UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2020 through August 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2020 (Unaudited)

JPMorgan High Yield Municipal Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

JPMorgan Tax Free Bond Fund

JPMorgan Ultra-Short Municipal Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

OCTOBER 23, 2020 (Unaudited)

Dear Shareholders,

Even as the U.S. economy has endured a severe contraction since the start of the pandemic, financial markets have generally rebounded from lows seen in March 2020 amid unprecedented support from the Federal Reserve (the “Fed”) and investor optimism about efforts to contain the spread of COVID-19.

“Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.”

— Andrea L. Lisher

In response to an acute sell-off in financial markets in February and March 2020, the Fed unveiled an array of lending and asset purchasing programs designed to head off a liquidity crisis in credit markets and maintain the flow of credit to the public and private sectors. The Fed also slashed interest rates in March 2020, as jobless claims spiked to record highs, which helped to bolster equity markets. In the following months, financial market volatility subsided and asset prices generally began to rebound, though global oil prices remained at historically low levels amid a steep drop off in demand and slower economic activity. For the six months ended August 31, 2020, the S&P 500 Index returned 19.6% and the Bloomberg Barclays U.S. Aggregate Index returned 2.9%.

Our long-term view remains one of cautious optimism, but we recognize the near-term risks stemming from uncertainty surrounding additional fiscal support and efforts to contain COVID-19. The pace of economic activity looks set to slow into the end of the year as services remain under pressure, and additional stimulus may be required to keep the economy on track in 2021. That said, volatility in financial markets could begin to recede as the results of the November 3rd election provide clarity on the contours of the political landscape going forward. Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

The reporting period began amid a steep sell-off in global financial markets as COVID-19 was declared a pandemic and economic activity was sharply curtailed. However, from April through the end of August 2020, financial markets largely rebounded amid unprecedented support from leading central banks and the efforts of national governments to both provide fiscal stimulus and limit the spread of the novel coronavirus.

A potential liquidity crisis in U.S. credit markets was headed off by the U.S. Federal Reserve, which unleashed an array of programs to shore up financial markets. While new issuance in the U.S. municipal bond market was sharply curtailed in March and April 2020, the pace of new issuance bonds began to rebound in June. While state and local governments in the U.S. faced a severe decline in revenue, most entered the reporting period with solid finances following more than a decade of continuous economic expansion in the U.S.

Overall, investment grade corporate credit and high yield debt (also known as “junk bonds”) rallied as investors sought higher yields amid falling interest rates and low yields on U.S. Treasury bonds. Within the tax free bond sector, higher rated bonds generally outperformed lower rated securities and pre-refunded, local general obligation bonds and utilities sector bonds generally outperformed state general obligation and transportation bonds.

For the six months ended August 31, 2020, the Bloomberg Barclays U.S. Aggregate Index returned 2.98% and the Bloomberg Barclays U.S. Municipal Index return 0.19%.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(4.85)%
Bloomberg Barclays U.S. Municipal Index	0.19%
Bloomberg Barclays High Yield Municipal Bond Index	(4.17)%

Net Assets as of 8/31/2020 (In Thousands)	$499,644
Duration as of 8/31/2020	8.8 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Municipal Fund (the “Fund”) seeks a high level of current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Municipal Index (the “Benchmark”) and the Bloomberg Barclays High Yield Municipal Bond Index.

The Fund’s out-of-Benchmark allocation to high yield bonds (also known as “junk bonds”) was a leading detractor from performance relative to the Benchmark. The Fund’s overweight allocation to education bonds and bonds rated BBB also detracted from relative performance.

The Fund’s underweight allocations to industrial development revenue/pollution control revenue bonds and transportation bonds were leading contributors to relative performance. The Fund’s underweight allocation to housing bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s assets were invested in municipal bonds, with a small allocation to loan assignments.

The Fund’s largest allocations were to bonds rated BBB and non-rated bonds while its smallest allocations were in bonds rated AAA and single-B. At the end of the reporting period, the Fund’s overall duration was 8.8 years compared with 5.2 years for the Benchmark.

CREDIT QUALITY ALLOCATIONS***
AAA	3.6%
AA	10.1
A	11.4
BBB	30.1
BB	15.8
B	1.1
NR	27.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 17, 2007
With Sales Charge**		(8.43)%	(4.92)%	2.56%	3.18%
Without Sales Charge		(4.90)	(1.25)	3.36	3.57
CLASS C SHARES	September 17, 2007
With CDSC***		(6.07)	(2.66)	2.85	3.06
Without CDSC		(5.07)	(1.66)	2.85	3.06
CLASS I SHARES	September 17, 2007	(4.85)	(1.15)	3.47	3.68
CLASS R6 SHARES	November 1, 2018	(4.81)	(1.06)	3.51	3.70

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Municipal Fund, the Bloomberg Barclays U.S. Municipal Index and the Bloomberg Barclays High Yield Municipal Bond Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index and the Bloomberg Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg Barclays U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	0.37%
Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index	1.36%

Net Assets as of 8/31/2020 (In Thousands)	$1,728,521
Duration as of 8/31/2020	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For six months ended August 31, 2020, the Fund underperformed the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocations to hospital and special tax bonds were leading detractors from performance. The Fund’s overweight allocations to bonds rated single-A and BBB and its underweight allocations to bonds rated AAA and AA, as well as its underweight allocations to the pre-refunded bonds and state general obligation bonds also detracted from relative performance.

The Fund’s overweight allocation to local general obligation bonds was a leading contributor to relative performance. The Fund’s overweight allocations to education and housing bonds, and its underweight allocation to New York State bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS***
AAA	21.6%
AA	48.7
A	18.6
BBB	7.5
BB	0.2
NR	3.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge**		(1.89)%	(0.28)%	1.39%	1.02%
Without Sales Charge		0.37	2.04	1.85	1.24
CLASS C SHARES	November 1, 2001
With CDSC***		(0.89)	0.59	1.34	0.73
Without CDSC		0.11	1.59	1.34	0.73
CLASS I SHARES	June 19, 2009	0.59	2.57	2.32	1.72
CLASS R6 SHARES	October 1, 2018	0.61	2.53	2.33	1.72

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.61%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	0.76%

Net Assets as of 8/31/2020 (In Thousands)	$302,109
Duration as of 8/31/2020	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Sustainable Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocation to education bonds rated single-A and BBB was a leading detractor from performance. The Fund’s underweight allocations to general obligation bonds and pre-refunded bonds also detracted from relative performance.

The Fund’s bias toward higher quality bonds within the housing and special tax bond sectors was a leading contributor to relative performance. The Fund’s overweight allocation to water & sewer bonds and its underweight allocation to industrial development revenue/pollution control revenue bonds also contributed to relative performance. The Fund’s overweight allocation to bond durations of eight years and longer also helped relative performance as interest rates fell. Generally, bonds with longer duration will experience a greater increase in price than shorter duration bonds when interest rates fall.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the six month period, the Fund’s overall duration was 4.9 years and the Benchmark’s was 4.4 years.

CREDIT QUALITY ALLOCATIONS***
AAA	24.3%
AA	46.4
A	21.7
BBB	6.4
NR	1.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge**		(3.19)%	(1.23)%	2.14%	2.43%
Without Sales Charge		0.58	2.66	2.92	2.82
CLASS C SHARES	November 4, 1997
With CDSC***		(0.70)	1.22	2.35	2.24
Without CDSC		0.30	2.22	2.35	2.24
CLASS I SHARES	February 9, 1993	0.61	2.93	3.18	3.07
CLASS R6 SHARES	November 6, 2017	0.76	3.04	3.24	3.10

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Sustainable Municipal Income Fund and the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvest-

ment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	(0.76)%
Bloomberg Barclays U.S. Municipal Index	0.19%

Net Assets as of 8/31/2020 (In Thousands)	$564,398
Duration as of 8/31/2020	7.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund underperformed the Bloomberg Barclays U.S. Municipal Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocations to bonds rated single-A and BBB was a leading detractor from performance. The Fund’s overweight allocations to bond maturities of 17+ years and to hospital bonds, and its underweight allocation to state general obligation bonds and overweight allocation to hospital bonds also detracted from relative performance. While education bonds generally provided positive returns, the Fund’s bias to education bonds rated single-A and BBB detracted from relative performance.

The Fund’s overweight allocation to local general obligation bonds and its security selection within housing bonds were leading contributors to relative performance. The Fund’s underweight allocations to transportation bonds and New York State bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS***
AAA	12.0%
AA	49.5
A	23.5
BBB	11.9
BB	0.8
B	0.5
NR	1.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge**		(4.46)%	(1.24)%	2.84%	3.22%
Without Sales Charge		(0.76)	2.58	3.63	3.61
CLASS C SHARES	July 1, 2008
With CDSC***		(2.06)	0.92	3.01	2.95
Without CDSC		(1.06)	1.92	3.01	2.95
CLASS I SHARES	February 1, 1995	(0.74)	2.73	3.84	3.81
CLASS R6 SHARES	October 1, 2018	(0.71)	2.79	3.86	3.82

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg Barclays U.S. Municipal Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays

U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.45%
Bloomberg Barclays 1 Year Municipal Bond Index	0.98%

Net Assets as of 8/31/2020 (In Thousands)	$5,477,958
Duration as of 8/31/2020	0.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund underperformed the Bloomberg Barclays 1 Year Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter overall duration was a leading detractor from performance as interest rates fell during the reporting period. Generally, bonds with shorter duration experience a smaller price increase compared with longer duration bonds when interest rates decline. The Fund’s security selection and overweight allocation to hospital bonds, and its out-of-Benchmark allocation to variable rate demand notes, which generally do not benefit from principal stability amid falling interest rates, also detracted from relative performance.

The Fund’s out-of-Benchmark exposure to bond durations of four-to-six years was a leading contributor to relative performance as longer duration bonds outperformed shorter duration bonds. The Fund’s underweight allocation and security selection in state general obligation bonds also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS***
AAA	22.7%
AA	40.5
A	8.9
BBB	3.8
BB	0.2
NR	23.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	May 31, 2016
With Sales Charge**		(1.98)%	(1.34)%	0.48%
Without Sales Charge		0.25	0.91	1.02
CLASS I SHARES	May 31, 2016	0.45	1.21	1.24

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg Barclays 1 Year Municipal Bond Index from May 31, 2016 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.1% (a)

Alaska — 0.5%

Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	325	337

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,302

Total Alaska		2,639

Arizona — 4.2%

Arizona Industrial Development Authority Series 2020A, Rev., 4.00%, 7/15/2040 (b)	800	776

Arizona Industrial Development Authority, Academics of Math and Science Projects

Rev., 4.00%, 7/1/2029 (b)	400	408

Rev., 5.00%, 7/1/2039 (b)	1,000	1,054

Arizona Industrial Development Authority, Cadence Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (b)	500	516

Arizona Industrial Development Authority, Equitable School Revolving Funds Series A, Rev., 5.00%, 11/1/2044	750	906

Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects

Series 2019A, Rev., 3.55%, 7/15/2029 (b)	1,360	1,352

Series 2019A, Rev., 5.00%, 7/15/2039 (b)	1,325	1,412

Series 2019A, Rev., 5.00%, 7/15/2049 (b)	1,675	1,739

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,501

Series 2019A, Rev., 5.00%, 1/1/2037	1,000	949

Series 2019A, Rev., 5.00%, 1/1/2038	1,000	937

Series 2019A, Rev., 4.25%, 1/1/2039	1,000	844

Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,631

Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects

Series 2018A, Rev., 5.00%, 7/15/2028 (b)	1,000	1,082

Series 2018A, Rev., 5.75%, 7/15/2038 (b)	1,000	1,107

City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	55

Glendale Industrial Development Authority, Terraces of Phoenix Project

Series 2018A, Rev., 4.00%, 7/1/2028	450	446

Series 2018A, Rev., 5.00%, 7/1/2033	600	618

Series 2018A, Rev., 5.00%, 7/1/2038	300	305

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	381

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Series 2018A, Rev., 5.00%, 7/1/2033	150	163

Series 2018A, Rev., 5.00%, 7/1/2037	200	214

La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project

Series 2018A, Rev., 5.00%, 2/15/2028	200	227

Series 2018A, Rev., 5.00%, 2/15/2038	405	453

Maricopa County Industrial Development Authority

Series 2020A, Rev., 4.00%, 7/1/2030 (b)	320	331

Series 2020A, Rev., 5.00%, 7/1/2040 (b)	620	654

Series 2020A, Rev., 5.00%, 7/1/2050 (b)	780	811

Total Arizona		20,872

California — 1.7%

California Community College Financing Authority, Orange Coast Properties LLC — Orange Coast College Project

Rev., 5.00%, 5/1/2037	750	773

Rev., 5.00%, 5/1/2038	400	411

California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	562

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	224

California Municipal Finance Authority, John Adams Academies Lincoln Project

Series 2019A, Rev., 4.00%, 10/1/2029 (b)	410	417

Series 2019A, Rev., 5.00%, 10/1/2039 (b)	900	940

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	258

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	255

California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	850	925

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025 (c)	250	275

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	230

California Public Finance Authority, Laverne Elementary Preparatory Academy

Series 2019A, Rev., 4.25%, 6/15/2029 (b)	795	808

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	785	802

California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	171

California School Finance Authority Series 2015A, Rev., 5.00%, 7/1/2035 (b)	100	113

Eastern Municipal Water District Financing Authority Series 2020A, Rev., 5.00%, 7/1/2037	80	108

Palomar Health Rev., 5.00%, 11/1/2039	500	568

Pomona Unified School District Series C, GO, 6.00%, 8/1/2029 (d)	160	233

San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, Zero Coupon, 9/1/2028	100	73

Sunnyvale Elementary School District, Election 2004 Series C, GO, 5.50%, 9/1/2034	175	259

Total California		8,405

Colorado — 8.6%

Aviation Station, North Metropolitan District No. 2 Series A, GO, 5.00%, 12/1/2039	750	766

Bradburn Metropolitan District No. 2

Series 2018A, GO, 5.00%, 12/1/2038	500	536

Series 2018B, GO, 7.25%, 12/15/2047	500	509

Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project

Series 2018A, Rev., 5.00%, 12/1/2032	500	615

Series 2018A, Rev., 5.00%, 12/1/2033	500	610

Series 2018A, Rev., 4.00%, 12/1/2048	500	541

Colorado Health Facilities Authority Series 2017A, Rev., 5.00%, 5/15/2022	280	291

Colorado Health Facilities Authority, Christian Living Neighborhoods

Rev., 4.00%, 1/1/2028	500	520

Rev., 4.00%, 1/1/2038	550	526

Rev., 5.00%, 1/1/2038	1,550	1,659

Colorado Health Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	2,000	2,216

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series A, Rev., 5.25%, 5/15/2028	1,000	1,142

Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Series 2020A, Rev., 4.00%, 9/1/2050	675	735

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Copper Ridge Metropolitan District

Rev., 4.00%, 12/1/2029	1,000	946

Rev., 5.00%, 12/1/2039	1,000	947

Copperleaf Metropolitan District No. 4

Series 2020A, GO, 5.00%, 12/1/2039	775	796

Series 2020A, GO, 5.00%, 12/1/2049	1,000	1,009

Cottonwood Highlands Metropolitan District No. 1 Series 2019A, GO, 5.00%, 12/1/2049	900	911

Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,121

Denver Health & Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,343

DIATC Metropolitan District

GO, 3.25%, 12/1/2029 (b)	590	569

GO, 5.00%, 12/1/2039 (b)	1,240	1,277

Jefferson Center Metropolitan District No. 1

Series 2020A-2, Rev., 4.13%, 12/1/2040	285	286

Series 2020B, Rev., 5.75%, 12/15/2050	2,500	2,508

Lanterns Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2039	1,375	1,417

Mirabelle Metropolitan District No. 2

Series 2020A, GO, 5.00%, 12/1/2039	700	715

Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,258

Painted Prairie Metropolitain District No. 2 GO, 5.25%, 12/1/2048	2,000	2,042

Painted Prairie Public Improvement Authority

Rev., 4.00%, 12/1/2029	1,000	1,021

Rev., 5.00%, 12/1/2039	2,500	2,626

Public Authority for Colorado Energy, Natural Gas Purchase Series 2008, Rev., 6.13%, 11/15/2023	90	98

Raindance Metropolitan District No. 1 Non-Potable Water System Rev., 5.00%, 12/1/2040	750	753

South Suburban Park & Recreation District

COP, 4.00%, 12/15/2036	1,350	1,553

COP, 4.00%, 12/15/2037	500	574

STC Metropolitan District No. 2

Series 2019A, GO, 3.00%, 12/1/2025	555	539

Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,001

Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,738

Thompson Crossing Metropolitan District No. 4

GO, 5.00%, 12/1/2039	1,400	1,466

GO, 5.00%, 12/1/2049	1,500	1,526

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Trails at Crowfoot Metropolitan District No. 3

Series A, GO, 4.38%, 12/1/2030	620	624

Series A, GO, 5.00%, 12/1/2039	1,000	1,020

Willow Bend Metropolitan District Series A, GO, 5.00%, 12/1/2039	600	616

Total Colorado		42,966

Connecticut — 1.8%

Connecticut State Health & Educational Facilities Authority

Series A-1, Rev., 5.00%, 10/1/2029 (b)	400	426

Series G-1, Rev., 5.00%, 7/1/2034 (b)	225	254

Series A-1, Rev., 4.50%, 10/1/2034 (b)	2,350	2,351

Series A-1, Rev., 5.00%, 10/1/2039 (b)	1,000	1,020

Connecticut State Health and Educational Facilities Authority, McLean Issue

Series 2020B-2, Rev., 2.75%, 1/1/2026 (b)	650	653

Series 2020B-1, Rev., 3.25%, 1/1/2027 (b)	700	704

Series 2020A, Rev., 5.00%, 1/1/2030 (b)	250	275

Series 2020A, Rev., 5.00%, 1/1/2045 (b)	500	530

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2020	200	202

State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,232

Town of Hamden Rev., 5.00%, 1/1/2030	1,500	1,545

Total Connecticut		9,192

Delaware — 0.2%

Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	798

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	125	127

Total Delaware		925

District of Columbia — 0.3%

District of Columbia

Series 2017B, Rev., 5.00%, 7/1/2037	500	584

Rev., 4.00%, 7/1/2039	200	217

District of Columbia, International School Issue Rev., 5.00%, 7/1/2039	650	750

Total District of Columbia		1,551

Florida — 10.2%

Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project

Series A, Rev., 5.00%, 12/15/2029	405	458

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Series A, Rev., 5.00%, 12/15/2039	1,775	1,939

Capital Trust Agency, Inc., Franklin Academy Project

Rev., 4.00%, 12/15/2025 (b)	300	315

Rev., 5.00%, 12/15/2026 (b)	300	332

Rev., 5.00%, 12/15/2027 (b)	330	363

Rev., 5.00%, 12/15/2028 (b)	345	379

Rev., 5.00%, 12/15/2029 (b)	365	399

Rev., 5.00%, 12/15/2030 (b)	510	556

Rev., 5.00%, 12/15/2035 (b)	1,080	1,159

Rev., 5.00%, 12/15/2040 (b)	1,200	1,274

Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project

Series 2020A, Rev., 3.00%, 12/15/2029 (b)	420	397

Series 2020A, Rev., 5.00%, 12/15/2039 (b)	640	684

Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc. Project

Series 2020A, Rev., 4.00%, 8/1/2030	200	227

Series 2020A, Rev., 5.00%, 8/1/2040	300	349

Charlotte County, Utility System

Rev., AGM, 5.25%, 10/1/2021 (d)	70	74

Rev., AGM, 5.25%, 10/1/2024	130	137

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 4.00%, 7/1/2038	190	217

Series 2020B, Rev., 4.00%, 7/1/2039	250	285

Series 2020B, Rev., 5.00%, 7/1/2040	390	482

Series 2020B, Rev., 4.00%, 7/1/2045	750	842

Series 2020B, Rev., 5.00%, 7/1/2050	1,785	2,185

City of Venice, Village on the Isle Project

Rev., 5.00%, 1/1/2037	1,000	1,058

Rev., 5.00%, 1/1/2047	1,000	1,037

County of Broward Series 2019A, Rev., AMT, 4.00%, 10/1/2044	2,475	2,743

County of Lake, Imagine South Lake Charter School Project

Series A, Rev., 5.00%, 1/15/2029 (b)	500	536

Series A, Rev., 5.00%, 1/15/2039 (b)	550	579

Series A, Rev., 5.00%, 1/15/2049 (b)	825	854

County of Palm Beach, Atlantic University

Rev., 5.00%, 4/1/2029 (b)	400	417

Rev., 5.00%, 4/1/2039 (b)	900	896

County of Palm Beach, Tuscan Gardens of Delray Beach Project

Series 2018-A, Rev., 4.25%, 10/1/2029 (c)	1,000	900

Series 2018C, Rev., 6.25%, 10/1/2029 (c)	1,000	850

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Development Finance Corp. Series 2020A, Rev., 5.00%, 1/1/2040 (b)	2,430	2,468

Florida Development Finance Corp., Educational Facilities, Renaissance Charter School Inc. Project

Series 2020C, Rev., 4.00%, 9/15/2030 (b)	235	243

Series 2020C, Rev., 5.00%, 9/15/2040 (b)	525	559

Florida Development Finance Corp., Educational Facilities, Social Bonds — UCP Charter Schools Project

Series 2020A, Rev., 4.00%, 6/1/2030 (b)	500	500

Series 2020A, Rev., 5.00%, 6/1/2040 (b)	830	854

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 4.00%, 12/15/2029 (b)	260	289

Series A, Rev., 5.00%, 12/15/2034 (b)	525	613

Series A, Rev., 5.00%, 12/15/2039 (b)	305	352

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 5.00%, 3/1/2034	385	424

Rev., 5.00%, 3/1/2035	1,165	1,281

Rev., 5.00%, 3/1/2036	1,230	1,349

Rev., 5.00%, 3/1/2037	1,130	1,236

Rev., 5.00%, 3/1/2044	2,000	2,149

Florida Higher Educational Facilities Financial Authority, St. Leo University Project Series 2019, Rev., 5.00%, 3/1/2039	750	803

JEA Electric System Series B, Rev., 5.00%, 10/1/2034	25	26

Lakeland Educational Facilities, Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	534

Lee County Industrial Development Authority, Shell Point/Waterside Health Project Rev., 5.00%, 11/15/2039	1,340	1,463

Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	618

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020B, Rev., 4.00%, 11/15/2041	250	275

Series 2020B, Rev., 5.00%, 11/15/2042	500	592

Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (b)	1,060	1,153

Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	625	692

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Polk County Industrial Development Authority, Retirement Facilities, Carpenter’s Home Estates

Series 2019A, Rev., 5.00%, 1/1/2029	440	475

Series 2019A, Rev., 5.00%, 1/1/2039	400	419

Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,132

Seminole County Industrial Development Authority

Series 2019B-2, Rev., 3.75%, 11/15/2025	2,000	1,866

Series 2019B-1, Rev., 4.25%, 11/15/2026	2,000	1,881

Series 2019A, Rev., 5.00%, 11/15/2029	1,000	978

Series 2019A, Rev., 5.25%, 11/15/2039	2,000	1,847

Tampa Bay Water Utility System, Revenue Refunding and Improvement Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	720

Total Florida		50,714

Georgia — 0.3%

City of Atlanta, Airport Series 2012C, Rev., 5.00%, 1/1/2042	500	522

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc. Project Series 2020A, Rev., 5.00%, 4/1/2050	230	284

Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	240	284

Georgia Housing and Finance Authority, Single Family Mortgage Series B, Rev., AMT, 4.00%, 12/1/2029	5	5

Glynn-Brunswick Memorial Hospital Authority Rev., 4.00%, 8/1/2036	375	424

Total Georgia		1,519

Idaho — 0.0% (e)

Idaho Housing and Finance Association, Compass Public Charter School, Inc. Project Series A, Rev., 4.63%, 7/1/2029 (b)	180	189

Illinois — 4.8%

Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	575

City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	192

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	1,273

Grundy & Will Counties Community Unit School District No. 1 Coal City GO, 5.00%, 2/1/2027	600	734

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, University of Illinois, Champaign Project

Series 2019A, Rev., 5.00%, 10/1/2036	300	368

Series 2019A, Rev., 5.00%, 10/1/2037	400	489

Series 2019A, Rev., 5.00%, 10/1/2038	400	488

Series 2019A, Rev., 5.00%, 10/1/2039	350	425

Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,198

Lake County Community Consolidated School District No. 50 Woodland Series C, GO, 5.25%, 1/1/2021 (d)	150	153

Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,687

Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	64

Northern Illinois University

Series 2020B, Rev., 4.00%, 4/1/2039	650	727

Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,612

Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	299

Sales Tax Securitization Corp. Series 2020A, Rev., 5.00%, 1/1/2037	1,050	1,267

State of Illinois

GO, 4.88%, 5/1/2021	750	766

Series 2018A, GO, 5.00%, 10/1/2021	750	777

GO, 5.13%, 5/1/2022	250	264

GO, 5.38%, 5/1/2023	250	271

GO, 5.50%, 5/1/2024	750	834

Series 2012, GO, 4.13%, 3/1/2028	170	173

GO, 4.00%, 6/1/2035	5,000	5,121

Upper Illinois River Valley Development Authority, Morris Hospital

Series 2018, Rev., 5.00%, 12/1/2027	1,145	1,415

Series 2018, Rev., 5.00%, 12/1/2028	1,050	1,318

Series 2018, Rev., 5.00%, 12/1/2029	875	1,092

Series 2018, Rev., 5.00%, 12/1/2033	250	301

Series 2018, Rev., 5.00%, 12/1/2034	20	24

Total Illinois		23,907

Indiana — 2.0%

City of Franklin, Otterbeit Homes

Series B, Rev., 4.00%, 7/1/2036	870	965

Series B, Rev., 4.00%, 7/1/2037	905	1,001

Series B, Rev., 4.00%, 7/1/2038	940	1,038

Series B, Rev., 4.00%, 7/1/2039	750	824

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Series B, Rev., 4.00%, 7/1/2040	500	548

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc. Project

Series 2020A, Rev., 4.00%, 7/1/2030	105	110

Series 2020A, Rev., 5.00%, 7/1/2040	170	184

Series 2020A, Rev., 5.00%, 7/1/2055	455	484

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2035	665	812

Series A, Rev., 4.00%, 11/1/2036	235	267

Series A, Rev., 4.00%, 11/1/2037	330	373

Series A, Rev., 4.00%, 11/1/2038	340	383

Series A, Rev., 4.00%, 11/1/2039	360	405

Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,113

Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,074

Indiana Housing and Community Development Authority, Home First Mortgage

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 9/1/2020	10	10

Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/1/2027	15	15

Indiana State Finance Authority, Wastewater Utility, First Lien Series 2101A, Rev., 5.25%, 10/1/2031	250	263

Total Indiana		9,869

Iowa — 0.5%

Iowa Finance Authority, Northcrest Inc. Project

Series 2018A, Rev., 5.00%, 3/1/2028	890	961

Series 2018A, Rev., 5.00%, 3/1/2038	250	263

Iowa Finance Authority, Phs Council Bluffs, Inc. Project

Rev., 3.95%, 8/1/2023	150	150

Rev., 4.45%, 8/1/2028	250	254

Rev., 5.00%, 8/1/2033	485	493

Rev., 5.00%, 8/1/2038	370	374

Total Iowa		2,495

Kansas — 0.5%

City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.

Series A, Rev., 5.00%, 5/15/2032	500	541

Series A, Rev., 5.00%, 5/15/2039	850	911

City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.

Series 2018 I, Rev., 5.00%, 5/15/2033	500	510

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

Series I, Rev., 5.00%, 5/15/2038	500	503

Total Kansas		2,465

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center

Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,032

Series 2016A, Rev., 5.00%, 2/1/2040	500	549

Total Kentucky		1,581

Louisiana — 0.8%

East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 4.75%, 10/1/2029	40	40

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	576

Louisiana Public Facilities Authority, Young Audiences Charter School Project

Series A, Rev., 5.00%, 4/1/2030 (b)	525	548

Series A, Rev., 5.00%, 4/1/2039 (b)	1,425	1,427

Series A, Rev., 5.00%, 4/1/2049 (b)	1,135	1,105

New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	285

Total Louisiana		3,981

Maine — 0.0% (e)

Maine Health and Higher Educational Facilities Authority Series A, Rev., 5.00%, 7/1/2023 (d)	25	28

Maryland — 0.8%

County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037 (b)	1,500	1,582

Maryland Economic Development Corp.

Rev., 4.00%, 7/1/2040	300	302

Rev., 4.00%, 7/1/2050	1,500	1,468

Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue

Rev., 3.25%, 7/1/2039	175	175

Rev., 4.00%, 7/1/2040	215	241

Total Maryland		3,768

Massachusetts — 2.0%

Massachusetts Bay Transportation Authority Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	408

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2037	500	577

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Rev., 5.00%, 1/1/2038	405	465

Rev., 5.00%, 1/1/2043	500	567

Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	555

Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042 (b)	2,000	2,018

Massachusetts Development Finance Agency, Orchid Cove, Inc.

Rev., 4.00%, 10/1/2029	925	977

Rev., 4.00%, 10/1/2039	500	509

Rev., 5.00%, 10/1/2039	250	270

Massachusetts Development Finance Agency, Suffolk University

Rev., 5.00%, 7/1/2036	450	532

Rev., 5.00%, 7/1/2037	605	712

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,310

Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	565

Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	444

Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	146

Total Massachusetts		10,055

Michigan — 3.6%

City of Detroit

GO, 5.00%, 4/1/2035	500	526

GO, 5.00%, 4/1/2036	500	524

GO, 5.00%, 4/1/2037	500	523

Flint Hospital Building Authority Rev., 4.00%, 7/1/2038	1,800	1,892

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 5.00%, 5/15/2032	1,915	1,987

Rev., 5.00%, 5/15/2037	1,230	1,271

Kentwood Economic Development Corp., Holland Home Obligated Group Rev., 5.00%, 11/15/2032	1,390	1,506

Michigan Finance Authority, Kettering University Project

Rev., 4.00%, 9/1/2045	500	545

Rev., 4.00%, 9/1/2050	1,000	1,085

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	841

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 5.00%, 11/15/2034	1,900	2,040

Rev., 5.00%, 11/15/2043	750	784

Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,808

Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Project Rev., 5.00%, 11/15/2034	1,280	1,380

Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	40	40

Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	422

Total Michigan		18,174

Minnesota — 0.7%

City of Apple Valley, Minnesota Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	750	755

City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	854

City of Wayzata, Folkestone Senior Living Community

Rev., 5.00%, 8/1/2032	100	106

Rev., 5.00%, 8/1/2033	200	212

Rev., 5.00%, 8/1/2035	200	212

Rev., 3.75%, 8/1/2036	250	246

Rev., 3.75%, 8/1/2037	500	488

Rev., 4.00%, 8/1/2038	350	350

Rev., 4.00%, 8/1/2039	250	250

Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	2	2

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	55	55

Minnesota Housing Finance Agency, Residential Housing Finance Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	5	5

Total Minnesota		3,535

Mississippi — 0.6%

Mississippi Development Bank, Harrison County, Coliseum and Convention Center

Series A, Rev., GTD, 5.25%, 1/1/2030	160	213

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued

Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	137

Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project

Series A, Rev., 4.00%, 1/1/2039	1,250	1,433

Series A, Rev., 4.00%, 1/1/2040	1,000	1,143

Total Mississippi		2,926

Missouri — 1.8%

Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	491

Health and Educational Facilities Authority of the State of Missouri

Series 2019C, Rev., 4.00%, 2/1/2032	390	415

Series 2019C, Rev., 4.00%, 2/1/2033	865	914

Series 2019C, Rev., 4.00%, 2/1/2034	1,000	1,050

Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,710

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550	611

Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,104

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,083

Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program

Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 11/1/2020 (d)	30	31

Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 5/1/2021 (d)	15	15

St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	692

Total Missouri		9,116

Montana — 0.1%

Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	372

Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	90	94

Total Montana		466

Nebraska — 0.4%

Nebraska Educational Health Cultural & Social Services Finance Authority

Series 2019A, Rev., 4.00%, 1/1/2034	1,000	1,126

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nebraska — continued

Series 2019A, Rev., 4.00%, 1/1/2037	1,000	1,118

Total Nebraska		2,244

Nevada — 0.2%

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	407

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (b)	190	189

County of Clark NV Passenger Facility Charge Series 2019E, Rev., 5.00%, 7/1/2033	200	254

Total Nevada		850

New Hampshire — 0.3%

City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	131

New Hampshire Business Finance Authority, The Vista Project

Series A, Rev., 5.25%, 7/1/2039 (b)	200	203

Series A, Rev., 5.63%, 7/1/2046 (b)	1,000	1,024

New Hampshire Housing Finance Authority, Single Family Mortgage Series 2011A, Rev., AMT, 5.25%, 7/1/2028	5	5

Total New Hampshire		1,363

New Jersey — 5.0%

New Jersey Economic Development Authority

Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,616

Series 2020A, Rev., 4.00%, 11/1/2038	750	807

Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000	1,915

Series 2020A, Rev., 4.00%, 11/1/2039	2,000	2,151

Rev., 5.00%, 1/1/2040 (b)	3,000	2,853

Series 2017DDD, Rev., 5.00%, 6/15/2042	4,585	5,191

New Jersey Economic Development Authority, Charter School, Golden Door Charter School Project

Series 2018A, Rev., 5.13%, 11/1/2029 (b)	210	223

Series 2018-A, Rev., 6.25%, 11/1/2038 (b)	525	589

New Jersey Economic Development Authority, Charter School, Marion P. Thomas Charter School, Inc. Project Series 2018-A, Rev., 5.00%, 10/1/2033 (b)	1,000	1,043

New Jersey Economic Development Authority, Motor Vehicle Surplus Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	434

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,366

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

New Jersey Educational Facilities Authority, Seton Hall University Issue, Tax-Exempt

Series 2020C, Rev., AGM, 3.25%, 7/1/2049	700	723

Series 2020C, Rev., AGM, 4.00%, 7/1/2050	725	814

New Jersey Health Care Facilities Financing Authority, St. Josephs Healthcare System Rev., 5.00%, 7/1/2041	1,500	1,666

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 2018A, Rev., AMT, 3.75%, 12/1/2031	750	793

Series 2018A, Rev., AMT, 4.00%, 12/1/2032	400	429

Series A, Rev., AMT, 4.00%, 12/1/2033	500	534

Series 2018A, Rev., AMT, 4.00%, 12/1/2034	300	320

Series A, Rev., AMT, 4.00%, 12/1/2035	200	212

New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,073

Total New Jersey		24,752

New Mexico — 0.6%

City of Santa Fe, El Castillo Retirement Residences Project Series 2019A, Rev., 5.00%, 5/15/2034	650	700

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project

Series A, Rev., 5.00%, 7/1/2033	360	384

Series A, Rev., 5.00%, 7/1/2034	375	398

Series A, Rev., 5.00%, 7/1/2039	1,225	1,283

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2011B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 3/1/2028	55	56

Total New Mexico		2,821

New York — 4.5%

Build Resource Corp., Inwood Academy for Leadership Charter School Project

Series 2018A, Rev., 4.88%, 5/1/2031 (b)	500	538

Series 2018A, Rev., 5.13%, 5/1/2038 (b)	250	266

Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	989

Metropolitan Transportation Authority

Series 2018C, Subseries C-1, Rev., BAN, 5.00%, 9/1/2020	2,400	2,400

Series 2014B, Rev., 5.00%, 11/15/2020	300	302

Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	200	208

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	525

Monroe County Industrial Development Corp.

Rev., 4.00%, 1/1/2030	2,000	2,001

Rev., 5.00%, 1/1/2040	2,145	2,232

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project

Series 2020A, Rev., 5.00%, 6/1/2040 (b)	630	737

Series 2020A, Rev., 5.00%, 6/1/2059 (b)	540	618

New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	731

New York State Dormitory Authority Series 2020A, Rev., AGM, 3.00%, 9/1/2050	1,850	1,910

New York Transportation Development Corp. Rev., AMT, 5.00%, 1/1/2028	500	557

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2022	1,000	1,031

Rev., AMT, 5.00%, 1/1/2025	3,250	3,517

Rev., AMT, 4.00%, 1/1/2036	500	505

Rev., AMT, 5.00%, 1/1/2036	375	404

Onondaga Civic Development Corp., Le Moyne College Project

Rev., 5.00%, 1/1/2037	300	341

Rev., 5.00%, 1/1/2038	200	227

Rev., 5.00%, 1/1/2043	500	559

Suffolk County Economic Development Corp. Rev., 5.00%, 12/1/2029 (f)	750	833

Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Series 2019, Rev., 5.00%, 7/1/2042	365	404

Yonkers Economic Development Corp., Charter School of Educational Excellence Project

Series 2019A, Rev., 4.00%, 10/15/2029	200	205

Series 2019A, Rev., 5.00%, 10/15/2039	315	333

Total New York		22,373

North Carolina — 0.4%

North Carolina Medical Care Commission Series 2019A, Rev., 5.00%, 1/1/2031	625	678

North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Davidson Project Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,084

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040 (f)	355	389

Total North Carolina		2,151

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — 0.0% (e)

North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2012A, Rev., 3.75%, 7/1/2042	40	41

Ohio — 4.4%

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,546

City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2027	380	406

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2041	550	630

Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project

Rev., 5.00%, 12/1/2033	1,000	1,058

Rev., 5.25%, 12/1/2038	500	527

Rev., 5.50%, 12/1/2043	500	526

County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	231

County of Ross, Adena Health System Rev., 5.00%, 12/1/2039	1,000	1,225

County of Warren, Otterbein Homes

Series A, Rev., 4.00%, 7/1/2037	1,000	1,106

Series A, Rev., 4.00%, 7/1/2039	500	550

Greene County Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	58

Ohio Higher Educational Facility Commission

Rev., 5.00%, 11/1/2034	2,875	3,185

Rev., 5.00%, 11/1/2039	4,890	5,322

Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project

Rev., 5.00%, 12/1/2028	500	539

Rev., 5.00%, 12/1/2033	270	278

Rev., 5.00%, 12/1/2038	685	690

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,174

Ohio Housing Finance Agency, Single Family Mortgage Series 2011 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2028	15	15

Total Ohio		22,066

Oklahoma — 0.4%

Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.38%, 7/1/2040	220	228

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,165

Tulsa Airports Improvement Trust

Series A, Rev., AMT, 5.00%, 6/1/2024	300	344

Series A, Rev., AMT, 5.00%, 6/1/2025	420	481

Total Oklahoma		2,218

Oregon — 0.6%

Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project

Series 2018A, Rev., 5.00%, 5/15/2038	220	231

Series 2018A, Rev., 5.00%, 5/15/2043	310	323

Clackamas County School District No. 7J, Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	202

Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	28

Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2035	135	167

Series 2020A, Rev., 5.00%, 10/1/2040	585	717

Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	20	21

Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,079

State of Oregon, University Systems Projects Series G, GO, 5.25%, 8/2/2021 (d)	105	110

Total Oregon		2,878

Pennsylvania — 9.1%

Aliquippa School District

GO, 3.75%, 12/1/2033	2,000	2,274

GO, 3.88%, 12/1/2037	1,250	1,408

Allegheny County Airport Authority, Pittsburgh International Airport Series 2012A-1, Rev., 5.00%, 1/1/2022 (d)	350	371

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	562

Allentown City School District

Series C, GO, 4.00%, 2/1/2034	1,580	1,847

Series B, GO, 5.00%, 2/1/2034	1,300	1,654

Series C, GO, 4.00%, 2/1/2035	1,000	1,165

Allentown Neighborhood Improvement Zone Development Authority, City Center Project

Rev., 5.00%, 5/1/2033 (b)	250	266

Rev., 5.00%, 5/1/2042 (b)	250	262

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Berks County Industrial Development Authority, Healthcare Facilities

Rev., 5.00%, 5/15/2033	500	538

Series 2017A, Rev., 5.00%, 5/15/2037	250	268

Rev., 5.00%, 5/15/2038	500	534

Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,091

Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,703

Cumberland County Municipal Authority

Rev., 3.00%, 1/1/2024	1,000	953

Rev., 3.38%, 1/1/2029	4,545	4,072

Dallas Area Municipal Authority, Misericordia University Project

Rev., 3.25%, 5/1/2023	150	152

Rev., 5.00%, 5/1/2029	650	731

Rev., 5.00%, 5/1/2039	1,100	1,217

Franklin County Industrial Development Authority, Haven Inc. Project

Rev., 5.00%, 12/1/2029	195	207

Rev., 5.00%, 12/1/2039	385	393

Rev., 5.00%, 12/1/2049	500	502

Lancaster County Hospital Authority

Rev., 5.00%, 3/1/2040	250	258

Rev., 5.00%, 3/1/2045	500	511

Rev., 5.00%, 3/1/2050	500	509

Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project

Series 2019B, Rev., 2.88%, 12/15/2023	1,000	984

Series 2019A, Rev., 5.00%, 6/15/2032	545	580

Series 2019A, Rev., 5.00%, 6/15/2033	570	602

Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,154

Lancaster Industrial Development Authority, Willow Valley Communities Project Rev., 5.00%, 12/1/2044	1,425	1,614

Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	82

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2034	275	308

Rev., 4.00%, 4/1/2035	205	210

Rev., 4.00%, 4/1/2036	520	529

Rev., 4.00%, 4/1/2037	545	553

Rev., 4.00%, 4/1/2038	695	703

Rev., 4.00%, 4/1/2039	725	729

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Montgomery County Industrial Development Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020C, Rev., 4.00%, 11/15/2043	300	329

Series 2020C, Rev., 5.00%, 11/15/2045	730	862

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Series 2019, Rev., 4.00%, 12/1/2034	170	183

Series 2019, Rev., 4.00%, 12/1/2035	175	188

Series 2019, Rev., 4.00%, 12/1/2036	175	188

Series 2019, Rev., 4.00%, 12/1/2037	100	107

Series 2019, Rev., 4.00%, 12/1/2038	100	107

Series 2019, Rev., 5.00%, 12/1/2044	350	387

Series 2019, Rev., 5.00%, 12/1/2049	500	552

Northampton County Industrial Development Authority Rev., 5.00%, 11/1/2039	1,000	1,036

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	20	20

Philadelphia Authority for Industrial Development

Rev., 4.00%, 6/15/2029	360	367

Rev., 5.00%, 6/15/2039	500	515

Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (b)	700	731

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project

Series 2020A, Rev., 5.00%, 8/1/2030	265	317

Series 2020A, Rev., 5.00%, 8/1/2040	315	364

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,442

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	776

West Mifflin School District

GO, 3.00%, 4/1/2034	1,000	1,106

GO, 3.00%, 4/1/2038	1,400	1,524

Wilkes-Barre Area School District

Series 2019, GO, 3.50%, 4/15/2038	370	419

Series 2019, GO, 3.50%, 4/15/2039	230	260

Series 2019, GO, 3.75%, 4/15/2044	1,000	1,135

Total Pennsylvania		45,411

Rhode Island — 0.1%

Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	269

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — continued

Rhode Island Student Loan Authority, Senior Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	113

Total Rhode Island		382

South Carolina — 1.6%

South Carolina Jobs-Economic Development Authority

Series 2020A, Rev., 5.00%, 11/15/2028	210	226

Series 2020A, Rev., 5.00%, 11/15/2029	110	119

Series 2019A, Rev., 4.00%, 4/1/2034	605	635

Series 2020A, Rev., 5.00%, 11/15/2042	580	597

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project

Series A, Rev., 4.00%, 12/1/2029 (b)	1,130	1,248

Series A, Rev., 5.00%, 12/1/2034 (b)	1,405	1,629

Series A, Rev., 5.00%, 12/1/2039 (b)	1,795	2,040

South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Homes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,596

Total South Carolina		8,090

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority, Sanford Health Rev., 5.00%, 11/1/2045	500	568

South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	35	36

Total South Dakota		604

Tennessee — 2.5%

Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,108

Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	778

Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project

Rev., 4.50%, 6/1/2028 (b)	500	521

Rev., 5.13%, 6/1/2036 (b)	425	445

Shelby County Health Educational & Housing Facilities Board

Series 2019A, Rev., 5.00%, 10/1/2029	1,350	1,351

Series 2019A, Rev., 5.50%, 10/1/2034	2,850	2,842

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

Shelby County Health Educational and Housing Facilities Board

Series 2019A, Rev., 5.75%, 10/1/2049	1,000	956

Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,421

Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,143

Tennessee Housing Development Agency, Homeownership Program

Series A, Rev., AMT, 4.50%, 1/1/2021 (d)	20	20

Series 1A, Rev., AMT, 4.50%, 1/1/2038	45	46

Total Tennessee		12,631

Texas — 6.1%

Arlington Higher Education Finance Corp. Series 2020A, Rev., 4.00%, 6/15/2040 (b)	1,810	1,762

Arlington Higher Education Finance Corp., Winfree Academy Charter Schools

Series 2019A, Rev., 5.15%, 8/15/2029	435	467

Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,089

Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	878

City of Houston

Series 2018D, Rev., 5.00%, 7/1/2028	355	453

Rev., AMT, 5.00%, 7/1/2029	2,500	2,588

City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027 (d)	30	29

City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028 (b)	915	1,032

Dallas Area Rapid Transit, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	179

Danbury Higher Education Authority, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,125

Matagorda County Navigation District No. 1, Central Power and Light Co. Project Rev., 2.60%, 11/1/2029	1,000	1,033

New Hope Cultural Education Facilities Finance Corp.

Rev., 4.00%, 1/1/2029	300	290

Series 2020A, Rev., 5.00%, 1/1/2030	1,075	1,149

Series 2020A, Rev., 5.00%, 1/1/2035	865	904

Rev., 5.00%, 1/1/2039	205	205

Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,546

Series 2020A, Rev., 5.00%, 1/1/2040	790	814

Series 2020A, Rev., 5.00%, 1/1/2055	2,000	2,029

New Hope Cultural Education Facilities Finance Corp., Beta Academy

Series A, Rev., 3.38%, 8/15/2029 (b)	300	298

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Series A, Rev., 4.00%, 8/15/2029 (b)	330	342

Series A, Rev., 5.00%, 8/15/2039 (b)	1,035	1,082

Series A, Rev., 5.00%, 8/15/2049 (b)	670	689

New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	946

New Hope Cultural Education Facilities Finance Corp., Children’s Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,009

Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.

Rev., 4.25%, 6/15/2028	140	142

Rev., 5.00%, 6/15/2033	150	154

Rev., 5.00%, 6/15/2038	250	256

Permanent University Fund — Texas A&M University System Series B, Rev., 5.25%, 7/1/2028	140	188

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	188

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project

Series 2020A, Rev., 6.25%, 11/15/2031	500	500

Series 2020A, Rev., 6.63%, 11/15/2041	1,455	1,455

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt

Series 2020B-2, Rev., 3.00%, 11/15/2026	1,660	1,660

Series 2020B-1, Rev., 4.00%, 11/15/2027	2,100	2,100

Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	10	10

Total Texas		30,591

Utah — 1.7%

Mida Mountain Village Public Infrastructure District

Series 2020B, 6.25%, 8/1/2030 (b)	1,000	968

Series 2020A, 4.50%, 8/1/2040	1,000	1,001

Utah Charter School Finance Authority

Series 2020A, Rev., 3.13%, 6/15/2029 (b)	750	725

Series A, Rev., 4.00%, 4/15/2032	250	295

Series A, Rev., 4.00%, 4/15/2033	260	304

Series A, Rev., 5.00%, 4/15/2034	235	292

Series A, Rev., 5.00%, 4/15/2039	700	855

Series 2020A, Rev., 5.00%, 6/15/2039 (b)	475	498

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Series 2020A, Rev., 5.00%, 6/15/2049 (b)	825	852

Utah Infrastructure Agency

Rev., 4.00%, 10/15/2033	500	531

Rev., 4.00%, 10/15/2036	500	526

Rev., 4.00%, 10/15/2039	700	731

Rev., 4.00%, 10/15/2042	475	490

Utah Transit Authority, Sales Tax

Series C, Rev., AGM, 5.25%, 6/15/2025	40	48

Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	627

Total Utah		8,743

Vermont — 0.1%

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 4.00%, 6/15/2032	165	175

Series A, Rev., AMT, 4.00%, 6/15/2033	210	221

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	170	179

Total Vermont		575

Virginia — 3.6%

Chesapeake Hospital Authority, Regional Medical Center

Rev., 4.00%, 7/1/2035	1,000	1,154

Rev., 4.00%, 7/1/2036	1,175	1,350

Rev., 4.00%, 7/1/2037	1,205	1,378

Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	765

Fredericksburg Economic Development Authority, Stadium Project

Series B, Rev., 6.13%, 9/1/2029 (b)	2,000	1,968

Series B, Rev., 7.00%, 9/1/2044 (b)	1,000	926

Norfolk Redevelopment and Housing Authority, Harbors Edge Project

Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,054

Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,403

Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living

Series 2019A, Rev., 4.75%, 9/1/2029	1,000	1,014

Series 2019A, Rev., 5.00%, 9/1/2034	2,000	2,040

Roanoke Economic Development Authority

Rev., 4.30%, 9/1/2030	770	750

Rev., 5.00%, 9/1/2040	1,640	1,646

Series 2020A, Rev., 5.00%, 7/1/2047	1,550	2,427

Virginia Resources Authority, Infrastructure, Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2021 (d)	70	74

Total Virginia		17,949

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 2.8%

Pend Oreille County, Public Hospital District No. 1

GO, 5.00%, 12/1/2033	1,000	1,167

GO, 5.00%, 12/1/2038	1,255	1,443

Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	2,605	2,890

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,108

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 3.50%, 5/1/2039	300	312

Rev., 3.63%, 5/1/2040	800	836

Rev., 4.00%, 5/1/2045	500	552

Washington State Housing Finance Commission, Homeownership Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 4/1/2029	10	10

Washington State Housing Finance Commission, Judson Park Project

Rev., 4.00%, 7/1/2028 (b)	535	555

Rev., 5.00%, 7/1/2033 (b)	535	575

Rev., 5.00%, 7/1/2038 (b)	300	320

Washington State Housing Finance Commission, The Heart Stone Project

Series 2018A, Rev., 4.50%, 7/1/2028 (b)	965	989

Series 2018A, Rev., 5.00%, 7/1/2038 (b)	825	840

Washington State Housing Finance Commission, Transforming Age Projects

Series 2019A, Rev., 5.00%, 1/1/2034 (b)	745	775

Series 2019A, Rev., 5.00%, 1/1/2039 (b)	1,495	1,529

Total Washington		13,901

West Virginia — 0.6%

West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.

Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,474

Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,646

Total West Virginia		3,120

Wisconsin — 5.7%

Public Finance Authority

Series 2019A, Rev., 5.00%, 10/1/2028 (b)	2,000	2,182

Series 2019A, Rev., 5.00%, 6/1/2029 (b)	370	399

Series 2019A, Rev., 5.00%, 10/1/2029 (b)	1,850	2,022

Rev., 5.00%, 4/1/2030 (b)	500	548

Series 2019A, Rev., 5.00%, 10/1/2034 (b)	500	532

Rev., 4.25%, 10/1/2038 (b)	2,000	1,859

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Series 2019A, Rev., 5.00%, 6/1/2039 (b)	710	734

Rev., 5.00%, 4/1/2040 (b)	2,155	2,306

Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	555	656

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 4.00%, 1/1/2045	750	837

Series 2020A, Rev., 3.00%, 1/1/2050	750	736

Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029 (b)	1,000	955

Public Finance Authority, Community School of Davidson Project

Rev., 3.75%, 10/1/2023	230	232

Rev., 5.00%, 10/1/2033	775	833

Public Finance Authority, ENO River Academy Project

Series 2020A, Rev., 4.00%, 6/15/2030 (b)	235	243

Series 2020A, Rev., 5.00%, 6/15/2040 (b)	410	439

Series 2020A, Rev., 5.00%, 6/15/2054 (b)	685	721

Public Finance Authority, Minnesota College of Osteopathic Medicine

Series 2019A-1, Rev., 5.50%, 12/1/2048 (b) (g)	17	9

Series 2019A-2, Rev., 7.25%, 12/1/2048 (b) (g)	46	23

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2027	160	190

Rev., 5.00%, 6/15/2028	505	606

Rev., 5.00%, 6/15/2034	215	253

Rev., 5.00%, 6/15/2039	390	450

Rev., 5.00%, 6/15/2049	1,000	1,132

Public Finance Authority, The Evergreens Obligated Group Rev., 5.00%, 11/15/2044	1,565	1,688

Public Finance Authority, Wilson Preparatory Academy

Series 2019A, Rev., 4.13%, 6/15/2029 (b)	510	516

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	500	510

Series 2019A, Rev., 5.00%, 6/15/2049 (b)	1,100	1,109

Wisconsin Health & Educational Facilities Authority Rev., 4.00%, 2/1/2045	575	607

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	174

Series A, Rev., 5.00%, 7/1/2044	210	241

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Series A, Rev., 5.00%, 7/1/2049	750	856

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System

Series 2019A, Rev., 5.00%, 11/1/2026	355	386

Series 2019A, Rev., 5.00%, 11/1/2027	370	405

Series 2019A, Rev., 5.00%, 11/1/2028	470	518

Series 2019A, Rev., 5.00%, 11/1/2029	315	346

Series 2019A, Rev., 5.00%, 11/1/2030	515	563

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series A, Rev., 4.25%, 9/15/2035	1,500	1,508

Total Wisconsin		28,324

Total Municipal Bonds (Cost $482,329)		485,416

Collateralized Mortgage Obligations — 0.0%

Southcross Holdco Equity 0.00%, 7/9/2070 ‡ (Cost $11)	3	—

	SHARES (000)
Short-Term Investments — 3.5%

Investment Companies — 3.5%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (h) (i) (Cost $17,242)	17,230	17,242

Total Investments — 100.6% (Cost $499,582)		502,658
Liabilities in Excess of Other Assets — (0.6)%		(3,014)

NET ASSETS — 100.0%		499,644

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.4% (a)

Alabama — 1.7%

Birmingham Airport Authority

Rev., 5.00%, 7/1/2027	250	311

Rev., 5.00%, 7/1/2028	350	444

Rev., 5.00%, 7/1/2029	375	485

Rev., 5.00%, 7/1/2030	250	327

Rev., 5.00%, 7/1/2031	175	227

Rev., 5.00%, 7/1/2032	150	193

Rev., 5.00%, 7/1/2033	325	417

Rev., 5.00%, 7/1/2034	375	479

Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.71%, 9/10/2020 (b)	7,500	7,456

Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	8,320	8,513

Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2023	500	554

Selma Industrial Development Board, International Paper Company Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,780

Southeast Alabama Gas Supply District (The), Project No. 1

Series A, Rev., 5.00%, 4/1/2021	2,865	2,938

Series A, Rev., 5.00%, 4/1/2022	3,220	3,443

Total Alabama		29,567

Alaska — 0.5%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 12/1/2027	1,945	2,447

Series 1, Rev., 5.00%, 12/1/2028	1,230	1,573

Series 1, Rev., 5.00%, 12/1/2029	1,275	1,660

Series 1, Rev., 5.00%, 12/1/2030	875	1,158

City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023	500	572

State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,573

Total Alaska		8,983

Arizona — 1.8%

Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,128

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	157

City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,775

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,171

Maricopa County Industrial Development Authority, Banner Health

Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	8,062

Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	10,578

Town of Marana, Excise Tax Series 2017B, Rev., 5.00%, 7/1/2021	100	104

Total Arizona		30,975

Arkansas — 0.7%

Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	409

City of Rogers Series B, Rev., 5.00%, 11/1/2027	3,855	4,821

County of Sharp

Rev., 5.00%, 3/1/2024	595	681

Rev., 5.00%, 3/1/2025	600	708

Rev., 5.00%, 3/1/2026	685	829

University of Arkansas, UAMS Campus

Rev., 5.00%, 3/1/2025	500	599

Rev., 5.00%, 3/1/2026	1,000	1,185

University of Central Arkansas, Student Housing System

Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,684

Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	127

Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	277

Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	206

Total Arkansas		11,526

California — 14.1%

Alameda County Transport Authority, Sales Tax Rev., 4.00%, 3/1/2022	5,000	5,289

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,148

Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2021 (d)	1,275	1,338

Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,654

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,888

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	8,465	8,888

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,273

California Health Facilities Financing Authority, Providence Health and Services

Series 2014A, Rev., 5.00%, 10/1/2021	750	787

Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,644

California Health Facilities Financing Authority, St. Joseph Health System Series 2013D, Rev., 5.00%, 10/15/2020 (c)	12,870	12,943

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.44%, 10/1/2020 (b)	3,250	3,241

California Municipal Finance Authority, Biola University Rev., 5.00%, 10/1/2021	370	381

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2025	275	317

Rev., 5.00%, 10/1/2026	150	176

Rev., 5.00%, 10/1/2027	150	179

California Municipal Finance Authority, NorthBay Healthcare Group

Series 2017A, Rev., 5.00%, 11/1/2023	500	549

Series 2017A, Rev., 5.00%, 11/1/2024	800	899

California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2023 (d)	2,820	3,155

California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	314

City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,758

City of Chula Vista, Police Facility Project

COP, 5.00%, 10/1/2021	360	378

COP, 5.00%, 10/1/2022	465	512

COP, 5.00%, 10/1/2023	1,000	1,147

City of Los Angeles, Department of Airports

Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,638

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series C, Rev., 5.00%, 5/15/2022	750	808

Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,624

Series B, Rev., 4.00%, 5/15/2024	365	412

Series C, Rev., 5.00%, 5/15/2024	700	816

Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,187

Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,295

Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,993

City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	2,984

Contra Costa County Transportation Authority, Sales Tax

Series A, Rev., 5.00%, 3/1/2023	2,420	2,697

Series A, Rev., 5.00%, 3/1/2024	2,000	2,316

County of Santa Clara, Moreland School District GO, 5.00%, 8/1/2021	1,000	1,044

Eastern Municipal Water District, Water and Wastewater

Series C, Rev., 5.00%, 7/1/2021	2,530	2,633

Series C, Rev., 5.00%, 7/1/2022	1,700	1,851

Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2021	1,000	1,036

Goleta Water District Series A, COP, AGM, 5.00%, 12/1/2020	140	142

Grossmont Healthcare District Series D, GO, 5.00%, 7/15/2026	1,225	1,483

Grossmont Healthcare District, Election of 2006 Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,211

Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,338

Los Angeles Department of Water and Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	123

Novato Unified School District

Series A, GO, 4.00%, 2/1/2022	535	564

Series A, GO, 5.00%, 2/1/2023	685	765

Series A, GO, 5.00%, 8/1/2025	1,500	1,779

Series A, GO, 5.00%, 8/1/2026	1,800	2,126

Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,368

Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,181

Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023 (c)	11,505	12,951

Sacramento Municipal Utility District, Electric

Series E, Rev., 5.00%, 8/15/2022	2,740	3,001

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series E, Rev., 5.00%, 8/15/2027	105	137

San Diego County Regional Transportation Commission, Sales Tax

Series A, Rev., 5.00%, 4/1/2021	250	257

Series A, Rev., 5.00%, 4/1/2022	100	108

San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	325

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 3.00%, 8/1/2022	2,735	2,888

Series 2015D, GO, 5.00%, 8/1/2028	1,685	2,070

San Francisco City and County Public Utilities Commission Water, Green Bonds Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	10,337

San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,884

San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,635

Santa Barbara Unified School District

Series A, GO, 4.00%, 8/1/2022	30	32

Series B, GO, 5.00%, 8/1/2026	50	64

Sonoma County Transportation Authority, Sales Tax Rev., 5.00%, 12/1/2024	1,000	1,200

Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2026	1,000	1,040

State of California, Various Purpose

Series B, GO, 5.00%, 9/1/2023	2,810	3,213

GO, 5.00%, 11/1/2023	3,560	4,098

GO, 5.00%, 3/1/2026	13,210	15,919

GO, 5.00%, 9/1/2026	4,900	6,203

GO, 4.00%, 8/1/2028	4,000	4,790

GO, 4.00%, 8/1/2029	4,180	4,983

GO, 5.00%, 8/1/2029	7,830	9,806

GO, 4.00%, 8/1/2030	10,000	11,864

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2027	630	748

Rev., 5.00%, 3/1/2029	465	563

Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	445

Whittier Union School District GO, 5.00%, 8/1/2023	10,495	11,964

Total California		241,797

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — 3.1%

Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2029	17,575	24,276

City of Aurora

COP, 3.00%, 12/1/2020	125	126

COP, 4.00%, 12/1/2022	375	406

City of Longmont

Series A, COP, 5.00%, 12/1/2021	100	106

Series A, COP, 5.00%, 12/1/2022	100	110

Series A, COP, 5.00%, 12/1/2024	100	115

Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2027	5,000	6,024

Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 3.00%, 6/15/2021	1,000	1,022

Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	10,000	11,785

Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Rev., 5.00%, 9/1/2022	150	162

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,090	1,139

Counties of Gunnison, Watershed School District No. 1

Series 2014A, GO, 4.00%, 12/1/2022	300	326

Series 2014A, GO, 5.00%, 12/1/2026	500	596

County of Boulder, Flood Reconstruction Projects

COP, 5.00%, 12/1/2022	720	727

COP, 5.00%, 12/1/2023	500	506

COP, 5.00%, 12/1/2025	500	506

County of Eagle COP, 5.00%, 12/1/2022	200	221

Denver Convention Center Hotel Authority Rev., 4.00%, 12/1/2020	500	504

The Regents of the University of Colorado, Enterprise System

Series 2017A-2, Rev., 5.00%, 6/1/2022 (d)	820	887

Series 2017A-2, Rev., 5.00%, 6/1/2022	260	282

Series A, Rev., 5.00%, 6/1/2022 (d)	2,590	2,805

Series A, Rev., 5.00%, 6/1/2022	560	606

Total Colorado		53,237

Connecticut — 1.4%

Connecticut Housing Finance Authority Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	750	752

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — continued

Connecticut State Health & Educational Facilities Authority Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	9,668

State of Connecticut Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,209

State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,507

Total Connecticut		24,136

District of Columbia — 0.2%

District of Columbia Children’s Hospital Rev., 5.00%, 7/15/2021	500	519

Metropolitan Washington Airports Authority, Airport System Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,550

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,419

Total District of Columbia		3,488

Florida — 1.8%

County of Miami-Dade, Stormwater Project

Rev., 5.00%, 4/1/2028	2,840	3,737

Rev., 5.00%, 4/1/2029	1,350	1,813

Florida Higher Educational Facilities Financial Authority

Rev., 5.00%, 10/1/2022	115	120

Rev., 5.00%, 10/1/2023	125	134

JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	307

Miami-Dade County Expressway Authority, Toll System Series 2014A, Rev., 5.00%, 7/1/2022	625	669

Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2026 (e)	10,000	12,637

School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	779

State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,761

Total Florida		30,957

Georgia — 2.7%

Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien

Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,131

Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,127

Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,572

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Series 2017, Rev., 5.00%, 7/1/2023	325	365

Series 2017, Rev., 5.00%, 7/1/2025	250	301

Series 2017, Rev., 5.00%, 7/1/2026	275	339

Series 2017, Rev., 5.00%, 7/1/2028	375	470

Series 2017, Rev., 4.00%, 7/1/2032	1,000	1,151

Development Authority for Fulton County

Rev., 5.00%, 10/1/2022 (d)	4,855	5,326

Rev., 5.00%, 10/1/2022	145	157

Private Colleges & Universities Authority Series 2020B, Rev., 5.00%, 9/1/2030	10,755	14,856

State of Georgia

Series I, GO, 5.00%, 7/1/2021	8,165	8,495

Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,382

Series F, GO, 5.00%, 7/1/2028	2,000	2,543

Total Georgia		46,215

Hawaii — 0.5%

State of Hawaii Series EF, GO, 5.00%, 11/1/2021	7,640	8,067

Illinois — 8.8%

Carol Stream Park District

Series 2020C, GO, 4.00%, 11/1/2027	200	239

Series 2020C, GO, 4.00%, 11/1/2031	880	1,059

Series 2020C, GO, 3.00%, 11/1/2032	1,250	1,368

Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	174

Champaign County Community Unit School District No. 4 Champaign

Series 2020A, GO, Zero Coupon, 1/1/2025	960	928

Series 2020A, GO, Zero Coupon, 1/1/2027	385	359

Series 2020A, GO, Zero Coupon, 1/1/2028	570	521

GO, 4.00%, 6/1/2028	1,255	1,527

GO, 4.00%, 6/1/2029	1,000	1,234

GO, 4.00%, 6/1/2030	1,285	1,564

GO, 4.00%, 6/1/2031	1,250	1,500

GO, 4.00%, 6/1/2032	1,000	1,190

City of Chicago

Series 2015C, GO, 5.00%, 1/1/2022 (d)	3,335	3,543

Series 2015C, GO, 5.00%, 1/1/2022	1,665	1,716

City of Waukegan

Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,300

Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,391

Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,483

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

City of Waukegan, First Lien, Water and Sewer System

Series C, Rev., AGM, 5.00%, 12/30/2023	535	612

Series C, Rev., AGM, 5.00%, 12/30/2026	680	843

Series C, Rev., AGM, 5.00%, 12/30/2027	710	888

Cook County Community Consolidated School District No. 65 Evanston GO, 4.00%, 12/1/2030	1,225	1,472

Cook County Community School District No. 97 Oak Park

GO, 4.00%, 1/1/2028	500	610

GO, 4.00%, 1/1/2029	375	455

GO, 4.00%, 1/1/2030	285	343

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,462

Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,527

Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,378

Cook County School District No. 69 Skokie

GO, 4.00%, 12/1/2026	470	561

GO, 4.00%, 12/1/2027	490	595

GO, 4.00%, 12/1/2028	545	670

GO, 4.00%, 12/1/2029	515	629

GO, 4.00%, 12/1/2030	200	243

GO, 4.00%, 12/1/2031	820	986

GO, 4.00%, 12/1/2033	1,530	1,812

Cook County School District No. 99 Cicero

Series 2019B, GO, 5.00%, 12/1/2024	505	592

Series 2019B, GO, 5.00%, 12/1/2025	515	619

Cook County, Proviso Township High School District No. 209

GO, 5.00%, 12/1/2022	2,975	3,262

GO, 5.00%, 12/1/2023	2,350	2,669

County of Cook, Township High School District No. 225 Series 2016A, GO, 5.00%, 12/1/2023	5	6

County of DuPage, Courthouse Project GO, 5.00%, 1/1/2024	335	385

DeKalb County Community Unit School District No. 428 DeKalb

GO, 4.00%, 1/1/2028	1,265	1,541

GO, 4.00%, 1/1/2029	650	787

GO, 4.00%, 1/1/2030	600	722

GO, 4.00%, 1/1/2031	1,000	1,195

GO, 4.00%, 1/1/2032	500	592

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

DuPage County School District No. 2 Bensenville

GO, 4.00%, 5/1/2032	615	738

GO, 4.00%, 5/1/2033	1,280	1,528

Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	663

Glenview Park District

GO, 5.00%, 12/1/2026	300	376

GO, 5.00%, 12/1/2029	350	446

Grundy & Kendall Counties Consolidated Grade School District No. 60-C

GO, 4.00%, 2/1/2030	1,145	1,362

GO, 4.00%, 2/1/2031	1,190	1,405

GO, 4.00%, 2/1/2032	620	726

Illinois Finance Authority

Series 2020A, Rev., 4.00%, 12/15/2032	1,300	1,592

Series 2020A, Rev., 4.00%, 12/15/2033	3,740	4,519

Series 2020A, Rev., 4.00%, 12/15/2034	1,700	2,043

Series 2020A, Rev., 4.00%, 12/15/2035	1,340	1,598

Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	3,750	3,776

Illinois Finance Authority, DePaul University

Rev., 5.00%, 10/1/2023	200	223

Rev., 5.00%, 10/1/2025	300	353

Rev., 5.00%, 10/1/2028	250	298

Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project

Series 2019, Rev., 4.00%, 1/15/2030	1,960	2,366

Series 2019, Rev., 4.00%, 1/15/2032	2,120	2,514

Illinois Finance Authority, Silver Cross Hospital and Medical Centers

Series C, Rev., 5.00%, 8/15/2021	150	156

Series 2015C, Rev., 5.00%, 8/15/2022	500	540

Illinois Finance Authority, State Clean Water Revolving Funds Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,949

Kane and DeKalb Counties Community Unit School District No. 301

GO, 5.00%, 1/1/2027	355	443

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	138

Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	254

Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	121

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	76

Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	158

Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	75

Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	46

Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	92

Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	114

Series 2020A, GO, AGM, 4.00%, 12/1/2032	110	125

Series 2020A, GO, AGM, 4.00%, 12/1/2033	125	142

Lincoln Land Community College District No. 526

GO, 5.00%, 12/15/2021	305	324

GO, 4.00%, 12/15/2022	440	460

Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2025	400	456

GO, AGM, 4.00%, 5/1/2026	200	232

GO, AGM, 4.00%, 5/1/2028	350	408

GO, AGM, 4.00%, 5/1/2029	1,000	1,161

McHenry County, Woodstock Community Unit School District No. 200

GO, 5.00%, 1/15/2021	300	305

Peoria County Community Unit School District No. 309 Brimfield

GO, AGM, 4.00%, 4/1/2026	750	866

GO, AGM, 4.00%, 4/1/2027	780	915

GO, AGM, 4.00%, 4/1/2028	410	489

GO, AGM, 4.00%, 4/1/2029	240	290

GO, AGM, 4.00%, 4/1/2030	375	450

GO, AGM, 4.00%, 4/1/2031	410	489

Peoria Public Building Commission

Series A, Rev., AGM, 4.00%, 12/1/2025	700	812

Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,174

Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,516

Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,527

Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	3,038

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2024	3,000	3,353

Series C, Rev., 5.00%, 1/1/2025	4,250	4,879

Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group

Series A, Rev., 5.00%, 2/15/2027	2,000	2,487

State of Illinois

Series D, GO, 5.00%, 11/1/2020	10,000	10,058

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Series D, GO, 5.00%, 11/1/2023	5,000	5,364

State of Illinois, Sales Tax, Junior Obligation

Series 2018A, Rev., 5.00%, 6/15/2021	4,600	4,743

Series A, Rev., 5.00%, 6/15/2022	4,600	4,921

Series A, Rev., 5.00%, 6/15/2023	4,600	5,058

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,764

Village of Arlington Heights

GO, 4.00%, 12/1/2028	1,890	2,354

GO, 4.00%, 12/1/2029	1,000	1,234

GO, 4.00%, 12/1/2030	500	612

Will County Forest Preservation District GO, 5.00%, 12/15/2027	805	1,043

Will County Township High School District No. 204 Joliet GO, 4.00%, 1/1/2029	250	288

Total Illinois		149,577

Indiana — 1.1%

City of Evansville, Waterworks District

Rev., 4.00%, 7/1/2027	985	1,195

Rev., 4.00%, 7/1/2028	1,015	1,248

City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,478

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,137

Indiana Finance Authority, Health Obligation

Series C, Rev., 5.00%, 12/1/2021	2,355	2,491

Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,258

New Albany Floyd County School Building Corp.

Rev., 5.00%, 7/15/2021	700	729

Rev., 5.00%, 7/15/2022	835	908

Purdue University, Student Fee

Series DD, Rev., 5.00%, 7/1/2025	870	1,066

Series DD, Rev., 5.00%, 7/1/2027	10	13

Total Indiana		19,523

Iowa — 0.8%

Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.67%, 9/10/2020 (b) (f)	13,100	13,004

Kansas — 1.1%

Butler County, Unified School District No. 375 GO, 4.00%, 9/1/2024	200	214

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

City of Wichita, Sales Tax, River District Stadium Star Bond Project

Rev., 5.00%, 9/1/2025	300	361

Rev., 5.00%, 9/1/2026	465	570

City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,417

Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	8,152

Overland Park Development Corp.

Rev., 4.00%, 3/1/2022	1,455	1,464

Rev., 5.00%, 3/1/2023	1,520	1,570

Seward County Unified School District No. 480 Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,143

University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	317

Wyandotte County Unified School District No. 202

Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	485

Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	274

Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	415

Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	513

Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	479

Total Kansas		19,374

Kentucky — 1.1%

Carter County Kentucky School District Finance Corp. Rev., 4.50%, 2/1/2021 (d)	250	254

Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	271

Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,759

Louisville & Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Co. Project Series B, Rev., AMT, 2.55%, 5/3/2021 (c)	2,250	2,277

Louisville & Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	12,721

Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,484

Total Kentucky		19,766

Louisiana — 1.4%

City of Shreveport, Water and Sewer, Junior Lien

Series C, Rev., 3.00%, 12/1/2021	175	181

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Series C, Rev., 5.00%, 12/1/2022	270	294

Series 2018C, Rev., 5.00%, 12/1/2023	365	411

Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	467

Series 2018C, Rev., 5.00%, 12/1/2025	915	1,092

Series 2018C, Rev., 5.00%, 12/1/2026	500	611

Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	449

Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	763

Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	648

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	387

Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,944

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.74%, 9/10/2020 (b)	10,000	9,915

Louisiana Public Facilities Authority, Tulane University of Louisiana Project

Rev., 5.00%, 12/15/2022	230	254

Rev., 5.00%, 12/15/2025	250	308

Series 2020A, Rev., 5.00%, 4/1/2027	150	190

Series 2020A, Rev., 5.00%, 4/1/2028	165	213

Series 2020A, Rev., 5.00%, 4/1/2029	220	291

Series 2020A, Rev., 5.00%, 4/1/2030	130	175

Series 2020A, Rev., 5.00%, 4/1/2031	150	200

Series 2020A, Rev., 5.00%, 4/1/2032	150	198

Total Louisiana		23,991

Maryland — 0.4%

State of Maryland Department of Transportation Rev., 5.00%, 10/1/2025	6,100	7,529

Massachusetts — 3.1%

City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	8,246

Commonwealth of Massachusetts

Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.72%, 11/1/2020 (b)	3,000	2,985

Series D, GO, 4.00%, 9/1/2030	8,290	9,528

Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	8,288

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,287

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Series 2020A, Rev., 5.00%, 10/1/2028	1,000	1,313

Series 2020A, Rev., 5.00%, 10/1/2030	660	901

Series 2020A, Rev., 5.00%, 10/1/2031	585	793

Series 2020A, Rev., 5.00%, 10/1/2032	425	571

Series 2020A, Rev., 5.00%, 10/1/2033	450	601

Series 2020A, Rev., 5.00%, 10/1/2034	500	665

Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,323

Massachusetts Development Finance Agency, Partners Healthcare System Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.59%, 9/10/2020 (b)	10,000	9,967

Massachusetts Development Finance Agency, Suffolk University

Rev., 5.00%, 7/1/2025	525	609

Rev., 5.00%, 7/1/2026	435	514

Rev., 5.00%, 7/1/2027	420	505

Rev., 5.00%, 7/1/2028	525	640

Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,424

Total Massachusetts		54,160

Michigan — 2.0%

Avondale School District Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,447

City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	350	372

City of Royal Oak, Capital Improvement

GO, 5.00%, 4/1/2027	625	795

GO, 5.00%, 4/1/2028	245	319

Gerald R Ford International Airport Authority, Limited Tax

Rev., GTD, 5.00%, 1/1/2023	1,560	1,718

Rev., GTD, 5.00%, 1/1/2024	1,400	1,598

Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	925

Jackson Public Schools

GO, Q-SBLF, 4.00%, 5/1/2025	570	664

GO, Q-SBLF, 4.00%, 5/1/2026	885	1,052

GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,311

Kalamazoo Public Schools GO, 5.00%, 5/1/2022	1,000	1,080

Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,368

Michigan Finance Authority, Local Government Loan Program Series B, Rev., 4.00%, 11/1/2020	455	458

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,690

Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (c)	2,600	2,612

Northville Public Schools, School Building and Site

Series II, GO, 5.00%, 5/1/2027	375	479

Series II, GO, 5.00%, 5/1/2028	600	784

Series II, GO, 5.00%, 5/1/2029	250	334

Troy School District, School Building and Site

GO, Q-SBLF, 5.00%, 5/1/2021	550	568

GO, Q-SBLF, 5.00%, 5/1/2022	500	540

University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	11,773

Total Michigan		34,887

Minnesota — 0.4%

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2024	210	240

Series 2019C, COP, 5.00%, 2/1/2024	295	337

Series 2019B, COP, 5.00%, 2/1/2025	185	218

Series 2019C, COP, 5.00%, 2/1/2025	310	366

Series 2019B, COP, 5.00%, 2/1/2026	195	237

Series 2019C, COP, 5.00%, 2/1/2026	320	388

Series 2019B, COP, 5.00%, 2/1/2027	185	230

Series 2019B, COP, 5.00%, 2/1/2028	175	223

Series 2019C, COP, 5.00%, 2/1/2028	350	444

Minneapolis-St. Paul Metropolitan Airports Commission, Subordinate Airport Series A, Rev., 5.00%, 1/1/2022	1,000	1,057

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 4.00%, 12/1/2024	100	108

Rev., 4.00%, 12/1/2025	185	202

Rev., 4.00%, 12/1/2026	185	202

Rev., 4.00%, 12/1/2027	195	214

Rev., 4.00%, 12/1/2028	240	265

Western Minnesota Municipal Power Agency, Power Supply

Series A, Rev., 5.00%, 1/1/2023	1,500	1,664

Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,154

Total Minnesota		7,549

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — 0.7%

County of Harrison

Series A, GO, 5.00%, 10/1/2027	800	1,028

Series A, GO, 5.00%, 10/1/2028	345	453

Medical Center Educational Building Corp. Rev., 5.00%, 6/1/2031	3,105	4,023

Mississippi Business Finance Corp., Pollution Control Series 2002, Rev., 3.20%, 9/1/2028	4,000	4,194

State of Mississippi Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,767

Total Mississippi		11,465

Missouri — 0.7%

City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,060

City of St. Peters

COP, 4.00%, 5/1/2026	705	834

COP, 4.00%, 5/1/2027	730	882

COP, 4.00%, 5/1/2028	760	933

COP, 4.00%, 5/1/2029	760	945

COP, 4.00%, 5/1/2030	545	686

COP, 4.00%, 5/1/2031	550	699

County of Clay, North Kansas City School District 74, Refunding and Improvement, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	375

County of Greene

Rev., 4.00%, 12/1/2028	300	369

Rev., 4.00%, 12/1/2029	200	250

Health and Educational Facilities Authority of the State of Missouri

Rev., 4.00%, 10/1/2020	300	301

Rev., 4.00%, 10/1/2021	300	310

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Rev., 5.00%, 1/1/2021	225	228

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 7/1/2023	550	559

St. Louis Lambert International Airport

Rev., 5.00%, 7/1/2021	1,575	1,629

Rev., 5.00%, 7/1/2022	1,000	1,075

Rev., 5.00%, 7/1/2023	1,080	1,200

Total Missouri		12,335

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Montana — 0.2%

Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	593

Missoula County Elementary School District No. 1 GO, 5.00%, 7/1/2024	520	613

State of Montana, Long-Range Building Program

GO, 5.00%, 8/1/2021	690	721

GO, 5.00%, 8/1/2022	1,000	1,092

Total Montana		3,019

Nebraska — 0.1%

Southeast Community College

COP, 5.00%, 12/15/2021	200	212

COP, 5.00%, 12/15/2026	275	351

COP, 5.00%, 12/15/2027	495	646

COP, 5.00%, 12/15/2028	540	715

Total Nebraska		1,924

New Hampshire — 0.5%

New Hampshire Municipal Bond Bank

Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,513

Series 2020A, Rev., 4.00%, 2/15/2031	1,240	1,538

Series 2020A, Rev., 4.00%, 2/15/2032	1,300	1,602

State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,472

Total New Hampshire		9,125

New Jersey — 4.2%

Bergen County Improvement Authority (The), Fort Lee Project Rev., GTD, 4.00%, 10/15/2030	475	595

City of Newark

Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,257

Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	957

County of Passaic

GO, 5.00%, 2/1/2021	90	92

Monmouth County Improvement Authority (The) Series 2019B, Rev., GTD, 4.00%, 12/1/2034	790	965

New Jersey Economic Development Authority, School Facilities Construction

Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,731

Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,157

New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020 (c)	3,000	3,005

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Institute of Technology

Series 2020A, Rev., 5.00%, 7/1/2027	175	217

Series 2020A, Rev., 5.00%, 7/1/2028	200	252

Series 2020A, Rev., 5.00%, 7/1/2029	270	347

Series 2020A, Rev., 5.00%, 7/1/2030	415	530

Series 2020A, Rev., 5.00%, 7/1/2032	725	914

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2028	3,000	3,508

Series A, Rev., 5.00%, 6/15/2029	5,350	6,217

Series A, Rev., 5.00%, 6/15/2031	4,750	5,458

New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.86%, 10/1/2020 (b)	10,000	9,981

Passaic Valley Sewerage Commissioners, New Jersey Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	7,222

Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	7,357

Series J, Rev., AGM, 3.00%, 12/1/2029	6,555	7,413

Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	7,490

State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,191

Township of South Brunswick GO, 5.00%, 9/1/2022	425	466

Total New Jersey		72,322

New Mexico — 0.2%

County of Sandoval

GO, 5.00%, 8/1/2024	1,100	1,299

GO, 5.00%, 8/1/2025	500	612

GO, 5.00%, 8/1/2026	650	817

New Mexico Finance Authority, Senior Lien Public Project Series 2103B, Rev., 5.00%, 6/1/2021	800	829

Total New Mexico		3,557

New York — 8.4%

Bedford Central School District GO, 5.00%, 11/15/2022	2,410	2,665

Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System Rev., 5.00%, 1/1/2021	815	828

Build Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021	550	569

City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	652

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

City of New York

Series 2012A-1, GO, 5.00%, 8/1/2021 (d)	2,190	2,287

Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,931

County of Orange, Public Improvement

Series B, GO, 5.00%, 3/1/2021	1,510	1,547

GO, 5.00%, 2/1/2023	1,000	1,113

County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2026	365	462

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2028	640	861

GO, 4.00%, 12/1/2029	670	841

GO, 4.00%, 12/1/2030	695	862

Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,224

Long Island Power Authority, Electric System

Series 2017, Rev., 5.00%, 9/1/2025	500	614

Series 2017, Rev., 5.00%, 9/1/2027	500	646

Series 2017, Rev., 5.00%, 9/1/2028	750	961

Metropolitan Transportation Authority

Series D-1, Rev., (ICE LIBOR USD 1 Month + 0.65%), 0.75%, 10/1/2020 (b)	4,790	4,698

Subseries A-1, Rev., 5.00%, 11/15/2020	1,435	1,443

Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,232

Metropolitan Transportation Authority, Green Bonds Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,525

Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	893

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series A, Subseries A-1, Rev., 5.00%, 11/1/2020	3,700	3,729

New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2026	5,000	5,724

New York State Dormitory Authority Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,907

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center

Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,251

Series 1, Rev., 4.00%, 7/1/2031	4,255	5,290

New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,920

New York State Dormitory Authority, Personal Income Tax Series 2011G, Rev., 5.00%, 8/15/2021	1,110	1,161

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	13,925	14,317

New York State Dormitory Authority, State Sales Tax

Series A, Rev., 5.00%, 3/15/2021	2,000	2,052

Series 2017A, Rev., 5.00%, 3/15/2024	6,135	7,134

New York State Dormitory Authority, The New School Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,245

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,635

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	329

Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	335

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,900

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 5.00%, 10/15/2022	4,800	5,292

Series 2015A, Rev., 5.00%, 10/15/2025	4,500	5,354

Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	474

State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	4,065

Town of East Hampton

GO, 5.00%, 5/15/2021	1,000	1,034

GO, 5.00%, 5/15/2023	1,000	1,131

Town of Oyster Bay

GO, 4.00%, 11/1/2026	800	950

GO, 4.00%, 11/1/2027	675	814

Triborough Bridge and Tunnel Authority

Subseries 2005B-2, Rev., VRDO, LOC:

Citibank NA, 0.02%, 9/1/2020 (c)	19,400	19,400

Series A, Rev., 5.00%, 11/15/2024	3,290	3,658

White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,829

Total New York		145,784

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 1.2%

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	14,508

State of North Carolina Series 2017B, Rev., 5.00%, 5/1/2022	700	757

University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.50%, 10/1/2020 (b)	5,750	5,750

Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	493

Total North Carolina		21,508

Ohio — 1.4%

Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	395

American Municipal Power, Inc. Series 2019A, Rev., 2.30%, 2/15/2022 (c)	5,000	5,068

City of Cleveland, Subordinate Lien, Public Facilities Improvements

Series 2018A, Rev., 5.00%, 10/1/2025	150	182

Series 2018A, Rev., 5.00%, 10/1/2027	250	320

Series 2018A, Rev., 5.00%, 10/1/2028	250	323

City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	232

County of Lake, Hospital Facilities, Lake Hospital System, Inc.

Rev., 5.00%, 8/15/2023	1,445	1,626

Rev., 5.00%, 8/15/2024	1,655	1,923

Cuyahoga Ohio Community College District, Facilities Construction and Improvement Bonds GO, 5.00%, 12/1/2028	2,300	2,860

Franklin County Convention Facilities Authority

Rev., 5.00%, 12/1/2025	250	256

Rev., 5.00%, 12/1/2026	625	639

Rev., 5.00%, 12/1/2029	800	801

Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.52%, 9/10/2020 (b)	4,000	3,992

Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	1,375	1,458

Lexington Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2031	1,050	1,280

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Ohio Higher Educational Facility Commission, Oberlin College Rev., 5.00%, 10/1/2020	1,000	1,004

State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.45%, 9/1/2020 (c)	2,500	2,500

Total Ohio		24,859

Oklahoma — 1.6%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 12/1/2028	385	470

Rev., 4.00%, 12/1/2029	415	512

Rev., 4.00%, 12/1/2030	435	531

Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project

Rev., 5.00%, 9/1/2025	365	422

Rev., 5.00%, 9/1/2026	820	965

Rev., 5.00%, 9/1/2027	1,250	1,497

Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2025	3,050	3,631

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2025	700	815

Rev., 4.00%, 12/1/2027	1,255	1,497

Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project

Rev., 5.00%, 9/1/2028	375	486

Rev., 5.00%, 9/1/2029	1,175	1,517

Grady County School Finance Authority, Tuttle Public Schools Project

Rev., 4.00%, 9/1/2029	300	367

Rev., 4.00%, 9/1/2030	430	522

Muskogee Industrial Trust

Rev., 5.00%, 9/1/2024	890	1,035

Rev., 5.00%, 9/1/2025	850	1,016

Rev., 5.00%, 9/1/2026	1,800	2,195

Rev., 5.00%, 9/1/2027	480	599

Rev., 4.00%, 9/1/2028	2,500	2,980

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	500	547

Rev., 5.00%, 10/1/2023	355	404

Rev., 5.00%, 10/1/2025	1,000	1,219

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued

Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,095

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2025	625	713

Rev., 4.00%, 9/1/2027	725	849

Rev., 4.00%, 9/1/2028	300	355

Total Oklahoma		27,239

Oregon — 0.2%

City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	46

Port of Portland, International Airport

Series 23, Rev., 5.00%, 7/1/2023	1,000	1,121

Series 23, Rev., 5.00%, 7/1/2024	1,595	1,852

Total Oregon		3,019

Pennsylvania — 7.9%

Allegheny County Sanitary Authority, Sewer

Rev., 5.00%, 12/1/2021	3,500	3,698

Rev., 5.00%, 12/1/2022	3,000	3,303

Rev., 5.00%, 12/1/2023	4,000	4,577

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2023	1,000	1,077

Rev., 5.00%, 11/1/2024	1,000	1,097

Charleroi Borough Authority, Water System

Rev., AGM, 4.00%, 12/1/2024	175	199

Rev., AGM, 4.00%, 12/1/2025	150	175

Rev., AGM, 4.00%, 12/1/2026	100	119

Rev., AGM, 4.00%, 12/1/2027	125	151

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 5.00%, 9/1/2026	250	308

Series 2020A, Rev., 5.00%, 9/1/2027	200	253

Series 2020A, Rev., 5.00%, 9/1/2028	175	226

Series 2020A, Rev., 5.00%, 9/1/2029	175	231

City of Philadelphia, Water and Wastewater

Series A, Rev., 5.00%, 7/1/2022	1,510	1,635

Series 2014A, Rev., 5.00%, 7/1/2024	2,595	3,053

City of Pittsburgh

Series 2020A, GO, 5.00%, 9/1/2027	350	451

Series 2020A, GO, 5.00%, 9/1/2028	385	504

Series 2020A, GO, 4.00%, 9/1/2029	350	426

Series 2020A, GO, 4.00%, 9/1/2030	500	604

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2022	555	597

Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2028	5,000	5,203

County of Chester GO, 4.00%, 7/15/2028	2,500	3,132

County of Lackawanna

Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,778

Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,809

Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,828

Series 2020B, GO, 4.00%, 9/1/2030	1,690	2,000

County of Northampton

Series A, GO, 4.00%, 10/1/2026	750	887

Series A, GO, 4.00%, 10/1/2027	1,565	1,843

Series A, GO, 4.00%, 10/1/2028	920	1,079

County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,867

Lehigh County Industrial Development Authority, Pollution Control

Series 2016B, Rev., 1.80%, 8/15/2022 (c)	4,000	4,052

Series 2016A, Rev., 1.80%, 9/1/2022 (c)	2,500	2,531

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,164

Panther Valley School District

GO, 2.00%, 10/15/2026	750	778

GO, 2.00%, 10/15/2027	680	701

GO, 2.00%, 10/15/2028	300	307

GO, 2.00%, 10/15/2029	300	306

Penn Hills School District

GO, 5.00%, 10/1/2026	4,845	6,016

GO, 5.00%, 10/1/2027	3,585	4,566

GO, 5.00%, 10/1/2028	3,585	4,666

GO, 5.00%, 10/1/2029	3,815	5,068

Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,552

Pennsylvania Turnpike Commission

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.69%, 9/10/2020 (b)	13,000	12,943

Series A, Rev., 5.00%, 12/1/2021	655	691

Pittsburgh Water & Sewer Authority Series A, Rev., 5.00%, 9/1/2023	270	307

Quaker Valley School District

GO, 5.00%, 10/1/2028	350	464

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

GO, 5.00%, 10/1/2029	425	576

GO, 5.00%, 10/1/2030	250	341

GO, 5.00%, 10/1/2031	325	440

School District of Philadelphia (The) Rev., TRAN, 4.00%, 6/30/2021	15,000	15,457

Schuylkill Valley School District GO, 5.00%, 4/1/2022	350	377

Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,676

Southcentral General Authority, Wellspan Health Obligation Group Series 2014A, Rev., 5.00%, 6/1/2024	380	440

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2027	635	803

Rev., 5.00%, 6/1/2028	2,265	2,912

Rev., 5.00%, 6/1/2029	3,115	4,080

Rev., 5.00%, 6/1/2030	1,740	2,319

Rev., 5.00%, 6/1/2031	2,125	2,821

Rev., 5.00%, 6/1/2032	1,105	1,461

State Public School Building Authority, Community College of Philadelphia Project

Rev., 5.00%, 6/15/2021	2,760	2,847

Rev., 5.00%, 6/15/2024	2,625	2,965

Upper St. Clair Township School District

Series 2019B, GO, 4.00%, 10/1/2028	575	683

Series 2019B, GO, 4.00%, 10/1/2029	420	497

Total Pennsylvania		136,917

Rhode Island — 0.0% (g)

Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GAN, 5.00%, 6/15/2022	25	27

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority

Series B, Rev., 4.00%, 11/1/2020	625	629

Series B, Rev., 4.00%, 11/1/2021	500	520

Series B, Rev., 5.00%, 11/1/2022	375	411

South Dakota State Building Authority Series B, Rev., 5.00%, 6/1/2021	485	502

Total South Dakota		2,062

Tennessee — 0.7%

County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,410

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

State of Tennessee Series A, GO, 4.00%, 8/1/2025	7,000	7,494

Tennessee Energy Acquisition Corp., Gas Project

Series A, Rev., 4.00%, 5/1/2022	1,460	1,542

Series A, Rev., 4.00%, 5/1/2023	1,400	1,523

Total Tennessee		11,969

Texas — 6.7%

Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,463

Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,185

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2026	250	313

Series 2018C, Rev., 5.00%, 8/1/2027	200	258

Series 2018C, Rev., 5.00%, 8/1/2029	325	414

Austin Community College District, Combined Fee Series 2014A, Rev., 5.00%, 2/1/2021	790	806

Austin Convention Enterprises, Inc., Convention Center Hotel First Tier

Series 2017A, Rev., 5.00%, 1/1/2021	500	505

Series 2017A, Rev., 5.00%, 1/1/2022	750	771

Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier Series 2017B, Rev., 5.00%, 1/1/2021	800	788

Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,585

City of Abilene, Taylor and Jones Counties GO, 5.00%, 2/15/2021	475	485

City of Austin, Airport System

Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,345

Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	713

Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	762

City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	612

City of Coppell, Combination Limited Tax GO, 4.00%, 2/1/2030 (e)	1,010	1,247

City of Denton GO, 5.00%, 2/15/2023	1,045	1,166

City of El Paso, Refunding and Improvement

GO, 5.00%, 8/15/2021	530	554

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

GO, 5.00%, 8/15/2025	4,035	4,947

City of Galveston GO, 4.00%, 5/1/2024	635	716

City of Galveston, Waterworks and Sewer System Rev., 5.00%, 5/1/2021	265	273

City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,272

City of Houston, Public Improvement

Series A, GO, 5.00%, 3/1/2021	3,000	3,071

Series A, GO, 5.00%, 3/1/2025	1,195	1,435

City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021 (c)	6,480	6,556

College of the Mainland GO, 4.00%, 8/15/2034	2,860	3,339

Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2026	1,000	1,112

County of Kaufman

Series 2020A, GO, 5.00%, 2/15/2028	270	351

Series 2020A, GO, 5.00%, 2/15/2029	285	378

GO, 5.00%, 2/15/2030	665	880

Series 2020A, GO, 5.00%, 2/15/2030	300	396

Series 2020A, GO, 5.00%, 2/15/2031	630	827

GO, 5.00%, 2/15/2032	425	554

Series 2020A, GO, 5.00%, 2/15/2032	660	861

Series 2020A, GO, 4.00%, 2/15/2033	345	416

GO, 4.00%, 2/15/2034	465	558

GO, 4.00%, 2/15/2035	300	359

Series 2020A, GO, 4.00%, 2/15/2035	375	448

Forney Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,552

Galveston County, Unlimited Tax Road

Series 2017, GO, 4.00%, 2/1/2024	980	1,099

Series 2017, GO, 4.00%, 2/1/2025	800	924

Georgetown Independent School District Series C, GO, PSF-GTD, 4.00%, 8/15/2032	2,165	2,600

Grand Parkway Transportation Corp. Rev., BAN, 5.00%, 2/1/2023	10,000	10,994

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,226

Harris County Fresh Water Supply District No. 61 Series 2019, GO, AGM, 3.00%, 9/1/2025	530	585

Hereford Independent School District, School Building

GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,697

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,766

GO, PSF-GTD, 4.00%, 2/15/2030	1,000	1,180

GO, PSF-GTD, 4.00%, 2/15/2031	700	819

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.19%, 9/10/2020 (b)	1,750	1,708

Series 2017A, Rev., 5.00%, 10/15/2022	250	273

Series 2017A, Rev., 5.00%, 10/15/2028	250	302

Series 2017A, Rev., 5.00%, 10/15/2029	500	601

Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	315

Klein Independent School District Series B, GO, 5.00%, 8/1/2029	525	636

Lewisville Independent School District, School Building

GO, PSF-GTD, 5.00%, 8/15/2025	750	853

GO, PSF-GTD, 5.00%, 8/15/2026	750	852

GO, PSF-GTD, 5.00%, 8/15/2027	650	737

Lower Colorado River Authority

Series B, Rev., 5.00%, 5/15/2022 (d)	60	65

Series B, Rev., 5.00%, 5/15/2023	4,700	5,067

New Braunfels Independent School District GO, PSF-GTD, 4.00%, 2/1/2034	1,000	1,177

North Texas Tollway Authority System, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,875

Pasadena Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,155

Richardson Independent School District Series 2019, GO, PSF-GTD, 5.00%, 2/15/2029	3,165	4,121

S & S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	709

Southside Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2022	250	273

Southwest Higher Education Authority, Inc., Southern Methodist University Project

Series 2017, Rev., 5.00%, 10/1/2021	425	447

Series 2017, Rev., 5.00%, 10/1/2022	400	436

Series 2017, Rev., 5.00%, 10/1/2023	400	454

State of Texas Rev., TRAN, 4.00%, 8/26/2021	12,480	12,945

Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	1,705	2,017

University of Texas System (The) Series 2020C, Rev., 5.00%, 8/15/2031	5,000	7,011

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

West Travis County Public Utility Agency

Series 2017, Rev., 5.00%, 8/15/2022	545	595

Series 2017, Rev., 5.00%, 8/15/2023	325	368

Series 2017, Rev., 5.00%, 8/15/2027	350	447

Total Texas		116,602

Utah — 1.2%

Salt Lake City Corp. Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,077

State of Utah GO, 5.00%, 7/1/2021	4,925	5,123

Utah Infrastructure Agency, Telecommunication Series A, Rev., 5.00%, 10/15/2025	10,380	11,667

West Valley City Municipal Building Authority

Rev., AGM, 4.00%, 2/1/2024	500	559

Rev., AGM, 5.00%, 2/1/2025	250	298

Rev., AGM, 5.00%, 2/1/2027	720	907

Rev., AGM, 5.00%, 2/1/2029	1,070	1,334

Total Utah		20,965

Vermont — 0.1%

University of Vermont and State Agricultural College

Rev., 5.00%, 10/1/2021	750	789

Rev., 5.00%, 10/1/2022	855	931

Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	424

Total Vermont		2,144

Virginia — 2.7%

County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,365

Fairfax County Water Authority, Water Series B, Rev., 5.25%, 4/1/2024	5,615	6,624

Loudoun County, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,406

Virginia College Building Authority, 21st Century College and Equipment Programs

Series 2017E, Rev., 5.00%, 2/1/2027	20,000	25,629

Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,275

Virginia Resources Authority, Infrastructure Series C, Rev., 5.00%, 11/1/2027	1,235	1,575

Total Virginia		46,874

Washington — 1.2%

Snohomish County Public Utility District No. 1 Rev., 5.00%, 12/1/2025	500	618

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	20,035

Total Washington		20,653

West Virginia — 0.2%

West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	2,905	2,994

Wisconsin — 1.5%

Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	259

State of Wisconsin

Series A, GO, 5.00%, 5/1/2026	5,050	6,149

Series 1, GO, 5.00%, 11/1/2026	1,135	1,447

Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	3,003

Wauwatosa School District, School Building and Improvement

Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,440

Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,661

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	391

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2020	1,250	1,266

Total Wisconsin		26,616

Total Municipal Bonds (Cost $1,501,888)		1,562,287

Collateralized Mortgage Obligations — 0.0% (g)

FNMA, REMIC Series 2002-36, Class FS, 0.68%, 6/25/2032 (c) (Cost $116)	116	116

	SHARES (000)
Short-Term Investments — 10.8%

Investment Companies — 10.8%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (h) (i) (Cost $186,178)	186,063	186,193

Total Investments — 101.2% (Cost $1,688,182)		1,748,596
Liabilities in Excess of Other Assets — (1.2)%		(20,075)

NET ASSETS — 100.0%		1,728,521

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
TRAN	Tax & Revenue Anticipation Note

USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.8% (a)

Alabama — 0.4%

The Lower Alabama Gas District, Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,300

Alaska — 0.2%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	625	664

Arizona — 1.6%

City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,540

Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	248

University of Arizona (The)

Series 2020A, Rev., 5.00%, 8/1/2025	250	301

Series 2020A, Rev., 5.00%, 8/1/2026	700	866

Series 2020A, Rev., 5.00%, 8/1/2027	750	951

Total Arizona		4,906

California — 2.8%

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	491

California Statewide Communities Development Authority, Emanate Health, Tax Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645	2,701

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2035	500	679

Series 2020A, Rev., 5.00%, 7/1/2036	500	676

Middle Fork Project Finance Authority Rev., 5.00%, 4/1/2027	3,000	3,520

State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	490	522

Total California		8,589

Colorado — 3.2%

Aspen Fire Protection District

COP, 4.00%, 12/1/2034	200	237

COP, 4.00%, 12/1/2035	225	266

COP, 4.00%, 12/1/2036	350	412

Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project

Rev., 4.00%, 9/1/2020	450	450

Rev., 5.00%, 9/1/2022	470	507

Colorado Housing and Finance Authority, Single Family Mortgage

Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	290	326

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Series 2020B, Rev., 3.75%, 5/1/2050	2,100	2,325

Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 0.60%, 10/1/2020 (b)	970	956

IDK PARTNERS III Trust, Mortgage Pass-Through Certificates Series 1999A, Class A, Rev., 5.10%, 8/1/2023 ‡	5	5

Pueblo City Schools GO, 5.00%, 12/15/2031	3,000	4,041

Total Colorado		9,525

Connecticut — 3.6%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series D-1, Rev., 1.35%, 5/15/2022	175	178

Series D-1, Rev., 1.45%, 5/15/2023	1,020	1,043

Series D-1, Rev., 1.50%, 11/15/2023	1,220	1,252

Series 2020A-1, Rev., 3.50%, 11/15/2045	1,315	1,469

Series A-1, Rev., 4.00%, 11/15/2045	260	275

Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	920	996

Subseries A-1, Rev., 4.00%, 11/15/2047	315	341

Connecticut State Health & Educational Facilities Authority, Yale New Haven Series B, Rev., 1.80%, 7/1/2024 (c)	225	234

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program

Series 2010A, Rev., 5.25%, 11/15/2020	1,560	1,577

Series A, Rev., 5.25%, 11/15/2020	1,500	1,515

Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	295

University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,558

Total Connecticut		10,733

Delaware — 0.9%

Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,620

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	145	147

Total Delaware		2,767

District of Columbia — 3.4%

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien, Green Bonds Series A, Rev., 5.00%, 10/1/2045	1,500	1,777

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — continued

Washington Metropolitan Area Transit Authority

Series 2020A, Rev., 5.00%, 7/15/2031	1,500	2,037

Series 2020A, Rev., 5.00%, 7/15/2032	3,885	5,224

Washington Metropolitan Area Transit Authority, Gross Transit Bonds Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,212

Total District of Columbia		10,250

Florida — 7.8%

Broward County Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,914

Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	923

City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,954

Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	30	30

Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,247

Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,292

Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021 (d)	1,100	1,164

Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	629

School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,671

South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,699

St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	741

Total Florida		23,264

Georgia — 1.0%

Columbus Medical Center Hospital Authority, Piedmont Healthcare Series 2019B, Rev., 5.00%, 7/1/2029 (c)	500	606

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series A, Rev., 5.00%, 2/15/2026	860	1,041

Georgia Housing and Finance Authority, Single Family Mortgage

Series A, Rev., 4.00%, 12/1/2047	470	506

Series B, Rev., 4.00%, 12/1/2047	890	964

Total Georgia		3,117

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Guam — 0.3%

Guam Government Waterworks Authority, Water and Wastewater System (Guam)

Rev., 5.00%, 7/1/2023	375	415

Rev., 5.00%, 7/1/2024	300	342

Total Guam		757

Illinois — 3.4%

City of Aurora, Single Family Mortgage

Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	87	87

Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	103	105

Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	438

Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,860	2,076

Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	755	812

Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	598

Southwestern Illinois Development Authority

Rev., 5.00%, 4/15/2026	250	307

Rev., 5.00%, 4/15/2027	365	460

Rev., 5.00%, 4/15/2028	390	503

Rev., 5.00%, 4/15/2029	290	380

Will County Forest Preserve District

GO, 5.00%, 12/15/2035	1,170	1,499

GO, 5.00%, 12/15/2036	1,460	1,848

GO, 4.00%, 12/15/2037	1,000	1,168

Total Illinois		10,281

Indiana — 3.3%

County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,221

Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,367

Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,979

Indiana Housing and Community Development Authority Series 2020A, Rev., 3.75%, 1/1/2049	1,000	1,118

Indiana Housing and Community Development Authority, Home First Mortgage

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 9/1/2020	50	51

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	20	20

Indianapolis Local Public Improvement Bond Bank Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,207

Total Indiana		9,963

Iowa — 1.0%

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,400	1,499

Iowa Student Loan Liquidity Corp., Student Loan

Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,142

Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	363

Total Iowa		3,004

Kentucky — 0.8%

Louisville & Jefferson County Metropolitan Government Series 2020C, Rev., 5.00%, 10/1/2026 (c)	2,000	2,337

Louisiana — 0.3%

East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 9/1/2020	8	8

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	867

Total Louisiana		875

Maine — 0.8%

City of Portland Rev., 5.00%, 1/1/2031	370	467

Maine Health and Higher Educational Facilities Authority

Series 2020A, Rev., 4.00%, 7/1/2024	250	281

Series 2020A, Rev., 4.00%, 7/1/2028	860	1,034

Maine State Housing Authority

Series A-1, Rev., AMT, 4.50%, 11/15/2028	80	83

Series B, Rev., AMT, 4.00%, 11/15/2043	75	77

Series A, Rev., 4.00%, 11/15/2045	525	556

Total Maine		2,498

Maryland — 1.1%

County of Baltimore

Series 2019B, Rev., 3.00%, 9/1/2024	320	334

Series 2019B, Rev., 3.00%, 9/1/2025	475	495

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Rev., 4.00%, 1/1/2032	475	537

Rev., 4.00%, 1/1/2033	600	675

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	1,045	1,137

Total Maryland		3,178

Massachusetts — 6.8%

Massachusetts Bay Transportation Authority, Mass Sales Tax

Series 2012B-1, Rev., 5.00%, 7/1/2032	1,600	2,161

Series 2012B-1, Rev., 5.00%, 7/1/2033	3,015	4,048

Massachusetts Clean Water Trust (The), Pool Program Rev., 5.25%, 8/1/2024	3,000	3,580

Massachusetts Educational Financing Authority, Education Loan Rev., AMT, 5.00%, 7/1/2021	1,000	1,030

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,211

Massachusetts Housing Finance Agency, Single Family Housing

Series 169, Rev., 4.00%, 12/1/2044	125	131

Series 183, Rev., 3.50%, 12/1/2046	245	258

Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,250	1,394

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	4,062

Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,772

Total Massachusetts		20,647

Michigan — 0.8%

Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	700

Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	760	812

Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (c)	570	573

Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	380	381

Total Michigan		2,466

Minnesota — 1.9%

City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,287

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	100	101

Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	90	90

Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	18	18

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	200	201

Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	40	41

Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation

Rev., 5.25%, 8/1/2024	1,015	1,061

Rev., 5.25%, 8/1/2025	1,070	1,117

Rev., 5.25%, 8/1/2026	825	862

Minnesota Housing Finance Agency, Residential Housing Finance

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	35	36

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	610	658

Minnesota Office of Higher Education Rev., AMT, 5.00%, 11/1/2027	300	371

State of Minnesota Series A, GO, 5.00%, 10/1/2021 (d)	35	37

Total Minnesota		5,880

Mississippi — 0.5%

Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,470	1,628

Missouri — 1.5%

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,269

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	1,135	1,198

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	1,970	2,183

Total Missouri		4,650

Nebraska — 0.7%

Madison County Hospital Authority No. 1, Faith Regional Health Services Project

Rev., 5.00%, 7/1/2030	1,020	1,160

Rev., 5.00%, 7/1/2031	720	815

Total Nebraska		1,975

Nevada — 0.5%

City of Carson, Carson Tahoe Regional Healthcare Project

Rev., 5.00%, 9/1/2026	555	664

Rev., 5.00%, 9/1/2029	620	747

Total Nevada		1,411

New Hampshire — 1.8%

City of Manchester, School Facilities

Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,218

Rev., NATL-RE, 5.50%, 6/1/2027	900	1,175

Total New Hampshire		5,393

New Jersey — 3.6%

Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,465

New Jersey Educational Facilities Authority

Series 2020A, Rev., 5.00%, 7/1/2033	350	435

Series 2020A, Rev., 5.00%, 7/1/2034	280	347

New Jersey Health Care Facilities Financing Authority, University Hospital Issue

Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,074

Series A, Rev., AGM, 5.00%, 7/1/2023	820	911

Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,275

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	1,999

Series A, Rev., 5.00%, 12/1/2024	1,100	1,271

New Jersey Housing and Mortgage Finance Agency Series 2019D, Rev., 1.35%, 6/1/2022 (c)	1,000	1,014

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	1,035	1,164

Total New Jersey		10,955

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Mexico — 0.4%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	1,190	1,328

New York — 4.6%

Metropolitan Transportation Authority Series 2017B, Rev., 5.00%, 11/15/2021	1,300	1,336

Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,072

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,199

New York Mortgage Agency Rev., AMT, 5.00%, 4/1/2028	35	35

New York Mortgage Agency, Homeowner Mortgage

Series 197, Rev., 3.50%, 10/1/2044	1,015	1,077

Series 195, Rev., 4.00%, 10/1/2046	985	1,051

New York State Dormitory Authority Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,613

New York State Dormitory Authority, Cornell University Series 2020A, Rev., 5.00%, 7/1/2031	1,500	2,118

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	1,894

Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,388

Total New York		13,783

North Carolina — 1.0%

County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,258

North Carolina Housing Finance Agency Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	670	756

University of North Carolina at Charlotte (The)

Series 2020A, Rev., 5.00%, 10/1/2025	85	103

Series 2020A, Rev., 5.00%, 10/1/2026	500	622

Series 2020A, Rev., 5.00%, 10/1/2027	200	257

Total North Carolina		2,996

North Dakota — 0.9%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series 2016D, Rev., 3.50%, 7/1/2046	350	376

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — continued

Series D, Rev., 4.00%, 7/1/2046	1,015	1,081

Series 2017D, Rev., FHA, 4.00%, 1/1/2048	1,090	1,187

Total North Dakota		2,644

Ohio — 4.4%

American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2026	855	1,056

American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825	1,045

Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,872

Ohio Higher Educational Facility Commission

Series 2019C, Rev., 1.63%, 12/1/2026 (c)	500	513

Series 2019B, Rev., 5.00%, 12/1/2031	750	964

Ohio Housing Finance Agency Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	995	1,124

Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	755	817

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,562

Series B, Rev., 5.00%, 12/1/2029	1,615	1,988

University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	407

Total Ohio		13,348

Oklahoma — 0.1%

Oklahoma Housing Finance Agency Rev., 1.60%, 1/1/2022 (c)	200	202

Oregon — 0.1%

Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	265	273

Pennsylvania — 5.5%

Allegheny County Hospital Development Authority, Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	760

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 4.00%, 12/1/2023	500	562

Rev., 4.00%, 12/1/2024	345	399

Rev., 4.00%, 12/1/2025	250	296

Rev., 4.00%, 12/1/2026	250	302

Rev., 5.00%, 12/1/2027	200	261

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Rev., 5.00%, 12/1/2035	175	225

Rev., 5.00%, 12/1/2036	185	237

Rev., 5.00%, 12/1/2037	200	256

Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	3,350	4,110

Pennsylvania Higher Educational Facilities Authority Rev., 4.00%, 8/15/2034	175	207

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 121, Rev., 3.50%, 10/1/2046	1,085	1,145

Series 122, Rev., AMT, 4.00%, 10/1/2046	335	360

Pennsylvania State University (The)

Series 2020E, Rev., 5.00%, 3/1/2029	710	949

Series 2020E, Rev., 5.00%, 3/1/2030	290	396

Series 2020E, Rev., 5.00%, 3/1/2031	710	962

Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project

Rev., 5.00%, 12/1/2023	2,020	2,309

Rev., AGM, 5.00%, 12/1/2026	1,550	1,944

Rev., AGM, 5.00%, 12/1/2027	680	860

Total Pennsylvania		16,540

South Carolina — 0.7%

South Carolina State Housing Finance and Development Authority

Series A, Rev., 4.00%, 1/1/2047	275	295

Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	680	737

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,214

Total South Carolina		2,246

South Dakota — 1.1%

South Dakota Housing Development Authority, Homeownership Mortgage

Series 2015D, Rev., 4.00%, 11/1/2045	1,155	1,231

Series A, Rev., 4.00%, 5/1/2049	1,930	2,138

Total South Dakota		3,369

Tennessee — 0.9%

Shelby County Health Educational and Housing Facilities Board Series 2019A, Rev., 5.75%, 10/1/2049	1,000	956

Tennessee Housing Development Agency, Residential Finance Program

Series 2B, Rev., AMT, 4.00%, 7/1/2043	140	147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Rev., 3.50%, 1/1/2048	1,380	1,481

Total Tennessee		2,584

Texas — 6.8%

Arlington Higher Education Finance Corp.

Rev., PSF-GTD, 5.00%, 8/15/2023 (e)	150	170

Rev., PSF-GTD, 5.00%, 8/15/2024 (e)	140	165

Rev., PSF-GTD, 5.00%, 8/15/2025 (e)	200	244

Rev., PSF-GTD, 5.00%, 8/15/2026 (e)	220	276

Rev., PSF-GTD, 5.00%, 8/15/2027 (e)	250	321

Rev., PSF-GTD, 5.00%, 8/15/2028 (e)	300	392

Rev., PSF-GTD, 5.00%, 8/15/2029 (e)	500	665

Rev., PSF-GTD, 5.00%, 8/15/2030 (e)	400	542

Boerne School District GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,342

Brazos Higher Education Authority, Inc.

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	402

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	586

Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/2046	1,000	1,146

City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	865

Clear Creek Independent School District Series B, GO, PSF-GTD, 1.35%, 8/15/2022 (c)	500	509

Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 4.00%, 8/15/2030	1,300	1,604

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Rev., PSF-GTD, 5.00%, 4/1/2029	130	172

Dallas Area Rapid Transit, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,416

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017A, Rev., 5.00%, 10/15/2026	250	306

Series 2017A, Rev., 5.00%, 10/15/2027	500	609

Midtown Redevelopment Authority

Rev., 4.00%, 1/1/2031	365	444

Rev., 4.00%, 1/1/2032	500	599

Northside Independent School District GO, PSF-GTD, 1.60%, 8/1/2024 (c)	345	357

Pasadena Independent School District Series B, GO, PSF-GTD, 1.50%, 8/15/2024 (c)	750	781

Pflugerville Independent School District Series A, GO, PSF-GTD, 2.25%, 8/15/2022 (c)	1,200	1,245

State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	537

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	115	117

Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	1,180	1,322

Texas Water Development Board Series 2019A, Rev., 5.00%, 4/15/2023	1,300	1,461

Total Texas		20,595

Utah — 2.7%

Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,127

Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	1,005	1,083

Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,568

Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,302

Total Utah		8,080

Vermont — 2.0%

Vermont Housing Finance Agency, Multiple Purpose

Series B, Rev., AMT, 4.13%, 11/1/2042	35	35

Series B, Rev., AMT, 3.75%, 11/1/2045	920	963

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,092

Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,570

Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,466

Total Vermont		6,126

Washington — 4.3%

FYI Properties, State of Washington District Project — Green Bonds Rev., 5.00%, 6/1/2039	5,000	6,064

King County Housing Authority, Highland Village Project

Rev., 5.00%, 1/1/2027	125	155

Rev., 5.00%, 1/1/2028	125	159

Rev., 5.00%, 1/1/2029	125	161

Rev., 4.00%, 1/1/2031	330	397

Rev., 4.00%, 1/1/2034	500	589

Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,262

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	862

Washington State Housing Finance Commission, Single Family Program

Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	240	251

Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	2,060	2,193

Total Washington		13,093

Wisconsin — 3.0%

Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (c)	965	966

Wisconsin Health and Educational Facilities Authority

Rev., 4.00%, 2/1/2021	425	429

Rev., 4.00%, 2/1/2022	280	289

Rev., 4.00%, 2/1/2023	280	295

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.

Rev., 5.00%, 7/1/2024	250	290

Rev., 5.00%, 7/1/2025	250	300

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.

Series 2017A, Rev., 5.00%, 9/1/2022	520	556

Series 2017A, Rev., 5.00%, 9/1/2023	550	605

Series 2017A, Rev., 5.00%, 9/1/2024	580	656

Series 2017A, Rev., 5.00%, 9/1/2025	235	272

Series 2017A, Rev., 5.00%, 9/1/2026	385	454

Series 2017A, Rev., 5.00%, 9/1/2027	785	944

Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.

Series C, Rev., 5.00%, 2/15/2027	400	486

Series C, Rev., 5.00%, 2/15/2028	575	692

Series C, Rev., 5.00%, 2/15/2029	375	449

Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,452

Total Wisconsin		9,135

Wyoming — 0.3%

Wyoming Community Development Authority Series 5, Rev., 4.00%, 12/1/2046	765	828

Total Municipal Bonds (Cost $266,408)		280,183

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.1%

Investment Companies — 7.1%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (f) (g) (Cost $21,510)	21,497	21,512

Total Investments — 99.9% (Cost $287,918)		301,695
Other Assets Less Liabilities — 0.1%		414

NET ASSETS — 100.0%		302,109

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — 96.5% (a)

Alabama — 1.0%

City of Trussville Series 2018A, GO, 4.00%, 8/1/2032	25	30

Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,156

Montgomery Water Works and Sanitary Sewer Board

Series 2019A, Rev., 4.00%, 9/1/2036	515	625

Series 2019A, Rev., 4.00%, 9/1/2037	800	968

Series 2019A, Rev., 4.00%, 9/1/2038	830	1,001

Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	500	552

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (b)	835	924

UAB Medicine Finance Authority

Series B-2, Rev., 3.50%, 9/1/2035	160	176

Series B-2, Rev., 5.00%, 9/1/2037	30	36

Total Alabama		5,468

Alaska — 0.4%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	620	658

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,689

University of Alaska Series S, Rev., 4.00%, 10/1/2021	70	71

Total Alaska		2,418

Arizona — 1.4%

Arizona Industrial Development Authority, Equitable School Revolving Fund

Series 2020A, Rev., 4.00%, 11/1/2045	1,000	1,145

Series 2020A, Rev., 4.00%, 11/1/2050	1,300	1,483

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	3,263

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	1,035

City of Chandler Rev., 5.00%, 7/1/2028	25	31

City of Phoenix Civic Improvement Corp. Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2036	125	187

County of Pinal Rev., 4.00%, 8/1/2036	50	58

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	381

Series 2018A, Rev., 5.00%, 7/1/2033	150	163

Series 2018A, Rev., 5.00%, 7/1/2037	200	214

Maricopa County Special Health Care District Series 2018C, GO, 5.00%, 7/1/2033	10	12

Maricopa County Unified School District No. 11-Peoria GO, 4.00%, 7/1/2034	10	12

University of Arizona (The) Rev., 5.00%, 6/1/2033	40	48

Total Arizona		8,032

Arkansas — 0.2%

Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	224

County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	424

State of Arkansas, Four-Lane Highway Construction and Improvement Series 2013, GO, 5.00%, 6/15/2021	60	62

University of Arkansas, Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	127

University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	122

Total Arkansas		959

California — 7.2%

Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	76

Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2032	35	41

California Educational Facilities Authority Series T-1, Rev., 5.00%, 3/15/2039	350	527

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	559

California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2041	250	292

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 5.00%, 10/15/2037	500	560

Rev., 5.00%, 10/15/2047	1,000	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

California continued

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2021 (c)	50	51

Series 2018A, Rev., 5.00%, 8/1/2022 (c)	80	85

Series 2018A, Rev., 5.00%, 8/1/2023 (c)	175	193

Series 2018A, Rev., 5.00%, 8/1/2024 (c)	160	181

Series 2018A, Rev., 5.00%, 8/1/2025 (c)	150	174

Series 2018A, Rev., 5.00%, 8/1/2026 (c)	150	178

Series 2018A, Rev., 5.00%, 8/1/2027 (c)	150	181

Series 2018A, Rev., 5.00%, 8/1/2028 (c)	190	232

California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	13

California State University

Series 2019A, Rev., 5.00%, 11/1/2036	30	40

Series 2016A, Rev., 5.00%, 11/1/2041	45	55

Series 2017A, Rev., 5.00%, 11/1/2042	30	37

Series 2016A, Rev., 5.00%, 11/1/2045	25	30

California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,567

City of Los Angeles Department of Airports Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	193

City of Los Angeles, Department of Airports Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,367

City of Palm Springs Series B, COP, Zero Coupon, 4/15/2021 (d)	100	100

County of Santa Clara, Campbell Union High School District

GO, 3.00%, 8/1/2030	620	677

GO, 3.00%, 8/1/2031	30	33

East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,924

East Bay Municipal Utility District, Water System, Green Bonds Series B, Rev., 5.00%, 6/1/2033	515	619

Eastern Municipal Water District Financing Authority

Series 2020A, Rev., 4.00%, 7/1/2037	450	559

Series 2020A, Rev., 5.00%, 7/1/2037	2,405	3,233

Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,237

Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2036	1,500	2,028

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	885

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Franklin-Mckinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,415	1,629

Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2021	2,000	2,109

Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2024	60	68

Los Angeles County Metropolitan Transportation Authority, Green Bond Series 2020A, Rev., 5.00%, 6/1/2030	20	27

Los Angeles Department of Water and Power, Power System

Series 2019D, Rev., 5.00%, 7/1/2038	35	46

Series 2014D, Rev., 5.00%, 7/1/2044	60	69

Los Angeles Unified School District Series 2018B-1, GO, 5.00%, 7/1/2037	30	38

Millbrae Redevelopment Agency Successor Agency 4.00%, 8/1/2035	150	164

Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	46

Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	7,693

Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	32

Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	808

Riverside County Transportation Commission Series 2017A, Rev., 5.00%, 6/1/2039	150	187

Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,672

San Diego Unified School District Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	462

San Lorenzo Valley Unified School District

Series 2020A, GO, 4.00%, 8/1/2045	1,000	1,159

Series 2020A, GO, 5.00%, 8/1/2050	2,505	3,106

Santa Clara Valley Transportation Authority Series 2018A, Rev., 5.00%, 6/1/2024	30	35

Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo GO, Zero Coupon, 8/1/2037	2,450	1,135

South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19

Total California		40,531

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	53

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Colorado — 3.0%

Adams County, Colorado Refunding and Improvement COP, 4.00%, 12/1/2040	2,815	3,112

Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,000	1,200

Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,752

Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Series 2020A, Rev., 4.00%, 9/1/2050	675	735

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,188

Denver Health and Hospital Authority

Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,741

Series A, Rev., 5.25%, 12/1/2045	1,000	1,069

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,280

Raindance Metropolitan District No. 1 Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,004

State of Colorado Series 2018A, COP, 5.00%, 9/1/2031	20	26

State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2021 (d)	2,000	2,051

Vauxmont Metropolitan District

GO, AGM, 5.00%, 12/15/2024	265	310

GO, AGM, 5.00%, 12/15/2025	250	300

Total Colorado		16,768

Connecticut — 0.9%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series B-2, Rev., 4.00%, 11/15/2032	240	246

Series A-1, Rev., 4.00%, 11/15/2045	85	90

Subseries A-1, Rev., 4.00%, 11/15/2047	305	330

Connecticut State Health and Educational Facilities Authority

Series K-1, Rev., 5.00%, 7/1/2034	725	790

Series K-1, Rev., 5.00%, 7/1/2036	450	488

Series K-1, Rev., 5.00%, 7/1/2039	490	527

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,126

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., AMT, 5.00%, 11/15/2020	300	302

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

State of Connecticut

Series 2016D, GO, 5.00%, 8/15/2026	25	31

Series 2012G, GO, 4.00%, 10/15/2027	45	48

Series A, GO, 5.00%, 4/15/2029	150	187

State of Connecticut Special Tax Series 2014B, Rev., 5.00%, 9/1/2020	20	20

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2016A, Rev., 5.00%, 9/1/2027	25	31

Series 2018B, Rev., 5.00%, 10/1/2033	55	69

Town of New Canaan

GO, 4.00%, 10/1/2036	240	289

GO, 4.00%, 10/1/2037	370	445

GO, 4.00%, 10/1/2039	100	119

Town of Stonington Series 2012A, GO, 4.00%, 9/1/2020	15	15

Town of Wallingford GO, 4.00%, 3/15/2021	20	20

University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	18

Total Connecticut		5,191

Delaware — 2.2%

County of New Castle GO, 5.00%, 4/1/2027	25	32

Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,140

Delaware Economic Development Authority, Newark Charter School, Inc. Project

Series A, Rev., 5.00%, 9/1/2036	500	566

Series A, Rev., 5.00%, 9/1/2046	500	555

Delaware State Economic Development Authority

Rev., 4.00%, 7/1/2041	5,000	5,850

Rev., 5.00%, 9/1/2050	1,500	1,756

Delaware State Health Facilities Authority Series 2017A, Rev., 4.00%, 7/1/2033	25	28

Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,415

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	245	249

University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	783

Total Delaware		12,374

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

District of Columbia — 1.8%

District of Columbia

Series A, Rev., 6.00%, 7/1/2023 (d)	1,000	1,160

Series 2017B, Rev., 5.00%, 7/1/2037	25	29

Rev., 4.00%, 7/1/2039	600	651

Rev., 4.00%, 7/1/2044	1,240	1,329

District of Columbia, Kipp DC Project Series 2017B, Rev., 5.00%, 7/1/2027	30	36

District of Columbia, National Public Radio, Inc. Series 2016, Rev., 5.00%, 4/1/2024 (d)	25	29

Metropolitan Washington Airports Authority, Airport System

Series A, Rev., AMT, 5.00%, 10/1/2030	50	60

Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	507

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	6,078

Total District of Columbia		9,879

Florida — 2.9%

City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	24

City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	18

City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	19

City of Miami Beach Rev., 4.00%, 9/1/2045	25	27

City of Palm Coast Rev., 5.00%, 10/1/2020	25	25

City of Port St. Lucie, Utility Systems Series 2018, Rev., 5.00%, 9/1/2028	25	32

City of South Miami Health Facilities Authority, Inc., Baptist Health Rev., 4.00%, 8/15/2042	20	22

City of Tallahassee, Utility System Series 2017, Rev., 5.00%, 10/1/2023	10	11

City of Tampa Series 2020A, Rev., 4.00%, 4/1/2050	2,000	2,241

City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	3,415

County of Miami-Dade

Series A, GO, 5.00%, 7/1/2036	1,545	2,003

Series 2016, Rev., 4.00%, 10/1/2040	105	113

County of Sarasota Series 2019A, Rev., 5.00%, 10/1/2038	25	32

County of Sarasota, Utility System Series 2016A, Rev., 4.00%, 10/1/2043	65	72

East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Florida Atlantic University Finance Corp.

Series 2019A, Rev., 5.00%, 7/1/2031	15	19

Series 2019B, Rev., 5.00%, 7/1/2034	120	146

Florida Governmental Utility Authority

Rev., AGM, 4.00%, 10/1/2034	600	731

Rev., AGM, 4.00%, 10/1/2035	1,000	1,210

Rev., AGM, 4.00%, 10/1/2036	370	445

Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	10	10

Florida State University Housing Facility Series 2015A, Rev., 4.00%, 5/1/2034	30	34

Florida’s Turnpike Enterprise, Department of Transportation Series 2018A, Rev., 5.00%, 7/1/2033	55	70

Hillsborough County, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,835

JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2020 (d)	20	20

Monroe County School District

Series A, COP, 5.00%, 6/1/2032	100	125

Series A, COP, 5.00%, 6/1/2034	40	49

Orange County Convention Center Series 2016A, Rev., 4.00%, 10/1/2036	40	44

Orange County Health Facilities Authority Series B, Rev., 4.00%, 10/1/2045	215	235

School Board of Miami-Dade County (The) Series 2006D, COP, AMBAC, 5.00%, 10/1/2020	20	20

South Broward Hospital District, Memorial Healthcare System Series 2016, Rev., 5.00%, 5/1/2023	10	11

Volusia County Educational Facility Authority, Embry-Riddle Aeronautical

Series 2020A, Rev., 4.00%, 10/15/2037	725	834

Series 2020A, Rev., 4.00%, 10/15/2038	750	860

Series 2020A, Rev., 4.00%, 10/15/2039	350	400

Total Florida		16,191

Georgia — 4.9%

Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2050	1,450	1,670

Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	2,450	2,797

Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Series 2017, Rev., 4.00%, 8/15/2041	1,000	1,123

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	55

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Georgia — continued

Development Authority for Fulton County, Wellstar Health System, Inc. Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	2,372

Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,275

Georgia Housing and Finance Authority, Single Family Mortgage

Series A, Rev., AMT, 5.00%, 6/1/2029	5	5

Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	115	120

Glynn-Brunswick Memorial Hospital Authority Rev., 4.00%, 8/1/2038	1,000	1,126

Main Street Natural Gas, Inc., Gas Supply

Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (b)	5,000	5,487

Series 2019B, Rev., 4.00%, 12/2/2024 (b)	8,600	9,764

Metropolitan Atlanta Rapid Transit Authority Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	147

Private Colleges and Universities Authority Series 2020B, Rev., 4.00%, 9/1/2041	750	904

Total Georgia		27,790

Hawaii — 0.4%

City and County of Honolulu

Series A, GO, 5.00%, 10/1/2037	1,970	2,344

Series 2019B, Rev., 5.00%, 7/1/2040	35	45

Total Hawaii		2,389

Idaho — 0.0% (e)

Idaho Health Facilities Authority Series 2016ID, Rev., 5.00%, 12/1/2045	75	88

University of Idaho Series 2018A, Rev., 5.00%, 4/1/2035	25	30

Total Idaho		118

Illinois — 5.2%

Chicago O’Hare International Airport, Third Lien

Series 2011A, Rev., 5.75%, 1/1/2021 (d)	1,260	1,283

Series 2011A, Rev., 5.75%, 1/1/2039	240	244

City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	113

Cook County Forest Preserve District, Limited Tax Project Series B, GO, 5.00%, 12/15/2037	295	314

County of Cook GO, 5.00%, 11/15/2034	700	824

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	3,355

DuPage and Cook Counties Township High School District No. 86 Hinsdale GO, 4.00%, 1/15/2039	800	930

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	27

Illinois Finance Authority

Series 2016C, Rev., 4.00%, 2/15/2027 (d)	20	24

Series 2016A, Rev., 5.00%, 11/1/2031	10	11

Rev., 5.00%, 7/1/2040	105	135

Series 2016C, Rev., 4.00%, 2/15/2041	930	1,032

Illinois Finance Authority, Healthcare Enterprises, Inc.

Series C, Rev., 5.00%, 3/1/2033	305	367

Series 2017C, Rev., 5.00%, 3/1/2034	205	245

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,947

Series 2019A, Rev., 4.00%, 1/1/2044	65	73

Lake County Community Consolidated School District No. 3 Beach Park

GO, AGM, 4.00%, 2/1/2034	620	695

GO, AGM, 4.00%, 2/1/2035	500	558

Metropolitan Pier and Exposition Authority, MC Cormik Expansion Project Series 2002A, Rev., AGM-CR, NATL-RE, Zero Coupon, 12/15/2040	5,000	2,546

Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	207

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2026	3,500	4,102

Series C, Rev., 5.25%, 1/1/2043	1,500	1,757

State of Illinois

Series 2018A, GO, 5.00%, 10/1/2021	50	52

Series 2016C, Rev., 5.00%, 6/15/2022	25	27

Series 2012A, GO, 4.00%, 1/1/2024	15	15

GO, 5.00%, 5/1/2024	205	224

Series D, GO, 5.00%, 11/1/2024	325	354

Series 2012, GO, 4.00%, 8/1/2025	25	26

Series 2012, GO, 4.00%, 3/1/2026	10	10

Series 2012A, GO, 5.00%, 1/1/2027	25	26

GO, 5.00%, 5/1/2027	175	189

GO, 5.00%, 6/1/2027	25	28

Series 2009A, GO, 4.00%, 9/1/2027	115	115

Series 2016, GO, 5.00%, 11/1/2028	20	22

Series 2012A, GO, 4.00%, 1/1/2029	45	46

GO, 5.50%, 1/1/2030	20	24

GO, 4.13%, 11/1/2031	20	21

Series 2016, GO, 4.00%, 6/1/2033	15	15

Series 2016, GO, 4.00%, 6/1/2036	25	26

GO, 4.00%, 6/1/2037	45	46

GO, 5.50%, 7/1/2038	3,000	3,169

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Illinois — continued

State of Illinois, Sales Tax Series D, Rev., 5.00%, 6/15/2027	15	18

Village of Arlington Heights GO, 4.00%, 12/1/2034	130	147

Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,237

Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	102

Village of Midlothian

GO, AGM, 4.00%, 1/1/2022	10	10

GO, AGM, 4.00%, 1/1/2023	10	11

GO, AGM, 4.00%, 1/1/2024	75	83

GO, AGM, 4.00%, 1/1/2025	40	45

GO, AGM, 4.00%, 1/1/2026	65	75

GO, AGM, 4.00%, 1/1/2027	85	100

GO, AGM, 4.00%, 1/1/2028	65	77

GO, AGM, 4.00%, 1/1/2029	95	114

Will County School District No. 86 Joliet Series A, GO, 4.00%, 3/1/2024	220	245

Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

Total Illinois		29,525

Indiana — 1.6%

City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	212

Clarksville Redevelopment Authority Rev., 5.00%, 1/15/2031	30	39

Gary Community School Corp. GO, 4.00%, 7/15/2023	230	250

Greenfield Middle School Building Corp.

Rev., 4.00%, 7/15/2031	240	279

Rev., 4.00%, 7/15/2032	350	404

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Rev., 5.00%, 1/15/2023	10	11

Indiana Finance Authority Rev., 4.00%, 2/1/2040	25	27

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc. Project

Series 2020A, Rev., 5.00%, 7/1/2040	170	184

Series 2020A, Rev., 5.00%, 7/1/2055	460	489

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2032	15	19

Series A, Rev., 4.00%, 11/1/2043	1,125	1,244

Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,267

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Parkview Health Series A, Rev., 4.00%, 11/1/2048	50	56

Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2022 (d)	4,000	4,269

Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	17

Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	35

Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	41

University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	32

Total Indiana		8,875

Iowa — 0.1%

Iowa Finance Authority Rev., 5.00%, 8/1/2034	15	19

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	405	431

Total Iowa		450

Kansas — 0.0% (e)

Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	54

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,807

Commonwealth of Kentucky COP, 4.00%, 6/15/2032	30	33

Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	10	10

Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	33

Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	23

Total Kentucky		1,906

Louisiana — 0.9%

City of Ruston Rev., AGM, 5.00%, 6/1/2024	10	12

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	124

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Series 2015A1, Rev., 5.00%, 6/1/2039	25	30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	57

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Louisiana — continued

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,173

St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	56

State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,587

Tobacco Settlement Financing Corp., Asset-Backed Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,077

Total Louisiana		5,059

Maine — 0.5%

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2050	2,000	2,272

Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	104

Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	315	334

Total Maine		2,710

Maryland — 2.5%

Baltimore County, Equipment Acquisition Program Series 2019, COP, 5.00%, 3/1/2029	5,735	7,657

City of Baltimore Series 2019A, Rev., 4.00%, 7/1/2044	50	59

City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	324

Maryland Health and Higher Educational Facilities Authority Series 2017A, Rev., 5.00%, 5/15/2045	5,000	5,829

Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	123

Maryland State Transportation Authority Series 2017, Rev., 5.00%, 7/1/2028	10	13

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	195	206

Total Maryland		14,211

Massachusetts — 2.9%

City of Lowell, Municipal Purpose Loan Series 2018, GO, 5.00%, 3/1/2028	90	118

Commonwealth of Massachusetts Series E, GO, 5.00%, 9/1/2020	25	25

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,750

Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,218

Massachusetts Development Finance Agency

Series 2020U, Rev., 5.00%, 7/1/2038	755	1,147

Series 2020U, Rev., 5.00%, 7/1/2039	665	1,021

Series 2020U, Rev., 5.00%, 7/1/2040	535	830

Series 2017T, Rev., 4.00%, 7/1/2042	35	40

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2036	825	953

Rev., 5.00%, 1/1/2037	315	363

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	1,024

Massachusetts Housing Finance Agency, Single Family Housing

Series 177, Rev., AMT, 4.00%, 6/1/2039	410	434

Series 167, Rev., 4.00%, 12/1/2043	260	270

Series 169, Rev., 4.00%, 12/1/2044	485	507

Town of Bellingham GO, 4.00%, 6/15/2032	10	12

University of Massachusetts Building Authority

Series 1, Rev., 5.00%, 11/1/2020	10	10

Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,623

Series 2017-1, Rev., 5.25%, 11/1/2042	50	62

Total Massachusetts		16,407

Michigan — 1.4%

Berkley School District GO, Q-SBLF, 4.00%, 5/1/2040	30	32

City of Grand Rapids Rev., 5.00%, 1/1/2045	600	766

Grand Rapids Public Schools Series 2019, GO, AGM, 5.00%, 11/1/2043	1,000	1,251

Michigan Finance Authority Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,178

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,732

Michigan State Building Authority Series 2016 I, Rev., 4.00%, 10/15/2036	50	56

Michigan State Building Authority, Facilities Program Series 2015I, Rev., 4.00%, 4/15/2040	120	132

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Michigan — continued

Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	105	111

Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	785

Niles Community Schools GO, Q-SBLF, 4.00%, 5/1/2041	25	27

State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2036	1,500	1,580

University of Michigan Rev., 4.00%, 4/1/2034	50	58

Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13

West Ottawa Public Schools Series 2014-1, GO, 4.00%, 5/1/2039	25	27

Whitehall District Schools GO, AGM, 5.00%, 5/1/2033	25	31

Total Michigan		7,779

Minnesota — 2.5%

Aurora Independent School District No. 2711, School Building, Capital Appreciation

Series 2017B, GO, Zero Coupon, 2/1/2026	150	136

Series 2017B, GO, Zero Coupon, 2/1/2027	400	349

Series 2017B, GO, Zero Coupon, 2/1/2028	225	189

Series 2017B, GO, Zero Coupon, 2/1/2030	880	676

City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	30

City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,352

City of Rochester Series 2016B, Rev., 5.00%, 11/15/2036	30	44

Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	20	20

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2021	150	153

Series 2019B, COP, 5.00%, 2/1/2022	160	169

East Grand Forks Independent School District No. 595 Series A, GO, 4.00%, 2/1/2027	15	18

Greenway Independent School District No. 316

Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,153

Series 2019F, GO, Zero Coupon, 2/1/2030	700	592

Series 2019F, GO, Zero Coupon, 2/1/2031	545	445

Lakeville Independent School District No. 194, Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2028	25	32

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs

Series A, Rev., GNMA COLL, 4.50%, 9/1/2020	5	5

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	5	5

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	55	55

Minnesota Higher Education Facilities Authority, Carleton College

Rev., 4.00%, 3/1/2032	1,000	1,166

Rev., 4.00%, 3/1/2033	500	581

Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program

Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	10	10

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	20	21

Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	20	20

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2014A, Rev., AMT, 4.00%, 7/1/2038	190	201

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	35	36

Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	520	554

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	315	340

Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,879

Total Minnesota		14,231

Mississippi — 0.7%

Lowndes County School District GO, 4.00%, 9/1/2020	10	10

Mississippi Development Bank

Rev., 4.00%, 4/1/2033	20	24

Rev., 4.00%, 3/1/2050	2,335	2,615

Mississippi Development Bank, Water and Sewer System Project, Special Obligation Rev., AGM, 6.88%, 12/1/2040	1,000	1,170

Total Mississippi		3,819

Missouri — 1.0%

City of Sedalia COP, 4.00%, 7/15/2035	205	230

Health and Educational Facilities Authority of the State of Missouri Rev., 4.00%, 10/1/2036	100	116

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	59

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Missouri — continued

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,092

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,083

Health and Educational Facilities Authority of the State of Missouri, SSM Health Series A, Rev., 4.00%, 6/1/2048	2,160	2,402

Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2034	10	13

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	340	359

Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	425	456

Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program

Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 11/1/2020 (d)	5	5

Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 5/1/2021 (d)	30	31

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2010B, Rev., 5.00%, 7/1/2025	35	36

St. Louis County Reorganized School District No. R-6 Series 2017, GO, 5.00%, 2/1/2023	10	11

Total Missouri		5,834

Montana — 0.3%

Montana Board of Housing, Single Family Homeownership

Series B2, Rev., AMT, 5.00%, 12/1/2027	125	129

Series A-2, Rev., AMT, 4.00%, 12/1/2038	85	89

Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,396

Total Montana		1,614

Nebraska — 0.9%

Central Plains Energy Project, Gas Project No. 3

Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,339

Series 2017A, Rev., 5.00%, 9/1/2037	1,500	2,047

Douglas County Hospital Authority No. 2

Series 2020A, Rev., 4.00%, 11/15/2040	575	668

Series 2020A, Rev., 4.00%, 11/15/2041	300	347

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued

Douglas County Hospital Authority No. 2, Health Facilities Series 2016, Rev., 5.00%, 5/15/2030	10	12

Douglas County Hospital Authority No. 3 Rev., 5.00%, 11/1/2020	25	25

Public Power Generation Agency, Whelan Energy Center Unit 2

Series 2015A, Rev., 5.00%, 1/1/2026	100	119

Series A, Rev., 5.00%, 1/1/2034	185	223

Series 2016A, Rev., 5.00%, 1/1/2035	25	30

Total Nebraska		4,810

Nevada — 0.5%

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	408

Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,649

Truckee Meadows Water Authority Series 2016, Rev., 5.00%, 7/1/2031	15	18

Total Nevada		3,075

New Hampshire — 0.0% (e)

New Hampshire Housing Finance Authority, Single Family Mortgage

Series C, Rev., AMT, 4.00%, 1/1/2028	5	5

Series 2011A, Rev., AMT, 5.25%, 7/1/2028	5	5

Total New Hampshire		10

New Jersey — 4.1%

County of Middlesex COP, 4.00%, 6/15/2022	110	117

Monmouth County Improvement Authority Rev., GTD, 5.00%, 12/1/2020	60	61

New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	280

New Jersey Economic Development Authority, School Facilities Construction Series NN, Rev., 5.00%, 3/1/2024	150	163

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,187

New Jersey Educational Facilities Authority Series 2016B, Rev., 5.00%, 9/1/2036	105	118

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	825	928

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

New Jersey — continued

New Jersey Transportation Trust Fund Authority Series BB, Rev., 4.00%, 6/15/2038	1,500	1,607

New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems Series A, Rev., Zero Coupon, 12/15/2036	10,355	5,954

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,144

Series A, Rev., 5.00%, 6/15/2031	3,000	3,448

Tobacco Settlement Financing Corp.

Series A, Rev., 4.00%, 6/1/2037	1,000	1,132

Series A, Rev., 5.00%, 6/1/2046	1,000	1,166

Series A, Rev., 5.25%, 6/1/2046	1,500	1,775

Total New Jersey		23,080

New Mexico — 0.1%

New Mexico Finance Authority, State Transportation, Senior Lien Series 2010B, Rev., 5.00%, 6/15/2024	100	100

New Mexico Mortgage Finance Authority, Single Family Mortgage Program

Series 2012, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	60	61

Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	480	526

Total New Mexico		687

New York — 9.5%

City of New York Series 2018E-1, GO, 5.00%, 3/1/2041	225	272

County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	13

Metropolitan Transportation Authority

Series H, Rev., 5.00%, 11/15/2022 (d)	70	77

Series 2012A, Rev., 5.00%, 11/15/2026	25	27

Subseries B-3B, Rev., 5.00%, 11/15/2028	25	30

Series 2016B-1, Rev., 5.00%, 11/15/2029	25	30

Series D, Rev., 5.00%, 11/15/2031	400	437

Series 2017B-1, Rev., 5.00%, 11/15/2035	95	113

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (c)	540	618

Monroe County Industrial Development Corp., University of Rochester Series 2017C, Rev., 4.00%, 7/1/2033	60	69

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020BB1, Rev., 5.00%, 6/15/2049	10,000	12,738

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Transitional Finance Authority, Future Tax Secured

Series 2019C-1, Rev., 5.00%, 11/1/2034	100	128

Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	64

Series C-3, Rev., 5.00%, 5/1/2039	25	31

Series 2017F-1, Rev., 4.00%, 5/1/2044	375	416

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series C, Rev., 5.00%, 11/1/2021	170	171

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,159

New York City Water and Sewer System

Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	39

Series 2012EE, Rev., 4.00%, 6/15/2039	35	37

Series 2020AA, Rev., 5.00%, 6/15/2040	55	71

New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	305	323

New York State Dormitory Authority

Series 2015B, Rev., 5.00%, 7/1/2026	15	18

Series 2018A, Rev., 5.00%, 10/1/2031	50	60

Series 2016A, Rev., 5.00%, 10/1/2032	35	42

Series 2017A, Rev., 5.00%, 3/15/2036	100	122

Series 2019D, Rev., 5.00%, 7/1/2036	640	967

Series 2018A, Rev., 5.00%, 3/15/2037	40	50

Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,544

Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,304

New York State Environmental Facilities Corp. Series B, Rev., 5.50%, 10/15/2020 (d)	30	30

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,186

New York State Urban Development Corp.

Series 2019A, Rev., 5.00%, 3/15/2039	25	31

Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,519

New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,292

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 4.00%, 1/1/2036	1,500	1,515

Rev., AMT, 5.00%, 1/1/2036	1,125	1,213

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	61

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

New York — continued

Port Authority of New York and New Jersey, Consolidated

Series 188, Rev., AMT, 5.00%, 5/1/2024	50	58

Series 93, Rev., 6.13%, 6/1/2094	7,470	8,583

Springville-Griffith Institute Central School District GO, 3.00%, 6/15/2021	25	26

Tompkins County Development Corp., Ithaca College Rev., 5.00%, 7/1/2032	80	97

Town of Orangetown, Rockland County, Sparkill-Palisades Fire District

GO, AGM, 4.00%, 11/15/2040	220	242

GO, AGM, 4.00%, 11/15/2041	205	225

GO, AGM, 4.00%, 11/15/2042	315	345

GO, AGM, 4.00%, 11/15/2043	325	356

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2018B, Rev., 5.00%, 11/15/2031	75	102

Series 2018C, Rev., 5.00%, 11/15/2038	35	44

Series 2018A, Rev., 5.00%, 11/15/2045	105	128

Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,804

Village of Tuxedo Park GO, 4.00%, 8/1/2031	45	53

Westchester Tobacco Asset Securitization Series 2016B, Rev., 5.00%, 6/1/2025	130	152

Total New York		53,971

North Carolina — 2.8%

City of Charlotte Rev., 5.00%, 7/1/2029	10	12

City of Greensborough, Combined Water and Sewer System Rev., 5.00%, 6/1/2027	10	13

City of Raleigh Series A, Rev., 4.00%, 10/1/2022	30	32

City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	12

County of Burke

Series 2017, Rev., 5.00%, 4/1/2025	15	18

Series 2018, Rev., 5.00%, 4/1/2031	25	31

North Carolina Capital Facilities Finance Agency, Meredith College

Rev., 5.00%, 6/1/2027	1,060	1,211

Rev., 5.00%, 6/1/2028	805	915

Rev., 5.00%, 6/1/2029	350	396

Rev., 5.00%, 6/1/2030	400	449

North Carolina Housing Finance Agency, Homeownership

Series 2, Rev., 4.25%, 1/1/2028	5	5

Series 1, Rev., AMT, 4.50%, 7/1/2028	10	10

Series A, Rev., AMT, 3.50%, 7/1/2039	220	232

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

North Carolina Turnpike Authority Rev., 5.00%, 7/1/2021	35	36

Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	2,107

State of North Carolina Rev., GAN, 5.00%, 3/1/2033	7,735	10,040

Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13

Total North Carolina		15,532

North Dakota — 0.1%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series B, Rev., 4.50%, 1/1/2028	60	61

Series 2011D, Rev., 4.25%, 7/1/2028	25	25

Series A, Rev., 4.00%, 7/1/2034	195	205

Series 2016D, Rev., 3.50%, 7/1/2046	360	387

Total North Dakota		678

Ohio — 2.1%

American Municipal Power, Inc. Series 2019A, Rev., 2.30%, 2/15/2022 (b)	100	101

Athens City School District Series 2019A, GO, 4.00%, 12/1/2040	460	536

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,545

County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,071

County of Warren Series 2016A, Rev., 5.00%, 7/1/2032	35	40

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series A, Rev., 5.50%, 7/1/2039	1,000	1,075

County of Warren, Otterbein Homes Series A, Rev., 5.00%, 7/1/2031	115	132

Delaware City School District GO, 4.00%, 12/1/2039	160	190

Greenville City School District, School Improvement GO, 5.25%, 1/1/2022 (d)	2,000	2,133

Licking Heights Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2034	10	12

Miami University, A State University of Ohio Rev., 5.00%, 9/1/2029	25	31

Ohio Higher Educational Facility Commission Series 2012A, Rev., 5.00%, 12/1/2020	10	10

Ohio Housing Finance Agency, Single Family Mortgage

Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	10	10

Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	40	41

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Ohio — continued

State of Ohio Series A, GO, 5.00%, 5/1/2033	1,500	1,877

State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2023	110	120

Streetsboro City School District Series A, GO, 4.00%, 12/1/2020 (d)	5	5

University of Cincinnati Series 2017A, Rev., 5.00%, 6/1/2045	25	30

Total Ohio		11,959

Oklahoma — 0.8%

Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	11

Oklahoma Development Finance Authority Rev., AMT, 1.63%, 7/6/2023	2,000	1,994

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	775

Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program

Series 2011B, Rev., GNMA COLL, 4.50%, 9/1/2027	20	21

Series A, Rev., GNMA COLL, 4.75%, 3/1/2028	10	10

Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,977

Total Oklahoma		4,788

Oregon — 0.7%

City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	377

City of Portland, Water System, Second Lien Series 2020A, Rev., 5.00%, 5/1/2035	2,635	3,486

City of Sheridan GO, 4.00%, 12/1/2027	10	12

State of Oregon, Department of Transportation Series 2019A, Rev., 5.00%, 11/15/2042	35	45

State of Oregon, Department of Transportation, User Tax Series 2013A, Rev., 5.00%, 11/15/2022	5	6

Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	34

Total Oregon		3,960

Pennsylvania — 9.7%

Abington School District Series 2017A, GO, 4.00%, 10/1/2037	15	17

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,215

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2036	50	55

Rev., 5.00%, 11/1/2037	430	469

Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	2,000	2,264

Central Dauphin School District GO, 4.00%, 2/1/2030	25	29

Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	29

Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,835

City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,360

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	11,282

Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,351

County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	788

DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,304

Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,864

Lancaster County Hospital Authority, Health Center, Masonic Villages Project

Rev., 5.00%, 11/1/2034	35	41

Rev., 5.00%, 11/1/2036	510	587

Rev., 5.00%, 11/1/2037	250	287

Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	384

Montgomery County Higher Education and Health Authority, Arcadia University Rev., 4.00%, 9/1/2036	1,655	1,860

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,116

Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,082

Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group

Rev., 5.00%, 5/15/2022 (d)	510	551

Series 2020C, Rev., 5.00%, 11/15/2045	1,770	2,091

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Series 2019, Rev., 5.00%, 12/1/2044	350	387

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	63

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Pennsylvania — continued

Series 2019, Rev., 5.00%, 12/1/2049	500	552

Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	106

Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021 (b)	2,950	3,040

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	20	20

Series 118A, Rev., AMT, 3.50%, 4/1/2040	530	548

Series 122, Rev., AMT, 4.00%, 10/1/2046	335	360

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	364

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,385

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,442

Swarthmore Borough Authority, Swarthmore College

Rev., 5.00%, 9/15/2023	25	29

Series 2016B, Rev., 4.00%, 9/15/2041	15	17

Township of Tredyffrin GO, 2.00%, 11/15/2020	25	25

Township of West Bradford

GO, 4.00%, 12/15/2040	600	700

GO, 4.00%, 12/15/2045	1,100	1,271

Upper Merion Area School District GO, 5.00%, 1/15/2036	250	302

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project

Rev., 3.00%, 12/15/2023	445	440

Rev., 4.00%, 12/15/2028	1,000	1,020

Rev., 5.00%, 12/15/2038	750	776

West Mifflin School District GO, 3.00%, 4/1/2038	1,400	1,524

Total Pennsylvania		55,169

Rhode Island — 0.1%

City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	260

Rhode Island Health and Educational Building Corp., Public Schools Series A, Rev., AGM, 5.00%, 5/15/2032	25	32

Total Rhode Island		292

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 1.1%

City of Greenwood, Combined Public Utility

Rev., 5.00%, 12/1/2023	220	252

Rev., 5.00%, 12/1/2026	340	426

Rev., 5.00%, 12/1/2028	250	328

Rev., 5.00%, 12/1/2030	675	895

City of North Charleston 4.00%, 10/1/2040	90	104

Greenwood Metropolitan District Rev., 5.00%, 10/1/2027	10	13

South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	265	284

South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,177

Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,484

Total South Carolina		5,963

South Dakota — 0.6%

Rapid City Area School District No. 51-4/SD, Go Limited Tax Capital Outlay Refunding Certificate

GO, 4.00%, 8/1/2029	1,165	1,372

GO, 4.00%, 8/1/2030	610	715

GO, 4.00%, 8/1/2031	420	489

South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2019A, Rev., 4.00%, 4/1/2036	65	75

South Dakota Housing Development Authority, Homeownership Mortgage

Series D, Rev., AMT, 4.00%, 11/1/2029	150	154

Series 2012A, Rev., AMT, 4.50%, 5/1/2031	30	31

Series 2015D, Rev., 4.00%, 11/1/2045	350	373

South Dakota Housing Development Authority, Single Family Mortgage Series 2011 2, Rev., 4.25%, 5/1/2032	25	25

Total South Dakota		3,234

Tennessee — 5.9%

City of Cleveland

Series 2018B, GO, 5.00%, 6/1/2022	205	222

Series 2018B, GO, 5.00%, 6/1/2027	245	314

Series 2018B, GO, 5.00%, 6/1/2028	260	341

Series 2018B, GO, 5.00%, 6/1/2030	285	369

Series 2018B, GO, 4.00%, 6/1/2031	300	362

Series 2018B, GO, 4.00%, 6/1/2032	310	371

Series 2018B, GO, 4.00%, 6/1/2038	395	460

Series 2018B, GO, 4.00%, 6/1/2039	410	476

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Tennessee — continued

City of Oak Ridge

GO, 4.00%, 6/1/2037	695	792

GO, 4.00%, 6/1/2038	720	819

GO, 4.00%, 6/1/2039	750	847

County of Blount Series 2016B, GO, 5.00%, 6/1/2029	4,610	5,684

County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	33

County of Williamson

GO, 4.00%, 4/1/2033	1,490	1,841

GO, 4.00%, 4/1/2034	1,485	1,827

County of Wilson

GO, 5.00%, 4/1/2030	3,625	4,843

Series 2017A, GO, 4.00%, 4/1/2039	25	28

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,437

Jackson Energy Authority Rev., 5.00%, 12/1/2020	10	10

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2024	800	936

Rev., 4.00%, 11/15/2043	105	118

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board Series A, Rev., 5.00%, 7/1/2035	100	117

Metropolitan Nashville Airport Authority (The)

Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,235

Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,225

Metropolitan Nashville Airport Authority (The), Airport Improvement Series 2015A, Rev., 5.00%, 7/1/2035	20	23

Shelby County Health Educational and Housing Facilities Board Series 2019A, Rev., 5.75%, 10/1/2054	1,000	947

Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025 (b)	4,000	4,572

Tennessee Housing Development Agency, Homeownership Program

Series A, Rev., AMT, 4.50%, 1/1/2021 (d)	60	61

Series 1A, Rev., AMT, 4.50%, 1/1/2038	40	41

Tennessee State School Bond Authority Series B, Rev., 5.00%, 11/1/2040	35	42

Total Tennessee		33,393

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — 5.8%

Calallen Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	10	13

Carrollton-Farmers Branch Independent School District Series B, GO, 4.00%, 2/15/2021	25	25

City of Abilene GO, 5.00%, 2/15/2024	10	12

City of Austin, Public Improvement Series 2019, GO, 5.00%, 9/1/2033	2,000	2,651

City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	58

City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	13

City of El Paso

GO, 4.00%, 8/15/2040	475	526

GO, 4.00%, 8/15/2042	25	28

City of Garland Series 2018, GO, 5.00%, 2/15/2027	10	13

City of Houston Rev., AMT, 5.00%, 7/1/2029	2,500	2,588

City of Houston, Airport System, Subordinate Lien Series 2012A, Rev., AMT, 5.00%, 7/1/2028	35	37

City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032 (d)	2,500	3,807

City of Laredo

GO, 5.00%, 2/15/2027	30	36

GO, 5.00%, 2/15/2032	40	50

City of Lucas GO, 5.00%, 2/1/2028	170	222

City of Mission GO, AGM, 5.00%, 2/15/2031	575	725

City of Pearland GO, 4.00%, 3/1/2032	35	42

City of San Antonio, Electric and Gas Systems

Rev., 4.00%, 2/1/2028	45	56

Rev., 5.00%, 2/1/2031	230	285

Rev., 5.00%, 2/1/2032	35	43

City of San Marcos GO, 5.00%, 8/15/2031	25	32

City of Temple Series 2016A, GO, 5.00%, 8/1/2031	50	60

City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	55

Clifton Higher Education Finance Corp., Idea Public Schools

Series B, Rev., 4.00%, 8/15/2023	500	540

Series B, Rev., 5.00%, 8/15/2024	345	395

Series 2016B, Rev., 5.00%, 8/15/2025	460	541

Rev., 6.00%, 8/15/2033	1,250	1,401

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	65

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Texas — continued

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.

Rev., PSF-GTD, 4.00%, 4/1/2035	400	479

Rev., PSF-GTD, 4.00%, 4/1/2036	500	596

County of Galveston GO, 4.00%, 2/1/2039	10	12

County of Hidalgo

Series 2016, GO, 5.00%, 8/15/2028	10	12

GO, 4.00%, 8/15/2035	85	99

Series 2018B, GO, 4.00%, 8/15/2038	40	46

County of Victoria GO, 4.00%, 2/15/2030	15	18

Cypress-Fairbanks Independent School District Series 2013, GO, PSF-GTD, 5.00%, 2/15/2022	10	11

Dallas/Fort Worth International Airport

Series 2012B, Rev., 5.00%, 11/1/2020	445	449

Series 2013B, Rev., 5.00%, 11/1/2044	25	27

El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	561

Ennis Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	30	38

Harris County, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	11

Harris Montgomery Counties Municipal Utility District No. 386

GO, 2.00%, 9/1/2020	10	10

GO, 4.00%, 9/1/2023	15	16

Highland Park Independent School District GO, PSF-GTD, 5.00%, 2/15/2024	30	35

Ingleside Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	35	44

Killeen Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	25	31

Metropolitan Transit Authority of Harris County, Sales & Use Tax Series 2011A, Rev., 5.00%, 11/1/2020	10	10

Metropolitan Transit Authority of Harris County, Vanderbilt University Medical Center Rev., 5.00%, 11/1/2024 (d)	15	18

Midlothian Independent School District Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	29

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Series 2017, Rev., 5.00%, 6/1/2031	10	13

North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18

North Texas Tollway Authority System, Second Tier Rev., 4.00%, 1/1/2038	200	225

North Texas Tollway Authority System, Special Projects System Series A, Rev., 6.00%, 9/1/2021 (d)	2,000	2,115

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Palestine Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/15/2026	30	37

Pasadena Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	15	20

Permanent University Fund, A&M University System Series A, Rev., 5.00%, 7/1/2031	210	250

Plano Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	40	50

Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	25

Round Rock Independent School District GO, PSF-GTD, 4.00%, 8/1/2032	170	198

San Antonio Water System Series 2017A, Rev., 4.00%, 5/15/2034	60	70

Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	56

Southwest Higher Education Authority, Inc. Rev., 5.00%, 10/1/2020	30	30

Stafford Municipal School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 8/15/2029	35	46

Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital Rev., 5.50%, 9/1/2043	2,300	2,523

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	3,000

Texas Department of Housing and Community Affairs, Residential Mortgage Series 2011B, Rev., GNMA COLL, 4.25%, 1/1/2034	85	86

Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,809

Texas Water Development Board

Series 2019A, Rev., 4.00%, 10/15/2037	500	608

Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,498

Texas Water Development Board, Water Implementation Series B, Rev., 5.00%, 4/15/2026	25	31

Texas Woman’s University, Financing System Series 2016, Rev., 4.00%, 7/1/2030	10	12

West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,186

Total Texas		32,712

Utah — 0.2%

City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	558

City of Provo GO, 5.00%, 1/1/2032	10	13

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Utah — continued

City of South Jordan Rev., 5.00%, 8/15/2038	25	32

Salt Lake City Corp. Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	309

Tooele County Municipal Building Authority Series 2017, Rev., 4.00%, 12/15/2042	25	28

University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	75

Total Utah		1,015

Vermont — 1.0%

City of Burlington, Public Improvement

Series 2019A, GO, 4.00%, 11/1/2037	500	589

Series 2019A, GO, 4.00%, 11/1/2039	435	510

Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 2/1/2026	30	31

Vermont Housing Finance Agency, Multiple Purpose

Series B, Rev., AMT, 4.13%, 11/1/2042	120	120

Series A, Rev., AMT, 4.00%, 11/1/2046	220	236

Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	37

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2022	725	769

Series 2018A, Rev., AMT, 3.63%, 6/15/2029	835	887

Series A, Rev., AMT, 3.75%, 6/15/2030	1,170	1,234

Series A, Rev., AMT, 4.00%, 6/15/2031	415	442

Series A, Rev., AMT, 4.00%, 6/15/2032	165	175

Series A, Rev., AMT, 4.00%, 6/15/2033	210	222

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	165	174

Total Vermont		5,426

Virginia — 1.1%

Capital Region Airport Commission (Richmond International Airport)

Series 2016A, Rev., 4.00%, 7/1/2035	350	388

Series 2016A, Rev., 4.00%, 7/1/2036	320	354

City of Portsmouth Series 2015A, GO, 5.00%, 8/1/2025	20	24

City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	7

County of Loudoun, Public Improvement Series A, GO, 4.00%, 12/1/2020 (d)	5	5

Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,946

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Virginia College Building Authority, Virginia Educational Facilities Revenue 21st Century College and Equipment Project Series 2017E, Rev., 5.00%, 2/1/2029	10	13

Virginia Resources Authority, Infrastructure Series 2017B, Rev., 5.00%, 11/1/2028	10	13

Virginia Resources Authority, Infrastructure and State Moral Obligation

Series B, Rev., 5.00%, 11/1/2021 (d)	130	137

Series 2011B, Rev., 5.00%, 11/1/2023	25	26

Series B, Rev., 5.00%, 11/1/2026	15	16

Total Virginia		5,929

Washington — 1.1%

Chelan County Public Utility District No. 1 Series 2011A, Rev., AMT, 5.50%, 7/1/2026	350	364

City of Lynnwood, Utility System Series 2018, Rev., 5.00%, 12/1/2028	25	33

County of King, Sewer

Series 2102C, Rev., 5.00%, 1/1/2023	40	43

Series 2018B, Rev., 5.00%, 7/1/2031	10	13

Energy Northwest, Project 3 Electric System Series C, Rev., 5.00%, 7/1/2023	25	28

King County School District No. 414 Lake Washington Series 2017, GO, 5.00%, 12/1/2028	15	19

Pierce and Lewis Counties School District No. 404 GO, 4.00%, 12/1/2025	5	6

Pierce County School District No. 416 White River GO, 4.00%, 12/1/2030	10	12

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,261

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 4.00%, 9/1/2045	2,500	2,844

Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	130	131

Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	235	246

Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022	1,365	1,422

Total Washington		6,422

West Virginia — 0.2%

West Virginia Hospital Finance Authority, University Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	67

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — 1.9%

Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	982

Public Finance Authority, Central District Development Project Rev., 5.00%, 3/1/2027	280	336

Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (c)	690	727

Wisconsin Health and Educational Facilities Authority Series 2018A, Rev., 5.00%, 8/15/2033	55	68

Rev., 4.00%, 12/15/2039	500	537

Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	16

Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,313

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	174

Series A, Rev., 5.00%, 7/1/2044	210	241

Series A, Rev., 5.00%, 7/1/2049	750	856

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series 2018A, Rev., 5.00%, 9/15/2040	665	678

Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	760	828

Total Wisconsin		10,756

Total Municipal Bonds (Cost $507,902)		544,544

	SHARES (000)
Short-Term Investments — 2.7%

Investment Companies — 2.7%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (f) (g) (Cost $15,276)	15,271	15,282

Total Investments — 99.2% (Cost $523,178)		559,826
Other Assets Less Liabilities — 0.8%		4,572

NET ASSETS — 100.0%		564,398

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

Futures contracts outstanding as of August 31, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(48)	12/2020	USD	(6,680)	(4)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	69

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.0% (a)

Alabama — 1.0%

Alabama Public School and College Authority, Capital Improvement Series 2014-B, Rev., 5.00%, 1/1/2021	20	20

Birmingham Airport Authority

Rev., 5.00%, 7/1/2023	125	139

Rev., 5.00%, 7/1/2024	150	173

Rev., 5.00%, 7/1/2025	250	298

Rev., 5.00%, 7/1/2026	225	274

Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.71%, 9/10/2020 (b)	30,000	29,824

Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	11,450	11,715

City of Centre

GO, 3.00%, 9/1/2021	100	103

GO, 3.00%, 9/1/2022	110	115

GO, 4.00%, 9/1/2023	215	237

City of Hamilton

GO, 3.00%, 8/1/2021	365	374

GO, 2.00%, 8/1/2022	370	382

GO, 5.00%, 8/1/2023	240	271

City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,759

Prattville Industrial Development Board

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	470

Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	448

Selma Industrial Development Board, International Paper Company Project Series 2020A, Rev., 1.37%, 6/16/2025 (c)	2,670	2,718

State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,385

University of West Alabama

Rev., AGM, 4.00%, 1/1/2022	150	155

Rev., AGM, 4.00%, 1/1/2023	120	127

Rev., AGM, 4.00%, 1/1/2024	125	135

Rev., AGM, 4.00%, 1/1/2025	150	167

Total Alabama		54,289

Alaska — 0.5%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 12/1/2020	200	202

Series 2019 1, Rev., 5.00%, 5/1/2021	215	221

Series 1, Rev., 5.00%, 12/1/2021	450	475

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — continued

Series 2019 1, Rev., 5.00%, 5/1/2022	200	215

Series 1, Rev., 5.00%, 12/1/2022	500	549

Series 1, Rev., 5.00%, 12/1/2023	960	1,096

Series 1, Rev., 5.00%, 12/1/2024	870	1,027

Series 1, Rev., 5.00%, 12/1/2025	750	907

Series 1, Rev., 5.00%, 12/1/2026	675	833

City of Valdez, Exxon Pipeline Co. Project

Series 1993-A, Rev., VRDO, 0.03%, 9/1/2020 (c)	10,580	10,580

Series 1993-B, Rev., VRDO, 0.03%, 9/1/2020 (c)	6,840	6,840

State of Alaska Series 2020A, GO, 5.00%, 8/1/2026	3,585	4,511

Total Alaska		27,456

Arizona — 0.3%

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	160

Arizona Water Infrastructure Finance Authority, Water Quality Rev., 4.00%, 10/1/2020 (d)	540	542

City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	409

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2023	140	148

Series 2018A, Rev., 5.00%, 7/1/2024	200	215

Industrial Development Authority of the County of Yavapai (The), Regional Medical Center

Rev., 5.00%, 8/1/2021	225	234

Rev., 5.00%, 8/1/2022	380	411

Industrial Development Authority of the County of Yavapai (The), Yavapai Regional Medical Center Rev., 5.00%, 8/1/2023	325	365

Maricopa County School District No. 24-Gila Bend, School Improvement

Series 2019, GO, AGM, 3.00%, 7/1/2021	575	589

Series 2019, GO, AGM, 4.00%, 7/1/2022	300	321

Series 2019, GO, AGM, 5.00%, 7/1/2023	700	790

Maricopa County School District No. 66, Roosevelt Elementary GO, 5.00%, 7/1/2021	1,520	1,579

Maricopa County School District No. 66, Roosevelt Elementary, Arizona School Improvement Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,194

Maricopa County Unified School District No. 95 Queen Creek GO, 3.00%, 7/1/2024	525	576

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

Salt River Project Agricultural Improvement & Power District, Arizona Salt River Project Series 2015-XF2192, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/10/2020 (c) (e)	7,845	7,845

Total Arizona		15,378

Arkansas — 0.1%

Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	507

Arkansas Development Finance Authority, Department of Community Correction Project

Rev., 5.00%, 11/1/2021	310	326

Rev., 5.00%, 11/1/2022	410	452

Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	349

City of Centerton Rev., 3.00%, 12/1/2021	125	129

City of Heber Springs, Greenstar

Rev., 3.00%, 11/1/2021	50	52

Rev., 3.00%, 11/1/2023	100	106

County of Sharp

Rev., 5.00%, 3/1/2021	270	276

Rev., 5.00%, 3/1/2022	495	530

Rev., 5.00%, 3/1/2023	540	598

University of Central Arkansas

Series 2020A, Rev., 5.00%, 11/1/2021	150	158

Series 2020A, Rev., 5.00%, 11/1/2022	200	219

Series 2020A, Rev., 5.00%, 11/1/2023	205	232

Series 2020A, Rev., 5.00%, 11/1/2024	160	187

Series 2020A, Rev., 5.00%, 11/1/2025	230	277

Series 2020A, Rev., 5.00%, 11/1/2026	220	270

Series 2020A, Rev., 5.00%, 11/1/2027	200	250

University of Central Arkansas, Student Housing System

Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	77

Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	89

Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	145

Total Arkansas		5,229

California — 2.6%

Bay Area Toll Authority Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/10/2020 (c)	1,200	1,200

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Educational Facilities Authority, Art Center College of Design Series 2018A, Rev., 5.00%, 12/1/2020	180	181

California Educational Facilities Authority, Institute of Technology Rev., VRDO, 0.11%, 9/10/2020 (c)	10,000	10,000

California Enterprise Development Authority, Riverside County, Library Facility

Rev., 4.00%, 11/1/2022	100	108

Rev., 4.00%, 11/1/2023	200	224

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,690	1,775

California Health Facilities Financing Authority, Stanford Hospital Series B-1, Rev., VRDO, 0.10%, 9/10/2020 (c)	16,650	16,650

California Infrastructure and Economic Development Bank, California Academy of Sciences Series 2018D, Rev., (ICE LIBOR USD 1 Month + 0.38%), 0.50%, 9/10/2020 (b)	17,010	16,945

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust

Series 2012B-2, Rev., (ICE LIBOR USD 1 Month + 0.20%), 0.31%, 10/1/2020 (b)	11,615	11,603

Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.44%, 10/1/2020 (b)	6,750	6,732

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2020	325	326

Rev., 5.00%, 10/1/2021	250	258

California Municipal Finance Authority, Hollywood El Centro Apartments Series 2019A, Rev., 1.40%, 5/1/2021 (c)	1,750	1,762

California Municipal Finance Authority, San Antonio Gardens Project

Rev., 4.00%, 11/15/2021	270	275

Rev., 4.00%, 11/15/2022	280	288

Rev., 4.00%, 11/15/2023	290	301

California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project

Rev., 5.00%, 5/15/2023	360	395

Rev., 5.00%, 5/15/2024	300	338

Rev., 5.00%, 5/15/2025	425	492

Rev., 5.00%, 5/15/2026	500	591

Rev., 5.00%, 5/15/2027	725	874

California Pollution Control Financing Authority Rev., 0.60%, 9/1/2023 (c)	1,850	1,845

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	71

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2020	100	100

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2021 (e)	50	51

Series 2018A, Rev., 5.00%, 8/1/2022 (e)	85	91

California School Finance Authority, Kipp Socal Project

Series 2019A, Rev., 5.00%, 7/1/2022 (e)	100	107

Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	110

California Statewide Communities Development Authority, Western University of Health Sciences Series 2007A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.04%, 9/10/2020 (c)	23,370	23,370

Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,438

Los Angeles Department of Water and Power, Power System Subseries B-8, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 9/10/2020 (c)	5,300	5,300

Metropolitan Water District of Southern California Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2020 (c)	5,500	5,500

Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022 (d)	250	249

Orange County Water District Series 2003 A, COP, VRDO, LOC:

Citibank NA, 0.07%, 9/10/2020 (c)	5,680	5,680

Pioneers Memorial Healthcare District Rev., 3.00%, 10/1/2020	265	265

Sacramento City Unified School District Series 2019D, GO, 4.00%, 8/1/2021	4,475	4,628

Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/10/2020 (c)	6,605	6,605

South Bay Union School District/San Diego County GO, BAN, Zero Coupon, 8/1/2022	2,000	1,980

State of California Series B4, GO, VRDO, LOC: Citibank NA, 0.03%, 9/10/2020 (c)	1,970	1,970

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2023	360	390

Rev., 5.00%, 3/1/2025	570	652

Stockton Public Financing Authority, Green Bonds

Series 2018A, Rev., 5.00%, 10/1/2020	500	501

Series 2018A, Rev., 5.00%, 10/1/2021	450	473

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 0.29%, 9/10/2020 (c) (e)	5,230	5,230

Total California		141,853

Colorado — 3.4%

Arapahoe County School District No. 5 Cherry Creek

GO, 5.00%, 12/15/2020	17,515	17,757

GO, 5.00%, 12/15/2025	9,930	12,346

GO, 5.00%, 12/15/2026	5,655	7,240

GO, 5.00%, 12/15/2028	6,460	8,712

Arapahoe County School District No. 6 Littleton

Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,741

Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,516

City of Aurora Rev., 5.00%, 8/1/2023	2,355	2,680

City of Aurora, Sterling Hills West Metropolitan District GO, 5.00%, 12/1/2020	100	101

City of Colorado Springs

COP, 5.00%, 12/1/2020	120	121

COP, 5.00%, 12/1/2021	145	153

COP, 5.00%, 12/1/2022	155	172

COP, 5.00%, 12/1/2023	100	115

City of Colorado Springs, Utilities System Improvement Series 2012A, Rev., VRDO, LIQ: U.S. Bank NA, 0.08%, 9/10/2020 (c)	3,500	3,500

City of Grand Junction Rev., 5.00%, 3/1/2021 (d)	35	36

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021	395	408

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,515	1,583

Colorado State Education Loan Program Series 2020A, Rev., TRAN, 3.00%, 6/29/2021	25,000	25,578

Denver Health and Hospital Authority, 550 Acoma, Inc.

COP, 5.00%, 12/1/2020	110	111

COP, 5.00%, 12/1/2021	220	230

COP, 5.00%, 12/1/2022	295	318

E-470 Public Highway Authority, Senior LIBOR Index Series 2019A, Rev., (ICE LIBOR USD 1 Month + 0.42%), 0.52%, 9/10/2020 (b)	8,000	7,954

Interlocken Metropolitan District Series A-1, GO, AGM, 5.00%, 12/1/2020	175	177

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

State of Colorado

Rev., TRAN, 4.00%, 6/25/2021	23,000	23,713

Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,885

Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,495

The Regents of the University of Colorado, Enterprise System

Series 2020A-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (c)	5,380	5,380

Series 2020A-1, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/10/2020 (c)	24,000	24,000

Town of Milliken, Water Activity Enterprise Rev., 3.00%, 12/1/2020	195	196

University of Colorado Hospital Authority Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/10/2020 (c)	33,100	33,100

Total Colorado		185,318

Connecticut — 1.8%

City of Bridgeport Series C, GO, GAN, 2.00%, 12/10/2020	21,000	21,095

City of Derby

Series A, GO, 5.00%, 8/1/2021	220	229

Series A, GO, 5.00%, 8/1/2022	75	82

Series A, GO, 5.00%, 8/1/2023	150	169

Series A, GO, 5.00%, 8/1/2024	85	99

City of New Britain

GO, 5.00%, 9/1/2022 (d)	50	55

GO, 5.00%, 9/1/2023 (d)	110	125

City of New Haven

Series 2019A, GO, 5.00%, 8/1/2021	1,300	1,343

Series 2019B, GO, 5.00%, 2/1/2022	700	736

Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,063

Connecticut Housing Finance Authority Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	1,750	1,754

Connecticut State Health & Educational Facilities Authority Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	10,048

Connecticut State Health and Educational Facilities Authority

Series K-1, Rev., 5.00%, 7/1/2021	665	679

Series K-1, Rev., 5.00%, 7/1/2022	675	705

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,034

Connecticut State Health and Educational Facilities Authority, Wesleyan University Issue Series H, Rev., VRDO, 0.07%, 9/10/2020 (c)	9,825	9,825

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (c)	12,475	12,460

State of Connecticut

Series 2020C, GO, 3.00%, 6/1/2021	1,150	1,174

Series G, GO, 5.00%, 11/1/2021	200	211

Series 2020C, GO, 3.00%, 6/1/2022	1,000	1,048

Series 2020C, GO, 3.00%, 6/1/2023	600	644

Series 2020C, GO, 4.00%, 6/1/2023	400	440

Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,165

Series 2020C, GO, 4.00%, 6/1/2024	500	565

Series 2020C, GO, 2.00%, 6/1/2025	3,350	3,559

Series 2020C, GO, 4.00%, 6/1/2025	850	982

State of Connecticut, Health and Educational Facility Authority Series 2000A, Rev., VRDO, LIQ: TD Bank NA, 0.08%, 9/10/2020 (c)	23,140	23,140

Town of Windham GO, BAN, 3.00%, 10/1/2020	6,250	6,262

Total Connecticut		100,691

Delaware — 0.2%

Delaware Municipal Electric Corp. (The), Middletown and Seaford Project

Series 2019A, Rev., 5.00%, 10/1/2020	195	196

Series 2019A, Rev., 5.00%, 10/1/2021	145	152

Series 2019A, Rev., 5.00%, 10/1/2022	150	164

Series 2019A, Rev., 5.00%, 10/1/2023	220	249

Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	3,000	3,025

University of Delaware Series 2004B, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/1/2020 (c)	7,835	7,835

Total Delaware		11,621

District of Columbia — 0.5%

District of Columbia Rev., 5.00%, 7/1/2023	100	110

District of Columbia, Georgetown University Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 9/10/2020 (c)	14,330	14,330

District of Columbia, International School Issue Rev., 5.00%, 7/1/2022	500	526

Metropolitan Washington Airports Authority, Airport System

Subseries C-2, Rev., VRDO, LOC:

Sumitomo Mitsui Banking Corp., 0.08%, 9/10/2020 (c)	9,930	9,930

Total District of Columbia		24,896

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	73

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — 2.8%

Broward County, Water and Sewer Utility Series 2012B, Rev., 5.00%, 10/1/2020	20	20

City of Fort Myers

Series 2020B, Rev., AGM, 5.00%, 10/1/2021	2,000	2,100

Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,186

Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,412

Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,772

Series 2020B, Rev., AGM, 5.00%, 10/1/2025	5,100	6,198

Series 2020B, Rev., AGM, 5.00%, 10/1/2026	2,225	2,779

City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/10/2020 (c)	7,700	7,700

City of Lauderhill GO, 3.00%, 1/1/2021	425	429

City of Tallahassee, Utility System

Rev., 5.00%, 10/1/2023	2,430	2,786

Rev., 5.00%, 10/1/2024	2,550	3,040

County of Escambia Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	808

County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	30	31

County of Martin, Utilities System Series A, Rev., 5.00%, 10/1/2020	90	90

County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/10/2020 (c)	2,400	2,400

County of Miami-Dade, Stormwater Project Rev., 5.00%, 4/1/2026	2,000	2,499

Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	1,895	2,327

Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project 0.55%, 1/1/2049 (c) (d)	50,000	49,996

Florida Higher Educational Facilities Financial Authority

Rev., 5.00%, 10/1/2020	115	115

Rev., 5.00%, 10/1/2021	115	118

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 4.00%, 3/1/2021	60	60

Rev., 4.00%, 3/1/2022	55	56

Rev., 5.00%, 3/1/2023	185	197

Rev., 5.00%, 3/1/2024	110	118

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Florida Higher Educational Facilities Financial Authority, St. Leo University Project

Series 2019, Rev., 5.00%, 3/1/2021	350	355

Series 2019, Rev., 5.00%, 3/1/2022	355	370

Series 2019, Rev., 5.00%, 3/1/2023	410	432

JEA, Water and Sewer System Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.07%, 9/10/2020 (c)	38,670	38,670

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2022	750	802

Series 2019A-1, Rev., 5.00%, 4/1/2023	400	445

Series 2019A-1, Rev., 5.00%, 4/1/2024	575	662

Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 0.08%, 9/10/2020 (c)	880	880

Orlando Utilities Commission Series B, Rev., VRDO, LIQ: TD Bank NA, 0.10%, 9/10/2020 (c)	17,400	17,400

Village Community Development District No. 13 Rev., 2.63%, 5/1/2024	500	501

West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area

5.00%, 3/1/2023	1,335	1,491

5.00%, 3/1/2024	1,160	1,342

Total Florida		154,587

Georgia — 0.6%

Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30	31

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Series 2017, Rev., 5.00%, 7/1/2021	370	383

Series 2017, Rev., 5.00%, 7/1/2022	300	323

Dougherty County School District, Sales Tax Series 2018, GO, 4.00%, 12/1/2020	1,250	1,262

Georgia Municipal Electric Authority, Project One Series 2008-B, Rev., VRDO, LOC: PNC Bank NA, 0.08%, 9/10/2020 (c)	4,255	4,255

Hall County School District Series 2018, GO, 5.00%, 11/1/2020	1,250	1,260

Metropolitan Atlanta Rapid Transit Authority Series A, Rev., 3.75%, 7/1/2021	5,585	5,751

Pike County School District GO, 4.00%, 10/1/2020	400	401

Private Colleges & Universities Authority Series 2020B, Rev., 5.00%, 9/1/2025	13,345	16,430

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Georgia — continued

Richmond County Hospital Authority, University Health Services, Inc. Project Rev., RAN, 5.00%, 1/1/2022	100	106

Savannah Economic Development Authority Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,747

Total Georgia		31,949

Idaho — 0.0% (f)

Idaho Housing and Finance Association, Federal Highway Trust Series A, Rev., GRAN, 5.00%, 7/15/2021	25	26

University of Idaho

Series 2020A, Rev., 5.00%, 4/1/2021	390	401

Series 2020A, Rev., 5.00%, 4/1/2022	165	177

Series 2020A, Rev., 5.00%, 4/1/2023	355	390

Series 2020A, Rev., 5.00%, 4/1/2024	315	363

Series 2020A, Rev., 5.00%, 4/1/2025	330	393

Total Idaho		1,750

Illinois — 4.2%

Adams County School District No. 172 GO, AGM, 4.00%, 2/1/2021	300	305

Buffalo Grove Park District, Lake and Cook Counties GO, 2.00%, 12/30/2020	330	332

Carol Stream Park District

Series 2020C, GO, 2.00%, 11/1/2020	135	135

Series 2020C, GO, 4.00%, 11/1/2024	210	238

Series 2020C, GO, 4.00%, 11/1/2025	405	470

Series 2020C, GO, 4.00%, 11/1/2026	535	632

Champaign Coles Et Al Counties Community College District No. 505

Series 2018B, GO, 4.00%, 12/1/2020	1,250	1,262

Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,618

Series 2018C, GO, 4.00%, 12/1/2021	465	487

Champaign County Community Unit School District No. 4 Champaign

Series 2020A, GO, Zero Coupon, 1/1/2022	200	199

Series 2020A, GO, Zero Coupon, 1/1/2023	200	197

Series 2020A, GO, Zero Coupon, 1/1/2024	385	376

Chicago Midway International Airport, Second Lien

Series 2014A, Rev., AMT, 5.00%, 1/1/2021	1,000	1,013

Series 2014B, Rev., 5.00%, 1/1/2023	150	164

Chicago O’Hare International Airport, General Airport, Senior Lien Series 2016G, Rev., AMT, 5.00%, 1/1/2021	200	203

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Chicago Park District, Limited Tax

Series 2011B, GO, 4.00%, 1/1/2021	100	101

Series 2013B, GO, 5.00%, 1/1/2021	100	101

Chicago Park District, Unlimited Tax Series 2011C, GO, 5.00%, 1/1/2022	175	183

Chicago Park District, Unlimited Tax, Special Recreation Activity Series 2018E, GO, 5.00%, 11/15/2021	300	313

Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	278

City of Aurora

Series 2019A, GO, 4.00%, 12/30/2021	470	494

Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,649

Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,778

Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,894

City of Danville

GO, 2.00%, 12/1/2020	170	171

GO, 2.00%, 12/1/2021	255	259

GO, 3.00%, 12/1/2022	140	146

GO, 4.00%, 12/1/2023	145	159

City of Elgin

Series 2020A, GO, 2.00%, 12/15/2021	230	235

Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,564

Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,106

City of Kankakee Series 2011A, GO, AGM, 4.30%, 1/1/2021	1,040	1,053

City of Rock Island

Series B, GO, AGM, 3.00%, 12/1/2020	200	201

Series A, GO, AGM, 3.00%, 12/1/2021	130	134

Series B, GO, AGM, 3.00%, 12/1/2021	200	206

City of Rockford, Sales Tax

Series 2019A, GO, AGM, 4.00%, 12/15/2020	100	101

Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	136

Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	145

Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	154

City of Waukegan

Series A, GO, AGM, 3.00%, 12/30/2020	590	595

Series A, GO, AGM, 4.00%, 12/30/2023	525	581

Clay Wayne and Marion Counties Community Unit School District No. 35

Series 2019, GO, AGM, 5.00%, 12/1/2020	145	147

Series 2019, GO, AGM, 5.00%, 12/1/2021	205	216

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	75

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Series 2019, GO, AGM, 5.00%, 12/1/2022	165	181

Series 2019, GO, AGM, 5.00%, 12/1/2023	175	198

Cook County Community College District No. 508 GO, 5.25%, 12/1/2029	250	283

Cook County Community Consolidated School District No. 34 Glenview

GO, 4.00%, 12/1/2020	100	101

GO, 4.00%, 12/1/2021	175	183

GO, 4.00%, 12/1/2022	150	162

GO, 4.00%, 12/1/2023	150	167

Cook County Community Consolidated School District No. 65 Evanston GO, 5.00%, 12/1/2020	270	273

Cook County Community School District No. 97 Oak Park

GO, 4.00%, 1/1/2021	550	557

GO, 4.00%, 1/1/2022	400	420

GO, 4.00%, 1/1/2023	300	326

GO, 4.00%, 1/1/2024	275	307

Cook County Community Unit School District No. 401 Elmwood Park Series 2013, GO, 4.00%, 12/1/2023	3,440	3,574

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,718

Series 2019B, GO, 3.50%, 12/1/2022	325	347

Cook County School District No. 100 South Berwyn

Series 2019A, GO, 3.00%, 12/1/2020	100	101

Series 2019C, GO, 3.00%, 12/1/2020	100	101

Series 2019A, GO, 4.00%, 12/1/2021	100	104

Series 2019C, GO, 4.00%, 12/1/2021	165	172

Series 2019A, GO, 4.00%, 12/1/2022	235	252

Series 2019C, GO, 4.00%, 12/1/2022	605	650

Series 2019A, GO, 5.00%, 12/1/2023	345	391

Series 2019C, GO, 5.00%, 12/1/2023	660	748

Cook County School District No. 102 La Grange

GO, AGM, 4.00%, 12/15/2020	400	404

GO, AGM, 4.00%, 12/15/2021	840	879

GO, AGM, 4.00%, 12/15/2022	825	891

GO, AGM, 4.00%, 12/15/2023	825	919

GO, AGM, 4.00%, 12/15/2024	930	1,065

GO, AGM, 4.00%, 12/15/2025	985	1,150

Cook County School District No. 109 Indian Springs

Series 2020A, GO, 4.00%, 12/1/2023	125	138

Series 2020A, GO, 4.00%, 12/1/2024	400	454

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Cook County School District No. 145

Series 2019B, GO, 4.00%, 12/1/2021	150	157

Series 2019D, GO, 4.00%, 12/1/2023	110	121

Cook County School District No. 148 Dolton

Series 2018A, GO, 5.00%, 12/1/2021	450	473

Series 2018A, GO, 5.00%, 12/1/2022	725	792

Cook County School District No. 151 South Holland

GO, 4.00%, 4/1/2021	175	179

GO, 4.00%, 4/1/2022	190	201

Cook County School District No. 160 Country Club Hills

Series 2020A, GO, 4.00%, 12/1/2021	250	261

Series 2020A, GO, 4.00%, 12/1/2022	510	547

Series 2020B, GO, 4.00%, 12/1/2022	180	193

Series 2020A, GO, 4.00%, 12/1/2023	285	314

Series 2020B, GO, 4.00%, 12/1/2023	100	110

Series 2020A, GO, 4.00%, 12/1/2024	255	288

Series 2020B, GO, 4.00%, 12/1/2024	100	113

Cook County School District No. 63

East Maine GO, 5.00%, 12/1/2020	2,170	2,196

GO, 5.00%, 12/1/2021	1,845	1,954

GO, 5.00%, 12/1/2022	1,935	2,115

Cook County School District No. 69 Skokie

GO, 4.00%, 12/1/2024	315	362

GO, 4.00%, 12/1/2025	460	539

Cook County School District No. 89 Maywood

Rev., AGM, 4.00%, 12/15/2020	415	419

Rev., AGM, 4.00%, 12/15/2021	515	538

Rev., AGM, 4.00%, 12/15/2022	535	573

Rev., AGM, 4.00%, 12/15/2023	555	609

Rev., AGM, 4.00%, 12/15/2024	580	650

Cook County School District No. 99 Cicero

Series 2019B, GO, 5.00%, 12/1/2022	350	384

Series 2019B, GO, 5.00%, 12/1/2023	575	653

Cook County, Community Consolidated School District No. 146 Tinley Park

GO, 4.00%, 12/1/2020	200	202

GO, 4.00%, 12/1/2021	200	209

Cook County, Proviso Township High School District No. 209 GO, 5.00%, 12/1/2021	2,825	2,987

Cook County, Township High School District No. 225

GO, 5.00%, 12/1/2025 (g)	2,795	3,443

GO, 5.00%, 12/1/2026 (g)	2,565	3,258

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

County of Cook

Series 2018, GO, 5.00%, 11/15/2020	900	908

Series 2018, GO, 5.00%, 11/15/2021	700	736

Series A, GO, 5.00%, 11/15/2021	355	373

Series C, GO, 5.00%, 11/15/2022	180	195

County of Will

Series 2019, GO, 5.00%, 11/15/2020	810	818

Series 2019, GO, 5.00%, 11/15/2021	270	286

Series 2019, GO, 5.00%, 11/15/2022	475	524

Series 2019, GO, 5.00%, 11/15/2023	525	602

DuPage County Community High School District No. 94 GO, 4.00%, 1/1/2021	200	202

DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	11

DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,580

Flagg-Rochelle Community Park District

Series A, GO, AGM, 4.00%, 1/1/2021	100	101

Series A, GO, AGM, 4.00%, 1/1/2022	210	220

Series A, GO, AGM, 4.00%, 1/1/2023	220	236

Series A, GO, AGM, 4.00%, 1/1/2024	225	249

Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	770

Hoffman Estates Park District

Series 2019A, GO, 4.00%, 12/1/2020	1,300	1,312

Series 2019A, GO, 4.00%, 12/1/2021	135	141

Series 2019B, GO, 4.00%, 12/1/2023	245	273

Illinois Finance Authority

Series 2020A, Rev., 5.00%, 8/15/2021	1,000	1,042

Series 2020A, Rev., 5.00%, 8/15/2022	750	812

Series 2020A, Rev., 5.00%, 8/15/2023	500	566

Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,176

Series 2020A, Rev., 5.00%, 8/15/2025	1,250	1,521

Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	250	252

Illinois Finance Authority, Carle Foundation

Series B, Rev., VRDO, LOC: Northern Trust Co., 0.07%, 9/10/2020 (c)	6,080	6,080

Series 2009-C, Rev., VRDO, LOC:

Northern Trust Co., 0.08%, 9/10/2020 (c)	6,335	6,335

Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project

Rev., 4.00%, 12/1/2020	230	232

Rev., 5.00%, 12/1/2021	250	265

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Illinois Finance Authority, Northwestern University Subseries 2008-B, Rev., VRDO, 0.08%, 9/10/2020 (c)	3,425	3,425

Illinois Finance Authority, University of Chicago

Rev., VRDO, 0.08%, 9/10/2020 (c)	30,000	30,000

Series 2004B, Rev., VRDO, 0.09%, 9/10/2020 (c)	14,000	14,000

Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,794

Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	597

Illinois Housing Development Authority Series 2019A, Rev., FHA, 1.60%, 1/1/2023 (c)	5,600	5,662

Jackson County Community Unit School District No. 186 GO, AGM, 4.00%, 12/1/2020	265	267

Joliet Park District GO, 4.00%, 2/1/2021	830	842

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 2.00%, 12/1/2020	185	186

Series 2020B, GO, AGM, 2.00%, 12/1/2020	220	221

Series 2020A, GO, AGM, 3.00%, 12/1/2021	175	180

Series 2020B, GO, AGM, 3.00%, 12/1/2021	255	263

Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	128

Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	235

Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	163

Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	264

Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	278

Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	65

Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	136

Kendall Kane and Will Counties Community Unit School District No. 308

Series B, GO, 4.00%, 10/1/2020	225	225

Series B, GO, 4.00%, 10/1/2021	255	261

Series B, GO, 5.00%, 10/1/2022	1,375	1,496

La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	439

Lake County School District No. 70 Libertyville Series 2019, Rev., 4.00%, 1/1/2023	300	325

Lee & Ogle Counties School District No. 170 Dixon

Series 2019A, GO, AGM, 3.00%, 1/30/2021	50	51

Series 2019B, GO, AGM, 3.00%, 1/30/2021	120	121

Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	166

Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	254

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	77

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	179

Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	267

Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	133

Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2022	750	793

GO, AGM, 4.00%, 5/1/2023	700	763

Peoria Public Building Commission

Series A, Rev., AGM, 3.00%, 12/1/2022	75	79

Series A, Rev., AGM, 4.00%, 12/1/2024	655	743

Sangamon County Community Unit School District No. 5 Series B, GO, 5.00%, 1/1/2022	1,650	1,754

Sangamon County Community Unit School District No. 5 Ball-Chatham GO, 4.00%, 2/1/2023	2,015	2,176

Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains

Series 2019C, GO, 4.00%, 1/1/2022	165	173

Series 2019C, GO, 4.00%, 1/1/2023	310	334

Series 2019C, GO, 4.00%, 1/1/2024	370	410

St. Charles Public Library District

Series 2019, Rev., 3.00%, 11/1/2020	100	100

Series 2019, Rev., 3.00%, 11/1/2021	85	88

Series 2019, Rev., 4.00%, 11/1/2022	100	107

State of Illinois

Series D, GO, 5.00%, 11/1/2020	5,000	5,029

GO, 5.00%, 2/1/2024	3,370	3,660

GO, 5.50%, 5/1/2025	2,500	2,839

GO, 5.50%, 5/1/2026	5,000	5,763

State of Illinois, Sales Tax, Junior Obligation

Rev., 5.00%, 6/15/2021	110	113

Series 2018B, Rev., 5.00%, 6/15/2021	5,000	5,140

Rev., 5.00%, 6/15/2023	990	1,084

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,764

University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.11%, 9/10/2020 (c)	2,850	2,850

Village of Antioch GO, 3.00%, 12/1/2020	290	292

Village of Arlington Heights

GO, 4.00%, 12/1/2023	1,130	1,263

GO, 4.00%, 12/1/2024	1,175	1,352

GO, 4.00%, 12/1/2025	695	822

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Village of Bartlett

GO, 5.00%, 12/1/2021	980	1,039

GO, 5.00%, 12/1/2022	1,065	1,173

GO, 5.00%, 12/1/2023	1,130	1,292

Village of Bolingbrook Series A, GO, AGM, 4.00%, 1/1/2021	185	187

Village of Flossmoor

GO, 3.00%, 12/1/2020	585	589

GO, 3.00%, 12/1/2021	605	625

Village of Franklin Park GO, 4.00%, 1/1/2021	500	506

Village of Gilberts Series 2011, GO, 4.00%, 12/1/2021	440	450

Village of Hoffman Estates

Series A, GO, 3.00%, 12/1/2020	110	111

GO, 5.00%, 12/1/2020	270	273

GO, 5.00%, 12/1/2021	210	223

Village of Midlothian

Series 2019A, GO, 4.00%, 1/1/2023	190	204

Series 2019A, GO, 4.00%, 1/1/2024	120	133

Village of Villa Park

Series B, GO, 4.00%, 12/15/2020	125	126

Series B, GO, 4.00%, 12/15/2021	190	199

Series B, GO, 4.00%, 12/15/2022	200	216

Series B, GO, 4.00%, 12/15/2023	205	227

Village of Villa Park, Illinois Alternate Source

Series 2018C, GO, 3.00%, 12/15/2020	415	418

Series 2018C, GO, 4.00%, 12/15/2021	505	529

Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	139

Village of Woodridge Series 2017, GO, 3.00%, 2/1/2021	250	253

Washington County Community Unit School Dist No. 10 West Washington

GO, 4.00%, 1/15/2021	740	750

GO, 4.00%, 1/15/2022	575	603

GO, 4.00%, 1/15/2023	685	738

Whiteside and Lee Counties, Sterling Community Unit School District No. 5 GO, AGM, 4.00%, 12/1/2020	320	323

Whiteside County Community Unit School District No. 6 Morrison

Series A, GO, AGM, 4.00%, 12/1/2020	205	207

Series A, GO, AGM, 4.00%, 12/1/2021	745	779

Will County Community High School District No. 210 Lincoln-Way

GO, AGM, 4.00%, 1/1/2021	100	101

GO, AGM, 4.00%, 1/1/2022	1,000	1,029

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Will County Township High School District No. 204 Joliet

GO, 4.00%, 1/1/2021	75	76

GO, 4.00%, 1/1/2023	125	133

Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates

Series A, Rev., AGM, 4.00%, 12/1/2020	385	388

Series A, Rev., AGM, 4.00%, 12/1/2021	400	418

Will Grundy Etc Counties Community College District No. 525

GO, 5.00%, 1/1/2022	5,275	5,600

GO, 5.00%, 1/1/2023	5,495	6,076

GO, 5.00%, 1/1/2024	2,600	2,987

Winnebago and Stephenson Counties School District No. 323, School Building GO, 5.00%, 11/1/2020	100	101

Total Illinois		232,940

Indiana — 2.6%

City of Evansville, Waterworks District

Rev., 4.00%, 7/1/2021	2,800	2,884

Rev., 4.00%, 7/1/2026	3,710	4,406

City of Rockport, AEP Generating Company Project

Series A, Rev., 1.35%, 9/1/2022 (c)	2,000	2,018

Series B, Rev., 1.35%, 9/1/2022 (c)	2,250	2,271

City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	7,122

Fort Wayne Community School Building Corp.

Rev., 4.00%, 1/15/2021	100	101

Rev., 4.00%, 7/15/2021	250	258

Rev., 4.00%, 1/15/2022	250	263

Rev., 4.00%, 7/15/2022	125	134

Fort Wayne Community Schools

GO, 4.00%, 1/15/2021	455	461

GO, 4.00%, 7/15/2021	630	650

GO, 4.00%, 1/15/2022	755	794

Franklin Township Community School Corp. GO, 4.00%, 1/15/2021	1,465	1,484

Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2020B, Rev., 4.00%, 1/15/2021	205	208

Series 2020B, Rev., 4.00%, 1/15/2022	150	156

Series 2020B, Rev., 4.00%, 7/15/2022	165	174

Series 2020B, Rev., 4.00%, 1/15/2023	165	176

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Series 2020B, Rev., 4.00%, 7/15/2023	185	200

Series 2020B, Rev., 4.00%, 7/15/2025	215	242

Series 2020B, Rev., 4.00%, 1/15/2026	220	249

Series 2020B, Rev., 4.00%, 7/15/2026	235	269

Hammond Local Public Improvement Bond Bank Series 2020A, Rev., 2.38%, 12/31/2020	2,000	2,009

Hammond Multi-School Building Corp., First Mortgage Rev., 4.00%, 7/15/2021	670	689

Indiana Finance Authority Rev., VRDO, 0.08%, 9/10/2020 (c)	25,875	25,875

Indiana Finance Authority, Ascension Health Senior Credit Group Series 2008E-4, Rev., VRDO, 0.08%, 9/10/2020 (c)	10,720	10,720

Indiana Finance Authority, Butler University Project

Rev., 3.00%, 2/1/2021	140	141

Rev., 3.00%, 2/1/2022	210	217

Rev., 3.00%, 2/1/2023	225	232

Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,849

Indiana Finance Authority, Health Obligation Series L, Rev., (SIFMA Municipal Swap Index Yield + 0.28%), 0.37%, 9/10/2020 (b)	10,000	9,977

Indiana Finance Authority, Lease Appropriation, Stadium Project Series 2007A-2, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/1/2020 (c)	15,555	15,555

Indiana Finance Authority, Marian University Project

Series A, Rev., 5.00%, 9/15/2020	50	50

Series A, Rev., 5.00%, 9/15/2021	60	62

Series A, Rev., 5.00%, 9/15/2022	50	53

Series A, Rev., 5.00%, 9/15/2023	75	82

Series A, Rev., 5.00%, 9/15/2024	155	174

Indiana Finance Authority, University Health Obligated Group Series E, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/10/2020 (c)	1,055	1,055

Indiana Health Facility Financing Authority

Series E-6, Rev., VRDO, 0.08%, 9/10/2020 (c)	3,000	3,000

Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	25,741

Series 2001A-2, Rev., 2.00%, 2/1/2023 (c) (d)	125	129

Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 0.09%, 9/10/2020 (c)	6,820	6,820

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	79

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Metropolitan School District of Southwest Allen County

Series 2019B, GO, 4.00%, 1/15/2021	110	112

Series 2019B, GO, 4.00%, 7/15/2021	100	103

Series 2019B, GO, 4.00%, 1/15/2022	100	105

Series 2019B, GO, 4.00%, 7/15/2022	590	623

Series 2019B, GO, 4.00%, 1/15/2023	520	556

Series 2019B, GO, 4.00%, 7/15/2023	485	525

Series 2019B, GO, 4.00%, 1/15/2024	575	631

Metropolitan School District Washington Township

GO, 4.00%, 7/15/2021	250	258

GO, 4.00%, 1/15/2022	590	621

North Putnam Middle School Building Corp., Property Tax, First Mortgage

Series 2019, Rev., 3.00%, 1/15/2021	170	172

Series 2019, Rev., 3.00%, 7/15/2021	190	195

Series 2019, Rev., 3.00%, 1/15/2022	250	258

Series 2019, Rev., 3.00%, 7/15/2022	150	158

Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.07%, 9/10/2020 (c)	6,575	6,575

South Madison Elementary School Building Corp., Indiana Ad Valorem Property Tax

Rev., 4.00%, 1/15/2021	100	101

Rev., 4.00%, 7/15/2021	80	83

Tippecanoe County School Building Corp.

Rev., 4.00%, 1/15/2021	300	304

Rev., 4.00%, 7/15/2021	200	207

Rev., 4.00%, 1/15/2022	365	384

Rev., 4.00%, 7/15/2022	275	295

Rev., 4.00%, 1/15/2023	300	326

Rev., 4.00%, 7/15/2023	380	419

Town of Schererville, Sewage Works

Rev., 4.00%, 3/1/2021	50	51

Rev., 4.00%, 3/1/2022	75	79

Rev., 4.00%, 3/1/2023	75	81

Rev., 4.00%, 3/1/2024	110	123

Total Indiana		143,295

Iowa — 0.4%

City of Altoona

Series 2020A, COP, 4.00%, 6/1/2022	225	239

Series 2020A, COP, 4.00%, 6/1/2023	275	301

City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	319

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued

City of Iowa Falls GO, 3.00%, 6/1/2023	230	245

City of Sac City GO, 5.00%, 6/1/2021	160	166

County of Plymouth

GO, AGM, 3.00%, 6/1/2021	565	576

GO, AGM, 3.00%, 6/1/2022	290	303

Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.67%, 9/10/2020 (b) (e)	19,650	19,507

North Polk Community School District Series 2020B, Rev., 4.00%, 6/1/2022	450	479

State of Iowa, Ijobs Program Series A, Rev., 5.00%, 6/1/2021	400	414

Total Iowa		22,549

Kansas — 0.3%

Butler County Unified School District No. 385, Temporary Notes GO, 3.00%, 12/1/2020	815	820

City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,865	5,868

County of Reno GO, 3.00%, 12/1/2021	4,605	4,635

Johnson County Park & Recreation District

Series 2019B, COP, 3.00%, 9/1/2020	340	340

Series 2019A, COP, 5.00%, 9/1/2020	200	200

Series 2019B, COP, 3.00%, 9/1/2021	255	262

Series 2019A, COP, 5.00%, 9/1/2021	240	251

Series 2019B, COP, 3.00%, 9/1/2022	200	205

Series 2019A, COP, 5.00%, 9/1/2022	250	266

Series 2019B, COP, 3.00%, 9/1/2023	200	208

Series 2019A, COP, 5.00%, 9/1/2023	125	137

Kansas City Kansas Community College

Series 2020A, COP, 4.00%, 4/1/2022	600	635

Series 2020A, COP, 4.00%, 4/1/2023	800	871

Series 2020A, COP, 4.00%, 4/1/2024	500	561

Kansas City Kansas Community College District Series 2020A, COP, 4.00%, 4/1/2021	450	460

Overland Park Development Corp. Rev., 4.00%, 3/1/2021	1,400	1,403

Sedgwick County Unified School District No. 267 Renwick

Series 2019A, GO, 3.00%, 11/1/2022	100	106

Series 2019A, GO, 3.00%, 11/1/2023	100	107

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	203

Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	132

Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	429

Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	438

Total Kansas		18,537

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — 0.9%

City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center

Rev., 5.00%, 2/1/2021	385	390

Rev., 5.00%, 2/1/2022	500	524

Rev., 5.00%, 2/1/2023	600	647

Rev., 5.00%, 2/1/2024	575	637

County of Owen, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,493

Franklin County Public Properties Corp., Justice Center Project Series A, Rev., 4.50%, 4/1/2021 (d)	40	41

Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	3,315	3,363

Kentucky Housing Corp., Henry Greene Apartments Project Rev., VRDO, 2.00%, 9/1/2020 (c)	7,200	7,200

Kentucky Public Energy Authority, Gas Supply

Series 2018A, Rev., 4.00%, 4/1/2021	775	790

Series A, Rev., 4.00%, 4/1/2022	1,210	1,275

Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	99

Kentucky State Property and Buildings Commission, Project No. 99 Series A, Rev., 5.00%, 11/1/2021	1,540	1,552

Lexington-Fayette Urban County Government, Various Purpose Series 2014A, GO, 5.00%, 9/1/2020	20	20

Louisville & Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Co. Project Series B, Rev., AMT, 2.55%, 5/3/2021 (c)	2,750	2,783

Louisville & Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project

Series 2003A, Rev., 1.85%, 4/1/2021 (c)	10,000	10,064

Series 2020A, Rev., 0.90%, 9/1/2026	5,000	4,984

Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,076

Paducah Electric Plant Board

Rev., 5.00%, 10/1/2020	2,250	2,258

Rev., 5.00%, 10/1/2021	2,300	2,412

Rev., 5.00%, 10/1/2022	2,000	2,183

Rev., 5.00%, 10/1/2023	2,000	2,266

Total Kentucky		47,057

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — 1.4%

Calcasieu Parish School District No. 23

GO, 5.00%, 9/1/2023	180	205

GO, 5.00%, 9/1/2024	250	294

Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	540

City of Shreveport, Water and Sewer GO, 5.00%, 9/1/2021	145	151

City of Shreveport, Water and Sewer, Junior Lien

Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	345

Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	266

City of Youngsville LA

Rev., 3.00%, 12/1/2020	250	252

Rev., 3.00%, 12/1/2021	255	263

Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	151

Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Project

Series 2015, Rev., 5.00%, 12/1/2025	715	877

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,575

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.74%, 9/10/2020 (b)	40,000	39,661

Louisiana Public Facilities Authority, Tulane University of Louisiana Project

Series 2020A, Rev., 5.00%, 4/1/2025	60	72

Series 2020A, Rev., 5.00%, 4/1/2026	100	124

Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 0.03%, 9/1/2020 (c)	150	150

Parish of St. John the Baptist LA, Marathon Oil Corp. Project

Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	18,089

Subseries 2017B-2, Rev., 2.37%, 7/1/2026 (c)	12,800	12,957

St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	339

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	81

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — continued

Zachary Community School District No. 1

GO, 3.00%, 3/1/2021	200	203

GO, 3.00%, 3/1/2022	685	714

GO, 3.00%, 3/1/2023	715	758

Total Louisiana		77,986

Maine — 0.0% (f)

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	309

Maryland — 1.1%

County of Montgomery, CHE Trinity Health Credit Group Series MD, Rev., VRDO, 0.18%, 12/1/2020 (c)	20,000	20,000

Maryland Health and Higher Educational Facilities Authority Series 2013C, Rev., 5.00%, 5/15/2023 (d)	12,255	13,815

Maryland Stadium Authority, Construction and Revitalization Program Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,254

Maryland Stadium Authority, Sports Facilities, Football Stadium Issue Series 2007, Rev., VRDO, LIQ:

Sumitomo Mitsui Banking Corp., 0.08%, 9/10/2020 (c)	22,630	22,630

State of Maryland Series 2017B, GO, 5.00%, 8/1/2025	2,825	3,474

Total Maryland		61,173

Massachusetts — 2.8%

City of Fall River GO, BAN, 1.50%, 2/5/2021	14,094	14,166

City of Greenfield GO, BAN, 2.00%, 10/1/2020	4,853	4,860

City of Lowell GO, BAN, 2.00%, 9/25/2020	4,389	4,393

Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.72%, 11/1/2020 (b)	30,000	29,856

Commonwealth of Massachusetts, Consolidated Loan of 2011 Series 2011A, GO, 5.00%, 4/1/2021 (d)	20	21

Commonwealth of Massachusetts, Consolidated Loan of 2014

Subseries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,639

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,952

Series 2020A, Rev., 5.00%, 10/1/2023	2,900	3,316

Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,878

Series 2020A, Rev., 5.00%, 10/1/2025	975	1,198

Series 2020A, Rev., 5.00%, 10/1/2026	895	1,127

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Massachusetts Development Finance Agency, Partners Healthcare System

Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.51%, 9/10/2020 (b)	10,000	9,974

Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.59%, 9/10/2020 (b)	1,500	1,495

Massachusetts Development Finance Agency, Suffolk University

Rev., 5.00%, 7/1/2021	500	515

Rev., 5.00%, 7/1/2022	390	417

Rev., 5.00%, 7/1/2024	350	396

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2021	120	126

Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	163

Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	113

Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	134

Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	210

Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	214

Massachusetts Development Finance Agency, Western New England University

Rev., 5.00%, 9/1/2020	300	300

Rev., 5.00%, 9/1/2021	265	275

Massachusetts Port Authority

Series 2019-A, Rev., AMT, 5.00%, 7/1/2021	3,000	3,111

Series 2019-A, Rev., AMT, 5.00%, 7/1/2022	2,500	2,698

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	11,028

Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.10%, 9/10/2020 (c)	22,790	22,790

Metrowest Regional Transit Authority Rev., RAN, 2.00%, 9/18/2020	9,657	9,665

Southeastern Massachusetts Regional 911 District GO, BAN, 2.00%, 11/4/2020	7,000	7,019

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

University of Massachusetts Building Authority Series 2008A, Rev., VRDO, GTD, LIQ:

Barclays Bank plc, 0.08%, 9/10/2020 (c)	9,760	9,760

Total Massachusetts		150,809

Michigan — 1.6%

City of Charlevoix

Rev., 4.00%, 10/1/2020	165	165

Rev., 4.00%, 10/1/2021	215	223

Rev., 4.00%, 10/1/2022	175	188

Rev., 4.00%, 10/1/2023	110	122

City of Garden, Capital Improvement GO, 4.00%, 10/1/2020	795	797

City of Gladstone

GO, AGM, 3.00%, 3/1/2021	250	253

GO, AGM, 3.00%, 3/1/2022	250	260

GO, AGM, 3.00%, 3/1/2023	260	276

GO, AGM, 3.00%, 3/1/2024	265	288

GO, AGM, 3.00%, 3/1/2025	275	305

City of Marquette, Capital Improvement GO, 4.00%, 5/1/2021	150	154

City of Marquette, Limited Tax GO, 3.00%, 5/1/2021	125	127

Detroit Downtown Development Authority, Tax Increment Series 2018A, Rev., AGM, 5.00%, 7/1/2021	500	518

Frankenmuth School District GO, Q-SBLF, 4.00%, 5/1/2023	200	219

Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2021	815	827

Grand Rapids Public Schools

Series 2019, GO, AGM, 5.00%, 11/1/2020	2,075	2,091

Series 2019, GO, AGM, 5.00%, 11/1/2021	2,225	2,345

Grosse Pointe Public School System GO, 4.00%, 5/1/2021	240	246

Hopkins Public Schools

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2021	180	184

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	170

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	399

Jackson Public Schools

GO, Q-SBLF, 4.00%, 5/1/2023	605	665

GO, Q-SBLF, 4.00%, 5/1/2024	690	783

Kalamazoo Public Schools, School Building and Site GO, 4.00%, 5/1/2021	775	795

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Kelloggsville Public Schools, School Building and Site

GO, AGM, 4.00%, 5/1/2021	360	369

GO, AGM, 4.00%, 5/1/2022	380	403

Kent Hospital Finance Authority Series 2008B-3, Rev., VRDO, LIQ:

Wells Fargo Bank NA, 0.10%, 9/10/2020 (c)	34,040	34,040

Leland Public School District

GO, AGM, 4.00%, 5/1/2022	510	541

GO, AGM, 4.00%, 5/1/2023	785	856

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,415

Michigan Finance Authority, CHE Trinity Health Credit Group Series MI-1, Rev., VRDO, 0.18%, 12/1/2020 (c)	13,550	13,550

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	1,000	1,128

Michigan State Housing Development Authority, Single-Family Mortgage Series D, Rev., VRDO, LIQ:

Industrial & Commercial Bank of China, 0.17%, 9/10/2020 (c)	8,360	8,360

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2020	200	201

Rev., 4.00%, 11/15/2021	180	182

Rev., 4.00%, 11/15/2022	180	183

Rev., 4.00%, 11/15/2023	190	194

South Haven Township & Casco Township Water & Sewage Treatment Authority

Rev., 4.00%, 5/1/2021	280	287

Rev., 4.00%, 5/1/2022	285	302

Rev., 4.00%, 5/1/2023	480	525

Rev., 4.00%, 5/1/2024	720	811

Waterford School District

GO, Q-SBLF, 4.00%, 5/1/2021	265	271

GO, Q-SBLF, 4.00%, 5/1/2022	650	689

GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,469

GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,536

Wayne County Airport Authority, Junior Lien Series B, Rev., AMT, 5.00%, 12/1/2020	550	556

Wayne-Westland Community Schools, Building and Site

Series 2019, GO, Q-SBLF, 4.00%, 11/1/2020	875	879

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	83

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Series 2019, GO, Q-SBLF, 4.00%, 5/1/2021	200	205

Series 2019, GO, Q-SBLF, 4.00%, 11/1/2021	785	818

Series 2019, GO, Q-SBLF, 4.00%, 5/1/2022	160	170

Series 2019, GO, Q-SBLF, 5.00%, 11/1/2022	290	319

Total Michigan		85,659

Minnesota — 0.5%

City of Glencoe Series 2018-A, GO, 3.00%, 8/1/2021	80	82

City of Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 9/10/2020 (c)	6,500	6,500

City of Wayzata, Folkestone Senior Living Community

Rev., 3.00%, 8/1/2022	200	199

Rev., 3.00%, 8/1/2023	100	99

Rev., 3.00%, 8/1/2024	100	99

Duluth Housing and Redevelopment Authority, Public Schools Academy Project

Series 2018-A, Rev., 3.38%, 11/1/2021	330	334

Series 2018-A, Rev., 3.63%, 11/1/2022	345	355

Series 2018-A, Rev., 3.88%, 11/1/2023	325	339

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2021	145	148

Series 2019B, COP, 5.00%, 2/1/2022	160	170

Series 2019C, COP, 5.00%, 2/1/2022	135	143

Series 2019B, COP, 5.00%, 2/1/2023	185	203

Housing and Redevelopment Authority of The City of St. Paul Minnesota

Series 2009C, Rev., VRDO, LOC:

Wells Fargo Bank NA, 0.09%, 9/10/2020 (c)	10,280	10,280

Series 2015A, Rev., 5.00%, 11/15/2020 (d)	4,825	4,870

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 3.00%, 12/1/2020	75	75

Rev., 3.00%, 12/1/2021	75	76

Rev., 3.00%, 12/1/2022	100	103

Rev., 3.00%, 12/1/2023	100	103

Minnesota Higher Education Facilities Authority, Trustees of the Hamline University Series 2017B, Rev., 4.00%, 10/1/2020	780	781

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

St. Paul Independent School District No. 625 Series B, COP, 5.00%, 2/1/2021	930	948

State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,843

Total Minnesota		27,750

Mississippi — 0.5%

City of Tupelo

Series 2019, GO, 4.00%, 12/1/2020	360	363

Series 2019, GO, 4.00%, 12/1/2021	125	131

Series 2019, GO, 4.00%, 12/1/2022	245	265

Series 2019, GO, 4.00%, 12/1/2023	315	351

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.03%, 9/1/2020 (c)	5,000	5,000

County of Warren, Gulf Opportunity Zone, International Paper Co. Project

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,750	1,782

Series 2020C, Rev., 1.37%, 6/16/2025 (c)	1,500	1,527

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series 2010 H, Rev., VRDO, 0.03%, 9/1/2020 (c)	11,335	11,335

Mississippi Development Bank, Rankin County Project Rev., 3.00%, 3/1/2022	100	104

Mississippi Development Bank, Special Obligation, Biloxi project

Rev., 3.00%, 3/1/2021	130	132

Rev., 3.00%, 3/1/2022	175	181

Mississippi Hospital Equipment & Facilities Authority Series 2020A-2, Rev., VRDO, 0.65%, 9/1/2021 (c)	4,500	4,500

Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project

Series B, Rev., 5.00%, 1/1/2021	270	274

Series B, Rev., 5.00%, 1/1/2022	320	338

Series B, Rev., 5.00%, 1/1/2023	370	407

Series B, Rev., 5.00%, 1/1/2024	370	421

State of Mississippi Series E, Rev., 5.00%, 10/15/2020	100	100

State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2021 (d)	25	26

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	730

Total Mississippi		27,967

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — 1.5%

Belton School District No. 124 Series 2019, COP, AGM, 4.00%, 1/15/2022 (d)	100	105

Blue Eye R-V School District

COP, 4.00%, 4/1/2021	75	77

City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC:

Sumitomo Mitsui Banking Corp., 0.09%, 9/10/2020 (c)	4,490	4,490

City of St. Peters

COP, 4.00%, 5/1/2021	530	543

COP, 4.00%, 5/1/2022	605	642

COP, 4.00%, 5/1/2023	625	684

COP, 4.00%, 5/1/2024	650	733

COP, 4.00%, 5/1/2025	425	493

County of Greene

Rev., 4.00%, 12/1/2021	205	215

Rev., 4.00%, 12/1/2022	260	281

Rev., 4.00%, 12/1/2023	520	579

Rev., 4.00%, 12/1/2024	540	618

County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,345

County of Stone COP, 3.00%, 12/1/2020	145	146

Greene County Reorganized School District No. R-8

Series 2019B, GO, 3.00%, 3/1/2022	500	521

Series 2019B, GO, 3.00%, 3/1/2023	595	634

Hannibal IDA, Healthcare Facilities Rev., 5.00%, 10/1/2020	300	300

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.07%, 9/10/2020 (c)	39,475	39,475

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019B, Rev., 2.88%, 2/1/2022	3,270	3,255

Missouri State Health & Educational Facilities Authority, Educational Facilities, The Washington University of St. Louis 1996 Series 1996-C, Rev., VRDO, LIQ:

Wells Fargo Bank NA, 0.02%, 9/1/2020 (c)	10,500	10,500

Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50

Nixa Public Schools

Series 2019B, GO, 4.00%, 3/1/2021	100	102

Series 2019B, GO, 4.00%, 3/1/2022	175	185

Series 2019B, GO, 5.00%, 3/1/2023	200	223

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

St. Louis County Special School District

COP, 4.00%, 4/1/2021	355	363

COP, 4.00%, 4/1/2022	395	418

COP, 4.00%, 4/1/2023	410	447

COP, 4.00%, 4/1/2024	605	680

St. Louis Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,351

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 0.34%, 9/10/2020 (c) (e)	8,200	8,200

Village of Country Club COP, AGM, 3.00%, 4/1/2021	165	168

Total Missouri		80,823

Montana — 0.1%

Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 0.54%, 9/10/2020 (b)	3,225	3,185

Nebraska — 0.2%

City of Omaha

Series A, Rev., 2.20%, 1/15/2021	125	126

Series A, Rev., 5.00%, 1/15/2022	125	133

County of Saunders

GO, 1.00%, 11/1/2021	100	101

GO, 2.00%, 11/1/2022	300	311

GO, 3.00%, 11/1/2023	325	351

GO, 3.00%, 11/1/2024	415	459

County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,802

Papio-Missouri River Natural Resource District GO, 4.00%, 12/15/2020	405	409

Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement Series 2017B, Rev., AGM, 3.00%, 12/15/2020	250	252

Total Nebraska		8,944

Nevada — 0.6%

City of Carson, Carson Tahoe Regional Healthcare Project

Rev., 5.00%, 9/1/2020	250	250

Rev., 5.00%, 9/1/2027	610	744

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (e)	795	789

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	85

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nevada — continued

Clark County School District Series C, GO, 5.00%, 6/15/2023	2,000	2,234

Clark County, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	18,500	19,173

County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (c)	4,550	4,608

County of Washoe, Sierra Pacific Power Company Project Series 2016G, Rev., 1.85%, 4/15/2022 (c)	5,000	5,063

Total Nevada		32,861

New Hampshire — 0.3%

New Hampshire Health and Education Facilities Authority, University System

Series 2005B-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 9/1/2020 (c)	10,730	10,730

Series 2011B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (c)	6,410	6,410

Total New Hampshire		17,140

New Jersey — 3.3%

Borough of Carteret GO, BAN, 1.75%, 1/29/2021	7,147	7,189

Borough of East Rutherford GO, AGM, 5.00%, 12/1/2020	290	293

Borough of Haledon GO, BAN, 2.00%, 10/30/2020	3,650	3,660

Borough of Paramus GO, TAN, 2.00%, 4/30/2021	20,000	20,184

Borough of Sussex GO, BAN, 2.00%, 10/23/2020	2,027	2,031

City of Newark

GO, 2.00%, 10/7/2020	49,420	49,496

Series 2020A, GO, 5.00%, 10/1/2021	110	115

Series 2020B, GO, 5.00%, 10/1/2021	250	261

Series 2020A, GO, 5.00%, 10/1/2022	750	814

Series 2020B, GO, 5.00%, 10/1/2022	500	543

Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,132

Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	594

Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,170

Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	760

Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	1,023

Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	716

Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	924

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

East Brunswick Township Board of Education, School Energy Savings

GO, 5.00%, 8/1/2021	55	57

GO, 5.00%, 8/1/2022	110	120

Garden State Preservation Trust

Series A, Rev., 5.00%, 11/1/2020	25	25

Series 2005C, Rev., AGM, 5.25%, 11/1/2020	1,725	1,739

Monmouth County Improvement Authority (The), Governmental Pooled Loan Project

Series 2020B, Rev., GTD, 2.00%, 2/15/2021	9,000	9,071

Series 2020A, Rev., GTD, 2.00%, 7/12/2021	6,900	7,001

New Jersey Economic Development Authority, School Facilities Construction Series XX, Rev., 5.00%, 6/15/2021	5,000	5,158

New Jersey Educational Facilities Authority Series C, Rev., 5.00%, 7/1/2021	150	155

New Jersey Health Care Facilities Financing Authority, Virtua Health Series 2009D, Class D, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/10/2020 (c)	15,900	15,900

New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020 (c)	4,500	4,508

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2021	6,000	6,175

New Jersey Turnpike Authority Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%), 0.45%, 10/1/2020 (b) (d)	4,000	3,997

Passaic County Improvement Authority (The), City Of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	442

Passaic County Utilities Authority, Solid Waste Disposal Series 2018, Rev., GTD, 4.38%, 3/1/2021	255	260

Passaic Valley Sewerage Commissioners, New Jersey Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	2,035

Series J, Rev., AGM, 3.00%, 12/1/2026	6,285	7,079

The Cumberland County Improvement Authority, Vineland Public Safety Building Project Series 2017, Rev., 5.00%, 12/15/2021	340	361

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Township of Haddon Series 2019A, GO, BAN, 2.00%, 10/29/2020	15,758	15,802

Township of Logan GO, BAN, 1.75%, 10/21/2020	2,360	2,365

Township of Lyndhurst GO, BAN, 1.50%, 2/5/2021	4,065	4,086

Township of Waterford Series 2019A, GO, BAN, 2.00%, 12/1/2020	2,718	2,730

Total New Jersey		179,971

New Mexico — 0.2%

City of Rio Rancho NM Water and Wastewater System

Rev., 5.00%, 5/15/2021	720	744

Rev., 5.00%, 5/15/2022	1,250	1,353

City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	582

County of Sandoval

GO, 5.00%, 8/1/2021	535	558

GO, 5.00%, 8/1/2022	560	611

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group La Vida Llena Expansion Project

Series C, Rev., 2.25%, 7/1/2023	1,525	1,482

Series C, Rev., 2.38%, 7/1/2024	1,525	1,471

Regents Of The University of New Mexico, Subordinate Lien System Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.09%, 9/10/2020 (c)	2,765	2,765

University of New Mexico, Gallup Branch Community College District Series 2012, GO, 2.00%, 10/15/2022	1,500	1,502

Total New Mexico		11,068

New York — 26.1%

Battery Park City Authority, Junior

Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/10/2020 (c)	15,000	15,000

Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/10/2020 (c)	10,000	10,000

Bay Shore Union Free School District GO, TAN, 1.25%, 6/25/2021	40,000	40,291

Broome County Local Development Corp., United Health Services Hospitals, Inc. Project

Rev., AGM, 5.00%, 4/1/2024	500	578

Rev., AGM, 5.00%, 4/1/2025	500	597

Rev., AGM, 5.00%, 4/1/2026	500	615

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Cazenovia Central School District GO, BAN, 1.25%, 7/16/2021	13,000	13,087

Chittenango Central School District Series 2020A, GO, BAN, 1.25%, 6/25/2021	13,400	13,484

City of Jamestown, Public Improvement

GO, 5.00%, 6/1/2021	475	491

GO, 5.00%, 6/1/2022	500	540

GO, 5.00%, 6/1/2023	525	590

GO, 5.00%, 6/1/2024	545	637

City of Long Beach Series 2020A, GO, BAN, 1.50%, 9/4/2020	21,645	21,647

City of New York

Subseries F-5, GO, VRDO, LIQ:

Barclays Bank plc, 0.03%, 9/1/2020 (c)	8,425	8,425

Subseries G-4, GO, VRDO, LIQ:

Barclays Bank plc, 0.08%, 9/10/2020 (c)	20,000	20,000

Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.09%, 9/10/2020 (c)	10,520	10,520

Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,607

City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 9/10/2020 (c)	2,300	2,300

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (c)	6,100	6,100

City of New York, Fiscal Year 2015 Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 9/10/2020 (c)	10,900	10,900

City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	17,542

City of Rochester Series I, GO, BAN, 2.50%, 3/4/2021	26,095	26,369

Copenhagen Central School District GO, BAN, 2.00%, 7/9/2021	5,700	5,770

County of Cattaraugus GO, 2.00%, 5/15/2021	100	101

County of Erie GO, RAN, 3.00%, 6/24/2021	5,000	5,106

County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2021	300	311

County of Sullivan GO, TAN, 2.00%, 5/28/2021	9,500	9,607

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2021	450	477

GO, 5.00%, 12/1/2022	475	526

GO, 5.00%, 12/1/2023	495	572

GO, 5.00%, 12/1/2024	525	631

GO, 5.00%, 12/1/2025	550	684

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	87

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Forestville Central School District Series 2020B, GO, BAN, 2.00%, 6/17/2021	3,061	3,098

Franklinville Central School District GO, BAN, 1.25%, 7/23/2021	5,100	5,133

Frewsburg Central School District GO, BAN, 1.25%, 7/13/2021	6,177	6,215

Hampton Bays Union Free School District GO, TAN, 2.00%, 6/24/2021	11,000	11,147

Hempstead Town Local Development Corp., Adelphi University Project

Series 2019, Rev., 4.00%, 2/1/2021	75	76

Series 2019, Rev., 4.00%, 2/1/2022	50	52

Series 2019, Rev., 4.00%, 2/1/2023	100	105

Series 2019, Rev., 4.00%, 2/1/2024	200	214

Hempstead Union Free School District

GO, RAN, 1.50%, 6/30/2021	39,000	39,216

GO, BAN, 1.50%, 7/14/2021	25,900	26,050

Horseheads Central School District GO, BAN, 1.00%, 6/24/2021	61,695	62,005

Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series A, Rev., 3.00%, 11/1/2020	575	576

Kinderhook Central School District GO, BAN, 1.25%, 7/23/2021	14,500	14,601

Little Falls City School District GO, BAN, 1.25%, 2/5/2021	6,500	6,517

Long Island Power Authority, Electric System Series 2020A, Rev., 5.00%, 9/1/2026	680	858

Maine-Endwell Central School District GO, RAN, 1.25%, 7/28/2021	8,000	8,054

Manchester-Shortsville Central School District GO, BAN, 1.25%, 6/29/2021	9,925	9,984

Marcellus Central School District GO, BAN, 2.00%, 7/16/2021	8,000	8,104

Metropolitan Transportation Authority Series 2019A, Rev., BAN, 5.00%, 3/1/2022	20,000	20,952

Middleburgh Central School District GO, BAN, 1.25%, 7/16/2021	10,620	10,688

Morrisville-Eaton Central School District Series 2020B, GO, BAN, 1.50%, 6/25/2021	8,508	8,584

Mount Vernon City School District

GO, 5.00%, 12/1/2020	815	825

GO, 5.00%, 12/1/2021	885	939

GO, 5.00%, 12/1/2022	1,965	2,172

Nassau County Interim Finance Authority, Sales Tax Secured Series B, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.07%, 9/10/2020 (c)	11,015	11,015

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Housing Development Corp., West 26th Street Development Series 2011B, Rev., VRDO, 0.08%, 9/10/2020 (c)	2,570	2,570

New York City Municipal Water Finance Authority, Fiscal Year 2008

Subseries BB-1, Rev., VRDO, LIQ:

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.07%, 9/10/2020 (c)	11,390	11,390

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2003

Subseries F-1-A, Rev., VRDO, LIQ:

Barclays Bank plc, 0.08%, 9/10/2020 (c)	3,450	3,450

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ:

State Street Bank & Trust, 0.03%, 9/1/2020 (c)	14,600	14,600

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (c)	11,200	11,200

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, LIQ:

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 9/10/2020 (c)	12,560	12,560

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 9/1/2020 (c)	23,600	23,600

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015

Subseries BB-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (c)	18,865	18,865

Series BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/10/2020 (c)	5,680	5,680

New York City Transitional Finance Authority Future Tax Secured Series 1999A-1, Rev., VRDO, LIQ: TD Bank NA, 0.08%, 9/10/2020 (c)	26,200	26,200

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Subseries 2011A-4, Rev., VRDO, LIQ:

Barclays Bank plc, 0.03%, 9/1/2020 (c)	13,300	13,300

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries B-3, Rev., VRDO, LIQ:

Barclays Bank plc, 0.03%, 9/1/2020 (c)	8,985	8,985

New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, LIQ: Bank of New York Mellon, 0.09%, 9/10/2020 (c)	2,495	2,495

New York City Water and Sewer System Series 2010CC, Rev., VRDO, LIQ:

Barclays Bank plc, 0.08%, 9/10/2020 (c)	55,090	55,090

New York State Dormitory Authority Series 2019A, Rev., 5.00%, 10/1/2022	7,490	8,191

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/10/2020 (c)	9,470	9,470

New York State Dormitory Authority, Court Facilities Lease Series 2005B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.10%, 9/10/2020 (c)	22,000	22,000

New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,035

New York State Dormitory Authority, Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	482

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2014A, Rev., 5.00%, 2/15/2021	200	204

Series 2020B, Rev., RAN, 5.00%, 3/31/2021	83,695	86,052

New York State Dormitory Authority, University of Rochester Series 2006A-1, Rev., VRDO, LOC:

Barclays Bank plc, 0.08%, 9/10/2020 (c)	7,745	7,745

New York State Housing Finance Agency Series 2009A, Rev., VRDO, LOC:

FNMA, 0.08%, 9/10/2020 (c)	55,255	55,255

New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC:

Landesbank Hessen-Thueringen, 0.09%, 9/10/2020 (c)	50,000	50,000

New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/10/2020 (c)	40,445	40,445

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Thruway Authority Series L, Rev., 5.00%, 1/1/2021	50	51

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	15,108

Niagara Falls City School District Series 2020B, GO, BAN, 1.25%, 7/9/2021	29,000	29,193

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2021	1,540	1,578

Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	902

Niagara-Wheatfield Central School District GO, BAN, 2.00%, 6/29/2021	10,000	10,135

North Collins Central School District GO, BAN, 2.00%, 6/25/2021	7,880	7,963

Palmyra Macedon Central School District GO, BAN, 1.25%, 7/20/2021	12,500	12,585

Penn Yan Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	13,183	13,268

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	11,330

Putnam Valley Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	14,185	14,291

Rhinebeck Central School District GO, BAN, 1.25%, 6/25/2021	12,152	12,213

Rome City School District GO, RAN, 2.00%, 2/3/2021	8,000	8,040

Rondout Valley Central School District Accord GO, BAN, 2.00%, 6/30/2021	12,000	12,156

Scotia-Glenville Central School District GO, BAN, 1.25%, 6/30/2021	14,000	14,093

Silver Creek Central School District GO, BAN, 1.25%, 6/30/2021	14,825	14,919

South Jefferson Central School District GO, BAN, 2.00%, 6/30/2021	8,530	8,639

Town of Oyster Bay

Series 2020A, GO, BAN, 2.00%, 3/12/2021	80,695	81,400

Series B, GO, 2.00%, 3/12/2021	49,190	49,614

GO, 2.00%, 11/1/2021	415	422

GO, 4.00%, 11/1/2022	410	440

GO, 4.00%, 11/1/2023	1,000	1,110

GO, 4.00%, 11/1/2024	950	1,084

GO, 4.00%, 11/1/2025	495	578

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	89

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series D, Rev., (SOFR + 0.50%), 0.55%, 9/1/2020 (b)	10,000	9,998

Rev., VRDO, LOC: Barclays Bank plc, 0.08%, 9/10/2020 (c)	21,445	21,445

Unadilla Valley Central School District GO, BAN, 2.00%, 7/9/2021	8,700	8,814

Watertown Enlarged City School District GO, BAN, 1.50%, 6/29/2021	10,598	10,694

Webster Central School District GO, BAN, 1.00%, 6/30/2021	23,539	23,650

Wheatland Chili Central School District GO, BAN, 1.25%, 6/23/2021	9,080	9,113

Williamson Central School District GO, BAN, 1.25%, 7/16/2021	10,097	10,160

Wyandanch Union Free School District GO, TAN, 1.25%, 6/25/2021	15,000	15,084

Yorkshire-Pioneer Central School District GO, BAN, 1.25%, 6/29/2021	9,303	9,357

Total New York		1,432,576

North Carolina — 3.1%

Buncombe County Metropolitan Sewerage District Series A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.06%, 9/10/2020 (c)	21,420	21,420

City of Charlotte Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/10/2020 (c)	8,300	8,300

City of Charlotte, 2003 Governmental Facilities Projects Series 2013G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/10/2020 (c)	51,905	51,905

City of Raleigh, Downtown Improvement Projects Series 2004A, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/10/2020 (c)	47,010	47,010

Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project

Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	860

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	860

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,780	1,812

County of Buncombe, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2021	20	21

North Carolina Medical Care Commission, Moses Cone Health System Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.09%, 9/10/2020 (c)	26,170	26,170

Tender Option Bond Trust Receipts/Certificates Series 2016-XX1003, Rev., VRDO, LIQ: Barclays Bank plc, 0.14%, 9/10/2020 (c) (e)	9,185	9,185

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.50%, 10/1/2020 (b)	3,750	3,750

Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 4.00%, 10/1/2020	120	120

Total North Carolina		171,413

North Dakota — 0.1%

County of Burleigh Series 2014A, Rev., 5.00%, 7/1/2021 (d)	3,895	4,037

Ohio — 4.0%

Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	132

American Municipal Power, Inc. Series 2019A, Rev., 2.30%, 2/15/2022 (c)	10,000	10,136

Avon Local School District GO, BAN, 2.00%, 9/30/2020	3,015	3,019

City of Brecksville, Various Purpose Improvement, Limited Tax GO, BAN, 2.00%, 2/25/2021	4,875	4,915

City of Centerville, Graceworks Lutheran Services

Rev., 5.00%, 11/1/2020	275	276

Rev., 5.00%, 11/1/2021	285	290

City of Cleveland, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	291

City of Elyria

Series 2019-2, GO, 4.00%, 12/1/2021	1,010	1,057

Series 2019-2, GO, 4.00%, 12/1/2022	935	1,011

City of Napoleon GO, BAN, 2.00%, 2/25/2021	5,852	5,899

City of Rocky River GO, BAN, 2.00%, 9/24/2020	3,375	3,379

City of Toledo GO, AGM, 4.00%, 12/1/2020	100	101

City of Toledo, Capital Improvement

GO, AGM, 5.00%, 12/1/2020	615	622

GO, AGM, 5.00%, 12/1/2021	1,275	1,349

GO, AGM, 5.00%, 12/1/2022	1,305	1,440

City of Twinsburg, Gleneagles Clubhouse Improvements, Limited Tax GO, BAN, 2.00%, 2/25/2021	2,300	2,309

City of Whitehall Rev., 2.25%, 12/9/2020	3,810	3,829

County of Allen, Hospital Facilities, Catholic Health Partners Series 2012B, Rev., VRDO, 0.13%, 9/10/2020 (c)	37,565	37,565

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,137

County of Franklin, Nationwide Children’s Hospital Project Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 0.08%, 9/10/2020 (c)	38,030	38,030

County of Lorain

Series B, GO, BAN, 1.30%, 2/6/2021	500	500

Series A, GO, BAN, 3.00%, 2/6/2021	5,010	5,060

County of Mahoning, Various Purpose Notes GO, 3.00%, 9/16/2020	3,100	3,104

County of Mahoning, Various Purpose Sales Tax Supported Improvement Notes Rev., 3.00%, 9/16/2020	750	751

County of Ross, Adena Health System

Rev., 5.00%, 12/1/2020	1,000	1,010

Rev., 5.00%, 12/1/2021	335	353

Rev., 5.00%, 12/1/2022	355	388

Rev., 5.00%, 12/1/2023	490	556

County of Union GO, BAN, 2.00%, 9/9/2020	1,500	1,501

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2021	50	51

Euclid City School District

COP, 4.00%, 12/1/2023	70	77

COP, 4.00%, 12/1/2024	70	80

Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.52%, 9/10/2020 (b)	5,000	4,991

Goshen Local School District, School Facilities Project COP, 1.50%, 12/15/2020	280	281

Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/10/2020 (c)	73,645	73,645

Rev., 5.25%, 12/1/2020	35	35

State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 0.45%, 9/1/2020 (c)	8,250	8,250

Village of Obetz

Rev., 5.00%, 12/1/2020	185	188

Rev., 5.00%, 12/1/2021	125	132

Zanesville City School District GO, 4.00%, 12/1/2021	595	622

Total Ohio		219,362

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — 0.4%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 1.15%, 12/1/2020	270	272

Rev., 4.00%, 12/1/2021	140	146

Rev., 4.00%, 12/1/2022	190	205

Rev., 4.00%, 12/1/2023	155	172

Rev., 4.00%, 12/1/2024	165	188

Canadian County Educational Facilities Authority, Yukon Public Schools Project Series 2019, Rev., 5.00%, 12/1/2020	3,400	3,430

City of Moore GO, 1.25%, 4/1/2022	1,550	1,573

Cleveland County Educational Facilities Authority, Lexington Public Schools Project

Series 2019, Rev., 4.00%, 9/1/2020	110	110

Series 2019, Rev., 4.00%, 9/1/2021	150	155

Series 2019, Rev., 4.00%, 9/1/2022	125	133

Series 2019, Rev., 4.00%, 9/1/2023	270	296

Cushing Educational Facilities Authority, Public Schools Project Rev., 5.00%, 9/1/2020	50	50

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2021	410	428

Rev., 4.00%, 12/1/2023	450	499

Elk City Industrial Authority Rev., 2.00%, 5/1/2023	140	145

Ellis County Educational Facilities Authority

Rev., 3.00%, 3/1/2022	725	753

Rev., 3.00%, 3/1/2023	730	773

Garvin County Educational Facilities Authority

Rev., 4.00%, 9/1/2021	125	129

Rev., 4.00%, 9/1/2022	135	144

Rev., 4.00%, 9/1/2023	110	121

Rev., 4.00%, 9/1/2024	160	181

Grady County School Finance Authority, Tuttle Public Schools Project

Rev., 4.00%, 9/1/2021	250	259

Rev., 4.00%, 9/1/2022	200	214

Rev., 4.00%, 9/1/2023	300	330

Rev., 4.00%, 9/1/2024	245	276

Kingfisher County Educational Facilities Authority, Lomega Public Schools Project

Rev., 3.00%, 3/1/2022	165	171

Rev., 3.00%, 3/1/2023	385	407

Rev., 3.00%, 3/1/2024	270	292

Muskogee Industrial Trust Rev., 5.00%, 9/1/2023	900	1,013

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	91

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Oklahoma Development Finance Authority Rev., AMT, 1.63%, 7/6/2023	4,885	4,872

Oklahoma Housing Finance Agency, Sooner Haven Apartments Rev., 2.37%, 10/1/2020 (c)	2,375	2,379

Oklahoma Turnpike Authority, Turnpike System, Second Senior Series B, Rev., 5.00%, 1/1/2021 (d)	20	20

Tulsa County Industrial Authority, Sand Springs Public Schools Project

Rev., 2.00%, 9/1/2020	70	70

Rev., 5.00%, 9/1/2021	325	340

Rev., 2.00%, 9/1/2022	125	128

Rev., 4.00%, 9/1/2023	175	191

Rev., 4.00%, 9/1/2024	435	488

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2021	225	233

Rev., 4.00%, 9/1/2023	525	573

Total Oklahoma		22,159

Oregon — 0.8%

City of Portland GO, TAN, 3.00%, 1/6/2021	31,290	31,595

County of Washington Series 2016, GO, 5.00%, 6/1/2021	1,875	1,943

Salem-Keizer School District No. 24J

GO, 4.00%, 6/15/2021	175	180

GO, 5.00%, 6/15/2021	500	519

State of Oregon Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.09%, 9/10/2020 (c)	3,500	3,500

State of Oregon Housing & Community Services Department Rev., 1.45%, 6/1/2022 (c)	3,350	3,422

Total Oregon		41,159

Pennsylvania — 6.9%

Allentown City School District, Limited Tax GO, TRAN, 2.38%, 3/31/2021	3,150	3,150

Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (e)	200	211

Ambridge Borough Water Authority

Rev., 3.00%, 11/15/2020	195	197

Rev., 4.00%, 11/15/2021	160	167

Rev., 4.00%, 11/15/2022	175	188

Rev., 4.00%, 11/15/2023	175	194

Apollo-Ridge School District

Series 2019A, GO, 2.00%, 9/1/2022	375	388

Series 2019A, GO, 4.00%, 9/1/2023	385	424

Series 2019A, GO, 4.00%, 9/1/2024	450	510

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Armstrong School District

Series A, GO, 3.00%, 3/15/2021	230	233

Series B, GO, 3.00%, 3/15/2021	105	106

Series A, GO, 3.00%, 3/15/2022	235	244

Series B, GO, 3.00%, 3/15/2022	300	312

Series A, GO, 3.00%, 3/15/2023	240	255

Series B, GO, 3.00%, 3/15/2023	400	425

Berks County Municipal Authority (The), Tower Health Project

Series 2020A, Rev., 5.00%, 2/1/2021	400	405

Series 2020A, Rev., 5.00%, 2/1/2022	500	519

Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,377

Series 2020A, Rev., 5.00%, 2/1/2024	425	459

Series 2020A, Rev., 5.00%, 2/1/2025	600	661

Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,134

Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	13,843

Big Beaver Falls Area School District

GO, 4.00%, 3/15/2022	1,155	1,217

GO, 5.00%, 3/15/2023	1,200	1,329

Burgettstown Area School District

Series A, GO, 3.00%, 3/15/2022	100	103

Series A, GO, 4.00%, 3/15/2023	200	216

Butler Area School District GO, AGM, 4.00%, 10/1/2020	865	868

Carmichaels Area School District

GO, 4.00%, 9/1/2022	190	203

GO, 4.00%, 9/1/2023	150	164

Charleroi Borough Authority, Water System

Rev., AGM, 3.00%, 12/1/2020	305	307

Rev., AGM, 4.00%, 12/1/2021	225	235

Rev., AGM, 4.00%, 12/1/2022	165	178

Rev., AGM, 4.00%, 12/1/2023	225	250

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 3.00%, 9/1/2023	230	246

Series 2020A, Rev., 3.00%, 9/1/2024	215	234

Series 2020A, Rev., 5.00%, 9/1/2025	250	301

City of Altoona, Guaranteed Sewer

GO, AGM, 5.00%, 12/1/2020	315	318

GO, AGM, 5.00%, 12/1/2021	265	280

GO, AGM, 5.00%, 12/1/2022	200	220

GO, AGM, 5.00%, 12/1/2023	300	342

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

City of Lebanon Authority

Rev., 4.00%, 12/15/2020	405	409

Rev., 4.00%, 12/15/2021	240	251

Rev., 4.00%, 12/15/2022	275	298

Rev., 4.00%, 12/15/2023	360	402

City of Philadelphia Series 2009B, GO, VRDO, LOC: Barclays Bank plc, 0.07%, 9/10/2020 (c)	15,940	15,940

Series 2012A, GO, 5.00%, 9/15/2021	45	47

Series 2019A, GO, 5.00%, 8/1/2022	4,755	5,150

City of Philadelphia, Water and Wastewater Rev., 5.00%, 11/1/2022 (d)	1,465	1,614

City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	377

Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2021	535	552

Conewago Valley School District Series 2013A, GO, 2.00%, 9/1/2022	570	571

Connellsville Area School District

Series A, GO, AGM, 2.00%, 5/15/2021	70	71

Series A, GO, AGM, 2.00%, 5/15/2022	70	72

Series A, GO, AGM, 2.00%, 5/15/2023	70	73

Cornell School District

GO, AGM, 2.00%, 9/1/2020	200	200

GO, AGM, 2.00%, 9/1/2021	200	203

GO, AGM, 4.00%, 9/1/2022	200	214

County of Armstrong

GO, AGM, 3.00%, 6/1/2021	370	377

Series A, GO, 4.00%, 6/1/2021	230	236

GO, AGM, 4.00%, 6/1/2022	380	405

Series A, GO, 4.00%, 6/1/2022	430	458

GO, AGM, 4.00%, 6/1/2023	225	246

Series A, GO, 5.00%, 6/1/2023	225	253

GO, AGM, 4.00%, 6/1/2024	230	259

GO, AGM, 4.00%, 6/1/2025	240	277

County of Lackawanna

Series 2020A, GO, 1.00%, 9/15/2020	300	300

Series 2020A, GO, 3.00%, 3/15/2021	200	203

Series 2020A, GO, 4.00%, 3/15/2022	200	211

Series 2020B, GO, 4.00%, 9/1/2022	135	145

Series 2020A, GO, 4.00%, 3/15/2023	200	218

Series 2020B, GO, 4.00%, 9/1/2023	305	337

Series 2020A, GO, 4.00%, 3/15/2024	300	336

Series 2020B, GO, 4.00%, 9/1/2024	680	772

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Series 2020A, GO, 4.00%, 3/15/2025	300	345

Series 2020B, GO, 4.00%, 9/1/2025	685	796

Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,708

County of Somerset

GO, 2.00%, 10/1/2020	225	225

GO, 2.00%, 10/1/2021	285	289

GO, 2.00%, 10/1/2022	340	351

GO, 2.00%, 10/1/2023	335	349

GO, 2.00%, 10/1/2024	300	316

County of York Series 2020A, GO, 5.00%, 6/1/2026	1,305	1,631

Dallas School District

Series 2019, GO, AGM, 4.00%, 10/15/2020	290	291

Series 2019, GO, AGM, 4.00%, 10/15/2021	275	285

Series 2019, GO, AGM, 4.00%, 10/15/2022	300	319

Series 2019, GO, AGM, 5.00%, 10/15/2023	175	197

Series 2019, GO, AGM, 5.00%, 10/15/2024	325	377

Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 0.09%, 9/10/2020 (c)	4,990	4,990

Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 4.00%, 12/1/2020	520	521

General Authority of Southcentral, Wellspan Health Obligation Series C, Rev., VRDO, LIQ: Bank of America NA, 0.14%, 9/10/2020 (c)	16,000	16,000

Iroquois School District

GO, 3.00%, 10/1/2020	185	185

GO, 4.00%, 10/1/2021	300	312

GO, 4.00%, 10/1/2022	390	419

GO, 4.00%, 10/1/2023	200	221

Juniata County School District GO, AGM, 5.00%, 11/15/2021	185	196

Lackawanna County Industrial Development Authority, University of Scranton

Rev., 4.00%, 11/1/2020	100	101

Rev., 5.00%, 11/1/2021	1,000	1,049

Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project Series 2019B, Rev., 2.88%, 12/15/2023	1,000	984

Lycoming County Water & Sewer Authority

Rev., AGM, 2.00%, 11/15/2020	225	226

Rev., AGM, 4.00%, 11/15/2021	245	255

Rev., AGM, 4.00%, 11/15/2022	200	215

Rev., AGM, 4.00%, 11/15/2023	150	166

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	93

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Mars Area School District

Series 2019B, GO, AGM, 5.00%, 9/1/2020	145	145

Series 2019B, GO, AGM, 5.00%, 9/1/2021	120	126

Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	129

Middletown Township Sewer Authority

Rev., 3.00%, 10/1/2020	270	271

Rev., 4.00%, 10/1/2021	330	343

Rev., 4.00%, 10/1/2022	265	284

Rev., 4.00%, 10/1/2023	210	232

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2022	300	311

Rev., 5.00%, 4/1/2023	300	317

Rev., 5.00%, 4/1/2024	300	323

Rev., 5.00%, 4/1/2025	250	273

Rev., 5.00%, 4/1/2026	165	183

Montgomery County Industrial Development Authority, Meadowood Senior Living Project

Series A, Rev., 3.00%, 12/1/2020	250	250

Series A, Rev., 3.00%, 12/1/2021	250	252

Montour School District GO, 3.00%, 10/1/2023	200	215

Muncy School District GO, 4.00%, 5/15/2023	345	377

Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,335

Municipality of Penn Hills

Series A, GO, 3.00%, 12/1/2020	275	277

Series A, GO, 3.00%, 12/1/2021	340	352

Series A, GO, 3.00%, 12/1/2022	345	363

Series A, GO, 3.00%, 12/1/2023	305	329

Neshannock Township School District

Series 2019AA, GO, 4.00%, 9/1/2021	100	104

Series 2019AA, GO, 4.00%, 9/1/2022	150	161

Series 2019AA, GO, 4.00%, 9/1/2023	200	220

Northeast Bradford School District

GO, AGM, 2.00%, 6/1/2021	150	152

GO, AGM, 2.00%, 6/1/2022	320	329

GO, AGM, 3.00%, 6/1/2023	330	351

Northwestern Lehigh School District

Series 2019, GO, 5.00%, 2/15/2021	155	158

Series 2019, GO, 5.00%, 2/15/2023	680	756

Penn Hills School District

GO, 3.00%, 10/1/2022	1,725	1,814

GO, 4.00%, 10/1/2023	1,790	1,978

GO, 4.00%, 10/1/2024	1,855	2,106

GO, 5.00%, 10/1/2025	4,615	5,585

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Pennsylvania Higher Educational Facilities Authority

Series AX, Rev., AGM, 5.00%, 6/15/2021	5,935	6,153

Series AX, Rev., AGM, 5.00%, 6/15/2022	1,375	1,488

Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges Rev., 2.72%, 5/1/2021 (c) (d)	2,500	2,541

Pennsylvania Turnpike Commission

Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/10/2020 (c)	20,000	20,000

Series 2nd, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/10/2020 (c)	22,940	22,940

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.69%, 9/10/2020 (b)	18,000	17,922

Series A, Rev., 5.00%, 12/1/2022	1,000	1,099

Series A, Rev., 5.00%, 12/1/2023	1,000	1,142

Pennsylvania Turnpike Commission, Convertible Capital Appreciation Series B2, Rev., 5.35%, 12/1/2020 (d)	30	30

Pennsylvania Turnpike Commission, Senior Lien Series A, Rev., 5.00%, 12/1/2020	110	111

Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/10/2020 (c)	8,395	8,395

Philadelphia Gas Works Co. Series A-2, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/10/2020 (c)	20,300	20,300

Pittsburgh School District

Series 2019, GO, 5.00%, 9/1/2022	1,690	1,853

Series 2019, GO, 5.00%, 9/1/2023	1,810	2,060

Pittsburgh Water & Sewer Authority Series A, Rev., 5.00%, 9/1/2022	250	273

Punxsutawney Area School District

Series 2020A, GO, AGM, 4.00%, 10/15/2020	215	216

Series 2020A, GO, AGM, 4.00%, 10/15/2021	315	327

Series 2020A, GO, AGM, 5.00%, 10/15/2022	290	319

Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	286

Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	178

School District of Philadelphia (The)

Series 2019A, GO, 5.00%, 9/1/2020	600	600

Rev., TRAN, 4.00%, 6/30/2021	71,120	73,282

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Series 2019A, GO, 5.00%, 9/1/2021	800	834

Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,141

Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,186

School District of the City of Erie (The)

Series 2019B, GO, AGM, 5.00%, 4/1/2021	400	410

Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	348

Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	350

Selinsgrove Area School District

Series A, GO, 2.00%, 9/1/2020	100	100

Series A, GO, 2.00%, 3/1/2021	5	5

Series B, GO, 3.00%, 3/1/2021	110	111

Series A, GO, 2.00%, 9/1/2021	125	127

Series A, GO, 2.00%, 3/1/2022	5	5

Series B, GO, 3.00%, 3/1/2022	130	135

Series A, GO, 2.00%, 9/1/2022	400	414

Series A, GO, 2.00%, 3/1/2023	5	5

Series B, GO, 3.00%, 3/1/2023	95	101

Series A, GO, 2.00%, 9/1/2023	585	614

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2021	500	517

Rev., 5.00%, 6/1/2022	500	540

Rev., 5.00%, 6/1/2023	750	842

Rev., 5.00%, 6/1/2024	755	879

Rev., 5.00%, 6/1/2025	1,250	1,504

Rev., 5.00%, 6/1/2026	750	927

Spring-Benner-Walker Joint Authority Rev., 4.00%, 9/1/2024	440	496

State Public School Building Authority, Community College of Philadelphia Project

Series 2019A, Rev., AGM, 5.00%, 6/15/2021	295	305

Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	334

Steel Valley School District

Series 2019B, GO, 3.00%, 11/1/2021	230	236

Series 2019B, GO, 4.00%, 11/1/2022	240	257

Series 2019B, GO, 4.00%, 11/1/2023	250	275

Steelton-Highspire School District

GO, 4.00%, 11/15/2022	60	64

GO, 4.00%, 11/15/2023	85	94

Township of Butler PA/Luzerne County

GO, 1.10%, 10/1/2020	1,100	1,101

GO, 4.00%, 10/1/2021	475	493

GO, 5.00%, 10/1/2022	250	273

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

GO, 5.00%, 10/1/2023	260	296

GO, 5.00%, 10/1/2024	275	324

Township of East Pennsboro, Cumberland County

Series 2019, GO, 3.00%, 9/1/2020	150	150

Series 2019, GO, 3.00%, 9/1/2021	190	196

Series 2019, GO, 3.00%, 9/1/2022	175	184

Township of Rostraver

GO, AGM, 3.00%, 9/1/2020	140	140

GO, AGM, 4.00%, 9/1/2021	100	104

University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.24%), 0.33%, 9/10/2020 (b)	11,510	11,496

University of Pittsburgh-of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 0.45%, 9/10/2020 (b)	47,000	46,885

Upper Allegheny Joint Sanitary Authority

Series 2019A, Rev., AGM, 3.00%, 9/1/2020	125	125

Series 2019A, Rev., AGM, 3.00%, 9/1/2021	285	293

Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	214

Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	237

Waynesboro Area School District, Franklin County

Series 2019, GO, 5.00%, 10/1/2020	485	487

Series 2019, GO, 5.00%, 10/1/2021	580	608

Series 2019, GO, 5.00%, 10/1/2022	305	334

Series 2019, GO, 5.00%, 10/1/2023	320	365

Wilkes-Barre Area School District Series 2019, GO, 5.00%, 4/15/2023	115	128

Wyalusing Area School District, Bradford and Wyoming Counties

Series 2019, GO, AGM, 4.00%, 4/1/2021	375	383

Series 2019, GO, AGM, 4.00%, 4/1/2022	315	332

Series 2019, GO, AGM, 4.00%, 4/1/2023	400	436

Total Pennsylvania		382,865

Rhode Island — 0.3%

City of Pawtucket

Series 2019D, GO, AGM, 3.00%, 7/15/2021	125	128

Series 2019C, GO, AGM, 4.00%, 7/15/2021	185	191

Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	221

Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	225

Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	75

Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	418

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	95

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Rhode Island — continued

Providence Public Building Authority, Capital Improvement Series A, Rev., 5.00%, 9/15/2020	200	200

Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University Series 2005A, Rev., VRDO, LIQ: HSBC Bank USA NA, 0.08%, 9/10/2020 (c)	3,560	3,560

Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16

Rhode Island Industrial Facilities Corp., Marine Terminal, Exxonmobil Project Rev., VRDO, 0.03%, 9/1/2020 (c)	12,105	12,105

Rhode Island Turnpike & Bridge Authority

Series 2019A, Rev., 5.00%, 10/1/2021	300	313

Series 2019A, Rev., 5.00%, 10/1/2023	125	140

Total Rhode Island		17,592

South Carolina — 0.3%

Chester Sewer District

Rev., 3.00%, 6/1/2021	110	112

Rev., 4.00%, 6/1/2023	75	82

Educational Facilities Authority, Wofford College Series B, Rev., 2.37%, 4/1/2022 (c)	500	514

Laurens County Water & Sewer Commission Rev., BAN, 1.38%, 2/1/2022	7,000	7,052

South Carolina Jobs-Economic Development Authority Series 2020A, Rev., 4.00%, 11/15/2023	130	131

South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2021	500	507

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (e)	600	608

South Carolina Transportation Infrastructure Bank Series 2003B, Rev., (ICE LIBOR USD 1 Month + 0.45%), 0.55%, 10/1/2020 (b)	9,950	9,880

Total South Carolina		18,886

South Dakota — 0.0% (f)

South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2017, Rev., 5.00%, 4/1/2022	375	400

Tennessee — 1.0%

Highlands Residential Services, Walnut Village Project Series 2019, Rev., GNMA COLL, 1.80%, 4/1/2021 (c)	1,000	1,008

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Knox County Health Educational & Housing Facility Board, Meadowbrook Apartments Project Rev., 1.50%, 7/1/2021 (c)	650	656

Knox County Health Educational and Housing Facility Board, Clear Springs Apartments Project Series 2019, Rev., 1.80%, 5/1/2021 (c)	800	807

Lewisburg Industrial Development Board, Lewisburg Summit Apartments Rev., 1.55%, 3/1/2022 (c)	1,900	1,940

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I/East Project Rev., 2.00%, 1/1/2021 (c)	10,000	10,051

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers II Project Rev., 2.00%, 1/1/2021 (c)	5,000	5,026

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Oakwood Flats Apartments Project Rev., 2.10%, 10/1/2020 (c)	6,500	6,509

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2019, Rev., 3.00%, 10/1/2024	425	428

Rutherford County Health and Educational Facilities Board Rev., 2.50%, 11/1/2020 (c)	3,500	3,512

Shelby County Health Educational & Housing Facilities Board Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	9,907

Tennergy Corp. Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	10,000	11,701

Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2021	730	747

Total Tennessee		52,292

Texas — 7.5%

Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.

Rev., PSF-GTD, 3.00%, 8/15/2022	635	666

Rev., PSF-GTD, 3.00%, 8/15/2023	655	702

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2024	200	236

Series 2018C, Rev., 5.00%, 8/1/2025	200	243

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Austin Community College District, Combined Fee

Rev., 5.00%, 2/1/2021	160	163

Rev., 5.00%, 2/1/2022	165	176

Rev., 5.00%, 2/1/2023	170	190

Austin Independent School District Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2021 (d)	30	31

Avery Ranch Road District No. 1

Series 2019, GO, 3.00%, 8/15/2022	615	647

Series 2019, GO, 3.00%, 8/15/2023	810	871

Big Oaks Municipal Utility District, Waterworks & Sewer System

GO, AGM, 3.00%, 3/1/2021	335	339

GO, AGM, 3.00%, 3/1/2022	345	359

GO, AGM, 3.00%, 3/1/2023	905	959

Bridgestone Municipal Utility District

Series A, GO, AGM, 2.00%, 5/1/2021	1,480	1,497

Series A, GO, AGM, 2.00%, 5/1/2022	110	113

Series A, GO, AGM, 3.00%, 5/1/2023	85	90

Brushy Creek Municipal Utility District

GO, 3.00%, 6/1/2021	200	204

GO, 3.00%, 6/1/2022	235	246

GO, 3.00%, 6/1/2023	250	265

Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	2,455	2,519

City of Austin, Airport System Series 2019, Rev., AMT, 5.00%, 11/15/2022	4,250	4,657

City of El Paso Series 2020A, GO, 5.00%, 8/15/2021	600	627

GO, 5.00%, 8/15/2022	400	437

GO, 5.00%, 8/15/2023	515	587

GO, 5.00%, 8/15/2024	700	829

Series 2020A, GO, 5.00%, 8/15/2024	275	326

City of Galveston

GO, 3.00%, 5/1/2021	130	132

GO, 4.00%, 5/1/2022	590	628

City of Grand Prairie GO, 5.00%, 2/15/2021	20	20

City of Houston Series 2012A, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/10/2020 (c)	12,500	12,500

City of Houston, Combined Utility System, First Lien Series B-2, Rev., VRDO, LOC:

Citibank NA, 0.09%, 9/10/2020 (c)	22,500	22,500

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

City of Irving, Hotel Occupancy

Rev., 5.00%, 8/15/2021	25	25

Rev., 5.00%, 8/15/2022	50	52

Rev., 5.00%, 8/15/2023	50	52

City of Kenedy, Certificates of Obligation

GO, 4.00%, 5/1/2021	130	133

GO, 4.00%, 5/1/2022	120	127

GO, 4.00%, 5/1/2023	125	137

City of Laredo GO, 5.00%, 2/15/2021	725	741

City of Laredo, Waterworks & Sewer System Rev., 5.00%, 3/1/2021	125	128

City of Port Arthur

GO, AGM, 3.00%, 2/15/2021	350	354

Series 2020A, GO, AGM, 3.00%, 2/15/2021	970	982

GO, AGM, 3.00%, 2/15/2022	765	796

Series 2020A, GO, AGM, 4.00%, 2/15/2022	350	369

Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	396

GO, AGM, 5.00%, 2/15/2023	910	1,011

Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	438

Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	476

City of Sulphur Springs

Series 2019, GO, AGM, 3.00%, 9/1/2020	100	100

Series 2019, GO, AGM, 3.00%, 9/1/2021	100	103

Series 2019, GO, AGM, 3.00%, 9/1/2022	520	548

City of Universal City

GO, 4.00%, 8/15/2021	140	145

GO, 4.00%, 8/15/2022	145	156

GO, 2.00%, 8/15/2023	230	240

Clear Brook City Municipal Utility District Series 2019, GO, AGM, 2.10%, 2/1/2023	450	465

Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2021	30	31

County of Bexar, Tax Exempt Revenue Project

Rev., 5.00%, 8/15/2022	275	295

Rev., 5.00%, 8/15/2023	275	305

County of Kaufman

Series 2020A, GO, 5.00%, 2/15/2022	250	267

GO, 5.00%, 2/15/2023	155	173

Series 2020A, GO, 5.00%, 2/15/2023	110	123

GO, 5.00%, 2/15/2024	210	243

Series 2020A, GO, 5.00%, 2/15/2024	125	145

GO, 5.00%, 2/15/2025	255	306

Series 2020A, GO, 5.00%, 2/15/2025	130	156

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	97

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

County of La Salle GO, AGM, 5.00%, 3/1/2021	345	353

County of La Salle, Unlimited Tax GO, AGM, 5.00%, 3/1/2021	2,135	2,186

Cuero Independent School District, School Building Series 2014, GO, PSF-GTD, 5.00%, 8/15/2021	100	105

Cypress Hill Municipal Utility District No. 1

GO, 2.00%, 9/1/2020	30	30

GO, 2.00%, 9/1/2021	290	295

GO, 2.00%, 9/1/2022	190	196

GO, 3.00%, 9/1/2023	270	289

Duncanville Independent School District, Unlimited Tax

GO, PSF-GTD, 4.00%, 2/15/2026	8,335	9,909

Florence Independent School District

GO, PSF-GTD, 3.00%, 8/15/2026	230	240

GO, PSF-GTD, 3.00%, 8/15/2027	115	120

Fort Bend County Levee Improvement District No. 11 GO, AGM, 3.00%, 9/1/2023	400	428

Fort Bend County Municipal Utility District No. 116

Series 2019, GO, 3.00%, 9/1/2021	330	339

Series 2019, GO, 3.00%, 9/1/2022	460	483

Series 2019, GO, 3.00%, 9/1/2023	450	482

Fort Bend County Municipal Utility District No. 151, Unlimited Tax GO, 3.00%, 9/1/2021	190	195

Grand Parkway Transportation Corp. Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	24,100

Greenhawe Water Control & Improvement District No. 2

GO, AGM, 3.00%, 9/1/2022	190	200

GO, AGM, 3.00%, 9/1/2023	200	214

Harris County Cultural Education Facilities Finance Corp.

Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.51%, 9/10/2020 (b)	10,000	9,938

Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.66%, 9/10/2020 (b)	9,000	8,947

Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,847

Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,868

Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,544

Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Series A, Rev., 5.00%, 10/1/2020	3,255	3,267

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	5,000	6,251

Harris County Fresh Water Supply District No. 61

Series 2019, GO, AGM, 4.00%, 9/1/2023	445	490

Series 2019, GO, AGM, 3.00%, 9/1/2024	695	758

Harris County Municipal Utility District No. 096

Series 2019, GO, 2.00%, 9/1/2021	185	188

Series 2019, GO, 2.00%, 9/1/2023	195	203

Harris County Municipal Utility District No. 152

GO, AGM, 3.00%, 8/1/2022	280	293

GO, AGM, 3.00%, 8/1/2023	400	426

Harris County Municipal Utility District No. 157 GO, AGM, 3.00%, 3/1/2023	425	451

Harris County Municipal Utility District No. 276

GO, 3.00%, 9/1/2022	365	384

GO, 3.00%, 9/1/2023	745	796

Harris County Municipal Utility District No. 281

Series 2019, GO, 2.00%, 9/1/2020	135	135

Series 2019, GO, 2.00%, 9/1/2021	130	132

Series 2019, GO, 2.00%, 9/1/2022	300	309

Series 2019, GO, 2.00%, 9/1/2023	305	319

Harris County Municipal Utility District No. 374

Series 2019, GO, 3.00%, 9/1/2021	100	103

Series 2019, GO, 3.00%, 9/1/2022	145	152

Series 2019, GO, 3.00%, 9/1/2023	115	123

Harris County Municipal Utility District No. 391

GO, 3.00%, 9/1/2020	95	95

GO, 3.00%, 9/1/2021	375	385

GO, 3.00%, 9/1/2023	400	425

Harris County Municipal Utility District No. 419

GO, 3.00%, 9/1/2020	75	75

GO, 3.00%, 9/1/2021	70	72

GO, 3.00%, 9/1/2022	175	184

GO, 3.00%, 9/1/2023	455	486

Harris County Municipal Utility District No. 55

GO, 2.00%, 2/1/2021	470	473

GO, 3.00%, 2/1/2022	260	270

GO, 3.00%, 2/1/2023	785	831

Harris County Toll Road Authority (The) Series A, Rev., 5.00%, 8/15/2021	1,500	1,568

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Harris County Water Control & Improvement District No. 119

GO, AGM, 2.00%, 10/1/2021	835	849

GO, AGM, 3.00%, 10/1/2022	365	384

GO, AGM, 3.00%, 10/1/2023	375	403

Hunters Glen Municipal Utility District, Waterworks & Sewer System

Series 2019A, GO, AGM, 2.00%, 4/1/2021	110	111

Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	336

Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	617

La Joya Independent School District

GO, AGM, 4.00%, 2/15/2021	380	387

GO, AGM, 4.00%, 2/15/2022	390	411

GO, AGM, 4.00%, 2/15/2023	420	456

Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	131

Lower Neches Valley Authority Industrial Development Corp., Exxonmobil Project Rev., VRDO, 0.03%, 9/1/2020 (c)	1,300	1,300

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2011, Rev., VRDO, 0.03%, 9/1/2020 (c)	5,900	5,900

Lytle Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	255	310

Matagorda County Navigation District No. 1, Pollution Control Rev., VRDO, AMT, 1.75%, 5/1/2030 (c)	4,000	4,000

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project. Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,737

McLennan County Junior College District

Rev., AGM, 3.00%, 4/15/2021	350	356

Rev., AGM, 3.00%, 4/15/2022	100	104

Montgomery County Municipal Utility District No. 94

GO, 2.00%, 10/1/2020	20	20

GO, 2.00%, 10/1/2021	60	61

GO, 2.00%, 10/1/2022	185	191

GO, 2.00%, 10/1/2023	185	194

New Caney Independent School District, School Building GO, PSF-GTD, 3.00%, 8/15/2021 (c)	1,500	1,537

New Hope Cultural Education Facilities Finance Corp.

Series 2020A, Rev., 2.10%, 1/1/2023	90	87

Series 2020A, Rev., 2.20%, 1/1/2024	180	173

Series 2020A, Rev., 2.25%, 1/1/2025	315	299

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project

Rev., 5.00%, 10/1/2020	675	676

Rev., 5.00%, 10/1/2021	1,425	1,448

Rev., 5.00%, 10/1/2022	1,495	1,538

North Texas Tollway Authority

Series B, Rev., 4.00%, 1/1/2022	800	839

Series B, Rev., 5.00%, 1/1/2023	5,000	5,534

Series B, Rev., 5.00%, 1/1/2024	5,500	6,293

Northside Independent School District, School Building GO, PSF-GTD, 2.00%, 6/1/2021 (c)	3,035	3,072

Northwest Harris County Municipal Utility District No. 19

GO, AGM, 2.00%, 10/1/2020	40	40

GO, AGM, 2.00%, 10/1/2021	100	102

GO, AGM, 2.00%, 10/1/2022	100	103

GO, AGM, 2.00%, 10/1/2023	105	109

Pecan Grove Municipal Utility District

Series 2019, GO, 4.00%, 9/1/2021	560	581

GO, AGM, 3.00%, 9/1/2022	195	205

Series 2019, GO, 4.00%, 9/1/2022	710	762

GO, AGM, 3.00%, 9/1/2023	345	371

Series 2019, GO, 4.00%, 9/1/2023	740	818

GO, AGM, 3.00%, 9/1/2024	600	659

Permanent University Fund — University of Texas System

Series 2008A, Rev., VRDO, 0.06%, 9/10/2020 (c)	26,230	26,230

Series 2008A, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.06%, 9/10/2020 (c)	24,100	24,100

Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	1,140	1,375

Port Beaumont Navigation District Rev., 4.00%, 9/1/2020	155	155

Robstown Independent School District

GO, PSF-GTD, 2.00%, 2/15/2021	325	328

GO, PSF-GTD, 2.00%, 2/15/2022	325	333

GO, PSF-GTD, 3.00%, 2/15/2023	650	692

GO, PSF-GTD, 3.00%, 2/15/2024	360	391

Sienna Plantation Municipal Utility District No. 3

GO, 2.00%, 3/1/2021	200	202

GO, 2.00%, 3/1/2022	225	230

GO, 2.00%, 3/1/2023	185	192

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	99

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

State of Texas Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/10/2020 (c)	12,050	12,050

Rev., TRAN, 4.00%, 8/26/2021	119,090	123,534

State of Texas, Veterans GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.13%, 9/10/2020 (c)	18,550	18,550

State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/10/2020 (c)	5,985	5,985

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008-C, Rev., VRDO, 0.10%, 9/10/2020 (c)	1,175	1,175

Town of Horizon City

Series 2019, GO, AGM, 3.00%, 8/15/2021	300	308

Series 2019, GO, AGM, 3.00%, 8/15/2022	170	179

Series 2019, GO, AGM, 4.00%, 8/15/2023	230	254

Travis County Municipal Utility District No. 4

Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	424

Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	695

Travis County Water Control & Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax

GO, 3.00%, 5/1/2024 (g)	400	434

GO, 4.00%, 5/1/2025 (g)	300	345

GO, 4.00%, 5/1/2026 (g)	280	327

University of Texas (The), Board of Regents, Financing System Series 2016D, Rev., 5.00%, 8/15/2021	25	26

University of Texas System (The) Series 2008B, Rev., VRDO, LIQ:

University of Texas Investment Management Co. (The), 0.06%, 9/10/2020 (c)	1,495	1,495

Williamson County Municipal Utility District No. 11

GO, AGM, 4.00%, 8/1/2021	140	145

GO, AGM, 4.00%, 8/1/2022	110	117

Total Texas		414,504

Utah — 0.1%

City of Lehi, Electric Utility Series 2018, Rev., 5.00%, 6/1/2021	75	78

City of Murray, Sales Tax

Series 2018, Rev., 3.00%, 11/15/2020	235	236

Series 2018, Rev., 4.00%, 11/15/2021	150	157

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued

County of Utah, IHC Health Services, Inc. Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.10%, 9/10/2020 (c)	5,000	5,000

Utah Charter School Finance Authority

Series A, Rev., 5.00%, 4/15/2021	40	41

Series A, Rev., 5.00%, 4/15/2022	35	38

Series A, Rev., 5.00%, 4/15/2023	85	94

Utah Charter School Finance Authority, Utah Charter Academies Project

Rev., 3.00%, 10/15/2020	220	221

Rev., 4.00%, 10/15/2021	305	316

West Valley City Municipal Building Authority Series 2019, Rev., AGM, 5.00%, 2/1/2021	90	92

Total Utah		6,273

Vermont — 0.2%

Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC: TD Bank NA, 0.10%, 9/10/2020 (c)	10,000	10,000

Virginia — 3.1%

Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (c)	4,250	4,397

Chesapeake Hospital Authority, Regional Medical Center

Rev., 5.00%, 7/1/2023	925	1,034

Rev., 5.00%, 7/1/2024	885	1,024

Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,534

Fairfax County EDA, Smithsonian Institution Issue Series A, Rev., VRDO, LIQ: Northern Trust Co., 0.08%, 9/10/2020 (c)	22,425	22,425

Fairfax County Industrial Development Authority, Health Care System Series 2016C, Rev., VRDO, 0.09%, 9/10/2020 (c)	9,500	9,500

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 0.09%, 9/10/2020 (c)	49,305	49,305

Halifax County Industrial Development Authority, Virginia Electric and Power Company Project Series 2010A, Rev., 0.45%, 4/1/2022 (c)	8,000	7,997

Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series 2003B, Rev., VRDO, 0.09%, 9/10/2020 (c)	18,650	18,650

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Peninsula Ports Authority Rev., 1.70%, 10/1/2022 (c)	1,550	1,567

Rockingham County Economic Development Authority

Series 2020A, Rev., 4.00%, 12/1/2020	280	281

Series 2020A, Rev., 4.00%, 12/1/2021	270	275

Series 2020A, Rev., 4.00%, 12/1/2022	295	305

Series 2020A, Rev., 4.00%, 12/1/2023	100	105

Virginia College Building Authority, Public Higher Education Financing Program Series 2014B, Rev., 5.00%, 9/1/2020	7,685	7,685

Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/2021	5,000	5,170

Virginia Commonwealth Transportation Board, Federal Transportation Series B-G, Rev., GAN, 5.00%, 3/15/2021	25	26

Wise County Industrial Development Authority Series 2009-A, Rev., VRDO, 2.15%, 9/1/2020 (c)	7,500	7,500

Wise County Industrial Development Authority, Virginia Electric And Power Company Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	21,000	20,931

York County Economic Development Authority, Electric and Power Company Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	8,261

Total Virginia		167,972

Washington — 1.4%

Cascade Water Alliance Rev., 5.00%, 1/1/2021	20	20

City of Seattle, Municipal Light and Power Improvement Rev., 5.00%, 9/1/2021	20	21

City of Seattle, Wastewater System Improvement Rev., 5.00%, 9/1/2020	25	25

Douglas County Public Utility District No. 1 Series B, Rev., 4.00%, 9/1/2021	25	26

King County Housing Authority, Highland Village Project

Rev., 4.00%, 1/1/2022	120	125

Rev., 4.00%, 1/1/2023	100	108

Rev., 5.00%, 1/1/2024	120	137

King County School District No. 407 Riverview GO, 4.00%, 12/1/2023	500	559

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	79

Pend Oreille County, Public Hospital District No. 1 GO, 3.00%, 12/1/2020	155	156

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Port of Tacoma, Subordinate Lien Rev., VRDO, LOC: Bank of America NA, 0.08%, 9/10/2020 (c)	29,980	29,980

Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2021	330	350

Snohomish County, Everett School District No. 2 GO, 5.00%, 12/1/2020	25	25

Snohomish County, School District No. 25, Marysville GO, 5.00%, 12/1/2020	170	172

State of Washington Series 2012C, GO, 5.00%, 6/1/2041	12,455	12,879

Washington Biomedical Research Properties Series 2015A, Rev., 5.00%, 1/1/2021	25	25

Washington Health Care Facilities Authority, Catholic Health Initiatives

Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.00%), 1.09%, 9/10/2020 (b)	5,000	4,988

Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 1.49%, 9/10/2020 (b)	10,000	9,862

Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	12,383

Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,305

Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 1/1/2026 (e)	3,500	3,265

Total Washington		76,490

West Virginia — 0.2%

Berkeley County Board of Education

GO, 3.00%, 5/1/2021	395	402

GO, 4.00%, 5/1/2022	600	635

GO, 5.00%, 5/1/2025	360	432

West Virginia Economic Development Authority, Appalachian Power Co. — Amos Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	3,805	3,921

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Company — Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,629

Total West Virginia		11,019

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	101

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — 1.2%

Big Foot Union High School District

Series 2019, GO, 4.00%, 3/1/2021	130	133

Series 2019, GO, 4.00%, 3/1/2022	100	105

Series 2019, GO, 4.00%, 3/1/2023	115	125

City of Fort Atkinson

GO, 3.00%, 2/1/2021	115	116

GO, 3.00%, 2/1/2022	120	124

GO, 4.00%, 2/1/2023	230	251

City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	530

City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	685

City of Kenosha GO, 3.00%, 2/1/2021	1,000	1,012

City of Middletown GO, 3.00%, 3/1/2021	355	360

City of Oak Creek

GO, 3.00%, 4/1/2021	335	340

GO, 3.00%, 4/1/2022	135	141

GO, 3.00%, 4/1/2023	180	192

City of Racine

Series 2019B, GO, 4.00%, 6/1/2021	120	123

Series 2019B, GO, 4.00%, 12/1/2021	165	174

Series 2019B, GO, 4.00%, 12/1/2022	145	156

Series 2019B, GO, 5.00%, 12/1/2023	125	142

City of Shawano, Promissory Notes

Series 2019, GO, 3.00%, 4/1/2021	250	255

Series 2019, GO, 3.00%, 4/1/2022	140	146

Series 2019, GO, 3.00%, 4/1/2023	150	159

City of Watertown

GO, 3.00%, 6/1/2023	125	134

GO, 3.00%, 6/1/2024	425	464

City of Waukesha

Series 2019C, GO, 3.00%, 10/1/2020	575	575

Series 2019C, GO, 3.00%, 10/1/2021	450	464

Series 2019C, GO, 3.00%, 10/1/2022	425	449

Series 2019C, GO, 3.00%, 10/1/2023	350	378

County of Douglas

GO, 5.00%, 2/1/2021	350	357

GO, 5.00%, 2/1/2022	520	555

County of Manitowoc

GO, AGM, 3.00%, 4/1/2021	350	355

GO, AGM, 3.00%, 4/1/2022	875	911

GO, AGM, 3.00%, 11/1/2022	50	53

GO, AGM, 3.00%, 4/1/2023	895	951

GO, AGM, 3.00%, 11/1/2023	150	161

GO, AGM, 4.00%, 4/1/2024	680	763

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

County of Rusk

GO, 3.00%, 3/1/2021	200	203

GO, 3.00%, 3/1/2022	130	135

GO, 3.00%, 3/1/2023	260	276

GO, 3.00%, 3/1/2024	270	292

Eleva-Strum School District GO, 3.00%, 4/1/2021	450	457

Gale-Ettrick-Trempealeau School District

GO, 2.00%, 4/1/2021	50	50

GO, 2.00%, 4/1/2022	105	108

GO, 2.00%, 4/1/2023	130	135

Gibraltar Area School District

GO, 4.00%, 3/1/2021	700	713

GO, 4.00%, 3/1/2022	315	333

Lakeshore Technical College District

Series 2019A, GO, 3.00%, 3/1/2022	75	78

Series 2019A, GO, 3.00%, 3/1/2023	110	116

Series 2019A, GO, 3.00%, 3/1/2024	405	437

Milwaukee Redevelopment Authority, Milwaukee Public Schools Rev., 4.00%, 11/15/2021	55	57

Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	435

Poynette School District

GO, 3.00%, 4/1/2021	100	102

GO, 3.00%, 4/1/2022	340	355

GO, 3.00%, 4/1/2023	265	282

Randall Consolidated School Joint No. 1 GO, 4.00%, 3/1/2021	175	178

Village of DeForest Series C, Rev., RAN, 3.00%, 5/1/2023	4,865	4,953

Village of Howard Rev., RAN, 2.00%, 12/1/2021	6,965	6,993

Village of Menomonee Falls, Promissory Note Series A, GO, 3.00%, 6/1/2021	270	276

Village of Mount Pleasant

Series 2019A, GO, 3.00%, 3/1/2021	285	289

Series 2019A, GO, 3.00%, 3/1/2022	265	274

Series 2019A, GO, 5.00%, 3/1/2023	380	423

Wisconsin Department of Transportation Series 1, Rev., 5.00%, 7/1/2021	25	26

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group

Series 2018C-1, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.44%, 9/10/2020 (b)	21,865	21,823

Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	5,750	6,358

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.

Series 2017A, Rev., 5.00%, 9/1/2020	155	155

Series 2017A, Rev., 5.00%, 9/1/2021	160	165

Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy

Rev., 4.00%, 3/15/2022	110	115

Rev., 4.00%, 3/15/2023	120	126

Rev., 4.00%, 3/15/2024	120	129

Rev., 4.00%, 3/15/2025	125	137

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	3,907

Wittenberg Birnamwood School District

GO, AGM, 4.00%, 3/1/2021	130	132

GO, AGM, 4.00%, 3/1/2022	260	274

GO, AGM, 4.00%, 3/1/2023	280	306

Total Wisconsin		63,442

Total Municipal Bonds (Cost $5,080,639)		5,097,481

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 1.9%

U.S. Treasury Notes

1.13%, 2/28/2022 (Cost $100,702)	100,000	101,457

	SHARES (000)
Short-Term Investments — 13.0%

Investment Companies — 13.0%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (h) (i) (Cost $713,341)	712,915	713,414

Total Investments — 107.9% (Cost $5,894,682)		5,912,352
Liabilities in Excess of Other Assets — (7.9)%		(434,394)

NET ASSETS — 100.0%		5,477,958

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association

SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	103

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Municipal Fund		JPMorgan Short- Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
ASSETS:
Investments in non-affiliates, at value	$485,416		$1,562,403		$280,183
Investments in affiliates, at value	17,242		186,193		21,512
Receivables:
Investment securities sold	1,851		2		453
Investment securities sold — delayed delivery securities	3,398		1,385		175
Fund shares sold	1,430		6,902		276
Interest from non-affiliates	5,448		14,534		2,862
Dividends from affiliates	1		9		1

Total Assets	514,786		1,771,428		305,462

LIABILITIES:
Payables:
Due to custodian	—		—	(a)	6
Investment securities purchased	8,788		25,633		—
Investment securities purchased — delayed delivery securities	4,532		13,932		2,780
Fund shares redeemed	1,493		2,928		372
Accrued liabilities:
Investment advisory fees	117		219		58
Administration fees	19		21		7
Distribution fees	60		17		32
Service fees	23		46		20
Custodian and accounting fees	26		33		17
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1		1
Other	84		77		60

Total Liabilities	15,142		42,907		3,353

Net Assets	$499,644		$1,728,521		$302,109

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan High Yield Municipal Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
NET ASSETS:
Paid-in-Capital	$501,685	$1,681,983	$288,983
Total distributable earnings (loss)	(2,041)	46,538	13,126

Total Net Assets	$499,644	$1,728,521	$302,109

Net Assets:
Class A	$169,070	$71,587	$115,463
Class C	36,667	4,955	11,659
Class I	274,219	747,249	108,647
Class R6	19,688	904,730	66,340

Total	$499,644	$1,728,521	$302,109

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	15,135	6,610	11,559
Class C	3,290	453	1,179
Class I	24,552	68,627	10,959
Class R6	1,762	83,123	6,694
Net Asset Value (a):
Class A — Redemption price per share	$11.17	$10.83	$9.99
Class C — Offering price per share (b)	11.15	10.93	9.89
Class I — Offering and redemption price per share	11.17	10.89	9.91
Class R6 — Offering and redemption price per share	11.17	10.88	9.91
Class A maximum sales charge	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.61	$11.08	$10.38

Cost of investments in non-affiliates	$482,340	$1,502,004	$266,408
Cost of investments in affiliates	17,242	186,178	21,510

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	105

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$544,544		$5,198,938
Investments in affiliates, at value	15,282		713,414
Deposits at broker for futures contracts	239		—
Receivables:
Investment securities sold	317		921
Investment securities sold — delayed delivery securities	895		380
Fund shares sold	1,508		35,949
Interest from non-affiliates	5,250		20,248
Dividends from affiliates	1		50
Due from adviser	—		58

Total Assets	568,036		5,969,958

LIABILITIES:
Payables:
Due to custodian	—		49,989
Investment securities purchased	3,000		362,203
Investment securities purchased — delayed delivery securities	—		7,815
Fund shares redeemed	318		70,722
Variation margin on futures contracts	3		—
Accrued liabilities:
Investment advisory fees	126		—
Administration fees	26		—
Distribution fees	69		40
Service fees	12		1,043
Custodian and accounting fees	28		78
Trustees’ and Chief Compliance Officer’s fees	—	(a)	4
Other	56		106

Total Liabilities	3,638		492,000

Net Assets	$564,398		$5,477,958

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$539,195	$5,467,704
Total distributable earnings (loss)	25,203	10,254

Total Net Assets	$564,398	$5,477,958

Net Assets:
Class A	$255,242	$193,026
Class C	24,062	—
Class I	168,187	5,284,932
Class R6	116,907	—

Total	$564,398	$5,477,958

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	20,552	19,164
Class C	1,955	—
Class I	13,602	525,064
Class R6	9,457	—

Net Asset Value (a):
Class A — Redemption price per share	$12.42	$10.07
Class C — Offering price per share (b)	12.31	—
Class I — Offering and redemption price per share	12.36	10.07
Class R6 — Offering and redemption price per share	12.36	—
Class A maximum sales charge	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.90	$10.30

Cost of investments in non-affiliates	$507,902	$5,181,341
Cost of investments in affiliates	15,276	713,341

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	107

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
INVESTMENT INCOME:
Interest income from non-affiliates	$8,722	$16,835	$3,419
Interest income from affiliates	—	— (a)	—
Dividend income from non-affiliates	2	—	—
Dividend income from affiliates	48	105	18

Total investment income	8,772	16,940	3,437

EXPENSES:
Investment advisory fees	830	2,046	425
Administration fees	178	614	106
Distribution fees:
Class A	204	71	129
Class C	134	20	45
Service fees:
Class A	204	71	129
Class C	45	7	15
Class I	336	816	133
Custodian and accounting fees	66	91	32
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	46	42	28
Trustees’ and Chief Compliance Officer’s fees	14	16	14
Printing and mailing costs	10	41	9
Registration and filing fees	74	48	45
Transfer agency fees (See Note 2.I.)	4	12	3
Other	3	12	5

Total expenses	2,148	3,907	1,118

Less fees waived	(617)	(1,976)	(341)
Less expense reimbursements	(51)	(1)	—

Net expenses	1,480	1,930	777

Net investment income (loss)	7,292	15,010	2,660

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(5,576)	(1,231)	(130)
Investments in affiliates	— (a)	— (a)	(1)

Net realized gain (loss)	(5,576)	(1,231)	(131)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(28,084)	(6,214)	(1,411)
Investments in affiliates	— (a)	14	2

Change in net unrealized appreciation/depreciation	(28,084)	(6,200)	(1,409)

Net realized/unrealized gains (losses)	(33,660)	(7,431)	(1,540)

Change in net assets resulting from operations	$(26,368)	$7,579	$1,120

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$7,771	$21,883
Interest income from affiliates	—	— (a)
Dividend income from affiliates	43	593

Total investment income	7,814	22,476

EXPENSES:
Investment advisory fees	793	3,145
Administration fees	198	1,572
Distribution fees:
Class A	287	185
Class C	93	—
Service fees:
Class A	287	185
Class C	31	—
Class I	205	5,057
Custodian and accounting fees	77	216
Interest expense to affiliates	— (a)	8
Professional fees	24	60
Trustees’ and Chief Compliance Officer’s fees	14	23
Printing and mailing costs	15	25
Registration and filing fees	62	27
Transfer agency fees (See Note 2.I.)	10	14
Other	6	46

Total expenses	2,102	10,563

Less fees waived	(598)	(5,378)

Net expenses	1,504	5,185

Net investment income (loss)	6,310	17,291

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,050)	(6,147)
Investments in affiliates	10	(81)
Futures contracts	(760)	—

Net realized gain (loss)	(2,800)	(6,228)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(10,195)	(2,986)
Investments in affiliates	5	73
Futures contracts	255	—

Change in net unrealized appreciation/depreciation	(9,935)	(2,913)

Net realized/unrealized gains (losses)	(12,735)	(9,141)

Change in net assets resulting from operations	$(6,425)	$8,150

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,292	$9,327	$15,010	$30,983
Net realized gain (loss)	(5,576)	1,187	(1,231)	5,377
Change in net unrealized appreciation/depreciation	(28,084)	28,740	(6,200)	49,005

Change in net assets resulting from operations	(26,368)	39,254	7,579	85,365

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,483)	(3,137)	(369)	(652)
Class C	(462)	(644)	(20)	(41)
Class I	(4,277)	(5,749)	(5,601)	(12,180)
Class R6	(109)	(103)	(8,097)	(18,526)

Total distributions to shareholders	(7,331)	(9,633)	(14,087)	(31,399)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,413)	346,641	73,662	129,277

NET ASSETS:
Change in net assets	(35,112)	376,262	67,154	183,243
Beginning of period	534,756	158,494	1,661,367	1,478,124

End of period	$499,644	$534,756	$1,728,521	$1,661,367

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)		JPMorgan Tax Free Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,660	$5,026	$6,310	$12,273
Net realized gain (loss)	(131)	(362)	(2,800)	(522)
Change in net unrealized appreciation/depreciation	(1,409)	11,661	(9,935)	33,879

Change in net assets resulting from operations	1,120	16,325	(6,425)	45,630

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(908)	(1,506)	(2,638)	(4,479)
Class C	(71)	(188)	(210)	(558)
Class I	(1,051)	(2,040)	(2,065)	(4,385)
Class R6	(654)	(1,287)	(1,423)	(2,816)

Total distributions to shareholders	(2,684)	(5,021)	(6,336)	(12,238)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	18,253	75,558	25,381	135,787

NET ASSETS:
Change in net assets	16,689	86,862	12,620	169,179
Beginning of period	285,420	198,558	551,778	382,599

End of period	$302,109	$285,420	$564,398	$551,778

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$17,291	$47,954
Net realized gain (loss)	(6,228)	(635)
Change in net unrealized appreciation/depreciation	(2,913)	17,937

Change in net assets resulting from operations	8,150	65,256

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(432)	(694)
Class I	(16,611)	(47,204)

Total distributions to shareholders	(17,043)	(47,898)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,329,340	1,051,707

NET ASSETS:
Change in net assets	1,320,447	1,069,065
Beginning of period	4,157,511	3,088,446

End of period	$5,477,958	$4,157,511

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan High Yield Municipal Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$34,084	$157,088	$31,699	$32,090
Distributions reinvested	2,447	3,085	366	648
Cost of shares redeemed	(48,411)	(18,889)	(13,747)	(14,332)

Change in net assets resulting from Class A capital transactions	$(11,880)	$141,284	$18,318	$18,406

Class C
Proceeds from shares issued	$9,707	$22,062	$2,557	$2,099
Distributions reinvested	452	619	19	34
Cost of shares redeemed	(8,774)	(5,415)	(1,964)	(2,564)

Change in net assets resulting from Class C capital transactions	$1,385	$17,266	$612	$(431)

Class I
Proceeds from shares issued	$113,181	$221,490	$313,068	$310,487
Distributions reinvested	4,247	5,733	5,456	11,873
Cost of shares redeemed	(122,252)	(43,564)	(210,375)	(275,025)

Change in net assets resulting from Class I capital transactions	$(4,824)	$183,659	$108,149	$47,335

Class R6
Proceeds from shares issued	$15,831	$5,577	$75,064	$300,185
Distributions reinvested	109	102	8,015	18,420
Cost of shares redeemed	(2,034)	(1,247)	(136,496)	(254,638)

Change in net assets resulting from Class R6 capital transactions	$13,906	$4,432	$(53,417)	$63,967

Total change in net assets resulting from capital transactions	$(1,413)	$346,641	$73,662	$129,277

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	113

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	3,115	13,674	2,949	3,003
Reinvested	227	268	34	60
Redeemed	(4,522)	(1,633)	(1,292)	(1,341)

Change in Class A Shares	(1,180)	12,309	1,691	1,722

Class C
Issued	902	1,928	240	194
Reinvested	42	54	2	3
Redeemed	(815)	(473)	(182)	(238)

Change in Class C Shares	129	1,509	60	(41)

Class I
Issued	10,626	19,345	28,908	28,928
Reinvested	394	498	506	1,106
Redeemed	(11,322)	(3,786)	(19,585)	(25,587)

Change in Class I Shares	(302)	16,057	9,829	4,447

Class R6
Issued	1,431	485	6,991	27,999
Reinvested	10	9	744	1,717
Redeemed	(187)	(109)	(12,761)	(23,752)

Change in Class R6 Shares	1,254	385	(5,026)	5,964

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)		JPMorgan Tax Free Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$28,610	$44,590	$61,013	$122,167
Distributions reinvested	895	1,476	2,578	4,347
Cost of shares redeemed	(10,672)	(12,912)	(35,423)	(40,378)

Change in net assets resulting from Class A capital transactions	$18,833	$33,154	$28,168	$86,136

Class C
Proceeds from shares issued	$1,702	$4,262	$2,009	$6,842
Distributions reinvested	69	176	203	539
Cost of shares redeemed	(2,890)	(5,022)	(4,477)	(10,107)

Change in net assets resulting from Class C capital transactions	$(1,119)	$(584)	$(2,265)	$(2,726)

Class I
Proceeds from shares issued	$28,526	$49,981	$39,167	$56,040
Distributions reinvested	1,026	1,971	1,895	4,060
Cost of shares redeemed	(34,695)	(15,978)	(45,742)	(29,103)

Change in net assets resulting from Class I capital transactions	$(5,143)	$35,974	$(4,680)	$30,997

Class R6
Proceeds from shares issued	$8,680	$14,651	$24,749	$37,282
Distributions reinvested	643	1,269	1,422	2,816
Cost of shares redeemed	(3,641)	(8,906)	(22,013)	(18,718)

Change in net assets resulting from Class R6 capital transactions	$5,682	$7,014	$4,158	$21,380

Total change in net assets resulting from capital transactions	$18,253	$75,558	$25,381	$135,787

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	115

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)		JPMorgan Tax Free Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	2,894	4,540	4,980	9,980
Reinvested	91	151	211	355
Redeemed	(1,090)	(1,318)	(2,946)	(3,309)

Change in Class A Shares	1,895	3,373	2,245	7,026

Class C
Issued	173	441	166	565
Reinvested	7	18	17	45
Redeemed	(299)	(518)	(376)	(835)

Change in Class C Shares	(119)	(59)	(193)	(225)

Class I
Issued	2,921	5,130	3,211	4,611
Reinvested	105	202	156	334
Redeemed	(3,607)	(1,639)	(3,851)	(2,400)

Change in Class I Shares	(581)	3,693	(484)	2,545

Class R6
Issued	877	1,508	2,038	3,067
Reinvested	65	131	117	231
Redeemed	(377)	(920)	(1,855)	(1,547)

Change in Class R6 Shares	565	719	300	1,751

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$210,297	$117,084
Distributions reinvested	432	694
Cost of shares redeemed	(124,160)	(78,616)

Change in net assets resulting from Class A capital transactions	$86,569	$39,162

Class I
Proceeds from shares issued	$4,012,017	$3,458,713
Distributions reinvested	16,610	47,013
Cost of shares redeemed	(2,785,856)	(2,493,181)

Change in net assets resulting from Class I capital transactions	$1,242,771	$1,012,545

Total change in net assets resulting from capital transactions	$1,329,340	$1,051,707

SHARE TRANSACTIONS:
Class A
Issued	20,923	11,622
Reinvested	43	69
Redeemed	(12,379)	(7,822)

Change in Class A Shares	8,587	3,869

Class I
Issued	399,190	344,011
Reinvested	1,656	4,680
Redeemed	(277,954)	(248,088)

Change in Class I Shares	122,892	100,603

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$11.93	$0.17	$(0.76)	$(0.59)	$(0.17)	$—	$(0.17)
Year Ended February 29, 2020	10.88	0.32	1.05	1.37	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2019	10.78	0.36	0.09	0.45	(0.35)	—	(0.35)
Year Ended February 28, 2018	10.82	0.28	(0.04)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2017	10.99	0.29	(0.17)	0.12	(0.29)	—	(0.29)
Year Ended February 29, 2016	11.03	0.29	(0.04)	0.25	(0.29)	—	(0.29)

Class C
Six Months Ended August 31, 2020 (Unaudited)	11.90	0.14	(0.75)	(0.61)	(0.14)	—	(0.14)
Year Ended February 29, 2020	10.85	0.27	1.05	1.32	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2019	10.76	0.30	0.09	0.39	(0.30)	—	(0.30)
Year Ended February 28, 2018	10.80	0.22	(0.03)	0.19	(0.23)	—	(0.23)
Year Ended February 28, 2017	10.97	0.23	(0.17)	0.06	(0.23)	—	(0.23)
Year Ended February 29, 2016	11.01	0.23	(0.03)	0.20	(0.24)	—	(0.24)

Class I
Six Months Ended August 31, 2020 (Unaudited)	11.93	0.17	(0.76)	(0.59)	(0.17)	—	(0.17)
Year Ended February 29, 2020	10.87	0.34	1.06	1.40	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2019	10.78	0.37	0.08	0.45	(0.36)	—	(0.36)
Year Ended February 28, 2018	10.82	0.29	(0.03)	0.26	(0.30)	—	(0.30)
Year Ended February 28, 2017	10.99	0.30	(0.17)	0.13	(0.30)	—	(0.30)
Year Ended February 29, 2016	11.03	0.30	(0.04)	0.26	(0.30)	—	(0.30)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	11.93	0.18	(0.76)	(0.58)	(0.18)	—	(0.18)
Year Ended February 29, 2020	10.87	0.35	1.06	1.41	(0.34)	(0.01)	(0.35)
November 1, 2018 (f) through February 28, 2019	10.53	0.14	0.33	0.47	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.17	(4.90)%	$169,070	0.64%	3.05%	1.01%	19%
11.93	12.81	194,623	0.64	2.80	1.06	18
10.88	4.28	43,565	0.64	3.32	1.22	130
10.78	2.25	35,071	0.64	2.56	1.20	17
10.82	1.07	43,639	0.64	2.59	1.23	16
10.99	2.32	48,716	0.65	2.61	1.18	19

11.15	(5.07)	36,667	1.14	2.55	1.51	19
11.90	12.29	37,623	1.14	2.34	1.57	18
10.85	3.67	17,929	1.14	2.82	1.71	130
10.76	1.74	18,675	1.14	2.06	1.70	17
10.80	0.58	20,864	1.14	2.09	1.73	16
10.97	1.80	24,452	1.15	2.11	1.70	19

11.17	(4.85)	274,219	0.54	3.15	0.76	19
11.93	13.02	296,450	0.54	2.92	0.81	18
10.87	4.29	95,662	0.54	3.45	0.97	130
10.78	2.36	51,274	0.54	2.66	0.95	17
10.82	1.17	35,502	0.54	2.68	0.97	16
10.99	2.42	47,524	0.55	2.71	0.93	19

11.17	(4.81)	19,688	0.44	3.20	0.51	19
11.93	13.12	6,060	0.44	3.01	0.56	18
10.87	4.46	1,338	0.39	4.09	1.23	130

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$10.86	$0.07	$(0.03)	$0.04	$(0.07)	$—	$(0.07)
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.39	0.16	0.10	0.26	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.48	0.12	(0.09)	0.03	(0.12)	—	(0.12)
Year Ended February 28, 2017	10.71	0.10	(0.17)	(0.07)	(0.10)	(0.06)	(0.16)
Year Ended February 29, 2016	10.62	0.08	0.09	0.17	(0.08)	—	(0.08)

Class C
Six Months Ended August 31, 2020 (Unaudited)	10.96	0.05	(0.04)	0.01	(0.04)	—	(0.04)
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	—	(0.11)
Year Ended February 28, 2019	10.48	0.11	0.11	0.22	(0.11)	—	(0.11)
Year Ended February 28, 2018	10.56	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)
Year Ended February 28, 2017	10.80	0.04	(0.17)	(0.13)	(0.05)	(0.06)	(0.11)
Year Ended February 29, 2016	10.70	0.02	0.10	0.12	(0.02)	—	(0.02)

Class I
Six Months Ended August 31, 2020 (Unaudited)	10.92	0.10	(0.04)	0.06	(0.09)	—	(0.09)
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	—	(0.21)
Year Ended February 28, 2019	10.44	0.21	0.11	0.32	(0.21)	—	(0.21)
Year Ended February 28, 2018	10.53	0.16	(0.09)	0.07	(0.16)	—	(0.16)
Year Ended February 28, 2017	10.76	0.15	(0.17)	(0.02)	(0.15)	(0.06)	(0.21)
Year Ended February 29, 2016	10.67	0.13	0.09	0.22	(0.13)	—	(0.13)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	10.91	0.10	(0.03)	0.07	(0.10)	—	(0.10)
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	—	(0.22)
October 1, 2018 (f) through February 28, 2019	10.39	0.09	0.15	0.24	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.83	0.37%	$71,587	0.69%	1.36%	0.87%	12%
10.86	5.12	53,408	0.70	1.48	0.86	24
10.49	2.55	33,554	0.70	1.54	0.86	42
10.39	0.26	32,373	0.69	1.10	0.86	73
10.48	(0.69)	30,535	0.73	0.91	0.88	31
10.71	1.58	38,345	0.75	0.71	0.87	39

10.93	0.11	4,955	1.19	0.87	1.38	12
10.96	4.52	4,303	1.20	0.99	1.36	24
10.59	2.10	4,590	1.20	1.03	1.38	42
10.48	(0.19)	6,406	1.19	0.56	1.37	73
10.56	(1.27)	14,013	1.23	0.41	1.40	31
10.80	1.14	17,709	1.25	0.21	1.40	39

10.89	0.59	747,249	0.24	1.81	0.60	12
10.92	5.56	641,836	0.24	1.94	0.61	24
10.55	3.09	573,350	0.25	1.97	0.61	42
10.44	0.70	1,680,807	0.24	1.53	0.60	73
10.53	(0.20)	1,887,149	0.25	1.40	0.48	31
10.76	2.09	2,453,419	0.25	1.21	0.47	39

10.88	0.61	904,730	0.19	1.88	0.36	12
10.91	5.61	961,820	0.19	1.99	0.36	24
10.54	2.31	866,630	0.19	2.19	0.37	42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
Class A
Six Months Ended August 31, 2020 (Unaudited)	$10.02	$0.09		$(0.03)	$0.06	$(0.09)	$—	$(0.09)
Year Ended February 29, 2020	9.55	0.20		0.47	0.67	(0.20)	—	(0.20)
Year Ended February 28, 2019	9.52	0.21		0.08	0.29	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2018	9.70	0.23	(f)	(0.11)	0.12	(0.23)	(0.07)	(0.30)
Year Ended February 28, 2017	10.10	0.24		(0.28)	(0.04)	(0.24)	(0.12)	(0.36)
Year Ended February 29, 2016	10.11	0.25		0.08	0.33	(0.26)	(0.08)	(0.34)

Class C
Six Months Ended August 31, 2020 (Unaudited)	9.92	0.06		(0.03)	0.03	(0.06)	—	(0.06)
Year Ended February 29, 2020	9.45	0.14		0.47	0.61	(0.14)	—	(0.14)
Year Ended February 28, 2019	9.42	0.16		0.08	0.24	(0.16)	(0.05)	(0.21)
Year Ended February 28, 2018	9.61	0.17	(f)	(0.12)	0.05	(0.17)	(0.07)	(0.24)
Year Ended February 28, 2017	10.00	0.18		(0.26)	(0.08)	(0.19)	(0.12)	(0.31)
Year Ended February 29, 2016	10.02	0.19		0.07	0.26	(0.20)	(0.08)	(0.28)

Class I
Six Months Ended August 31, 2020 (Unaudited)	9.95	0.10		(0.04)	0.06	(0.10)	—	(0.10)
Year Ended February 29, 2020	9.48	0.22		0.47	0.69	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.45	0.24		0.08	0.32	(0.24)	(0.05)	(0.29)
Year Ended February 28, 2018	9.63	0.25	(f)	(0.11)	0.14	(0.25)	(0.07)	(0.32)
Year Ended February 28, 2017	10.03	0.26		(0.27)	(0.01)	(0.27)	(0.12)	(0.39)
Year Ended February 29, 2016	10.04	0.28		0.07	0.35	(0.28)	(0.08)	(0.36)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	9.94	0.10		(0.03)	0.07	(0.10)	—	(0.10)
Year Ended February 29, 2020	9.48	0.23		0.46	0.69	(0.23)	—	(0.23)
Year Ended February 28, 2019	9.45	0.25		0.08	0.33	(0.25)	(0.05)	(0.30)
November 6, 2017 (g) through February 28, 2018	9.74	0.08	(f)	(0.21)	(0.13)	(0.09)	(0.07)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.99	0.58%	$115,463	0.69%	1.72%		0.97%	12%
10.02	7.04	96,844	0.70	2.02		0.99	7
9.55	3.15	60,078	0.70	2.26		1.01	13
9.52	1.16	66,258	0.69	2.33	(f)	1.01	21
9.70	(0.40)	76,684	0.77	2.39		1.00	15
10.10	3.26	73,120	0.82	2.52		0.97	22

9.89	0.30	11,659	1.24	1.19		1.47	12
9.92	6.52	12,868	1.25	1.49		1.51	7
9.45	2.61	12,833	1.25	1.71		1.51	13
9.42	0.51	15,138	1.24	1.78	(f)	1.51	21
9.61	(0.87)	17,137	1.34	1.83		1.50	15
10.00	2.61	15,950	1.39	1.95		1.48	22

9.91	0.61	108,647	0.44	1.98		0.72	12
9.95	7.36	114,772	0.44	2.28		0.74	7
9.48	3.43	74,386	0.45	2.51		0.76	13
9.45	1.42	71,161	0.44	2.57	(f)	0.74	21
9.63	(0.16)	176,990	0.53	2.64		0.72	15
10.03	3.56	245,864	0.57	2.77		0.70	22

9.91	0.76	66,340	0.34	2.08		0.47	12
9.94	7.36	60,936	0.34	2.38		0.49	7
9.48	3.54	51,261	0.35	2.61		0.50	13
9.45	(1.42)	64,738	0.34	2.67	(f)	0.57	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$12.66	$0.14	$(0.24)	$(0.10)	$(0.14)	$—	$(0.14)
Year Ended February 29, 2020	11.77	0.32	0.89	1.21	(0.32)	—	(0.32)
Year Ended February 28, 2019	11.82	0.40	(0.05)	0.35	(0.40)	—	(0.40)
Year Ended February 28, 2018	11.93	0.39	(0.11)	0.28	(0.39)	—	(0.39)
Year Ended February 28, 2017	12.57	0.40	(0.40)	— (f)	(0.39)	(0.25)	(0.64)
Year Ended February 29, 2016	12.70	0.45	(0.01)	0.44	(0.47)	(0.10)	(0.57)

Class C
Six Months Ended August 31, 2020 (Unaudited)	12.55	0.10	(0.24)	(0.14)	(0.10)	—	(0.10)
Year Ended February 29, 2020	11.67	0.25	0.87	1.12	(0.24)	—	(0.24)
Year Ended February 28, 2019	11.72	0.33	(0.05)	0.28	(0.33)	—	(0.33)
Year Ended February 28, 2018	11.84	0.32	(0.12)	0.20	(0.32)	—	(0.32)
Year Ended February 28, 2017	12.48	0.31	(0.39)	(0.08)	(0.31)	(0.25)	(0.56)
Year Ended February 29, 2016	12.60	0.37	(0.01)	0.36	(0.38)	(0.10)	(0.48)

Class I
Six Months Ended August 31, 2020 (Unaudited)	12.61	0.15	(0.25)	(0.10)	(0.15)	—	(0.15)
Year Ended February 29, 2020	11.72	0.34	0.89	1.23	(0.34)	—	(0.34)
Year Ended February 28, 2019	11.77	0.42	(0.05)	0.37	(0.42)	—	(0.42)
Year Ended February 28, 2018	11.88	0.42	(0.11)	0.31	(0.42)	—	(0.42)
Year Ended February 28, 2017	12.53	0.42	(0.40)	0.02	(0.42)	(0.25)	(0.67)
Year Ended February 29, 2016	12.65	0.47	— (f)	0.47	(0.49)	(0.10)	(0.59)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	12.60	0.16	(0.24)	(0.08)	(0.16)	—	(0.16)
Year Ended February 29, 2020	11.72	0.35	0.88	1.23	(0.35)	—	(0.35)
October 1, 2018 (g) through February 28, 2019	11.61	0.17	0.11	0.28	(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.42	(0.76)%	$255,242	0.66%	2.28%	0.95%	17%
12.66	10.37	231,815	0.67	2.58	0.97	31
11.77	3.00	132,813	0.67	3.40	1.00	53
11.82	2.36	130,462	0.66	3.27	0.98	39
11.93	(0.03)	148,987	0.66	3.16	1.00	73
12.57	3.53	152,207	0.67	3.62	0.97	94

12.31	(1.06)	24,062	1.24	1.71	1.46	17
12.55	9.73	26,965	1.25	2.05	1.48	31
11.67	2.43	27,701	1.25	2.81	1.49	53
11.72	1.70	25,172	1.24	2.69	1.48	39
11.84	(0.66)	32,052	1.31	2.50	1.50	73
12.48	2.92	26,715	1.36	2.93	1.47	94

12.36	(0.74)	168,187	0.45	2.50	0.70	17
12.61	10.66	177,584	0.45	2.82	0.72	31
11.72	3.24	135,295	0.45	3.61	0.74	53
11.77	2.60	160,391	0.44	3.49	0.72	39
11.88	0.09	141,356	0.47	3.34	0.74	73
12.53	3.82	126,091	0.50	3.79	0.71	94

12.36	(0.63)	116,907	0.40	2.55	0.45	17
12.60	10.63	115,414	0.40	2.87	0.47	31
11.72	2.44	86,790	0.40	3.61	0.51	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$10.08	$0.03	$—	(f)(g)	$0.03	$(0.04)
Year Ended February 29, 2020	10.03	0.12	0.06		0.18	(0.13)
Year Ended February 28, 2019	10.01	0.13	—	(f)	0.13	(0.11)
Year Ended February 28, 2018	10.02	0.07	(0.02)		0.05	(0.06)
May 31, 2016 (i) through February 28, 2017	10.00	0.06	(0.01)		0.05	(0.03)

Class I
Six Months Ended August 31, 2020 (Unaudited)	10.07	0.04	0.01	(g)	0.05	(0.05)
Year Ended February 29, 2020	10.02	0.14	0.05		0.19	(0.14)
Year Ended February 28, 2019	10.00	0.14	0.02		0.16	(0.14)
Year Ended February 28, 2018	10.02	0.09	(0.03)		0.06	(0.08)
May 31, 2016 (i) through February 28, 2017	10.00	0.06	—	(f)	0.06	(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to rounding.

(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$10.07	0.25%	$193,026	0.44%		0.57%		0.74%		66%
10.08	1.76	106,625	0.45		1.23		0.76		48
10.03	1.33	67,256	0.44		1.32		0.77		50
10.01	0.47	772	0.44	(h)	0.67	(h)	0.85	(h)	71
10.02	0.52	519	0.44	(h)	0.81	(h)	2.56	(h)	80

10.07	0.45	5,284,932	0.24		0.83		0.49		66
10.07	1.96	4,050,886	0.25		1.43		0.50		48
10.02	1.60	3,021,190	0.24		1.42		0.52		50
10.00	0.63	2,064,297	0.24	(h)	0.90	(h)	0.56	(h)	71
10.02	0.65	31,656	0.27	(h)	0.74	(h)	2.00	(h)	80

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	127

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004, November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004, November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan High Yield Municipal Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Sustainable Municipal Income Fund(1)	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified

(1)	Effective September 15, 2020, JPMorgan Municipal Income Fund changed its name to JPMorgan Sustainable Municipal Income Fund.

The investment objective of JPMorgan High Yield Municipal Fund (“High Yield Municipal Fund”) is to seek a high level of current income exempt from federal income taxes.

The investment objective of JPMorgan Sustainable Municipal Income Fund (“Sustainable Municipal Income Fund”) is to seek current income exempt from federal income taxes.

The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts

128	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

High Yield Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(a)	$—	(a)
Municipal Bonds	—	485,416	—		485,416
Short-Term Investments
Investment Companies	17,242	—	—		17,242

Total Investments in Securities	$17,242	$485,416	$—	(a)	$502,658

Short-Intermediate Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$116	$—	$116
Municipal Bonds	—	1,562,287	—	1,562,287
Short-Term Investments
Investment Companies	186,193	—	—	186,193

Total Investments in Securities	$186,193	$1,562,403	$—	$1,748,596

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	129

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (continued)

Sustainable Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,300	$—	$1,300
Alaska	—	664	—	664
Arizona	—	4,906	—	4,906
California	—	8,589	—	8,589
Colorado	—	9,520	5	9,525
Connecticut	—	10,733	—	10,733
Delaware	—	2,767	—	2,767
District of Columbia	—	10,250	—	10,250
Florida	—	23,264	—	23,264
Georgia	—	3,117	—	3,117
Guam	—	757	—	757
Illinois	—	10,281	—	10,281
Indiana	—	9,963	—	9,963
Iowa	—	3,004	—	3,004
Kentucky	—	2,337	—	2,337
Louisiana	—	875	—	875
Maine	—	2,498	—	2,498
Maryland	—	3,178	—	3,178
Massachusetts	—	20,647	—	20,647
Michigan	—	2,466	—	2,466
Minnesota	—	5,880	—	5,880
Mississippi	—	1,628	—	1,628
Missouri	—	4,650	—	4,650
Nebraska	—	1,975	—	1,975
Nevada	—	1,411	—	1,411
New Hampshire	—	5,393	—	5,393
New Jersey	—	10,955	—	10,955
New Mexico	—	1,328	—	1,328
New York	—	13,783	—	13,783
North Carolina	—	2,996	—	2,996
North Dakota	—	2,644	—	2,644
Ohio	—	13,348	—	13,348
Oklahoma	—	202	—	202
Oregon	—	273	—	273
Pennsylvania	—	16,540	—	16,540
South Carolina	—	2,246	—	2,246
South Dakota	—	3,369	—	3,369
Tennessee	—	2,584	—	2,584
Texas	—	20,595	—	20,595
Utah	—	8,080	—	8,080
Vermont	—	6,126	—	6,126
Washington	—	13,093	—	13,093
Wisconsin	—	9,135	—	9,135
Wyoming	—	828	—	828

Total Municipal Bonds	—	280,178	5	280,183

Short-Term Investments
Investment Companies	21,512	—	—	21,512

Total Investments in Securities	$21,512	$280,178	$5	$301,695

130	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$544,544	$—	$544,544
Short-Term Investments
Investment Companies	15,282	—	—	15,282

Total Investments in Securities	$15,282	$544,544	$—	$559,826

Depreciation in Other Financial Instruments
Futures Contracts	$(4)	$—	$—	$(4)

Ultra-Short Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$5,097,481	$—	$5,097,481
U.S. Treasury Obligations	—	101,457	—	101,457
Short-Term Investments
Investment Companies	713,414	—	—	713,414

Total Investments in Securities	$713,414	$5,198,938	$—	$5,912,352

(a)	Value is zero.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of August 31, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Loan Assignments — High Yield Municipal Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which they acquired the assignment and the funds may be able to enforce their rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). The Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.

Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.

At August 31, 2020, the Fund did not have any loan assignments.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	131

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (continued)

securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until settlement date.

The Funds had when-issued securities, forward commitments or delayed delivery securities outstanding as of August 31, 2020, which are shown as a Receivable for Investment securities sold — delayed delivery securities and Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2020 are detailed on the SOIs.

E. Securities Lending —The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not lend out any securities during the six months ended August 31, 2020.

F. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the tables below are in thousands.

High Yield Municipal Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$44,883	$126,509	$154,150	$—	(c)	$—	(c)	$17,242	17,230	$48	$—

132	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

Short-Intermediate Municipal Bond Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$48,403	$541,106	$403,330	$—	(c)	$14	$186,193	186,063	$105	$—

Sustainable Municipal Income Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$13,683	$57,697	$49,869	$(1)	$2	$21,512	21,497	$18	$—

Tax Free Bond Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$27,433	$124,120	$136,286	$10	$5	$15,282	15,271	$43	$—

Ultra-Short Municipal Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$50,592	$4,532,928	$3,870,098	$(81)	$73	$713,414	712,915	$593	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2020.
(c)	Amount rounds to less than one thousand.

G. Futures Contracts — Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	133

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (continued)

futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2020 (amounts in thousands):

Tax Free Bond Fund
Futures Contracts — Interest:
Average Notional Balance Short	$11,309
Ending Notional Balance Short	6,680

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2020 are as follows (amounts in thousands):

	Class A		Class C		Class I	Class R6		Total
High Yield Municipal Fund
Transfer agency fees	$2		$—	(a)	$2	$—	(a)	$4

Short-Intermediate Municipal Bond Fund
Transfer agency fees	5		1		3	3		12

Sustainable Municipal Income Fund
Transfer agency fees	2		—	(a)	1	—	(a)	3

Tax Free Bond Fund
Transfer agency fees	7		1		2	—	(a)	10

Ultra-Short Municipal Fund
Transfer agency fees	—	(a)	n/a		14	n/a		14

(a)	Amount rounds to less than one thousand.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net

134	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

High Yield Municipal Fund	0.35%
Short-Intermediate Municipal Bond Fund	0.25
Sustainable Municipal Income Fund	0.30
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2020, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Class I Shares and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2020, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
High Yield Municipal Fund	$5	$2
Short-Intermediate Municipal Bond Fund	4	—
Sustainable Municipal Income Fund	2	—
Tax Free Bond Fund	8	2
Ultra-Short Municipal Fund	1	—

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I
High Yield Municipal Fund	0.25%	0.25%	0.25%
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Sustainable Municipal Income Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	135

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (continued)

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
High Yield Municipal Fund	0.65%	1.15%	0.55%	0.45%
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Sustainable Municipal Income Fund	0.70	1.25	0.45	0.35
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

The expense limitation agreements were in effect for the six months ended August 31, 2020 and are in place until at least June 30, 2021. For the six months ended August 31, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursement
High Yield Municipal Fund	$93	$62	$451	$606	$51
Short-Intermediate Municipal Bond Fund	766	511	659	1,936	1
Sustainable Municipal Income Fund	102	68	164	334	—
Tax Free Bond Fund	80	53	455	588	—
Ultra-Short Municipal Fund	3,145	1,572	449	5,166	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2020 were as follows (amounts in thousands):

High Yield Municipal Fund	$11
Short-Intermediate Municipal Bond Fund	40
Sustainable Municipal Income Fund	7
Tax Free Bond Fund	10
Ultra-Short Municipal Fund	212

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

136	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2020, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2020, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
High Yield Municipal Fund	$97,363	$86,917	$—	$—
Short-Intermediate Municipal Bond Fund	190,102	275,573	—	—
Sustainable Municipal Income Fund	40,203	32,650	—	—
Tax Free Bond Fund	114,367	89,474	—	—
Ultra-Short Municipal Fund	2,787,489	2,343,502	100,930	—

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Municipal Fund	$499,582	$13,447	$10,371	$3,076
Short-Intermediate Municipal Bond Fund	1,688,182	63,208	2,794	60,414
Sustainable Municipal Income Fund	287,918	14,304	527	13,777
Tax Free Bond Fund	523,178	37,907	1,263	36,644
Ultra-Short Municipal Fund	5,894,682	20,743	3,073	17,670

As of February 29, 2020, the following Funds had the following net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Sustainable Municipal Income Fund	$11	$327
Short-Intermediate Municipal Bond Fund	10,296	1,209
Tax Free Bond Fund	4,612	3,864
Ultra-Short Municipal Fund	554	351

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 29, 2020, the Funds deferred to March 1, 2020 the following net capital losses and specified ordinary losses of (amounts in thousands):

	Net Capital Losses (Gains)
	Short-Term	Long-Term
Sustainable Municipal Income Fund	$7	$129
Tax Free Bond Fund	108	275
Ultra-Short Municipal Fund	93	(11)

During the year ended February 29, 2020, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
High Yield Municipal Fund	$159	$221
Short-Intermediate Municipal Bond Fund	4,157	—

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (continued)

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended August 31, 2020.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2020.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month London InterBank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2020, the Funds had individual shareholder and/or omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/ or Non-Affiliated Omnibus Accounts	% of the Fund
High Yield Municipal Fund	1	15.7%	4	50.2%
Short-Intermediate Municipal Bond Fund	1	81.6	—	—
Sustainable Municipal Income Fund	1	50.2	2	28.8
Tax Free Bond Fund	1	50.6	1	20.9
Ultra-Short Municipal Fund	1	90.0	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the

138	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities and insurance linked securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Specific risks and concentrations present in the Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of the Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	139

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory, fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2020, and continued to hold your shares at the end of the reporting period, August 31, 2020.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan High Yield Municipal Fund
Class A
Actual	$1,000.00	$951.00	$3.15	0.64%
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class C
Actual	1,000.00	949.30	5.60	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class I
Actual	1,000.00	951.50	2.66	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54
Class R6
Actual	1,000.00	951.90	2.16	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,003.70	3.48	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class C
Actual	1,000.00	1,001.10	6.00	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19
Class I
Actual	1,000.00	1,005.90	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Class R6
Actual	1,000.00	1,006.10	0.96	0.19
Hypothetical	1,000.00	1,024.25	0.97	0.19

140	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
Class A
Actual	$1,000.00	$1,005.80	$3.49	0.69%
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class C
Actual	1,000.00	1,003.00	6.26	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I
Actual	1,000.00	1,006.10	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class R6
Actual	1,000.00	1,007.60	1.72	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

JPMorgan Tax Free Bond Fund
Class A
Actual	1,000.00	992.40	3.31	0.66
Hypothetical	1,000.00	1,021.88	3.36	0.66
Class C
Actual	1,000.00	989.40	6.22	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I
Actual	1,000.00	992.60	2.26	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	993.70	2.01	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,002.50	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class I
Actual	1,000.00	1,004.50	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	141

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2020, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11 2020.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent management consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the

Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the market volatility caused by the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

142	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A.

(“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with expense caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	143

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefitted from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefitted from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior /Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the High Yield Municipal Fund and Ultra-Short Municipal Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by

Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including standard deviation, Sharpe ratio, credit quality, and duration compared to customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the High Yield Municipal Fund’s performance for Class A shares was in the first, fifth and fifth quintiles based upon the Peer Group, and in the second, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the first, fourth, and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including changes to the investment strategy that went into effect on November 1, 2018, and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances. The Trustees requested, however, that the Adviser

144	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Municipal Income Fund’s performance for Class A shares was in the fifth, fourth and fourth quintiles based upon the Peer Group, for the one-, three, and five-year periods ended December 31, 2019, respectively, and in the fourth quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class I shares was in the fourth quintile based upon the Peer Group, for each of the one-, three-, and five-year periods ended December 31, 2019, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the third, fourth and fifth quintiles based upon the Peer Group, for the one-, three-, and five-year periods ended December 31, 2019, respectively, and in the third, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the second quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon the Universe, for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the fourth quintile based upon the Peer Group, for each of the one-, three, and five-year periods ended December 31, 2019, and in the third, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The

Trustees noted that the performance for Class I shares was in the third quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class R6 shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the fourth and fifth quintiles based upon the Peer Group, for the one- and three-year periods ended December 31, 2019, respectively, and in the fifth quintile based upon the Universe, for each of the one- and three-year periods ended December 31, 2019. The Trustees notes that the performance for Class I shares was in the fourth quintile based upon the Universe, for the one- and three-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, concluded that the performance was satisfactory, under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

AUGUST 31, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	145

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the High Yield Municipal Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Municipal Income Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and actual total expenses for Class I shares were in the first and third quintiles, based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and first quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class I shares and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile, and the actual total expenses for Class I shares were in the second quintile based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile for both the Peer Group and the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

146	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2020

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. August 2020.	SAN-MUNIBOND-820

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2020 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Securities Lending Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.

You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

OCTOBER 23, 2020 (Unaudited)

Dear Shareholders,

Even as the U.S. economy has endured a severe contraction since the start of the pandemic, financial markets have generally rebounded from lows seen in March 2020 amid unprecedented support from the Federal Reserve (the “Fed”) and investor optimism about efforts to contain the spread of COVID-19.

“Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.”

— Andrea L. Lisher

In response to an acute sell-off in financial markets in February and March 2020, the Fed unveiled an array of lending and asset purchasing programs designed to head off a liquidity crisis in credit markets and maintain the flow of credit to the public and private sectors. The Fed also slashed interest rates in March 2020, as jobless claims spiked to record highs, which helped to bolster equity markets. In the following months, financial market volatility subsided and asset prices generally began to rebound, though global oil prices remained at historically low levels amid a steep drop off in demand and slower economic activity. For the six months ended August 31, 2020, the S&P 500 Index returned 19.6% and the Bloomberg Barclays U.S. Aggregate Index returned 2.9%.

Our long-term view remains one of cautious optimism, but we recognize the near-term risks stemming from uncertainty surrounding additional fiscal support and efforts to contain COVID-19. The pace of economic activity looks set to slow into the end of the year as services remain under pressure, and additional stimulus may be required to keep the economy on track in 2021. That said, volatility in financial markets could begin to recede as the results of the November 3rd election provide clarity on the contours of the political landscape going forward. Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	1

FUNDS COMMENTARY

October 27, 2020

Dear Shareholders,

The emergence of COVID-19 caused the deepest downturn in economic activity since World War II. The rapid spread of the COVID-19 virus led to a collapse in the economy that fed back into financial markets. Money market flows were shaped by investors’ need to preserve and build liquidity buffers. At the height of financial market uncertainty in early March, demand for liquidity strained short-term credit markets and spread into broader financial markets.

“Throughout this turbulent year, JPMorgan Global Liquidity has responded to unprecedented conditions by drawing on JPMorgan’s global resources and expertise to seek to deliver effective short-term fixed income strategies.”
— John T. Donohue

U.S. government money market funds served as the liquidity vehicle of choice for our Funds’ investors. Industry wide, hundreds of billions of dollars were allocated into these funds as investors of all types were seeking liquidity and government money market funds’ assets under management increased by $834 billion in March 2020. Conversely, prime money market funds experienced $139 billion in outflows during the month. If one were to assume that all prime money market outflows were inflows into government money market funds, an additional $695 billion had also flowed into government money market funds from other sources.

In response to the severe sell-off in financial markets in February and March 2020, the U.S. Federal Reserve (the “Fed”) introduced an array of facilities designed to restore liquidity and maintain the flow of credit to the public and private sectors, in addition to cutting interest rates. Primarily targeting the short-term markets, the Fed launched the Commercial

Paper Funding Facility and the Money Market Mutual Fund Liquidity Facility (MMLF). MMLF assets reached a high of $53 billion on April 8, 2020 and have since declined sharply. The Fed’s strong actions telegraphed to the financial market a willingness to take the necessary steps to ensure liquidity and the flow of credit to the financial markets.

Following the Fed’s actions, the return of investor confidence was evident as a rotation of assets from government money market funds and other sources found their way back to prime money market funds. Flows into prime money market funds were swift, with prime sector total assets under management rising above pre-pandemic levels. Additionally, as interest rates continued to drift lower, the yield spread between prime money market funds and government money market funds became a larger consideration for investors.

There remains great uncertainty regarding the path of the U.S. economy and financial markets given that efforts to contain COVID-19 have had mixed results, coupled with lack of a readily available and effective vaccine. Throughout this turbulent year, JPMorgan Global Liquidity has responded to unprecedented conditions by drawing on JPMorgan’s global resources and expertise to seek to deliver effective short-term fixed income strategies.

On behalf of JPMorgan Global Liquidity, we thank you for your continued partnership and trust in our company and our product.

Sincerely yours,

John T. Donohue

CEO Asset Management Americas & Head of Global Liquidity

J.P. Morgan Asset Management

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class C, Academy, Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2020	$87.5 Billion
Weighted Average Maturity^	54 calendar days
Weighted Average Life^^	81 calendar days

MATURITY SCHEDULE*^
1 calendar day	32.6%
2–7 calendar days	5.1
8–30 calendar days	12.9
31–60 calendar days	16.5
61–90 calendar days	13.9
91–180 calendar days	12.1
181+ calendar days	6.9

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Class C Shares	0.01%
Academy Shares	0.20
Agency Shares	0.12
Capital Shares	0.20
IM Shares	0.24
Institutional Class Shares	0.17
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Class C Shares, Academy Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (4.93)%, 0.18%, 0.09%, 0.19%, 0.24%, 0.14%, (0.13)%, (0.06)% and (2.57)% for Class C Shares, Academy Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan Institutional Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of August 31, 2020	$1.8 Billion
Weighted Average Maturity^	31 calendar days
Weighted Average Life^^	34 calendar days

MATURITY SCHEDULE*^
1 calendar day	32.8%
2–7 calendar days	0.1
8–30 calendar days	50.8
31–60 calendar days	2.3
61–90 calendar days	2.1
91–180 calendar days	6.1
181+ calendar days	5.8

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Capital Shares	0.02
IM Shares	0.05
Institutional Class Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.13)%, (0.01)%, 0.05% and (0.06)% for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Securities Lending Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of August 31, 2020	$3.7 Billion
Weighted Average Maturity^	40 calendar days
Weighted Average Life^^	79 calendar days

MATURITY SCHEDULE*^
1 calendar day	45.0%
2–7 calendar days	0.3
8–30 calendar days	12.5
31–60 calendar days	15.6
61–90 calendar days	14.5
91–180 calendar days	8.9
181+ calendar days	3.2

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency SL Shares	0.32%

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)	The yield for Agency SL Shares reflects the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yield would have been 0.24% for Agency SL Shares.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2020	$12.5 Billion
Weighted Average Maturity^^	54 calendar days
Weighted Average Life^^^	85 calendar days

MATURITY SCHEDULE*^^
1 calendar day	31.7%
2–7 calendar days	6.3
8–30 calendar days	11.6
31–60 calendar days	15.1
61–90 calendar days	14.2
91–180 calendar days	15.0
181+ calendar days	6.1

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Class C Shares	0.01%
Agency Shares	0.14
Capital Shares	0.21
Institutional Class Shares	0.19
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.75)%, 0.11%, 0.21%, 0.16%, (0.28)%, (0.21)%, (0.05)% and (1.00)% for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2020	$180.9 Billion
Weighted Average Maturity^	32 calendar days
Weighted Average Life^^	101 calendar days

MATURITY SCHEDULE*^
1 calendar day	35.0%
2–7 calendar days	6.4
8–30 calendar days	23.0
31–60 calendar days	13.2
61–90 calendar days	13.1
91–180 calendar days	7.0
181+ calendar days	2.3

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Academy Shares	0.03%
Agency Shares	0.01
Capital Shares	0.03
E*Trade Shares	0.01
IM Shares	0.08
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.03%, (0.07)%, 0.02%, (0.82)%, 0.08%, (0.02)%, (0.27)%, (0.37)%, (0.22)%, (0.49)% and (0.81)% for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, IM, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2020	$37.0 Billion
Weighted Average Maturity^	28 calendar days
Weighted Average Life^^	58 calendar days

MATURITY SCHEDULE*^
1 calendar day	45.2%
2–7 calendar days	1.3
8–30 calendar days	24.6
31–60 calendar days	5.9
61–90 calendar days	13.1
91–180 calendar days	9.0
181+ calendar days	0.9

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Class C Shares	0.01%
Agency Shares	0.01
Capital Shares	0.06
IM Shares	0.11
Institutional Class Shares	0.03
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020 .
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.89)%, (0.04)%, 0.05%, 0.11%, 0.00%, (0.24)%, (0.34)%, (0.19)% and (0.63)% for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier Shares
Net Assets as of August 31, 2020	$3.2 Billion
Weighted Average Maturity^	38 calendar days
Weighted Average Life^^	88 calendar days

MATURITY SCHEDULE*^
1 calendar day	30.1%
8–30 calendar days	22.9
31–60 calendar days	9.5
61–90 calendar days	34.4
91–180 calendar days	3.1

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.08)%, (0.03)%, (0.41)% and (0.23)% for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2020	$111.6 Billion
Weighted Average Maturity^	54 calendar days
Weighted Average Life^^	96 calendar days

MATURITY SCHEDULE*^
1 calendar day	15.7%
2–7 calendar days	0.6
8–30 calendar days	16.1
31–60 calendar days	12.9
61–90 calendar days	38.2
91–180 calendar days	16.5

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Capital Shares	0.04
IM Shares	0.07
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.07)%, 0.03%, 0.07%, (0.03)%, (0.37)%, (0.22)% and (0.47)% for Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2020	$10.7 Billion
Weighted Average Maturity^	41 calendar days
Weighted Average Life^^	41 calendar days

MATURITY SCHEDULE**^
1 calendar day	17.1%
8–30 calendar days	63.1
31–60 calendar days	4.0
61–90 calendar days	0.9
91–180 calendar days	5.9
181+ calendar days	9.0

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.07)%, (0.02)%, (0.37)%, (0.22)% and (0.47)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service Shares
Net Assets as of August 31, 2020	$1.2 Billion
Weighted Average Maturity^^	38 calendar days
Weighted Average Life^^^	38 calendar days

MATURITY SCHEDULE**^^
1 calendar day	21.4%
2–7 calendar days	2.8
8–30 calendar days	58.2
31–60 calendar days	2.7
61–90 calendar days	1.5
91–180 calendar days	5.5
181+ calendar days	7.9

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.05%
Institutional Class Shares	0.10
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.01%, 0.06%, (0.29)%, (0.14)% and (0.73)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan California Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service
Net Assets as of August 31, 2020	$412.0 Million
Weighted Average Maturity^^	47 calendar days
Weighted Average Life^^^	47 calendar days

MATURITY SCHEDULE**^^
1 calendar day	11.4%
2–7 calendar days	9.3
8–30 calendar days	49.7
31–60 calendar days	9.7
61–90 calendar days	4.1
91–180 calendar days	3.8
181+ calendar days	12.0

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.12)%, (0.06)%, (0.41)%, (0.27)% and (0.86)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier, Reserve and Service
Net Assets as of August 31, 2020	$1.2 Billion
Weighted Average Maturity^^	40 calendar days
Weighted Average Life^^^	40 calendar days

MATURITY SCHEDULE**^^
1 calendar day	12.1%
2–7 calendar days	0.1
8–30 calendar days	73.5
31–60 calendar days	2.1
61–90 calendar days	0.2
91–180 calendar days	0.4
181+ calendar days	11.6

7-DAY SEC YIELD AS OF AUGUST 31, 2020(1)
Agency Shares	0.01%
Institutional Class Shares	0.04
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.06)%, (0.01)%, (0.39)%, (0.21)%, (0.46)% and (0.81)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 29.8%

Bank of Montreal, 0.11%, dated 8/31/2020, due 9/7/2020, repurchase price $400,009, collateralized by FHLMC, 0.46% - 6.50%, due 5/15/2025 - 10/25/2049, FNMA, 0.43% - 6.00%, due 8/25/2024 - 9/25/2049 and GNMA, 1.50% - 4.00%, due 6/16/2028 - 1/20/2070, with a value of $412,079.	400,000	400,000

Barclays Capital, Inc., 0.36%, dated 8/31/2020, due 10/5/2020, repurchase price $400,138, collateralized by Collateralized Mortgage Obligations, 0.00% - 29.08%, due 10/25/2021 - 11/17/2062, FHLMC, 2.53% - 11.93%, due 10/25/2029 - 8/25/2056 and FNMA Connecticut Avenue Securities, 3.43% - 9.43%, due 10/25/2029 - 10/25/2049, with a value of $432,000.	400,000	400,000

Barclays Capital, Inc., 0.41%, dated 8/31/2020, due 10/5/2020, repurchase price $180,071, collateralized by Collateralized Mortgage Obligations, 0.00% - 6.05%, due 5/15/2028 - 3/25/2061, FHLMC, 1.83% - 5.28%, due 7/25/2030 - 6/27/2050 and FNMA Connecticut Avenue Securities, 2.18% - 4.33%, due 9/25/2029 - 1/25/2040, with a value of $194,400.	180,000	180,000

BMO Capital Markets Corp., 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $110,001, collateralized by Asset-Backed Securities, 0.00% - 4.34%, due 2/15/2022 - 8/15/2068, Collateralized Mortgage Obligations, 0.81% - 3.06%, due 7/25/2035 - 10/13/2048, Corporate Notes and Bonds, 0.91% - 9.38%, due 1/25/2021 - 2/1/2055, FHLMC, 2.54%, due 7/25/2026, FNMA, 6.30%, due 10/17/2038 and Sovereign Government Securities, 0.30% - 2.50%, due 10/16/2020 - 7/29/2025, with a value of $116,439.	110,000	110,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $275,002, collateralized by Asset-Backed Securities, 0.00% - 6.18%, due 8/10/2022 - 1/25/2043, Collateralized Mortgage Obligations, 0.51% - 2.38%, due 7/25/2035 - 1/15/2049, Corporate Notes and Bonds, 0.44% - 9.81%, due 9/21/2020 - 12/31/2099, FHLMC, 1.50% - 5.33%, due 11/1/2030 - 8/1/2050, FNMA, 0.30% - 6.30%, due 3/1/2021 - 2/1/2048, GNMA, 2.50% - 4.50%, due 2/15/2022 - 8/20/2050 and Sovereign Government Securities, 0.30% - 0.38%, due 10/16/2020 - 7/29/2025 with a value of $289,748.	275,000	275,000

BMO Capital Markets Corp., 0.23%, dated 8/31/2020, due 9/7/2020, repurchase price $105,005, collateralized by Asset-Backed Securities, 0.00% - 4.23%, due 9/15/2022 - 1/25/2043, Collateralized Mortgage Obligations, 0.93% - 1.90%, due 8/12/2042 - 4/12/2049 and Corporate Notes and Bonds, 3.35%, due 10/22/2022, with a value of $110,315.	105,000	105,000

BMO Capital Markets Corp., 0.33%, dated 8/31/2020, due 9/7/2020, repurchase price $20,001, collateralized by Asset-Backed Securities, 0.00% - 3.68%, due 8/10/2022 - 2/18/2042, Collateralized Mortgage Obligations, 0.11% - 4.01%, due 6/10/2038 - 3/17/2048, Corporate Notes and Bonds, 2.20% - 6.25%, due 11/22/2020 - 3/25/2040 and FHLMC, 2.00% - 2.50%, due 8/1/2050 - 9/1/2050 with a value of $21,597.	20,000	20,000

BMO Capital Markets Corp., 0.33%, dated 8/31/2020, due 9/8/2020, repurchase price $25,002, collateralized by Asset-Backed Securities, 0.00% - 8.10%, due 2/15/2022 - 1/25/2057, Collateralized Mortgage Obligations, 0.37% - 7.39%, due 11/25/2032 - 11/25/2058, Corporate Notes and Bonds, 0.91% - 6.88%, due 3/22/2022 - 1/1/2099, FHLMC, 2.00% - 2.50%, due 8/1/2040 - 9/1/2050, FNMA, 1.21% - 4.00%, due 8/1/2030 - 8/1/2050, GNMA, 2.27% - 5.50%, due 2/20/2049 - 8/20/2062 and Sovereign Government Securities, 0.38%, due 7/29/2025 with a value of $26,578.	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.26%, dated 8/31/2020, due 9/1/2020, repurchase price $205,001, collateralized by Asset-Backed Securities, 0.56% - 5.72%, due 3/15/2027 - 6/20/2047, Collateralized Mortgage Obligations, 0.71% - 5.30%, due 11/26/2029 - 1/25/2066, Corporate Notes and Bonds, 0.00% - 7.00%, due 11/15/2022 - 4/6/2050 and U.S. Treasury Securities, 0.00% - 2.13%, due 9/1/2020 - 11/30/2024 with a value of $218,658.	205,000	205,000

Bofa Securities, Inc., 0.18%, dated 8/31/2020, due 9/1/2020, repurchase price $200,001, collateralized by Common Stocks, 0.00%, due 1/1/2099 and Preferred Stocks, 0.00% - 10.88%, due 10/30/2020 - 11/1/2102, with a value of $216,000.	200,000	200,000

Bofa Securities, Inc., 0.36%, dated 8/31/2020, due 10/5/2020, repurchase price $250,088, collateralized by Common Stocks, 0.00%, due 1/1/2099 and Preferred Stocks, 5.15% - 10.00%, due 8/1/2042 - 1/1/2099, with a value of $270,000.	250,000	250,000

Bofa Securities, Inc., 0.49%, dated 8/31/2020, due 10/5/2020, repurchase price $200,095, collateralized by Asset-Backed Securities, 0.46% - 4.50%, due 7/20/2027 - 10/15/2048 and Collateralized Mortgage Obligations, 1.56% - 4.98%, due 7/12/2030 - 4/17/2063, with a value of $214,649.	200,000	200,000

Bofa Securities, Inc., 0.49%, dated 8/31/2020, due 10/20/2020, repurchase price $342,033, collateralized by Corporate Notes and Bonds, 0.00% - 13.00%, due 1/15/2021 - 12/31/2099, with a value of $369,144.	341,800	341,800

Credit Suisse Securities USA LLC, 0.29%, dated 8/31/2020, due 9/2/2020, repurchase price $60,001, collateralized by Collateralized Mortgage Obligations, 0.00%, due 4/25/2045, with a value of $64,804.	60,000	60,000

Credit Suisse Securities USA LLC, 0.51%, dated 8/31/2020, due 10/5/2020, repurchase price $150,074, collateralized by Asset-Backed Securities, 0.44% - 15.00%, due 8/28/2023 - 5/29/2059 and Collateralized Mortgage Obligations, 0.00% - 45.34%, due 4/7/2033 - 1/26/2051, with a value of $162,998.	150,000	150,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $5,000,013, collateralized by U.S. Treasury Securities, 0.13% - 4.50%, due 4/15/2022 - 11/15/2049, with a value of $5,100,000.	5,000,000	5,000,000

Fixed Income Clearing Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $5,000,013, collateralized by U.S. Treasury Securities, 0.50% - 3.13%, due 8/15/2027 - 8/15/2040, with a value of $5,100,000.	5,000,000	5,000,000

Fixed Income Clearing Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $7,000,018, collateralized by U.S. Treasury Securities, 0.13% - 0.75%, due 7/15/2023 - 2/15/2042, with a value of $7,140,000.	7,000,000	7,000,000

HSBC Securities USA, Inc., 0.19%, dated 8/31/2020, due 9/1/2020, repurchase price $20,000, collateralized by Asset-Backed Securities, 0.64%, due 6/15/2039 and Municipal Debt Securities, 0.00%, due 8/1/2031, with a value of $21,200.	20,000	20,000

HSBC Securities USA, Inc., 0.19%, dated 8/31/2020, due 9/1/2020, repurchase price $75,000, collateralized by Corporate Notes and Bonds, 2.25% - 6.75%, due 1/8/2021 - 12/15/2066 and Sovereign Government Securities, 0.96% - 4.50%, due 2/27/2022 - 4/15/2070, with a value of $78,750.	75,000	75,000

ING Financial Markets LLC, 0.23%, dated 8/31/2020, due 9/1/2020, repurchase price $75,000, collateralized by Sovereign Government Securities, 6.84% - 6.88%, due 8/4/2026 - 1/23/2030, with a value of $81,001.	75,000	75,000

ING Financial Markets LLC, 0.23%, dated 8/31/2020, due 9/1/2020, repurchase price $400,003, collateralized by Corporate Notes and Bonds, 4.56% - 7.00%, due 3/17/2024 - 1/1/2099 and Sovereign Government Securities, 4.63% - 8.88%, due 1/22/2021 - 1/14/2041, with a value of $432,004.	400,000	400,000

ING Financial Markets LLC, 0.32%, dated 8/31/2020, due 9/2/2020, repurchase price $100,002, collateralized by Corporate Notes and Bonds, 4.56% - 7.00%, due 1/27/2025 - 1/1/2099 and Sovereign Government Securities, 5.63% - 6.88%, due 8/4/2026 - 2/21/2047, with a value of $108,028.	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

ING Financial Markets LLC, 0.32%, dated 8/31/2020, due 9/4/2020, repurchase price $10,000, collateralized by Corporate Notes and Bonds, 5.30% - 6.75%, due 1/27/2025 - 6/3/2050 and Sovereign Government Securities, 6.84%, due 1/23/2030, with a value of $10,803.	10,000	10,000

ING Financial Markets LLC, 0.32%, dated 8/31/2020, due 9/10/2020, repurchase price $50,004, collateralized by Corporate Notes and Bonds, 4.56% - 6.75%, due 3/17/2024 - 6/3/2050 and Sovereign Government Securities, 6.84%, due 1/23/2030, with a value of $54,015.	50,000	50,000

ING Financial Markets LLC, 0.28%, dated 8/31/2020, due 9/28/2020, repurchase price $50,011, collateralized by Corporate Notes and Bonds, 4.38% - 6.75%, due 5/20/2023 - 6/3/2050 and Sovereign Government Securities, 6.84%, due 1/23/2030, with a value of $54,013.	50,000	50,000

Mitsubishi UFJ Trust & Banking Corp., 0.28%, dated 8/31/2020, due 9/2/2020, repurchase price $1,000,016, collateralized by Corporate Notes and Bonds, 0.00% - 4.15%, due 5/13/2022 - 5/1/2030, with a value of $1,042,997.	1,000,000	1,000,000

Societe Generale SA, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $1,000,003, collateralized by FHLMC, 0.00% - 5.55%, due 10/15/2022 - 9/1/2050, FNMA, 0.88% - 5.70%, due 5/25/2023 - 8/1/2050, GNMA, 0.41% - 3.50%, due 12/20/2026 - 8/20/2050 and U.S. Treasury Securities, 0.00% - 8.13%, due 9/17/2020 - 2/15/2050 with a value of $1,020,055.	1,000,000	1,000,000

Societe Generale SA, 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $736,004, collateralized by Asset-Backed Securities, 2.70% - 8.00%, due 2/15/2027 - 11/1/2033, Corporate Notes and Bonds, 0.40% - 8.63%, due 1/19/2021 - 12/31/2099 and Sovereign Government Securities, 0.82% - 5.35%, due 9/14/2021 - 5/15/2051, with a value of $772,943.	736,000	736,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 0.30%, dated 8/31/2020, due 9/1/2020, repurchase price $700,006, collateralized by Asset-Backed Securities, 0.28% - 8.09%, due 1/25/2030 - 2/28/2041, Collateralized Mortgage Obligations, 0.37% - 6.21%, due 1/12/2034 - 8/17/2049, Corporate Notes and Bonds, 4.63%, due 1/15/2025, FHLMC, 0.83% - 3.73%, due 8/27/2029 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.18% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 2.63% - 11.88%, due 1/22/2021 - 1/23/2050, with a value of $756,006.	700,000	700,000

Societe Generale SA, 0.32%, dated 8/31/2020, due 9/1/2020, repurchase price $200,002, collateralized by Asset-Backed Securities, 0.32% - 5.02%, due 7/15/2030 - 3/25/2037, Collateralized Mortgage Obligations, 0.37% - 6.00%, due 1/12/2034 - 12/16/2072, Corporate Notes and Bonds, 3.88% - 12.00%, due 6/1/2021 - 7/23/2048, FHLMC, 2.03% - 3.28%, due 2/25/2050 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.18% - 3.18%, due 10/25/2029 - 1/25/2040 and Sovereign Government Securities, 4.25% - 11.88%, due 4/15/2024 - 2/17/2045, with a value of $215,409.	200,000	200,000

Societe Generale SA, 0.32%, dated 8/31/2020, due 9/3/2020, repurchase price $365,010, collateralized by Asset-Backed Securities, 0.32% - 8.09%, due 3/17/2025 - 10/25/2046, Collateralized Mortgage Obligations, 0.37% - 6.21%, due 11/15/2032 - 12/16/2072, Corporate Notes and Bonds, 4.25% - 12.00%, due 11/15/2022 - 2/1/2031, FHLMC, 2.03% - 3.28%, due 12/26/2029 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.18% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 2.63% - 11.88%, due 1/22/2021 - 5/11/2047, with a value of $394,225.	365,000	365,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.33%, dated 8/31/2020, due 10/1/2020, repurchase price $400,114, collateralized by Collateralized Mortgage Obligations, 2.75%, due 12/16/2072, Corporate Notes and Bonds, 4.25% - 11.75%, due 11/1/2023 - 2/1/2031, FHLMC, 2.08%, due 1/25/2050, FNMA Connecticut Avenue Securities, 2.33%, due 11/25/2039 and Sovereign Government Securities, 4.25% - 11.88%, due 3/25/2022 - 5/11/2047, with a value of $432,123.	400,000	400,000

TD Securities (USA) LLC, 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $250,001, collateralized by Asset-Backed Securities, 4.80%, due 2/15/2029 and Corporate Notes and Bonds, 1.10% - 6.50%, due 2/4/2021 - 7/1/2050, with a value of $262,581.	250,000	250,000

UBS Securities LLC, 0.29%, dated 8/31/2020, due 9/7/2020, repurchase price $300,017, collateralized by Asset-Backed Securities, 0.99%, due 11/9/2020, Collateralized Mortgage Obligations, 3.44%, due 9/17/2048, Commercial Paper, 0.00%, due 1/28/2021 and Corporate Notes and Bonds, 0.73% - 11.50%, due 9/15/2020 - 12/31/2099 with a value of $321,044.	300,000	300,000

Wells Fargo Securities LLC, 0.23%, dated 8/31/2020, due 9/2/2020, repurchase price $52,001, collateralized by Certificates of Deposit, 0.00%, due 12/21/2020 - 10/3/2025, with a value of $54,602.	52,000	52,000

Wells Fargo Securities LLC, 0.23%, dated 8/31/2020, due 9/3/2020, repurchase price $104,002, collateralized by Sovereign Government Securities, 2.38% - 10.63%, due 1/15/2021 - 9/20/2048, with a value of $109,219.	104,000	104,000

Wells Fargo Securities LLC, 0.55%, dated 8/31/2020, due 9/21/2020, repurchase price $250,080, collateralized by Certificates of Deposit, 0.00% - 0.28%, due 9/15/2020 - 8/25/2021, with a value of $262,861.	250,000	250,000

Total Repurchase Agreements (Cost $26,058,800)		26,058,800

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.7%

U.S. Treasury Floating Rate Notes (US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.22%, 9/1/2020 (b) (Cost $649,943)	650,000	649,943

Corporate Notes — 0.4%

Banks — 0.4%

Barclays Bank plc (United Kingdom)

(OBFR + 0.15%), 0.23%, 9/1/2020 (b) (c)	125,000	125,000

(OBFR + 0.30%), 0.38%, 9/1/2020 (b) (c)	200,000	200,000

Total Corporate Notes (Cost $325,000)		325,000

Municipal Bonds — 0.2%

Alaska — 0.1%

Alaska Housing Finance Corp., State Capital Project Series 2018A, Rev., VRDO, 0.17%, 9/8/2020 (d)	65,000	65,000

New York — 0.1%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	110,000	113,103

Total Municipal Bonds (Cost $177,827)		178,103

Short-Term Investments — 68.5%

Certificates of Deposit — 41.7%

ABN Amro Bank NV (Netherlands) 0.25%, 2/22/2021 (e)	65,000	64,919

Agricultural Bank of China Ltd. (China) 0.65%, 10/20/2020	100,000	100,049

Banco Del Estado De Chile (Chile)

0.35%, 9/14/2020	50,000	50,004

0.32%, 9/25/2020	24,000	24,003

0.30%, 10/6/2020	100,000	100,014

0.28%, 10/23/2020	150,000	150,023

Bank of Montreal (Canada)

1.53%, 9/28/2020	200,000	200,000

1.40%, 10/1/2020	200,000	200,222

0.20%, 10/30/2020	100,000	100,010

(ICE LIBOR USD 3 Month + 0.03%), 0.29%, 11/27/2020 (b)	100,000	100,000

0.23%, 2/12/2021	200,000	200,014

0.23%, 5/26/2021	200,000	200,000

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 1 Month + 0.17%), 0.35%, 9/24/2020 (b)	165,000	165,058

(ICE LIBOR USD 3 Month + 0.10%), 0.40%, 10/6/2020 (b)	110,000	110,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.11%), 0.41%, 10/6/2020 (b)	60,000	60,000

(ICE LIBOR USD 3 Month + 0.05%), 0.33%, 10/8/2020 (b)	60,000	60,000

(ICE LIBOR USD 3 Month + 0.08%), 0.36%, 10/8/2020 (b)	180,000	180,000

(ICE LIBOR USD 3 Month + 0.08%), 0.34%, 10/23/2020 (b)	70,000	70,031

(ICE LIBOR USD 3 Month + 0.05%), 0.30%, 10/28/2020 (b)	85,000	85,000

(ICE LIBOR USD 3 Month + 0.08%), 0.35%, 10/29/2020 (b)	25,000	25,011

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/6/2020 (b)	150,000	150,000

(ICE LIBOR USD 3 Month + 0.10%), 0.36%, 11/14/2020 (b)	200,000	200,126

0.57%, 11/30/2020	200,000	200,183

BNP Paribas SA (France)

(ICE LIBOR USD 3 Month + 0.08%), 0.38%, 10/3/2020(b)	180,000	180,000

0.40%, 3/3/2021	553,000	553,475

0.24%, 5/24/2021	100,000	99,993

0.24%, 5/25/2021	75,000	74,995

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/10/2020(b)	260,000	260,201

1.65%, 10/1/2020	500,000	500,000

0.42%, 7/7/2021	330,000	330,462

China Construction Bank Corp. (China)

0.65%, 10/21/2020	50,000	50,021

0.65%, 10/22/2020	55,000	55,023

0.65%, 10/23/2020	45,000	45,019

0.61%, 10/26/2020	100,000	100,037

0.61%, 11/2/2020	100,000	100,037

0.61%, 11/3/2020	75,000	75,027

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 3 Month + 0.09%), 0.43%, 9/2/2020 (b)	200,000	200,000

(ICE LIBOR USD 1 Month + 0.10%), 0.26%, 9/28/2020 (b)	50,000	50,017

1.35%, 10/6/2020	100,000	100,126

1.10%, 10/14/2020	80,000	80,097

(ICE LIBOR USD 3 Month + 0.08%), 0.35%, 10/30/2020 (b)	170,000	169,969

(ICE LIBOR USD 3 Month + 0.15%), 0.40%, 11/6/2020 (b)	45,000	45,040

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.32%), 0.56%, 11/7/2020 (b)	133,000	133,216

(ICE LIBOR USD 3 Month + 0.04%), 0.32%, 11/17/2020 (b)	430,000	430,000

Credit Agricole Corporate and Investment Bank (France)

(ICE LIBOR USD 3 Month + 0.11%), 0.39%, 10/8/2020 (b)	162,000	162,039

0.39%, 3/16/2021	102,000	102,108

Credit Industriel et Commercial (France)

1.84%, 9/10/2020 (e)	450,000	449,974

1.40%, 10/1/2020	130,000	130,147

1.35%, 10/5/2020	200,000	200,245

(ICE LIBOR USD 3 Month + 0.08%), 0.38%, 10/5/2020 (b)	150,000	150,000

1.71%, 11/16/2020 (e)	195,000	194,901

0.65%, 11/20/2020 (e)	185,000	184,901

0.58%, 11/23/2020 (e)	340,000	339,809

0.50%, 12/1/2020 (e)	225,000	224,859

0.34%, 1/4/2021	120,000	120,066

0.31%, 1/7/2021	135,000	135,061

0.26%, 6/2/2021	125,000	125,000

Credit Suisse AG (Switzerland)

1.40%, 10/2/2020	75,000	75,082

1.55%, 10/6/2020	70,000	70,000

1.33%, 11/24/2020	350,000	350,934

1.45%, 1/7/2021	385,000	386,690

0.47%, 2/26/2021	240,000	240,274

0.39%, 4/8/2021	100,000	100,078

0.39%, 4/9/2021	75,000	75,058

0.38%, 4/12/2021	300,000	300,216

0.29%, 5/11/2021	200,000	200,014

0.29%, 5/17/2021	300,000	300,013

0.28%, 6/4/2021	190,000	189,980

DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.15%), 0.40%, 11/6/2020(b)	100,000	100,068

DZ Bank AG (Germany)

0.72%, 10/29/2020 (e)	210,000	209,944

0.30%, 11/12/2020 (e)	70,000	69,976

0.50%, 11/13/2020 (e)	100,000	99,965

0.22%, 5/28/2021 (e)	100,000	99,836

HSBC Bank USA NA

1.25%, 10/7/2020	335,000	335,357

1.15%, 10/14/2020	192,000	192,215

0.95%, 10/20/2020	60,000	60,058

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Industrial & Commercial Bank of China Ltd. (China)

0.63%, 10/23/2020	102,000	102,060

0.60%, 10/26/2020	185,000	185,106

ING Bank Australia Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.18%), 0.42%, 11/8/2020 (b)	295,000	295,100

ING Bank NV (Netherlands)

(ICE LIBOR USD 3 Month + 0.12%), 0.40%, 10/8/2020 (b)	583,000	583,082

(ICE LIBOR USD 3 Month + 0.10%), 0.35%, 11/5/2020 (b)	331,000	331,000

(ICE LIBOR USD 3 Month + 0.08%), 0.33%, 11/6/2020 (b)	185,000	185,000

0.54%, 2/11/2021	135,000	135,151

KBC Bank NV (Cayman Islands)

0.10%, 9/1/2020	100,000	100,000

0.31%, 1/8/2021 (e)	255,000	254,795

Landesbank Hessen-Thueringen Girozentrale (Germany)

0.67%, 11/4/2020 (e)	200,000	199,961

0.65%, 11/5/2020 (e)	200,000	199,961

0.64%, 11/6/2020 (e)	125,000	124,975

0.58%, 11/16/2020 (e)	150,000	149,964

Mitsubishi UFJ Trust & Banking Corp. (Japan)

0.39%, 10/5/2020 (e)	60,000	59,991

0.36%, 1/15/2021	50,000	50,030

0.36%, 1/19/2021	100,000	100,061

0.37%, 1/20/2021	150,000	150,097

0.36%, 1/28/2021	150,000	150,094

Mizuho Bank Ltd. (Japan)

0.36%, 9/2/2020 (e)	100,000	99,999

(ICE LIBOR USD 1 Month + 0.10%), 0.26%, 9/10/2020 (b)	150,000	150,000

0.31%, 9/15/2020	173,000	173,014

(ICE LIBOR USD 1 Month + 0.18%), 0.34%, 9/20/2020 (b)	100,000	100,026

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/29/2020 (b)	173,000	173,028

(ICE LIBOR USD 3 Month + 0.06%), 0.31%, 11/3/2020 (b)	50,000	50,004

(ICE LIBOR USD 3 Month + 0.05%), 0.32%, 11/16/2020 (b)	175,000	175,008

0.40%, 12/2/2020 (e)	100,000	99,933

0.49%, 12/2/2020 (e)	300,000	299,798

0.36%, 1/15/2021	100,000	100,057

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

0.36%, 1/19/2021	40,000	40,023

0.27%, 2/10/2021	330,000	330,061

0.27%, 2/22/2021	150,000	150,024

0.23%, 2/26/2021	200,000	200,000

MUFG Bank Ltd. (Japan)

0.40%, 9/21/2020 (e)	100,000	99,991

1.15%, 10/19/2020	305,000	305,422

0.39%, 11/20/2020	230,000	230,115

0.48%, 11/20/2020 (e)	100,000	99,949

0.25%, 11/30/2020	170,000	170,029

0.38%, 11/30/2020	127,000	127,063

0.23%, 1/20/2021	100,000	99,996

0.29%, 1/29/2021	170,000	170,036

0.22%, 2/1/2021	146,000	145,988

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/25/2020 (b)	325,000	325,039

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/27/2020 (b)	245,000	245,030

0.37%, 3/8/2021 (e)	220,000	219,782

0.38%, 3/23/2021 (e)	435,000	434,520

0.40%, 4/30/2021 (e)	171,000	170,757

Natixis SA (France)

(ICE LIBOR USD 3 Month + 0.11%), 0.44%, 9/4/2020 (b)	175,000	175,000

(ICE LIBOR USD 1 Month + 0.17%), 0.33%, 9/19/2020 (b)	185,000	185,095

1.40%, 10/2/2020	75,000	75,086

(ICE LIBOR USD 3 Month + 0.11%), 0.41%, 10/2/2020 (b)	300,000	300,000

1.40%, 10/6/2020	225,000	225,290

1.35%, 10/8/2020	300,000	300,391

1.10%, 11/16/2020	82,000	82,166

0.57%, 12/2/2020	34,000	34,034

0.52%, 12/14/2020	25,000	25,024

1.00%, 1/21/2021	150,000	150,482

0.55%, 2/17/2021	98,000	98,160

0.39%, 4/8/2021	50,000	50,044

0.29%, 5/3/2021	160,000	160,025

Nordea Bank Abp (Finland)

(ICE LIBOR USD 3 Month + 0.10%), 0.47%, 9/1/2020 (b)	350,000	350,262

(ICE LIBOR USD 3 Month + 0.10%), 0.43%, 9/8/2020 (b)	300,000	300,231

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/17/2020 (b)	234,000	234,222

(ICE LIBOR USD 3 Month + 0.10%), 0.37%, 10/13/2020 (b)	50,000	50,039

1.12%, 10/15/2020	96,000	96,121

(ICE LIBOR USD 3 Month + 0.10%), 0.36%, 11/14/2020 (b)	287,000	287,221

1.10%, 11/17/2020	210,000	210,437

(ICE LIBOR USD 3 Month + 0.10%), 0.35%, 11/21/2020 (b)	146,000	146,115

Norinchukin Bank (The) (Japan)

0.30%, 9/1/2020	150,000	150,001

1.20%, 9/4/2020	92,000	92,011

0.18%, 9/22/2020	100,000	100,003

0.17%, 10/9/2020	350,000	350,002

0.17%, 10/19/2020	125,000	124,999

0.17%, 10/23/2020	125,000	124,999

Oversea-Chinese Banking Corp. Ltd. (Singapore)

(ICE LIBOR USD 1 Month + 0.14%), 0.32%, 9/24/2020 (b)	125,000	125,049

1.54%, 10/5/2020	50,000	50,066

(SOFR + 0.17%), 0.24%, 11/6/2020 (b)	50,000	49,993

Rabobank International (United Kingdom) 0.26%, 2/26/2021 (e)	170,000	169,807

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/16/2020 (b)	70,000	70,050

(ICE LIBOR USD 3 Month + 0.12%), 0.42%, 9/24/2020 (b)	103,000	103,075

1.46%, 10/1/2020	135,000	135,158

(ICE LIBOR USD 3 Month + 0.11%), 0.38%, 10/9/2020 (b)	100,000	100,060

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/29/2020 (b)	132,000	132,036

(ICE LIBOR USD 3 Month + 0.30%), 0.55%, 11/4/2020 (b)	100,000	100,189

(ICE LIBOR USD 3 Month + 0.21%), 0.46%, 11/5/2020 (b)	83,000	83,107

1.30%, 1/7/2021	400,000	401,661

Skandinaviska Enskilda Banken AB (Sweden)

1.35%, 10/2/2020	100,000	100,109

1.25%, 10/8/2020	100,000	100,119

0.25%, 2/26/2021	50,000	50,011

0.20%, 3/9/2021	150,000	149,998

0.25%, 5/11/2021	325,000	325,059

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

0.24%, 5/20/2021	100,000	100,009

0.22%, 5/27/2021	120,000	119,991

Standard Chartered Bank (United Kingdom)

1.45%, 10/13/2020	200,000	200,295

0.97%, 10/27/2020	200,000	200,237

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 1 Month + 0.20%), 0.37%, 9/12/2020 (b)	270,000	270,107

(ICE LIBOR USD 1 Month + 0.22%), 0.38%, 9/13/2020 (b)	450,000	450,209

(ICE LIBOR USD 1 Month + 0.22%), 0.38%, 9/17/2020 (b)	175,000	175,080

(ICE LIBOR USD 1 Month + 0.12%), 0.29%, 9/18/2020 (b)	150,000	150,005

(ICE LIBOR USD 1 Month + 0.18%), 0.36%, 9/22/2020 (b)	170,000	170,060

(ICE LIBOR USD 1 Month + 0.18%), 0.34%, 9/28/2020 (b)	169,000	169,061

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/27/2020 (b)	85,000	85,021

0.35%, 12/1/2020	135,000	135,062

0.30%, 2/4/2021	500,000	500,148

0.26%, 2/5/2021	115,000	115,014

0.26%, 2/5/2021	100,000	100,012

0.25%, 2/24/2021	200,000	200,011

0.26%, 2/24/2021 (e)	75,000	74,897

0.26%, 2/26/2021 (e)	100,000	99,861

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.10%, 9/2/2020	100,000	100,000

0.10%, 9/3/2020	100,000	100,000

0.30%, 9/9/2020	260,000	260,012

1.19%, 10/20/2020 (e)	100,000	99,975

0.57%, 11/12/2020 (e)	125,000	124,946

0.55%, 11/13/2020 (e)	240,000	239,894

0.40%, 11/18/2020	240,000	240,125

0.40%, 11/20/2020	100,000	100,053

Sumitomo Trust and Banking Co. (United Kingdom)

0.50%, 11/16/2020 (e)	150,000	149,929

0.50%, 11/18/2020 (e)	75,000	74,963

0.50%, 11/19/2020 (e)	100,000	99,950

0.50%, 11/20/2020 (e)	100,000	99,949

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.10%), 0.26%, 9/10/2020 (b)	200,000	200,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/16/2020 (b)	100,000	100,087

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/16/2020 (b)	51,000	51,048

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/19/2020 (b)	175,000	175,167

(ICE LIBOR USD 3 Month + 0.07%), 0.37%, 10/2/2020 (b)	110,000	110,000

1.13%, 10/14/2020	300,000	300,372

(ICE LIBOR USD 3 Month + 0.10%), 0.38%, 10/15/2020 (b)	125,000	125,097

(ICE LIBOR USD 3 Month + 0.09%), 0.36%, 10/20/2020 (b)	215,000	215,151

(ICE LIBOR USD 3 Month + 0.05%), 0.31%, 10/30/2020 (b)	185,000	185,066

(ICE LIBOR USD 3 Month + 0.13%), 0.37%, 11/7/2020 (b)	140,000	140,132

0.39%, 7/7/2021	100,000	100,130

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.44%, 9/1/2020 (b)	120,000	120,071

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/10/2020 (b)	140,000	140,054

(ICE LIBOR USD 1 Month + 0.18%), 0.35%, 9/21/2020 (b)	50,000	50,022

(ICE LIBOR USD 3 Month + 0.19%), 0.47%, 10/7/2020 (b)	216,000	216,000

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/28/2020 (b)	170,000	170,000

(ICE LIBOR USD 3 Month + 0.09%), 0.36%, 11/19/2020 (b)	156,000	156,045

1.27%, 1/28/2021	350,000	351,571

0.41%, 7/6/2021	170,000	170,270

UBS AG (Switzerland)

1.50%, 10/2/2020	200,000	200,240

1.17%, 10/15/2020	200,000	200,251

1.15%, 12/21/2020	100,000	100,281

1.55%, 1/4/2021	200,000	200,910

1.55%, 1/6/2021	200,000	200,925

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.11%), 0.41%, 10/6/2020 (b)	55,000	55,000

Total Certificates of Deposit (Cost $36,478,655)		36,505,183

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — 14.4%

Agricultural Bank of China Ltd. (China) 0.45%, 11/5/2020 (c) (e)	125,000	124,911

Albion Capital Corp. SA (Luxembourg) 0.25%, 10/28/2020 (e)	54,208	54,198

Alpine Securitization LLC (Switzerland)

(ICE LIBOR USD 3 Month + 0.08%), 0.33%, 11/20/2020 (b) (c)	35,000	35,000

0.37%, 1/6/2021 (c) (e)	50,000	49,960

0.40%, 4/6/2021 (c) (e)	75,000	74,886

0.31%, 5/5/2021 (c) (e)	125,000	124,770

Antalis SA (France)

0.31%, 9/16/2020 (c) (e)	100,000	99,993

0.25%, 2/1/2021 (c) (e)	20,380	20,361

Atlantic Asset Securitization LLC 1.40%, 10/1/2020 (c) (e)	200,000	199,972

Banco Del Estado De Chile (Chile) Series B, 0.27%, 9/25/2020 (c) (e)	50,000	49,989

Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/14/2020 (b) (c)	100,000	100,033

Barclays Bank plc (United Kingdom)

Series 44105, 0.30%, 9/11/2020 (c) (e)	100,000	99,995

0.31%, 9/16/2020 (c) (e)	150,000	149,991

Barton Capital LLC 0.36%, 1/8/2021 (c) (e)	30,000	29,986

Barton Capital SA

0.15%, 9/4/2020 (c) (e)	50,000	49,999

0.30%, 9/14/2020 (c) (e)	50,000	49,998

0.24%, 10/30/2020 (c) (e)	25,000	24,992

0.22%, 11/13/2020 (c) (e)	50,000	49,982

0.38%, 11/16/2020 (c) (e)	25,000	24,991

0.36%, 11/18/2020 (c) (e)	75,000	74,972

0.28%, 12/7/2020 (c) (e)	125,000	124,953

Bedford Row Funding Corp.

(ICE LIBOR USD 3 Month + 0.10%), 0.42%, 9/3/2020 (b) (c)	175,000	175,092

(US Federal Funds Effective Rate (continuous series) + 0.22%), 0.32%, 9/21/2020 (b) (c)	110,000	110,000

1.54%, 10/2/2020 (c) (e)	100,000	99,867

1.54%, 10/5/2020 (c) (e)	110,000	109,840

(ICE LIBOR USD 3 Month + 0.04%), 0.29%, 11/19/2020 (b) (c)	115,000	115,000

(ICE LIBOR USD 3 Month + 0.10%), 0.36%, 11/25/2020 (b) (c)	50,000	50,026

1.32%, 1/6/2021 (c) (e)	105,000	104,939

BPCE SA (France) 0.46%, 3/19/2021 (c) (e)	315,000	314,627

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Canadian Imperial Bank of Commerce (Canada)

1.05%, 9/10/2020 (c) (e)	102,000	101,997

(ICE LIBOR USD 1 Month + 0.19%), 0.37%, 9/26/2020 (b) (c)	85,000	85,080

Cancara Asset Securitisation LLC 0.15%, 9/10/2020 (e)	100,000	99,997

China Construction Bank Corp. (China) 0.61%, 10/27/2020 (c) (e)	100,000	99,943

Commonwealth Bank of Australia (Australia)

(ICE LIBOR USD 3 Month + 0.12%), 0.46%, 9/4/2020 (b) (c)	200,000	200,072

(ICE LIBOR USD 3 Month + 0.08%), 0.39%, 10/6/2020 (b) (c)	40,000	40,014

(ICE LIBOR USD 3 Month + 0.05%), 0.31%, 10/22/2020 (b) (c)	35,000	35,000

Cooperatieve Rabobank UA (ICE LIBOR USD 1 Month + 0.00%), 0.25%, 9/3/2020 (b)	100,000	100,013

DBS Bank Ltd. (Singapore) 0.23%, 2/5/2021 (c) (e)	100,000	99,911

Dexia Credit Local SA (France)

0.57%, 10/28/2020 (c) (e)	100,000	99,981

0.57%, 10/29/2020 (c) (e)	500,000	499,902

0.23%, 2/22/2021 (c) (e)	50,000	49,964

DNB Bank ASA (Norway)

(ICE LIBOR USD 1 Month + 0.18%), 0.36%, 9/21/2020 (b) (c)	60,000	60,061

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/22/2020 (b) (c)	155,000	155,034

(ICE LIBOR USD 3 Month + 0.15%), 0.41%, 11/5/2020 (b) (c)	70,000	70,062

(ICE LIBOR USD 3 Month + 0.04%), 0.29%, 11/6/2020 (b) (c)	90,000	90,000

0.22%, 5/24/2021 (c) (e)	330,000	329,349

Fairway Finance Co. LLC

1.80%, 10/1/2020 (c) (e)	75,000	74,888

0.26%, 1/25/2021 (c) (e)	10,600	10,591

Federation des Caisses Desjardins du Quebec (Canada) (ICE LIBOR USD 3 Month + 0.10%), 0.42%, 9/11/2020 (b) (c)	25,000	25,001

First Abu Dhabi Bank PJSC (United Arab Emirates)

0.25%, 10/14/2020 (c) (e)	300,000	299,958

0.25%, 10/23/2020 (c) (e)	163,000	162,972

0.24%, 11/3/2020 (c) (e)	75,000	74,983

0.23%, 11/16/2020 (c) (e)	375,000	374,890

0.21%, 11/19/2020 (c) (e)	400,000	399,876

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

0.23%, 11/20/2020 (c) (e)	271,000	270,914

0.21%, 11/25/2020 (c) (e)	185,000	184,935

FMS Wertmanagement (Germany)

0.27%, 1/7/2021 (c) (e)	200,000	199,888

0.25%, 1/11/2021 (c) (e)	30,000	29,982

0.25%, 1/20/2021 (e)	132,000	131,914

0.23%, 2/4/2021 (c) (e)	80,000	79,940

Honeywell International, Inc. 1.20%, 10/21/2020 (c) (e)	200,000	199,970

ING US Funding LLC (Netherlands)

(ICE LIBOR USD 3 Month + 0.15%), 0.47%, 9/14/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.15%), 0.47%, 9/18/2020 (b) (c)	200,000	200,000

(ICE LIBOR USD 3 Month + 0.15%), 0.41%, 11/3/2020 (b)	70,000	70,021

LMA-Americas LLC

0.41%, 11/4/2020 (c) (e)	37,150	37,138

0.35%, 12/2/2020 (c) (e)	60,000	59,969

0.35%, 12/4/2020 (c) (e)	51,000	50,973

0.40%, 1/19/2021 (c) (e)	200,700	200,502

0.26%, 2/5/2021 (c) (e)	36,000	35,956

0.23%, 4/1/2021 (c) (e)	103,500	103,346

Matchpoint Finance plc (Ireland)

Series A, 0.28%, 9/16/2020 (c) (e)	75,000	74,996

Series A, 0.24%, 2/8/2021 (c) (e)	50,000	49,961

MetLife Short Term Funding LLC 1.25%, 9/8/2020 (c) (e)	11,000	10,997

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 1 Month + 0.22%), 0.38%, 9/1/2020 (b) (c)	50,000	50,044

(ICE LIBOR USD 1 Month + 0.14%), 0.30%, 9/4/2020 (b) (c)	160,000	160,069

(ICE LIBOR USD 1 Month + 0.22%), 0.38%, 9/10/2020 (b) (c)	125,000	125,102

National Bank of Canada (Canada)

0.25%, 1/22/2021 (c) (e)	170,000	169,874

0.23%, 2/4/2021 (c) (e)	240,000	239,799

0.23%, 2/5/2021 (c) (e)	350,000	349,704

Natixis SA (France)

(ICE LIBOR USD 3 Month + 0.03%), 0.29%, 10/23/2020 (b)	130,000	130,000

0.49%, 2/22/2021 (e)	45,000	44,957

Nieuw Amsterdam Receivables Corp. 0.27%, 9/16/2020 (c) (e)	80,000	79,995

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Old Line Funding LLC 0.28%, 11/23/2020 (c) (e)	200,000	199,930

Oversea-Chinese Banking Corp. Ltd. (Singapore) 1.20%, 10/19/2020 (c) (e)	100,000	99,978

Pricoa Short Term Funding LLC 0.30%, 1/4/2021 (c) (e)	50,000	49,981

Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.05%), 0.30%, 10/28/2020 (b) (c)	100,000	100,020

Shell International Finance BV (Netherlands)

2.20%, 1/11/2021 (c) (e)	120,000	119,894

2.15%, 1/15/2021 (c) (e)	115,000	114,895

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.40%, 11/30/2020 (c) (e)	100,000	99,957

0.26%, 2/4/2021 (c) (e)	125,000	124,882

Suncorp-Metway Ltd. (Australia) 0.19%, 11/2/2020 (c) (e)	75,000	74,962

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.10%), 0.26%, 9/10/2020 (b) (c)	50,000	50,008

(ICE LIBOR USD 3 Month + 0.08%), 0.36%, 10/27/2020 (b) (c)	165,000	165,104

Thunder Bay Funding LLC 0.28%, 11/23/2020 (c) (e)	50,000	49,984

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.45%, 9/1/2020 (b) (c)	50,000	50,030

(ICE LIBOR USD 1 Month + 0.14%), 0.30%, 9/4/2020 (b) (c)	65,000	65,030

(ICE LIBOR USD 1 Month + 0.15%), 0.31%, 9/5/2020 (b) (c)	150,000	150,075

(ICE LIBOR USD 3 Month + 0.07%), 0.35%, 10/7/2020 (b) (c)	175,000	175,036

(ICE LIBOR USD 3 Month + 0.23%), 0.49%, 11/3/2020 (b) (c)	80,000	80,096

(ICE LIBOR USD 3 Month + 0.18%), 0.44%, 11/5/2020 (b) (c)	100,000	100,088

Total Capital Canada Ltd. (France) 0.28%, 1/4/2021 (c) (e)	100,000	99,943

Toyota Finance Australia Ltd. (Australia) 0.22%, 9/18/2020 (e)	160,000	159,992

UBS AG (Switzerland)

1.14%, 1/20/2021 (c) (e)	153,000	152,827

1.14%, 1/22/2021 (c) (e)	318,000	317,635

Versailles Commercial Paper LLC 0.21%, 11/5/2020 (c) (e)	74,000	73,975

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Westpac Banking Corp. (Australia) 0.37%, 3/4/2021 (c) (e)	200,000	199,720

Total Commercial Paper (Cost $12,590,004)		12,597,850

U.S. Treasury Obligations — 6.7%

U.S. Treasury Bills

0.15%, 9/8/2020 (e)	275,000	274,995

0.15%, 9/10/2020 (e)	200,000	199,996

0.18%, 9/17/2020 (e)	400,000	399,984

0.10%, 9/22/2020 (e)	800,000	799,957

0.15%, 9/24/2020 (e)	900,000	899,948

0.17%, 9/29/2020 (e)	700,000	699,950

0.15%, 10/20/2020 (e)	650,000	649,908

0.12%, 11/10/2020 (e)	100,000	99,982

0.10%, 11/12/2020 (e)	250,000	249,947

0.12%, 11/19/2020 (e)	1,600,000	1,599,623

Total U.S. Treasury Obligations (Cost $5,874,102)		5,874,290

Time Deposits — 5.7%

Australia & New Zealand Banking Group Ltd. 0.11%, 9/3/2020	700,000	700,000

BNP Paribas SA 0.07%, 9/1/2020	18,330	18,330

Credit Agricole Corporate and Investment Bank

0.15%, 9/1/2020	100,000	100,000

0.15%, 9/4/2020	300,000	300,000
Industrial & Commercial Bank of China Ltd. 0.09%, 9/1/2020	500,000	500,000

KBC Bank NV 0.09%, 9/1/2020	1,000,000	1,000,000

National Bank of Canada 0.11%, 9/1/2020	300,000	300,000

Royal Bank of Canada 0.09%, 9/1/2020	600,000	600,000

Societe Generale SA

0.09%, 9/1/2020	200,000	200,000

0.09%, 9/1/2020	200,000	200,000

Swedbank AB 0.09%, 9/1/2020	1,050,000	1,050,000

Total Time Deposits (Cost $4,968,330)		4,968,330

Total Short-Term Investments (Cost $59,911,091)		59,945,653

Total Investments — 99.6% (Cost $87,122,661)		87,157,499
Other Assets Less Liabilities — 0.4%		332,786

NET ASSETS — 100.0%		87,490,285

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

Percentages indicated are based on net assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
RAN	Revenue Anticipation Note
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(e)	The rate shown is the effective yield as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — 83.6%

Alabama — 0.4%

Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series 2011B, Rev., VRDO, LOC: Citibank NA, 0.11%, 9/8/2020 (b) (c)	7,295	7,295

Alaska — 0.8%

Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ: FHLB, 0.08%, 9/8/2020 (b)	2,540	2,540

City of Valdez, Exxon Pipeline Co. Project

Rev., VRDO, 0.03%, 9/1/2020 (b)	3,500	3,500

Series 1993-A, Rev., VRDO, 0.03%, 9/1/2020 (b)	4,750	4,750

Municipality of Anchorage Alaska GO, TAN, 1.50%, 12/18/2020	5,000	5,012

		15,802

Arizona — 1.6%

Arizona Health Facilities Authority, Catholic Healthcare West Loan Program Series 2009F, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.11%, 9/8/2020 (b)	17,050	17,050

Arizona State University Series 2008B, Rev., VRDO, 0.08%, 9/8/2020 (b)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates Series 2019-XG0231, Rev., VRDO, LOC: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	4,065	4,065

		31,115

California — 1.0%

California Health Facilities Financing Authority, Catholic Healthcare West Loan Program Series 2005H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	3,765	3,765

Orange County Water District Series 2003 A, COP, VRDO, LOC: Citibank NA, 0.07%, 9/8/2020 (b)	1,135	1,135

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-26, Rev., VRDO, LOC: Royal Bank of Canada, 0.24%, 9/8/2020 (b) (c)	5,000	5,000

San Francisco City and County Airport Commission, International Airport Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 9/8/2020 (b)	3,820	3,820

State of California Series B, Subseries 2010B-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2020 (b)	1,295	1,295

Tender Option Bond Trust Receipts/Certificates Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.11%, 9/8/2020 (b) (c)	2,600	2,600

		17,615

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — 1.9%

City of Colorado Springs, Utilities System Series 2010C, Rev., VRDO, LIQ: Barclays Bank plc, 0.08%, 9/8/2020 (b)	1,905	1,905

Colorado Educational and Cultural Facilities Authority, Nature Conservancy Project Series 2012, Rev., VRDO, 0.11%, 9/8/2020 (b)	21,195	21,195

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0195, COP, VRDO, LIQ: Bank of America NA, 0.18%, 9/8/2020 (b) (c)	3,615	3,615

University of Colorado Hospital Authority

Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	6,600	6,600

Series 2019A, Rev., VRDO, 0.09%, 9/8/2020 (b)	1,850	1,850

		35,165

Connecticut — 1.7%

City of Milford GO, BAN, 2.50%, 11/3/2020	4,720	4,738

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2020A-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.08%, 9/8/2020 (b)	3,140	3,140

Connecticut State Health and Educational Facilities Authority, The Jerome Home Series 2007D, Rev., VRDO, LOC: Bank of America NA, 0.11%, 9/8/2020 (b)	2,875	2,875

State of Connecticut, Health and Educational Facilities Authority, Yale New Haven Hospital Issue Series O, Rev., VRDO, 0.09%, 9/8/2020 (b)	2,250	2,250

Tender Option Bond Trust Receipts/Certificates Series 2019-G-110, Rev., VRDO, LOC: Royal Bank of Canada, 0.27%, 9/8/2020 (b) (c)	10,000	10,000

Town of Greenwich GO, BAN, 1.50%, 1/14/2021	2,000	2,008

Town of Groton Series 2020B, GO, BAN, 2.00%, 4/29/2021	7,045	7,108

		32,119

Florida — 4.5%

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.06%, 9/1/2020 (b)	15,600	15,600

City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 0.09%, 9/8/2020 (b)	10,035	10,035

County of Martin, Florida Power and Light Co., Project Rev., VRDO, 0.08%, 9/1/2020 (b)	3,500	3,500

Florida Housing Finance Corp., Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ: FHLMC, 0.09%, 9/8/2020 (b)	12,000	12,000

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Tender Option Bond Trust Receipts/Certificates

Series 2019-XX1109, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	4,375	4,375

Series 2020-XF2882, Rev., VRDO, AGM-CR, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	2,800	2,800

Series 2020-XG0295, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	6,000	6,000

Series 2020-XX1136, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	2,375	2,375

Series 2020-YX1128, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	3,870	3,870

Series 2018-G-41, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	5,665	5,665

Series 2019-G113, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	17,500	17,500

		83,720

Georgia — 1.0%

Brookhaven Development Authority, Children’s Healthcare Series 2019D, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	6,860	6,860

Tender Option Bond Trust Receipts/Certificates

Series 2020-ZF0871, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	4,765	4,765

Series 2020-ZF0872, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	2,000	2,000

Series 2020-ZF0873, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	3,000	3,000

		16,625

Illinois — 1.1%

County of Kane, Glenwood School for Boys Rev., VRDO, LOC: Northern Trust Co., 0.10%, 9/8/2020 (b)	3,450	3,450

Illinois Educational Facilities Authority, The Adler Planetarium Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	10,100	10,100

Illinois Finance Authority, Clearbrook Project 2008 Rev., VRDO, LOC: BMO Harris Bank NA, 0.09%, 9/8/2020 (b)	1,500	1,500

Illinois Finance Authority, Northwestern Memorial Hospital Series 2008A-1, Rev., VRDO, 0.09%, 9/8/2020 (b)	1,560	1,560

Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 (b)	2,330	2,330

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Illinois Finance Authority, Youth Hostels Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.09%, 9/8/2020 (b)	1,795	1,795

		20,735

Indiana — 1.4%

Indiana Finance Authority, Ascension Health Senior Credit Group Series 2008E-8, Rev., VRDO, 0.10%, 9/8/2020 (b)	18,375	18,375

Indiana Finance Authority, Parkview Health System Obligated Group Series 2009D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 9/1/2020 (b)	7,535	7,535

		25,910

Iowa — 2.3%

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.11%, 9/8/2020 (b)	20,100	20,100

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 0.11%, 9/8/2020 (b)	7,795	7,795

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.08%, 9/8/2020 (b)	900	900

Iowa Higher Education Loan Authority, Loras College

Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	3,900	3,900

Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	6,850	6,850

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	3,750	3,750

		43,295

Kentucky — 1.8%

Kentucky Economic Development Finance Authority, Hospital Facilities, Saint Elizabeth Medical Center, Inc. Series 2009B, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	4,725	4,725

Louisville & Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2011A, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	8,410	8,410

Louisville & Jefferson County Metropolitan Sewer and Drainage District Rev., BAN, 3.00%, 10/23/2020	3,925	3,939

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — continued

RBC Municipal Products, Inc. Trust Series G-116, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	12,000	12,000

Tender Option Bond Trust Receipts/Certificates Series 2020-XM0881, Rev., VRDO, AGM, LIQ: Royal Bank of Canada, 0.13%, 9/8/2020 (b) (c)	2,800	2,800

		31,874

Louisiana — 0.7%

Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, State of Louisiana Road and Street Improvement Series 2008A, Rev., VRDO, LOC: Citibank NA, 0.09%, 9/8/2020 (b)	8,310	8,310

East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobile Project, Gulf Opportunity Zone Series A, Rev., VRDO, 0.03%, 9/1/2020 (b)	700	700

Tender Option Bond Trust Receipts/Certificates Series 2019-XM0738, Rev., VRDO, LOC: Royal Bank of Canada, 0.14%, 9/8/2020 (b) (c)	3,245	3,245

		12,255

Maine — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2018-ZF2749, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	1,785	1,785

Maryland — 1.7%

City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.16%, 9/8/2020 (b) (c)	6,665	6,665

Maryland Economic Development Corp., Howard Hughes Medical Institute Series 2008A, Rev., VRDO, 0.10%, 9/8/2020 (b)	800	800

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-28, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	10,115	10,115

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	3,350	3,350

Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.14%, 9/8/2020 (b) (c)	4,000	4,000

Series 2018-G-42, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	5,000	5,000

		29,930

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 1.8%

City of Salem GO, BAN, 1.00%, 11/19/2020	7,769	7,781

City of Somerville Series B, GO, BAN, 1.00%, 10/23/2020	6,000	6,005

Massachusetts Bay Transportation Authority, Sales Tax Series 2018A-2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.08%, 9/8/2020 (b)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates Series 2020-ZF0968, Rev., VRDO, FHA, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	3,335	3,335

Town of Scituate GO, BAN, 1.75%, 12/11/2020	1,290	1,295

Town of Yarmouth GO, BAN, 2.00%, 2/15/2021	5,000	5,039

		33,455

Michigan — 2.6%

Central Michigan University Series 2008A, Rev., VRDO, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	4,555	4,555

L’Anse Creuse Public Schools GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	26,140	26,140

Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LIQ: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	19,200	19,200

		49,895

Minnesota — 2.0%

City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 9/1/2020 (b)	35,620	35,620

Minnesota Housing Finance Agency, Residential Housing Finance Series 2015G, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	1,240	1,240

		36,860

Mississippi — 4.2%

County of Jackson, Pollution Control, Chevron USA, Inc., Project Rev., VRDO, 0.03%, 9/1/2020 (b)	19,270	19,270

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.03%, 9/1/2020 (b)	10,850	10,850

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007B, Rev., VRDO, 0.03%, 9/1/2020 (b)	1,125	1,125

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

Series 2009C, Rev., VRDO, 0.03%, 9/1/2020 (b)	4,895	4,895

Series 2009G, Rev., VRDO, 0.03%, 9/1/2020 (b)	6,685	6,685

Series 2010 H, Rev., VRDO, 0.03%, 9/1/2020 (b)	18,500	18,500

Series 2010G, Rev., VRDO, 0.03%, 9/1/2020 (b)	4,275	4,275

Series 2010L, Rev., VRDO, 0.03%, 9/1/2020 (b)	4,600	4,600

Series 2011C, Rev., VRDO, 0.03%, 9/1/2020 (b)	7,100	7,100

		77,300

Missouri — 2.5%

City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	3,500	3,500

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.07%, 9/8/2020 (b)	16,440	16,440

Health and Educational Facilities Authority of the State of Missouri, Washington University (The) Series 1996D, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/1/2020 (b)	1,200	1,200

Missouri Development Finance Board, Cultural Facilities, Kauffman Center For The Performing Arts Project Series 2007A, Rev., VRDO, LIQ: PNC Bank NA, 0.04%, 9/1/2020 (b)	13,775	13,775

RBC Municipal Products, Inc. Trust, Floater Certificates Rev., VRDO, LOC: Royal Bank of Canada, 0.14%, 9/8/2020 (b) (c)	4,000	4,000

Tender Option Bond Trust Receipts/Certificates Rev., VRDO, LOC: Royal Bank of Canada, 0.16%, 9/8/2020 (b) (c)	4,950	4,950

		43,865

Nevada — 0.4%

City of Reno, Renown Regional Medical Center

Series 2009-A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	700	700

Tender Option Bond Trust Receipts/Certificates

Series 2020-XM0866, Rev., VRDO, LOC: Royal Bank of Canada, 0.13%, 9/8/2020 (b) (c)	6,000	6,000

		6,700

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — 4.4%

Borough of Beachwood Series 2020A, GO, BAN, 2.00%, 3/4/2021	5,000	5,027

County of Cumberland GO, BAN, 2.00%, 11/13/2020	680	681

County of Hudson GO, BAN, 2.00%, 12/8/2020	6,045	6,074

County of Mercer, Capital Improvement Series 2020A, GO, BAN, 2.00%, 6/10/2021	300	304

County of Passaic, County of Hudson Series 2019A, GO, BAN, 2.00%, 12/3/2020	450	452

Hudson County Improvement Authority

Series 2020C-1B, Rev., GTD, 1.50%, 2/19/2021	1,000	1,006

Series 2020C-1A, Rev., GTD, 1.50%, 9/2/2021	8,988	9,098

Hudson County Improvement Authority, Guaranteed Pooled Notes Series 2019C-1, Rev., GTD, 2.50%, 9/18/2020	5,570	5,576

Hudson County Improvement Authority, Tax Exempt, County Guaranteed Pooled Notes Series 2020B-1, Rev., GTD, 2.50%, 5/11/2021	7,000	7,109

Township of East Windsor GO, BAN, 2.00%, 12/4/2020	8,700	8,718

Township of Florence Series 2020A, GO, BAN, 1.75%, 1/15/2021	6,000	6,035

Township of Lacey Series 2020A, GO, BAN, 2.00%, 5/20/2021	8,051	8,117

Township of Lumberton Series 2020A, GO, BAN, 1.75%, 5/3/2021	5,237	5,283

Township of Readington GO, BAN, 1.50%, 4/29/2021	12,984	13,082

Township of Robbinsville Series 2020A, GO, BAN, 1.25%, 7/20/2021	2,375	2,394

Township of Woodbridge, Sewer and Recreation Utility GO, BAN, 3.00%, 10/16/2020	3,120	3,131

		82,087

New York — 19.1%

Albany City School District Series 2020B, GO, BAN, 1.25%, 7/30/2021	4,272	4,305

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	11,425	11,425

City of New York, Fiscal Year 2008 Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	10,245	10,245

City of New York, Fiscal Year 2012

Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.02%, 9/1/2020 (b)	9,670	9,670

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon, 0.03%, 9/1/2020 (b)	100	100

City of New York, Fiscal Year 2013 Subseries A-2, GO, VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	23,525	23,525

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	3,300	3,300

County of Broome Series 2020A, GO, BAN, 2.00%, 4/30/2021	930	938

Evans-Brant Central School District Series 2020B, GO, BAN, 1.25%, 6/25/2021	4,000	4,021

Frontier Central School District GO, BAN, 1.25%, 7/22/2021	2,568	2,587

Geneva City School District GO, BAN, 1.25%, 6/25/2021	5,000	5,034

Gorham-Middlesex Central School District Series 2020A, GO, BAN, 1.25%, 6/24/2021	5,000	5,028

Metropolitan Transportation Authority

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	12,655	12,655

Series 2012G-1, Rev., VRDO, LOC: Barclays Bank plc, 0.03%, 9/1/2020 (b)	10,600	10,600

Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	16,285	16,285

Subseries 2005D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	5,055	5,055

Subseries E-2, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	8,555	8,555

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	14,100	14,100

Subseries E-3, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	784	784

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012

Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	7,965	7,965

Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	3,595	3,595

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution

Series BB-1B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	11,735	11,735

Series BB-2, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.05%, 9/1/2020 (b)	1,425	1,425

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011

Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	2,400	2,400

Subseries FF-1, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	2,605	2,605

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	5,060	5,060

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series BB, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	18,050	18,050

Subseries BB-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	3,600	3,600

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016

Series AA-2, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	4,555	4,555

New York City Transitional Finance Authority Future Tax Secured

Subseries C-5, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	1,730	1,730

Series 2014C, Rev., 5.00%, 11/1/2020	265	267

New York City Transitional Finance Authority, Future Tax Secured Subseries D-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	4,700	4,700

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 9/8/2020 (b)	2,615	2,615

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	11,850	11,850

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014

Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	2,160	2,160

Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 9/1/2020 (b)	22,950	22,950

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 9/1/2020 (b)	4,935	4,935

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Trust for Cultural Resources, American Museum of Natural History Series 2008-B3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	5,275	5,275

New York City Water and Sewer System, Second General Resolution Subseries CC-1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	2,120	2,120

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	1,600	1,600

New York State Housing Finance Agency, 160 Madison Avenue Housing Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	5,915	5,915

New York State Housing Finance Agency, Housing, 160 Madison Avenue Series 2014A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	3,900	3,900

North Colonie Central School District GO, BAN, 1.25%, 7/16/2021	3,500	3,527

Orchard Park Central School District GO, BAN, 1.50%, 5/5/2021	5,000	5,040

RBC Municipal Products, Inc. Trust Series E-86, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	9,165	9,165

Tender Option Bond Trust Receipts/Certificates

Series 2018-XM0692, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	1,600	1,600

Series 2015-XF0238, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	13,815	13,815

Series 2016-ZF0381, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	4,370	4,370

Town of Vestal GO, BAN, 2.00%, 5/7/2021	8,418	8,505

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2003 B-1, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	17,525	17,525

Union Springs Central School District GO, BAN, 1.75%, 4/30/2021	9,900	9,988

		352,754

North Carolina — 2.3%

Charlotte-Mecklenburg Hospital Authority, Health Care Series 2018F, Rev., VRDO, 0.08%, 9/8/2020 (b)	11,115	11,115

City of Raleigh, Downtown Improvement Projects Series 2005-B-2, COP, VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	5,885	5,885

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF2813, Rev., VRDO, LIQ: Barclays Bank plc, 0.14%, 9/8/2020 (b) (c)	3,415	3,415

University of North Carolina, Hospital at Chapel Hill

Series 2001 A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	8,670	8,670

Series 2001 B, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	5,935	5,935

Series 2003 B, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2020 (b)	6,755	6,755

		41,775

Ohio — 2.6%

Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group

Series 2008-B4, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	15,000	15,000

Series 2013-B-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 9/1/2020 (b)	8,650	8,650

State of Ohio, Cleveland Clinic Health System Series 2019D-2, Rev., VRDO, 0.09%, 9/8/2020 (b)	9,000	9,000

Tender Option Bond Trust Receipts/Certificates

Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	10,000	10,000

Series 2020-XF2889, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	4,705	4,705

		47,355

Oklahoma — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2020-XF2884, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	1,370	1,370

Oregon — 0.2%

Oregon State Facilities Authority, PeaceHealth Series 2018B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	3,555	3,555

Pennsylvania — 4.9%

Delaware Valley Regional Finance Authority Series 2020A, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	25,000	25,000

Pennsylvania Turnpike Commission Series 2020A, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 9/8/2020 (b)	18,000	18,000

Philadelphia Authority for Industrial Development, The Franklin Institute Project Rev., VRDO, LOC: Bank of America NA, 0.15%, 9/8/2020 (b)	2,840	2,840

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

RBC Municipal Products, Inc. Trust Series 2018-G-43, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	5,000	5,000

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	23,860	23,860

Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates Series 2020-XF2885, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	1,250	1,250

Series 2020-XM0876, Rev., VRDO, LIQ: Royal Bank of Canada, 0.13%, 9/8/2020 (b) (c)	1,875	1,875

		87,825

Rhode Island — 0.8%

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2712, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	2,265	2,265

Series 2019-ZF2826, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	3,570	3,570

Series 2018-ZM0631, Rev., VRDO, LIQ: Royal Bank of Canada, 0.15%, 9/8/2020 (b) (c)	6,035	6,035

Series 2018-ZM0632, Rev., VRDO, LIQ: Royal Bank of Canada, 0.15%, 9/8/2020 (b) (c)	4,050	4,050

		15,920

South Carolina — 1.2%

County of Richland GO, BAN, 3.00%, 2/25/2021	5,250	5,301

County Square Redevelopment Corp., Installment Purchase Rev., BAN, 2.00%, 3/24/2021	3,000	3,022

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.20%, 9/8/2020 (b)	4,970	4,970

Tender Option Bond Trust Receipts/Certificates Series 2019-G-109, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	5,000	5,000

Town of Lexington, Combined Waterworks and Sewer System Rev., BAN, 2.50%, 10/27/2020	3,330	3,336

		21,629

South Dakota — 0.4%

South Dakota Housing Development Authority Series 2020D, Rev., VRDO, LIQ: FHLB, 0.10%, 9/8/2020 (b)	7,600	7,600

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — 1.2%

Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/1/2020 (b)	12,195	12,195

Montgomery County Public Building Authority, Pooled Financing Series 1999, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b)	3,840	3,840

Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	5,905	5,905

		21,940

Texas — 5.9%

City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.11%, 9/8/2020 (b)	1,150	1,150

City of Dallas GO, 5.00%, 2/15/2021	3,240	3,310

City of Houston, Airport System Subordinate Lien Rev., VRDO, LOC: Barclays Bank plc, 0.10%, 9/8/2020 (b)	1,200	1,200

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2016D, Rev., VRDO, 0.10%, 9/8/2020 (b)	7,075	7,075

Series 2019F, Rev., VRDO, 0.10%, 9/8/2020 (b)	9,000	9,000

Lower Neches Valley Authority Industrial Development Corp., Exxonmobil Project

Rev., VRDO, 0.03%, 9/1/2020 (b)	10,245	10,245

Series 2001A-2, Rev., VRDO, 0.03%, 9/1/2020 (b)	2,635	2,635

Series 2002A, Rev., VRDO, 0.03%, 9/1/2020 (b)	250	250

Series A-3, Rev., VRDO, 0.03%, 9/1/2020 (b)	300	300

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G112, Rev., VRDO, LOC: Royal Bank of Canada, 0.29%, 9/8/2020 (b) (c)	9,000	9,000

State of Texas, Veterans

Series 2012A, GO, VRDO, LIQ: State Street Bank & Trust, 0.11%, 9/8/2020 (b)	1,815	1,815

Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/8/2020 (b)	5,920	5,920

State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/8/2020 (b)	19,465	19,465

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System

Series 2008 A, Rev., VRDO, 0.10%, 9/8/2020 (b)	2,000	2,000

Series 2012 B, Rev., VRDO, 0.10%, 9/8/2020 (b)	11,155	11,155

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2570, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	5,995	5,995

Series 2018-ZF2662, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	3,840	3,840

Series 2018-ZF2721, GO, VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	3,335	3,335

Series 2020-YX1132, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	5,005	5,005

Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	4,000	4,000

		106,695

Utah — 0.4%

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	3,425	3,425

Series 2018-XG0171, Rev., VRDO, LIQ: Royal Bank of Canada, 0.15%, 9/8/2020 (b) (c)	3,000	3,000

		6,425

Vermont — 0.1%

Vermont Educational and Health Buildings Financing Agency, Southwestern Vermont Medical Center Series 2008A, Rev., VRDO, LOC: TD Bank NA, 0.05%, 9/1/2020 (b)	1,550	1,550

Virginia — 4.2%

Albermarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018B, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 9/1/2020 (b)	7,870	7,870

Albermarle County Economic Development Authority, Virginia Hospital Facilities, Sentara Martha Jefferson Hospital Series 2018B, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	445	445

Fairfax County Industrial Development Authority, Health Care System Series 2016C, Rev., VRDO, 0.09%, 9/8/2020 (b)	4,350	4,350

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Loudoun County Economic Development Authority, Howard Hughes Medical Institute

Series 2003D, Rev., VRDO, 0.09%, 9/8/2020 (b)	1,100	1,100

Series 2009B, Rev., VRDO, 0.09%, 9/8/2020 (b)	125	125

Series 2003E, Rev., VRDO, 0.10%, 9/8/2020 (b)	1,200	1,200

Series 2003F, Rev., VRDO, 0.10%, 9/8/2020 (b)	3,695	3,695

Norfolk Economic Development Authority, Sentara Healthcare Obligated Group Series 2016A, Rev., VRDO, 0.09%, 9/8/2020 (b)	700	700

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020B, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	10,000	10,000

Roanoke Economic Development Authority, Health System Series 2005A, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	39,470	39,470

Tender Option Bond Trust Receipts/Certificates

Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	4,230	4,230

Series 2020-XF0955, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	5,335	5,335

		78,520

Washington — 0.2%

State of Washington Series R-2020D, GO, 5.00%, 1/1/2021	260	264

State of Washington, Various Purpose Series R-2020C, GO, 5.00%, 1/1/2021	3,000	3,048

		3,312

Wisconsin — 0.1%

Wisconsin Housing and Economic Development Authority Series 2009A, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	1,200	1,200

Total Municipal Bonds (Cost $1,534,463)		1,534,827

Repurchase Agreements — 5.4%

Citigroup Global Markets Holdings, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $99,840, collateralized by U.S. Treasury Securities, 0.25% - 3.00%, due 2/15/2049 - 2/15/2050, with a value of $101,837. (Cost $99,840)	99,840	99,840

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 3.3%

New York — 0.6%

Nuveen New York AMT-Free Quality Municipal Income Fund Series 3, LIQ: Citi Bank NA, 0.12%, 9/8/2020 # (c)	10,000	10,000

Other — 2.7%

Nuveen AMT-Free Municipal Credit Income Fund

Series 1, LIQ: Citi Bank NA, 0.14%, 9/8/2020 # (c)	11,000	11,000

Series 5, LIQ: Societe Generale, 0.14%, 9/8/2020 # (c)	10,000	10,000

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 # (c)	9,000	9,000

Nuveen AMT-Free Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 0.14%, 9/8/2020 # (c)	5,000	5,000

Series 4 - 4895, LIQ: Barclays Bank plc, 0.14%, 9/8/2020 # (c)	10,000	10,000

Series 5 - 1000, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 # (c)	5,000	5,000

		50,000

Total Variable Rate Demand Preferred Shares (Cost $60,000)		60,000

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 9.9%

Commercial Paper — 9.9%

Alachua County Health Facilities Authority Series 08-A, 0.18%, 10/8/2020	5,000	5,000

Board of Regents of the University of Texas System

Series A, 0.23%, 2/2/2021	5,000	5,001

Series A, 0.24%, 2/3/2021	1,000	1,000

Series A, 0.45%, 2/18/2021	5,000	5,006

Series A, 0.43%, 2/19/2021	3,500	3,504

Series A, 0.40%, 2/22/2021	5,000	5,005

California Statewide Communities Development Authority

0.50%, 9/9/2020	5,000	5,001

Series 08-C, 0.28%, 12/9/2020	17,500	17,504

Series B-5, 0.21%, 1/6/2021	5,000	5,001

Series 9B-4, 0.24%, 2/2/2021	5,000	5,001

City of Garland

0.23%, 9/14/2020	5,000	5,000

0.25%, 9/21/2020	4,500	4,500

City of Houston Series H-2, 0.24%, 10/7/2020	5,000	5,000

City of Jacksonville, Health Care Authority 0.23%, 2/4/2021	6,000	6,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

City of Philadelphia

Series A-1, 0.19%, 11/12/2020	5,100	5,100

City of San Antonio, Electric and Gas System

Series C, 0.61%, 9/8/2020	10,000	10,001

County of Harris

Series J-1, 0.22%, 1/19/2021	100	100

Series J-1, 0.30%, 1/19/2021	250	250

County of Harris, Toll Road Authority (The)

Series E-2, 0.22%, 9/17/2020	2,450	2,450

Series E-1, 0.30%, 9/17/2020	3,060	3,060

Series E-1, 0.23%, 10/15/2020	3,300	3,300

Series E-2, 0.21%, 11/5/2020	10,000	10,001

County of Hillsborough

Series A, 0.24%, 9/24/2020	3,300	3,300

County of York

Series 00B3, 0.22%, 9/1/2020	12,000	12,000

Illinois Finance Authority

Series 12-H, 0.17%, 9/10/2020	5,000	5,000

Louisville & Jefferson County Metropolitan Sewer District

Series A-1, 0.32%, 9/1/2020	10,000	10,000

Massachusetts Health and Educational Facilities Authority

Series H-2, 0.25%, 11/5/2020	10,750	10,752

Omaha Public Power District

Series A, 0.19%, 12/7/2020	8,700	8,701

Southwestern Illinois Development Authority, Health Facilities

Series 17-B, 0.26%, 10/5/2020	4,870	4,871

Series 17-B, 0.19%, 10/16/2020	5,000	5,000

University of California

Series A, 0.35%, 2/22/2021	5,000	5,006

University of Houston

Series TE-A, 0.27%, 9/2/2020	679	679

University of Minnesota

0.18%, 10/9/2020	4,500	4,500

Total Commercial Paper (Cost $181,560)		181,594

Total Short-Term Investments (Cost $181,560)		181,594

Total Investments — 102.2% (Cost $1,875,863)		1,876,261
Liabilities in Excess of Other Assets — (2.2)%		(40,421)

NET ASSETS — 100.0%		1,835,840

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CONS	Consolidated Bonds
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority

PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 7.4%

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $233,814.[2]	233,813	233,813

Societe Generale SA, 0.30%, dated 8/31/2020, due 9/1/2020, repurchase price $25,000, collateralized by Asset-Backed Securities, 0.42% - 8.09%, due 1/25/2030 -1/25/2037, Collateralized Mortgage Obligations, 0.58% - 6.21%, due 7/25/2036 - 6/11/2042, Corporate Notes and Bonds, 4.88% - 12.00%, due 12/15/2022 - 2/15/2030, FHLMC, 2.48% - 3.28%, due 12/26/2029 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.23% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 6.35% - 7.63%, due 8/10/2024 -1/23/2030, with a value of $27,000.	25,000	25,000

Societe Generale SA, 0.32%, dated 8/31/2020, due 9/3/2020, repurchase price $10,000, collateralized by Asset-Backed Securities, 0.32% - 8.09%, due 1/25/2030 - 2/28/2040, Collateralized Mortgage Obligations, 0.37% - 6.00%, due 5/25/2035 - 7/20/2046, Corporate Notes and Bonds, 4.63% - 11.75%, due 4/1/2023 - 9/30/2039, FHLMC, 0.83% - 3.28%, due 12/26/2029 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.18% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 4.25% -11.88%, due 12/23/2023 - 9/30/2049, with a value of $10,801.	10,000	10,000

Total Repurchase Agreements (Cost $268,813)		268,813

Municipal Bonds — 0.4%

Alaska — 0.3%

Alaska Housing Finance Corp., State Capital Project Series 2019A, Rev., VRDO, 0.20%, 9/8/2020 (b)	10,000	10,000

New York — 0.1%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	5,000	5,141

Total Municipal Bonds (Cost $15,128)		15,141

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 92.2%

Commercial Paper — 51.1%

Atlantic Asset Securitization LLC 1.17%, 10/2/2020 (c) (d)	50,000	49,993

Banco Del Estado De Chile (Chile)

0.30%, 10/20/2020 (c) (d)	10,000	9,998

0.29%, 10/22/2020 (c) (d)	39,000	38,990

Barclays Bank plc (United Kingdom) 0.09%, 9/1/2020 (c) (d)	134,998	134,998

Barton Capital SA 0.11%, 9/1/2020 (c) (d)	90,374	90,374

BNG Bank NV (Netherlands) 1.20%, 9/1/2020 (c) (d)	34,000	34,000

BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/9/2020 (e)	75,000	75,008

BNZ International Funding Ltd. (New Zealand) 0.19%, 11/9/2020 (c) (d)	55,000	54,988

BPCE SA (France) 0.46%, , 3/19/2021 (c) (d)	25,000	24,970

Caisse d’Amortissement de la Dette Sociale (France) 0.40%, 3/25/2021 (c) (d)	40,000	39,946

China Construction Bank Corp. (China) 0.10%, 9/1/2020 (c) (d)	120,649	120,649

Cooperatieve Rabobank UA (Netherlands) 0.08%, 9/1/2020 (d)	160,000	160,000

DBS Group Holdings Ltd. (Singapore) 0.83%, 11/4/2020 (c) (d)	45,000	44,987

Dexia Credit Local SA (France)

0.32%, 10/27/2020 (c) (d)	13,000	12,998

0.57%, 10/30/2020 (c) (d)	30,000	29,994

DNB Bank ASA (Norway)

(ICE LIBOR USD 1 Month + 0.18%), 0.36%, 9/21/2020 (c) (e)	75,000	75,076

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, , 10/22/2020 (c) (e)	20,000	20,004

(ICE LIBOR USD 3 Month + 0.15%), 0.41%, 11/5/2020 (c) (e)	15,000	15,013

Exxon Mobil Corp. 2.15%, 9/24/2020 (d)	50,000	49,931

First Abu Dhabi Bank PJSC (United Arab Emirates) 0.23%, 11/16/2020 (c) (d)	30,000	29,991

Industrial & Commercial Bank of China Ltd. 0.09%, 9/1/2020 (c) (d)	113,056	113,056

ING US Funding LLC (Netherlands) 0.45%, 2/1/2021 (d)	100,000	99,931

Landesbank Baden-Wurttemberg (Germany) 0.13%, 9/1/2020 (d)	80,000	80,000

LMA-Americas LLC

0.20%, 11/4/2020 (c) (d)	29,000	28,991

1.36%, 11/20/2020 (c) (d)	30,000	29,987

Mitsubishi UFJ Trust & Banking Corp. (Japan) 0.32%, 10/5/2020 (c) (d)	8,400	8,399

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 92.2%

Commercial Paper — 51.1%

National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.22%), 0.41%, 9/24/2020 (c) (e)	100,000	100,086

Natixis SA (France) 1.91%, 11/13/2020 (d)	4,010	3,995

Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 3 Month + 0.10%), 0.42%, 9/10/2020 (c) (e)	50,000	50,002

Sinopec Century Bright Capital Investment Ltd. (China) 0.40%, 9/1/2020 (c) (d)	30,000	30,000

Societe Generale SA (France)

0.56%, 10/26/2020 (c) (d)	22,600	22,595

0.49%, 11/2/2020 (c) (d)	3,000	2,999

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.50%, 10/26/2020 (c) (d)	50,000	49,988

Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.15%), 0.41%, 11/6/2020 (c) (e)	75,000	75,082

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.36%), 0.46%, 9/1/2020 (c) (e)	50,000	50,016

(ICE LIBOR USD 3 Month + 0.23%), 0.49%, 11/3/2020 (c) (e)	10,000	10,012

Total Commercial Paper (Cost $1,866,288)		1,867,047

Certificates of Deposit — 22.2%

Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.08%), 0.35%, 11/19/2020 (e)	35,000	35,017

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/10/2020 (e)	12,000	12,009

0.42%, 7/7/2021	35,000	35,062

Cooperatieve Rabobank UA (Netherlands) (ICE LIBOR USD 3 Month + 0.15%), 0.40%, 11/6/2020 (e)	15,000	15,013

Credit Industriel et Commercial (France) 0.35%, 1/4/2021	35,000	35,021

Credit Suisse AG (Switzerland) 1.55%, 10/6/2020	5,000	5,000

Industrial & Commercial Bank of China Ltd. (China) 0.60%, 10/23/2020	35,000	35,019

MUFG Bank Ltd. (Japan)

1.15%, 10/19/2020	65,000	65,090

0.38%, 11/23/2020	35,000	35,017

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

Natixis SA (France)

(US Federal Funds Effective Rate (continuous series) + 0.21%), 0.30%, 11/4/2020 (e)	12,000	12,000

0.57%, 12/2/2020	14,500	14,514

1.00%, 1/21/2021	20,000	20,064

0.55%, 2/17/2021	20,000	20,033

0.43%, 3/23/2021	10,270	10,281

Nordea Bank Abp (Finland) (ICE LIBOR USD 3 Month + 0.10%), 0.43%, 9/8/2020 (e)	75,000	75,058

Oversea-Chinese Banking Corp. Ltd. (Singapore) 1.60%, 10/2/2020	30,000	30,000

Royal Bank of Canada (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.18%), 0.27%, 9/1/2020 (e)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.30%), 0.55%, 11/4/2020 (e)	10,000	10,019

Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 3 Month + 0.04%), 0.29%, 11/12/2020 (e)	23,000	23,000

Standard Chartered Bank (United Kingdom)

2.09%, 9/18/2020	6,000	6,006

1.36%, 10/13/2020	65,000	65,089

Sumitomo Mitsui Banking Corp. (Japan)

0.22%, 11/30/2020	22,000	22,003

0.26%, 2/4/2021	90,000	90,011

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.42%, 11/2/2020	12,750	12,756

0.21%, 11/16/2020	11,000	11,001

Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 3 Month + 0.09%), 0.36%, 11/19/2020 (e)	30,000	30,009

UBS AG (Switzerland) 1.55%, 1/4/2021	25,000	25,114

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.08%), 0.39%, 9/9/2020 (e)	30,000	30,000

Total Certificates of Deposit (Cost $808,540)		809,206

Time Deposits — 14.8%

Credit Agricole Corporate and Investment Bank 0.09%, , 9/1/2020	70,000	70,000

Erste Group Bank AG 0.09%, , 9/1/2020	150,000	150,000

First Abu Dhabi Bank PJSC 0.08%, , 9/1/2020	140,000	140,000

Mizuho Bank Ltd. 0.09%, , 9/1/2020	180,000	180,000

Total Time Deposits (Cost $540,000)		540,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 4.1%

U.S. Treasury Bills

0.24%, 9/15/2020 (d)	50,000	49,998

0.26%, 10/15/2020 (d)	50,000	49,995

0.18%, 11/3/2020 (d)	50,000	49,992

Total U.S. Treasury Obligations (Cost $149,964)		149,985

Total Short-Term Investments (Cost $3,364,792)		3,366,238

Total Investments — 100.0% (Cost $3,648,733)		3,650,192
Other Assets Less Liabilities — 0.0%		425

NET ASSETS — 100.0%		3,650,617

Percentages	indicated are based on net assets.

Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
RAN	Revenue Anticipation Note
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of August 31, 2020.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.

Additional Investment Information:

[2] Agency Joint Trading Account II — At August 31, 2020, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Securities Lending Money Market Fund	$233,813	$233,814	$238,500

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Securities Lending Money Market Fund
Bofa Securities, Inc.	0.09%	$172,112
Citibank NA	0.09%	29,227
Citigroup Global Markets Holdings, Inc.	0.09%	32,474

Total		$233,813

At August 31, 2020, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLB	2.13% - 3.60%	12/14/2029 - 5/10/2038
FHLMC	1.50% - 5.00%	2/1/2026 - 9/1/2050
FNMA	2.00% - 6.10%	4/1/2021 - 9/1/2050
GNMA	2.49% - 6.50%	3/20/2048 - 6/15/2049
U.S. Treasury Securities	1.75%	6/15/2022

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 25.1%

Barclays Capital, Inc., 0.36%, dated 8/31/2020, due 10/5/2020, repurchase price $30,010, collateralized by Asset-Backed Securities, 0.68% - 8.29%, due 2/25/2024 - 4/25/2036, with a value of $33,000.	30,000	30,000

Barclays Capital, Inc., 0.41%, dated 8/31/2020, due 10/5/2020, repurchase price $20,008, collateralized by Asset-Backed Securities, 4.23% - 5.52%, due 2/18/2025 - 1/25/2043, with a value of $22,000.	20,000	20,000

BMO Capital Markets Corp., 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $100,001, collateralized by Asset-Backed Securities, 0.00% - 4.34%, due 4/8/2022 - 3/15/2040, Collateralized Mortgage Obligations, 0.00% - 3.06%, due 2/18/2030 - 10/13/2048, Corporate Notes and Bonds, 0.44% - 8.38%, due 9/21/2020 - 9/15/2115, FHLMC, 2.00% - 4.50%, due 6/15/2032 - 8/1/2050, FNMA, 2.00% - 3.55%, due 11/1/2048 - 8/1/2050, GNMA, 1.40% - 5.50%, due 6/15/2028 - 5/20/2066 and Sovereign Government Securities, 0.38% - 2.63%, due 1/25/2022 - 7/29/2025, with a value of $105,544.	100,000	100,000

BMO Capital Markets Corp., 0.23%, dated 8/31/2020, due 9/7/2020, repurchase price $25,001, collateralized by Asset-Backed Securities, 2.38%, due 3/25/2035, Corporate Notes and Bonds, 0.91% - 6.50%, due 3/10/2022 - 12/31/2099, FHLMC, 2.54%, due 7/25/2026, FNMA, 2.60%, due 5/25/2024, GNMA, 3.16%, due 3/15/2062 and Sovereign Government Securities, 0.38% - 2.25%, due 1/25/2022 - 7/29/2025, with a value of $26,335.	25,000	25,000

BNP Paribas SA, 0.26%, dated 8/31/2020, due 9/1/2020, repurchase price $100,001, collateralized by Asset-Backed Securities, 0.33% - 5.13%, due 4/20/2026 - 7/20/2043 and Corporate Notes and Bonds, 0.00% - 7.83%, due 10/30/2020 - 1/1/2099, with a value of $109,550.	100,000	100,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bofa Securities, Inc., 0.18%, dated 8/31/2020, due 9/1/2020, repurchase price $100,001, collateralized by Common Stocks, 0.00%, due 1/1/2099 and Preferred Stocks, 0.00% - 10.88%, due 10/30/2020 - 1/1/2099, with a value of $108,000.	100,000	100,000

Bofa Securities, Inc., 0.49%, dated 8/31/2020, due 10/5/2020, repurchase price $50,024, collateralized by FHLMC, 2.53% - 3.67%, due 4/25/2030 - 9/25/2045, FNMA Connecticut Avenue Securities, 1.40% - 2.30%, due 9/25/2029 - 7/25/2030 and Sovereign Government Securities, 2.55% - 7.88%, due 1/30/2025 - 5/15/2051, with a value of $52,814.	50,000	50,000

Bofa Securities, Inc., 0.49%, dated 8/31/2020, due 10/20/2020, repurchase price $100,068, collateralized by Corporate Notes and Bonds, 0.00% - 10.00%, due 9/30/2021 - 12/31/2099, with a value of $108,000.	100,000	100,000

Credit Suisse Securities USA LLC, 0.29%, dated 8/31/2020, due 9/2/2020, repurchase price $40,001, collateralized by Collateralized Mortgage Obligations, 0.00% - 1.66%, due 12/15/2036 - 5/25/2065, with a value of $43,202.	40,000	40,000

Credit Suisse Securities USA LLC, 0.51%, dated 8/31/2020, due 10/5/2020, repurchase price $50,025, collateralized by Asset-Backed Securities, 0.00% - 2.93%, due 8/1/2021 - 4/12/2024 and Collateralized Mortgage Obligations, 0.00% - 7.02%, due 8/25/2035 - 4/25/2065, with a value of $54,469.	50,000	50,000

Fixed Income Clearing Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $2,000,005, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 11/27/2020 - 2/15/2050, with a value of $2,040,000.	2,000,000	2,000,000

ING Financial Markets LLC, 0.23%, dated 8/31/2020, due 9/1/2020, repurchase price $100,001, collateralized by Sovereign Government Securities, 5.63% - 8.75%, due 2/4/2025 - 2/21/2047, with a value of $108,001.	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.20%, dated 8/31/2020, due 9/1/2020, repurchase price $64,000, collateralized by Asset-Backed Securities, 4.00% - 4.55%, due 3/22/2029 - 2/25/2033, Corporate Notes and Bonds, 0.40% - 6.88%, due 3/9/2021 - 12/31/2099 and Sovereign Government Securities, 2.78% - 5.35%, due 3/15/2022 - 1/15/2050, with a value of $67,207.	64,000	64,000

Societe Generale SA, 0.30%, dated 8/31/2020, due 9/1/2020, repurchase price $170,001, collateralized by Asset-Backed Securities, 0.31% - 8.09%, due 11/18/2028 - 10/25/2046, Collateralized Mortgage Obligations, 0.37% - 4.35%, due 11/15/2032 - 12/16/2072, Corporate Notes and Bonds, 3.30% - 12.00%, due 6/1/2021 - 3/1/2030, FHLMC, 0.83% - 3.28%, due 12/26/2029 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.18% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 2.63% - 10.13%, due 1/22/2021 - 1/23/2050, with a value of $183,602.	170,000	170,000

Societe Generale SA, 0.32%, dated 8/31/2020, due 9/3/2020, repurchase price $75,002, collateralized by Asset-Backed Securities, 0.32% - 8.09%, due 3/17/2025 - 1/25/2037, Collateralized Mortgage Obligations, 0.46% - 6.21%, due 7/15/2036 - 8/17/2049, Corporate Notes and Bonds, 4.63% - 12.00%, due 11/21/2022 - 2/15/2030, FHLMC, 2.08% - 3.28%, due 1/25/2050 - 3/25/2050, FNMA Connecticut Avenue Securities, 2.23% - 3.83%, due 9/25/2029 - 1/25/2040 and Sovereign Government Securities, 4.25% - 7.63%, due 5/9/2024 - 5/30/2040, with a value of $81,005.	75,000	75,000

Wells Fargo Securities LLC, 0.23%, dated 8/31/2020, due 9/2/2020, repurchase price $28,000, collateralized by Sovereign Government Securities, 2.13%, due 6/15/2022, with a value of $29,401.	28,000	28,000

Wells Fargo Securities LLC, 0.23%, dated 8/31/2020, due 9/3/2020, repurchase price $46,001, collateralized by Sovereign Government Securities, 2.13% - 6.95%, due 6/15/2022 - 1/28/2060, with a value of $48,372.	46,000	46,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 0.55%, dated 8/31/2020, due 9/21/2020, repurchase price $50,016, collateralized by Sovereign Government Securities, 2.13%, due 6/15/2022, with a value of $52,572.	50,000	50,000

Total Repurchase Agreements (Cost $3,148,000)		3,148,000

Corporate Notes — 0.7%

Banks — 0.7%

Barclays Bank plc (United Kingdom)

(OBFR + 0.15%), 0.23%, 9/1/2020 (b) (c)	50,000	50,000

(OBFR + 0.30%), 0.38%, 9/1/2020 (b) (c)	40,000	40,000

Total Corporate Notes (Cost $90,000)		90,000

Municipal Bonds — 0.2%

New York — 0.2%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021 (Cost $20,514)	20,000	20,514

Short-Term Investments — 73.9%

Certificates of Deposit — 41.1%

Banco Del Estado De Chile (Chile) 0.35%, 9/14/2020	25,000	25,000

Bank of Montreal (Canada) 0.23%, 2/12/2021	50,000	50,000

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 1 Month + 0.17%), 0.35%, 9/24/2020 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.10%), 0.40%, 10/6/2020 (b)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.08%), 0.34%, 10/23/2020 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.05%), 0.30%, 10/28/2020 (b)	14,000	14,000

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/6/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.10%), 0.36%, 11/14/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.12%), 0.39%, 11/19/2020 (b)	40,000	40,000

BNP Paribas SA (France)

(ICE LIBOR USD 3 Month + 0.08%), 0.38%, 10/3/2020 (b)	30,000	30,000

0.40%, 3/3/2021	50,000	50,000

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/10/2020 (b)	50,000	50,000

0.42%, 7/7/2021	50,000	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

China Construction Bank Corp. (China)

0.65%, 10/22/2020	20,000	20,000

0.61%, 11/3/2020	25,000	25,000

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 3 Month + 0.09%), 0.43%, 9/2/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.10%), 0.37%, 10/13/2020 (b)	10,000	10,000

1.10%, 10/14/2020	14,000	14,000

(ICE LIBOR USD 3 Month + 0.08%), 0.35%, 10/30/2020 (b)	29,000	29,000

(ICE LIBOR USD 3 Month + 0.15%), 0.40%, 11/6/2020 (b)	8,000	8,000

(ICE LIBOR USD 3 Month + 0.32%), 0.56%, 11/7/2020 (b)	13,000	13,000

(ICE LIBOR USD 3 Month + 0.04%), 0.32%, 11/17/2020 (b)	70,000	70,000

Credit Agricole Corporate and Investment Bank (France) 0.39%, 3/16/2021	17,000	17,000

Credit Industriel et Commercial (France)

1.40%, 10/1/2020	20,000	20,000

(ICE LIBOR USD 3 Month + 0.08%), 0.38%, 10/5/2020 (b)	25,000	25,000

1.25%, 10/13/2020	25,000	25,000

1.71%, 11/16/2020 (d)	25,000	24,910

0.65%, 11/20/2020 (d)	50,000	49,928

0.58%, 11/23/2020 (d)	50,000	49,933

0.50%, 12/1/2020 (d)	50,000	49,937

0.51%, 12/8/2020 (d)	50,000	49,931

0.34%, 1/4/2021	20,000	20,000

Credit Suisse AG (Switzerland)

1.40%, 10/2/2020	25,000	25,000

1.33%, 11/24/2020	60,000	60,000

0.47%, 2/26/2021	35,000	35,000

0.38%, 4/12/2021	50,000	50,000

0.29%, 5/17/2021	50,000	50,000

DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.15%), 0.40%, 11/6/2020 (b)	16,000	16,000

HSBC Bank USA NA

1.25%, 10/7/2020	65,000	65,000

1.15%, 10/14/2020	33,000	33,000

0.95%, 10/20/2020	20,000	20,000

Industrial & Commercial Bank of China Ltd. (China)

0.63%, 10/23/2020	17,000	17,000

0.60%, 10/26/2020	30,000	30,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

ING Bank Australia Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.18%), 0.42%, 11/8/2020 (b)	45,000	45,000

ING Bank NV (Netherlands)

(ICE LIBOR USD 3 Month + 0.12%), 0.40%, 10/8/2020 (b)	80,000	80,000

(ICE LIBOR USD 3 Month + 0.10%), 0.35%, 11/5/2020 (b)	39,000	39,000

(ICE LIBOR USD 3 Month + 0.08%), 0.33%, 11/6/2020 (b)	15,000	15,000

0.54%, 2/11/2021	50,000	50,000

KBC Bank NV (Cayman Islands) 0.31%, 1/8/2021 (d)	25,000	24,972

Landesbank Hessen-Thueringen Girozentrale (Germany)

0.67%, 11/4/2020 (d)	50,000	49,941

0.58%, 11/16/2020 (d)	50,000	49,939

Mitsubishi UFJ Trust & Banking Corp. (Japan)

0.39%, 10/5/2020 (d)	25,000	24,991

0.36%, 1/15/2021	25,000	25,000

0.36%, 1/28/2021	50,000	50,000

Mizuho Bank Ltd. (Japan)

0.38%, 9/8/2020 (d)	25,000	24,998

0.31%, 9/15/2020	29,000	29,000

0.40%, 9/17/2020	15,000	15,000

(ICE LIBOR USD 1 Month + 0.18%), 0.34%, 9/20/2020 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/29/2020 (b)	29,000	29,000

0.39%, 12/3/2020 (d)	100,000	99,899

0.36%, 1/19/2021	25,000	25,000

0.27%, 2/10/2021	35,000	34,999

MUFG Bank Ltd. (Japan)

0.40%, 9/21/2020 (d)	20,000	19,996

1.15%, 10/19/2020	50,000	50,000

0.39%, 11/20/2020	30,000	30,000

0.25%, 11/30/2020	29,000	29,000

0.38%, 11/30/2020	21,000	21,000

0.39%, 12/18/2020 (d)	50,000	49,942

0.23%, 1/20/2021	25,000	25,000

0.29%, 1/29/2021	30,000	30,000

0.27%, 2/4/2021	30,000	30,000

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/25/2020 (b)	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.13%), 0.38%, 11/27/2020 (b)	30,000	30,000

0.37%, 3/8/2021 (d)	200,000	199,615

0.38%, 3/23/2021 (d)	15,000	14,968

0.40%, 4/30/2021 (d)	29,000	28,923

Natixis SA (France)

(ICE LIBOR USD 3 Month + 0.11%), 0.44%, 9/4/2020 (b)	75,000	75,000

(ICE LIBOR USD 1 Month + 0.17%), 0.33%, 9/19/2020 (b)	50,000	50,000

1.40%, 10/2/2020	25,000	25,000

0.52%, 12/14/2020	80,000	80,000

0.55%, 2/17/2021	15,000	15,000

0.39%, 4/8/2021	5,000	5,000

0.29%, 5/3/2021	30,000	30,000

Nordea Bank Abp (Finland)

(ICE LIBOR USD 3 Month + 0.10%), 0.47%, 9/1/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.10%), 0.43%, 9/8/2020 (b)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/17/2020 (b)	40,000	40,000

(ICE LIBOR USD 3 Month + 0.10%), 0.37%, 10/13/2020 (b)	25,000	25,000

1.12%, 10/15/2020	17,000	17,000

(ICE LIBOR USD 3 Month + 0.10%), 0.36%, 11/14/2020 (b)	50,000	50,000

1.10%, 11/17/2020	10,000	10,000

(ICE LIBOR USD 3 Month + 0.10%), 0.35%, 11/21/2020 (b)	21,000	21,000

Norinchukin Bank (The) (Japan) 0.18%, 9/22/2020	25,000	25,000

Oversea-Chinese Banking Corp. Ltd. (Singapore)

1.08%, 9/14/2020	25,000	25,000

(ICE LIBOR USD 1 Month + 0.14%), 0.32%, 9/24/2020 (b)	25,000	25,000

Rabobank International (United Kingdom) 0.26%, 2/26/2021 (d)	29,000	28,963

Royal Bank of Canada (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.18%), 0.27%, 9/1/2020 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.12%), 0.42%, 9/24/2020 (b)	17,000	17,000

1.46%, 10/1/2020	15,000	15,000

(ICE LIBOR USD 3 Month + 0.11%), 0.38%, 10/9/2020 (b)	15,000	15,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/29/2020 (b)	22,000	22,000

(ICE LIBOR USD 3 Month + 0.30%), 0.55%, 11/4/2020 (b)	15,000	15,000

(ICE LIBOR USD 3 Month + 0.21%), 0.46%, 11/5/2020 (b)	13,000	13,000

1.30%, 1/7/2021	25,000	25,000

Skandinaviska Enskilda Banken AB (Sweden)

1.35%, 10/2/2020	25,000	25,000

0.25%, 5/11/2021	75,000	75,000

Standard Chartered Bank (United Kingdom) 0.97%, 10/27/2020	100,000	100,000

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 1 Month + 0.22%), 0.38%, 9/17/2020 (b)	25,000	25,000

(ICE LIBOR USD 1 Month + 0.18%), 0.36%, 9/22/2020 (b)	28,000	28,000

(ICE LIBOR USD 1 Month + 0.18%), 0.34%, 9/28/2020 (b)	28,000	28,000

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/27/2020 (b)	15,000	15,000

(ICE LIBOR USD 3 Month + 0.03%), 0.31%, 11/17/2020 (b)	50,000	50,000

0.35%, 12/1/2020	22,000	22,000

0.30%, 1/29/2021	125,000	125,000

0.26%, 2/5/2021	40,000	40,000

0.26%, 2/24/2021 (d)	25,000	24,968

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.57%, 11/12/2020 (d)	75,000	74,915

0.55%, 11/13/2020 (d)	50,000	49,944

0.40%, 11/18/2020	50,000	50,000

Sumitomo Trust & Banking Japan Multi Strategy Fund (United Kingdom) 1.27%, 9/8/2020 (d)	25,000	24,994

Sumitomo Trust and Banking Co. (United Kingdom)

0.50%, 11/16/2020 (d)	50,000	49,947

0.50%, 11/18/2020 (d)	25,000	24,972

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/16/2020 (b)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/16/2020 (b)	9,000	9,000

(ICE LIBOR USD 3 Month + 0.12%), 0.44%, 9/19/2020 (b)	12,000	12,000

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.07%), 0.37%, 10/2/2020 (b)	17,000	17,000

1.12%, 10/14/2020	54,000	54,000

(ICE LIBOR USD 3 Month + 0.09%), 0.36%, 10/20/2020 (b)	35,000	35,000

(ICE LIBOR USD 3 Month + 0.05%), 0.31%, 10/30/2020 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.13%), 0.37%, 11/7/2020 (b)	50,000	50,000

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.44%, 9/1/2020 (b)	20,000	20,000

(ICE LIBOR USD 3 Month + 0.11%), 0.43%, 9/10/2020 (b)	5,000	5,000

1.03%, 9/11/2020	25,000	25,000

(ICE LIBOR USD 1 Month + 0.18%), 0.35%, 9/21/2020 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.19%), 0.47%, 10/7/2020 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/28/2020 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.09%), 0.36%, 11/19/2020 (b)	26,000	26,000

1.27%, 1/28/2021	60,000	60,000

0.41%, 7/6/2021	29,000	29,000

UBS AG (Switzerland)

1.50%, 10/2/2020	50,000	50,000

1.55%, 1/4/2021	75,000	75,000

1.55%, 1/6/2021	50,000	50,000

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.11%), 0.41%, 10/6/2020 (b)	90,000	90,000

Total Certificates of Deposit (Cost $5,153,525)		5,153,525

Commercial Paper — 18.8%

Agricultural Bank of China Ltd. (China) 0.45%, 11/5/2020 (c) (d)	25,000	24,980

Alpine Securitization LLC (Switzerland)

(ICE LIBOR USD 3 Month + 0.08%), 0.33%, 11/20/2020 (b) (c)	50,000	50,000

0.37%, 1/6/2021 (c) (d)	50,000	49,935

0.31%, 5/5/2021 (c) (d)	25,000	24,947

Antalis SA (France) 1.60%, 9/1/2020 (c) (d)	27,440	27,440

Bank of Montreal (Canada) 1.05%, 9/14/2020 (d)	17,000	16,994

Barton Capital LLC 0.36%, 1/8/2021 (c) (d)	50,000	49,936

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Bedford Row Funding Corp.

(ICE LIBOR USD 3 Month + 0.10%), 0.42%, 9/3/2020 (b) (c)	100,000	100,000

1.01%, 9/9/2020 (c) (d)	25,000	24,994

1.01%, 9/14/2020 (c) (d)	15,000	14,995

(ICE LIBOR USD 3 Month + 0.06%), 0.32%, 11/1/2020 (b) (c)	22,000	22,000

BNG Bank NV (Netherlands) 1.20%, 9/1/2020 (c) (d)	110,000	110,000

BPCE SA (France) 0.46%, 3/19/2021 (c) (d)	10,000	9,975

Caisse d’Amortissement de la Dette Sociale (France)

0.29%, 1/20/2021 (c) (d)	117,000	116,869

0.40%, 3/25/2021 (c) (d)	75,000	74,829

Canadian Imperial Bank of Commerce (Canada)

(SOFR + 0.22%), 0.29%, 9/1/2020 (b) (c)	75,000	75,000

1.05%, 9/10/2020 (c) (d)	18,000	17,995

Cancara Asset Securitisation LLC 0.15%, 9/10/2020 (d)	20,000	19,999

Concord Minutemen Capital Co. LLC Series A, 0.12%, 9/3/2020 (c) (d)	70,000	70,000

Credit Suisse AG (ICE LIBOR USD 3 Month + 0.17%), 0.49%, 9/15/2020 (b)	15,000	15,000

Dexia Credit Local SA (France)

0.57%, 10/28/2020 (c) (d)	25,000	24,977

0.57%, 10/30/2020 (c) (d)	90,000	89,916

0.31%, 12/1/2020 (c) (d)	100,000	99,922

DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.07%), 0.34%, 10/22/2020 (b) (c)	21,000	21,000

Fairway Finance Co. LLC 1.32%, 10/6/2020 (c) (d)	25,000	24,968

First Abu Dhabi Bank PJSC (United Arab Emirates)

0.25%, 10/16/2020 (c) (d)	100,000	99,969

0.25%, 10/23/2020 (c) (d)	27,000	26,990

0.24%, 11/3/2020 (c) (d)	25,000	24,990

0.23%, 11/16/2020 (c) (d)	75,000	74,964

0.23%, 11/20/2020 (c) (d)	28,000	27,986

FMS Wertmanagement (Germany) 0.25%, 1/20/2021 (d)	25,000	24,976

Honeywell International, Inc. 1.20%, 10/21/2020 (c) (d)	25,000	24,958

HSBC Bank plc (United Kingdom) 1.15%, 10/15/2020 (c) (d)	100,000	99,859

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

LMA-Americas LLC

0.40%, 1/15/2021 (c) (d)	24,400	24,363

0.23%, 2/8/2021 (c) (d)	26,400	26,373

National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.14%), 0.30%, 9/4/2020 (b) (c)	30,000	30,000

National Bank of Canada (Canada)

0.25%, 1/22/2021 (c) (d)	30,000	29,970

0.23%, 2/4/2021 (c) (d)	25,000	24,975

PSP Capital, Inc. (Canada) (SOFR + 0.18%), 0.25%, 9/1/2020 (b) (c)	20,000	20,000

Royal Bank of Canada (Canada) (SOFR + 0.25%), 0.33%, 9/1/2020 (b) (c)	50,000	50,000

Sheffield Receivables Co. LLC (United Kingdom) 0.29%, 9/2/2020 (c) (d)	47,400	47,400

Shell International Finance BV (Netherlands) 2.15%, 1/15/2021 (c) (d)	25,000	24,797

Societe Generale SA (France) 0.57%, 10/27/2020 (c) (d)	15,000	14,987

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.40%, 11/30/2020 (c) (d)	25,000	24,975

0.26%, 2/4/2021 (c) (d)	25,000	24,972

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.10%), 0.26%, 9/10/2020 (b) (c)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.11%), 0.44%, 9/15/2020 (b) (c)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.10%), 0.38%, 10/13/2020 (b) (c)	25,000	25,000

0.95%, 10/19/2020 (c) (d)	10,000	9,987

(ICE LIBOR USD 3 Month + 0.08%), 0.36%, 10/27/2020 (b) (c)	28,000	28,000

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 1 Month + 0.15%), 0.31%, 9/5/2020 (b) (c)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.19%), 0.48%, 9/27/2020 (b) (c)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.23%), 0.49%, 11/3/2020 (b) (c)	13,000	13,000

(ICE LIBOR USD 3 Month + 0.18%), 0.44%, 11/5/2020 (b) (c)	16,000	16,000

UBS AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.10%), 0.41%, 10/3/2020 (b) (c)	30,000	30,000

1.14%, 1/22/2021 (c) (d)	115,000	114,478

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Westpac Banking Corp. (Australia) 0.37%, 3/4/2021 (c) (d)	35,000	34,933

Total Commercial Paper (Cost $2,360,573)		2,360,573

U.S. Treasury Obligations — 7.1%

U.S. Treasury Bills

0.15%, 9/8/2020 (d)	50,000	49,999

0.10%, 9/22/2020 (d)	150,000	149,991

0.15%, 9/24/2020 (d)	100,000	99,990

0.17%, 9/29/2020 (d)	100,000	99,987

0.31%, 10/15/2020 (d)	75,000	74,972

0.15%, 10/20/2020 (d)	110,000	109,978

0.12%, 11/10/2020 (d)	50,000	49,989

0.10%, 11/12/2020 (d)	50,000	49,990

0.12%, 11/19/2020 (d)	200,000	199,946

Total U.S. Treasury Obligations (Cost $884,842)		884,842

Time Deposits — 6.9%

Australia & New Zealand Banking Group Ltd. 0.11%, 9/3/2020	200,000	200,000

Credit Agricole Corporate and Investment Bank 0.09%, 9/1/2020	475,310	475,310

Interfund Lending 0.83%, 9/1/2020	4,366	4,366

Mizuho Bank Ltd. 0.09%, 9/1/2020	180,000	180,000

Total Time Deposits (Cost $859,676)		859,676

Total Short-term Investments (Cost $9,258,616)		9,258,616

Total Investments — 99.9% (Cost $12,517,130)*		12,517,130
Other Assets Less Liabilities — 0.1%		17,717

NET ASSETS — 100.0%		12,534,847

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
RAN	Revenue Anticipation Note
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 37.5%

FFCB

(SOFR + 0.07%), 0.14%, 9/1/2020 (b)	105,000	105,000

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.16%, 9/1/2020 (b)	275,000	275,000

(US Treasury 3 Month Bill Money Market Yield + 0.09%), 0.19%, 9/1/2020 (b)	200,000	199,968

(ICE LIBOR USD 1 Month + 0.04%), 0.20%, 9/1/2020 (b)	450,000	450,000

(Federal Reserve Bank Prime Loan Rate US - 3.00%), 0.25%, 9/1/2020 (b)	175,000	175,000

(Federal Reserve Bank Prime Loan Rate US - 2.98%), 0.28%, 9/1/2020 (b)	255,000	255,044

(Federal Reserve Bank Prime Loan Rate US - 2.93%), 0.33%, 9/1/2020 (b)	325,000	325,000

(SOFR + 0.30%), 0.37%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.35%), 0.42%, 9/1/2020 (b)	1,500,000	1,500,000

(ICE LIBOR USD 1 Month + 0.03%), 0.19%, 9/3/2020 (b)	350,000	350,000

(ICE LIBOR USD 1 Month - 0.02%), 0.14%, 9/4/2020 (b)	300,000	300,000

(ICE LIBOR USD 1 Month + 0.05%), 0.21%, 9/5/2020 (b)	450,000	449,998

(ICE LIBOR USD 1 Month + 0.35%), 0.51%, 9/5/2020 (b)	50,000	50,065

(ICE LIBOR USD 1 Month + 0.00%), 0.15%, 9/6/2020 (b)	400,000	400,000

(ICE LIBOR USD 1 Month + 0.00%), 0.15%, 9/8/2020 (b)	90,000	89,998

(ICE LIBOR USD 1 Month + 0.04%), 0.19%, 9/8/2020 (b)	400,000	400,000

(ICE LIBOR USD 1 Month + 0.09%), 0.24%, 9/8/2020 (b)	550,000	549,997

(ICE LIBOR USD 1 Month - 0.01%), 0.15%, 9/14/2020 (b)	250,000	249,992

(ICE LIBOR USD 1 Month + 0.06%), 0.22%, 9/15/2020 (b)	375,000	374,998

(ICE LIBOR USD 1 Month + 0.05%), 0.21%, 9/16/2020 (b)	50,000	50,000

DN, 0.52%, 9/16/2020 (c)	100,000	99,978

(ICE LIBOR USD 1 Month + 0.06%), 0.24%, 9/23/2020 (b)	275,000	275,003

(ICE LIBOR USD 1 Month + 0.04%), 0.22%, 9/24/2020 (b)	550,000	550,000

(ICE LIBOR USD 1 Month + 0.01%), 0.19%, 9/25/2020 (b)	400,000	400,000

(ICE LIBOR USD 1 Month + 0.04%), 0.21%, 9/27/2020 (b)	185,000	184,999

(ICE LIBOR USD 1 Month + 0.07%), 0.22%, 9/28/2020 (b)	20,000	20,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(ICE LIBOR USD 1 Month + 0.03%), 0.18%, 9/30/2020 (b)	250,000	250,000

DN, 0.52%, 10/16/2020 (c)	50,000	49,968

FHLB

(SOFR + 0.01%), 0.08%, 9/1/2020 (b)	1,900,000	1,900,000

(SOFR + 0.03%), 0.10%, 9/1/2020 (b)	1,250,000	1,250,000

(SOFR + 0.03%), 0.10%, 9/1/2020 (b)	274,000	274,000

(SOFR + 0.04%), 0.11%, 9/1/2020 (b)	505,000	505,000

(SOFR + 0.05%), 0.12%, 9/1/2020 (b)	300,000	300,000

(SOFR + 0.06%), 0.12%, 9/1/2020 (b)	500,000	500,000

(SOFR + 0.06%), 0.13%, 9/1/2020 (b)	500,000	500,000

(SOFR + 0.07%), 0.14%, 9/1/2020 (b)	10,000	10,000

(SOFR + 0.08%), 0.15%, 9/1/2020 (b)	274,800	274,800

(SOFR + 0.09%), 0.16%, 9/1/2020 (b)	1,707,750	1,707,749

(SOFR + 0.10%), 0.17%, 9/1/2020 (b)	450,000	450,000

(SOFR + 0.12%), 0.19%, 9/1/2020 (b)	515,000	515,000

(ICE LIBOR USD 1 Month + 0.04%), 0.20%, 9/1/2020 (b)	900,000	900,000

(SOFR + 0.20%), 0.27%, 9/1/2020 (b)	250,000	250,000

(SOFR + 0.24%), 0.31%, 9/1/2020 (b)	200,000	200,000

(ICE LIBOR USD 1 Month - 0.01%), 0.15%, 9/5/2020 (b)	62,750	62,746

DN, 0.52%, 9/9/2020 (c)	1,000,000	999,884

(ICE LIBOR USD 1 Month + 0.00%), 0.16%, 9/10/2020 (b)	225,000	225,000

(ICE LIBOR USD 1 Month - 0.06%), 0.11%, 9/11/2020 (b)	1,408,000	1,408,002

(ICE LIBOR USD 1 Month + 0.00%), 0.17%, 9/12/2020 (b)	850,000	850,000

(ICE LIBOR USD 1 Month + 0.00%), 0.17%, 9/12/2020(b)	100,000	100,000

(ICE LIBOR USD 1 Month + 0.00%), 0.16%, 9/14/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month - 0.04%), 0.12%, 9/16/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month + 0.02%), 0.18%, 9/19/2020 (b)	630,320	630,387

DN, 0.27%, 9/22/2020 (c)	500,000	499,921

(ICE LIBOR USD 1 Month - 0.03%), 0.15%, 9/24/2020 (b)	250,000	250,000

(ICE LIBOR USD 1 Month - 0.03%), 0.15%, 9/24/2020 (b)	898,000	897,946

(ICE LIBOR USD 1 Month + 0.01%), 0.19%, 9/24/2020 (b)	470,000	470,003

(ICE LIBOR USD 1 Month - 0.03%), 0.14%, 9/26/2020 (b)	90,000	89,982

(ICE LIBOR USD 1 Month - 0.03%), 0.14%, 9/26/2020 (b)	250,000	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued

(ICE LIBOR USD 1 Month - 0.03%), 0.14%, 9/26/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month - 0.01%), 0.16%, 9/26/2020 (b)	279,900	279,871

(ICE LIBOR USD 1 Month - 0.02%), 0.15%, 9/27/2020 (b)	1,000,000	1,000,000

(ICE LIBOR USD 1 Month - 0.01%), 0.15%, 9/28/2020 (b)	1,000,000	1,000,000

DN, 0.52%, 9/30/2020 (c)	1,000,000	999,581

2.63%, 10/1/2020	204,930	205,092

DN, 0.32%, 10/2/2020 (c)	375,000	374,897

(ICE LIBOR USD 3 Month - 0.09%), 0.21%, 10/4/2020 (b)	500,000	500,000

DN, 0.30%, 10/5/2020 (c)	2,999,500	2,998,650

DN, 0.32%, 10/6/2020 (c)	1,000,000	999,689

(ICE LIBOR USD 3 Month - 0.10%), 0.17%, 10/9/2020 (b)	1,300,000	1,300,000

DN, 0.52%, 10/9/2020 (c)	500,000	499,726

(ICE LIBOR USD 3 Month - 0.10%), 0.17%, 10/13/2020 (b)	700,000	700,000

(ICE LIBOR USD 3 Month - 0.13%), 0.14%, 10/14/2020 (b)	100,000	100,000

DN, 0.20%, 10/14/2020 (c)	500,000	499,881

DN, 0.20%, 10/15/2020 (c)	250,000	249,939

DN, 0.15%, 10/30/2020 (c)	255,000	254,937

(ICE LIBOR USD 3 Month - 0.12%), 0.13%, 11/5/2020 (b)	1,000,000	1,000,000

(ICE LIBOR USD 3 Month - 0.20%), 0.05%, 11/9/2020 (b)	500,000	500,029

(SOFR + 0.01%), 0.08%, 11/12/2020 (b)	370,000	370,000

(ICE LIBOR USD 3 Month - 0.14%), 0.13%, 11/12/2020 (b)	150,000	150,000

DN, 0.11%, 11/13/2020 (c)	250,000	249,944

(ICE LIBOR USD 3 Month - 0.13%), 0.14%, 11/14/2020 (b)	250,000	250,000

(ICE LIBOR USD 3 Month - 0.20%), 0.09%, 11/16/2020(b)	1,800,000	1,800,000

(ICE LIBOR USD 3 Month - 0.20%), 0.09%, 11/16/2020 (b)	1,000,000	1,000,000

(ICE LIBOR USD 3 Month - 0.15%), 0.14%, 11/17/2020 (b)	250,000	250,000

(ICE LIBOR USD 3 Month - 0.15%), 0.12%, 11/19/2020 (b)	150,000	150,000

DN, 0.11%, 11/20/2020 (c)	375,000	374,908

(ICE LIBOR USD 3 Month - 0.13%), 0.16%, 11/20/2020 (b)	400,000	400,000

(ICE LIBOR USD 3 Month - 0.12%), 0.14%, 11/24/2020 (b)	350,000	350,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(ICE LIBOR USD 3 Month - 0.12%), 0.11%, 11/26/2020 (b)	400,000	400,000

DN, 0.11%, 11/27/2020 (c)	150,000	149,960

0.19%, 12/10/2020	500,000	499,982

0.20%, 12/11/2020	250,000	249,997

0.14%, 5/24/2021	250,000	249,979

1.13%, 7/14/2021	290,000	292,469

FHLMC

(SOFR + 0.03%), 0.10%, 9/1/2020 (b)	127,000	126,998

(SOFR + 0.04%), 0.11%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.27%), 0.34%, 9/1/2020 (b)	1,250,000	1,250,000

(SOFR + 0.28%), 0.35%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.30%), 0.37%, 9/1/2020 (b)	2,500,000	2,500,419

FNMA

(SOFR + 0.04%), 0.11%, 9/1/2020 (b)	500,000	500,000

(SOFR + 0.05%), 0.12%, 9/1/2020 (b)	349,800	349,800

(SOFR + 0.17%), 0.24%, 9/1/2020 (b)	249,750	249,750

(SOFR + 0.20%), 0.27%, 9/1/2020 (b)	1,950,000	1,950,000

(SOFR + 0.23%), 0.30%, 9/1/2020 (b)	840,000	840,000

(SOFR + 0.24%), 0.31%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.26%), 0.33%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.28%), 0.35%, 9/1/2020 (b)	1,000,000	1,000,000

(SOFR + 0.32%), 0.39%, 9/1/2020 (b)	2,450,000	2,450,000

(SOFR + 0.35%), 0.42%, 9/1/2020 (b)	2,500,000	2,500,000

(SOFR + 0.35%), 0.42%, 9/1/2020 (b)	750,000	750,000

1.25%, 5/6/2021	400,375	403,439

FNMA ACES (SOFR + 0.20%), 0.27%, 9/1/2020 (b)	1,200,000	1,200,000

Total U.S. Government Agency Securities (Cost $67,870,365)		67,870,365

Repurchase Agreements — 29.3%

Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.09%, dated 8/31/2020, due 9/1/20, repurchase price $2,550,006. [1]	2,550,000	2,550,000

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.09%, dated 8/31/2020, due 9/1/20, repurchase price $604,710. [2]	604,708	604,708

Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 0.09%, dated 8/31/2020, due 9/1/20, repurchase price $92,456. [3]	92,456	92,456

Bank of America NA, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $750,002, collateralized by GNMA, 3.00%, due 9/20/2046, with a value of $765,000.	750,000	750,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Bank of Montreal, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $115,000, collateralized by GNMA, 3.00%, due 6/20/2050, with a value of $117,300.	115,000	115,000

Bank of Montreal, 0.12%, dated 8/31/2020, due 9/7/2020, repurchase price $500,012, collateralized by U.S. Treasury Securities, 0.25% - 3.63%, due 1/15/2028 - 2/15/2050, with a value of $510,155.	500,000	500,000

Bank of Nova Scotia (The), 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $1,500,004, collateralized by FHLMC, 2.50% - 6.00%, due 5/1/2028 - 5/1/2050, FNMA, 2.22% - 5.50%, due 7/1/2028 - 5/1/2058 and U.S. Treasury Securities, 2.88%, due 10/31/2023 - 5/15/2028, with a value of $1,530,000.	1,500,000	1,500,000

Bank of Nova Scotia (The), 0.08%, dated 8/31/2020, due 9/4/2020, repurchase price $1,000,009, collateralized by FHLMC, 3.00% - 6.50%, due 5/1/2021 - 5/1/2050, FNMA, 2.00% - 5.50%, due 6/1/2025 - 6/1/2050 and GNMA, 2.00% - 5.00%, due 10/20/2039 - 8/20/2050, with a value of $1,020,000.	1,000,000	1,000,000

Barclays Capital, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $106,637, collateralized by U.S. Treasury Securities, 0.00%, due 11/15/2022 - 5/15/2044, with a value of $108,770.	106,637	106,637

Barclays Capital, Inc., 0.08%, dated 8/31/2020, due 9/4/2020, repurchase price $500,004, collateralized by GNMA, 2.50% - 5.50%, due 1/20/2046 - 8/20/2050, with a value of $510,000.	500,000	500,000

BMO Capital Markets Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $400,001, collateralized by FFCB, 0.24%, due 7/13/2022, FHLMC, 1.50% - 6.00%, due 6/25/2027 - 9/1/2050, FNMA, 0.30% - 6.50%, due 1/1/2024 - 9/1/2050 and GNMA, 0.75% - 10.57%, due 7/15/2024 - 7/20/2070 with a value of $408,759.	400,000	400,000

BMO Capital Markets Corp., 0.12%, dated 8/31/2020, due 9/7/2020, repurchase price $600,014, collateralized by FFCB, 0.24%, due 7/13/2022, FHLB, 1.38%, due 9/28/2020, FHLMC, 2.00% - 5.00%, due 9/15/2028 - 9/1/2050, FNMA, 1.50% - 6.10%, due 11/1/2030 - 8/1/2050 and GNMA, 0.66% - 8.50%, due 11/15/2021 - 7/20/2070 with a value of $612,531.	600,000	600,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 0.13%, dated 8/31/2020, due 9/7/2020, repurchase price $500,013, collateralized by FHLMC, 0.00% - 4.37%, due 6/15/2028 - 8/15/2054, FNMA, 1.21% - 6.30%, due 9/25/2027 - 9/1/2050 and GNMA, 1.15% - 5.50%, due 4/20/2034 - 7/20/2070, with a value of $512,377.	500,000	500,000

BMO Capital Markets Corp., 0.13%, dated 8/31/2020, due 9/7/2020, repurchase price $500,013, collateralized by FFCB, 0.24%, due 7/13/2022, FHLB, 2.38%, due 2/8/2021, FHLMC, 1.00% - 4.50%, due 4/25/2025 - 9/25/2050, FNMA, 1.32% - 6.50%, due 5/1/2021 - 9/25/2050 and GNMA, 0.56% - 6.05%, due 2/15/2022 - 6/20/2070 with a value of $513,618.	500,000	500,000

BNP Paribas SA, 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $510,001, collateralized by U.S. Treasury Securities, 0.63% - 3.00%, due 6/15/2021 - 2/15/2049, with a value of $520,201.	510,000	510,000

BNP Paribas SA, 0.11%, dated 8/31/2020, due 9/7/2020, repurchase price $1,000,021, collateralized by FFCB, 2.99% - 3.54%, due 7/18/2034 - 3/9/2038, FHLB, 3.90% - 4.13%, due 10/24/2029 - 2/25/2036, FHLMC, 0.38% - 7.00%, due 5/5/2023 - 5/1/2050, FNMA, 0.00% - 9.00%, due 3/1/2022 - 7/25/2050, GNMA, 0.79% - 7.00%, due 7/15/2024 - 5/20/2050 and U.S. Treasury Securities, 0.00% - 8.13%, due 9/15/2020 - 5/15/2049, with a value of $1,020,546.	1,000,000	1,000,000

BNP Paribas SA, 0.12%, dated 8/31/2020, due 9/7/2020, repurchase price $1,000,023, collateralized by FHLB, 3.54%, due 5/28/2036, FHLMC, 2.50% - 7.00%, due 3/15/2029 - 8/1/2050, FNMA, 0.00% - 6.00%, due 10/25/2020 - 10/1/2056, GNMA, 2.50% - 6.50%, due 5/15/2025 - 2/20/2069 and U.S. Treasury Securities, 0.00% - 3.38%, due 10/31/2020 - 2/15/2049 with a value of $1,020,512.	1,000,000	1,000,000

BNP Paribas SA, 0.12%, dated 8/31/2020, due 9/7/2020, repurchase price $2,000,047, collateralized by FHLB, 3.90% - 4.13%, due 5/25/2035 - 2/25/2036, FHLMC, 3.00% - 7.00%, due 3/15/2029 - 3/1/2050, FNMA, 2.50% - 6.50%, due 10/25/2020 - 8/1/2050, GNMA, 2.88% - 5.50%, due 5/20/2042 - 10/20/2067 and U.S. Treasury Securities, 0.00% - 4.38%, due 9/15/2020 - 11/15/2048 with a value of $2,040,605.	2,000,000	2,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.14%, dated 8/31/2020, due 9/7/2020, repurchase price $2,000,054, collateralized by FHLB, 3.93%, due 7/11/2033, FHLMC, 0.00% - 7.00%, due 12/11/2025 - 7/1/2050, FNMA, 0.00% - 6.00%, due 10/25/2020 - 8/1/2050, GNMA, 2.13% - 8.00%, due 12/15/2026 - 8/20/2050 and U.S. Treasury Securities, 0.00% - 7.50%, due 9/17/2020 - 8/15/2050 with a value of $2,040,726.	2,000,000	2,000,000

BNP Paribas SA, 0.12%, dated 8/31/2020, due 11/6/2020, repurchase price $1,000,223, collateralized by FFCB, 3.54%, due 1/25/2038, FHLB, 3.90% - 5.25%, due 12/9/2022 - 2/25/2036, FHLMC, 0.00% - 7.00%, due 3/15/2028 - 4/1/2050, FNMA, 0.00% - 7.50%, due 9/1/2022 - 8/1/2050, GNMA, 0.82% - 6.50%, due 5/15/2023 - 1/20/2069 and U.S. Treasury Securities, 0.00% - 7.88%, due 9/15/2020 - 11/15/2049, with a value of $1,020,344.	1,000,000	1,000,000

BNP Paribas SA, 0.12%, dated 8/31/2020, due 12/1/2020, repurchase price $500,153, collateralized by FHLB, 4.00%, due 7/19/2033, FHLMC, 0.38% - 6.00%, due 5/5/2023 - 4/1/2050, FNMA, 0.00% - 7.00%, due 11/15/2030 - 8/1/2050, GNMA, 0.79% - 9.50%, due 9/15/2024 - 5/20/2050 and U.S. Treasury Securities, 0.00% - 3.13%, due 12/31/2020 - 5/15/2050 with a value of $510,180.	500,000	500,000

Canadian Imperial Bank of Commerce, 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $350,001, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 11/30/2021 - 11/15/2049, with a value of $357,001.	350,000	350,000

Canadian Imperial Bank of Commerce, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $675,002, collateralized by FHLMC, 2.90% - 4.00%, due 1/1/2029 - 7/1/2050, FNMA, 2.00% - 4.50%, due 6/1/2021 - 7/1/2050 and GNMA, 3.00% - 4.71%, due 10/20/2045 - 8/20/2069, with a value of $688,502.	675,000	675,000

Citigroup Global Markets Holdings, Inc., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.13% - 7.13%, due 7/15/2021 - 2/28/2023, with a value of $510,000.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 0.08%, dated 8/31/2020, due 9/1/2020, repurchase price $1,000,002, collateralized by U.S. Treasury Securities, 0.25% - 0.88%, due 7/15/2021 - 7/15/2029, with a value of $1,020,000.	1,000,000	1,000,000

Daiwa Capital Markets America, Inc., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $3,000,008, collateralized by FFCB, 0.58% - 1.14%, due 6/18/2026 - 8/20/2029, FHLB, 0.13% - 3.00%, due 8/20/2021 - 10/12/2021, FHLMC, 1.00% - 5.50%, due 7/1/2024 - 9/1/2050, FNMA, 0.88% - 6.50%, due 3/1/2022 - 3/1/2052, GNMA, 2.00% - 6.00%, due 10/15/2033 - 8/20/2050 and U.S. Treasury Securities, 0.00% - 3.63%, due 9/17/2020 - 5/15/2050, with a value of $3,060,008.	3,000,000	3,000,000

Goldman Sachs & Co. LLC, 0.04%, dated 8/31/2020, due 9/1/2020, repurchase price $800,001, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 11/27/2020 - 5/15/2026, with a value of $816,000.	800,000	800,000

Goldman Sachs & Co. LLC, 0.07%, dated 8/31/2020, due 9/3/2020, repurchase price $1,500,009, collateralized by U.S. Treasury Securities, 0.13% - 5.38%, due 7/31/2021 - 2/15/2048, with a value of $1,530,000.	1,500,000	1,500,000

Goldman Sachs & Co. LLC, 0.08%, dated 8/31/2020, due 9/3/2020, repurchase price $1,500,010, collateralized by FHLMC, 2.50% - 5.50%, due 5/1/2027 - 2/1/2050 and FNMA, 2.50% - 6.50%, due 3/1/2027 - 2/1/2057, with a value of $1,530,000.	1,500,000	1,500,000

ING Financial Markets LLC, 0.12%, dated 8/31/2020, due 9/4/2020, repurchase price $350,005, collateralized by FHLMC, 2.50% - 4.50%, due 9/1/2043 - 7/1/2050, FNMA, 2.50% - 4.50%, due 8/1/2035 - 1/1/2057 and GNMA, 3.00%, due 10/20/2049, with a value of $357,036.	350,000	350,000

ING Financial Markets LLC, 0.10%, dated 8/31/2020, due 9/21/2020, repurchase price $300,018, collateralized by FHLMC, 2.78% - 4.00%, due 6/1/2047 - 1/1/2050, FNMA, 2.51% - 4.50%, due 5/1/2032 - 9/1/2057 and GNMA, 3.00%, due 10/20/2049, with a value of $306,027.	300,000	300,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

ING Financial Markets LLC, 0.10%, dated 8/31/2020, due 9/21/2020, repurchase price $350,020, collateralized by FHLMC, 3.50% - 4.50%, due 9/1/2042 - 4/1/2049, FNMA, 3.38% - 5.00%, due 6/1/2042 - 9/1/2057 and GNMA, 5.00%, due 1/20/2049, with a value of $357,031.	350,000	350,000

ING Financial Markets LLC, 0.11%, dated 8/31/2020, due 9/23/2020, repurchase price $300,021, collateralized by FHLMC, 2.50% - 4.50%, due 12/1/2042 - 7/1/2050, FNMA, 3.00% - 5.00%, due 5/1/2042 - 7/1/2056 and GNMA, 3.00%, due 10/20/2049, with a value of $306,033.	300,000	300,000

Metropolitan Life Insurance Co., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $1,000,003, collateralized by U.S. Treasury Securities, 0.00%, due 11/15/2027 - 11/15/2047, with a value of $1,020,003.	1,000,000	1,000,000

Mitsubishi UFJ Trust & Banking Corp., 0.08%, dated 8/31/2020, due 9/1/2020, repurchase price $1,300,003, collateralized by GNMA, 2.50% - 5.00%, due 8/15/2038 - 7/20/2050, with a value of $1,322,995.	1,300,000	1,300,000

Natixis SA, 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $850,002, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 3/31/2021 - 8/15/2050, with a value of $867,002.	850,000	850,000

Natixis SA, 0.12%, dated 8/31/2020, due 11/23/2020, repurchase price $1,000,280, collateralized by FHLB, 4.08%, due 5/25/2033, FHLMC, 0.00% - 8.00%, due 10/1/2021 - 8/1/2050, FNMA, 0.00% - 8.50%, due 12/1/2020 - 10/25/2058, GNMA, 1.75% - 8.50%, due 4/15/2022 - 7/20/2069, Tennessee Valley Authority, 4.25%, due 9/15/2065 and U.S. Treasury Securities, 0.00% - 6.50%, due 1/15/2021 - 8/15/2050, with a value of $1,023,799.	1,000,000	1,000,000

Natwest Markets Securities, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $1,000,002, collateralized by U.S. Treasury Securities, 0.00% - 3.38%, due 9/15/2020 - 11/15/2048, with a value of $1,020,002.	1,000,000	1,000,000

Nomura Securities Co. Ltd., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 9/15/2020 - 8/15/2049, with a value of $510,001.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nomura Securities Co. Ltd., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $3,500,009, collateralized by FFCB, 0.00%, due 5/3/2021, FHLMC, 2.00% - 9.50%, due 9/15/2020 - 9/1/2050, FNMA, 1.50% - 9.50%, due 9/25/2020 - 2/1/2052, GNMA, 1.30% - 10.00%, due 9/15/2020 - 1/20/2070 and U.S. Treasury Securities, 2.00% - 6.13%, due 3/15/2021 - 11/15/2027 with a value of $3,570,009.	3,500,000	3,500,000

Norinchukin Bank (The), 0.21%, dated 8/31/2020, due 9/4/2020, repurchase price $550,013, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $560,652.	550,000	550,000

Norinchukin Bank (The), 0.21%, dated 8/31/2020, due 9/11/2020, repurchase price $250,016, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $254,842.	250,000	250,000

Norinchukin Bank (The), 0.15%, dated 8/31/2020, due 10/2/2020, repurchase price $200,027, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $203,873.	200,000	200,000

Norinchukin Bank (The), 0.15%, dated 8/31/2020, due 10/5/2020, repurchase price $500,073, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $509,683.	500,000	500,000

Norinchukin Bank (The), 0.15%, dated 8/31/2020, due 10/16/2020, repurchase price $450,086, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $458,715.	450,000	450,000

Norinchukin Bank (The), 0.14%, dated 8/31/2020, due 10/27/2020, repurchase price $300,067, collateralized by U.S. Treasury Securities, 0.38% - 1.50%, due 1/15/2021 - 1/15/2027, with a value of $305,810.	300,000	300,000

RBC Capital Markets LLC, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $250,001, collateralized by FHLMC, 0.52% - 2.86%, due 3/25/2023 - 1/15/2043 and U.S. Treasury Securities, 2.88%, due 5/15/2049, with a value of $257,499.	250,000	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

RBC Capital Markets LLC, 0.15%, dated 8/31/2020, due 9/7/2020, repurchase price $2,000,058, collateralized by FHLMC, 0.34% - 5.88%, due 6/25/2022 - 1/25/2046, FNMA, 2.50% - 6.60%, due 10/1/2020 - 5/25/2050, GNMA, 0.68% - 5.50%, due 1/20/2039 - 8/20/2065 and U.S. Treasury Securities, 0.00% - 2.63%, due 10/1/2020 - 2/15/2029 with a value of $2,059,573.	2,000,000	2,000,000

Royal Bank of Canada, 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $2,950,007, collateralized by U.S. Treasury Securities, 0.13% - 3.00%, due 3/31/2021 - 8/15/2048, with a value of $3,009,008.	2,950,000	2,950,000

Societe Generale SA, 0.08%, dated 8/31/2020, due 9/2/2020, repurchase price $1,000,004, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 9/10/2020 - 2/15/2050, with a value of $1,020,000.	1,000,000	1,000,000

Societe Generale SA, 0.12%, dated 8/31/2020, due 9/2/2020, repurchase price $500,003, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 9/15/2020 - 8/15/2050, with a value of $510,000.	500,000	500,000

Societe Generale SA, 0.08%, dated 8/31/2020, due 9/4/2020, repurchase price $1,000,009, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 9/3/2020 - 2/15/2050, with a value of $1,020,000.	1,000,000	1,000,000

Societe Generale SA, 0.12%, dated 8/31/2020, due 9/4/2020, repurchase price $500,007, collateralized by U.S. Treasury Securities, 0.00% - 8.00%, due 9/24/2020 - 2/15/2046, with a value of $510,000.	500,000	500,000

Sumitomo Mitsui Banking Corp., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $1,100,002, collateralized by U.S. Treasury Securities, 0.50% - 3.75%, due 1/31/2025 - 8/15/2044, with a value of $1,122,002.	1,100,000	1,100,000

Sumitomo Mitsui Banking Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $3,000,008, collateralized by GNMA, 3.00% - 4.50%, due 10/20/2042 - 11/20/2049, with a value of $3,060,008.	3,000,000	3,000,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 0.07%, dated 8/31/2020, due 9/1/20, repurchase price $902,067. [4]	902,065	902,065

Total Repurchase Agreements (Cost $52,955,866)		52,955,866

U.S. Treasury Obligations — 3.1%

U.S. Treasury Floating Rate Notes (US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.24%, 9/1/2020 (b)	25,450	25,438

U.S. Treasury Notes

1.38%, 9/15/2020	150,000	149,986

2.00%, 9/30/2020	500,000	500,143

1.63%, 10/15/2020	357,214	357,207

1.38%, 10/31/2020	691,000	690,680

1.75%, 10/31/2020	672,000	672,098

2.88%, 10/31/2020	359,000	359,704

1.75%, 11/15/2020	62,000	62,011

2.63%, 11/15/2020	645,000	646,266

1.63%, 11/30/2020	330,000	329,984

2.00%, 11/30/2020	100,000	100,087

2.75%, 11/30/2020	285,000	285,765

1.88%, 12/15/2020	395,000	395,259

2.25%, 4/30/2021	600,000	608,419

2.13%, 8/15/2021	100,000	101,889

2.75%, 8/15/2021	275,000	281,832

Total U.S. Treasury Obligations (Cost $5,566,768)		5,566,768

Short-Term Investments — 29.7%

U.S. Treasury Obligations — 29.7%

U.S. Treasury Bills

0.08%, 9/1/2020 (c)	200,000	200,000

0.15%, 9/3/2020 (c)	1,651,500	1,651,486

0.12%, 9/8/2020 (c)	5,000,000	4,999,883

0.14%, 9/10/2020 (c)	2,573,050	2,572,957

0.12%, 9/15/2020 (c)	1,900,000	1,899,910

0.18%, 9/17/2020 (c)	4,000,000	3,999,689

0.10%, 9/22/2020 (c)	1,100,000	1,099,936

0.15%, 10/1/2020 (c)	6,778,000	6,777,128

0.10%, 10/13/2020 (c)	1,000,000	999,883

0.16%, 10/20/2020 (c)	2,500,000	2,499,473

0.15%, 10/27/2020 (c)	3,000,000	2,999,299

0.17%, 11/3/2020 (c)	2,775,000	2,774,174

0.18%, 11/10/2020 (c)	4,000,000	3,998,600

0.19%, 11/17/2020 (c)	5,000,000	4,997,985

0.11%, 12/1/2020 (c)	2,000,000	1,999,444

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

U.S. Treasury Obligations — continued

0.11%, 1/5/2021 (c)	5,000,000	4,998,075

0.12%, 1/19/2021 (c)	2,173,000	2,171,986

0.12%, 2/25/2021 (c)	1,000,000	999,410

0.12%, 3/4/2021 (c)	2,200,000	2,198,716

Total U.S. Treasury Obligations (Cost $53,838,034)		53,838,034

Total Short-Term Investments (Cost $53,838,034)		53,838,034

Total Investments — 99.6% (Cost $180,231,033)*		180,231,033
Other Assets Less Liabilities — 0.4%		687,904

NET ASSETS — 100.0%		180,918,937

Percentages	indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	The rate shown is the effective yield as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1] Agency Joint Trading Account I — At August 31, 2020, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$2,550,000	$2,550,006	$2,601,533

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.09%	$900,000
Credit Agricole Corporate and Investment Bank	0.09%	900,000
TD Securities (USA) LLC	0.09%	750,000

Total		$2,550,000

At August 31, 2020, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	3.98%	4/5/2038
FHLB	3.50%	2/22/2029
FHLMC	0.00% - 7.00%	4/1/2022 - 8/1/2050
FNMA	2.00% - 6.00%	10/25/2020 - 10/1/2056
GNMA	0.79% - 6.50%	9/15/2024 - 11/20/2067
U.S. Treasury Securities	0.00% - 3.38%	1/21/2021 - 11/15/2048

[2] Agency Joint Trading Account II — At August 31, 2020, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$604,708	$604,710	$616,829

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Bofa Securities, Inc.	0.09%	$445,132
Citibank NA	0.09%	75,589
Citigroup Global Markets Holdings, Inc.	0.09%	83,987

Total		$604,708

At August 31, 2020, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLB	2.13% - 3.60%	12/14/2029 - 5/10/2038
FHLMC	1.50% - 5.00%	2/1/2026 - 9/1/2050
FNMA	2.00% - 6.10%	4/1/2021 - 9/1/2050
GNMA	2.49% - 6.50%	3/20/2048 - 6/15/2049
U.S. Treasury Securities	1.75%	6/15/2022

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

[3] Agency Joint Trading Account III — At August 31, 2020, certain Funds had undivided interests in the Agency Joint Trading Account III with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$92,456	$92,456	$94,335

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.09%	$92,456

At August 31, 2020, the Agency Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	0.66% - 7.50%	11/1/2023 - 6/1/2050
FNMA	0.00% - 7.50%	10/25/2020 - 8/1/2050

[4] Treasury Joint Trading Account III — At August 31, 2020, certain Funds had undivided interests in the Treasury Joint Trading Account III with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$902,065	$902,067	$920,106

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Credit Agricole Corporate and Investment Bank	0.07%	$656,047
Societe Generale SA	0.07%	246,018

Total		$902,065

At August 31, 2020, the Treasury Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.00%	9/10/2020 - 2/15/2050

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 36.0%

Bank of Nova Scotia (The), 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $522,934, collateralized by U.S. Treasury Securities, 0.00% - 3.13%, due 1/26/2021 - 5/15/2048, with a value of $533,391.	522,933	522,933

Bofa Securities, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.13% - 3.00%, due 4/15/2021 - 8/15/2028, with a value of $510,000.	500,000	500,000

Bofa Securities, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $521,733, collateralized by U.S. Treasury Securities, 0.00% - 2.88%, due 9/30/2021 - 2/15/2048, with a value of $532,167.	521,732	521,732

Deutsche Bank Securities, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $748,222, collateralized by U.S. Treasury Securities, 0.00% - 2.25%, due 12/24/2020 - 11/15/2048, with a value of $763,186.	748,221	748,221

Fixed Income Clearing Corp., 0.09%, dated 8/31/2020, due 9/1/2020, repurchase price $2,000,005, collateralized by U.S. Treasury Securities, 0.50% - 2.38%, due 5/15/2027 - 8/15/2027, with a value of $2,040,000.	2,000,000	2,000,000

Goldman Sachs & Co. LLC, 0.04%, dated 8/31/2020, due 9/1/2020, repurchase price $700,001, collateralized by U.S. Treasury Securities, 0.00% - 2.00%, due 11/15/2020 - 5/15/2046, with a value of $714,000.	700,000	700,000

J.P. Morgan Securities LLC, 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.00%, due 11/17/2020, with a value of $255,001.	250,000	250,000

Natixis SA, 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.13% - 2.50%, due 6/30/2021 - 7/31/2026, with a value of $255,001.	250,000	250,000

Nomura Securities Co. Ltd., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $350,001, collateralized by U.S. Treasury Securities, 0.00% - 2.88%, due 9/8/2020 - 2/15/2044, with a value of $357,001.	350,000	350,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Norinchukin Bank (The), 0.21%, dated 8/31/2020, due 9/11/2020, repurchase price $250,016, collateralized by U.S. Treasury Securities, 2.00% - 2.25%, due 11/15/2026 - 8/15/2049, with a value of $253,930.	250,000	250,000

Norinchukin Bank (The), 0.17%, dated 8/31/2020, due 9/18/2020, repurchase price $250,021, collateralized by U.S. Treasury Securities, 2.00% - 2.25%, due 11/15/2026 - 8/15/2049, with a value of $253,930.	250,000	250,000

Norinchukin Bank (The), 0.14%, dated 8/31/2020, due 10/27/2020, repurchase price $200,044, collateralized by U.S. Treasury Securities, 2.00% - 2.25%, due 11/15/2026 - 8/15/2049, with a value of $203,144.	200,000	200,000

Societe Generale SA, 0.08%, dated 8/31/2020, due 9/4/2020, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.00% - 6.25%, due 9/15/2020 - 2/15/2050, with a value of $510,000.	500,000	500,000

Sumitomo Mitsui Banking Corp., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $3,250,006, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 9/24/2020 - 11/15/2024, with a value of $3,315,007.	3,250,000	3,250,000

Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.07%, dated 8/31/2020, due 9/1/20, repurchase price $1,871,995. [1]	1,871,991	1,871,991

Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 0.07%, dated 8/31/2020, due 9/1/20, repurchase price $1,158,266. [3]	1,158,264	1,158,264

Total Repurchase Agreements (Cost $13,323,141)		13,323,141

U.S. Treasury Obligations 16.2%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.21%, 9/1/2020 (b)	3,000	3,000

(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.22%, 9/1/2020 (b)	800,000	799,971

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.24%, 9/1/2020 (b)	1,250,000	1,249,808

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.25%, 9/1/2020 (b)	500,000	500,100

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.32%, 9/1/2020 (b)	400,000	399,879

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.40%, 9/1/2020 (b)	300,000	300,185

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.16%, 10/31/2020 (b)	350,000	350,002

U.S. Treasury Notes

1.38%, 9/15/2020	541,000	540,950

1.63%, 10/15/2020	375,469	375,461

1.38%, 10/31/2020	171,000	170,920

1.75%, 10/31/2020	122,000	122,020

1.75%, 11/15/2020	150,000	150,028

2.63%, 11/15/2020	691,000	692,363

1.63%, 11/30/2020	28,000	28,000

2.00%, 11/30/2020	170,000	170,141

2.75%, 11/30/2020	116,000	116,308

Total U.S. Treasury Obligations (Cost $5,969,136)		5,969,136

Short-Term Investments — 50.6%

U.S. Treasury Obligations — 50.6%

U.S. Treasury Bills

0.13%, 9/1/2020 (c)	1,799,500	1,799,500

0.07%, 9/8/2020 (c)	25,000	25,000

0.14%, 9/10/2020 (c)	1,125,000	1,124,962

0.17%, 9/17/2020 (c)	2,689,500	2,689,302

0.10%, 9/22/2020 (c)	1,095,650	1,095,587

0.14%, 9/24/2020 (c)	2,366,250	2,366,036

0.08%, 9/29/2020 (c)	1,000,000	999,938

0.17%, 10/6/2020 (c)	250,000	249,959

0.15%, 10/8/2020 (c)	392,000	391,940

0.14%, 10/13/2020 (c)	95,000	94,984

0.11%, 10/15/2020 (c)	300,000	299,958

0.15%, 10/20/2020 (c)	150,000	149,970

0.10%, 10/22/2020 (c)	500,000	499,933

0.17%, 11/3/2020 (c)	843,500	843,249

0.18%, 11/10/2020 (c)	1,075,000	1,074,628

0.11%, 11/12/2020 (c)	839,200	839,011

0.19%, 11/17/2020 (c)	500,000	499,797

0.11%, 11/19/2020 (c)	250,000	249,942

0.11%, 12/1/2020 (c)	693,000	692,807

0.11%, 12/8/2020 (c)	1,190,000	1,189,660

0.10%, 12/15/2020 (c)	349,000	348,898

0.11%, 12/17/2020 (c)	684,250	684,036

0.12%, 2/18/2021 (c)	186,900	186,794

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

0.12%, 3/4/2021 (c)	323,500	323,312

Total U.S. Treasury Obligations (Cost $18,719,203)		18,719,203

Total Short-Term Investments (Cost $18,719,203)		18,719,203

Total Investments — 102.8% (Cost $38,011,480)*		38,011,480
Liabilities in Excess of Other Assets — (2.8)%		(1,038,116)

NET ASSETS — 100.0%		36,973,364

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	The rate shown is the effective yield as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1] Treasury Joint Trading Account I — At August 31, 2020, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$1,871,991	$1,871,995	$1,909,435

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
BNP Paribas SA	0.07%	$813,909
Citibank NA	0.07%	135,652
Wells Fargo Securities LLC	0.07%	922,430

Total		$1,871,991

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

At August 31, 2020, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 7.63%	9/1/2020 - 2/15/2050

[3] Treasury Joint Trading Account III — At August 31, 2020, certain Funds had undivided interests in the Treasury Joint Trading Account III with a maturity date of September 1, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$1,158,264	$1,158,266	$1,181,429

Repurchase Agreements — At August 31, 2020, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
Credit Agricole Corporate and Investment Bank	0.07%	$842,374
Societe Generale SA	0.07%	315,890

Total		$1,158,264

At August 31, 2020, the Treasury Joint Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.00%	9/10/2020 - 2/15/2050

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 24.2%

FFCB

(US Federal Funds Effective Rate (continuous series) + 0.13%), 0.22%, 9/1/2020 (b)	25,000	25,000

(SOFR + 0.24%), 0.31%, 9/1/2020 (b)	25,000	24,997

(Federal Reserve Bank Prime Loan Rate US - 2.93%), 0.33%, 9/1/2020 (b)	25,000	25,000

(SOFR + 0.32%), 0.39%, 9/1/2020 (b)	25,000	25,000

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.40%, 9/1/2020 (b)	30,000	30,000

FHLB

(SOFR + 0.03%), 0.10%, 9/1/2020 (b)	100,000	99,999

(SOFR + 0.08%), 0.15%, 9/1/2020 (b)	25,000	25,000

(SOFR + 0.09%), 0.16%, 9/1/2020 (b)	123,000	123,000

(SOFR + 0.10%), 0.17%, 9/1/2020 (b)	25,000	25,000

(SOFR + 0.14%), 0.20%, 9/1/2020 (b)	72,000	72,000

(SOFR + 0.24%), 0.31%, 9/1/2020 (b)	50,000	50,000

DN, 0.26%, 9/18/2020 (c)	100,000	99,988

DN, 0.26%, 9/23/2020 (c)	100,000	99,984

(ICE LIBOR USD 3 Month - 0.20%), 0.09%, 11/16/2020 (b)	50,000	50,000

Total U.S. Government Agency Securities (Cost $774,969)		774,968

U.S. Treasury Obligations — 12.2%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.22%, 9/1/2020 (b)	75,000	74,997

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.24%, 9/1/2020 (b)	100,000	100,020

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.32%, 9/1/2020 (b)	90,000	90,011

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.40%, 9/1/2020 (b)	50,000	50,141

U.S. Treasury Notes

2.00%, 9/30/2020	25,000	25,007

2.63%, 11/15/2020	50,000	50,099

Total U.S. Treasury Obligations (Cost $390,275)		390,275

Short-Term Investments — 62.6%

U.S. Treasury Obligations — 62.6%

U.S. Treasury Bills

0.11%, 9/1/2020 (c)	113,000	113,000

0.17%, 9/10/2020 (c)	50,000	49,998

0.14%, 9/17/2020 (c)	50,000	49,997

0.12%, 9/22/2020 (c)	300,000	299,980

0.10%, 9/29/2020 (c)	100,000	99,993

0.16%, 10/8/2020 (c)	200,000	199,966

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

0.10%, 10/22/2020 (c)	100,000	99,986

0.12%, 11/3/2020 (c)	200,000	199,958

0.09%, 11/5/2020 (c)	90,000	89,986

0.12%, 11/10/2020 (c)	150,000	149,965

0.11%, 11/19/2020 (c)	250,000	249,939

0.11%, 11/27/2020 (c)	300,000	299,921

0.11%, 12/1/2020 (c)	100,000	99,972

Total U.S. Treasury Obligations (Cost $2,002,660)		2,002,661

Total Short-Term Investments (Cost $2,002,660)		2,002,661

Total Investments — 99.0% (Cost $3,167,904)*		3,167,904
Other Assets Less Liabilities — 1.0%		32,584

NET ASSETS — 100.0%		3,200,488

Percentages indicated are based on net assets.

Abbreviations

DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	The rate shown is the effective yield as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 18.6%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.15%, 9/1/2020 (b)	2,236,000	2,235,902

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.21%, 9/1/2020 (b)	150,000	149,935

(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.22%, 9/1/2020 (b)	2,697,400	2,697,351

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.24%, 9/1/2020 (b)	4,863,000	4,863,209

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.25%, 9/1/2020 (b)	2,629,000	2,629,478

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.32%, 9/1/2020 (b)	2,461,000	2,461,883

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.40%, 9/1/2020 (b)	1,813,000	1,816,160

U.S. Treasury Notes

1.38%, 9/30/2020	170,000	169,964

2.00%, 9/30/2020	125,000	125,037

1.38%, 10/31/2020	400,000	399,825

2.88%, 10/31/2020	835,000	836,650

1.75%, 11/15/2020	100,000	100,021

2.63%, 11/15/2020	1,330,000	1,332,624

1.63%, 11/30/2020	196,772	196,758

2.00%, 11/30/2020	522,000	522,435

1.75%, 12/31/2020	249,000	249,089

Total U.S. Treasury Obligations (Cost $20,786,321)		20,786,321

Short-Term Investments — 79.7%

U.S. Treasury Obligations — 79.7%

U.S. Treasury Bills

0.09%, 9/1/2020 (c)	381,000	381,000

0.11%, 9/3/2020 (c)	700,000	699,996

0.12%, 9/8/2020 (c)	4,570,000	4,569,895

0.16%, 9/10/2020 (c)	2,350,000	2,349,907

0.09%, 9/15/2020 (c)	4,350,000	4,349,848

0.13%, 9/17/2020 (c)	650,000	649,963

0.15%, 9/22/2020 (c)	4,950,000	4,949,554

0.09%, 9/29/2020 (c)	450,000	449,968

0.14%, 10/1/2020 (c)	5,180,000	5,179,398

0.15%, 10/8/2020 (c)	2,450,000	2,449,621

0.15%, 10/13/2020 (c)	500,000	499,911

0.16%, 10/20/2020 (c)	250,000	249,946

0.09%, 10/22/2020 (c)	750,000	749,910

0.15%, 10/27/2020 (c)	4,500,000	4,498,947

0.15%, 10/29/2020 (c)	502,115	501,994

0.14%, 11/3/2020 (c)	4,900,000	4,898,798

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

0.13%, 11/5/2020 (c)	3,950,000	3,949,103

0.13%, 11/10/2020 (c)	11,300,000	11,297,048

0.10%, 11/17/2020 (c)	1,250,000	1,249,731

0.11%, 11/19/2020 (c)	6,675,000	6,673,347

0.12%, 11/24/2020 (c)	4,034,950	4,033,822

0.11%, 11/27/2020 (c)	7,100,000	7,098,169

0.11%, 12/1/2020 (c)	1,500,000	1,499,578

0.10%, 12/3/2020 (c)	4,500,000	4,498,837

0.11%, 12/10/2020 (c)	5,000,000	4,998,533

0.15%, 12/22/2020 (c)	2,000,000	1,999,098

0.11%, 12/24/2020 (c)	1,000,000	999,652

0.11%, 1/12/2021 (c)	3,200,000	3,198,698

Total U.S. Treasury Obligations (Cost $88,924,272)		88,924,272

Total Short-Term Investments (Cost $88,924,272)		88,924,272

Total Investments — 98.3% (Cost $109,710,593)*		109,710,593
Other Assets Less Liabilities — 1.7%		1,880,454

NET ASSETS — 100.0%		111,591,047

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	The rate shown is the effective yield as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 76.3%

Alabama — 0.1%

Mobile County IDA, PCR, Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	1,425	1,425

Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series 2011A, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2020 (b) (c)	6,970	6,970

		8,395

Alaska — 1.8%

Alaska Housing Finance Corp., Governmental Purpose Series 2009-A, Rev., VRDO, LIQ: FHLB, 0.08%, 9/8/2020 (b)	22,065	22,065

Alaska Housing Finance Corp., Home Mortgage

Series 2007A, Rev., VRDO, LIQ: FHLB, 0.08%, 9/8/2020 (b)	13,890	13,890

Series 2007B, Rev., VRDO, LIQ: FHLB, 0.08%, 9/8/2020 (b)	13,875	13,875

Series 2009B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	15,105	15,105

City of Valdez, Exxon Pipeline Co. Project

Series 1993-A, Rev., VRDO, 0.03%, 9/1/2020 (b)	12,410	12,410

Series 1993-B, Rev., VRDO, 0.03%, 9/1/2020 (b)	12,205	12,205

Series 1993-C, Rev., VRDO, 0.03%, 9/1/2020 (b)	42,215	42,215

City of Valdez, Exxonmobil Corp. Rev., VRDO, 0.03%, 9/1/2020 (b)	1,600	1,600

Municipality of Anchorage Alaska GO, TAN, 1.50%, 12/18/2020	70,000	70,174

		203,539

Arizona — 0.6%

Arizona Health Facilities Authority, Banner Health Series 2008E, Class E, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	3,050	3,050

Arizona Health Facilities Authority, Catholic Healthcare West Loan Program Series 2009F, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.11%, 9/8/2020 (b)	8,150	8,150

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2019B, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	4,285	4,285

Arizona State University Series 2008B, Rev., VRDO, 0.08%, 9/8/2020 (b)	10,505	10,505

Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 0.13%, 9/8/2020 (b)	30,330	30,330

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML8004, Rev., VRDO, LIQ: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	15,000	15,000

		71,320

California — 1.2%

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 0.01%, 9/1/2020 (b)	13,500	13,500

California Statewide Communities Development Authority, Rady Children’s Hospital Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/1/2020 (b)	22,330	22,330

County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co., Project Rev., VRDO, LOC: Bank of America NA, 0.13%, 9/8/2020 (b)	5,800	5,800

Eastern Municipal Water District Series 2018A, Rev., VRDO, LIQ: Bank of America NA, 0.02%, 9/1/2020 (b)	42,395	42,395

Metropolitan Water District of Southern California Series 2018A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2020 (b)	31,860	31,860

Santa Clara County Housing Authority, Multi-Family Housing, Timberwood Apartments Series 2005B, Rev., VRDO, LOC: Union Bank of Canada, 0.18%, 9/8/2020 (b)	9,590	9,590

		125,475

Colorado — 2.7%

City of Colorado Springs, Utilities System

Series 2009C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	17,250	17,250

Series 2008-A, Rev., VRDO, LIQ: U.S. Bank NA, 0.10%, 9/8/2020 (b)	11,445	11,445

Colorado Educational and Cultural Facilities Authority, Nature Conservancy Project Series 2012, Rev., VRDO, 0.11%, 9/8/2020 (b)	63,280	63,280

Colorado Housing and Finance Authority, Multi-Family, Greentree Village Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 0.12%, 9/8/2020 (b)	12,470	12,470

Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.13%, 9/8/2020 (b)	47,500	47,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, LOC: FHLMC, 0.12%, 9/8/2020 (b)	13,560	13,560

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-24, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	12,500	12,500

Tender Option Bond Trust Receipts/Certificates

Series 2020-XX1130, Rev., VRDO, LIQ: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	3,880	3,880

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.17%, 9/8/2020 (b) (c)	17,700	17,700

University of Colorado Hospital Authority Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	30,000	30,000

University of Colorado Hospital Authority, Health System Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	61,610	61,610

		291,195

Connecticut — 1.9%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series 2016A, Subseries A-3, Rev., VRDO, LIQ: Royal Bank of Canada, 0.08%, 9/8/2020 (b)	10,000	10,000

Subseries B-3, Rev., VRDO, LIQ: Royal Bank of Canada, 0.08%, 9/8/2020 (b)	10,000	10,000

Subseries F2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.08%, 9/8/2020 (b)	19,000	19,000

Subseries F-5, Rev., VRDO, LIQ: Landesbank Hessen- Thueringen, 0.08%, 9/8/2020 (b)	48,200	48,200

Subseries A-2, Rev., VRDO, AMT, LIQ: U.S. Bank NA, 0.11%, 9/8/2020 (b)	8,940	8,940

Series D, Subseries D-3, Rev., VRDO, AMT, LIQ: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 (b)	32,495	32,495

State of Connecticut, Health and Educational Facilities Authority, Yale New Haven Hospital Issue Series O, Rev., VRDO, 0.09%, 9/8/2020 (b)	21,000	21,000

Tender Option Bond Trust Receipts/Certificates Series G-3, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	5,000	5,000

Town of Groton Series 2020A, GO, BAN, 2.00%, 4/29/2021	45,000	45,263

		199,898

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — 2.9%

District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	20,785	20,785

District of Columbia, The Pew Charitable Trust Series 2008A, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	36,205	36,205

District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period Series B, Subseries B-1, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	33,350	33,350

Metropolitan Washington Airports Authority, Airport System

Series 2010D, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.11%, 9/8/2020 (b)	56,000	56,000

Subseries A-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.12%, 9/8/2020 (b)	56,770	56,770

Subseries A-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.12%, 9/8/2020 (b)	14,400	14,400

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	50,000	50,000

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF0853, Rev., VRDO, LOC: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	23,950	23,950

Series 2019-XG0267, Rev., VRDO, LOC: Bank of America NA, 0.14%, 9/8/2020 (b) (c)	18,545	18,545

		310,005

Florida — 2.8%

City of Jacksonville, Health Care Facilities, Baptist Health

Series 2019C, Rev., VRDO, 0.09%, 9/8/2020 (b)	47,315	47,315

Series 2019C, Rev., VRDO, 0.09%, 9/8/2020 (b)	36,190	36,190

Collier County IDA, Allete, Inc. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b)	27,800	27,800

County of Miami-Dade, Juvenile Courthouse Series 2003B, Rev., VRDO, AMBAC, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	9,410	9,410

Florida Gulf Coast University Financing Corp., Housing Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	15,465	15,465

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Housing Finance Agency, Multi-Family, Sun Pointe Cove Apartments Rev., VRDO, FNMA, LIQ: FNMA, 0.11%, 9/8/2020 (b)	8,500	8,500

Highlands County Health Facilities Authority, Adventist Health System Series 2007A, Rev., VRDO, 0.09%, 9/8/2020 (b)	14,350	14,350

Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2012I-2, Rev., VRDO, 0.07%, 9/8/2020 (b)	41,950	41,950

Hillsborough County Industrial Development Authority, Baycare Health System

Series 2020B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	3,265	3,265

Series 2020D, Rev., VRDO, LOC: TD Bank NA, 0.04%, 9/1/2020 (b)	2,400	2,400

Lee County Industrial Development Authority, Florida Power and Light Co., Project Series 2016B, Rev., VRDO, AMT, 0.11%, 9/1/2020 (b)	19,120	19,120

Orange County Health Facilities Authority, Orlando Health, Inc. Series E, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	34,225	34,225

Palm Beach County Multi-Family Housing Finance Authority, Renaissance Apartments Series A, Rev., VRDO, AMT, LOC: FNMA, 0.13%, 9/8/2020 (b)	8,235	8,235

Sunshine State Governmental Financing Commission Series 2010A, Rev., VRDO, LOC: MUFG Union Bank NA, 0.10%, 9/8/2020 (b)	14,905	14,905

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0615, Rev., VRDO, LIQ: Citibank NA, 0.13%, 9/1/2020 (b) (c)	7,500	7,500

Series 2019-XG0252, Rev., VRDO, AMBAC, LOC: Bank of America NA, 0.14%, 9/8/2020 (b) (c)	9,600	9,600

		300,230

Georgia — 0.7%

Brookhaven Development Authority, Children’s Healthcare Series 2019D, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	42,140	42,140

Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project Series 2010-A, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b)	17,115	17,115

Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project Rev., VRDO, LOC: Bank of America NA, 0.19%, 9/8/2020 (b)	1,490	1,490

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Tender Option Bond Trust Receipts/Certificates

Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	3,750	3,750

Series 2018-ZF0656, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	7,500	7,500

		71,995

Hawaii — 0.2%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	20,000	20,000

Illinois — 3.3%

City of Galesburg, Knox College Project Series 1996, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	4,300	4,300

County of Lake, A L Hansen Manufacturing Co. Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.14%, 9/8/2020 (b)	730	730

County of Lake, Multi-Family Housing, Whispering Oaks Apartments Project Rev., VRDO, LIQ: FHLMC, 0.10%, 9/8/2020 (b)	21,500	21,500

County of Will, Exxonmobil Project

Rev., VRDO, 0.05%, 9/1/2020 (b)	9,625	9,625

Rev., VRDO, 0.05%, 9/1/2020 (b)	1,725	1,725

Illinois Development Finance Authority, St. Ignatius College Prep, 1994 Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	4,100	4,100

Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 0.10%, 9/8/2020 (b)	3,890	3,890

Illinois Educational Facilities Authority, The Adler Planetarium Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	8,000	8,000

Illinois Educational Facilities Authority, University Chicago Series 2003B, Rev., VRDO, 0.09%, 9/8/2020 (b)	2,198	2,198

Illinois Finance Authority, Advocate Healthcare Network Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.10%, 9/8/2020 (b)	17,150	17,150

Illinois Finance Authority, Bradley University

Series 2008A, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	17,660	17,660

Series 2008B, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	12,790	12,790

Illinois Finance Authority, Chicago Symphony Orchestra Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	73,015	73,015

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	61

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, College 2005 Rev., VRDO, LOC: U.S. Bank NA, 0.09%, 9/8/2020 (b)	4,370	4,370

Illinois Finance Authority, Elmhurst Memorial Healthcare Series 2008D, Rev., VRDO, LOC: Bank of America NA, 0.11%, 9/8/2020 (b)	22,555	22,555

Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group Series 2012G, Rev., VRDO, LOC: Bank of Montreal, 0.09%, 9/8/2020 (b)	20,945	20,945

Illinois Finance Authority, Mccormick Theological Series 2001B, Rev., VRDO, LOC: Northern Trust Co., 0.09%, 9/8/2020 (b)	15,250	15,250

Illinois Finance Authority, Northwestern Memorial Hospital

Series 2007A-2, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 9/1/2020 (b)	5,595	5,595

Series 2007A-4, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 9/1/2020 (b)	7,700	7,700

Series 2008A-1, Rev., VRDO, 0.09%, 9/8/2020 (b)	13,740	13,740

Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 (b)	38,820	38,820

Illinois Finance Authority, The Wbez Alliance, Inc., Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.09%, 9/8/2020 (b)	15,000	15,000

Illinois Housing Development Authority, Homeowner Mortgage

Series 2018-A-2, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: FHLB, 0.09%, 9/8/2020 (b)	12,500	12,500

Series C-3, Rev., VRDO, AMT, LIQ: FHLB, 0.15%, 9/8/2020 (b)	5,100	5,100

Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services Rev., VRDO, LOC: Wells Fargo Bank NA, 0.11%, 9/8/2020 (b)	21,300	21,300

Village of Justice, Multi-Family Housing, Candlewood Apartments Project Rev., VRDO, LOC: FNMA, 0.15%, 9/8/2020 (b)	8,900	8,900

		368,458

Indiana — 0.4%

Indiana Finance Authority, Ascension Health Senior Credit Group Series 2008E-8, Rev., VRDO, 0.10%, 9/8/2020 (b)	22,750	22,750

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Stadium Project Series 2005A-1, Rev., VRDO, LIQ: Bank of America NA, 0.10%, 9/8/2020 (b)	21,645	21,645

		44,395

Iowa — 1.1%

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.11%, 9/8/2020 (b)	13,400	13,400

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 0.11%, 9/8/2020 (b)	63,730	63,730

Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project Series 2011, Rev., VRDO, LOC: Great Western Bank, 0.11%, 9/8/2020 (b)	5,650	5,650

Iowa Finance Authority, Multi-Family Housing Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b)	11,130	11,130

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Series 2019B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: U.S. Bank NA, 0.08%, 9/8/2020 (b)	10,000	10,000

Series 2020B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.08%, 9/8/2020 (b)	15,500	15,500

Iowa Finance Authority, Trinity Health Series 2000D, Rev., VRDO, 0.09%, 9/8/2020 (b)	11,545	11,545

		130,955

Kansas — 1.4%

City of Wichita Series 298, GO, 4.00%, 10/15/2020	64,390	64,596

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	12,500	12,500

University of Kansas Hospital Authority, Health System Rev., VRDO, LOC: U.S. Bank NA, 0.03%, 9/1/2020 (b)	18,970	18,970

Wyandotte County-Kansas City Unified Government Series 2020-I, GO, 1.20%, 4/1/2021	50,395	50,395

		146,461

Kentucky — 1.0%

City of Hopkinsville Industrial Building, Riken Elastomers Corp. Project Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 9/8/2020 (b)	5,000	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — continued

City of Shelbyville, Nifco North America Project Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 9/8/2020 (b)	9,525	9,525

Louisville & Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	20,900	20,900

Louisville & Jefferson County Metropolitan Sewer and Drainage District Rev., BAN, 3.00%, 10/23/2020	79,225	79,381

		114,806

Louisiana — 0.3%

East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobile Project, Gulf Opportunity Zone

Rev., VRDO, 0.03%, 9/1/2020 (b)	200	200

Series 2010B, Rev., VRDO, 0.03%, 9/1/2020 (b)	29,545	29,545

Parish of East Baton Rouge, Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	5,100	5,100

		34,845

Maine — 0.6%

Maine State Housing Authority

Series B2, Rev., VRDO, AMT, LIQ: Bank of America NA, 0.14%, 9/8/2020 (b)	14,000	14,000

Series G, Rev., VRDO, AMT, LIQ: Bank of America NA, 0.14%, 9/8/2020 (b)	10,165	10,165

Town of Yarmouth GO, BAN, 1.50%, 10/16/2020	44,000	44,037

		68,202

Maryland — 1.0%

County of Baltimore, Consolidated Public Improvement GO, BAN, 4.00%, 3/22/2021	30,000	30,538

Maryland Community Development Administration, Department of Housing and Community Development, Multi-Family, Monteverde Apartments Series 2008-E, Rev., VRDO, AMT, LOC: FHLMC, 0.10%, 9/8/2020 (b)	6,900	6,900

Maryland Community Development Administration, Department of Housing and Community Development, Residential Series 2006G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.11%, 9/8/2020 (b)	19,655	19,655

Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series 1994-D, Rev., VRDO, LOC: Bank of America NA, 0.13%, 9/8/2020 (b)	1,159	1,159

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	19,460	19,460

Series 2019-ZF2799, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	13,485	13,485

Series 2018-XG0177, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	3,750	3,750

Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 0.14%, 9/8/2020 (b) (c)	3,300	3,300

Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.14%, 9/8/2020 (b) (c)	7,500	7,500

		105,747

Massachusetts — 1.3%

City of Everett GO, BAN, 1.50%, 2/12/2021	20,367	20,424

City of Somerville Series A, GO, BAN, 2.00%, 6/4/2021	10,000	10,120

Massachusetts Development Finance Agency, First Mortgage Brookhaven Series 2005B, Rev., VRDO, LOC: Bank of America NA, 0.11%, 9/8/2020 (b)	1,500	1,500

Massachusetts Health and Educational Facilities Authority, Capital Asset Program

Series M-2, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	1,620	1,620

Series M-4A, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b)	1,355	1,355

Massachusetts Housing Finance Agency, Single Family Housing Series 208, Rev., VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	3,400	3,400

Rib Floater Trust Various States

Series 2018-012, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	23,745	23,745

Series 2019-004, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	46,000	46,000

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2692, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	4,190	4,190

Town of Acton GO, BAN, 1.25%, 3/16/2021	13,627	13,667

Town of Grafton, Unlimited Tax GO, BAN, 1.50%, 5/14/2021	17,015	17,089

Town of Scituate GO, BAN, 1.50%, 12/11/2020	12,510	12,537

		155,647

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	63

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — 2.0%

Kent Hospital Finance Authority, Spectrum Health System Series 2008C, Rev., VRDO, LOC: Bank of New York Mellon, 0.10%, 9/8/2020 (b)	6,880	6,880

Michigan State Building Authority, Multi Modal Facilities Program Series 2017-I, Rev., VRDO, LOC: Citibank NA, 0.08%, 9/8/2020 (b)	16,505	16,505

Michigan State Housing Development Authority, Rental Housing

Series 2016C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b)	54,455	54,455

Series 2016D, Rev., VRDO, AMT, LOC: Bank of America NA, 0.14%, 9/8/2020 (b)	9,930	9,930

Series 2018C, Rev., VRDO, AMT, LOC: Bank of America NA, 0.14%, 9/8/2020 (b)	20,540	20,540

Michigan State Housing Development Authority, Single Family Mortgage Series 2007E, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b)	40,865	40,865

Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LIQ: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	21,320	21,320

Tender Option Bond Trust Receipts/Certificates

Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	11,580	11,580

Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	4,075	4,075

Series 2018-XG0186, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	21,540	21,540

		207,690

Minnesota — 1.1%

City of Oak Park Heights, Multi-Family Housing, Boutwells Landing Rev., VRDO, LIQ: FHLMC, 0.08%, 9/8/2020 (b)	20,800	20,800

County of Hennepin Series 2018B, GO, VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	12,320	12,320

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2017F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	37,800	37,800

Series 2019D, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	8,950	8,950

Series 2016F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.12%, 9/8/2020 (b)	37,535	37,535

		117,405

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — 2.6%

County of Jackson, Chevron USA, Inc. Project

Rev., VRDO, 0.05%, 9/1/2020 (b)	120	120

County of Jackson, Pollution Control, Chevron USA, Inc., Project Rev., VRDO, 0.03%, 9/1/2020 (b)	6,955	6,955

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.03%, 9/1/2020 (b)	24,900	24,900

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007C, Rev., VRDO, 0.03%, 9/1/2020 (b)	11,760	11,760

Series 2007E, Rev., VRDO, 0.03%, 9/1/2020 (b)	11,050	11,050

Series 2009A, Rev., VRDO, 0.03%, 9/1/2020 (b)	7,540	7,540

Series 2009C, Rev., VRDO, 0.03%, 9/1/2020 (b)	2,680	2,680

Series 2009E, Rev., VRDO, 0.03%, 9/1/2020 (b)	9,900	9,900

Series 2009F, Rev., VRDO, 0.03%, 9/1/2020 (b)	530	530

Series 2009G, Rev., VRDO, 0.03%, 9/1/2020 (b)	475	475

Series 2010 H, Rev., VRDO, 0.03%, 9/1/2020 (b)	34,070	34,070

Series 2010 I, Rev., VRDO, 0.03%, 9/1/2020 (b)	11,630	11,630

Series 2010G, Rev., VRDO, 0.03%, 9/1/2020 (b)	11,255	11,255

Series 2010L, Rev., VRDO, 0.03%, 9/1/2020 (b)	7,250	7,250

Series 2011 F, Rev., VRDO, 0.03%, 9/1/2020 (b)	5,200	5,200

Series 2011 G, Rev., VRDO, 0.03%, 9/1/2020 (b)	4,500	4,500

Series 2011A, Rev., VRDO, 0.03%, 9/1/2020 (b)	29,285	29,285

Series 2011C, Rev., VRDO, 0.03%, 9/1/2020 (b)	14,065	14,065

Series 2011D, Rev., VRDO, 0.03%, 9/1/2020 (b)	15,925	15,925

Series 2010A, Rev., VRDO, 0.08%, 9/8/2020 (b)	59,505	59,505

Mississippi Development Bank, Industrial Water System Project Series 2009, Rev., VRDO, 0.03%, 9/1/2020 (b)	10,850	10,850

		279,445

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — 2.6%

City of Kansas City, Roe Bartle Convention Center Series 2008E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	61,090	61,090

Health and Educational Facilities Authority of the State of Missouri, Ascension Health Senior Credit Group Series C-4, Rev., VRDO, 0.10%, 9/8/2020 (b)	25,050	25,050

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series 2008A, Rev., VRDO, LIQ: U.S. Bank NA, 0.08%, 9/8/2020 (b)	76,475	76,475

Series 2008B, Rev., VRDO, LIQ: BJC Health System, 0.08%, 9/8/2020 (b)	77,675	77,675

Health and Educational Facilities Authority of the State of Missouri, SSM Health Series 2018F, Rev., VRDO, 0.04%, 9/1/2020 (b)	4,180	4,180

RBC Municipal Products, Inc. Trust, Floater Certificates Rev., VRDO, LOC: Royal Bank of Canada, 0.14%, 9/8/2020 (b) (c)	10,000	10,000

St. Charles County Industrial Development Authority, Remington Apartments Project Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	10,400	10,400

Tender Option Bond Trust Receipts/Certificates Rev., VRDO, LOC: Royal Bank of Canada, 0.16%, 9/8/2020 (b) (c)	25,050	25,050

		289,920

Nebraska — 0.2%

Nebraska Investment Finance Authority, Multi-Family Housing, Irvington Heights Apartment Project Series A, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	6,500	6,500

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2558, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	8,000	8,000

		14,500

Nevada — 1.2%

City of Reno, Hospital, Renown Regional Medical Center Project Series 2008A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	31,475	31,475

City of Reno, Regional Medical Center Project

Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	31,945	31,945

Series 2009-B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	15,010	15,010

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued

Clark County, Industrial Development, Southwest Gas Corp. Project Series 2009A, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	16,555	16,555

County of Clark, Southwest Gas Corp. Project Series 2008A, Rev., VRDO, AMT, LOC: MUFG Union Bank NA, 0.10%, 9/8/2020 (b)	25,000	25,000

Nevada Housing Division, Multi-Unit Housing Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	7,450	7,450

Tender Option Bond Trust Receipts/Certificates Series 2019-G98, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	4,750	4,750

		132,185

New Jersey — 1.9%

Borough of Beachwood Series 2020A, GO, BAN, 2.00%, 3/4/2021	10,039	10,094

City of North Wildwood GO, BAN, 1.25%, 8/20/2021	20,326	20,512

County of Burlington Series 2020A, GO, BAN, 1.50%, 9/15/2020	23,000	23,005

County of Middlesex GO, BAN, 2.00%, 6/3/2021	6,000	6,072

County of Sussex GO, BAN, 1.75%, 6/17/2021	7,428	7,507

Rib Floater Trust Various States

Series 2018-019, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	25,820	25,820

Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 0.16%, 9/8/2020 (b) (c)	22,075	22,075

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0168, Rev., VRDO, LOC: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	15,450	15,450

Series 2018-XX1091, Rev., VRDO, NATL-RE, LOC: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	9,000	9,000

Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	3,600	3,600

Town of Dover Series 2020A, GO, BAN, 1.25%, 5/27/2021	21,090	21,223

Township of Maple Shade, General Capital, Water and Sewer System GO, BAN, 1.25%, 9/1/2021	12,000	12,115

Township of Monroe, Middlesex County, General Improvement, Water and Sewer System GO, BAN, 1.25%, 6/8/2021	12,830	12,910

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	65

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Township of Toms River GO, BAN, 1.50%, 6/16/2021	10,294	10,375

		199,758

New York — 17.1%

Albany City School District Series 2020B, GO, BAN, 1.25%, 7/30/2021	48,000	48,371

Amsterdam City School District GO, BAN, 1.25%, 6/25/2021	28,968	29,137

Berne-Knox-Westerlo Central School District GO, BAN, 1.25%, 7/9/2021	17,800	17,919

City of Buffalo GO, BAN, 1.50%, 4/28/2021	34,800	34,933

City of Geneva GO, BAN, 1.50%, 5/6/2021	15,213	15,253

City of New York

Series E, Subseries E-2, GO, VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	6,775	6,775

Subseries L-3, GO, VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	13,840	13,840

City of New York, Fiscal Year 2006

Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	18,715	18,715

Series I, Subseries I-8, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	6,960	6,960

City of New York, Fiscal Year 2008 Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	8,285	8,285

City of New York, Fiscal Year 2012

Series 2012G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	6,980	6,980

Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon, 0.03%, 9/1/2020 (b)	8,375	8,375

Series A-3, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	19,350	19,350

City of New York, Fiscal Year 2013

Subseries A-2, GO, VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	25,910	25,910

Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	12,680	12,680

City of New York, Fiscal Year 2014 Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	26,550	26,550

City of New York, Fiscal Year 2017

Series A, Subseries A-5, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	18,700	18,700

Subseries A-6, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	35,345	35,345

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

City of New York, Fiscal Year 2018 Series B, Subseries B-4, GO, VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	3,550	3,550

City of New York, Fiscal Year 2019 Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	20,215	20,215

County of Broome Series 2020A, GO, BAN, 3.00%, 4/30/2021	29,720	30,069

Evans-Brant Central School District Series 2020B, GO, BAN, 1.25%, 6/25/2021	21,425	21,524

Frontier Central School District GO, BAN, 1.25%, 7/22/2021	20,000	20,147

Geneva City School District GO, BAN, 1.25%, 6/25/2021	20,130	20,249

Gorham-Middlesex Central School District Series 2020A, GO, BAN, 1.25%, 6/24/2021	22,900	23,005

Highland Falls-Fort Montgomery Central School District GO, BAN, 1.25%, 6/25/2021	17,615	17,696

Metropolitan Transportation Authority

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	9,990	9,990

Subseries E-1, Rev., VRDO, LOC: U.S. Bank NA, 0.03%, 9/1/2020 (b)	1,615	1,615

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	60,455	60,455

Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	9,580	9,580

Subseries E-4, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	25,775	25,775

Nassau Health Care Corp., Nassau County Guaranteed

Subseries 2009B-2, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	4,420	4,420

Subseries 2009C-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	16,105	16,105

Subseries 2009D-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	9,255	9,255

Subseries 2009D-2, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	16,160	16,160

Subseries 2009B-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	16,760	16,760

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	10,630	10,630

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2008 Subseries B-1A, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	71,450	71,450

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012

Series B, Subseries B-1, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 9/1/2020 (b)	11,100	11,100

Series B, Subseries B-2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	4,205	4,205

Series B, Subseries B-4, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	5,240	5,240

Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	13,100	13,100

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution

Series BB-1B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	7,670	7,670

Series BB-2, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.05%, 9/1/2020 (b)	12,655	12,655

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	42,440	42,440

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series AA, Subseries AA1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	28,195	28,195

Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	21,530	21,530

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series BB, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	49,305	49,305

Subseries BB-1, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	18,330	18,330

Subseries BB-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	5,075	5,075

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-1, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	5,850	5,850

New York City Transitional Finance Authority Future Tax Secured Subseries C-5, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	12,335	12,335

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Transitional Finance Authority, Future Tax Secured Subseries C4, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.03%, 9/1/2020 (b)	21,065	21,065

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001 Series C, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	40,510	40,510

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	10,200	10,200

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Subseries 2010G-6, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	16,405	16,405

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries A-6, Rev., VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	8,350	8,350

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	6,700	6,700

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Subseries E-4, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	2,625	2,625

Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 9/1/2020 (b)	1,675	1,675

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Subseries A-4, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	5,025	5,025

New York City Transitional Finance Authority, Future Tax Secured, New York City Recovery

Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.08%, 9/8/2020 (b)	1,105	1,105

Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.08%, 9/8/2020 (b)	6,910	6,910

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	17,380	17,380

New York State Dormitory Authority, Court Facilities Lease Series 2005B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	59,525	59,525

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	67

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Dormitory Authority, Remarketing Series A, Rev., VRDO, LOC: FNMA, 0.07%, 9/8/2020 (b)	35	35

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	69,500	71,286

New York State Energy Research and Development Authority Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.11%, 9/8/2020 (b)	1,010	1,010

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.08%, 9/8/2020 (b)	920	920

New York State Housing Finance Agency Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	1,600	1,600

New York State Housing Finance Agency, 160 Madison Avenue Housing Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	955	955

New York State Housing Finance Agency, 250 West 93rd Street Housing Series 2005A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.12%, 9/8/2020 (b)	33,380	33,380

New York State Housing Finance Agency, 360 West 43rd Street Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	2,400	2,400

New York State Housing Finance Agency, 455 West 37th Street Housing Series 2007A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	17,105	17,105

New York State Housing Finance Agency, Tribeca Green Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.11%, 9/8/2020 (b)	10,985	10,985

New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	100	100

New York State Housing Finance Agency, Worth Street

Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	3,400	3,400

Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	2,100	2,100

North Colonie Central School District GO, BAN, 1.25%, 7/16/2021	97,710	98,387

North Rose-Wolcott Central School District GO, BAN, 1.25%, 6/29/2021	22,265	22,387

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

North Tonawanda City School District GO, BAN, 1.25%, 8/20/2021	14,940	15,075

Pearl River Union Free School District GO, BAN, 1.25%, 7/23/2021	28,345	28,559

Phoenix Central School District GO, BAN, 1.25%, 7/8/2021	32,667	32,893

RBC Municipal Products, Inc. Trust

Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	10,000	10,000

Series E-24, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	17,605	17,605

Series E-86, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	10,000	10,000

Series E-87, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	14,600	14,600

Series E-88, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	25,835	25,835

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-99, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	27,000	27,000

Schoharie Central School District GO, BAN, 1.25%, 6/25/2021	17,335	17,395

Solvay Union Free School District GO, BAN, 1.25%, 6/30/2021	25,842	26,012

Tender Option Bond Trust Receipts/Certificates

Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	4,900	4,900

Series 2018-E-129, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	35,000	35,000

Series 2015-XF0238, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	10,000	10,000

Series 2018-E-126, Rev., VRDO, LOC: Royal Bank of Canada, 0.14%, 9/8/2020 (b) (c)	35,000	35,000

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2003 B-1, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	12,090	12,090

Subseries 2005 B-3, Rev., VRDO, LOC: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	1,135	1,135

Union Endicott Central School District GO, BAN, 1.25%, 6/25/2021	18,079	18,184

William Floyd Union Free School District of the Mastics-Moriches-Shirley GO, BAN, 1.50%, 5/13/2021	17,600	17,663

		1,822,229

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — 1.8%

Charlotte-Mecklenburg Hospital Authority, Health Care Series 2007E, Rev., VRDO, AGM, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	27,805	27,805

City of Raleigh, Downtown Improvement Projects

Series 2005-B-1, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	50,000	50,000

Series 2005-B-2, COP, VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	29,625	29,625

City of Raleigh, Enterprise System Series 2008A, Rev., VRDO, LIQ: Bank of America NA, 0.11%, 9/8/2020 (b)	16,440	16,440

North Carolina Medical Care Commission, Health System, Catholic Health East Issue, Trinity Health Corp. Series 2008, Rev., VRDO, 0.10%, 9/8/2020 (b)	9,725	9,725

Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc. Series 2010, Rev., VRDO, LOC: Credit Industriel et Commercial, 0.11%, 9/8/2020 (b)	50,325	50,325

		183,920

Ohio — 1.3%

City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	200	200

Columbus Regional Airport Authority, Flightsafety International Inc., Project Series B, Rev., VRDO, AMT, 0.14%, 9/8/2020 (b)	15,040	15,040

County of Hamilton, Hospital Facilities, The Elizabeth Gamble Deaconess Home Association

Series 2002A, Rev., VRDO, LOC: Northern Trust Co., 0.09%, 9/8/2020 (b)	11,750	11,750

Series 2002B, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	8,500	8,500

County of Montgomery, Hospital Facilities, Premier Health Partners Obligated Group Series 2019B, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	29,425	29,425

Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group Series 2013-B-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 9/1/2020 (b)	3,700	3,700

Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Series 2013-B-2, Rev., VRDO, LIQ: Bank of New York Mellon, 0.03%, 9/1/2020 (b)	6,550	6,550

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Ohio State University (The) Rev., VRDO, 0.08%, 9/8/2020 (b)	1,500	1,500

State of Ohio, Parks and Recreation Improvement Series 2020B, Rev., VRDO, 0.08%, 9/8/2020 (b)	13,150	13,150

State of Ohio, University Hospitals Health System, Inc. Series 2018 B, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	5,470	5,470

Tender Option Bond Trust Receipts/Certificates

Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	40,000	40,000

Series 2019-E-134, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	12,365	12,365

		147,650

Oregon — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0637, VRDO, 0.12%, 9/8/2020 (b) (c)	7,500	7,500

Other — 1.0%

FHLMC, Multi-Family Housing

Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	3,245	3,245

Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	32,065	32,065

Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	8,118	8,118

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	37,970	37,970

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.15%, 9/8/2020 (b) (c)	19,135	19,135

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.15%, 9/8/2020 (b) (c)	10,785	10,785

SunAmerica Taxable Trust, Various States Series A-2, Class A, Rev., VRDO, LOC: FHLMC, 0.14%, 9/8/2020 (b)	690	690

		112,008

Pennsylvania — 5.3%

Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2018A, Rev., VRDO, LIQ: Bank of New York Mellon, 0.02%, 9/1/2020 (b)	3,450	3,450

Bucks County IDA, Grand View Hospital

Series A, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	385	385

Series 2008B, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	18,100	18,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	69

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

County of Allegheny

Series C-50, GO, VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	33,775	33,775

Series C-51, GO, VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	12,000	12,000

Fayette County Hospital Authority, Regional Health System Series A, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	24,025	24,025

Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	18,710	18,710

Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.15%, 9/8/2020 (b)	17,080	17,080

Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001 H9, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	2,000	2,000

Pennsylvania Turnpike Commission Series 2nd, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	25,050	25,050

Philadelphia Gas Works Co., 1998 General Ordinance

Series B, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	18,115	18,115

Series E, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2020 (b)	24,770	24,770

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-110, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	43,700	43,700

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	121,235	121,235

Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	103,050	103,050

Tender Option Bond Trust Receipts/Certificates

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	49,370	49,370

Series 2019-ZF2779, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	5,070	5,070

Series 2018-XG0201, Rev., VRDO, GTD, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	45,000	45,000

		564,885

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.5%

Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b)	1,300	1,300

Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	27,900	27,900

Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project Rev., VRDO, AMT, LOC: FHLMC, 0.15%, 9/8/2020 (b)	7,000	7,000

Rhode Island Industrial Facilities Corp., Marine Terminal, Exxonmobil Project Rev., VRDO, 0.03%, 9/1/2020 (b)	450	450

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2559, Rev., VRDO, LIQ: Citibank NA, 0.12%, 9/8/2020 (b) (c)	9,000	9,000

		45,650

South Carolina — 2.3%

County of Richland GO, BAN, 3.00%, 2/25/2021	83,800	84,632

County Square Redevelopment Corp., Installment Purchase Rev., BAN, 2.00%, 3/24/2021	13,500	13,597

South Carolina Association of Governmental Organizations Series 2020A, COP, SCSDE, 1.50%, 3/1/2021	64,610	64,829

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.20%, 9/8/2020 (b)	39,950	39,950

South Carolina State Housing Finance and Development Authority, Multi-Family, Rental Housing, Rocky Creek Apartments Projects Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b)	5,275	5,275

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML5004, Rev., VRDO, LOC: Bank of America NA, 0.14%, 9/8/2020 (b) (c)	47,735	47,735

		256,018

South Dakota — 0.1%

South Dakota Housing Development Authority Series 2020B, Rev., VRDO, 0.08%, 9/8/2020 (b)	5,800	5,800

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — 0.5%

Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/1/2020 (b)	7,555	7,555

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Multi-Family Housing, Arbor Crest Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	12,750	12,750

Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board, Multi-Family Housing, Arbor Knoll Series A, Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	13,400	13,400

Montgomery County Public Building Authority, Pooled Financing Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/1/2020 (b)	9,090	9,090

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	15,390	15,390

		58,185

Texas — 3.9%

Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects Rev., VRDO, LOC: FNMA, 0.11%, 9/8/2020 (b)	9,400	9,400

City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Subseries A, Rev., VRDO, LOC: Citibank NA, 0.09%, 9/8/2020 (b)	16,340	16,340

City of Houston, Airport System Subordinate Lien Rev., VRDO, LOC: Barclays Bank plc, 0.10%, 9/8/2020 (b)	42,550	42,550

Gulf Coast Authority, Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	5,900	5,900

Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 9/8/2020 (b)	12,000	12,000

Gulf Coast Waste Disposal Authority, Environmental Facilities, Exxonmobil Project

Rev., VRDO, 0.05%, 9/1/2020 (b)	3,700	3,700

Series B, Rev., VRDO, 0.06%, 9/1/2020 (b)	1,300	1,300

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2014D, Rev., VRDO, 0.10%, 9/8/2020 (b)	35,200	35,200

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Series 2019F, Rev., VRDO, 0.10%, 9/8/2020 (b)	48,300	48,300

Harris County Housing Finance Corp., Multi-Family Housing, Baypointe Apartments Series 2006, Rev., VRDO, LOC: Citibank NA, 0.13%, 9/8/2020 (b)	10,480	10,480

Harris County Industrial Development Corp., Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	11,000	11,000

Lower Neches Valley Authority Industrial Development Corp., Exxonmobil Project

Series 2001A-2, Rev., VRDO, 0.03%, 9/1/2020 (b)	2,565	2,565

Series 2002B, Rev., VRDO, 0.03%, 9/1/2020 (b)	42,650	42,650

Series 2012, Rev., VRDO, 0.03%, 9/1/2020 (b)	7,450	7,450

Series A-3, Rev., VRDO, 0.03%, 9/1/2020 (b)	100	100

Subseries B-4, Rev., VRDO, 0.05%, 9/1/2020 (b)	5,000	5,000

Subseries B-2, Rev., VRDO, 0.06%, 9/1/2020 (b)	1,550	1,550

Port of Port Arthur Navigation District, Pollution Control Rev., VRDO, 0.03%, 9/1/2020 (b)	5,500	5,500

RBC Municipal Products, Inc. Trust Series E141, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	25,000	25,000

RBC Municipal Products, Inc. Trust, Floater Certificates

Series G-20, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	10,000	10,000

Series G-34, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	5,400	5,400

State of Texas, Veterans Housing Assistance Program

Series 2001-C2, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/8/2020 (b)	780	780

Series 2007A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.14%, 9/8/2020 (b)	225	225

Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care System Project Series 2011C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	2,550	2,550

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System

Series 2008 A, Rev., VRDO, 0.10%, 9/8/2020 (b)	17,125	17,125

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	71

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series 2012 B, Rev., VRDO, 0.10%, 9/8/2020 (b)	24,000	24,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-G-84, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	7,125	7,125

Series 2018-G-85, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	6,175	6,175

Series 2018-XG0193, Rev., VRDO, GNMA COLL, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	4,000	4,000

Series G-21, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	5,000	5,000

Texas Department of Housing and Community Affairs, Single Family Mortgage Series 2004 D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas State Comptroller of Public Accounts, 0.13%, 9/8/2020 (b)	11,065	11,065

Texas Transportation Commission, State Highway Fund, First Tier Series 2014-B1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	46,660	46,660

		426,090

Utah — 0.7%

Central Utah Water Conservancy District, Limited Tax Series 2008A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.12%, 9/8/2020 (b)	20,800	20,800

County of Utah Hospital, IHC Health Services, Inc.

Series 2018C, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	24,710	24,710

Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.09%, 9/8/2020 (b)	8,725	8,725

County of Weber, IHC Health Services, Inc. Series 2000B, Rev., VRDO, LIQ: U.S. Bank NA, 0.09%, 9/8/2020 (b)	2,340	2,340

Utah Water Finance Agency Series B-2, Rev., VRDO, LIQ: Landesbank Hessen- Thueringen, 0.12%, 9/8/2020 (b)	25,000	25,000

		81,575

Virginia — 1.6%

Albermarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018B, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 9/1/2020 (b)	7,220	7,220

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Albermarle County Economic Development Authority, Virginia Hospital Facilities, Sentara Martha Jefferson Hospital Series 2018B, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	15,505	15,505

Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series 2003B, Rev., VRDO, 0.09%, 9/8/2020 (b)	5,695	5,695

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020B, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	33,890	33,890

Roanoke Economic Development Authority, Health System Series 2005A, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	40,000	40,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	8,170	8,170

Series 2018-ZF2713, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	5,000	5,000

Series 2018-ZF2714, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	7,000	7,000

Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	8,500	8,500

Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	5,415	5,415

Virginia Small Business Financing Authority, Carilion Clinic Obligated Group Series 2008 B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.07%, 9/8/2020 (b)	34,110	34,110

		170,505

Washington — 1.1%

Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ: Barclays Bank plc, 0.09%, 9/8/2020 (b)	11,395	11,395

Port of Seattle, Subordinate Lien Series 1997, Rev., VRDO, LOC: Bank of America NA, 0.15%, 9/8/2020 (b)	28,280	28,280

Port of Tacoma, Subordinate Lien

Rev., VRDO, AMT, LOC: PNC Bank NA, 0.12%, 9/8/2020 (b)	28,300	28,300

Series 2019A, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.12%, 9/8/2020 (b)	10,950	10,950

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2718, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	8,800	8,800

Series 2018-ZF2682, Rev., VRDO, GTD, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	7,000	7,000

Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project Rev., VRDO, AMT, LOC: FNMA, 0.13%, 9/8/2020 (b)	12,835	12,835

		107,560

West Virginia — 0.2%

West Virginia Hospital Finance Authority, United Health System Series 2018 D, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2020 (b)	8,020	8,020

West Virginia Hospital Finance Authority, University Health System Series 2018 C, Rev., VRDO, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	11,275	11,275

		19,295

Wisconsin — 0.8%

Green Bay Redevelopment Authority, Greenbay Packing Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 0.14%, 9/8/2020 (b) (c)	40,000	40,000

Wisconsin Housing and Economic Development Authority Series 2007 F, Rev., VRDO, AMT, LOC: Bank of America NA, 0.14%, 9/8/2020 (b)	9,035	9,035

Wisconsin Housing and Economic Development Authority, Home Ownership

Series 2019 B, Rev., VRDO, FNMA COLL, LIQ: FHLB, 0.09%, 9/8/2020 (b)	8,000	8,000

Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	20,900	20,900

		77,935

Wyoming — 1.1%

County of Lincoln, Wyoming Pollution Control, ExxonMobile Project Series 2014, Rev., VRDO, AMT, 0.05%, 9/1/2020 (b)	30,000	30,000

County of Sublette, Wyoming Pollution Control, Exxonmobile Project

Rev., VRDO, 0.03%, 9/1/2020 (b)	5,000	5,000

Rev., VRDO, AMT, 0.05%, 9/1/2020 (b)	16,650	16,650

County of Uinta, Pollution Control, Chevron USA, Inc. Project Rev., VRDO, 0.03%, 9/1/2020 (b)	6,000	6,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wyoming — continued

Wyoming Community Development Authority

Rev., VRDO, LIQ: RBC Capital Markets, 0.09%, 9/8/2020 (b)	9,000	9,000

Rev., VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b)	9,750	9,750

Series 2019-4, Rev., VRDO, LIQ: Bank of America NA, 0.09%, 9/8/2020 (b)	10,000	10,000

Wyoming Community Development Authority, Composite Reoffering Housing

Rev., VRDO, AMT, LIQ: FHLB, 0.12%, 9/8/2020 (b)	6,700	6,700

Rev., VRDO, AMT, LIQ: FHLB, 0.12%, 9/8/2020 (b)	6,210	6,210

Series 2007-11, Rev., VRDO, AMT, LIQ: FHLB, 0.12%, 9/8/2020 (b)	5,875	5,875

		105,185

Total Municipal Bonds (Cost $8,204,461)		8,204,461

	SHARES (000)
Variable Rate Demand Preferred Shares — 10.7%

California — 2.4%

Nuveen California AMT-Free Quality Municipal Income Fund Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 # (c)	1,500	1,500

Nuveen California Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 0.15%, 9/8/2020 # (c)	26,800	26,800

Series 2, LIQ: Citi Bank NA, 0.16%, 9/8/2020 # (c)	27,500	27,500

Series 6, LIQ: Citi Bank NA, 0.16%, 9/8/2020 # (c)	67,600	67,600

Series 4, LIQ: Royal Bank of Canada, 0.17%, 9/8/2020 # (c)	58,500	58,500

Series 7, LIQ: Royal Bank of Canada, 0.17%, 9/8/2020 # (c)	21,000	21,000

Series 1-1362, LIQ: Societe Generale, 0.21%, 9/8/2020 # (c)	59,200	59,200

		262,100

New York — 0.6%

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 1, LIQ: Citi Bank NA, 0.12%, 9/8/2020 # (c)	18,600	18,600

Series 5, LIQ: TD Bank NA, 0.12%, 9/8/2020 # (c)	40,000	40,000

		58,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	73

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued

Other — 7.7%

BlackRock MuniYield Investment Fund LIQ: TD Bank NA, 0.18%, 9/8/2020 # (b) (c)	27,400	27,400

Nuveen AMT-Free Municipal Credit Income Fund

Series 1, LIQ: Citi Bank NA, 0.14%, 9/8/2020 # (c)	24,000	24,000

Series 5, LIQ: Societe Generale, 0.14%, 9/8/2020 # (c)	127,000	127,000

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 # (c)	124,300	124,300

Nuveen AMT-Free Quality Municipal Income Fund

Series 2-1309, LIQ: Citi Bank NA, 0.14%, 9/8/2020 # (c)	92,000	92,000

Series 3, LIQ: TD Bank NA, 0.14%, 9/8/2020 # (c)	173,500	173,500

Series 4 - 4895, LIQ: Barclays Bank plc, 0.14%, 9/8/2020 # (c)	28,600	28,600

Series 5-1000, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 9/8/2020 # (c)	25,000	25,000

Nuveen Quality Municipal Income Fund

Series 1-2118, LIQ: Barclays Bank plc, 0.18%, 9/8/2020 # (c)	51,600	51,600

Series 2-2525, LIQ: Barclays Bank plc, 0.18%, 9/8/2020 # (b) (c)	151,900	151,900

		825,300

Total Variable Rate Demand Preferred Shares (Cost $1,146,000)		1,146,000

	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 2.0%

Citigroup Global Markets Holdings, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $215,110, collateralized by U.S. Treasury Securities, 0.38% - 6.50%, due 1/31/2021 - 1/15/2027, with a value of $219,412. (Cost $215,110)	215,110	215,110

Short-Term Investments — 11.8%

Commercial Paper — 11.8%

Alachua County Health Facilities Authority Series 08-A, 0.18%, 10/8/2020	26,240	26,240

Board of Regents of the University of Texas System

Series A, 1.20%, 9/10/2020	20,000	20,000

Series A, 0.28%, 11/6/2020	25,000	25,000

Series A, 0.24%, 2/1/2021	25,000	25,000

Series A, 0.23%, 2/2/2021	20,000	20,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Series A, 0.50%, 2/11/2021	25,000	25,000

Series A, 0.45%, 2/18/2021	12,000	12,000

Series A, 0.40%, 2/22/2021	20,000	20,000

California Statewide Communities Development Authority

0.50%, 9/9/2020	50,000	50,000

0.50%, 9/9/2020	15,000	15,000

Series 08-B, 0.50%, 9/10/2020	10,000	10,000

Series 9B-4, 0.24%, 2/2/2021	20,000	20,000

City of Garland 0.23%, 9/14/2020	14,000	14,000

City of Jacksonville, Health Care Authority 0.23%, 2/4/2021	115,000	115,000

City of Rochester, Health Care Facilities

Series 08-C, 0.18%, 10/8/2020	88,000	88,000

0.21%, 1/6/2021	25,000	25,000

0.23%, 2/4/2021	50,000	50,000

City of San Antonio, Electric and Gas System Series C, 0.89%, 9/8/2020	10,000	10,000

County of Harris, Toll Road Authority (The)

Series E-1, 0.25%, 9/17/2020	51,975	51,975

Series E-2, 0.21%, 11/5/2020	25,245	25,245

County of York Series 00B3, 0.22%, 9/1/2020	16,275	16,275

County of York, National Rural Utilities Cooperative Finance Corp.

Series 00B1, 0.22%, 9/1/2020	35,000	35,000

Series OOB2, 0.22%, 9/1/2020	25,000	25,000

Health and Educational Facilities Authority of the State of Missouri

Series 14-D, 0.49%, 9/10/2020	50,000	50,000

Series 14-E, 0.49%, 9/10/2020	50,000	50,000

Series 14-C, 0.25%, 10/8/2020	50,000	50,000

Series 14-B, 0.18%, 11/3/2020	50,000	50,000

Illinois Finance Authority

Series 12-H, 0.17%, 9/10/2020	25,600	25,600

Series 12-I, 0.26%, 9/10/2020	28,760	28,760

Indiana Finance Authority Series D-2, 0.21%, 1/5/2021	70,000	70,000

Maryland Health and Higher Educational Facilities Authority Series B, 0.16%, 10/7/2020	20,760	20,760

Michigan State Building Authority Series 7, 0.18%, 9/30/2020	67,000	67,000

Southwestern Illinois Development Authority, Health Facilities

Series 17-B, 0.26%, 10/5/2020	45,000	45,000

Series 17-B, 0.19%, 10/16/2020	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

State of Wisconsin

Series 06-A, 0.18%, 12/4/2020	19,574	19,574

Series 13-A, 0.18%, 12/4/2020	29,415	29,415

Series 16-A, 0.18%, 12/4/2020	24,515	24,515

Total Commercial Paper (Cost $1,264,359)		1,264,359

Total Short-Term Investments (Cost $1,264,359)		1,264,359

Total Investments — 100.8% (Cost $10,829,930)*		10,829,930
Liabilities in Excess of Other Assets — (0.8)%		(89,188)

Net Assets — 100.0%		10,740,742

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed

RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	75

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 81.5%

Alabama — 0.6%

Alabama Housing Finance Authority, Multi-Family Housing, Alison Apartments Project Series 2007-B, Rev., VRDO, LOC: U.S. Bank NA, 0.12%, 9/8/2020 (b)	7,855	7,855

California — 0.7%

California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program Series 2015-I, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	5,000	5,000

Los Angeles Department of Water and Power, Power System Series 2019A-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	3,050	3,050

		8,050

Colorado — 4.5%

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, LOC: FHLMC, 0.12%, 9/8/2020 (b)	330	330

RBC Municipal Products, Inc. Trust Series 2019-G114, Rev., VRDO, LOC: Royal Bank of Canada, 0.34%, 9/8/2020 (b) (c)	3,000	3,000

Tender Option Bond Trust Receipts/Certificates

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.17%, 9/8/2020 (b) (c)	35,195	35,195

Series 2018-XG0197, Rev., VRDO, LOC: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	3,250	3,250

Series 2019-XF0757, Rev., VRDO, LOC: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	2,895	2,895

The Regents of the University of Colorado, Enterprise System Series 2020A-1, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b)	11,400	11,400

		56,070

Connecticut — 0.6%

Town of Oxford GO, BAN, 2.50%, 1/15/2021	6,900	6,930

District of Columbia — 0.8%

Metropolitan Washington Airports Authority, Airport System Series 2010D, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.11%, 9/8/2020 (b)	10,000	10,000

Florida — 8.5%

Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Rev., VRDO, LOC: Citibank NA, 0.14%, 9/8/2020 (b)	3,130	3,130

Collier County Housing Finance Authority, Multi-Family Housing-Sawgrass Pines Apartments Rev., VRDO, LOC: FNMA, 0.13%, 9/8/2020 (b)	5,800	5,800

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

County of Broward, Florida Power and Light Co., Project Series 2018A, Rev., VRDO, AMT, 0.11%, 9/1/2020 (b)	20,450	20,450

County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.11%, 9/1/2020 (b)	27,275	27,275

Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments Series I, Rev., VRDO, LOC: Citibank NA, 0.14%, 9/8/2020 (b)	13,845	13,845

Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 0.14%, 9/8/2020 (b)	5,825	5,825

Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Florida Power and Light Co., Project Rev., VRDO, 0.11%, 9/1/2020 (b)	1,000	1,000

Pinellas County Educational Facilities Authority, Barry University Project Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b)	1,160	1,160

RBC Municipal Products, Inc. Trust Series G-115, Rev., VRDO, LOC: Royal Bank of Canada, 0.34%, 9/8/2020 (b) (c)	6,000	6,000

Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project Rev., VRDO, LOC: Bank of America NA, 0.20%, 9/8/2020 (b)	15,900	15,900

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF0826, Rev., VRDO, LOC: Royal Bank of Canada, 0.20%, 9/8/2020 (b) (c)	2,800	2,800

		103,185

Georgia — 0.6%

Development Authority of Douglas County, Pandosia LLC Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b)	2,100	2,100

Development Authority of Monroe County (The), Florida Power and Light Co., Project Rev., VRDO, AMT, 0.12%, 9/1/2020 (b)	3,575	3,575

Valdosta-Lowndes County Industrial Development Authority, Steeda Autosports Project Rev., VRDO, LOC: Bank of America NA, 0.18%, 9/8/2020 (b)	1,705	1,705

		7,380

Illinois — 2.0%

County of Will, Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	13,840	13,840

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Development Finance Authority, Toyal America, Inc. Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.18%, 9/8/2020 (b)	6,000	6,000

Tender Option Bond Trust Receipts/Certificates Series 2018-XM0686, Rev., VRDO, LOC: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	4,680	4,680

		24,520

Indiana — 1.6%

City of Indianapolis, Multi-Family Housing, Nora Commons Series 2004B, Class B, Rev., VRDO, LOC: U.S. Bank NA, 0.18%, 9/8/2020 (b)	615	615

Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Rev., VRDO, LOC: Bank of America NA, 0.18%, 9/8/2020 (b)	4,100	4,100

Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 0.18%, 9/8/2020 (b)	1,860	1,860

Indiana Housing and Community Development Authority

Series 2017B-3, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	5,750	5,750

Series 2017C, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	5,175	5,175

Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	2,500	2,500

		20,000

Iowa — 2.1%

Iowa Finance Authority, Multi-Family Housing Series 2008-A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.13%, 9/8/2020 (b)	3,250	3,250

Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 0.15%, 9/8/2020 (b)	14,240	14,240

Iowa Finance Authority, Wellness Facility, Community of Marshall Town Project Rev., VRDO, LOC: Northern Trust Co., 0.12%, 9/8/2020 (b)	7,350	7,350

		24,840

Kansas — 1.0%

City of Wichita Series 298, GO, 4.00%, 10/15/2020	12,000	12,038

Kentucky — 0.8%

Louisville & Jefferson County Metropolitan Sewer and Drainage District Rev., BAN, 3.00%, 10/23/2020	2,310	2,314

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued

Maysville Industrial Building., Green Tokai Co. Ltd. Rev., VRDO, AMT, LOC: MUFG Bank Ltd., 0.12%, 9/8/2020 (b)	5,740	5,740

Tender Option Bond Trust Receipts/Certificates Series 2017-XG0113, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	1,870	1,870

		9,924

Louisiana — 3.7%

Parish of St. Bernard, Mobil Oil Rev., VRDO, 0.05%, 9/1/2020 (b)	8,000	8,000

Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Rev., VRDO, 0.07%, 9/1/2020 (b)	12,000	12,000

Parish of St. Charles, Shell Oil Co. Project Series 1992-A, Rev., VRDO, 0.07%, 9/1/2020 (b)	24,400	24,400

		44,400

Maryland — 5.2%

Maryland Community Development Administration, Department of Housing and Community Development, Residential

Series 2006G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.11%, 9/8/2020 (b)	3,330	3,330

Series 2006J, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.11%, 9/8/2020 (b)	45,500	45,500

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2018B, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.12%, 9/8/2020 (b)	8,450	8,450

State of Maryland, Department of Transportation Rev., 4.00%, 9/1/2020	3,460	3,460

Washington Suburban Sanitary Commission Series B-3, Rev., VRDO, BAN, GTD, LIQ: State Street Bank & Trust, 0.10%, 9/8/2020 (b)	2,500	2,500

		63,240

Massachusetts — 2.0%

City of Lynn GO, BAN, 2.00%, 9/1/2020	8,102	8,102

City of Worcester GO, BAN, 2.00%, 2/16/2021	5,000	5,036

Nashoba Valley Technical High School District GO, BAN, 2.00%, 9/11/2020	2,000	2,000

Town of North Reading GO, BAN, 2.00%, 5/28/2021	6,913	6,980

Town of Yarmouth GO, BAN, 2.00%, 2/15/2021	3,000	3,010

		25,128

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	77

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — 1.8%

Lakeview School District, School Building and Site Series B, GO, VRDO, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	5,520	5,520

L’Anse Creuse Public Schools GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.08%, 9/8/2020 (b)	10,910	10,910

Michigan State Housing Development Authority, Jackson Project Rev., VRDO, LOC: FHLMC, 0.10%, 9/1/2020 (b)	2,725	2,725

Tender Option Bond Trust Receipts/Certificates Series 2017-XF0597, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	3,000	3,000

		22,155

Minnesota — 0.5%

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2015D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b)	3,225	3,225

Series 2016F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.12%, 9/8/2020 (b)	2,345	2,345

		5,570

Mississippi — 1.4%

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2009A, Rev., VRDO, 0.03%, 9/1/2020 (b)	6,170	6,170

Series 2009C, Rev., VRDO, 0.03%, 9/1/2020 (b)	8,915	8,915

Series 2009G, Rev., VRDO, 0.03%, 9/1/2020 (b)	1,435	1,435

Series 2010K, Rev., VRDO, 0.03%, 9/1/2020 (b)	1,000	1,000

		17,520

Missouri — 1.2%

Rib Floater Trust Various States Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	9,845	9,845

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 0.14%, 9/8/2020 (b) (c)	5,000	5,000

		14,845

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — 0.7%

Douglas County Hospital Authority No. 2, Health Facilities Series 2008A, Rev., VRDO, LOC: U.S. Bank NA, 0.03%, 9/1/2020 (b)	6,600	6,600

Nebraska Investment Finance Authority, Multi-Family Housing, Irvington Heights Apartment Project Series A, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	2,465	2,465

		9,065

New Jersey — 11.1%

Bergen County Improvement Authority (The), New Bridge Medical Center Project Series 2019A, Rev., GTD, 4.00%, 9/1/2020	1,500	1,500

Borough of Butler GO, BAN, 2.00%, 9/11/2020	7,233	7,234

Borough of Palisades Park GO, BAN, 1.50%, 3/19/2021	3,972	3,988

Borough of Roselle GO, BAN, 2.00%, 11/18/2020	10,000	10,014

Borough of Somerville GO, BAN, 1.75%, 11/5/2020	4,157	4,160

Borough of Tenafly GO, BAN, 1.25%, 5/28/2021	8,910	8,947

Borough of Wood-Ridge

GO, BAN, 2.00%, 9/11/2020	8,633	8,637

GO, BAN, 2.00%, 11/6/2020	2,149	2,152

Burlington County Bridge Commission, Governmental Leasing Program

Series 2019C-2, Rev., 3.00%, 11/20/2020	600	602

Series 2020AB, Rev., 3.50%, 4/15/2021	6,000	6,033

City of Long Branch Series 2020A, GO, BAN, 2.00%, 2/4/2021	1,037	1,041

County of Hudson GO, BAN, 2.00%, 12/8/2020	7,000	7,016

Essex County Improvement Authority Rev., AMT, GTD, 3.00%, 11/1/2020	400	401

Rib Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 0.16%, 9/8/2020 (b) (c)	17,185	17,185

Tender Option Bond Trust Receipts/Certificates Series 2020-XF0957, Rev., VRDO, LOC: Royal Bank of Canada, 0.16%, 9/8/2020 (b) (c)	2,500	2,500

Township of Cedar Grove GO, BAN, 2.00%, 7/14/2021	10,000	10,125

Township of East Brunswick GO, BAN, 2.00%, 2/26/2021	150	151

Township of Ewing GO, TAN, 1.25%, 12/23/2020	5,568	5,584

Township of Galloway GO, BAN, 1.25%, 8/11/2021	7,590	7,645

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Township of Lyndhurst

GO, BAN, 1.88%, 9/10/2020	1,280	1,280

GO, BAN, 2.00%, 5/6/2021	4,500	4,512

GO, BAN, 1.00%, 9/8/2021	9,000	9,054

Township of Mount Olive GO, BAN, 2.00%, 12/11/2020	3,374	3,380

Township of Tewksbury GO, 2.00%, 5/20/2021	4,722	4,755

Township of Vernon GO, BAN, 2.00%, 9/4/2020	7,366	7,366

		135,262

New York — 7.5%

Battery Park City Authority, Junior Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2020 (b)	2,500	2,500

Binghamton City School District GO, BAN, 2.00%, 10/2/2020	6,500	6,503

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	5,660	5,660

County of Westchester, Various Purpose Series 2020A, GO, BAN, 1.50%, 4/30/2021	6,500	6,529

Kenmore-Tonawanda Union Free School District GO, BAN, 1.25%, 8/13/2021	1,164	1,173

Malone Central School District GO, BAN, 1.25%, 8/13/2021	1,505	1,517

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	2,100	2,100

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	400	400

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 9/1/2020 (b)	150	150

New York State Dormitory Authority, Court Facilities Lease Series 2005B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	4,500	4,500

New York State Housing Finance Agency, 350 West 43rd Street Housing

Series 2001A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	3,000	3,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2002A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	23,455	23,455

Series 2004A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	3,800	3,800

New York State Housing Finance Agency, 455 West 37th Street Housing Series 2007A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	9,000	9,000

Skaneateles Central School District GO, BAN, 1.25%, 8/18/2021	1,338	1,349

South Colonie Central School District GO, BAN, 1.25%, 8/13/2021	2,406	2,423

Springville-Griffith Institute Central School District GO, BAN, 1.25%, 8/20/2021	2,272	2,290

Town of Eastchester GO, BAN, 2.00%, 9/4/2020	2,183	2,183

Voorheesville Central School District GO, BAN, 1.25%, 8/20/2021	5,604	5,650

Wantagh Union Free School District GO, TAN, 1.25%, 6/25/2021	6,500	6,545

		90,727

North Carolina — 1.0%

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	3,000	3,000

Union County Industrial Facilities and Pollution Control Financing Authority, Darnel, Inc. Project Rev., VRDO, LOC: Truist Bank NA, 0.14%, 9/8/2020 (b)	10,000	10,000

		13,000

Ohio — 1.1%

City of Brecksville, Various Purpose Improvement, Limited Tax

GO, BAN, 2.00%, 2/25/2021	4,875	4,896

GO, BAN, 2.00%, 6/3/2021	585	589

City of Strongsville, Various Purpose Improvement, Limited Tax GO, BAN, 2.00%, 6/10/2021	1,600	1,613

City of Twinsburg, Gleneagles Clubhouse Improvements, Limited Tax GO, BAN, 2.00%, 2/25/2021	2,300	2,308

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-30, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	3,905	3,905

		13,311

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	79

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — 0.8%

Marion County Housing Authority, Residence At Marian Rev., VRDO, LOC: U.S. Bank NA, 0.15%, 9/8/2020 (b)	230	230

Port of Portland, Special Obligation, Horizon Air Industries, Inc. Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/1/2020 (b)	9,075	9,075

		9,305

Other — 2.5%

FHLMC, Multi-Family Housing

Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	8,785	8,785

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.12%, 9/8/2020 (b) (c)	9,875	9,875

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.15%, 9/8/2020 (b) (c)	4,425	4,425

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.15%, 9/8/2020 (b) (c)	5,780	5,780

SunAmerica Taxable Trust, Various States Series A-2, Class A, Rev., VRDO, LOC: FHLMC, 0.14%, 9/8/2020 (b)	1,310	1,310

		30,175

Pennsylvania — 1.8%

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2006-93B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.10%, 9/8/2020 (b)	3,120	3,120

Philadelphia Gas Works Co. Series D, Rev., VRDO, LOC: TD Bank NA, 0.09%, 9/8/2020 (b)	13,495	13,495

Tender Option Bond Trust Receipts/Certificates Series 2018-XL0061, Rev., VRDO, LOC: Citibank NA, 0.15%, 9/8/2020 (b) (c)	4,490	4,490

		21,105

South Carolina — 1.3%

Charleston County School District, Phase IV Projects, Sales Tax Series 2020B, GO, BAN, SCSDE, 5.00%, 5/12/2021	5,000	5,139

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.20%, 9/8/2020 (b)	5,020	5,020

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF0824, Rev., VRDO, LOC: Bank of America NA, 0.17%, 9/8/2020 (b) (c)	2,325	2,325

Town of Lexington, Combined Waterworks and Sewer System Rev., BAN, 2.50%, 10/27/2020	3,000	3,006

		15,490

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — 0.9%

Tender Option Bond Trust Receipts/Certificates

Series 2018-XL0062, Rev., VRDO, LOC: Citibank NA, 0.15%, 9/8/2020 (b) (c)	4,420	4,420

Series 2019-XG0268, Rev., VRDO, LOC: Bank of America NA, 0.16%, 9/8/2020 (b) (c)	3,475	3,475

Series 2020-YX1139, Rev., VRDO, LOC: Barclays Bank plc, 0.16%, 9/8/2020 (b) (c)	3,795	3,795

		11,690

Texas — 9.0%

Collin County Housing Finance Corp., Multi-Family Housing Rev., VRDO, LOC: Northern Trust Co., 0.16%, 9/8/2020 (b)	12,305	12,305

Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.19%, 9/8/2020 (b)	6,085	6,085

Gulf Coast Authority, Exxonmobil Project Rev., VRDO, 0.05%, 9/1/2020 (b)	5,300	5,300

Gulf Coast Waste Disposal Authority, Environmental Facilities, Exxonmobil Project Series B, Rev., VRDO, 0.06%, 9/1/2020 (b)	5,245	5,245

Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Refining Corp. Project Rev., VRDO, 0.05%, 9/1/2020 (b)	3,200	3,200

Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project Rev., VRDO, 0.17%, 9/8/2020 (b)	18,425	18,425

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-31, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	3,000	3,000

State of Texas, Veterans

Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 9/8/2020 (b)	165	165

GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.18%, 9/8/2020 (b)	6,915	6,915

Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0465, Rev., VRDO, LOC: Royal Bank of Canada, 0.17%, 9/8/2020 (b) (c)	48,605	48,605

		109,245

Virginia — 1.3%

Arlington County Industrial Development Authority, Multi-Family, Gates Ballston Apartments Rev., VRDO, LOC: PNC Bank NA, 0.14%, 9/8/2020 (b)	14,840	14,840

Prince William County Industrial Development Authority, Sewer Disposal Facilities, Dale Service Corp. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.14%, 9/8/2020 (b)	1,250	1,250

		16,090

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — 1.0%

King County Housing Authority, Overlake Tod Housing LP Series 2001B, Rev., VRDO, LOC: Bank of America NA, 0.15%, 9/8/2020 (b)	5,840	5,840

Port of Tacoma, Subordinate Lien Series 2019A, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.12%, 9/8/2020 (b)	2,550	2,550

Snohomish County Housing Authority, Ebey Arms Centerhouse Project Rev., VRDO, LOC: Bank of America NA, 0.13%, 9/8/2020 (b)	1,585	1,585

Washington State Housing Finance Commission, Panorama City Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 9/8/2020 (b)	2,000	2,000

		11,975

Wyoming — 1.9%

County of Laramie, Industrial Development, Cheyenne Light Fuel and Power Co. Project Series 2009B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b)	7,000	7,000

County of Lincoln, Wyoming Pollution Control, ExxonMobile Project Series 2014, Rev., VRDO, AMT, 0.05%, 9/1/2020 (b)	15,700	15,700

		22,700

Total Municipal Bonds (Cost $992,790)		992,790

	SHARES (000)
Variable Rate Demand Preferred Shares — 9.4%

California — 0.8%

Nuveen California Quality Municipal Income Fund Series 4, LIQ: Royal Bank of Canada, 0.17%, 9/8/2020 # (c)	10,000	10,000

Other — 8.6%

BlackRock MuniYield Quality Fund III, Inc. LIQ: TD Bank NA, 0.17%, 9/8/2020 # (c)	30,000	30,000

Nuveen AMT-Free Municipal Credit Income Fund Series 5, LIQ: Societe Generale, 0.14%, 9/8/2020 # (c)	10,000	10,000

Nuveen AMT-Free Quality Municipal Income Fund Series 4 - 4895, LIQ: Barclays Bank plc, 0.14%, 9/8/2020 # (c)	20,000	20,000

Nuveen Quality Municipal Income Fund

Series 2-2525, LIQ: Barclays Bank plc, 0.18%, 9/8/2020 # (b) (c)	20,000	20,000

Series 3-1277, LIQ: Barclays Bank plc, 0.18%, 9/8/2020 # (c)	24,200	24,200

		104,200

Total Variable Rate Demand Preferred Shares (Cost $114,200)		114,200

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 1.0%

Citigroup Global Markets Holdings, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $12,543, collateralized by U.S. Treasury Securities, 0.50% - 6.13%, due 11/15/2027 - 11/15/2028, with a value of $12,794. (Cost $12,543)	12,543	12,543

Short-Term Investments — 8.6%

Commercial Paper — 8.6%

California Statewide Communities Development Authority

0.50%, 9/9/2020	7,500	7,500

Series B-6, 0.70%, 9/10/2020	5,000	5,000

Series B-5, 0.21%, 1/6/2021	4,150	4,150

Series 9B-4, 0.24%, 2/2/2021	5,000	5,000

City of Atlanta

Series K-2, 0.45%, 1/6/2021	5,650	5,650

Series K-4, 0.45%, 1/6/2021	2,500	2,500

City of Houston, Airport System

Series A, 0.21%, 9/3/2020	8,000	8,000

Series A, 0.22%, 9/3/2020	16,000	16,000

Series A, 0.19%, 9/24/2020	17,000	17,000

Series A, 0.19%, 9/24/2020	5,000	5,000

City of San Antonio, Electric and Gas System

Series C, 0.89%, 9/8/2020	3,000	3,000

Series B, 0.79%, 9/10/2020	3,800	3,800

County of Harris, Toll Road Authority (The)

Series E-1, 0.17%, 9/17/2020	1,550	1,550

Series E-2, 0.22%, 11/5/2020	580	580

County of Miami-Dade Series A-1, 0.25%, 10/7/2020	5,750	5,750

Indiana Finance Authority Series D-2, 0.21%, 1/5/2021	4,000	4,000

Massachusetts Bay Transportation Authority Series A, 0.21%, 11/30/2020	7,000	7,000

State of California Series A-2, LOC: Royal Bank of Canada, 0.16%, 10/8/2020	3,795	3,795

Total Commercial Paper (Cost $105,275)		105,275

Total Short-Term Investments (Cost $105,275)		105,275

Total Investments — 100.5% (Cost $1,224,808)*		1,224,808
Liabilities in Excess of Other Assets — (0.5)%		(6,566)

Net Assets — 100.0%		1,218,242

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	81

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note

VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 62.8%

California — 62.8%

Alameda County IDA, Plyproperties Project Series 1997A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.13%, 9/8/2020 (b)	3,475	3,475

Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Series 2005A, Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	200	200

California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project Rev., VRDO, LOC: MUFG Union Bank NA, 0.14%, 9/8/2020 (b)	1,285	1,285

California Educational Facilities Authority, Stanford University Series U-5, Rev., 5.00%, 5/1/2021	3,670	3,777

California Health Facilities Financing Authority, Scripps Health Series 2012C, Rev., VRDO, 0.05%, 9/8/2020 (b)	1,000	1,000

California Health Facilities Financing Authority, Stanford Hospital and Clinics Series 2008B-2, Rev., VRDO, 0.30%, 3/2/2021 (b)	7,000	7,000

California Housing Finance, Home Mortgage Series 2005A-R, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.18%, 9/8/2020 (b)	2,365	2,365

California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Rev., VRDO, LOC: Bank of America NA, 0.18%, 9/8/2020 (b)	1,615	1,615

California Municipal Finance Authority, Multi-Family, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ: FHLMC, 0.08%, 9/8/2020 (b)	635	635

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project

Series 2010A, Rev., VRDO, 0.01%, 9/1/2020 (b)	6,950	6,950

Series 2010A, Rev., VRDO, 0.01%, 9/1/2020 (b)	2,210	2,210

California State Public Works Board, Capital Projects Series 2019C, Rev., 5.00%, 11/1/2020	1,495	1,505

California Statewide Communities Development Authority, Multi-Family, Fairway Family Apartments Series 2003PP, Rev., VRDO, LOC: FNMA, 0.11%, 9/8/2020 (b)	1,425	1,425

California Statewide Communities Development Authority, Multi-Family, Horizons at Indio Series 2005F, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	700	700

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Statewide Communities Development Authority, Rady Children’s Hospital

Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/1/2020 (b)	4,760	4,760

Series 2008C, Rev., VRDO, LOC: Northern Trust Co., 0.04%, 9/8/2020 (b)	1,000	1,000

City of Los Angeles

Series 2017B, GO, 5.00%, 9/1/2020	400	400

Rev., TRAN, 4.00%, 6/24/2021	7,200	7,415

City of Los Angeles, Multi-Family Housing Series I, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	1,100	1,100

City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments

Series 1997A, Rev., VRDO, LOC: FNMA, 0.11%, 9/8/2020 (b)	8,500	8,500

Series 2000A, Rev., VRDO, LOC: FNMA, 0.11%, 9/8/2020 (b)	2,000	2,000

City of Santa Rosa, Multi-Family Housing Series 2006A, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	1,740	1,740

Contra Costa Water District Series T, Rev., 5.00%, 10/1/2020	125	125

County of Los Angeles Series 2020-21A, Rev., TRAN, 4.00%, 6/30/2021	4,000	4,123

County of Riverside

Series 2019A, Rev., 1.38%, 10/22/2020	5,500	5,502

Rev., TRAN, 4.00%, 6/30/2021	8,200	8,452

County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co., Project Rev., VRDO, LOC: Bank of America NA, 0.13%, 9/8/2020 (b)	1,000	1,000

Daly City Housing Development Finance Agency, Multi-Family, Serramonte Del Rey Series A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	7,400	7,400

Fremont Public Financing Authority Rev., 5.00%, 10/1/2020	2,780	2,789

Los Angeles Department of Water and Power, Power System

Series B, Subseries B-4, Rev., VRDO, LIQ: Citibank NA, 0.01%, 9/1/2020 (b)	19,300	19,300

Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 9/1/2020 (b)	8,400	8,400

Metropolitan Water District of Southern California

Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2020 (b)	1,075	1,075

Series 2018A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2020 (b)	1,330	1,330

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	83

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Modesto Public Financing Authority Rev., VRDO, LOC: Bank of the West, 0.08%, 9/8/2020 (b)	4,155	4,155

RBC Municipal Products, Inc. Trust Series G-11806, VRDO, LOC: Royal Bank of Canada, 0.24%, 9/8/2020 (b) (c)	2,000	2,000

Sacramento County Housing Authority, Multi-Family Housing, River Terrace Apartments Series 1996C, Rev., VRDO, FNMA, LIQ: FNMA, 0.07%, 9/8/2020 (b)	1,770	1,770

San Diego County Water Authority

Series 2016S-1, Rev., 3.00%, 5/1/2021	5,000	5,067

Series 2005A, COP, NATL-RE, 5.25%, 5/1/2021	6,725	6,929

San Diego Public Facilities Financing Authority, Sewer Utility Series 2016A, Rev., 5.00%, 5/15/2021	250	257

San Mateo County Community College District, Election of 2014 Series 2018B, GO, 4.00%, 9/1/2020	850	850

Santa Clara County Financing Authority, Multiple Facilities Project Series 2015P, Rev., 5.00%, 5/15/2021	5,770	5,945

State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 4.00%, 12/1/2020	425	428

State of California Department of Water Resources, Power Supply Series 2011N, Rev., 5.00%, 5/1/2021	325	334

Tender Option Bond Trust Receipts/Certificates

GO, VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b) (c)	1,600	1,600

Rev., VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b) (c)	1,500	1,500

Series 2017-XF0607, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 9/8/2020 (b) (c)	3,330	3,330

Series 2018-XG0182, Rev., VRDO, LOC: Barclays Bank plc, 0.09%, 9/8/2020 (b) (c)	6,030	6,030

Series 2018-XM0689, GO, VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b) (c)	5,705	5,705

Series 2018-XM0696, Rev., VRDO, LIQ: Bank of America NA, 0.09%, 9/8/2020 (b) (c)	4,590	4,590

Series 2020-XF0898, GO, VRDO, LIQ: Royal Bank of Canada, 0.09%, 9/8/2020 (b) (c)	6,000	6,000

Series 2020-XG0291, Rev., VRDO, LOC: Barclays Bank plc, 0.09%, 9/8/2020 (b) (c)	9,560	9,560

Series 2018-G-92, GO, VRDO, LOC: Royal Bank of Canada, 0.10%, 9/8/2020 (b) (c)	1,500	1,500

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series 2019-ZF2844, COP, VRDO, LIQ: Citibank NA, 0.10%, 9/8/2020 (b) (c)	5,435	5,435

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 0.11%, 9/8/2020 (b) (c)	7,615	7,615

Series 2020-XF2867, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.11%, 9/8/2020 (b) (c)	4,000	4,000

Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.11%, 9/8/2020 (b) (c)	2,800	2,800

Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b) (c)	7,500	7,500

Series 2018-XM0712, GO, VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	2,230	2,230

Series 2018-ZF2744, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	6,900	6,900

Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	4,750	4,750

Series 2018-ZM0585, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.12%, 9/8/2020 (b) (c)	3,750	3,750

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	7,785	7,785

Series 2019-XM0750, Rev., VRDO, LIQ: Bank of America NA, 0.14%, 9/8/2020 (b) (c)	3,000	3,000

Series 2020-XF2876, Rev., VRDO, LOC: Barclays Bank plc, 0.14%, 9/8/2020 (b) (c)	9,195	9,195

Series 2020-YX1131, Rev., VRDO, LOC: Barclays Bank plc, 0.14%, 9/8/2020 (b) (c)	4,380	4,380

Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC: TD Bank NA, 0.04%, 9/8/2020 (b)	1,055	1,055

Total Municipal Bonds (Cost $258,498)		258,498

	SHARES (000)
Variable Rate Demand Preferred Shares — 9.5%

California — 9.5%

BlackRock MuniYield California Quality Fund, Inc. Series W-7, LIQ: TD Bank NA, 0.13%, 9/8/2020 # (c)	5,000	5,000

Nuveen California AMT-Free Quality Municipal Income Fund Series 3, LIQ: TD Bank NA, 0.10%, 9/8/2020 # (c)	15,000	15,000

Nuveen California Quality Municipal Income Fund

Series 6, LIQ: Citi Bank NA, 0.16%, 9/8/2020 # (c)	5,100	5,100

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued

California — continued

Series 4, LIQ: Royal Bank of Canada, 0.17%, 9/8/2020 # (c)	7,000	7,000

Series 1-1362, LIQ: Societe Generale, 0.21%, 9/8/2020 # (c)	7,000	7,000

Total Variable Rate Demand Preferred Shares (Cost $39,100)		39,100

	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.4%

Citigroup Global Markets Holdings, Inc., 0.07%, dated 8/31/2020, due 9/1/2020, repurchase price $1,600, collateralized by U.S. Treasury Securities, 0.38% - 6.50%, due 1/31/2021 - 1/15/2027, with a value of $1,632. (Cost $1,600)	1,600	1,600

Short-Term Investments — 27.1%

Commercial Paper — 27.1%

Alameda County Joint Powers Authority Series A, LOC: MUFG Union Bank NA, 0.15%, 9/3/2020	15,500	15,500

California Statewide Communities Development Authority

Series 08-B, 0.50%, 9/10/2020	5,000	5,000

Series B-6, 0.70%, 9/10/2020	5,000	5,000

Series D, 0.25%, 11/4/2020	12,000	12,000

Series 08-C, 0.28%, 12/9/2020	5,000	5,000

City and County of San Francisco LOC: U.S. Bank NA, 0.24%, 11/4/2020	3,190	3,190

Los Angeles County Capital Asset Leasing Corp. LOC: Wells Fargo Bank NA, 0.17%, 10/7/2020	5,000	5,000

Municipal Improvement Corp. of Los Angeles Series A-1, LOC: BMO Harris Bank NA, 0.15%, 10/8/2020	5,600	5,600

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

San Diego County Water Authority Series 10, LOC: Bank of the West, 0.20%, 12/9/2020	5,000	5,000

San Francisco City and County Public Utilities Commission Wastewater Series A2, LOC: Sumitomo Mitsui Banking Corp., 0.20%, 9/3/2020	17,500	17,500

State of California

Series A-2, LOC: Royal Bank of Canada, 0.13%, 9/16/2020	5,000	5,000

Series A-2, LOC: Royal Bank of Canada, 0.16%, 10/8/2020	3,000	3,000

Series A-4, LOC: TD Bank NA, 0.22%, 10/8/2020	5,000	5,000

Series A-1, LOC: Wells Fargo Bank NA, 0.17%, 10/9/2020	2,500	2,500

University of California

Series A, 0.35%, 9/9/2020	2,000	2,000

Series A, 0.65%, 10/26/2020	5,000	5,000

Series A, 0.35%, 2/22/2021	5,000	5,000

West Basin Municipal Water District LOC: Bank of the West, 0.20%, 10/28/2020	5,500	5,500

Total Commercial Paper (Cost $111,790)		111,790

Total Short-Term Investments (Cost $111,790)		111,790

Total Investments — 99.8% (Cost $410,988)*		410,988
Other Assets Less Liabilities — 0.2%		968

Net Assets — 100.0%		411,956

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	85

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.8%

New York — 90.8%

Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.11%, 9/8/2020 (b)	2,490	2,490

Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.16%, 9/8/2020 (b)	12,620	12,620

Baldwinsville Central School District GO, BAN, 1.25%, 6/29/2021	3,480	3,498

Battery Park City Authority, Junior Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2020 (b)	5,000	5,000

Bethlehem Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	3,705	3,725

Binghamton City School District

GO, BAN, 2.00%, 10/2/2020	10,000	10,005

GO, BAN, 2.00%, 11/13/2020	2,410	2,413

Canajoharie Central School District GO, BAN, 1.25%, 6/29/2021	1,687	1,696

Chenango Valley Central School District GO, BAN, 1.25%, 6/25/2021	12,720	12,787

City of New York

Series 2012G, Subseries G-3, GO, VRDO, LOC: Citibank NA, 0.08%, 9/8/2020 (b)	2,855	2,855

Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 0.08%, 9/8/2020 (b)	3,055	3,055

City of New York, Fiscal Year 2012

Series 2012G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	1,395	1,395

Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.02%, 9/1/2020 (b)	11,715	11,715

Series 2012G, Subseries G-4, GO, VRDO, LOC: Citibank NA, 0.08%, 9/8/2020 (b)	1,050	1,050

City of New York, Fiscal Year 2013 Subseries A-2, GO, VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	13,465	13,465

City of New York, Fiscal Year 2017

Subseries A-6, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	1,475	1,475

Series 2017A, Subseries A-4, GO, VRDO, LOC: Citibank NA, 0.08%, 9/8/2020 (b)	2,460	2,460

City of New York, Fiscal Year 2018 Series B, Subseries B-5, GO, VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	1,130	1,130

City of Peekskill GO, TAN, 1.25%, 1/15/2021	3,000	3,007

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

County of Livingston

GO, BAN, 2.00%, 9/10/2020	2,576	2,576

County of Madison GO, BAN, 1.75%, 4/30/2021	16,000	16,073

County of Montgomery GO, BAN, 2.00%, 10/9/2020	7,470	7,474

County of Otsego GO, RAN, 1.50%, 5/28/2021	8,000	8,032

County of Westchester, Various Purpose

Series 2020A, GO, BAN, 1.50%, 4/30/2021	27,353	27,473

Series 2020B, GO, BAN, 1.50%, 4/30/2021	9,474	9,507

Erie County Industrial Development Agency (The), Canisius High School Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.13%, 9/8/2020 (b)	10,820	10,820

Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.13%, 9/8/2020 (b)	1,800	1,800

Franklin County Civic Development Corp., Alice Hyde Medical Center Project Series 2013A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.12%, 9/8/2020 (b)	11,640	11,640

Geneva City School District

GO, RAN, 1.25%, 6/23/2021	7,000	7,034

GO, BAN, 1.25%, 6/30/2021	4,900	4,926

Lancaster Central School District Series 2020C, GO, BAN, 1.25%, 6/11/2021	6,000	6,033

Liverpool Central School District Series 2019A, GO, BAN, 2.00%, 9/25/2020	3,867	3,868

Metropolitan Transportation Authority

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2020 (b)	20,275	20,275

Series 2012G-1, Rev., VRDO, LOC: Barclays Bank plc, 0.03%, 9/1/2020 (b)	4,150	4,150

Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/1/2020 (b)	3,045	3,045

Subseries 2005D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	6,680	6,680

Subseries E-2, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	3,300	3,300

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	6,135	6,135

Series 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	25,000	25,000

Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 0.10%, 9/8/2020 (b)	2,000	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Monroe County Water Authority, Water System Rev., 5.00%, 3/1/2021	75	77

Monticello Central School District GO, BAN, 2.00%, 9/18/2020	10,010	10,013

Moravia Central School District GO, BAN, 1.25%, 8/6/2021	9,500	9,561

Nassau Health Care Corp., Nassau County Guaranteed

Subseries 2009B-2, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	575	575

Subseries 2009C-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	6,880	6,880

Subseries 2009C-2, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	11,125	11,125

Subseries 2009D-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	6,885	6,885

Subseries 2009B-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	2,125	2,125

New York City Housing Development Corp., LaFontaine Avenue Apartments Series 2005A, Rev., VRDO, LOC: Citibank NA, 0.12%, 9/8/2020 (b)	3,100	3,100

New York City Housing Development Corp., Multi-Family Housing, Ogden Avenue Apartments Series A, Rev., VRDO, LOC: FNMA, 0.12%, 9/8/2020 (b)	4,760	4,760

New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments Series A, Rev., VRDO, LOC: FNMA, 0.12%, 9/8/2020 (b)	3,225	3,225

New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site Series C, Rev., VRDO, LOC: Citibank NA, 0.10%, 9/8/2020 (b)	6,665	6,665

New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series A, Rev., VRDO, LIQ: FHLMC, 0.08%, 9/8/2020 (b)	270	270

New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street Series 2005A, Rev., VRDO, LOC: FNMA, 0.09%, 9/8/2020 (b)	1,000	1,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Housing Development Corp., Multi-Family Rental Housing, Gold Street Series A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	20,000	20,000

New York City Housing Development Corp., Multi-Family Rental Housing, Lexington Courts Series A, Rev., VRDO, LIQ: FHLMC, 0.08%, 9/8/2020 (b)	1,015	1,015

New York City Housing Development Corp., Multi-Family Rental Housing, Queenswood Apartments LP Series 2001A, Rev., VRDO, LOC: FHLMC, 0.07%, 9/8/2020 (b)	2,600	2,600

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	2,300	2,300

New York City Housing Development Corp., Multi-Family, Pearl LLC Series A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	6,100	6,100

New York City Housing Development Corp., West 26th Street Development Series 2011B, Rev., VRDO, 0.08%, 9/8/2020 (b)	1,220	1,220

New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.23%, 9/8/2020 (b)	300	300

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.08%, 9/8/2020 (b)	6,075	6,075

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2008 Series 2008-BB-5, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	1,500	1,500

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012 Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/1/2020 (b)	1,730	1,730

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	120	120

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Series AA, Subseries AA-1, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	2,895	2,895

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	87

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series AA, Subseries AA1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	11,485	11,485

Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 9/1/2020 (b)	2,910	2,910

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-2, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	500	500

New York City Transitional Finance Authority, Future Tax Secured

Subseries D-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	465	465

Series 1, Subseries 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.11%, 9/8/2020 (b)	1,525	1,525

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001 Series C, Rev., VRDO, LIQ: PNC Bank NA, 0.10%, 9/8/2020 (b)	10,000	10,000

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2020 (b)	10,000	10,000

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Subseries 2010G-6, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 9/1/2020 (b)	2,730	2,730

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.09%, 9/8/2020 (b)	13,230	13,230

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 9/1/2020 (b)	5,700	5,700

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries E-4, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 9/1/2020 (b)	2,300	2,300

New York City Trust for Cultural Resources, Metropolitan Museum of Art Series 2006A-1, Rev., VRDO, 0.10%, 9/8/2020 (b)	40,595	40,595

New York Liberty Development Corp., 377 Greenwich LLC Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 9/8/2020 (b)	7,750	7,750

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Dormitory Authority, Catholic Health System Series 2019B, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.13%, 9/8/2020 (b)	18,000	18,000

New York State Dormitory Authority, Cornell University

Series 2004A, Rev., VRDO, LIQ: Bank of New York Mellon, 0.05%, 9/8/2020 (b)	700	700

Series 2004B, Rev., VRDO, LIQ: Bank of New York Mellon, 0.05%, 9/8/2020 (b)	2,535	2,535

New York State Dormitory Authority, Court Facilities Lease Series 2005B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.10%, 9/8/2020 (b)	10,400	10,400

New York State Dormitory Authority, Highland Community Development Corp. Series 1994B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.11%, 9/8/2020 (b)	2,100	2,100

New York State Dormitory Authority, Remarketing Series A, Rev., VRDO, LOC: FNMA, 0.07%, 9/8/2020 (b)	14,155	14,155

New York State Dormitory Authority, St. John’s University Series 2008B-2, Rev., VRDO, LOC: U.S. Bank NA, 0.07%, 9/8/2020 (b)	5,015	5,015

New York State Dormitory Authority, Teresian House Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.13%, 9/8/2020 (b)	12,465	12,465

New York State Dormitory Authority, University of Rochester Series 2006A-1, Rev., VRDO, LOC: Barclays Bank plc, 0.08%, 9/8/2020 (b)	3,830	3,830

New York State Energy Research and Development Authority Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.11%, 9/8/2020 (b)	20,000	20,000

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project

Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.08%, 9/8/2020 (b)	2,000	2,000

Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.09%, 9/8/2020 (b)	29,600	29,600

Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.11%, 9/8/2020 (b)	2,600	2,600

New York State Housing Finance Agency

Series 2002A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	5,500	5,500

Series 2004A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	7,050	7,050

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2009A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	3,190	3,190

Series 2019B, Rev., VRDO, LIQ: Barclays Bank plc, 0.14%, 9/8/2020 (b)	5,765	5,765

New York State Housing Finance Agency, 10 Barclay Street Series A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2020 (b)	10,055	10,055

New York State Housing Finance Agency, 1500 Lexington Avenue Housing Series 2004A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	700	700

New York State Housing Finance Agency, 160 Madison Avenue Housing Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	3,260	3,260

New York State Housing Finance Agency, 330 Reverdale Avenue Apartments Series 2008A, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2020 (b)	10,750	10,750

New York State Housing Finance Agency, 42nd and 10th Housing Series 2010A, Rev., VRDO, AMT, LOC: FHLMC, 0.08%, 9/8/2020 (b)	250	250

New York State Housing Finance Agency, 42nd West 10th Street Housing Series 2008A, Rev., VRDO, AMT, LIQ: FHLMC, 0.08%, 9/8/2020 (b)	750	750

New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.09%, 9/8/2020 (b)	12,200	12,200

New York State Housing Finance Agency, 455 West 37th Street Housing Series 2007A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.06%, 9/1/2020 (b)	5,865	5,865

New York State Housing Finance Agency, Clarkstown Maplewood Gardens Housing Series 2009A, Rev., VRDO, LOC: FHLMC, 0.07%, 9/8/2020 (b)	455	455

New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.10%, 9/8/2020 (b)	9,850	9,850

New York State Housing Finance Agency, Housing, 160 Madison Avenue Series 2014A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/1/2020 (b)	18,800	18,800

New York State Housing Finance Agency, Service Contract

Series 2003A-1, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	840	840

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2003L, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2020 (b)	165	165

New York State Housing Finance Agency, Tribeca Green Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.11%, 9/8/2020 (b)	28,575	28,575

New York State Housing Finance Agency, Worth Street Series A, Rev., VRDO, LOC: FNMA, 0.10%, 9/8/2020 (b)	1,600	1,600

New York State Urban Development Corp., Service Contract Series 2008A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 9/8/2020 (b)	1,820	1,820

Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project Series 2007, Rev., VRDO, LOC: HSBC Bank USA NA, 0.14%, 9/8/2020 (b)	4,055	4,055

Orchard Park Central School District GO, BAN, 1.50%, 5/5/2021	5,700	5,721

RBC Municipal Products, Inc. Trust Series E-24, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/1/2020 (b) (c)	10,000	10,000

RBC Municipal Products, Inc. Trust, Floater Certificates (Canada)

Series 2018-G5, GO, VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	6,000	6,000

Series E-137, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	23,000	23,000

Schalmont Central School District GO, BAN, 2.00%, 9/3/2020	1,297	1,297

Southwestern Central School District Series 2020A, GO, BAN, 1.25%, 7/21/2021	1,249	1,255

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2646, Rev., VRDO, LIQ: Citibank NA, 0.10%, 9/8/2020 (b) (c)	4,540	4,540

Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	7,400	7,400

Series 2018-XF2656, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	2,400	2,400

Series 2018-XF2704, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	4,000	4,000

Series 2019-ZF2777, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	6,000	6,000

Series 2019-ZF2778, Rev., VRDO, LIQ: Citibank NA, 0.11%, 9/8/2020 (b) (c)	5,000	5,000

Series 2016-XM0438, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	4,000	4,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	89

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2016-ZM0129, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	4,240	4,240

Series 2017-XG0112, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 9/8/2020 (b) (c)	5,600	5,600

Series 2017-ZM0544, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	2,220	2,220

Series 2018-XM0692, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	8,000	8,000

Series 2018-ZF2740, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	2,600	2,600

Series 2018-ZM0661, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	5,000	5,000

Series 2018-ZM0682, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	5,000	5,000

Series 2019-XF0829, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	4,015	4,015

Series 2019-XF0838, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	1,600	1,600

Series 2019-XF0847, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	5,075	5,075

Series 2019-XM0724, Rev., VRDO, LIQ: Royal Bank of Canada, 0.12%, 9/8/2020 (b) (c)	7,500	7,500

Series 2019-ZF0832, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	945	945

Series 2020-XG0272, Rev., VRDO, LIQ: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	5,340	5,340

Series 2020-XG0276, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	12,955	12,955

Series 2020-XG0277, Rev., VRDO, AGM, LOC: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	13,260	13,260

Series 2020-XM0852, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	13,500	13,500

Series 2020-ZF0929, Rev., VRDO, LOC: Bank of America NA, 0.12%, 9/8/2020 (b) (c)	3,755	3,755

Series 2020-ZM0807, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.12%, 9/8/2020 (b) (c)	5,950	5,950

Series 2015-ZF0264, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	6,265	6,265

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2017-XF2481, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	2,160	2,160

Series 2018-XF0634, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	7,440	7,440

Series 2018-XF0635, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	6,185	6,185

Series 2019-XF0858, Rev., VRDO, LIQ: Bank of America NA, 0.13%, 9/8/2020 (b) (c)	2,800	2,800

Series 2020-XF0880, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	9,035	9,035

Series 2020-XF0947, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 9/8/2020 (b) (c)	7,750	7,750

Series 2020-XF2888, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	5,000	5,000

Series 2020-XX1127, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.13%, 9/8/2020 (b) (c)	5,220	5,220

Series 2017-XF0598, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	3,000	3,000

Series 2018-XF0685, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 9/8/2020 (b) (c)	20,000	20,000

Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 0.15%, 9/8/2020 (b) (c)	23,000	23,000

Town of Bedford Series 2020B, GO, BAN, 1.50%, 3/15/2021	700	702

Town of Big Flats GO, BAN, 1.75%, 3/19/2021	1,760	1,768

Town of Greece GO, BAN, 2.00%, 10/16/2020	2,500	2,502

Town of Huntington GO, BAN, 2.00%, 9/24/2020	1,000	1,000

Town of Lansing GO, BAN, 2.00%, 9/10/2020	2,153	2,154

Town of North Hempstead Series 2019B, GO, BAN, 2.00%, 9/25/2020	1,013	1,013

Town of Southold GO, BAN, 2.00%, 9/24/2020	9,279	9,283

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Subseries 2005 B-3, Rev., VRDO, LOC: State Street Bank & Trust, 0.03%, 9/1/2020 (b)	8,720	8,720

Union Endicott Central School District GO, BAN, 2.00%, 10/22/2020	1,393	1,394

Union Springs Central School District GO, RAN, 1.25%, 10/30/2020	4,500	4,506

Victor Central School District Series 2019B, GO, BAN, 2.00%, 9/18/2020	2,536	2,537

Village of Bronxville, Anticipation Notes Series 2020A, GO, BAN, 1.50%, 4/30/2021	7,198	7,202

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Village of Pelham Series 2019A, GO, BAN, 2.00%, 9/18/2020	3,265	3,266

Village of Saltaire Series 2020A, GO, BAN, 1.50%, 2/18/2021	1,750	1,755

Waterloo Central School District GO, BAN, 1.25%, 6/25/2021	11,717	11,778

West Genesee Central School District

Series 2020A, GO, BAN, 2.00%, 6/30/2021	1,960	1,982

Series 2020B, GO, BAN, 2.00%, 7/23/2021	1,601	1,623

Total Municipal Bonds (Cost $1,108,091)		1,108,091

	SHARES (000)
Variable Rate Demand Preferred Shares — 9.8%

New York — 9.8%

BlackRock MuniYield New York Quality Fund, Inc. Series W-7, LIQ: TD Bank NA, 0.16%, 9/8/2020 # (c)	50,000	50,000

INVESTMENTS (a)	SHARES (000)	VALUE ($000)

New York — continued

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 2, LIQ: Citi Bank NA, 0.12%, 9/8/2020 # (c)	16,600	16,600

Series 3, LIQ: Citi Bank NA, 0.12%, 9/8/2020 # (c)	33,200	33,200

Nuveen New York Quality Municipal Income Fund Series 1, LIQ: TD Bank NA, 0.17%, 9/8/2020 # (c)	20,500	20,500

Total Variable Rate Demand Preferred Shares (Cost $120,300)		120,300

Total Investments — 100.6% (Cost $1,228,391) *		1,228,391
Liabilities in Excess of Other Assets — (0.6)%		(7,917)

Net Assets — 100.0%		1,220,474

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	91

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund		JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$61,098,699		$1,776,421		$3,381,379
Repurchase agreements, at value	26,058,800		99,840		268,813
Cash	304,895		—	(a)	1
Receivables:
Investment securities sold	—		14,735		—
Investment securities sold — delayed delivery securities	—		110		—
Interest from non-affiliates	53,175		2,107		1,751
Interest from affiliates	1		—		—

Total Assets	87,515,570		1,893,213		3,651,944

LIABILITIES:
Payables:
Distributions	9,310		116		1,080
Investment securities purchased	—		56,920		—
Accrued liabilities:
Investment advisory fees	5,815		114		91
Administration fees	3,616		71		49
Distribution fees	—	(a)	—		—
Service fees	4,069		20		—
Custodian and accounting fees	759		53		62
Trustees’ and Chief Compliance Officer’s fees	69		2		2
Printing and mailing costs	396		4		1
Audit fees	74		32		30
Registration fees	818		15		—
Other	359		26		12

Total Liabilities	25,285		57,373		1,327

Net Assets	$87,490,285		$1,835,840		$3,650,617

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$87,467,891	$1,835,433	$3,649,482
Total distributable earnings (loss)	22,394	407	1,135

Total Net Assets	$87,490,285	$1,835,840	$3,650,617

Net Assets:
Class C	$627	$—	$—
Academy	1,439,771	—	—
Agency	2,453,387	41,193	—
Agency SL	—	—	3,650,617
Capital	51,943,171	213,177	—
IM	5,543,500	1,190,264	—
Institutional Class	22,362,614	391,206	—
Morgan	1,773,331	—	—
Premier	1,972,604	—	—
Reserve	1,280	—	—

Total	$87,490,285	$1,835,840	$3,650,617

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	626	—	—
Academy	1,438,556	—	—
Agency	2,450,826	41,163	—
Agency SL	—	—	3,649,484
Capital	51,903,470	213,024	—
IM	5,539,098	1,189,421	—
Institutional Class	22,344,881	390,934	—
Morgan	1,770,978	—	—
Premier	1,970,879	—	—
Reserve	1,278	—	—

Net Asset Value offering and redemption price per share
Class C	$1.0008	$—	$—
Academy	1.0008	—	—
Agency	1.0010	1.0007	—
Agency SL	—	—	1.0003
Capital	1.0008	1.0007	—
IM	1.0008	1.0007	—
Institutional Class	1.0008	1.0007	—
Morgan	1.0013	—	—
Premier	1.0009	—	—
Reserve	1.0011	—	—

Cost of investments in non-affiliates	$61,063,861	$1,776,023	$3,379,920
Cost of repurchase agreements	26,058,800	99,840	268,813

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	93

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$9,369,130		$127,275,167	$24,688,339
Repurchase agreements, at value	3,148,000		52,955,866	13,323,141
Cash	15,001		3,016,063	650,001
Receivables:
Fund shares sold	—		1,349	—
Interest from non-affiliates	6,878		55,404	16,162
Interest from affiliates	—	(a)	8	2

Total Assets	12,539,009		183,303,857	38,677,645

LIABILITIES:
Payables:
Distributions	927		2,706	813
Investment securities purchased	—		2,348,676	1,697,148
Fund shares redeemed	—	(a)	529	—
Accrued liabilities:
Investment advisory fees	910		12,524	2,342
Administration fees	566		7,781	1,455
Distribution fees	6		—	10
Service fees	1,486		8,383	1,889
Custodian and accounting fees	147		870	209
Trustees’ and Chief Compliance Officer’s fees	9		28	7
Printing and mailing costs	21		1,030	363
Audit fees	44		25	41
Registration fees	—		2,163	—
Other	46		205	4

Total Liabilities	4,162		2,384,920	1,704,281

Net Assets	$12,534,847		$180,918,937	$36,973,364

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$12,535,159	$180,923,394	$36,974,266
Total distributable earnings (loss)	(312)	(4,457)	(902)

Total Net Assets	$12,534,847	$180,918,937	$36,973,364

Net Assets:
Class C	$45,233	$—	$329,995
Academy	—	1,446,216	—
Agency	1,773,635	17,834,258	2,368,056
Capital	3,146,570	111,735,102	17,832,959
E*Trade	—	377,312	—
IM	—	7,353,735	34,267
Institutional Class	3,716,813	34,645,602	14,054,803
Investor	3,015	887,319	27,686
Morgan	718,338	2,196,353	498,471
Premier	3,127,065	3,802,884	1,822,556
Reserve	4,178	17,997	4,571
Service	—	622,159	—

Total	$12,534,847	$180,918,937	$36,973,364

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	45,234	—	330,003
Academy	—	1,446,209	—
Agency	1,773,651	17,834,414	2,368,115
Capital	3,146,589	111,737,602	17,833,179
E*Trade	—	377,316	—
IM	—	7,353,934	34,267
Institutional Class	3,716,862	34,647,044	14,055,342
Investor	3,016	887,353	27,687
Morgan	718,352	2,196,336	498,498
Premier	3,127,104	3,802,955	1,822,601
Reserve	4,178	17,997	4,571
Service	—	622,214	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$9,369,130	$127,275,167	$24,688,339
Cost of repurchase agreements	3,148,000	52,955,866	13,323,141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	95

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$3,167,904		$109,710,593	$10,614,820
Repurchase agreements, at value	—		—	215,110
Cash	32,359		1,870,303	—	(a)
Receivables:
Investment securities sold	—		—	37,310
Investment securities sold — delayed delivery securities	—		—	5,165
Fund shares sold	2,186		—	—
Interest from non-affiliates	871		30,894	13,439
Interest from affiliates	—	(a)	5	—
Other assets	—		94	—

Total Assets	3,203,320		111,611,889	10,885,844

LIABILITIES:
Payables:
Distributions	22		2,074	389
Investment securities purchased	—		—	142,429
Fund shares redeemed	1,956		—	—
Accrued liabilities:
Investment advisory fees	225		7,739	748
Administration fees	140		4,808	464
Service fees	177		4,725	759
Custodian and accounting fees	18		341	79
Trustees’ and Chief Compliance Officer’s fees	—		11	4
Printing and mailing costs	261		49	37
Audit fees	26		20	32
Registration fees	—		1,068	94
Other	7		7	67

Total Liabilities	2,832		20,842	145,102

Net Assets	$3,200,488		$111,591,047	$10,740,742

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$3,200,583	$111,592,243	$10,740,952
Total distributable earnings (loss)	(95)	(1,196)	(210)

Total Net Assets	$3,200,488	$111,591,047	$10,740,742

Net Assets:
Agency	$324,682	$4,978,340	$616,862
Capital	—	69,953,404	—
IM	—	186,273	—
Institutional Class	2,645,618	29,171,372	8,056,235
Morgan	55,726	2,229,896	28,341
Premier	174,462	2,504,281	676,539
Reserve	—	2,567,481	1,362,765

Total	$3,200,488	$111,591,047	$10,740,742

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	324,710	4,978,399	616,865
Capital	—	69,954,019	—
IM	—	186,274	—
Institutional Class	2,645,947	29,171,752	8,056,135
Morgan	55,731	2,229,916	28,341
Premier	174,489	2,504,305	676,481
Reserve	—	2,567,488	1,362,676
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$3,167,904	$109,710,593	$10,614,820
Cost of repurchase agreements	—	—	215,110

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	97

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Municipal Money Market Fund		JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,212,265		$409,388	$1,228,391
Repurchase agreements, at value	12,543		1,600	—
Cash	—		1	7
Receivables:
Investment securities sold	5,180		265	2,500
Investment securities sold — delayed delivery securities	140		145	1,890
Interest from non-affiliates	2,988		774	2,102

Total Assets	1,233,116		412,173	1,234,890

LIABILITIES:
Payables:
Due to custodian	4,980		—	—
Distributions	59		4	45
Investment securities purchased	9,054		—	14,070
Accrued liabilities:
Investment advisory fees	83		29	80
Administration fees	52		18	49
Service fees	90		17	82
Custodian and accounting fees	29		15	27
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	—
Printing and mailing costs	85		74	21
Audit fees	32		28	27
Registration fees	376		19	—
Other	34		13	15

Total Liabilities	14,874		217	14,416

Net Assets	$1,218,242		$411,956	$1,220,474

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$1,218,163	$411,955	$1,220,256
Total distributable earnings (loss)	79	1	218

Total Net Assets	$1,218,242	$411,956	$1,220,474

Net Assets:
Agency	$93,816	$36,108	$122,454
E*Trade	—	—	—
Institutional Class	919,050	208,247	802,647
Morgan	56,077	10,873	65,422
Premier	108,341	138,832	224,299
Reserve	—	—	831
Service	40,958	17,896	4,821

Total	$1,218,242	$411,956	$1,220,474

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	93,808	36,099	122,430
E*Trade	—	—	—
Institutional Class	918,988	208,187	802,487
Morgan	56,072	10,871	65,409
Premier	108,331	138,806	224,255
Reserve	—	—	831
Service	40,955	17,893	4,820
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$1,212,265	$409,388	$1,228,391
Cost of repurchase agreements	12,543	1,600	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	99

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$252,542	$5,004	$13,168
Interest income from affiliates	270	—	—	(a)

Total investment income	252,812	5,004	13,168

EXPENSES:
Investment advisory fees	27,925	711	1,409
Administration fees	16,874	428	855
Distribution fees (See Note 4)	6	—	—
Service fees (See Note 4)	27,712	348	—
Custodian and accounting fees	1,088	80	98
Interest expense to affiliates	—	3	—	(a)
Professional fees	409	36	45
Trustees’ and Chief Compliance Officer’s fees	183	18	20
Printing and mailing costs	59	6	7
Registration and filing fees	764	76	32
Transfer agency fees (See Note 2.F.)	984	81	54
Other	285	9	37

Total expenses	76,289	1,796	2,557

Less fees waived	(4,875)	(222)	(1,500)
Less expense reimbursements	(20)	—	—

Net expenses	71,394	1,574	1,057

Net investment income (loss)	181,418	3,430	12,111

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(11,941)	6	(330)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	12,729	317	645

Net realized/unrealized gains (losses)	788	323	315

Change in net assets resulting from operations	$182,206	$3,753	$12,426

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$42,992	$397,411	$68,095
Interest income from affiliates	10	4,418	690
Income from interfund lending (net)	62	—	—

Total investment income	43,064	401,829	68,785

EXPENSES:
Investment advisory fees	4,708	79,403	12,942
Administration fees	2,852	48,369	7,879
Distribution fees (See Note 4)	575	4,443	1,552
Service fees (See Note 4)	10,164	77,653	15,848
Custodian and accounting fees	213	1,253	218
Interest expense to affiliates	2	—	—
Professional fees	82	819	188
Trustees’ and Chief Compliance Officer’s fees	40	344	69
Printing and mailing costs	36	247	15
Registration and filing fees	381	803	140
Transfer agency fees (See Note 2.F.)	171	1,707	330
Other	2	606	156

Total expenses	19,226	215,647	39,337

Less fees waived	(1,611)	(20,364)	(5,035)
Less expense reimbursements	(1)	—	—

Net expenses	17,614	195,283	34,302

Net investment income (loss)	25,450	206,546	34,483

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(105)	1,217	56

Change in net assets resulting from operations	$25,345	$207,763	$34,539

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	101

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$8,685		$224,457	$47,862
Interest income from affiliates	31		1,409	—

Total investment income	8,716		225,866	47,862

EXPENSES:
Investment advisory fees	1,562		46,560	4,953
Administration fees	959		28,173	3,035
Distribution fees (See Note 4)	27		4,336	1,631
Service fees (See Note 4)	2,340		51,150	8,618
Custodian and accounting fees	38		678	137
Interest expense to affiliates	—	(a)	—	10
Professional fees	37		449	98
Trustees’ and Chief Compliance Officer’s fees	19		197	37
Printing and mailing costs	102		122	25
Registration and filing fees	62		1,382	71
Transfer agency fees (See Note 2.F.)	45		840	120
Other	36		321	43

Total expenses	5,227		134,208	18,778

Less fees waived	(887)		(15,956)	(3,624)

Net expenses	4,340		118,252	15,154

Net investment income (loss)	4,376		107,614	32,708

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	73		(389)	62

Change in net assets resulting from operations	$4,449		$107,225	$32,770

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Municipal Money Market Fund		JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5,928		$1,986	$7,282
Interest income from affiliates	—	(a)	—	—

Total investment income	5,928		1,986	7,282

EXPENSES:
Investment advisory fees	544		250	675
Administration fees	334		152	418
Distribution fees (See Note 4)	183		72	54
Service fees (See Note 4)	985		550	1,390
Custodian and accounting fees	46		28	51
Interest expense to affiliates	4		1	3
Professional fees	37		27	33
Trustees’ and Chief Compliance Officer’s fees	15		13	16
Printing and mailing costs	49		4	4
Registration and filing fees	137		46	46
Transfer agency fees (See Note 2.F.)	35		12	38
Other	9		5	7

Total expenses	2,378		1,160	2,735

Less fees waived	(603)		(353)	(500)

Net expenses	1,775		807	2,235

Net investment income (loss)	4,153		1,179	5,047

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	87		6	33

Change in net assets resulting from operations	$4,240		$1,185	$5,080

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$181,418	$1,144,375	$3,430	$11,832
Net realized gain (loss)	(11,941)	218	6	51
Change in net unrealized appreciation/depreciation	12,729	13,052	317	114

Change in net assets resulting from operations	182,206	1,157,645	3,753	11,997

DISTRIBUTIONS TO SHAREHOLDERS:
Class C	— (a)	(13)	—	—
Academy (b)	(4,562)	(457)	—	—
Agency	(6,261)	(49,744)	(108)	(618)
Capital	(100,620)	(597,060)	(937)	(2,326)
IM	(17,214)	(117,603)	(1,543)	(5,287)
Institutional Class	(45,041)	(289,111)	(842)	(3,653)
Morgan	(3,631)	(48,418)	—	—
Premier	(4,081)	(41,832)	—	—
Reserve	(7)	(183)	—	—

Total distributions to shareholders	(181,417)	(1,144,421)	(3,430)	(11,884)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	24,448,368	15,946,055	865,149	26,906

NET ASSETS:
Change in net assets	24,449,157	15,959,279	865,472	27,019
Beginning of period	63,041,128	47,081,849	970,368	943,349

End of period	$87,490,285	$63,041,128	$1,835,840	$970,368

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,111	$75,333	$25,450	$154,259
Net realized gain (loss)	(330)	10	(105)	25
Change in net unrealized appreciation/depreciation	645	331	—	—

Change in net assets resulting from operations	12,426	75,674	25,345	154,284

DISTRIBUTIONS TO SHAREHOLDERS:
Class C	—	—	(15)	(277)
Agency	—	—	(3,728)	(16,604)
Agency SL	(12,112)	(75,337)	—	—
Capital	—	—	(6,523)	(30,328)
Institutional Class	—	—	(9,047)	(62,194)
Investor	—	—	(5)	(127)
Morgan	—	—	(883)	(6,659)
Premier	—	—	(5,246)	(38,021)
Reserve	—	—	(4)	(65)

Total distributions to shareholders	(12,112)	(75,337)	(25,451)	(154,275)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	194,479	589,948	1,768,293	5,465,305

NET ASSETS:
Change in net assets	194,793	590,285	1,768,187	5,465,314
Beginning of period	3,455,824	2,865,539	10,766,660	5,301,346

End of period	$3,650,617	$3,455,824	$12,534,847	$10,766,660

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$206,546	$2,820,670	$34,483	$552,404
Net realized gain (loss)	1,217	(82)	56	(198)

Change in net assets resulting from operations	207,763	2,820,588	34,539	552,206

DISTRIBUTIONS TO SHAREHOLDERS:
Class C	—	—	(49)	(3,629)
Academy (a)	(732)	(216)	—	—
Agency	(13,871)	(230,142)	(1,778)	(38,568)
Capital	(141,319)	(1,543,302)	(16,456)	(146,413)
Eagle Class (b)	—	(16,148)	—	—
Eagle Private Wealth Class (c)	—	— (d)	—	—
E*Trade	(69)	(3,113)	—	—
IM	(10,406)	(130,326)	(52)	(10,160)
Institutional Class	(36,739)	(768,011)	(15,180)	(322,365)
Investor	(358)	(15,053)	(13)	(518)
Morgan	(927)	(28,533)	(258)	(11,478)
Premier	(1,959)	(64,204)	(695)	(19,186)
Reserve	(7)	(268)	(2)	(88)
Service	(160)	(21,354)	—	—

Total distributions to shareholders	(206,547)	(2,820,670)	(34,483)	(552,405)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	21,715,629	13,842,318	5,855,608	1,434,312

NET ASSETS:
Change in net assets	21,716,845	13,842,236	5,855,664	1,434,113
Beginning of period	159,202,092	145,359,856	31,117,700	29,683,587

End of period	$180,918,937	$159,202,092	$36,973,364	$31,117,700

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(c)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(d)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,376	$51,909	$107,614	$1,071,524
Net realized gain (loss)	73	119	(389)	711

Change in net assets resulting from operations	4,449	52,028	107,225	1,072,235

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(389)	(3,685)	(4,791)	(66,255)
Capital	—	—	(65,975)	(546,192)
IM (a)	—	—	(121)	(25)
Institutional Class	(3,815)	(45,076)	(33,370)	(364,514)
Morgan	(22)	(515)	(967)	(29,187)
Premier	(150)	(2,733)	(1,615)	(38,642)
Reserve	—	—	(774)	(27,410)

Total distributions to shareholders	(4,376)	(52,009)	(107,613)	(1,072,225)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	131,734	(681,168)	45,473,766	16,533,512

NET ASSETS:
Change in net assets	131,807	(681,149)	45,473,378	16,533,522
Beginning of period	3,068,681	3,749,830	66,117,669	49,584,147

End of period	$3,200,488	$3,068,681	$111,591,047	$66,117,669

(a)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$32,708	$159,638	$4,153	$30,385
Net realized gain (loss)	62	33	87	113

Change in net assets resulting from operations	32,770	159,671	4,240	30,498

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(2,095)	(9,975)	(379)	(1,494)
Eagle Class (a)	—	—	—	(1,387)
Institutional Class	(26,628)	(128,036)	(3,279)	(25,445)
Morgan	(37)	(91)	(91)	(185)
Premier	(1,834)	(9,288)	(316)	(1,279)
Reserve	(2,112)	(12,603)	—	—
Service	—	—	(88)	(749)

Total distributions to shareholders	(32,706)	(159,993)	(4,153)	(30,539)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,780,901)	(4,045,909)	(821,969)	(1,058,068)

NET ASSETS:
Change in net assets	(1,780,837)	(4,046,231)	(821,882)	(1,058,109)
Beginning of period	12,521,579	16,567,810	2,040,124	3,098,233

End of period	$10,740,742	$12,521,579	$1,218,242	$2,040,124

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,179	$4,781	$5,047	$21,721
Net realized gain (loss)	6	248	33	242

Change in net assets resulting from operations	1,185	5,029	5,080	21,963

DISTRIBUTIONS TO SHAREHOLDERS:
Agency (a)	(93)	(124)	(589)	(2,365)
Eagle Class (b)	—	(24)	—	(60)
Institutional Class (a)	(744)	(2,358)	(3,236)	(10,243)
Morgan	(13)	(18)	(129)	(1,002)
Premier	(301)	(2,220)	(1,078)	(7,987)
Reserve	—	—	(2)	(10)
Service	(28)	(270)	(11)	(91)

Total distributions to shareholders	(1,179)	(5,014)	(5,045)	(21,758)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(164,767)	187,235	(1,482,088)	1,727,911

NET ASSETS:
Change in net assets	(164,761)	187,250	(1,482,053)	1,728,116
Beginning of period	576,717	389,467	2,702,527	974,411

End of period	$411,956	$576,717	$1,220,474	$2,702,527

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$8	$—	$—	$—
Distributions reinvested	— (a)	13	—	—
Cost of shares redeemed	(188)	(425)	—	—

Change in net assets resulting from Class C capital transactions	$(180)	$(412)	$—	$—

Academy (b)
Proceeds from shares issued	$9,072,213	$150,020	$—	$—
Distributions reinvested	4,515	457	—	—
Cost of shares redeemed	(7,789,816)	—	—	—

Change in net assets resulting from Academy capital transactions	$1,286,912	$150,477	$—	$—

Agency
Proceeds from shares issued	$114,813,870	$214,440,317	$91,689	$141,665
Distributions reinvested	854	6,895	—	— (a)
Cost of shares redeemed	(114,878,434)	(214,403,768)	(92,228)	(117,118)

Change in net assets resulting from Agency capital transactions	$(63,710)	$43,444	$(539)	$24,547

Capital
Proceeds from shares issued	$116,031,057	$203,523,806	$875,860	$1,037,579
Distributions reinvested	39,172	212,739	4	14
Cost of shares redeemed	(97,807,370)	(196,787,160)	(890,940)	(882,404)

Change in net assets resulting from Capital capital transactions	$18,262,859	$6,949,385	$(15,076)	$155,189

IM
Proceeds from shares issued	$32,563,659	$53,762,592	$5,365,464	$5,668,758
Distributions reinvested	369	2,352	—	— (a)
Cost of shares redeemed	(32,564,771)	(50,121,236)	(4,566,684)	(5,752,779)

Change in net assets resulting from IM capital transactions	$(743)	$3,643,708	$798,780	$(84,021)

Institutional Class
Proceeds from shares issued	$61,774,250	$85,497,068	$2,339,837	$2,757,931
Distributions reinvested	7,611	48,602	9	1
Cost of shares redeemed	(55,027,951)	(81,633,030)	(2,257,862)	(2,826,741)

Change in net assets resulting from Institutional Class capital transactions	$6,753,910	$3,912,640	$81,984	$(68,809)

Morgan
Proceeds from shares issued	$229,525,238	$613,721,690	$—	$—
Distributions reinvested	267	3,561	—	—
Cost of shares redeemed	(230,631,524)	(613,239,003)	—	—

Change in net assets resulting from Morgan capital transactions	$(1,106,019)	$486,248	$—	$—

Premier
Proceeds from shares issued	$42,087,191	$69,228,079	$—	$—
Distributions reinvested	147	1,244	—	—
Cost of shares redeemed	(42,761,266)	(68,467,754)	—	—

Change in net assets resulting from Premier capital transactions	$(673,928)	$761,569	$—	$—

Reserve
Proceeds from shares issued	$218,218	$2,424,770	$—	$—
Distributions reinvested	1	23	—	—
Cost of shares redeemed	(228,952)	(2,425,797)	—	—

Change in net assets resulting from Reserve capital transactions	$(10,733)	$(1,004)	$—	$—

Total change in net assets resulting from capital transactions	$24,448,368	$15,946,055	$865,149	$26,906

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class C
Issued	8	—	—	—
Reinvested	— (a)	13	—	—
Redeemed	(188)	(425)	—	—

Change in Class C Shares	(180)	(412)	—	—

Academy (b)
Issued	9,066,614	149,975	—	—
Reinvested	4,511	457	—	—
Redeemed	(7,783,001)	—	—	—

Change in Academy Shares	1,288,124	150,432	—	—

Agency
Issued	114,701,652	214,348,639	91,651	141,661
Reinvested	853	6,892	—	— (a)
Redeemed	(114,767,611)	(214,312,930)	(92,182)	(117,115)

Change in Agency Shares	(65,106)	42,601	(531)	24,546

Capital
Issued	115,955,535	203,471,472	875,496	1,037,557
Reinvested	39,146	212,670	4	14
Redeemed	(97,757,157)	(196,736,156)	(890,635)	(882,346)

Change in Capital Shares	18,237,524	6,947,986	(15,135)	155,225

IM
Issued	32,544,409	53,745,178	5,362,410	5,668,624
Reinvested	369	2,351	—	— (a)
Redeemed	(32,544,285)	(50,104,592)	(4,564,371)	(5,752,627)

Change in IM Shares	493	3,642,937	798,039	(84,003)

Institutional Class
Issued	61,733,832	85,474,302	2,338,723	2,757,820
Reinvested	7,606	48,585	9	1
Redeemed	(54,996,202)	(81,611,351)	(2,256,902)	(2,826,628)

Change in Institutional Class Shares	6,745,236	3,911,536	81,830	(68,807)

Morgan
Issued	229,264,641	613,432,479	—	—
Reinvested	267	3,560	—	—
Redeemed	(230,372,245)	(612,952,228)	—	—

Change in Morgan Shares	(1,107,337)	483,811	—	—

Premier
Issued	42,051,999	69,204,821	—	—
Reinvested	147	1,244	—	—
Redeemed	(42,726,351)	(68,444,952)	—	—

Change in Premier Shares	(674,205)	761,113	—	—

Reserve
Issued	218,080	2,423,689	—	—
Reinvested	1	23	—	—
Redeemed	(228,811)	(2,424,725)	—	—

Change in Reserve Shares	(10,730)	(1,013)	—	—

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$—	$—	$58,053	$13,606
Distributions reinvested	—	—	15	275
Cost of shares redeemed	—	—	(31,259)	(17,530)

Change in net assets resulting from Class C capital transactions	$—	$—	$26,809	$(3,649)

Agency
Proceeds from shares issued	$—	$—	$2,091,104	$2,393,073
Distributions reinvested	—	—	1,498	2,765
Cost of shares redeemed	—	—	(1,771,698)	(1,485,097)

Change in net assets resulting from Agency capital transactions	$—	$—	$320,904	$910,741

Agency SL
Proceeds from shares issued	$17,483,700	$24,507,300	$—	$—
Distributions reinvested	—	1	—	—
Cost of shares redeemed	(17,289,221)	(23,917,353)	—	—

Change in net assets resulting from Agency SL capital transactions	$194,479	$589,948	$—	$—

Capital
Proceeds from shares issued	$—	$—	$3,372,483	$3,670,986
Distributions reinvested	—	—	2,749	12,365
Cost of shares redeemed	—	—	(2,524,516)	(1,945,970)

Change in net assets resulting from Capital capital transactions	$—	$—	$850,716	$1,737,381

Institutional Class
Proceeds from shares issued	$—	$—	$3,430,600	$4,691,517
Distributions reinvested	—	—	2,329	21,795
Cost of shares redeemed	—	—	(3,128,836)	(4,018,108)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$304,093	$695,204

Investor
Proceeds from shares issued	$—	$—	$706	$3,928
Distributions reinvested	—	—	4	127
Cost of shares redeemed	—	—	(5,598)	(4,298)

Change in net assets resulting from Investor capital transactions	$—	$—	$(4,888)	$(243)

Morgan
Proceeds from shares issued	$—	$—	$617,651	$622,663
Distributions reinvested	—	—	873	6,392
Cost of shares redeemed	—	—	(443,495)	(393,322)

Change in net assets resulting from Morgan capital transactions	$—	$—	$175,029	$235,733

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$—	$—	$4,395,148	$4,742,192
Distributions reinvested	—	—	2,356	11,491
Cost of shares redeemed	—	—	(4,302,255)	(2,862,793)

Change in net assets resulting from Premier capital transactions	$—	$—	$95,249	$1,890,890

Reserve
Proceeds from shares issued	$—	$—	$1,484	$410
Distributions reinvested	—	—	4	64
Cost of shares redeemed	—	—	(1,107)	(1,226)

Change in net assets resulting from Reserve capital transactions	$—	$—	$381	$(752)

Total change in net assets resulting from capital transactions	$194,479	$589,948	$1,768,293	$5,465,305

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	113

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class C
Issued	—	—	58,053	13,606
Reinvested	—	—	15	275
Redeemed	—	—	(31,259)	(17,530)

Change in Class C Shares	—	—	26,809	(3,649)

Agency
Issued	—	—	2,091,104	2,393,073
Reinvested	—	—	1,498	2,765
Redeemed	—	—	(1,771,698)	(1,485,097)

Change in Agency Shares	—	—	320,904	910,741

Agency SL
Issued	17,480,782	24,504,701	—	—
Reinvested	—	1	—	—
Redeemed	(17,286,443)	(23,914,801)	—	—

Change in Agency SL Shares	194,339	589,901	—	—

Capital
Issued	—	—	3,372,483	3,670,986
Reinvested	—	—	2,749	12,365
Redeemed	—	—	(2,524,516)	(1,945,970)

Change in Capital Shares	—	—	850,716	1,737,381

Institutional Class
Issued	—	—	3,430,600	4,691,517
Reinvested	—	—	2,329	21,795
Redeemed	—	—	(3,128,836)	(4,018,108)

Change in Institutional Class Shares	—	—	304,093	695,204

Investor
Issued	—	—	706	3,928
Reinvested	—	—	4	127
Redeemed	—	—	(5,598)	(4,298)

Change in Investor Shares	—	—	(4,888)	(243)

Morgan
Issued	—	—	617,651	622,661
Reinvested	—	—	873	6,392
Redeemed	—	—	(443,495)	(393,322)

Change in Morgan Shares	—	—	175,029	235,731

Premier
Issued	—	—	4,395,148	4,742,192
Reinvested	—	—	2,356	11,491
Redeemed	—	—	(4,302,255)	(2,862,793)

Change in Premier Shares	—	—	95,249	1,890,890

Reserve
Issued	—	—	1,484	410
Reinvested	—	—	4	64
Redeemed	—	—	(1,107)	(1,226)

Change in Reserve Shares	—	—	381	(752)

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$—	$—	$175,785	$222,137
Distributions reinvested	—	—	49	3,629
Cost of shares redeemed	—	—	(138,664)	(308,170)

Change in net assets resulting from Class C capital transactions	$—	$—	$37,170	$(82,404)

Academy (a)
Proceeds from shares issued	$5,159,569	$85,020	$—	$—
Distributions reinvested	524	6	—	—
Cost of shares redeemed	(3,798,910)	—	—	—

Change in net assets resulting from Academy capital transactions	$1,361,183	$85,026	$—	$—

Agency
Proceeds from shares issued	$815,259,707	$1,276,267,711	$82,378,778	$170,809,933
Distributions reinvested	483	9,104	230	3,887
Cost of shares redeemed	(811,558,180)	(1,273,257,104)	(81,755,245)	(171,083,496)

Change in net assets resulting from Agency capital transactions	$3,702,010	$3,019,711	$623,763	$(269,676)

Capital
Proceeds from shares issued	$791,991,960	$1,239,463,988	$84,670,204	$76,540,607
Distributions reinvested	71,527	689,238	5,763	33,856
Cost of shares redeemed	(766,592,623)	(1,227,280,092)	(76,788,966)	(73,053,662)

Change in net assets resulting from Capital capital transactions	$25,470,864	$12,873,134	$7,887,001	$3,520,801

Eagle Class (b)
Proceeds from shares issued	$—	$543,448	$—	$—
Distributions reinvested	—	14,518	—	—
Cost of shares redeemed	—	(4,416,056)	—	—

Change in net assets resulting from Eagle Class capital transactions	$—	$(3,858,090)	$—	$—

Eagle Private Wealth Class (c)
Distributions reinvested	$—	$— (d)	$—	$—
Cost of shares redeemed	—	(21)	—	—

Change in net assets resulting from Eagle Private Wealth Class capital transactions	$—	$(21)	$—	$—

E*Trade
Proceeds from shares issued	$161,377	$228,719	$—	$—
Distributions reinvested	69	3,113	—	—
Cost of shares redeemed	(82,485)	(208,477)	—	—

Change in net assets resulting from E*Trade capital transactions	$78,961	$23,355	$—	$—

IM
Proceeds from shares issued	$28,649,170	$53,182,765	$91,194	$1,226,373
Distributions reinvested	957	40,503	—	6,783
Cost of shares redeemed	(28,740,336)	(51,888,343)	(94,356)	(2,647,217)

Change in net assets resulting from IM capital transactions	$(90,209)	$1,334,925	$(3,162)	$(1,414,061)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	115

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$257,051,935	$358,725,290	$56,711,861	$89,228,169
Distributions reinvested	9,928	510,121	4,394	221,403
Cost of shares redeemed	(265,662,510)	(357,857,934)	(59,548,529)	(90,328,833)

Change in net assets resulting from Institutional Class capital transactions	$(8,600,647)	$1,377,477	$(2,832,274)	$(879,261)

Investor
Proceeds from shares issued	$482,811	$317,919	$188,532	$170,196
Distributions reinvested	358	15,053	— (d)	11
Cost of shares redeemed	(280,649)	(775,851)	(190,783)	(168,853)

Change in net assets resulting from Investor capital transactions	$202,520	$(442,879)	$(2,251)	$1,354

Morgan
Proceeds from shares issued	$157,970,945	$311,978,401	$54,738,369	$166,379,043
Distributions reinvested	331	7,869	23	855
Cost of shares redeemed	(157,839,099)	(311,582,589)	(54,974,778)	(166,279,543)

Change in net assets resulting from Morgan capital transactions	$132,177	$403,681	$(236,386)	$100,355

Premier
Proceeds from shares issued	$81,769,036	$163,482,618	$17,598,585	$27,622,521
Distributions reinvested	278	5,220	324	6,993
Cost of shares redeemed	(82,062,207)	(162,337,604)	(17,215,767)	(27,171,290)

Change in net assets resulting from Premier capital transactions	$(292,893)	$1,150,234	$383,142	$458,224

Reserve
Proceeds from shares issued	$12,540	$13,945	$333,633	$1,498
Distributions reinvested	7	268	2	87
Cost of shares redeemed	(15,379)	(12,851)	(335,030)	(2,605)

Change in net assets resulting from Reserve capital transactions	$(2,832)	$1,362	$(1,395)	$(1,020)

Service
Proceeds from shares issued	$47,503	$335,160	$—	$—
Distributions reinvested	160	21,353	—	—
Cost of shares redeemed	(293,168)	(2,482,110)	—	—

Change in net assets resulting from Service capital transactions	$(245,505)	$(2,125,597)	$—	$—

Total change in net assets resulting from capital transactions	$21,715,629	$13,842,318	$5,855,608	$1,434,312

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(c)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(d)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class C
Issued	—	—	175,785	222,129
Reinvested	—	—	49	3,629
Redeemed	—	—	(138,664)	(308,159)

Change in Class C Shares	—	—	37,170	(82,401)

Academy (a)
Issued	5,159,569	85,020	—	—
Reinvested	524	6	—	—
Redeemed	(3,798,910)	—	—	—

Change in Academy Shares	1,361,183	85,026	—	—

Agency
Issued	815,259,707	1,276,267,274	82,378,778	170,809,890
Reinvested	483	9,104	230	3,887
Redeemed	(811,558,180)	(1,273,256,883)	(81,755,245)	(171,083,444)

Change in Agency Shares	3,702,010	3,019,495	623,763	(269,667)

Capital
Issued	791,991,960	1,239,463,766	84,670,204	76,540,547
Reinvested	71,527	689,238	5,763	33,856
Redeemed	(766,592,623)	(1,227,279,800)	(76,788,966)	(73,053,452)

Change in Capital Shares	25,470,864	12,873,204	7,887,001	3,520,951

Eagle Class (b)
Issued	—	543,315	—	—
Reinvested	—	14,518	—	—
Redeemed	—	(4,416,055)	—	—

Change in Eagle Class Shares	—	(3,858,222)	—	—

Eagle Private Wealth Class (c)
Reinvested	—	— (d)	—	—
Redeemed	—	(20)	—	—

Change in Eagle Private Wealth Class Shares	—	(20)	—	—

E*Trade
Issued	161,377	228,715	—	—
Reinvested	69	3,114	—	—
Redeemed	(82,485)	(208,471)	—	—

Change in E*Trade Shares	78,961	23,358	—	—

IM
Issued	28,649,170	53,182,729	91,194	1,226,280
Reinvested	957	40,503	—	6,783
Redeemed	(28,740,336)	(51,888,257)	(94,356)	(2,647,216)

Change in IM Shares	(90,209)	1,334,975	(3,162)	(1,414,153)

Institutional Class
Issued	257,051,935	358,725,178	56,711,861	89,227,998
Reinvested	9,928	510,121	4,394	221,403
Redeemed	(265,662,510)	(357,857,535)	(59,548,529)	(90,328,769)

Change in Institutional Class Shares	(8,600,647)	1,377,764	(2,832,274)	(879,368)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	117

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS: (continued)
Investor
Issued	482,811	317,915	188,532	170,195
Reinvested	358	15,053	— (d)	11
Redeemed	(280,649)	(775,846)	(190,783)	(168,852)

Change in Investor Shares	202,520	(442,878)	(2,251)	1,354

Morgan
Issued	157,970,945	311,978,292	54,738,369	166,379,004
Reinvested	331	7,869	23	855
Redeemed	(157,839,099)	(311,582,523)	(54,974,778)	(166,279,491)

Change in Morgan Shares	132,177	403,638	(236,386)	100,368

Premier
Issued	81,769,036	163,482,569	17,598,585	27,622,517
Reinvested	278	5,220	324	6,993
Redeemed	(82,062,207)	(162,337,574)	(17,215,767)	(27,171,261)

Change in Premier Shares	(292,893)	1,150,215	383,142	458,249

Reserve
Issued	12,540	13,945	333,633	1,498
Reinvested	7	267	2	87
Redeemed	(15,379)	(12,851)	(335,030)	(2,605)

Change in Reserve Shares	(2,832)	1,361	(1,395)	(1,020)

Service
Issued	47,503	335,116	—	—
Reinvested	160	21,353	—	—
Redeemed	(293,168)	(2,482,066)	—	—

Change in Service Shares	(245,505)	(2,125,597)	—	—

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(c)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(d)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,652,230	$2,960,215	$243,382,635	$388,303,998
Distributions reinvested	113	686	571	7,638
Cost of shares redeemed	(1,570,386)	(2,866,309)	(242,602,107)	(386,681,435)

Change in net assets resulting from Agency capital transactions	$81,957	$94,592	$781,099	$1,630,201

Capital
Proceeds from shares issued	$—	$—	$225,184,822	$298,441,950
Distributions reinvested	—	—	25,652	225,598
Cost of shares redeemed	—	—	(188,220,359)	(289,232,259)

Change in net assets resulting from Capital capital transactions	$—	$—	$36,990,115	$9,435,289

IM (a)
Proceeds from shares issued	$—	$—	$409,007	$18,801
Distributions reinvested	—	—	120	25
Cost of shares redeemed	—	—	(234,738)	(6,941)

Change in net assets resulting from IM capital transactions	$—	$—	$174,389	$11,885

Institutional Class
Proceeds from shares issued	$8,291,497	$9,696,291	$65,607,648	$71,922,177
Distributions reinvested	1,288	15,541	7,996	68,397
Cost of shares redeemed	(8,219,604)	(10,556,887)	(58,726,630)	(67,566,674)

Change in net assets resulting from Institutional Class capital transactions	$73,181	$(845,055)	$6,889,014	$4,423,900

Morgan
Proceeds from shares issued	$66,178	$50,871	$43,497,878	$84,584,237
Distributions reinvested	20	480	726	21,565
Cost of shares redeemed	(45,202)	(45,913)	(43,292,150)	(84,591,494)

Change in net assets resulting from Morgan capital transactions	$20,996	$5,438	$206,454	$14,308

Premier
Proceeds from shares issued	$606,240	$1,131,836	$8,459,049	$20,764,723
Distributions reinvested	55	765	227	7,211
Cost of shares redeemed	(650,695)	(1,068,744)	(8,492,040)	(20,294,193)

Change in net assets resulting from Premier capital transactions	$(44,400)	$63,857	$(32,764)	$477,741

Reserve
Proceeds from shares issued	$—	$—	$8,064,815	$18,891,281
Distributions reinvested	—	—	13	437
Cost of shares redeemed	—	—	(7,599,369)	(18,351,530)

Change in net assets resulting from Reserve capital transactions	$—	$—	$465,459	$540,188

Total change in net assets resulting from capital transactions	$131,734	$(681,168)	$45,473,766	$16,533,512

(a)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	119

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Agency
Issued	1,652,230	2,960,176	243,382,635	388,303,998
Reinvested	113	686	571	7,638
Redeemed	(1,570,386)	(2,866,254)	(242,602,107)	(386,681,435)

Change in Agency Shares	81,957	94,608	781,099	1,630,201

Capital
Issued	—	—	225,184,822	298,441,950
Reinvested	—	—	25,652	225,598
Redeemed	—	—	(188,220,359)	(289,232,259)

Change in Capital Shares	—	—	36,990,115	9,435,289

IM (a)
Issued	—	—	409,014	18,794
Reinvested	—	—	113	32
Redeemed	—	—	(234,738)	(6,941)

Change in IM Shares	—	—	174,389	11,885

Institutional Class
Issued	8,291,497	9,696,225	65,607,648	71,922,177
Reinvested	1,288	15,541	7,996	68,397
Redeemed	(8,219,604)	(10,556,853)	(58,726,630)	(67,566,674)

Change in Institutional Class Shares	73,181	(845,087)	6,889,014	4,423,900

Morgan
Issued	66,178	50,870	43,497,878	84,584,237
Reinvested	20	480	726	21,565
Redeemed	(45,202)	(45,908)	(43,292,150)	(84,591,494)

Change in Morgan Shares	20,996	5,442	206,454	14,308

Premier
Issued	606,240	1,131,835	8,459,049	20,764,723
Reinvested	55	765	227	7,211
Redeemed	(650,695)	(1,068,731)	(8,492,040)	(20,294,193)

Change in Premier Shares	(44,400)	63,869	(32,764)	477,741

Reserve
Issued	—	—	8,064,815	18,891,281
Reinvested	—	—	13	437
Redeemed	—	—	(7,599,369)	(18,351,530)

Change in Reserve Shares	—	—	465,459	540,188

(a)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$801,545	$871,757	$174,777	$212,906
Distributions reinvested	251	330	97	160
Cost of shares redeemed	(967,207)	(1,153,739)	(193,813)	(227,454)

Change in net assets resulting from Agency capital transactions	$(165,411)	$(281,652)	$(18,939)	$(14,388)

Eagle Class (a)
Proceeds from shares issued	$—	$—	$—	$142,010
Distributions reinvested	—	—	—	1,270
Cost of shares redeemed	—	—	—	(708,765)

Change in net assets resulting from Eagle Class capital transactions	$—	$—	$—	$(565,485)

Institutional Class
Proceeds from shares issued	$19,123,134	$33,994,016	$3,681,609	$10,468,155
Distributions reinvested	1,919	14,858	1,965	18,565
Cost of shares redeemed	(20,242,326)	(37,237,476)	(4,452,735)	(10,802,030)

Change in net assets resulting from Institutional Class capital transactions	$(1,117,273)	$(3,228,602)	$(769,161)	$(315,310)

Morgan
Proceeds from shares issued	$62,877	$8,331	$80,913	$34,138
Distributions reinvested	36	90	91	185
Cost of shares redeemed	(45,414)	(7,463)	(60,405)	(14,749)

Change in net assets resulting from Morgan capital transactions	$17,499	$958	$20,599	$19,574

Premier
Proceeds from shares issued	$911,539	$1,170,039	$118,916	$167,754
Distributions reinvested	70	189	46	95
Cost of shares redeemed	(1,082,559)	(1,385,434)	(145,892)	(161,846)

Change in net assets resulting from Premier capital transactions	$(170,950)	$(215,206)	$(26,930)	$6,003

Reserve
Proceeds from shares issued	$4,339,005	$10,411,802	$—	$—
Distributions reinvested	5	17	—	—
Cost of shares redeemed	(4,683,776)	(10,733,226)	—	—

Change in net assets resulting from Reserve capital transactions	$(344,766)	$(321,407)	$—	$—

Service
Proceeds from shares issued	$—	$—	$—	$36,138
Distributions reinvested	—	—	88	749
Cost of shares redeemed	—	—	(27,626)	(225,349)

Change in net assets resulting from Service capital transactions	$—	$—	$(27,538)	$(188,462)

Total change in net assets resulting from capital transactions	$(1,780,901)	$(4,045,909)	$(821,969)	$(1,058,068)

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	121

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Agency
Issued	801,545	871,757	174,777	212,902
Reinvested	251	330	97	160
Redeemed	(967,207)	(1,153,739)	(193,812)	(227,454)

Change in Agency Shares	(165,411)	(281,652)	(18,938)	(14,392)

Eagle Class (a)
Issued	—	—	—	142,010
Reinvested	—	—	—	1,270
Redeemed	—	—	—	(708,738)

Change in Eagle Class Shares	—	—	—	(565,458)

Institutional Class
Issued	19,123,134	33,994,016	3,681,603	10,468,118
Reinvested	1,919	14,858	1,965	18,565
Redeemed	(20,242,326)	(37,237,476)	(4,452,735)	(10,802,030)

Change in Institutional Class Shares	(1,117,273)	(3,228,602)	(769,167)	(315,347)

Morgan
Issued	62,877	8,331	80,913	34,138
Reinvested	36	90	91	185
Redeemed	(45,414)	(7,463)	(60,405)	(14,748)

Change in Morgan Shares	17,499	958	20,599	19,575

Premier
Issued	911,539	1,170,039	118,916	167,753
Reinvested	70	189	46	95
Redeemed	(1,082,559)	(1,385,434)	(145,892)	(161,846)

Change in Premier Shares	(170,950)	(215,206)	(26,930)	6,002

Reserve
Issued	4,339,005	10,411,802	—	—
Reinvested	5	17	—	—
Redeemed	(4,683,776)	(10,733,226)	—	—

Change in Reserve Shares	(344,766)	(321,407)	—	—

Service
Issued	—	—	—	36,138
Reinvested	—	—	88	749
Redeemed	—	—	(27,621)	(225,334)

Change in Service Shares	—	—	(27,533)	(188,447)

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Agency (a)
Proceeds from shares issued	$75,470	$66,539	$171,005	$715,020
Distributions reinvested	— (b)	— (b)	— (b)	— (b)
Cost of shares redeemed	(64,255)	(41,639)	(311,232)	(452,366)

Change in net assets resulting from Agency capital transactions	$11,215	$24,900	$(140,227)	$262,654

Eagle Class (c)
Proceeds from shares issued	$—	$8,563	$—	$18,662
Distributions reinvested	—	22	—	56
Cost of shares redeemed	—	(18,855)	—	(53,610)

Change in net assets resulting from Eagle Class capital transactions	$—	$(10,270)	$—	$(34,892)

Institutional Class (a)
Proceeds from shares issued	$304,314	$996,142	$812,166	$4,204,905
Distributions reinvested	3	— (b)	68	145
Cost of shares redeemed	(383,797)	(708,396)	(1,635,015)	(2,579,748)

Change in net assets resulting from Institutional Class capital transactions	$(79,480)	$287,746	$(822,781)	$1,625,302

Morgan
Proceeds from shares issued	$33,694	$2,313	$25,221	$32,103
Distributions reinvested	13	18	126	959
Cost of shares redeemed	(25,281)	(1,474)	(22,104)	(103,021)

Change in net assets resulting from Morgan capital transactions	$8,426	$857	$3,243	$(69,959)

Premier
Proceeds from shares issued	$315,265	$1,046,355	$775,599	$2,924,871
Distributions reinvested	75	996	311	4,126
Cost of shares redeemed	(409,758)	(1,073,578)	(1,294,401)	(2,955,568)

Change in net assets resulting from Premier capital transactions	$(94,418)	$(26,227)	$(518,491)	$(26,571)

Reserve
Proceeds from shares issued	$—	$—	$1,805	$3,749
Distributions reinvested	—	—	2	10
Cost of shares redeemed	—	—	(2,098)	(4,206)

Change in net assets resulting from Reserve capital transactions	$—	$—	$(291)	$(447)

Service
Proceeds from shares issued	$—	$23,376	$—	$21,226
Distributions reinvested	27	269	11	91
Cost of shares redeemed	(10,537)	(113,416)	(3,552)	(49,493)

Change in net assets resulting from Service capital transactions	$(10,510)	$(89,771)	$(3,541)	$(28,176)

Total change in net assets resulting from capital transactions	$(164,767)	$187,235	$(1,482,088)	$1,727,911

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Amount rounds to less than one thousand.
(c)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	123

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Agency (a)
Issued	75,465	66,522	171,005	715,020
Reinvested	— (b)	— (b)	— (b)	— (b)
Redeemed	(64,255)	(41,633)	(311,229)	(452,366)

Change in Agency Shares	11,210	24,889	(140,224)	262,654

Eagle Class (c)
Issued	—	8,557	—	18,661
Reinvested	—	22	—	56
Redeemed	—	(18,844)	—	(53,610)

Change in Eagle Class Shares	—	(10,265)	—	(34,893)

Institutional Class (a)
Issued	304,307	995,953	812,134	4,204,902
Reinvested	3	— (b)	68	145
Redeemed	(383,793)	(708,283)	(1,635,015)	(2,579,747)

Change in Institutional Class Shares	(79,483)	287,670	(822,813)	1,625,300

Morgan
Issued	33,692	2,312	25,218	32,103
Reinvested	13	18	126	959
Redeemed	(25,281)	(1,473)	(22,104)	(103,008)

Change in Morgan Shares	8,424	857	3,240	(69,946)

Premier
Issued	315,265	1,046,255	775,599	2,924,859
Reinvested	75	996	311	4,126
Redeemed	(409,750)	(1,073,445)	(1,294,369)	(2,955,566)

Change in Premier Shares	(94,410)	(26,194)	(518,459)	(26,581)

Reserve
Issued	—	—	1,805	3,749
Reinvested	—	—	2	10
Redeemed	—	—	(2,098)	(4,206)

Change in Reserve Shares	—	—	(291)	(447)

Service
Issued	—	23,339	—	21,226
Reinvested	27	269	11	91
Redeemed	(10,534)	(113,330)	(3,552)	(49,493)

Change in Service Shares	(10,507)	(89,722)	(3,541)	(28,176)

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Amount rounds to less than one thousand.
(c)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

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AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund*
Class C
Six Months Ended August 31, 2020 (Unaudited)	$1.0005	$0.0005		$0.0003	(d)	$0.0008		$(0.0005)	$—		$(0.0005)
Year Ended February 29, 2020	1.0003	0.0134		0.0002		0.0136		(0.0134)	—	(e)	(0.0134)
Year Ended February 28, 2019	1.0001	0.0133		0.0002		0.0135		(0.0133)	—	(e)	(0.0133)
Year Ended February 28, 2018	1.0004	0.0039	(f)	—	(e)	0.0039		(0.0042)	—	(e)	(0.0042)
Year Ended February 28, 2017	1.0000	0.0001	(f)	0.0006		0.0007		(0.0003)	—	(e)	(0.0003)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

Academy
Six Months Ended August 31, 2020 (Unaudited)	1.0006	0.0030		0.0002	(d)	0.0032		(0.0030)	—		(0.0030)
May 15, 2019 (h) through February 29, 2020	1.0003	0.0162		0.0003		0.0165		(0.0162)	—		(0.0162)

Agency
Six Months Ended August 31, 2020 (Unaudited)	1.0007	0.0026		0.0003	(d)	0.0029		(0.0026)	—		(0.0026)
Year Ended February 29, 2020	1.0003	0.0205		0.0004		0.0209		(0.0205)	—	(e)	(0.0205)
Year Ended February 28, 2019	1.0001	0.0204		0.0002		0.0206		(0.0204)	—	(e)	(0.0204)
Year Ended February 28, 2018	1.0004	0.0114	(f)	(0.0004)		0.0110		(0.0113)	—	(e)	(0.0113)
Year Ended February 28, 2017	1.0000	0.0036	(f)	0.0016		0.0052		(0.0048)	—	(e)	(0.0048)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.0005	0.0030		0.0003	(d)	0.0033		(0.0030)	—		(0.0030)
Year Ended February 29, 2020	1.0003	0.0213		0.0002		0.0215		(0.0213)	—	(e)	(0.0213)
Year Ended February 28, 2019	1.0001	0.0212		0.0002		0.0214		(0.0212)	—	(e)	(0.0212)
Year Ended February 28, 2018	1.0004	0.0122	(f)	(0.0004)		0.0118		(0.0121)	—	(e)	(0.0121)
Year Ended February 28, 2017	1.0000	0.0047	(f)	0.0014		0.0061		(0.0057)	—	(e)	(0.0057)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

IM
Six Months Ended August 31, 2020 (Unaudited)	1.0006	0.0032		0.0002	(d)	0.0034		(0.0032)	—		(0.0032)
Year Ended February 29, 2020	1.0003	0.0216		0.0003		0.0219		(0.0216)	—	(e)	(0.0216)
Year Ended February 28, 2019	1.0001	0.0215		0.0002		0.0217		(0.0215)	—	(e)	(0.0215)
Year Ended February 28, 2018	1.0004	0.0124	(f)	(0.0004)		0.0120		(0.0123)	—	(e)	(0.0123)
Year Ended February 28, 2017	1.0000	0.0055	(f)	0.0007		0.0062		(0.0058)	—	(e)	(0.0058)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.0005	0.0029		0.0003	(d)	0.0032		(0.0029)	—		(0.0029)
Year Ended February 29, 2020	1.0003	0.0210		0.0002		0.0212		(0.0210)	—	(e)	(0.0210)
Year Ended February 28, 2019	1.0001	0.0209		0.0002		0.0211		(0.0209)	—	(e)	(0.0209)
Year Ended February 28, 2018	1.0004	0.0119	(f)	(0.0004)		0.0115		(0.0118)	—	(e)	(0.0118)
Year Ended February 28, 2017	1.0000	0.0044	(f)	0.0014		0.0058		(0.0054)	—	(e)	(0.0054)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(e)	Amount rounds to less than $0.00005.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0008	0.08%	$627	0.69%	0.10%	4.84%
1.0005	1.37	806	0.97	1.38	3.88
1.0003	1.36	1,218	0.97	1.30	2.80
1.0001	0.39	2,012	0.97	0.39	2.27
1.0004	0.07	4,289	0.60	0.01	1.20
1.00	0.01	39,558	0.34	0.01	1.18

1.0008	0.32	1,439,771	0.18	0.52	0.19
1.0006	1.66	150,519	0.18	1.69	0.26

1.0010	0.29	2,453,387	0.26	0.50	0.29
1.0007	2.11	2,517,667	0.26	2.05	0.30
1.0003	2.08	2,474,137	0.26	2.09	0.31
1.0001	1.10	1,494,001	0.26	1.14	0.31
1.0004	0.52	1,002,964	0.26	0.36	0.31
1.00	0.07	8,141,439	0.26	0.07	0.31

1.0008	0.33	51,943,171	0.18	0.53	0.19
1.0005	2.17	33,683,247	0.18	2.09	0.20
1.0003	2.16	26,725,832	0.18	2.13	0.21
1.0001	1.18	24,654,174	0.18	1.22	0.21
1.0004	0.61	20,091,103	0.17	0.47	0.21
1.00	0.14	64,690,852	0.18	0.14	0.21

1.0008	0.34	5,543,500	0.14	0.62	0.14
1.0006	2.21	5,541,728	0.15	2.12	0.15
1.0003	2.19	1,896,262	0.16	2.13	0.16
1.0001	1.21	2,032,079	0.16	1.24	0.16
1.0004	0.62	2,010,581	0.16	0.55	0.17
1.00	0.17	2,628,508	0.16	0.16	0.16

1.0008	0.32	22,362,614	0.21	0.52	0.24
1.0005	2.14	15,607,982	0.21	2.07	0.25
1.0003	2.13	11,691,618	0.21	2.12	0.26
1.0001	1.15	8,567,374	0.21	1.19	0.26
1.0004	0.58	6,081,787	0.20	0.44	0.26
1.00	0.11	20,011,248	0.21	0.10	0.26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund* (continued)
Morgan
Six Months Ended August 31, 2020 (Unaudited)	$1.0008	$0.0015		$0.0005	(d)	$0.0020		$(0.0015)	$—		$(0.0015)
Year Ended February 29, 2020	1.0003	0.0180		0.0005		0.0185		(0.0180)	—	(e)	(0.0180)
Year Ended February 28, 2019	1.0001	0.0179		0.0002		0.0181		(0.0179)	—	(e)	(0.0179)
Year Ended February 28, 2018	1.0004	0.0089	(f)	(0.0005)		0.0084		(0.0087)	—	(e)	(0.0087)
Year Ended February 28, 2017	1.0000	0.0014	(f)	0.0012		0.0026		(0.0022)	—	(e)	(0.0022)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.0006	0.0017		0.0003	(d)	0.0020		(0.0017)	—		(0.0017)
Year Ended February 29, 2020	1.0003	0.0186		0.0003		0.0189		(0.0186)	—	(e)	(0.0186)
Year Ended February 28, 2019	1.0001	0.0185		0.0002		0.0187		(0.0185)	—	(e)	(0.0185)
Year Ended February 28, 2018	1.0004	0.0096	(f)	(0.0005)		0.0091		(0.0094)	—	(e)	(0.0094)
Year Ended February 28, 2017	1.0000	0.0020	(f)	0.0013		0.0033		(0.0029)	—	(e)	(0.0029)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.0007	0.0009		0.0004	(d)	0.0013		(0.0009)	—		(0.0009)
Year Ended February 29, 2020	1.0003	0.0161		0.0004		0.0165		(0.0161)	—	(e)	(0.0161)
Year Ended February 28, 2019	1.0001	0.0160		0.0002		0.0162		(0.0160)	—	(e)	(0.0160)
Year Ended February 28, 2018	1.0004	0.0062	(f)	0.0004		0.0066		(0.0069)	—	(e)	(0.0069)
Year Ended February 28, 2017	1.0000	0.0003	(f)	0.0013		0.0016		(0.0012)	—	(e)	(0.0012)
Year Ended February 29, 2016	1.00	—	(f)(g)	—	(g)	—	(g)	— (g)	—	(g)	— (g)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(e)	Amount rounds to less than $0.00005.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0013	0.20%	$1,773,331	0.48%	0.34%	0.50%
1.0008	1.87	2,880,586	0.51	1.78	0.51
1.0003	1.82	2,395,205	0.52	1.88	0.53
1.0001	0.84	739,866	0.52	0.89	0.56
1.0004	0.26	534,288	0.52	0.14	0.54
1.00	0.01	1,877,099	0.31	0.01	0.52

1.0009	0.20	1,972,604	0.43	0.36	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45
1.0003	1.89	1,884,553	0.45	1.90	0.46
1.0001	0.91	1,093,169	0.45	0.96	0.46
1.0004	0.33	687,368	0.45	0.20	0.46
1.00	0.02	2,030,985	0.30	0.02	0.46

1.0011	0.13	1,280	0.65	0.45	1.48
1.0007	1.66	12,017	0.70	1.59	0.94
1.0003	1.64	13,024	0.70	1.57	0.85
1.0001	0.66	15,846	0.70	0.62	0.76
1.0004	0.16	99,446	0.58	0.03	0.71
1.00	0.01	930,188	0.31	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.0001	$0.0022	$0.0006	(d)	$0.0028	$(0.0022)	$—		$(0.0022)
Year Ended February 29, 2020	1.0000	0.0117	0.0001	(d)	0.0118	(0.0117)	—	(e)	(0.0117)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0123	—	(e)	0.0123	(0.0123)	—	(e)	(0.0123)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.0000	0.0026	0.0007		0.0033	(0.0026)	—		(0.0026)
Year Ended February 29, 2020	1.0000	0.0125	—	(e)	0.0125	(0.0125)	—	(e)	(0.0125)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0131	—	(e)	0.0131	(0.0131)	—	(e)	(0.0131)

IM
Six Months Ended August 31, 2020 (Unaudited)	1.0000	0.0027	0.0007		0.0034	(0.0027)	—		(0.0027)
Year Ended February 29, 2020	1.0000	0.0127	—	(e)	0.0127	(0.0127)	—	(e)	(0.0127)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0133	—	(e)	0.0133	(0.0133)	—	(e)	(0.0133)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.0000	0.0025	0.0007		0.0032	(0.0025)	—		(0.0025)
Year Ended February 29, 2020	1.0000	0.0122	—	(e)	0.0122	(0.0122)	—	(e)	(0.0122)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0128	—	(e)	0.0128	(0.0128)	—	(e)	(0.0128)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(e)	Amount rounds to less than $0.00005.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0007	0.28%	$41,193	0.26%		0.37%		0.36%
1.0001	1.19	41,696	0.26		1.15		0.38
1.0000	1.24	17,148	0.26	(g)	1.36	(g)	2.96	(g)

1.0007	0.33	213,177	0.18		0.54		0.21
1.0000	1.26	228,168	0.18		1.18		0.24
1.0000	1.32	72,933	0.18	(g)	1.42	(g)	0.40	(g)

1.0007	0.34	1,190,264	0.16		0.33		0.16
1.0000	1.28	391,386	0.16		1.24		0.18
1.0000	1.34	475,368	0.16	(g)	1.32	(g)	0.23	(g)

1.0007	0.32	391,206	0.21		0.38		0.26
1.0000	1.23	309,118	0.21		1.20		0.28
1.0000	1.29	377,900	0.21	(g)	1.40	(g)	0.37	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Six Months Ended August 31, 2020 (Unaudited)	$1.0002	$0.0036	$0.0001	$0.0037	$(0.0036)	$—		$(0.0036)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	—	(d)	(0.0222)
September 19, 2018 (e) through February 28, 2019	1.0000	0.0109	0.0001	0.0110	(0.0109)	—		(0.0109)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of operations.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0003	0.37%	$3,650,617	0.06%		0.69%		0.14%
1.0002	2.25	3,455,824	0.06		2.20		0.16
1.0001	1.10	2,865,539	0.06	(f)	2.53	(f)	0.23	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund
Class C
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended October 19, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	(e	)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.05%	$45,233	0.67%	0.06%	1.15%
1.00	1.34	18,423	0.97	1.35	1.18
1.00	1.34	22,073	0.97	1.34	1.19
1.00	0.40	22,267	0.97	0.38	1.20
1.00	0.04	33,104	0.55	0.01	1.18
1.00	0.01	505,609	0.33	0.01	1.18

1.00	0.26	1,773,635	0.26	0.46	0.29
1.00	2.07	1,452,745	0.26	1.94	0.31
1.00	2.06	542,003	0.26	2.13	0.33
1.00	1.11	158,527	0.26	1.16	0.34
1.00	0.45	36,107	0.26	0.39	0.35
1.00	0.08	71,741	0.26	0.07	0.33

1.00	0.30	3,146,570	0.18	0.53	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21
1.00	2.14	558,492	0.18	2.16	0.23
1.00	1.19	98,814	0.18	1.36	0.24
1.00	0.53	105,366	0.18	0.38	0.22
1.00	0.16	2,071,483	0.18	0.15	0.22

1.00	0.01	—	0.54	0.01	1.08
1.00	0.01	1,758,478	0.30	0.01	1.07

1.00	0.28	3,716,813	0.21	0.53	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26
1.00	2.11	2,717,544	0.21	2.17	0.28
1.00	1.16	988,333	0.21	1.21	0.29
1.00	0.50	286,502	0.21	0.37	0.28
1.00	0.13	6,630,618	0.21	0.13	0.28

1.00	0.15	3,015	0.48	0.29	0.56
1.00	1.81	7,904	0.51	1.78	0.52
1.00	1.81	8,147	0.51	1.79	0.54
1.00	0.86	8,616	0.51	0.89	0.55
1.00	0.21	3,933	0.51	0.07	0.53
1.00	0.02	117,816	0.32	0.01	0.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.12%	$718,338	0.54%	0.23%	0.60%
1.00	1.73	543,317	0.59	1.69	0.63
1.00	1.73	307,584	0.59	1.76	0.68
1.00	0.78	156,049	0.59	0.78	0.70
1.00	0.16	144,168	0.54	0.04	0.64
1.00	0.01	1,609,448	0.33	0.01	0.63

1.00	0.17	3,127,065	0.43	0.30	0.44
1.00	1.87	3,031,847	0.45	1.77	0.46
1.00	1.87	1,140,955	0.45	1.93	0.48
1.00	0.92	353,810	0.45	0.95	0.49
1.00	0.26	156,136	0.45	0.18	0.48
1.00	0.02	132,337	0.32	0.02	0.48

1.00	0.09	4,178	0.59	0.19	0.81
1.00	1.62	3,797	0.70	1.62	0.84
1.00	1.61	4,548	0.70	1.59	0.74
1.00	0.67	6,527	0.70	0.65	0.74
1.00	0.12	7,672	0.55	0.02	0.73
1.00	0.01	189,404	0.33	0.01	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
May 15, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)

Agency
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.12%	$1,446,216	0.18%	0.13%	0.18%
1.00	1.47	85,026	0.18	1.49	0.21

1.00	0.09	17,834,258	0.25	0.15	0.28
1.00	1.87	14,132,125	0.26	1.84	0.30
1.00	1.82	11,112,454	0.26	1.79	0.31
1.00	0.81	13,906,062	0.26	0.80	0.31
1.00	0.22	12,887,975	0.25	0.22	0.31
1.00	0.02	7,594,151	0.15	0.02	0.31

1.00	0.12	111,735,102	0.18	0.22	0.18
1.00	1.95	86,263,432	0.18	1.91	0.20
1.00	1.90	73,390,258	0.18	1.87	0.21
1.00	0.89	92,747,537	0.18	0.88	0.21
1.00	0.33	86,200,153	0.14	0.35	0.21
1.00	0.04	28,046,995	0.14	0.04	0.21

1.00	0.02	377,312	0.37	0.04	1.03
1.00	1.12	298,348	1.00	1.10	1.05
1.00	1.07	274,993	1.00	1.04	1.06
1.00	0.13	291,828	0.97	0.17	1.06
1.00	0.02	66,010	0.56	0.01	1.07

1.00	0.15	7,353,735	0.14	0.29	0.14
1.00	1.99	7,443,910	0.15	1.90	0.15
1.00	1.92	6,108,975	0.16	1.95	0.16
1.00	0.91	2,493,731	0.16	0.96	0.16
1.00	0.33	589,694	0.14	0.34	0.16
1.00	0.05	648,289	0.13	0.05	0.16

1.00	0.11	34,645,602	0.21	0.20	0.23
1.00	1.92	43,246,064	0.21	1.89	0.25
1.00	1.87	41,868,607	0.21	1.88	0.26
1.00	0.86	32,544,047	0.21	0.85	0.26
1.00	0.30	36,869,073	0.17	0.33	0.26
1.00	0.04	8,704,148	0.15	0.03	0.26

1.00	0.05	887,319	0.33	0.08	0.48
1.00	1.63	684,791	0.50	1.68	0.50
1.00	1.57	1,127,675	0.50	1.60	0.50
1.00	0.56	748,306	0.51	0.54	0.51
1.00	0.03	919,604	0.42	0.02	0.51
1.00	0.01	3,856,545	0.18	0.01	0.51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.04%	$2,196,353	0.35%	0.08%	0.59%
1.00	1.54	2,064,159	0.59	1.50	0.60
1.00	1.48	1,660,477	0.59	1.49	0.61
1.00	0.48	1,231,217	0.59	0.44	0.61
1.00	0.02	2,460,361	0.46	0.02	0.61
1.00	0.01	2,229,161	0.17	0.01	0.61

1.00	0.05	3,802,884	0.32	0.10	0.43
1.00	1.68	4,095,749	0.45	1.64	0.45
1.00	1.62	2,945,521	0.45	1.59	0.46
1.00	0.62	5,500,002	0.45	0.60	0.46
1.00	0.06	7,765,009	0.42	0.06	0.46
1.00	0.01	7,570,828	0.18	0.01	0.46

1.00	0.03	17,997	0.36	0.07	0.69
1.00	1.42	20,829	0.70	1.41	0.71
1.00	1.37	19,468	0.70	1.28	0.71
1.00	0.37	59,334	0.70	0.33	0.71
1.00	0.01	119,542	0.49	0.01	0.71
1.00	0.01	16,298	0.12	0.01	0.71

1.00	0.02	622,159	0.40	0.04	1.03
1.00	1.07	867,659	1.05	1.19	1.05
1.00	1.02	2,993,274	1.05	1.08	1.05
1.00	0.09	1,649,354	0.93	0.08	1.06
1.00	0.01	2,439,027	0.50	0.01	1.06
1.00	0.01	395,656	0.15	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Class C
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
September 22, 2017 (g) through February 28, 2018	1.00	0.01		(0.01)		—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$329,995	0.39%	0.03%		1.13%
1.00	1.13		292,824	0.97	1.16		1.15
1.00	1.11		375,230	0.97	1.09		1.16
1.00	0.15		417,056	0.90	0.13		1.16
1.00	0.00	(f)	578,579	0.48	0.00	(f)	1.16
1.00	0.00	(f)	154,988	0.15	0.00	(f)	1.16

1.00	0.09		2,368,056	0.26	0.17		0.28
1.00	1.85		1,744,289	0.26	1.85		0.30
1.00	1.83		2,013,982	0.26	1.90		0.30
1.00	0.81		930,654	0.26	0.82		0.31
1.00	0.18		837,723	0.26	0.17		0.31
1.00	0.01		956,921	0.15	0.01		0.31

1.00	0.13		17,832,959	0.18	0.22		0.18
1.00	1.94		9,945,933	0.18	1.89		0.20
1.00	1.91		6,425,187	0.18	1.92		0.20
1.00	0.47		3,501,095	0.18	1.17		0.21

1.00	0.15		34,267	0.14	0.31		0.14
1.00	1.97		37,429	0.15	2.26		0.15
1.00	1.93		1,451,488	0.15	1.87		0.15
1.00	0.90		3,051,574	0.16	0.81		0.16
1.00	0.28		7,449,646	0.16	0.29		0.16
1.00	0.04		4,788,250	0.12	0.04		0.16

1.00	0.11		14,054,803	0.21	0.24		0.24
1.00	1.90		16,887,054	0.21	1.88		0.25
1.00	1.88		17,766,429	0.21	1.89		0.25
1.00	0.86		13,500,900	0.21	0.84		0.26
1.00	0.23		14,813,061	0.21	0.24		0.26
1.00	0.02		8,736,623	0.13	0.02		0.26

1.00	0.04		27,686	0.35	0.07		0.58
1.00	1.61		29,937	0.50	1.60		0.50
1.00	1.58		28,583	0.51	1.57		0.51
1.00	0.55		48,818	0.51	0.52		0.51
1.00	0.02		71,303	0.42	0.02		0.51
1.00	0.00	(f)	89,016	0.14	0.00	(f)	0.51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.03%		$498,471	0.38%	0.09%		0.59%
1.00	1.52		734,856	0.59	1.49		0.60
1.00	1.49		634,508	0.59	1.55		0.61
1.00	0.47		283,619	0.59	0.48		0.62
1.00	0.00	(f)	244,830	0.43	0.00	(f)	0.61
1.00	0.00	(f)	706,209	0.15	0.00	(f)	0.61

1.00	0.05		1,822,556	0.34	0.08		0.43
1.00	1.66		1,439,412	0.45	1.60		0.45
1.00	1.63		981,194	0.45	1.68		0.45
1.00	0.61		611,645	0.45	0.61		0.46
1.00	0.03		640,584	0.41	0.04		0.46
1.00	0.00	(f)	244,258	0.14	0.00	(f)	0.46

1.00	0.03		4,571	0.44	0.04		0.71
1.00	1.41		5,966	0.70	1.41		0.73
1.00	1.38		6,986	0.70	1.34		0.71
1.00	0.37		12,246	0.70	0.28		0.71
1.00	0.00	(f)	109,454	0.40	0.00	(f)	0.71
1.00	0.00	(f)	679,587	0.15	0.00	(f)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		0.01		0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.10%	$324,682	0.25%	0.17%	0.29%
1.00	1.85	242,716	0.26	1.79	0.30
1.00	1.80	148,122	0.26	1.82	0.31
1.00	0.80	127,451	0.26	0.77	0.33
1.00	0.20	133,227	0.26	0.19	0.35
1.00	0.02	233,955	0.16	0.02	0.33

1.00	0.12	2,645,618	0.21	0.24	0.25
1.00	1.90	2,572,379	0.21	1.90	0.25
1.00	1.85	3,417,418	0.21	1.85	0.26
1.00	0.85	2,668,613	0.21	0.84	0.28
1.00	0.25	2,767,271	0.21	0.25	0.30
1.00	0.03	3,615,992	0.13	0.03	0.28

1.00	0.05	55,726	0.33	0.08	0.64
1.00	1.51	34,728	0.59	1.48	0.67
1.00	1.46	29,289	0.59	1.45	0.70
1.00	0.46	32,224	0.59	0.44	0.69
1.00	0.02	53,090	0.42	0.01	0.67
1.00	0.01	131,723	0.16	0.01	0.65

1.00	0.07	174,462	0.32	0.14	0.45
1.00	1.65	218,858	0.45	1.58	0.45
1.00	1.60	155,001	0.45	1.54	0.47
1.00	0.60	229,795	0.45	0.65	0.48
1.00	0.04	109,282	0.41	0.04	0.50
1.00	0.01	171,808	0.14	0.01	0.49

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
January 15, 2020 (f) through February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.09%		$4,978,340	0.25%	0.16%		0.28%
1.00	1.82		4,197,262	0.26	1.76		0.30
1.00	1.79		2,567,061	0.26	1.81		0.31
1.00	0.79		1,981,066	0.26	0.80		0.31
1.00	0.15		1,848,739	0.26	0.15		0.31
1.00	0.01		1,895,744	0.10	0.01		0.31

1.00	0.13		69,953,404	0.18	0.19		0.18
1.00	1.90		32,963,549	0.18	1.85		0.20
1.00	1.88		23,528,259	0.18	1.88		0.21
1.00	0.87		19,208,530	0.18	0.89		0.21
1.00	0.23		11,630,048	0.18	0.23		0.21
1.00	0.02		9,678,309	0.08	0.01		0.21

1.00	0.15		186,273	0.13	0.18		0.13
1.00	0.18		11,885	0.15	1.46		0.15

1.00	0.11		29,171,372	0.21	0.19		0.23
1.00	1.87		22,282,460	0.21	1.83		0.25
1.00	1.84		17,858,556	0.21	1.87		0.26
1.00	0.84		11,098,506	0.21	0.83		0.26
1.00	0.20		9,414,776	0.21	0.21		0.26
1.00	0.01		7,378,773	0.08	0.01		0.26

1.00	0.05		2,229,896	0.34	0.08		0.59
1.00	1.49		2,023,440	0.59	1.47		0.60
1.00	1.46		2,009,129	0.59	1.45		0.61
1.00	0.45		1,617,985	0.59	0.46		0.61
1.00	0.00	(g)	1,148,892	0.40	0.00	(g)	0.61
1.00	0.00	(g)	1,990,677	0.10	0.00	(g)	0.61

1.00	0.06		2,504,281	0.33	0.10		0.43
1.00	1.63		2,537,050	0.45	1.62		0.45
1.00	1.60		2,059,307	0.45	1.65		0.46
1.00	0.59		848,906	0.45	0.59		0.46
1.00	0.02		857,883	0.38	0.02		0.46
1.00	0.00	(g)	1,219,310	0.10	0.00	(g)	0.46

1.00	0.04		2,567,481	0.36	0.06		0.68
1.00	1.38		2,102,023	0.70	1.34		0.70
1.00	1.35		1,561,835	0.70	1.42		0.71
1.00	0.35		258,002	0.70	0.41		0.71
1.00	0.00	(g)	75,190	0.41	0.00		0.71
1.00	0.00	(g)	108,109	0.14	0.00	(g)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	149

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.26%	$616,862	0.26%	0.53%	0.29%
1.00	1.17	782,269	0.26	1.17	0.30
1.00	1.24	1,063,941	0.26	1.23	0.31
1.00	0.68	831,137	0.26	0.70	0.31
1.00	0.27	437,689	0.25	0.26	0.31
1.00	0.03	344,578	0.05	0.01	0.31

1.00	0.28	8,056,235	0.21	0.57	0.24
1.00	1.22	9,173,460	0.21	1.23	0.25
1.00	1.29	12,402,297	0.21	1.27	0.26
1.00	0.73	11,970,538	0.21	0.73	0.26
1.00	0.32	10,567,571	0.20	0.31	0.26
1.00	0.03	10,007,028	0.04	0.01	0.26

1.00	0.19	28,341	0.37	0.19	0.62
1.00	0.84	10,842	0.59	0.83	0.64
1.00	0.90	9,884	0.59	0.89	0.68
1.00	0.35	9,555	0.59	0.34	0.66
1.00	0.05	11,468	0.44	0.04	0.62
1.00	0.03	111,381	0.04	0.01	0.62

1.00	0.21	676,539	0.36	0.41	0.44
1.00	0.98	847,483	0.45	0.99	0.45
1.00	1.04	1,062,712	0.45	1.03	0.46
1.00	0.49	1,560,291	0.45	0.48	0.46
1.00	0.12	1,713,414	0.38	0.10	0.46
1.00	0.03	2,984,160	0.04	0.01	0.46

1.00	0.18	1,362,765	0.41	0.33	0.69
1.00	0.73	1,707,525	0.70	0.72	0.70
1.00	0.79	2,028,976	0.70	0.78	0.71
1.00	0.24	2,511,847	0.70	0.23	0.71
1.00	0.02	2,650,165	0.47	0.02	0.71
1.00	0.03	4,220,927	0.04	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	151

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended September 21, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.30%	$93,816	0.26%	0.65%	0.33%
1.00	1.20	112,747	0.26	1.20	0.34
1.00	1.26	127,136	0.26	1.25	0.33
1.00	0.73	140,809	0.26	0.76	0.35
1.00	0.33	35,608	0.23	0.20	0.33
1.00	0.01	193,260	0.08	0.01	0.32

1.00	0.01	—	0.41	0.01	1.07
1.00	0.01	1,935,318	0.08	0.01	1.07

1.00	0.32	919,050	0.21	0.67	0.28
1.00	1.25	1,688,150	0.21	1.24	0.29
1.00	1.31	2,003,502	0.21	1.30	0.28
1.00	0.78	1,575,116	0.21	0.83	0.31
1.00	0.37	303,233	0.21	0.39	0.30
1.00	0.01	132,605	0.08	0.01	0.27

1.00	0.20	56,077	0.44	0.28	0.63
1.00	0.87	35,473	0.59	0.84	0.66
1.00	0.93	15,899	0.59	0.92	0.65
1.00	0.40	13,794	0.59	0.28	0.63
1.00	0.08	312,787	0.49	0.07	0.64
1.00	0.01	387,521	0.08	0.01	0.62

1.00	0.22	108,341	0.41	0.44	0.49
1.00	1.01	135,261	0.45	1.00	0.50
1.00	1.07	129,260	0.45	1.06	0.48
1.00	0.54	116,319	0.45	0.57	0.51
1.00	0.16	31,528	0.41	0.12	0.49
1.00	0.01	28,451	0.08	0.01	0.47

1.00	0.15	40,958	0.58	0.35	1.07
1.00	0.41	68,493	1.05	0.48	1.09
1.00	0.47	256,953	1.05	0.46	1.08
1.00	0.07	282,024	0.91	0.05	1.09
1.00	0.03	363,754	0.54	0.01	1.09
1.00	0.01	515,523	0.08	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	153

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.22%	$36,108	0.24%	0.37%	0.32%
1.00	1.11	24,892	0.26	0.87	0.35

1.00	0.01	—	0.38	0.01	1.07
1.00	0.02	1,061,361	0.06	0.01	1.07

1.00	0.24	208,247	0.21	0.42	0.27
1.00	1.15	287,724	0.21	1.03	0.30

1.00	0.16	10,873	0.34	0.18	0.63
1.00	0.77	2,447	0.59	0.70	0.69
1.00	0.86	1,591	0.59	0.85	0.72
1.00	0.38	1,310	0.59	0.27	0.75
1.00	0.08	7,314	0.41	0.04	0.64
1.00	0.02	307,260	0.06	0.01	0.62

1.00	0.18	138,832	0.33	0.33	0.47
1.00	0.91	233,249	0.45	0.87	0.50
1.00	1.00	259,463	0.45	0.97	0.52
1.00	0.52	166,312	0.45	0.49	0.55
1.00	0.15	139,487	0.45	0.21	0.57

1.00	0.11	17,896	0.50	0.26	1.07
1.00	0.32	28,405	1.05	0.37	1.10
1.00	0.41	118,146	1.04	0.37	1.12
1.00	0.08	125,615	0.89	0.04	1.15
1.00	0.04	167,422	0.50	0.01	1.11
1.00	0.02	229,647	0.05	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	155

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2020 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2020 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.27%	$122,454	0.26%	0.65%	0.30%
1.00	1.15	262,677	0.26	1.06	0.31

1.00	0.01	—	0.40	0.01	1.08
1.00	0.01	395,863	0.08	0.01	1.08

1.00	0.29	802,647	0.21	0.63	0.25
1.00	1.20	1,625,406	0.21	1.09	0.26

1.00	0.20	65,422	0.40	0.38	0.63
1.00	0.82	62,178	0.59	0.84	0.63
1.00	0.89	132,127	0.59	0.88	0.66
1.00	0.36	134,395	0.59	0.31	0.67
1.00	0.06	303,713	0.47	0.06	0.66
1.00	0.01	491,120	0.08	0.01	0.63

1.00	0.22	224,299	0.38	0.53	0.45
1.00	0.96	742,781	0.45	0.95	0.47
1.00	1.03	769,285	0.45	1.03	0.49
1.00	0.50	485,365	0.45	0.58	0.51
1.00	0.13	102,091	0.46	0.22	0.53

1.00	0.19	831	0.42	0.33	0.70
1.00	0.70	1,122	0.70	0.71	0.72
1.00	0.78	1,569	0.70	0.75	0.74
1.00	0.25	2,285	0.70	0.24	0.78
1.00	0.02	2,607	0.39	0.01	0.73
1.00	0.01	137,761	0.08	0.01	0.73

1.00	0.15	4,821	0.54	0.35	1.14
1.00	0.36	8,363	1.05	0.45	1.08
1.00	0.43	36,537	1.04	0.43	1.09
1.00	0.06	49,027	0.90	0.05	1.11
1.00	0.02	57,064	0.53	0.01	1.10
1.00	0.01	78,992	0.08	0.01	1.08

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004, November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004, November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 12 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Class C, Academy(1), Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Class C, Agency, Capital, E*Trade(2), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy(1), Agency, Capital, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Class C, Academy(3), Agency, Capital, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy(3), Agency, Capital, IM(4), Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(5), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency(6), E*Trade(5), Institutional Class(6), Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency(6), E*Trade(5), Institutional Class(6), Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Commenced operations on May 15, 2019.
(2)	E*Trade Shares of JPMorgan Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.
(3)	Commenced operations on September 30, 2020.
(4)	Commenced operations on January 15, 2020.
(5)

E*Trade Shares of JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund had no assets from the close of business on September 21, 2016.

(6)	Commenced operations on March 1, 2019.

The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.

The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.

The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

158	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Boards of Trustees of the Trusts (the “Boards”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

The Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as retail or government money market funds and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Funds have adopted policies and procedures that allow the Boards to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

The U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Academy, Agency, Agency SL, Capital, Direct, Eagle Class, Eagle Private Wealth Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

For the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Prime Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$87,157,499	$—	$87,157,499

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,876,261	$—	$1,876,261

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,650,192	$—	$3,650,192

The following is a summary of the inputs used as of February 29, 2020, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$12,517,130	$—	$12,517,130

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$180,231,033	$—	$180,231,033

160	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$38,011,480	$—	$38,011,480

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,167,904	$—	$3,167,904

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$109,710,593	$—	$109,710,593

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,829,930	$—	$10,829,930

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,224,808	$—	$1,224,808

California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$410,988	$—	$410,988

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,228,391	$—	$1,228,391

(a)	Please refer to the SOIs for specifics of portfolio holdings.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

As of August 31, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts main-

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

tained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. The Prime Money Market Fund, Liquid Assets Money Market Fund, Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had delayed delivery securities outstanding as of August 31, 2020, which are shown as a Receivable for Investment securities sold — delayed delivery securities on the Statements of Assets and Liabilities.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2020 are as follows (amounts in thousands):

	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund		New York Municipal Money Market Fund
Class C	$13	n/a	n/a	$2	n/a	$5	n/a	n/a		n/a	n/a	n/a		n/a
Academy	33	n/a	n/a	n/a	$2	n/a	n/a	n/a		n/a	n/a	n/a		n/a
Agency	48	$16	n/a	16	130	20	$3	$47		$7	$1	$—	(a)	$3
Agency SL	n/a	n/a	$54	n/a	n/a	n/a	n/a	n/a		n/a	n/a	n/a		n/a
Capital	417	16	n/a	30	968	88	n/a	440		n/a	n/a	n/a		n/a
E*Trade	n/a	n/a	n/a	n/a	4	n/a	n/a	n/a		n/a	n/a	n/a		n/a
IM	71	29	n/a	n/a	86	1	n/a	—	(a)	n/a	n/a	n/a		n/a
Institutional Class	204	20	n/a	40	410	165	25	266		83	17	7		13
Investor	n/a	n/a	n/a	1	7	18	n/a	n/a		n/a	n/a	n/a		n/a
Morgan	140	n/a	n/a	45	48	15	13	40		6	4	1		12
Premier	46	n/a	n/a	34	45	17	4	25		10	12	3		7
Reserve	12	n/a	n/a	3	1	1	n/a	22		14	n/a	n/a		—	(a)
Service	n/a	n/a	n/a	n/a	6	n/a	n/a	n/a		n/a	1	1		3

Total	$984	$81	$54	$171	$1,707	$330	$45	$840		$120	$35	$12		$38

(a)	Amount rounds to less than one thousand.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its

162	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and generally paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2020, the effective annualized rate was 0.05% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class C, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. The Academy, Agency, Agency SL, Capital, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.75	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
California Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
New York Municipal Money Market Fund	n/a	0.60	0.10	0.25	0.60

JPMDS waived distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the six months ended August 31, 2020, JPMDS retained the following amounts (in thousands):

CDSC
Liquid Assets Money Market Fund	$—	(a)
U.S. Treasury Plus Money Market Fund	—	(a)

(a)	Amount rounds to less than one thousand.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class C	Academy	Agency	Capital
Prime Money Market Fund	0.25%	0.05%	0.15%	0.05%
Institutional Tax Free Money Market Fund	n/a	n/a	0.15	0.05
Liquid Assets Money Market Fund	0.25	n/a	0.15	0.05
U.S. Government Money Market Fund	n/a	0.05	0.15	0.05
U.S. Treasury Plus Money Market Fund	0.25	n/a	0.15	0.05
Federal Money Market Fund	n/a	n/a	0.15	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05
Tax Free Money Market Fund	n/a	n/a	0.15	n/a
Municipal Money Market Fund	n/a	n/a	0.15	n/a
California Municipal Money Market Fund	n/a	n/a	0.15	n/a
New York Municipal Money Market Fund	n/a	n/a	0.15	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	0.10	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.30%	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.30	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares of the Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and the 100% U.S Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend

164	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class C	Academy	Agency	Agency SL	Capital	Direct	Eagle Class	Eagle Private Wealth Class
Prime Money Market Fund	0.97%	0.18%	0.26%	n/a	0.18%	n/a	n/a	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	0.26	n/a	0.18	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	0.06	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.97	n/a	0.26	n/a	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.18	0.26	n/a	0.18	0.30%	0.70%	0.30%
U.S. Treasury Plus Money Market Fund	0.97	n/a	0.26	n/a	0.18	0.30	n/a	n/a
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	n/a	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	0.70	n/a
California Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	0.70	n/a
New York Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	0.70	n/a

	E*Trade	IM	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	n/a	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	1.00%	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	1.00	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	1.00	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	1.00	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2020, and are in place until at least June 30, 2021 except with respect to the Academy Shares of U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, for which the expense limitation agreements have been in effect since commencement of operations on September 30, 2020 and are in place until at least September 30, 2021. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2020. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$5	$—	$4,555	$4,560	$20
Institutional Tax Free Money Market Fund	23	15	181	219	—
Securities Lending Money Market Fund	900	600	—	1,500	—
Liquid Assets Money Market Fund	11	6	1,089	1,106	1
U.S. Government Money Market Fund	17	—	10,204	10,221	—
U.S. Treasury Plus Money Market Fund	2	—	2,603	2,605	—
Federal Money Market Fund	25	17	625	667	—
100% U.S. Treasury Securities Money Market Fund	9	—	7,084	7,093	—
Tax Free Money Market Fund	—	—	1,401	1,401	—
Municipal Money Market Fund	102	68	239	409	—
California Municipal Money Market Fund	39	26	84	149	—
New York Municipal Money Market Fund	28	19	229	276	—

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

	Voluntary Waivers
	Distribution Fees	Service Fees	Transfer Agency Fees		Total
Prime Money Market Fund	$1	$314	$—	(a)	$315
Institutional Tax Free Money Market Fund	—	3	—	(a)	3
Liquid Assets Money Market Fund	195	309	1		505
U.S. Government Money Market Fund	3,909	6,234	—		10,143
U.S. Treasury Plus Money Market Fund	1,202	1,228	—	(a)	2,430
Federal Money Market Fund	22	198	—		220
100% U.S. Treasury Securities Money Market Fund	3,692	5,171	—		8,863
Tax Free Money Market Fund	1,233	990	—		2,223
Municipal Money Market Fund	134	60	—		194
California Municipal Money Market Fund	54	150	—		204
New York Municipal Money Market Fund	40	184	—		224

(a)	Amount rounds to less than one thousand.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2020, Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, Tax Free Money Market Fund and California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2020, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$962,314	$1,017,720	$—
Tax Free Money Market Fund	1,343,737	680,119	—
Municipal Money Market Fund	238,258	618,154	—
California Municipal Money Market Fund	159,268	80,775	—
New York Municipal Money Market Fund	264,252	571,061	—

166	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

4. Class-Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2020 were as follows (amounts in thousands):

	Distribution	Service
Prime Money Market Fund
Class C	$2	$1
Academy	—	439
Agency	—	1,866
Capital	—	9,555
Institutional Class	—	8,701
Morgan	—	3,708
Premier	—	3,438
Reserve	4	4

	$6	$27,712

Institutional Tax Free Money Market Fund
Agency	$—	$44
Capital	—	86
Institutional Class	—	218

	$—	$348

Liquid Assets Money Market Fund
Class C	$182	$61
Agency	—	1,203
Capital	—	615
Institutional Class	—	1,698
Investor	—	5
Morgan	387	1,355
Premier	—	5,220
Reserve	6	7

	$575	$10,164

U.S. Government Money Market Fund
Academy	$—	$290
Agency	—	13,813
Capital	—	31,681
E*Trade	1,075	538
Institutional Class	—	18,305
Investor	—	1,621
Morgan	1,194	4,178
Premier	—	6,122
Reserve	27	32
Service	2,147	1,073

	$4,443	$77,653

U.S. Treasury Plus Money Market Fund
Class C	$1,261	$420
Agency	—	1,567
Capital	—	3,671
Institutional Class	—	6,387
Investor	—	61
Morgan	279	978
Premier	—	2,750
Reserve	12	14

	$1,552	$15,848

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

	Distribution	Service
Federal Money Market Fund
Agency	$—	$334
Institutional Class	—	1,598
Morgan	27	93
Premier	—	315

	$27	$2,340

100% U.S. Treasury Securities Money Market Fund
Agency	$—	$4,514
Capital	—	17,018
Institutional Class	—	17,111
Morgan	1,154	4,040
Premier	—	4,649
Reserve	3,182	3,818

	$4,336	$51,150

Tax Free Money Market Fund
Agency	$—	$597
Institutional Class	—	4,683
Morgan	19	68
Premier	—	1,336
Reserve	1,612	1,934

	$1,631	$8,618

Municipal Money Market Fund
Agency	$—	$88
Institutional Class	—	491
Morgan	33	115
Premier	—	216
Service	150	75

	$183	$985

California Municipal Money Market Fund
Agency	$—	$38
Institutional Class	—	177
Morgan	8	27
Premier	—	276
Service	64	32

	$72	$550

New York Municipal Money Market Fund
Agency	$—	$137
Institutional Class	—	511
Morgan	34	118
Premier	—	613
Reserve	2	2
Service	18	9

	$54	$1,390

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$87,122,661	$35,111	$273	$34,838
Institutional Tax Free Money Market Fund	1,875,863	400	2	398
Securities Lending Money Market Fund	3,648,733	1,460	1	1,459

168	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

As of February 29, 2020, the following Funds had the following net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
U.S. Government Money Market Fund	$2,409	$—
U.S. Treasury Plus Money Market Fund	191	—

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of February 29, 2020, the following Funds deferred to March 1, 2020 the following net capital losses of (amounts in thousands):

	Net Capital Losses (Gains)		Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
U.S. Government Money Market Fund	$—	$1,880	$—
U.S. Treasury Plus Money Market Fund	(343)	406	—
100% U.S. Treasury Securities Money Market Fund	36	56	—
California Municipal Money Market Fund	—	—	—	(a)

(a)	Amount rounds to less than one thousand.

During the year ended February 29, 2020, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
U.S. Government Money Market Fund	$83	$9
100% U.S. Treasury Securities Money Market Fund	118	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

As of August 31, 2020, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2020, were as follows (amounts in thousands, except number of days outstanding):

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$23,135	59	$62

Interest earned as a result of lending money to another fund for the six months ended August 31, 2020, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

As of August 31, 2020, the Funds had individual shareholder and/or omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	48.0%	—	—
Institutional Tax Free Money Market Fund	1	98.3	—	—
Securities Lending Money Market Fund	—	—	1	100.0%
Liquid Assets Money Market Fund	1	58.4	—	—
U.S. Government Money Market Fund	1	33.5	—	—
U.S. Treasury Plus Money Market Fund	1	25.7	1	14.0
Federal Money Market Fund	1	58.2	1	21.6
100% U.S. Treasury Securities Money Market Fund	1	36.7	1	10.3
Tax Free Money Market Fund	1	43.9	1	48.4
Municipal Money Market Fund	2	87.8	—	—
California Municipal Money Market Fund	2	87.6	—	—
New York Municipal Money Market Fund	2	93.3	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

The Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of a Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

170	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Subsequent Event

Subsequent to August 31, 2020, U.S. Treasury Plus Money Market Fund had net redemptions of approximately $9,437,115,000 which represented 26% of the Fund’s net assets as of August 31, 2020.

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	171

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2020, and continued to hold your shares at the end of the reporting period, August 31, 2020.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Class C
Actual	$1,000.00	$1,000.80	$3.48	0.69%
Hypothetical	1,000.00	1,021.73	3.52	0.69
Academy
Actual	1,000.00	1,003.20	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Agency
Actual	1,000.00	1,002.90	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,003.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,003.40	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,003.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,002.00	2.42	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48
Premier
Actual	1,000.00	1,002.00	2.17	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Reserve
Actual	1,000.00	1,001.30	3.28	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

172	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual	$1,000.00	$1,002.80	$1.31	0.26%
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,003.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,003.40	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual	1,000.00	1,003.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

JPMorgan Securities Lending Money Market Fund
Agency SL
Actual	1,000.00	1,003.70	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

JPMorgan Liquid Assets Money Market Fund
Class C
Actual	1,000.00	1,000.50	3.38	0.67
Hypothetical	1,000.00	1,021.83	3.41	0.67
Agency
Actual	1,000.00	1,002.60	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,003.00	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Institutional Class
Actual	1,000.00	1,002.80	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,001.50	2.42	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48
Morgan
Actual	1,000.00	1,001.20	2.72	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54
Premier
Actual	1,000.00	1,001.70	2.17	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Reserve
Actual	1,000.00	1,000.90	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59

JPMorgan U.S. Government Money Market Fund
Academy
Actual	1,000.00	1,001.20	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Agency
Actual	1,000.00	1,000.90	1.26	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25
Capital
Actual	1,000.00	1,001.20	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	173

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
E*Trade
Actual	$1,000.00	$1,000.20	$1.87	0.37%
Hypothetical	1,000.00	1,023.34	1.89	0.37
IM
Actual	1,000.00	1,001.50	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,001.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,000.50	1.66	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33
Morgan
Actual	1,000.00	1,000.40	1.76	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35
Premier
Actual	1,000.00	1,000.50	1.61	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32
Reserve
Actual	1,000.00	1,000.30	1.82	0.36
Hypothetical	1,000.00	1,023.39	1.84	0.36
Service
Actual	1,000.00	1,000.20	2.02	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan U.S. Treasury Plus Money Market Fund
Class C
Actual	1,000.00	1,000.20	1.97	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
Agency
Actual	1,000.00	1,000.90	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,001.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,001.50	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,001.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,000.40	1.76	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35
Morgan
Actual	1,000.00	1,000.30	1.92	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38
Premier
Actual	1,000.00	1,000.50	1.71	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Reserve
Actual	1,000.00	1,000.30	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

174	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Federal Money Market Fund
Agency
Actual	$1,000.00	$1,001.00	$1.26	0.25%
Hypothetical	1,000.00	1,023.95	1.28	0.25
Institutional Class
Actual	1,000.00	1,001.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,000.50	1.66	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33
Premier
Actual	1,000.00	1,000.70	1.61	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.90	1.26	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25
Capital
Actual	1,000.00	1,001.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,001.50	0.66	0.13
Hypothetical	1,000.00	1,024.55	0.66	0.13
Institutional Class
Actual	1,000.00	1,001.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,000.50	1.71	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Premier
Actual	1,000.00	1,000.60	1.66	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33
Reserve
Actual	1,000.00	1,000.40	1.82	0.36
Hypothetical	1,000.00	1,023.39	1.84	0.36

JPMorgan Tax Free Money Market Fund
Agency
Actual	1,000.00	1,002.60	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,002.80	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,001.90	1.87	0.37
Hypothetical	1,000.00	1,023.34	1.89	0.37
Premier
Actual	1,000.00	1,002.10	1.82	0.36
Hypothetical	1,000.00	1,023.39	1.84	0.36
Reserve
Actual	1,000.00	1,001.80	2.07	0.41
Hypothetical	1,000.00	1,023.14	2.09	0.41

AUGUST 31, 2020	J.P. MORGAN MONEY MARKET FUNDS	175

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Municipal Money Market Fund
Agency
Actual	$1,000.00	$1,003.00	$1.31	0.26%
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,003.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,002.00	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Premier
Actual	1,000.00	1,002.20	2.07	0.41
Hypothetical	1,000.00	1,023.14	2.09	0.41
Service
Actual	1,000.00	1,001.50	2.93	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58

JPMorgan California Municipal Money Market Fund
Agency
Actual	1,000.00	1,002.20	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Institutional Class
Actual	1,000.00	1,002.40	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,001.60	1.72	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Premier
Actual	1,000.00	1,001.80	1.67	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33
Service
Actual	1,000.00	1,001.10	2.52	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

JPMorgan New York Municipal Money Market Fund
Agency
Actual	1,000.00	1,002.70	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,002.90	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,002.00	2.02	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Premier
Actual	1,000.00	1,002.20	1.92	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38
Reserve
Actual	1,000.00	1,001.90	2.12	0.42
Hypothetical	1,000.00	1,023.09	2.14	0.42
Service
Actual	1,000.00	1,001.50	2.72	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

176	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2020, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2020.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent management consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the market volatility caused by the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase

Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from its inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with expense caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders

178	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Institutional Tax Free Money Market Fund, Federal Money Market Fund, Tax Free Money Market Fund, California Municipal Money Market Fund, New York Municipal Money Market Fund and Securities Lending Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2019, and in the second, first and second quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for the Morgan shares was in the third, fifth and fifth quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2019 respectively, and in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019, . The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the second, first and first quintiles based upon the Peer Group for the one-, three- and five- year periods ended December 31, 2019, respectively, and in the first quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Morgan shares was in the first quintile based on the Peer Group for each of the one-, three- and five-year periods ended December 31, 2019, and in the third quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2019, and in the second, second and first quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2019, and in the third quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Service shares was in the fifth quintile based upon both the Peer Group and Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the second, second and first quintiles based upon both the Peer Group and Universe for the one-, three- and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for the Morgan shares was in the second, second and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2019, respectively, and in the third quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Morgan shares was in the second, first and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2019, respectively, and in the third quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the fourth, third and fourth quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2019, respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Morgan shares was in the second, second and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2019, respectively, and in the fourth, third and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the third and first quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Morgan shares was in the second and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the California Municipal Money Market Fund’s performance for Morgan shares was in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for Service shares was in the fifth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and

180	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Morgan shares was in the first and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for the Service shares was in the fourth and fifth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the New York Municipal Money Market Fund’s performance for Morgan shares was in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for Service shares was in the fifth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the second and fourth quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for Institutional shares was in the second quintile based upon both the Peer Group and Universe, and the actual total expenses were in the third and second quintiles based upon the Peer Group and Universe,

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for the Service shares were in the second and fifth quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were both in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for the Morgan shares were in the first and second quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintiles based upon both the Peer Group and Universe, and that the actual total expenses were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the third and first quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee and the actual total expenses for the Institutional shares were both in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses for Morgan shares were in the second and first quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Service shares were in the second and fifth quintiles, respectively, based upon the Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Service shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the third and fourth quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that, based upon the Universe, the New York Municipal Money Market Fund’s net advisory fee and actual total expenses for Morgan shares were in the third and first quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for the Service shares were in the third and fifth quintiles, respectively, based upon the Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee and actual total expenses for the Agency SL shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

182	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2020

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. August 2020.	SAN-MMKT-820

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2020 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Floating Rate Income Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration Core Plus Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

OCTOBER 23, 2020 (Unaudited)

Dear Shareholders,

Even as the U.S. economy has endured a severe contraction since the start of the pandemic, financial markets have generally rebounded from lows seen in March 2020 amid unprecedented support from the Federal Reserve (the “Fed”) and investor optimism about efforts to contain the spread of COVID-19.

“Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.”

— Andrea L. Lisher

In response to an acute sell-off in financial markets in February and March 2020, the Fed unveiled an array of lending and asset purchasing programs designed to head off a liquidity crisis in credit markets and maintain the flow of credit to the public and private sectors. The Fed also slashed interest rates in March 2020, as jobless claims spiked to record highs, which helped to bolster equity markets. In the following months, financial market volatility subsided and asset prices generally began to rebound, though global oil prices remained at historically low levels amid a steep drop off in demand and slower economic activity. For the six months ended August 31, 2020, the S&P 500 Index returned 19.6% and the Bloomberg Barclays U.S. Aggregate Index returned 2.9%.

Our long-term view remains one of cautious optimism, but we recognize the near-term risks stemming from uncertainty surrounding additional fiscal support and efforts to contain COVID-19. The pace of economic activity looks set to slow into the end of the year as services remain under pressure, and additional stimulus may be required to keep the economy on track in 2021. That said, volatility in financial markets could begin to recede as the results of the November 3rd election provide clarity on the contours of the political landscape going forward. Throughout this tumultuous year, J.P. Morgan Asset Management has responded to unprecedented conditions by continuing to seek to provide our clients with effective investment solutions and dependable service.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

The reporting period began amid a steep sell-off in global financial markets as COVID-19 was declared a pandemic and economic activity was sharply curtailed. However, from April through the end of August 2020, financial markets largely rebounded amid unprecedented support from leading central banks and the efforts of national governments to both provide fiscal stimulus and limit the spread of the novel coronavirus.

Investor uncertainty about the impact of the global response to the pandemic led to a sharp decline in global asset prices in March 2020 and increased demand for U.S. Treasury bonds and sovereign debt from other developed market nations. A potential liquidity crisis in U.S. credit markets was headed off by the U.S. Federal Reserve, which slashed interest rates and unleashed an array of programs in mid-March designed to ensure the flow of credit in the private and public sectors. Globally, leading central banks also responded with lower interest rates and/or asset purchasing programs.

In the subsequent months, bond markets recovered somewhat and issuance of new bonds increased. Investment grade corporate debt and high yield debt (also known as “junk bonds”) rallied as investors sought higher yields amid falling interest rates and low yields on U.S. Treasury bonds. Mortgage-backed securities and other asset-backed securities underperformed other sectors of the U.S. bond market amid a sharp contraction in the U.S. economy and investor uncertainty over default rates.

Overall, higher quality bonds outperformed lower quality bonds within each sector of the market during the reporting period and bonds of shorter duration underperformed longer duration bonds. Generally, bonds of longer duration experience a larger increase in price when interest rates fall. For the six months ended August 31, 2020, the Bloomberg Barclays U.S. Aggregate Index returned 2.98% and the Bloomberg Barclays Multiverse Index returned 3.98%.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.47%
Bloomberg Barclays U.S. Aggregate Index	2.98%

Net Assets as of 8/31/2020 (In Thousands)	$34,779,701
Duration as of 8/31/2020	6.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight allocation to U.S. Treasury bonds was a leading detractor from performance. The Fund’s overweight allocation to non-agency mortgages and commercial mortgage-backed securities also detracted from relative performance.

The Fund’s longer overall duration and its overweight allocation to the 10-year portion of the yield curve were leading contributors to relative performance. Generally, bonds with longer duration experience a greater increase in price when interest rates fall, compared with shorter duration bonds. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s overweight allocation to agency mortgages and its security selection within mortgages, particularly in agency pass-through mortgages, also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. Relative to the Benchmark, at the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and agency mortgages.

PORTFOLIO COMPOSITION***
Corporate Bonds	26.7%
U.S. Treasury Obligations	20.6
Mortgage-Backed Securities	18.2
Asset-Backed Securities	9.3
Collateralized Mortgage Obligations	8.2
Commercial Mortgage-Backed Securities	7.0
Others (each less than 1.0%)	1.5
Short-Term Investments	8.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge**		(1.51)%	1.56%	3.19%	3.10%
Without Sales Charge		2.34	5.50	3.98	3.49
CLASS C SHARES	March 22, 1999
With CDSC***		1.10	3.91	3.33	2.84
Without CDSC		2.10	4.91	3.33	2.84
CLASS I SHARES	June 1, 1991	2.47	5.77	4.21	3.70
CLASS R2 SHARES	November 3, 2008	2.25	5.23	3.66	3.21
CLASS R3 SHARES	September 9, 2016	2.38	5.42	3.85	3.38
CLASS R4 SHARES	September 9, 2016	2.50	5.73	4.10	3.64
CLASS R5 SHARES	May 15, 2006	2.59	5.92	4.30	3.80
CLASS R6 SHARES	February 22, 2005	2.63	6.01	4.40	3.89

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund and the Bloomberg Barclays U.S. Aggregate Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.34%
Bloomberg Barclays U.S. Aggregate Index	2.98%

Net Assets as of 8/31/20 (In Thousands)	$14,783,625
Duration as of 8/31/20	5.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities were leading detractors from performance as those securities did not fully rebound from the sell-off in March 2020.

The Fund’s underweight allocation to investment grade debt was a leading contributor to relative performance as the sector did not fully rebound from the sell-off in March 2020.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employed a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund’s managers decreased the Fund’s overall duration to 5.76 years at August 31, 2020 from 5.95 years at February 29, 2020.

PORTFOLIO COMPOSITION***
Corporate Bonds	27.8%
Mortgage-Backed Securities	19.0
Asset-Backed Securities	16.2
U.S. Treasury Obligations	11.9
Commercial Mortgage-Backed Securities	10.6
Collateralized Mortgage Obligations	4.8
Others (each less than 1.0%)	2.0
Short-Term Investments	7.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge**		(1.65)%	1.19%	3.42%	3.81%
Without Sales Charge		2.19	5.07	4.21	4.21
CLASS C SHARES	May 30, 2000
With CDSC***		0.84	3.48	3.55	3.54
Without CDSC		1.84	4.48	3.55	3.54
CLASS I SHARES	March 5, 1993	2.34	5.38	4.49	4.40
CLASS L SHARES	June 19, 2009
CLASS R2 SHARES	November 3, 2008	1.99	4.65	3.79	3.80
CLASS R3 SHARES	September 9, 2016	2.12	4.93	4.04	4.05
CLASS R4 SHARES	September 9, 2016	2.25	5.19	4.29	4.30
CLASS R5 SHARES	September 9, 2016	2.33	5.34	4.47	4.39
CLASS R6 SHARES	February 22, 2005	2.38	5.45	4.60	4.58

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3, Class R4 and Class R5 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3, Class R4 and Class R5 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg Barclays U.S. Aggregate Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(1.31)%
Credit Suisse Leveraged Loan Index	(0.68)%
Bloomberg Barclays U.S. Aggregate Index	2.98%

Net Assets as of 8/31/20 (In Thousands)	$640,328

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Credit Suisse Leveraged Loan Index (the “Loan Index”) for the six months ended August 31, 2020.

While the Fund invests mostly in loan assignments, the Fund’s security selection in the financials sector and its underweight allocation to the technology sector bonds were leading detractors from performance relative to the Loan Index. The Fund’s security selection in unrated bonds and its allocations and security selection in bonds rated BBB to BB also detracted from relative performance.

The Fund’s overall security selection in the energy sector and its overweight allocation to the consumer non-cyclical sector were leading contributors to performance relative to the Loan Index. The Fund’s underweight allocation to bonds rated single-B and its out-of-Benchmark allocation to J.P. Morgan money market funds also contributed to relative performance.

Relative to the Bloomberg Barclays U.S. Aggregate Index, which does not hold loan assignments, the Fund’s allocation to loan assignments detracted from performance.

HOW WAS THE FUND POSITIONED?

Relative to the Loan Index during the six month reporting period, the Fund was overweight in securities and loan assignments rated BB and higher and was underweight in securities and loan assignments rated single B and CCC. The Fund’s portfolio managers generally upgraded the credit quality of the portfolio during the reporting period and gained exposure to higher quality loan assignments and bonds, mainly by investing in floating rate loan facilities issued by corporations and, to a lesser extent, in fixed rate short duration corporate debt securities.

PORTFOLIO COMPOSITION***
Loan Assignments	85.0%
Corporate Bonds	8.2
Others (each less than 1.0%)	1.5
Short-Term Investments	5.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	7

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 1, 2011
With Sales Charge**		(3.71)%	(3.31)%	1.71%	2.14%
Without Sales Charge		(1.44)	(1.07)	2.18	2.57
CLASS C SHARES	June 1, 2011
With CDSC***		(2.70)	(2.58)	1.65	2.06
Without CDSC		(1.70)	(1.58)	1.65	2.06
CLASS I SHARES	June 1, 2011	(1.31)	(0.82)	2.41	2.82
CLASS R6 SHARES	October 31, 2013	(1.27)	(0.73)	2.51	2.90

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/1/11 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 1, 2011.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Index from June 1, 2011 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the indices, if applicable. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.55%
Bloomberg Barclays U.S. Government Bond Index	3.38%

Net Assets as of 8/31/2020 (In Thousands)	$3,173,725
Duration as of 8/31/2020	5.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Government Bond Index (“Benchmark”).

Relative to the Benchmark, the Fund’s shorter overall duration was a leading detractor from performance. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates decline. The Fund’s overweight allocation to U.S. agency debentures, which underperformed U.S. Treasury securities of the same duration, also detracted from relative performance.

The Fund’s underweight allocation to bonds at the shorter end of the yield curve and its overweight allocation to the intermediate portion of the yield curve were leading contributors to relative performance. The Fund’s allocation to U.S. Treasury Inflation Protected Securities also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s managers aimed to keep the duration of the Fund within a range of 5.00 to 5.50 years. The portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	28.7%
Mortgage-Backed Securities	23.8
Collateralized Mortgage Obligations	23.8
Commercial Mortgage-Backed Securities	12.0
U.S. Government Agency Securities	4.8
Asset-Backed Securities	1.0
Short-Term Investments	5.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	9

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge**		(1.39)%	1.31%	2.51%	2.56%
Without Sales Charge		2.41	5.29	3.29	2.95
CLASS C SHARES	March 22, 1999
With CDSC***		1.13	3.59	2.63	2.24
Without CDSC		2.13	4.59	2.63	2.24
CLASS I SHARES	February 8, 1993	2.55	5.58	3.57	3.22
CLASS R2 SHARES	November 3, 2008	2.24	4.93	2.97	2.65
CLASS R3 SHARES	September 9, 2016	2.37	5.19	3.20	2.84
CLASS R4 SHARES	September 9, 2016	2.41	5.37	3.43	3.08
CLASS R6 SHARES	August 1, 2016	2.62	5.71	3.68	3.27

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3, Class R4 and Class R6 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. Prior performance of Class R3 and Class R4 Shares have been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund and the Bloomberg Barclays U.S. Government Bond Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(0.81)%
Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	3.04%

Net Assets as of 8/31/2020 (In Thousands)	$9,247,995
Duration as of 8/31/2020	2.6 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”).

During the reporting period, the Fund experienced significant inflows and held a substantial portion of the inflows in JPMorgan money market funds pending investment during a period of rapidly appreciating prices for high yield bonds.

Relative to the Benchmark, the Fund’s allocations to cash and JPMorgan money market funds were leading detractors from performance as high yield debt (also known as “junk bonds”) rallied following U.S. Federal Reserve actions in March 2020 designed to maintain liquidity and functioning in financial markets. The Fund’s underweight allocation to issuers that were newly downgraded to below investment grade (known as “fallen angels”) also detracted from relative performance as these securities generally rallied more sharply than the broader high yield market. The Fund’s security selection in the consumer noncyclical and technology sectors was a leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risks based on the portfolio managers’ analysis of favorable risk/reward opportunities, while continuing to build a core portfolio of improving below investment grade investments.

In response to the pandemic-related uncertainty in financial markets, the Fund’s portfolio managers sought to remain focused on sectors, including communications and health care, that are generally less responsive to economic cycles. Relative to the Benchmark, the Fund had underweight allocations to the energy sector and to bonds rated CCC and lower.

PORTFOLIO COMPOSITION***
Corporate Bonds	79.8%
Loan Assignments	6.0
Others (each less than 1.0%)	1.2
Short-Term Investments	13.0

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	11

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge**		(4.72)%	(3.63)%	3.50%	4.99%
Without Sales Charge		(0.94)	0.13	4.29	5.38
CLASS C SHARES	March 22, 1999
With CDSC***		(2.20)	(1.25)	3.77	4.81
Without CDSC		(1.20)	(0.25)	3.77	4.81
CLASS I SHARES	November 13, 1998	(0.81)	0.52	4.55	5.63
CLASS R2 SHARES	November 3, 2008	(1.12)	(0.23)	3.95	5.05
CLASS R3 SHARES	August 21, 2017	(0.98)	0.17	4.20	5.33
CLASS R4 SHARES	August 21, 2017	(0.86)	0.42	4.46	5.58
CLASS R5 SHARES	May 15, 2006	(0.79)	0.42	4.59	5.68
CLASS R6 SHARES	February 22, 2005	(0.73)	0.67	4.68	5.76

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R3 and Class R4 Shares prior to its inception are based on the performance of Class I Shares, the original class offered. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund and the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index from August 31, 2010 to August 31, 2020 . The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(2.10)%
Bloomberg Barclays U.S. Aggregate Index	2.98%

Net Assets as of 8/31/20 (In Thousands)	$6,490,091
Duration as of 8/31/20	2.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible in its ability to invest in a wide variety of debt securities and financial instruments of any maturity and is not managed to an index. This allows the Fund to shift its allocations based on changing market conditions. For the six months ended August 31, 2020, the Fund underperformed the Bloomberg Barclays U.S. Aggregate Index (the “Index”).

Relative to the Index, the Fund’s overweight allocations to asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities were leading detractors from performance as these securities sold off sharply in March 2020 and prices did not fully rebound in the following months. The Fund’s small allocation to high yield debt (also known as “junk bonds”), which were not held in the Index, also detracted from relative performance as the Fund was unable to fully benefit from the rally in high yield debt subsequent to the March 2020 sell-off.

The Fund’s credit hedges in high yield corporate bonds and emerging markets debt, achieved through positions in the Credit Default Swap Index and credit default swaps, were leading contributors to relative performance when those sectors of the market sold off in March 2020.

During the reporting period, the Fund’s Class I Shares distributed approximately $0.04 per share each month.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income.

The Fund’s managers sought to manage risk through exposure to debt markets that they believed had low correlations to each other. During the reporting period, the Fund’s managers increased their allocation to agency and non-agency mortgage-backed securities and commercial mortgage backed securities. The managers decreased the Fund’s exposure to high yield bonds and asset backed securities. The Fund’s overall duration decreased to 2.20 years at August 31, 2020 from 4.36 years at February 29, 2020.

PORTFOLIO COMPOSITION***
Corporate Bonds	31.5%
Commercial Mortgage-Backed Securities	23.4
Asset-Backed Securities	19.6
Collateralized Mortgage Obligations	19.2
Foreign Government Securities	2.3
Mortgage-Backed Securities	1.5
Others (each less than 1.0%)	1.0
Short-Term Investments	1.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	13

JPMorgan Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 2, 2014
With Sales Charge**		(5.83)%	(3.20)%	3.79%	3.25%
Without Sales Charge		(2.14)	0.62	4.59	3.89
CLASS C SHARES	June 2, 2014
With CDSC***		(3.42)	(0.94)	4.04	3.32
Without CDSC		(2.42)	0.06	4.04	3.32
CLASS I SHARES	June 2, 2014	(2.10)	0.88	4.86	4.13
CLASS R6 SHARES	June 2, 2014	(2.10)	0.79	4.88	4.16

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/2/14 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 2, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Income Fund and the Bloomberg Barclays U.S. Aggregate Index from June 2, 2014 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.56%
Bloomberg Barclays 1-10 Year U.S. TIPS Index	4.78%
Bloomberg Barclays U.S. Intermediate Aggregate Index	2.61%
Inflation Managed Bond Composite Benchmark[1]	3.55%

Net Assets as of 8/31/2020 (In Thousands)	$1,289,676
Duration as of 8/31/2020	3.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”), the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Inflation Managed Bond Composite Benchmark (the “Composite Benchmark”).

Relative to the Index, the Fund’s shorter duration was a leading detractor from performance as interest rates fell during the reporting period. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates decline. The Fund’s allocation to corporate credit securities, which are not held in the Index, also detracted from relative performance as corporate credit underperformed U.S. Treasury securities during the reporting period. Leading contributors to relative performance included the Fund’s allocation to high quality asset-backed securities, which outperformed lower rated securities, and its allocation to agency mortgage-backed securities, which benefitted from U.S. Federal Reserve (the “Fed”) purchases of those securities.

Relative to the Composite Benchmark, the Fund’s out-of-Benchmark allocations to non-agency mortgage-backed securities and commercial mortgage-backed securities detracted from performance as the Benchmark’s agency mortgage-backed securities benefitted from purchases by the Fed. The Fund’s allocations to asset-backed securities and agency mortgage-backed securities were leading contributors to performance relative to the Benchmark.

During the reporting period, the Fund’s inflation hedge, which included CPI-U swaps and TIPS, contributed to absolute performance.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds was used as the general basis for the Fund’s inflation swap positioning.

The Fund’s portfolio managers manage the duration of the inflation protection versus the duration of the underlying bonds to protect the portfolio from actual, realized inflation, as well as from the loss of value that results from an increase in inflation expectations. The inflation protection was actively managed using CPU-I swaps and TIPS. Generally, the swaps were structured so that a counterparty agrees to pay the cumulative percentage change in the U.S. Consumer Price Index for All Urban Consumers over the duration of the swap. In turn, the Fund pays a compounded fixed rate. U.S. Treasury TIPS adjust the principal of the underlying bond so that it increases with inflation as measured by the U.S. Consumer Price Index of All Urban Consumers and decreases with deflation. At maturity, a TIPS investor is paid either the adjusted or the original principal, whichever is greater.

PORTFOLIO COMPOSITION***
Corporate Bonds	33.1%
U.S. Treasury Obligations	20.7
Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	10.7
Asset-Backed Securities	10.4
Collateralized Mortgage Obligations	7.6
U.S. Government Agency Securities	1.0
Foreign Government Securities	0.4
Short-Term Investments	3.8

[1]

The Fund’s composite benchmark is determined by adding the performance return of the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5-year Zero Coupon Index.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	15

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 31, 2010
With Sales Charge**		(1.33)%	1.21%	2.04%	1.83%
Without Sales Charge		2.55	5.15	2.84	2.22
CLASS C SHARES	March 31, 2010
With CDSC***		1.08	3.35	2.15	1.55
Without CDSC		2.08	4.35	2.15	1.55
CLASS I SHARES	March 31, 2010	2.56	5.27	2.97	2.37
CLASS R5 SHARES	March 31, 2010	2.60	5.35	3.04	2.44
CLASS R6 SHARES	November 30, 2010	2.66	5.47	3.13	2.50

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Inflation Managed Bond Fund, the Bloomberg Barclays 1–10 Year U.S. TIPS Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Inflation Managed Bond Composite Benchmark from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–10 Year U.S. TIPS Index and the Bloomberg Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.84%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	1.71%

Net Assets as of 8/31/2020 (In Thousands)	$1,316,049
Duration as of 8/31/2020	1.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter overall duration was a leading detractor from performance as interest rates declined during the reporting period. Bonds of shorter duration generally experience a smaller increase in price compared with longer duration bonds when interest rates decline. The Fund’s out-of-Benchmark allocations to agency mortgages, non-agency mortgages, commercial mortgage-backed securities and asset-backed securities also detracted from relative performance.

The Fund’s allocation to short-dated corporate bonds and its zero allocation to U.S. Treasury bonds and agency bonds were leading contributors to relative performance. The Fund’s security selection in corporate bonds also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the six month period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. While the overall duration of the Benchmark increased as the U.S. government issued more long-dated Treasury bonds, which the Fund did not invest in, the Fund’s portfolio managers aimed to keep the duration of the Fund at 1.5 years. During the reporting period, the Fund’s overall duration increased to 1.74 years at August 31, 2020 from 1.61 years at February 29, 2020.

PORTFOLIO COMPOSITION***
Asset-Backed Securities	36.1%
Collateralized Mortgage Obligations	33.8
Corporate Bonds	9.2
Commercial Mortgage-Backed Securities	6.7
Mortgage-Backed Securities	6.6
Short-Term Investments	7.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	17

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge**		(1.52)%	(0.04)%	1.43%	2.11%
Without Sales Charge		0.71	2.23	1.89	2.34
CLASS C SHARES	November 1, 2001
With CDSC***		(0.63)	0.65	1.36	1.83
Without CDSC		0.37	1.65	1.36	1.83
CLASS I SHARES	February 2, 1993	0.84	2.48	2.14	2.60
CLASS R6 SHARES	February 22, 2005	0.84	2.59	2.33	2.80

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Limited Duration Bond Fund and the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays 1–3 Year U.S. Government/

Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.81%
Bloomberg Barclays U.S. MBS Index	1.95%

Net Assets as of 8/31/2020 (In Thousands)	$3,080,638
Duration as of 8/31/2020	2.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. MBS Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to non-agency commercial mortgage-backed securities and non-agency mortgage-backed securities were leading detractors from relative performance.

The Fund’s longer overall duration was a leading contributor to relative performance as interest rates fell during the period. Generally, bonds with longer duration will experience greater price appreciation compared with shorter duration bonds when interest rates decline. The Fund’s security selection in agency mortgage-backed securities, particularly its security selection in residential mortgage pass-through securities, also helped relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Mortgage-Backed Securities	58.0%
Collateralized Mortgage Obligations	17.8
Asset-Backed Securities	10.7
Commercial Mortgage-Backed Securities	7.2
U.S. Treasury Obligations	0.0	(a)
Short-Term Investments	6.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	19

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge**		(2.08)%	0.19%	2.61%	3.04%
Without Sales Charge		1.71	4.10	3.39	3.44
CLASS C SHARES	July 2, 2012
With CDSC***		0.44	2.46	2.86	2.93
Without CDSC		1.44	3.46	2.86	2.93
CLASS I SHARES	August 18, 2000	1.81	4.31	3.64	3.70
CLASS R6 SHARES	February 22, 2005	1.89	4.47	3.80	3.85

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Class I Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund and the Bloomberg Barclays U.S. MBS Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.32%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	1.71%

Net Assets as of 8/31/2020 (In Thousands)	$4,641,228
Duration as of 8/31/2020	1.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund’s Class I Shares outperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocation and security selection in corporate bonds were leading contributors to performance. The Fund’s underweight allocation to U.S. Treasury bonds and its out-of-Benchmark allocation to asset-backed securities also contributed to relative performance.

The Fund’s out-of-Benchmark allocations to agency mortgages, non-agency mortgages and commercial mortgage-backed securities were leading detractors from relative performance. The Fund’s shorter overall duration and its underweight allocation to the 3-year portion of the yield curve also detracted from relative performance. Bonds of shorter duration generally experience a smaller increase in price compared with longer duration bonds when interest rates decline. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund had an underweight position in U.S. Treasury bonds and held out-of-Benchmark allocations to mortgage-backed securities and asset-backed securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	32.9%
Asset-Backed Securities	20.2
Collateralized Mortgage Obligations	16.7
U.S. Treasury Obligations	15.5
Mortgage-Backed Securities	7.4
Commercial Mortgage-Backed Securities	1.3
Short-Term Investments	6.0

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	21

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(0.08)%	1.68%	1.44%	1.10%
Without Sales Charge		2.20	4.01	1.91	1.33
CLASS C SHARES	November 1, 2001
With CDSC***		0.93	2.55	1.39	0.82
Without CDSC		1.93	3.55	1.39	0.82
CLASS I SHARES	September 4, 1990	2.32	4.26	2.14	1.57
CLASS R6 SHARES	February 22, 2005	2.35	4.32	2.35	1.80

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/10 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund and the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index from August 31, 2010 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays 1–3 Year U.S. Government/

Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Short Duration Core Plus Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.85%
Bloomberg Barclays 1-5 Year Government/Credit Index	2.35%

Net Assets as of 8/31/2020 (In Thousands)	$4,190,919
Duration as of 8/31/2020	2.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Core Plus Fund (the “Fund”) seeks total return, consistent with preservation of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2020, the Fund underperformed the Bloomberg Barclays 1-5 Year Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocation to securitized debt, specifically in commercial mortgage-backed securities, was the leading detractor from performance.

The Fund’s allocation to investment grade corporate debt and its out-of-Benchmark allocation to high yield bonds (also known as “junk bonds”) were the leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund’s managers decreased the Fund’s overall duration to 2.50 years at August 31, 2020 from 2.64 years at February 29, 2020.

PORTFOLIO COMPOSITION***
Corporate Bonds	41.1%
Mortgage-Backed Securities	12.3
U.S. Treasury Obligations	9.4
Asset-Backed Securities	9.1
Collateralized Mortgage Obligations	8.7
Commercial Mortgage-Backed Securities	8.0
Foreign Government Securities	0.8
Short-Term Investments	10.6

(a)	Amount rounds to less than 0.1%
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2020. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	23

JPMorgan Short Duration Core Plus Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge**		(0.51)%	1.59%	3.51%	2.92%
Without Sales Charge		1.74	3.91	3.99	3.24
CLASS C SHARES	March 1, 2013
With CDSC***		0.51	2.31	3.46	2.71
Without CDSC		1.51	3.31	3.46	2.71
CLASS I SHARES	March 1, 2013	1.85	4.13	4.23	3.48
CLASS R6 SHARES	March 1, 2013	1.89	4.23	4.34	3.60

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 29, 2017 (the “Effective Date”), the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Core Plus Fund and the Bloomberg Barclays 1-5 Year Government/Credit Index from March 1, 2013 to August 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The

Bloomberg Barclays 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 27.9%

Aerospace & Defense — 0.6%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	3,267	3,415

Airbus SE (France)

3.15%, 4/10/2027 (a)	4,909	5,180

3.95%, 4/10/2047 (a)	1,046	1,186

BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	5,000	5,563

BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (a)	2,500	3,459

Boeing Co. (The)

4.51%, 5/1/2023	39,141	41,334

4.88%, 5/1/2025	9,325	10,144

5.15%, 5/1/2030	14,590	16,335

3.60%, 5/1/2034	5,076	4,929

5.71%, 5/1/2040	12,565	14,568

L3Harris Technologies, Inc.

3.83%, 4/27/2025	7,570	8,507

4.85%, 4/27/2035	1,918	2,536

Lockheed Martin Corp.

1.85%, 6/15/2030	5,280	5,469

4.50%, 5/15/2036	7,200	9,277

2.80%, 6/15/2050	5,055	5,324

Northrop Grumman Corp.

3.20%, 2/1/2027	5,364	6,051

3.25%, 1/15/2028	1,700	1,922

5.15%, 5/1/2040	13,000	17,574

Precision Castparts Corp. 3.25%, 6/15/2025	5,751	6,422

Raytheon Technologies Corp.

3.20%, 3/15/2024 (a)	2,992	3,234

6.70%, 8/1/2028	701	955

6.05%, 6/1/2036	4,095	5,814

4.50%, 6/1/2042	13,927	17,629

4.15%, 5/15/2045	4,246	5,117

3.75%, 11/1/2046	7,060	8,131

4.35%, 4/15/2047 (a)	4,020	4,981

4.63%, 11/16/2048	3,615	4,740

		219,796

Airlines — 0.0% (b)

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,739	3,500

Automobiles — 0.1%

BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (a)	5,568	5,803

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued

Daimler Finance North America LLC (Germany)

2.00%, 7/6/2021 (a)	1,250	1,264

3.35%, 2/22/2023 (a)	5,000	5,288

3.30%, 5/19/2025 (a)	1,200	1,310

Hyundai Capital America 3.00%, 3/18/2021 (a)	7,600	7,679

Kia Motors Corp. (South Korea) 2.63%, 4/21/2021 (a)	904	911

		22,255

Banks — 5.4%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	7,879	8,895

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	13,710	15,016

ANZ New Zealand Int’l Ltd. (New Zealand)

3.45%, 1/21/2028 (a)	2,000	2,281

2.55%, 2/13/2030 (a)	19,875	21,710

ASB Bank Ltd. (New Zealand)

3.75%, 6/14/2023 (a)	1,700	1,845

3.13%, 5/23/2024 (a)	13,905	15,052

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,834	2,074

Banco Santander SA (Spain)

3.13%, 2/23/2023	5,000	5,264

3.49%, 5/28/2030	6,600	7,232

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (c)	29,628	30,284

2.50%, 10/21/2022	6,212	6,359

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	6,248	6,468

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (c)	10,925	11,328

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	20,618	21,729

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	1,890	2,023

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	530	577

4.00%, 1/22/2025	18,371	20,583

Series L, 3.95%, 4/21/2025	8,782	9,879

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	1,840	1,998

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	5,215	5,733

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

4.45%, 3/3/2026	5,041	5,846

4.25%, 10/22/2026	6,055	7,005

3.25%, 10/21/2027	20,908	23,273

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	10,025	11,361

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	27,187	30,381

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	26,230	30,247

(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (c)	22,913	26,742

(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (c)	13,840	14,584

(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	84,117	85,562

Bank of Montreal (Canada)

Series E, 3.30%, 2/5/2024	8,700	9,490

(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	5,021	5,565

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	6,160	6,720

Bank of Nova Scotia (The) (Canada)

1.63%, 5/1/2023	52,010	53,544

4.50%, 12/16/2025	5,835	6,781

Barclays plc (United Kingdom)

3.65%, 3/16/2025	15,214	16,622

5.20%, 5/12/2026	3,000	3,410

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 6/24/2031 (c)	25,980	26,379

BNP Paribas SA (France)

3.50%, 3/1/2023 (a)	3,000	3,195

3.38%, 1/9/2025 (a)	6,025	6,587

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	7,920	8,259

(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	18,020	19,453

BNZ International Funding Ltd. (New Zealand)

2.65%, 11/3/2022 (a)	3,708	3,877

3.38%, 3/1/2023 (a)	4,500	4,805

Capital One Bank USA NA 3.38%, 2/15/2023	9,474	10,036

Citigroup, Inc.

2.75%, 4/25/2022	12,240	12,681

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	6,399	6,621

3.88%, 3/26/2025	3,077	3,419

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	6,470	7,038

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

4.40%, 6/10/2025	13,411	15,283

(SOFR + 2.75%), 3.11%, 4/8/2026 (c)	28,260	30,660

3.40%, 5/1/2026	6,100	6,844

4.30%, 11/20/2026	6,200	7,145

4.45%, 9/29/2027	1,491	1,731

6.63%, 1/15/2028	3,363	4,411

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	18,453	20,834

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	5,000	5,585

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	20,900	24,274

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	3,330	3,954

8.13%, 7/15/2039	1,424	2,504

5.30%, 5/6/2044	698	936

Citizens Bank NA 3.70%, 3/29/2023	9,645	10,367

Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,590	1,615

Comerica, Inc. 4.00%, 2/1/2029	8,910	10,275

Commonwealth Bank of Australia (Australia)

3.45%, 3/16/2023 (a)	8,740	9,391

4.50%, 12/9/2025 (a)	4,920	5,575

2.85%, 5/18/2026 (a)	7,040	7,770

3.74%, 9/12/2039 (a)	10,835	12,138

Cooperatieve Rabobank UA (Netherlands)

4.38%, 8/4/2025	7,101	8,097

3.75%, 7/21/2026	8,564	9,654

5.80%, 9/30/2110 (a)	3,139	5,077

Credit Agricole SA (France)

3.75%, 4/24/2023 (a)	3,800	4,102

4.38%, 3/17/2025 (a)	4,405	4,893

(SOFRINDX + 1.68%), 1.91%, 6/16/2026 (a) (c)	12,010	12,402

Credit Suisse Group Funding Guernsey Ltd. (Switzerland)

3.80%, 6/9/2023	8,035	8,678

3.75%, 3/26/2025	5,499	6,089

Danske Bank A/S (Denmark)

2.00%, 9/8/2021 (a)	4,287	4,355

2.70%, 3/2/2022 (a)	4,254	4,388

Discover Bank

3.35%, 2/6/2023	2,185	2,317

4.20%, 8/8/2023	5,100	5,614

4.25%, 3/13/2026	8,109	9,202

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Fifth Third Bancorp 3.65%, 1/25/2024	8,495	9,292

HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (a)	8,968	9,118

HSBC Holdings plc (United Kingdom)

4.00%, 3/30/2022	6,779	7,145

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (c)	8,997	9,442

4.25%, 3/14/2024	6,038	6,613

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	12,403	13,400

4.25%, 8/18/2025	4,932	5,459

(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	2,400	2,419

4.38%, 11/23/2026	3,162	3,587

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	9,677	10,876

(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	20,696

7.63%, 5/17/2032	8,416	11,662

6.10%, 1/14/2042	3,835	5,626

Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	7,001

ING Groep NV (Netherlands)

4.10%, 10/2/2023	16,700	18,433

3.95%, 3/29/2027	2,572	2,981

KeyBank NA 3.18%, 5/22/2022	4,225	4,411

KeyCorp 4.15%, 10/29/2025	4,755	5,493

Lloyds Banking Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	8,500	8,581

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	6,788	7,096

4.45%, 5/8/2025	6,285	7,208

4.58%, 12/10/2025	4,700	5,291

4.38%, 3/22/2028	6,745	7,984

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.00%, 2/22/2022	2,713	2,815

3.76%, 7/26/2023	17,550	19,120

2.53%, 9/13/2023	3,463	3,661

3.41%, 3/7/2024	13,065	14,235

2.19%, 2/25/2025	15,810	16,628

2.05%, 7/17/2030	23,420	23,781

3.75%, 7/18/2039	10,875	12,665

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	1,449	1,502

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	13,350	13,958

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

3.17%, 9/11/2027	4,000	4,437

(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c)	11,274	12,152

National Australia Bank Ltd. (Australia)

3.38%, 1/14/2026	13,717	15,530

2.33%, 8/21/2030 (a)	10,430	10,416

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	16,395	18,257

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	7,306	7,622

3.88%, 9/12/2023	6,150	6,673

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	11,990	12,414

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	2,780	3,032

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	5,845	6,425

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	4,475	4,788

(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	2,270	2,701

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	10,470	12,300

NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (a)	13,215	13,955

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	7,408	7,885

Regions Financial Corp.

2.75%, 8/14/2022	3,338	3,476

3.80%, 8/14/2023	5,226	5,699

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	5,585	6,613

Santander UK Group Holdings plc (United Kingdom)

3.57%, 1/10/2023	6,200	6,420

4.75%, 9/15/2025 (a)	6,200	6,863

Societe Generale SA (France)

3.88%, 3/28/2024 (a)	14,005	15,162

2.63%, 1/22/2025 (a)	23,000	24,065

4.25%, 4/14/2025 (a)	5,280	5,671

3.00%, 1/22/2030 (a)	28,435	29,871

SouthTrust Bank 7.69%, 5/15/2025	2,197	2,695

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (c)	10,305	10,721

5.20%, 1/26/2024 (a)	5,291	5,808

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	3,200	3,386

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	9,000	9,341

(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (a) (c)	8,180	9,244

(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	2,000	2,192

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.44%, 10/19/2021	3,620	3,703

2.85%, 1/11/2022	8,755	9,038

2.78%, 10/18/2022	4,110	4,304

3.10%, 1/17/2023	9,971	10,573

3.94%, 10/16/2023	14,575	16,070

4.44%, 4/2/2024 (a)	1,246	1,372

2.63%, 7/14/2026	6,102	6,629

3.01%, 10/19/2026	2,517	2,788

3.04%, 7/16/2029	18,710	20,466

Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	5,938	6,598

Toronto-Dominion Bank (The) (Canada)

3.25%, 3/11/2024	5,000	5,453

2.65%, 6/12/2024	10,135	10,898

Truist Bank 3.30%, 5/15/2026	7,380	8,322

Truist Financial Corp.

2.70%, 1/27/2022	3,062	3,156

4.00%, 5/1/2025	4,143	4,729

1.95%, 6/5/2030	12,200	12,576

United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (a)	5,275	5,357

US Bancorp

3.38%, 2/5/2024	3,430	3,750

7.50%, 6/1/2026	1,256	1,644

Series X, 3.15%, 4/27/2027	1,924	2,178

US Bank NA 2.80%, 1/27/2025	6,833	7,455

Wells Fargo & Co.

3.50%, 3/8/2022	8,071	8,440

3.07%, 1/24/2023	27,889	28,852

3.75%, 1/24/2024	9,465	10,340

3.30%, 9/9/2024	10,308	11,294

3.00%, 4/22/2026	10,654	11,683

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(SOFR + 2.00%), 2.19%, 4/30/2026 (c)	10,405	10,873

4.10%, 6/3/2026	5,921	6,706

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	23,245	25,446

4.30%, 7/22/2027	2,925	3,363

(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	24,960	26,379

5.38%, 11/2/2043	2,755	3,683

4.65%, 11/4/2044	11,097	13,483

4.40%, 6/14/2046	4,816	5,751

4.75%, 12/7/2046	5,184	6,537

Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	2,350

Westpac Banking Corp. (Australia)

2.85%, 5/13/2026	7,700	8,550

(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	5,855	6,669

		1,833,424

Beverages — 0.7%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	33,310	39,727

4.90%, 2/1/2046	20,399	25,087

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,718

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.38%, 4/15/2038	13,419	15,422

4.35%, 6/1/2040	16,250	18,878

4.44%, 10/6/2048	19,858	23,055

4.50%, 6/1/2050	20,990	25,403

4.75%, 4/15/2058	9,838	12,170

5.80%, 1/23/2059	605	860

4.60%, 6/1/2060	7,010	8,563

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	13,140	14,121

1.85%, 9/1/2032	11,205	11,199

Constellation Brands, Inc.

4.40%, 11/15/2025	4,444	5,184

5.25%, 11/15/2048	3,091	4,153

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	5,146

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	6,900	7,432

4.42%, 5/25/2025	2,714	3,158

3.43%, 6/15/2027	2,015	2,259

3.20%, 5/1/2030	13,500	15,145

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

4.99%, 5/25/2038	3,920	5,126

4.42%, 12/15/2046	3,746	4,680

5.09%, 5/25/2048	4,164	5,658

		254,144

Biotechnology — 0.5%

AbbVie, Inc.

3.38%, 9/15/2020 (a)	3,111	3,115

3.45%, 3/15/2022 (a)	5,743	5,969

2.80%, 3/15/2023 (a)	3,954	4,107

3.85%, 6/15/2024 (a)	3,041	3,355

3.20%, 11/21/2029 (a)	27,601	30,547

4.55%, 3/15/2035 (a)	3,881	4,843

4.50%, 5/14/2035	15,614	19,247

4.05%, 11/21/2039 (a)	16,908	19,720

4.63%, 10/1/2042 (a)	9,850	12,070

4.40%, 11/6/2042	12,902	15,527

4.75%, 3/15/2045 (a)	7,000	8,607

4.45%, 5/14/2046	2,145	2,586

4.25%, 11/21/2049 (a)	10,194	12,270

Amgen, Inc.

2.20%, 2/21/2027	9,240	9,778

3.15%, 2/21/2040	5,870	6,198

Baxalta, Inc.

3.60%, 6/23/2022	999	1,043

5.25%, 6/23/2045	327	451

Biogen, Inc.

2.25%, 5/1/2030	20,560	21,072

3.15%, 5/1/2050	8,490	8,592

		189,097

Building Products — 0.0% (b)

Johnson Controls International plc 3.75%, 12/1/2021	99	102

Masco Corp. 6.50%, 8/15/2032	10,095	12,691

		12,793

Capital Markets — 2.3%

Bank of New York Mellon Corp. (The)

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	17,875	18,528

2.20%, 8/16/2023	3,110	3,263

3.25%, 9/11/2024	3,800	4,193

2.80%, 5/4/2026	1,043	1,163

BlackRock, Inc. 1.90%, 1/28/2031	15,035	15,656

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	3,107	3,747

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	3,664	4,146

4.85%, 3/29/2029	5,160	6,146

4.70%, 9/20/2047	5,253	6,187

Charles Schwab Corp. (The)

3.23%, 9/1/2022	1,435	1,518

3.20%, 3/2/2027	5,710	6,402

3.20%, 1/25/2028	1,270	1,445

CME Group, Inc. 3.00%, 3/15/2025	5,537	6,067

Credit Suisse AG (Switzerland)

2.80%, 4/8/2022	23,855	24,783

3.63%, 9/9/2024	4,326	4,829

2.95%, 4/9/2025	9,460	10,392

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (a)	10,753	11,165

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	6,850	7,171

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	9,320	9,635

4.28%, 1/9/2028 (a)	12,016	13,672

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (c)	2,991	3,360

Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	5,276	5,457

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	13,886	14,347

3.30%, 11/16/2022	6,440	6,659

FMR LLC 6.45%, 11/15/2039 (a)	2,242	3,340

Goldman Sachs Group, Inc. (The)

3.00%, 4/26/2022	12,883	13,094

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	16,417	16,845

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	30,650	31,900

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	11,501	11,984

3.50%, 1/23/2025	5,018	5,510

3.75%, 5/22/2025	22,195	24,857

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	13,398	14,594

4.25%, 10/21/2025	10,573	12,036

3.50%, 11/16/2026	23,775	26,515

3.85%, 1/26/2027	18,677	21,267

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	13,876	15,723

6.75%, 10/1/2037	1,435	2,096

(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	16,126	19,747

4.75%, 10/21/2045	4,600	6,110

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	5,021	5,540

Invesco Finance plc

4.00%, 1/30/2024	3,914	4,288

3.75%, 1/15/2026	2,510	2,827

Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,478

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (a)	6,300	7,199

Macquarie Group Ltd. (Australia)

6.25%, 1/14/2021 (a)	9,649	9,858

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	10,050	11,017

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	22,700	27,136

Morgan Stanley

3.13%, 1/23/2023	10,000	10,603

3.75%, 2/25/2023	20,743	22,388

4.10%, 5/22/2023	9,880	10,741

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	16,852	18,208

3.70%, 10/23/2024	7,335	8,188

4.00%, 7/23/2025	21,227	24,290

5.00%, 11/24/2025	9,322	10,962

3.88%, 1/27/2026	10,005	11,485

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	18,815	19,792

3.13%, 7/27/2026	2,254	2,515

4.35%, 9/8/2026	1,640	1,915

3.63%, 1/20/2027	17,528	19,911

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	13,333	15,056

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	7,397	8,496

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	10,600	13,392

4.30%, 1/27/2045	7,560	9,860

Nomura Holdings, Inc. (Japan)

2.65%, 1/16/2025	11,898	12,542

2.68%, 7/16/2030	12,180	12,642

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Northern Trust Corp.

1.95%, 5/1/2030	28,900	30,201

(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	2,762	2,987

State Street Corp. 3.10%, 5/15/2023	3,191	3,411

UBS AG (Switzerland) 1.75%, 4/21/2022 (a)	11,860	12,102

UBS Group AG (Switzerland)

3.49%, 5/23/2023 (a)	7,735	8,112

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	2,156	2,243

4.13%, 9/24/2025 (a)	2,500	2,865

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	15,100	15,236

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	6,470	7,181

		805,216

Chemicals — 0.2%

Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	4,179	4,376

Albemarle Corp. 5.45%, 12/1/2044	3,800	4,093

Dow Chemical Co. (The) 4.55%, 11/30/2025	3,800	4,408

DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	15,854

Ecolab, Inc. 3.25%, 1/14/2023	3,636	3,853

International Flavors & Fragrances, Inc.

4.45%, 9/26/2028	3,786	4,371

5.00%, 9/26/2048	4,346	5,379

Nutrien Ltd. (Canada)

4.13%, 3/15/2035	6,522	7,540

5.25%, 1/15/2045	4,962	6,205

5.00%, 4/1/2049	4,150	5,407

Sherwin-Williams Co. (The) 3.13%, 6/1/2024	2,788	3,021

Union Carbide Corp.

7.50%, 6/1/2025	5,426	6,641

7.75%, 10/1/2096	5,919	7,939

		79,087

Commercial Services & Supplies — 0.1%

Ford Foundation (The)

Series 2020, 2.82%, 6/1/2070	4,000	4,199

Republic Services, Inc. 1.45%, 2/15/2031	14,940	14,720

		18,919

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Construction & Engineering — 0.0% (b)

Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (a)	1,048	900

Construction Materials — 0.0% (b)

CRH America, Inc. (Ireland)

3.88%, 5/18/2025 (a)	2,811	3,181

5.13%, 5/18/2045 (a)	6,052	7,219

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	6,457

		16,857

Consumer Finance — 0.8%

AerCap Ireland Capital DAC (Ireland)

5.00%, 10/1/2021	5,000	5,142

4.45%, 12/16/2021	19,683	20,061

3.95%, 2/1/2022	3,505	3,549

3.50%, 5/26/2022	3,050	3,067

3.30%, 1/23/2023	3,849	3,842

4.13%, 7/3/2023	17,040	17,302

4.50%, 9/15/2023	31,000	31,863

4.88%, 1/16/2024	7,135	7,356

3.50%, 1/15/2025	3,800	3,692

6.50%, 7/15/2025	6,070	6,602

4.45%, 10/1/2025	6,800	6,749

4.45%, 4/3/2026	7,660	7,721

American Express Co. 3.40%, 2/27/2023	4,100	4,388

American Honda Finance Corp.

2.90%, 2/16/2024	5,285	5,668

2.30%, 9/9/2026	1,185	1,268

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	1,245	1,205

5.13%, 10/1/2023 (a)	27,150	26,391

3.95%, 7/1/2024 (a)	12,115	11,192

2.88%, 2/15/2025 (a)	15,599	13,862

4.38%, 5/1/2026 (a)	5,010	4,614

Capital One Financial Corp.

3.75%, 4/24/2024	5,797	6,351

3.20%, 2/5/2025	6,093	6,637

4.20%, 10/29/2025	3,000	3,359

3.75%, 7/28/2026	7,424	8,141

Caterpillar Financial Services Corp.

3.25%, 12/1/2024	2,070	2,290

2.40%, 8/9/2026	5,040	5,472

HSBC Finance Corp. 7.63%, 5/17/2032	9,000	10,539

John Deere Capital Corp. 2.25%, 9/14/2026	10,305	11,185

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

Park Aerospace Holdings Ltd. (Ireland)

5.25%, 8/15/2022 (a)	15,152	15,042

4.50%, 3/15/2023 (a)	4,600	4,390

5.50%, 2/15/2024 (a)	12,568	12,390

		271,330

Containers & Packaging — 0.0% (b)

International Paper Co. 8.70%, 6/15/2038	2,650	4,049

WRKCo, Inc.

3.00%, 9/15/2024	920	993

3.75%, 3/15/2025	7,570	8,506

3.90%, 6/1/2028	2,870	3,273

		16,821

Diversified Consumer Services — 0.2%

Claremont Mckenna College

Series 2019, 3.38%, 1/1/2050	10,000	11,059

Emory University

Series 2020, 2.14%, 9/1/2030	17,710	18,619

Pepperdine University

Series 2020, 3.30%, 12/1/2059	9,620	10,318

President & Fellows of Harvard College 3.30%, 7/15/2056	8,351	10,206

University of Southern California

Series A, 3.23%, 10/1/2120	9,370	9,725

		59,927

Diversified Financial Services — 0.5%

Blackstone 3.65%, 7/14/2023 (a)	13,980	14,093

CK Hutchison International 16 Ltd. (United Kingdom)

1.88%, 10/3/2021 (a)	4,160	4,199

2.75%, 10/3/2026 (a)	6,500	6,998

CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	9,685	11,005

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	52,907	54,625

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	11,667	12,514

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	3,907	4,091

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

2.65%, 9/19/2022 (a)	4,255	4,384

3.56%, 2/28/2024 (a)	8,350	8,969

National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	2,585	2,777

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Financial Services — continued

ORIX Corp. (Japan)

2.90%, 7/18/2022	3,775	3,924

3.70%, 7/18/2027	4,000	4,505

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	10,700	11,157

Series KK, 3.55%, 1/15/2024	12,505	13,588

Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	11,156

Siemens Financieringsmaatschappij NV (Germany)

3.13%, 3/16/2024 (a)	3,440	3,741

2.35%, 10/15/2026 (a)	6,000	6,507

4.40%, 5/27/2045 (a)	3,421	4,511

3.30%, 9/15/2046 (a)	3,050	3,452

		186,196

Diversified Telecommunication Services — 1.0%

AT&T, Inc. 1.65%, 2/1/2028	14,000	14,189

4.30%, 2/15/2030	5,765	6,887

2.25%, 2/1/2032	26,520	26,880

4.50%, 5/15/2035	5,845	6,987

4.90%, 8/15/2037	1,999	2,460

6.00%, 8/15/2040	11,179	14,980

3.50%, 6/1/2041	35,836	37,942

5.38%, 10/15/2041	1,573	1,961

4.30%, 12/15/2042	3,861	4,381

3.10%, 2/1/2043	39,310	39,012

Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	11,377	12,583

Deutsche Telekom International Finance BV (Germany)

3.60%, 1/19/2027 (a)	4,724	5,285

4.88%, 3/6/2042 (a)	2,087	2,732

Qwest Corp. 6.75%, 12/1/2021	7,308	7,746

Telefonica Emisiones SA (Spain)

5.46%, 2/16/2021	2,025	2,070

4.67%, 3/6/2038	5,130	6,021

Verizon Communications, Inc.

2.63%, 8/15/2026	1,771	1,949

4.13%, 3/16/2027	6,080	7,173

4.33%, 9/21/2028	11,983	14,516

3.88%, 2/8/2029	2,840	3,360

4.02%, 12/3/2029	8,193	9,831

3.15%, 3/22/2030	5,000	5,651

4.50%, 8/10/2033	12,088	15,327

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

4.40%, 11/1/2034	27,768	34,651

4.27%, 1/15/2036	14,663	17,928

5.25%, 3/16/2037	2,773	3,754

4.86%, 8/21/2046	16,339	21,934

4.67%, 3/15/2055	6,685	9,080

		337,270

Electric Utilities — 1.5%

AEP Transmission Co. LLC

3.80%, 6/15/2049	3,615	4,329

3.15%, 9/15/2049	2,680	2,870

Alabama Power Co.

6.13%, 5/15/2038	1,904	2,767

6.00%, 3/1/2039	769	1,118

4.10%, 1/15/2042	923	1,082

Appalachian Power Co.

Series P, 6.70%, 8/15/2037	3,740	5,251

Series Y, 4.50%, 3/1/2049	3,395	4,185

Arizona Public Service Co. 5.05%, 9/1/2041	3,036	3,997

Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (a)	1,500	1,716

Baltimore Gas and Electric Co.

2.80%, 8/15/2022	4,419	4,591

3.50%, 8/15/2046	3,755	4,329

3.20%, 9/15/2049	8,020	8,688

2.90%, 6/15/2050	7,770	7,992

CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	1,331

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	10,625	11,661

Cleveland Electric Illuminating Co. (The)

3.50%, 4/1/2028 (a)	3,890	4,237

5.95%, 12/15/2036	840	1,076

Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (a)	4,791	4,894

Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	4,253

DTE Electric Co. 2.65%, 6/15/2022	1,687	1,744

Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,566

Duke Energy Corp.

3.55%, 9/15/2021	2,660	2,726

2.65%, 9/1/2026	1,382	1,509

3.40%, 6/15/2029	3,657	4,136

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Duke Energy Indiana LLC

3.75%, 5/15/2046	4,500	5,294

Series YYY, 3.25%, 10/1/2049	6,895	7,698

Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	3,847

Duke Energy Progress LLC

4.10%, 5/15/2042	1,886	2,337

4.10%, 3/15/2043	1,569	1,907

4.15%, 12/1/2044	2,258	2,816

3.70%, 10/15/2046	1,616	1,919

Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	8,002	8,580

Edison International

5.75%, 6/15/2027	6,000	6,819

4.13%, 3/15/2028	14,875	15,524

Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	11,828

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (a)	3,310	3,834

3.63%, 5/25/2027 (a)	4,590	5,110

3.50%, 4/6/2028 (a)	4,500	5,002

6.00%, 10/7/2039 (a)	897	1,196

Entergy Arkansas LLC 3.50%, 4/1/2026	2,631	3,001

Entergy Corp. 2.95%, 9/1/2026	2,469	2,744

Entergy Louisiana LLC

2.40%, 10/1/2026	4,979	5,430

3.25%, 4/1/2028	1,551	1,741

3.05%, 6/1/2031	4,606	5,256

4.00%, 3/15/2033	3,430	4,305

Evergy Metro, Inc.

3.15%, 3/15/2023	3,255	3,449

5.30%, 10/1/2041	8,968	12,129

Evergy, Inc. 2.90%, 9/15/2029	14,800	16,006

Exelon Corp.

3.50%, 6/1/2022 (d)	5,000	5,235

3.40%, 4/15/2026	1,177	1,328

FirstEnergy Corp.

Series C, 4.85%, 7/15/2047	2,015	2,473

Series C, 3.40%, 3/1/2050	22,080	22,187

FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	830	959

Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	13,532

Hydro-Quebec (Canada)

9.40%, 2/1/2021	1,614	1,673

Series HY, 8.40%, 1/15/2022	7,174	7,939

Series IO, 8.05%, 7/7/2024	2,642	3,364

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Indiana Michigan Power Co.

Series J, 3.20%, 3/15/2023	8,609	9,097

ITC Holdings Corp.

2.70%, 11/15/2022	900	940

2.95%, 5/14/2030 (a)	6,820	7,400

Jersey Central Power & Light Co.

4.30%, 1/15/2026 (a)	6,154	7,163

6.15%, 6/1/2037	1,740	2,292

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,686	4,683

Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (a)	2,906	2,931

Louisville Gas & Electric Co.

Series 25, 3.30%, 10/1/2025	2,759	3,070

Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	4,957	5,928

Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	4,530	5,131

Nevada Power Co.

Series N, 6.65%, 4/1/2036	700	1,031

5.38%, 9/15/2040	1,287	1,715

5.45%, 5/15/2041	3,354	4,483

New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	3,024	3,540

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,582

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	3,051	3,348

Ohio Edison Co. 6.88%, 7/15/2036	780	1,107

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,408

Pacific Gas and Electric Co.

1.75%, 6/16/2022	35,970	36,094

4.45%, 4/15/2042	3,200	3,307

4.00%, 12/1/2046	5,000	4,773

3.95%, 12/1/2047	5,000	4,699

PacifiCorp

3.60%, 4/1/2024	2,765	3,039

4.15%, 2/15/2050	2,300	2,902

PECO Energy Co.

2.38%, 9/15/2022	5,022	5,205

2.80%, 6/15/2050	6,430	6,757

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	1,570	1,704

Pepco Holdings LLC 7.45%, 8/15/2032	3,507	5,004

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,796

PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	2,506

PPL Electric Utilities Corp.

2.50%, 9/1/2022	1,543	1,594

3.00%, 10/1/2049	10,000	10,752

Progress Energy, Inc.

4.40%, 1/15/2021	3,388	3,405

3.15%, 4/1/2022	3,380	3,504

7.00%, 10/30/2031	2,600	3,701

Public Service Co. of Colorado 3.55%, 6/15/2046	1,175	1,319

Public Service Co. of Oklahoma

4.40%, 2/1/2021	1,761	1,789

Series G, 6.63%, 11/15/2037	3,901	5,635

Public Service Electric and Gas Co.

3.00%, 5/15/2025	6,334	6,995

5.38%, 11/1/2039	1,021	1,436

Southern California Edison Co.

3.88%, 6/1/2021	886	902

1.85%, 2/1/2022	526	525

Series C, 3.50%, 10/1/2023	2,854	3,071

Series B, 3.65%, 3/1/2028	4,300	4,823

6.00%, 1/15/2034	895	1,209

6.05%, 3/15/2039	2,197	2,898

3.90%, 12/1/2041	3,408	3,576

Series C, 4.13%, 3/1/2048	1,800	1,990

Southern Co. (The)

3.25%, 7/1/2026	3,108	3,487

Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	3,417

State Grid Overseas Investment 2016 Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,144

Three Gorges Finance I Cayman Islands Ltd. (China) 3.15%, 6/2/2026 (a)	2,482	2,706

Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	8,104

Union Electric Co.

2.95%, 6/15/2027	2,862	3,169

4.00%, 4/1/2048	1,600	1,999

Virginia Electric & Power Co.

3.45%, 2/15/2024	1,280	1,390

Series A, 6.00%, 5/15/2037	2,100	2,994

Xcel Energy, Inc. 4.80%, 9/15/2041	829	1,052

		523,731

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electrical Equipment — 0.0% (b)

Eaton Corp.

7.63%, 4/1/2024	1,794	2,131

4.00%, 11/2/2032	1,247	1,501

		3,632

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	1,595	1,708

3.25%, 9/8/2024	3,162	3,399

3.88%, 1/12/2028	3,541	3,871

Corning, Inc. 5.35%, 11/15/2048	6,270	8,415

		17,393

Energy Equipment & Services — 0.1%

Baker Hughes a GE Co. LLC 4.49%, 5/1/2030	10,000	11,706

Baker Hughes Holdings LLC 5.13%, 9/15/2040	3,910	4,745

Halliburton Co.

3.80%, 11/15/2025	177	194

4.85%, 11/15/2035	3,583	3,984

4.75%, 8/1/2043	2,375	2,467

7.60%, 8/15/2096 (a)	2,242	2,411

Schlumberger Holdings Corp.

3.75%, 5/1/2024 (a)	3,461	3,767

4.00%, 12/21/2025 (a)	48	53

3.90%, 5/17/2028 (a)	7,052	7,700

Schlumberger Investment SA 2.65%, 6/26/2030	14,600	14,912

		51,939

Entertainment — 0.1%

NBCUniversal Media LLC 5.95%, 4/1/2041	4,575	6,811

TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	1,190	1,224

Walt Disney Co. (The)

8.88%, 4/26/2023	942	1,140

9.50%, 7/15/2024	1,525	1,990

7.30%, 4/30/2028	3,946	5,470

7.63%, 11/30/2028	2,690	3,864

		20,499

Equity Real Estate Investment Trusts (REITs) — 1.2%

Alexandria Real Estate Equities, Inc.

3.80%, 4/15/2026	2,199	2,513

1.88%, 2/1/2033	12,120	11,981

4.00%, 2/1/2050	9,430	11,448

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

American Campus Communities Operating Partnership LP

2.85%, 2/1/2030	15,779	15,750

3.88%, 1/30/2031	7,970	8,656

American Tower Corp.

5.00%, 2/15/2024	4,305	4,909

3.38%, 10/15/2026	4,378	4,924

2.90%, 1/15/2030	12,600	13,695

2.10%, 6/15/2030	8,940	9,124

3.70%, 10/15/2049	9,970	11,209

American Tower Trust #1

3.07%, 3/15/2023 (a)	6,220	6,364

Boston Properties LP

3.13%, 9/1/2023	3,155	3,351

3.20%, 1/15/2025	4,331	4,707

3.65%, 2/1/2026	3,157	3,524

Brixmor Operating Partnership LP

3.65%, 6/15/2024	2,740	2,884

3.85%, 2/1/2025	6,613	7,011

Crown Castle International Corp.

5.25%, 1/15/2023	2,900	3,215

4.00%, 3/1/2027	2,066	2,374

3.25%, 1/15/2051	4,000	4,130

Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,862

Duke Realty LP 3.25%, 6/30/2026	1,814	1,999

Essex Portfolio LP 1.65%, 1/15/2031	8,950	8,684

GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	7,843	8,226

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	5,157	5,623

Healthcare Trust of America Holdings LP

3.75%, 7/1/2027	2,080	2,267

3.10%, 2/15/2030	9,814	10,361

Healthpeak Properties, Inc.

4.20%, 3/1/2024	1,349	1,489

3.88%, 8/15/2024	14,719	16,407

3.40%, 2/1/2025	2,651	2,922

Kimco Realty Corp. 2.70%, 10/1/2030	11,080	11,333

LifeStorage LP 3.50%, 7/1/2026	8,937	9,784

Mid-America Apartments LP

4.00%, 11/15/2025	8,830	10,032

1.70%, 2/15/2031	5,500	5,406

National Retail Properties, Inc.

4.00%, 11/15/2025	5,043	5,639

3.60%, 12/15/2026	5,527	5,990

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Office Properties Income Trust

4.00%, 7/15/2022	7,083	7,107

4.25%, 5/15/2024	11,000	11,136

Prologis LP

3.25%, 10/1/2026	3,830	4,341

1.25%, 10/15/2030	6,790	6,627

Realty Income Corp.

3.88%, 4/15/2025	6,245	7,069

3.00%, 1/15/2027	2,243	2,424

3.25%, 1/15/2031	4,000	4,445

4.65%, 3/15/2047	3,757	4,874

Regency Centers LP

4.13%, 3/15/2028	1,755	1,955

2.95%, 9/15/2029	10,600	10,922

Scentre Group Trust 1 (Australia)

3.50%, 2/12/2025 (a)	9,910	10,480

3.25%, 10/28/2025 (a)	5,595	5,863

Simon Property Group LP 3.25%, 9/13/2049	12,865	12,032

SITE Centers Corp. 4.70%, 6/1/2027	4,651	4,898

UDR, Inc.

2.95%, 9/1/2026	3,831	4,137

3.50%, 1/15/2028	1,354	1,508

3.00%, 8/15/2031	4,750	5,209

2.10%, 8/1/2032	5,520	5,535

3.10%, 11/1/2034	6,440	6,954

Ventas Realty LP

3.75%, 5/1/2024	4,032	4,317

3.50%, 2/1/2025	1,929	2,078

4.13%, 1/15/2026	2,746	3,082

3.85%, 4/1/2027	4,308	4,648

Vornado Realty LP 3.50%, 1/15/2025	4,810	4,993

Welltower, Inc.

2.70%, 2/15/2027	5,199	5,528

3.10%, 1/15/2030	2,920	3,068

6.50%, 3/15/2041	5,460	7,106

4.95%, 9/1/2048	5,000	6,020

WP Carey, Inc.

4.00%, 2/1/2025	5,300	5,784

4.25%, 10/1/2026	4,970	5,599

		410,532

Food & Staples Retailing — 0.2%

Alimentation Couche-Tard, Inc. (Canada)

2.95%, 1/25/2030 (a)	7,435	7,996

3.80%, 1/25/2050 (a)	13,030	14,016

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food & Staples Retailing — continued

CVS Pass-Through Trust

7.51%, 1/10/2032 (a)	5,116	6,376

5.93%, 1/10/2034 (a)	4,874	5,569

Series 2013, 4.70%, 1/10/2036 (a)	9,493	10,122

Series 2014, 4.16%, 8/11/2036 (a)	1,244	1,311

Kroger Co. (The)

5.40%, 7/15/2040	829	1,067

5.00%, 4/15/2042	9,000	11,414

3.95%, 1/15/2050	11,000	12,798

		70,669

Food Products — 0.3%

Bunge Ltd. Finance Corp.

3.50%, 11/24/2020	1,281	1,288

1.63%, 8/17/2025	7,880	7,924

Campbell Soup Co. 3.13%, 4/24/2050	4,828	4,855

Cargill, Inc.

3.30%, 3/1/2022 (a)	6,950	7,194

3.25%, 3/1/2023 (a)	1,990	2,123

Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	4,398

General Mills, Inc.

4.00%, 4/17/2025	6,475	7,368

4.55%, 4/17/2038	1,970	2,541

Kellogg Co. 2.10%, 6/1/2030	9,730	10,006

Mars, Inc.

1.63%, 7/16/2032 (a)	8,000	7,938

2.38%, 7/16/2040 (a)	17,060	16,664

Mead Johnson Nutrition Co. (United Kingdom)

4.13%, 11/15/2025	993	1,154

4.60%, 6/1/2044	955	1,253

Mondelez International, Inc.

1.50%, 5/4/2025	5,650	5,849

2.75%, 4/13/2030	9,774	10,687

Tyson Foods, Inc.

4.88%, 8/15/2034	5,000	6,552

5.15%, 8/15/2044	3,000	3,911

4.55%, 6/2/2047	6,550	8,218

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,576

		114,499

Gas Utilities — 0.2%

Atmos Energy Corp.

4.15%, 1/15/2043	7,215	8,877

4.13%, 10/15/2044	1,750	2,167

4.13%, 3/15/2049	6,000	7,445

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — continued

Boston Gas Co. 4.49%, 2/15/2042 (a)	2,201	2,738

Brooklyn Union Gas Co. (The)

3.87%, 3/4/2029 (a)	5,620	6,552

4.27%, 3/15/2048 (a)	6,500	8,181

CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,372	1,379

Dominion Energy Gas Holdings LLC

2.80%, 11/15/2020	2,214	2,220

Series C, 3.90%, 11/15/2049	4,476	5,141

KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	4,242	4,627

Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (a)	4,862	4,918

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,955

Southern California Gas Co.

Series XX, 2.55%, 2/1/2030	7,148	7,789

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	2,103	3,001

4.80%, 3/15/2047 (a)	2,649	2,899

Southwest Gas Corp. 3.80%, 9/29/2046	3,595	3,933

		73,822

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories 1.40%, 6/30/2030	10,840	10,968

Becton Dickinson and Co.

3.73%, 12/15/2024	710	788

4.67%, 6/6/2047	6,000	7,536

Boston Scientific Corp.

3.75%, 3/1/2026	8,425	9,654

4.55%, 3/1/2039	10,225	12,746

4.70%, 3/1/2049	4,695	6,241

Covidien International Finance SA 2.95%, 6/15/2023	1,826	1,942

DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	7,927

3.40%, 11/15/2049	3,315	3,861

Medtronic, Inc. 4.63%, 3/15/2045	1,636	2,246

Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,886

		66,795

Health Care Providers & Services — 1.3%

Advocate Health & Hospitals Corp.

Series 2020, 2.21%, 6/15/2030	9,700	10,001

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

Aetna, Inc.

6.75%, 12/15/2037	2,959	4,265

4.50%, 5/15/2042	1,777	2,116

Anthem, Inc.

3.13%, 5/15/2022	4,004	4,185

3.30%, 1/15/2023	2,354	2,507

4.10%, 3/1/2028	5,485	6,416

4.63%, 5/15/2042	3,477	4,381

4.65%, 1/15/2043	3,394	4,305

4.65%, 8/15/2044	4,149	5,283

4.55%, 3/1/2048	6,775	8,698

BayCare Health System, Inc.

Series 2020, 3.83%, 11/15/2050	9,475	11,757

Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	17,950	20,301

Children’s National Medical Center

Series 2020, 2.93%, 7/15/2050	11,530	11,315

Cigna Corp. 4.80%, 7/15/2046	1,904	2,438

CommonSpirit Health 4.19%, 10/1/2049	5,540	5,916

Cottage Health Obligated Group

Series 2020, 3.30%, 11/1/2049	10,450	11,379

CVS Health Corp.

4.30%, 3/25/2028	9,692	11,410

3.25%, 8/15/2029	13,755	15,258

4.88%, 7/20/2035	3,500	4,454

2.70%, 8/21/2040	7,500	7,303

5.05%, 3/25/2048	23,852	30,963

Hackensack Meridian Health, Inc.

Series 2020, 2.88%, 9/1/2050	11,100	11,037

Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	22,223

HCA, Inc.

5.25%, 6/15/2026	11,400	13,453

5.13%, 6/15/2039	4,805	5,951

5.50%, 6/15/2047	9,870	12,475

Laboratory Corp. of America Holdings 3.20%, 2/1/2022	3,409	3,538

Mayo Clinic

Series 2016, 4.13%, 11/15/2052	2,975	3,873

MedStar Health, Inc.

Series 20A, 3.63%, 8/15/2049	7,365	7,917

Memorial Health Services 3.45%, 11/1/2049	25,595	26,795

Memorial Sloan-Kettering Cancer Center

Series 2015, 4.20%, 7/1/2055	3,335	4,514

Mount Sinai Hospitals Group, Inc.

Series 2017, 3.98%, 7/1/2048	2,747	3,143

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

MultiCare Health System 2.80%, 8/15/2050	7,935	7,962

NYU Langone Hospitals

Series 2020, 3.38%, 7/1/2055	9,170	9,463

Partners Healthcare System, Inc.

Series 2020, 3.34%, 7/1/2060	36,282	39,401

Providence St Joseph Health Obligated Group

Series H, 2.75%, 10/1/2026	2,942	3,173

Quest Diagnostics, Inc.

3.45%, 6/1/2026	1,684	1,910

2.80%, 6/30/2031	7,025	7,587

Rush Obligated Group

Series 2020, 3.92%, 11/15/2029	17,950	20,928

Texas Health Resources

2.33%, 11/15/2050	6,717	6,251

4.33%, 11/15/2055	4,275	5,831

Trinity Health Corp.

Series 2019, 3.43%, 12/1/2048	20,450	21,636

UnitedHealth Group, Inc.

4.63%, 7/15/2035	6,229	8,221

3.50%, 8/15/2039	8,210	9,513

2.75%, 5/15/2040	4,800	5,063

3.13%, 5/15/2060	5,000	5,442

		451,951

Hotels, Restaurants & Leisure — 0.1%

McDonald’s Corp.

4.70%, 12/9/2035	6,540	8,284

4.45%, 3/1/2047	3,210	3,983

Starbucks Corp. 2.55%, 11/15/2030	12,380	13,119

		25,386

Household Products — 0.0% (b)

Kimberly-Clark Corp. 2.75%, 2/15/2026	2,842	3,134

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	9,000	9,299

		12,433

Independent Power and Renewable Electricity Producers — 0.1%

Exelon Generation Co. LLC

3.40%, 3/15/2022	7,048	7,337

4.25%, 6/15/2022	2,730	2,892

3.25%, 6/1/2025	11,035	12,161

6.25%, 10/1/2039	1,985	2,442

5.75%, 10/1/2041	1,665	1,949

PSEG Power LLC 4.15%, 9/15/2021	2,879	2,961

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Independent Power and Renewable Electricity Producers — continued

Southern Power Co. 5.15%, 9/15/2041	7,079	8,160

Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,736

		41,638

Industrial Conglomerates — 0.2%

General Electric Co.

5.55%, 1/5/2026	10,701	12,399

3.45%, 5/1/2027	7,480	7,941

3.63%, 5/1/2030	13,445	13,842

5.88%, 1/14/2038	720	831

Roper Technologies, Inc.

3.00%, 12/15/2020	1,261	1,268

1.40%, 9/15/2027	14,890	15,107

2.00%, 6/30/2030	9,380	9,595

		60,983

Insurance — 1.0%

AIA Group Ltd. (Hong Kong)

3.90%, 4/6/2028 (a)	7,190	8,165

3.60%, 4/9/2029 (a)	5,835	6,581

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	8,295	12,578

American Financial Group, Inc. 3.50%, 8/15/2026	8,175	8,809

American International Group, Inc.

3.88%, 1/15/2035	3,407	3,968

4.70%, 7/10/2035	7,065	8,847

4.38%, 1/15/2055	6,799	7,954

Assurant, Inc. 4.20%, 9/27/2023	8,065	8,656

Athene Global Funding

2.75%, 6/25/2024 (a)	19,000	19,979

2.95%, 11/12/2026 (a)	37,440	39,435

Berkshire Hathaway Finance Corp.

4.40%, 5/15/2042	13,241	17,165

4.30%, 5/15/2043	2,795	3,599

4.25%, 1/15/2049	8,780	11,350

CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,907

Dai-ichi Life Insurance Co. Ltd. (The) (Japan)

(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (e) (f)	9,929	10,823

Guardian Life Insurance Co. of America (The)

3.70%, 1/22/2070 (a)	6,450	6,931

4.85%, 1/24/2077 (a)	1,663	2,206

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	8,665

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Intact US Holdings, Inc. 4.60%, 11/9/2022	8,660	9,110

Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	4,774	5,242

John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	1,000	1,179

Liberty Mutual Group, Inc.

4.57%, 2/1/2029 (a)	3,049	3,681

3.95%, 10/15/2050 (a)	6,000	6,692

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	1,350	1,706

Lincoln National Corp.

4.20%, 3/15/2022	3,761	3,975

4.00%, 9/1/2023	2,753	3,010

Manulife Financial Corp. (Canada)

(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	11,200	11,955

MassMutual Global Funding II 2.50%, 10/17/2022 (a)	3,346	3,496

MetLife, Inc.

4.13%, 8/13/2042	2,027	2,475

4.88%, 11/13/2043	2,000	2,682

Metropolitan Life Global Funding I 3.88%, 4/11/2022 (a)	12,858	13,587

New York Life Global Funding 3.00%, 1/10/2028 (a)	4,854	5,439

New York Life Insurance Co.

3.75%, 5/15/2050 (a)	9,600	10,871

4.45%, 5/15/2069 (a)	11,250	13,983

Pacific Life Insurance Co.

(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	3,766	3,963

Principal Financial Group, Inc. 3.13%, 5/15/2023	794	845

Principal Life Global Funding II 2.38%, 11/21/2021 (a)	1,200	1,229

Progressive Corp. (The)

Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (e) (f)	5,240	5,292

Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	10,453

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	10,349	13,644

Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	2,595	2,800

Swiss Re Finance Luxembourg SA (Switzerland)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	7,600	8,683

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

Teachers Insurance & Annuity Association of America

4.90%, 9/15/2044 (a)	3,653	4,589

4.27%, 5/15/2047 (a)	5,480	6,472

		345,671

Interactive Media & Services — 0.1%

Alphabet, Inc.

2.05%, 8/15/2050	19,930	18,859

2.25%, 8/15/2060	12,980	12,328

		31,187

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc.

3.88%, 8/22/2037	9,440	11,793

2.50%, 6/3/2050	6,660	6,699

Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	2,022

		20,514

IT Services — 0.3%

DXC Technology Co. 4.25%, 4/15/2024	3,566	3,877

Fiserv, Inc.

3.20%, 7/1/2026	6,035	6,765

4.40%, 7/1/2049	5,835	7,356

IBM Credit LLC 3.00%, 2/6/2023	10,400	11,079

International Business Machines Corp.

3.30%, 5/15/2026	24,860	28,220

1.70%, 5/15/2027	23,810	24,641

2.85%, 5/15/2040	13,650	14,445

Western Union Co. (The) 3.60%, 3/15/2022	9,000	9,370

		105,753

Life Sciences Tools & Services — 0.0% (b)

Thermo Fisher Scientific, Inc.

3.00%, 4/15/2023	2,501	2,656

4.15%, 2/1/2024	1,946	2,161

2.95%, 9/19/2026	3,564	3,985

		8,802

Machinery — 0.1%

Caterpillar, Inc. 2.60%, 6/26/2022	1,913	1,980

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	7,244

Parker-Hannifin Corp.

4.45%, 11/21/2044	3,759	4,719

4.10%, 3/1/2047	2,527	3,052

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued

Xylem, Inc.

3.25%, 11/1/2026	1,420	1,593

2.25%, 1/30/2031	7,315	7,737

		26,325

Media — 0.9%

Charter Communications Operating LLC

6.38%, 10/23/2035	4,374	6,046

5.38%, 4/1/2038	4,923	5,986

4.80%, 3/1/2050	13,160	14,966

Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,846

Comcast Corp.

3.60%, 3/1/2024	4,708	5,220

3.38%, 8/15/2025	2,773	3,106

3.95%, 10/15/2025	9,556	11,017

3.15%, 3/1/2026	10,162	11,399

3.55%, 5/1/2028	6,115	7,093

1.95%, 1/15/2031	10,535	10,840

1.50%, 2/15/2031	22,250	22,092

4.25%, 1/15/2033	16,564	20,663

4.20%, 8/15/2034	3,361	4,185

4.60%, 10/15/2038	11,580	14,843

3.25%, 11/1/2039	19,265	21,293

3.75%, 4/1/2040	8,535	10,066

4.00%, 11/1/2049	5,553	6,706

3.45%, 2/1/2050	6,894	7,729

4.05%, 11/1/2052	2,600	3,162

4.95%, 10/15/2058	7,685	10,989

2.65%, 8/15/2062	8,705	8,349

Cox Communications, Inc.

3.25%, 12/15/2022 (a)	3,027	3,200

3.35%, 9/15/2026 (a)	3,046	3,395

Discovery Communications LLC

6.35%, 6/1/2040	5,069	6,794

5.20%, 9/20/2047	11,160	13,324

Fox Corp. 5.58%, 1/25/2049	1,455	1,996

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026	1,494	1,670

6.13%, 1/31/2046	1,332	1,730

Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (a)	1,654	1,856

TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,666

Time Warner Cable LLC

4.13%, 2/15/2021	1,928	1,942

6.55%, 5/1/2037	2,327	3,105

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

7.30%, 7/1/2038	2,197	3,120

6.75%, 6/15/2039	1,794	2,487

5.88%, 11/15/2040	7,325	9,283

5.50%, 9/1/2041	6,940	8,492

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	4,725

ViacomCBS, Inc.

3.70%, 8/15/2024	5,275	5,786

4.00%, 1/15/2026	4,293	4,847

4.38%, 3/15/2043	6,243	6,653

4.90%, 8/15/2044	2,004	2,250

		295,917

Metals & Mining — 0.4%

Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (a)	3,283	3,532

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,458

Glencore Finance Canada Ltd. (Switzerland) 4.95%, 11/15/2021 (a)	11,879	12,413

Glencore Funding LLC (Australia)

4.13%, 5/30/2023 (a)	4,240	4,561

4.63%, 4/29/2024 (a)	1,967	2,182

1.63%, 9/1/2025 (a)	30,340	30,263

2.50%, 9/1/2030 (a)	26,105	25,626

Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	5,845	6,449

Nucor Corp. 6.40%, 12/1/2037	4,465	6,380

Steel Dynamics, Inc. 2.80%, 12/15/2024	9,805	10,385

Teck Resources Ltd. (Canada) 3.90%, 7/15/2030 (a)	9,680	9,919

Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	9,335	9,790

		123,958

Multiline Retail — 0.0% (b)

Dollar General Corp. 4.13%, 5/1/2028	5,750	6,778

Multi-Utilities — 0.4%

CMS Energy Corp.

3.88%, 3/1/2024	4,360	4,770

3.00%, 5/15/2026	3,458	3,816

2.95%, 2/15/2027	2,426	2,602

3.45%, 8/15/2027	1,250	1,403

Consolidated Edison Co. of New York, Inc.

5.70%, 6/15/2040	2,760	3,830

Series 2017, 3.88%, 6/15/2047	3,355	3,857

4.50%, 5/15/2058	1,724	2,217

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued

Consumers Energy Co. 3.25%, 8/15/2046	2,150	2,434

Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,729

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	3,973	4,081

Series D, 2.85%, 8/15/2026	1,927	2,128

Series F, 5.25%, 8/1/2033	5,067	6,411

7.00%, 6/15/2038	1,076	1,583

Series C, 4.90%, 8/1/2041	1,840	2,388

New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	2,326	2,621

NiSource, Inc.

2.95%, 9/1/2029	7,940	8,703

5.80%, 2/1/2042	6,726	9,185

Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	15,398

San Diego Gas & Electric Co.

6.00%, 6/1/2026	1,852	2,259

Series FFF, 6.13%, 9/15/2037	973	1,325

3.95%, 11/15/2041	2,690	3,047

Sempra Energy 4.05%, 12/1/2023	2,348	2,578

Southern Co. Gas Capital Corp.

3.50%, 9/15/2021	4,609	4,727

2.45%, 10/1/2023	1,889	1,985

3.25%, 6/15/2026	1,690	1,831

5.88%, 3/15/2041	10,518	14,507

4.40%, 6/1/2043	1,392	1,647

3.95%, 10/1/2046	2,136	2,395

WEC Energy Group, Inc. 3.55%, 6/15/2025	7,009	7,870

		123,327

Oil, Gas & Consumable Fuels — 2.6%

ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,242

APT Pipelines Ltd. (Australia)

4.20%, 3/23/2025 (a)	2,000	2,207

4.25%, 7/15/2027 (a)	7,325	8,266

BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (a)	5,781	7,504

Boardwalk Pipelines LP 4.80%, 5/3/2029	6,595	7,284

BP Capital Markets America, Inc.

3.25%, 5/6/2022	2,273	2,387

3.41%, 2/11/2026	8,485	9,506

3.02%, 1/16/2027	10,588	11,608

1.75%, 8/10/2030	10,495	10,408

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

BP Capital Markets plc (United Kingdom)

3.51%, 3/17/2025	4,509	5,039

3.28%, 9/19/2027	11,924	13,309

Buckeye Partners LP

5.85%, 11/15/2043	11,805	11,458

5.60%, 10/15/2044	6,000	5,520

Chevron Corp. 2.24%, 5/11/2030	11,600	12,363

Diamondback Energy, Inc. 4.75%, 5/31/2025	27,227	29,875

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	2,575	2,843

4.13%, 1/16/2025	3,333	3,520

5.38%, 6/26/2026	5,409	5,970

Enable Midstream Partners LP

4.40%, 3/15/2027	2,695	2,643

4.95%, 5/15/2028	4,315	4,244

Enbridge, Inc. (Canada)

3.70%, 7/15/2027	2,692	3,012

4.50%, 6/10/2044	3,980	4,574

(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (c)	6,000	6,163

Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (c)	13,615	14,329

Energy Transfer Operating LP

4.75%, 1/15/2026	6,380	6,959

7.50%, 7/1/2038	2,695	3,162

6.05%, 6/1/2041	4,475	4,517

5.95%, 10/1/2043	3,950	3,871

6.25%, 4/15/2049	5,655	5,917

5.00%, 5/15/2050	16,280	15,566

Eni SpA (Italy)

Series X-R, 4.00%, 9/12/2023 (a)	3,145	3,403

5.70%, 10/1/2040 (a)	4,843	5,721

Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	5,189

EnLink Midstream Partners LP 4.15%, 6/1/2025	7,000	6,239

Enterprise Products Operating LLC

3.90%, 2/15/2024	2,687	2,952

3.70%, 2/15/2026	3,040	3,445

3.95%, 2/15/2027	2,705	3,085

2.80%, 1/31/2030	3,270	3,490

Series J, 5.75%, 3/1/2035	2,509	3,126

7.55%, 4/15/2038	455	632

5.95%, 2/1/2041	1,259	1,602

4.45%, 2/15/2043	455	499

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

5.10%, 2/15/2045	1,758	2,096

4.20%, 1/31/2050	8,650	9,411

3.70%, 1/31/2051	10,800	10,945

4.95%, 10/15/2054	1,189	1,363

3.95%, 1/31/2060	20,356	20,600

EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	7,771

EQT Corp. 3.90%, 10/1/2027	4,517	4,343

Equinor ASA (Norway)

3.25%, 11/10/2024	3,461	3,842

2.88%, 4/6/2025	5,765	6,321

Exxon Mobil Corp.

2.99%, 3/19/2025	22,020	24,177

2.61%, 10/15/2030	20,000	21,724

3.00%, 8/16/2039	14,245	15,274

4.11%, 3/1/2046	2,726	3,294

3.10%, 8/16/2049	17,965	18,777

Hess Corp. 6.00%, 1/15/2040	9,098	10,428

Kinder Morgan, Inc.

2.00%, 2/15/2031	9,740	9,519

5.05%, 2/15/2046	6,000	7,084

3.25%, 8/1/2050	11,370	10,657

Magellan Midstream Partners LP

3.20%, 3/15/2025	2,338	2,494

4.20%, 12/1/2042	2,987	3,028

5.15%, 10/15/2043	7,133	8,360

Marathon Oil Corp. 2.80%, 11/1/2022	5,517	5,636

Marathon Petroleum Corp.

4.50%, 5/1/2023	25,485	27,737

3.63%, 9/15/2024	3,980	4,291

MPLX LP

Series WI, 4.50%, 7/15/2023	8,800	9,527

5.25%, 1/15/2025	4,015	4,184

4.00%, 2/15/2025	4,575	5,010

4.13%, 3/1/2027	3,626	4,011

4.80%, 2/15/2029	6,825	7,902

2.65%, 8/15/2030	14,360	14,223

4.50%, 4/15/2038	8,393	8,885

5.20%, 3/1/2047	2,341	2,649

4.70%, 4/15/2048	4,544	4,836

5.50%, 2/15/2049	5,300	6,258

Noble Energy, Inc.

8.00%, 4/1/2027	1,300	1,714

6.00%, 3/1/2041	5,910	8,150

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

5.25%, 11/15/2043	4,720	6,266

5.05%, 11/15/2044	4,075	5,297

NOVA Gas Transmission Ltd. (Canada) 7.88%, 4/1/2023	5,000	5,811

ONEOK Partners LP

3.38%, 10/1/2022	1,164	1,212

5.00%, 9/15/2023	2,576	2,802

6.65%, 10/1/2036	1,825	2,097

ONEOK, Inc.

4.25%, 2/1/2022	6,965	7,225

5.85%, 1/15/2026	4,700	5,417

3.40%, 9/1/2029	8,395	8,253

5.20%, 7/15/2048	7,350	7,212

4.45%, 9/1/2049	10,905	9,808

Ovintiv, Inc.

8.13%, 9/15/2030	1,485	1,592

7.38%, 11/1/2031	4,761	4,970

6.50%, 8/15/2034	1,000	972

Phillips 66 4.88%, 11/15/2044	665	807

Phillips 66 Partners LP

3.55%, 10/1/2026	1,453	1,574

3.15%, 12/15/2029	8,545	8,549

4.90%, 10/1/2046	3,078	3,311

Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	17,455

Plains All American Pipeline LP

4.65%, 10/15/2025	3,925	4,284

3.80%, 9/15/2030	9,912	9,969

4.70%, 6/15/2044	9,300	8,598

Sabine Pass Liquefaction LLC

5.75%, 5/15/2024	3,765	4,313

5.00%, 3/15/2027	9,360	10,637

Spectra Energy Partners LP

3.50%, 3/15/2025	4,750	5,223

5.95%, 9/25/2043	1,801	2,327

4.50%, 3/15/2045	1,866	2,181

Suncor Energy, Inc. (Canada)

5.95%, 12/1/2034	11,584	14,105

6.80%, 5/15/2038	3,677	4,994

Sunoco Logistics Partners Operations LP

4.65%, 2/15/2022	600	625

3.90%, 7/15/2026	4,366	4,577

6.10%, 2/15/2042	7,220	7,348

5.30%, 4/1/2044	1,840	1,741

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

TC PipeLines LP 3.90%, 5/25/2027	2,870	3,094

Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (a)	11,080	11,615

Texas Eastern Transmission LP

2.80%, 10/15/2022 (a)	6,209	6,365

3.50%, 1/15/2028 (a)	908	980

Total Capital International SA (France)

3.46%, 2/19/2029	3,040	3,501

2.99%, 6/29/2041	21,000	21,869

3.46%, 7/12/2049	12,800	14,192

3.13%, 5/29/2050	20,230	21,182

TransCanada PipeLines Ltd. (Canada)

4.88%, 1/15/2026	4,155	4,938

6.20%, 10/15/2037	6,345	8,721

4.75%, 5/15/2038	7,750	9,307

Valero Energy Corp.

2.70%, 4/15/2023	9,250	9,669

7.50%, 4/15/2032	1,081	1,555

Williams Cos., Inc. (The)

3.90%, 1/15/2025	3,506	3,860

4.85%, 3/1/2048	5,487	6,357

		891,927

Pharmaceuticals — 1.0%

AstraZeneca plc (United Kingdom)

1.38%, 8/6/2030	7,810	7,650

6.45%, 9/15/2037	4,250	6,559

4.00%, 9/18/2042	4,270	5,251

Bristol-Myers Squibb Co.

3.20%, 6/15/2026	12,138	13,801

3.90%, 2/20/2028	10,610	12,373

3.40%, 7/26/2029	13,631	15,908

4.13%, 6/15/2039	7,096	9,078

5.70%, 10/15/2040	4,195	6,205

5.00%, 8/15/2045	6,896	9,816

4.55%, 2/20/2048	6,500	8,955

Eli Lilly and Co.

2.25%, 5/15/2050	8,475	8,032

2.50%, 9/15/2060	14,760	14,002

Merck & Co., Inc. 2.45%, 6/24/2050	14,100	14,063

Mylan NV 3.95%, 6/15/2026	4,153	4,706

Mylan, Inc.

3.13%, 1/15/2023 (a)	3,886	4,102

5.40%, 11/29/2043	5,800	7,384

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Novartis Capital Corp. (Switzerland) 2.20%, 8/14/2030	13,514	14,496

Pfizer, Inc.

3.90%, 3/15/2039	15,000	18,526

2.55%, 5/28/2040	9,120	9,521

Royalty Pharma plc

0.75%, 9/2/2023 (a)	9,830	9,825

1.20%, 9/2/2025 (a)	8,570	8,546

1.75%, 9/2/2027 (a)	8,570	8,547

3.30%, 9/2/2040 (a)	12,050	11,748

3.55%, 9/2/2050 (a)	10,980	10,523

Shire Acquisitions Investments Ireland DAC

2.88%, 9/23/2023	4,909	5,227

3.20%, 9/23/2026	26,941	30,170

Takeda Pharmaceutical Co. Ltd. (Japan)

5.00%, 11/26/2028	8,565	10,596

2.05%, 3/31/2030	1,200	1,218

3.03%, 7/9/2040	12,520	12,963

3.18%, 7/9/2050	11,100	11,278

3.38%, 7/9/2060	8,505	8,784

Upjohn, Inc.

3.85%, 6/22/2040 (a)	8,499	9,209

4.00%, 6/22/2050 (a)	1,732	1,886

Wyeth LLC 6.45%, 2/1/2024	708	846

Zoetis, Inc.

2.00%, 5/15/2030	12,880	13,383

3.00%, 5/15/2050	4,550	4,912

		350,089

Real Estate Management & Development — 0.0% (b)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)

3.13%, 3/20/2022 (a)	6,257	6,425

3.88%, 3/20/2027 (a)	6,562	7,110

		13,535

Road & Rail — 0.4%

Burlington Northern Santa Fe LLC

3.75%, 4/1/2024	2,365	2,615

7.29%, 6/1/2036	1,166	1,816

5.75%, 5/1/2040	3,244	4,704

5.40%, 6/1/2041	9,266	13,051

4.40%, 3/15/2042	2,010	2,549

4.38%, 9/1/2042	4,018	5,140

5.15%, 9/1/2043	3,380	4,752

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — continued

4.70%, 9/1/2045	3,150	4,239

3.55%, 2/15/2050	7,837	9,300

CSX Corp.

5.50%, 4/15/2041	3,498	4,754

4.75%, 5/30/2042	1,516	1,955

4.75%, 11/15/2048	8,165	10,958

3.35%, 9/15/2049	2,710	3,032

ERAC USA Finance LLC

5.25%, 10/1/2020 (a)	2,388	2,396

4.50%, 8/16/2021 (a)	3,474	3,597

2.60%, 12/1/2021 (a)	3,010	3,066

7.00%, 10/15/2037 (a)	425	602

5.63%, 3/15/2042 (a)	3,104	3,809

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,420	9,737

Norfolk Southern Corp.

2.90%, 2/15/2023	2,558	2,695

5.59%, 5/17/2025	51	61

3.95%, 10/1/2042	2,888	3,430

4.05%, 8/15/2052	5,192	6,262

Penske Truck Leasing Co. LP

4.13%, 8/1/2023 (a)	5,795	6,289

3.95%, 3/10/2025 (a)	3,095	3,441

4.20%, 4/1/2027 (a)	2,525	2,843

Union Pacific Corp.

3.95%, 8/15/2059	6,000	7,033

4.10%, 9/15/2067	1,962	2,352

		126,478

Semiconductors & Semiconductor Equipment — 0.3%

Analog Devices, Inc.

3.13%, 12/5/2023	2,317	2,498

4.50%, 12/5/2036	2,505	3,037

Broadcom Corp.

3.88%, 1/15/2027	16,459	18,239

Broadcom, Inc.

4.11%, 9/15/2028	15,279	17,167

4.75%, 4/15/2029	28,740	33,619

4.15%, 11/15/2030	7,500	8,435

QUALCOMM, Inc.

2.15%, 5/20/2030	9,725	10,253

3.25%, 5/20/2050	13,000	14,618

		107,866

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Software — 0.4%

Microsoft Corp.

3.50%, 2/12/2035	3,459	4,260

4.20%, 11/3/2035	3,974	5,228

4.10%, 2/6/2037	6,542	8,421

2.53%, 6/1/2050	3,879	4,058

3.95%, 8/8/2056	1,820	2,391

2.68%, 6/1/2060	6,415	6,741

Oracle Corp.

2.50%, 5/15/2022	4,115	4,254

2.40%, 9/15/2023	7,023	7,422

2.95%, 11/15/2024	11,020	12,030

2.95%, 5/15/2025	14,625	16,052

4.30%, 7/8/2034	969	1,206

3.90%, 5/15/2035	1,952	2,359

3.85%, 7/15/2036	9,478	11,130

3.60%, 4/1/2040	10,434	11,760

4.00%, 7/15/2046	8,872	10,400

3.60%, 4/1/2050	10,500	11,718

VMware, Inc. 2.95%, 8/21/2022	10,109	10,548

		129,978

Specialty Retail — 0.2%

AutoZone, Inc. 1.65%, 1/15/2031	12,180	12,022

Home Depot, Inc. (The) 3.13%, 12/15/2049	20,740	22,707

Lowe’s Cos., Inc.

3.65%, 4/5/2029	12,563	14,538

4.65%, 4/15/2042	3,901	4,935

4.55%, 4/5/2049	12,101	15,349

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	5,427

		74,978

Technology Hardware, Storage & Peripherals — 0.5%

Apple, Inc.

3.20%, 5/13/2025	12,828	14,382

3.25%, 2/23/2026	798	902

2.45%, 8/4/2026	5,261	5,754

3.35%, 2/9/2027	10,231	11,709

3.20%, 5/11/2027	5,685	6,478

3.00%, 6/20/2027	2,880	3,247

2.90%, 9/12/2027	7,978	8,971

1.65%, 5/11/2030	6,000	6,212

3.85%, 5/4/2043	3,530	4,328

3.45%, 2/9/2045	14,187	16,481

3.85%, 8/4/2046	3,512	4,333

3.75%, 9/12/2047	13,570	16,341

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued

3.75%, 11/13/2047	1,600	1,932

2.95%, 9/11/2049	8,595	9,239

2.55%, 8/20/2060	15,140	14,787

Dell International LLC

5.45%, 6/15/2023 (a)	7,560	8,349

6.02%, 6/15/2026 (a)	13,908	16,374

Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	18,635	18,875

HP, Inc. 3.00%, 6/17/2027	11,105	12,049

		180,743

Thrifts & Mortgage Finance — 0.1%

BPCE SA (France)

4.63%, 7/11/2024 (a)	11,600	12,795

3.38%, 12/2/2026	4,230	4,751

Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	8,810	8,810

		26,356

Tobacco — 0.0% (b)

BAT Capital Corp. (United Kingdom)

3.56%, 8/15/2027	10,000	10,931

4.54%, 8/15/2047	5,515	6,004

		16,935

Trading Companies & Distributors — 0.5%

Air Lease Corp.

2.63%, 7/1/2022	7,986	8,041

2.30%, 2/1/2025	9,600	9,453

3.25%, 3/1/2025	6,266	6,367

3.38%, 7/1/2025	20,000	20,353

2.88%, 1/15/2026	18,710	18,590

3.75%, 6/1/2026	7,000	7,199

3.25%, 10/1/2029	15,000	14,638

Aviation Capital Group LLC

3.88%, 5/1/2023 (a)	7,665	7,561

5.50%, 12/15/2024 (a)	27,950	28,744

3.50%, 11/1/2027 (a)	8,105	7,196

BOC Aviation Ltd. (Singapore)

2.75%, 9/18/2022 (a)	3,000	3,055

3.50%, 10/10/2024 (a)	7,945	8,405

International Lease Finance Corp.

8.63%, 1/15/2022	11,894	12,837

5.88%, 8/15/2022	3,867	4,189

WW Grainger, Inc. 4.60%, 6/15/2045	4,364	5,637

		162,265

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Transportation Infrastructure — 0.0% (b)

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,000	7,477

Water Utilities — 0.0% (b)

American Water Capital Corp.

3.45%, 6/1/2029	5,250	6,037

6.59%, 10/15/2037	3,354	5,127

4.00%, 12/1/2046	2,241	2,708

		13,872

Wireless Telecommunication Services — 0.6%

America Movil SAB de CV (Mexico)

3.13%, 7/16/2022	3,250	3,383

3.63%, 4/22/2029	12,995	14,696

4.38%, 4/22/2049	8,284	10,295

Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	9,230	11,485

T-Mobile USA, Inc.

1.50%, 2/15/2026 (a)	34,345	34,841

3.75%, 4/15/2027 (a)	31,500	35,624

2.05%, 2/15/2028 (a)	26,220	26,857

3.88%, 4/15/2030 (a)	25,095	28,681

Vodafone Group plc (United Kingdom)

5.25%, 5/30/2048	7,449	9,727

4.88%, 6/19/2049	16,825	20,971

		196,560

Total Corporate Bonds (Cost $8,868,697)		9,660,725

U.S. Treasury Obligations — 21.5%

U.S. Treasury Bonds

8.13%, 5/15/2021	14,932	15,772

8.00%, 11/15/2021	9,475	10,372

1.13%, 5/15/2040	30,530	29,972

3.13%, 2/15/2043	18,180	24,476

3.63%, 8/15/2043	198,140	287,048

3.75%, 11/15/2043	419,249	618,556

3.63%, 2/15/2044	154,280	223,929

3.00%, 11/15/2044	50,821	67,429

2.50%, 2/15/2045	113,600	138,809

2.25%, 8/15/2046	289,932	339,888

3.00%, 2/15/2048	78,220	105,664

3.13%, 5/15/2048	43,243	59,777

2.88%, 5/15/2049	12,946	17,251

2.25%, 8/15/2049	180,150	213,112

2.38%, 11/15/2049	23,830	28,950

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

2.00%, 2/15/2050	59,323	66,766

1.25%, 5/15/2050	206,695	194,939

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	2,100	3,173

3.63%, 4/15/2028	9,066	19,994

2.50%, 1/15/2029	3,587	5,683

U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	22,231	25,836

U.S. Treasury Notes

2.63%, 11/15/2020	34,504	34,679

2.00%, 11/30/2020	2,500	2,511

2.38%, 12/31/2020	8,295	8,357

3.63%, 2/15/2021	40,000	40,638

2.63%, 5/15/2021	19,679	20,021

1.13%, 9/30/2021	125,620	126,915

2.88%, 10/15/2021	100,000	103,031

1.25%, 10/31/2021	150,000	151,898

1.75%, 11/30/2021	70,000	71,400

1.75%, 2/28/2022	202,070	206,917

1.63%, 8/31/2022	150,000	154,459

2.00%, 10/31/2022	13,000	13,523

1.75%, 1/31/2023	70,000	72,726

1.50%, 2/28/2023	210,000	217,095

1.75%, 5/15/2023	133,400	139,148

2.75%, 5/31/2023	187,366	200,723

1.38%, 8/31/2023	20,000	20,730

2.75%, 2/15/2024	25,000	27,212

2.13%, 2/29/2024	4,955	5,290

2.50%, 5/15/2024	2,000	2,170

2.13%, 9/30/2024	25,000	26,935

2.25%, 11/15/2024	3,021	3,277

1.75%, 12/31/2024	108,232	115,293

2.00%, 2/15/2025	155,000	167,055

2.88%, 4/30/2025	4,925	5,524

2.13%, 5/15/2025	100,000	108,699

2.88%, 5/31/2025	40,158	45,115

2.00%, 8/15/2025	141,304	153,276

2.25%, 11/15/2025	110,049	121,097

2.00%, 11/15/2026	10,000	10,970

1.75%, 12/31/2026	78,092	84,550

2.88%, 5/15/2028	7,030	8,263

U.S. Treasury STRIPS Bonds

2.32%, 2/15/2021 (g)	190,565	190,498

2.01%, 5/15/2021 (g)	109,802	109,656

3.53%, 8/15/2021 (g)	68,421	68,332

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

4.43%, 11/15/2021 (g)	17,314	17,285

3.05%, 2/15/2022 (g)	165,423	164,983

2.62%, 5/15/2022 (g)	149,456	149,061

2.05%, 11/15/2022 (g)	237,280	236,473

3.24%, 2/15/2023 (g)	254,322	253,261

3.00%, 5/15/2023 (g)	277,105	275,812

2.44%, 8/15/2023 (g)	152,910	151,990

2.63%, 11/15/2023 (g)	30,767	30,525

2.11%, 2/15/2024 (g)	117,209	116,169

2.88%, 5/15/2024 (g)	67,278	66,604

3.08%, 8/15/2024 (g)	51,591	50,976

4.74%, 11/15/2024 (g)	33,200	32,758

6.39%, 2/15/2025 (g)	6,601	6,501

2.08%, 8/15/2025 (g)	10,990	10,784

5.11%, 2/15/2026 (g)	6,700	6,539

5.23%, 5/15/2026 (g)	24,999	24,358

4.10%, 5/15/2032 (g)	148,297	131,798

3.36%, 8/15/2032 (g)	149,800	132,548

3.70%, 11/15/2032 (g)	122,788	108,217

3.83%, 2/15/2033 (g)	36,300	31,854

3.99%, 5/15/2033 (g)	108,105	94,447

5.54%, 8/15/2033 (g)	24,963	21,668

6.23%, 11/15/2033 (g)	33,709	29,125

Total U.S. Treasury Obligations (Cost $6,654,893)		7,479,115

Mortgage-Backed Securities — 18.9%

FHLMC

Pool # 785618, ARM, 2.50%, 7/1/2026 (h)	26	26

Pool # 611141, ARM, 3.77%, 1/1/2027 (h)	26	26

Pool # 846812, ARM, 3.74%, 4/1/2030 (h)	9	9

Pool # 789758, ARM, 4.37%, 9/1/2032 (h)	30	31

Pool # 847621, ARM, 3.70%, 5/1/2033 (h)	868	915

Pool # 781087, ARM, 3.98%, 12/1/2033 (h)	178	181

Pool # 1B1665, ARM, 3.64%, 4/1/2034 (h)	142	146

Pool # 782870, ARM, 3.71%, 9/1/2034 (h)	678	717

Pool # 782979, ARM, 3.88%, 1/1/2035 (h)	860	909

Pool # 782980, ARM, 3.88%, 1/1/2035 (h)	338	357

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1G3591, ARM, 3.92%, 8/1/2035 (h)	51	51

Pool # 1Q0007, ARM, 3.07%, 12/1/2035 (h)	204	208

Pool # 1Q0025, ARM, 3.49%, 2/1/2036 (h)	95	100

Pool # 848431, ARM, 3.78%, 2/1/2036 (h)	386	408

Pool # 1G1861, ARM, 4.04%, 3/1/2036 (h)	484	516

Pool # 1J1380, ARM, 4.28%, 3/1/2036 (h)	339	362

Pool # 1H2618, ARM, 3.23%, 5/1/2036 (h)	404	428

Pool # 1L1286, ARM, 3.75%, 5/1/2036 (h)	337	358

Pool # 1G2415, ARM, 4.12%, 5/1/2036 (h)	98	105

Pool # 1G2557, ARM, 3.51%, 6/1/2036 (h)	1,368	1,449

Pool # 848068, ARM, 3.57%, 6/1/2036 (h)	623	628

Pool # 1A1082, ARM, 2.48%, 7/1/2036 (h)	294	307

Pool # 1H2623, ARM, 2.64%, 7/1/2036 (h)	172	182

Pool # 848365, ARM, 3.21%, 7/1/2036 (h)	258	272

Pool # 1N0189, ARM, 2.50%, 8/1/2036 (h)	16	16

Pool # 1A1085, ARM, 2.95%, 8/1/2036 (h)	337	352

Pool # 1N0206, ARM, 3.46%, 8/1/2036 (h)	1,085	1,128

Pool # 1Q0105, ARM, 3.07%, 9/1/2036 (h)	432	454

Pool # 1B7242, ARM, 3.34%, 9/1/2036 (h)	891	942

Pool # 1A1096, ARM, 3.23%, 10/1/2036 (h)	632	661

Pool # 1A1097, ARM, 3.25%, 10/1/2036 (h)	302	317

Pool # 1N0249, ARM, 3.34%, 10/1/2036 (h)	346	352

Pool # 1G2539, ARM, 3.85%, 10/1/2036 (h)	118	119

Pool # 1J1348, ARM, 4.21%, 10/1/2036 (h)	208	210

Pool # 1K0046, ARM, 4.35%, 10/1/2036 (h)	349	354

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 1G2671, ARM, 3.66%, 11/1/2036 (h)	126	128

Pool # 1Q0737, ARM, 3.66%, 11/1/2036 (h)	318	324

Pool # 782760, ARM, 3.72%, 11/1/2036 (h)	837	885

Pool # 1J1378, ARM, 3.76%, 11/1/2036 (h)	377	395

Pool # 848115, ARM, 3.83%, 11/1/2036 (h)	269	284

Pool # 1J1634, ARM, 3.00%, 12/1/2036 (h)	1,286	1,348

Pool # 1J1419, ARM, 3.61%, 12/1/2036 (h)	1,383	1,442

Pool # 1J1418, ARM, 3.81%, 12/1/2036 (h)	37	37

Pool # 1G1386, ARM, 3.91%, 12/1/2036 (h)	396	415

Pool # 1J1399, ARM, 4.10%, 12/1/2036 (h)	17	17

Pool # 1N1511, ARM, 3.04%, 1/1/2037 (h)	124	124

Pool # 1G1478, ARM, 3.92%, 1/1/2037 (h)	275	281

Pool # 1N0353, ARM, 3.01%, 2/1/2037 (h)	244	250

Pool # 1J1516, ARM, 3.70%, 2/1/2037 (h)	79	83

Pool # 1J0282, ARM, 3.88%, 2/1/2037 (h)	38	39

Pool # 1G1554, ARM, 3.89%, 2/1/2037 (h)	273	274

Pool # 1J1543, ARM, 4.36%, 2/1/2037 (h)	48	49

Pool # 1Q0739, ARM, 2.97%, 3/1/2037 (h)	844	888

Pool # 1B7303, ARM, 4.52%, 3/1/2037 (h)	61	62

Pool # 1J0399, ARM, 3.91%, 4/1/2037 (h)	15	15

Pool # 1J1564, ARM, 3.98%, 4/1/2037 (h)	238	241

Pool # 1Q0697, ARM, 3.01%, 5/1/2037 (h)	530	550

Pool # 1A1193, ARM, 3.37%, 5/1/2037 (h)	418	421

Pool # 1N1477, ARM, 3.47%, 5/1/2037 (h)	187	198

Pool # 1N1463, ARM, 3.71%, 5/1/2037 (h)	29	29

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 1J1621, ARM, 3.93%, 5/1/2037 (h)	334		358

Pool # 1Q0783, ARM, 4.03%, 5/1/2037 (h)	576		585

Pool # 1J0533, ARM, 2.71%, 7/1/2037 (h)	103		105

Pool # 1J2945, ARM, 4.00%, 11/1/2037 (h)	46		46

Pool # 1Q0722, ARM, 3.95%, 4/1/2038 (h)	326		347

Pool # 1Q0789, ARM, 3.83%, 5/1/2038 (h)	175		176

Pool # 848699, ARM, 3.28%, 7/1/2040 (h)	272		284

FHLMC Gold Pools, 15 Year

Pool # G12906, 6.00%, 7/1/2021	—	(i)	—	(i)

Pool # G13073, 6.00%, 7/1/2021	3		3

Pool # G13012, 6.00%, 3/1/2022	—	(i)	—	(i)

Pool # G12825, 6.50%, 3/1/2022	3		4

Pool # G13603, 5.50%, 2/1/2024	23		24

FHLMC Gold Pools, 20 Year

Pool # C91158, 6.50%, 1/1/2028	235		258

Pool # C91417, 3.50%, 1/1/2032	3,845		4,157

Pool # C91403, 3.50%, 3/1/2032	1,556		1,682

FHLMC Gold Pools, 30 Year

Pool # G00245, 8.00%, 8/1/2024	3		3

Pool # C00376, 8.00%, 11/1/2024	2		2

Pool # C00414, 7.50%, 8/1/2025	6		7

Pool # C00452, 7.00%, 4/1/2026	7		8

Pool # G00981, 8.50%, 7/1/2028	17		19

Pool # G02210, 7.00%, 12/1/2028	278		315

Pool # C47315, 6.50%, 8/1/2029	668		774

Pool # G03029, 6.00%, 10/1/2029	84		94

Pool # A88871, 7.00%, 1/1/2031	242		275

Pool # C68485, 7.00%, 7/1/2032	26		30

Pool # G01448, 7.00%, 8/1/2032	36		42

Pool # C75791, 5.50%, 1/1/2033	338		388

Pool # A13625, 5.50%, 10/1/2033	296		348

Pool # A16107, 6.00%, 12/1/2033	97		108

Pool # G01864, 5.00%, 1/1/2034	205		236

Pool # A17537, 6.00%, 1/1/2034	214		254

Pool # A23139, 5.00%, 6/1/2034	583		669

Pool # A61572, 5.00%, 9/1/2034	622		717

Pool # A28796, 6.50%, 11/1/2034	53		63

Pool # G03369, 6.50%, 1/1/2035	717		810

Pool # A70350, 5.00%, 3/1/2035	229		256

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # A46987, 5.50%, 7/1/2035	579	678

Pool # G05713, 6.50%, 12/1/2035	445	513

Pool # G03777, 5.00%, 11/1/2036	526	606

Pool # C02660, 6.50%, 11/1/2036	144	167

Pool # G02427, 5.50%, 12/1/2036	258	299

Pool # A57681, 6.00%, 12/1/2036	51	59

Pool # G02682, 7.00%, 2/1/2037	58	70

Pool # G04949, 6.50%, 11/1/2037	347	425

Pool # G03666, 7.50%, 1/1/2038	516	598

Pool # G04952, 7.50%, 1/1/2038	297	369

Pool # G04077, 6.50%, 3/1/2038	390	457

Pool # G05671, 5.50%, 8/1/2038	531	618

Pool # G05190, 7.50%, 9/1/2038	229	270

Pool # C03466, 5.50%, 3/1/2040	193	223

Pool # A93383, 5.00%, 8/1/2040	2,329	2,685

Pool # A93511, 5.00%, 8/1/2040	8,735	10,069

Pool # G06493, 4.50%, 5/1/2041	13,664	15,281

Pool # V80351, 3.00%, 8/1/2043	21,745	23,927

Pool # Q52834, 4.00%, 12/1/2047	4,151	4,440

Pool # Q57995, 5.00%, 8/1/2048	14,501	16,003

Pool # Q61104, 4.00%, 1/1/2049	2,680	2,861

Pool # Q61107, 4.00%, 1/1/2049	3,814	4,067

FHLMC Gold Pools, Other

Pool # G80341, 10.00%, 3/17/2026	1	1

Pool # P20570, 7.00%, 7/1/2029	7	8

Pool # G20027, 10.00%, 10/1/2030	67	72

Pool # B90491, 7.50%, 1/1/2032	680	783

Pool # U80192, 3.50%, 2/1/2033	1,300	1,398

Pool # U80342, 3.50%, 5/1/2033	1,705	1,833

Pool # U80345, 3.50%, 5/1/2033	4,997	5,364

Pool # L10221, 6.00%, 1/1/2034	53	56

Pool # P50523, 6.50%, 12/1/2035	98	102

Pool # H05030, 6.00%, 11/1/2036	76	85

Pool # L10291, 6.50%, 11/1/2036	1,457	1,702

Pool # P51353, 6.50%, 11/1/2036	914	1,034

Pool # P50595, 6.50%, 12/1/2036	1,810	2,104

Pool # P51361, 6.50%, 12/1/2036	821	982

Pool # G20028, 7.50%, 12/1/2036	1,997	2,271

Pool # P50531, 6.50%, 1/1/2037	145	164

Pool # P51251, 6.50%, 1/1/2037	53	54

Pool # P50536, 6.50%, 2/1/2037	72	75

Pool # P50556, 6.50%, 6/1/2037	47	49

Pool # U90690, 3.50%, 6/1/2042	20,275	21,937

Pool # U90975, 4.00%, 6/1/2042	14,134	15,474

Pool # T65101, 4.00%, 10/1/2042	688	722

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # U90402, 3.50%, 11/1/2042	797	864

Pool # U90673, 4.00%, 1/1/2043	1,861	2,039

Pool # U91192, 4.00%, 4/1/2043	3,766	4,125

Pool # U91488, 3.50%, 5/1/2043	2,334	2,526

Pool # U99051, 3.50%, 6/1/2043	6,862	7,421

Pool # U99134, 4.00%, 1/1/2046	56,991	62,425

Pool # U69030, 4.50%, 1/1/2046	22,346	24,714

FHLMC UMBS, 30 Year

Pool # QA0149, 4.00%, 6/1/2049	11,347	12,134

Pool # QA2578, 3.50%, 9/1/2049	3,859	4,067

Pool # RA2008, 4.00%, 1/1/2050	37,647	41,048

Pool # RA2282, 4.00%, 1/1/2050	14,788	16,240

Pool # QA7351, 3.00%, 2/1/2050	13,991	14,824

FNMA

Pool # 470623, ARM, 0.96%, 3/1/2022 (h)	7,461	7,449

Pool # 54844, ARM, 2.52%, 9/1/2027 (h)	24	24

Pool # 303532, ARM, 4.00%, 3/1/2029 (h)	16	16

Pool # 555732, ARM, 2.50%, 8/1/2033 (h)	186	193

Pool # 658481, ARM, 2.35%, 9/1/2033 (h)	248	250

Pool # 746299, ARM, 2.95%, 9/1/2033 (h)	77	81

Pool # 743546, ARM, 3.49%, 11/1/2033 (h)	257	259

Pool # 766610, ARM, 3.71%, 1/1/2034 (h)	83	84

Pool # 777132, ARM, 2.90%, 6/1/2034 (h)	279	294

Pool # 782306, ARM, 3.80%, 7/1/2034 (h)	13	13

Pool # 800422, ARM, 2.07%, 8/1/2034 (h)	242	244

Pool # 790235, ARM, 2.11%, 8/1/2034 (h)	111	113

Pool # 793062, ARM, 2.42%, 8/1/2034 (h)	53	53

Pool # 790964, ARM, 2.27%, 9/1/2034 (h)	7	7

Pool # 896463, ARM, 3.13%, 10/1/2034 (h)	241	255

Pool # 794792, ARM, 3.25%, 10/1/2034 (h)	71	74

Pool # 799912, ARM, 3.61%, 11/1/2034 (h)	51	51

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 781563, ARM, 3.81%, 11/1/2034 (h)	38	38

Pool # 810896, ARM, 2.57%, 1/1/2035 (h)	1,245	1,287

Pool # 809319, ARM, 3.50%, 1/1/2035 (h)	83	83

Pool # 816594, ARM, 2.00%, 2/1/2035 (h)	36	37

Pool # 820602, ARM, 3.57%, 3/1/2035 (h)	132	133

Pool # 745862, ARM, 3.07%, 4/1/2035 (h)	239	242

Pool # 821378, ARM, 2.14%, 5/1/2035 (h)	97	97

Pool # 823660, ARM, 2.88%, 5/1/2035 (h)	49	50

Pool # 888605, ARM, 2.87%, 7/1/2035 (h)	65	65

Pool # 832801, ARM, 2.91%, 9/1/2035 (h)	140	143

Pool # 851432, ARM, 3.18%, 10/1/2035 (h)	374	378

Pool # 849251, ARM, 3.15%, 1/1/2036 (h)	719	742

Pool # 745445, ARM, 3.82%, 1/1/2036 (h)	219	231

Pool # 920340, ARM, 4.00%, 2/1/2036 (h)	68	69

Pool # 920843, ARM, 3.65%, 3/1/2036 (h)	2,030	2,177

Pool # 868952, ARM, 3.55%, 5/1/2036 (h)	91	93

Pool # 872622, ARM, 2.42%, 6/1/2036 (h)	64	64

Pool # 872825, ARM, 2.81%, 6/1/2036 (h)	884	931

Pool # 884066, ARM, 2.85%, 6/1/2036 (h)	218	224

Pool # 892868, ARM, 2.52%, 7/1/2036 (h)	260	265

Pool # 886558, ARM, 2.49%, 8/1/2036 (h)	472	496

Pool # 884722, ARM, 2.53%, 8/1/2036 (h)	90	91

Pool # 745784, ARM, 2.53%, 8/1/2036 (h)	142	143

Pool # 886772, ARM, 2.31%, 9/1/2036 (h)	680	710

Pool # 898179, ARM, 2.53%, 9/1/2036 (h)	874	895

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 920547, ARM, 3.35%, 9/1/2036 (h)	239	249

Pool # 893580, ARM, 3.54%, 9/1/2036 (h)	319	333

Pool # 894452, ARM, 4.07%, 9/1/2036 (h)	264	266

Pool # 894239, ARM, 3.15%, 10/1/2036 (h)	244	245

Pool # 900191, ARM, 4.04%, 10/1/2036 (h)	545	557

Pool # 900197, ARM, 4.26%, 10/1/2036 (h)	440	466

Pool # 902818, ARM, 3.75%, 11/1/2036 (h)	58	58

Pool # 897470, ARM, 4.15%, 11/1/2036 (h)	74	75

Pool # 902955, ARM, 3.86%, 12/1/2036 (h)	444	451

Pool # 905189, ARM, 3.94%, 12/1/2036 (h)	188	189

Pool # 920954, ARM, 2.27%, 1/1/2037 (h)	344	356

Pool # 888184, ARM, 3.99%, 1/1/2037 (h)	193	196

Pool # 913984, ARM, 1.96%, 2/1/2037 (h)	401	414

Pool # 915645, ARM, 2.94%, 2/1/2037 (h)	360	380

Pool # 888307, ARM, 3.64%, 4/1/2037 (h)	305	310

Pool # 948208, ARM, 1.95%, 7/1/2037 (h)	385	396

Pool # 944096, ARM, 2.22%, 7/1/2037 (h)	68	68

Pool # 995919, ARM, 2.77%, 7/1/2037 (h)	1,070	1,119

Pool # 938346, ARM, 2.92%, 7/1/2037 (h)	289	292

Pool # 945032, ARM, 3.20%, 8/1/2037 (h)	441	452

Pool # 946450, ARM, 2.11%, 9/1/2037 (h)	31	31

Pool # 946362, ARM, 2.39%, 9/1/2037 (h)	209	213

Pool # 946260, ARM, 2.48%, 9/1/2037 (h)	105	106

Pool # 952835, ARM, 3.64%, 9/1/2037 (h)	126	134

Pool # AD0085, ARM, 2.39%, 11/1/2037 (h)	843	873

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 995108, ARM, 3.16%, 11/1/2037 (h)	443		465

Pool # AD0179, ARM, 3.67%, 12/1/2037 (h)	691		731

Pool # 966946, ARM, 3.79%, 1/1/2038 (h)	151		152

FNMA UMBS, 15 Year

Pool # 745406, 6.00%, 3/1/2021	6		6

Pool # 745502, 6.00%, 4/1/2021	3		3

Pool # 995886, 6.00%, 4/1/2021	2		2

Pool # 938569, 6.00%, 7/1/2021	—	(i)	—	(i)

Pool # AD0142, 6.00%, 8/1/2021	32		33

Pool # 890129, 6.00%, 12/1/2021	13		13

Pool # 888834, 6.50%, 4/1/2022	20		21

Pool # 889634, 6.00%, 2/1/2023	387		400

Pool # AD0364, 5.00%, 5/1/2023	31		33

Pool # 995381, 6.00%, 1/1/2024	373		389

Pool # 995425, 6.00%, 1/1/2024	138		145

Pool # 995456, 6.50%, 2/1/2024	209		220

Pool # AE0081, 6.00%, 7/1/2024	105		111

Pool # AD0133, 5.00%, 8/1/2024	158		167

Pool # FM3386, 3.50%, 7/1/2034	3,620		3,856

FNMA UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	8		9

Pool # 555791, 6.50%, 12/1/2022	27		30

Pool # 889889, 6.50%, 7/1/2024	69		77

Pool # 888656, 6.50%, 4/1/2025	10		12

Pool # AE0096, 5.50%, 7/1/2025	232		257

Pool # 256311, 6.00%, 7/1/2026	181		202

Pool # 256352, 6.50%, 8/1/2026	342		381

Pool # 256803, 6.00%, 7/1/2027	264		294

Pool # 256962, 6.00%, 11/1/2027	118		132

Pool # 257007, 6.00%, 12/1/2027	359		400

Pool # 257048, 6.00%, 1/1/2028	636		709

Pool # 890222, 6.00%, 10/1/2028	456		508

Pool # AE0049, 6.00%, 9/1/2029	311		347

Pool # AO7761, 3.50%, 7/1/2032	968		1,046

Pool # MA1138, 3.50%, 8/1/2032	5,865		6,339

Pool # AL6238, 4.00%, 1/1/2035	14,022		15,559

FNMA UMBS, 30 Year

Pool # 70825, 8.00%, 3/1/2021	—	(i)	—	(i)

Pool # 189190, 7.50%, 11/1/2022	3		3

Pool # 50966, 7.00%, 1/1/2024	1		2

Pool # 250066, 8.00%, 5/1/2024	1		1

Pool # 250103, 8.50%, 7/1/2024	5		6

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 303031, 7.50%, 10/1/2024	2		2

Pool # 308499, 8.50%, 5/1/2025	—	(i)	—	(i)

Pool # 399269, 7.00%, 4/1/2026	33		35

Pool # 689977, 8.00%, 3/1/2027	45		50

Pool # 695533, 8.00%, 6/1/2027	38		42

Pool # 313687, 7.00%, 9/1/2027	4		5

Pool # 756024, 8.00%, 9/1/2028	75		86

Pool # 755973, 8.00%, 11/1/2028	155		179

Pool # 455759, 6.00%, 12/1/2028	19		21

Pool # 252211, 6.00%, 1/1/2029	23		26

Pool # 459097, 7.00%, 1/1/2029	8		8

Pool # 889020, 6.50%, 11/1/2029	3,187		3,571

Pool # 598559, 6.50%, 8/1/2031	82		97

Pool # 679886, 6.50%, 2/1/2032	430		480

Pool # 649734, 7.00%, 6/1/2032	41		44

Pool # 682078, 5.50%, 11/1/2032	394		463

Pool # 675555, 6.00%, 12/1/2032	176		199

Pool # AL0045, 6.00%, 12/1/2032	1,021		1,198

Pool # 683351, 5.50%, 2/1/2033	13		15

Pool # 357363, 5.50%, 3/1/2033	548		643

Pool # 674349, 6.00%, 3/1/2033	47		53

Pool # 688625, 6.00%, 3/1/2033	28		31

Pool # 688655, 6.00%, 3/1/2033	20		22

Pool # 695584, 6.00%, 3/1/2033	8		9

Pool # 254693, 5.50%, 4/1/2033	369		433

Pool # 702901, 6.00%, 5/1/2033	140		165

Pool # 720576, 5.00%, 6/1/2033	104		118

Pool # 995656, 7.00%, 6/1/2033	621		738

Pool # 723852, 5.00%, 7/1/2033	124		142

Pool # 729296, 5.00%, 7/1/2033	112		127

Pool # 720155, 5.50%, 7/1/2033	75		86

Pool # 729379, 6.00%, 8/1/2033	35		40

Pool # AA0917, 5.50%, 9/1/2033	1,391		1,605

Pool # 737825, 6.00%, 9/1/2033	71		81

Pool # 750977, 4.50%, 11/1/2033	95		105

Pool # 725027, 5.00%, 11/1/2033	297		342

Pool # 755109, 5.50%, 11/1/2033	29		34

Pool # 753174, 4.00%, 12/1/2033	400		430

Pool # 725017, 5.50%, 12/1/2033	616		725

Pool # 759424, 5.50%, 1/1/2034	56		66

Pool # 751341, 5.50%, 3/1/2034	55		63

Pool # 770405, 5.00%, 4/1/2034	770		887

Pool # 776708, 5.00%, 5/1/2034	245		282

Pool # AC1317, 4.50%, 9/1/2034	198		217

Pool # 888568, 5.00%, 12/1/2034	193		221

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 810663, 5.00%, 1/1/2035	122	134

Pool # 995003, 7.50%, 1/1/2035	276	326

Pool # 995156, 7.50%, 3/1/2035	279	338

Pool # 735503, 6.00%, 4/1/2035	647	766

Pool # 827776, 5.00%, 7/1/2035	105	120

Pool # 820347, 5.00%, 9/1/2035	430	495

Pool # 745148, 5.00%, 1/1/2036	343	395

Pool # 888417, 6.50%, 1/1/2036	1,941	2,202

Pool # 745275, 5.00%, 2/1/2036	267	308

Pool # 833629, 7.00%, 3/1/2036	13	15

Pool # 745418, 5.50%, 4/1/2036	479	560

Pool # 888016, 5.50%, 5/1/2036	644	759

Pool # 888209, 5.50%, 5/1/2036	406	476

Pool # 870770, 6.50%, 7/1/2036	36	42

Pool # 976871, 6.50%, 8/1/2036	1,202	1,372

Pool # AA0922, 6.00%, 9/1/2036	2,206	2,609

Pool # 745948, 6.50%, 10/1/2036	262	306

Pool # AA1019, 6.00%, 11/1/2036	395	465

Pool # 888476, 7.50%, 5/1/2037	234	297

Pool # 928584, 6.50%, 8/1/2037	221	256

Pool # 945870, 6.50%, 8/1/2037	240	275

Pool # 986648, 6.00%, 9/1/2037	557	656

Pool # 928670, 7.00%, 9/1/2037	378	457

Pool # 888890, 6.50%, 10/1/2037	465	545

Pool # 888707, 7.50%, 10/1/2037	1,133	1,360

Pool # 888892, 7.50%, 11/1/2037	399	470

Pool # AL0662, 5.50%, 1/1/2038	884	1,039

Pool # 995505, 8.00%, 1/1/2038	35	43

Pool # 929331, 6.00%, 4/1/2038	92	102

Pool # 909236, 7.00%, 9/1/2038	393	489

Pool # 890268, 6.50%, 10/1/2038	568	654

Pool # 995149, 6.50%, 10/1/2038	2,269	2,620

Pool # 934591, 7.00%, 10/1/2038	575	723

Pool # AB2869, 6.00%, 11/1/2038	450	532

Pool # 991908, 7.00%, 11/1/2038	419	503

Pool # 995504, 7.50%, 11/1/2038	349	427

Pool # 257510, 7.00%, 12/1/2038	1,205	1,429

Pool # AD0753, 7.00%, 1/1/2039	1,830	2,191

Pool # AD0780, 7.50%, 4/1/2039	1,260	1,684

Pool # AC2948, 5.00%, 9/1/2039	901	1,037

Pool # AC3740, 5.50%, 9/1/2039	800	911

Pool # AC7296, 5.50%, 12/1/2039	638	727

Pool # AD7790, 5.00%, 8/1/2040	4,698	5,412

Pool # AD9151, 5.00%, 8/1/2040	2,168	2,498

Pool # AL2059, 4.00%, 6/1/2042	10,827	12,324

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AB9017, 3.00%, 4/1/2043	15,711	17,014

Pool # AT5891, 3.00%, 6/1/2043	18,594	20,455

Pool # AB9860, 3.00%, 7/1/2043	14,769	15,994

Pool # AL7527, 4.50%, 9/1/2043	8,646	9,667

Pool # AL7496, 3.50%, 5/1/2044	26,812	29,997

Pool # AX9319, 3.50%, 12/1/2044	14,992	16,111

Pool # AL7380, 3.50%, 2/1/2045	15,784	17,659

Pool # AS6479, 3.50%, 1/1/2046	38,396	42,960

Pool # BM1213, 4.00%, 4/1/2047	18,363	19,893

Pool # BH7650, 4.00%, 9/1/2047	14,505	15,714

Pool # BM3500, 4.00%, 9/1/2047	68,807	76,793

Pool # BE8344, 4.00%, 11/1/2047	6,319	6,755

Pool # BJ7248, 4.00%, 12/1/2047	7,522	8,346

Pool # BE8349, 4.00%, 1/1/2048	5,413	5,783

Pool # BJ5756, 4.00%, 1/1/2048	12,675	13,572

Pool # BJ7310, 4.00%, 1/1/2048	13,479	14,825

Pool # BJ8237, 4.00%, 1/1/2048	9,114	10,025

Pool # BJ8264, 4.00%, 1/1/2048	5,687	6,255

Pool # BM3375, 4.00%, 1/1/2048	13,581	15,069

Pool # BK1007, 4.00%, 2/1/2048	2,571	2,837

Pool # BK1134, 4.00%, 2/1/2048	14,168	15,155

Pool # BM3665, 4.00%, 3/1/2048	58,306	64,952

Pool # BE8366, 4.50%, 7/1/2048	11,442	12,535

Pool # BK7982, 5.00%, 7/1/2048	19,723	21,942

Pool # BN0271, 4.50%, 9/1/2048	5,117	5,570

Pool # BN1315, 4.50%, 9/1/2048	6,375	6,931

Pool # BN4733, 5.50%, 3/1/2049	1,981	2,244

Pool # BK8745, 4.50%, 4/1/2049	9,699	10,492

Pool # FM1939, 4.50%, 5/1/2049	55,673	60,187

Pool # BK8753, 4.50%, 6/1/2049	17,872	19,651

Pool # CA3713, 5.00%, 6/1/2049	11,832	12,969

Pool # BO2305, 4.00%, 7/1/2049	18,628	19,880

Pool # BO5607, 3.50%, 9/1/2049	11,154	11,756

Pool # BO1405, 4.00%, 9/1/2049	18,608	19,877

Pool # BO4392, 3.50%, 1/1/2050	17,070	18,055

Pool # BP5299, 3.50%, 3/1/2050	14,782	16,130

Pool # CA5729, 3.00%, 5/1/2050	13,846	14,622

Pool # FM3671, 4.50%, 5/1/2050	13,494	15,039

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	18	20

Pool # 252409, 6.50%, 3/1/2029	97	109

Pool # 653815, 7.00%, 2/1/2033	11	12

Pool # 752786, 6.00%, 9/1/2033	117	130

Pool # CA3029, 4.00%, 1/1/2049	8,577	9,303

Pool # CA5105, 3.50%, 2/1/2050	10,092	10,903

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

FNMA, Other

Pool # AM1547, 2.00%, 12/1/2020	13,452	13,447

Pool # FN0022, 3.57%, 12/1/2020 (h)	389	389

Pool # 466854, 3.70%, 12/1/2020	2,929	2,928

Pool # AL4762, 3.57%, 1/1/2021 (h)	736	735

Pool # 466836, 3.87%, 1/1/2021	9,489	9,485

Pool # FN0003, 4.30%, 1/1/2021 (h)	1,915	1,915

Pool # 468243, 3.97%, 6/1/2021	5,050	5,104

Pool # 468237, 4.02%, 6/1/2021	6,009	6,074

Pool # 468381, 4.10%, 6/1/2021	5,396	5,456

Pool # 468242, 4.19%, 6/1/2021	4,367	4,414

Pool # AL0569, 4.26%, 6/1/2021 (h)	3,899	3,938

Pool # 468066, 4.30%, 6/1/2021	4,445	4,532

Pool # 468102, 4.34%, 6/1/2021	16,142	16,326

Pool # 468614, 3.86%, 7/1/2021	7,553	7,651

Pool # 468667, 3.94%, 7/1/2021	8,968	9,160

Pool # 468564, 4.06%, 7/1/2021	8,110	8,222

Pool # AL0602, 4.20%, 7/1/2021 (h)	4,275	4,314

Pool # 468159, 4.26%, 7/1/2021	18,385	18,642

Pool # 468699, 4.05%, 8/1/2021	1,325	1,346

Pool # AM6602, 2.63%, 9/1/2021	8,210	8,299

Pool # 468994, 3.85%, 9/1/2021	6,819	6,942

Pool # 468936, 3.92%, 9/1/2021	5,216	5,312

Pool # AL0905, 4.17%, 9/1/2021 (h)	3,044	3,100

Pool # 469254, 3.40%, 10/1/2021	2,745	2,793

Pool # AM7314, 2.63%, 11/1/2021	8,000	8,152

Pool # 469552, 3.43%, 11/1/2021	7,896	8,055

Pool # 469873, 3.03%, 12/1/2021	7,437	7,578

Pool # 469545, 3.31%, 12/1/2021	3,049	3,114

Pool # 470269, 2.97%, 1/1/2022	5,971	6,093

Pool # 470324, 3.03%, 1/1/2022	6,548	6,685

Pool # 470280, 3.09%, 1/1/2022	10,453	10,679

Pool # 470181, 3.20%, 1/1/2022	6,746	6,899

Pool # 470622, 2.75%, 3/1/2022	1,368	1,406

Pool # 470826, 2.97%, 3/1/2022	5,381	5,514

Pool # 470539, 3.14%, 3/1/2022	2,339	2,400

Pool # 470779, 3.21%, 3/1/2022	2,690	2,764

Pool # 471033, 3.08%, 4/1/2022	8,157	8,383

Pool # 471177, 2.94%, 5/1/2022	8,317	8,547

Pool # 471151, 3.02%, 5/1/2022	5,293	5,445

Pool # 471599, 2.60%, 6/1/2022	6,622	6,792

Pool # 471747, 2.76%, 6/1/2022	13,647	13,886

Pool # 471839, 2.67%, 7/1/2022	9,338	9,603

Pool # 471881, 2.67%, 7/1/2022	5,426	5,584

Pool # AM0177, 2.82%, 7/1/2022	8,540	8,800

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 471828, 2.65%, 8/1/2022	8,968	9,240

Pool # AM1196, 2.37%, 11/1/2022	3,789	3,902

Pool # AM0585, 2.38%, 11/1/2022	6,903	7,111

Pool # AM1437, 2.41%, 11/1/2022	1,245	1,283

Pool # AM0806, 2.45%, 11/1/2022	11,997	12,381

Pool # AM1385, 2.55%, 11/1/2022	10,011	10,341

Pool # AM1386, 2.55%, 11/1/2022	3,201	3,306

Pool # AM1779, 2.28%, 12/1/2022	8,202	8,447

Pool # AM1476, 2.32%, 12/1/2022	3,001	3,092

Pool # AM1619, 2.34%, 12/1/2022	18,947	19,529

Pool # AM0811, 2.42%, 12/1/2022	9,373	9,675

Pool # AM2111, 2.34%, 1/1/2023	10,934	11,286

Pool # AM2072, 2.37%, 1/1/2023	8,719	8,998

Pool # AM2252, 2.44%, 1/1/2023	7,898	8,166

Pool # AM2333, 2.45%, 2/1/2023	11,210	11,622

Pool # AM2695, 2.49%, 3/1/2023	6,441	6,701

Pool # AM2747, 2.50%, 4/1/2023	12,555	13,112

Pool # AM3069, 2.64%, 4/1/2023	2,861	2,991

Pool # AL3594, 2.70%, 4/1/2023 (h)	3,320	3,473

Pool # AM3244, 2.52%, 5/1/2023	28,698	29,986

Pool # AM3577, 2.42%, 6/1/2023	7,173	7,473

Pool # AM3589, 2.77%, 6/1/2023	7,781	8,189

Pool # AL3876, 2.79%, 6/1/2023 (h)	14,336	15,059

Pool # AM3646, 2.64%, 7/1/2023	3,587	3,770

Pool # AM4011, 3.67%, 7/1/2023	42,150	45,219

Pool # AM3990, 3.74%, 7/1/2023	4,648	4,988

Pool # AM4170, 3.51%, 8/1/2023	9,000	9,660

Pool # AM4066, 3.59%, 8/1/2023	9,865	10,611

Pool # AM4716, 3.38%, 12/1/2023	2,918	3,163

Pool # AM4720, 3.45%, 1/1/2024	23,591	25,457

Pool # AM7024, 2.90%, 12/1/2024	8,200	8,897

Pool # AM7231, 2.92%, 12/1/2024	3,955	4,292

Pool # AM7290, 2.97%, 12/1/2024	23,946	26,032

Pool # AM7124, 3.11%, 12/1/2024	25,023	27,350

Pool # AM7682, 2.84%, 1/1/2025	34,411	37,268

Pool # AM7654, 2.86%, 1/1/2025	6,458	6,979

Pool # AM7795, 2.92%, 1/1/2025	32,651	35,474

Pool # AM7698, 2.96%, 1/1/2025	9,350	10,182

Pool # AM7664, 2.99%, 1/1/2025	10,330	11,230

Pool # AM7372, 3.05%, 1/1/2025	1,740	1,902

Pool # 470300, 3.64%, 1/1/2025	4,633	5,109

Pool # AM8251, 2.70%, 4/1/2025	9,562	10,316

Pool # AM8846, 2.68%, 5/1/2025	6,069	6,540

Pool # AM9149, 2.63%, 6/1/2025	6,182	6,675

Pool # AM9548, 3.17%, 8/1/2025	6,800	7,524

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AN0029, 3.10%, 9/1/2025	9,714	10,755

Pool # AM4660, 3.77%, 12/1/2025	26,684	30,124

Pool # AN0767, 3.18%, 1/1/2026	8,322	9,222

Pool # AN1292, 2.84%, 4/1/2026	8,982	9,855

Pool # AN1590, 2.40%, 5/1/2026	9,338	10,037

Pool # AN1413, 2.49%, 5/1/2026	21,507	23,275

Pool # AN1497, 2.61%, 6/1/2026	11,034	12,044

Pool # AN1243, 2.64%, 6/1/2026	7,998	8,743

Pool # AN1247, 2.64%, 6/1/2026	9,848	10,766

Pool # 468645, 4.54%, 7/1/2026	2,219	2,562

Pool # AN2367, 2.46%, 8/1/2026	6,276	6,791

Pool # AM6381, 3.29%, 8/1/2026	33,000	37,032

Pool # 468574, 4.55%, 8/1/2026	7,360	8,369

Pool # 468573, 4.76%, 8/1/2026	8,439	9,778

Pool # 468927, 4.77%, 8/1/2026	5,371	6,224

Pool # AM6448, 3.25%, 9/1/2026	9,671	10,877

Pool # AN3076, 2.46%, 10/1/2026	25,000	27,141

Pool # AM7062, 3.44%, 10/1/2026	8,134	9,168

Pool # AM7117, 3.14%, 12/1/2026	19,403	21,693

Pool # AM7262, 3.19%, 12/1/2026	16,524	18,594

Pool # AM7011, 3.22%, 12/1/2026	2,818	3,170

Pool # AM7485, 3.24%, 12/1/2026	20,000	22,641

Pool # AM7390, 3.26%, 12/1/2026	7,496	8,415

Pool # AM7265, 3.30%, 12/1/2026	5,280	5,952

Pool # FN0029, 4.63%, 12/1/2026 (h)	8,072	9,263

Pool # AM8008, 2.94%, 2/1/2027	12,097	13,449

Pool # AM7515, 3.34%, 2/1/2027	16,000	18,054

Pool # AM8280, 2.91%, 3/1/2027	5,854	6,526

Pool # AM8529, 3.03%, 4/1/2027	15,914	17,898

Pool # BL6373, 1.85%, 5/1/2027	10,800	11,450

Pool # AM8432, 2.79%, 5/1/2027	7,966	8,845

Pool # AM8745, 2.81%, 5/1/2027	9,595	10,642

Pool # AM8596, 2.83%, 5/1/2027	10,575	11,783

Pool # AM8598, 2.83%, 5/1/2027	11,437	12,744

Pool # AM8784, 2.89%, 5/1/2027	8,036	8,949

Pool # AM8558, 2.68%, 6/1/2027	7,790	8,565

Pool # AM8803, 2.78%, 6/1/2027	4,039	4,473

Pool # AM8765, 2.83%, 6/1/2027	7,237	8,073

Pool # AM9087, 3.00%, 6/1/2027	16,500	18,575

Pool # AM9170, 3.00%, 6/1/2027	4,547	5,090

Pool # AM9345, 3.25%, 7/1/2027	7,606	8,618

Pool # AN6532, 2.92%, 9/1/2027	4,991	5,610

Pool # AM9723, 3.33%, 9/1/2027	9,544	10,870

Pool # AN7048, 2.90%, 10/1/2027	6,629	7,410

Pool # AM1469, 2.96%, 11/1/2027	3,830	4,249

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AN7669, 2.83%, 12/1/2027	20,254	22,668

Pool # AN8114, 3.00%, 1/1/2028	7,953	8,963

Pool # AN8048, 3.08%, 1/1/2028	40,000	44,835

Pool # AN7943, 3.10%, 1/1/2028	15,000	17,085

Pool # AN1600, 2.59%, 6/1/2028	7,444	8,218

Pool # AN9686, 3.52%, 6/1/2028	40,550	47,261

Pool # AN9486, 3.57%, 6/1/2028	26,476	30,957

Pool # AN2005, 2.73%, 7/1/2028	9,986	11,174

Pool # 387859, 3.53%, 8/1/2028	21,722	25,342

Pool # 387866, 3.53%, 8/1/2028	15,068	17,563

Pool # 387806, 3.55%, 8/1/2028	15,289	17,874

Pool # 387840, 3.65%, 8/1/2028	5,769	6,741

Pool # 387761, 3.78%, 8/1/2028	23,100	27,139

Pool # 109782, 3.55%, 9/1/2028	42,800	50,005

Pool # BL0919, 3.82%, 9/1/2028	19,345	22,699

Pool # BL0112, 3.66%, 10/1/2028	25,931	30,161

Pool # BL1040, 3.81%, 12/1/2028	42,090	49,595

Pool # BL0907, 3.88%, 12/1/2028	11,997	14,149

Pool # BL1435, 3.53%, 1/1/2029	23,495	27,542

Pool # AN4744, 3.30%, 3/1/2029	8,000	9,298

Pool # AN6106, 3.10%, 7/1/2029	5,700	6,560

Pool # AN6173, 3.12%, 7/1/2029	3,647	4,201

Pool # BL4317, 2.27%, 9/1/2029	4,828	5,238

Pool # AN6846, 2.93%, 10/1/2029	13,300	15,044

Pool # AM7018, 3.63%, 10/1/2029	2,732	3,149

Pool # BL4333, 2.52%, 11/1/2029	42,700	46,407

Pool # AM8123, 2.92%, 2/1/2030	7,990	8,970

Pool # AM7785, 3.17%, 2/1/2030	6,127	6,954

Pool # AM7516, 3.55%, 2/1/2030	13,000	14,988

Pool # AM8692, 3.03%, 4/1/2030	25,000	28,393

Pool # AM8544, 3.08%, 4/1/2030	15,214	17,305

Pool # AM8408, 3.13%, 4/1/2030	37,785	42,914

Pool # AM8321, 3.22%, 4/1/2030	10,301	11,710

Pool # AM8889, 2.92%, 5/1/2030	11,320	12,914

Pool # AM8151, 2.94%, 5/1/2030	12,000	13,524

Pool # AM8802, 3.10%, 5/1/2030	5,025	5,725

Pool # AM8807, 3.10%, 5/1/2030	14,971	17,047

Pool # AN9154, 3.64%, 5/1/2030	4,195	4,890

Pool # AM8666, 2.96%, 6/1/2030	9,302	10,461

Pool # AM9020, 2.97%, 6/1/2030	7,816	8,829

Pool # AM9012, 3.13%, 6/1/2030	9,234	10,719

Pool # AM9154, 3.18%, 6/1/2030	9,085	10,307

Pool # AM9296, 3.15%, 7/1/2030	8,861	10,041

Pool # AM9320, 3.30%, 7/1/2030	10,054	11,588

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AN9988, 3.85%, 7/1/2030	9,643	11,539

Pool # 387883, 3.78%, 8/1/2030	35,146	41,865

Pool # AM9219, 3.35%, 9/1/2030	10,967	12,615

Pool # AM9676, 3.37%, 9/1/2030	7,367	8,491

Pool # BL0979, 4.05%, 12/1/2030	4,125	4,960

Pool # AN1035, 3.21%, 3/1/2031	13,602	15,548

Pool # AH9683, 5.00%, 4/1/2031	937	1,032

Pool # AN1829, 2.90%, 6/1/2031	7,601	8,559

Pool # AN1364, 2.81%, 8/1/2031	4,569	5,110

Pool # BL4310, 2.35%, 10/1/2031	11,325	12,408

Pool # AN2625, 2.50%, 10/1/2031	9,860	10,772

Pool # AN5065, 3.34%, 4/1/2032	26,680	30,484

Pool # AN6155, 3.06%, 8/1/2032	15,000	17,402

Pool # AQ7084, 3.50%, 12/1/2032	2,145	2,306

Pool # 650236, 5.00%, 12/1/2032	5	5

Pool # AR7484, 3.50%, 2/1/2033	4,001	4,302

Pool # AT7117, 3.50%, 6/1/2033	1,594	1,714

Pool # AN9695, 3.67%, 7/1/2033	32,550	38,655

Pool # AN9950, 3.89%, 7/1/2033	9,603	11,566

Pool # 810997, 5.50%, 10/1/2034	114	119

Pool # AM7122, 3.61%, 11/1/2034	5,404	6,516

Pool # BL5976, 2.49%, 4/1/2035	22,962	24,575

Pool # AM8474, 3.45%, 4/1/2035	4,841	5,744

Pool # AM8475, 3.45%, 4/1/2035	1,964	2,330

Pool # BL6315, 2.20%, 5/1/2035	5,081	5,483

Pool # AM9188, 3.12%, 6/1/2035	23,000	26,754

Pool # AM9532, 3.63%, 10/1/2035	3,639	4,319

Pool # AN0375, 3.76%, 12/1/2035	3,632	4,366

Pool # 256051, 5.50%, 12/1/2035	194	222

Pool # 256128, 6.00%, 2/1/2036	40	46

Pool # 880219, 7.00%, 2/1/2036	362	437

Pool # 868763, 6.50%, 4/1/2036	8	8

Pool # 907742, 7.00%, 12/1/2036	64	74

Pool # 920934, 6.50%, 1/1/2037	699	843

Pool # 888408, 6.00%, 3/1/2037	693	806

Pool # 888373, 7.00%, 3/1/2037	45	50

Pool # 888412, 7.00%, 4/1/2037	67	77

Pool # 995783, 8.00%, 11/1/2037	80	89

Pool # 257209, 5.50%, 5/1/2038	121	137

Pool # MA0127, 5.50%, 6/1/2039	151	164

Pool # AL2606, 4.00%, 3/1/2042	757	793

Pool # AO7225, 4.00%, 7/1/2042	3,319	3,636

Pool # AO9352, 4.00%, 7/1/2042	3,383	3,707

Pool # AO9353, 4.00%, 7/1/2042	2,996	3,281

Pool # MA1125, 4.00%, 7/1/2042	3,380	3,685

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # MA1178, 4.00%, 9/1/2042	18,149		19,859

Pool # MA1213, 3.50%, 10/1/2042	7,506		8,123

Pool # MA1251, 3.50%, 11/1/2042	19,598		21,206

Pool # MA1253, 4.00%, 11/1/2042	14,743		16,142

Pool # AR1397, 3.00%, 1/1/2043	12,170		13,017

Pool # MA1328, 3.50%, 1/1/2043	2,544		2,754

Pool # AQ9999, 3.00%, 2/1/2043	6,666		7,130

Pool # MA1373, 3.50%, 3/1/2043	4,104		4,443

Pool # MA1404, 3.50%, 4/1/2043	12,407		13,433

Pool # AB9096, 4.00%, 4/1/2043	1,838		2,012

Pool # AB9196, 3.50%, 5/1/2043	5,086		5,500

Pool # AT4051, 3.50%, 5/1/2043	1,424		1,542

Pool # MA1437, 3.50%, 5/1/2043	14,495		15,691

Pool # AT5914, 3.50%, 6/1/2043	7,858		8,508

Pool # MA1463, 3.50%, 6/1/2043	17,088		18,496

Pool # AB9704, 4.00%, 6/1/2043	3,926		4,299

Pool # MA1711, 4.50%, 12/1/2043	19,547		21,782

Pool # AL6167, 3.50%, 1/1/2044	9,151		9,904

Pool # MA1759, 4.00%, 1/1/2044	6,574		7,200

Pool # MA1760, 4.50%, 1/1/2044	6,408		7,143

Pool # AV9286, 4.00%, 2/1/2044	4,197		4,601

Pool # MA1800, 4.00%, 2/1/2044	3,513		3,848

Pool # MA1828, 4.50%, 3/1/2044	15,325		17,088

Pool # MA2429, 4.00%, 10/1/2045	4,236		4,642

Pool # MA2565, 4.00%, 3/1/2046	5,680		6,226

Pool # BM5835, 3.00%, 9/1/2047	22,503		23,626

Pool # AD0523, 6.00%, 11/1/2048	279		302

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.50%, 9/25/2050 (j)	104,830		110,338

TBA, 2.00%, 10/25/2050 (j)	1,277,940		1,314,795

TBA, 2.50%, 10/25/2050 (j)	69,720		73,250

GNMA I, 30 Year

Pool # 313110, 7.50%, 11/15/2022	—	(i)	—	(i)

Pool # 345288, 7.50%, 3/15/2023	1		1

Pool # 352108, 7.00%, 8/15/2023	1		1

Pool # 363030, 7.00%, 9/15/2023	42		45

Pool # 352022, 7.00%, 11/15/2023	3		3

Pool # 366706, 6.50%, 1/15/2024	18		20

Pool # 371281, 7.00%, 2/15/2024	8		8

Pool # 782507, 9.50%, 10/15/2024	6		7

Pool # 780029, 9.00%, 11/15/2024	—	(i)	—	(i)

Pool # 780965, 9.50%, 12/15/2025	2		2

Pool # 442119, 7.50%, 11/15/2026	3		3

Pool # 411829, 7.50%, 7/15/2027	7		7

Pool # 554108, 6.50%, 3/15/2028	56		61

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 481872, 7.50%, 7/15/2028	5	5

Pool # 468149, 8.00%, 8/15/2028	8	8

Pool # 468236, 6.50%, 9/15/2028	118	131

Pool # 486537, 7.50%, 9/15/2028	21	23

Pool # 486631, 6.50%, 10/15/2028	6	7

Pool # 466406, 6.00%, 11/15/2028	74	82

Pool # 781328, 7.00%, 9/15/2031	551	665

Pool # 569568, 6.50%, 1/15/2032	459	536

Pool # 591882, 6.50%, 7/15/2032	19	21

Pool # 607645, 6.50%, 2/15/2033	74	85

Pool # 607724, 7.00%, 2/15/2033	46	54

Pool # 783123, 5.50%, 4/15/2033	2,089	2,454

Pool # 604209, 6.50%, 4/15/2033	50	57

Pool # 614546, 5.50%, 6/15/2033	19	22

Pool # 781614, 7.00%, 6/15/2033	143	176

Pool # 781689, 5.50%, 12/15/2033	82	96

Pool # 632415, 5.50%, 7/15/2034	25	28

Pool # 574710, 5.50%, 9/15/2034	104	116

Pool # 782615, 7.00%, 6/15/2035	1,375	1,631

Pool # 782025, 6.50%, 12/15/2035	488	579

Pool # 617486, 7.00%, 4/15/2037	229	270

Pool # 782212, 7.50%, 10/15/2037	263	311

Pool # BI6868, 5.00%, 3/15/2049	5,349	6,063

Pool # BM1726, 5.00%, 3/15/2049	6,753	7,650

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	2	2

Pool # 1989, 8.50%, 4/20/2025	9	9

Pool # 2006, 8.50%, 5/20/2025	19	21

Pool # 2141, 8.00%, 12/20/2025	3	3

Pool # 2234, 8.00%, 6/20/2026	8	9

Pool # 2270, 8.00%, 8/20/2026	6	7

Pool # 2285, 8.00%, 9/20/2026	7	8

Pool # 2324, 8.00%, 11/20/2026	6	7

Pool # 2499, 8.00%, 10/20/2027	14	16

Pool # 2512, 8.00%, 11/20/2027	14	16

Pool # 2525, 8.00%, 12/20/2027	7	8

Pool # 2549, 7.50%, 2/20/2028	8	9

Pool # 2562, 6.00%, 3/20/2028	40	45

Pool # 2606, 8.00%, 6/20/2028	4	4

Pool # 2633, 8.00%, 8/20/2028	1	1

Pool # 2646, 7.50%, 9/20/2028	26	29

Pool # 2647, 8.00%, 9/20/2028	2	2

Pool # 2781, 6.50%, 7/20/2029	479	552

Pool # 4224, 7.00%, 8/20/2038	154	178

Pool # 4245, 6.00%, 9/20/2038	3,285	3,782

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 783389, 6.00%, 8/20/2039	1,519	1,734

Pool # 783444, 5.50%, 9/20/2039	848	978

Pool # 783967, 4.25%, 12/20/2044	6,120	6,673

Pool # AK8791, 3.75%, 7/20/2045	2,130	2,288

Pool # BD0481, 4.00%, 12/20/2047	2,979	3,196

Pool # BD0484, 4.50%, 12/20/2047	17,630	19,081

Pool # BE0207, 4.50%, 2/20/2048	6,115	6,726

Pool # BE0208, 4.50%, 2/20/2048	9,062	9,875

Pool # BE5169, 4.50%, 2/20/2048	15,895	17,358

Pool # BF2333, 5.50%, 3/20/2048	782	885

Pool # BA7567, 4.50%, 5/20/2048	6,913	7,478

Pool # BG6360, 5.00%, 5/20/2048	13,588	15,306

Pool # BF2574, 5.50%, 5/20/2048	723	807

Pool # BI0728, 5.00%, 7/20/2048	11,524	13,040

Pool # BD0551, 4.50%, 8/20/2048	7,139	7,799

Pool # BI5288, 5.00%, 8/20/2048	14,564	16,407

Pool # BI5289, 5.00%, 8/20/2048	23,111	25,927

Pool # AY2411, 4.25%, 9/20/2048	4,580	5,095

Pool # 784598, 5.00%, 9/20/2048	24,204	27,131

Pool # 784626, 4.50%, 10/20/2048	8,506	9,204

Pool # BK2586, 5.00%, 11/20/2048	9,868	10,866

Pool # BJ7082, 5.00%, 12/20/2048	1,011	1,129

Pool # BJ7085, 5.00%, 12/20/2048	6,140	6,818

Pool # BK7169, 5.00%, 12/20/2048	22,367	24,647

Pool # BK8878, 4.50%, 2/20/2049	6,116	6,613

Pool # BK7189, 5.00%, 2/20/2049	20,620	22,755

Pool # BJ9972, 5.50%, 2/20/2049	3,678	4,127

Pool # BK7198, 4.50%, 3/20/2049	10,331	11,183

Pool # BK7199, 5.00%, 3/20/2049	5,156	5,700

Pool # BL8042, 5.00%, 3/20/2049	12,337	13,888

Pool # BL9333, 5.00%, 3/20/2049	5,943	6,679

Pool # BG0079, 5.50%, 3/20/2049	4,545	5,059

Pool # BI6888, 5.50%, 3/20/2049	1,910	2,142

Pool # BL6756, 5.50%, 3/20/2049	1,142	1,285

Pool # BJ1322, 5.00%, 4/20/2049	7,688	8,644

Pool # BJ9622, 5.00%, 4/20/2049	5,608	6,196

Pool # BK7209, 5.00%, 4/20/2049	25,427	28,121

Pool # BL6758, 5.50%, 4/20/2049	5,662	6,345

Pool # BM9664, 4.50%, 5/20/2049	26,058	28,616

Pool # BM2188, 5.00%, 6/20/2049	802	873

Pool # BM9683, 5.00%, 6/20/2049	49,651	54,955

Pool # BO2880, 5.00%, 6/20/2049	1,167	1,276

Pool # BN3950, 5.50%, 6/20/2049	9,009	10,098

Pool # BN2629, 4.00%, 7/20/2049	21,819	23,750

Pool # BI0926, 5.00%, 7/20/2049	1,890	2,109

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BI0927, 5.00%, 7/20/2049	1,362	1,487

Pool # BM2186, 5.00%, 7/20/2049	1,680	1,843

Pool # BM2187, 5.00%, 7/20/2049	960	1,050

Pool # BO2871, 5.00%, 7/20/2049	883	978

Pool # BO2872, 5.00%, 7/20/2049	2,121	2,345

Pool # BO2878, 5.00%, 7/20/2049	1,295	1,446

Pool # BO2879, 5.00%, 7/20/2049	1,649	1,822

Pool # BO3162, 5.00%, 7/20/2049	77,175	87,588

Pool # BO3173, 5.00%, 7/20/2049	1,648	1,829

Pool # BO3174, 5.00%, 7/20/2049	1,525	1,677

Pool # BO3175, 5.00%, 7/20/2049	1,217	1,360

Pool # BO8226, 5.00%, 7/20/2049	1,336	1,495

Pool # BO8229, 5.00%, 7/20/2049	27,924	31,252

Pool # BO8235, 5.00%, 7/20/2049	1,885	2,082

Pool # BO8236, 5.00%, 7/20/2049	2,679	2,928

Pool # BP4243, 5.00%, 8/20/2049	18,442	20,496

Pool # BN2649, 3.50%, 9/20/2049	6,033	6,472

Pool # BM9713, 4.50%, 9/20/2049	7,591	8,232

Pool # BP4337, 4.50%, 9/20/2049	26,031	28,831

Pool # BQ3224, 4.50%, 9/20/2049	21,254	23,612

Pool # 784810, 5.00%, 9/20/2049	26,471	29,945

Pool # BM9734, 4.00%, 10/20/2049	11,634	12,565

Pool # 784847, 4.50%, 11/20/2049	43,152	47,492

Pool # BQ8694, 4.50%, 11/20/2049	1,223	1,355

Pool # BQ8696, 4.50%, 11/20/2049	1,273	1,416

Pool # BR2686, 4.50%, 11/20/2049	3,535	3,901

Pool # BR2687, 4.50%, 11/20/2049	6,494	7,217

Pool # BR2688, 4.50%, 11/20/2049	3,974	4,398

Pool # BR2689, 4.50%, 11/20/2049	5,450	6,047

Pool # BR2739, 4.50%, 11/20/2049	3,637	4,034

Pool # BR2756, 4.50%, 11/20/2049	2,799	3,112

Pool # BR2757, 4.50%, 11/20/2049	2,694	2,981

Pool # BR3820, 4.50%, 11/20/2049	1,025	1,143

Pool # BR3821, 4.50%, 11/20/2049	2,099	2,314

Pool # BS0953, 4.50%, 11/20/2049	2,408	2,673

Pool # BQ4131, 3.50%, 12/20/2049	20,712	22,117

Pool # BI0940, 4.50%, 12/20/2049	992	1,104

Pool # BQ3796, 4.50%, 12/20/2049	4,634	5,176

Pool # BR2730, 4.50%, 12/20/2049	1,227	1,355

Pool # BR2731, 4.50%, 12/20/2049	1,470	1,634

Pool # BR2732, 4.50%, 12/20/2049	2,223	2,470

Pool # BR2755, 4.50%, 12/20/2049	1,657	1,830

Pool # BR3822, 4.50%, 12/20/2049	2,586	2,874

Pool # BR3823, 4.50%, 12/20/2049	2,551	2,823

Pool # BR3824, 4.50%, 12/20/2049	4,945	5,492

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS0951, 4.50%, 12/20/2049	2,478	2,761

Pool # BS0952, 4.50%, 12/20/2049	1,906	2,118

Pool # BQ4132, 3.50%, 1/20/2050	7,761	8,328

Pool # BQ4133, 3.50%, 1/20/2050	7,669	8,338

Pool # BR1548, 3.50%, 1/20/2050	5,138	5,418

Pool # BS8380, 4.50%, 2/20/2050	9,035	10,129

Pool # BP8085, 3.00%, 3/20/2050	7,031	7,411

Pool # BR3892, 4.00%, 3/20/2050	18,960	21,162

Pool # BT8094, 4.00%, 4/20/2050	1,276	1,427

Pool # BT8095, 4.00%, 4/20/2050	7,044	7,796

Pool # BT8096, 4.00%, 4/20/2050	9,773	10,736

Pool # BT8097, 4.00%, 4/20/2050	10,884	11,930

Pool # BT8098, 4.00%, 4/20/2050	12,766	13,968

Pool # BT8099, 4.00%, 4/20/2050	13,026	14,188

GNMA II, Other

Pool # AD0858, 3.75%, 9/20/2038	639	683

Pool # 4285, 6.00%, 11/20/2038	27	30

Pool # AD0862, 3.75%, 1/20/2039	1,531	1,638

Pool # AC0973, 4.20%, 5/20/2063 (h)	637	645

Pool # 784879, 4.14%, 11/20/2069 (h)	33,000	38,365

Total Mortgage-Backed Securities (Cost $6,265,176)		6,586,432

Asset-Backed Securities — 9.7%

ABFC Trust

Series 2005-AQ1, Class A4, 4.63%, 1/25/2034 ‡ (d)	1,062	1,079

Academic Loan Funding Trust

Series 2013-1A, Class A, 0.98%, 12/26/2044 (a) (h)	2,343	2,264

ACC Trust

Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	12,079	12,142

Accelerated Assets LLC

Series 2018-1, Class A, 3.87%, 12/2/2033 (a)	11,244	11,515

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	9,846	9,009

Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	4,353	3,999

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	7,722	7,179

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	7,442	6,100

American Airlines Pass-Through Trust

Series 2011-1, Class A, 5.25%, 1/31/2021	441	394

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2014-1, Class A, 3.70%, 10/1/2026	295	246

Series 2016-3, Class AA, 3.00%, 10/15/2028	18,377	17,115

Series 2017-1, Class AA, 3.65%, 2/15/2029	4,351	4,156

Series 2019-1, Class AA, 3.15%, 2/15/2032	12,080	11,321

American Credit Acceptance Receivables Trust

Series 2018-1, Class C, 3.55%, 4/10/2024 (a)	1,536	1,539

Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	1,125	1,150

Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	2,030	2,132

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	16,476	17,620

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	7,420	8,158

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	11,254	12,150

Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (a)	2,400	2,596

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	8,100	8,929

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	7,300	8,102

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	8,957	9,618

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	3,750	4,073

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	16,970	18,918

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	1,415	1,582

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	13,550	13,890

Series 2017-4, Class C, 2.60%, 9/18/2023	18,856	19,312

AMSR Trust

Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	40,100	40,775

Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	2,949	2,996

Series 2020-SFR2, Class D, 3.28%, 7/17/2037 (a)	15,495	16,054

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (a)	12,912	13,456

Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	9,600	9,604

Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (a) (h)	7,800	7,593

Aqua Finance Trust

Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	10,689	10,726

Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	21,472	21,899

Series 2020-AA, Class B, 2.79%, 7/17/2046 (a)	2,750	2,759

Arivo Acceptance Auto Loan Receivables Trust

Series 2019-1, Class A, 2.99%, 7/15/2024 (a)	20,380	20,680

Avis Budget Rental Car Funding AESOP LLC

Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	24,040	24,563

B2R Mortgage Trust

Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	913	912

BMW Vehicle Owner Trust

Series 2018-A, Class A3, 2.35%, 4/25/2022	11,332	11,396

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	7,998	7,644

Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	12,789	10,487

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	9,521	8,783

Business Jet Securities LLC

Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	14,663	14,688

Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	30,220	30,215

Series 2018-2, Class B, 5.44%, 6/15/2033 (a)	7,101	7,143

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	40,621	40,727

Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	2,446	2,448

BXG Receivables Note Trust

Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	530	532

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	39,491	39,404

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	42,640	42,640

Capital Auto Receivables Asset Trust

Series 2018-1, Class A3, 2.79%, 1/20/2022 (a)	4,751	4,763

Carnow Auto Receivables Trust

Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	14,000	13,767

CARS-DB4 LP

Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	5,750	5,785

Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	6,000	6,203

Carvana Auto Receivables Trust

Series 2019-4A, Class C, 2.72%, 1/15/2025 (a)	11,000	11,200

Chase Funding Trust

Series 2003-4, Class 1A5, 5.09%, 5/25/2033 ‡ (d)	992	1,032

Series 2003-6, Class 1A5, 4.99%, 11/25/2034 ‡ (d)	1,271	1,332

Series 2003-6, Class 1A7, 4.99%, 11/25/2034 ‡ (d)	2,167	2,259

CIG Auto Receivables Trust

Series 2017-1A, Class A, 2.71%, 5/15/2023 (a)	208	208

Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	3,000	3,079

Citibank Credit Card Issuance Trust

Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,393

Consumer Loan Underlying Bond Credit Trust

Series 2018-P1, Class A, 3.39%, 7/15/2025 (a)	302	302

Continental Airlines Pass-Through Trust

Series 2007-1, Class A, 5.98%, 4/19/2022	2,368	2,253

COOF Securitization Trust Ltd.

Series 2014-1, Class A, IO, 3.08%, 6/25/2040 ‡ (a) (h)	5,136	467

CoreVest American Finance Trust

Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (a)	5,250	5,369

Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (a)	5,526	5,545

Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	37,723	39,574

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CPS Auto Receivables Trust

Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	2,446	2,450

Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	1,405	1,414

Series 2018-B, Class B, 3.23%, 7/15/2022 (a)	1,637	1,639

Series 2017-D, Class C, 3.01%, 10/17/2022 (a)	3,484	3,501

Series 2018-A, Class C, 3.05%, 12/15/2023 (a)	1,607	1,618

CPS Auto Trust

Series 2017-A, Class C, 3.31%, 12/15/2022 (a)	833	834

Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	3,060	3,109

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	5,343	5,366

Series 2018-1A, Class A, 3.01%, 2/16/2027 (a)	7,351	7,386

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	18,903	19,521

Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	25,115	25,082

Crown Castle Towers LLC 4.24%, 7/15/2028 (a)	10,000	11,238

Currency Capital Funding Trust

Series 2018-1A, Class A, 4.41%, 3/17/2026 ‡ (a) (h)	70,000	68,775

Series 2018-1A, Class A2, 4.41%, 3/17/2026 ‡ (a) (h)	1,932	1,898

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M1, 0.93%, 3/25/2034 ‡ (h)	165	164

Series 2004-1, Class M2, 1.00%, 3/25/2034 ‡ (h)	56	55

Series 2004-1, Class 3A, 0.74%, 4/25/2034 ‡ (h)	220	193

CWABS, Inc. Asset-Backed Certificates Trust

Series 2004-6, Class M1, 1.08%, 10/25/2034 (h)	82	76

Diamond Resorts Owner Trust

Series 2017-1A, Class A, 3.27%, 10/22/2029 (a)	6,651	6,709

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	2,340	2,327

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	4,248	4,272

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2017-1, Class D, 3.84%, 3/15/2023	14,788	14,984

Series 2019-2, Class B, 3.17%, 11/15/2023	8,290	8,396

Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	42,443	43,013

Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	14,162	14,409

Series 2018-2, Class C, 3.63%, 8/15/2024	6,346	6,381

Series 2018-3, Class D, 4.30%, 9/16/2024	31,281	32,662

Series 2019-4, Class C, 2.51%, 11/17/2025	16,130	16,450

Series 2019-1, Class D, 4.09%, 6/15/2026	15,350	16,062

Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,710

Series 2019-4, Class D, 2.70%, 2/16/2027	12,550	12,691

DT Auto Owner Trust

Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	841	842

Series 2019-2A, Class B, 2.99%, 4/17/2023 (a)	15,165	15,382

Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	5,866	5,911

Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	8,843	8,894

Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	4,817	4,831

Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	14,372	14,609

Series 2018-2A, Class D, 4.15%, 3/15/2024 (a)	18,000	18,408

Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	9,800	10,128

Elara HGV Timeshare Issuer LLC

Series 2017-A, Class B, 2.96%, 3/25/2030 (a)	4,048	3,987

Series 2017-A, Class C, 3.31%, 3/25/2030 (a)	2,732	2,653

Exeter Automobile Receivables Trust

Series 2016-3A, Class C, 4.22%, 6/15/2022 (a)	2,285	2,300

Series 2018-1A, Class C, 3.03%, 1/17/2023 (a)	7,312	7,360

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	9,251	9,434

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	33,155	33,729

Series 2019-1A, Class C, 3.82%, 12/16/2024 (a)	8,170	8,338

Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	7,600	7,878

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	18,525	18,925

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	22,035	22,327

First Investors Auto Owner Trust

Series 2017-1A, Class C, 2.95%, 4/17/2023 (a)	7,127	7,177

FirstKey Homes Trust

Series 2020-SFR1, Class D, 2.24%, 9/17/2025 (a)	6,450	6,448

Series 2020-SFR1, Class E, 2.79%, 9/17/2025 (a)	11,250	11,272

Flagship Credit Auto Trust

Series 2015-3, Class C, 4.65%, 3/15/2022 (a)	1,748	1,750

Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	17,898	18,163

Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	4,658	4,679

Series 2017-R, 6.05%, 10/18/2023	10,662	10,449

Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	21,324	21,868

FNMA, Grantor Trust

Series 2017-T1, Class A, 2.90%, 6/25/2027	86,529	95,203

Foundation Finance Trust

Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	19,999	20,553

Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	18,930	18,550

Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	57,191	58,946

FREED ABS Trust

Series 2018-1, Class A, 3.61%, 7/18/2024 (a)	1,243	1,244

Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (a)	6,000	6,011

Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	1,504	1,505

Series 2019-1, Class A, 3.42%, 6/18/2026 (a)	1,560	1,561

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	16,311	16,326

GE Capital Mortgage Services, Inc. Trust

Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	150	133

Genesis Sales Finance Master Trust

Series 2019-AA, Class A, 4.68%, 8/20/2023 (a)	26,600	26,762

GLS Auto Receivables Issuer Trust

Series 2019-1A, Class A, 3.37%, 1/17/2023 (a)	3,955	3,985

GLS Auto Receivables Trust

Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	1,324	1,328

Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	441	443

Gold Key Resorts LLC

Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	1,448	1,448

Golden Bear LLC

Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	4,542	4,486

Goodgreen

Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	35,580	36,074

Goodgreen Trust

Series 2016-1A, Class A, 3.23%, 10/15/2052 (a)	16,149	16,863

Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	4,677	4,941

Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	21,476	22,206

HERO (Cayman Islands)

Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	11,824	11,232

HERO Funding (Cayman Islands)

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	18,581	19,465

Series 2018-1A, Class A2, 4.67%, 9/20/2048 (a)	23,756	25,383

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	3,952	3,982

3.75%, 9/21/2044 ‡	8,960	8,389

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	3,727	3,812

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	7,540	7,693

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-4A, Class A1, 3.57%, 9/20/2047 (a)	2,155	2,255

Series 2016-4A, Class A2, 4.29%, 9/20/2047 (a)	4,489	4,753

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	14,717	15,765

HERO Residual Funding (Cayman Islands)

Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	3,306	3,140

Hertz Fleet Lease Funding LP

Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	8,498	8,545

Hertz Vehicle Financing II LP

Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	12,349	12,356

Hilton Grand Vacations Trust

Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	2,044	2,081

Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	15,601	16,129

Home Equity Mortgage Loan Asset-Backed Trust

Series 2006-A, Class A3, 0.38%, 3/25/2036 ‡ (h)	176	174

Hyundai Auto Receivables Trust

Series 2018-A, Class A3, 2.79%, 7/15/2022	6,513	6,580

Kabbage Funding LLC

Series 2019-1, Class A, 3.83%, 3/15/2024 ‡ (a)	22,411	22,202

Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	34,000	28,730

KGS-Alpha SBA COOF Trust

Series 2012-3, Class A, IO, 3.39%, 9/25/2026 ‡ (a) (h)	850	9

Series 2014-1, Class A, IO, 1.54%, 10/25/2032 ‡ (a) (h)	16,764	577

Series 2012-4, Class A, IO, 0.97%, 9/25/2037 ‡ (a) (h)	37,064	920

Series 2012-2, Class A, IO, 0.88%, 8/25/2038 ‡ (a) (h)	20,576	423

Series 2013-2, Class A, IO, 1.79%, 3/25/2039 ‡ (a) (h)	18,711	780

Series 2012-6, Class A, IO, 0.71%, 5/25/2039 ‡ (a) (h)	17,849	265

Series 2014-2, Class A, IO, 2.95%, 4/25/2040 ‡ (a) (h)	4,986	427

Series 2015-2, Class A, IO, 3.67%, 7/25/2041 ‡ (a) (h)	4,162	491

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Lending Point Asset Securitization Trust

Series 2020-1, Class A, 2.51%, 2/10/2026 (a)	10,168	10,166

Lendingpoint Funding Trust

Series 2018-1, Class A2, 4.16%, 11/15/2024 ‡ (a) (h)	37,652	37,275

Lendmark Funding Trust

Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	17,859	17,945

Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (a)	6,150	5,837

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	5,728	5,753

Long Beach Mortgage Loan Trust

Series 2004-1, Class M1, 0.93%, 2/25/2034 ‡ (h)	1,222	1,186

Series 2004-3, Class M1, 1.03%, 7/25/2034 ‡ (h)	301	286

LP LMS Asset Securitization Trust

Series 2019-1A, Class A, 4.21%, 11/10/2025 (a)	17,933	18,175

Series 2020-1A, Class A, 3.97%, 2/10/2026 (a)	27,433	27,903

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	21,923	22,112

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	7,865	7,932

Mariner Finance Issuance Trust

Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	33,360	33,891

Mid-State Capital Corp. Trust

Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	5,520	5,919

Mid-State Capital Trust

Series 2010-1, Class A, 3.50%, 12/15/2045 (a)	1,216	1,239

Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (a)	2,189	2,266

MVW Owner Trust

Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	15,410	15,816

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.00%, 11/25/2033 ‡ (d)	1,236	1,276

NMEF Funding LLC

Series 2019-A, Class A, 2.73%, 8/17/2026 (a)	18,991	19,113

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	11,000	11,184

Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	21,630	21,572

OL SP LLC

Series 2018, Class A, 4.16%, 2/9/2030	3,481	3,561

Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,088	1,085

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	4,162	4,139

OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	25,537	26,115

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	35,735	36,069

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	45,920	46,029

Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (a)	10,949	10,936

Pretium Mortgage Credit Partners I LLC

Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (a) (d)	35,231	34,904

Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (a) (d)	56,171	55,671

Series 2020-NPL2, Class A1, 3.72%, 2/27/2060 ‡ (a) (d)	27,618	27,650

Progress Residential Trust

Series 2017-SFR1, Class E, 4.26%, 8/17/2034 ‡ (a)	6,500	6,610

Series 2018-SFR1, Class E, 4.38%, 3/17/2035 ‡ (a)	12,400	12,568

Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	27,455	28,039

Prosper Marketplace Issuance Trust

Series 2019-1A, Class A, 3.54%, 4/15/2025 (a)	310	310

Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	5,751	5,779

PRPM LLC Series 2020-1A, Class A1, 2.98%, 2/25/2025 ‡ (a) (d)	14,340	14,265

Purchasing Power Funding LLC

Series 2018-A, Class B, 3.58%, 8/15/2022 ‡ (a)	6,845	6,864

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-A, Class C, 3.78%, 8/15/2022 ‡ (a)	6,795	6,822

ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (h)	21,880	20,376

Regional Management Issuance Trust

Series 2018-1, Class A, 3.83%, 7/15/2027 (a)	17,082	17,099

Series 2019-1, Class A, 3.05%, 11/15/2028 (a)	21,818	21,723

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	96	31

Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	6,056	6,279

RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (a)	45,000	45,000

Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (a)	17,677	17,677

Santander Drive Auto Receivables Trust

Series 2018-1, Class D, 3.32%, 3/15/2024	32,463	33,240

Series 2019-2, Class C, 2.90%, 10/15/2024	17,830	18,214

Series 2019-1, Class C, 3.42%, 4/15/2025	16,565	17,013

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.20%, 1/25/2036 ‡ (d)	490	473

Sierra Timeshare Receivables Funding LLC Series 2020-2A, Class C, 3.51%, 7/20/2037 (a)	9,000	9,062

SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (a)	251	251

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,769	3,525

Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	1,798	1,837

Structured Asset Securities Corp. Mortgage Pass-Through Certificates

Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (d)	603	614

Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (d)	482	492

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Structured Asset Securities Corp. Pass-Through Certificates

Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	160	154

Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	422	410

Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	47,475	48,885

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	34,000	34,995

Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 (a)	2,906	2,909

Tricon American Homes Trust

Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (a)	13,723	13,759

Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (a)	4,641	4,774

Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (a)	11,000	10,952

United Airlines Pass-Through Trust

Series 2013-1, Class A, 4.30%, 8/15/2025	964	897

Series 2016-1, Class B, 3.65%, 1/7/2026	793	595

Series 2018-1, Class B, 4.60%, 3/1/2026	3,493	2,608

Series 2014-1, Class A, 4.00%, 4/11/2026	5,679	5,320

Series 2019-2, Class B, 3.50%, 5/1/2028	12,165	8,621

Series 2016-1, Class AA, 3.10%, 7/7/2028	2,441	2,370

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,562	1,460

Series 2018-1, Class AA, 3.50%, 3/1/2030	14,896	13,967

Series 2019-1, Class AA, 4.15%, 8/25/2031	14,566	14,433

Series 2019-1, Class A, 4.55%, 8/25/2031	13,169	11,064

Series 2019-2, Class AA, 2.70%, 5/1/2032	7,501	6,916

Upstart Securitization Trust Series 2018-1, Class C, 5.00%, 8/20/2025 ‡ (a)	603	602

US Auto Funding LLC

Series 2019-1A, Class A, 3.61%, 4/15/2022 (a)	9,774	9,818

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	2,620	2,647

Series 2018-1A, Class A, 5.50%, 7/15/2023 (a)	10,551	10,790

USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	20,000	20,079

VCAT LLC Series 2020-NPL1, Class A1, 3.67%, 8/25/2050 (a) (d)	9,000	9,001

Vericrest Opportunity Loan Trust

Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (a) (d)	20,370	20,212

Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (a) (d)	27,299	27,300

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	40,448	40,030

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (d)	23,380	22,478

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (d)	33,686	33,776

Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (a)	2,918	2,924

VMD-WL1 4.71%, 1/31/2021	25,059	24,911

VOLT LXXX LLC

Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (a) (d)	8,875	8,797

Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 (a) (d)	29,200	28,197

VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 (a) (d)	9,122	9,077

VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (a) (d)	34,867	34,804

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (d)	27,608	27,473

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	53,729	53,336

VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 ‡ (a) (d)	21,903	21,590

Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	8,709	8,391

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Westgate Resorts LLC

Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	4,253	4,262

Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	43,547	44,554

Westlake Automobile Receivables Trust Series 2018-1A, Class C, 2.92%, 5/15/2023 (a)	483	483

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	34,790	35,970

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	13,116	13,328

Total Asset-Backed Securities (Cost $3,370,819)		3,386,283

Collateralized Mortgage Obligations — 8.6%

ACC 1/15/2021 ‡	33,654	33,654

Acre 6.25%, 12/22/2021 ‡	42,290	41,867

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	4,144	4,190

Series 2005-1CB, Class 1A6, IF, IO, 6.92%, 3/25/2035 ‡ (h)	1,244	205

Series 2005-22T1, Class A2, IF, IO, 4.89%, 6/25/2035 ‡ (h)	4,769	829

Series 2005-20CB, Class 3A8, IF, IO, 4.57%, 7/25/2035 ‡ (h)	4,152	618

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,714	1,693

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	62	42

Series 2005-37T1, Class A2, IF, IO, 4.87%, 9/25/2035 ‡ (h)	16,599	2,824

Series 2005-54CB, Class 1A2, IF, IO, 4.67%, 11/25/2035 ‡ (h)	6,410	1,058

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,622	1,551

Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	23	22

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	682	663

American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (h)	22	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Antler Mortgage Trust

Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (a)	21,281	21,339

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (a)	23,197	23,239

ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a)	1,301	1,249

Banc of America Alternative Loan Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	8	7

Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	263	264

Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 ‡	835	129

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	205	164

Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	246	265

Series 2004-C, Class 1A1, 4.41%, 12/20/2034 (h)	295	292

Series 2005-E, Class 4A1, 3.86%, 3/20/2035 (h)	52	53

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	194	187

Series 2005-7, Class 30, PO, 11/25/2035 ‡	185	167

Series 2005-8, Class 30, PO, 1/25/2036 ‡	77	57

Series 2006-1, Class X, PO, 1/25/2036 ‡	106	77

Banc of America Mortgage Trust Series 2003-C, Class 3A1, 4.00%, 4/25/2033 (h)	98	96

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (h)	264	265

Bear Stearns ARM Trust

Series 2003-2, Class A5, 4.01%, 1/25/2033 (a) (h)	876	863

Series 2003-7, Class 3A, 3.31%, 10/25/2033 (h)	49	46

Series 2004-2, Class 14A, 3.69%, 5/25/2034 (h)	376	357

Series 2006-1, Class A1, 3.84%, 2/25/2036 (h)	1,158	1,164

Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (a) (d)	11,242	11,263

Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	80	74

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	38	33

Chase Mortgage Finance Trust

Series 2007-A2, Class 1A1, 3.52%, 6/25/2035 (h)	209	200

Series 2007-A2, Class 2A1, 3.53%, 6/25/2035 (h)	368	363

Series 2007-A1, Class 2A1, 3.16%, 2/25/2037 (h)	471	465

Series 2007-A1, Class 7A1, 3.36%, 2/25/2037 (h)	74	73

Series 2007-A1, Class 9A1, 3.77%, 2/25/2037 (h)	242	237

Series 2007-A1, Class 1A3, 3.78%, 2/25/2037 (h)	261	258

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	14

Series 2002-18, PO, 11/25/2032 ‡	55	50

Series 2004-3, Class A26, 5.50%, 4/25/2034	223	227

Series 2004-3, Class A4, 5.75%, 4/25/2034	151	155

Series 2004-HYB1, Class 2A, 3.27%, 5/20/2034 (h)	77	75

Series 2004-HYB3, Class 2A, 3.00%, 6/20/2034 (h)	500	486

Series 2004-7, Class 2A1, 3.56%, 6/25/2034 (h)	55	57

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	923	953

Series 2004-HYB6, Class A3, 3.55%, 11/20/2034 (h)	291	290

Series 2005-14, Class A2, 5.50%, 7/25/2035	173	147

Series 2005-16, Class A23, 5.50%, 9/25/2035	77	69

Series 2005-22, Class 2A1, 3.46%, 11/25/2035 (h)	1,196	1,099

Citicorp Mortgage Securities Trust

Series 2006-1, Class 2A1, 5.00%, 2/25/2021	13	14

Series 2006-4, Class 1A2, 6.00%, 8/25/2036	397	404

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	1	1

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (h)	441	439

Citigroup Mortgage Loan Trust

Series 2009-10, Class 1A1, 3.50%, 9/25/2033 (a) (h)	1,336	1,320

Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (h)	3,475	3,487

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3, PO, 9/25/2033 ‡	35	32

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	25	26

Series 2003-1, Class 2, PO, 10/25/2033 ‡	20	17

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	25	24

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	145	149

Series 2004-UST1, Class A6, 2.95%, 8/25/2034 (h)	81	76

Series 2005-1, Class 2A1A, 2.51%, 2/25/2035 (h)	189	161

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	852	883

Series 2005-5, Class 1A2, 3.06%, 8/25/2035 (h)	527	413

Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (h) (k)	8,628	136

Credit Suisse First Boston Mortgage Securities Corp.

Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82	75

Series 2003-1, Class DB1, 6.73%, 2/25/2033 (h)	570	581

Series 2003-AR15, Class 3A1, 3.49%, 6/25/2033 (h)	199	196

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	339	350

Series 2003-23, Class 1P, PO, 10/25/2033 ‡	338	284

CSFB Mortgage-Backed Pass-Through Certificates

Series 2003-27, Class 5A3, 5.25%, 11/25/2033	168	170

Series 2003-27, Class 5A4, 5.25%, 11/25/2033	193	197

Series 2004-4, Class 2A4, 5.50%, 9/25/2034	286	297

Series 2004-8, Class 1A4, 5.50%, 12/25/2034	657	684

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2005-9, Class AP, PO, 10/25/2035 ‡	126		105

Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,518		18

Series 2005-10, Class AP, PO, 11/25/2035 ‡	66		46

CSMA SFR

Zero Coupon, 4/25/2023 ‡	52,170		51,779

CSMA SFR Holdings II 7/25/2023 ‡	47,500		47,453

CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	5,428		6,979

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust

Series 2005-1, Class 2A1, 5.03%, 2/25/2020 (h)	94		93

Series 2005-3, Class 1A1, 4.27%, 6/25/2020 (h)	141		141

DT Asset Trust 5.84%, 12/16/2022	21,900		21,922

FHLMC - GNMA

Series 8, Class ZA, 7.00%, 3/25/2023	31		33

Series 24, Class ZE, 6.25%, 11/25/2023	28		30

Series 29, Class L, 7.50%, 4/25/2024	192		206

FHLMC, Reference REMIC

Series R006, Class ZA, 6.00%, 4/15/2036	2,329		2,795

Series R007, Class ZA, 6.00%, 5/15/2036	3,103		3,710

FHLMC, REMIC

Series 1065, Class J, 9.00%, 4/15/2021	—	(i)	—	(i)

Series 1084, Class F, 1.11%, 5/15/2021 (h)	—	(i)	—	(i)

Series 1084, Class S, HB, IF, 44.50%, 5/15/2021 (h)	—	(i)	—	(i)

Series 1144, Class KB, 8.50%, 9/15/2021	4		4

Series 3688, Class CU, 6.92%, 11/15/2021 (h)	39		39

Series 3284, Class CB, 5.00%, 3/15/2022	—	(i)	—	(i)

Series 1206, Class IA, 7.00%, 3/15/2022	1		1

Series 1250, Class J, 7.00%, 5/15/2022	2		2

Series 1343, Class LB, 7.50%, 8/15/2022	3		4

Series 1343, Class LA, 8.00%, 8/15/2022	9		9

Series 1370, Class JA, 1.31%, 9/15/2022 (h)	6		6

Series 2512, Class PG, 5.50%, 10/15/2022	161		168

Series 1455, Class WB, IF, 4.59%, 12/15/2022 (h)	7		7

Series 2535, Class BK, 5.50%, 12/15/2022	49		50

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1470, Class F, 1.76%, 2/15/2023 (h)	1	1

Series 1466, Class PZ, 7.50%, 2/15/2023	59	62

Series 2586, Class HD, 5.50%, 3/15/2023	615	644

Series 1498, Class I, 1.31%, 4/15/2023 (h)	39	39

Series 2595, Class HC, 5.50%, 4/15/2023	723	758

Series 1502, Class PX, 7.00%, 4/15/2023	62	65

Series 1491, Class I, 7.50%, 4/15/2023	12	13

Series 1798, Class F, 5.00%, 5/15/2023	60	63

Series 1505, Class Q, 7.00%, 5/15/2023	7	8

Series 1518, Class G, IF, 8.79%, 5/15/2023 (h)	27	29

Series 2033, Class J, 5.60%, 6/15/2023	136	142

Series 1541, Class O, 0.00%, 7/15/2023 (h)	28	28

Series 2638, Class DS, IF, 8.44%, 7/15/2023 (h)	44	47

Series 1541, Class M, HB, IF, 24.51%, 7/15/2023 (h)	6	7

Series 1570, Class F, 2.18%, 8/15/2023 (h)	2	2

Series 1608, Class L, 6.50%, 9/15/2023	192	206

Series 1573, Class PZ, 7.00%, 9/15/2023	47	50

Series 2571, Class SK, HB, IF, 33.80%, 9/15/2023 (h)	21	29

Series 1591, Class PV, 6.25%, 10/15/2023	28	29

Series 1602, Class SA, HB, IF, 22.18%, 10/15/2023 (h)	24	29

Series 2709, Class PG, 5.00%, 11/15/2023	857	898

Series 2710, Class HB, 5.50%, 11/15/2023	179	186

Series 1642, Class PJ, 6.00%, 11/15/2023	77	81

Series 2720, Class PC, 5.00%, 12/15/2023	90	94

Series 1983, Class Z, 6.50%, 12/15/2023	48	51

Series 2283, Class K, 6.50%, 12/15/2023	58	61

Series 1658, Class GZ, 7.00%, 1/15/2024	27	29

Series 1700, Class GA, PO, 2/15/2024	12	12

Series 1865, Class D, PO, 2/15/2024	52	51

Series 1671, Class L, 7.00%, 2/15/2024	14	15

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	19	21

Series 1686, Class SH, IF, 18.84%, 2/15/2024 (h)	3	4

Series 1709, Class FA, 0.00%, 3/15/2024 (h)	2	2

Series 1699, Class FC, 0.77%, 3/15/2024 (h)	5	5

Series 1695, Class EB, 7.00%, 3/15/2024	24	26

Series 1706, Class K, 7.00%, 3/15/2024	143	153

Series 2033, Class SN, HB, IF, 28.37%, 3/15/2024 (h)	16	3

Series 1720, Class PL, 7.50%, 4/15/2024	84	90

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2306, Class K, PO, 5/15/2024	22	22

Series 2306, Class SE, IF, IO, 10.00%, 5/15/2024 (h)	53	7

Series 1737, Class L, 6.00%, 6/15/2024	93	99

Series 1745, Class D, 7.50%, 8/15/2024	33	37

Series 3614, Class QB, 4.00%, 12/15/2024	1,096	1,151

Series 2903, Class Z, 5.00%, 12/15/2024	265	284

Series 2967, Class S, HB, IF, 32.93%, 4/15/2025 (h)	82	108

Series 3684, Class CY, 4.50%, 6/15/2025	3,746	3,977

Series 3022, Class SX, IF, 16.47%, 8/15/2025 (h)	35	43

Series 3051, Class DP, HB, IF, 27.32%, 10/15/2025 (h)	106	150

Series 3793, Class AB, 3.50%, 1/15/2026	3,745	3,940

Series 1829, Class ZB, 6.50%, 3/15/2026	12	13

Series 1863, Class Z, 6.50%, 7/15/2026	96	102

Series 1890, Class H, 7.50%, 9/15/2026	18	20

Series 1899, Class ZE, 8.00%, 9/15/2026	47	55

Series 1927, Class ZA, 6.50%, 1/15/2027	76	85

Series 1927, Class PH, 7.50%, 1/15/2027	125	143

Series 1963, Class Z, 7.50%, 1/15/2027	46	53

Series 1935, Class FL, 0.86%, 2/15/2027 (h)	3	3

Series 1981, Class Z, 6.00%, 5/15/2027	98	107

Series 1970, Class PG, 7.25%, 7/15/2027	5	6

Series 1987, Class PE, 7.50%, 9/15/2027	42	49

Series 2019, Class Z, 6.50%, 12/15/2027	58	65

Series 2038, Class PN, IO, 7.00%, 3/15/2028	72	11

Series 2040, Class PE, 7.50%, 3/15/2028	220	257

Series 2054, Class PV, 7.50%, 5/15/2028	78	90

Series 2063, Class PG, 6.50%, 6/15/2028	114	129

Series 2064, Class TE, 7.00%, 6/15/2028	14	16

Series 2070, Class C, 6.00%, 7/15/2028	64	72

Series 2075, Class PM, 6.25%, 8/15/2028	243	271

Series 2075, Class PH, 6.50%, 8/15/2028	227	259

Series 2086, Class GB, 6.00%, 9/15/2028	44	50

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	92	9

Series 2095, Class PE, 6.00%, 11/15/2028	208	235

Series 2106, Class ZD, 6.00%, 12/15/2028	391	443

Series 2388, Class FB, 0.76%, 1/15/2029 (h)	94	94

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2110, Class PG, 6.00%, 1/15/2029	542	616

Series 2125, Class JZ, 6.00%, 2/15/2029	120	131

Series 2126, Class CB, 6.25%, 2/15/2029	583	652

Series 2132, Class SB, HB, IF, 29.88%, 3/15/2029 (h)	15	24

Series 2141, IO, 7.00%, 4/15/2029	8	1

Series 2169, Class TB, 7.00%, 6/15/2029	478	553

Series 2163, Class PC, IO, 7.50%, 6/15/2029	38	4

Series 2172, Class QC, 7.00%, 7/15/2029	269	317

Series 2176, Class OJ, 7.00%, 8/15/2029	121	142

Series 3800, Class AI, IO, 4.00%, 11/15/2029	389	6

Series 2196, Class TL, 7.50%, 11/15/2029	1	1

Series 2201, Class C, 8.00%, 11/15/2029	98	113

Series 2204, Class GB, 8.00%, 12/20/2029 (h)	6	6

Series 2208, Class PG, 7.00%, 1/15/2030	238	282

Series 2209, Class TC, 8.00%, 1/15/2030	65	77

Series 2210, Class Z, 8.00%, 1/15/2030	230	279

Series 2224, Class CB, 8.00%, 3/15/2030	54	65

Series 3654, Class DC, 5.00%, 4/15/2030	6,098	7,118

Series 2230, Class Z, 8.00%, 4/15/2030	76	91

Series 2234, Class PZ, 7.50%, 5/15/2030	56	67

Series 2247, Class Z, 7.50%, 8/15/2030	53	63

Series 2256, Class MC, 7.25%, 9/15/2030	132	159

Series 2259, Class ZM, 7.00%, 10/15/2030	171	203

Series 2262, Class Z, 7.50%, 10/15/2030	16	19

Series 2271, Class PC, 7.25%, 12/15/2030	170	203

Series 2296, Class PD, 7.00%, 3/15/2031	100	119

Series 2313, Class LA, 6.50%, 5/15/2031	37	43

Series 2325, Class PM, 7.00%, 6/15/2031	85	102

Series 2359, Class ZB, 8.50%, 6/15/2031	203	249

Series 2333, Class HC, 6.00%, 7/15/2031	79	92

Series 2332, Class ZH, 7.00%, 7/15/2031	201	239

Series 2344, Class ZD, 6.50%, 8/15/2031	1,224	1,425

Series 2344, Class ZJ, 6.50%, 8/15/2031	128	152

Series 2345, Class NE, 6.50%, 8/15/2031	88	103

Series 2351, Class PZ, 6.50%, 8/15/2031	110	126

Series 2367, Class ME, 6.50%, 10/15/2031	116	131

Series 2399, Class OH, 6.50%, 1/15/2032	153	180

Series 2399, Class TH, 6.50%, 1/15/2032	176	208

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2418, Class FO, 1.06%, 2/15/2032 (h)	474	479

Series 2410, Class OE, 6.38%, 2/15/2032	117	128

Series 2410, Class NG, 6.50%, 2/15/2032	203	239

Series 2420, Class XK, 6.50%, 2/15/2032	243	286

Series 2475, Class S, IF, IO, 7.84%, 2/15/2032 (h)	489	100

Series 2410, Class QX, IF, IO, 8.49%, 2/15/2032 (h)	106	23

Series 2412, Class SP, IF, 15.78%, 2/15/2032 (h)	293	400

Series 2410, Class QS, IF, 19.08%, 2/15/2032 (h)	253	403

Series 2423, Class TB, 6.50%, 3/15/2032	324	366

Series 2430, Class WF, 6.50%, 3/15/2032	319	379

Series 2423, Class MC, 7.00%, 3/15/2032	183	219

Series 2423, Class MT, 7.00%, 3/15/2032	225	270

Series 2444, Class ES, IF, IO, 7.79%, 3/15/2032 (h)	208	43

Series 2450, Class SW, IF, IO, 7.84%, 3/15/2032 (h)	136	28

Series 2434, Class ZA, 6.50%, 4/15/2032	665	750

Series 2435, Class CJ, 6.50%, 4/15/2032	539	634

Series 2441, Class GF, 6.50%, 4/15/2032	75	88

Series 2434, Class TC, 7.00%, 4/15/2032	394	470

Series 2436, Class MC, 7.00%, 4/15/2032	115	132

Series 2455, Class GK, 6.50%, 5/15/2032	224	263

Series 2450, Class GZ, 7.00%, 5/15/2032	212	256

Series 2458, Class ZM, 6.50%, 6/15/2032	201	229

Series 2466, Class DH, 6.50%, 6/15/2032	138	156

Series 2466, Class PH, 6.50%, 6/15/2032	261	307

Series 2474, Class NR, 6.50%, 7/15/2032	262	298

Series 2484, Class LZ, 6.50%, 7/15/2032	316	381

Series 3393, Class JO, PO, 9/15/2032	831	779

Series 2500, Class MC, 6.00%, 9/15/2032	283	332

Series 2835, Class QO, PO, 12/15/2032	42	40

Series 2571, Class FY, 0.91%, 12/15/2032 (h)	308	313

Series 2543, Class YX, 6.00%, 12/15/2032	588	674

Series 2544, Class HC, 6.00%, 12/15/2032	307	356

Series 2571, Class SY, IF, 18.21%, 12/15/2032 (h)	182	268

Series 2552, Class ME, 6.00%, 1/15/2033	375	442

Series 2567, Class QD, 6.00%, 2/15/2033	337	399

Series 2575, Class ME, 6.00%, 2/15/2033	1,438	1,678

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2596, Class QG, 6.00%, 3/15/2033	240	270

Series 2586, Class WI, IO, 6.50%, 3/15/2033	158	31

Series 2631, Class SA, IF, 14.55%, 6/15/2033 (h)	553	746

Series 2653, Class PZ, 5.00%, 7/15/2033	3,313	3,694

Series 2642, Class SL, IF, 6.72%, 7/15/2033 (h)	4	5

Series 2692, Class SC, IF, 12.96%, 7/15/2033 (h)	193	259

Series 4238, Class WY, 3.00%, 8/15/2033	4,297	4,688

Series 2671, Class S, IF, 14.46%, 9/15/2033 (h)	151	212

Series 2733, Class SB, IF, 7.86%, 10/15/2033 (h)	4,251	5,045

Series 2780, Class SY, IF, 16.14%, 11/15/2033 (h)	76	107

Series 2722, Class PF, 0.76%, 12/15/2033 (h)	1,272	1,272

Series 3920, Class LP, 5.00%, 1/15/2034	2,020	2,337

Series 2744, Class PE, 5.50%, 2/15/2034	22	23

Series 2802, Class OH, 6.00%, 5/15/2034	978	1,097

Series 2990, Class SL, HB, IF, 23.90%, 6/15/2034 (h)	284	363

Series 3611, PO, 7/15/2034	824	786

Series 3305, Class MG, IF, 2.38%, 7/15/2034 (h)	323	349

Series 2990, Class GO, PO, 2/15/2035	253	236

Series 2929, Class MS, HB, IF, 27.45%, 2/15/2035 (h)	318	491

Series 3077, Class TO, PO, 4/15/2035	345	336

Series 2968, Class EH, 6.00%, 4/15/2035	9,187	10,626

Series 2981, Class FA, 0.56%, 5/15/2035 (h)	419	421

Series 2988, Class AF, 0.46%, 6/15/2035 (h)	563	562

Series 2990, Class WP, IF, 16.58%, 6/15/2035 (h)	12	16

Series 3014, Class OD, PO, 8/15/2035	59	53

Series 3085, Class WF, 0.96%, 8/15/2035 (h)	412	419

Series 3029, Class SO, PO, 9/15/2035	158	156

Series 3064, Class SG, IF, 19.46%, 11/15/2035 (h)	260	401

Series 3101, Class UZ, 6.00%, 1/15/2036	924	1,108

Series 3102, Class HS, HB, IF, 23.97%, 1/15/2036 (h)	56	83

Series 3117, Class AO, PO, 2/15/2036	543	531

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3117, Class EO, PO, 2/15/2036	208	196

Series 3117, Class OG, PO, 2/15/2036	174	165

Series 3117, Class OK, PO, 2/15/2036	181	172

Series 3122, Class OH, PO, 3/15/2036	335	315

Series 3122, Class OP, PO, 3/15/2036	312	304

Series 3134, PO, 3/15/2036	50	48

Series 3122, Class ZB, 6.00%, 3/15/2036	23	35

Series 3138, PO, 4/15/2036	262	252

Series 3147, PO, 4/15/2036	646	631

Series 3607, Class AO, PO, 4/15/2036	507	468

Series 3607, Class BO, PO, 4/15/2036	928	883

Series 3137, Class XP, 6.00%, 4/15/2036	606	722

Series 3219, Class DI, IO, 6.00%, 4/15/2036	507	109

Series 3819, Class ZQ, 6.00%, 4/15/2036	5,055	6,028

Series 3149, Class SO, PO, 5/15/2036	119	102

Series 3151, PO, 5/15/2036	282	267

Series 3153, Class EO, PO, 5/15/2036	398	367

Series 3233, Class OP, PO, 5/15/2036	73	69

Series 3998, Class GF, 0.61%, 5/15/2036 (h)	1,986	1,990

Series 3171, Class MO, PO, 6/15/2036	663	645

Series 3164, Class MG, 6.00%, 6/15/2036	120	132

Series 3523, Class SD, IF, 19.22%, 6/15/2036 (h)	157	222

Series 3179, Class OA, PO, 7/15/2036	188	179

Series 3181, Class AZ, 6.50%, 7/15/2036	747	877

Series 3195, Class PD, 6.50%, 7/15/2036	546	633

Series 3194, Class SA, IF, IO, 6.94%, 7/15/2036 (h)	63	11

Series 3200, PO, 8/15/2036	270	258

Series 3200, Class AY, 5.50%, 8/15/2036	1,195	1,402

Series 3645, Class KZ, 5.50%, 8/15/2036	427	498

Series 3202, Class HI, IF, IO, 6.49%, 8/15/2036 (h)	3,987	875

Series 3213, Class OA, PO, 9/15/2036	154	142

Series 3218, Class AO, PO, 9/15/2036	123	107

Series 3225, Class EO, PO, 10/15/2036	309	294

Series 3232, Class ST, IF, IO, 6.54%, 10/15/2036 (h)	404	85

Series 3704, Class DT, 7.50%, 11/15/2036	4,044	4,974

Series 3256, PO, 12/15/2036	157	148

Series 3704, Class CT, 7.00%, 12/15/2036	9,452	11,535

Series 3704, Class ET, 7.50%, 12/15/2036	3,370	4,201

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3261, Class OA, PO, 1/15/2037	165	155

Series 3260, Class CS, IF, IO, 5.98%, 1/15/2037 (h)	268	54

Series 3274, Class JO, PO, 2/15/2037	47	46

Series 3510, Class OD, PO, 2/15/2037	459	444

Series 3275, Class FL, 0.60%, 2/15/2037 (h)	322	323

Series 3274, Class B, 6.00%, 2/15/2037	282	319

Series 3286, PO, 3/15/2037	65	60

Series 3290, Class SB, IF, IO, 6.29%, 3/15/2037 (h)	458	93

Series 3443, Class SY, IF, 9.00%, 3/15/2037 (h)	153	191

Series 3373, Class TO, PO, 4/15/2037	174	163

Series 3302, Class UT, 6.00%, 4/15/2037	457	541

Series 3316, PO, 5/15/2037	305	279

Series 3318, Class AO, PO, 5/15/2037	12	11

Series 3607, PO, 5/15/2037	1,708	1,597

Series 3315, Class HZ, 6.00%, 5/15/2037	467	535

Series 3326, Class JO, PO, 6/15/2037	32	29

Series 3331, PO, 6/15/2037	172	164

Series 3607, Class OP, PO, 7/15/2037	1,514	1,388

Series 4032, Class TO, PO, 7/15/2037	2,368	2,165

Series 4048, Class FJ, 0.57%, 7/15/2037 (h)	5,354	5,354

Series 3344, Class SL, IF, IO, 6.44%, 7/15/2037 (h)	345	65

Series 3365, PO, 9/15/2037	238	220

Series 3371, Class FA, 0.76%, 9/15/2037 (h)	119	121

Series 3387, Class SA, IF, IO, 6.26%, 11/15/2037 (h)	1,878	366

Series 3383, Class SA, IF, IO, 6.29%, 11/15/2037 (h)	1,169	257

Series 3404, Class SC, IF, IO, 5.84%, 1/15/2038 (h)	2,273	469

Series 3422, Class SE, IF, 17.05%, 2/15/2038 (h)	87	114

Series 3423, Class PB, 5.50%, 3/15/2038	2,026	2,371

Series 3424, Class PI, IF, IO, 6.64%, 4/15/2038 (h)	1,076	255

Series 3453, Class B, 5.50%, 5/15/2038	207	236

Series 3461, Class LZ, 6.00%, 6/15/2038	113	133

Series 3461, Class Z, 6.00%, 6/15/2038	2,694	3,116

Series 3455, Class SE, IF, IO, 6.04%, 6/15/2038 (h)	991	173

Series 3481, Class SJ, IF, IO, 5.69%, 8/15/2038 (h)	1,716	340

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3895, Class WA, 5.70%, 10/15/2038 (h)	835	951

Series 3501, Class CB, 5.50%, 1/15/2039	1,343	1,564

Series 3546, Class A, 3.18%, 2/15/2039 (h)	483	499

Series 3511, Class SA, IF, IO, 5.84%, 2/15/2039 (h)	688	128

Series 4095, Class FB, 0.56%, 4/15/2039 (h)	1,925	1,928

Series 4087, Class FA, 0.61%, 5/15/2039 (h)	1,183	1,185

Series 3531, Class SM, IF, IO, 5.94%, 5/15/2039 (h)	128	22

Series 3531, Class SA, IF, IO, 6.14%, 5/15/2039 (h)	821	76

Series 3549, Class FA, 1.36%, 7/15/2039 (h)	211	214

Series 3680, Class MA, 4.50%, 7/15/2039	3,041	3,221

Series 4073, Class MF, 0.61%, 8/15/2039 (h)	287	288

Series 4219, Class JA, 3.50%, 8/15/2039	2,299	2,353

Series 3607, Class TO, PO, 10/15/2039	839	783

Series 3795, Class EI, IO, 5.00%, 10/15/2039	1,603	118

Series 3608, Class SC, IF, IO, 6.09%, 12/15/2039 (h)	704	134

Series 3621, Class BO, PO, 1/15/2040	751	713

Series 3802, Class LS, IF, IO, 3.05%, 1/15/2040 (h)	4,350	226

Series 3632, Class BS, IF, 16.96%, 2/15/2040 (h)	2,427	3,577

Series 3966, Class BF, 0.66%, 10/15/2040 (h)	839	841

Series 3740, Class SB, IF, IO, 5.84%, 10/15/2040 (h)	3,114	477

Series 3740, Class SC, IF, IO, 5.84%, 10/15/2040 (h)	2,337	430

Series 3801, Class GB, 4.50%, 11/15/2040	1,072	1,183

Series 3779, Class GZ, 4.50%, 12/15/2040	12,034	13,331

Series 3779, Class Z, 4.50%, 12/15/2040	30,649	33,793

Series 3860, Class PZ, 5.00%, 5/15/2041	11,697	14,193

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	1,711	1,912

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	4,777	5,293

Series 4048, Class FB, 0.56%, 10/15/2041 (h)	4,737	4,745

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3957, Class B, 4.00%, 11/15/2041	3,859		4,296

Series 3966, Class NA, 4.00%, 12/15/2041	2,396		2,684

Series 4012, Class FN, 0.66%, 3/15/2042 (h)	6,087		6,121

Series 4077, Class FB, 0.66%, 7/15/2042 (h)	2,805		2,824

Series 4217, Class KY, 3.00%, 6/15/2043	1,794		2,004

Series 4257, Class DZ, 2.50%, 10/15/2043	5,808		6,183

Series 4374, Class NC, 3.75%, 2/15/2046 (d)	810		812

Series 3688, Class GT, 7.38%, 11/15/2046 (h)	4,582		5,450

Series 4784, Class NZ, 4.00%, 5/15/2048	4,391		4,816

Series 4822, Class Z, 4.00%, 5/15/2048	16,614		18,316

Series 4809, Class KZ, 4.00%, 6/15/2048	20,717		22,716

Series 4818, Class DZ, 4.00%, 6/15/2048	16,301		17,722

Series 4807, Class EZ, 4.00%, 7/15/2048	8,450		9,423

Series 4809, Class ZM, 4.00%, 7/15/2048	32,711		36,441

Series 4822, Class ZB, 4.00%, 7/15/2048	9,395		10,330

Series 4838, Class KZ, 4.00%, 9/15/2048	10,760		11,653

Series 4837, Class ZB, 4.00%, 10/15/2048	8,906		10,040

FHLMC, STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(i)	—	(i)

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(i)	—	(i)

Series 197, PO, 4/1/2028	408		396

Series 233, Class 11, IO, 5.00%, 9/15/2035	888		156

Series 233, Class 12, IO, 5.00%, 9/15/2035	751		141

Series 233, Class 13, IO, 5.00%, 9/15/2035	1,424		247

Series 239, Class S30, IF, IO, 7.54%, 8/15/2036 (h)	2,599		655

Series 264, Class F1, 0.71%, 7/15/2042 (h)	14,105		14,194

Series 262, Class 35, 3.50%, 7/15/2042	30,556		34,088

Series 270, Class F1, 0.66%, 8/15/2042 (h)	5,598		5,680

Series 299, Class 300, 3.00%, 1/15/2043	3,053		3,236

Series 310, PO, 9/15/2043	6,594		6,019

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.27%, 7/25/2032 (h)	449		511

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series T-48, Class 1A, 4.83%, 7/25/2033 (h)	1,341	1,508

Series T-76, Class 2A, 1.94%, 10/25/2037 (h)	9,277	9,950

Series T-42, Class A5, 7.50%, 2/25/2042	1,823	2,252

Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	319	428

Series T-54, Class 2A, 6.50%, 2/25/2043	1,898	2,333

Series T-54, Class 3A, 7.00%, 2/25/2043	617	764

Series T-56, Class A5, 5.23%, 5/25/2043	4,255	4,936

Series T-57, Class 1AP, PO, 7/25/2043	160	141

Series T-57, Class 1A3, 7.50%, 7/25/2043	422	544

Series T-58, Class A, PO, 9/25/2043	174	152

Series T-58, Class 4A, 7.50%, 9/25/2043	2,281	2,728

Series T-59, Class 1AP, PO, 10/25/2043	205	162

Series T-59, Class 1A2, 7.00%, 10/25/2043	2,385	3,004

Series T-62, Class 1A1, 2.37%, 10/25/2044 (h)	3,220	3,315

First Horizon Alternative Mortgage Securities Trust

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	725	551

Series 2007-FA4, Class 1A2, IF, IO, 5.47%, 8/25/2037 ‡ (h)	6,305	1,632

FNMA Trust, Whole Loan

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,716	2,040

Series 2003-W8, Class 3F1, 0.58%, 5/25/2042 (h)	231	230

Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	429	502

Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	726	861

Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	2,700	3,075

Series 2003-W6, Class 3A, 6.50%, 9/25/2042	992	1,171

Series 2003-W8, Class 2A, 7.00%, 10/25/2042	1,086	1,306

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	343	405

Series 2004-W8, Class 3A, 7.50%, 6/25/2044	343	413

Series 2004-W15, Class 2AF, 0.43%, 8/25/2044 (h)	1,037	1,031

Series 2005-W3, Class 2AF, 0.40%, 3/25/2045 (h)	8,326	8,294

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	456		531

Series 2006-W2, Class 2A, 3.58%, 11/25/2045 (h)	1,061		1,131

Series 2006-W2, Class 1AF1, 0.40%, 2/25/2046 (h)	3,724		3,723

FNMA, Grantor Trust, Whole Loan

Series 1999-T2, Class A1, 7.50%, 1/19/2039 (h)	508		556

Series 2001-T3, Class A1, 7.50%, 11/25/2040	820		932

Series 2002-T16, Class A2, 7.00%, 7/25/2042	947		1,155

Series 2004-T2, Class 2A, 4.13%, 7/25/2043 (h)	851		900

Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,550		1,841

Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	181		214

Series 2004-T3, Class PT1, 10.15%, 1/25/2044 (h)	188		231

Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	2,293		2,724

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	993		1,196

FNMA, REMIC

Series 1990-134, Class SC, HB, IF, 21.34%, 11/25/2020 (h)	—	(i)	—	(i)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)

Series 1991-24, Class Z, 5.00%, 3/25/2021	—	(i)	—	(i)

Series 2001-4, Class PC, 7.00%, 3/25/2021	4		4

Series 1991-42, Class S, IF, 17.37%, 5/25/2021 (h)	—	(i)	—	(i)

Series G-14, Class L, 8.50%, 6/25/2021	—	(i)	—	(i)

Series G-18, Class Z, 8.75%, 6/25/2021	—	(i)	—	(i)

Series 2001-48, Class Z, 6.50%, 9/25/2021	84		85

Series G-51, Class SA, HB, IF, 28.83%, 12/25/2021 (h)	—	(i)	—	(i)

Series 2002-5, Class PK, 6.00%, 2/25/2022	116		119

Series 2002-1, Class HC, 6.50%, 2/25/2022	20		20

Series 2007-15, Class NO, PO, 3/25/2022	36		36

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	—	(i)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series G92-42, Class Z, 7.00%, 7/25/2022	1		1

Series G92-35, Class E, 7.50%, 7/25/2022	20		20

Series 1992-117, Class MA, 8.00%, 7/25/2022	35		37

Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		1

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)

Series 1992-136, Class PK, 6.00%, 8/25/2022	7		7

Series 1996-59, Class J, 6.50%, 8/25/2022	7		7

Series G92-52, Class FD, 0.20%, 9/25/2022 (h)	2		2

Series 1992-143, Class MA, 5.50%, 9/25/2022	3		3

Series 2002-54, Class PG, 6.00%, 9/25/2022	214		221

Series G92-54, Class ZQ, 7.50%, 9/25/2022	11		12

Series 1992-163, Class M, 7.75%, 9/25/2022	10		11

Series 1992-150, Class M, 8.00%, 9/25/2022	38		40

Series G92-62, Class B, PO, 10/25/2022	4		4

Series G92-59, Class F, 1.38%, 10/25/2022 (h)	2		2

Series G92-61, Class Z, 7.00%, 10/25/2022	4		5

Series 1992-188, Class PZ, 7.50%, 10/25/2022	23		24

Series G93-1, Class KA, 7.90%, 1/25/2023	19		20

Series G93-5, Class Z, 6.50%, 2/25/2023	11		11

Series 1997-61, Class ZC, 7.00%, 2/25/2023	104		110

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	4		4

Series 2003-17, Class EQ, 5.50%, 3/25/2023	427		445

Series G93-14, Class J, 6.50%, 3/25/2023	7		8

Series 1993-37, Class PX, 7.00%, 3/25/2023	75		79

Series 1993-25, Class J, 7.50%, 3/25/2023	24		25

Series 1993-21, Class KA, 7.70%, 3/25/2023	11		11

Series 1998-4, Class C, PO, 4/25/2023	5		5

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-23, Class EQ, 5.50%, 4/25/2023	827	863

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	17	18

Series 1993-54, Class Z, 7.00%, 4/25/2023	23	24

Series 1993-62, Class SA, IF, 18.94%, 4/25/2023 (h)	11	12

Series 1998-43, Class SA, HB, IF, 21.25%, 4/25/2023 (h)	20	4

Series 2003-39, Class LW, 5.50%, 5/25/2023	192	200

Series 1993-56, Class PZ, 7.00%, 5/25/2023	262	277

Series 2008-47, Class SI, IF, IO, 6.32%, 6/25/2023 (h)	43	1

Series 2008-61, Class BH, 4.50%, 7/25/2023	267	276

Series 1993-136, Class ZB, 6.00%, 7/25/2023 (h)	116	123

Series 1993-122, Class M, 6.50%, 7/25/2023	6	6

Series 1993-99, Class Z, 7.00%, 7/25/2023	130	138

Series 2002-1, Class G, 7.00%, 7/25/2023	88	93

Series G93-27, Class FD, 1.06%, 8/25/2023 (h)	13	13

Series 2002-83, Class CS, 6.88%, 8/25/2023	126	133

Series 1993-141, Class Z, 7.00%, 8/25/2023	215	228

Series 1999-38, Class SK, IF, IO, 7.87%, 8/25/2023 (h)	4	—	(i)

Series 1996-14, Class SE, IF, IO, 10.00%, 8/25/2023 (h)	114	12

Series 1993-205, Class H, PO, 9/25/2023	10	10

Series G93-37, Class H, PO, 9/25/2023	3	3

Series 1993-178, Class PK, 6.50%, 9/25/2023	12	12

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	8	9

Series 1993-165, Class SD, IF, 13.41%, 9/25/2023 (h)	6	7

Series 1993-183, Class KA, 6.50%, 10/25/2023	177	189

Series 1993-189, Class PL, 6.50%, 10/25/2023	65	69

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	4	4

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1999-52, Class NS, HB, IF, 22.89%, 10/25/2023 (h)	11		13

Series 1993-179, Class SB, HB, IF, 26.77%, 10/25/2023 (h)	6		7

Series 1994-9, Class E, PO, 11/25/2023	1		1

Series 1995-19, Class Z, 6.50%, 11/25/2023	69		73

Series 1993-230, Class FA, 0.78%, 12/25/2023 (h)	6		6

Series 1993-247, Class FE, 1.18%, 12/25/2023 (h)	15		15

Series 1993-225, Class UB, 6.50%, 12/25/2023	19		20

Series 1993-247, Class SU, IF, 12.27%, 12/25/2023 (h)	7		8

Series 2002-1, Class UD, HB, IF, 23.89%, 12/25/2023 (h)	15		19

Series 1993-247, Class SA, HB, IF, 27.99%, 12/25/2023 (h)	18		22

Series 2009-9, IO, 5.00%, 2/25/2024	1		—	(i)

Series 2009-15, Class MI, IO, 5.00%, 3/25/2024	—	(i)	—

Series 2009-18, IO, 5.00%, 3/25/2024	—	(i)	—	(i)

Series 1994-37, Class L, 6.50%, 3/25/2024	56		60

Series 1994-40, Class Z, 6.50%, 3/25/2024	356		384

Series 1994-62, Class PK, 7.00%, 4/25/2024	530		565

Series 1994-63, Class PK, 7.00%, 4/25/2024	225		243

Series 2004-53, Class NC, 5.50%, 7/25/2024	55		58

Series 2004-65, Class EY, 5.50%, 8/25/2024	603		636

Series 2004-81, Class JG, 5.00%, 11/25/2024	969		1,021

Series 1995-2, Class Z, 8.50%, 1/25/2025	11		12

Series G95-1, Class C, 8.80%, 1/25/2025	22		25

Series 2005-67, Class EY, 5.50%, 8/25/2025	710		766

Series 2005-121, Class DX, 5.50%, 1/25/2026	435		465

Series 2006-94, Class GK, HB, IF, 32.37%, 10/25/2026 (h)	98		149

Series 1996-48, Class Z, 7.00%, 11/25/2026	139		152

Series 1997-20, IO, 1.84%, 3/25/2027 (h)	44		1

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (h)	15	—	(i)

Series 1997-27, Class J, 7.50%, 4/18/2027	31	36

Series 1997-29, Class J, 7.50%, 4/20/2027	47	54

Series 1997-32, Class PG, 6.50%, 4/25/2027	104	116

Series 1997-39, Class PD, 7.50%, 5/20/2027	174	199

Series 1997-42, Class ZC, 6.50%, 7/18/2027	9	10

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	48	4

Series 1998-36, Class ZB, 6.00%, 7/18/2028	56	63

Series 2008-55, Class S, IF, IO, 7.42%, 7/25/2028 (h)	1,596	212

Series 1998-66, Class SB, IF, IO, 7.97%, 12/25/2028 (h)	30	2

Series 2009-11, Class NB, 5.00%, 3/25/2029	1,212	1,293

Series 1999-18, Class Z, 5.50%, 4/18/2029	65	71

Series 1999-17, Class C, 6.35%, 4/25/2029	33	37

Series 1999-62, Class PB, 7.50%, 12/18/2029	53	61

Series 2000-2, Class ZE, 7.50%, 2/25/2030	275	323

Series 2000-20, Class SA, IF, IO, 8.92%, 7/25/2030 (h)	86	12

Series 2000-52, IO, 8.50%, 1/25/2031	15	3

Series 2001-7, Class PF, 7.00%, 3/25/2031	35	41

Series 2011-31, Class DB, 3.50%, 4/25/2031	7,031	7,628

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	210	35

Series 2001-30, Class PM, 7.00%, 7/25/2031	123	149

Series 2001-36, Class DE, 7.00%, 8/25/2031	222	263

Series 2001-49, Class Z, 6.50%, 9/25/2031	51	59

Series 2001-44, Class MY, 7.00%, 9/25/2031	297	356

Series 2001-44, Class PD, 7.00%, 9/25/2031	60	72

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-44, Class PU, 7.00%, 9/25/2031	36	43

Series 2001-60, Class QS, HB, IF, 23.89%, 9/25/2031 (h)	155	232

Series 2001-52, Class KB, 6.50%, 10/25/2031	38	43

Series 2003-52, Class SX, HB, IF, 22.42%, 10/25/2031 (h)	96	159

Series 2001-60, Class PX, 6.00%, 11/25/2031	376	437

Series 2001-61, Class Z, 7.00%, 11/25/2031	410	493

Series 2004-74, Class SW, IF, 15.20%, 11/25/2031 (h)	120	167

Series 2001-72, Class SX, IF, 17.06%, 12/25/2031 (h)	12	16

Series 2001-81, Class LO, PO, 1/25/2032	14	14

Series 2002-1, Class SA, HB, IF, 24.62%, 2/25/2032 (h)	29	43

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	360	13

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	5	6

Series 2002-21, Class LO, PO, 4/25/2032	12	12

Series 2002-15, Class ZA, 6.00%, 4/25/2032	940	1,059

Series 2002-21, Class PE, 6.50%, 4/25/2032	169	199

Series 2002-28, Class PK, 6.50%, 5/25/2032	347	408

Series 2002-37, Class Z, 6.50%, 6/25/2032	145	165

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	639	107

Series 2002-48, Class GH, 6.50%, 8/25/2032	443	529

Series 2002-71, Class AP, 5.00%, 11/25/2032	95	104

Series 2011-39, Class ZA, 6.00%, 11/25/2032	2,768	3,223

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	128	155

Series 2004-61, Class SH, HB, IF, 23.29%, 11/25/2032 (h)	48	77

Series 2004-59, Class BG, PO, 12/25/2032	74	71

Series 2002-78, Class Z, 5.50%, 12/25/2032	879	1,021

Series 2002-77, Class S, IF, 14.16%, 12/25/2032 (h)	61	81

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-9, Class NZ, 6.50%, 2/25/2033	152	176

Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	158	11

Series 2003-22, Class UD, 4.00%, 4/25/2033	1,515	1,690

Series 2003-35, Class EA, PO, 5/25/2033	43	41

Series 2003-42, Class GB, 4.00%, 5/25/2033	85	95

Series 2003-34, Class AX, 6.00%, 5/25/2033	275	324

Series 2003-34, Class ED, 6.00%, 5/25/2033	1,246	1,463

Series 2003-34, Class GE, 6.00%, 5/25/2033	591	679

Series 2003-39, IO, 6.00%, 5/25/2033 (h)	67	12

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	635	137

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	1,144	132

Series 2003-47, Class PE, 5.75%, 6/25/2033	437	502

Series 2004-4, Class QI, IF, IO, 6.92%, 6/25/2033 (h)	300	17

Series 2004-4, Class QM, IF, 13.85%, 6/25/2033 (h)	223	246

Series 2003-64, Class SX, IF, 13.36%, 7/25/2033 (h)	175	225

Series 2003-132, Class OA, PO, 8/25/2033	28	27

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	1,593	288

Series 2003-73, Class HC, 5.50%, 8/25/2033	732	853

Series 2003-71, Class DS, IF, 7.26%, 8/25/2033 (h)	689	816

Series 2003-74, Class SH, IF, 9.85%, 8/25/2033 (h)	81	102

Series 2005-56, Class TP, IF, 17.62%, 8/25/2033 (h)	204	256

Series 2003-91, Class SD, IF, 12.21%, 9/25/2033 (h)	112	142

Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	8,708

Series 2003-105, Class AZ, 5.50%, 10/25/2033	5,431	6,328

Series 2003-116, Class SB, IF, IO, 7.42%, 11/25/2033 (h)	811	172

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-44, Class P, PO, 12/25/2033	630	598

Series 2003-122, Class ZJ, 6.00%, 12/25/2033	4,388	5,223

Series 2003-130, Class CS, IF, 13.75%, 12/25/2033 (h)	8	9

Series 2004-87, Class F, 0.93%, 1/25/2034 (h)	958	971

Series 2003-130, Class SX, IF, 11.26%, 1/25/2034 (h)	23	27

Series 2003-131, Class SK, IF, 15.85%, 1/25/2034 (h)	70	82

Series 2004-46, Class EP, PO, 3/25/2034	663	656

Series 2004-28, Class PF, 0.58%, 3/25/2034 (h)	608	609

Series 2004-17, Class H, 5.50%, 4/25/2034	1,682	1,986

Series 2004-25, Class SA, IF, 19.04%, 4/25/2034 (h)	337	506

Series 2004-36, Class FA, 0.58%, 5/25/2034 (h)	1,736	1,742

Series 2004-46, Class SK, IF, 16.02%, 5/25/2034 (h)	92	128

Series 2004-36, Class SA, IF, 19.04%, 5/25/2034 (h)	742	1,148

Series 2004-46, Class QB, HB, IF, 23.30%, 5/25/2034 (h)	142	227

Series 2004-50, Class VZ, 5.50%, 7/25/2034	2,779	3,182

Series 2004-51, Class SY, IF, 13.89%, 7/25/2034 (h)	105	135

Series 2005-93, Class MF, 0.43%, 8/25/2034 (h)	332	332

Series 2004-79, Class SP, IF, 19.32%, 11/25/2034 (h)	18	19

Series 2006-60, Class DO, PO, 4/25/2035	26	26

Series 2005-25, Class PF, 0.53%, 4/25/2035 (h)	806	808

Series 2005-42, Class PS, IF, 16.56%, 5/25/2035 (h)	39	50

Series 2005-74, Class CS, IF, 19.54%, 5/25/2035 (h)	677	884

Series 2005-74, Class SK, IF, 19.65%, 5/25/2035 (h)	466	611

Series 2005-74, Class CP, HB, IF, 24.11%, 5/25/2035 (h)	155	208

Series 2005-59, Class SU, HB, IF, 24.62%, 6/25/2035 (h)	225	385

Series 2005-56, Class S, IF, IO, 6.53%, 7/25/2035 (h)	518	121

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-66, Class SG, IF, 16.94%, 7/25/2035 (h)	221	330

Series 2005-68, Class PG, 5.50%, 8/25/2035	690	791

Series 2005-73, Class ZB, 5.50%, 8/25/2035	4,942	5,754

Series 2005-73, Class PS, IF, 16.26%, 8/25/2035 (h)	269	375

Series 2005-72, Class SB, IF, 16.44%, 8/25/2035 (h)	232	324

Series 2005-90, PO, 9/25/2035	77	77

Series 2005-75, Class SV, HB, IF, 23.50%, 9/25/2035 (h)	63	96

Series 2010-39, Class OT, PO, 10/25/2035	169	165

Series 2005-84, Class XM, 5.75%, 10/25/2035	592	673

Series 2005-90, Class ES, IF, 16.44%, 10/25/2035 (h)	277	398

Series 2005-106, Class US, HB, IF, 23.92%, 11/25/2035 (h)	1,286	1,971

Series 2005-110, Class GL, 5.50%, 12/25/2035	3,678	4,306

Series 2006-46, Class UC, 5.50%, 12/25/2035	313	338

Series 2005-109, Class PC, 6.00%, 12/25/2035	103	116

Series 2006-15, Class OT, PO, 1/25/2036	3	3

Series 2006-39, Class WC, 5.50%, 1/25/2036	205	224

Series 2006-16, Class OA, PO, 3/25/2036	132	125

Series 2006-8, Class WQ, PO, 3/25/2036	1,356	1,241

Series 2006-12, Class BZ, 5.50%, 3/25/2036	1,629	1,864

Series 2006-16, Class HZ, 5.50%, 3/25/2036	438	507

Series 2006-8, Class JZ, 5.50%, 3/25/2036	1,857	2,196

Series 2006-8, Class WN, IF, IO, 6.52%, 3/25/2036 (h)	4,971	1,209

Series 2006-11, Class PS, HB, IF, 23.92%, 3/25/2036 (h)	128	213

Series 2006-22, Class AO, PO, 4/25/2036	451	429

Series 2006-23, Class KO, PO, 4/25/2036	156	152

Series 2006-27, Class OH, PO, 4/25/2036	315	299

Series 2006-23, Class FK, 0.43%, 4/25/2036 (h)	684	682

Series 2006-33, Class LS, HB, IF, 29.36%, 5/25/2036 (h)	144	251

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-43, PO, 6/25/2036	123	120

Series 2006-43, Class DO, PO, 6/25/2036	373	348

Series 2006-44, Class GO, PO, 6/25/2036	239	226

Series 2006-50, Class JO, PO, 6/25/2036	854	803

Series 2006-50, Class PS, PO, 6/25/2036	1,033	1,010

Series 2006-46, Class FW, 0.58%, 6/25/2036 (h)	268	268

Series 2006-53, Class US, IF, IO, 6.40%, 6/25/2036 (h)	1,028	201

Series 2006-46, Class SW, HB, IF, 23.56%, 6/25/2036 (h)	43	70

Series 2006-113, PO, 7/25/2036	41	41

Series 2006-58, PO, 7/25/2036	142	134

Series 2006-58, Class AP, PO, 7/25/2036	79	74

Series 2006-65, Class QO, PO, 7/25/2036	277	263

Series 2006-56, Class FC, 0.47%, 7/25/2036 (h)	2,286	2,286

Series 2006-58, Class FL, 0.64%, 7/25/2036 (h)	229	230

Series 2006-71, Class ZL, 6.00%, 7/25/2036	3,153	3,723

Series 2006-58, Class IG, IF, IO, 6.34%, 7/25/2036 (h)	443	81

Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,394	1,670

Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,847	2,244

Series 2006-60, Class AK, HB, IF, 28.10%, 7/25/2036 (h)	140	227

Series 2006-62, Class PS, HB, IF, 38.85%, 7/25/2036 (h)	105	230

Series 2006-72, Class TO, PO, 8/25/2036	96	89

Series 2006-79, Class DO, PO, 8/25/2036	197	193

Series 2006-79, Class OP, PO, 8/25/2036	291	270

Series 2006-79, Class DF, 0.53%, 8/25/2036 (h)	833	834

Series 2007-7, Class SG, IF, IO, 6.32%, 8/25/2036 (h)	810	282

Series 2006-77, Class PC, 6.50%, 8/25/2036	848	976

Series 2006-78, Class BZ, 6.50%, 8/25/2036	207	244

Series 2006-86, Class OB, PO, 9/25/2036	287	273

Series 2006-90, Class AO, PO, 9/25/2036	225	215

Series 2008-42, Class AO, PO, 9/25/2036	107	100

Series 2006-85, Class MZ, 6.50%, 9/25/2036	91	107

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-19, Class PW, 4.50%, 10/25/2036	1,250	1,413

Series 2006-95, Class SG, HB, IF, 25.50%, 10/25/2036 (h)	163	271

Series 2006-109, PO, 11/25/2036	71	66

Series 2006-110, PO, 11/25/2036	438	413

Series 2006-111, Class EO, PO, 11/25/2036	196	182

Series 2006-115, Class OK, PO, 12/25/2036	243	227

Series 2006-119, PO, 12/25/2036	102	98

Series 2006-118, Class A1, 0.24%, 12/25/2036 (h)	437	435

Series 2006-118, Class A2, 0.24%, 12/25/2036 (h)	1,944	1,927

Series 2006-117, Class GS, IF, IO, 6.47%, 12/25/2036 (h)	746	128

Series 2006-115, Class ES, HB, IF, 25.86%, 12/25/2036 (h)	34	56

Series 2006-128, PO, 1/25/2037	250	235

Series 2009-70, Class CO, PO, 1/25/2037	640	597

Series 2006-128, Class BP, 5.50%, 1/25/2037	149	163

Series 2007-10, Class FD, 0.43%, 2/25/2037 (h)	546	546

Series 2007-1, Class SD, HB, IF, 37.95%, 2/25/2037 (h)	73	261

Series 2007-14, Class OP, PO, 3/25/2037	189	181

Series 2007-77, Class FG, 0.68%, 3/25/2037 (h)	494	498

Series 2007-16, Class FC, 0.93%, 3/25/2037 (h)	312	325

Series 2009-63, Class P, 5.00%, 3/25/2037	41	47

Series 2007-22, Class SC, IF, IO, 5.90%, 3/25/2037 (h)	32	1

Series 2007-18, Class MZ, 6.00%, 3/25/2037	493	558

Series 2007-14, Class ES, IF, IO, 6.26%, 3/25/2037 (h)	1,770	333

Series 2007-28, Class EO, PO, 4/25/2037	636	592

Series 2007-35, Class SI, IF, IO, 5.92%, 4/25/2037 (h)	462	51

Series 2007-29, Class SG, HB, IF, 22.08%, 4/25/2037 (h)	324	543

Series 2007-43, Class FL, 0.48%, 5/25/2037 (h)	346	346

Series 2007-42, Class B, 6.00%, 5/25/2037	984	1,153

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-54, Class FA, 0.58%, 6/25/2037 (h)	1,713	1,727

Series 2007-98, Class FB, 0.63%, 6/25/2037 (h)	165	173

Series 2007-92, Class YS, IF, IO, 5.60%, 6/25/2037 (h)	320	53

Series 2007-53, Class SH, IF, IO, 5.92%, 6/25/2037 (h)	995	171

Series 2007-54, Class WI, IF, IO, 5.92%, 6/25/2037 (h)	384	79

Series 2007-92, Class YA, 6.50%, 6/25/2037	192	224

Series 2007-67, PO, 7/25/2037	449	421

Series 2007-97, Class FC, 0.68%, 7/25/2037 (h)	259	261

Series 2007-70, Class Z, 5.50%, 7/25/2037	1,149	1,318

Series 2007-72, Class EK, IF, IO, 6.22%, 7/25/2037 (h)	2,878	583

Series 2007-65, Class KI, IF, IO, 6.44%, 7/25/2037 (h)	1,139	189

Series 2007-60, Class AX, IF, IO, 6.97%, 7/25/2037 (h)	4,670	1,201

Series 2007-62, Class SE, IF, 16.06%, 7/25/2037 (h)	252	340

Series 2012-14, Class FB, 0.63%, 8/25/2037 (h)	32	32

Series 2007-76, Class AZ, 5.50%, 8/25/2037	316	360

Series 2007-76, Class ZG, 6.00%, 8/25/2037	421	494

Series 2007-78, Class CB, 6.00%, 8/25/2037	101	119

Series 2007-78, Class PE, 6.00%, 8/25/2037	478	557

Series 2007-81, Class GE, 6.00%, 8/25/2037	530	608

Series 2007-79, Class SB, HB, IF, 23.37%, 8/25/2037 (h)	410	667

Series 2012-87, Class KF, 0.63%, 9/25/2037 (h)	1,211	1,213

Series 2007-88, Class VI, IF, IO, 6.36%, 9/25/2037 (h)	1,481	327

Series 2007-85, Class SL, IF, 15.71%, 9/25/2037 (h)	95	134

Series 2009-86, Class OT, PO, 10/25/2037	4,098	3,809

Series 2007-100, Class SM, IF, IO, 6.27%, 10/25/2037 (h)	1,175	240

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-91, Class ES, IF, IO, 6.28%, 10/25/2037 (h)	1,645	362

Series 2007-108, Class SA, IF, IO, 6.18%, 12/25/2037 (h)	57	9

Series 2007-109, Class AI, IF, IO, 6.22%, 12/25/2037 (h)	1,388	220

Series 2007-112, Class SA, IF, IO, 6.27%, 12/25/2037 (h)	1,497	345

Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,213	1,474

Series 2007-116, Class HI, IO, 2.50%, 1/25/2038 (h)	2,662	108

Series 2008-1, Class BI, IF, IO, 5.73%, 2/25/2038 (h)	1,259	242

Series 2008-4, Class SD, IF, IO, 5.82%, 2/25/2038 (h)	3,058	569

Series 2008-18, Class FA, 1.08%, 3/25/2038 (h)	280	286

Series 2008-16, Class IS, IF, IO, 6.02%, 3/25/2038 (h)	361	58

Series 2008-10, Class XI, IF, IO, 6.05%, 3/25/2038 (h)	471	90

Series 2008-20, Class SA, IF, IO, 6.81%, 3/25/2038 (h)	679	147

Series 2008-18, Class SP, IF, 13.65%, 3/25/2038 (h)	171	219

Series 2011-22, Class MA, 6.50%, 4/25/2038	101	102

Series 2008-32, Class SA, IF, IO, 6.67%, 4/25/2038 (h)	340	66

Series 2008-27, Class SN, IF, IO, 6.72%, 4/25/2038 (h)	532	105

Series 2008-28, Class QS, HB, IF, 20.17%, 4/25/2038 (h)	202	316

Series 2008-44, PO, 5/25/2038	15	14

Series 2008-46, Class HI, IO, 2.21%, 6/25/2038 (h)	1,053	61

Series 2008-56, Class AC, 5.00%, 7/25/2038	308	348

Series 2008-60, Class JC, 5.00%, 7/25/2038	352	405

Series 2011-47, Class ZA, 5.50%, 7/25/2038	1,382	1,609

Series 2008-53, Class CI, IF, IO, 7.02%, 7/25/2038 (h)	394	72

Series 2008-80, Class SA, IF, IO, 5.67%, 9/25/2038 (h)	1,365	266

Series 2008-81, Class SB, IF, IO, 5.67%, 9/25/2038 (h)	1,104	187

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-148, Class MA, 4.00%, 2/25/2039	188	188

Series 2009-4, Class BD, 4.50%, 2/25/2039	48	53

Series 2009-6, Class GS, IF, IO, 6.37%, 2/25/2039 (h)	1,009	211

Series 2009-17, Class QS, IF, IO, 6.47%, 3/25/2039 (h)	368	67

Series 2012-89, Class FD, 0.63%, 4/25/2039 (h)	1,059	1,061

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	635	102

Series 2009-47, Class MT, 7.00%, 7/25/2039	20	23

Series 2009-59, Class HB, 5.00%, 8/25/2039	2,311	2,649

Series 2009-60, Class HT, 6.00%, 8/25/2039	2,889	3,434

Series 2009-65, Class MT, 5.00%, 9/25/2039	1,301	1,417

Series 2009-69, Class WA, 6.04%, 9/25/2039 (h)	1,081	1,240

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,435	256

Series 2009-84, Class WS, IF, IO, 5.72%, 10/25/2039 (h)	349	54

Series 2009-103, Class MB, 3.60%, 12/25/2039 (h)	1,336	1,392

Series 2009-99, Class SC, IF, IO, 6.00%, 12/25/2039 (h)	457	71

Series 2009-99, Class WA, 6.30%, 12/25/2039 (h)	2,380	2,747

Series 2009-113, Class AO, PO, 1/25/2040	353	318

Series 2009-112, Class ST, IF, IO, 6.07%, 1/25/2040 (h)	1,049	223

Series 2010-1, Class WA, 6.22%, 2/25/2040 (h)	477	546

Series 2010-16, Class WB, 6.21%, 3/25/2040 (h)	1,629	1,889

Series 2010-16, Class WA, 6.44%, 3/25/2040 (h)	1,694	1,944

Series 2010-49, Class SC, IF, 12.31%, 3/25/2040 (h)	2,130	2,880

Series 2010-40, Class FJ, 0.78%, 4/25/2040 (h)	370	372

Series 2010-35, Class SB, IF, IO, 6.24%, 4/25/2040 (h)	753	131

Series 2010-35, Class SJ, IF, 17.08%, 4/25/2040 (h)	1,025	1,443

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2010-43, Class FD, 0.78%, 5/25/2040 (h)	614	621

Series 2010-42, Class S, IF, IO, 6.22%, 5/25/2040 (h)	434	83

Series 2010-63, Class AP, PO, 6/25/2040	577	543

Series 2010-64, Class DM, 5.00%, 6/25/2040	4,049	4,581

Series 2010-58, Class MB, 5.50%, 6/25/2040	6,743	7,657

Series 2010-71, Class HJ, 5.50%, 7/25/2040	2,633	3,081

Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	2,108

Series 2010-111, Class AM, 5.50%, 10/25/2040	9,376	11,206

Series 2010-125, Class SA, IF, IO, 4.26%, 11/25/2040 (h)	4,423	527

Series 2011-101, Class FM, 0.73%, 1/25/2041 (h)	697	702

Series 2010-147, Class SA, IF, IO, 6.35%, 1/25/2041 (h)	5,059	1,185

Series 2011-30, Class LS, IO, 3.00%, 4/25/2041 (h)	4,765	311

Series 2011-149, Class EF, 0.68%, 7/25/2041 (h)	479	481

Series 2011-75, Class FA, 0.73%, 8/25/2041 (h)	1,102	1,109

Series 2011-149, Class MF, 0.68%, 11/25/2041 (h)	1,702	1,712

Series 2011-118, Class LB, 7.00%, 11/25/2041	7,743	9,579

Series 2011-118, Class MT, 7.00%, 11/25/2041	9,104	11,208

Series 2011-118, Class NT, 7.00%, 11/25/2041	7,951	9,548

Series 2012-99, Class FA, 0.63%, 9/25/2042 (h)	2,409	2,418

Series 2012-101, Class FC, 0.68%, 9/25/2042 (h)	1,376	1,377

Series 2012-97, Class FB, 0.68%, 9/25/2042 (h)	5,153	5,192

Series 2012-108, Class F, 0.68%, 10/25/2042 (h)	4,078	4,100

Series 2013-81, Class TA, 3.00%, 2/25/2043	6,000	6,333

Series 2013-4, Class AJ, 3.50%, 2/25/2043	2,957	3,307

Series 2013-92, PO, 9/25/2043	8,948	8,236

Series 2013-101, Class DO, PO, 10/25/2043	7,182	6,235

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-128, PO, 12/25/2043	14,897	13,768

Series 2013-135, PO, 1/25/2044	5,567	4,790

Series 2014-29, Class PS, IF, IO, 5.87%, 5/25/2044 (h)	5,456	892

Series 2018-63, Class DA, 3.50%, 9/25/2048	9,631	10,212

Series 2018-94, Class DZ, 4.00%, 1/25/2049	16,150	18,261

Series 2010-103, Class SB, IF, IO, 5.92%, 11/25/2049 (h)	674	68

Series 2011-2, Class WA, 5.85%, 2/25/2051 (h)	790	909

Series 2011-58, Class WA, 5.43%, 7/25/2051 (h)	262	304

FNMA, REMIC Trust

Series 2006-72, Class GO, PO, 8/25/2036	494	480

Series 2007-42, Class AO, PO, 5/25/2037	64	60

FNMA, REMIC Trust, Whole Loan

Series 2004-W10, Class A6, 5.75%, 8/25/2034	4,279	4,926

Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	230	260

Series 2007-W5, PO, 6/25/2037	177	167

Series 2007-W7, Class 1A4, HB, IF, 38.13%, 7/25/2037 (h)	137	290

Series 2003-W4, Class 2A, 5.77%, 10/25/2042 (h)	108	124

Series 2003-W1, Class 1A1, 5.22%, 12/25/2042 (h)	799	885

Series 2003-W1, Class 2A, 5.72%, 12/25/2042 (h)	212	239

Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	616	750

Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,146	1,382

Series 2006-W3, Class 2A, 6.00%, 9/25/2046	872	996

Series 2007-W10, Class 2A, 6.28%, 8/25/2047 (h)	99	114

Series 2009-W1, Class A, 6.00%, 12/25/2049	3,877	4,490

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 0.38%, 6/27/2036 (h)	2,843	2,798

Series 2007-64, Class FB, 0.55%, 7/25/2037 (h)	450	453

Series 2007-106, Class A7, 6.20%, 10/25/2037 (h)	446	515

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2002-90, Class A1, 6.50%, 6/25/2042	452		533

FNMA, STRIPS

Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(i)	—

Series 218, Class 2, IO, 7.50%, 4/25/2023	3		—	(i)

Series 265, Class 2, 9.00%, 3/25/2024	3		3

Series 300, Class 1, PO, 9/25/2024	295		287

Series 329, Class 1, PO, 1/25/2033	65		61

Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	86		13

Series 365, Class 8, IO, 5.50%, 5/25/2036	336		70

Series 374, Class 5, IO, 5.50%, 8/25/2036	221		41

Series 393, Class 6, IO, 5.50%, 4/25/2037	99		16

Series 383, Class 33, IO, 6.00%, 1/25/2038	222		44

Series 412, Class F2, 0.68%, 8/25/2042 (h)	4,898		4,950

Series 411, Class F1, 0.73%, 8/25/2042 (h)	11,639		11,715

FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.44%, 11/25/2046 (h)	6,599		6,519

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.53%, 6/19/2035 (h)	471		443

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	604		604

Series 2001-35, Class SA, IF, IO, 8.09%, 8/16/2031 (h)	107		—	(i)

Series 2002-52, Class GH, 6.50%, 7/20/2032	496		496

Series 2003-114, Class SH, IF, 14.41%, 11/17/2032 (h)	88		99

Series 2002-75, Class PB, 6.00%, 11/20/2032	965		1,009

Series 2010-14, Class AO, PO, 12/20/2032	49		49

Series 2011-43, Class ZQ, 5.50%, 1/16/2033	2,743		2,975

Series 2003-58, Class BE, 6.50%, 1/20/2033	720		789

Series 2003-11, Class SK, IF, IO, 6.08%, 2/16/2033 (h)	240		1

Series 2008-29, PO, 2/17/2033	51		50

Series 2003-12, Class SP, IF, IO, 6.12%, 2/20/2033 (h)	160		23

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-24, PO, 3/16/2033	53	52

Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,375	1,510

Series 2003-46, Class TC, 6.50%, 3/20/2033	404	450

Series 2003-25, Class PZ, 5.50%, 4/20/2033	1,508	1,629

Series 2003-46, Class MG, 6.50%, 5/20/2033	533	610

Series 2003-52, Class AP, PO, 6/16/2033	293	279

Series 2003-75, Class ZX, 6.00%, 9/16/2033	859	983

Series 2003-90, PO, 10/20/2033	43	42

Series 2010-41, Class WA, 5.82%, 10/20/2033 (h)	1,057	1,197

Series 2003-97, Class SA, IF, IO, 6.39%, 11/16/2033 (h)	556	61

Series 2003-112, Class SA, IF, IO, 4.93%, 12/16/2033 (h)	563	70

Series 2004-28, Class S, IF, 19.22%, 4/16/2034 (h)	286	434

Series 2005-7, Class JM, IF, 16.36%, 5/18/2034 (h)	19	23

Series 2004-46, PO, 6/20/2034	488	485

Series 2004-49, Class Z, 6.00%, 6/20/2034	1,853	2,124

Series 2004-73, Class AE, IF, 14.52%, 8/17/2034 (h)	89	94

Series 2010-103, Class WA, 5.71%, 8/20/2034 (h)	563	650

Series 2004-73, Class JL, IF, IO, 6.39%, 9/16/2034 (h)	1,951	404

Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (h)	209	229

Series 2004-71, Class SB, HB, IF, 28.69%, 9/20/2034 (h)	209	341

Series 2004-83, Class AP, IF, 13.91%, 10/16/2034 (h)	16	18

Series 2004-89, Class LS, HB, IF, 23.79%, 10/16/2034 (h)	170	279

Series 2004-90, Class SI, IF, IO, 5.94%, 10/20/2034 (h)	2,865	490

Series 2004-96, Class SC, IF, IO, 5.92%, 11/20/2034 (h)	1,528	12

Series 2005-3, Class SK, IF, IO, 6.59%, 1/20/2035 (h)	1,910	461

Series 2005-68, Class DP, IF, 16.04%, 6/17/2035 (h)	632	824

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-79, Class CS, IF, 6.64%, 6/20/2035 (h)	995	1,103

Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	196	35

Series 2005-66, Class SP, HB, IF, 20.29%, 8/16/2035 (h)	109	176

Series 2010-14, Class CO, PO, 8/20/2035	1,153	1,092

Series 2005-65, Class SA, HB, IF, 22.13%, 8/20/2035 (h)	27	49

Series 2005-72, Class AZ, 5.50%, 9/20/2035	1,069	1,216

Series 2005-68, Class KI, IF, IO, 6.14%, 9/20/2035 (h)	3,986	860

Series 2005-82, PO, 10/20/2035	257	234

Series 2010-14, Class BO, PO, 11/20/2035	363	345

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	387	62

Series 2006-20, Class QA, 5.75%, 2/20/2036	163	173

Series 2006-16, Class OP, PO, 3/20/2036	314	295

Series 2006-22, Class AO, PO, 5/20/2036	443	438

Series 2006-38, Class SW, IF, IO, 6.34%, 6/20/2036 (h)	45	3

Series 2006-34, PO, 7/20/2036	62	60

Series 2006-33, Class Z, 6.50%, 7/20/2036	1,865	2,183

Series 2006-38, Class ZK, 6.50%, 8/20/2036	2,516	2,883

Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,106	1,224

Series 2006-59, Class SD, IF, IO, 6.54%, 10/20/2036 (h)	603	116

Series 2006-65, Class SA, IF, IO, 6.64%, 11/20/2036 (h)	983	140

Series 2011-22, Class WA, 5.86%, 2/20/2037(h)	377	438

Series 2007-57, PO, 3/20/2037	968	934

Series 2007-9, Class CI, IF, IO, 6.04%, 3/20/2037 (h)	1,057	185

Series 2007-17, Class JO, PO, 4/16/2037	598	547

Series 2007-17, Class JI, IF, IO, 6.65%, 4/16/2037 (h)	1,542	349

Series 2010-129, Class AW, 5.95%, 4/20/2037 (h)	719	829

Series 2007-19, Class SD, IF, IO, 6.04%, 4/20/2037 (h)	591	63

Series 2007-25, Class FN, 0.46%, 5/16/2037 (h)	445	444

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-28, Class BO, PO, 5/20/2037	91	86

Series 2007-26, Class SC, IF, IO, 6.04%, 5/20/2037 (h)	1,086	190

Series 2007-27, Class SD, IF, IO, 6.04%, 5/20/2037 (h)	1,147	183

Series 2007-35, PO, 6/16/2037	1,560	1,494

Series 2007-36, Class HO, PO, 6/16/2037	169	157

Series 2007-36, Class SE, IF, IO, 6.31%, 6/16/2037 (h)	722	107

Series 2007-36, Class SJ, IF, IO, 6.09%, 6/20/2037 (h)	913	98

Series 2007-45, Class QA, IF, IO, 6.48%, 7/20/2037 (h)	1,313	202

Series 2007-40, Class SN, IF, IO, 6.52%, 7/20/2037 (h)	1,285	274

Series 2007-40, Class SD, IF, IO, 6.59%, 7/20/2037 (h)	895	157

Series 2007-50, Class AI, IF, IO, 6.62%, 8/20/2037 (h)	319	29

Series 2008-20, PO, 9/20/2037	116	116

Series 2007-53, Class ES, IF, IO, 6.39%, 9/20/2037 (h)	974	144

Series 2007-53, Class SW, IF, 19.73%, 9/20/2037 (h)	225	305

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	1,004	64

Series 2008-7, Class SP, IF, 13.08%, 10/20/2037 (h)	162	191

Series 2009-79, Class OK, PO, 11/16/2037	1,652	1,581

Series 2007-74, Class SL, IF, IO, 6.38%, 11/16/2037 (h)	1,032	144

Series 2007-73, Class MI, IF, IO, 5.84%, 11/20/2037 (h)	1,057	141

Series 2007-76, Class SB, IF, IO, 6.34%, 11/20/2037 (h)	2,032	227

Series 2007-67, Class SI, IF, IO, 6.35%, 11/20/2037 (h)	1,165	233

Series 2007-72, Class US, IF, IO, 6.39%, 11/20/2037 (h)	924	131

Series 2008-7, Class SK, IF, 19.48%, 11/20/2037 (h)	113	150

Series 2007-79, Class SY, IF, IO, 6.39%, 12/20/2037 (h)	1,397	210

Series 2008-1, PO, 1/20/2038	63	60

Series 2015-137, Class WA, 5.50%, 1/20/2038 (h)	3,756	4,430

Series 2008-17, IO, 5.50%, 2/20/2038	221	20

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-106, Class ST, IF, IO, 5.84%, 2/20/2038 (h)	8,855	1,580

Series 2008-33, Class XS, IF, IO, 7.54%, 4/16/2038 (h)	577	108

Series 2008-36, Class SH, IF, IO, 6.14%, 4/20/2038 (h)	1,429	5

Series 2008-40, Class SA, IF, IO, 6.24%, 5/16/2038 (h)	4,609	860

Series 2008-50, Class KB, 6.00%, 6/20/2038	720	846

Series 2008-55, Class SA, IF, IO, 6.04%, 6/20/2038 (h)	342	59

Series 2008-69, Class QD, 5.75%, 7/20/2038	989	1,067

Series 2008-60, Class CS, IF, IO, 5.99%, 7/20/2038 (h)	1,187	156

Series 2012-59, Class WA, 5.58%, 8/20/2038 (h)	1,651	1,918

Series 2008-71, Class SC, IF, IO, 5.84%, 8/20/2038 (h)	423	61

Series 2008-76, Class US, IF, IO, 5.74%, 9/20/2038 (h)	1,441	263

Series 2008-81, Class S, IF, IO, 6.04%, 9/20/2038 (h)	2,981	298

Series 2009-25, Class SE, IF, IO, 7.44%, 9/20/2038 (h)	625	104

Series 2011-97, Class WA, 6.12%, 11/20/2038 (h)	1,186	1,392

Series 2008-93, Class AS, IF, IO, 5.54%, 12/20/2038 (h)	1,531	212

Series 2008-96, Class SL, IF, IO, 5.84%, 12/20/2038 (h)	856	81

Series 2011-163, Class WA, 5.87%, 12/20/2038 (h)	4,118	4,812

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	224	12

Series 2008-95, Class DS, IF, IO, 7.14%, 12/20/2038 (h)	2,695	545

Series 2014-6, Class W, 5.41%, 1/20/2039 (h)	3,115	3,595

Series 2009-6, Class SA, IF, IO, 5.94%, 2/16/2039 (h)	683	87

Series 2009-11, Class SC, IF, IO, 5.99%, 2/16/2039 (h)	951	92

Series 2009-10, Class SA, IF, IO, 5.79%, 2/20/2039 (h)	1,191	178

Series 2009-6, Class SH, IF, IO, 5.88%, 2/20/2039 (h)	727	84

Series 2009-31, Class TS, IF, IO, 6.14%, 3/20/2039 (h)	1,058	81

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	391	69

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	876	191

Series 2009-22, Class SA, IF, IO, 6.11%, 4/20/2039 (h)	2,112	350

Series 2009-35, Class ZB, 5.50%, 5/16/2039	14,741	16,917

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	254	37

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	348	66

Series 2009-102, Class SM, IF, IO, 6.24%, 6/16/2039 (h)	158	1

Series 2009-43, Class SA, IF, IO, 5.79%, 6/20/2039 (h)	1,140	167

Series 2009-42, Class SC, IF, IO, 5.92%, 6/20/2039 (h)	1,628	242

Series 2009-64, Class SN, IF, IO, 5.94%, 7/16/2039 (h)	1,832	276

Series 2009-72, Class SM, IF, IO, 6.09%, 8/16/2039 (h)	1,770	333

Series 2009-104, Class AB, 7.00%, 8/16/2039	842	938

Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,406

Series 2009-81, Class SB, IF, IO, 5.93%, 9/20/2039 (h)	2,956	608

Series 2009-106, Class AS, IF, IO, 6.24%, 11/16/2039 (h)	2,302	436

Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,505

Series 2015-91, Class W, 5.26%, 5/20/2040 (h)	3,229	3,744

Series 2013-75, Class WA, 5.15%, 6/20/2040 (h)	924	1,065

Series 2011-137, Class WA, 5.57%, 7/20/2040 (h)	1,769	2,085

Series 2010-130, Class CP, 7.00%, 10/16/2040	3,208	3,869

Series 2010-157, Class OP, PO, 12/20/2040	4,142	3,944

Series 2011-75, Class SM, IF, IO, 6.44%, 5/20/2041 (h)	2,241	416

Series 2013-26, Class AK, 4.68%, 9/20/2041 (h)	2,598	2,966

Series 2014-188, Class W, 4.60%, 10/20/2041 (h)	2,537	2,825

Series 2012-141, Class WA, 4.54%, 11/16/2041 (h)	2,594	2,867

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,649

Series 2012-141, Class WC, 3.68%, 1/20/2042 (h)	2,569	2,846

Series 2012-141, Class WB, 4.00%, 9/16/2042 (h)	1,604	1,811

Series 2014-41, Class W, 4.68%, 10/20/2042 (h)	2,652	2,987

Series 2013-54, Class WA, 4.81%, 11/20/2042 (h)	1,509	1,727

Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	1,675	1,856

Series 2019-78, Class SW, IF, IO, 5.94%, 6/20/2049 (h)	34,292	5,139

Series 2012-H24, Class FA, 0.61%, 3/20/2060 (h)	165	164

Series 2012-H24, Class FG, 0.59%, 4/20/2060 (h)	94	94

Series 2013-H03, Class FA, 0.46%, 8/20/2060 (h)	8	8

Series 2011-H05, Class FB, 0.66%, 12/20/2060 (h)	1,652	1,653

Series 2011-H06, Class FA, 0.61%, 2/20/2061 (h)	2,073	2,072

Series 2012-H21, Class CF, 0.86%, 5/20/2061 (h)	204	205

Series 2011-H19, Class FA, 0.63%, 8/20/2061 (h)	2,228	2,228

Series 2012-H26, Class JA, 0.71%, 10/20/2061 (h)	51	51

Series 2012-H10, Class FA, 0.71%, 12/20/2061 (h)	21,436	21,473

Series 2012-H08, Class FB, 0.76%, 3/20/2062 (h)	6,232	6,248

Series 2013-H07, Class MA, 0.71%, 4/20/2062 (h)	10	10

Series 2012-H08, Class FS, 0.86%, 4/20/2062 (h)	5,856	5,899

Series 2012-H15, Class FA, 0.61%, 5/20/2062 (h)	3	3

Series 2012-H26, Class MA, 0.71%, 7/20/2062 (h)	255	255

Series 2012-H18, Class NA, 0.68%, 8/20/2062 (h)	1,364	1,366

Series 2012-H28, Class FA, 0.74%, 9/20/2062 (h)	303	303

Series 2012-H29, Class FA, 0.68%, 10/20/2062 (h)	15,242	15,257

Series 2012-H24, Class FE, 0.76%, 10/20/2062 (h)	86	86

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H02, Class HF, 0.46%, 11/20/2062 (h)	40	40

Series 2013-H01, Class JA, 0.48%, 1/20/2063 (h)	8,017	7,991

Series 2013-H01, Class FA, 1.65%, 1/20/2063	2,985	2,991

Series 2013-H04, Class SA, 0.58%, 2/20/2063 (h)	1,806	1,803

Series 2013-H08, Class FC, 0.61%, 2/20/2063 (h)	3,784	3,782

Series 2013-H07, Class HA, 0.57%, 3/20/2063 (h)	6,817	6,807

Series 2013-H09, Class HA, 1.65%, 4/20/2063	1,897	1,904

Series 2013-H14, Class FG, 0.63%, 5/20/2063 (h)	1,768	1,768

Series 2013-H14, Class FC, 0.63%, 6/20/2063 (h)	1,917	1,917

Series 2014-H01, Class FD, 0.81%, 1/20/2064 (h)	15,476	15,542

Series 2014-H05, Class FA, 0.85%, 2/20/2064 (h)	10,474	10,560

Series 2014-H06, Class HB, 0.81%, 3/20/2064 (h)	2,898	2,911

Series 2014-H09, Class TA, 0.76%, 4/20/2064 (h)	11,000	11,033

Series 2014-H10, Class TA, 0.76%, 4/20/2064 (h)	16,032	16,110

Series 2014-H11, Class VA, 0.66%, 6/20/2064 (h)	18,920	18,942

Series 2014-H15, Class FA, 0.66%, 7/20/2064 (h)	17,853	17,873

Series 2014-H17, Class FC, 0.66%, 7/20/2064 (h)	12,942	12,957

Series 2014-H19, Class FE, 0.63%, 9/20/2064 (h)	17,902	17,903

Series 2014-H20, Class LF, 0.76%, 10/20/2064 (h)	7,524	7,551

Series 2015-H02, Class FB, 0.66%, 12/20/2064 (h)	7,912	7,918

Series 2015-H03, Class FA, 0.66%, 12/20/2064 (h)	7,089	7,094

Series 2015-H05, Class FC, 0.64%, 2/20/2065 (h)	29,521	29,468

Series 2015-H06, Class FA, 0.64%, 2/20/2065 (h)	15,386	15,391

Series 2015-H07, Class ES, 0.65%, 2/20/2065 (h)	10,588	10,584

Series 2015-H08, Class FC, 0.64%, 3/20/2065 (h)	41,574	41,591

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-H10, Class FC, 0.64%, 4/20/2065 (h)	34,638	34,652

Series 2015-H12, Class FA, 0.64%, 5/20/2065 (h)	21,093	20,960

Series 2015-H15, Class FD, 0.60%, 6/20/2065 (h)	9,778	9,767

Series 2015-H15, Class FJ, 0.60%, 6/20/2065 (h)	14,781	14,765

Series 2015-H18, Class FA, 0.61%, 6/20/2065 (h)	13,178	13,172

Series 2015-H16, Class FG, 0.60%, 7/20/2065 (h)	16,831	16,813

Series 2015-H16, Class FL, 0.60%, 7/20/2065 (h)	23,105	23,079

Series 2015-H20, Class FA, 0.63%, 8/20/2065 (h)	14,957	14,957

Series 2015-H26, Class FG, 0.68%, 10/20/2065 (h)	4,460	4,469

Series 2015-H32, Class FH, 0.82%, 12/20/2065 (h)	10,331	10,405

Series 2016-H07, Class FA, 0.91%, 3/20/2066 (h)	44,517	44,984

Series 2016-H07, Class FB, 0.91%, 3/20/2066 (h)	11,232	11,350

Series 2016-H11, Class FD, 1.40%, 5/20/2066 (h)	22,176	22,342

Series 2016-H26, Class FC, 1.16%, 12/20/2066 (h)	15,743	16,043

Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067 (h)	72,205	7,733

Series 2017-H14, Class XI, IO, 1.81%, 6/20/2067 (h)	56,798	4,816

Series 2018-H09, Class FE, 0.90%, 6/20/2068 (h)	4,232	4,199

Series 2019-H20, Class ID, IO, 2.77%, 12/20/2069 (h)	32,235	3,175

Series 2020-H02, Class MI, IO, 2.74%, 1/20/2070 (h)	75,019	5,346

Series 2020-H05, IO, 2.53%, 3/20/2070 (h)	65,953	5,481

Series 2020-H09, IO, 1.88%, 5/20/2070 (h)	70,184	5,622

Series 2020-H09, Class IC, IO, 2.02%, 5/20/2070 (h)	71,658	6,957

Series 2020-H09, Class CI, IO, 2.29%, 5/20/2070 (h)	66,451	6,113

Series 2020-H11, IO, 1.57%, 6/20/2070 (h)	40,318	3,358

Series 2020-H12, Class IJ, IO, 1.53%, 7/20/2070 (h)	54,008	5,347

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-H12, Class HI, IO, 2.19%, 7/20/2070 (h)	46,070	5,854

Goodgreen Trust

Series 2017-R1, 5.00%, 10/20/2051	38,576	38,875

GSMPS Mortgage Loan Trust

Series 2004-4, Class 1AF, 0.58%, 6/25/2034 (a) (h)	436	365

Series 2005-RP2, Class 1AF, 0.53%, 3/25/2035 (a) (h)	754	675

Series 2005-RP3, Class 1AF, 0.53%, 9/25/2035 (a) (h)	4,918	4,064

Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035 ‡ (a) (h)	3,625	512

GSR Mortgage Loan Trust

Series 2003-6F, Class A2, 0.58%, 9/25/2032 (h)	5	5

Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	168	175

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	551	570

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	385	415

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	503	526

Series 2005-5F, Class 8A3, 0.68%, 6/25/2035 (h)	157	146

Series 2005-AR6, Class 3A1, 3.65%, 9/25/2035 (h)	46	45

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	734	761

Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	377	485

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,355	1,755

Headlands Residential LLC

Series 2017-RPL1, Class A, 5.87%, 8/25/2022 (a) (d)	38,825	39,681

Series 2018-RPL1, Class A, 4.25%, 6/25/2023 (a) (d)	18,838	19,225

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (d)	38,990	39,032

Impac CMB Trust

Series 2005-4, Class 2A1, 0.78%, 5/25/2035 (h)	796	745

Impac Secured Assets CMN Owner Trust

Series 2003-2, Class A1, 5.50%, 8/25/2033	532	539

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Impac Secured Assets Trust

Series 2006-1, Class 2A1, 0.53%, 5/25/2036 (h)	1,823	1,735

Series 2006-2, Class 2A1, 0.53%, 8/25/2036 (h)	886	881

JP Morgan Mortgage Trust

Series 2006-A2, Class 5A3, 3.84%, 11/25/2033 (h)	1,763	1,775

Series 2004-A3, Class 4A1, 3.26%, 7/25/2034 (h)	37	37

Series 2006-A2, Class 4A1, 3.09%, 8/25/2034 (h)	2,970	3,019

Series 2006-A3, Class 6A1, 3.10%, 8/25/2034 (h)	472	453

Series 2004-A4, Class 1A1, 2.88%, 9/25/2034 (h)	222	214

Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	36	37

Series 2005-A1, Class 3A4, 3.74%, 2/25/2035 (h)	542	522

Series 2007-A1, Class 5A1, 3.75%, 7/25/2035 (h)	409	399

Series 2007-A1, Class 5A2, 3.75%, 7/25/2035 (h)	164	160

Legacy Mortgage Asset Trust

Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (a) (d)	9,617	9,626

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.96%, 4/25/2036 (h)	416	362

Series 2007-6, Class 1A8, 6.00%, 7/25/2037	207	207

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,394	1,406

LHOME Mortgage Trust

Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (a)	27,015	27,147

Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	18,550	18,532

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.10%, 4/21/2034 (h)	826	821

Series 2004-3, Class 4A2, 2.90%, 4/25/2034 (h)	216	193

Series 2004-15, Class 3A1, 4.16%, 12/25/2034 (h)	230	213

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	8	8

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		3

Series 2005-6, Class 3A1, 5.50%, 11/25/2020	105		100

Series 2003-9, Class 2A1, 6.00%, 12/25/2033	214		223

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	163		170

Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,506		1,540

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	325		333

Series 2004-6, Class 30, PO, 7/25/2034 ‡	210		179

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	142		150

Series 2004-7, Class 30, PO, 8/25/2034 ‡	146		123

MASTR Asset Securitization Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(i)	—	(i)

Series 2003-12, Class 30, PO, 12/25/2033 ‡	26		23

Series 2003-12, Class 6A1, 5.00%, 12/25/2033	85		87

Series 2004-4, Class 1A6, 5.25%, 12/26/2033	421		425

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	135		136

Series 2004-1, Class 30, PO, 2/25/2034 ‡	14		12

MASTR Reperforming Loan Trust

Series 2005-2, Class 1A1F, 0.52%, 5/25/2035 (a) (h)	6,976		3,810

Series 2006-2, Class 1A1, 4.35%, 5/25/2036 (a) (h)	814		767

MASTR Resecuritization Trust

Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	165		138

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.79%, 10/25/2028 (h)	538		529

Series 2003-F, Class A1, 0.81%, 10/25/2028 (h)	1,123		1,100

Series 2004-A, Class A1, 0.63%, 4/25/2029 (h)	219		210

Series 2004-C, Class A2, 0.98%, 7/25/2029 (h)	412		397

Series 2003-A5, Class 2A6, 2.95%, 8/25/2033 (h)	268		262

Series 2004-A4, Class A2, 3.16%, 8/25/2034 (h)	506		518

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-1, Class 2A1, 3.00%, 12/25/2034 (h)	527	520

Series 2005-A2, Class A1, 3.78%, 2/25/2035 (h)	842	857

Merrill Lynch Mortgage-Backed Securities Trust

Series 2007-3, Class 1A3, 1.34%, 6/25/2037 (h)	517	476

Morgan Stanley Mortgage Loan Trust

Series 2004-9, Class 4A, 3.44%, 10/25/2019 (h)	113	112

Series 2004-3, Class 4A, 5.62%, 4/25/2034 (h)	1,335	1,444

MRFC Mortgage Pass-Through Trust

Series 2000-TBC2, Class A1, 0.64%, 6/15/2030 (h)	1,383	1,353

Series 2000-TBC3, Class A1, 0.60%, 12/15/2030 (h)	317	305

NACC Reperforming Loan REMIC Trust

Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (h)	428	425

NCUA Guaranteed Notes Trust

Series 2010-R3, Class 1A, 0.71%, 12/8/2020 (h)	8,716	8,719

Series 2010-R3, Class 3A, 2.40%, 12/8/2020	46	46

New Residential Mortgage Loan Trust

Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (h)	20,000	20,001

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	69	71

Series 2003-A1, Class A1, 5.50%, 5/25/2033	77	80

Series 2003-A1, Class A2, 6.00%, 5/25/2033	121	124

P-stla 7.25%, 10/11/2026 ‡	40,900	40,900

Prime Mortgage Trust

Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	476	506

Prog 2018-jpm 6.91%, 7/24/2023 ‡	50,000	50,000

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (d)	23,172	23,175

RALI Trust

Series 2002-QS16, Class A3, IF, 16.26%, 10/25/2017 (h)	1	1

Series 2003-QS9, Class A3, IF, IO, 7.37%, 5/25/2018 ‡ (h)	7	—	(i)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(i)	—

Series 2003-QS12, Class A2A, IF, IO, 7.42%, 6/25/2018 ‡ (h)	—	(i)	—	(i)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	9		8

Series 2005-QA6, Class A32, 4.41%, 5/25/2035 (h)	880		613

Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	120		114

RBSSP Resecuritization Trust

Series 2009-12, Class 1A1, 5.31%, 11/25/2033 (a) (h)	918		920

Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (a) (h)	1,045		1,073

Reperforming Loan REMIC Trust

Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (a)	49		38

Repo Buyer 8.32%, 5/14/2022 ‡	20,502		20,502

Residential Asset Securitization Trust

Series 2003-A8, Class A5, 4.25%, 10/25/2018	12		12

Series 2005-A2, Class A4, IF, IO, 4.87%, 3/25/2035 ‡ (h)	5,378		1,088

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	476		463

RFMSI Trust

Series 2005-SA4, Class 1A1, 2.86%, 9/25/2035 (h)	278		246

RMIP 5.60%, 8/25/2021 ‡	26,401		25,873

SART

4.75%, 7/15/2024	37,824		37,635

3.25%, 10/15/2024 ‡	8,834		8,719

4.76%, 6/15/2025	44,214		44,435

SART CRR

Series 4, 2.51%, 10/15/2024 ‡	18,178		17,939

2.75%, 4/15/2026 ‡	13,327		13,162

4.25%, 7/15/2027 ‡	19,091		18,837

Seasoned Credit Risk Transfer Trust

Series 2018-4, Class MA, 3.50%, 3/25/2058 ‡	24,457		26,393

Series 2018-4, Class MZ, 3.50%, 3/25/2058 ‡	12,794		15,652

Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	61,308		69,040

Series 2019-1, Class M55D, 4.00%, 7/25/2058	38,385		42,580

Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	26,490		31,642

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2020-1, Class M55G, 3.00%, 8/25/2059	56,222	60,136

Seasoned Loans Structured Transaction

Series 2018-1, Class A1, 3.50%, 6/25/2028	15,567	16,856

Sequoia Mortgage Trust

Series 2004-8, Class A1, 0.86%, 9/20/2034 (h)	711	682

Series 2004-8, Class A2, 1.06%, 9/20/2034 (h)	848	826

Series 2004-10, Class A1A, 0.78%, 11/20/2034 (h)	305	288

Series 2004-11, Class A1, 0.76%, 12/20/2034 (h)	921	898

Series 2004-12, Class A3, 0.74%, 1/20/2035 (h)	739	680

Structured Asset Mortgage Investments II Trust

Series 2004-AR5, Class 1A1, 0.82%, 10/19/2034 (h)	879	865

Series 2005-AR5, Class A3, 0.41%, 7/19/2035 (h)	3,045	2,944

Structured Asset Securities Corp.

Series 2003-37A, Class 2A, 3.53%, 12/25/2033 (h)	953	915

Series 2004-4XS, Class 1A5, 5.17%, 2/25/2034 (d)	1,445	1,493

Series 2005-RF3, Class 1A, 0.53%, 6/25/2035 (a) (h)	562	482

Structured Asset Securities Corp. Mortgage Pass-Through Certificates

Series 2003-34A, Class 3A3, 3.49%, 11/25/2033 (h)	210	208

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 0.82%, 9/25/2043 (h)	1,887	1,853

Series 2004-4, Class 3A, 3.23%, 12/25/2044 (h)	1,203	1,180

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	864	916

Series 1994-1, Class 1, 5.27%, 2/15/2024 (h)	293	311

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	870	934

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	635	723

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	287	325

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	958	1,096

Series 1998-1, Class 2E, 7.00%, 3/15/2028	652	735

vMobo, Inc. 7.50%, 5/31/2024	37,708	35,569

VOLT PT 7/27/2023 ‡	75,623	74,149

WaMu Mortgage Pass-Through Certificates

Series 2003-S4, Class 2A10, IF, 16.98%, 6/25/2033 (h)	175	220

Series 2004-RS2, Class A4, 5.00%, 11/25/2033	297	309

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-S1, Class A5, 5.50%, 4/25/2033	421	434

Series 2003-AR7, Class A7, 2.68%, 8/25/2033 (h)	418	408

Series 2003-AR9, Class 2A, 3.01%, 9/25/2033 (h)	433	409

Series 2003-AR9, Class 1A6, 3.50%, 9/25/2033 (h)	2,663	2,597

Series 2003-S9, Class P, PO, 10/25/2033 ‡	26	23

Series 2003-AR11, Class A6, 3.93%, 10/25/2033 (h)	1,587	1,543

Series 2003-S9, Class A8, 5.25%, 10/25/2033	1,757	1,809

Series 2004-AR3, Class A1, 3.66%, 6/25/2034 (h)	649	650

Series 2004-AR3, Class A2, 3.66%, 6/25/2034 (h)	834	834

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	1,995	2,062

Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	196	199

Series 2006-AR10, Class 2P, 3.26%, 9/25/2036 ‡ (h)	55	44

Series 2006-AR8, Class 1A2, 3.13%, 8/25/2046 (h)	395	371

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-1, Class CP, PO, 3/25/2035 ‡	72	57

Series 2005-1, Class 1A1, 5.50%, 3/25/2035	645	648

Series 2005-2, Class 2A3, IF, IO, 4.82%, 4/25/2035 ‡ (h)	1,552	257

Series 2005-2, Class 1A4, IF, IO, 4.87%, 4/25/2035 ‡ (h)	4,953	742

Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,795	1,701

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,777	317

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	284	278

Series 2006-1, Class 3A2, 5.75%, 2/25/2036	133	122

Washington Mutual MSC Mortgage Pass-Through Certificates Trust

Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	1

Wells Fargo Alternative Loan Trust

Series 2003-1, Class A, PO, 9/25/2033 ‡	37	32

Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	148	140

Wells Fargo Mortgage-Backed Securities Trust

Series 2007-7, Class A7, 6.00%, 6/25/2037	117	117

Total Collateralized Mortgage Obligations (Cost $2,877,627)		2,979,356

Commercial Mortgage-Backed Securities — 7.2%

20 Times Square Trust

Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (a) (h)	21,000	19,945

Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (a) (h)	13,399	12,424

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	7,026	7,349

Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (h)	7,700	8,285

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.92%, 5/27/2021 (a) (h)	27,564	27,421

Series 2014-FRR5, Class AK30, PO, 6/27/2045 (a)	3,200	2,943

Series 2016-FR13, Class A, 1.59%, 8/27/2045 (a) (h)	9,619	9,342

Series 2015-FR11, Class AK25, 2.52%, 9/27/2045 (a) (h)	7,484	7,486

Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	16,252	16,098

Banc of America Commercial Mortgage Trust

Series 2006-5, Class XC, IO, 0.88%, 9/10/2047 ‡ (a) (h)	1,004	4

Bancorp Commercial Mortgage Trust

Series 2019-CRE5, Class D, 2.51%, 3/15/2036 ‡ (a) (h)	6,700	6,075

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	4,949	4,660

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	46,923	45,438

Bear Stearns Commercial Mortgage Securities Trust

Series 2006-PW14, Class X1, IO, 0.75%, 12/11/2038 ‡ (a) (h)	2,774	—	(i)

Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (a) (h)	92,320	28

BXMT Ltd.

Series 2017-FL1, Class D, 2.86%, 6/15/2035 ‡ (a) (h)	20,740	20,273

CD Commercial Mortgage Trust

Series 2007-CD4, Class XC, IO, 1.38%, 12/11/2049 ‡ (a) (h)	138	5

CD Mortgage Trust

Series 2006-CD3, Class XS, IO, 0.86%, 10/15/2048 ‡ (a) (h)	17,937	72

COBALT CMBS Commercial Mortgage Trust

Series 2006-C1, IO, 1.09%, 8/15/2048 ‡ (h)	3,898	24

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	4,484	4,796

Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (h)	53,745	59,606

Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (h)	6,150	6,040

Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	7,550	7,539

Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	14,250	13,707

Series 2012-CR2, Class XA, IO, 1.79%, 8/15/2045 ‡ (h)	22,988	537

Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	15,102

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	10,297

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	19,581

Credit Suisse Commercial Mortgage Trust

Series 2007-C2, Class AX, IO, 0.04%, 1/15/2049 ‡ (a) (h)	16,631	—	(i)

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (a)	29,490	30,775

Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (h)	4,929	4,647

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

CSMC OA LLC

Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	2,600	2,601

Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	16,830	12,393

DBUBS Mortgage Trust

Series 2011-LC2A, Class XA, IO, 1.15%, 7/10/2044 ‡ (a) (h)	17,458	55

DBWF Mortgage Trust

Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (a) (h)	4,000	3,884

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ09, Class A2, 2.84%, 9/25/2022	12,717	13,192

Series KS01, Class A2, 2.52%, 1/25/2023	13,247	13,679

Series KSMC, Class A2, 2.62%, 1/25/2023	36,500	38,265

Series K038, Class A2, 3.39%, 3/25/2024	20,914	22,822

Series K731, Class AM, 3.60%, 2/25/2025 (h)	32,000	35,377

Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,514

Series KLU2, Class A7, 2.23%, 9/25/2025 (h)	21,900	23,255

Series KJ17, Class A2, 2.98%, 11/25/2025	30,043	32,382

Series K052, Class A2, 3.15%, 11/25/2025	23,597	26,326

Series K737, Class AM, 2.10%, 10/25/2026	24,520	26,324

Series K061, Class AM, 3.44%, 11/25/2026 (h)	20,000	22,966

Series K065, Class A2, 3.24%, 4/25/2027	21,719	24,855

Series K065, Class AM, 3.33%, 5/25/2027	11,657	13,371

Series K066, Class A2, 3.12%, 6/25/2027	8,171	9,299

Series K069, Class A2, 3.19%, 9/25/2027 (h)	48,115	55,161

Series K070, Class A2, 3.30%, 11/25/2027 (h)	17,323	20,016

Series K072, Class A2, 3.44%, 12/25/2027	14,689	17,122

Series K072, Class AM, 3.50%, 12/25/2027 (h)	19,000	22,165

Series K073, Class A2, 3.35%, 1/25/2028	33,492	38,854

Series W5FX, Class AFX, 3.34%, 4/25/2028 (h)	21,769	24,610

Series K077, Class A2, 3.85%, 5/25/2028 (h)	33,800	40,529

Series K081, Class A2, 3.90%, 8/25/2028 (h)	36,095	43,500

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K082, Class A2, 3.92%, 9/25/2028 (h)	29,701	35,961

Series K082, Class AM, 3.92%, 9/25/2028 (h)	12,035	14,530

Series K087, Class A2, 3.77%, 12/25/2028	8,150	9,789

Series K088, Class A2, 3.69%, 1/25/2029	355	425

FNMA ACES

Series 2010-M7, Class A2, 3.66%, 11/25/2020	191	191

Series 2011-M1, Class A3, 3.76%, 6/25/2021	3,161	3,200

Series 2011-M8, Class A2, 2.92%, 8/25/2021	3,089	3,130

Series 2013-M9, Class A2, 2.39%, 1/25/2023 (h)	5,170	5,338

Series 2013-M13, Class A2, 2.63%, 4/25/2023 (h)	1,586	1,656

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (h)	13,074	14,131

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	17,288	18,669

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (h)	3,145	3,405

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (h)	11,151	12,019

Series 2015-M1, Class A2, 2.53%, 9/25/2024	11,707	12,432

Series 2015-M3, Class A2, 2.72%, 10/25/2024	13,869	14,856

Series 2015-M7, Class A2, 2.59%, 12/25/2024	6,309	6,734

Series 2015-M2, Class A3, 3.13%, 12/25/2024 (h)	10,084	10,872

Series 2015-M8, Class A2, 2.90%, 1/25/2025 (h)	10,000	10,810

Series 2016-M1, Class A2, 2.94%, 1/25/2026 (h)	64,822	71,243

Series 2016-M11, Class A2, 2.37%, 7/25/2026 (h)	96,850	104,683

Series 2017-M3, Class A2, 2.57%, 12/25/2026 (h)	10,891	11,779

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	57,555	64,163

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	33,600	37,415

Series 2017-M12, Class A2, 3.18%, 6/25/2027 (h)	44,413	49,982

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-M15, Class A2, 3.06%, 9/25/2027 (h)	10,000	11,203

Series 2018-M2, Class A2, 3.00%, 1/25/2028 (h)	22,000	24,367

Series 2018-M4, Class A2, 3.15%, 3/25/2028 (h)	25,707	28,945

Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (h)	97,825	109,301

Series 2018-M8, Class A2, 3.44%, 6/25/2028 (h)	35,260	40,874

Series 2018-M10, Class A2, 3.48%, 7/25/2028 (h)	45,168	51,703

Series 2019-M1, Class A2, 3.67%, 9/25/2028 (h)	34,615	40,419

Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	12,720	13,356

Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (h)	54,000	7,211

Series 2019-M7, Class A2, 3.14%, 4/25/2029	41,965	47,926

Series 2017-M5, Class A2, 3.29%, 4/25/2029 (h)	8,018	9,196

Series 2019-M12, Class A2, 2.89%, 6/25/2029 (h)	75,085	83,550

Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	16,800

Series 2020-M5, Class A2, 2.21%, 1/25/2030	46,000	49,527

Series 2018-M3, Class A2, 3.19%, 2/25/2030 (h)	17,874	20,545

FREMF Mortgage Trust

Series 2017-K727, Class B, 3.87%, 7/25/2024 (a) (h)	27,500	29,483

Series 2018-KSL1, Class B, 3.96%, 11/25/2025 (a) (h)	10,011	10,176

Series 2015-K44, Class B, 3.81%, 1/25/2048 (a) (h)	769	823

Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (h)	11,025	11,794

Series 2015-K47, Class B, 3.71%, 6/25/2048 (a) (h)	5,000	5,413

Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (h)	10,000	10,902

Series 2016-K56, Class B, 4.07%, 6/25/2049 (a) (h)	8,451	9,296

Series 2016-K722, Class B, 3.98%, 7/25/2049 (a) (h)	21,565	22,615

Series 2017-K67, Class B, 4.08%, 9/25/2049 (a) (h)	8,500	9,444

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (h)	8,000	8,480

Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (h)	20,000	22,030

Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (h)	6,000	6,567

Series 2019-K90, Class B, 4.46%, 2/25/2052 (a) (h)	8,500	9,990

Series 2020-K737, Class B, 3.41%, 1/25/2053 (a) (h)	10,000	10,845

GS Mortgage Securities Trust

Series 2006-GG8, Class X, IO, 1.27%, 11/10/2039 ‡ (a) (h)	10,432	22

Independence Plaza Trust

Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	36,250	38,540

JP Morgan Chase Commercial Mortgage Securities Trust

Series 2005-CB11, Class X1, IO, 0.19%, 8/12/2037 ‡ (a) (h)	8,542	1

Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043 ‡ (h)	15,823	15

Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (h)	8,033	—	(i)

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK36, 2.18%, 12/27/2046 (a) (h)	14,000	13,156

Series 2014-FRR1, Class BK10, 1.81%, 11/27/2049 (a) (h)	2,900	2,856

Ladder Capital Commercial Mortgage Trust

Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	8,924	9,988

LB-UBS Commercial Mortgage Trust

Series 2007-C2, Class XW, IO, 0.36%, 2/15/2040 ‡ (h)	2,674	—	(i)

ML-CFC Commercial Mortgage Trust

Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 ‡ (a) (h)	4,924	—	(i)

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class A3, 3.67%, 2/15/2047	7,115	7,142

Morgan Stanley Capital I Trust

Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (h)	1,736	—	(i)

Series 2007-HQ11, Class X, IO, 0.37%, 2/12/2044 ‡ (a) (h)	1,877	2

Series 2007-IQ13, Class X, IO, 0.66%, 3/15/2044 ‡ (a) (h)	3,910	11

Series 2007-HQ13, Class X1, IO, 0.00%, 12/15/2044 ‡ (a) (h)	1,446	—	(i)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2012-C4, Class A3, 2.99%, 3/15/2045	917	920

MRCD Mark Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	38,560	39,683

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	81,600	76,300

RBS Commercial Funding, Inc. Trust

Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	4,450	4,365

SBALR Commercial Mortgage Trust

Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	24,215	25,139

Series RR Trust

Series 2014-1, Class B, PO, 5/25/2047 (a)	8,260	6,346

UBS Commercial Mortgage Trust

Series 2012-C1, Class XA, IO, 2.25%, 5/10/2045 (a) (h)	12,561	282

UBS-BAMLL Trust

Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	15,527	15,700

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,464

Series 2012-C2, Class XA, IO, 1.45%, 5/10/2063 ‡ (a) (h)	44,614	862

Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,636

VNDO Mortgage Trust

Series 2013-PENN, Class A, 3.81%, 12/13/2029 (a)	30,750	30,738

Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	11,148	11,495

Wachovia Bank Commercial Mortgage Trust

Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (h)	3,084	—	(i)

Wells Fargo Commercial Mortgage Trust

Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	9,730

Wells Fargo Re-REMIC Trust

Series 2013-FRR1, Class AK20, PO, 5/27/2045 (a)	8,000	7,463

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	8,722	8,789

Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (a) (h)	2,500	2,205

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-C6, Class A4, 3.44%, 4/15/2045	8,933	9,062

Total Commercial Mortgage-Backed Securities (Cost $2,323,455)		2,519,122

U.S. Government Agency Securities — 0.7%

FNMA 7.25%, 5/15/2030	8,071	7,142

Israel Government AID Bond (Israel)

5.50%, 12/4/2023	7,240	8,455

2.01%, 11/1/2024 (g)	5,000	4,873

3.43%, 8/15/2025 (g)	15,290	14,806

2.41%, 8/15/2026 (g)	17,300	16,525

5.50%, 9/18/2033	6,771	10,068

Resolution Funding Corp. STRIPS

2.05%, 10/15/2020 (g)	50,759	50,748

DN, 2.90%, 10/15/2027 (g)	11,275	10,525

DN, 3.06%, 1/15/2030 (g)	30,700	27,334

DN, 3.31%, 4/15/2030 (g)	18,250	16,189

Tennessee Valley Authority

5.88%, 4/1/2036	31,814	49,567

5.50%, 6/15/2038	493	760

4.63%, 9/15/2060	4,157	6,424

4.25%, 9/15/2065	2,604	3,848

Tennessee Valley Authority STRIPS

DN, 4.04%, 11/1/2025 (g)	17,495	16,868

DN, 5.46%, 7/15/2028 (g)	3,119	2,840

DN, 3.67%, 12/15/2028 (g)	3,500	3,171

DN, 4.95%, 6/15/2035 (g)	2,242	1,730

Total U.S. Government Agency Securities (Cost $222,261)		251,873

Foreign Government Securities — 0.4%

Republic of Colombia (Colombia)

4.00%, 2/26/2024	6,987	7,465

4.50%, 1/28/2026	3,811	4,228

3.13%, 4/15/2031	7,000	7,235

7.38%, 9/18/2037	1,400	2,003

5.63%, 2/26/2044	941	1,192

5.00%, 6/15/2045	3,979	4,750

5.20%, 5/15/2049	10,179	12,564

4.13%, 5/15/2051	4,960	5,307

Republic of Panama (Panama)

3.16%, 1/23/2030	8,850	9,640

4.50%, 4/16/2050	5,100	6,554

Republic of Peru (Peru) 5.63%, 11/18/2050	737	1,212

Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,765

United Mexican States (Mexico) 3.60%, 1/30/2025	7,166	7,802

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

4.13%, 1/21/2026	5,155	5,750

3.75%, 1/11/2028	22,959	24,838

4.75%, 3/8/2044	3,906	4,386

4.60%, 1/23/2046	15,089	16,636

4.35%, 1/15/2047	4,228	4,515

4.60%, 2/10/2048	1,928	2,117

4.50%, 1/31/2050	14,225	15,527

5.75%, 10/12/2110	5,118	6,249

Total Foreign Government Securities (Cost $141,181)		153,735

Municipal Bonds — 0.4% (l)

California — 0.1%

City of Los Angeles, Department of Airports

Series 2009C, Rev., 6.58%, 5/15/2039	3,060	4,183

Regents of the University of California Medical Center Pooled

Series 2020N, Rev., 3.71%, 5/15/2120	21,120	24,261

State of California, Various Purpose

GO, 7.30%, 10/1/2039	2,400	3,983

Total California		32,427

New York — 0.1%

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2010-D, Rev., 5.60%, 3/15/2040	2,240	3,199

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	10,965	15,644

Series 165, Rev., 5.65%, 11/1/2040	3,780	5,393

Series 174, Rev., 4.46%, 10/1/2062	17,925	23,413

Total New York		47,649

Ohio — 0.2%

American Municipal Power, Inc., Meldahl Hydroelectric Project

Series 2010B, Rev., 7.50%, 2/15/2050	11,725	19,684

County of Hamilton, The Christ Hospital

Rev., AGM, 3.76%, 6/1/2042	16,870	18,798

Ohio State University, General Receipts

Series 2016A, Rev., 4.05%, 12/1/2056	3,478	4,668

Series 2011-A, Rev., 4.80%, 6/1/2111	9,576	14,226

Rev., 5.59%, 12/1/2114	5,822	8,663

Total Ohio		66,039

Total Municipal Bonds (Cost $111,770)		146,115

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 8.9%

Investment Companies — 8.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (m) (n) (Cost $3,090,536)	3,088,848	3,091,319

Total Investments — 104.2% (Cost $33,926,415)		36,254,075
Liabilities in Excess of Other Assets — (4.2)%		(1,474,374)

NET ASSETS — 100.0%		34,779,701

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2020.
CMBS	Commercial Mortgage-Backed Security
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.

(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2020.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	The rate shown is the effective yield as of August 31, 2020.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(i)	Amount rounds to less than one thousand.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 28.4%

Aerospace & Defense — 0.4%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	616

Airbus SE (France) 3.15%, 4/10/2027 (a)	655	691

3.95%, 4/10/2047 (a)	150	170

Boeing Co. (The) 5.04%, 5/1/2027	12,200	13,425

Bombardier, Inc. (Canada) 5.75%, 3/15/2022 (a)	1,695	1,513

BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	1,274	1,335

Howmet Aerospace, Inc. 5.13%, 10/1/2024	2,767	2,968

5.95%, 2/1/2037	4,161	4,705

Lockheed Martin Corp.

3.80%, 3/1/2045	600	729

4.09%, 9/15/2052	2,500	3,229

Precision Castparts Corp. 3.25%, 6/15/2025	2,017	2,252

Raytheon Technologies Corp. 3.95%, 8/16/2025	240	275

4.13%, 11/16/2028	3,075	3,658

4.50%, 6/1/2042	2,471	3,128

4.35%, 4/15/2047 (a)	4,986	6,178

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	1,075	1,085

TransDigm, Inc. 6.25%, 3/15/2026 (a)	5,640	5,951

Triumph Group, Inc.

6.25%, 9/15/2024 (a)	1,475	1,207

7.75%, 8/15/2025	2,364	1,400

		54,515

Air Freight & Logistics — 0.0% (b)

XPO Logistics, Inc. 6.75%, 8/15/2024 (a)	5,479	5,826

Airlines — 0.1%

Continental Airlines Pass-Through Trust

Series 2012-2, Class A Shares, 4.00%, 10/29/2024	4,239	3,967

United Airlines Holdings, Inc.

5.00%, 2/1/2024	3,104	2,802

4.88%, 1/15/2025	2,241	1,922

		8,691

Auto Components — 0.2%

Adient US LLC 7.00%, 5/15/2026 (a)	4,225	4,539

Allison Transmission, Inc.

5.00%, 10/1/2024 (a)	3,616	3,652

5.88%, 6/1/2029 (a)	1,230	1,347

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	5,185	5,347

Cooper-Standard Automotive, Inc. 13.00%, 6/1/2024 (a)	584	619

5.63%, 11/15/2026 (a)	4,490	2,535

Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	1,925	1,996

Delphi Technologies plc 5.00%, 10/1/2025 (a)	6,265	7,181

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	2,512	2,518

Icahn Enterprises LP

6.38%, 12/15/2025	3,382	3,508

6.25%, 5/15/2026	957	1,022

		34,264

Automobiles — 0.0% (b)

Daimler Finance North America LLC (Germany)

3.30%, 5/19/2025 (a)	500	546

8.50%, 1/18/2031	195	299

General Motors Co. 7.70%, 4/15/2016 ‡ (c)	2,500	—	(d)

Hyundai Capital America 3.45%, 3/12/2021 (a)	2,000	2,025

		2,870

Banks — 4.8%

ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021 (a)	3,500	3,529

4.75%, 7/28/2025 (a)	14,000	15,805

ANZ New Zealand Int’l Ltd. (New Zealand) 3.40%, 3/19/2024 (a)	1,200	1,307

3.45%, 7/17/2027 (a)	889	1,010

2.55%, 2/13/2030 (a)	635	694

ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	615	666

Banco Santander SA (Spain)

3.13%, 2/23/2023	1,600	1,684

4.38%, 4/12/2028	3,400	3,892

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (e)	57	59

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (e)	1,805	1,872

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	29,213	30,786

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (e)	5,000	5,439

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (e) (f) (g)	1,980	2,156

4.00%, 1/22/2025	7,677	8,601

(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (e)	8,380	9,157

Series L, 3.95%, 4/21/2025	1,326	1,492

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (e)	519	564

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (e)	11,100	11,760

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (e)	6,000	6,596

4.45%, 3/3/2026	1,294	1,501

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (e)	25,260	28,393

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	1,000	1,133

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e)	467	522

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (e)	13,000	14,991

(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (e)	745	870

(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (e)	12,400	13,066

(SOFR + 1.53%), 1.90%, 7/23/2031 (e)	7,000	7,062

6.98%, 3/7/2037	1,500	2,038

(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (e)	1,535	1,851

(SOFR + 1.93%), 2.68%, 6/19/2041 (e)	12,665	12,882

Series L, 4.75%, 4/21/2045	2,000	2,662

(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (e)	3,500	4,357

Bank of Montreal (Canada)

Series E, 3.30%, 2/5/2024	2,500	2,727

(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (e)	372	412

Bank of Nova Scotia (The) (Canada)

1.63%, 5/1/2023	4,610	4,746

1.30%, 6/11/2025	2,080	2,128

2.70%, 8/3/2026	1,660	1,837

Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (a)	2,770	3,011

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Barclays plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (e)	800	865

4.38%, 9/11/2024	1,150	1,249

BNP Paribas SA (France)

3.80%, 1/10/2024 (a)	2,000	2,179

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (e)	1,000	1,043

(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (e)	10,075	10,876

BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (a)	1,000	1,038

Canadian Imperial Bank of Commerce (Canada)

3.10%, 4/2/2024	921	998

2.25%, 1/28/2025	3,100	3,281

Capital One Bank USA NA 3.38%, 2/15/2023	1,400	1,483

CIT Group, Inc.

5.00%, 8/1/2023	2,694	2,853

6.13%, 3/9/2028	1,295	1,526

Citigroup, Inc.

Series Q, (ICE LIBOR USD 3 Month + 4.10%), 4.38%, 11/15/2020 (e) (f) (g)	1,545	1,538

2.90%, 12/8/2021	1,500	1,545

(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (e) (f) (g)	581	609

Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (e) (f) (g)	1,797	1,788

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (g)	700	756

6.88%, 6/1/2025	645	797

7.00%, 12/1/2025	1,115	1,416

(SOFR + 2.75%), 3.11%, 4/8/2026 (e)	2,500	2,712

4.30%, 11/20/2026	2,500	2,881

6.63%, 1/15/2028	838	1,099

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (e)	803	907

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (e)	5,000	5,585

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (e)	3,600	4,181

(SOFR + 1.42%), 2.98%, 11/5/2030 (e)	3,090	3,355

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(SOFR + 1.15%), 2.67%, 1/29/2031 (e)	2,600	2,768

(SOFR + 3.91%), 4.41%, 3/31/2031 (e)	17,210	20,901

(SOFR + 2.11%), 2.57%, 6/3/2031 (e)	11,150	11,782

(SOFR + 4.55%), 5.32%, 3/26/2041 (e)	7,000	9,764

Citizens Bank NA 3.70%, 3/29/2023	2,090	2,246

Comerica Bank 2.50%, 7/23/2024	1,000	1,068

Comerica, Inc. 4.00%, 2/1/2029	1,500	1,730

Commonwealth Bank of Australia (Australia) 3.74%, 9/12/2039 (a)	1,650	1,849

Cooperatieve Rabobank UA (Netherlands)

2.75%, 1/10/2023	1,500	1,582

4.63%, 12/1/2023	1,650	1,837

Credit Agricole SA (France)

3.75%, 4/24/2023 (a)	1,200	1,295

4.38%, 3/17/2025 (a)	5,765	6,404

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (e) (f) (g)	3,840	4,550

(SOFR Index + 1.68%), 1.91%, 6/16/2026 (a) (e)	880	909

Danske Bank A/S (Denmark)

2.80%, 3/10/2021 (a)	1,675	1,694

2.70%, 3/2/2022 (a)	619	639

DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	1,500	1,557

Fifth Third Bank NA

3.95%, 7/28/2025	500	576

3.85%, 3/15/2026	234	268

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (e)	11,285	11,736

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (e)	1,725	1,810

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (e)	1,250	1,351

4.25%, 8/18/2025	1,333	1,475

4.30%, 3/8/2026	3,581	4,113

(SOFR + 1.54%), 1.64%, 4/18/2026 (e)	10,520	10,603

3.90%, 5/25/2026	506	571

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (e)	6,263	7,039

(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (e)	16,630	18,907

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

6.80%, 6/1/2038	1,264	1,813

6.10%, 1/14/2042	715	1,049

Huntington Bancshares, Inc. 2.55%, 2/4/2030	2,500	2,621

Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	400	406

ING Groep NV (Netherlands)

3.15%, 3/29/2022	1,200	1,248

(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (e) (f) (g) (h)	2,957	3,114

3.55%, 4/9/2024	440	483

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (e)	1,210	1,231

KeyBank NA

3.18%, 5/22/2022	1,621	1,692

3.40%, 5/20/2026	1,545	1,734

KeyCorp 2.25%, 4/6/2027	1,290	1,364

Lloyds Bank plc (United Kingdom) 6.50%, 9/14/2020 (a)	1,700	1,703

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (e)	2,650	2,770

4.38%, 3/22/2028	633	749

(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (e)	4,500	5,009

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.00%, 2/22/2022	413	429

2.67%, 7/25/2022	2,150	2,235

3.76%, 7/26/2023	4,582	4,992

2.53%, 9/13/2023	423	447

1.41%, 7/17/2025	13,390	13,622

3.20%, 7/18/2029	2,605	2,893

3.75%, 7/18/2039	3,145	3,663

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (e)	2,000	2,177

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (e)	4,400	4,601

National Australia Bank Ltd. (Australia)

3.38%, 1/14/2026	3,248	3,677

2.33%, 8/21/2030 (a)	1,330	1,328

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (e)	2,605	2,901

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	1,800	1,861

Natwest Group plc (United Kingdom)

3.88%, 9/12/2023	12,000	13,021

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (e)	8,215	8,790

NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (a)	2,000	2,112

Nordea Bank Abp (Finland)

4.88%, 5/13/2021 (a)	600	617

4.25%, 9/21/2022 (a)	886	943

3.75%, 8/30/2023 (a)	1,250	1,354

PNC Bank NA 2.70%, 10/22/2029	4,150	4,492

PNC Financial Services Group, Inc. (The)

2.60%, 7/23/2026	2,000	2,195

2.55%, 1/22/2030	9,680	10,514

Royal Bank of Canada (Canada)

2.25%, 11/1/2024	2,600	2,771

1.15%, 6/10/2025	2,000	2,036

4.65%, 1/27/2026	423	501

Skandinaviska Enskilda Banken AB (Sweden) 3.05%, 3/25/2022 (a)	1,300	1,352

Societe Generale SA (France)

3.88%, 3/28/2024 (a)	1,585	1,716

2.63%, 10/16/2024 (a)	11,200	11,705

2.63%, 1/22/2025 (a)	11,635	12,173

4.25%, 4/14/2025 (a)	800	859

4.75%, 11/24/2025 (a)	6,630	7,317

3.00%, 1/22/2030 (a)	4,000	4,202

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (e)	800	832

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (e)	1,200	1,270

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (e)	10,365	10,758

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.85%, 1/11/2022	1,200	1,239

2.78%, 7/12/2022	3,550	3,702

3.10%, 1/17/2023	3,099	3,286

3.75%, 7/19/2023	1,250	1,362

3.94%, 10/16/2023	1,200	1,323

4.44%, 4/2/2024 (a)	1,200	1,321

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

1.47%, 7/8/2025	1,500	1,532

3.04%, 7/16/2029	785	859

2.75%, 1/15/2030	3,500	3,772

Svenska Handelsbanken AB (Sweden)

0.63%, 6/30/2023 (a)	2,300	2,308

3.90%, 11/20/2023	2,600	2,889

Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	2,000	2,042

Truist Bank

3.20%, 4/1/2024	1,250	1,365

2.15%, 12/6/2024	500	531

Truist Financial Corp.

3.75%, 12/6/2023	1,600	1,763

4.00%, 5/1/2025	1,857	2,119

1.95%, 6/5/2030	350	361

US Bancorp

Series X, 3.15%, 4/27/2027	1,660	1,879

3.00%, 7/30/2029	1,325	1,466

Wachovia Corp.

6.61%, 10/1/2025	1,650	2,003

7.57%, 8/1/2026 (i)	515	669

Wells Fargo & Co.

3.07%, 1/24/2023	3,813	3,945

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (e)	1,000	1,043

3.00%, 10/23/2026	15,235	16,809

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (e)	11,415	12,496

4.30%, 7/22/2027	173	199

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (e)	4,475	5,013

(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030 (e)	8,700	9,352

(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (e)	8,700	9,126

(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	16,505	17,443

5.38%, 11/2/2043	853	1,140

4.90%, 11/17/2045	6,610	8,402

4.40%, 6/14/2046	3,016	3,601

Westpac Banking Corp. (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (e)	2,000	2,070

(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e)	1,000	1,139

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

4.42%, 7/24/2039	520	641

		704,394

Beverages — 0.4%

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.75%, 1/23/2029	8,510	10,392

4.90%, 1/23/2031	7,460	9,504

4.38%, 4/15/2038	5,000	5,746

3.75%, 7/15/2042	2,500	2,665

4.44%, 10/6/2048	3,000	3,483

Coca-Cola Co. (The)

4.20%, 3/25/2050	3,000	3,945

2.60%, 6/1/2050	4,405	4,463

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	1,380	1,483

1.85%, 9/1/2032	500	500

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	419

Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	3,160	3,371

Keurig Dr Pepper, Inc.

3.40%, 11/15/2025	1,700	1,909

2.55%, 9/15/2026	507	551

3.43%, 6/15/2027	225	252

4.60%, 5/25/2028	4,110	4,965

PepsiCo, Inc. 3.45%, 10/6/2046	3,000	3,507

		57,155

Biotechnology — 0.8%

AbbVie, Inc.

2.30%, 11/21/2022 (a)	11,130	11,566

2.80%, 3/15/2023 (a)	500	519

2.60%, 11/21/2024 (a)	20,605	22,082

3.60%, 5/14/2025	5,000	5,580

2.95%, 11/21/2026 (a)	19,970	21,964

3.20%, 11/21/2029 (a)	4,026	4,456

4.05%, 11/21/2039 (a)	9,103	10,617

4.63%, 10/1/2042 (a)	3,900	4,779

Amgen, Inc.

2.20%, 2/21/2027	215	228

2.30%, 2/25/2031	12,500	13,123

Biogen, Inc.

2.25%, 5/1/2030	1,162	1,191

3.15%, 5/1/2050	6,401	6,478

Gilead Sciences, Inc. 4.50%, 2/1/2045	6,500	8,439

		111,022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — 0.1%

CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	219

Griffon Corp. 5.75%, 3/1/2028	1,065	1,130

Standard Industries, Inc.

6.00%, 10/15/2025 (a)	3,475	3,583

4.75%, 1/15/2028 (a)	1,800	1,895

3.38%, 1/15/2031 (a)	673	668

Summit Materials LLC 5.13%, 6/1/2025 (a)	2,140	2,161

		9,656

Capital Markets — 2.0%

Bank of New York Mellon Corp. (The)

3.95%, 11/18/2025	996	1,161

3.25%, 5/16/2027	1,200	1,359

BlackRock, Inc. 3.25%, 4/30/2029	2,350	2,751

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	192

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	1,265	1,432

4.85%, 3/29/2029	280	333

4.70%, 9/20/2047	645	760

Charles Schwab Corp. (The) 3.23%, 9/1/2022	750	793

Credit Suisse AG (Switzerland)

1.00%, 5/5/2023	1,000	1,015

3.63%, 9/9/2024	11,500	12,836

2.95%, 4/9/2025	650	714

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (e) (f) (g)	12,300	13,653

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (e)	250	262

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (e)	300	310

4.28%, 1/9/2028 (a)	11,406	12,978

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (e)	831	933

(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (e)	2,000	2,333

Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,136

Deutsche Bank AG (Germany) 4.25%, 10/14/2021	1,850	1,911

Goldman Sachs Group, Inc. (The)

Series M, (ICE LIBOR USD 3 Month + 3.92%), 4.17%, 10/5/2020 (e) (f) (g)	1,170	1,157

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

3.00%, 4/26/2022	3,293	3,347

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	6,442	6,705

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (e)	3,592	3,743

3.50%, 1/23/2025	2,566	2,818

3.50%, 4/1/2025	24,930	27,621

3.75%, 5/22/2025	4,789	5,363

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (e)	1,612	1,756

4.25%, 10/21/2025	364	414

3.50%, 11/16/2026	15,000	16,728

3.85%, 1/26/2027	1,664	1,895

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (e)	977	1,107

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (e)	5,740	6,743

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (e)	5,610	6,607

4.75%, 10/21/2045	1,300	1,727

Invesco Finance plc 4.00%, 1/30/2024	1,162	1,273

Jefferies Group LLC

6.45%, 6/8/2027	104	125

6.25%, 1/15/2036	950	1,146

Lehman Brothers Holdings, Inc.

3.60%, 3/13/2009 (c)	235	3

8.00%, 8/1/2015 (c)	295	4

5.75%, 5/17/2049 (c)	1,000	11

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	2,610	2,714

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (e)	800	956

Morgan Stanley

4.88%, 11/1/2022	3,500	3,812

3.13%, 1/23/2023	2,500	2,651

4.10%, 5/22/2023	750	815

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (e)	2,240	2,420

(SOFR + 1.15%), 2.72%, 7/22/2025 (e)	11,205	11,986

4.00%, 7/23/2025	2,677	3,063

5.00%, 11/24/2025	1,617	1,901

3.88%, 1/27/2026	4,268	4,899

(SOFR + 1.99%), 2.19%, 4/28/2026 (e)	10,918	11,485

3.63%, 1/20/2027	3,282	3,728

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (e)	6,667	7,529

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (e)	3,388	3,891

(SOFR + 1.14%), 2.70%, 1/22/2031 (e)	15,650	16,866

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (e)	5,425	6,854

4.38%, 1/22/2047	2,000	2,658

Nomura Holdings, Inc. (Japan)

2.65%, 1/16/2025	2,856	3,010

1.85%, 7/16/2025	1,300	1,325

Northern Trust Corp.

(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (e)	1,000	1,082

Nuveen LLC 4.00%, 11/1/2028 (a)	710	848

S&P Global, Inc. 3.25%, 12/1/2049	2,500	2,890

State Street Corp.

3.10%, 5/15/2023	459	491

2.65%, 5/19/2026	700	775

2.40%, 1/24/2030	2,080	2,257

TD Ameritrade Holding Corp. 2.75%, 10/1/2029	800	897

UBS Group AG (Switzerland)

(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (e) (f) (g) (h)	EUR 11,400	14,230

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (e)	1,303	1,356

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (e)	8,895	8,975

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (e)	23,300	25,862

		299,381

Chemicals — 0.3%

Air Products and Chemicals, Inc.

2.05%, 5/15/2030	600	633

2.70%, 5/15/2040	800	857

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	765	801

Blue Cube Spinco LLC 10.00%, 10/15/2025	1,285	1,361

CF Industries, Inc. 4.95%, 6/1/2043	2,585	3,050

Chemours Co. (The)

6.63%, 5/15/2023	753	757

7.00%, 5/15/2025	3,955	4,044

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — continued

CVR Partners LP 9.25%, 6/15/2023 (a)	5,032	4,944

Dow Chemical Co. (The) 3.50%, 10/1/2024	1,500	1,641

NOVA Chemicals Corp. (Canada)

4.88%, 6/1/2024 (a)	2,300	2,283

5.25%, 6/1/2027 (a)	6,135	5,935

Nutrien Ltd. (Canada) 4.13%, 3/15/2035	511	591

OCI NV (Netherlands) 6.63%, 4/15/2023 (a)	1,653	1,715

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026	2,020	2,163

4.50%, 10/15/2029	3,723	3,984

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	2,853	2,861

Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,750

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	1,436	1,504

		40,874

Commercial Services & Supplies — 0.2%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	2,227	2,278

ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	4,570	4,890

Aramark Services, Inc.

5.00%, 4/1/2025 (a)	1,100	1,111

5.00%, 2/1/2028 (a)	2,340	2,343

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	2,800	2,908

Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	3,000	3,150

GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	1,155	1,162

Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	1,160

ILFC E-Capital Trust I

(USD Constant Maturity 30 Year + 1.55%), 3.02%, 12/21/2065 (a) (e)	5,334	2,720

Nielsen Finance LLC 5.00%, 4/15/2022 (a)	5,610	5,614

Prime Security Services Borrower LLC 5.25%, 4/15/2024 (a)	4,213	4,466

Republic Services, Inc.

4.75%, 5/15/2023	190	210

1.45%, 2/15/2031	1,010	995

		33,007

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Communications Equipment — 0.1%

CommScope Technologies LLC 5.00%, 3/15/2027 (a)	3,370	3,345

CommScope, Inc.

5.50%, 3/1/2024 (a)	3,547	3,662

6.00%, 3/1/2026 (a)	3,934	4,180

Plantronics, Inc. 5.50%, 5/31/2023 (a)	1,979	1,868

		13,055

Construction & Engineering — 0.1%

AECOM 5.13%, 3/15/2027	2,676	2,934

Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (a)	2,808	3,129

Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034 (a)	1,868	1,375

		7,438

Construction Materials — 0.0% (b)

CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,490

Consumer Finance — 0.5%

AerCap Ireland Capital DAC (Ireland)

5.00%, 10/1/2021	2,000	2,057

4.45%, 12/16/2021	3,500	3,567

3.50%, 5/26/2022	400	402

4.63%, 7/1/2022	3,040	3,115

3.30%, 1/23/2023	390	389

4.50%, 9/15/2023	1,780	1,830

Ally Financial, Inc. 5.75%, 11/20/2025	6,155	6,909

American Express Co.

3.63%, 12/5/2024	276	307

4.20%, 11/6/2025	3,000	3,507

American Honda Finance Corp. 2.30%, 9/9/2026	320	342

Avolon Holdings Funding Ltd. (Ireland)

5.13%, 10/1/2023 (a)	299	291

5.25%, 5/15/2024 (a)	3,120	3,025

Capital One Financial Corp.

3.75%, 4/24/2024	333	365

3.20%, 2/5/2025	200	218

3.75%, 7/28/2026	840	921

Caterpillar Financial Services Corp. 3.65%, 12/7/2023	1,220	1,345

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	3,633	2,997

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

Ford Motor Credit Co. LLC

3.47%, 4/5/2021	375	375

3.37%, 11/17/2023	1,655	1,664

5.13%, 6/16/2025	1,220	1,282

4.54%, 8/1/2026	8,140	8,309

4.27%, 1/9/2027	3,122	3,145

4.13%, 8/17/2027	1,660	1,657

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a) (j)	3,440	2,028

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.27%, 12/21/2065 (a) (e)	1,790	980

John Deere Capital Corp.

2.65%, 6/10/2026	1,000	1,108

2.25%, 9/14/2026	750	814

2.45%, 1/9/2030	3,150	3,426

Navient Corp.

6.13%, 3/25/2024	1,895	1,985

6.75%, 6/25/2025	1,970	2,054

5.00%, 3/15/2027	915	884

OneMain Finance Corp. 7.13%, 3/15/2026	6,558	7,525

		68,823

Containers & Packaging — 0.2%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	276	288

4.13%, 8/15/2026 (a)	4,220	4,402

5.25%, 8/15/2027 (a)	1,725	1,795

Ball Corp. 5.25%, 7/1/2025	2,095	2,374

Berry Global, Inc. 4.88%, 7/15/2026 (a)	3,660	3,889

Crown Americas LLC 4.75%, 2/1/2026	1,855	1,934

Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (h)	1,889	2,087

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	4,510	4,837

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	3,925	3,984

Sealed Air Corp.

5.25%, 4/1/2023 (a)	625	669

5.13%, 12/1/2024 (a)	2,365	2,601

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (i)	3,113	3,283

		32,143

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Distributors — 0.1%

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	3,369	3,512

Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	8,440	6,499

		10,011

Diversified Consumer Services — 0.1%

President & Fellows of Harvard College 3.30%, 7/15/2056	429	524

Service Corp. International

8.00%, 11/15/2021	2,300	2,461

5.13%, 6/1/2029	5,135	5,689

University of Southern California Series A, 3.23%, 10/1/2120	800	830

		9,504

Diversified Financial Services — 0.5%

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	800	821

CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,135	1,290

CNG Holdings, Inc. 12.50%, 6/15/2024 (a)	3,780	3,364

EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	16,465	17,868

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,886

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	269

MDGH — GMTN BV (United Arab Emirates) 3.70%, 11/7/2049 (a)	2,600	2,867

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

2.65%, 9/19/2022 (a)	200	206

3.96%, 9/19/2023 (a)	1,215	1,312

3.56%, 2/28/2024 (a)	1,900	2,041

MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	685	695

National Rural Utilities Cooperative Finance Corp.

2.95%, 2/7/2024	350	376

3.40%, 2/7/2028	2,000	2,326

3.70%, 3/15/2029	250	295

ORIX Corp. (Japan)

4.05%, 1/16/2024	300	329

3.25%, 12/4/2024	2,850	3,102

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Financial Services — continued

Sabre GLBL, Inc.

5.38%, 4/15/2023 (a)	2,998	3,028

5.25%, 11/15/2023 (a)	1,050	1,042

9.25%, 4/15/2025 (a)	1,000	1,113

Shell International Finance BV (Netherlands)

3.25%, 5/11/2025	1,098	1,227

2.88%, 5/10/2026	246	274

3.63%, 8/21/2042	6,600	7,308

4.00%, 5/10/2046	3,000	3,558

Siemens Financieringsmaatschappij NV (Germany)

2.00%, 9/15/2023 (a)	2,150	2,246

2.35%, 10/15/2026 (a)	14,900	16,157

3.30%, 9/15/2046 (a)	2,000	2,264

Voya Financial, Inc. 5.70%, 7/15/2043	300	395

		79,659

Diversified Telecommunication Services — 1.1%

AT&T, Inc.

1.65%, 2/1/2028	15,150	15,354

6.88%, 10/15/2031	2,025	2,676

2.25%, 2/1/2032	13,300	13,480

3.50%, 6/1/2041	5,000	5,294

3.10%, 2/1/2043	1,380	1,370

4.80%, 6/15/2044	3,200	3,844

CCO Holdings LLC

5.38%, 5/1/2025 (a)	3,951	4,065

5.75%, 2/15/2026 (a)	5,330	5,586

5.50%, 5/1/2026 (a)	3,245	3,391

5.13%, 5/1/2027 (a)	7,928	8,443

5.38%, 6/1/2029 (a)	761	836

4.75%, 3/1/2030 (a)	8,053	8,652

4.25%, 2/1/2031 (a)	3,250	3,395

CenturyLink, Inc.

5.63%, 4/1/2025	1,197	1,291

5.13%, 12/15/2026 (a)	2,240	2,323

Cincinnati Bell, Inc.

8.00%, 10/15/2025 (a)	1,638	1,751

Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	508	568

Embarq Corp. 8.00%, 6/1/2036	4,092	4,907

Frontier Communications Corp. 6.88%, 1/15/2025 (c)	13,210	5,269

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

Intelsat Jackson Holdings SA (Luxembourg)

8.00%, 2/15/2024 (a )(c) (i)	1,760	1,795

8.50%, 10/15/2024 (a )(c)	7,233	4,919

Level 3 Financing, Inc. 5.63%, 2/1/2023	1,627	1,627

5.38%, 1/15/2024	3,837	3,880

5.25%, 3/15/2026	2,557	2,666

4.63%, 9/15/2027 (a)	2,205	2,310

Sprint Capital Corp. 8.75%, 3/15/2032	5,577	8,424

Telecom Italia Capital SA (Italy)

6.38%, 11/15/2033	1,061	1,321

6.00%, 9/30/2034	3,048	3,703

7.72%, 6/4/2038	190	265

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	4,990	5,509

Verizon Communications, Inc.

2.63%, 8/15/2026	79	87

4.33%, 9/21/2028	2,156	2,612

4.02%, 12/3/2029	12,013	14,415

4.50%, 8/10/2033	8,750	11,094

5.25%, 3/16/2037	457	619

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	1,798	1,944

Windstream Services LLC 8.63%, 10/31/2025 (a) (c) (i)	5,524	3,346

		163,031

Electric Utilities — 1.8%

AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	1,035

AEP Transmission Co. LLC

3.15%, 9/15/2049	485	519

Series M, 3.65%, 4/1/2050	2,000	2,378

AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	980	1,020

Alabama Power Co.

6.13%, 5/15/2038	891	1,295

5.50%, 3/15/2041	1,250	1,716

Series A, 4.30%, 7/15/2048	350	450

Appalachian Power Co. Series Y, 4.50%, 3/1/2049	315	388

Arizona Public Service Co.

4.70%, 1/15/2044	150	187

4.25%, 3/1/2049	1,000	1,255

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Baltimore Gas and Electric Co.

4.25%, 9/15/2048	1,400	1,789

3.20%, 9/15/2049	1,475	1,598

2.90%, 6/15/2050	840	864

CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	2,000	2,133

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	790

Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	233

Commonwealth Edison Co. 4.00%, 3/1/2048	300	376

Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,686	2,147

DTE Electric Co. 3.95%, 6/15/2042	381	447

Duke Energy Carolinas LLC

3.70%, 12/1/2047	1,000	1,199

3.20%, 8/15/2049	3,310	3,724

Duke Energy Florida LLC

3.80%, 7/15/2028	600	705

1.75%, 6/15/2030	1,000	1,027

5.90%, 3/1/2033	412	565

Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	2,235	2,495

Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,897

Duke Energy Progress LLC

4.10%, 5/15/2042	305	378

3.70%, 10/15/2046	200	237

Edison International

4.95%, 4/15/2025	2,600	2,860

5.75%, 6/15/2027	9,277	10,543

Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,270	1,494

Enel Finance International NV (Italy)

2.88%, 5/25/2022 (a)	690	714

3.50%, 4/6/2028 (a)	5,950	6,613

4.88%, 6/14/2029 (a)	3,335	4,101

Entergy Louisiana LLC

3.12%, 9/1/2027	750	835

3.05%, 6/1/2031	6,500	7,417

4.00%, 3/15/2033	9,770	12,262

4.20%, 4/1/2050	1,400	1,815

Entergy Mississippi LLC 3.85%, 6/1/2049	500	609

Entergy Texas, Inc. 3.55%, 9/30/2049	775	876

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Eskom Holdings SOC Ltd. (South Africa)

5.75%, 1/26/2021 (h)	3,200	3,123

6.75%, 8/6/2023 (h)	200	191

Evergy Metro, Inc. 4.20%, 6/15/2047	735	920

Exelon Corp. 4.95%, 6/15/2035	123	150

FirstEnergy Corp.

Series B, 3.90%, 7/15/2027	4,500	4,934

Series C, 3.40%, 3/1/2050	4,050	4,070

Florida Power & Light Co.

5.40%, 9/1/2035	600	835

3.70%, 12/1/2047	4,600	5,659

3.95%, 3/1/2048	665	849

Hydro-Quebec (Canada)

9.40%, 2/1/2021	1,028	1,066

Series HY, 8.40%, 1/15/2022	842	932

Series HK, 9.38%, 4/15/2030	1,000	1,692

Interstate Power & Light Co. 4.10%, 9/26/2028	800	951

ITC Holdings Corp.

3.65%, 6/15/2024	576	632

2.95%, 5/14/2030 (a)	4,000	4,340

Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	1,054

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	421	535

Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,408

MidAmerican Energy Co.

3.65%, 4/15/2029	3,970	4,731

3.65%, 8/1/2048	2,000	2,420

Mississippi Power Co. 3.95%, 3/30/2028	560	641

Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,796

Nevada Power Co.

Series CC, 3.70%, 5/1/2029	1,700	1,998

5.38%, 9/15/2040	626	834

NextEra Energy Capital Holdings, Inc.

3.55%, 5/1/2027	537	619

2.25%, 6/1/2030	12,630	13,230

NextEra Energy Operating Partners LP

4.25%, 9/15/2024 (a)	979	1,043

4.50%, 9/15/2027 (a)	1,091	1,192

Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	775

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Northern States Power Co.

6.20%, 7/1/2037	173	264

2.90%, 3/1/2050	425	454

2.60%, 6/1/2051	1,160	1,182

NRG Energy, Inc.

7.25%, 5/15/2026	4,171	4,460

6.63%, 1/15/2027	62	66

5.75%, 1/15/2028	197	214

Ohio Power Co.

Series P, 2.60%, 4/1/2030	2,600	2,851

4.00%, 6/1/2049	600	731

Oncor Electric Delivery Co. LLC

7.25%, 1/15/2033	550	836

3.10%, 9/15/2049	1,000	1,098

Pacific Gas and Electric Co.

3.75%, 2/15/2024	8,632	9,104

3.30%, 3/15/2027	17,630	18,048

4.65%, 8/1/2028	16,897	18,719

PacifiCorp

7.24%, 8/16/2023	250	292

5.75%, 4/1/2037	880	1,244

4.13%, 1/15/2049	1,655	2,060

3.30%, 3/15/2051	3,850	4,348

PECO Energy Co. 2.80%, 6/15/2050	750	788

Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,427

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 3.00%, 6/30/2030 (a)	2,430	2,454

PG&E Corp. 5.00%, 7/1/2028	3,345	3,337

Pinnacle West Capital Corp. 1.30%, 6/15/2025	800	816

Potomac Electric Power Co. 6.50%, 11/15/2037	360	546

Public Service Co. of Colorado 4.05%, 9/15/2049	2,650	3,371

Public Service Co. of Oklahoma

Series G, 6.63%, 11/15/2037	1,100	1,589

Public Service Electric and Gas Co.

2.25%, 9/15/2026	989	1,067

5.80%, 5/1/2037	850	1,224

5.38%, 11/1/2039	416	585

Southern California Edison Co.

1.85%, 2/1/2022	184	183

Series E, 3.70%, 8/1/2025	2,000	2,229

Series B, 3.65%, 3/1/2028	1,000	1,122

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

2.85%, 8/1/2029	1,800	1,913

Series 06-E, 5.55%, 1/15/2037	450	559

Series 08-A, 5.95%, 2/1/2038	285	372

Series C, 3.60%, 2/1/2045	1,270	1,305

Series C, 4.13%, 3/1/2048	1,000	1,105

Southwestern Electric Power Co.

3.55%, 2/15/2022	250	259

Series M, 4.10%, 9/15/2028	400	467

Series J, 3.90%, 4/1/2045	1,242	1,369

State Grid Overseas Investment 2016 Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,144

Texas Competitive Electric Holdings Co. LLC

8.50%, 10/20/2020 ‡ (c)	4,117	2

8.50%, 12/31/2020 ‡ (c)	2,117	—	(d)

Tucson Electric Power Co.

3.05%, 3/15/2025	600	653

4.85%, 12/1/2048	600	808

Union Electric Co.

2.95%, 6/15/2027	644	713

4.00%, 4/1/2048	2,050	2,562

Virginia Electric & Power Co.

3.45%, 2/15/2024	490	532

6.35%, 11/30/2037	235	351

8.88%, 11/15/2038	670	1,213

3.30%, 12/1/2049	700	814

Vistra Operations Co. LLC 5.00%, 7/31/2027 (a)	4,400	4,666

Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,590

		263,712

Electrical Equipment — 0.1%

Eaton Corp. 4.15%, 11/2/2042	2,500	3,114

EnerSys 5.00%, 4/30/2023 (a)	4,052	4,205

Sensata Technologies BV

4.88%, 10/15/2023 (a)	1,780	1,878

5.63%, 11/1/2024 (a)	2,538	2,766

5.00%, 10/1/2025 (a)	554	602

		12,565

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.00%, 4/1/2025	653	709

3.88%, 1/12/2028	221	242

CDW LLC

5.50%, 12/1/2024	500	555

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electronic Equipment, Instruments & Components — continued

5.00%, 9/1/2025	3,960	4,103

4.25%, 4/1/2028	1,198	1,252

Corning, Inc. 5.35%, 11/15/2048	5,000	6,711

		13,572

Energy Equipment & Services — 0.2%

Baker Hughes a GE Co. LLC

2.77%, 12/15/2022	1,500	1,570

4.49%, 5/1/2030	1,200	1,405

4.08%, 12/15/2047	6,150	6,478

Baker Hughes Holdings LLC 5.13%, 9/15/2040	903	1,096

Halliburton Co.

8.75%, 2/15/2021	700	725

3.80%, 11/15/2025	43	47

4.75%, 8/1/2043	270	280

7.60%, 8/15/2096 (a)	275	296

Nabors Industries, Inc. 5.75%, 2/1/2025	3,550	1,021

Oceaneering International, Inc. 6.00%, 2/1/2028	1,516	960

Precision Drilling Corp. (Canada)

5.25%, 11/15/2024	403	283

7.13%, 1/15/2026 (a)	745	507

Schlumberger Holdings Corp.

3.75%, 5/1/2024 (a)	505	550

4.00%, 12/21/2025 (a)	569	629

3.90%, 5/17/2028 (a)	14,394	15,715

Schlumberger Investment SA 2.40%, 8/1/2022 (a)	640	657

Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (f) (g) (j)	731	13

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	952	853

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	452	375

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	2,365	2,081

		35,541

Entertainment — 0.2%

Cinemark USA, Inc. 4.88%, 6/1/2023	1,759	1,619

Live Nation Entertainment, Inc.

5.63%, 3/15/2026 (a)	1,687	1,662

4.75%, 10/15/2027 (a)	3,330	3,150

NBCUniversal Media LLC 5.95%, 4/1/2041	810	1,206

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — continued

Netflix, Inc.

5.88%, 2/15/2025	1,332	1,538

4.88%, 4/15/2028	1,200	1,389

5.38%, 11/15/2029 (a)	6,549	7,874

4.88%, 6/15/2030 (a)	5,326	6,172

Walt Disney Co. (The)

8.88%, 4/26/2023	147	178

7.75%, 1/20/2024	800	978

2.00%, 9/1/2029	4,310	4,481

		30,247

Equity Real Estate Investment Trusts (REITs) — 0.9%

Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	1,145	1,132

American Tower Corp.

2.90%, 1/15/2030	290	315

2.10%, 6/15/2030	19,130	19,524

American Tower Trust #1 3.07%, 3/15/2023 (a)	3,135	3,208

Boston Properties LP 3.80%, 2/1/2024	299	325

Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	6,568	5,353

Crown Castle International Corp. 3.25%, 1/15/2051	4,405	4,549

Duke Realty LP

3.25%, 6/30/2026	180	198

1.75%, 7/1/2030	2,500	2,506

ERP Operating LP 2.85%, 11/1/2026	3,000	3,321

ESH Hospitality, Inc.

5.25%, 5/1/2025 (a)	2,110	2,142

4.63%, 10/1/2027 (a)	1,710	1,710

Essex Portfolio LP 2.65%, 3/15/2032	3,255	3,444

GLP Capital LP 4.00%, 1/15/2030	4,050	4,202

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	653

HAT Holdings I LLC 5.25%, 7/15/2024 (a)	1,552	1,625

Healthcare Trust of America Holdings LP 3.70%, 4/15/2023	1,340	1,413

Healthpeak Properties, Inc.

3.88%, 8/15/2024	1,064	1,186

3.00%, 1/15/2030	500	543

Iron Mountain, Inc.

4.88%, 9/15/2027 (a)	2,370	2,459

4.50%, 2/15/2031 (a)	1,364	1,401

MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	5,455	5,891

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

National Retail Properties, Inc. 3.60%, 12/15/2026	948	1,027

Prologis LP

3.00%, 4/15/2050	5,139	5,533

2.13%, 10/15/2050	7,111	6,497

Realty Income Corp.

3.88%, 7/15/2024	2,018	2,233

3.88%, 4/15/2025	840	951

3.25%, 1/15/2031	555	617

4.65%, 3/15/2047	601	780

RHP Hotel Properties LP 4.75%, 10/15/2027	2,711	2,467

Scentre Group Trust 1 (Australia)

3.50%, 2/12/2025 (a)	1,420	1,502

3.25%, 10/28/2025 (a)	1,000	1,048

Simon Property Group LP

2.75%, 6/1/2023	20,400	21,333

3.50%, 9/1/2025	7,219	7,937

3.25%, 9/13/2049	5,239	4,900

UDR, Inc. 2.10%, 8/1/2032	950	953

Ventas Realty LP

3.75%, 5/1/2024	588	630

3.50%, 2/1/2025	448	483

4.13%, 1/15/2026	304	341

3.85%, 4/1/2027	618	666

VICI Properties LP

3.50%, 2/15/2025 (a)	515	516

4.25%, 12/1/2026 (a)	2,314	2,366

3.75%, 2/15/2027 (a)	575	574

4.63%, 12/1/2029 (a)	5,846	6,080

4.13%, 8/15/2030 (a)	575	576

		137,110

Food & Staples Retailing — 0.1%

Albertsons Cos., Inc.

3.50%, 2/15/2023 (a)	710	726

6.63%, 6/15/2024	2,880	2,972

5.75%, 3/15/2025	1,400	1,439

3.25%, 3/15/2026 (a)	1,129	1,152

4.63%, 1/15/2027 (a)	1,440	1,521

5.88%, 2/15/2028 (a)	1,095	1,183

3.50%, 3/15/2029 (a)	1,129	1,137

4.88%, 2/15/2030 (a)	1,010	1,086

Costco Wholesale Corp. 1.60%, 4/20/2030	2,000	2,047

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — continued

Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,278

New Albertsons LP 8.00%, 5/1/2031	1,980	2,277

Walmart, Inc.

3.25%, 7/8/2029	2,315	2,703

3.63%, 12/15/2047	1,500	1,835

		21,356

Food Products — 0.4%

Archer-Daniels-Midland Co.

2.50%, 8/11/2026	1,650	1,796

4.50%, 3/15/2049	1,200	1,672

Cargill, Inc.

3.30%, 3/1/2022 (a)	800	828

3.25%, 3/1/2023 (a)	1,030	1,099

Conagra Brands, Inc.

3.80%, 10/22/2021	2,000	2,075

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	2,048	2,173

JBS USA LUX SA

5.75%, 6/15/2025 (a)	4,504	4,650

6.50%, 4/15/2029 (a)	4,528	5,141

Kraft Heinz Foods Co.

4.63%, 1/30/2029	6,370	7,211

4.63%, 10/1/2039 (a)	1,358	1,437

5.00%, 6/4/2042	3,050	3,365

Lamb Weston Holdings, Inc.

4.63%, 11/1/2024 (a)	1,274	1,329

4.88%, 11/1/2026 (a)	1,973	2,065

Mars, Inc. 0.88%, 7/16/2026 (a)	2,300	2,290

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	578

Pilgrim’s Pride Corp.

5.75%, 3/15/2025 (a)	1,356	1,393

5.88%, 9/30/2027 (a)	1,266	1,345

Post Holdings, Inc.

5.75%, 3/1/2027 (a)	4,555	4,811

4.63%, 4/15/2030 (a)	955	997

Tyson Foods, Inc.

4.35%, 3/1/2029	4,100	4,947

5.15%, 8/15/2044	155	202

Unilever Capital Corp. (United Kingdom) 2.13%, 9/6/2029	1,900	2,024

		53,428

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Gas Utilities — 0.1%

AmeriGas Partners LP

5.63%, 5/20/2024	2,234	2,440

5.88%, 8/20/2026	1,475	1,671

5.75%, 5/20/2027	586	660

Atmos Energy Corp.

5.50%, 6/15/2041	1,110	1,567

4.15%, 1/15/2043	582	716

Brooklyn Union Gas Co. (The)

3.87%, 3/4/2029 (a)	7,800	9,092

4.27%, 3/15/2048 (a)	1,000	1,259

ONE Gas, Inc. 4.50%, 11/1/2048	400	520

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	920

Southern California Gas Co.

Series TT, 2.60%, 6/15/2026	1,100	1,198

Series XX, 2.55%, 2/1/2030	715	779

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	350	500

4.80%, 3/15/2047 (a)	204	223

		21,545

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories 1.15%, 1/30/2028	660	668

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,571	1,662

Becton Dickinson and Co.

3.73%, 12/15/2024	800	888

3.70%, 6/6/2027	10,860	12,307

6.00%, 5/15/2039	400	518

DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,571

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	2,742	2,867

Hologic, Inc.

4.38%, 10/15/2025 (a)	2,444	2,494

4.63%, 2/1/2028 (a)	1,143	1,214

Medtronic, Inc. 4.38%, 3/15/2035	3,000	3,971

Teleflex, Inc. 4.88%, 6/1/2026	1,114	1,164

		29,324

Health Care Providers & Services — 1.2%

Aetna, Inc.

2.80%, 6/15/2023	546	575

4.50%, 5/15/2042	224	267

Ascension Health 3.95%, 11/15/2046	687	868

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

Bon Secours Mercy Health, Inc.

3.46%, 6/1/2030	1,460	1,651

Centene Corp.

5.25%, 4/1/2025 (a)	5,035	5,224

5.38%, 6/1/2026 (a)	6,390	6,757

4.63%, 12/15/2029	4,393	4,814

Children’s National Medical Center Series 2020, 2.93%, 7/15/2050	763	749

Cigna Corp.

4.50%, 2/25/2026	1,000	1,176

3.40%, 3/15/2050	7,115	7,617

Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	544

CVS Health Corp.

4.10%, 3/25/2025	244	278

2.88%, 6/1/2026	3,772	4,107

1.30%, 8/21/2027	9,650	9,590

4.30%, 3/25/2028	4,996	5,882

2.70%, 8/21/2040	3,170	3,087

DaVita, Inc. 3.75%, 2/15/2031 (a)	1,938	1,913

Encompass Health Corp. 4.50%, 2/1/2028	2,715	2,784

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	1,971

Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,571

Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	2,229

HCA, Inc.

5.38%, 2/1/2025	2,000	2,252

5.25%, 6/15/2026	8,013	9,456

5.38%, 9/1/2026	8,160	9,262

4.50%, 2/15/2027	10,000	11,417

5.63%, 9/1/2028	11,281	13,417

5.88%, 2/1/2029	8,653	10,511

3.50%, 9/1/2030	360	378

Memorial Health Services 3.45%, 11/1/2049	645	675

Memorial Sloan-Kettering Cancer Center

4.13%, 7/1/2052	225	299

Series 2015, 4.20%, 7/1/2055	785	1,062

Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	762

MultiCare Health System 2.80%, 8/15/2050	355	356

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	700	685

NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	1,145

Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a) (j)	2,280	2,317

Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	391

Rush Obligated Group Series 2020, 3.92%, 11/15/2029	2,500	2,915

Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	6,591	4,482

Tenet Healthcare Corp.

4.63%, 7/15/2024	4,237	4,334

4.63%, 9/1/2024 (a)	1,385	1,423

5.13%, 5/1/2025	1,100	1,122

4.88%, 1/1/2026 (a)	7,510	7,811

5.13%, 11/1/2027 (a)	6,927	7,308

Texas Health Resources

2.33%, 11/15/2050	500	465

4.33%, 11/15/2055	1,075	1,467

UnitedHealth Group, Inc.

2.00%, 5/15/2030	540	565

4.63%, 7/15/2035	98	129

2.75%, 5/15/2040	1,975	2,083

3.95%, 10/15/2042	615	737

3.75%, 10/15/2047	1,120	1,337

2.90%, 5/15/2050	5,454	5,767

3.88%, 8/15/2059	805	1,002

Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	970	946

		171,932

Health Care Technology — 0.0% (b)

IQVIA, Inc.

5.00%, 10/15/2026 (a)	2,575	2,691

5.00%, 5/15/2027 (a)	1,756	1,848

		4,539

Hotels, Restaurants & Leisure — 0.5%

1011778 BC ULC (Canada)

4.25%, 5/15/2024 (a)	1,614	1,644

3.88%, 1/15/2028 (a)	1,845	1,891

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	2,282	2,419

Cedar Fair LP

5.38%, 4/15/2027	2,785	2,769

5.25%, 7/15/2029	387	375

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (c)	548	219

Colt Merger Sub, Inc. 5.75%, 7/1/2025 (a)	260	272

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	4,860	4,423

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	5,651	6,189

Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	5,635	5,818

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,672	2,762

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,430

International Game Technology plc

6.25%, 2/15/2022 (a)	711	731

6.50%, 2/15/2025 (a)	4,247	4,618

Marriott International, Inc. Series EE, 5.75%, 5/1/2025	2,035	2,285

Marriott Ownership Resorts, Inc.

6.50%, 9/15/2026	3,281	3,408

4.75%, 1/15/2028	118	111

MGM Resorts International

6.75%, 5/1/2025	940	1,006

5.75%, 6/15/2025	4,038	4,327

5.50%, 4/15/2027	817	864

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,552	4,504

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,636	2,556

Starbucks Corp.

3.80%, 8/15/2025	1,010	1,150

3.35%, 3/12/2050	4,405	4,488

Station Casinos LLC 5.00%, 10/1/2025 (a)	1,800	1,779

Wyndham Destinations, Inc. 5.75%, 4/1/2027 (i)	1,050	1,076

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	2,799	2,771

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	4,356	4,247

Yum! Brands, Inc.

7.75%, 4/1/2025 (a)	3,300	3,684

4.75%, 1/15/2030 (a)	804	886

		74,702

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Household Durables — 0.1%

Lennar Corp.

4.75%, 4/1/2021	2,750	2,777

4.13%, 1/15/2022	1,385	1,416

5.88%, 11/15/2024	1,793	2,004

Newell Brands, Inc.

4.70%, 4/1/2026 (i)	5,290	5,727

5.87%, 4/1/2036 (i)	3,265	3,674

Tempur Sealy International, Inc.

5.63%, 10/15/2023	1,021	1,039

5.50%, 6/15/2026	4,811	5,033

		21,670

Household Products — 0.2%

Colgate-Palmolive Co. 4.00%, 8/15/2045	1,000	1,347

Energizer Holdings, Inc.

6.38%, 7/15/2026 (a)	774	820

7.75%, 1/15/2027 (a)	1,975	2,164

Kimberly-Clark Corp. 3.20%, 4/25/2029	1,000	1,148

Reckitt Benckiser Treasury Services plc (United Kingdom)

2.75%, 6/26/2024 (a)	10,530	11,310

3.00%, 6/26/2027 (a)	350	387

Spectrum Brands, Inc.

6.13%, 12/15/2024	1,409	1,451

5.75%, 7/15/2025	3,069	3,169

5.00%, 10/1/2029 (a)	1,985	2,064

		23,860

Independent Power and Renewable Electricity Producers — 0.1%

AES Corp. (The)

5.50%, 4/15/2025	1,925	1,983

6.00%, 5/15/2026	964	1,012

Calpine Corp. 5.25%, 6/1/2026 (a)	3,805	3,972

Clearway Energy Operating LLC 5.00%, 9/15/2026	1,382	1,450

Exelon Generation Co. LLC

3.25%, 6/1/2025	595	656

6.25%, 10/1/2039	200	246

		9,319

Industrial Conglomerates — 0.0% (b)

General Electric Co. Series 15BR, 2.22%, 11/20/2020	JPY 100,000	947

Honeywell International, Inc. 2.80%, 6/1/2050	3,200	3,457

		4,404

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — 0.6%

Aflac, Inc.

3.60%, 4/1/2030	2,500	2,927

4.75%, 1/15/2049	1,900	2,469

AIA Group Ltd. (Hong Kong)

3.20%, 3/11/2025 (a)	996	1,067

3.90%, 4/6/2028 (a)	2,495	2,833

3.60%, 4/9/2029 (a)	495	558

American Financial Group, Inc. 3.50%, 8/15/2026	1,600	1,724

American International Group, Inc. 3.88%, 1/15/2035	2,041	2,377

Aon Corp. 6.25%, 9/30/2040	240	353

Athene Global Funding

2.75%, 6/25/2024 (a)	630	662

2.95%, 11/12/2026 (a)	4,500	4,740

Berkshire Hathaway Finance Corp. 4.25%, 1/15/2049	4,410	5,701

Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,576

CNA Financial Corp. 3.95%, 5/15/2024	373	412

Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	406	499

Guardian Life Global Funding 3.40%, 4/25/2023 (a)	2,830	3,047

Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	359

Intact US Holdings, Inc. 4.60%, 11/9/2022	800	842

Jackson National Life Global Funding

2.50%, 6/27/2022 (a)	4,000	4,144

3.25%, 1/30/2024 (a)	575	620

3.88%, 6/11/2025 (a)	12,637	14,242

John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	3,006

Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	530

Lincoln National Corp. 3.35%, 3/9/2025	1,100	1,204

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,207	1,434

Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	433	447

MassMutual Global Funding II

2.75%, 6/22/2024 (a)	2,000	2,152

2.95%, 1/11/2025 (a)	1,200	1,314

MetLife, Inc.

6.50%, 12/15/2032	700	1,058

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

4.13%, 8/13/2042	500	610

Metropolitan Life Global Funding I

3.00%, 1/10/2023 (a)	5,295	5,611

3.05%, 6/17/2029 (a)	1,500	1,703

Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	2,156

New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	3,172

New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	464

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (e)	2,730	2,873

Principal Financial Group, Inc. 3.70%, 5/15/2029	605	705

Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	654

Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (e) (f) (g)	600	606

Protective Life Corp.

4.30%, 9/30/2028 (a)	700	774

Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	2,557

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	198

Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,532

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (e)	1,000	1,142

Teachers Insurance & Annuity Association of America

4.90%, 9/15/2044 (a)	500	628

4.27%, 5/15/2047 (a)	800	945

Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	953

		89,580

Interactive Media & Services — 0.0% (b)

Alphabet, Inc. 2.25%, 8/15/2060	2,670	2,536

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc.

3.15%, 8/22/2027	2,000	2,290

2.50%, 6/3/2050	10,599	10,661

2.70%, 6/3/2060	6,470	6,605

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Internet & Direct Marketing Retail — continued

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,460	1,342

		20,898

IT Services — 0.3%

DXC Technology Co. 4.25%, 4/15/2024	517	562

Fidelity National Information Services, Inc. 4.50%, 8/15/2046	2,000	2,475

Gartner, Inc. 5.13%, 4/1/2025 (a)	2,707	2,814

Global Payments, Inc. 2.90%, 5/15/2030	4,500	4,850

International Business Machines Corp.

3.30%, 5/15/2026	1,300	1,476

1.70%, 5/15/2027	2,000	2,070

4.15%, 5/15/2039	8,265	10,131

4.00%, 6/20/2042	5,000	5,982

4.25%, 5/15/2049	2,600	3,286

Visa, Inc.

4.15%, 12/14/2035	1,510	1,959

2.70%, 4/15/2040	1,500	1,615

Western Union Co. (The) 3.60%, 3/15/2022	1,200	1,249

		38,469

Leisure Products — 0.1%

Mattel, Inc. 3.15%, 3/15/2023	1,427	1,402

6.75%, 12/31/2025 (a)	5,773	6,127

5.88%, 12/15/2027 (a)	1,145	1,245

		8,774

Life Sciences Tools & Services — 0.0% (b)

Avantor, Inc. 6.00%, 10/1/2024 (a)	1,065	1,116

Machinery — 0.1%

ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	2,053	2,077

Caterpillar, Inc. 3.80%, 8/15/2042	680	833

Colfax Corp.

6.00%, 2/15/2024 (a)	1,908	1,979

6.38%, 2/15/2026 (a)	500	538

Deere & Co. 3.90%, 6/9/2042	3,800	4,837

Ingersoll-Rand Co. 7.20%, 6/1/2025	75	91

Parker-Hannifin Corp. 6.25%, 5/15/2038	440	617

RBS Global, Inc. 4.88%, 12/15/2025 (a)	1,125	1,152

Tennant Co. 5.63%, 5/1/2025	2,286	2,375

Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,455	1,515

Xylem, Inc. 1.95%, 1/30/2028	1,285	1,340

		17,354

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Marine — 0.0% (b)

MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,604	2,687

Media — 1.3%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	1,500	1,601

AMC Networks, Inc. 5.00%, 4/1/2024	2,596	2,645

Charter Communications Operating LLC 3.70%, 4/1/2051	8,000	7,929

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024	5,615	5,503

5.13%, 8/15/2027 (a)	8,237	8,322

Comcast Corp.

3.38%, 2/15/2025	5,150	5,740

4.15%, 10/15/2028	6,100	7,389

4.40%, 8/15/2035	3,850	4,907

3.90%, 3/1/2038	12,489	14,927

4.60%, 10/15/2038	865	1,109

3.25%, 11/1/2039	8,380	9,263

4.60%, 8/15/2045	2,405	3,123

3.40%, 7/15/2046	5,000	5,524

3.97%, 11/1/2047	1,115	1,341

4.00%, 3/1/2048	5,140	6,200

4.00%, 11/1/2049	135	163

3.45%, 2/1/2050	1,708	1,915

2.45%, 8/15/2052	6,810	6,481

2.65%, 8/15/2062	10,555	10,122

CSC Holdings LLC

5.25%, 6/1/2024	4,373	4,734

5.50%, 5/15/2026 (a)	5,177	5,429

5.50%, 4/15/2027 (a)	3,352	3,575

5.38%, 2/1/2028 (a)	2,295	2,448

6.50%, 2/1/2029 (a)	289	326

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	9,233	7,202

DISH DBS Corp.

6.75%, 6/1/2021	754	773

5.88%, 7/15/2022	2,694	2,844

5.00%, 3/15/2023	5,867	6,072

5.88%, 11/15/2024	7,005	7,403

7.75%, 7/1/2026	5,285	6,051

Entercom Media Corp. 6.50%, 5/1/2027 (a)	928	791

iHeartCommunications, Inc.

6.38%, 5/1/2026	2,900	3,016

8.38%, 5/1/2027	3,727	3,745

5.25%, 8/15/2027 (a)	1,998	1,993

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Lamar Media Corp.

5.00%, 5/1/2023	627	634

5.75%, 2/1/2026	917	957

4.00%, 2/15/2030 (a)	435	444

Meredith Corp. 6.88%, 2/1/2026	1,265	1,099

Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	4,885	5,154

Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	2,855	2,804

Sirius XM Radio, Inc.

4.63%, 7/15/2024 (a)	1,056	1,098

5.38%, 7/15/2026 (a)	1,549	1,621

5.00%, 8/1/2027 (a)	790	838

5.50%, 7/1/2029 (a)	3,257	3,577

TEGNA, Inc.

4.63%, 3/15/2028 (a)	1,245	1,257

5.00%, 9/15/2029 (a)	1,525	1,534

Time Warner Cable LLC 7.30%, 7/1/2038	335	476

ViacomCBS, Inc.

4.20%, 5/19/2032	8,538	9,690

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (e)	1,234	1,280

Videotron Ltd. (Canada)

5.00%, 7/15/2022	700	735

5.38%, 6/15/2024 (a)	3,057	3,328

5.13%, 4/15/2027 (a)	1,823	1,928

		199,060

Metals & Mining — 0.3%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	1,620	1,676

7.00%, 9/30/2026 (a)	1,765	1,889

6.13%, 5/15/2028 (a)	1,865	2,013

Arconic Corp. 6.13%, 2/15/2028 (a)	3,135	3,307

Commercial Metals Co.

4.88%, 5/15/2023	2,566	2,668

5.75%, 4/15/2026	295	307

FMG Resources August 2006 Pty. Ltd. (Australia)

4.75%, 5/15/2022 (a)	2,004	2,072

5.13%, 3/15/2023 (a)	569	598

5.13%, 5/15/2024 (a)	1,453	1,569

Freeport-McMoRan, Inc.

5.00%, 9/1/2027	1,000	1,058

4.13%, 3/1/2028	1,907	1,994

4.38%, 8/1/2028	1,113	1,169

4.25%, 3/1/2030	390	410

5.40%, 11/14/2034	1,395	1,577

5.45%, 3/15/2043	1,650	1,856

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Metals & Mining — continued

Glencore Finance Canada Ltd. (Switzerland)

6.90%, 11/15/2037 (a)	100	127

5.55%, 10/25/2042 (a) (i)	4,045	4,731

Glencore Funding LLC (Australia)

4.63%, 4/29/2024 (a)	300	333

1.63%, 9/1/2025 (a)	565	564

2.50%, 9/1/2030 (a)	875	858

Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	1,200	1,492

Kaiser Aluminum Corp.

6.50%, 5/1/2025 (a)	600	634

4.63%, 3/1/2028 (a)	3,060	3,027

Novelis Corp.

5.88%, 9/30/2026 (a)	1,695	1,771

4.75%, 1/30/2030 (a)	1,475	1,495

Nucor Corp.

4.00%, 8/1/2023	1,000	1,090

6.40%, 12/1/2037	1,910	2,729

Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	2,000	2,858

United States Steel Corp. 12.00%, 6/1/2025 (a)	2,650	2,809

		48,681

Mortgage Real Estate Investment Trusts (REITs) — 0.2%

Arbor Realty Trust, Inc.

Series QIB, REIT, 4.50%, 3/15/2027 (a)	30,000	26,658

Multiline Retail — 0.1%

Dollar General Corp. 3.50%, 4/3/2030	1,351	1,550

Macy’s, Inc. 8.38%, 6/15/2025 (a)	2,735	2,871

Neiman Marcus Group Ltd. LLC

14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024 (a) (c) (j)	6,075	1,640

8.00%, 10/25/2024 (a) (c)	9,365	515

Target Corp. 2.65%, 9/15/2030	2,000	2,217

		8,793

Multi-Utilities — 0.2%

Ameren Corp. 3.50%, 1/15/2031	2,390	2,740

Ameren Illinois Co. 3.25%, 3/15/2050	3,950	4,509

Berkshire Hathaway Energy Co.

3.25%, 4/15/2028	800	909

6.13%, 4/1/2036	1,349	1,947

3.80%, 7/15/2048	6,195	7,366

Consolidated Edison Co. of New York, Inc.

Series 06-E, 5.70%, 12/1/2036	400	541

Series 2017, 3.88%, 6/15/2047	1,275	1,466

Series E, 4.65%, 12/1/2048	1,700	2,218

4.50%, 5/15/2058	808	1,039

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued

Consumers Energy Co.

4.35%, 4/15/2049	500	668

4.35%, 8/31/2064	491	648

Dominion Energy, Inc.

Series F, 5.25%, 8/1/2033	785	993

7.00%, 6/15/2038	400	588

Series C, 4.90%, 8/1/2041	46	60

Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,226

San Diego Gas & Electric Co.

6.00%, 6/1/2026	685	835

6.00%, 6/1/2039	500	727

4.50%, 8/15/2040	249	310

Series UUU, 3.32%, 4/15/2050	4,780	5,296

		34,086

Oil, Gas & Consumable Fuels — 2.1%

AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028 (h)	3,100	3,402

Antero Midstream Partners LP 5.38%, 9/15/2024	1,970	1,817

Antero Resources Corp. 5.13%, 12/1/2022	3,620	3,145

Apache Corp.

4.63%, 11/15/2025	3,996	4,086

4.88%, 11/15/2027	236	241

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	688

BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a)	2,000	2,073

Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	1,502	1,494

BP Capital Markets America, Inc.

3.80%, 9/21/2025	1,500	1,705

3.41%, 2/11/2026	1,750	1,961

3.02%, 1/16/2027	1,325	1,453

3.94%, 9/21/2028	2,300	2,689

4.23%, 11/6/2028	13,770	16,401

3.00%, 2/24/2050	10,130	9,965

2.77%, 11/10/2050	4,090	3,857

BP Capital Markets plc (United Kingdom)

3.54%, 11/4/2024	1,800	1,995

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (g)	11,180	11,739

3.28%, 9/19/2027	2,988	3,335

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (g)	13,870	15,150

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Buckeye Partners LP 4.13%, 12/1/2027	2,755	2,755

Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,073

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	1,550	1,577

Cheniere Energy Partners LP

5.25%, 10/1/2025	4,148	4,245

5.63%, 10/1/2026	963	1,009

Chesapeake Energy Corp. 11.50%, 1/1/2025 (a) (c)	3,585	464

Chevron Corp. 2.24%, 5/11/2030	3,500	3,730

Chevron USA, Inc. 2.34%, 8/12/2050	6,310	6,013

Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	3,381	3,355

ConocoPhillips Co. 6.95%, 4/15/2029	1,421	1,985

Crestwood Midstream Partners LP 5.75%, 4/1/2025	2,760	2,640

DCP Midstream Operating LP

4.95%, 4/1/2022	522	534

5.38%, 7/15/2025	1,055	1,133

5.13%, 5/15/2029	1,725	1,829

6.75%, 9/15/2037 (a)	1,080	1,080

5.60%, 4/1/2044	480	456

Diamondback Energy, Inc. 5.38%, 5/31/2025	1,153	1,201

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	2,470	2,727

5.88%, 5/28/2045	1,010	1,146

Energy Transfer Operating LP

3.60%, 2/1/2023	1,146	1,190

4.25%, 3/15/2023	2,000	2,107

4.75%, 1/15/2026	7,346	8,014

5.00%, 5/15/2050	5,000	4,782

Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	642

EnLink Midstream Partners LP

4.15%, 6/1/2025	1,962	1,748

4.85%, 7/15/2026	1,665	1,455

5.60%, 4/1/2044	1,930	1,274

Enterprise Products Operating LLC

3.35%, 3/15/2023	1,252	1,333

3.70%, 2/15/2026	1,026	1,163

Series J, 5.75%, 3/1/2035	800	997

6.45%, 9/1/2040	375	500

5.95%, 2/1/2041	333	424

4.95%, 10/15/2054	330	378

EOG Resources, Inc. 4.38%, 4/15/2030	2,000	2,393

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

EP Energy LLC

9.38%, 5/1/2024 (a) (c)	6,505	1

8.00%, 11/29/2024 (a) (c)	7,090	7

7.75%, 5/15/2026 (a) (c)	6,819	1,483

EQM Midstream Partners LP 6.00%, 7/1/2025 (a)	500	531

EQT Corp. 7.88%, 2/1/2025 (i)	2,680	3,076

Equinor ASA (Norway) 7.15%, 11/15/2025	585	755

Exxon Mobil Corp.

2.99%, 3/19/2025	1,990	2,185

2.61%, 10/15/2030	5,220	5,670

3.00%, 8/16/2039	1,555	1,667

3.10%, 8/16/2049	4,970	5,195

Genesis Energy LP 7.75%, 2/1/2028	1,314	1,169

Gulfport Energy Corp.

6.63%, 5/1/2023	1,320	805

6.00%, 10/15/2024	2,737	1,628

6.38%, 1/15/2026	1,018	596

KazMunayGas National Co. JSC (Kazakhstan) 5.38%, 4/24/2030 (h)	3,650	4,380

Leviathan Bond Ltd. (Israel)

6.13%, 6/30/2025 (h)	1,090	1,131

6.50%, 6/30/2027 (h)	1,182	1,233

6.75%, 6/30/2030 (h)	680	709

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	2,237	2,281

7.13%, 2/1/2027 (a)	1,999	1,913

MPLX LP

1.75%, 3/1/2026	1,750	1,750

5.20%, 3/1/2047	323	365

NGPL PipeCo LLC

4.38%, 8/15/2022 (a)	1,823	1,890

7.77%, 12/15/2037 (a)	615	751

Noble Energy, Inc. 5.25%, 11/15/2043	8,550	11,350

NuStar Logistics LP

6.00%, 6/1/2026	1,338	1,400

5.63%, 4/28/2027	1,003	1,008

Oasis Petroleum, Inc. 6.25%, 5/1/20260 (a)	1,860	335

Occidental Petroleum Corp.

2.70%, 8/15/2022	2,385	2,345

8.00%, 7/15/2025	1,533	1,668

5.88%, 9/1/2025	773	777

8.50%, 7/15/2027	1,641	1,816

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

6.38%, 9/1/2028	773	782

8.88%, 7/15/2030	1,887	2,132

6.63%, 9/1/2030	773	794

ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,683

ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,511

Parsley Energy LLC 5.38%, 1/15/2025 (a)	5,775	5,883

PBF Holding Co. LLC

9.25%, 5/15/2025 (a)	514	563

6.00%, 2/15/2028 (a)	2,710	2,285

Pertamina Persero PT (Indonesia) 6.45%, 5/30/2044 (h)	1,600	2,123

Petrobras Global Finance BV (Brazil) 6.90%, 3/19/2049	682	778

Petroleos Mexicanos (Mexico)

6.88%, 8/4/2026	2,600	2,645

5.35%, 2/12/2028	3,250	2,957

6.75%, 9/21/2047	395	328

7.69%, 1/23/2050 (h)	880	785

6.95%, 1/28/2060 (a)	2,667	2,217

Phillips 66 4.65%, 11/15/2034	1,000	1,217

QEP Resources, Inc.

6.88%, 3/1/2021	978	1,004

5.38%, 10/1/2022	766	670

5.25%, 5/1/2023	2,196	1,801

5.63%, 3/1/2026	673	432

Range Resources Corp. 4.88%, 5/15/2025	2,625	2,448

SM Energy Co.

6.13%, 11/15/2022	686	535

6.75%, 9/15/2026	1,895	929

6.63%, 1/15/2027	1,293	634

Southwestern Energy Co.

6.45%, 1/23/2025 (i)	2,195	2,205

7.50%, 4/1/2026	2,251	2,262

Spectra Energy Partners LP 4.50%, 3/15/2045	4,670	5,457

Sunoco Logistics Partners Operations LP 5.95%, 12/1/2025	464	543

Sunoco LP

4.88%, 1/15/2023	2,036	2,069

6.00%, 4/15/2027	598	637

Tallgrass Energy Partners LP

4.75%, 10/1/2023 (a)	1,435	1,406

5.50%, 9/15/2024 (a)	1,555	1,524

5.50%, 1/15/2028 (a)	1,975	1,807

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Targa Resources Partners LP

5.25%, 5/1/2023	2,882	2,897

4.25%, 11/15/2023	3,426	3,448

5.13%, 2/1/2025	3,895	3,978

5.88%, 4/15/2026	1,345	1,416

5.38%, 2/1/2027	535	552

6.50%, 7/15/2027	1,730	1,868

5.00%, 1/15/2028	585	598

4.88%, 2/1/2031 (a)	1,280	1,290

TerraForm Power Operating LLC

4.25%, 1/31/2023 (a)	1,872	1,938

5.00%, 1/31/2028 (a)	1,468	1,631

Texas Eastern Transmission LP

3.50%, 1/15/2028 (a)	375	405

Total Capital International SA (France)

2.99%, 6/29/2041	4,700	4,895

3.46%, 7/12/2049	7,690	8,527

3.13%, 5/29/2050	4,200	4,398

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	1,150	1,246

WPX Energy, Inc. 5.75%, 6/1/2026	3,554	3,628

		316,179

Personal Products — 0.0% (b)

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	795	849

Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,996

		2,845

Pharmaceuticals — 1.0%

Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	3,526	3,473

AstraZeneca plc (United Kingdom)

3.50%, 8/17/2023	2,000	2,168

1.38%, 8/6/2030	5,275	5,167

2.13%, 8/6/2050	8,870	8,211

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	4,654	5,160

8.50%, 1/31/2027 (a)	5,264	5,790

Bausch Health Cos., Inc.

7.00%, 3/15/2024 (a)	9,063	9,416

5.50%, 11/1/2025 (a)	7,822	8,074

5.75%, 8/15/2027 (a)	2,065	2,218

5.25%, 1/30/2030 (a)	1,188	1,181

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Bristol-Myers Squibb Co.

2.90%, 7/26/2024	3,045	3,318

3.20%, 6/15/2026	2,977	3,385

4.13%, 6/15/2039	5,998	7,673

5.00%, 8/15/2045	3,600	5,124

Elanco Animal Health, Inc. 5.90%, 8/28/2028 (i)	2,425	2,893

Eli Lilly and Co.

2.25%, 5/15/2050	5,905	5,596

4.15%, 3/15/2059	1,665	2,185

2.50%, 9/15/2060	2,000	1,897

Merck & Co., Inc. 2.45%, 6/24/2050	4,405	4,394

Pfizer, Inc.

2.75%, 6/3/2026	1,500	1,673

3.45%, 3/15/2029	495	580

2.63%, 4/1/2030	2,000	2,232

4.10%, 9/15/2038	3,000	3,762

3.90%, 3/15/2039	2,960	3,656

2.55%, 5/28/2040	7,000	7,308

4.30%, 6/15/2043	4,000	5,142

2.70%, 5/28/2050	3,260	3,383

Pharmacia LLC 6.60%, 12/1/2028 (i)	745	1,036

Royalty Pharma plc

1.20%, 9/2/2025 (a)	645	643

1.75%, 9/2/2027 (a)	645	643

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	560

Takeda Pharmaceutical Co. Ltd. (Japan)

5.00%, 11/26/2028	1,300	1,608

3.03%, 7/9/2040	4,060	4,203

3.18%, 7/9/2050	10,880	11,056

3.38%, 7/9/2060	3,995	4,126

Upjohn, Inc.

1.65%, 6/22/2025 (a)	3,500	3,595

2.30%, 6/22/2027 (a)	2,150	2,238

		144,767

Real Estate Management & Development — 0.0% (b)

Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,593

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)

3.13%, 3/20/2022 (a)	579	595

3.88%, 3/20/2027 (a)	603	653

		3,841

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — 0.3%

Avis Budget Car Rental LLC

5.25%, 3/15/2025 (a)	3,424	3,267

5.75%, 7/15/2027 (a)	1,354	1,298

Burlington Northern Santa Fe LLC

7.08%, 5/13/2029	100	142

6.15%, 5/1/2037	750	1,124

4.38%, 9/1/2042	2,510	3,211

4.70%, 9/1/2045	6,630	8,923

3.55%, 2/15/2050	2,707	3,212

Canadian Pacific Railway Co. (Canada) 9.45%, 8/1/2021	280	301

CSX Corp.

3.25%, 6/1/2027	1,283	1,451

3.80%, 4/15/2050	4,300	5,140

Empresa de Transporte de Pasajeros Metro SA (Chile) 5.00%, 1/25/2047 (h)	2,400	3,048

ERAC USA Finance LLC

3.30%, 10/15/2022 (a)	200	209

2.70%, 11/1/2023 (a)	470	492

7.00%, 10/15/2037 (a)	291	412

Hertz Corp. (The)

5.50%, 10/15/2024 (a) (c)	3,715	1,504

6.00%, 1/15/2028 (a) (c)	1,770	728

JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	504

Norfolk Southern Corp.

2.90%, 2/15/2023	462	487

3.05%, 5/15/2050	4,405	4,645

4.05%, 8/15/2052	1,000	1,206

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,767	1,917

Ryder System, Inc. 3.50%, 6/1/2021	555	568

SMBC Aviation Capital Finance DAC (Ireland)

3.00%, 7/15/2022 (a)	650	663

4.13%, 7/15/2023 (a)	1,100	1,165

		45,617

Semiconductors & Semiconductor Equipment — 0.3%

Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	2,313	2,515

Analog Devices, Inc. 4.50%, 12/5/2036	563	683

Broadcom Corp. 3.88%, 1/15/2027	8,910	9,873

Broadcom, Inc. 4.11%, 9/15/2028	2,218	2,492

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Semiconductors & Semiconductor Equipment — continued

Intel Corp.

3.25%, 11/15/2049	1,700	1,892

3.10%, 2/15/2060	700	743

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,305	2,405

Qorvo, Inc. 5.50%, 7/15/2026	3,262	3,460

QUALCOMM, Inc.

1.30%, 5/20/2028 (a)	8,805	8,825

3.25%, 5/20/2050	7,800	8,771

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	2,328	2,439

Texas Instruments, Inc.

2.90%, 11/3/2027	1,000	1,123

2.25%, 9/4/2029	1,800	1,928

3.88%, 3/15/2039	1,620	2,021

4.15%, 5/15/2048	300	392

		49,562

Software — 0.4%

CDK Global, Inc. 5.25%, 5/15/2029 (a)	1,939	2,115

Intuit, Inc.

0.95%, 7/15/2025	2,850	2,882

1.35%, 7/15/2027	2,490	2,545

Microsoft Corp.

3.50%, 2/12/2035	4,989	6,145

4.20%, 11/3/2035	435	572

3.45%, 8/8/2036	2,000	2,400

4.10%, 2/6/2037	547	704

3.70%, 8/8/2046	7,260	9,040

2.53%, 6/1/2050	323	338

Nuance Communications, Inc. 5.63%, 12/15/2026	2,592	2,748

Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	2,996	3,146

Oracle Corp.

2.50%, 4/1/2025	2,750	2,964

2.95%, 4/1/2030	7,410	8,293

4.30%, 7/8/2034	567	706

3.90%, 5/15/2035	1,545	1,867

3.85%, 7/15/2036	1,756	2,062

4.13%, 5/15/2045	5,300	6,303

4.38%, 5/15/2055	5,215	6,537

salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,286

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,205	3,433

		66,086

Specialty Retail — 0.4%

Caleres, Inc. 6.25%, 8/15/2023	2,840	2,506

Gap, Inc. (The) 8.88%, 5/15/2027 (a)	1,525	1,719

Home Depot, Inc. (The)

3.13%, 12/15/2049	3,440	3,766

3.50%, 9/15/2056	7,000	8,293

L Brands, Inc.

5.63%, 2/15/2022	560	575

5.25%, 2/1/2028	769	738

7.50%, 6/15/2029	1,704	1,815

6.75%, 7/1/2036	1,625	1,658

Lowe’s Cos., Inc.

3.13%, 9/15/2024	665	726

2.50%, 4/15/2026	3,000	3,262

3.65%, 4/5/2029	872	1,009

3.70%, 4/15/2046	5,000	5,646

4.05%, 5/3/2047	1,774	2,108

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	185	213

Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,916	3,036

PetSmart, Inc. 7.13%, 3/15/2023 (a)	3,799	3,827

Staples, Inc.

7.50%, 4/15/2026 (a)	9,915	8,827

10.75%, 4/15/2027 (a)	5,981	4,157

TJX Cos., Inc. (The)

3.75%, 4/15/2027	600	690

4.50%, 4/15/2050	350	443

		55,014

Technology Hardware, Storage & Peripherals — 0.6%

Apple, Inc.

3.25%, 2/23/2026	372	420

2.20%, 9/11/2029	4,125	4,458

3.85%, 5/4/2043	13,561	16,626

3.45%, 2/9/2045	8,744	10,158

3.75%, 9/12/2047	6,500	7,828

3.75%, 11/13/2047	1,000	1,207

2.95%, 9/11/2049	870	935

2.40%, 8/20/2050	10,385	10,286

2.55%, 8/20/2060	7,500	7,325

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Technology Hardware, Storage & Peripherals — continued

Dell International LLC 7.13%, 6/15/2024 (a)	6,236	6,475

EMC Corp. 3.38%, 6/1/2023	2,796	2,887

NCR Corp.

5.75%, 9/1/2027 (a)	1,370	1,439

5.00%, 10/1/2028 (a)	763	769

6.13%, 9/1/2029 (a)	5,075	5,442

Western Digital Corp. 4.75%, 2/15/2026	2,682	2,902

Xerox Corp. 4.12%, 3/15/2023 (i)	2,232	2,291

		81,448

Textiles, Apparel & Luxury Goods — 0.0% (b)

Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	2,077

William Carter Co. (The)

5.63%, 3/15/2027 (a)	2,405	2,555

		4,632

Thrifts & Mortgage Finance — 0.3%

BPCE SA (France)

5.70%, 10/22/2023 (a)	2,000	2,247

5.15%, 7/21/2024 (a)	12,810	14,400

2.38%, 1/14/2025 (a)	2,260	2,369

3.38%, 12/2/2026	250	281

3.50%, 10/23/2027 (a)	1,100	1,213

2.70%, 10/1/2029 (a)	13,090	14,068

Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	555

Quicken Loans LLC 5.75%, 5/1/2025 (a)	2,691	2,772

Radian Group, Inc. 4.50%, 10/1/2024	1,286	1,292

		39,197

Tobacco — 0.5%

Altria Group, Inc.

3.40%, 5/6/2030	15,750	17,349

3.88%, 9/16/2046	9,585	9,947

BAT Capital Corp. (United Kingdom)

3.56%, 8/15/2027	26,716	29,202

4.39%, 8/15/2037	6,345	6,909

Philip Morris International, Inc.

2.10%, 5/1/2030	2,610	2,705

4.38%, 11/15/2041	4,073	4,984

4.13%, 3/4/2043	5,000	5,896

		76,992

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — 0.2%

Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	4,118	1,709

Air Lease Corp.

2.30%, 2/1/2025	1,000	985

3.25%, 3/1/2025	242	246

3.38%, 7/1/2025	1,800	1,831

2.88%, 1/15/2026	1,000	994

3.25%, 10/1/2029	1,020	995

Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	805	828

BOC Aviation Ltd. (Singapore)

2.38%, 9/15/2021 (a)	300	302

2.75%, 9/18/2022 (a)	600	612

3.50%, 10/10/2024 (a)	370	391

H&E Equipment Services, Inc. 5.63%, 9/1/2025	1,110	1,152

International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,079

United Rentals North America, Inc.

4.63%, 10/15/2025	2,475	2,530

5.88%, 9/15/2026	9,480	10,089

3.88%, 2/15/2031	1,308	1,346

WESCO Distribution, Inc. 5.38%, 6/15/2024	3,197	3,285

WW Grainger, Inc. 4.60%, 6/15/2045	520	672

		29,046

Transportation Infrastructure — 0.0% (b)

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,389

Water Utilities — 0.0% (b)

American Water Capital Corp.

3.85%, 3/1/2024	680	745

3.45%, 6/1/2029	620	713

		1,458

Wireless Telecommunication Services — 0.8%

America Movil SAB de CV (Mexico)

3.13%, 7/16/2022	1,266	1,317

4.38%, 4/22/2049	439	546

Crown Castle Towers LLC

3.72%, 7/15/2023 (a)	250	261

3.66%, 5/15/2025 (a)	2,805	3,006

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	2,530	2,865

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — continued

Sprint Corp.

7.88%, 9/15/2023	3,143	3,656

7.13%, 6/15/2024	5,952	6,917

7.63%, 2/15/2025	5,843	6,997

7.63%, 3/1/2026	9,057	11,139

T-Mobile USA, Inc.

5.13%, 4/15/2025	4,596	4,711

6.50%, 1/15/2026	4,391	4,597

4.50%, 2/1/2026	3,522	3,636

1.50%, 2/15/2026 (a)	5,740	5,823

4.75%, 2/1/2028	5,290	5,700

2.05%, 2/15/2028 (a)	12,000	12,291

3.88%, 4/15/2030 (a)	17,210	19,670

2.55%, 2/15/2031 (a)	8,315	8,694

4.38%, 4/15/2040 (a)	10,910	13,122

		114,948

Total Corporate Bonds (Cost $4,008,572)		4,207,348

Mortgage-Backed Securities — 19.5%

FHLMC

Pool # 1G1861, ARM, 4.04%, 3/1/2036 (k)	38	41

Pool # 1J1380, ARM, 4.28%, 3/1/2036 (k)	51	54

Pool # 1J1393, ARM, 3.14%, 10/1/2036 (k)	58	61

Pool # 1J1657, ARM, 2.83%, 5/1/2037 (k)	12	12

Pool # 1Q0476, ARM, 3.88%, 10/1/2037 (k)	108	109

FHLMC Gold Pools, 15 Year

Pool # J05944, 5.50%, 1/1/2021	4	4

Pool # G13821, 6.00%, 11/1/2021	3	3

Pool # G13385, 5.50%, 11/1/2023	21	22

Pool # G13603, 5.50%, 2/1/2024	8	8

Pool # G13805, 5.50%, 12/1/2024	43	45

Pool # G14252, 5.50%, 12/1/2024	43	44

Pool # J14494, 4.00%, 2/1/2026	584	620

FHLMC Gold Pools, 20 Year

Pool # C91025, 7.00%, 1/1/2027	62	68

Pool # G30591, 6.00%, 2/1/2028	455	507

Pool # D98914, 4.00%, 1/1/2032	3,140	3,454

Pool # G31099, 4.00%, 1/1/2038	12,583	13,953

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Gold Pools, 30 Year

Pool # C80091, 6.50%, 1/1/2024	18	20

Pool # C80161, 7.50%, 6/1/2024	1	1

Pool # G00271, 7.00%, 9/1/2024	15	15

Pool # C80245, 7.50%, 10/1/2024	3	3

Pool # G00278, 7.00%, 11/1/2024	7	7

Pool # C00496, 7.50%, 2/1/2027	1	1

Pool # D81734, 7.00%, 8/1/2027	18	18

Pool # G00747, 8.00%, 8/1/2027	26	30

Pool # D86005, 7.00%, 2/1/2028	3	3

Pool # G02210, 7.00%, 12/1/2028	66	75

Pool # C21930, 6.00%, 2/1/2029	7	8

Pool # C00785, 6.50%, 6/1/2029	13	14

Pool # A27201, 6.50%, 3/1/2032	60	67

Pool # A13067, 4.00%, 9/1/2033	29	32

Pool # G60154, 5.00%, 2/1/2034	12,770	14,708

Pool # G60214, 5.00%, 7/1/2035	12,027	13,839

Pool # C02641, 7.00%, 10/1/2036	36	42

Pool # C02660, 6.50%, 11/1/2036	68	79

Pool # G06172, 5.50%, 12/1/2038	1,339	1,552

Pool # G06576, 5.00%, 9/1/2040	5,906	6,808

Pool # A96733, 4.50%, 2/1/2041	10,275	11,535

Pool # G06493, 4.50%, 5/1/2041	542	606

Pool # G61864, 5.50%, 6/1/2041	4,978	5,785

Pool # Q05956, 4.50%, 2/1/2042	1,523	1,705

Pool # Q11285, 3.50%, 9/1/2042	4,318	4,793

Pool # Q12174, 3.50%, 10/1/2042	5,038	5,593

Pool # G07239, 3.00%, 12/1/2042	4,509	4,884

Pool # Q13796, 3.50%, 12/1/2042	6,374	7,076

Pool # Q15767, 3.00%, 2/1/2043	4,263	4,618

Pool # Q33869, 4.00%, 6/1/2045	3,899	4,264

Pool # G61462, 4.00%, 7/1/2045	20,037	22,065

Pool # Q37784, 3.50%, 12/1/2045	2,542	2,727

Pool # Q39092, 4.00%, 2/1/2046	5,698	6,204

Pool # Q39412, 3.50%, 3/1/2046	2,252	2,419

Pool # Q40797, 3.50%, 5/1/2046	5,312	5,672

Pool # Q40905, 3.50%, 6/1/2046	557	589

Pool # Q40922, 3.50%, 6/1/2046	2,660	2,845

Pool # Q41602, 3.50%, 7/1/2046	972	1,033

Pool # Q42079, 3.50%, 7/1/2046	1,202	1,281

Pool # Q42657, 3.50%, 8/1/2046	9,610	10,262

Pool # Q42656, 4.00%, 8/1/2046	494	528

Pool # Q43241, 3.50%, 9/1/2046	10,566	11,265

Pool # Q43237, 4.00%, 9/1/2046	1,713	1,857

Pool # G61565, 4.50%, 4/1/2048	32,887	36,882

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	4	5

Pool # B90491, 7.50%, 1/1/2032	207	238

Pool # U89009, 3.50%, 9/1/2032	683	734

Pool # U80074, 3.50%, 10/1/2032	2,635	2,834

Pool # G20028, 7.50%, 12/1/2036	260	296

Pool # U90690, 3.50%, 6/1/2042	2,320	2,510

Pool # U90975, 4.00%, 6/1/2042	503	551

Pool # U90230, 4.50%, 9/1/2042	1,977	2,187

Pool # U90281, 4.00%, 10/1/2042	1,491	1,620

Pool # U92021, 5.00%, 9/1/2043	2,468	2,755

Pool # U99076, 4.50%, 12/1/2043	4,814	5,366

Pool # U99084, 4.50%, 2/1/2044	4,144	4,620

Pool # U92996, 3.50%, 6/1/2045	340	367

Pool # U93026, 3.50%, 7/1/2045	1,166	1,257

Pool # U99134, 4.00%, 1/1/2046	4,854	5,317

Pool # U93155, 3.50%, 5/1/2046	812	876

Pool # U93158, 3.50%, 6/1/2046	1,060	1,143

Pool # U93167, 3.50%, 7/1/2046	955	1,017

Pool # U93172, 3.50%, 7/1/2046	1,093	1,179

FHLMC UMBS, 30 Year

Pool # RA2008, 4.00%, 1/1/2050	24,383	26,586

FNMA

Pool # AM2292, ARM, 0.51%, 1/1/2023 (k)	1,182	1,179

Pool # 766610, ARM, 3.71%, 1/1/2034 (k)	61	63

Pool # 823660, ARM, 2.88%, 5/1/2035 (k)	82	83

Pool # 910181, ARM, 3.67%, 3/1/2037 (k)	37	39

Pool # 888304, ARM, 3.03%, 4/1/2037 (k)	1	1

Pool # 888750, ARM, 3.64%, 4/1/2037 (k)	60	64

Pool # 948208, ARM, 1.95%, 7/1/2037 (k)	33	34

Pool # 888620, ARM, 2.44%, 7/1/2037 (k)	64	64

FNMA UMBS, 15 Year

Pool # 890129, 6.00%, 12/1/2021	4	4

Pool # 949379, 6.00%, 8/1/2022	16	16

Pool # 890231, 5.00%, 7/1/2025	136	144

Pool # CA4723, 3.50%, 11/1/2034	12,775	13,571

FNMA UMBS, 20 Year

Pool # MA0602, 3.50%, 12/1/2030	227	241

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # BM3254, 4.00%, 1/1/2038	9,872		11,055

Pool # BM3566, 4.00%, 2/1/2038	10,827		12,003

Pool # CA1234, 4.00%, 2/1/2038	4,165		4,618

Pool # CA1238, 4.00%, 2/1/2038	3,920		4,391

FNMA UMBS, 30 Year

Pool # 50617, 8.00%, 8/1/2022	—	(d)	—	(d)

Pool # 250228, 9.00%, 4/1/2025	1		1

Pool # 328066, 8.50%, 10/1/2025	—	(d)	—	(d)

Pool # 313692, 8.50%, 12/1/2025	2		2

Pool # 365997, 7.50%, 10/1/2026	2		2

Pool # 250854, 7.50%, 3/1/2027	1		1

Pool # 251569, 7.00%, 3/1/2028	1		1

Pool # 420165, 6.50%, 4/1/2028	36		40

Pool # 455598, 5.50%, 12/1/2028	16		17

Pool # 517656, 5.50%, 7/1/2029	14		15

Pool # 252570, 6.50%, 7/1/2029	15		18

Pool # 517679, 6.50%, 7/1/2029	63		70

Pool # 323866, 6.50%, 8/1/2029	13		14

Pool # 995656, 7.00%, 6/1/2033	164		195

Pool # AL6168, 5.00%, 9/1/2033	5,708		6,559

Pool # 725229, 6.00%, 3/1/2034	954		1,118

Pool # AA0918, 5.50%, 9/1/2034	180		211

Pool # 735503, 6.00%, 4/1/2035	94		111

Pool # 745948, 6.50%, 10/1/2036	14		17

Pool # AL0379, 8.00%, 12/1/2036	1,092		1,298

Pool # AA8502, 6.00%, 8/1/2037	13		15

Pool # 995149, 6.50%, 10/1/2038	46		53

Pool # 995504, 7.50%, 11/1/2038	78		95

Pool # AC3237, 5.00%, 10/1/2039	565		651

Pool # AC4467, 4.50%, 12/1/2039	1,011		1,121

Pool # AE1526, 4.50%, 9/1/2040	2,483		2,738

Pool # AE3095, 4.50%, 9/1/2040	1,314		1,466

Pool # AE0681, 4.50%, 12/1/2040	5,091		5,692

Pool # AL0038, 5.00%, 2/1/2041	4,909		5,640

Pool # AX5292, 5.00%, 1/1/2042	19,648		22,702

Pool # BM1065, 5.50%, 2/1/2042	8,283		9,619

Pool # AL2059, 4.00%, 6/1/2042	14,764		16,804

Pool # AB7575, 3.00%, 1/1/2043	4,117		4,416

Pool # AR6380, 3.00%, 2/1/2043	4,235		4,586

Pool # 890564, 3.00%, 6/1/2043	5,356		5,854

Pool # AT5907, 4.00%, 6/1/2043	9,239		10,539

Pool # AS0214, 3.50%, 8/1/2043	9,671		10,826

Pool # AL6848, 5.00%, 6/1/2044	2,199		2,530

Pool # BA2343, 4.00%, 9/1/2045	5,120		5,576

Pool # BA1210, 3.50%, 5/1/2046	1,790		1,919

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BA7485, 3.50%, 6/1/2046	820	871

Pool # BC2969, 3.50%, 6/1/2046	754	797

Pool # BD1371, 3.50%, 6/1/2046	2,023	2,159

Pool # BA7492, 4.00%, 6/1/2046	1,194	1,285

Pool # BC9368, 4.00%, 6/1/2046	4,301	4,633

Pool # BD1372, 4.00%, 6/1/2046	2,686	2,911

Pool # BD2956, 3.50%, 7/1/2046	7,637	8,140

Pool # BD5456, 3.50%, 8/1/2046	3,970	4,235

Pool # BM1169, 4.00%, 9/1/2046	15,295	17,431

Pool # BE0280, 3.50%, 10/1/2046	5,449	5,838

Pool # AS8335, 4.50%, 11/1/2046	11,261	12,420

Pool # BM1906, 4.00%, 5/1/2047	11,407	13,001

Pool # AS9811, 5.00%, 6/1/2047	5,101	5,716

Pool # BH7565, 4.00%, 8/1/2047	22,171	24,368

Pool # BM3500, 4.00%, 9/1/2047	10,515	11,736

Pool # CA0346, 4.50%, 9/1/2047	21,158	22,927

Pool # BH6687, 4.00%, 11/1/2047	5,344	5,708

Pool # BM3044, 4.00%, 11/1/2047	8,326	9,161

Pool # BE8347, 4.00%, 12/1/2047	3,662	3,914

Pool # BJ5254, 4.00%, 12/1/2047	10,376	11,110

Pool # BM3499, 4.00%, 12/1/2047	81,495	89,242

Pool # BJ5777, 4.50%, 12/1/2047	856	936

Pool # BH6689, 4.00%, 1/1/2048	7,213	7,698

Pool # BJ7311, 4.00%, 1/1/2048	43,152	47,347

Pool # BJ8238, 4.00%, 1/1/2048	14,300	15,677

Pool # BJ8265, 4.00%, 1/1/2048	9,639	10,556

Pool # BK1008, 4.00%, 1/1/2048	2,667	2,907

Pool # BJ4617, 4.00%, 2/1/2048	7,586	8,523

Pool # BJ5772, 4.00%, 2/1/2048	11,953	12,798

Pool # BK1581, 4.00%, 2/1/2048	1,725	1,894

Pool # FM0035, 3.50%, 3/1/2048	17,860	19,275

Pool # BJ5803, 4.00%, 3/1/2048	9,194	9,845

Pool # BK1963, 4.00%, 3/1/2048	5,371	6,016

Pool # BM3665, 4.00%, 3/1/2048	25,719	28,652

Pool # BJ5789, 4.50%, 3/1/2048	4,997	5,484

Pool # BE2789, 4.00%, 4/1/2048	5,389	5,768

Pool # CA1710, 4.50%, 5/1/2048	9,971	10,761

Pool # BK5943, 5.00%, 6/1/2048	5,803	6,433

Pool # BK4130, 4.50%, 7/1/2048	1,212	1,309

Pool # BK6562, 4.50%, 7/1/2048	7,265	7,936

Pool # BK6589, 4.50%, 7/1/2048	2,803	3,075

Pool # BN0133, 4.00%, 8/1/2048	13,132	14,061

Pool # BK9292, 5.00%, 8/1/2048	11,887	13,156

Pool # CA4662, 3.50%, 9/1/2048	9,092	9,952

Pool # BN1312, 4.00%, 9/1/2048	24,847	26,606

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 890863, 5.00%, 9/1/2048	35,546	40,259

Pool # BN0234, 5.00%, 9/1/2048	6,955	7,697

Pool # MA3496, 4.50%, 10/1/2048	8,058	8,692

Pool # BN0861, 5.00%, 10/1/2048	3,148	3,554

Pool # BK9556, 4.00%, 12/1/2048	7,551	8,104

Pool # BK1176, 5.00%, 1/1/2049	3,790	4,152

Pool # BK8748, 4.50%, 5/1/2049	27,355	29,866

Pool # BO2428, 3.50%, 7/1/2049	13,531	14,268

Pool # BO0592, 4.00%, 7/1/2049	4,212	4,559

FNMA, 30 Year

Pool # CA2171, 4.00%, 8/1/2048	21,865	23,759

FNMA, Other

Pool # 468564, 4.06%, 7/1/2021	1,193	1,209

Pool # 470622, 2.75%, 3/1/2022	235	241

Pool # AM2285, 2.41%, 1/1/2023	3,425	3,540

Pool # AM2255, 2.51%, 1/1/2023	3,589	3,716

Pool # AM2452, 2.44%, 2/1/2023	6,737	6,993

Pool # AM2859, 2.65%, 3/1/2023	3,900	4,070

Pool # AL3876, 2.79%, 6/1/2023 (k)	3,584	3,765

Pool # AM4170, 3.51%, 8/1/2023	15,000	16,100

Pool # AM5032, 3.64%, 12/1/2023	4,610	4,978

Pool # AM5079, 3.45%, 1/1/2024	4,857	5,240

Pool # AM5473, 3.76%, 3/1/2024	5,300	5,756

Pool # AN2363, 2.23%, 4/1/2024	3,731	3,906

Pool # AM6795, 3.05%, 9/1/2024	10,681	11,576

Pool # AL6260, 2.75%, 12/1/2024 (k)	443	456

Pool # AM7290, 2.97%, 12/1/2024	4,063	4,418

Pool # AM7682, 2.84%, 1/1/2025	5,827	6,311

Pool # AM7795, 2.92%, 1/1/2025	9,894	10,750

Pool # AN1302, 2.93%, 1/1/2025	4,027	4,353

Pool # AM8090, 2.48%, 2/1/2025	9,376	10,002

Pool # AM8702, 2.73%, 4/1/2025	18,325	19,842

Pool # AM8674, 2.81%, 4/1/2025	18,640	20,250

Pool # AM8691, 2.64%, 6/1/2025	18,777	20,298

Pool # AM9942, 3.09%, 10/1/2025	11,000	12,188

Pool # AN0287, 2.95%, 11/1/2025	5,000	5,512

Pool # AN0707, 3.13%, 2/1/2026	8,520	9,461

Pool # AN1222, 2.78%, 4/1/2026	7,000	7,693

Pool # AN1413, 2.49%, 5/1/2026	9,790	10,595

Pool # AN1503, 2.62%, 5/1/2026	5,567	6,050

Pool # AN1221, 2.81%, 5/1/2026	4,000	4,407

Pool # AN1497, 2.61%, 6/1/2026	10,122	11,048

Pool # AN2193, 2.53%, 7/1/2026	5,758	6,238

Pool # AN2689, 2.20%, 10/1/2026	6,289	6,722

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AN4000, 3.00%, 12/1/2026	2,325	2,595

Pool # AL6937, 3.92%, 12/1/2026 (k)	4,955	5,580

Pool # AN4917, 3.13%, 3/1/2027	13,674	15,432

Pool # AM8854, 2.88%, 7/1/2027	11,692	13,072

Pool # AN6318, 3.18%, 8/1/2027	8,500	9,367

Pool # BL3525, 2.60%, 9/1/2027	11,589	12,686

Pool # BL0497, 3.84%, 10/1/2027	4,816	5,593

Pool # AN1449, 2.97%, 4/1/2028	6,623	7,473

Pool # AN9696, 3.50%, 6/1/2028	34,406	39,893

Pool # AN2005, 2.73%, 7/1/2028	10,605	11,867

Pool # 387807, 3.55%, 8/1/2028	11,451	13,387

Pool # AN2497, 2.60%, 9/1/2028	4,160	4,608

Pool # AN2956, 2.44%, 10/1/2028	7,112	7,801

Pool # AN3080, 2.61%, 11/1/2028	14,080	15,658

Pool # AN3685, 2.69%, 12/1/2028	15,076	16,812

Pool # AN4004, 3.27%, 12/1/2028	8,615	9,995

Pool # BL1040, 3.81%, 12/1/2028	16,000	18,853

Pool # BL0907, 3.88%, 12/1/2028	290	342

Pool # AN4154, 3.17%, 1/1/2029	16,836	19,433

Pool # AN4349, 3.35%, 1/1/2029	8,606	10,021

Pool # AN4344, 3.37%, 1/1/2029	17,052	19,748

Pool # BL1351, 3.58%, 2/1/2029	43,655	51,119

Pool # AN1872, 2.90%, 5/1/2029	3,746	4,208

Pool # AN5677, 3.25%, 6/1/2029	9,650	11,192

Pool # BL3509, 2.66%, 8/1/2029	22,452	25,058

Pool # BL3491, 2.84%, 8/1/2029	15,900	17,928

Pool # 387883, 3.78%, 8/1/2030	16,369	19,498

Pool # 387827, 3.80%, 8/1/2030	7,918	9,439

Pool # AN0198, 3.34%, 11/1/2030	4,014	4,623

Pool # AN1676, 2.99%, 5/1/2031	3,657	4,154

Pool # AN1953, 3.01%, 6/1/2031	1,902	2,161

Pool # AN1683, 3.03%, 6/1/2031	5,000	5,704

Pool # AN2308, 2.87%, 8/1/2031	8,882	10,068

Pool # AN2625, 2.50%, 10/1/2031	12,168	13,293

Pool # BL3368, 2.84%, 11/1/2031	4,475	5,016

Pool # BL6367, 1.82%, 4/1/2032	36,000	37,918

Pool # BL6302, 2.07%, 5/1/2032	15,158	16,195

Pool # AO7654, 3.50%, 5/1/2032	2,633	2,831

Pool # AO5230, 3.50%, 6/1/2032	1,620	1,733

Pool # AO7057, 3.50%, 6/1/2032	1,329	1,429

Pool # AO7746, 3.50%, 6/1/2032	128	138

Pool # AO8038, 3.50%, 7/1/2032	3,255	3,499

Pool # AP0645, 3.50%, 7/1/2032	2,933	3,153

Pool # AP0682, 3.50%, 7/1/2032	3,169	3,407

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # AP1314, 3.50%, 8/1/2032	2,996		3,221

Pool # AQ1534, 3.50%, 10/1/2032	945		1,016

Pool # AQ1607, 3.50%, 11/1/2032	700		752

Pool # 650236, 5.00%, 12/1/2032	11		12

Pool # AR7961, 3.50%, 3/1/2033	879		945

Pool # BL3453, 3.16%, 8/1/2033	14,690		16,902

Pool # 868763, 6.50%, 4/1/2036	6		6

Pool # 886320, 6.50%, 7/1/2036	24		27

Pool # AO6757, 4.00%, 6/1/2042	3,439		3,767

Pool # MA1125, 4.00%, 7/1/2042	2,697		2,940

Pool # MA1213, 3.50%, 10/1/2042	10,903		11,800

Pool # MA1283, 3.50%, 12/1/2042	1,547		1,675

Pool # MA1328, 3.50%, 1/1/2043	5,337		5,778

Pool # MA1404, 3.50%, 4/1/2043	2,851		3,087

Pool # MA1462, 3.50%, 6/1/2043	1,596		1,707

Pool # MA1463, 3.50%, 6/1/2043	4,018		4,349

Pool # MA1510, 4.00%, 7/1/2043	3,218		3,521

Pool # MA1546, 3.50%, 8/1/2043	6,196		6,707

Pool # AU8840, 4.50%, 11/1/2043	2,245		2,502

Pool # AV2613, 4.50%, 11/1/2043	4,200		4,679

Pool # MA1711, 4.50%, 12/1/2043	3,059		3,408

Pool # AL6167, 3.50%, 1/1/2044	22,421		24,267

Pool # MA2346, 3.50%, 6/1/2045	843		909

Pool # MA2462, 4.00%, 11/1/2045	5,332		5,842

Pool # MA2482, 4.00%, 12/1/2045	5,385		5,902

Pool # MA2519, 4.00%, 1/1/2046	4,968		5,446

Pool # BC0784, 3.50%, 4/1/2046	847		914

Pool # MA2593, 4.00%, 4/1/2046	12,197		13,370

Pool # MA2631, 4.00%, 5/1/2046	14,067		15,405

Pool # MA2658, 3.50%, 6/1/2046	3,588		3,871

Pool # MA2690, 3.50%, 7/1/2046	7,352		7,932

Pool # BF0090, 3.50%, 5/1/2056	32,802		35,969

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.50%, 9/25/2050	60,058		63,213

TBA, 2.00%, 10/25/2050	310,000		318,940

TBA, 2.50%, 10/25/2050	39,942		41,965

GNMA I, 15 Year

Pool # 782933, 6.50%, 10/15/2023	26		27

GNMA I, 30 Year

Pool # 314497, 7.25%, 1/15/2022	6		6

Pool # 316247, 9.00%, 1/15/2022	2		2

Pool # 297656, 7.50%, 10/15/2022	2		2

Pool # 376855, 7.00%, 2/15/2024	7		7

Pool # 380930, 7.00%, 4/15/2024	—	(d)	—	(d)

Pool # 780029, 9.00%, 11/15/2024	—	(d)	—	(d)

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 405529, 8.50%, 11/15/2025	—	(d)	—	(d)

Pool # 430999, 7.50%, 7/15/2026	8		8

Pool # 780481, 7.00%, 12/15/2026	2		3

Pool # 460982, 7.00%, 11/15/2027	1		2

Pool # 427295, 7.25%, 1/15/2028	11		11

Pool # 460759, 6.50%, 2/15/2028	39		43

Pool # 781118, 6.50%, 10/15/2029	32		37

Pool # 783867, 6.00%, 8/15/2036	3,108		3,711

Pool # AS4934, 4.50%, 5/15/2046	1,944		2,194

Pool # AT7538, 4.00%, 7/15/2046	7,175		7,654

Pool # AT7652, 4.00%, 8/15/2046	4,693		5,014

Pool # BM1819, 5.00%, 4/15/2049	7,031		8,011

GNMA II, 30 Year

Pool # 2056, 7.50%, 8/20/2025	2		2

Pool # 2270, 8.00%, 8/20/2026	2		2

Pool # 2285, 8.00%, 9/20/2026	19		22

Pool # 2379, 8.00%, 2/20/2027	1		1

Pool # 2397, 8.00%, 3/20/2027	—	(d)	1

Pool # 2445, 8.00%, 6/20/2027	8		9

Pool # 2457, 7.50%, 7/20/2027	20		24

Pool # 2538, 8.00%, 1/20/2028	3		4

Pool # 2581, 8.00%, 4/20/2028	1		1

Pool # 2606, 8.00%, 6/20/2028	1		1

Pool # 2619, 8.00%, 7/20/2028	2		2

Pool # 2633, 8.00%, 8/20/2028	5		5

Pool # 2714, 6.50%, 2/20/2029	4		4

Pool # 4901, 8.00%, 9/20/2031	250		294

Pool # 5020, 7.50%, 5/20/2032	129		149

Pool # 738210, 7.00%, 6/20/2032	249		287

Pool # 738062, 6.00%, 11/20/2032	379		421

Pool # 738059, 6.00%, 10/20/2033	143		158

Pool # 738049, 6.00%, 3/20/2035	367		406

Pool # 737987, 6.00%, 4/20/2036	335		371

Pool # 737975, 6.00%, 9/20/2036	67		75

Pool # 5034, 7.00%, 8/20/2038	103		119

Pool # 4245, 6.00%, 9/20/2038	93		107

Pool # 4930, 7.00%, 10/20/2038	398		487

Pool # 4964, 7.00%, 12/20/2038	60		63

Pool # 4872, 7.00%, 1/20/2039	385		454

Pool # 5072, 6.50%, 10/20/2039	116		132

Pool # 5218, 6.50%, 10/20/2039	175		201

Pool # AS8103, 3.50%, 6/20/2046	1,815		1,954

Pool # AS8104, 3.75%, 6/20/2046	1,729		1,858

Pool # AS8105, 4.00%, 6/20/2046	1,266		1,407

Pool # AS8106, 3.50%, 7/20/2046	2,742		2,928

Pool # AS8107, 3.75%, 7/20/2046	3,298		3,577

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AY0571, 4.50%, 11/20/2047	9,468	10,260

Pool # BB8791, 4.00%, 12/20/2047	8,351	9,301

Pool # BD6195, 4.00%, 1/20/2048	13,244	14,167

Pool # BE9507, 4.50%, 3/20/2048	3,701	4,042

Pool # BG2382, 4.50%, 3/20/2048	2,954	3,219

Pool # BA7568, 4.50%, 4/20/2048	19,901	21,725

Pool # BD0512, 5.00%, 4/20/2048	10,918	11,917

Pool # BD0532, 5.00%, 6/20/2048	11,588	12,610

Pool # BG3833, 4.50%, 7/20/2048	29,067	31,749

Pool # BD0549, 5.00%, 8/20/2048	11,526	12,569

Pool # BH9109, 4.50%, 10/20/2048	15,637	17,005

Pool # BJ7085, 5.00%, 12/20/2048	15,071	16,737

Pool # BK7188, 4.50%, 2/20/2049	9,700	10,618

Pool # BK7189, 5.00%, 2/20/2049	9,623	10,619

Pool # BN2622, 4.00%, 6/20/2049	12,890	13,924

Pool # BM9677, 4.50%, 6/20/2049	17,627	19,355

Pool # BM9683, 5.00%, 6/20/2049	16,550	18,318

Pool # BJ1310, 4.50%, 7/20/2049	10,149	11,233

Pool # BO2717, 4.50%, 7/20/2049	10,809	12,074

Pool # BO3146, 4.50%, 7/20/2049	4,344	4,836

Pool # BO3147, 4.50%, 7/20/2049	5,128	5,647

Pool # BO3157, 4.50%, 7/20/2049	4,172	4,625

Pool # BO3158, 4.50%, 7/20/2049	3,951	4,343

Pool # BO3159, 4.50%, 7/20/2049	2,535	2,738

Pool # BM9690, 5.00%, 7/20/2049	6,157	6,822

Pool # BM9701, 4.50%, 8/20/2049	36,413	39,359

Total Mortgage-Backed Securities (Cost $2,734,359)		2,880,033

Asset-Backed Securities — 16.5%

ACC Trust

Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	4,170	4,199

Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	10,566	10,634

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	4,234	3,874

Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,292	3,025

Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	888	853

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	1,987	1,847

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,079	884

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Ally Auto Receivables Trust

Series 2017-3, Class C, 2.37%, 10/17/2022	4,038	4,057

Series 2018-2, Class A3, 2.92%, 11/15/2022	14,428	14,601

American Airlines Pass-Through Trust

Series 2016-2, Class AA, 3.20%, 6/15/2028	832	779

Series 2016-3, Class AA, 3.00%, 10/15/2028	2,125	1,979

Series 2017-1, Class AA, 3.65%, 2/15/2029	2,119	2,024

American Credit Acceptance Receivables Trust

Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	5,415	5,451

Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	800	817

Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	1,023	1,075

American Homes 4 Rent

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250	1,374

American Homes 4 Rent Trust

Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	5,394

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745	19,781

Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250	2,454

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630	20,833

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	11,300	11,584

Series 2017-4, Class D, 3.08%, 12/18/2023	20,124	20,785

AMSR Trust

Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000	30,506

Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	16,035	16,633

Series 2020-SFR3, Class F, 3.55%, 9/17/2037 (a)	12,179	12,211

Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a) (k)	19,690	18,909

Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a) (k)	7,875	7,532

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a) (k)	7,875		7,429

Aqua Finance Trust

Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	4,378		4,394

Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	19,000		19,548

Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,250		4,269

B2R Mortgage Trust

Series 2016-1, Class A, 2.57%, 6/15/2049 (a)	2,388		2,393

BankBoston Home Equity Loan Trust

Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	—	(d)	—	(d)

Bear Stearns Asset-Backed Securities Trust

Series 2003-SD2, Class 2A, 3.60%, 6/25/2043 ‡ (k)	196		199

BMW Vehicle Owner Trust

Series 2018-A, Class A3, 2.35%, 4/25/2022	5,496		5,527

British Airways Pass-Through Trust (United Kingdom)

Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,705		1,631

Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,554		1,295

Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	717		685

Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	2,134		1,751

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	564		520

Business Jet Securities LLC

Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	18,581		18,612

Series 2018-1, Class C, 7.75%, 2/15/2033 (a)	5,578		5,617

Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	11,979		11,977

Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	2,763		2,767

Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	10,732		10,717

BXG Receivables Note Trust

Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	89		89

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	3,019	3,000

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,474	9,453

Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	21,177	21,177

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,402	19,402

Capital Auto Receivables Asset Trust

Series 2018-1, Class A3, 2.79%, 1/20/2022 (a)	3,416	3,425

CarMax Auto Owner Trust

Series 2017-1, Class C, 2.84%, 10/17/2022	3,011	3,038

Series 2017-1, Class D, 3.43%, 7/17/2023	4,929	4,985

Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,792

Carnow Auto Receivables Trust

Series 2017-1A, Class B, 4.35%, 9/15/2022 (a)	2,654	2,657

Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	5,960	5,861

CARS-DB4 LP

Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,750	4,910

Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	8,960	8,627

Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	9,990	9,434

Carvana Auto Receivables Trust

Series 2019-1A, Class C, 3.50%, 2/15/2024 (a)	9,980	10,289

Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	7,500	7,712

Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	29,424	29,956

Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750	9,886

Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	4,968

Centex Home Equity Loan Trust

Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	35	35

CIG Auto Receivables Trust

Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	2,000	2,002

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citibank Credit Card Issuance Trust

Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	2,012

Colony American Finance Ltd. (Cayman Islands)

Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	5,786	5,798

Continental Airlines Pass-Through Trust

Series 2012-1, Class A, 4.15%, 4/11/2024	131	123

COOF Securitization Trust Ltd.

Series 2014-1, Class A, IO, 3.08%, 6/25/2040 ‡ (a) (k)	3,876	352

CoreVest American Finance Trust

Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	6,152	6,699

Series 2020-2, Class B, 4.24%, 5/15/2052 ‡ (a) (k)	8,345	9,094

CPS Auto Receivables Trust

Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	13,003	13,138

Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	6,837	6,889

Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,161	2,209

Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,303	2,373

Series 2020-B, Class B, 2.11%, 4/15/2026 (a)	6,000	6,075

CPS Auto Trust

Series 2017-A, Class C, 3.31%, 12/15/2022 (a)	227	228

Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	840	853

Credit Acceptance Auto Loan Trust

Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	2,842	2,845

Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	1,621	1,628

Series 2018-1A, Class B, 3.60%, 4/15/2027 (a)	40,547	41,201

Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	20,950	21,498

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249	11,574

Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,756

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	21,735	21,706

Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895	4,945

Currency Capital Funding Trust

Series 2018-1A, Class B, 5.66%, 3/17/2026 ‡ (a) (k)	8,000	7,040

Series 2018-1A, Class B2, 5.66%, 3/17/2026 ‡ (a) (k)	221	194

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M1, 0.93%, 3/25/2034 ‡ (k)	84	83

Series 2004-1, Class M2, 1.00%, 3/25/2034 ‡ (k)	28	28

Series 2004-1, Class 3A, 0.74%, 4/25/2034 ‡ (k)	297	261

CWABS, Inc. Asset-Backed Certificates Trust

Series 2004-6, Class M1, 1.08%, 10/25/2034 (k)	232	216

Delta Air Lines Pass-Through Trust

Series 2007-1, Class A, 6.82%, 8/10/2022	1,275	1,274

Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,236

Series 2015-1, Class AA, 3.63%, 7/30/2027	3,331	3,323

Diamond Resorts Owner Trust

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	1,069	1,064

Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	1,222	1,194

Dominion Financial Services 2 LLC

Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (i)	33,800	33,800

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	1,237	1,244

Series 2017-1, Class D, 3.84%, 3/15/2023	4,515	4,575

Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	15,363	15,569

Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	3,558	3,620

Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	2,211	2,239

Series 2017-BA, Class E, 5.30%, 7/15/2024 (a)	15,290	15,695

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-2, Class D, 4.14%, 8/15/2024	32,890	34,195

Series 2018-3, Class D, 4.30%, 9/16/2024	14,563	15,205

Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,618

DT Auto Owner Trust

Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	194	194

Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	839	843

Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	3,741	3,763

Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	2,028	2,034

Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	6,053	6,153

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	8,750	8,988

Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	14,000	14,226

Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,295	8,548

Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	19,452

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,500	2,554

Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	5,000	5,211

E3 (Cayman Islands)

Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	9,902	10,189

Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	8,042	8,067

Elara HGV Timeshare Issuer LLC

Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	11,600	11,738

Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	3,334	3,276

Exeter Automobile Receivables Trust

Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	993	1,003

Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	7,944	8,000

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	8,221	8,384

Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	9,400	9,685

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	14,215	14,586

Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	8,129

Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	22,280	23,087

Series 2020-2A, Class B, 2.08%, 7/15/2024 (a)	8,000	8,097

Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	25,430	26,665

Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	7,250	7,550

Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,155

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,500	3,748

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	14,017

Fifth Third Auto Trust

Series 2019-1, Class A3, 2.64%, 12/15/2023	7,280	7,449

First Investors Auto Owner Trust

Series 2016-2A, Class C, 2.53%, 7/15/2022 (a)	2,908	2,918

Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	3,500	3,549

Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	3,454	3,474

Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	5,458	5,533

Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,200

Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,340

FirstKey Homes Trust

Series 2020-SFR1, Class F1, 3.64%, 9/17/2025 (a)	3,500	3,553

Flagship Credit Auto Trust

Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	5,094	5,170

Series 2017-4, Class B, 2.66%, 10/17/2022 (a)	4,480	4,499

Series 2015-3, Class D, 7.12%, 11/15/2022 (a)	6,695	6,710

Series 2017-1, Class C, 3.22%, 5/15/2023 (a)	1,482	1,490

Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	1,313	1,345

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-R, 8.24%, 10/18/2023	7,586	7,207

Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	5,720	5,795

Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,669

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,699

Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,790

Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,557

Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,794

Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	5,015

FNMA, Grantor Trust

Series 2017-T1, Class A, 2.90%, 6/25/2027	99,326	109,282

Foundation Finance Trust

Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	1,700	1,745

Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	4,650	4,652

FREED ABS Trust

Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	1,614	1,615

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	25,105	25,067

GE Capital Mortgage Services, Inc. Trust

Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (k)	292	305

GLS Auto Receivables Trust

Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	756	759

Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	441	443

Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,114

GM Financial Consumer Automobile Receivables Trust

Series 2018-2, Class A3, 2.81%, 12/16/2022	13,683	13,869

GMAT Trust

Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (a) (k)	2,578	1,991

Golden Bear LLC

Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	1,191	1,177

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Goodgreen (Cayman Islands)

Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (k)	8,032	8,520

Goodgreen Trust

Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,392	1,471

Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	1,040	1,101

Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	9,085	9,394

HERO Funding (Cayman Islands)

Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	5,090	5,238

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	4,192	4,391

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	482	486

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	4,145	4,239

HERO Funding III (Cayman Islands)

Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	5,860	6,050

HERO Funding Trust (Cayman Islands)

Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	3,323	3,555

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	1,484	1,514

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	4,381	4,693

Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	4,886	5,143

HERO Residual Funding (Cayman Islands)

Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	1,713	1,627

Hertz Fleet Lease Funding LP

Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	3,825	3,847

Hertz Vehicle Financing II LP

Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	6,443	6,447

Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	22,245	22,112

Hilton Grand Vacations Trust

Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	8,804	9,397

Home Partners of America Trust

Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	9,901	9,374

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Honda Auto Receivables Owner Trust

Series 2018-2, Class A3, 3.01%, 5/18/2022	9,058	9,168

Hyundai Auto Receivables Trust

Series 2018-A, Class A3, 2.79%, 7/15/2022	5,049	5,101

Kabbage Funding LLC

Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	24,027	20,303

Series 2019-1, Class D, 5.69%, 3/15/2024 ‡ (a)	18,327	9,898

KGS-Alpha SBA COOF Trust

Series 2012-4, Class A, IO, 0.97%, 9/25/2037 ‡ (a) (k)	7,855	195

Series 2012-2, Class A, IO, 0.88%, 8/25/2038 ‡ (a) (k)	5,686	117

Series 2013-2, Class A, IO, 1.79%, 3/25/2039 ‡ (a) (k)	5,531	230

Lending Point Asset Securitization Trust

Series 2020-1, Class C, 4.14%, 2/10/2026 ‡ (a)	4,500	4,330

Lendingpoint Asset Securitization Trust

Series 2019-2, Class B, 3.73%, 11/10/2025 ‡ (a)	6,284	6,284

Lendingpoint Funding Trust

Series 2018-1, Class A2, 4.16%, 11/15/2024 ‡ (a) (k)	14,200	14,058

Lendmark Funding Trust

Series 2018-1A, Class D, 6.25%, 12/21/2026 ‡ (a)	7,750	7,415

Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	8,970	8,720

Long Beach Mortgage Loan Trust

Series 2004-1, Class M3, 1.23%, 2/25/2034 ‡ (k)	26	26

LP LMS Asset Securitization Trust

Series 2020-1A, Class B, 5.24%, 2/10/2026 ‡ (a)	2,942	3,109

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	7,308	7,370

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	8,409	8,482

Mariner Finance Issuance Trust

Series 2018-AA, Class D, 6.57%, 11/20/2030(a)	10,000	10,048

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Marlette Funding Trust

Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	2,833	2,845

Series 2020-1A, Class B, 2.38%, 3/15/2030 ‡ (a)	17,500	17,687

Mid-State Capital Corp. Trust

Series 2005-1, Class A, 5.75%, 1/15/2040	96	103

Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	2,286	2,474

Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,270	1,359

Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,540	1,652

Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	616	672

Morgan Stanley ABS Capital I, Inc. Trust

Series 2003-SD1, Class M1, 2.43%, 3/25/2033 ‡ (k)	242	232

MVW Owner Trust

Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	13,241	13,444

Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	5,589	5,636

New Century Home Equity Loan Trust

Series 2003-5, Class AI6, 5.00%, 11/25/2033 ‡ (i)	345	356

Series 2005-1, Class M1, 0.85%, 3/25/2035 ‡ (k)	391	385

Nissan Auto Receivables Owner Trust

Series 2017-C, Class A3, 2.12%, 4/18/2022	3,476	3,493

Octane Receivables Trust

Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	12,084	12,051

OL SP LLC

Series 2018, Class A, 4.16%, 2/9/2030	3,481	3,561

Series 2018, Class C, 4.25%, 2/9/2030 ‡	943	904

Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,088	1,085

OnDeck Asset Securitization Trust LLC

Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	1,818	1,808

OneMain Direct Auto Receivables Trust

Series 2017-2A, Class D, 3.42%, 10/15/2024 (a)	7,062	7,085

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	16,288

OneMain Financial Issuance Trust

Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡ (a)	16,475	16,893

Oportun Funding VIII LLC

Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	10,408	10,505

Oportun Funding XIII LLC

Series 2019-A, Class B, 3.87%, 8/8/2025‡(a)	7,146	7,007

Orange Lake Timeshare Trust

Series 2018-A, Class C, 3.74%, 11/8/2030 (a)	4,163	4,130

Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	5,229	5,032

Prestige Auto Receivables Trust

Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	4,452	4,514

Pretium Mortgage Credit Partners I LLC

Series 2019-CFL1, Class A2, 4.95%, 1/25/2059‡ (a) (i)	6,934	6,438

Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (a) (i)	15,086	14,947

Series 2020-NPL2, Class A2, 6.17%, 2/27/2060 ‡ (a) (i)	5,000	5,004

Progress Residential Trust

Series 2017-SFR1, Class F, 5.35%, 8/17/2034 (a)	6,475	6,624

Series 2017-SFR2, Class D, 3.60%, 12/17/2034 ‡ (a)	1,529	1,539

Series 2017-SFR2, Class E, 4.14%, 12/17/2034 ‡ (a)	7,851	7,930

Series 2017-SFR2, Class F, 4.84%, 12/17/2034 ‡ (a)	4,133	4,188

Series 2018-SFR1, Class F, 4.78%, 3/17/2035 ‡ (a)	3,655	3,734

Series 2018-SFR2, Class E, 4.66%, 8/17/2035 ‡ (a)	6,750	6,905

Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	10,490	10,835

Series 2018-SFR3, Class F, 5.37%, 10/17/2035 ‡ (a)	3,000	3,103

Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (a)	8,180	8,381

Series 2020-SFR2, Class B, 2.58%, 6/17/2037 ‡ (a)	12,081	12,350

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-SFR2, Class C, 3.08%, 6/17/2037 ‡ (a)	9,097	9,318

Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	9,656	10,101

Prosper Marketplace Issuance Trust

Series 2019-2A, Class A, 3.20%, 9/15/2025 (a)	3,388	3,394

Purchasing Power Funding LLC

Series 2018-A, Class D, 4.66%, 8/15/2022 ‡ (a)	6,610	6,648

Renew (Cayman Islands)

Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,803	1,869

Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	2,307	2,375

Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	20,444	20,765

Rice Park Financing Trust

Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (a)	4,764	4,764

Santander Drive Auto Receivables Trust

Series 2017-1, Class D, 3.17%, 4/17/2023	8,982	9,072

Series 2018-1, Class D, 3.32%, 3/15/2024	13,804	14,134

Series 2019-1, Class C, 3.42%, 4/15/2025	9,150	9,398

Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	29,134

Santander Prime Auto Issuance Notes Trust

Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	3,387	3,416

Santander Retail Auto Lease Trust

Series 2018-A, Class D, 3.75%, 12/20/2022 (a)	34,310	34,688

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	34,866

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	11,284

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,809

Securitized Asset-Backed Receivables LLC Trust

Series 2006-CB1, Class AF2, 3.20%, 1/25/2036 ‡ (i)	178	172

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sierra Timeshare Receivables Funding LLC

Series 2018-2A, Class C, 3.94%, 6/20/2035 ‡ (a)	5,477	5,583

Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	4,900	4,816

SoFi Professional Loan Program LLC

Series 2018-A, Class A2A, 2.39%, 2/25/2042 (a)	107	107

Soundview Home Loan Trust

Series 2007-OPT1, Class 2A1, 0.26%, 6/25/2037 ‡ (k)	1,027	824

Spirit Airlines Pass-Through Trust

Series 2017-1, Class AA, 3.38%, 2/15/2030	717	671

Springleaf Funding Trust

Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,495

Spruce ABS Trust

Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290	9,722

Tidewater Auto Receivables Trust

Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,273

Tricolor Auto Securitization Trust

Series 2018-1A, Class A, 5.05%, 12/15/2020 (a)	1,252	1,253

Series 2018-1A, Class B, 7.30%, 2/16/2021 (a)	8,600	8,841

Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	15,025	14,620

Tricon American Homes Trust

Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (a)	3,083	3,098

Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡ (a)	7,000	6,891

UAL Pass-Through Trust

Series 2007-1, 6.64%, 7/2/2022	736	663

United Airlines Pass-Through Trust

Series 2013-1, Class A, 4.30%, 8/15/2025	492	458

Series 2014-1, Class A, 4.00%, 4/11/2026	2,709	2,538

Series 2014-2, Class A, 3.75%, 9/3/2026	431	407

Series 2016-1, Class AA, 3.10%, 7/7/2028	1,145	1,112

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,562	1,460

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-1, Class AA, 3.50%, 3/1/2030	16,344	15,325

Series 2019-1, Class AA, 4.15%, 8/25/2031	1,454	1,441

Series 2019-1, Class A, 4.55%, 8/25/2031	1,733	1,456

Series 2019-2, Class AA, 2.70%, 5/1/2032	1,861	1,716

US Auto Funding LLC

Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	5,000	5,063

Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	2,851	2,959

USASF Receivables LLC

Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	5,937	5,960

Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	4,000	4,013

VCAT LLC

Series 2020-NPL1, Class A1, 3.67%, 8/25/2050 (a) (i)	9,000	9,001

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049 ‡ (a) (i)	3,616	3,601

Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049 (a) (i)	3,000	2,950

Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049 ‡ (a) (i)	3,250	3,141

Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049 (a) (i)	7,500	7,248

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (i)	12,000	11,537

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (i)	17,451	17,497

Verizon Owner Trust

Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	16,456	16,584

Series 2019-A, Class A1A, 2.93%, 9/20/2023	8,965	9,204

Veros Automobile Receivables Trust

Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	6,700	6,728

VM DEBT TRUST

Series 2019-1, 9.50%, 5/31/2024	50,988	45,204

VOLT LXXX LLC

Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 (a) (i)	18,135	17,512

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VOLT LXXXIII LLC

Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 (a) (i)	3,661	3,642

Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 ‡ (a) (i)	18,620	18,168

VOLT LXXXIV LLC

Series 2019-NP10, Class A1B, 3.97%, 12/27/2049 ‡ (a) (i)	8,550	8,294

VOLT LXXXV LLC

Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (a) (i)	13,400	12,823

VOLT LXXXVII LLC

Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (i)	18,693	18,556

Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050 ‡ (a) (i)	29,560	28,640

Welk Resorts LLC

Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	6,232	6,005

Westgate Resorts LLC

Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	7,104	7,163

Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	5,324	5,251

Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	19,619	20,282

Westlake Automobile Receivables Trust

Series 2018-1A, Class D, 3.41%, 5/15/2023(a)	3,150	3,186

World Financial Network Credit Card Master Trust

Series 2019-A, Class A, 3.14%, 12/15/2025	16,200	16,750

World Omni Auto Receivables Trust

Series 2018-B, Class A3, 2.87%, 7/17/2023	28,398	28,857

World Omni Automobile Lease Securitization Trust

Series 2018-A, Class A4, 2.94%, 5/15/2023	4,982	4,988

Total Asset-Backed Securities (Cost $2,420,643)		2,443,326

U.S. Treasury Obligations — 12.2%

U.S. Treasury Bonds 7.88%, 2/15/2021	2,625	2,717

8.13%, 5/15/2021	13,600	14,365

8.13%, 8/15/2021	10,000	10,762

8.00%, 11/15/2021	7,920	8,670

5.25%, 2/15/2029	2,500	3,465

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

4.50%, 2/15/2036	8,960	13,520

5.00%, 5/15/2037	18,415	29,747

4.50%, 5/15/2038	3,890	6,052

3.50%, 2/15/2039	85	119

4.50%, 8/15/2039	20,320	31,956

1.13%, 5/15/2040	2,531	2,485

4.38%, 5/15/2040	511	798

4.75%, 2/15/2041	35,372	58,054

4.38%, 5/15/2041	37,318	58,723

2.75%, 8/15/2042	9,000	11,455

2.75%, 11/15/2042	70,713	89,902

3.63%, 8/15/2043	17,780	25,758

3.75%, 11/15/2043	16,856	24,869

2.50%, 2/15/2045	53,620	65,519

3.00%, 5/15/2045	8,910	11,853

2.88%, 8/15/2045	45,620	59,514

2.50%, 5/15/2046	88,355	108,373

3.00%, 2/15/2047	43,315	58,183

2.75%, 11/15/2047	73,700	95,203

3.38%, 11/15/2048	54,695	79,154

2.00%, 2/15/2050	144,765	162,927

U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,205

U.S. Treasury Notes

2.13%, 8/15/2021	2,000	2,037

2.88%, 10/15/2021	1,000	1,030

1.75%, 5/31/2022	139,792	143,708

2.13%, 6/30/2022 (l)	73,985	76,655

2.00%, 8/15/2025	11,953	12,966

1.63%, 5/15/2026	10,909	11,687

1.50%, 2/15/2030	99,385	106,932

U.S. Treasury STRIPS Bonds

2.68%, 5/15/2021 (m)	13,330	13,312

2.43%, 5/15/2022 (m)	7,390	7,370

4.38%, 11/15/2022 (m)	5,000	4,983

3.02%, 2/15/2023 (m)	225	224

2.12%, 8/15/2023 (m)	15	15

6.00%, 2/15/2028 (m)	2,615	2,492

2.21%, 5/15/2029 (m)	61,050	57,161

2.45%, 5/15/2032 (m)	15,038	13,365

1.89%, 5/15/2033 (m)	118,886	103,866

5.14%, 11/15/2033 (m)	24,367	21,053

1.03%, 8/15/2039 (m)	36,140	28,760

2.94%, 8/15/2040 (m)	30,000	22,605

2.86%, 8/15/2041 (m)	94,093	69,214

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.50%, 2/15/2042 (m)	10,721	7,804

3.20%, 5/15/2042 (m)	19,049	13,781

3.32%, 11/15/2042 (m)	7,855	5,689

2.17%, 11/15/2043 (m)	25,730	17,941

1.35%, 2/15/2045 (m)	31,541	21,830

Total U.S. Treasury Obligations (Cost $1,564,967)		1,802,828

Commercial Mortgage-Backed Securities — 10.8%

20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (k)	24,120	22,021

BAMLL Commercial Mortgage Securities Trust Series 2016-FR14, Class A, 2.82%, 2/27/2048 (a) (k)	8,400	8,305

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.92%, 5/27/2021 (a) (k)	5,750	5,720

Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,181

Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	7,019

Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	12,468

Series 2016-FR13, Class A, 1.59%, 8/27/2045 (a) (k)	16,500	16,026

Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	3,050	3,021

Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	7,350

Series 2014-FRR5, Class AK37, 2.53%, 1/27/2047 (a) (k)	15,000	12,545

Series 2014-FRR8, Class A, 2.13%, 11/26/2047 (a) (k)	12,000	10,823

Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.46%, 9/15/2036 ‡ (a) (k)	3,000	2,723

BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	11,287

BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	10,291

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	972	915

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	13,482

Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (k)	12,692	10,156

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

BCRR Trust

Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	20,459

Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	13,583

BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 ‡ (a) (k)	5,000	4,936

BXMT Ltd. Series 2017-FL1, Class D, 2.86%, 6/15/2035 ‡ (a) (k)	8,500	8,309

CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.38%, 12/11/2049 ‡ (a) (k)	55	2

CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.93%, 12/15/2047 ‡ (a) (k)	5,000	4,829

Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	52,050

Commercial Mortgage Trust

Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,455

Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (k)	23,900	26,506

Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (k)	8,750	7,965

Series 2012-CR2, Class XA, IO, 1.79%, 8/15/2045 ‡ (k)	20,121	470

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,941

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	7,631

Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.04%, 1/15/2049 ‡ (a) (k)	9,863	—	(d)

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (k)	19,159	18,062

Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	13,588

CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	11,193

DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.15%, 7/10/2044 ‡ (a) (k)	8,952	28

Exantas Capital Corp. Ltd. (Cayman Islands)

Series 2018-RSO6, Class C, 2.01%, 6/15/2035 ‡ (a) (k)	4,808	4,497

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-RSO6, Class D, 2.66%, 6/15/2035 ‡ (a) (k)	4,000	3,804

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ13, Class A2, 2.86%, 8/25/2022	8,788	9,073

Series KJ18, Class A2, 3.07%, 8/25/2022	6,159	6,349

Series KJ09, Class A2, 2.84%, 9/25/2022	3,046	3,159

Series KJ07, Class A2, 2.31%, 12/25/2022	13,965	14,506

Series K727, Class AM, 3.04%, 7/25/2024	10,471	11,348

Series K048, Class A2, 3.28%, 6/25/2025 (k)	13,500	15,046

Series KC02, Class A2, 3.37%, 7/25/2025	31,000	33,567

Series KS07, Class A2, 2.74%, 9/25/2025	21,600	23,226

Series KJ17, Class A2, 2.98%, 11/25/2025	12,710	13,700

Series K052, Class A2, 3.15%, 11/25/2025	3,791	4,229

Series KS06, Class A2, 2.72%, 7/25/2026	10,080	10,871

Series K058, Class AM, 2.72%, 8/25/2026 (k)	20,000	22,039

Series K061, Class AM, 3.44%, 11/25/2026 (k)	10,012	11,497

Series K063, Class AM, 3.51%, 1/25/2027 (k)	25,610	29,517

Series K065, Class A2, 3.24%, 4/25/2027	6,633	7,591

Series K065, Class AM, 3.33%, 5/25/2027	3,557	4,080

Series KJ26, Class A2, 2.61%, 7/25/2027	19,000	20,602

Series K069, Class A2, 3.19%, 9/25/2027 (k)	10,340	11,854

Series K070, Class A2, 3.30%, 11/25/2027 (k)	6,045	6,985

Series K073, Class A2, 3.35%, 1/25/2028	14,087	16,342

Series W5FX, Class AFX, 3.34%, 4/25/2028 (k)	9,910	11,203

Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	54,687

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K152, Class A2, 3.08%, 1/25/2031	8,843	10,224

FNMA ACES

Series 2011-M8, Class A2, 2.92%, 8/25/2021	317	322

Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,763	1,818

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (k)	6,436	6,950

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (k)	8,462	9,121

Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,607	13,389

Series 2015-M7, Class A2, 2.59%, 12/25/2024	10,717	11,440

Series 2015-M8, Class A2, 2.90%, 1/25/2025 (k)	11,700	12,648

Series 2015-M5, Class A1, 2.97%, 3/25/2025 (k)	18,836	20,168

Series 2015-M13, Class A2, 2.80%, 6/25/2025 (k)	1,808	1,943

Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	9,832

Series 2016-M7, Class A2, 2.50%, 9/25/2026	10,328	11,126

Series 2017-M1, Class A2, 2.50%, 10/25/2026 (k)	10,660	11,468

Series 2017-M3, Class A2, 2.57%, 12/25/2026 (k)	17,000	18,386

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (k)	8,528	9,507

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (k)	10,260	11,425

Series 2018-M2, Class A2, 3.00%, 1/25/2028 (k)	30,000	33,228

Series 2018-M4, Class A2, 3.15%, 3/25/2028 (k)	11,282	12,703

Series 2018-M7, Class A2, 3.15%, 3/25/2028 (k)	30,256	34,534

Series 2018-M10, Class A2, 3.48%, 7/25/2028 (k)	20,853	23,870

Series 2018-M14, Class A2, 3.70%, 8/25/2028 (k)	36,222	43,048

Series 2019-M1, Class A2, 3.67%, 9/25/2028 (k)	57,380	67,000

Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	9,390	9,860

Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (k)	39,845	5,321

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-M7, Class A2, 3.14%, 4/25/2029	20,540	23,458

Series 2017-M5, Class A2, 3.29%, 4/25/2029 (k)	30,277	34,725

Series 2019-M12, Class A2, 2.89%, 6/25/2029 (k)	27,815	30,951

Series 2018-M3, Class A2, 3.19%, 2/25/2030 (k)	7,528	8,653

FREMF Mortgage Trust

Series 2015-K720, Class B, 3.51%, 7/25/2022 (a) (k)	11,227	11,587

Series 2015-K720, Class C, 3.51%, 7/25/2022 (a) (k)	11,500	11,714

Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (k)	3,200	3,321

Series 2013-K25, Class C, 3.74%, 11/25/2045 (a) (k)	4,156	4,294

Series 2014-K38, Class C, 4.79%, 6/25/2047 (a) (k)	4,750	5,030

Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (k)	7,000	7,313

Series 2015-K721, Class B, 3.68%, 11/25/2047 (a) (k)	2,585	2,690

Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (k)	8,542	9,185

Series 2015-K718, Class C, 3.66%, 2/25/2048 (a) (k)	4,100	4,142

Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (k)	8,920	9,542

Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (k)	3,545	3,689

Series 2015-K48, Class B, 3.76%, 8/25/2048 (a) (k)	16,085	17,247

Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (k)	2,750	2,998

Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (k)	10,000	11,108

Series 2016-K56, Class B, 4.07%, 6/25/2049 (a) (k)	3,549	3,904

Series 2016-K722, Class B, 3.98%, 7/25/2049 (a) (k)	8,010	8,400

Series 2017-K68, Class B, 3.98%, 10/25/2049 (a) (k)	9,423	10,531

Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (k)	4,714	5,095

Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (k)	11,895	13,102

Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (k)	10,000	11,259

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

FRR Re-REMIC Trust

Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	5,884

Series 2018-C1, Class BK43, 2.89%, 2/27/2048 ‡ (a) (k)	4,000	3,313

Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	4,270

Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	3,000	2,597

Series 2018-C1, Class B725, 3.09%, 2/27/2050 ‡ (a) (k)	6,680	5,669

GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	36,440

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	17,298

JP Morgan Chase Commercial Mortgage Securities Trust

Series 2005-CB11, Class X1, IO, 0.19%, 8/12/2037 ‡ (a) (k)	3,055	—	(d)

Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043 ‡ (k)	3,529	3

Series 2010-C2, Class XA, IO, 1.77%, 11/15/2043 ‡ (a) (k)	2,194	5

Series 2006-LDP8, Class X, IO, 0.29%, 5/15/2045 ‡ (k)	167	—	(d)

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK36, 2.18%, 12/27/2046 (a) (k)	5,000	4,699

Series 2015-FRR2, Class AK39, 2.86%, 8/27/2047 (a) (k)	7,000	6,598

Series 2014-FRR1, Class BK10, 1.81%, 11/27/2049 (a) (k)	6,875	6,770

MF1 Multifamily Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.90%, 4/25/2024 ‡ (a) (k)	9,300	9,227

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 ‡ (a) (k)	1,485	—	(d)

Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.37%, 2/12/2044 ‡ (a) (k)	441	—	(d)

MRCD Mark Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	42,000	38,579

SBALR Commercial Mortgage Trust

Series 2020-RR1, Class XA, IO, 1.29%, 2/13/2053 (a) (k)	71,586	6,548

Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	40,000	41,527

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series RR Trust Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,511

UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.25%, 5/10/2045 (a) (k)	6,562	147

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,215

UBS-Barclays Commercial Mortgage Trust

Series 2012-C2, Class XA, IO, 1.45%, 5/10/2063 ‡ (a) (k)	11,675	226

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,611

VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,455

Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.24%, 12/15/2043 ‡ (a) (k)	422	—	(d)

Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	8,448

Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	6,000	5,607

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	2,369	2,387

Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (a) (k)	6,640	5,856

Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	14,177

Total Commercial Mortgage-Backed Securities (Cost $1,491,499)		1,598,448

Collateralized Mortgage Obligations — 4.9%

ACC 1/15/2021 ‡	11,496	11,496

Acre

6.25%, 12/22/2021 ‡	17,350	17,177

Series 2017-B, 8.39%, 12/22/2021 ‡	12,400	12,276

Alternative Loan Trust

Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	16	15

Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	21	22

Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	477	495

Series 2005-23CB, Class A2, 5.50%, 7/25/2035	237	230

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,070	1,023

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-86CB, Class A11, 5.50%, 2/25/2036	449	369

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	134	101

American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (k)	10	10

Angel Oak Mortgage Trust I LLC Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (k)	67	67

Antler Mortgage Trust

Series 2018-RTL1, Class A2, 4.70%, 7/25/2022 (a)	4,982	5,084

Series 2019-RTL1, Class M, 6.90%, 1/25/2023 ‡ (a) (k)	14,722	14,807

Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10	11

Banc of America Funding Trust

Series 2005-E, Class 4A1, 3.86%, 3/20/2035 (k)	33	33

Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,500	1,559

Series 2005-7, Class 30, PO, 11/25/2035 ‡	53	48

Banc of America Mortgage Trust

Series 2004-2, Class 2A4, 5.50%, 3/25/2034	44	45

Series 2004-F, Class 1A1, 2.88%, 7/25/2034 (k)	108	105

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (k)	12	12

Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.31%, 10/25/2033 (k)	36	34

Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.29%, 3/25/2031 (k)	1	1

Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 3.53%, 6/25/2035 (k)	697	688

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4	4

Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	29	29

Series 2004-3, Class A25, 5.75%, 4/25/2034	136	137

Series 2004-5, Class 2A9, 5.25%, 5/25/2034	171	174

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2005-22, Class 2A1, 3.46%, 11/25/2035 (k)	261		239

Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	7		7

Citigroup Mortgage Loan Trust Series 2009-3, Class 5A2, 6.00%, 2/25/2037 (a) (k)	41		41

Citigroup Mortgage Loan Trust, Inc.

Series 2004-UST1, Class A3, 3.81%, 8/25/2034 (k)	51		50

Series 2004-HYB4, Class AA, 0.51%, 12/25/2034 (k)	40		40

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-1, Class 1A16, 5.50%, 2/25/2035	81		82

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-10, Class 6A13, 5.50%, 11/25/2035	275		196

Series 2005-10, Class 10A4, 6.00%, 11/25/2035	217		95

CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023 ‡	34,118		33,435

CVS Pass-Through Trust

Series 2009, 8.35%, 7/10/2031 (a)	281		361

5.77%, 1/10/2033 (a)	355		407

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035 ‡	21		18

DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	84		85

DT Asset Trust 5.84%, 12/16/2022	9,000		9,009

FHLMC — GNMA

Series 24, Class J, 6.25%, 11/25/2023	131		140

Series 23, Class KZ, 6.50%, 11/25/2023	17		18

Series 31, Class Z, 8.00%, 4/25/2024	16		17

FHLMC, REMIC

Series 1316, Class Z, 8.00%, 6/15/2022	8		8

Series 1343, Class LB, 7.50%, 8/15/2022	3		3

Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(d)	1

Series 1456, Class Z, 7.50%, 1/15/2023	6		7

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1543, Class VN, 7.00%, 7/15/2023	51	54

Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (k)	21	2

Series 2033, Class K, 6.05%, 8/15/2023	73	77

Series 1577, Class PV, 6.50%, 9/15/2023	52	55

Series 1608, Class L, 6.50%, 9/15/2023	99	106

Series 3890, Class ET, 5.50%, 11/15/2023	69	72

Series 1630, Class PK, 6.00%, 11/15/2023	40	43

Series 1611, Class Z, 6.50%, 11/15/2023	100	107

Series 1628, Class LZ, 6.50%, 12/15/2023	79	84

Series 2756, Class NA, 5.00%, 2/15/2024	66	69

Series 1671, Class I, 7.00%, 2/15/2024	29	31

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (k)	16	18

Series 1695, Class G, HB, IF, 28.04%, 3/15/2024 (k)	8	9

Series 1710, Class GB, HB, IF, 42.74%, 4/15/2024 (k)	5	6

Series 2989, Class TG, 5.00%, 6/15/2025	144	153

Series 3005, Class ED, 5.00%, 7/15/2025	232	246

Series 4030, Class IL, IO, 3.50%, 4/15/2027	1,121	70

Series 4060, Class TB, 2.50%, 6/15/2027	4,000	4,226

Series 2022, Class PE, 6.50%, 1/15/2028	14	16

Series 2036, Class PG, 6.50%, 1/15/2028	88	100

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	17	2

Series 2091, Class PG, 6.00%, 11/15/2028	277	314

Series 2116, Class ZA, 6.00%, 1/15/2029	65	73

Series 2148, Class ZA, 6.00%, 4/15/2029	17	20

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2995, Class FT, 0.41%, 5/15/2029 (k)	90	89

Series 2530, Class SK, IF, IO, 7.94%, 6/15/2029 (k)	293	48

Series 2201, Class C, 8.00%, 11/15/2029	50	57

Series 3648, Class CY, 4.50%, 3/15/2030	556	620

Series 3737, Class DG, 5.00%, 10/15/2030	179	192

Series 2293, Class ZA, 6.00%, 3/15/2031	96	110

Series 2310, Class Z, 6.00%, 4/15/2031	13	15

Series 2313, Class LA, 6.50%, 5/15/2031	6	6

Series 2325, Class JO, PO, 6/15/2031	53	51

Series 2330, Class PE, 6.50%, 6/15/2031	149	174

Series 2410, Class QB, 6.25%, 2/15/2032	300	350

Series 2534, Class SI, HB, IF, 20.64%, 2/15/2032 (k)	35	55

Series 2427, Class GE, 6.00%, 3/15/2032	583	690

Series 2430, Class WF, 6.50%, 3/15/2032	458	545

Series 2594, Class IV, IO, 7.00%, 3/15/2032	78	9

Series 2643, Class SA, HB, IF, 44.45%, 3/15/2032 (k)	14	29

Series 2466, Class DH, 6.50%, 6/15/2032	77	87

Series 4146, Class KI, IO, 3.00%, 12/15/2032	4,566	459

Series 2543, Class YX, 6.00%, 12/15/2032	240	275

Series 2557, Class HL, 5.30%, 1/15/2033	157	182

Series 2586, IO, 6.50%, 3/15/2033	268	28

Series 2610, Class UI, IO, 6.50%, 5/15/2033	193	38

Series 2764, Class S, IF, 13.35%, 7/15/2033 (k)	32	43

Series 2656, Class AC, 6.00%, 8/15/2033	108	130

Series 2733, Class SB, IF, 7.86%, 10/15/2033 (k)	318	378

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3005, Class PV, IF, 12.47%, 10/15/2033 (k)	5	6

Series 2699, Class W, 5.50%, 11/15/2033	240	283

Series 2990, Class SL, HB, IF, 23.90%, 6/15/2034 (k)	24	30

Series 3611, PO, 7/15/2034	61	59

Series 2845, Class QH, 5.00%, 8/15/2034	200	230

Series 2864, Class NS, IF, IO, 6.93%, 9/15/2034 (k)	54	1

Series 2912, Class EH, 5.50%, 1/15/2035	917	1,080

Series 4710, Class UV, 4.00%, 2/15/2035	2,000	2,083

Series 3059, Class B, 5.00%, 2/15/2035	6	7

Series 2980, Class QB, 6.50%, 5/15/2035	25	31

Series 3031, Class BN, HB, IF, 21.25%, 8/15/2035 (k)	282	488

Series 3117, Class EO, PO, 2/15/2036	116	109

Series 3134, PO, 3/15/2036	34	33

Series 3152, Class MO, PO, 3/15/2036	224	213

Series 3184, Class YO, PO, 3/15/2036	413	378

Series 3138, PO, 4/15/2036	38	37

Series 3187, Class Z, 5.00%, 7/15/2036	1,076	1,228

Series 3542, Class TN, IF, 6.00%, 7/15/2036 (k)	21	25

Series 3201, Class IN, IF, IO, 6.08%, 8/15/2036 (k)	172	26

Series 3202, Class HI, IF, IO, 6.49%, 8/15/2036 (k)	834	183

Series 3855, Class AM, 6.50%, 11/15/2036	200	231

Series 3274, Class B, 6.00%, 2/15/2037	77	87

Series 3292, Class DO, PO, 3/15/2037	59	55

Series 3306, Class TC, IF, 2.37%, 4/15/2037 (k)	20	21

Series 3306, Class TB, IF, 2.91%, 4/15/2037 (k)	23	24

Series 3305, Class IW, IF, IO, 6.29%, 4/15/2037 (k)	283	32

Series 3331, PO, 6/15/2037	48	46

Series 3605, Class NC, 5.50%, 6/15/2037	628	732

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3383, Class OP, PO, 11/15/2037	82	77

Series 3409, Class DB, 6.00%, 1/15/2038	565	656

Series 3546, Class A, 3.18%, 2/15/2039 (k)	73	76

Series 3531, Class SM, IF, IO, 5.94%, 5/15/2039 (k)	28	5

Series 3827, Class BD, 4.00%, 8/15/2039	45	45

Series 3572, Class JS, IF, IO, 6.64%, 9/15/2039 (k)	114	19

Series 3592, Class BZ, 5.00%, 10/15/2039	2,927	3,334

Series 3610, Class CA, 4.50%, 12/15/2039	237	266

Series 3609, Class SA, IF, IO, 6.18%, 12/15/2039 (k)	562	100

Series 3653, Class HJ, 5.00%, 4/15/2040	130	151

Series 3677, Class PB, 4.50%, 5/15/2040	2,037	2,217

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (k)	259	287

Series 4374, Class NC, 3.75%, 2/15/2046 (i)	283	284

Series 4796, Class CZ, 4.00%, 5/15/2048	16,804	18,729

Series 4807, Class EZ, 4.00%, 7/15/2048	3,846	4,289

Series 4822, Class ZB, 4.00%, 7/15/2048	5,741	6,311

Series 4830, Class WZ, 4.00%, 9/15/2048	16,724	18,663

FHLMC, STRIPS

Series 186, PO, 8/1/2027	116	114

Series 262, Class 35, 3.50%, 7/15/2042	3,823	4,265

Series 279, Class 35, 3.50%, 9/15/2042	1,287	1,430

Series 323, Class 300, 3.00%, 1/15/2044	4,710	5,144

Series 334, Class 300, 3.00%, 8/15/2044	3,773	4,126

FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 1.94%, 10/25/2037 (k)	339	364

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 2.47%, 9/25/2034 (k)	124		120

First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.29%, 12/25/2034 (k)	117		116

FNMA Trust, Whole Loan

Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	12		14

Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	133		154

Series 2004-W2, Class 1A, 6.00%, 2/25/2044	187		215

Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	317		368

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	51		61

Series 2004-W8, Class 3A, 7.50%, 6/25/2044	129		155

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	219		254

FNMA, Grantor Trust, Whole Loan

Series 2001-T12, IO, 0.51%, 8/25/2041 (k)	12,551		180

Series 2002-T4, IO, 0.40%, 12/25/2041 (k)	26,253		193

Series 2002-T4, Class A2, 7.00%, 12/25/2041	303		359

Series 2002-T4, Class A4, 9.50%, 12/25/2041	498		610

Series 2002-T19, Class A1, 6.50%, 7/25/2042	430		522

Series 2002-T16, Class A2, 7.00%, 7/25/2042	516		631

Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	185		223

Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	196		233

Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	206		240

Series 2004-T3, Class 1IO4, IO, 0.59%, 2/25/2044 (k)	3,907		40

FNMA, REMIC

Series 1990-117, Class E, 8.95%, 10/25/2020	—	(d)	—	(d)

Series 2001-4, Class PC, 7.00%, 3/25/2021	3		3

Series G-29, Class O, 8.50%, 9/25/2021	1		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1991-141, Class PZ, 8.00%, 10/25/2021	1		1

Series 1992-31, Class M, 7.75%, 3/25/2022	2		2

Series G92-30, Class Z, 7.00%, 6/25/2022	—	(d)	—	(d)

Series 1992-101, Class J, 7.50%, 6/25/2022	3		3

Series 1992-79, Class Z, 9.00%, 6/25/2022	2		2

Series G92-62, Class B, PO, 10/25/2022	2		2

Series 1995-4, Class Z, 7.50%, 10/25/2022	26		28

Series 1992-200, Class SK, HB, IF, 24.05%, 11/25/2022 (k)	27		31

Series 1997-37, Class SM, IF, IO, 7.82%, 12/25/2022 (k)	17		—	(d)

Series 2003-17, Class EQ, 5.50%, 3/25/2023	105		109

Series 1993-23, Class PZ, 7.50%, 3/25/2023	3		3

Series 1993-56, Class PZ, 7.00%, 5/25/2023	18		20

Series 1993-60, Class Z, 7.00%, 5/25/2023	10		11

Series 1993-79, Class PL, 7.00%, 6/25/2023	15		16

Series 1993-141, Class Z, 7.00%, 8/25/2023	36		38

Series 1993-149, Class M, 7.00%, 8/25/2023	18		19

Series 1993-205, Class H, PO, 9/25/2023	1		1

Series 1993-160, Class ZA, 6.50%, 9/25/2023	29		30

Series 1993-165, Class SA, IF, 19.43%, 9/25/2023 (k)	7		8

Series 1995-19, Class Z, 6.50%, 11/25/2023	134		143

Series 1993-255, Class E, 7.10%, 12/25/2023	7		7

Series 1993-247, Class SM, HB, IF, 27.82%, 12/25/2023 (k)	6		7

Series 1994-29, Class Z, 6.50%, 2/25/2024	68		73

Series 1994-65, Class PK, PO, 4/25/2024	10		10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-23, Class MI, IO, 4.50%, 4/25/2024	2	—	(d)

Series 1997-20, Class D, 7.00%, 3/17/2027	70	77

Series 1997-11, Class E, 7.00%, 3/18/2027	16	18

Series 1997-27, Class J, 7.50%, 4/18/2027	8	9

Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,699	107

Series 1997-42, Class EG, 8.00%, 7/18/2027	115	132

Series 1997-63, Class ZA, 6.50%, 9/18/2027	69	77

Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	6,135	309

Series 1998-66, Class FB, 0.53%, 12/25/2028 (k)	47	47

Series 1999-47, Class JZ, 8.00%, 9/18/2029	198	231

Series 2000-8, Class Z, 7.50%, 2/20/2030	97	112

Series 2001-36, Class ST, IF, IO, 8.32%, 11/25/2030 (k)	113	24

Series 2001-14, Class Z, 6.00%, 5/25/2031	78	88

Series 2001-16, Class Z, 6.00%, 5/25/2031	107	121

Series 2001-72, Class SB, IF, IO, 7.32%, 12/25/2031 (k)	277	46

Series 2001-81, Class HE, 6.50%, 1/25/2032	527	624

Series 2002-19, Class SC, IF, 13.89%, 3/17/2032 (k)	43	54

Series 2002-56, Class PE, 6.00%, 9/25/2032	613	718

Series 2002-86, Class PG, 6.00%, 12/25/2032	429	511

Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	5,223	554

Series 2003-25, Class KP, 5.00%, 4/25/2033	1,372	1,566

Series 2003-22, Class Z, 6.00%, 4/25/2033	290	337

Series 2003-47, Class PE, 5.75%, 6/25/2033	359	412

Series 2003-64, Class SX, IF, 13.36%, 7/25/2033 (k)	26	34

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-91, Class SD, IF, 12.21%, 9/25/2033 (k)	6	8

Series 2003-130, Class HZ, 6.00%, 1/25/2034	10,669	12,709

Series 2004-72, Class F, 0.68%, 9/25/2034 (k)	114	114

Series 2005-19, Class PB, 5.50%, 3/25/2035	2,811	3,233

Series 2005-42, Class PS, IF, 16.56%, 5/25/2035 (k)	7	10

Series 2005-51, Class MO, PO, 6/25/2035	16	14

Series 2005-53, Class CS, IF, IO, 6.52%, 6/25/2035 (k)	463	50

Series 2005-65, Class KO, PO, 8/25/2035	76	70

Series 2005-72, Class WS, IF, IO, 6.57%, 8/25/2035 (k)	226	36

Series 2005-84, Class XM, 5.75%, 10/25/2035	110	125

Series 2005-90, Class ES, IF, 16.44%, 10/25/2035 (k)	50	72

Series 2005-106, Class US, HB, IF, 23.92%, 11/25/2035 (k)	48	73

Series 2006-9, Class KZ, 6.00%, 3/25/2036	234	273

Series 2006-22, Class AO, PO, 4/25/2036	137	130

Series 2006-27, Class OB, PO, 4/25/2036	951	882

Series 2006-27, Class OH, PO, 4/25/2036	50	47

Series 2006-20, Class IB, IF, IO, 6.41%, 4/25/2036 (k)	236	46

Series 2011-19, Class ZY, 6.50%, 7/25/2036	215	262

Series 2006-77, Class PC, 6.50%, 8/25/2036	225	259

Series 2006-110, PO, 11/25/2036	131	123

Series 2006-128, PO, 1/25/2037	127	119

Series 2007-10, Class Z, 6.00%, 2/25/2037	32	37

Series 2007-22, Class SC, IF, IO, 5.90%, 3/25/2037 (k)	43	2

Series 2008-93, Class AM, 5.50%, 6/25/2037	47	48

Series 2007-54, Class IB, IF, IO, 6.23%, 6/25/2037 (k)	4,024	903

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	15	1

Series 2007-109, Class YI, IF, IO, 6.27%, 12/25/2037 (k)	2,120	479

Series 2008-91, Class SI, IF, IO, 5.82%, 3/25/2038 (k)	636	83

Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (k)	806	150

Series 2011-22, Class MA, 6.50%, 4/25/2038	74	75

Series 2008-62, Class SM, IF, IO, 6.02%, 7/25/2038 (k)	649	112

Series 2009-29, Class LA, 1.32%, 5/25/2039 (k)	361	365

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	278	44

Series 2009-112, Class ST, IF, IO, 6.07%, 1/25/2040 (k)	451	96

Series 2009-112, Class SW, IF, IO, 6.07%, 1/25/2040 (k)	296	46

Series 2010-10, Class NT, 5.00%, 2/25/2040	974	1,111

Series 2010-49, Class SC, IF, 12.31%, 3/25/2040 (k)	209	282

Series 2010-35, Class SB, IF, IO, 6.24%, 4/25/2040 (k)	484	84

Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,366	3,706

Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	13,133

Series 2016-33, Class JA, 3.00%, 7/25/2045	15,248	16,212

Series 2016-38, Class NA, 3.00%, 1/25/2046	11,161	12,042

Series 2007-71, Class GZ, 6.00%, 7/25/2047	157	170

Series 2019-20, Class H, 3.50%, 5/25/2049	17,300	18,398

FNMA, REMIC Trust, Whole Loan

Series 2002-W7, Class IO1, IO, 0.91%, 6/25/2029 (k)	4,757	108

Series 2001-W3, Class A, 7.00%, 9/25/2041 (k)	208	231

Series 2002-W10, IO, 0.91%, 8/25/2042 (k)	2,339	49

Series 2003-W4, Class 2A, 5.77%, 10/25/2042 (k)	85	98

Series 2004-W11, Class 1IO1, IO, 0.35%, 5/25/2044 (k)	11,372	124

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC, Whole Loan

Series 2009-89, Class A1, 5.41%, 5/25/2035	531	560

FNMA, STRIPS

Series 203, Class 2, IO, 8.00%, 2/25/2023	252	18

Series 266, Class 2, IO, 7.50%, 8/25/2024	52	5

Series 313, Class 1, PO, 6/25/2031	534	494

Series 380, Class S36, IF, IO, 7.72%, 7/25/2037 (k)	141	29

Series 383, Class 68, IO, 6.50%, 9/25/2037	83	16

Series 383, Class 86, IO, 7.00%, 9/25/2037 (k)	48	11

Series 383, Class 69, IO, 6.50%, 10/25/2037 (k)	120	24

FTF 8.00%, 9/30/2024	13,500	6,885

GMACM Mortgage Loan Trust

Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	14

Series 2005-AR3, Class 3A4, 3.53%, 6/19/2035 (k)	55	51

GNMA

Series 1997-7, Class ZA, 9.00%, 5/16/2027	35	35

Series 2014-60, Class W, 4.23%, 2/20/2029 (k)	1,182	1,249

Series 2002-13, Class QA, IF, IO, 7.89%, 2/16/2032 (k)	307	1

Series 2002-84, Class PH, 6.00%, 11/16/2032	482	488

Series 2008-29, PO, 2/17/2033	8	8

Series 2003-18, Class PG, 5.50%, 3/20/2033	534	589

Series 2003-52, Class SB, IF, 11.27%, 6/16/2033 (k)	62	75

Series 2003-101, Class SK, IF, IO, 6.40%, 10/17/2033 (k)	904	60

Series 2004-2, Class SA, IF, 19.96%, 1/16/2034 (k)	239	344

Series 2004-19, Class KE, 5.00%, 3/16/2034	2,082	2,336

Series 2004-73, Class AE, IF, 14.52%, 8/17/2034 (k)	3	4

Series 2004-86, Class SP, IF, IO, 5.94%, 9/20/2034 (k)	429	42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-90, Class SI, IF, IO, 5.94%, 10/20/2034 (k)	383	66

Series 2010-31, Class SK, IF, IO, 5.94%, 11/20/2034 (k)	247	31

Series 2004-105, Class SN, IF, IO, 5.94%, 12/20/2034 (k)	850	88

Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	59	10

Series 2006-23, Class S, IF, IO, 6.34%, 1/20/2036 (k)	56	—	(d)

Series 2006-26, Class S, IF, IO, 6.34%, 6/20/2036 (k)	590	89

Series 2006-33, Class PK, 6.00%, 7/20/2036	197	227

Series 2009-81, Class A, 5.75%, 9/20/2036	121	137

Series 2007-7, Class EI, IF, IO, 6.04%, 2/20/2037 (k)	966	155

Series 2007-9, Class CI, IF, IO, 6.04%, 3/20/2037 (k)	505	88

Series 2007-17, Class JO, PO, 4/16/2037	62	57

Series 2007-22, Class PK, 5.50%, 4/20/2037	949	1,084

Series 2007-16, Class KU, IF, IO, 6.49%, 4/20/2037 (k)	651	117

Series 2007-26, Class SC, IF, IO, 6.04%, 5/20/2037 (k)	190	33

Series 2007-24, Class SA, IF, IO, 6.35%, 5/20/2037 (k)	905	177

Series 2009-16, Class SJ, IF, IO, 6.64%, 5/20/2037 (k)	887	137

Series 2008-34, Class OC, PO, 6/20/2037	193	183

Series 2009-106, Class XL, IF, IO, 6.59%, 6/20/2037 (k)	325	63

Series 2009-79, Class OK, PO, 11/16/2037	134	129

Series 2007-67, Class SI, IF, IO, 6.35%, 11/20/2037 (k)	182	36

Series 2008-40, Class SA, IF, IO, 6.24%, 5/16/2038 (k)	680	127

Series 2008-40, Class PS, IF, IO, 6.34%, 5/16/2038 (k)	306	50

Series 2009-77, Class CS, IF, IO, 6.84%, 6/16/2038 (k)	217	12

Series 2008-49, Class PH, 5.25%, 6/20/2038	974	1,100

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-55, Class PL, 5.50%, 6/20/2038	882	1,004

Series 2008-50, Class SA, IF, IO, 6.07%, 6/20/2038 (k)	1,349	200

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	375	60

Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	27

Series 2009-72, Class SM, IF, IO, 6.09%, 8/16/2039 (k)	345	65

Series 2010-157, Class OP, PO, 12/20/2040	338	322

Series 2015-157, Class GA, 3.00%, 1/20/2045	766	811

Series 2012-H11, Class FA, 0.86%, 2/20/2062 (k)	5,765	5,794

Series 2012-H18, Class FA, 0.71%, 8/20/2062 (k)	1,398	1,400

Series 2013-H04, Class BA, 1.65%, 2/20/2063	419	420

Series 2013-H20, Class FB, 1.16%, 8/20/2063 (k)	5,431	5,478

Series 2013-H23, Class FA, 1.46%, 9/20/2063 (k)	6,946	7,052

Series 2015-H02, Class HA, 2.50%, 1/20/2065	3,531	3,599

Series 2015-H04, Class FL, 0.63%, 2/20/2065 (k)	7,506	7,506

Series 2015-H23, Class FB, 0.68%, 9/20/2065 (k)	6,695	6,708

Series 2015-H32, Class FH, 0.82%, 12/20/2065 (k)	6,150	6,194

Series 2016-H16, Class FD, 1.02%, 6/20/2066 (k)	10,280	10,326

Series 2016-H17, Class FC, 0.99%, 8/20/2066 (k)	6,479	6,558

Series 2016-H23, Class F, 0.91%, 10/20/2066 (k)	16,854	17,009

Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067 (k)	21,473	2,300

Series 2017-H11, Class XI, IO, 2.27%, 5/20/2067 (k)	56,864	5,698

Series 2017-H14, Class XI, IO, 1.81%, 6/20/2067 (k)	21,846	1,852

Series 2017-H14, Class AI, IO, 2.18%, 6/20/2067 (k)	31,661	3,292

Series 2017-H23, Class FA, 0.64%, 10/20/2067 (k)	28,714	28,726

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-H09, Class FA, 0.66%, 5/20/2069 (k)	21,712	21,736

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	15,800	15,923

GSR Mortgage Loan Trust

Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	70	72

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	112	116

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	120	129

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	51	52

Series 2005-5F, Class 8A1, 0.68%, 6/25/2035 (k)	18	17

Series 2005-5F, Class 8A3, 0.68%, 6/25/2035 (k)	11	10

Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	32	60

Headlands Residential LLC

Series 2017-RPL1, Class A, 5.87%, 8/25/2022 (a) (i)	11,950	12,214

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (i)	15,000	15,016

Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750	26,750

Impac CMB Trust

Series 2004-10, Class 3A1, 0.88%, 3/25/2035 (k)	482	461

Series 2004-10, Class 3A2, 0.98%, 3/25/2035 (k)	301	270

Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	7	7

JP Morgan Mortgage Trust

Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	51	50

Series 2006-A2, Class 5A3, 3.84%, 11/25/2033 (k)	107	108

Series 2006-A2, Class 4A1, 3.09%, 8/25/2034 (k)	137	139

Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18	19

Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	387	387

Series 2007-A1, Class 5A2, 3.75%, 7/25/2035 (k)	46	45

LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	10,520	10,607

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.10%, 4/21/2034 (k)	34		34

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	12		12

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1		1

Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	(d)	—	(d)

Series 2003-7, Class 4A3, 8.00%, 11/25/2033	—	(d)	—	(d)

Series 2003-8, Class 3A1, 5.50%, 12/25/2033	22		22

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	316		336

Series 2004-6, Class 6A1, 6.50%, 7/25/2034	383		410

Series 2004-7, Class 30, PO, 8/25/2034 ‡	31		26

Series 2004-7, Class 3A1, 6.50%, 8/25/2034	26		28

MASTR Asset Securitization Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(d)	—	(d)

Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	(d)	—	(d)

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	56		57

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	21		17

Merrill Lynch Mortgage Investors Trust

Series 2004-C, Class A2, 0.98%, 7/25/2029 (k)	105		101

Series 2004-D, Class A3, 2.48%, 9/25/2029 (k)	74		72

Morgan Stanley Mortgage Loan Trust

Series 2004-3, Class 4A, 5.62%, 4/25/2034 (k)	238		258

Series 2004-7AR, Class 2A6, 2.92%, 9/25/2034 (k)	79		77

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (k)	118		117

NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	2		2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (k)	9,100	9,101

P-stlb 9.25%, 10/11/2026 ‡	18,500	18,500

PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	43	45

Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	96	103

RALI Trust

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2	2

Series 2004-QS3, Class CB, 5.00%, 3/25/2019	1	1

Series 2005-QS5, Class A4, 5.75%, 4/25/2035	1,488	1,422

RCO Trust

Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (k)	10,292	10,394

Series 2017-INV1, Class M1, 3.90%, 11/25/2052 ‡ (a) (k)	1,924	1,891

Residential Asset Securitization Trust

Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8

Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	115	95

RFMSI Trust Series 2005-SA4, Class 1A1, 2.86%, 9/25/2035 (k)	78	69

RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (i)	29,848	26,506

SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	23	23

SART

4.75%, 7/15/2024	17,816	17,727

4.76%, 6/15/2025	24,984	25,109

Seasoned Credit Risk Transfer Trust Series 2019-3, Class M55D, 4.00%, 10/25/2058	22,066	24,467

Sequoia Mortgage Trust Series 2004-8, Class A2, 1.06%, 9/20/2034 (k)	321	313

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 3.64%, 10/25/2034 (k)	155	157

Structured Asset Securities Corp.

Series 2003-37A, Class 1A, 3.49%, 12/25/2033 (k)	892	882

Series 2003-37A, Class 2A, 3.53%, 12/25/2033 (k)	86	83

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 2.88%, 9/25/2033 (k)	613	606

Vendee Mortgage Trust

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	231	262

Series 1998-1, Class 2E, 7.00%, 3/15/2028	675	760

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	95	107

VOLT PT 7/27/2023 ‡	38,000	37,029

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 2.87%, 8/25/2033 (k)	122	122

Series 2003-AR9, Class 1A6, 3.50%, 9/25/2033 (k)	88	86

Series 2004-AR3, Class A1, 3.66%, 6/25/2034 (k)	36	36

Series 2004-AR3, Class A2, 3.66%, 6/25/2034 (k)	334	334

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	401	415

Series 2004-AR11, Class A, 3.35%, 10/25/2034 (k)	311	309

Series 2005-AR2, Class 2A21, 0.51%, 1/25/2045 (k)	44	42

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	475	450

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	241	255

Wells Fargo Mortgage-Backed Securities Trust

Series 2004-K, Class 1A2, 3.01%, 7/25/2034 (k)	105	104

Series 2004-U, Class A1, 3.85%, 10/25/2034 (k)	194	193

Total Collateralized Mortgage Obligations (Cost $717,925)		721,643

U.S. Government Agency Securities — 1.0%

FHLB

3.13%, 12/12/2025	12,000	13,671

3.32%, 11/13/2035	19,000	23,484

5.63%, 3/14/2036	10,800	16,861

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued

FHLMC DN, 3.69%, 3/15/2031 (m)	14,976	12,913

FNMA 5.63%, 7/15/2037	1,500	2,375

Resolution Funding Corp. STRIPS

DN, 3.48%, 4/15/2030 (m)	43,000	38,143

3.55%, 4/15/2030 (m)	20,500	18,147

Tennessee Valley Authority 5.88%, 4/1/2036	9,804	15,275

Total U.S. Government Agency Securities (Cost $114,523)		140,869

Foreign Government Securities — 0.8%

Arab Republic of Egypt (Egypt)

7.05%, 1/15/2032 (a)	2,300	2,286

8.15%, 11/20/2059 (a)	2,900	2,801

Bermuda Government Bond (Bermuda)

3.72%, 1/25/2027 (h)	2,900	3,183

4.75%, 2/15/2029 (a)	2,420	2,884

Dominican Republic Government Bond (Dominican Republic)

5.95%, 1/25/2027 (h)	2,500	2,670

5.88%, 1/30/2060 (a)	3,545	3,387

Federal Republic of Nigeria (Nigeria)

6.50%, 11/28/2027 (h)	2,150	2,126

7.14%, 2/23/2030 (h)	2,700	2,714

Kingdom of Bahrain (Bahrain)

7.00%, 10/12/2028 (h)	2,500	2,846

7.38%, 5/14/2030 (h)	1,400	1,630

6.00%, 9/19/2044 (h)	1,447	1,432

Kingdom of Saudi Arabia (Saudi Arabia) 5.00%, 4/17/2049 (h)	1,850	2,411

Notas del Tesoro (Panama) 3.75%, 4/17/2026 (a)	2,070	2,176

Oriental Republic of Uruguay (Uruguay)

7.88%, 1/15/2033	880	1,374

5.10%, 6/18/2050	1,981	2,741

Province of Alberta (Canada) 3.30%, 3/15/2028	24,500	28,487

Province of Manitoba (Canada) 2.13%, 6/22/2026	1,250	1,346

Province of Quebec (Canada)

7.13%, 2/9/2024	2,220	2,710

6.35%, 1/30/2026	300	385

Republic of Belarus (Belarus) 6.38%, 2/24/2031 (a)	2,430	2,255

Republic of Colombia (Colombia)

10.38%, 1/28/2033	370	580

5.00%, 6/15/2045	1,450	1,731

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Cote d’Ivoire (Ivory Coast)

5.75%, 12/31/2032 (h) (i)	1,660	1,623

6.13%, 6/15/2033 (h)	866	872

Republic of El Salvador (El Salvador)

7.12%, 1/20/2050 (h)	2,965	2,550

7.12%, 1/20/2050 (a)	970	834

Republic of Ghana (Ghana)

7.63%, 5/16/2029 (h)	2,430	2,316

8.63%, 6/16/2049 (h)	2,600	2,356

Republic of Kenya (Kenya) 8.00%, 5/22/2032 (h)	2,500	2,563

Republic of Paraguay (Paraguay)

4.63%, 1/25/2023 (h)	2,700	2,864

5.00%, 4/15/2026 (h)	1,500	1,726

5.60%, 3/13/2048 (h)	2,489	3,182

Republic of South Africa (South Africa) 4.30%, 10/12/2028	1,742	1,661

Republic of Turkey (Turkey) 4.88%, 4/16/2043	3,600	2,800

Romania Government Bond (Romania) 3.00%, 2/14/2031 (a)	2,680	2,687

Sultanate of Oman Government Bond (Oman) 5.63%, 1/17/2028 (h)	2,850	2,771

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2023 (h)	3,700	3,934

7.75%, 9/1/2025 (h)	1,910	2,015

United Mexican States (Mexico)

3.75%, 1/11/2028	376	407

5.00%, 4/27/2051	2,420	2,790

Total Foreign Government Securities (Cost $107,951)		114,106

Municipal Bonds — 0.2% (n)

California — 0.2%

Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	340

City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	1,000	1,367

Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	2,091

State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	3,302

University of California Series AD, Rev., 4.86%, 5/15/2112	774	1,119

Total California		8,219

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — 0.0% (b)

District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	512

Massachusetts — 0.0% (b)

Commonwealth of Massachusetts Series 2019H, GO, 2.90%, 9/1/2049	5,000	5,460

Missouri — 0.0% (b)

Health and Educational Facilities Authority of the State of Missouri Series 2020A, Rev., 3.23%, 5/15/2050	3,000	3,508

New York — 0.0% (b)

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2010H, Rev., 5.29%, 3/15/2033	560	716

Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,636

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	1,450	2,068

Series 165, Rev., 5.65%, 11/1/2040	155	221

Series 174, Rev., 4.46%, 10/1/2062	740	967

Total New York		5,608

Ohio — 0.0% (b)

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,746

Ohio State University, General Receipts

Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,322

Rev., 5.59%, 12/1/2114	2,000	2,976

Total Ohio		7,044

Total Municipal Bonds (Cost $24,031)		30,351

Loan Assignments — 0.1% (o)

Chemicals — 0.0% (b)

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.06%, 6/1/2024 (e)	1,168	1,136

Construction & Engineering — 0.1%

Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡ (e)	5,318	5,188

Containers & Packaging — 0.0% (b)

Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 10/1/2022 (e)	600	591

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.52%, 4/3/2024 (e)	1,990	1,887

		2,478

Diversified Telecommunication Services — 0.0% (b)

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (e)	1,524	1,523

Food & Staples Retailing — 0.0% (b)

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 4/1/2024 ‡ (e)	266	263

Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025 ‡ (e)	1,391	1,064

		1,327

Hotels, Restaurants & Leisure — 0.0% (b)

CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 8/6/2021 (e)	2,830	2,789

Leisure Products — 0.0% (b)

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (c) (e)	189	95

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (c) (e)	772	—	(d)

		95

Media — 0.0% (b)

Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 1/31/2025 (e)	1,866	1,794

Oil, Gas & Consumable Fuels — 0.0% (b)

Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023 (e)	2,195	1,508

Pharmaceuticals — 0.0% (b)

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024 (e)	618	589

Specialty Retail — 0.0% (b)

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 6.81%, 12/18/2026 (e) (p)	1,532	1,190

Total Loan Assignments (Cost $19,789)		19,617

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — 0.0% (b)

Automobiles — 0.0% (b)

General Motors Co. 7.38%, 10/1/2051 ‡	1	—

General Motors Corp. — Automotive Division

7.25%, 4/15/2041 ‡	21	—	(d)

7.38%, 5/15/2048 ‡	55	—	(d)

7.25%, 2/15/2052 ‡	42	—	(d)

Motors Liquidation Co. 7/15/2041 ‡	1	—

		—	(d)

Communications Equipment — 0.0% (b)

Goodman Networks, Inc. (Preference) * ‡	46	—	(d)

Internet & Direct Marketing Retail — 0.0% (b)

MYT Holding Co. 10.00%, 6/7/2029 (a)	2,441	2,185

Specialty Retail — 0.0% (b)

Claire’s Stores, Inc. * ‡	1	2,436

Total Preferred Stocks (Cost $3,085)		4,621

Common Stocks — 0.0% (b)

Aerospace & Defense — 0.0% (b)

Remington Outdoor Co., Inc. * ‡	15	—	(d)

Communications Equipment — 0.0% (b)

Goodman Networks, Inc. * ‡	39	—	(d)

Diversified Financial Services — 0.0% (b)

ACC Claims Holdings LLC * ‡ (q)	1,551	16

Energy Equipment & Services — 0.0% (b)

Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34	13

Food & Staples Retailing — 0.0% (b)

Moran Foods Backstop Equity * ‡	61	61

Independent Power and Renewable Electricity Producers — 0.0% (b)

Vistra Corp.	3	50

Media — 0.0% (b)

Clear Channel Outdoor Holdings, Inc. *	502	588

iHeartMedia, Inc., Class A *	15	137

		725

Oil, Gas & Consumable Fuels — 0.0% (b)

Penn Virginia Corp. *	22	251

Pharmaceuticals — 0.0% (b)

Advanz Pharma Corp. Ltd. (Canada) *	297	996

Software — 0.0% (b)

Avaya Holdings Corp. *	5	71

INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 0.0% (b)

Claire’s Stores, Inc. * ‡	2	1,056

Total Common Stocks (Cost $8,402)		3,239

	NO. OF WARRANTS (000)
Warrants — 0.0% (b)

Oil, Gas & Consumable Fuels — 0.0% (b)

Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD *	268	9

Wireless Telecommunication Services — 0.0% (b)

iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡	112	838

Total Warrants (Cost $1,998)		847

	NO. OF RIGHTS (000)
Rights — 0.0% (b)

Independent Power and Renewable Electricity Producers — 0.0% (b)

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	103	113

	SHARES
Convertible Preferred Stocks — 0.0% (b)

Automobiles — 0.0% (b)

General Motors Co. 5.25%, 3/6/2032 ‡	120	—	(d)

General Motors Corp. — Automotive Division 1.50%, 7/15/2033 ‡	385	—	(d)

Total Convertible Preferred Stocks (Cost $—)		—	(d)

Short-Term Investments — 7.9%

Investment Companies — 7.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (r) (s) (Cost $1,161,857)	1,161,291	1,162,220

	SHARES (000)
Investment of Cash Collateral from Securities Loaned — 0.0% (b)

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.32% (r) (s)	420	420

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	145

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment of Cash Collateral from Securities Loaned — continued

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.07% (r) (s)	71	71

Total Investment of Cash Collateral from Securities Loaned (Cost $491)		491

Total Short-Term Investments (Cost $1,162,348)		1,162,711

Total Investments — 102.3% (Cost $14,380,092)		15,130,100
Liabilities in Excess of Other Assets — (2.3)%		(346,475)

Net Assets — 100.0%		14,783,625

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2020.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global medium term note
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Defaulted security.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.

(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(m)	The rate shown is the effective yield as of August 31, 2020.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 is approximately $6,000.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of August 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

U.S. Treasury 2 Year Note	2,365	12/2020	USD	522,517	217

U.S. Treasury 5 Year Note	4,379	12/2020	USD	551,753	368

U.S. Treasury Ultra Bond	1,379	12/2020	USD	302,561	(3,806)

					(3,221)

Short Contracts

U.S. Treasury 5 Year Note	(283)	12/2020	USD	(35,658)	(25)

U.S. Treasury 10 Year Note	(4,228)	12/2020	USD	(588,353)	(372)

U.S. Treasury 10 Year Ultra Note	(2,478)	12/2020	USD	(394,466)	423

U.S. Treasury Long Bond	(1,547)	12/2020	USD	(271,015)	1,254

U.S. Treasury Ultra Bond	(175)	12/2020	USD	(38,396)	482

					1,762

					(1,459)

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of August 31, 2020 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	11,350	USD	13,523	TD Bank Financial Group	9/2/2020	21

Total unrealized appreciation						21

USD	13,437	EUR	11,350	State Street Corp.	9/2/2020	(108)
USD	13,533	EUR	11,350	TD Bank Financial Group	10/5/2020	(21)

Total unrealized depreciation						(129)

Net unrealized depreciation						(108)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	147

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Abbreviations
EUR	Euro
USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of August 31, 2020 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.83	USD 75,000	1,225	940	2,165

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of August 31, 2020 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.25-V2	1.00	Quarterly	6/20/2021	0.99	USD 50,000	664	(762)	(98)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of August 31, 2020 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets

OTC Credit default swap contracts outstanding — buy protection	1,225	2,165

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 85.3% (a)

Aerospace & Defense — 1.6%

Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 5/24/2027 (b)	1,799	1,723

MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 10/4/2024 (b)	3,013	2,905

TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 12/9/2025 (b)	5,860	5,547

		10,175

Air Freight & Logistics — 0.2%

XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 2/24/2025 (b)	1,348	1,320

Airlines — 0.6%

JetBlue Airways Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 6.25%, 6/17/2024 (b)	1,505	1,499

WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026 (b)	2,642	2,187

		3,686

Auto Components — 1.4%

Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.43%, 5/6/2024 (b)	2,617	2,595

Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 10/1/2025 (b)	3,466	3,082

USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.31%, 5/16/2024 (b)	3,337	3,241

		8,918

Automobiles — 0.6%

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.47%, 8/14/2024 (b) (c)	4,045	3,774

Building Products — 0.6%

Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.44%, 7/31/2026 (b)	1,793	1,777

Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 11/21/2024 (b)	1,842	1,809

		3,586

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 3.3%

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.06%, 6/1/2024 (b)	2,319	2,257

Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024 (b)	4,574	4,516

INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026 (b) (c)	2,283	2,255

Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 5/15/2024 (b)	3,443	3,267

Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025 (b)	3,409	3,236

Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026 (b)	2,205	1,750

Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 9/6/2024 (b)	1,931	1,874

Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 3.22%, 9/23/2024 (b)	1,758	1,720

		20,875

Commercial Services & Supplies — 1.0%

Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 9/23/2026 (b)	6,383	6,356

Communications Equipment — 2.1%

API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 10/1/2026 (b)	4,255	4,174

Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 12/15/2024 (b)	2,347	2,277

CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 4/6/2026 (b)	6,785	6,630

Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 2.80%, 7/2/2025 (b) (c)	671	626

		13,707

Construction & Engineering — 0.8%

Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.18%, 7/24/2026 (b)	1,710	1,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	149

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Construction & Engineering — continued

Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 1/24/2027 (b)	3,342	3,243

		4,943

Containers & Packaging — 3.5%

Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 10/1/2022 (b)	677	667

Berry Global, Inc., 1st Lien Term Loan X (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 1/19/2024 (b)	1,684	1,657

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.52%, 4/3/2024 (b)	4,103	3,891

Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/22/2024 (b)	4,001	3,966

Graham Packaging Co. Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027 (b) (c)	4,021	4,013

Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 2/5/2023 (b)	3,508	3,454

Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 10/31/2024 (b)	1,760	1,713

Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 1/30/2021 (b)	3,387	2,958

		22,319

Distributors — 0.3%

Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.57%, 6/30/2027 (b) (c)	2,224	2,203

Diversified Consumer Services — 2.0%

Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 7/10/2026 (b)	3,380	3,353

Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.56%, 5/13/2027 (b) (c)	3,220	3,170

Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 8/24/2026 (b)	1,779	1,501

St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 7/17/2025 (b)	4,855	4,794

		12,818

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — 1.3%

Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027 (b)	3,150	3,138

Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 5.32%, 10/1/2026 (b)	3,530	3,518

Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025 (b)	1,584	1,396

		8,052

Diversified Telecommunication Services — 6.7%

CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 3/15/2027 (b)	11,767	11,352

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (b)	6,528	6,521

Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.69%, 2/19/2026 (b) (c)	2,811	2,657

Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 5/16/2024 (b)	5,359	5,313

Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023 (b) (c)	13,550	13,632

Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 8.25%, 3/29/2021 (b)	6,318	3,791

		43,266

Electric Utilities — 2.4%

Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 1/15/2025 (b)	3,348	3,244

Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.81%, 2/16/2026 (b)	2,933	2,903

Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 12/13/2025 (b)	1,671	1,611

Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 5/2/2025 (b)	3,038	1,276

Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024 (b)	2,677	2,260

Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024 (b)	151	127

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Electric Utilities — continued

PG&E Corp., Exit Term Loan (ICE LIBOR USD 3 Month + 4.50%), 5.50%, 6/18/2025 (b)	4,090	4,020

		15,441

Electrical Equipment — 1.4%

Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/1/2025 (b)	5,583	5,484

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 3/2/2027 (b)	3,476	3,401

		8,885

Entertainment — 1.0%

AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.08%, 4/22/2026 (b)	3,415	2,591

Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 3/1/2025 (b) (c)	2,650	2,577

NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025 (b)	1,395	1,229

		6,397

Equity Real Estate Investment Trusts (REITs) — 0.9%

ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 9/18/2026 (b)	29	28

GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 8/27/2025 (b)	3,068	2,453

VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.93%, 12/20/2024 (b)	3,445	3,312

		5,793

Food & Staples Retailing — 1.4%

BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 2/3/2024 (b)	1,895	1,877

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 4/1/2024 ‡ (b)	1,641	1,624

Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025 ‡ (b)	3,364	2,573

United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 10/22/2025 (b)	3,074	2,992

		9,066

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — 3.4%

Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024 (b)	2,316	2,320

B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 10/10/2026 (b)	1,615	1,607

Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024 (b)	9,955	9,832

Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.84%, 5/23/2025 (b)	1,666	1,619

Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 2 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.00%, 8/3/2025 (b)	3,315	3,253

JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 3.07%, 5/1/2026 (b)	3,018	2,928

		21,559

Health Care Providers & Services — 5.9%

CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.07%, 6/7/2023 (b)	3,913	3,849

CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 8/31/2026 (b)	2,854	2,671

CVS Holdings I LP, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 8/31/2026 (b) (c)	501	469

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 10/10/2025 (b)	5,879	4,243

Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 11/16/2025 (b) (c)	2,679	2,624

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (b)	6,434	6,361

Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.16%, 3/31/2027 (b)	1,324	1,298

Petvet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 2/14/2025 (b)	757	737

PetVet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 2/14/2025 (b) (c)	2,024	1,950

PetVet Care Centers LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 2/14/2025 (b)	945	943

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	151

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Health Care Providers & Services — continued

Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024 (b)	4,062	3,373

Tivity Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.41%, 3/6/2026 (b)	1,784	1,673

U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.19%, 6/26/2026 (b)	2,866	2,793

WIRB Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.24%, 1/8/2027 (b)	5,715	5,675

		38,659

Hotels, Restaurants & Leisure — 3.8%

1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 11/19/2026 (b)	3,353	3,223

Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 12/23/2024 (b)	2,095	1,965

Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.06%, 9/18/2024 (b)	1,750	1,517

Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 7.50%, 12/1/2023 (b)	3,443	3,037

Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023 (b) (c)	1,976	1,763

Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 10/19/2020 (b) (c)	1,737	1,589

IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025 (b)	5,416	5,208

Stars Group Holdings BV, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.81%, 7/10/2025 (b)	1,130	1,131

UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026 (b)	3,301	3,254

Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 7/31/2026 (b)	1,399	1,363

		24,050

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Products — 1.0%

Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.66%, 9/26/2024 (b)	3,346	3,254

Kik Custom Products, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 5/15/2023 (b)	2,911	2,882

		6,136

Independent Power and Renewable Electricity Producers — 0.6%

ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/28/2024 (b)	2,507	2,485

Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 8/28/2025 (b)	1,337	1,327

		3,812

Insurance — 1.7%

Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 6.66%, 8/4/2025 (b)	2,296	2,299

Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 11/3/2023 (b)	1,742	1,710

Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 11/3/2024 (b) (c)	3,435	3,371

HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 3.26%, 4/25/2025 (b)	3,869	3,765

		11,145

Interactive Media & Services — 0.4%

Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023 (b)	2,404	2,375

IT Services — 2.1%

Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 2/6/2026 (b)	3,178	3,168

Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 7/12/2023 (b) (c)	4,167	1,229

Go Daddy Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 2/15/2024 (b)	2,705	2,657

RSA Security LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.00%, 12/1/2028 (b) (c)	2,372	2,366

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 3/9/2027 (b)	4,155	4,029

		13,449

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Leisure Products — 1.5%

Bombardier Recreational Products, Inc., 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 1/1/2038 (b)	890	904

Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024 (b)	2,466	2,388

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (d)	5,157	2,578

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (b) (d)	21,042	—	(e)

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.66%, 12/22/2025 (b)	3,413	3,061

Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025 (b)	1,038	987

		9,918

Life Sciences Tools & Services — 0.6%

Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024 (b) (c)	3,913	3,840

Machinery — 1.4%

Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 3/1/2027 (b)	725	716

Hillman Group, Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 4.00%), 5.07%, 5/30/2025 (b)	3,014	2,945

Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027 (b)	2,475	2,333

Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.36%, 3/28/2025 (b)	2,966	2,796

		8,790

Media — 10.3%

Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 7/15/2025 (b)	5,235	4,983

Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 1/31/2026 (b)	1,045	993

CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 11/18/2024 (b)	2,865	2,699

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 3.32%, 2/28/2025 (b)	1,647	1,287

Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.76%, 8/21/2026 (b)	10,807	9,798

CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 7/17/2025 (b)	6,754	6,510

CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 1/15/2026 (b)	7,103	6,845

Cumulus Media New Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.82%, 3/31/2026 (b)	2,035	1,923

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 10/10/2025 (b)	3,655	3,612

Gray Television, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.25%), 2.41%, 2/7/2024 (b)	1,120	1,094

(ICE LIBOR USD 1 Month + 2.50%), 2.66%, 1/2/2026 (b)	1,713	1,676

iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 5/1/2026 (b) (c)	4,111	3,893

iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 2 Month + 4.00%), 4.75%, 5/1/2026 (b)	912	879

Meredith Corp., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.50%), 2.67%, 1/31/2025 (b)	2,482	2,385

(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 1/31/2025 (b)	1,105	1,087

Midcontinent Communications., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 8/15/2026 (b)	1,932	1,888

Mission Broadcasting, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 1/17/2024 (b)	349	340

Nexstar Broadcasting Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 1/17/2024 (b)	1,358	1,326

Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 9/18/2026 (b)	4,484	4,394

Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 4.44%, 1/31/2026 (b)	4,955	4,856

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	153

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Media — continued

Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 11/8/2024 (b)	1,726	1,652

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026 (b)	2,400	2,174

		66,294

Multiline Retail — 0.2%

Neiman Marcus Group Ltd. LLC, 1st Lien DIP Term Loan

(ICE LIBOR USD 1 Month + 12.75%), 14.00%, 10/7/2020 ‡ (b) (c)	705	716

(ICE LIBOR USD 3 Month + 1.12%), 1.12%, 12/30/2023 ‡ (b) (c)	45	45

Neiman Marcus Group Ltd. LLC, Term Loan

(3-MONTH PRIME + 7.00%), 10.25%, 10/25/2023 (b)	2,543	410

(3-MONTH PRIME + 7.50%), 10.75%, 10/25/2023 (b)	2,365	380

		1,551

Oil, Gas & Consumable Fuels — 3.2%

Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 11/1/2026 (b)	2,392	2,349

California Resources Corp., DIP Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.00%, 1/15/2021 ‡ (b)	2,790	2,790

California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/2022 (b)	2,977	1,076

CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023 (b)	2,048	1,941

Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.55%, 10/1/2025 (b)	2,682	2,596

Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023(b)	4,472	3,072

Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 6/2/2025 (b)	1,848	1,626

Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/30/2024 (b)	1,471	1,381

Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 9/29/2025 (b)	1,947	1,885

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.16%, 5/22/2026 (b) (c)	1,713	1,571

		20,287

Paper & Forest Products — 0.5%

Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.75%, 9/6/2027 (b) (c)	3,210	3,211

Pharmaceuticals — 3.9%

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024 (b) (c)	10,383	9,903

Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.00%, 4/29/2024 (b)	2,056	1,978

Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.18%, 6/2/2025 (b)	13,345	13,118

		24,999

Real Estate Management & Development — 0.7%

CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024 (b)	4,496	4,256

Road & Rail — 1.3%

Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.31%, 12/30/2026 (b)	3,615	3,554

Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 6/30/2023 (b) (c)	5,397	5,074

		8,628

Software — 4.5%

Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (b)	3,061	3,038

Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 2/12/2025 (b)	1,678	1,657

Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.43%, 4/22/2027 (b)	2,160	2,154

Greeneden US Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 12/1/2023 (b)	3,286	3,230

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Software — continued

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 2/25/2027 (b) (c)	4,075	3,984

LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 4.75%, 8/14/2027 (b) (c)	2,330	2,271

Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024 (b)	3,127	2,940

Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.66%, 6/1/2026 (b)	2,821	2,715

Qlik Technologies, Inc.,1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 4/26/2024 (b)	2,459	2,440

The Ultimate Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 5/4/2026 (b)	2,387	2,367

Ultimate Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 5/4/2026 (b)	1,955	1,951

		28,747

Specialty Retail — 2.1%

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 6.81%, 12/18/2026 (b) (f)	2,704	2,099

Digicert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.16%, 10/16/2026 (b)	2,454	2,422

PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/2022 (b)	4,795	4,782

Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.25%, 4/16/2026 (b)	4,858	4,113

		13,416

Technology Hardware, Storage & Peripherals — 1.1%

KDC US Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.06%, 12/22/2025 (b)	4,155	4,072

Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.51%, 5/16/2025 (b)	2,284	2,233

Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.51%, 5/18/2026 (b)	1,089	1,014

		7,319

Textiles, Apparel & Luxury Goods — 0.2%

Samsonite International S.A, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 4/25/2025 (b)	1,663	1,555

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — 1.8%

T-Mobile USA, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 4/1/2027 (b)	11,385	11,409

Total Loan Assignments (Cost $580,770)		546,985

Corporate Bonds — 8.3%

Auto Components — 0.7%

Adient US LLC 7.00%, 5/15/2026 (g)	790	849

Allison Transmission, Inc. 5.00%, 10/1/2024 (g)	1,450	1,465

American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	2,000	2,038

		4,352

Chemicals — 0.4%

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (g)	2,250	2,256

Commercial Services & Supplies — 0.3%

ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.02%, 12/21/2065 (b) (g)	3,195	1,629

Communications Equipment — 0.2%

Plantronics, Inc. 5.50%, 5/31/2023 (g)	1,500	1,416

Consumer Finance — 0.7%

Ford Motor Credit Co. LLC

5.88%, 8/2/2021	3,000	3,064

5.13%, 6/16/2025	1,500	1,576

		4,640

Containers & Packaging — 0.1%

Berry Global, Inc. 4.88%, 7/15/2026 (g)	800	850

Diversified Financial Services — 0.3%

Sabre GLBL, Inc. 5.38%, 4/15/2023 (g)	1,900	1,919

Diversified Telecommunication Services — 1.0%

CCO Holdings LLC

5.38%, 5/1/2025 (g)	1,000	1,029

5.13%, 5/1/2027 (g)	3,000	3,194

5.00%, 2/1/2028 (g)	1,900	2,009

		6,232

Electric Utilities — 0.0% (h)

Texas Competitive Electric Holdings Co. LLC 8.50%, 10/20/2020 ‡ (d)	75,000	38

Electrical Equipment — 0.4%

Sensata Technologies BV 5.00%, 10/1/2025 (g)	2,279	2,477

Electronic Equipment, Instruments & Components — 0.2%

Ingram Micro, Inc. 5.00%, 8/10/2022	1,400	1,421

Entertainment — 0.2%

Cinemark USA, Inc. 4.88%, 6/1/2023	1,279	1,177

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	155

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food Products — 0.2%

JBS USA LUX SA 5.88%, 7/15/2024 (g)	1,000	1,020

Health Care Providers & Services — 0.8%

Centene Corp. 4.75%, 1/15/2025	1,057	1,087

HCA, Inc. 5.38%, 2/1/2025	750	845

Tenet Healthcare Corp. 7.50%, 4/1/2025 (g)	3,100	3,401

		5,333

Health Care Technology — 0.1%

IQVIA, Inc. 5.00%, 10/15/2026 (g)	700	731

Hotels, Restaurants & Leisure — 0.2%

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (g)	1,268	1,230

Household Durables — 0.2%

Newell Brands, Inc. 4.70%, 4/1/2026 (i)	1,000	1,083

Household Products — 0.3%

Spectrum Brands, Inc. 6.13%, 12/15/2024	2,000	2,060

Machinery — 0.3%

Colfax Corp. 6.00%, 2/15/2024 (g)	2,000	2,075

Media — 0.4%

Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	1,727	1,693

Gray Television, Inc. 5.13%, 10/15/2024 (g)	1,000	1,022

		2,715

Oil, Gas & Consumable Fuels — 0.2%

DCP Midstream Operating LP 3.88%, 3/15/2023	250	253

PBF Logistics LP 6.88%, 5/15/2023	500	496

Sunoco LP 4.88%, 1/15/2023	250	254

Targa Resources Partners LP 5.25%, 5/1/2023	250	251

		1,254

Pharmaceuticals — 0.2%

Bausch Health Cos., Inc. 7.00%, 3/15/2024 (g)	1,000	1,039

Road & Rail — 0.1%

Avis Budget Car Rental LLC 5.50%, 4/1/2023	579	584

Specialty Retail — 0.3%

Staples, Inc. 7.50%, 4/15/2026 (g)	2,500	2,226

Trading Companies & Distributors — 0.3%

United Rentals North America, Inc. 4.63%, 10/15/2025	2,000	2,045

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — 0.2%

Sprint Corp. 7.88%, 9/15/2023	1,050	1,221

Total Corporate Bonds (Cost $52,437)		53,023

	SHARES (000)
Preferred Stocks — 0.7%

Specialty Retail — 0.7%

Claire’s Stores, Inc. * ‡ (Cost $1,124)	2	4,300

Common Stocks — 0.4%

Aerospace & Defense — 0.0% (h)

Remington Outdoor Co., Inc. * ‡	419	—	(e)

Food & Staples Retailing — 0.0% (h)

Moran Foods Backstop Equity * ‡	167	167

Media — 0.1%

Clear Channel Outdoor Holdings, Inc.*	369	432

iHeartMedia, Inc., Class A *	18	170

		602

Specialty Retail — 0.3%

Claire’s Stores, Inc. * ‡	3	1,863

Total Common Stocks (Cost $9,782)		2,632

	NO. OF RIGHTS (000)
Rights — 0.2%

Independent Power and Renewable Electricity Producers — 0.2%

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	1,250	1,376

	NO. OF WARRANTS (000)
Warrants — 0.2%

Wireless Telecommunication Services — 0.2%

iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡ (Cost $2,479)	138	1,039

	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.0%

Southcross Holdco Equity 0.00%, 7/9/2070‡ (Cost $470)	136	—

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.3%

Investment Companies — 5.3%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (j) (k) (Cost $33,801)	33,801	33,801

Total Investments — 100.4% (Cost $680,863)		643,156
Liabilities in Excess of Other Assets — (0.4)%		(2,828)

Net Assets — 100.0%		640,328

Percentages indicated are based on net assets.

Abbreviations

DIP	Debtor-in-Possession
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	All or a portion of this security is unsettled as of August 31, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.

(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	157

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
U.S. Treasury Obligations — 28.4%

U.S. Treasury Bonds

8.00%, 11/15/2021	3,635		3,979

7.25%, 8/15/2022	3,935		4,484

7.13%, 2/15/2023	2,500		2,929

5.25%, 11/15/2028	20,000		27,534

3.75%, 11/15/2043	45,000		66,392

3.00%, 5/15/2045	31,000		41,238

2.75%, 11/15/2047	35,000		45,212

2.00%, 2/15/2050	43,000		48,395

1.25%, 5/15/2050	25,000		23,578

U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	27,500		43,505

U.S. Treasury Notes

2.75%, 8/15/2021	10,000		10,246

2.00%, 11/30/2022	100,000		104,173

2.63%, 2/28/2023	25,000		26,548

2.13%, 11/30/2023	65,000		69,108

2.25%, 11/15/2024	35,000		37,968

1.13%, 2/28/2025	25,000		25,990

0.50%, 3/31/2025	50,000		50,576

0.38%, 4/30/2025	40,000		40,220

2.00%, 8/15/2025	20,000		21,695

1.63%, 2/15/2026	20,000		21,392

1.13%, 2/28/2027	65,000		67,826

0.63%, 3/31/2027	30,000		30,327

2.25%, 8/15/2027	30,000		33,623

1.50%, 2/15/2030	25,000		26,898

0.63%, 5/15/2030	25,000		24,828

Total U.S. Treasury Obligations (Cost $827,173)			898,664

Mortgage-Backed Securities — 23.5%

FHLMC

Pool # 611141, ARM, 3.77%, 1/1/2027 (a)	35		35

Pool # 846812, ARM, 3.74%, 4/1/2030 (a)	4		4

Pool # 1G2627, ARM, 3.57%, 3/1/2037 (a)	277		289

FHLMC Gold Pools, 20 Year

Pool # C90830, 4.50%, 5/1/2024	58		63

FHLMC Gold Pools, 30 Year

Pool # A01017, 9.00%, 6/1/2021	—	(b)	—	(b)

Pool # C00078, 9.00%, 11/1/2021	—	(b)	—	(b)

Pool # C80091, 6.50%, 1/1/2024	17		19

Pool # G00229, 8.50%, 5/1/2024	4		4

Pool # C00354, 8.50%, 7/1/2024	9		10

Pool # C00376, 8.00%, 11/1/2024	8		8

Pool # C00418, 7.00%, 8/1/2025	2		2

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # C00414, 7.50%, 8/1/2025	9	9

Pool # D63303, 7.00%, 9/1/2025	2	2

Pool # G00981, 8.50%, 7/1/2028	13	15

Pool # C00742, 6.50%, 4/1/2029	92	103

Pool # C00785, 6.50%, 6/1/2029	26	29

Pool # C47318, 7.00%, 9/1/2029	296	337

Pool # C01292, 6.00%, 2/1/2032	34	40

Pool # A16155, 5.50%, 11/1/2033	57	63

Pool # C03589, 4.50%, 10/1/2040	641	717

Pool # Q41177, 3.50%, 6/1/2046	18,366	20,156

Pool # G61334, 4.00%, 3/1/2047	4,832	5,450

Pool # Q54902, 4.00%, 3/1/2048	9,108	9,730

Pool # Q54950, 4.00%, 3/1/2048	7,394	8,143

Pool # Q59727, 4.00%, 11/1/2048	9,864	10,777

FHLMC UMBS, 30 Year

Pool # ZT1593, 3.50%, 1/1/2049	4,046	4,273

Pool # RA2675, 2.00%, 6/1/2050	19,583	20,193

Pool # RA2484, 3.00%, 6/1/2050	9,910	10,489

Pool # RA2904, 3.00%, 6/1/2050	14,881	15,838

Pool # RA2970, 2.50%, 7/1/2050	14,889	15,719

Pool # QB2020, 2.50%, 8/1/2050	9,122	9,675

FNMA

Pool # 620061, ARM, 1.93%, 11/1/2027 (a)	19	19

Pool # 89406, ARM, 2.13%, 6/1/2029 (a)	4	4

Pool # 563497, ARM, 1.93%, 11/1/2040 (a)	17	17

FNMA UMBS, 15 Year

Pool # MA0512, 4.00%, 9/1/2025	714	758

FNMA UMBS, 20 Year

Pool # 762498, 5.00%, 11/1/2023	97	106

FNMA UMBS, 30 Year

Pool # 190257, 7.00%, 2/1/2024	11	12

Pool # 315500, 7.00%, 8/1/2025	15	16

Pool # 250575, 6.50%, 6/1/2026	13	15

Pool # 483802, 5.50%, 2/1/2029	149	170

Pool # 524949, 7.50%, 3/1/2030	13	14

Pool # 545639, 6.50%, 4/1/2032	148	174

Pool # 702435, 5.50%, 5/1/2033	791	929

Pool # 709441, 5.50%, 7/1/2033	320	372

Pool # 730711, 5.50%, 8/1/2033	417	491

Pool # 743127, 5.50%, 10/1/2033	348	410

Pool # 747628, 5.00%, 11/1/2033	812	935

Pool # 753662, 5.50%, 12/1/2033	561	658

Pool # 755615, 5.50%, 1/1/2034	593	697

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 811755, 7.00%, 3/1/2035	1,411	1,756

Pool # 845834, 5.50%, 10/1/2035	336	386

Pool # 888201, 5.50%, 2/1/2036	151	177

Pool # 831409, 5.50%, 4/1/2036	658	768

Pool # 867420, 5.50%, 5/1/2036	353	412

Pool # 745802, 6.00%, 7/1/2036	685	811

Pool # 969708, 4.50%, 3/1/2038	149	164

Pool # AE1216, 3.50%, 1/1/2041	1,146	1,244

Pool # AE1260, 3.50%, 8/1/2041	669	727

Pool # AB5378, 3.50%, 5/1/2042	2,295	2,492

Pool # AO6710, 4.00%, 6/1/2042	3,761	4,283

Pool # AR5147, 3.00%, 3/1/2043	2,371	2,548

Pool # AT8192, 4.00%, 6/1/2043	2,516	2,778

Pool # AS1112, 4.00%, 11/1/2043	5,642	6,230

Pool # BM1109, 4.00%, 10/1/2044	4,291	4,881

Pool # AS4073, 4.00%, 12/1/2044	2,308	2,533

Pool # AL8660, 4.00%, 6/1/2045	6,215	7,087

Pool # AS5648, 3.50%, 7/1/2045	2,422	2,629

Pool # AS6208, 3.50%, 10/1/2045	1,656	1,797

Pool # AS6344, 3.50%, 12/1/2045	3,226	3,502

Pool # BM5560, 4.00%, 1/1/2046	12,721	14,491

Pool # AL8030, 4.00%, 2/1/2046	4,126	4,657

Pool # AX5520, 3.00%, 5/1/2046	1,132	1,215

Pool # AX5546, 3.00%, 9/1/2046	1,664	1,787

Pool # AX5547, 3.50%, 9/1/2046	2,469	2,680

Pool # BM3744, 4.00%, 3/1/2047	12,688	14,453

Pool # BM1049, 4.00%, 4/1/2047	15,420	16,966

Pool # CA0411, 4.00%, 9/1/2047	8,583	9,783

Pool # CA0861, 3.50%, 11/1/2047	5,095	5,529

Pool # BJ1666, 4.00%, 12/1/2047	7,964	8,676

Pool # BM3477, 4.00%, 1/1/2048	7,273	8,069

Pool # CA1006, 4.00%, 1/1/2048	9,320	10,436

Pool # CA1361, 3.50%, 2/1/2048	3,749	4,067

Pool # BD9074, 3.50%, 3/1/2048	1,796	1,948

Pool # BJ4640, 4.00%, 3/1/2048	3,329	3,623

Pool # BD9078, 4.00%, 4/1/2048	2,798	3,067

Pool # BD9077, 3.50%, 5/1/2048	1,332	1,445

Pool # BD9083, 4.00%, 7/1/2048	3,118	3,418

Pool # CA2489, 4.50%, 10/1/2048	5,176	5,590

Pool # BN7416, 3.50%, 9/1/2049	2,844	3,085

Pool # BO1418, 3.50%, 9/1/2049	6,978	7,355

Pool # BO1427, 3.50%, 9/1/2049	8,976	9,461

Pool # CA4431, 3.50%, 10/1/2049	14,375	15,151

Pool # MA3803, 3.50%, 10/1/2049	7,697	8,109

Pool # FM2014, 3.00%, 11/1/2049	14,082	15,089

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # BN0803, 3.50%, 12/1/2049	5,047		5,319

Pool # MA3872, 3.50%, 12/1/2049	7,627		8,037

Pool # BN0807, 3.50%, 1/1/2050	3,192		3,366

Pool # FM2437, 3.00%, 2/1/2050	22,512		23,859

Pool # CA6144, 2.50%, 6/1/2050	24,788		26,104

Pool # BP7345, 3.00%, 6/1/2050	19,734		20,876

Pool # BP9369, 2.00%, 7/1/2050	9,981		10,291

Pool # CA6322, 2.50%, 7/1/2050	19,887		20,942

Pool # BQ1645, 2.50%, 8/1/2050	10,000		10,527

FNMA, Other

Pool # AL1353, 3.25%, 1/1/2022 (a)	6,410		6,545

Pool # AL1463, 3.26%, 1/1/2022 (a)	2,146		2,197

Pool # AM8674, 2.81%, 4/1/2025	6,500		7,062

Pool # AM4660, 3.77%, 12/1/2025	4,222		4,766

Pool # AN0571, 3.10%, 1/1/2026	6,500		7,233

Pool # AL8963, 2.92%, 5/1/2026 (a)	3,188		3,498

Pool # AN2493, 2.36%, 8/1/2026	3,930		4,234

Pool # AM6381, 3.29%, 8/1/2026	10,000		11,222

Pool # AM7199, 3.30%, 11/1/2026	3,000		3,392

Pool # AL9769, 2.63%, 12/1/2026 (a)	6,639		7,246

Pool # AN4635, 3.01%, 2/1/2027	6,832		7,668

Pool # FN0040, 3.00%, 6/1/2027 (a)	4,522		5,066

Pool # AN6800, 2.97%, 9/1/2027	3,450		3,885

Pool # AN6825, 2.80%, 10/1/2027	4,000		4,465

Pool # AN9486, 3.57%, 6/1/2028	12,449		14,556

Pool # 405220, 6.00%, 9/1/2028	13		15

Pool # BL0550, 3.77%, 11/1/2028	2,660		3,136

Pool # AN3908, 3.12%, 1/1/2029	8,250		9,445

Pool # BL1950, 3.47%, 3/1/2029	12,718		14,601

Pool # AN8493, 3.30%, 2/1/2030	4,884		5,531

Pool # BM5425, 3.16%, 3/1/2030 (a)	5,000		5,765

Pool # BL4576, 2.70%, 10/1/2031	15,000		16,699

Pool # AN8412, 3.39%, 2/1/2033	4,580		5,327

Pool # AN8464, 3.33%, 3/1/2033	6,617		7,686

Pool # BL2944, 3.19%, 7/1/2034	1,700		1,922

Pool # BL3288, 2.52%, 9/1/2034	12,000		13,222

Pool # BL4331, 2.41%, 10/1/2034	16,000		17,398

Pool # BL7125, 2.04%, 6/1/2037	8,484		8,848

GNMA I, 30 Year

Pool # 306081, 9.00%, 8/15/2021	13		14

Pool # 780284, 9.00%, 12/15/2021	1		1

Pool # 321560, 8.00%, 7/15/2022	2		2

Pool # 337141, 7.50%, 8/15/2022	4		4

Pool # 339969, 7.00%, 12/15/2022	—	(b)	—	(b)

Pool # 332022, 7.00%, 1/15/2023	2		2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	159

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 346572, 7.00%, 5/15/2023	1		1

Pool # 349788, 6.50%, 6/15/2023	—	(b)	—	(b)

Pool # 358801, 7.50%, 6/15/2023	5		5

Pool # 359588, 7.50%, 6/15/2023	6		6

Pool # 322200, 6.50%, 7/15/2023	7		7

Pool # 346673, 7.00%, 7/15/2023	3		3

Pool # 354538, 7.00%, 7/15/2023	—	(b)	—	(b)

Pool # 357782, 7.00%, 7/15/2023	1		1

Pool # 360889, 7.00%, 7/15/2023	1		1

Pool # 344505, 6.50%, 8/15/2023	3		3

Pool # 356717, 6.50%, 8/15/2023	2		2

Pool # 345375, 6.50%, 9/15/2023	8		8

Pool # 345391, 6.50%, 10/15/2023	2		3

Pool # 354681, 8.00%, 10/15/2023	8		8

Pool # 370927, 6.50%, 11/15/2023	—	(b)	—	(b)

Pool # 346944, 6.50%, 12/15/2023	1		1

Pool # 349265, 6.50%, 12/15/2023	7		7

Pool # 365740, 6.50%, 12/15/2023	1		1

Pool # 369830, 6.50%, 12/15/2023	1		1

Pool # 370289, 6.50%, 12/15/2023	—	(b)	1

Pool # 354747, 6.50%, 2/15/2024	61		67

Pool # 362341, 6.50%, 2/15/2024	21		23

Pool # 370338, 6.50%, 2/15/2024	1		1

Pool # 379328, 7.00%, 3/15/2024	3		3

Pool # 391552, 7.00%, 3/15/2024	32		33

Pool # 379001, 7.00%, 4/15/2024	10		11

Pool # 780029, 9.00%, 11/15/2024	1		1

Pool # 401860, 7.50%, 6/15/2025	1		1

Pool # 377557, 8.00%, 7/15/2025	6		7

Pool # 422308, 7.50%, 3/15/2026	13		13

Pool # 412644, 8.00%, 7/15/2026	4		4

Pool # 436445, 8.00%, 8/15/2026	—	(b)	—	(b)

Pool # 432398, 7.50%, 3/15/2027	13		13

Pool # 462562, 7.50%, 2/15/2028	20		20

Pool # 472679, 7.00%, 6/15/2028	1		1

Pool # 784010, 4.00%, 3/15/2045	496		540

Pool # 626938, 4.00%, 4/15/2045	345		393

Pool # 784041, 4.00%, 8/15/2045	3,604		3,919

Pool # 784208, 4.00%, 7/15/2046	5,115		5,564

Pool # 784897, 2.50%, 10/15/2049	10,758		11,593

Pool # BU5359, 3.00%, 4/15/2050	25,762		27,259

GNMA II, 30 Year

Pool # 2324, 8.00%, 11/20/2026	11		13

Pool # 2344, 8.00%, 12/20/2026	18		20

Pool # 2512, 8.00%, 11/20/2027	44		49

Total Mortgage-Backed Securities (Cost $714,261)			746,925

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 23.5%

FHLMC, REMIC

Series 1343, Class LA, 8.00%, 8/15/2022	6	6

Series 1367, Class K, 5.50%, 9/15/2022	40	42

Series 2688, Class DG, 4.50%, 10/15/2023	135	140

Series 1785, Class A, 6.00%, 10/15/2023	454	479

Series 1591, Class E, 10.00%, 10/15/2023	8	9

Series 1633, Class Z, 6.50%, 12/15/2023	77	82

Series 1694, Class PK, 6.50%, 3/15/2024	45	48

Series 3798, Class AY, 3.50%, 1/15/2026	2,312	2,434

Series 3809, Class BC, 3.50%, 2/15/2026	1,822	1,918

Series 4181, Class VA, 3.00%, 5/15/2026	1,932	1,999

Series 3188, Class GE, 6.00%, 7/15/2026	770	844

Series 3926, Class MW, 4.50%, 9/15/2026	6,328	6,819

Series 1999, Class PU, 7.00%, 10/15/2027	38	43

Series 2031, Class PG, 7.00%, 2/15/2028	86	99

Series 2035, Class PC, 6.95%, 3/15/2028	260	295

Series 2064, Class PD, 6.50%, 6/15/2028	162	187

Series 2095, Class PE, 6.00%, 11/15/2028	137	155

Series 4066, Class VB, 3.50%, 1/15/2029	4,651	4,881

Series 4050, Class VE, 4.00%, 1/15/2029	5,000	5,320

Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,631

Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,817

Series 2152, Class BD, 6.50%, 5/15/2029	55	62

Series 2162, Class TH, 6.00%, 6/15/2029	304	343

Series 4002, Class MV, 4.00%, 1/15/2030	10,542	10,967

Series 3737, Class DG, 5.00%, 10/15/2030	1,436	1,537

Series 3981, Class PA, 3.00%, 4/15/2031	7,456	7,708

Series 2367, Class ME, 6.50%, 10/15/2031	220	248

Series 2647, Class A, 3.25%, 4/15/2032	97	104

Series 2480, Class EJ, 6.00%, 8/15/2032	244	267

Series 4156, Class SB, IF, 5.27%, 1/15/2033 (a)	1,583	1,720

Series 4170, Class TS, IF, 5.76%, 2/15/2033 (a)	3,868	4,330

Series 4186, Class JE, 2.00%, 3/15/2033	10,562	11,088

Series 4188, Class JG, 2.00%, 4/15/2033	6,729	7,016

Series 4206, Class DA, 2.00%, 5/15/2033	5,017	5,241

Series 2611, Class QZ, 5.00%, 5/15/2033	2,811	3,133

Series 2882, Class QD, 4.50%, 7/15/2034	301	316

Series 2927, Class GA, 5.50%, 10/15/2034	127	131

Series 4429, Class HB, 3.00%, 1/15/2035	6,293	7,136

Series 2915, Class MU, 5.00%, 1/15/2035	1,728	2,011

Series 5000, Class CB, 1.25%, 1/25/2035	9,803	10,003

Series 4448, Class DY, 3.00%, 3/15/2035	5,542	6,225

Series 4458, Class BW, 3.00%, 4/15/2035	10,000	11,153

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3085, Class VS, HB, IF, 28.07%, 12/15/2035 (a)	288		502

Series 3181, Class OP, PO, 7/15/2036	978		913

Series 4867, Class WF, 0.57%, 4/15/2037 (a)	10,407		10,467

Series 3413, Class B, 5.50%, 4/15/2037	313		354

Series 3325, Class JL, 5.50%, 6/15/2037	2,713		3,144

Series 3341, Class PE, 6.00%, 7/15/2037	1,932		2,262

Series 4365, Class HZ, 3.00%, 1/15/2040	6,621		7,125

Series 3699, Class QH, 5.50%, 7/15/2040	2,122		2,356

Series 3772, Class PE, 4.50%, 12/15/2040	4,297		4,941

Series 4047, Class PB, 3.50%, 1/15/2041	12,000		12,741

Series 3927, Class PC, 4.50%, 9/15/2041	3,970		4,744

Series 4002, Class CY, 3.50%, 2/15/2042	4,819		5,605

Series 4039, Class SA, IF, IO, 6.34%, 5/15/2042 (a)	6,025		1,137

Series 4061, Class LB, 3.50%, 6/15/2042	3,570		4,217

Series 4062, Class GY, 4.00%, 6/15/2042	6,109		7,345

Series 4091, Class BQ, 2.00%, 8/15/2042	5,000		5,152

Series 4091, Class PB, 2.00%, 8/15/2042	3,673		3,780

Series 4122, Class PY, 3.00%, 10/15/2042	3,000		3,377

Series 4394, Class PL, 3.50%, 10/15/2044	5,000		5,834

Series 4594, Class GN, 2.50%, 2/15/2045	3,211		3,373

Series 4606, Class KP, 2.50%, 7/15/2046	19,648		20,970

Series 4748, Class HE, 3.00%, 1/15/2048	6,567		7,218

Series 4974, Class PH, 1.50%, 6/25/2048	4,761		4,858

Series 4933, Class PA, 2.50%, 10/25/2049	14,021		14,594

Series 4937, Class MD, 2.50%, 10/25/2049	46,991		49,320

Series 4925, Class PA, 3.00%, 10/25/2049	19,315		20,865

FHLMC, STRIPS

Series 155, IO, 7.00%, 11/1/2023	8		1

Series 264, Class 30, 3.00%, 7/15/2042	8,366		9,020

Series 267, Class 30, 3.00%, 8/15/2042	4,752		5,031

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-54, Class 2A, 6.50%, 2/25/2043	1,222		1,502

Series T-56, Class A, PO, 5/25/2043	678		659

Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	1,080		1,360

FNMA, Grantor Trust, Whole Loan

Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	248		294

FNMA, REMIC

Series G92-35, Class EB, 7.50%, 7/25/2022	1		1

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)

Series 1993-146, Class E, PO, 5/25/2023	16		16

Series 1993-110, Class H, 6.50%, 5/25/2023	21		22

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1993-217, Class H, PO, 8/25/2023	4	4

Series 2012-63, Class VA, 4.00%, 8/25/2023	8,096	8,263

Series 1993-205, Class H, PO, 9/25/2023	3	3

Series 1993-228, Class G, PO, 9/25/2023	4	4

Series 1993-155, Class PJ, 7.00%, 9/25/2023	353	377

Series 2003-128, Class DY, 4.50%, 1/25/2024	602	626

Series 1994-51, Class PV, 6.00%, 3/25/2024	424	451

Series 1994-37, Class L, 6.50%, 3/25/2024	101	108

Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000	5,458

Series 2010-155, Class B, 3.50%, 1/25/2026	3,763	3,949

Series 1998-58, Class PC, 6.50%, 10/25/2028	334	380

Series 2000-8, Class Z, 7.50%, 2/20/2030	129	149

Series 2002-92, Class FB, 0.83%, 4/25/2030 (a)	285	287

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	183	30

Series 2003-67, Class SA, HB, IF, 44.36%, 10/25/2031 (a)	61	123

Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500	12,786

Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	6,471

Series 2013-50, Class YO, PO, 1/25/2033	4,227	3,917

Series 2003-21, Class PZ, 4.50%, 3/25/2033	1,547	1,699

Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300	5,930

Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	4,368

Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	3,080

Series 2004-46, Class QD, HB, IF, 23.30%, 3/25/2034 (a)	360	487

Series 2004-54, Class FL, 0.58%, 7/25/2034 (a)	676	680

Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	6,677

Series 2005-22, Class EH, 5.00%, 4/25/2035	2,975	3,440

Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	4,689

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	161

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	5,324

Series 2015-51, Class LY, 3.00%, 7/25/2035	4,429	4,880

Series 2005-58, Class EP, 5.50%, 7/25/2035	334	376

Series 2006-3, Class SB, IF, IO, 6.52%, 7/25/2035 (a)	1,465	154

Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879	6,544

Series 2005-83, Class LA, 5.50%, 10/25/2035	500	566

Series 2005-116, Class PC, 6.00%, 1/25/2036	2,352	2,660

Series 2006-51, Class FP, 0.53%, 3/25/2036 (a)	2,839	2,844

Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	5,342

Series 2006-81, Class FA, 0.53%, 9/25/2036 (a)	37	38

Series 2006-110, PO, 11/25/2036	407	384

Series 2007-76, Class PE, 6.00%, 8/25/2037	1,147	1,368

Series 2012-47, Class QE, 4.00%, 5/25/2038	559	560

Series 2010-47, Class MB, 5.00%, 9/25/2039	2,853	3,300

Series 2010-68, Class EP, 4.50%, 12/25/2039	1,223	1,301

Series 2010-11, Class CB, 4.50%, 2/25/2040	186	207

Series 2010-4, Class SL, IF, 11.19%, 2/25/2040 (a)	46	69

Series 2012-115, Class ME, 1.75%, 3/25/2042	4,271	4,355

Series 2012-60, Class EP, 3.00%, 4/25/2042	2,323	2,469

Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	6,698

Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400	1,493

Series 2012-139, Class JA, 3.50%, 12/25/2042	5,093	5,632

Series 2013-128, Class AO, PO, 12/25/2043	11,441	10,638

Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	13,143

Series 2016-45, Class PC, 3.00%, 9/25/2045	9,480	10,083

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-38, Class NA, 3.00%, 1/25/2046	11,006	11,874

Series 2019-71, Class CA, 2.50%, 7/25/2046	19,360	20,172

Series 2019-38, Class PC, 3.00%, 2/25/2048	12,579	13,161

Series 2019-65, Class PA, 2.50%, 5/25/2048	14,152	14,761

Series 2019-42, Class KA, 3.00%, 7/25/2049	21,107	22,784

Series 2019-81, Class JA, 2.50%, 9/25/2049	14,585	15,339

Series 2019-77, Class ZL, 3.00%, 1/25/2050	25,504	27,137

Series 2020-12, Class JC, 2.00%, 3/25/2050	38,947	40,579

FNMA, REMIC Trust, Whole Loan

Series 1999-W4, Class A9, 6.25%, 2/25/2029	71	80

Series 2002-W7, Class A4, 6.00%, 6/25/2029	796	925

Series 2003-W1, Class 1A1, 5.22%, 12/25/2042 (a)	437	484

Series 2003-W1, Class 2A, 5.72%, 12/25/2042 (a)	235	264

Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,442	1,740

Series 2009-W1, Class A, 6.00%, 12/25/2049	644	746

FNMA, REMIC, Whole Loan

Series 2009-89, Class A1, 5.41%, 5/25/2035	212	224

FNMA, STRIPS

Series 278, Class 3, 2.48%, 11/25/2023 (a)	124	126

Series 278, Class 1, 2.17%, 8/25/2025 (a)	451	458

GNMA

Series 2004-27, Class PD, 5.50%, 4/20/2034	2,505	2,772

Series 2008-15, Class NB, 4.50%, 2/20/2038	381	422

Series 2008-40, Class SA, IF, IO, 6.24%, 5/16/2038 (a)	2,254	421

Series 2009-42, Class TX, 4.50%, 6/20/2039	7,132	7,971

Series 2009-69, Class WM, 5.50%, 8/20/2039	1,897	2,190

Series 2011-29, Class Z, 5.00%, 5/20/2040	16,064	18,990

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	4,030

Seasoned Credit Risk Transfer Trust

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	2,808	3,113

Series 2020-1, Class M55G, 3.00%, 8/25/2059	21,934	23,461

Total Collateralized Mortgage Obligations (Cost $704,439)		745,175

Commercial Mortgage-Backed Securities — 11.9%

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ14, Class A2, 2.81%, 9/25/2024	5,145	5,505

Series K046, Class A2, 3.21%, 3/25/2025	6,026	6,682

Series K048, Class A2, 3.28%, 6/25/2025 (a)	6,500	7,245

Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,888

Series K052, Class A2, 3.15%, 11/25/2025	6,716	7,493

Series K734, Class A2, 3.21%, 2/25/2026	5,060	5,670

Series K067, Class A2, 3.19%, 7/25/2027	6,558	7,522

Series K069, Class A2, 3.19%, 9/25/2027 (a)	3,000	3,439

Series K087, Class A1, 3.59%, 10/25/2027	5,298	5,942

Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,884

Series K078, Class A2, 3.85%, 6/25/2028	5,779	6,926

Series K081, Class A2, 3.90%, 8/25/2028 (a)	9,055	10,912

Series K086, Class A2, 3.86%, 11/25/2028 (a)	7,320	8,837

Series K086, Class A1, 3.67%, 12/25/2028	2,693	3,027

Series K088, Class A2, 3.69%, 1/25/2029	8,700	10,408

Series K158, Class A1, 3.90%, 7/25/2030	9,178	10,686

Series K-1511, Class A1, 3.28%, 10/25/2030	9,738	11,099

Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	12,162

Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	11,845

Series Q007, Class APT2, 3.32%, 10/25/2047 (a)	7,146	7,693

FNMA ACES

Series 2015-M13, Class A2, 2.80%, 6/25/2025 (a)	4,464	4,798

Series 2016-M1, Class A2, 2.94%, 1/25/2026 (a)	19,357	21,274

Series 2017-M3, Class A2, 2.57%, 12/25/2026 (a)	6,000	6,489

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-M4, Class A2, 2.67%, 12/25/2026 (a)	6,387	6,951

Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	4,394	4,852

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (a)	12,000	13,363

Series 2018-M4, Class A2, 3.15%, 3/25/2028 (a)	15,000	16,889

Series 2018-M8, Class A2, 3.44%, 6/25/2028 (a)	9,930	11,511

Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	10,615	12,395

Series 2019-M2, Class A2, 3.75%, 11/25/2028 (a)	13,500	15,899

Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,720	9,980

Series 2019-M25, Class A2, 2.33%, 11/25/2029 (a)	14,000	15,147

Series 2020-M8, Class A2, 1.82%, 2/25/2030	9,700	10,203

Series 2019-M21, Class 2A2, 2.35%, 2/25/2031	17,000	17,713

Series 2019-M4, Class A2, 3.61%, 2/25/2031	7,500	8,935

Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	6,018

Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,994	18,651

Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	15,065

Series 2019-M14, Class AL2, 3.07%, 4/25/2048	10,000	10,795

Total Commercial Mortgage-Backed Securities (Cost $346,537)		377,793

U.S. Government Agency Securities — 4.8%

FFCB

5.75%, 5/11/2026	10,000	12,911

5.75%, 12/7/2028	12,824	17,779

3.33%, 4/28/2037	15,000	18,439

FNMA

6.25%, 5/15/2029	10,000	14,427

7.25%, 5/15/2030	10,000	8,849

FNMA, STRIPS

17.26%, 5/29/2026 (c)	9,200	8,838

2.58%, 10/8/2027 (c)	8,000	7,436

Resolution Funding Corp. STRIPS

2.12%, 10/15/2020 (c)	18,300	18,297

2.47%, 1/15/2021 (c)	5,000	4,995

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	163

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued

DN, 20.03%, 4/15/2028 (c)	15,000	13,837

DN, 5.68%, 1/15/2030 (c)	15,700	13,979

DN, 19.24%, 4/15/2030 (c)	5,000	4,435

Tennessee Valley Authority 0.75%, 5/15/2025	7,000	7,107

Total U.S. Government Agency Securities (Cost $124,557)		151,329

Asset-Backed Securities — 1.0%

FNMA, Grantor Trust

Series 2017-T1, Class A, 2.90%, 6/25/2027 (Cost $29,072)	28,946	31,848

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.8%

Investment Companies — 5.8%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (d) (e) (Cost $185,494)	185,494	185,494

Total Investments — 98.9% (Cost $2,931,533)		3,137,228
Other Assets Less Liabilities — 1.1%		36,497

NET ASSETS — 100.0%		3,173,725

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2020.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the effective yield as of August 31, 2020.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 78.9%

Aerospace & Defense — 1.0%

Bombardier, Inc. (Canada)

6.00%, 10/15/2022 (a)	7,317	6,219

7.50%, 12/1/2024 (a)	17,210	12,908

BWX Technologies, Inc.

5.38%, 7/15/2026 (a)	9,187	9,624

4.13%, 6/30/2028 (a)	6,313	6,581

Howmet Aerospace, Inc.

5.13%, 10/1/2024	7,000	7,508

6.88%, 5/1/2025	3,405	3,891

5.90%, 2/1/2027	5,825	6,586

6.75%, 1/15/2028	5,659	6,565

5.95%, 2/1/2037	7,024	7,942

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	7,576	7,647

TransDigm, Inc. 6.25%, 3/15/2026 (a)	15,807	16,680

Triumph Group, Inc. 8.88%, 6/1/2024 (a)	1,361	1,436

		93,587

Air Freight & Logistics — 0.3%

XPO Logistics, Inc.

6.50%, 6/15/2022 (a)	390	391

6.13%, 9/1/2023 (a)	10,564	10,736

6.75%, 8/15/2024 (a)	19,399	20,628

		31,755

Airlines — 0.2%

Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	19,894	20,739

Auto Components — 2.5%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	10,637	9,972

Adient US LLC

9.00%, 4/15/2025 (a)	10,219	11,343

7.00%, 5/15/2026 (a)	6,395	6,870

Allison Transmission, Inc.

5.00%, 10/1/2024 (a)	17,350	17,524

4.75%, 10/1/2027 (a)	9,665	10,100

5.88%, 6/1/2029 (a)	963	1,054

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025	17,440	17,985

6.25%, 3/15/2026	17,664	18,005

6.50%, 4/1/2027	12,516	12,860

6.88%, 7/1/2028	5,535	5,764

Clarios Global LP 6.75%, 5/15/2025 (a)	17,102	18,324

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (a)	10,880	11,533

5.63%, 11/15/2026 (a)	30,427	17,177

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	681	718

Dana, Inc.

5.50%, 12/15/2024	3,455	3,524

5.38%, 11/15/2027	9,785	10,378

5.63%, 6/15/2028	2,658	2,804

Delphi Technologies plc 5.00%, 10/1/2025 (a)	24,092	27,615

Goodyear Tire & Rubber Co. (The)

5.00%, 5/31/2026	3,050	3,060

4.88%, 3/15/2027	4,881	4,866

JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	7,004	7,444

Tenneco, Inc.

5.38%, 12/15/2024	5,124	3,945

5.00%, 7/15/2026	12,404	9,086

		231,951

Automobiles — 0.4%

Ford Motor Co.

8.50%, 4/21/2023	5,527	6,110

9.00%, 4/22/2025	12,522	14,653

9.63%, 4/22/2030	4,398	5,765

General Motors Co.

7.70%, 4/15/2016 ‡ (b)	25,800	—	(c)

7.40%, 9/1/2025 ‡ (b)	9,300	—	(c)

6.13%, 10/1/2025	4,720	5,539

6.80%, 10/1/2027	4,720	5,767

Motors Liquidation Co.

8.25%, 7/15/2023 ‡ (b)	20,000	—	(c)

8.10%, 6/15/2024 ‡ (b)	12,550	—	(c)

6.75%, 5/1/2028 ‡ (b) (d)	10,255	—	(c)

8.38%, 7/15/2033 ‡ (b)	34,006	—	(c)

7.75%, 3/15/2036 ‡ (b)	3,415	—	(c)

7.38%, 5/23/2048 ‡ (b)	6,000	—	(c)

		37,834

Banks — 0.9%

Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (e) (f) (g)	17,177	19,273

Barclays plc (United Kingdom)

(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (e) (f) (g)	6,252	6,622

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	165

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (e) (f) (g)	10,787	11,800

Citigroup, Inc.

Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (e) (f) (g)	5,195	5,227

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (g)	2,725	2,942

Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (e) (f) (g)	9,565	10,857

Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (e) (f) (g)	3,452	4,091

Natwest Group plc (United Kingdom) (USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (e) (f) (g)	4,790	5,035

Societe Generale SA (France) (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (e) (f) (g)	14,360	14,875

		80,722

Biotechnology — 0.1%

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	5,685	5,771

Building Products — 1.2%

Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	2,240	2,336

American Woodmark Corp. 4.88%, 3/15/2026 (a)	640	651

Forterra Finance LLC 6.50%, 7/15/2025 (a)	6,495	6,909

Griffon Corp. 5.75%, 3/1/2028	19,595	20,795

JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	8,820	9,469

4.88%, 12/15/2027 (a)	14,431	15,008

PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	7,637	8,152

Standard Industries, Inc.

6.00%, 10/15/2025 (a)	16,585	17,105

5.00%, 2/15/2027 (a)	4,865	5,080

4.75%, 1/15/2028 (a)	3,910	4,115

3.38%, 1/15/2031 (a)	5,199	5,160

Summit Materials LLC

5.13%, 6/1/2025 (a)	8,090	8,171

5.25%, 1/15/2029 (a)	4,515	4,730

		107,681

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — 0.2%

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	14,219	14,788

MSCI, Inc.

4.75%, 8/1/2026 (a)	1,375	1,430

5.38%, 5/15/2027 (a)	5,910	6,381

		22,599

Chemicals — 2.1%

Axalta Coating Systems LLC

4.88%, 8/15/2024 (a)	2,280	2,336

4.75%, 6/15/2027 (a)	10,653	11,159

Chemours Co. (The)

6.63%, 5/15/2023	2,990	3,005

7.00%, 5/15/2025	20,289	20,745

5.38%, 5/15/2027	1,305	1,312

CVR Partners LP 9.25%, 6/15/2023 (a)	46,612	45,795

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	3,418	3,489

GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	1,929	2,006

Hexion, Inc. 7.88%, 7/15/2027 (a)	5,960	5,975

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	14,996	15,178

Nouryon Holding BV (Netherlands) 8.00%, 10/1/2026 (a)	3,492	3,741

NOVA Chemicals Corp. (Canada)

4.88%, 6/1/2024 (a)	1,550	1,538

5.00%, 5/1/2025 (a)	9,382	9,382

5.25%, 6/1/2027 (a)	20,566	19,898

OCI NV (Netherlands) 5.25%, 11/1/2024 (a)	4,706	4,835

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026	1,218	1,304

4.50%, 10/15/2029	3,052	3,266

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	17,704	17,754

Valvoline, Inc. 4.38%, 8/15/2025	8,485	8,805

Venator Finance SARL 9.50%, 7/1/2025 (a)	6,750	7,088

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	5,040	5,279

		193,890

Commercial Services & Supplies — 1.5%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	14,571	14,902

ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	7,500	8,025

Allied Universal Holdco LLC

6.63%, 7/15/2026 (a)	4,938	5,296

9.75%, 7/15/2027 (a)	3,446	3,816

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	12,498	12,514

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	22,249	23,104

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Commercial Services & Supplies — continued

Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	1,052	1,104

Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	9,805	10,075

GFL Environmental, Inc. (Canada)

4.25%, 6/1/2025 (a)	1,000	1,019

3.75%, 8/1/2025 (a)	14,355	14,444

Harsco Corp. 5.75%, 7/31/2027 (a)	1,949	2,037

ILFC E-Capital Trust I

(USD Constant Maturity 30 Year + 1.55%), 3.02%, 12/21/2065 (a) (f)	2,554	1,303

Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	4,567	4,647

Nielsen Finance LLC 5.00%, 4/15/2022 (a)	4,288	4,292

Prime Security Services Borrower LLC

5.25%, 4/15/2024 (a)	2,543	2,696

5.75%, 4/15/2026 (a)	17,345	19,165

3.38%, 8/31/2027 (a)	9,054	9,021

		137,460

Communications Equipment — 1.0%

CommScope Technologies LLC

6.00%, 6/15/2025 (a)	10,067	10,321

5.00%, 3/15/2027 (a)	7,470	7,414

CommScope, Inc.

5.50%, 3/1/2024 (a)	8,847	9,135

6.00%, 3/1/2026 (a)	19,051	20,241

8.25%, 3/1/2027 (a)	20,545	22,239

7.13%, 7/1/2028 (a)	8,830	9,424

Plantronics, Inc. 5.50%, 5/31/2023 (a)	17,130	16,171

		94,945

Construction & Engineering — 0.2%

MasTec, Inc. 4.50%, 8/15/2028 (a)	14,386	14,674

Pike Corp. 5.50%, 9/1/2028 (a)	7,866	7,905

		22,579

Construction Materials — 0.2%

Cemex SAB de CV (Mexico)

7.75%, 4/16/2026 (a)	11,090	11,633

7.38%, 6/5/2027 (a)	4,998	5,413

		17,046

Consumer Finance — 2.8%

Ally Financial, Inc.

5.75%, 11/20/2025	26,202	29,412

8.00%, 11/1/2031	8,769	11,913

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	19,319	15,938

Ford Motor Credit Co. LLC

5.09%, 1/7/2021	4,740	4,746

3.47%, 4/5/2021	4,135	4,135

5.88%, 8/2/2021	40,060	40,913

3.22%, 1/9/2022	7,500	7,462

3.35%, 11/1/2022	4,000	3,994

3.09%, 1/9/2023	4,890	4,860

3.37%, 11/17/2023	10,719	10,775

4.69%, 6/9/2025	2,260	2,322

5.13%, 6/16/2025	7,150	7,513

4.39%, 1/8/2026	13,005	13,230

4.54%, 8/1/2026	26,611	27,160

4.27%, 1/9/2027	13,424	13,525

4.13%, 8/17/2027	13,200	13,179

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a) (h)	12,340	7,275

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.27%, 12/21/2065 (a) (f)	26,531	14,526

OneMain Finance Corp.

6.88%, 3/15/2025	5,670	6,395

7.13%, 3/15/2026	14,005	16,070

6.63%, 1/15/2028	1,300	1,484

		256,827

Containers & Packaging — 1.9%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	3,738	3,899

4.13%, 8/15/2026 (a)	4,250	4,434

5.25%, 8/15/2027 (a)	36,385	37,854

Berry Global, Inc. 4.88%, 7/15/2026 (a)	9,925	10,545

Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,553	4,783

Greif, Inc. 6.50%, 3/1/2027 (a)	18,524	19,728

LABL Escrow Issuer LLC

6.75%, 7/15/2026 (a)	21,692	23,265

10.50%, 7/15/2027 (a)	1,417	1,555

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)	19,635	19,930

7.25%, 4/15/2025 (a)	14,954	14,538

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	7,810	8,591

Reynolds Group Issuer, Inc. 5.13%, 7/15/2023 (a)	11,305	11,471

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	167

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Containers & Packaging — continued

Trivium Packaging Finance BV (Netherlands)

5.50%, 8/15/2026 (a) (i)	5,803	6,120

8.50%, 8/15/2027 (a) (i)	5,412	5,953

		172,666

Distributors — 0.3%

American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	580	597

Performance Food Group, Inc.

6.88%, 5/1/2025 (a)	1,365	1,454

5.50%, 10/15/2027 (a)	8,339	8,693

Wolverine Escrow LLC

8.50%, 11/15/2024 (a)	2,500	1,925

9.00%, 11/15/2026 (a)	18,865	14,527

13.13%, 11/15/2027 (a)	7,055	4,903

		32,099

Diversified Consumer Services — 0.2%

Service Corp. International

8.00%, 11/15/2021	10,675	11,422

4.63%, 12/15/2027	890	959

3.38%, 8/15/2030	6,931	7,061

		19,442

Diversified Financial Services — 0.7%

MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	21,942	22,278

Refinitiv US Holdings, Inc.

6.25%, 5/15/2026 (a)	8,101	8,698

8.25%, 11/15/2026 (a)	11,477	12,711

Sabre GLBL, Inc.

5.38%, 4/15/2023 (a)	285	288

5.25%, 11/15/2023 (a)	785	779

9.25%, 4/15/2025 (a)	4,680	5,207

7.38%, 9/1/2025 (a)	14,400	15,042

		65,003

Diversified Telecommunication Services — 7.9%

Altice France Holding SA (Luxembourg)

10.50%, 5/15/2027 (a)	12,389	14,201

6.00%, 2/15/2028 (a)	6,555	6,555

Altice France SA (France)

7.38%, 5/1/2026 (a)	28,167	29,904

8.13%, 2/1/2027 (a)	10,201	11,374

CCO Holdings LLC

5.75%, 2/15/2026 (a)	55,205	57,859

5.50%, 5/1/2026 (a)	50,297	52,560

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

5.13%, 5/1/2027 (a)	51,660	55,019

5.88%, 5/1/2027 (a)	16,345	17,183

5.00%, 2/1/2028 (a)	7,379	7,803

5.38%, 6/1/2029 (a)	2,091	2,298

4.75%, 3/1/2030 (a)	30,544	32,815

4.25%, 2/1/2031 (a)	23,313	24,355

CenturyLink, Inc.

Series W, 6.75%, 12/1/2023	785	869

Series Y, 7.50%, 4/1/2024	7,240	8,208

5.63%, 4/1/2025	4,042	4,360

5.13%, 12/15/2026 (a)	16,460	17,070

4.00%, 2/15/2027 (a)	11,590	11,778

Series G, 6.88%, 1/15/2028	4,143	4,557

Cincinnati Bell, Inc.

7.00%, 7/15/2024 (a)	13,403	13,856

8.00%, 10/15/2025 (a)	6,014	6,428

Embarq Corp. 8.00%, 6/1/2036	37,571	45,056

Frontier Communications Corp.

7.13%, 1/15/2023 (b)	3,700	1,517

7.63%, 4/15/2024 (b)	3,282	1,362

6.88%, 1/15/2025 (b)	13,438	5,360

11.00%, 9/15/2025 (b)	10,429	4,458

8.50%, 4/1/2026 (a) (b) (i)	19,083	19,322

8.00%, 4/1/2027 (a) (b) (i)	5,000	5,025

Intelsat Jackson Holdings SA (Luxembourg)

5.50%, 8/1/2023 (b)	29,162	19,393

8.00%, 2/15/2024 (a) (b) (i)	13,382	13,650

8.50%, 10/15/2024 (a) (b)	40,649	27,640

9.75%, 7/15/2025 (a) (b)	8,659	5,975

Level 3 Financing, Inc.

5.13%, 5/1/2023	678	678

5.38%, 1/15/2024	1,875	1,896

5.38%, 5/1/2025	37,110	38,220

5.25%, 3/15/2026	7,881	8,217

4.25%, 7/1/2028 (a)	12,280	12,639

3.63%, 1/15/2029 (a)	6,906	6,924

Sprint Capital Corp.

6.88%, 11/15/2028	2,000	2,558

8.75%, 3/15/2032	44,653	67,446

Telecom Italia Capital SA (Italy)

6.38%, 11/15/2033	10,686	13,301

6.00%, 9/30/2034	2,580	3,135

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	9,240	10,201

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

Virgin Media Secured Finance plc (United Kingdom)

5.50%, 5/15/2029 (a)	2,815	3,044

4.50%, 8/15/2030 (a)	18,837	19,830

Windstream Services LLC

9.00%, 6/30/2025 (a) (b)	9,577	479

8.63%, 10/31/2025 (a) (b) (i)	9,328	5,649

		722,027

Electric Utilities — 0.8%

NextEra Energy Operating Partners LP

4.25%, 7/15/2024 (a)	6,055	6,463

4.50%, 9/15/2027 (a)	1,828	1,997

NRG Energy, Inc.

7.25%, 5/15/2026	3,280	3,507

6.63%, 1/15/2027	15,745	16,851

5.75%, 1/15/2028	7,134	7,758

PG&E Corp.

5.00%, 7/1/2028	18,745	18,698

5.25%, 7/1/2030	2,206	2,200

Texas Competitive Electric Holdings Co. LLC

11.50%, 10/1/2020 ‡ (b)	15,375	—	(c)

8.50%, 10/20/2020 ‡ (b)	83,215	41

8.50%, 12/31/2020 ‡ (b)	70,354	1

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	12,717	13,353

5.63%, 2/15/2027 (a)	123	130

		70,999

Electrical Equipment — 0.2%

Sensata Technologies BV

4.88%, 10/15/2023 (a)	11,133	11,745

5.00%, 10/1/2025 (a)	2,699	2,933

		14,678

Electronic Equipment, Instruments & Components — 0.4%

CDW LLC

5.50%, 12/1/2024	3,001	3,330

5.00%, 9/1/2025	6,323	6,552

4.25%, 4/1/2028	8,432	8,812

3.25%, 2/15/2029	6,767	6,912

MTS Systems Corp. 5.75%, 8/15/2027 (a)	8,555	8,665

Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	4,306	4,295

		38,566

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — 0.6%

Archrock Partners LP 6.88%, 4/1/2027 (a)	1,752	1,805

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	4,310	1,940

Oceaneering International, Inc. 6.00%, 2/1/2028	2,865	1,814

Precision Drilling Corp. (Canada)

5.25%, 11/15/2024	1,292	908

7.13%, 1/15/2026 (a)	8,000	5,440

Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (a)	18,557	7,051

Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (e) (g) (h)	7,874	142

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	12,170	10,898

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	18,068	14,995

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	4,857	4,275

Transocean, Inc.

7.25%, 11/1/2025 (a)	4,323	1,383

7.50%, 1/15/2026 (a)	1,325	411

8.00%, 2/1/2027 (a)	14,220	4,355

		55,417

Entertainment — 1.5%

AMC Entertainment Holdings, Inc.

10.50%, 4/24/2026 (a)	4,861	4,180

12.00% (PIK), 6/15/2026 (a) (h)	12,931	4,650

Cinemark USA, Inc.

4.88%, 6/1/2023	8,979	8,263

8.75%, 5/1/2025 (a)	5,601	6,007

Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	7,300	7,173

5.63%, 3/15/2026 (a)	7,696	7,581

6.50%, 5/15/2027 (a)	17,128	18,711

4.75%, 10/15/2027 (a)	9,385	8,878

Netflix, Inc. 4.88%, 4/15/2028	5,445	6,303

5.88%, 11/15/2028	24,339	29,875

5.38%, 11/15/2029 (a)	1,275	1,533

4.88%, 6/15/2030 (a)	9,317	10,796

WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	12,365	12,952

3.00%, 2/15/2031 (a)	7,677	7,639

		134,541

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	169

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — 2.0%

Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	23,145	18,863

ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	9,775	9,921

4.63%, 10/1/2027 (a)	8,402	8,402

Iron Mountain, Inc. 5.00%, 7/15/2028 (a)	5,366	5,567

4.50%, 2/15/2031 (a)	10,552	10,836

MGM Growth Properties Operating Partnership LP 4.63%, 6/15/2025 (a)	9,207	9,716

5.75%, 2/1/2027	30,270	33,486

4.50%, 1/15/2028	212	218

RHP Hotel Properties LP 5.00%, 4/15/2023	10,503	10,326

4.75%, 10/15/2027	16,574	15,082

SBA Communications Corp. 3.88%, 2/15/2027 (a)	11,891	12,342

Uniti Group LP 6.00%, 4/15/2023 (a)	500	505

8.25%, 10/15/2023	250	248

VICI Properties LP 3.50%, 2/15/2025 (a)	1,685	1,688

4.25%, 12/1/2026 (a)	20,744	21,211

3.75%, 2/15/2027 (a)	9,165	9,142

4.63%, 12/1/2029 (a)	10,140	10,546

4.13%, 8/15/2030 (a)	2,990	2,997

		181,096

Food & Staples Retailing — 1.4%

Albertsons Cos., Inc. 3.50%, 2/15/2023 (a)	1,750	1,789

6.63%, 6/15/2024	2,092	2,159

5.75%, 3/15/2025	28,153	28,928

3.25%, 3/15/2026 (a)	8,712	8,888

7.50%, 3/15/2026 (a)	15,150	16,927

4.63%, 1/15/2027 (a)	3,861	4,080

3.50%, 3/15/2029 (a)	8,708	8,773

New Albertsons LP 7.75%, 6/15/2026	2,278	2,526

6.63%, 6/1/2028	3,704	4,000

7.45%, 8/1/2029	3,725	4,209

8.00%, 5/1/2031	16,387	18,845

Rite Aid Corp. 7.50%, 7/1/2025 (a)	7,923	7,923

8.00%, 11/15/2026 (a)	19,750	19,997

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — continued

Sysco Corp. 5.65%, 4/1/2025	1,980	2,344

5.95%, 4/1/2030	1,385	1,746

		133,134

Food Products — 0.9%

Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	18,406	18,406

Kraft Heinz Foods Co. 4.63%, 1/30/2029	3,000	3,396

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	17,711	18,532

4.88%, 5/15/2028 (a)	3,690	4,061

Post Holdings, Inc. 5.00%, 8/15/2026 (a)	31,088	32,262

5.75%, 3/1/2027 (a)	952	1,006

5.63%, 1/15/2028 (a)	505	540

5.50%, 12/15/2029 (a)	505	554

4.63%, 4/15/2030 (a)	6,286	6,561

TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	265	273

4.00%, 9/1/2028	1,638	1,667

		87,258

Gas Utilities — 0.2%

AmeriGas Partners LP 5.50%, 5/20/2025	6,407	7,032

5.88%, 8/20/2026	4,381	4,965

5.75%, 5/20/2027	7,858	8,850

		20,847

Health Care Equipment & Supplies — 0.5%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	17,383	18,386

Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (a)	5,740	5,927

Hologic, Inc. 4.38%, 10/15/2025 (a)	13,152	13,424

Teleflex, Inc. 4.88%, 6/1/2026	7,750	8,099

		45,836

Health Care Providers & Services — 6.3%

Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	2,457	2,488

6.50%, 3/1/2024	5,835	6,010

Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	20	20

Centene Corp. 4.75%, 1/15/2025	8,681	8,929

5.25%, 4/1/2025 (a)	20,291	21,052

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

4.25%, 12/15/2027	14,361	15,079

4.63%, 12/15/2029	23,574	25,833

3.38%, 2/15/2030	6,395	6,651

Community Health Systems, Inc. 6.25%, 3/31/2023	8,707	8,729

8.63%, 1/15/2024 (a)	16,727	17,479

DaVita, Inc. 4.63%, 6/1/2030 (a)	9,560	10,050

3.75%, 2/15/2031 (a)	21,711	21,429

Encompass Health Corp. 5.75%, 11/1/2024	7,983	8,023

4.50%, 2/1/2028	14,746	15,120

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	8,401	3,696

HCA, Inc. 5.88%, 5/1/2023	21,240	23,258

5.38%, 2/1/2025	51,840	58,380

5.88%, 2/15/2026	21,930	25,110

5.25%, 6/15/2026	390	460

5.38%, 9/1/2026	50,469	57,282

5.63%, 9/1/2028	22,579	26,854

5.88%, 2/1/2029	14,375	17,461

3.50%, 9/1/2030	25,338	26,573

Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a) (h)	9,996	10,158

Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	7,515	7,985

Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	16,772	11,405

Tenet Healthcare Corp. 8.13%, 4/1/2022	1,175	1,268

4.63%, 7/15/2024	33,643	34,417

4.63%, 9/1/2024 (a)	5,888	6,050

7.50%, 4/1/2025 (a)	6,074	6,664

5.13%, 5/1/2025	23,981	24,461

4.88%, 1/1/2026 (a)	33,731	35,080

6.25%, 2/1/2027 (a)	19,510	20,486

5.13%, 11/1/2027 (a)	14,021	14,792

4.63%, 6/15/2028 (a)	2,766	2,870

US Renal Care, Inc. 10.63%, 7/15/2027 (a)	51	55

		581,657

Health Care Technology — 0.2%

IQVIA, Inc. 5.00%, 10/15/2026 (a)	11,433	11,944

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Technology — continued

5.00%, 5/15/2027 (a)	8,589	9,041

		20,985

Hotels, Restaurants & Leisure — 4.5%

Boyd Gaming Corp. 6.38%, 4/1/2026	3,134	3,267

6.00%, 8/15/2026	7,127	7,475

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	15,670	16,610

Carnival Corp. 11.50%, 4/1/2023 (a)	5,792	6,461

10.50%, 2/1/2026 (a)	3,418	3,589

Cedar Fair LP 5.50%, 5/1/2025 (a)	7,175	7,408

5.38%, 4/15/2027	743	739

Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (b)	20,268	8,107

Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	13,202	11,222

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	17,466	15,894

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	9,230	10,107

Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (a)	16,220	13,625

Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	1,941	1,943

5.38%, 5/1/2025 (a)	5,858	6,141

5.13%, 5/1/2026	12,688	13,102

5.75%, 5/1/2028 (a)	2,943	3,112

4.88%, 1/15/2030	7,285	7,504

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	9,020	9,324

Hilton Worldwide Finance LLC 4.63%, 4/1/2025	2,051	2,072

4.88%, 4/1/2027	9,112	9,339

Hyatt Hotels Corp. 5.38%, 4/23/2025	3,630	3,929

5.75%, 4/23/2030	2,380	2,727

International Game Technology plc 6.50%, 2/15/2025 (a)	20,396	22,180

5.25%, 1/15/2029 (a)	4,069	4,171

IRB Holding Corp. 7.00%, 6/15/2025 (a)	4,200	4,483

6.75%, 2/15/2026 (a)	246	250

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	171

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Marriott International, Inc.

Series EE, 5.75%, 5/1/2025	2,975	3,340

4.63%, 6/15/2030	4,512	4,939

Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	11,095	11,788

6.50%, 9/15/2026	17,746	18,434

4.75%, 1/15/2028	428	404

MGM Resorts International 7.75%, 3/15/2022	4,435	4,707

6.00%, 3/15/2023	7,780	8,208

6.75%, 5/1/2025	4,740	5,072

5.75%, 6/15/2025	3,017	3,233

4.63%, 9/1/2026	17,218	17,519

5.50%, 4/15/2027	3,000	3,173

Royal Caribbean Cruises Ltd. 10.88%, 6/1/2023 (a)	4,794	5,287

9.13%, 6/15/2023 (a)	6,925	7,289

11.50%, 6/1/2025 (a)	13,871	16,088

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	11,448	11,101

5.50%, 4/15/2027 (a)	11,614	11,324

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	4,652	5,034

Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	8,401	8,955

Station Casinos LLC 5.00%, 10/1/2025 (a)	13,135	12,979

4.50%, 2/15/2028 (a)	13,855	13,171

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	12,944	13,866

Wyndham Destinations, Inc. 6.35%, 10/1/2025 (i)	469	492

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	16,917	16,748

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	10,378	10,119

Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	2,975	3,321

4.75%, 1/15/2030 (a)	3,448	3,801

		415,173

Household Durables — 0.7%

CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,214	2,369

Newell Brands, Inc. 4.88%, 6/1/2025	2,265	2,454

4.70%, 4/1/2026 (i)	21,219	22,972

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Durables — continued

5.87%, 4/1/2036 (i)	4,420	4,973

Tempur Sealy International, Inc. 5.63%, 10/15/2023	13,373	13,607

5.50%, 6/15/2026	18,908	19,782

		66,157

Household Products — 1.0%

Central Garden & Pet Co. 6.13%, 11/15/2023	3,626	3,703

Energizer Holdings, Inc. 6.38%, 7/15/2026 (a)	19,435	20,601

7.75%, 1/15/2027 (a)	8,668	9,494

4.75%, 6/15/2028 (a)	17,831	18,607

Spectrum Brands, Inc. 6.13%, 12/15/2024	7,694	7,925

5.75%, 7/15/2025	23,571	24,336

5.00%, 10/1/2029 (a)	2,169	2,256

5.50%, 7/15/2030 (a)	7,875	8,269

		95,191

Independent Power and Renewable Electricity Producers — 0.5%

AES Corp. (The) 6.00%, 5/15/2026	1,295	1,360

Calpine Corp. 5.25%, 6/1/2026 (a)	18,413	19,220

4.63%, 2/1/2029 (a)	8,994	9,196

5.00%, 2/1/2031 (a)	6,655	6,956

Clearway Energy Operating LLC 5.75%, 10/15/2025	3,850	4,081

5.00%, 9/15/2026	7,263	7,622

		48,435

Interactive Media & Services — 0.0% (j)

TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	777	820

Internet & Direct Marketing Retail — 0.3%

Expedia Group, Inc. 6.25%, 5/1/2025 (a)	4,871	5,351

7.00%, 5/1/2025 (a)	3,772	4,100

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	19,715	18,119

		27,570

IT Services — 0.5%

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	9,296	9,415

Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	9,253	9,597

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

IT Services — continued

Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	5,630	5,799

Exela Intermediate LLC 10.00%, 7/15/2023 (a)	28,990	8,407

Gartner, Inc. 4.50%, 7/1/2028 (a)	2,545	2,660

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,820	4,941

Science Applications International Corp. 4.88%, 4/1/2028 (a)	2,550	2,642

		43,461

Leisure Products — 0.6%

Mattel, Inc. 6.75%, 12/31/2025 (a)	45,130	47,894

5.88%, 12/15/2027 (a)	6,105	6,640

Vista Outdoor, Inc. 5.88%, 10/1/2023	4,960	5,041

		59,575

Life Sciences Tools & Services — 0.1%

Avantor, Inc. 6.00%, 10/1/2024 (a)	10,098	10,578

Machinery — 0.7%

EnPro Industries, Inc. 5.75%, 10/15/2026	681	712

Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)	14,843	14,546

RBS Global, Inc. 4.88%, 12/15/2025 (a)	15,325	15,689

SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	6,474	6,814

Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	1,631	1,757

Terex Corp. 5.63%, 2/1/2025 (a)	16,082	16,281

TriMas Corp. 4.88%, 10/15/2025 (a)	5,000	5,081

Vertical Holdco GmbH (Germany) 7.63%, 7/15/2028 (a)	3,155	3,329

Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,855	4,014

Welbilt, Inc. 9.50%, 2/15/2024	40	41

		68,264

Media — 6.2%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	24,015	25,629

AMC Networks, Inc. 5.00%, 4/1/2024	265	270

Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	57,195	56,050

5.13%, 8/15/2027 (a)	20,953	21,169

CSC Holdings LLC 5.50%, 5/15/2026 (a)	8,850	9,283

5.50%, 4/15/2027 (a)	29,730	31,706

5.38%, 2/1/2028 (a)	10,162	10,838

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	9,726	7,586

DISH DBS Corp. 6.75%, 6/1/2021	20,674	21,191

5.88%, 7/15/2022	1,470	1,552

5.00%, 3/15/2023	34,382	35,585

5.88%, 11/15/2024	38,318	40,501

7.75%, 7/1/2026	36,752	42,080

Entercom Media Corp. 7.25%, 11/1/2024 (a)	16,821	13,457

6.50%, 5/1/2027 (a)	7,153	6,098

GCI LLC 6.63%, 6/15/2024 (a)	1,540	1,625

6.88%, 4/15/2025	11,220	11,626

Gray Television, Inc. 5.13%, 10/15/2024 (a)	7,380	7,545

5.88%, 7/15/2026 (a)	8,360	8,674

7.00%, 5/15/2027 (a)	12,102	13,130

iHeartCommunications, Inc. 6.38%, 5/1/2026	5,441	5,658

8.38%, 5/1/2027	25,312	25,439

5.25%, 8/15/2027 (a)	7,110	7,092

Lamar Media Corp. 4.88%, 1/15/2029 (a)	3,265	3,420

Liberty Interactive LLC 8.25%, 2/1/2030	4,134	4,444

Meredith Corp. 6.88%, 2/1/2026	20,214	17,560

Midcontinent Communications 5.38%, 8/15/2027 (a)	4,561	4,716

National CineMedia LLC 5.88%, 4/15/2028 (a)	5,420	4,390

Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	6,360	6,526

5.63%, 7/15/2027 (a)	14,853	15,670

Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	6,183	6,073

Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,300	1,300

Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	15,978	15,978

Sirius XM Radio, Inc. 3.88%, 8/1/2022 (a)	6,727	6,786

4.63%, 7/15/2024 (a)	1,324	1,377

5.38%, 7/15/2026 (a)	30,431	31,838

5.00%, 8/1/2027 (a)	9,593	10,175

UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,635	2,751

ViacomCBS, Inc.

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (f)	9,929	10,298

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	173

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	7,730	8,619

Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	7,364	8,016

5.13%, 4/15/2027 (a)	12,259	12,964

		576,685

Metals & Mining — 1.5%

Alcoa Nederland Holding BV 6.75%, 9/30/2024 (a)	20,085	20,777

7.00%, 9/30/2026 (a)	8,260	8,838

5.50%, 12/15/2027 (a)	9,867	10,679

Allegheny Technologies, Inc. 5.88%, 12/1/2027	7,169	6,887

Arconic Corp. 6.00%, 5/15/2025 (a)	7,637	8,095

6.13%, 2/15/2028 (a)	9,710	10,244

Carpenter Technology Corp. 6.38%, 7/15/2028	6,581	6,872

Commercial Metals Co. 4.88%, 5/15/2023	5,918	6,155

5.38%, 7/15/2027	4,415	4,686

Constellium SE 5.75%, 5/15/2024 (a)	855	872

5.88%, 2/15/2026 (a)	3,490	3,573

Freeport-McMoRan, Inc. 4.13%, 3/1/2028	10,380	10,847

4.38%, 8/1/2028	8,606	9,042

5.40%, 11/14/2034	4,153	4,695

Novelis Corp. 5.88%, 9/30/2026 (a)	7,125	7,444

4.75%, 1/30/2030 (a)	7,520	7,621

United States Steel Corp. 12.00%, 6/1/2025 (a)	7,239	7,673

		135,000

Multiline Retail — 0.4%

Macy’s, Inc. 8.38%, 6/15/2025 (a)	16,885	17,723

Neiman Marcus Group Ltd. LLC 14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024 (a) (b) (h)	19,826	5,353

8.00%, 10/25/2024 (a) (b)	53,459	2,940

8.75%, 10/25/2024 (a) (b)	2,852	157

Nordstrom, Inc. 8.75%, 5/15/2025 (a)	13,261	14,634

		40,807

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 7.6%

Antero Midstream Partners LP 5.38%, 9/15/2024	9,435	8,703

5.75%, 3/1/2027 (a)	1,565	1,397

5.75%, 1/15/2028 (a)	8,764	7,747

Antero Resources Corp. 5.13%, 12/1/2022	5,526	4,801

5.63%, 6/1/2023	1,819	1,446

Apache Corp. 3.25%, 4/15/2022	9,000	8,983

4.63%, 11/15/2025	1,812	1,853

4.88%, 11/15/2027	1,812	1,852

Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	11,660	5,713

Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	22,374	22,263

6.63%, 7/15/2026 (a)	5	4

Buckeye Partners LP 4.13%, 3/1/2025 (a)	8,730	8,773

3.95%, 12/1/2026	10	10

4.13%, 12/1/2027	3,958	3,958

4.50%, 3/1/2028 (a)	7,996	8,163

Callon Petroleum Co. 6.25%, 4/15/2023	12,343	4,367

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	12,348	12,565

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	390	439

Cheniere Energy Partners LP

5.25%, 10/1/2025	6,240	6,385

5.63%, 10/1/2026	6,500	6,813

Chesapeake Energy Corp. 11.50%, 1/1/2025 (a) (b)	9,334	1,209

Comstock Resources, Inc.

7.50%, 5/15/2025 (a)	18,130	17,992

9.75%, 8/15/2026	15,711	16,804

Continental Resources, Inc. 5.00%, 9/15/2022	11,470	11,461

Crestwood Midstream Partners LP

6.25%, 4/1/2023 (i)	5,310	5,229

5.75%, 4/1/2025	13,529	12,943

5.63%, 5/1/2027 (a)	3,670	3,367

DCP Midstream Operating LP

3.88%, 3/15/2023	10,500	10,631

5.63%, 7/15/2027	5,950	6,426

6.75%, 9/15/2037 (a)	6,546	6,546

Delek Logistics Partners LP 6.75%, 5/15/2025	13,634	12,577

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	4,669	2,335

Endeavor Energy Resources LP 6.63%, 7/15/2025 (a)	5,206	5,431

EnLink Midstream Partners LP

Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (e) (f) (g)	14,202	5,681

4.40%, 4/1/2024	6,212	5,746

4.15%, 6/1/2025	7,808	6,958

4.85%, 7/15/2026	3,700	3,233

EP Energy LLC

9.38%, 5/1/2024 (a) (b)	6,216	1

8.00%, 11/29/2024 (a) (b)	7,738	8

8.00%, 2/15/2025 (a) (b)	15,015	2

7.75%, 5/15/2026 (a) (b)	26,909	5,852

EQM Midstream Partners LP

4.75%, 7/15/2023	660	673

6.00%, 7/1/2025 (a)	10,930	11,600

4.13%, 12/1/2026	3,075	3,016

6.50%, 7/1/2027 (a)	5,150	5,639

EQT Corp.

7.88%, 2/1/2025 (i)	7,223	8,292

3.90%, 10/1/2027	1,685	1,620

Genesis Energy LP

6.00%, 5/15/2023	7,230	6,762

6.25%, 5/15/2026	7,665	6,480

7.75%, 2/1/2028	6,709	5,971

Global Partners LP

7.00%, 6/15/2023	5,960	5,960

7.00%, 8/1/2027	240	241

Gulfport Energy Corp.

6.00%, 10/15/2024	10,250	6,099

6.38%, 5/15/2025	1,796	1,060

6.38%, 1/15/2026	8,845	5,174

Hilcorp Energy I LP

5.00%, 12/1/2024 (a)	8,040	7,618

5.75%, 10/1/2025 (a)	1,750	1,645

6.25%, 11/1/2028 (a)	9,002	8,462

Holly Energy Partners LP 5.00%, 2/1/2028 (a)	5,425	5,428

Jagged Peak Energy LLC 5.88%, 5/1/2026	10,191	10,395

Martin Midstream Partners LP

10.00%, 2/29/2024 (a)	3,619	3,759

11.50%, 2/28/2025 (a)	16,436	14,669

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

MEG Energy Corp. (Canada)

7.00%, 3/31/2024 (a)	2,332	2,315

6.50%, 1/15/2025 (a)	6,434	6,563

7.13%, 2/1/2027 (a)	11,966	11,448

NuStar Logistics LP

6.00%, 6/1/2026	2,000	2,093

5.63%, 4/28/2027	7,869	7,908

Oasis Petroleum, Inc.

6.88%, 3/15/2022	6,481	1,260

6.88%, 1/15/2023	250	48

6.25%, 5/1/2026 (a)	17,263	3,107

Occidental Petroleum Corp.

2.60%, 4/15/2022	3,535	3,447

2.70%, 8/15/2022	1,680	1,652

2.90%, 8/15/2024	3,455	3,179

3.50%, 6/15/2025	3,325	3,026

8.00%, 7/15/2025	9,681	10,533

5.88%, 9/1/2025	8,999	9,044

8.50%, 7/15/2027	10,497	11,619

6.38%, 9/1/2028	5,974	6,042

8.88%, 7/15/2030	12,183	13,766

6.63%, 9/1/2030	5,974	6,138

Parsley Energy LLC

5.38%, 1/15/2025 (a)	1,000	1,019

5.63%, 10/15/2027 (a)	4,149	4,294

PBF Holding Co. LLC

9.25%, 5/15/2025 (a)	2,871	3,144

6.00%, 2/15/2028 (a)	5,790	4,882

PBF Logistics LP 6.88%, 5/15/2023	6,058	6,009

Peabody Energy Corp. 6.00%, 3/31/2022 (a)	5,828	2,710

QEP Resources, Inc.

5.25%, 5/1/2023	4,482	3,675

5.63%, 3/1/2026	6,000	3,855

Range Resources Corp. 9.25%, 2/1/2026 (a)	12,430	13,089

SM Energy Co. 6.63%, 1/15/2027	7,195	3,526

Southwestern Energy Co. 8.38%, 9/15/2028	10,208	10,565

Summit Midstream Holdings LLC

5.50%, 8/15/2022	3,238	2,121

5.75%, 4/15/2025	12,188	6,947

Tallgrass Energy Partners LP

5.50%, 9/15/2024 (a)	15,255	14,949

5.50%, 1/15/2028 (a)	2,335	2,137

Targa Resources Partners LP

5.25%, 5/1/2023	16,252	16,337

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	175

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

4.25%, 11/15/2023	785	790

6.75%, 3/15/2024	150	153

5.13%, 2/1/2025	11,582	11,828

5.88%, 4/15/2026	27,479	28,922

5.38%, 2/1/2027	1,455	1,502

6.50%, 7/15/2027	7,560	8,165

5.00%, 1/15/2028	8,650	8,843

6.88%, 1/15/2029	397	439

4.88%, 2/1/2031 (a)	9,862	9,936

TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	8,579	9,532

W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	13,500	9,790

Whiting Petroleum Corp.

5.75%, 3/15/2021 (b)	6,496	1,462

6.25%, 4/1/2023 (b)	3,730	839

6.63%, 1/15/2026 (b)	5,622	1,321

WPX Energy, Inc.

5.88%, 6/15/2028	20,759	21,071

4.50%, 1/15/2030	6,685	6,384

		700,654

Paper & Forest Products — 0.0% (j)

Boise Cascade Co. 4.88%, 7/1/2030 (a)	2,237	2,422

Personal Products — 0.2%

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	8,975	9,582

Prestige Brands, Inc.

6.38%, 3/1/2024 (a)	140	145

5.13%, 1/15/2028 (a)	3,415	3,581

Revlon Consumer Products Corp. 6.25%, 8/1/2024	6,417	939

		14,247

Pharmaceuticals — 3.0%

Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	6,492	6,395

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	32,965	36,549

8.50%, 1/31/2027 (a)	4,785	5,264

Bausch Health Cos., Inc.

5.50%, 3/1/2023 (a)	514	513

7.00%, 3/15/2024 (a)	15,622	16,231

6.13%, 4/15/2025 (a)	21,469	22,086

5.50%, 11/1/2025 (a)	60,562	62,511

9.00%, 12/15/2025 (a)	41,647	45,591

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

5.75%, 8/15/2027 (a)	3,257	3,498

7.00%, 1/15/2028 (a)	9,333	9,940

5.00%, 1/30/2028 (a)	6,116	6,024

7.25%, 5/30/2029 (a)	7,021	7,706

5.25%, 1/30/2030 (a)	3,000	2,982

Catalent Pharma Solutions, Inc.

4.88%, 1/15/2026 (a)	10,001	10,201

5.00%, 7/15/2027 (a)	6,552	6,912

Endo Dac

5.88%, 10/15/2024 (a)	5,503	5,517

9.50%, 7/31/2027 (a)	8,336	9,024

6.00%, 6/30/2028 (a)	11,312	8,763

Mallinckrodt International Finance SA

5.75%, 8/1/2022 (a)	5,020	1,079

5.63%, 10/15/2023 (a)	5,340	1,068

5.50%, 4/15/2025 (a)	11,780	2,356

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	8,452	9,023

		279,233

Professional Services — 0.1%

Jaguar Holding Co. II

4.63%, 6/15/2025 (a)	3,249	3,379

5.00%, 6/15/2028 (a)	3,255	3,450

		6,829

Real Estate Management & Development — 0.0% (j)

Highland Ranch 6.70%, 9/1/2020 ‡	3,533	3,533

Road & Rail — 0.9%

Ashtead Capital, Inc. (United Kingdom) 4.13%, 8/15/2025 (a)	7,445	7,668

Avis Budget Car Rental LLC

6.38%, 4/1/2024 (a)	1,173	1,150

5.25%, 3/15/2025 (a)	22,141	21,127

10.50%, 5/15/2025 (a)	14,345	16,629

5.75%, 7/15/2027 (a)	9,120	8,743

Hertz Corp. (The)

7.63%, 6/1/2022 (a) (b)	4,543	3,952

5.50%, 10/15/2024 (a) (b)	9,358	3,790

7.13%, 8/1/2026 (a) (b)	22,954	9,296

6.00%, 1/15/2028 (a) (b)	25,758	10,594

		82,949

Semiconductors & Semiconductor Equipment — 1.0%

ams AG (Austria) 7.00%, 7/31/2025 (a)	5,710	5,938

Entegris, Inc.

4.63%, 2/10/2026 (a)	4,926	5,088

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Semiconductors & Semiconductor Equipment — continued

4.38%, 4/15/2028 (a)	11,000	11,467

MagnaChip Semiconductor Corp. (South Korea) 6.63%, 7/15/2021 (i)	200	200

Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	7,374	7,678

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	16,800	17,530

Qorvo, Inc. 5.50%, 7/15/2026	17,097	18,138

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	22,572	23,647

		89,686

Software — 0.7%

ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	6,540	6,874

Ascend Learning LLC 6.88%, 8/1/2025 (a)	200	206

BY Crown Parent LLC 4.25%, 1/31/2026 (a)	6,683	6,824

CDK Global, Inc. 5.25%, 5/15/2029 (a)	19,053	20,785

Nuance Communications, Inc. 5.63%, 12/15/2026	13,096	13,882

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	17,560	18,809

		67,380

Specialty Retail — 1.4%

Asbury Automotive Group, Inc. 4.50%, 3/1/2028 (a)	1,815	1,856

Gap, Inc. (The) 8.38%, 5/15/2023 (a)	10,655	11,880

8.88%, 5/15/2027 (a)	3,130	3,529

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,201	4,191

L Brands, Inc. 6.88%, 7/1/2025 (a)	1,529	1,654

9.38%, 7/1/2025 (a)	1,114	1,298

6.88%, 11/1/2035	517	529

6.75%, 7/1/2036	2,538	2,589

PetSmart, Inc. 7.13%, 3/15/2023 (a)	37,810	38,089

5.88%, 6/1/2025 (a)	20,585	21,177

Staples, Inc. 7.50%, 4/15/2026 (a)	32,426	28,866

10.75%, 4/15/2027 (a)	20,744	14,417

		130,075

Technology Hardware, Storage & Peripherals — 0.6%

Dell International LLC 7.13%, 6/15/2024 (a)	8,871	9,211

5.85%, 7/15/2025 (a)	1,122	1,316

6.10%, 7/15/2027 (a)	2,245	2,642

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued

6.20%, 7/15/2030 (a)	2,245	2,720

Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	3,573	3,841

NCR Corp. 8.13%, 4/15/2025 (a)	4,426	4,951

5.75%, 9/1/2027 (a)	14,144	14,852

5.00%, 10/1/2028 (a)	5,985	6,030

6.13%, 9/1/2029 (a)	8,985	9,636

		55,199

Textiles, Apparel & Luxury Goods — 0.1%

Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	5,545	6,037

Thrifts & Mortgage Finance — 0.5%

Nationstar Mortgage Holdings, Inc. 9.13%, 7/15/2026 (a)	9,636	10,483

5.50%, 8/15/2028 (a)	8,008	8,422

Quicken Loans LLC 5.75%, 5/1/2025 (a)	10,293	10,602

5.25%, 1/15/2028 (a)	11,905	12,693

		42,200

Trading Companies & Distributors — 1.4%

Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	20,086	8,336

H&E Equipment Services, Inc. 5.63%, 9/1/2025	8,530	8,850

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	14,646	15,342

United Rentals North America, Inc.

4.63%, 10/15/2025	13,780	14,089

5.88%, 9/15/2026	18,704	19,906

5.50%, 5/15/2027	462	494

3.88%, 11/15/2027	1,000	1,043

4.88%, 1/15/2028	5,980	6,358

5.25%, 1/15/2030	7,520	8,352

3.88%, 2/15/2031	9,723	10,003

WESCO Distribution, Inc. 5.38%, 6/15/2024	7,514	7,721

7.13%, 6/15/2025 (a)	12,480	13,715

7.25%, 6/15/2028 (a)	12,480	13,923

		128,132

Wireless Telecommunication Services — 3.8%

Hughes Satellite Systems Corp. 7.63%, 6/15/2021	9,578	9,938

6.63%, 8/1/2026	7,784	8,815

Sprint Communications, Inc. 9.25%, 4/15/2022	4,305	4,768

Sprint Corp. 7.25%, 9/15/2021	3,388	3,575

7.88%, 9/15/2023	28,997	33,727

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	177

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — continued

7.13%, 6/15/2024	36,838	42,813

7.63%, 2/15/2025	43,942	52,621

7.63%, 3/1/2026	52,216	64,215

T-Mobile USA, Inc. 6.00%, 3/1/2023	2,500	2,503

6.00%, 4/15/2024	19,188	19,565

6.38%, 3/1/2025	11,088	11,324

3.50%, 4/15/2025 (a)	7,100	7,844

5.13%, 4/15/2025	5,475	5,613

6.50%, 1/15/2026	19,445	20,356

4.50%, 2/1/2026	25,267	26,083

3.75%, 4/15/2027 (a)	7,245	8,193

4.75%, 2/1/2028	21,127	22,764

3.88%, 4/15/2030 (a)	2,245	2,566

United States Cellular Corp. 6.70%, 12/15/2033	1,350	1,752

		349,035

Total Corporate Bonds (Cost $7,332,036)		7,296,964

Loan Assignments — 5.9% (k)

Auto Components — 0.1%

Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.43%, 5/6/2024 (f)	3,897	3,862

American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (f)	2,727	2,650

		6,512

Automobiles — 0.2%

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.48%, 8/14/2024 (f)	21,007	19,600

Communications Equipment — 0.1%

Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 12/15/2024 (f)	8,845	8,583

Containers & Packaging — 0.5%

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.52%, 4/3/2024 (f) (l)	21,166	20,077

Graham Packaging Co. Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027 (f) (l)	21,337	21,295

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued

Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 2/5/2023 (f)	6,933	6,826

Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 1/30/2021 (f)	7,087	6,189

		54,387

Distributors — 0.1%

Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.57%, 6/30/2027 (f) (l)	9,983	9,889

Diversified Financial Services — 0.2%

Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 5.32%, 10/1/2026 (f) (l)	18,474	18,409

Diversified Telecommunication Services — 0.6%

Altice France SA, 1st Lien Term loan B-13 (France) (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 8/14/2026 (f)	7,141	7,034

Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 3/15/2027 (f)	6,805	6,565

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (f)	7,806	7,798

Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.69%, 2/19/2026 (f)	11,742	11,099

Intelsat Jackson Holding, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 7/13/2022 (f) (l)	10,833	11,013

Intelsat Jackson Holdings, 12/31/2022 (d) (l)	5,416	5,416

Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 8.25%, 3/29/2021 (f)	3,818	2,291

		51,216

Electrical Equipment — 0.0% (j)

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 3/2/2027 (f)	4,444	4,348

Entertainment — 0.0% (j)

Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 3/1/2025 (f)	1,305	1,269

Food & Staples Retailing — 0.3%

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 4/1/2024 ‡ (f)	12,671	12,537

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Food & Staples Retailing — continued

Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025 ‡ (f)	9,143	6,993

United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 10/22/2025 (f)	9,962	9,701

		29,231

Food Products — 0.1%

Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024 (f)	9,099	8,987

Health Care Providers & Services — 0.5%

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 10/10/2025 (f) (l)	9,345	6,744

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (f)	31,515	31,160

U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.19%, 6/26/2026 (f)	14,039	13,682

		51,586

Hotels, Restaurants & Leisure — 0.2%

Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 7.50%, 12/1/2023 (f)	3,465	3,056

UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026 (f)	11,290	11,130

		14,186

Household Products — 0.0% (j)

Kik Custom Products, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 5/15/2023 (f)	3,405	3,371

IT Services — 0.1%

Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 7/12/2023 (f)	6,669	1,967

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 3/9/2027 (f)	10,369	10,056

		12,023

Leisure Products — 0.3%

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (f)	4,920	2,460

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Leisure Products — continued

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (b) (f)	20,056	—	(c)

Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024 (f)	12,779	10,430

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.66%, 12/22/2025 (f) (l)	6,995	6,272

Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025 (f)	4,704	4,473

		23,635

Machinery — 0.2%

Navistar International, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.66%, 11/6/2024 (f)	11,294	10,991

Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.36%, 3/28/2025 (f) (l)	5,104	4,810

		15,801

Media — 0.5%

iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 5/1/2026 (f)	13,831	13,099

Meredith Corp., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.50%), 2.67%, 1/31/2025 (f)	7,638	7,341

(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 1/31/2025 (f)	11,415	11,224

Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 9/18/2026 (f)	8,646	8,474

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026 (f)	8,313	7,530

		47,668

Multiline Retail — 0.2%

Neiman Marcus Group Ltd. LLC, 1st Lien DIP Term Loan (ICE LIBOR USD 1 Month + 12.75%), 14.00%, 10/7/2020 ‡ (f) (l)	12,504	12,692

1.12%, 12/30/2023 ‡ (d) (l)	794	806

Neiman Marcus Group Ltd. LLC, Term Loan (3-MONTH PRIME + 7.50%), 10.75%, 10/25/2023 (f)	8,362	1,345

		14,843

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	179

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Oil, Gas & Consumable Fuels — 0.4%

California Resources Corp., DIP Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.00%, 1/15/2021 ‡ (f)	19,500	19,500

California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/2022 (f)	35,079	12,677

Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023 (f)	9,873	6,783

		38,960

Personal Products — 0.0% (j)

Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/7/2023 (f)	7,608	1,921

Pharmaceuticals — 0.5%

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024 (f)	12,505	11,927

Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.18%, 6/2/2025 (f)	30,726	30,201

		42,128

Software — 0.2%

Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.43%, 4/22/2027 (f)	6,875	6,856

Greeneden US Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 12/1/2023 (f)	4,854	4,770

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 2/25/2027 (f)	2,909	2,843

		14,469

Specialty Retail — 0.4%

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 6.81%, 12/18/2026 (f) (m)	13,408	10,408

PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/2022 (f)	26,501	26,426

Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.25%, 4/16/2026 (f) (l)	1,387	1,175

		38,009

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 0.0% (j)

Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.75%, 9/19/2025 (f)	1,425	1,414

Wireless Telecommunication Services — 0.2%

T-Mobile USA, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 4/1/2027 (f)	17,520	17,557

Total Loan Assignments (Cost $596,646)		550,002

	SHARES (000)
Preferred Stocks — 0.5%

Automobiles — 0.0% (j)

General Motors Co.

7.38%, 10/1/2051 ‡	47	—	(c)

General Motors Corp. — Automotive Division

7.25%, 4/15/2041 ‡	246	—	(c)

7.38%, 5/15/2048 ‡	404	—	(c)

0.68%, 6/1/2049 ‡	50	—	(c)

7.25%, 2/15/2052 ‡	548	—	(c)

Motors Liquidation Co.

0.00%, 7/15/2041 ‡	284	—	(c)

		—	(c)

Banks — 0.1%

GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 6.07%, 2/15/2040 ($25 par value) (f)	260	6,378

Communications Equipment — 0.0% (j)

Goodman Networks, Inc. (Preference) * ‡	358	4

Internet & Direct Marketing Retail — 0.2%

MYT Holding Co. 10.00%, 6/7/2029 (a)	15,892	14,224

Specialty Retail — 0.2%

Claire’s Stores, Inc. * ‡	12	21,181

Total Preferred Stocks (Cost $26,232)		41,787

Common Stocks — 0.4%

Aerospace & Defense — 0.0% (j)

Remington Outdoor Co., Inc. * ‡	399	—	(c)

Communications Equipment — 0.0% (j)

Goodman Networks, Inc. * ‡	300	—	(c)

Diversified Financial Services — 0.0% (j)

ACC Claims Holdings LLC * ‡	7,076	71

Adelphia Recovery Trust * ‡	9,055	—	(c)

		71

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Energy Equipment & Services — 0.0% (j)

Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	368	138

Food & Staples Retailing — 0.0% (j)

Moran Foods Backstop Equity * ‡	616	616

Hotels, Restaurants & Leisure — 0.0% (j)

AMC Entertainment Holdings, Inc., Class A	96	564

Independent Power and Renewable Electricity Producers — 0.2%

Vistra Corp.	550	10,576

Media — 0.0% (j)

Clear Channel Outdoor Holdings, Inc. *	2,312	2,705

iHeartMedia, Inc., Class A *	78	719

		3,424

Oil, Gas & Consumable Fuels — 0.0% (j)

Penn Virginia Corp. *	39	449

Ultra Petroleum Corp. *	195	1

		450

Pharmaceuticals — 0.0% (j)

Advanz Pharma Corp. Ltd. (Canada) *	1,032	3,461

Software — 0.0% (j)

Avaya Holdings Corp. *	282	4,383

Specialty Retail — 0.2%

Claire’s Stores, Inc. * ‡	17	9,187

Total Common Stocks (Cost $59,151)		32,870

	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.3%

Hotels, Restaurants & Leisure — 0.0% (j)

Royal Caribbean Cruises Ltd. 4.25%, 6/15/2023 (a)	500	607

Media — 0.3%

DISH Network Corp. 3.38%, 8/15/2026	18,645	18,389

Liberty Interactive LLC 4.00%, 11/15/2029	2,570	1,889

3.75%, 2/15/2030	4,448	3,264

		23,542

Oil, Gas & Consumable Fuels — 0.0% (j)

Whiting Petroleum Corp. 1.25%, 4/1/2020 (b)	2,580	593

Total Convertible Bonds (Cost $23,194)		24,742

INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% (j)

Oil, Gas & Consumable Fuels — 0.0% (j)

Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD *	818	29

Wireless Telecommunication Services — 0.0% (j)

iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡	586	4,395

Total Warrants (Cost $10,491)		4,424

	NO. OF RIGHTS (000)
Rights — 0.0% (j)

Independent Power and Renewable Electricity Producers — 0.0% (j)

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	2,797	3,077

	SHARES (000)
Convertible Preferred Stocks — 0.0% (j)

Automobiles — 0.0% (j)

General Motors Co. 5.25%, 3/6/2032 ‡	973	—	(c)

General Motors Corp. — Automotive Division 1.50%, 7/15/2033 ‡	953	—	(c)

Total Convertible Preferred Stocks (Cost $—)		—	(c)

SHORT-TERM INVESTMENTS — 12.9%

INVESTMENT COMPANIES — 12.9%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (n) (o) (Cost $1,192,070)	1,192,070	1,192,070

Total Investments — 98.9% (Cost $9,239,820)		9,145,936
Other Assets Less Liabilities — 1.1%		102,059

NET ASSETS — 100.0%		9,247,995

Percentages indicated are based on net assets.

Abbreviations

DIP	Debtor-in-Possession
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	181

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Amount rounds to less than one thousand.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2020.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.
(j)	Amount rounds to less than 0.1% of net assets.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of August 31, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of August 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Centrally Cleared Credit default swap contracts outstanding — sell protection (a) as of August 31, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.34-V8	5.00	Quarterly	6/20/2025	3.64	USD 292,500	(1,417)	19,817	18,400

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 31.2%

Aerospace & Defense — 0.4%

Bombardier, Inc. (Canada)

6.00%, 10/15/2022 (a)	338	287

7.50%, 12/1/2024 (a)	589	442

7.50%, 3/15/2025 (a)	5,000	3,675

BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	1,885	1,975

Howmet Aerospace, Inc.

5.13%, 10/1/2024	4,373	4,691

5.90%, 2/1/2027	3,054	3,453

6.75%, 1/15/2028	118	137

5.95%, 2/1/2037	110	124

TransDigm, Inc. 6.25%, 3/15/2026 (a)	5,712	6,027

Triumph Group, Inc.

5.25%, 6/1/2022	50	39

6.25%, 9/15/2024 (a)	2,566	2,099

7.75%, 8/15/2025	2,540	1,505

		24,454

Air Freight & Logistics — 0.1%

XPO Logistics, Inc.

6.13%, 9/1/2023 (a)	3,005	3,054

6.75%, 8/15/2024 (a)	3,998	4,251

		7,305

Airlines — 0.0% (b)

United Airlines Holdings, Inc.

5.00%, 2/1/2024	266	240

4.88%, 1/15/2025	388	333

		573

Auto Components — 0.9%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	3,620	3,394

Adient US LLC 7.00%, 5/15/2026 (a)	4,760	5,113

Allison Transmission, Inc.

5.00%, 10/1/2024 (a)	2,130	2,151

4.75%, 10/1/2027 (a)	1,648	1,722

5.88%, 6/1/2029 (a)	3,485	3,817

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025	9,630	9,931

6.25%, 3/15/2026	828	844

6.50%, 4/1/2027	3,140	3,226

Clarios Global LP

6.25%, 5/15/2026 (a)	2,900	3,076

8.50%, 5/15/2027 (a)	2,780	2,952

Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	884	499

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	2,380	2,508

Dana, Inc. 5.38%, 11/15/2027	2,745	2,911

Delphi Technologies plc 5.00%, 10/1/2025 (a)	2,940	3,370

Goodyear Tire & Rubber Co. (The)

5.13%, 11/15/2023	813	814

5.00%, 5/31/2026	503	505

4.88%, 3/15/2027	118	118

Icahn Enterprises LP

6.25%, 2/1/2022	1,575	1,593

6.75%, 2/1/2024	370	381

4.75%, 9/15/2024	500	516

6.25%, 5/15/2026	4,191	4,474

IHO Verwaltungs GmbH (Germany) 4.75% (cash), 9/15/2026 (a) (c)	4,960	5,031

JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	331	352

Tenneco, Inc.

5.38%, 12/15/2024	540	416

5.00%, 7/15/2026	1,335	978

		60,692

Automobiles — 0.0% (b)

General Motors Co. 5.00%, 4/1/2035	240	260

Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	840

		1,100

Banks — 0.9%

Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (d) (e) (f) (g)	3,700	3,710

Bank of America Corp.

Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (d) (e) (g)	716	804

Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (d) (e) (g)	34	39

Barclays plc (United Kingdom) (USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (d) (e) (g)	9,750	10,326

CIT Group, Inc. 5.25%, 3/7/2025	1,094	1,192

Citigroup, Inc.

Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (d) (e) (g)	43	43

(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (d) (e) (g)	865	906

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	183

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (d) (e) (g)	4,714	5,091

Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d) (e) (g)	83	94

Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (d) (e) (g)	200	237

Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024 (a)	2,600	2,444

ING Groep NV (Netherlands) (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (d) (e) (f) (g)	900	948

National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (e)	1,400	1,559

Natwest Group plc (United Kingdom)

(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (d) (e) (g)	5,500	5,781

6.00%, 12/19/2023	665	750

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (g)	12,295	12,952

Societe Generale SA (France)

(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (d) (e) (g)	739	765

(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (d) (e) (g)	200	228

Standard Chartered plc (United Kingdom) (USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022 (a) (d) (e) (g)	500	526

UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (e)	5,096	5,271

Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%), 5.57%, 10/5/2020 (d) (e) (g)	4,738	4,763

		58,429

Building Products — 0.4%

Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	125	130

American Woodmark Corp. 4.88%, 3/15/2026 (a)	1,525	1,552

Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	1,696	1,849

Elementia SAB de CV (Mexico) 5.50%, 1/15/2025 (f)	1,400	1,299

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued

James Hardie International Finance DAC

4.75%, 1/15/2025 (a)	450	464

5.00%, 1/15/2028 (a)	500	531

JELD-WEN, Inc.

6.25%, 5/15/2025 (a)	1,015	1,090

4.63%, 12/15/2025 (a)	440	442

4.88%, 12/15/2027 (a)	950	988

Masonite International Corp.

5.75%, 9/15/2026 (a)	3,330	3,496

5.38%, 2/1/2028 (a)	2,710	2,900

PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	265	283

Standard Industries, Inc.

6.00%, 10/15/2025 (a)	205	211

5.00%, 2/15/2027 (a)	340	355

4.75%, 1/15/2028 (a)	7,193	7,570

3.38%, 1/15/2031 (a)	1,064	1,056

Summit Materials LLC

5.13%, 6/1/2025 (a)	260	263

6.50%, 3/15/2027 (a)	1,145	1,222

		25,701

Capital Markets — 0.4%

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023 (a) (d) (e) (g)	9,000	9,707

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (d) (e) (g)	4,760	4,849

Goldman Sachs Group, Inc. (The)

Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (d) (e) (g)	5,070	4,867

Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (d) (e) (g)	4,072	4,213

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	1,150	1,196

MSCI, Inc. 5.38%, 5/15/2027 (a)	2,543	2,746

UBS Group AG (Switzerland) (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (d) (e) (f) (g)	250	283

		27,861

Chemicals — 0.8%

Axalta Coating Systems LLC

4.88%, 8/15/2024 (a)	800	820

4.75%, 6/15/2027 (a)	3,740	3,917

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — continued

Chemours Co. (The)

6.63%, 5/15/2023	970	975

7.00%, 5/15/2025	7,326	7,491

CVR Partners LP 9.25%, 6/15/2023 (a)	2,392	2,350

GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	3,485	3,624

Hexion, Inc. 7.88%, 7/15/2027 (a)	3,110	3,118

Huntsman International LLC 5.13%, 11/15/2022	200	215

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	2,500	2,530

Nouryon Holding BV (Netherlands) 8.00%, 10/1/2026 (a)	6,070	6,502

NOVA Chemicals Corp. (Canada)

4.88%, 6/1/2024 (a)	3,250	3,226

5.00%, 5/1/2025 (a)	1,272	1,272

5.25%, 6/1/2027 (a)	3,451	3,338

Olin Corp. 5.63%, 8/1/2029	2,620	2,620

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	150	148

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026	1,775	1,901

4.50%, 10/15/2029	2,975	3,183

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	2,026	2,032

Tronox, Inc. 6.50%, 4/15/2026 (a)	1,804	1,858

Valvoline, Inc. 4.38%, 8/15/2025	15	16

		51,136

Commercial Services & Supplies — 0.5%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	2,689	2,750

ADT Security Corp. (The)

4.13%, 6/15/2023	246	257

4.88%, 7/15/2032 (a)	1,405	1,503

Allied Universal Holdco LLC

6.63%, 7/15/2026 (a)	1,542	1,654

9.75%, 7/15/2027 (a)	72	80

Aramark Services, Inc.

5.00%, 4/1/2025 (a)	620	626

5.00%, 2/1/2028 (a)	4,951	4,957

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	995	1,033

Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	2,860	3,000

Covanta Holding Corp.

5.88%, 3/1/2024	200	204

5.88%, 7/1/2025	1,390	1,450

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued

GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	1,750	1,761

Harsco Corp. 5.75%, 7/31/2027 (a)	139	145

Nielsen Co. Luxembourg SARL (The)

5.50%, 10/1/2021 (a)	125	125

5.00%, 2/1/2025 (a)	146	149

Nielsen Finance LLC 5.00%, 4/15/2022 (a)	5,180	5,185

Prime Security Services Borrower LLC

5.25%, 4/15/2024 (a)	653	692

5.75%, 4/15/2026 (a)	4,665	5,156

		30,727

Communications Equipment — 0.4%

CommScope Technologies LLC 6.00%, 6/15/2025 (a)	4,096	4,199

CommScope, Inc.

5.50%, 3/1/2024 (a)	170	176

6.00%, 3/1/2026 (a)	7,760	8,244

8.25%, 3/1/2027 (a)	4,945	5,353

Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,846

Plantronics, Inc. 5.50%, 5/31/2023 (a)	2,380	2,247

		23,065

Construction & Engineering — 0.1%

AECOM 5.13%, 3/15/2027	1,928	2,114

Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048	2,091	2,330

Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034 (f)	3,378	2,486

		6,930

Consumer Finance — 1.2%

AerCap Ireland Capital DAC (Ireland)

5.00%, 10/1/2021	2,164	2,226

4.50%, 9/15/2023	2,900	2,980

Ally Financial, Inc.

4.13%, 2/13/2022	35	36

5.13%, 9/30/2024	128	143

4.63%, 3/30/2025	1,366	1,511

5.75%, 11/20/2025	5,925	6,652

8.00%, 11/1/2031	418	568

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	5,500	5,323

5.13%, 10/1/2023 (a)	160	156

5.25%, 5/15/2024 (a)	355	344

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	185

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	1,166	962

Ford Motor Credit Co. LLC

3.22%, 1/9/2022	934	929

3.09%, 1/9/2023	2,350	2,336

3.37%, 11/17/2023	2,620	2,634

4.69%, 6/9/2025	7,970	8,188

4.39%, 1/8/2026	1,500	1,526

4.54%, 8/1/2026	3,245	3,312

4.27%, 1/9/2027	13,840	13,943

4.13%, 8/17/2027	2,620	2,616

General Motors Financial Co., Inc. 5.25%, 3/1/2026	270	307

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a) (c)	3,580	2,111

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.27%, 12/21/2065 (a) (e)	1,135	621

Navient Corp. 6.13%, 3/25/2024	5,680	5,951

OneMain Finance Corp.

6.13%, 5/15/2022	245	257

5.63%, 3/15/2023	272	288

6.88%, 3/15/2025	935	1,054

7.13%, 3/15/2026	3,197	3,669

6.63%, 1/15/2028	4,603	5,255

Park Aerospace Holdings Ltd. (Ireland)

4.50%, 3/15/2023 (a)	2,496	2,382

5.50%, 2/15/2024 (a)	990	976

		79,256

Containers & Packaging — 0.8%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	2,246	2,342

5.25%, 8/15/2027 (a)	8,782	9,136

Ball Corp. 4.00%, 11/15/2023	40	43

Berry Global, Inc.

5.13%, 7/15/2023	80	81

4.50%, 2/15/2026 (a)	525	535

4.88%, 7/15/2026 (a)	7,076	7,519

Crown Americas LLC 4.75%, 2/1/2026	860	897

Greif, Inc. 6.50%, 3/1/2027 (a)	1,690	1,800

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	7,145	7,663

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)	5,060	5,136

7.25%, 4/15/2025 (a)	5,185	5,041

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued

OI European Group BV 4.00%, 3/15/2023 (a)	14	14

Sealed Air Corp.

5.13%, 12/1/2024 (a)	1,995	2,195

5.50%, 9/15/2025 (a)	250	280

Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,162

Trivium Packaging Finance BV (Netherlands)

5.50%, 8/15/2026 (a) (h)	6,991	7,372

8.50%, 8/15/2027 (a) (h)	1,545	1,700

		52,916

Distributors — 0.2%

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,207	4,386

Wolverine Escrow LLC

8.50%, 11/15/2024 (a)	2,565	1,975

9.00%, 11/15/2026 (a)	5,895	4,539

		10,900

Diversified Consumer Services — 0.1%

Service Corp. International

5.38%, 5/15/2024	300	305

7.50%, 4/1/2027	535	647

4.63%, 12/15/2027	2,455	2,645

5.13%, 6/1/2029	3,309	3,667

3.38%, 8/15/2030	1,426	1,453

		8,717

Diversified Financial Services — 0.2%

MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	1,203	1,221

Refinitiv US Holdings, Inc.

6.25%, 5/15/2026 (a)	2,967	3,185

8.25%, 11/15/2026 (a)	201	223

Sabre GLBL, Inc.

5.38%, 4/15/2023 (a)	4,975	5,026

5.25%, 11/15/2023 (a)	875	868

		10,523

Diversified Telecommunication Services — 2.9%

Altice France Holding SA (Luxembourg)

10.50%, 5/15/2027 (a)	5,232	5,997

6.00%, 2/15/2028 (a)	1,450	1,450

Altice France SA (France)

7.38%, 5/1/2026 (a)	11,290	11,986

8.13%, 2/1/2027 (a)	400	446

5.50%, 1/15/2028 (a)	3,500	3,675

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

CCO Holdings LLC

5.38%, 5/1/2025 (a)	265	273

5.75%, 2/15/2026 (a)	10,531	11,037

5.50%, 5/1/2026 (a)	3,082	3,221

5.13%, 5/1/2027 (a)	18,685	19,899

5.88%, 5/1/2027 (a)	3,524	3,705

5.00%, 2/1/2028 (a)	12,412	13,126

5.38%, 6/1/2029 (a)	1,229	1,351

4.75%, 3/1/2030 (a)	4,817	5,175

4.25%, 2/1/2031 (a)	4,673	4,882

CenturyLink, Inc.

Series W, 6.75%, 12/1/2023	388	430

Series Y, 7.50%, 4/1/2024	3,707	4,203

5.63%, 4/1/2025	2,711	2,924

5.13%, 12/15/2026 (a)	6,300	6,533

4.00%, 2/15/2027 (a)	5,090	5,172

Series G, 6.88%, 1/15/2028	17	19

Cincinnati Bell, Inc.

7.00%, 7/15/2024 (a)	1,740	1,799

8.00%, 10/15/2025 (a)	325	347

DKT Finance ApS (Denmark) 9.38%, 6/17/2023 (a)	1,150	1,159

Embarq Corp. 8.00%, 6/1/2036	1,643	1,970

Frontier Communications Corp.

7.63%, 4/15/2024 (i)	158	66

6.88%, 1/15/2025 (i)	357	142

11.00%, 9/15/2025 (i)	369	158

8.50%, 4/1/2026 (a) (h) (i)	2,274	2,302

8.00%, 4/1/2027 (a) (h) (i)	5,235	5,261

Intelsat Jackson Holdings SA (Luxembourg)

5.50%, 8/1/2023 (i)	8,602	5,720

8.00%, 2/15/2024 (a) (h) (i)	5,129	5,232

8.50%, 10/15/2024 (a) (i)	5,163	3,511

9.75%, 7/15/2025 (a) (i)	1,765	1,218

Level 3 Financing, Inc.

5.63%, 2/1/2023	42	42

5.38%, 1/15/2024	375	379

5.38%, 5/1/2025	4,436	4,569

5.25%, 3/15/2026	3,416	3,562

4.63%, 9/15/2027 (a)	5,776	6,050

SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044 (a)	110	114

Sprint Capital Corp. 6.88%, 11/15/2028	148	189

8.75%, 3/15/2032	12,816	19,358

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

Telecom Italia Capital SA (Italy)

6.38%, 11/15/2033	6,765	8,421

6.00%, 9/30/2034	2,211	2,686

7.72%, 6/4/2038	3,920	5,461

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	500	552

Virgin Media Secured Finance plc (United Kingdom)

5.50%, 8/15/2026 (a)	2,560	2,698

5.50%, 5/15/2029 (a)	6,015	6,503

Windstream Services LLC 8.63%, 10/31/2025 (a) (h) (i)	477	289

		195,262

Electric Utilities — 0.5%

Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030 (a)	500	599

Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,100	1,294

Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021 (f)	3,900	3,806

Fenix Power Peru SA (Peru) 4.32%, 9/20/2027 (f)	2,678	2,692

Inkia Energy Ltd. (Peru) 5.88%, 11/9/2027 (f)	2,200	2,321

Instituto Costarricense de Electricidad (Costa Rica)

6.95%, 11/10/2021 (f)	1,300	1,300

6.38%, 5/15/2043 (f)	690	535

NextEra Energy Operating Partners LP

4.25%, 7/15/2024 (a)	213	227

4.25%, 9/15/2024 (a)	52	55

4.50%, 9/15/2027 (a)	201	220

NRG Energy, Inc.

7.25%, 5/15/2026	2,315	2,475

6.63%, 1/15/2027	495	530

5.75%, 1/15/2028	3,166	3,444

5.25%, 6/15/2029 (a)	294	320

PG&E Corp. 5.00%, 7/1/2028	4,100	4,090

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	501	526

5.63%, 2/15/2027 (a)	1,370	1,449

5.00%, 7/31/2027 (a)	3,380	3,585

		29,468

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	187

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electrical Equipment — 0.0% (b)

Sensata Technologies BV

4.88%, 10/15/2023 (a)	255	269

5.63%, 11/1/2024 (a)	200	218

5.00%, 10/1/2025 (a)	517	562

		1,049

Electronic Equipment, Instruments & Components — 0.2%

CDW LLC

5.50%, 12/1/2024	390	433

5.00%, 9/1/2025	468	485

4.25%, 4/1/2028	6,300	6,584

Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	2,770	2,922

		10,424

Energy Equipment & Services — 0.2%

Archrock Partners LP 6.88%, 4/1/2027 (a)	1,701	1,752

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,575	1,609

Nabors Industries, Inc. 5.75%, 2/1/2025	414	119

Precision Drilling Corp. (Canada)

7.75%, 12/15/2023	75	59

5.25%, 11/15/2024	201	141

7.13%, 1/15/2026 (a)	3,376	2,295

Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (a)	660	251

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	4,650	4,165

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	259	215

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	313	275

Transocean, Inc.

7.25%, 11/1/2025 (a)	8	3

7.50%, 1/15/2026 (a)	464	144

8.00%, 2/1/2027 (a)	1,645	503

		11,531

Entertainment — 0.4%

AMC Entertainment Holdings, Inc.

10.50%, 4/24/2026 (a)	915	787

12.00% (PIK), 6/15/2026 (a) (c)	2,432	874

Cinemark USA, Inc. 4.88%, 6/1/2023	3,316	3,051

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)	3,410	3,350

5.63%, 3/15/2026 (a)	643	633

6.50%, 5/15/2027 (a)	1,985	2,169

4.75%, 10/15/2027 (a)	1,820	1,722

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — continued

Netflix, Inc.

5.88%, 2/15/2025	50	58

4.88%, 4/15/2028	3,845	4,451

5.88%, 11/15/2028	5,335	6,549

5.38%, 11/15/2029 (a)	202	243

4.88%, 6/15/2030 (a)	1,855	2,149

WMG Acquisition Corp. 5.50%, 4/15/2026 (a)	525	546

		26,582

Equity Real Estate Investment Trusts (REITs) — 0.7%

Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	3,421	2,788

ESH Hospitality, Inc.

5.25%, 5/1/2025 (a)	3,700	3,755

4.63%, 10/1/2027 (a)	1,915	1,915

GEO Group, Inc. (The) 5.88%, 10/15/2024	250	196

GLP Capital LP

5.25%, 6/1/2025	225	243

5.75%, 6/1/2028	250	285

HAT Holdings I LLC 5.25%, 7/15/2024 (a)	483	506

Iron Mountain, Inc.

4.88%, 9/15/2027 (a)	3,444	3,572

5.25%, 3/15/2028 (a)	763	803

4.88%, 9/15/2029 (a)	1,325	1,377

MGM Growth Properties Operating Partnership LP

5.63%, 5/1/2024	4,022	4,344

5.75%, 2/1/2027	2,400	2,655

MPT Operating Partnership LP 4.63%, 8/1/2029	1,472	1,571

RHP Hotel Properties LP 5.00%, 4/15/2023	875	860

4.75%, 10/15/2027	5,575	5,073

SBA Communications Corp. 4.88%, 9/1/2024	1,225	1,258

Uniti Group LP

6.00%, 4/15/2023 (a)	4,795	4,845

8.25%, 10/15/2023	99	98

7.13%, 12/15/2024 (a)	65	62

VICI Properties LP

3.50%, 2/15/2025 (a)	590	591

4.25%, 12/1/2026 (a)	3,443	3,521

3.75%, 2/15/2027 (a)	1,945	1,940

4.63%, 12/1/2029 (a)	1,532	1,593

4.13%, 8/15/2030 (a)	2,240	2,246

		46,097

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food & Staples Retailing — 0.4%

Albertsons Cos., Inc.

6.63%, 6/15/2024	467	482

5.75%, 3/15/2025	6,124	6,293

3.25%, 3/15/2026 (a)	1,787	1,823

7.50%, 3/15/2026 (a)	1,480	1,654

4.63%, 1/15/2027 (a)	1,755	1,854

5.88%, 2/15/2028 (a)	1,317	1,422

3.50%, 3/15/2029 (a)	1,783	1,796

4.88%, 2/15/2030 (a)	1,160	1,247

Cencosud SA (Chile) 6.63%, 2/12/2045 (f)	2,600	3,032

New Albertsons LP

6.63%, 6/1/2028	8	9

7.45%, 8/1/2029	113	128

8.00%, 5/1/2031	870	1,000

Rite Aid Corp.

7.50%, 7/1/2025 (a)	2,814	2,814

8.00%, 11/15/2026 (a)	3,876	3,924

Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	1,123

		28,601

Food Products — 0.5%

B&G Foods, Inc. 5.25%, 4/1/2025	2,741	2,836

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	1,640	1,740

Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	650	650

JBS USA LUX SA

5.88%, 7/15/2024 (a)	299	305

5.75%, 6/15/2025 (a)	1,228	1,268

6.75%, 2/15/2028 (a)	1,253	1,386

6.50%, 4/15/2029 (a)	757	859

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	4,405	4,609

Pilgrim’s Pride Corp.

5.75%, 3/15/2025 (a)	2,695	2,769

5.88%, 9/30/2027 (a)	397	422

Post Holdings, Inc.

5.00%, 8/15/2026 (a)	2,852	2,960

5.75%, 3/1/2027 (a)	342	361

5.63%, 1/15/2028 (a)	100	107

5.50%, 12/15/2029 (a)	4,455	4,884

4.63%, 4/15/2030 (a)	1,095	1,143

Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	3,000	3,045

		29,344

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — 0.1%

AmeriGas Partners LP

5.63%, 5/20/2024	189	206

5.50%, 5/20/2025	3,952	4,338

5.88%, 8/20/2026	2,038	2,309

5.75%, 5/20/2027	277	312

		7,165

Health Care Equipment & Supplies — 0.2%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,257	2,387

Hill-Rom Holdings, Inc.

5.00%, 2/15/2025 (a)	1,093	1,129

4.38%, 9/15/2027 (a)	3,560	3,723

Hologic, Inc. 4.38%, 10/15/2025 (a)	4,315	4,404

Teleflex, Inc. 4.88%, 6/1/2026	386	403

		12,046

Health Care Providers & Services — 2.0%

Acadia Healthcare Co., Inc.

5.63%, 2/15/2023	738	748

6.50%, 3/1/2024	211	217

Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	375	370

Centene Corp.

4.75%, 1/15/2025	421	433

5.25%, 4/1/2025 (a)	873	906

5.38%, 6/1/2026 (a)	7,395	7,819

4.25%, 12/15/2027	3,261	3,424

4.63%, 12/15/2029	3,950	4,329

3.38%, 2/15/2030	1,140	1,186

Community Health Systems, Inc.

6.25%, 3/31/2023	4,288	4,299

8.63%, 1/15/2024 (a)	5,285	5,523

8.13%, 6/30/2024 (a)	815	566

8.00%, 3/15/2026 (a)	101	105

DaVita, Inc. 3.75%, 2/15/2031 (a)	3,063	3,023

Encompass Health Corp.

5.75%, 11/1/2024	378	380

5.75%, 9/15/2025	1,960	2,027

4.50%, 2/1/2028	4,630	4,748

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	1,122	494

HCA, Inc.

5.88%, 5/1/2023	355	389

5.38%, 2/1/2025	2,180	2,455

5.88%, 2/15/2026	15,089	17,277

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	189

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

5.25%, 6/15/2026	145	171

5.63%, 9/1/2028	11,934	14,193

5.88%, 2/1/2029	17,085	20,752

3.50%, 9/1/2030	1,515	1,589

Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a) (c)	456	463

Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	1,018	692

Tenet Healthcare Corp.

6.75%, 6/15/2023	1,765	1,880

4.63%, 7/15/2024	1,712	1,751

4.63%, 9/1/2024 (a)	86	88

5.13%, 5/1/2025	3,302	3,368

4.88%, 1/1/2026 (a)	9,842	10,236

6.25%, 2/1/2027 (a)	10,278	10,792

5.13%, 11/1/2027 (a)	2,291	2,417

		129,110

Health Care Technology — 0.1%

IQVIA, Inc.

5.00%, 10/15/2026 (a)	2,787	2,912

5.00%, 5/15/2027 (a)	2,912	3,065

		5,977

Hotels, Restaurants & Leisure — 1.5%

1011778 BC ULC (Canada)

4.25%, 5/15/2024 (a)	1,658	1,689

5.00%, 10/15/2025 (a)	2,725	2,799

3.88%, 1/15/2028 (a)	1,970	2,019

Boyd Gaming Corp.

6.38%, 4/1/2026	2,069	2,157

6.00%, 8/15/2026	1,625	1,704

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	594	630

Caesars Resort Collection LLC 5.25%, 10/15/2025 (a)	2,240	2,145

CCM Merger, Inc. 6.00%, 3/15/2022 (a)	1,038	1,033

Cedar Fair LP

5.38%, 4/15/2027	24	24

5.25%, 7/15/2029	1,975	1,914

Cirsa Finance International SARL (Spain) 7.88%, 12/20/2023 (a)	1,820	1,638

Colt Merger Sub, Inc. 5.75%, 7/1/2025 (a)	234	245

Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	726	617

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	851	774

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	1,032	1,130

Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (a)	982	825

Hilton Domestic Operating Co., Inc.

5.13%, 5/1/2026	4,492	4,638

4.88%, 1/15/2030	1,404	1,446

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	459	474

Hilton Worldwide Finance LLC

4.63%, 4/1/2025	1,379	1,393

4.88%, 4/1/2027	3,059	3,135

International Game Technology plc

6.25%, 2/15/2022 (a)	1,227	1,261

6.50%, 2/15/2025 (a)	1,825	1,985

6.25%, 1/15/2027 (a)	3,085	3,380

IRB Holding Corp. 6.75%, 2/15/2026 (a)	858	872

KFC Holding Co. 4.75%, 6/1/2027 (a)	1,440	1,512

Marriott Ownership Resorts, Inc.

6.50%, 9/15/2026	3,565	3,703

4.75%, 1/15/2028	18	17

Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	2,966

MGM Resorts International

6.00%, 3/15/2023	745	786

5.75%, 6/15/2025	4,419	4,736

4.63%, 9/1/2026	4,428	4,505

5.50%, 4/15/2027	4,150	4,389

Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	431

Royal Caribbean Cruises Ltd.

10.88%, 6/1/2023 (a)	1,180	1,301

11.50%, 6/1/2025 (a)	3,418	3,965

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,321	4,275

Six Flags Entertainment Corp.

4.88%, 7/31/2024 (a)	3,291	3,191

5.50%, 4/15/2027 (a)	1,740	1,697

Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	3,716	3,961

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Station Casinos LLC

5.00%, 10/1/2025 (a)	3,136	3,099

4.50%, 2/15/2028 (a)	760	722

Wyndham Destinations, Inc.

4.25%, 3/1/2022	8	8

6.35%, 10/1/2025 (h)	143	150

5.75%, 4/1/2027 (h)	1,508	1,546

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	5,189	5,137

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	4,453	4,342

Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	3,563	3,928

		100,294

Household Durables — 0.4%

Lennar Corp. 5.88%, 11/15/2024	117	131

4.75%, 5/30/2025	874	957

5.25%, 6/1/2026	4,166	4,701

5.00%, 6/15/2027	1,100	1,251

Newell Brands, Inc.

4.70%, 4/1/2026 (h)	6,000	6,496

5.87%, 4/1/2036 (h)	2,780	3,128

PulteGroup, Inc. 5.00%, 1/15/2027	1,460	1,664

Tempur Sealy International, Inc.

5.63%, 10/15/2023	1,162	1,182

5.50%, 6/15/2026	6,754	7,067

Toll Brothers Finance Corp. 3.80%, 11/1/2029	595	628

		27,205

Household Products — 0.3%

Central Garden & Pet Co. 5.13%, 2/1/2028	2,775	2,942

Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	5,700	6,243

Spectrum Brands, Inc.

6.13%, 12/15/2024	673	693

5.75%, 7/15/2025	4,325	4,465

5.00%, 10/1/2029 (a)	2,578	2,681

		17,024

Independent Power and Renewable Electricity Producers — 0.2%

AES Corp. (The)

5.50%, 4/15/2025	3,838	3,953

5.13%, 9/1/2027	500	540

Calpine Corp.

5.25%, 6/1/2026 (a)	6,286	6,562

4.63%, 2/1/2029 (a)	1,000	1,022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — continued

Clearway Energy Operating LLC

5.75%, 10/15/2025	55	58

5.00%, 9/15/2026	316	332

		12,467

Industrial Conglomerates — 0.0% (b)

Grupo KUO SAB de CV (Mexico) 5.75%, 7/7/2027 (a)	1,100	1,035

Insurance — 0.0% (b)

Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (e)	600	720

Internet & Direct Marketing Retail — 0.1%

Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	551	585

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	2,900	2,666

		3,251

IT Services — 0.1%

Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	1,515	1,560

Exela Intermediate LLC 10.00%, 7/15/2023 (a)	998	289

Gartner, Inc. 5.13%, 4/1/2025 (a)	1,813	1,886

VeriSign, Inc. 4.75%, 7/15/2027	5	5

		3,740

Leisure Products — 0.2%

Mattel, Inc.

3.15%, 3/15/2023	765	752

6.75%, 12/31/2025 (a)	8,363	8,875

5.88%, 12/15/2027 (a)	2,635	2,866

Vista Outdoor, Inc. 5.88%, 10/1/2023	350	356

		12,849

Life Sciences Tools & Services — 0.1%

Avantor, Inc. 6.00%, 10/1/2024 (a)	7,180	7,521

Machinery — 0.2%

Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	116	123

ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	530	536

Colfax Corp.

6.00%, 2/15/2024 (a)	1,935	2,008

6.38%, 2/15/2026 (a)	23	25

EnPro Industries, Inc. 5.75%, 10/15/2026	265	277

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	191

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Machinery — continued

Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)	130	127

RBS Global, Inc. 4.88%, 12/15/2025 (a)	2,525	2,586

SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	295	310

Tennant Co. 5.63%, 5/1/2025	679	705

Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,085	2,172

Wabash National Corp. 5.50%, 10/1/2025 (a)	660	653

Welbilt, Inc. 9.50%, 2/15/2024	295	299

		9,821

Marine — 0.1%

MV24 Capital BV (Brazil)

6.75%, 6/1/2034 (a)	4,300	4,439

6.75%, 6/1/2034 (f)	488	503

		4,942

Media — 2.4%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	7,710	8,228

AMC Networks, Inc.

5.00%, 4/1/2024	2,730	2,782

4.75%, 8/1/2025	1,785	1,847

Charter Communications Operating LLC

4.91%, 7/23/2025	30	35

6.38%, 10/23/2035	221	305

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024	4,560	4,469

5.13%, 8/15/2027 (a)	11,409	11,526

CSC Holdings LLC

6.75%, 11/15/2021	115	121

5.25%, 6/1/2024	1,168	1,264

5.50%, 4/15/2027 (a)	400	427

5.38%, 2/1/2028 (a)	210	224

6.50%, 2/1/2029 (a)	6,970	7,854

Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	369	332

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	9,755	7,609

DISH DBS Corp.

6.75%, 6/1/2021	730	748

5.88%, 7/15/2022	580	612

5.00%, 3/15/2023	704	729

5.88%, 11/15/2024	24,468	25,863

7.75%, 7/1/2026	8,220	9,412

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Entercom Media Corp.

7.25%, 11/1/2024 (a)	2,875	2,300

6.50%, 5/1/2027 (a)	1,123	957

GCI LLC

6.63%, 6/15/2024 (a)	615	649

6.88%, 4/15/2025	1,725	1,787

Gray Television, Inc.

5.13%, 10/15/2024 (a)	109	111

5.88%, 7/15/2026 (a)	1,237	1,283

7.00%, 5/15/2027 (a)	3,427	3,719

iHeartCommunications, Inc.

6.38%, 5/1/2026	3,253	3,384

8.38%, 5/1/2027	1,354	1,361

5.25%, 8/15/2027 (a)	3,128	3,120

Lamar Media Corp.

5.00%, 5/1/2023	7	7

5.75%, 2/1/2026	1,030	1,074

3.75%, 2/15/2028 (a)	710	709

4.00%, 2/15/2030 (a)	500	511

Liberty Interactive LLC 8.25%, 2/1/2030	275	296

Meredith Corp. 6.88%, 2/1/2026	4,270	3,709

Midcontinent Communications 5.38%, 8/15/2027 (a)	326	337

Nexstar Broadcasting, Inc.

5.63%, 8/1/2024 (a)	1,235	1,267

5.63%, 7/15/2027 (a)	5,683	5,996

Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	3,463	3,401

Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	236

Sinclair Television Group, Inc.

5.63%, 8/1/2024 (a)	890	890

5.88%, 3/15/2026 (a)	184	184

5.13%, 2/15/2027 (a)	3,210	3,122

Sirius XM Radio, Inc.

4.63%, 7/15/2024 (a)	202	210

5.38%, 7/15/2026 (a)	1,264	1,322

5.00%, 8/1/2027 (a)	10,277	10,901

5.50%, 7/1/2029 (a)	1,664	1,828

TEGNA, Inc.

4.63%, 3/15/2028 (a)	1,360	1,374

5.00%, 9/15/2029 (a)	2,090	2,102

Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,551

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	3,027

ViacomCBS, Inc.

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (e)	530	550

(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (e)	509	567

Videotron Ltd. (Canada)

5.38%, 6/15/2024 (a)	190	207

5.13%, 4/15/2027 (a)	7,040	7,445

Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	1,105

Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	2,363	2,484

4.88%, 1/15/2030 (a)	2,750	2,916

		163,386

Metals & Mining — 0.7%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	6,290	6,506

7.00%, 9/30/2026 (a)	945	1,011

6.13%, 5/15/2028 (a)	2,625	2,835

Allegheny Technologies, Inc. 7.88%, 8/15/2023 (h)	135	142

ArcelorMittal SA (Luxembourg) 7.25%, 10/15/2039 (h)	200	257

Commercial Metals Co.

4.88%, 5/15/2023	40	42

5.38%, 7/15/2027	359	381

Constellium SE

6.63%, 3/1/2025 (a)	2,610	2,688

5.88%, 2/15/2026 (f)	2,150	2,201

FMG Resources August 2006 Pty. Ltd. (Australia)

4.75%, 5/15/2022 (a)	59	61

5.13%, 3/15/2023 (a)	165	173

5.13%, 5/15/2024 (a)	174	188

4.50%, 9/15/2027 (a)	1,830	1,977

Freeport-McMoRan, Inc.

4.13%, 3/1/2028	2,488	2,601

4.38%, 8/1/2028	2,060	2,164

4.25%, 3/1/2030	1,708	1,794

5.40%, 11/14/2034	98	111

5.45%, 3/15/2043	2,072	2,330

Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041 (a)	685	814

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued

Hudbay Minerals, Inc. (Peru)

7.25%, 1/15/2023 (a)	160	162

7.63%, 1/15/2025 (a)	85	88

Indonesia Asahan Aluminium Persero PT (Indonesia)

6.53%, 11/15/2028 (f)	1,050	1,305

6.76%, 11/15/2048 (f)	3,600	4,769

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,750	3,709

Nexa Resources SA (Peru) 5.38%, 5/4/2027 (f)	1,900	2,010

Novelis Corp.

5.88%, 9/30/2026 (a)	3,762	3,930

4.75%, 1/30/2030 (a)	1,620	1,642

Steel Dynamics, Inc.

4.13%, 9/15/2025	399	408

5.00%, 12/15/2026	28	30

		46,329

Mortgage Real Estate Investment Trusts (REITs) — 0.3%

Arbor Realty Trust, Inc. Series QIB, REIT, 4.50%, 3/15/2027 (a)	20,000	17,772

Multiline Retail — 0.1%

Macy’s, Inc. 8.38%, 6/15/2025 (a)	3,100	3,253

Neiman Marcus Group Ltd. LLC 14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024 (a) (c) (i)	57	16

		3,269

Oil, Gas & Consumable Fuels — 3.8%

AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028 (f)	4,300	4,719

Antero Midstream Partners LP

5.38%, 9/15/2024	4,290	3,958

5.75%, 3/1/2027 (a)	675	602

5.75%, 1/15/2028 (a)	695	614

Antero Resources Corp.

5.13%, 12/1/2022	7,592	6,595

5.63%, 6/1/2023	300	239

Apache Corp. 4.63%, 11/15/2025	2,304	2,356

Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	3,495	2,420

Blue Racer Midstream LLC

6.13%, 11/15/2022 (a)	7,705	7,667

6.63%, 7/15/2026 (a)	905	796

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	193

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (g)	17,690	18,574

Buckeye Partners LP

4.13%, 3/1/2025 (a)	1,635	1,643

3.95%, 12/1/2026	2,260	2,240

4.13%, 12/1/2027	1,610	1,610

4.50%, 3/1/2028 (a)	1,635	1,669

5.60%, 10/15/2044	900	828

Callon Petroleum Co.

6.25%, 4/15/2023	1,687	597

6.13%, 10/1/2024	294	96

6.38%, 7/1/2026	159	47

Cenovus Energy, Inc. (Canada)

5.38%, 7/15/2025	2,950	3,002

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	350	404

Cheniere Energy Partners LP

5.25%, 10/1/2025	3,038	3,109

5.63%, 10/1/2026	32	34

4.50%, 10/1/2029	3,845	3,996

Chesapeake Energy Corp. 11.50%, 1/1/2025 (a) (i)	3,304	428

CNX Resources Corp. 5.88%, 4/15/2022	852	856

Comstock Resources, Inc.

7.50%, 5/15/2025 (a)	1,100	1,092

9.75%, 8/15/2026	1,539	1,627

Crestwood Midstream Partners LP

6.25%, 4/1/2023 (h)	340	335

5.75%, 4/1/2025	229	219

5.63%, 5/1/2027 (a)	4,235	3,886

DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022 (d) (e) (g)	235	173

DCP Midstream Operating LP

3.88%, 3/15/2023	350	354

5.38%, 7/15/2025	4,290	4,609

6.75%, 9/15/2037 (a)	124	124

5.60%, 4/1/2044	25	24

Delek Logistics Partners LP 6.75%, 5/15/2025	575	530

Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	1,725	863

Diamondback Energy, Inc. 5.38%, 5/31/2025	3,390	3,530

Ecopetrol SA (Colombia) 5.88%, 5/28/2045	4,145	4,704

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Energy Transfer Operating LP

Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (d) (e) (g)	223	168

Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(d) (e) (g)	11,705	10,217

5.30%, 4/15/2047	430	413

EnLink Midstream Partners LP

Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (d) (e) (g)	460	184

4.40%, 4/1/2024	374	346

4.15%, 6/1/2025	4,292	3,825

4.85%, 7/15/2026	1,215	1,062

EP Energy LLC

9.38%, 5/1/2024 (a) (i)	499	–	(j)

8.00%, 11/29/2024 (a) (i)	310	–	(j)

7.75%, 5/15/2026 (a) (i)	982	214

EQM Midstream Partners LP

4.75%, 7/15/2023	880	897

6.00%, 7/1/2025 (a)	1,990	2,112

Genesis Energy LP

6.00%, 5/15/2023	53	50

6.25%, 5/15/2026	455	385

7.75%, 2/1/2028	2,665	2,371

Global Partners LP

7.00%, 6/15/2023	119	119

7.00%, 8/1/2027	635	638

Gulfport Energy Corp.

6.63%, 5/1/2023	3,075	1,876

6.00%, 10/15/2024	6,189	3,682

6.38%, 1/15/2026	27	16

Hilcorp Energy I LP

5.00%, 12/1/2024 (a)	370	351

5.75%, 10/1/2025 (a)	163	153

6.25%, 11/1/2028 (a)	292	274

Leviathan Bond Ltd. (Israel)

6.13%, 6/30/2025 (f)	2,490	2,584

6.50%, 6/30/2027 (f)	2,700	2,817

6.75%, 6/30/2030 (f)	1,553	1,618

Martin Midstream Partners LP

10.00%, 2/29/2024 (a)	116	121

11.50%, 2/28/2025 (a)	527	470

Matador Resources Co. 5.88%, 9/15/2026	455	396

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

MEG Energy Corp. (Canada)

7.00%, 3/31/2024 (a)	3,481	3,455

6.50%, 1/15/2025 (a)	3,949	4,028

7.13%, 2/1/2027 (a)	2,262	2,164

MPLX LP 4.50%, 4/15/2038	750	794

Murphy Oil Corp. 5.75%, 8/15/2025	2,680	2,569

NAK Naftogaz Ukraine via Kondor Finance plc (Ukraine) 7.63%, 11/8/2026 (f)	4,700	4,583

NuStar Logistics LP

6.00%, 6/1/2026	1,579	1,652

5.63%, 4/28/2027	336	338

Oasis Petroleum, Inc.

6.88%, 3/15/2022	3,819	742

6.88%, 1/15/2023	2,458	472

6.25%, 5/1/2026 (a)	1,895	341

Occidental Petroleum Corp.

2.70%, 8/15/2022	405	398

8.00%, 7/15/2025	2,604	2,833

5.88%, 9/1/2025	1,225	1,231

8.50%, 7/15/2027	2,762	3,057

6.38%, 9/1/2028	1,225	1,239

8.88%, 7/15/2030	3,112	3,517

6.63%, 9/1/2030	1,225	1,259

Oil and Gas Holding Co. BSCC (The) (Bahrain)

7.63%, 11/7/2024 (f)	1,400	1,536

8.38%, 11/7/2028 (f)	700	802

Parsley Energy LLC

5.38%, 1/15/2025 (a)	1,140	1,161

5.25%, 8/15/2025 (a)	2,500	2,568

PBF Holding Co. LLC 6.00%, 2/15/2028 (a)	3,460	2,918

PBF Logistics LP 6.88%, 5/15/2023	195	193

Peabody Energy Corp.

6.00%, 3/31/2022 (a)	50	23

6.38%, 3/31/2025 (a)	236	79

Petroleos Mexicanos (Mexico)

7.69%, 1/23/2050 (f)	1,100	981

7.69%, 1/23/2050 (a)	800	713

6.95%, 1/28/2060 (a)	15,390	12,791

Plains All American Pipeline LP

Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (d) (e) (g)	475	333

QEP Resources, Inc.

5.38%, 10/1/2022	135	118

5.25%, 5/1/2023	85	70

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

5.63%, 3/1/2026	79	51

Range Resources Corp.

5.00%, 3/15/2023	6,465	6,441

SM Energy Co.

6.13%, 11/15/2022	3,580	2,794

5.00%, 1/15/2024	38	22

6.75%, 9/15/2026	179	88

6.63%, 1/15/2027	2,778	1,361

Southern Gas Corridor CJSC (Azerbaijan) 6.88%, 3/24/2026 (f)	3,200	3,819

Southwestern Energy Co.

6.45%, 1/23/2025 (h)	2,165	2,175

7.50%, 4/1/2026	4,275	4,296

7.75%, 10/1/2027	160	164

State Oil Co. of the Azerbaijan Republic (Azerbaijan) 6.95%, 3/18/2030 (f)	2,860	3,554

Summit Midstream Holdings LLC 5.75%, 4/15/2025	431	246

Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	740	707

Sunoco LP

4.88%, 1/15/2023	63	64

5.50%, 2/15/2026	218	225

6.00%, 4/15/2027	623	663

5.88%, 3/15/2028	19	20

Tallgrass Energy Partners LP

5.50%, 9/15/2024 (a)	224	220

5.50%, 1/15/2028 (a)	54	49

Targa Resources Partners LP

5.25%, 5/1/2023	43	43

4.25%, 11/15/2023	175	176

6.75%, 3/15/2024	2,315	2,357

5.13%, 2/1/2025	170	174

5.88%, 4/15/2026	7,125	7,499

5.38%, 2/1/2027	75	77

6.50%, 7/15/2027	3,016	3,257

5.00%, 1/15/2028	2,230	2,280

6.88%, 1/15/2029	2,240	2,475

4.88%, 2/1/2031 (a)	2,025	2,040

TerraForm Power Operating LLC

4.25%, 1/31/2023 (a)	255	264

5.00%, 1/31/2028 (a)	172	191

Transcanada Trust (Canada) (ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079 (e)	6,000	6,390

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	195

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	4,100	4,443

W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	471	342

Whiting Petroleum Corp.

5.75%, 3/15/2021 (i)	3,365	757

6.25%, 4/1/2023 (i)	2,940	662

6.63%, 1/15/2026 (i)	797	187

WPX Energy, Inc.

8.25%, 8/1/2023	1,521	1,709

5.75%, 6/1/2026	2,977	3,040

5.88%, 6/15/2028	1,000	1,015

		253,823

Paper & Forest Products — 0.0% (b)

Clearwater Paper Corp. 4.50%, 2/1/2023	206	208

Personal Products — 0.1%

Coty, Inc. 6.50%, 4/15/2026 (a)	280	231

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	2,000	2,135

Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	3,750	3,871

Revlon Consumer Products Corp. 6.25%, 8/1/2024	207	30

		6,267

Pharmaceuticals — 1.0%

Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	395	389

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	10,452	11,588

8.50%, 1/31/2027 (a)	4,349	4,784

Bausch Health Cos., Inc.

5.50%, 3/1/2023 (a)	7	7

5.88%, 5/15/2023 (a)	92	92

7.00%, 3/15/2024 (a)	2,949	3,064

6.13%, 4/15/2025 (a)	5,981	6,153

5.50%, 11/1/2025 (a)	10,779	11,127

9.00%, 12/15/2025 (a)	5,295	5,796

5.75%, 8/15/2027 (a)	2,215	2,379

7.00%, 1/15/2028 (a)	140	149

5.00%, 1/30/2028 (a)	6,204	6,111

7.25%, 5/30/2029 (a)	156	171

5.25%, 1/30/2030 (a)	2,673	2,657

Catalent Pharma Solutions, Inc.

4.88%, 1/15/2026 (a)	277	283

5.00%, 7/15/2027 (a)	980	1,033

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

Endo Dac

5.88%, 10/15/2024 (a)	700	702

9.50%, 7/31/2027 (a)	135	146

6.00%, 6/30/2028 (a)	171	132

Mallinckrodt International Finance SA

5.63%, 10/15/2023 (a)	445	89

5.50%, 4/15/2025 (a)	225	45

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	5,830	6,224

		63,121

Professional Services — 0.0% (b)

AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	420	427

Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (a)	756	821

		1,248

Real Estate Management & Development — 0.0% (b)

Celulosa Arauco y Constitucion SA (Chile) 4.25%, 4/30/2029 (f)	2,300	2,455

Kennedy-Wilson, Inc. 5.88%, 4/1/2024	54	55

		2,510

Road & Rail — 0.3%

Ashtead Capital, Inc. (United Kingdom)

4.13%, 8/15/2025 (a)	2,000	2,060

4.38%, 8/15/2027 (a)	500	520

4.00%, 5/1/2028 (a)	2,630	2,729

Avis Budget Car Rental LLC

6.38%, 4/1/2024 (a)	1,015	995

5.25%, 3/15/2025 (a)	3,436	3,279

10.50%, 5/15/2025 (a)	1,000	1,159

5.75%, 7/15/2027 (a)	648	621

Georgian Railway JSC (Georgia) 7.75%, 7/11/2022 (f)	3,000	3,120

Hertz Corp. (The)

7.63%, 6/1/2022 (a) (i)	443	385

6.25%, 10/15/2022 (i)	185	75

5.50%, 10/15/2024 (a) (i)	5,875	2,380

7.13%, 8/1/2026 (a) (i)	2,755	1,116

6.00%, 1/15/2028 (a) (i)	1,450	596

Prumo Participacoes e Investimentos S/A (Brazil)

7.50%, 12/31/2031 (a)	1,251	1,310

7.50%, 12/31/2031 (f)	894	935

		21,280

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Semiconductors & Semiconductor Equipment — 0.2%

Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	788	857

Broadcom Corp. 3.50%, 1/15/2028	870	942

Entegris, Inc. 4.63%, 2/10/2026 (a)	3,955	4,085

Qorvo, Inc. 5.50%, 7/15/2026	2,519	2,672

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	5,275	5,526

		14,082

Software — 0.2%

ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	636

Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,350	1,391

CDK Global, Inc.

4.88%, 6/1/2027	2,890	3,048

5.25%, 5/15/2029 (a)	1,639	1,788

Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (a)	445	473

Nuance Communications, Inc. 5.63%, 12/15/2026	684	725

Open Text Corp. (Canada)

5.88%, 6/1/2026 (a)	508	533

3.88%, 2/15/2028 (a)	1,235	1,271

Solera LLC 10.50%, 3/1/2024 (a)	201	211

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	4,174	4,470

		14,546

Specialty Retail — 0.6%

eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025 (a)	2,500	2,584

Gap, Inc. (The) 8.88%, 5/15/2027 (a)	2,730	3,078

L Brands, Inc.

5.25%, 2/1/2028	57	55

7.50%, 6/15/2029	1,254	1,336

6.75%, 7/1/2036	4,435	4,523

Penske Automotive Group, Inc. 5.50%, 5/15/2026	3,335	3,473

PetSmart, Inc.

7.13%, 3/15/2023 (a)	3,880	3,909

5.88%, 6/1/2025 (a)	6,781	6,976

Staples, Inc.

7.50%, 4/15/2026 (a)	8,935	7,954

10.75%, 4/15/2027 (a)	3,080	2,141

		36,029

Technology Hardware, Storage & Peripherals — 0.3%

Dell International LLC

5.88%, 6/15/2021 (a)	99	99

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued

7.13%, 6/15/2024 (a)	247	256

6.02%, 6/15/2026 (a)	4,170	4,910

EMC Corp. 3.38%, 6/1/2023	2,695	2,783

NCR Corp.

5.75%, 9/1/2027 (a)	3,770	3,958

5.00%, 10/1/2028 (a)	1,204	1,213

6.13%, 9/1/2029 (a)	3,491	3,744

Western Digital Corp. 4.75%, 2/15/2026	3,068	3,320

		20,283

Textiles, Apparel & Luxury Goods — 0.1%

Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	35	37

William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,510	3,729

		3,766

Thrifts & Mortgage Finance — 0.1%

Ladder Capital Finance Holdings LLLP

REIT, 5.25%, 10/1/2025 (a)	2,190	2,081

Nationstar Mortgage Holdings, Inc. 9.13%, 7/15/2026 (a)	440	479

Quicken Loans LLC

5.75%, 5/1/2025 (a)	983	1,012

5.25%, 1/15/2028 (a)	285	304

		3,876

Tobacco — 0.3%

BAT Capital Corp. (United Kingdom)

3.46%, 9/6/2029	11,930	12,955

4.39%, 8/15/2037	1,230	1,339

4.54%, 8/15/2047	910	991

Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,680

		16,965

Trading Companies & Distributors — 0.5%

Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	835	347

Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	2,710	2,787

Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	2,875	2,850

H&E Equipment Services, Inc. 5.63%, 9/1/2025	2,690	2,791

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	5,058	5,298

United Rentals North America, Inc.

4.63%, 10/15/2025	905	925

5.88%, 9/15/2026	2,705	2,879

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	197

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Trading Companies & Distributors — continued

5.50%, 5/15/2027	5,925	6,339

3.88%, 11/15/2027	885	923

4.88%, 1/15/2028	4,625	4,917

3.88%, 2/15/2031	2,067	2,126

WESCO Distribution, Inc.

5.38%, 6/15/2024	245	252

7.13%, 6/15/2025 (a)	1,500	1,648

		34,082

Wireless Telecommunication Services — 1.4%

C&W Senior Financing DAC (Ireland) 6.88%, 9/15/2027 (a)	2,620	2,744

Hughes Satellite Systems Corp.

5.25%, 8/1/2026	2,620	2,869

6.63%, 8/1/2026	1,919	2,173

Millicom International Cellular SA (Colombia) 5.13%, 1/15/2028 (f)	2,600	2,715

Sprint Corp.

7.25%, 9/15/2021	115	121

7.88%, 9/15/2023	1,582	1,840

7.13%, 6/15/2024	7,672	8,916

7.63%, 2/15/2025	6,859	8,214

7.63%, 3/1/2026	17,132	21,069

Telefonica Celular del Paraguay SA (Paraguay)

5.88%, 4/15/2027 (a)	800	843

5.88%, 4/15/2027 (f)	500	527

T-Mobile USA, Inc.

6.00%, 3/1/2023	200	200

6.38%, 3/1/2025	1,380	1,409

3.50%, 4/15/2025 (a)	1,990	2,199

5.13%, 4/15/2025	75	77

6.50%, 1/15/2026	10,415	10,904

4.50%, 2/1/2026	3,656	3,774

3.75%, 4/15/2027 (a)	1,995	2,256

4.75%, 2/1/2028	7,101	7,651

3.88%, 4/15/2030 (a)	1,995	2,280

United States Cellular Corp. 6.70%, 12/15/2033	790	1,025

Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (e)	3,300	3,970

		87,776

Total Corporate Bonds (Cost $2,041,131)		2,024,428

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 23.2%

20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (k)	600	548

BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	7,500	6,383

Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 6.02%, 2/10/2051 (k)	193	205

Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.51%, 3/15/2036 ‡ (a) (k)	1,000	907

BANK

Series 2019-BN21, Class XA, IO, 1.00%, 10/17/2052 (k)	125,814	8,308

Series 2019-BN23, Class XA, IO, 0.82%, 12/15/2052 (k)	38,999	2,174

Series 2019-BN23, Class E, 2.50%, 12/15/2052 ‡ (a)	3,000	2,026

Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	2,149	1,637

Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (a)	1,000	759

Series 2018-BN12, Class D, 3.00%, 5/15/2061 ‡ (a)	1,250	807

Series 2019-BN19, Class XA, IO, 1.10%, 8/15/2061 (k)	22,259	1,563

Series 2019-BN20, Class XA, IO, 0.96%, 9/15/2062 (k)	55,250	3,428

Series 2019-BN24, Class XA, IO, 0.77%, 11/15/2062 (k)	100,567	5,247

Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063 (k)	191,924	13,124

Series 2020-BN25, Class E, 2.50%, 1/15/2063 ‡ (a)	4,250	2,861

Series 2020-BN26, Class XA, IO, 1.36%, 3/15/2063 (k)	149,893	13,654

Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	3,250	2,479

Barclays Commercial Mortgage Trust

Series 2019-C4, Class D, 3.25%, 8/15/2052 ‡ (a)	3,410	2,624

Series 2019-C5, Class XA, IO, 1.02%, 11/15/2052 (k)	96,521	5,805

BBCMS Mortgage Trust Series 2018-TALL, Class E, 2.60%, 3/15/2037 (a) (k)	6,000	5,547

Benchmark Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (a)	1,900	1,517

BX Commercial Mortgage Trust Series 2020-VIV2, Class C, 3.66%, 3/9/2044 (a) (k)	25,175	23,884

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class G, 3.41%, 12/15/2037 ‡ (a) (k)	1,000	952

CD Mortgage Trust

Series 2017-CD3, Class D, 3.25%, 2/10/2050 (a)	700	532

Series 2017-CD5, Class D, 3.35%, 8/15/2050 ‡ (a)	266	176

CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.35%, 11/10/2049 ‡ (a) (k)	1,900	1,477

Citigroup Commercial Mortgage Trust

Series 2019-SMRT, Class D, 4.90%, 1/10/2036 ‡ (a) (k)	790	806

Series 2019-PRM, Class E, 4.89%, 5/10/2036 (a) (k)	4,500	4,614

Series 2012-GC8, Class D, 5.04%, 9/10/2045 ‡ (a) (k)	1,875	1,541

Series 2015-GC31, Class D, 4.19%, 6/10/2048 ‡ (k)	3,800	3,363

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,285	1,753

Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (a)	1,294	1,015

Series 2020-GC46, Class XA, IO, 1.11%, 2/15/2053 (k)	165,903	12,344

Series 2019-GC41, Class E, 3.00%, 8/10/2056 ‡ (a)	5,000	3,657

Series 2015-GC33, Class D, 3.17%, 9/10/2058 ‡	8,000	5,773

Series 2015-GC33, Class E, 4.72%, 9/10/2058 ‡ (a) (k)	4,330	2,573

Series 2019-C7, Class XA, IO, 1.01%, 12/15/2072 (k)	148,855	9,678

COMM Mortgage Trust Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	500	417

Commercial Mortgage Trust

Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (k)	1,630	1,484

Series 2020-CBM, Class E, 3.75%, 2/10/2037 ‡ (a) (k)	2,670	2,257

Series 2020-CBM, Class F, 3.75%, 2/10/2037 (a) (k)	17,870	14,296

Series 2013-CR8, Class D, 4.08%, 6/10/2046 ‡ (a) (k)	750	712

Series 2013-CR13, Class E, 5.05%, 11/10/2046 ‡ (a) (k)	1,500	871

Series 2014-UBS2, Class D, 5.16%, 3/10/2047 ‡ (a) (k)	3,210	2,648

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-CR19, Class E, 4.37%, 8/10/2047 ‡ (a) (k)	6,000	3,440

Series 2014-CR19, Class D, 4.87%, 8/10/2047 (a) (k)	2,500	2,172

Series 2014-UBS5, Class D, 3.50%, 9/10/2047 ‡ (a)	3,760	2,157

Series 2014-CR20, Class E, 3.22%, 11/10/2047 ‡ (a)	1,000	596

Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (a)	2,510	1,890

Series 2014-CR21, Class D, 4.07%, 12/10/2047 ‡ (a) (k)	2,600	1,850

Series 2015-LC19, Class D, 2.87%, 2/10/2048 ‡ (a)	1,000	877

Series 2015-CR22, Class D, 4.24%, 3/10/2048 ‡ (a) (k)	4,174	3,610

Series 2015-CR23, Class D, 4.44%, 5/10/2048 ‡ (k)	1,490	1,286

Series 2015-LC21, Class E, 3.25%, 7/10/2048 ‡ (a)	3,000	1,533

Series 2015-LC21, Class D, 4.48%, 7/10/2048 (k)	4,200	3,398

Series 2016-CR28, Class E, 4.29%, 2/10/2049 ‡ (a) (k)	3,588	2,673

Series 2013-CR11, Class D, 5.29%, 8/10/2050 ‡ (a) (k)	3,402	2,684

Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	3,493	2,460

Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1

Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.39%, 5/15/2036 ‡ (a) (k)	4,400	4,383

CSAIL Commercial Mortgage Trust

Series 2016-C5, Class D, 3.72%, 11/15/2048 ‡ (a) (k)	2,750	2,036

Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (k)	2,500	2,413

Series 2019-C18, Class XA, IO, 1.21%, 12/15/2052 (k)	53,379	3,797

Series 2019-C18, Class E, 2.50%, 12/15/2052 ‡ (a)	6,515	4,502

Series 2019-C18, Class C, 4.08%, 12/15/2052 ‡ (k)	4,327	4,030

DBJPM Mortgage Trust

Series 2016-C3, Class D, 3.63%, 8/10/2049 (a) (k)	800	606

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	199

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-C6, Class D, 3.38%, 6/10/2050 (a) (k)	1,800	1,579

FHLMC Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029 (k)	38,620	5,765

FHLMC Multiclass Certificates

Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (k)	50,000	6,303

Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (k)	20,000	3,254

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K016, Class X1, IO, 1.64%, 10/25/2021 (k)	15,120	193

Series K721, Class X1, IO, 0.44%, 8/25/2022 (k)	63,468	356

Series K033, Class X1, IO, 0.41%, 7/25/2023 (k)	6,596	50

Series K729, Class X1, IO, 0.49%, 10/25/2024 (k)	18,735	230

Series KC03, Class X1, IO, 0.63%, 11/25/2024 (k)	99,966	1,792

Series K731, Class X3, IO, 2.18%, 5/25/2025 (k)	11,529	974

Series K733, Class X3, IO, 2.26%, 1/25/2026 (k)	17,500	1,706

Series KC06, Class X1, IO, 0.90%, 6/25/2026 (k)	39,727	1,445

Series K736, Class X1, IO, 1.44%, 7/25/2026 (k)	91,970	5,910

Series K734, Class X3, IO, 2.24%, 7/25/2026 (k)	26,250	2,756

Series K737, Class X1, IO, 0.75%, 10/25/2026 (k)	138,216	4,728

Series KC04, Class X1, IO, 1.41%, 12/25/2026 (k)	48,001	2,705

Series K738, Class X1, IO, 1.63%, 1/25/2027 (k)	44,693	3,750

Series K064, Class X3, IO, 2.21%, 5/25/2027 (k)	18,830	2,251

Series KC05, Class X1, IO, 1.20%, 6/25/2027 (k)	107,467	6,445

Series K075, Class X3, IO, 2.20%, 5/25/2028 (k)	5,471	736

Series K078, Class X3, IO, 2.29%, 10/25/2028 (k)	2,680	376

Series K082, Class X3, IO, 2.29%, 10/25/2028 (k)	27,200	3,891

Series K084, Class X3, IO, 2.31%, 11/25/2028 (k)	19,450	2,867

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K090, Class X1, IO, 0.85%, 2/25/2029 (k)	32,070	1,754

Series K094, Class X1, IO, 1.02%, 6/25/2029 (k)	32,951	2,229

Series K095, Class X1, IO, 1.08%, 6/25/2029 (k)	51,800	3,732

Series K097, Class X1, IO, 1.22%, 7/25/2029 (k)	74,294	6,293

Series K096, Class X3, IO, 2.11%, 7/25/2029 (k)	48,669	6,944

Series K101, Class X3, IO, 1.95%, 10/25/2029 (k)	35,000	4,775

Series K090, Class X3, IO, 2.39%, 10/25/2029 (k)	97,000	15,957

Series K103, Class X1, IO, 0.76%, 11/25/2029 (k)	120,944	6,328

Series K104, Class X1, IO, 1.13%, 1/25/2030 (k)	77,126	6,922

Series K105, Class X1, IO, 1.65%, 1/25/2030 (k)	52,876	6,471

Series K109, Class X1, IO, 1.70%, 4/25/2030 (k)	17,995	2,302

Series K111, Class X1, IO, 1.68%, 5/25/2030 (k)	19,997	2,582

Series K114, Class X1, IO, 1.21%, 6/25/2030 (k)	10,000	941

Series K113, Class X1, IO, 1.49%, 6/25/2030 (k)	119,000	13,692

Series K105, Class X3, IO, 2.04%, 6/25/2030 (k)	43,410	6,342

Series K-1511, Class X3, IO, 3.54%, 4/25/2034 (k)	30,261	9,148

Series K723, Class X3, IO, 1.98%, 10/25/2034 (k)	6,850	359

Series K153, Class X3, IO, 3.90%, 4/25/2035 (k)	4,450	1,332

Series Q012, Class X, IO, 4.24%, 9/25/2035 (k)	38,000	9,992

Series K155, Class X3, IO, 3.23%, 5/25/2036 (k)	5,560	1,487

Series K-1510, Class X3, IO, 3.52%, 1/25/2037 (k)	24,400	7,245

Series K-1516, Class X3, IO, 3.57%, 10/25/2038 (k)	22,000	7,283

Series K036, Class X3, IO, 2.18%, 12/25/2041 (k)	3,253	200

Series K720, Class X3, IO, 1.38%, 8/25/2042 (k)	16,800	353

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K721, Class X3, IO, 1.34%, 11/25/2042 (k)	12,550	313

Series K041, Class X3, IO, 1.70%, 11/25/2042 (k)	4,580	278

Series K718, Class X3, IO, 1.48%, 2/25/2043 (k)	6,035	101

Series K054, Class X3, IO, 1.65%, 4/25/2043 (k)	2,745	209

Series K047, Class X3, IO, 1.55%, 6/25/2043 (k)	3,400	211

Series K050, Class X3, IO, 1.61%, 10/25/2043 (k)	5,232	358

Series K051, Class X3, IO, 1.67%, 10/25/2043 (k)	4,995	361

Series K052, Class X3, IO, 1.67%, 1/25/2044 (k)	2,915	218

Series K726, Class X3, IO, 2.21%, 7/25/2044 (k)	21,130	1,463

Series K067, Class X3, IO, 2.19%, 9/25/2044 (k)	8,580	1,064

Series K727, Class X3, IO, 2.07%, 10/25/2044 (k)	15,000	1,064

Series K068, Class X3, IO, 2.13%, 10/25/2044 (k)	19,730	2,398

Series K059, Class X3, IO, 1.98%, 11/25/2044 (k)	8,000	806

Series K729, Class X3, IO, 2.04%, 11/25/2044 (k)	21,410	1,556

Series K724, Class X3, IO, 1.93%, 12/25/2044 (k)	4,930	276

Series K070, Class X3, IO, 2.11%, 12/25/2044 (k)	42,245	5,234

Series K730, Class X3, IO, 2.10%, 2/25/2045 (k)	47,270	3,709

Series K065, Class X3, IO, 2.26%, 7/25/2045 (k)	13,305	1,648

Series K071, Class X3, IO, 2.08%, 11/25/2045 (k)	12,470	1,521

Series K072, Class X3, IO, 2.21%, 12/25/2045 (k)	20,640	2,688

Series K089, Class X3, IO, 2.37%, 1/25/2046 (k)	93,789	14,719

Series K087, Class X3, IO, 2.39%, 1/25/2046 (k)	59,464	9,156

Series K079, Class X3, IO, 2.33%, 7/25/2046 (k)	9,000	1,306

Series K097, Class X3, IO, 2.09%, 9/25/2046 (k)	51,390	7,372

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K081, Class X3, IO, 2.31%, 9/25/2046 (k)	29,425	4,291

Series K103, Class X3, IO, 1.91%, 12/25/2046 (k)	80,100	10,739

Series K104, Class X3, IO, 1.90%, 2/25/2047 (k)	25,300	3,578

Series K088, Class X3, IO, 2.42%, 2/25/2047 (k)	59,034	9,487

Series K093, Class X3, IO, 2.28%, 5/25/2047 (k)	50,764	7,777

Series K092, Class X3, IO, 2.32%, 5/25/2047 (k)	46,583	7,283

Series K094, Class X3, IO, 2.20%, 7/25/2047 (k)	19,360	2,905

Series K095, Class X3, IO, 2.17%, 8/25/2047 (k)	66,697	9,874

Series K736, Class X3, IO, 2.08%, 9/25/2047 (k)	83,580	8,583

Series K099, Class X3, IO, 2.02%, 10/25/2047 (k)	49,100	6,843

Series K098, Class X3, IO, 2.07%, 10/25/2047 (k)	95,472	13,445

Series K737, Class X3, IO, 1.83%, 1/25/2048 (k)	43,661	4,134

Series K111, Class X3, IO, 3.29%, 4/25/2048 (k)	16,505	3,984

Series K108, Class X3, IO, 3.61%, 4/25/2048 (k)	75,067	19,281

Series K738, Class X3, IO, 3.43%, 5/25/2048 (k)	71,537	13,097

Series K112, Class X3, IO, 3.10%, 7/25/2048 (k)	21,670	4,956

Series K114, Class X3, IO, 2.83%, 8/25/2048 (k)	10,750	2,256

FNMA ACES

Series 2014-M13, Class X2, IO, 0.17%, 8/25/2024 (k)	74,660	975

Series 2016-M12, Class X2, IO, 0.08%, 9/25/2026 (k)	135,052	1,040

Series 2019-M28, Class XAV3, IO, 1.22%, 2/25/2027 (k)	36,643	1,954

Series 2017-M8, Class X, IO, 0.23%, 5/25/2027 (k)	177,921	2,449

Series 2020-M33, Class X, IO, 2.06%, 6/25/2028 (k)	43,403	4,696

Series 2019-M30, Class X4, IO, 1.08%, 8/25/2028 (k)	49,948	2,488

Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (k)	37,000	3,505

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	201

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2019-M31, Class X, IO, 0.99%, 9/25/2028 (k)	57,657	4,485

Series 2019-M30, Class X1, IO, 0.44%, 11/25/2028 (k)	84,787	1,773

Series 2020-M10, Class X3, IO, 1.44%, 11/25/2028 (k)	68,761	5,741

Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028 (k)	59,900	5,971

Series 2019-M32, Class X2, IO, 1.19%, 10/25/2029 (k)	29,302	2,292

Series 2019-M30, Class X2, IO, 0.30%, 12/25/2029 (k)	127,878	1,957

Series 2019-M21, Class X2, IO, 1.47%, 2/25/2031 (k)	16,919	1,803

Series 2020-M15, Class X1, IO, 1.58%, 9/25/2031 (k)	26,401	2,734

Series 2020-M21, Class XA, IO, 1.21%, 3/25/2032 (k)	82,524	7,834

Series 2019-M30, Class X5, IO, 0.46%, 5/25/2033 (k)	198,967	5,223

Series 2019-M31, Class X1, IO, 1.20%, 4/25/2034 (k)	40,755	4,428

Series 2018-M15, Class X, IO, 0.83%, 1/25/2036 (k)	9,356	538

Series 2020-M6, Class XL, IO, 1.11%, 11/25/2049 (k)	33,606	2,788

FNMA, Multifamily REMIC Trust

Series 2020-M37, Class X, IO, 1.23%, 4/25/2032 (k)	108,905	9,212

Series 2020-M31, Class X1, IO, 0.90%, 10/25/2032 (k)	99,958	5,567

Series 2020-M31, Class X2, IO, 1.35%, 12/25/2032 (k)	33,522	3,515

FREMF Mortgage Trust

Series 2017-KF29, Class B, 4.00%, 2/25/2024 (a) (k)	184	180

Series 2017-KF32, Class B, 2.70%, 5/25/2024 (a) (k)	308	292

Series 2017-KF35, Class B, 2.90%, 8/25/2024 (a) (k)	206	201

Series 2017-KF38, Class B, 2.65%, 9/25/2024 (a) (k)	402	387

Series 2017-KF41, Class B, 2.65%, 11/25/2024 (a) (k)	163	157

Series 2018-KF49, Class B, 2.05%, 6/25/2025 (a) (k)	708	673

Series 2018-KC02, Class B, 4.22%, 7/25/2025 (a) (k)	2,520	2,537

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-KF53, Class B, 2.20%, 10/25/2025 (k)	1,514	1,425

Series 2019-KF58, Class B, 2.30%, 1/25/2026 (a) (k)	831	787

Series 2019-KC03, Class B, 4.51%, 1/25/2026 (a) (k)	5,000	5,131

Series 2019-K735, Class C, 4.16%, 5/25/2026 (a) (k)	4,774	4,961

Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (k)	7,609	7,328

Series 2016-KF24, Class B, 5.15%, 10/25/2026 (a) (k)	107	108

Series 2017-KF33, Class B, 2.70%, 6/25/2027 (a) (k)	4,185	3,958

Series 2017-KF40, Class B, 2.85%, 11/25/2027 (a) (k)	216	205

Series 2018-KF50, Class B, 2.05%, 7/25/2028 (a) (k)	313	287

Series 2018-KF56, Class B, 2.60%, 11/25/2028 (a) (k)	1,026	972

Series 2019-KW08, Class B, 4.39%, 1/25/2029 (a) (k)	10,000	10,026

Series 2019-KF59, Class B, 2.50%, 2/25/2029 (a) (k)	992	921

Series 2019-KF61, Class B, 2.35%, 4/25/2029 (a) (k)	1,942	1,818

Series 2019-KG01, Class B, 4.31%, 4/25/2029 (a) (k)	3,000	2,811

Series 2019-KF63, Class B, 2.50%, 5/25/2029 (a) (k)	2,982	2,787

Series 2019-KW09, Class B, 4.15%, 5/25/2029 (a) (k)	12,670	12,504

Series 2019-KF65, Class B, 2.55%, 7/25/2029 (a) (k)	1,900	1,782

Series 2019-KC05, Class B, 4.15%, 7/25/2029 (a) (k)	16,737	16,557

Series 2019-KF70, Class B, 2.45%, 9/25/2029 (a) (k)	3,000	2,871

Series 2019-KF71, Class B, 2.45%, 10/25/2029 (a) (k)	5,534	5,138

Series 2019-KF73, Class B, 2.60%, 11/25/2029 (a) (k)	12,268	11,566

Series 2020-KF76, Class B, 2.90%, 1/25/2030 (a) (k)	3,500	3,323

Series 2016-K53, Class B, 4.16%, 3/25/2049 (a) (k)	69	76

Series 2017-K67, Class B, 4.08%, 9/25/2049 (a) (k)	145	161

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-K67, Class C, 4.08%, 9/25/2049 (a) (k)	2,010	2,108

Series 2017-K728, Class B, 3.76%, 11/25/2050 (a) (k)	250	269

Series 2017-K728, Class C, 3.76%, 11/25/2050 (a) (k)	105	110

Series 2019-K89, Class C, 4.43%, 1/25/2051 (a) (k)	9,000	9,678

Series 2019-K87, Class C, 4.47%, 1/25/2051 (a) (k)	4,250	4,610

Series 2019-K734, Class C, 4.19%, 2/25/2051 (a) (k)	4,150	4,318

Series 2019-K97, Class C, 3.89%, 9/25/2051 (a) (k)	2,000	2,103

Series 2019-K103, Class B, 3.57%, 12/25/2051 (a) (k)	2,303	2,478

Series 2019-K103, Class C, 3.57%, 12/25/2051 (a) (k)	10,158	10,067

Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (k)	7,932	8,682

Series 2019-K102, Class C, 3.65%, 12/25/2051 (a) (k)	9,100	9,216

Series 2020-K104, Class C, 3.54%, 2/25/2052 (a) (k)	13,102	13,164

Series 2019-K90, Class C, 4.46%, 2/25/2052 (a) (k)	2,000	2,202

Series 2019-K88, Class C, 4.53%, 2/25/2052 (a) (k)	6,700	7,239

Series 2019-K93, Class C, 4.26%, 5/25/2052 (a) (k)	10,500	11,117

Series 2019-K92, Class C, 4.34%, 5/25/2052 (a) (k)	7,000	7,507

Series 2019-K94, Class C, 4.10%, 7/25/2052 (a) (k)	13,000	13,462

Series 2019-K95, Class C, 4.05%, 8/25/2052 (a) (k)	8,250	8,517

Series 2019-K98, Class C, 3.86%, 10/25/2052 (a) (k)	12,873	13,300

Series 2019-K100, Class B, 3.61%, 11/25/2052 (a) (k)	5,188	5,660

Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (k)	10,000	10,178

Series 2020-K737, Class B, 3.41%, 1/25/2053 (a) (k)	3,750	4,067

Series 2020-K737, Class C, 3.41%, 1/25/2053 (a) (k)	6,000	6,136

Series 2020-K105, Class C, 3.53%, 3/25/2053 (a) (k)	13,000	12,789

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FRR Re-REMIC Trust

Series 2018-C1, Class BK43, 2.89%, 2/27/2048 ‡ (a) (k)	6,013	4,979

Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	1,000	866

Series 2018-C1, Class B725, 3.09%, 2/27/2050 ‡ (a) (k)	2,225	1,889

GNMA

Series 2013-72, IO, 0.47%, 11/16/2047 (k)	138,494	3,277

Series 2014-172, IO, 0.71%, 1/16/2049 (k)	40,811	1,299

Series 2012-44, IO, 0.22%, 3/16/2049 (k)	8,269	43

Series 2015-48, IO, 0.66%, 2/16/2050 (k)	3,644	134

Series 2013-15, IO, 0.62%, 8/16/2051 (k)	11,032	269

Series 2013-80, IO, 0.71%, 3/16/2052 (k)	23,558	675

Series 2015-86, IO, 0.65%, 5/16/2052 (k)	25,142	866

Series 2013-7, IO, 0.33%, 5/16/2053 (k)	81,325	1,366

Series 2012-89, IO, 0.50%, 12/16/2053 (k)	16,483	213

Series 2012-115, IO, 0.42%, 4/16/2054 (k)	45,856	1,047

Series 2014-124, Class IE, IO, 0.71%, 5/16/2054 (k)	20,510	618

Series 2013-48, IO, 0.63%, 7/16/2054 (k)	9,463	303

Series 2014-186, IO, 0.70%, 8/16/2054 (k)	6,365	227

Series 2014-130, Class IB, IO, 0.82%, 8/16/2054 (k)	2,016	66

Series 2015-93, IO, 0.68%, 11/16/2054 (k)	32,497	983

Series 2013-179, IO, 0.55%, 1/16/2055 (k)	57,139	801

Series 2013-178, IO, 0.44%, 6/16/2055 (k)	42,266	834

Series 2016-102, IO, 0.74%, 10/16/2055 (k)	30,996	1,242

Series 2015-33, IO, 0.70%, 2/16/2056 (k)	39,692	1,597

Series 2015-59, IO, 0.92%, 6/16/2056 (k)	10,328	460

Series 2016-97, IO, 1.04%, 7/16/2056 (k)	42,662	2,729

Series 2014-110, IO, 0.68%, 1/16/2057 (k)	25,649	898

Series 2016-177, IO, 0.74%, 1/16/2057 (k)	75,198	3,874

Series 2015-172, IO, 0.78%, 3/16/2057 (k)	19,345	818

Series 2016-13, IO, 0.84%, 4/16/2057 (k)	22,038	1,103

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	203

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2015-115, IO, 0.52%, 7/16/2057 (k)	4,001	141

Series 2016-40, IO, 0.69%, 7/16/2057 (k)	46,029	1,926

Series 2017-151, IO, 0.71%, 9/16/2057 (k)	19,159	1,044

Series 2017-146, IO, 0.76%, 9/16/2057 (k)	51,634	2,905

Series 2017-173, IO, 1.36%, 9/16/2057 (k)	19,514	1,557

Series 2016-105, IO, 0.98%, 10/16/2057 (k)	19,097	1,074

Series 2016-56, IO, 0.88%, 11/16/2057 (k)	43,605	2,295

Series 2016-157, IO, 0.92%, 11/16/2057 (k)	36,146	2,259

Series 2016-71, Class QI, IO, 0.95%, 11/16/2057 (k)	77,213	4,577

Series 2016-96, IO, 0.93%, 12/16/2057 (k)	3,599	198

Series 2016-155, IO, 0.83%, 2/16/2058 (k)	77,919	4,874

Series 2016-130, IO, 1.01%, 3/16/2058 (k)	48,920	3,100

Series 2016-92, IO, 0.90%, 4/16/2058 (k)	1,401	78

Series 2016-119, IO, 1.06%, 4/16/2058 (k)	151,904	8,477

Series 2016-151, IO, 1.06%, 6/16/2058 (k)	105,138	7,039

Series 2017-41, IO, 0.75%, 7/16/2058 (k)	19,430	1,055

Series 2016-87, IO, 0.97%, 8/16/2058 (k)	42,899	2,520

Series 2017-3, IO, 0.82%, 9/16/2058 (k)	95,710	5,345

Series 2016-175, IO, 0.85%, 9/16/2058 (k)	33,144	1,878

Series 2017-54, IO, 0.62%, 12/16/2058 (k)	22,185	1,171

Series 2017-81, IO, 0.81%, 12/16/2058 (k)	24,297	1,367

Series 2017-23, IO, 0.72%, 5/16/2059 (k)	24,811	1,249

Series 2017-86, IO, 0.78%, 5/16/2059 (k)	9,649	535

Series 2017-51, IO, 0.80%, 5/16/2059 (k)	13,505	807

Series 2017-148, IO, 0.65%, 7/16/2059 (k)	30,395	1,473

Series 2017-69, IO, 0.80%, 7/16/2059 (k)	15,243	868

Series 2017-171, IO, 0.69%, 9/16/2059 (k)	5,995	341

Series 2018-57, IO, 0.41%, 10/16/2059 (k)	121,426	5,398

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-157, IO, 0.57%, 12/16/2059 (k)	9,804	493

Series 2018-9, IO, 0.54%, 1/16/2060 (k)	158,002	8,229

Series 2019-135, IO, 0.88%, 2/16/2060 (k)	52,485	3,728

Series 2019-67, IO, 0.90%, 2/16/2060 (k)	27,847	2,037

Series 2018-106, IO, 0.49%, 4/16/2060 (k)	26,688	1,358

Series 2018-119, IO, 0.67%, 5/16/2060 (k)	42,463	2,572

Series 2018-98, IO, 0.47%, 8/16/2060 (k)	104,668	5,357

Series 2019-9, IO, 0.65%, 8/16/2060 (k)	38,307	2,582

Series 2019-32, IO, 0.66%, 5/16/2061 (k)	111,683	7,913

Series 2019-53, Class IA, IO, 0.74%, 6/16/2061 (k)	10,335	743

Series 2019-155, IO, 0.67%, 7/16/2061 (k)	181,809	11,855

Series 2020-28, IO, 0.86%, 11/16/2061 (k)	22,070	1,645

Series 2020-56, IO, 1.05%, 11/16/2061 (k)	92,761	7,863

Series 2020-124, IO, 1.21%, 12/16/2061 (k)	18,490	1,765

Series 2020-14, IO, 0.76%, 2/16/2062 (k)	158,326	11,370

Series 2020-2, IO, 0.81%, 3/16/2062 (k)	87,100	6,190

Series 2020-27, IO, 0.90%, 3/16/2062 ‡ (k)	29,302	2,207

Series 2020-110, IO, 1.10%, 3/16/2062 (k)	49,932	4,498

Series 2020-94, IO, 1.20%, 3/16/2062 (k)	114,338	10,643

Series 2020-73, IO, 1.32%, 3/16/2062 (k)	59,724	5,929

Series 2020-23, IO, 0.79%, 4/16/2062 (k)	141,703	10,016

Series 2020-38, IO, 0.95%, 4/16/2062 (k)	143,143	11,721

Series 2020-70, IO, 1.00%, 4/16/2062 (k)	69,761	5,876

Series 2020-54, IO, 1.02%, 4/16/2062 (k)	199,016	17,013

Series 2020-89, Class IA, IO, 1.25%, 4/16/2062 (k)	49,867	4,801

Series 2020-72, IO, 1.19%, 5/16/2062 (k)	110,717	10,282

Series 2020-91, Class IU, IO, 1.27%, 5/16/2062 (k)	260,925	24,074

Series 2020-50, IO, 0.79%, 6/16/2062 (k)	84,662	6,241

Series 2020-106, Class IC, IO, 1.07%, 6/16/2062 (k)	99,864	9,025

Series 2020-111, IO, 1.05%, 9/15/2062 (k)	22,583	1,964

GS Mortgage Securities Trust

Series 2012-GCJ9, Class D, 4.90%, 11/10/2045 ‡ (a) (k)	400	360

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	3,550	2,204

Series 2013-GC12, Class D, 4.59%, 6/10/2046 ‡ (a) (k)	2,240	1,728

Series 2015-GC34, Class D, 2.98%, 10/10/2048 ‡	1,810	1,278

Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (k)	2,000	1,626

Series 2020-GC45, Class XA, IO, 0.68%, 2/13/2053 (k)	74,874	3,835

Series 2020-GC45, Class E, 2.85%, 2/13/2053 ‡ (a) (k)	7,000	4,879

Series 2020-GC47, Class XA, IO, 1.25%, 5/12/2053 (k)	80,868	7,341

Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (k)	11,343	11,433

Jackson Park Trust

Series 2019-LIC, Class E, 3.24%, 10/14/2039 ‡ (a) (k)	3,725	3,484

Series 2019-LIC, Class F, 3.24%, 10/14/2039 (a) (k)	24,015	20,733

JP Morgan Chase Commercial Mortgage Securities Trust

Series 2013-C16, Class D, 5.19%, 12/15/2046 ‡ (a) (k)	250	235

Series 2015-JP1, Class E, 4.39%, 1/15/2049 ‡ (a) (k)	3,250	2,258

JPMBB Commercial Mortgage Securities Trust

Series 2015-C33, Class D2, 4.27%, 12/15/2048 ‡ (a) (k)	1,000	779

Series 2016-C1, Class D1, 4.39%, 3/15/2049 (a) (k)	1,500	1,439

JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	1,500	1,291

LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.11%, 7/15/2044 (k)	19	18

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (k)	151	87

MF1 Multifamily Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.90%, 4/25/2024 ‡ (a) (k)	3,840	3,810

MMFL Re-REMIC Trust Series 2019-1, Class A, 1.57%, 1/28/2024 (a) (k)	3,924	3,611

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C15, Class D, 5.07%, 4/15/2047 ‡ (a) (k)	1,000	832

Series 2014-C17, Class D, 4.90%, 8/15/2047 ‡ (a) (k)	6,750	3,776

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-C18, Class D, 3.39%, 10/15/2047 ‡ (a)	7,157	5,818

Series 2015-C27, Class E, 3.24%, 12/15/2047 ‡ (a) (k)	2,500	1,507

Series 2015-C27, Class F, 3.24%, 12/15/2047 ‡ (a) (k)	6,334	3,096

Series 2014-C19, Class E, 3.25%, 12/15/2047 ‡ (a)	6,500	3,930

Series 2015-C21, Class XA, IO, 1.02%, 3/15/2048 (k)	22,249	673

Morgan Stanley Capital I Trust

Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (a) (k)	1,000	863

Series 2019-L3, Class D, 2.50%, 11/15/2052 (a) (k)	4,500	3,707

Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (k)	31,345	4,600

Multifamily Connecticut Avenue Securities Trust

Series 2019-01, Class M7, 1.88%, 10/15/2049 ‡ (a) (k)	6,622	6,359

Series 2019-01, Class M10, 3.43%, 10/15/2049 ‡ (a) (k)	26,000	23,961

Series 2020-01, Class M10, 3.93%, 3/25/2050 (a) (k)	25,000	22,972

PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.81%, 4/14/2036 ‡ (a) (k)	3,500	3,328

SBALR Commercial Mortgage Trust

Series 2020-RR1, Class XA, IO, 1.29%, 2/13/2053 (a) (k)	95,108	8,700

Series 2020-RR1, Class A2, 2.53%, 2/13/2053 (a)	4,000	4,095

Series 2020-RR1, Class B, 3.48%, 2/13/2053 ‡ (a)	11,440	11,585

Series 2020-RR1, Class C, 3.98%, 2/13/2053 ‡ (a) (k)	4,750	4,661

Series 2020-RR1, Class D, 4.06%, 2/13/2053 ‡ (a) (k)	4,750	3,466

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (k)	3,844	3,907

Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (a) (k)	235	229

Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (a) (k)	427	406

Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (k)	4,010	4,034

Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (a) (k)	1,870	1,854

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	205

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (k)	4,383	4,341

Wells Fargo Commercial Mortgage Trust

Series 2010-C1, Class C, 5.80%, 11/15/2043 ‡ (a) (k)	1,300	1,297

Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (k)	4,000	3,290

Series 2015-NXS1, Class E, 2.88%, 5/15/2048 ‡ (a) (k)	3,230	1,999

Series 2017-C38, Class D, 3.00%, 7/15/2050 ‡ (a)	1,000	773

Series 2019-C52, Class XA, IO, 1.77%, 8/15/2052 (k)	16,725	1,836

Series 2020-C55, Class D, 2.50%, 2/15/2053 ‡ (a)	4,500	3,346

Series 2020-C55, Class E, 2.50%, 2/15/2053 ‡ (a)	6,850	4,334

Series 2020-C57, Class C, 4.16%, 8/15/2053 (k)	13,830	13,439

Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class BK20, PO, 5/27/2045 (a)	8,000	7,366

WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.05%, 9/15/2057 ‡ (a) (k)	6,540	4,975

Total Commercial Mortgage-Backed Securities (Cost $1,570,652)		1,506,763

Asset-Backed Securities — 19.4%

5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022 ‡ (a)	1,118	1,118

ABFC Trust Series 2002-OPT1, Class M1, 1.27%, 5/25/2032 ‡ (k)	246	243

ACC Trust

Series 2018-1, Class B, 4.82%, 5/20/2021 (a)	43	43

Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	97	98

Series 2019-1, Class B, 4.47%, 10/20/2022 (a)	4,133	4,138

Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	3,438	3,456

Series 2018-1, Class C, 6.81%, 2/21/2023 (a)	1,510	1,508

Series 2020-A, Class A, 6.00%, 3/20/2023 (a)	6,067	6,108

Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	12,470	12,550

Series 2019-1, Class C, 6.41%, 2/20/2024 (a)	2,280	2,229

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	11,285	11,010

Accelerated Assets LLC

Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (a)	375	375

Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	812	826

Affirm Asset Securitization Trust Series 2020-A, Class A, 2.95%, 2/18/2025 (a)	8,000	8,022

American Credit Acceptance Receivables Trust

Series 2016-4, Class D, 4.11%, 4/12/2023 (a)	95	96

Series 2019-2, Class B, 3.05%, 5/12/2023 (a)	490	493

Series 2017-2, Class E, 5.52%, 3/12/2024 (a)	1,330	1,348

Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	560	581

Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	1,810	1,871

Series 2019-1, Class D, 3.81%, 4/14/2025 (a)	1,580	1,633

Series 2019-1, Class E, 4.84%, 4/14/2025 (a)	1,035	1,066

Series 2019-2, Class C, 3.17%, 6/12/2025 (a)	790	803

Series 2019-2, Class D, 3.41%, 6/12/2025 (a)	6,780	6,968

Series 2019-2, Class E, 4.29%, 6/12/2025 (a)	555	569

Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	1,393	1,395

Series 2019-4, Class C, 2.69%, 12/12/2025 (a)	5,307	5,419

Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	5,600	5,697

Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	4,990	5,009

Series 2020-1, Class C, 2.19%, 3/13/2026 (a)	5,850	5,917

Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	10,080	9,818

Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	2,000	2,101

Series 2020-2, Class D, 5.65%, 5/13/2026 (a)	900	988

AmeriCredit Automobile Receivables Trust Series 2019-1, Class D, 3.62%, 3/18/2025	495	514

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, Class M2, 2.65%, 12/25/2033 ‡ (k)	276	273

AMSR Trust

Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	10,005	10,378

Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a) (k)	5,310	5,099

Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a) (k)	2,125	2,032

Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a) (k)	2,125	2,005

Aqua Finance Trust

Series 2019-A, Class C, 4.01%, 7/16/2040 ‡ (a)	7,400	7,431

Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,250	4,269

Arivo Acceptance Auto Loan Receivables Trust

Series 2019-1, Class B, 3.37%, 6/15/2025 (a)	4,500	4,494

Series 2019-1, Class C, 4.35%, 6/15/2026 (a)	1,500	1,481

Avis Budget Rental Car Funding AESOP LLC

Series 2016-2A, Class A, 2.72%, 11/20/2022 (a)	1,400	1,420

Series 2019-1A, Class A, 3.45%, 3/20/2023 (a)	5,656	5,774

Series 2017-1A, Class A, 3.07%, 9/20/2023 (a)	1,500	1,533

Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	560	578

Series 2019-2A, Class A, 3.35%, 9/22/2025 (a)	5,385	5,662

Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	3,000	3,059

Series 2019-3A, Class A, 2.36%, 3/20/2026 (a)	13,500	13,784

Series 2019-3A, Class B, 2.65%, 3/20/2026 (a)	3,000	3,020

Series 2020-2A, Class A, 2.02%, 2/20/2027 (a)	3,750	3,797

Series 2020-2A, Class B, 2.96%, 2/20/2027 (a)	1,800	1,860

Series 2020-2A, Class C, 4.25%, 2/20/2027 (a)	1,800	1,839

BlueMountain CLO Ltd. (Cayman Islands) Series 2012-2A, Class DR2, 3.15%, 11/20/2028 ‡ (a) (k)	600	558

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Business Jet Securities LLC

Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	261	261

Series 2018-1, Class B, 6.05%, 2/15/2033 ‡ (a)	984	997

Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	15,384	15,381

Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	992	994

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	9,908	9,933

Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	5,217	5,210

BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	2,013	2,000

Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	960	960

CARS-DB4 LP

Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,500	3,516

Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	3,000	3,018

Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	3,500	3,418

Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	4,290	4,131

Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	4,510	4,260

Carvana Auto Receivables Trust

Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	2,000	2,056

Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	4,591	4,686

Series 2019-1A, Class E, 5.64%, 1/15/2026 (a)	500	517

Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	3,000	3,042

Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	9,700	9,761

Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	6,990	6,945

Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (k)	8,067	8,360

Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 ‡ (h)	147	153

CF Hippolyta LLC

Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	6,000	6,087

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	207

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-1, Class B1, 2.28%, 7/15/2060 (a)	4,450	4,534

CIG Auto Receivables Trust

Series 2017-1A, Class B, 3.81%, 5/15/2023 (a)	75	75

Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	500	500

Series 2019-1A, Class D, 4.85%, 5/15/2026 (a)	1,660	1,674

Conn’s Receivables Funding LLC

Series 2018-A, Class B, 4.65%, 1/15/2023 ‡ (a)	32	32

Series 2018-A, Class C, 6.02%, 1/15/2023 ‡ (a)	143	143

Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (a)	1,704	1,701

Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (a)	11,728	11,299

Series 2019-B, Class B, 3.62%, 6/17/2024 ‡ (a)	4,530	4,408

Consumer Loan Underlying Bond Certificate Issuer Trust I

Series 2019-54, Class PT, HB, 26.15%, 2/15/2045 (a) (k)	19,957	16,907

Series 2020-4, Class PT, HB, 25.97%, 3/15/2045 ‡ (a) (k)	7,229	6,204

Series 2020-8, Class PT, HB, 25.93%, 4/17/2045 (a) (k)	7,410	6,523

Consumer Loan Underlying Bond Credit Trust

Series 2018-P2, Class C, 5.21%, 10/15/2025 ‡ (a)	1,500	1,452

Series 2019-46, Class PT, HB, 25.49%, 12/15/2044 (a) (k)	13,855	12,111

CoreVest American Finance Trust

Series 2019-1, Class E, 5.49%, 3/15/2052 ‡ (a)	575	588

Series 2019-2, Class E, 5.39%, 6/15/2052 ‡ (a) (k)	1,250	1,247

Series 2019-3, Class XB, IO, 1.55%, 10/15/2052 (a) (k)	53,875	5,104

Series 2019-3, Class XA, IO, 2.19%, 10/15/2052 (a) (k)	46,550	3,795

Series 2019-3, Class D, 3.76%, 10/15/2052 ‡ (a)	8,689	8,441

Series 2019-3, Class E, 4.90%, 10/15/2052 ‡ (a) (k)	3,650	3,440

CPS Auto Receivables Trust

Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	400	409

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-B, Class C, 3.35%, 1/15/2024 (a)	160	163

Series 2020-A, Class B, 2.36%, 2/15/2024 (a)	3,200	3,249

Series 2019-A, Class D, 4.35%, 12/16/2024 (a)	3,120	3,237

Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	1,950	1,983

Credit Acceptance Auto Loan Trust Series 2020-1A, Class B, 2.39%, 4/16/2029 (a)	4,550	4,632

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 0.90%, 7/25/2034 ‡ (k)	1,431	1,401

Diamond Resorts Owner Trust

Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	815	796

Series 2019-1A, Class D, 5.25%, 2/20/2032 ‡ (a)	3,069	2,890

Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (h)	6,825	6,825

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	213	216

Series 2019-3, Class B, 2.65%, 2/15/2024	870	886

Series 2018-3, Class D, 4.30%, 9/16/2024	1,456	1,520

Series 2019-3, Class C, 2.90%, 8/15/2025	2,080	2,147

Series 2019-3, Class D, 3.18%, 10/15/2026	1,780	1,821

Series 2020-1, Class D, 2.70%, 5/17/2027	2,000	2,048

Driven Brands Funding LLC

Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	3,940	4,122

Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	500	522

DT Auto Owner Trust

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	1,320	1,356

Series 2018-3A, Class D, 4.19%, 7/15/2024 (a)	1,230	1,275

Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	905	933

Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	2,990	3,090

Series 2017-4A, Class E, 5.15%, 11/15/2024 (a)	1,925	1,969

Series 2018-1A, Class E, 5.42%, 3/17/2025 (a)	1,055	1,076

Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	2,300	2,328

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-2A, Class E, 5.54%, 6/16/2025 (a)	1,200	1,230

Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	7,500	7,664

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	5,260	5,292

Series 2018-3A, Class E, 5.33%, 11/17/2025 (a)	1,340	1,377

Series 2019-1A, Class E, 4.94%, 2/17/2026 (a)	2,735	2,773

Series 2020-2A, Class B, 2.08%, 3/16/2026 (a)	2,000	2,029

Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	3,437	3,582

Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	3,770	4,057

Series 2019-3A, Class E, 3.85%, 8/17/2026 (a)	3,500	3,503

Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	5,500	5,345

Series 2020-2A, Class E, 7.17%, 6/15/2027 (a)	2,130	2,265

E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	1,191	1,195

Elara HGV Timeshare Issuer LLC Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	2,222	2,184

Exeter Automobile Receivables Trust

Series 2016-2A, Class D, 8.25%, 4/17/2023 (a)	1,210	1,234

Series 2018-3A, Class C, 3.71%, 6/15/2023 (a)	738	748

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	773	788

Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	3,750	3,864

Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	1,500	1,539

Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	1,000	1,016

Series 2019-3A, Class C, 2.79%, 5/15/2024 (a)	2,360	2,406

Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	1,515	1,570

Series 2020-2A, Class B, 2.08%, 7/15/2024 (a)	3,000	3,037

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	9,255	9,874

Series 2018-1A, Class E, 4.64%, 10/15/2024 (a)	2,260	2,295

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-3A, Class D, 5.28%, 10/15/2024 (a)	1,000	1,014

Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	14,475	15,003

Series 2020-1A, Class C, 2.49%, 1/15/2025 (a)	4,940	5,039

Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	1,000	1,034

Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	6,591	6,863

Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	1,100	1,124

Series 2018-4A, Class E, 5.38%, 7/15/2025 (a)	2,810	2,875

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	4,260	4,352

Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	5,130	5,336

Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	7,490	7,559

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	10,000	10,133

Series 2019-1A, Class E, 5.20%, 1/15/2026 (a)	6,375	6,582

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	1,000	1,071

Series 2019-2A, Class E, 4.68%, 5/15/2026 (a)	5,520	5,625

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	7,092	7,057

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	11,000	10,870

Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	12,860	12,398

Series 2020-2A, Class E, 7.19%, 9/15/2027 (a)	10,510	11,419

FirstKey Homes Trust Series 2020-SFR1, Class F2, 4.28%, 9/17/2025 (a)	9,000	9,048

Flagship Credit Auto Trust Series 2016-1, Class D, 8.59%, 5/15/2023 (a)	1,000	1,023

Series 2016-3, Class E, 6.25%, 10/15/2023 (a)	1,110	1,141

Series 2017-R, 8.24%, 10/18/2023	615	584

Series 2016-2, Class D, 8.56%, 11/15/2023 (a)	1,290	1,339

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	175	180

Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	530	553

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	209

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	3,833	4,002

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	4,100	4,238

Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	10,000	10,159

Series 2020-1, Class D, 2.48%, 3/16/2026 (a)	4,000	4,010

Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,513

FORA Financial Asset Securitization LLC Series 2019-1, Class A, 4.02%, 10/15/2024 (a)	226	226

Foundation Finance Trust

Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	855	854

Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	3,055	2,994

FREED ABS Trust

Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (a)	600	601

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	11,550	11,532

Series 2019-1, Class C, 5.39%, 6/18/2026 (a)	8,200	8,139

Series 2020-FP1, Class B, 3.06%, 3/18/2027 (a)	6,150	6,105

Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	5,000	4,749

Series 2020-3FP, Class B, 4.18%, 9/20/2027 (a)	3,000	3,018

Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023 (a)	2,650	2,666

GLS Auto Receivables Issuer Trust

Series 2019-2A, Class B, 3.32%, 3/15/2024 (a)	1,748	1,801

Series 2019-1A, Class C, 3.87%, 12/16/2024 (a)	1,140	1,178

Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	1,050	1,070

Series 2020-1A, Class C, 2.72%, 11/17/2025 (a)	5,000	5,063

Series 2019-1A, Class D, 4.94%, 12/15/2025 (a)	830	843

Series 2019-2A, Class D, 4.52%, 2/17/2026 (a)	1,000	1,006

Series 2019-4A, Class D, 4.09%, 8/17/2026 (a)	950	949

Series 2020-1A, Class D, 3.68%, 11/16/2026 (a)	1,250	1,205

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GLS Auto Receivables Trust Series 2018-3A, Class D, 5.34%, 8/15/2025 (a)	680	705

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	778	768

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	482	486

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	373	381

Hertz Vehicle Financing II LP Series 2019-3A, Class C, 3.43%, 12/26/2025 (a)	6,500	6,350

Kabbage Funding LLC

Series 2019-1, Class B, 4.07%, 3/15/2024 ‡ (a)	1,000	959

Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	1,000	845

Series 2019-1, Class D, 5.69%, 3/15/2024 ‡ (a)	13,579	7,334

Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 ‡ (a)	4,500	4,330

Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025 ‡ (a)	12,000	12,000

Lendmark Funding Trust

Series 2018-1A, Class B, 4.09%, 12/21/2026 ‡ (a)	790	807

Series 2018-1A, Class C, 5.03%, 12/21/2026 (a)	1,305	1,339

Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	2,500	2,431

Series 2019-1A, Class C, 3.90%, 12/20/2027 ‡ (a)	800	691

Series 2019-1A, Class D, 5.34%, 12/20/2027 ‡ (a)	3,000	2,383

Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (a)	3,040	2,823

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	2,946	2,959

Series 2019-1A, Class C, 5.07%, 3/15/2027‡ (a)	3,500	3,320

Long Beach Mortgage Loan Trust Series 2003-4, Class M2, 2.80%, 8/25/2033 ‡ (k)	48	49

LP LMS Asset Securitization Trust Series 2019-1A, Class A, 4.21%, 11/10/2025 (a)	7,104	7,201

LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	160	162

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Mariner Finance Issuance Trust Series 2019-AA, Class D, 5.44%, 7/20/2032 ‡ (a)	5,120	4,711

Marlette Funding Trust

Series 2017-3A, Class C, 4.01%, 12/15/2024 ‡ (a)	105	106

Series 2017-3A, Class D, 5.03%, 12/15/2024 ‡ (a)	4,500	4,438

ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	26,917	21,974

MFA LLC

Series 2017-NPL1, Class A1, 3.35%, 11/25/2047 ‡ (a) (h)	211	212

Series 2018-NPL2, Class A1, 4.16%, 7/25/2048 ‡ (a) (h)	167	167

New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	23,479	23,650

NRZ Excess Spread-Collateralized Notes

Series 2018-FNT1, Class D, 4.69%, 5/25/2023 ‡ (a)	549	533

Series 2018-FNT1, Class E, 4.89%, 5/25/2023 ‡ (a)	464	449

Octane Receivables Trust

Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	7,250	7,231

Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	12,591	12,463

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022 ‡ (a)	540	541

OneMain Direct Auto Receivables Trust Series 2018-1A, Class D, 4.40%, 1/14/2028 (a)	580	598

OneMain Financial Issuance Trust

Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (a)	745	771

Series 2017-1A, Class D, 4.52%, 9/14/2032 ‡ (a)	1,100	1,102

Series 2018-2A, Class D, 4.29%, 3/14/2033 ‡ (a)	1,500	1,563

Series 2020-2A, Class A, 1.75%, 9/14/2035 (a)	13,500	13,589

Series 2020-2A, Class B, 2.21%, 9/14/2035 (a)	4,000	4,043

Series 2020-2A, Class C, 2.76%, 9/14/2035 (a)	2,000	2,013

Series 2020-2A, Class D, 3.45%, 9/14/2035 (a)	7,000	7,065

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Orange Lake Timeshare Trust

Series 2018-A, Class C, 3.74%, 11/8/2030 (a)	2,775	2,753

Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	3,268	3,146

Oxford Finance Funding LLC Series 2020-1A, Class A2, 3.10%, 2/15/2028 (a)	4,000	4,058

PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.53%, 4/25/2023 (a) (k)	4,626	4,445

PNMAC GMSR Issuer Trust

Series 2018-GT1, Class A, 3.03%, 2/25/2023 (a) (k)	4,655	4,546

Series 2018-GT2, Class A, 2.83%, 8/25/2025 (a) (k)	4,320	4,128

Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.92%, 7/25/2035 ‡ (h)	268	273

Prestige Auto Receivables Trust

Series 2017-1A, Class E, 4.89%, 5/15/2024 (a)	1,160	1,192

Series 2018-1A, Class E, 5.03%, 1/15/2026 (a)	720	738

Pretium Mortgage Credit Partners I LLC

Series 2019-NPL2, Class A2, 5.93%, 12/27/2058 ‡ (a) (h)	3,020	3,007

Series 2019-CFL1, Class A2, 4.95%, 1/25/2059 ‡ (a) (h)	4,551	4,226

Series 2019-NPL3, Class A2, 4.58%, 7/27/2059 ‡ (a) (h)	2,500	2,409

Progress Residential Trust

Series 2019-SFR1, Class E, 4.47%, 8/17/2035 ‡ (a)	2,000	2,055

Series 2018-SFR3, Class D, 4.43%, 10/17/2035 (a)	1,047	1,083

Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	524	541

Series 2019-SFR2, Class E, 4.14%, 5/17/2036 ‡ (a)	4,000	4,118

Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (a)	6,100	6,247

Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025 ‡ (a)	2,081	2,081

PRPM LLC Series 2020-1A, Class A1, 2.98%, 2/25/2025 ‡ (a) (h)	5,446	5,417

RAMP Trust Series 2002-RS2, Class AI5, 5.48%, 3/25/2032 ‡ (k)	91	94

ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (k)	14,961	13,933

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	211

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Regional Management Issuance Trust

Series 2018-1, Class A, 3.83%, 7/15/2027 (a)	1,480	1,482

Series 2019-1, Class C, 4.11%, 11/15/2028 ‡ (a)	5,110	4,951

Renaissance Home Equity Loan Trust

Series 2003-4, Class M2F, 6.24%, 3/25/2034 ‡ (h)	139	140

Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (h)	578	618

Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	251	258

Republic FInance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027 (a)	4,185	4,195

Santander Drive Auto Receivables Trust

Series 2020-2, Class B, 0.96%, 11/15/2024	1,500	1,504

Series 2017-3, Class E, 4.97%, 1/15/2025	5,770	6,004

Series 2019-1, Class D, 3.65%, 4/15/2025	1,410	1,455

Series 2020-2, Class C, 1.46%, 9/15/2025	2,500	2,520

Series 2018-2, Class E, 5.02%, 9/15/2025	5,584	5,728

Series 2020-2, Class D, 2.22%, 9/15/2026	2,350	2,389

Santander Prime Auto Issuance Notes Trust

Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	1,242	1,252

Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	2,527	2,544

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	11,500	12,256

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	4,120	4,325

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	8,418

Security National Mortgage Loan Trust Series 2004-2A, Class AF3, 5.77%, 11/25/2034 ‡ (a) (k)	87	87

Sierra Timeshare Receivables Funding LLC

Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	735	722

Series 2019-2A, Class D, 4.54%, 5/20/2036 ‡ (a)	2,079	2,001

Series 2019-3A, Class D, 4.18%, 8/20/2036 ‡ (a)	4,806	4,557

Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	4,600	4,655

Small Business Lending Trust Series 2020-A, Class C, 5.01%, 12/15/2026 ‡ (a)	3,250	2,232

SoFi Consumer Loan Program LLC

Series 2017-6, Class B, 3.52%, 11/25/2026 (a)	100	102

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-6, Class C, 4.02%, 11/25/2026 ‡ (a)	100	101

SoFi Consumer Loan Program Trust

Series 2018-1, Class B, 3.65%, 2/25/2027 (a)	450	463

Series 2018-1, Class C, 3.97%, 2/25/2027 ‡ (a)	450	455

Sonic Capital LLC Series 2020-1A, Class A2II, 4.34%, 1/20/2050 (a)	2,985	3,173

Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	900	904

Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024 ‡ (a) (h)	4,688	4,640

Structured Asset Investment Loan Trust Series 2004-8, Class M3, 1.15%, 9/25/2034 ‡ (k)	179	177

Tesla Auto Lease Trust

Series 2019-A, Class D, 3.37%, 1/20/2023 (a)	2,700	2,778

Series 2020-A, Class D, 2.33%, 2/20/2024 (a)	2,000	2,016

Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	2,500	2,524

Tif Funding II LLC Series 2020-1A, Class A, 3.00%, 8/20/2045 (a)	5,000	5,018

Tricolor Auto Securitization Trust Series 2018-1A, Class B, 7.30%, 2/16/2021 (a)	2,700	2,776

United Auto Credit Securitization Trust Series 2018-1, Class D, 3.52%, 11/10/2022 (a)	53	53

US Auto Funding LLC

Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	7,000	7,089

Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	1,845	1,914

VCAT LLC Series 2020-NPL1, Class A1, 3.67%, 8/25/2050 (a) (h)	6,000	6,000

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049 ‡ (a) (h)	7,850	7,588

Series 2019-NPL4, Class A2, 5.44%, 8/25/2049 ‡ (a) (h)	3,910	3,648

Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049 (a) (h)	9,495	9,335

Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049 ‡ (a) (h)	9,000	8,698

Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049 (a) (h)	15,000	14,496

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (h)	12,000	11,537

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (h)	8,218	8,240

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	2,500	2,510

VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	9,270	8,219

VMD-WL1 4.71%, 1/31/2021	7,594	7,549

VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 (a) (h)	17,435	16,837

VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 ‡ (a) (h)	12,130	11,835

VOLT LXXXIV LLC Series 2019-NP10, Class A1B, 3.97%, 12/27/2049 ‡ (a) (h)	14,250	13,823

VOLT LXXXV LLC Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (a) (h)	25,000	23,924

Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 3.52%, 10/18/2031 ‡ (a) (k)	535	502

Welk Resorts LLC

Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	4,155	4,003

Series 2019-AA, Class D, 4.03%, 6/15/2038 ‡ (a)	1,638	1,493

Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	11,772	12,169

Westlake Automobile Receivables Trust

Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	3,240	3,339

Series 2018-3A, Class E, 4.90%, 12/15/2023 (a)	670	692

Series 2018-2A, Class E, 4.86%, 1/16/2024 (a)	450	466

Series 2019-1A, Class D, 3.67%, 3/15/2024 (a)	3,350	3,460

Series 2019-1A, Class E, 4.49%, 7/15/2024 (a)	950	983

Series 2018-1A, Class F, 5.60%, 7/15/2024 (a)	3,500	3,497

Series 2019-3A, Class C, 2.49%, 10/15/2024 (a)	1,630	1,661

Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	6,310	6,418

Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	1,013	1,040

Series 2018-2A, Class F, 6.04%, 1/15/2025 (a)	1,320	1,325

Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	3,690	3,684

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	600	591

Series 2019-2A, Class E, 4.02%, 4/15/2025 (a)	4,815	4,858

Series 2020-2A, Class C, 2.01%, 7/15/2025 (a)	1,000	1,013

Series 2020-2A, Class D, 2.76%, 1/15/2026 (a)	2,000	2,048

Series 2019-1A, Class F, 5.67%, 2/17/2026 (a)	3,009	2,971

Series 2019-2A, Class F, 5.00%, 3/16/2026 (a)	1,880	1,824

Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	1,400	1,345

Total Asset-backed Securities (Cost $1,280,765)		1,260,253

Collateralized Mortgage Obligations — 19.0%

ACC 1/15/2021 ‡	7,357	7,357

Acre Series 2017-B, 8.39%, 12/22/2021 ‡	500	495

Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 3.91%, 5/25/2036 (k)	1,743	1,655

Alternative Loan Trust

Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	33	35

Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	22	22

Series 2005-23CB, Class A7, 5.25%, 7/25/2035	28	27

Series 2005-23CB, Class A16, 5.50%, 7/25/2035	79	76

Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	543	529

Series 2005-J14, Class A3, 5.50%, 12/25/2035	351	286

Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	660	514

Angel Oak Mortgage Trust

Series 2019-5, Class M1, 3.30%, 10/25/2049 ‡ (a) (k)	8,000	7,796

Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (k)	2,470	2,386

Series 2020-1, Class M1, 3.16%, 12/25/2059 ‡ (a) (k)	4,400	4,276

Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (k)	1,550	1,473

Angel Oak Mortgage Trust I LLC Series 2018-PB1, Class A, 4.00%, 8/25/2021 (a)	107	107

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	213

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Antler Mortgage Trust

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (a)	1,214	1,216

Series 2019-RTL1, Class A2, 4.95%, 8/25/2022 (a) (k)	2,000	2,048

Series 2019-RTL1, Class M, 6.90%, 1/25/2023 ‡ (a) (k)	3,000	3,017

Series 2018-RTL1, Class M, 7.39%, 5/25/2023 ‡ (a) (h)	1,700	1,419

Arroyo Mortgage Trust

Series 2019-3, Class M1, 4.20%, 10/25/2048 ‡ (a) (k)	1,000	1,017

Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (k)	1,553	1,594

Banc of America Alternative Loan Trust Series 2005-3, Class 2A1, 5.50%, 4/25/2020	4	4

Banc of America Funding Trust Series 2007-5, Class 4A1, 0.55%, 7/25/2037 (k)	459	293

Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 3.28%, 8/25/2034 (k)	147	148

Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 ‡ (h)	124	119

Bellemeade Re Ltd. (Bermuda)

Series 2018-3A, Class M1B, 2.03%, 10/25/2028 ‡ (a) (k)	619	614

Series 2018-3A, Class M2, 2.93%, 10/25/2028 ‡ (a) (k)	1,140	1,086

Series 2019-1A, Class M2, 2.88%, 3/25/2029 ‡ (a) (k)	1,000	914

Series 2019-3A, Class B1, 2.68%, 7/25/2029 ‡ (a) (k)	1,000	872

CHL GMSR Issuer Trust

Series 2018-GT1, Class A, 2.93%, 5/25/2023 (a) (k)	840	802

Series 2018-GT1, Class B, 3.68%, 5/25/2023 ‡ (a) (k)	850	736

CIM Trust Series 2019-INV3, Class A11, 1.12%, 8/25/2049 (a) (k)	5,540	5,511

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	55	55

Citigroup Mortgage Loan Trust, Inc.

Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019 ‡	6	6

Series 2003-1, Class 3A5, 5.25%, 9/25/2033	118	120

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050 (a) (k)	2,040	2,059

Connecticut Avenue Securities Trust

Series 2018-R07, Class 1ED2, 1.28%, 4/25/2031 (a) (k)	196	194

Series 2018-R07, Class 1M2, 2.58%, 4/25/2031 (a) (k)	9,211	9,171

Series 2018-R07, Class 1B1, 4.53%, 4/25/2031 ‡ (a) (k)	8,186	7,804

Series 2019-R01, Class 2M2, 2.63%, 7/25/2031 (a) (k)	14,529	14,383

Series 2019-R01, Class 2B1, 4.53%, 7/25/2031 ‡ (a) (k)	1,000	935

Series 2019-R02, Class 1B1, 4.33%, 8/25/2031 ‡ (a) (k)	10,130	9,648

Series 2019-R04, Class 2B1, 5.43%, 6/25/2039 (a) (k)	5,000	4,399

Series 2019-R05, Class 1M2, 2.18%, 7/25/2039 ‡ (a) (k)	1,533	1,527

Series 2019-R05, Class 1B1, 4.28%, 7/25/2039 (a) (k)	1,500	1,282

Series 2019-R06, Class 2B1, 3.93%, 9/25/2039 (a) (k)	26,974	21,983

Series 2019-R07, Class 1M2, 2.28%, 10/25/2039 (a) (k)	14,839	14,765

Series 2019-R07, Class 1B1, 3.58%, 10/25/2039 ‡ (a) (k)	3,000	2,444

Series 2020-R01, Class 1M2, 2.23%, 1/25/2040 ‡ (a) (k)	3,800	3,648

Series 2020-R01, Class 1B1, 3.43%, 1/25/2040 ‡ (a) (k)	2,000	1,388

CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 0.73%, 6/25/2035 (k)	299	227

CSMA SFR Holdings II (United Kingdom)

Zero Coupon, 7/31/2023 ‡	6,810	6,674

Deephaven Residential Mortgage Trust

Series 2019-2A, Class B1, 4.72%, 4/25/2059 ‡ (a) (k)	1,500	1,418

Series 2019-2A, Class B2, 5.79%, 4/25/2059 ‡ (a) (k)	1,500	1,322

Series 2019-3A, Class B1, 4.26%, 7/25/2059 ‡ (a) (k)	2,000	1,902

Series 2019-3A, Class B2, 5.66%, 7/25/2059 ‡ (a) (k)	2,000	1,757

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (a) (k)	6,690	6,479

Series 2019-4A, Class B2, 4.92%, 10/25/2059 ‡ (a) (k)	5,650	5,188

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2020-1, Class A1, 2.34%, 1/25/2060 (a) (k)	4,025	4,065

Series 2020-1, Class A3, 2.65%, 1/25/2060 (a) (k)	5,094	5,052

Series 2020-1, Class M1, 3.01%, 1/25/2060 ‡ (a) (k)	9,500	8,942

Series 2020-1, Class B1, 3.66%, 1/25/2060 ‡ (a) (k)	4,000	3,784

Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (h)	152	158

DT Asset Trust 5.84%, 12/16/2022	500	501

Eagle RE Ltd. (Bermuda)

Series 2019-1, Class M1B, 1.98%, 4/25/2029 ‡ (a) (k)	541	537

Series 2019-1, Class M2, 3.48%, 4/25/2029 ‡ (a) (k)	2,240	2,136

FHLMC 1.63%, 5/25/2035 (k)	5,999	1,006

FHLMC STACR Trust

Series 2018-HQA2, Class M2, 2.48%, 10/25/2048 (a) (k)	8,430	8,218

Series 2018-HQA2, Class B1, 4.43%, 10/25/2048 (a) (k)	1,670	1,499

Series 2019-HQA2, Class M2, 2.23%, 4/25/2049 (a) (k)	1,453	1,426

FHLMC Structured Agency Credit Risk Debt Notes

Series 2015-HQA2, Class M3, 4.98%, 5/25/2028 (k)	2,887	2,982

Series 2016-DNA1, Class M3, 5.72%, 7/25/2028 (k)	12,697	13,428

Series 2016-HQA1, Class M3, 6.53%, 9/25/2028 (k)	1,963	2,076

Series 2016-HQA2, Class M3, 5.33%, 11/25/2028 (k)	16,767	17,438

Series 2016-DNA3, Class M3, 5.17%, 12/25/2028 (k)	5,213	5,422

Series 2016-DNA4, Class M3, 3.98%, 3/25/2029 (k)	2,413	2,491

Series 2016-HQA4, Class M3, 4.08%, 4/25/2029 (k)	16,338	16,952

Series 2017-HQA1, Class M2, 3.73%, 8/25/2029 (k)	10,804	11,020

Series 2017-DNA2, Class M2, 3.63%, 10/25/2029 (k)	2,720	2,784

Series 2017-DNA2, Class B1, 5.33%, 10/25/2029 (k)	7,000	7,088

Series 2017-HQA2, Class B1, 4.93%, 12/25/2029 (k)	2,500	2,494

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-DNA3, Class M2, 2.68%, 3/25/2030 (k)	1,860	1,874

Series 2017-DNA3, Class B1, 4.63%, 3/25/2030 (k)	3,500	3,483

Series 2017-HQA3, Class B1, 4.63%, 4/25/2030 (k)	1,000	935

Series 2018-HQA1, Class M2, 2.48%, 9/25/2030 (k)	8,676	8,502

Series 2018-HQA1, Class B1, 4.53%, 9/25/2030 (k)	7,510	6,834

FHLMC, REMIC

Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	235

Series 4149, IO, 3.00%, 1/15/2033	524	55

Series 4160, IO, 3.00%, 1/15/2033	1,688	168

Series 4212, Class MI, IO, 3.00%, 6/15/2033	2,181	221

Series 2916, Class S, IF, IO, 7.09%, 1/15/2035 (k)	2,893	677

Series 3145, Class GI, IF, IO, 6.44%, 4/15/2036 (k)	2,551	555

Series 4116, Class LS, IF, IO, 6.04%, 10/15/2042 (k)	395	94

Series 4495, Class PI, IO, 4.00%, 9/15/2043	656	62

Series 4321, Class PI, IO, 4.50%, 1/15/2044	513	80

Series 4670, Class TI, IO, 4.50%, 1/15/2044	937	105

Series 4550, Class DI, IO, 4.00%, 3/15/2044	485	51

Series 4612, Class QI, IO, 3.50%, 5/15/2044	727	65

Series 4612, Class PI, IO, 3.50%, 6/15/2044	59	6

Series 4657, Class QI, IO, 4.00%, 9/15/2044	764	76

Series 4585, Class JI, IO, 4.00%, 5/15/2045	458	67

Series 4628, Class PI, IO, 4.00%, 7/15/2045	477	59

Series 4844, Class PI, IO, 4.50%, 1/15/2046	2,550	121

Series 4842, Class PI, IO, 4.50%, 4/15/2046	551	37

Series 4599, Class SA, IF, IO, 5.84%, 7/15/2046 (k)	359	76

Series 4681, Class SD, IF, IO, 5.99%, 5/15/2047 (k)	878	167

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	215

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4694, Class SA, IF, IO, 5.94%, 6/15/2047 (k)	1,339	210

Series 4689, Class SD, IF, IO, 5.99%, 6/15/2047 (k)	1,296	249

Series 4717, Class SP, IF, IO, 5.94%, 8/15/2047 (k)	34,203	8,375

Series 4707, Class SA, IF, IO, 5.99%, 8/15/2047 (k)	1,102	254

Series 4709, Class SE, IF, IO, 5.99%, 8/15/2047 (k)	890	181

Series 4714, Class SA, IF, IO, 5.99%, 8/15/2047 (k)	988	211

Series 4769, IO, 4.00%, 9/15/2047	6,098	625

Series 4746, Class SC, IF, IO, 5.99%, 1/15/2048 (k)	13,952	3,107

Series 4844, Class S, IF, IO, 5.94%, 11/15/2048 (k)	11,262	1,596

Series 4910, Class PI, IO, 5.00%, 7/25/2049	3,230	626

Series 4902, Class SA, IF, IO, 5.89%, 8/25/2049 (k)	38,935	6,992

Series 4919, Class SH, IF, IO, 5.84%, 9/25/2049 (k)	28,294	4,412

Series 4906, Class QS, IF, IO, 5.89%, 9/25/2049 (k)	26,606	5,905

Series 4925, Class SA, IF, IO, 5.89%, 10/25/2049 (k)	41,475	7,724

Series 4932, Class SA, IF, IO, 5.84%, 11/25/2049 (k)	35,580	6,298

Series 4931, Class SY, IF, IO, 5.89%, 11/25/2049 (k)	30,843	5,704

Series 4937, Class MS, IF, IO, 5.89%, 12/25/2049 (k)	65,923	12,017

Series 4954, Class SY, IF, IO, 5.89%, 2/25/2050 (k)	37,205	7,419

Series 4983, Class SY, IF, IO, 5.94%, 5/25/2050 (k)	24,531	5,680

Series 4983, Class SA, IF, IO, 5.94%, 6/25/2050 (k)	22,101	4,723

Series 4995, Class SB, IF, IO, 5.94%, 7/25/2050 (k)	20,637	4,965

Series 4839, Class WS, IF, IO, 5.94%, 8/15/2056 (k)	42,047	10,885

FHLMC, STRIPS

Series 304, Class C32, IO, 3.00%, 10/15/2026	371	21

Series 277, Class S6, IF, IO, 5.89%, 9/15/2042 (k)	27,955	5,251

Series 311, Class S1, IF, IO, 5.79%, 8/15/2043 (k)	1,584	251

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 342, Class S7, IF, IO, 5.95%, 2/15/2045 (k)	16,320	3,731

Flagstar Mortgage Trust Series 2020-1INV, Class A11, 1.03%, 3/25/2050 (a) (k)	2,682	2,672

FNMA, Connecticut Avenue Securities Class 1M2, 6.17% (k)	2,862	3,026

Series 2015-C03, Class 1M2, 5.18%, 7/25/2025 ‡ (k)	3,656	3,766

Series 2016-C01, Class 2M2, 7.13%, 8/25/2028 (k)	4,758	5,020

Series 2016-C03, Class 1M2, 5.48%, 10/25/2028 (k)	2,492	2,592

Series 2016-C03, Class 2M2, 6.08%, 10/25/2028 (k)	1,230	1,290

Series 2016-C05, Class 2M2, 4.63%, 1/25/2029 (k)	1,958	2,027

Series 2016-C06, Class 1M2, 4.43%, 4/25/2029 (k)	24,394	25,064

Series 2016-C07, Class 2M2, 4.52%, 5/25/2029 (k)	6,211	6,398

Series 2017-C01, Class 1M2, 3.73%, 7/25/2029 (k)	8,789	8,966

Series 2017-C01, Class 1B1, 5.93%, 7/25/2029 (k)	16,485	16,980

Series 2017-C02, Class 2M2, 3.83%, 9/25/2029 (k)	12,106	12,288

Series 2017-C02, Class 2B1, 5.68%, 9/25/2029 (k)	5,500	5,524

Series 2017-C03, Class 1B1, 5.03%, 10/25/2029 (k)	3,000	2,962

Series 2017-C05, Class 1M2, 2.37%, 1/25/2030 (k)	11,367	11,139

Series 2017-C05, Class 1B1, 3.78%, 1/25/2030 (k)	2,760	2,555

Series 2017-C06, Class 1M2, 2.83%, 2/25/2030 (k)	2,412	2,395

Series 2017-C06, Class 2B1, 4.63%, 2/25/2030 (k)	8,015	7,534

Series 2017-C07, Class 2M2, 2.68%, 5/25/2030 (k)	4,940	4,900

Series 2017-C07, Class 1B1, 4.18%, 5/25/2030 (k)	5,200	4,940

Series 2018-C01, Class 1B1, 3.73%, 7/25/2030 (k)	2,870	2,644

Series 2018-C02, Class 2M2, 2.38%, 8/25/2030 (k)	1,451	1,421

Series 2018-C03, Class 1M2, 2.32%, 10/25/2030 (k)	325	318

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2018-C04, Class 2M2, 2.73%, 12/25/2030 (k)	4,439	4,392

Series 2018-C04, Class 2B1, 4.68%, 12/25/2030 (k)	4,250	3,888

Series 2018-C05, Class 1M2, 2.53%, 1/25/2031 (k)	1,158	1,142

Series 2018-C05, Class 1B1, 4.43%, 1/25/2031 (k)	3,000	2,760

Series 2018-C06, Class 1M2, 2.18%, 3/25/2031 (k)	1,379	1,347

Series 2018-C06, Class 2M2, 2.28%, 3/25/2031 (k)	955	931

Series 2018-C06, Class 1B1, 3.93%, 3/25/2031 (k)	15,310	14,122

Series 2018-C06, Class 2B1, 4.28%, 3/25/2031 (k)	2,860	2,673

FNMA, REMIC

Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,209	101

Series 2012-93, Class FS, IF, IO, 5.97%, 9/25/2032 (k)	3,901	727

Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	3,635	353

Series 2003-76, Class SB, IF, IO, 6.87%, 8/25/2033 (k)	2,856	510

Series 2006-42, Class LI, IF, IO, 6.38%, 6/25/2036 (k)	2,406	438

Series 2011-79, Class SD, IF, IO, 5.72%, 8/25/2041 (k)	6,773	1,348

Series 2011-78, Class JS, IF, IO, 5.82%, 8/25/2041 (k)	3,081	692

Series 2012-101, Class SC, IF, IO, 5.82%, 9/25/2042 (k)	12,517	2,148

Series 2012-127, Class AI, IO, 4.00%, 11/25/2042	771	105

Series 2012-133, Class HS, IF, IO, 5.97%, 12/25/2042 (k)	357	91

Series 2012-133, Class NS, IF, IO, 5.97%, 12/25/2042 (k)	1,629	392

Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	628	70

Series 2015-35, Class SA, IF, IO, 5.42%, 6/25/2045(k)	17,756	3,167

Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	524	80

Series 2016-56, Class ST, IF, IO, 5.82%, 8/25/2046 (k)	8,860	2,112

Series 2016-63, Class AS, IF, IO, 5.82%, 9/25/2046 (k)	185	42

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-75, Class SC, IF, IO, 5.92%, 10/25/2046 (k)	12,309	2,600

Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	678	97

Series 2016-95, Class ES, IF, IO, 5.82%, 12/25/2046 (k)	3,050	724

Series 2017-13, Class AS, IF, IO, 5.87%, 2/25/2047 (k)	1,118	248

Series 2017-6, Class SB, IF, IO, 5.87%, 2/25/2047 (k)	218	45

Series 2017-16, Class SM, IF, IO, 5.87%, 3/25/2047 (k)	7,079	1,431

Series 2017-39, Class ST, IF, IO, 5.92%, 5/25/2047 (k)	2,736	623

Series 2017-70, Class SA, IF, IO, 5.97%, 9/25/2047 (k)	1,726	387

Series 2017-69, Class SH, IF, IO, 6.02%, 9/25/2047 (k)	1,534	330

Series 2017-81, Class SM, IF, IO, 6.02%, 10/25/2047 (k)	29,176	7,183

Series 2017-90, Class SP, IF, IO, 5.97%, 11/25/2047 (k)	4,690	1,147

Series 2017-93, Class SA, IF, IO, 5.97%, 11/25/2047 (k)	27,041	4,950

Series 2017-102, Class IJ, IO, 3.50%, 12/25/2047	1,400	132

Series 2017-112, Class SC, IF, IO, 5.97%, 1/25/2048 (k)	6,007	1,090

Series 2018-16, Class SN, IF, IO, 6.07%, 3/25/2048 (k)	4,066	685

Series 2018-27, Class SE, IF, IO, 6.02%, 5/25/2048 (k)	5,537	1,249

Series 2018-67, Class SN, IF, IO, 6.02%, 9/25/2048 (k)	10,786	2,122

Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	2,257	365

Series 2018-73, Class SC, IF, IO, 6.02%, 10/25/2048 (k)	7,894	1,551

Series 2018-78, Class SA, IF, IO, 6.02%, 10/25/2048 (k)	32,035	5,621

Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	4,594	763

Series 2019-31, Class S, IF, IO, 5.87%, 7/25/2049 (k)	19,395	4,214

Series 2019-37, Class CS, IF, IO, 5.87%, 7/25/2049 (k)	6,686	1,695

Series 2019-42, Class SK, IF, IO, 5.87%, 8/25/2049 (k)	14,648	2,691

Series 2019-62, Class SP, IF, IO, 5.87%, 11/25/2049 (k)	30,340	6,880

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	217

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-65, Class SP, IF, IO, 5.87%, 11/25/2049 (k)	39,134	7,352

Series 2020-54, Class AS, IF, IO, 5.97%, 8/25/2050 (k)	49,233	11,039

Series 2017-57, Class SA, IF, IO, 5.92%, 8/25/2057 (k)	1,331	271

FNMA, STRIPS

Series 421, Class 7, IO, 3.50%, 5/25/2030	331	22

Series 421, Class C3, IO, 4.00%, 7/25/2030	563	52

FTF 8.00%, 9/30/2024	6,500	3,315

GCAT Trust

Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 ‡ (a) (k)	10,871	10,230

Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 ‡ (a) (k)	3,000	2,844

GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	51	51

GNMA

Series 2013-182, Class MS, IF, IO, 5.98%, 12/20/2043 (k)	15,814	3,874

Series 2015-110, Class MS, IF, IO, 5.55%, 8/20/2045 (k)	11,211	1,798

Series 2016-33, Class US, IF, IO, 5.89%, 3/20/2046 (k)	18,185	3,363

Series 2016-49, Class SB, IF, IO, 5.89%, 4/20/2046 (k)	7,202	1,475

Series 2016-48, Class DS, IF, IO, 5.94%, 4/20/2046 (k)	30,879	6,383

Series 2016-83, Class SA, IF, IO, 5.94%, 6/20/2046 (k)	4,305	879

Series 2016-108, Class SN, IF, IO, 5.92%, 8/20/2046 (k)	21,401	4,861

Series 2016-108, Class SM, IF, IO, 5.94%, 8/20/2046 (k)	4,869	1,128

Series 2016-111, Class SA, IF, IO, 5.94%, 8/20/2046 (k)	8,306	1,889

Series 2016-120, Class NS, IF, IO, 5.94%, 9/20/2046 (k)	5,508	1,230

Series 2016-120, Class SA, IF, IO, 5.94%, 9/20/2046 (k)	27,945	6,523

Series 2016-146, Class NS, IF, IO, 5.94%, 10/20/2046 (k)	6,793	1,593

Series 2016-147, Class AS, IF, IO, 5.94%, 10/20/2046 (k)	10,054	2,019

Series 2017-192, Class PI, IO, 4.00%, 1/20/2047	2,082	168

Series 2017-36, Class SL, IF, IO, 6.04%, 3/16/2047 (k)	11,331	2,382

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	2,719	238

Series 2017-68, Class DS, IF, IO, 5.99%, 5/20/2047 (k)	22,549	4,836

Series 2017-68, Class SA, IF, IO, 5.99%, 5/20/2047 (k)	5,063	1,040

Series 2017-80, Class AS, IF, IO, 6.04%, 5/20/2047 (k)	5,598	1,201

Series 2017-85, Class SA, IF, IO, 5.99%, 6/20/2047 (k)	8,282	1,582

Series 2017-101, Class SK, IF, IO, 6.04%, 7/20/2047 (k)	12,444	2,503

Series 2017-107, Class KS, IF, IO, 6.04%, 7/20/2047 (k)	11,529	2,097

Series 2017-120, Class ES, IF, IO, 6.04%, 8/20/2047 (k)	9,602	2,148

Series 2017-134, Class SB, IF, IO, 6.04%, 9/20/2047 (k)	7,874	1,319

Series 2017-134, Class SD, IF, IO, 6.04%, 9/20/2047 (k)	12,124	2,627

Series 2017-155, Class KS, IF, IO, 6.04%, 10/20/2047 (k)	8,741	1,540

Series 2017-161, Class DS, IF, IO, 6.09%, 10/20/2047 (k)	5,965	1,457

Series 2017-163, Class HS, IF, IO, 6.04%, 11/20/2047 (k)	17,044	3,148

Series 2017-180, Class SD, IF, IO, 6.04%, 12/20/2047 (k)	8,785	2,024

Series 2018-7, Class DS, IF, IO, 5.54%, 1/20/2048 (k)	5,960	890

Series 2018-6, Class CS, IF, IO, 6.04%, 1/20/2048 (k)	6,633	1,502

Series 2018-36, Class SG, IF, IO, 6.04%, 3/20/2048 (k)	5,643	1,192

Series 2018-46, Class AS, IF, IO, 6.04%, 3/20/2048 (k)	20,553	4,891

Series 2018-63, Class BS, IF, IO, 6.04%, 4/20/2048 (k)	13,435	2,903

Series 2018-63, Class SB, IF, IO, 6.04%, 4/20/2048 (k)	7,358	1,260

Series 2018-65, Class DS, IF, IO, 6.04%, 5/20/2048 (k)	8,282	1,954

Series 2018-125, Class SU, IF, IO, 6.04%, 9/20/2048 (k)	25,200	4,908

Series 2018-147, Class SD, IF, IO, 5.99%, 10/20/2048 (k)	5,576	1,125

Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	209	39

Series 2019-1, Class SG, IF, IO, 5.89%, 1/20/2049 (k)	20,215	3,848

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-49, Class SB, IF, IO, 5.38%, 4/20/2049 (k)	12,557	2,070

Series 2019-42, Class SJ, IF, IO, 5.89%, 4/20/2049 (k)	13,419	1,944

Series 2019-43, Class LS, IF, IO, 5.89%, 4/20/2049 (k)	5,925	1,110

Series 2019-65, Class ST, IF, IO, 5.89%, 5/20/2049 (k)	20,662	3,216

Series 2019-56, Class GS, IF, IO, 5.99%, 5/20/2049 (k)	13,558	2,712

Series 2019-71, Class SA, IF, IO, 5.99%, 6/20/2049 (k)	22,324	4,263

Series 2019-71, Class SK, IF, IO, 5.99%, 6/20/2049 (k)	19,242	3,328

Series 2019-85, Class CS, IF, IO, 5.94%, 7/20/2049 (k)	34,831	6,917

Series 2019-86, Class ST, IF, IO, 5.94%, 7/20/2049 (k)	21,402	3,325

Series 2019-89, Class KS, IF, IO, 5.94%, 7/20/2049 (k)	26,966	4,456

Series 2019-103, Class SC, IF, IO, 5.89%, 8/20/2049 (k)	37,511	6,770

Series 2019-99, Class SJ, IF, IO, 5.89%, 8/20/2049 (k)	19,352	3,214

Series 2019-97, Class GS, IF, IO, 5.94%, 8/20/2049(k)	44,183	7,876

Series 2019-115, Class SA, IF, IO, 5.89%, 9/20/2049 (k)	18,320	3,199

Series 2019-115, Class US, IF, IO, 5.89%, 9/20/2049 (k)	22,206	4,242

Series 2019-119, Class SA, IF, IO, 5.89%, 9/20/2049 (k)	32,439	5,940

Series 2019-120, Class DS, IF, IO, 5.89%, 9/20/2049 (k)	23,189	4,366

Series 2019-115, Class SD, IF, IO, 5.94%, 9/20/2049 (k)	45,523	5,849

Series 2019-115, Class SW, IF, IO, 5.94%, 9/20/2049 (k)	45,161	7,172

Series 2019-117, Class SA, IF, IO, 5.94%, 9/20/2049 (k)	26,606	5,480

Series 2019-132, Class SK, IF, IO, 5.89%, 10/20/2049 (k)	27,889	4,249

Series 2019-138, Class SW, IF, IO, 5.89%, 10/20/2049 (k)	5,385	973

Series 2019-137, Class PI, IO, 3.50%, 11/20/2049	27,537	3,212

Series 2019-158, Class SG, IF, IO, 5.89%, 12/20/2049 (k)	29,092	5,101

Series 2020-11, Class LS, IF, IO, 5.89%, 1/20/2050 (k)	82,414	13,221

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-11, Class SN, IF, IO, 5.89%, 1/20/2050 (k)	31,335	5,421

Series 2020-33, Class SB, IF, IO, 5.89%, 3/20/2050 (k)	33,909	8,728

Series 2020-86, Class TS, IF, IO, 5.44%, 6/20/2050 (k)	18,299	3,374

Series 2020-101, Class SA, IF, IO, 6.04%, 7/20/2050 (k)	99,121	24,635

Series 2020-101, Class SJ, IF, IO, 6.04%, 7/20/2050 (k)	74,661	17,469

Series 2015-H13, Class GI, IO, 1.61%, 4/20/2065 (k)	2,594	114

Series 2017-H14, Class FG, 1.59%, 6/20/2067 (k)	549	561

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	448	451

GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (k)	179	90

GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 3.79%, 9/25/2035 (k)	183	185

HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 0.34%, 1/25/2047 (k)	9,857	9,297

Homeward Opportunities Fund I Trust

Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (a) (k)	2,220	2,225

Series 2019-1, Class B1, 4.80%, 1/25/2059 ‡ (a) (k)	2,600	2,627

Series 2019-3, Class B1, 4.02%, 11/25/2059 ‡ (a) (k)	5,000	4,657

Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	1,500	1,500

Impac CMB Trust Series 2005-1, Class 1A2, 0.80%, 4/25/2035 (k)	348	335

IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.29%, 9/25/2037 (k)	16,684	13,738

J.P. Morgan Alternative Loan Trust Series 2006-S3, Class A4, 6.31%, 8/25/2036 (h)	3,259	3,114

JP Morgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	60	65

Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	14,767	10,781

LHOME Mortgage Trust

Series 2019-RTL1, Class A1, 4.58%, 10/25/2023 (a) (h)	1,125	1,136

Series 2019-RTL2, Class A2, 4.34%, 3/25/2024 (a) (h)	8,580	8,148

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	219

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	12,000	12,099

Series 2019-RTL3, Class A2, 4.34%, 7/25/2024 (a) (h)	9,300	8,764

Series 2020-RTL1, Class A2, 3.72%, 10/25/2024 (a) (h)	4,250	3,939

MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033 ‡ (k)	63	65

MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	60	62

Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 2.95%, 8/25/2033 (k)	90	88

New Residential Mortgage Loan Trust

Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (k)	19,593	531

Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (k)	41,254	1,761

Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (k)	3,042	2,794

OBX Trust

Series 2020-INV1, Class A11, 1.08%, 12/25/2049 (a) (k)	3,760	3,733

Series 2019-EXP1, Class 2A1B, 1.13%, 1/25/2059 (a) (k)	4,115	4,033

Series 2019-EXP3, Class 2A1B, 1.08%, 10/25/2059 (a) (k)	2,704	2,708

Series 2020-EXP1, Class 2A1, 0.93%, 2/25/2060 (a) (k)	4,585	4,544

P -stlb 9.25%, 10/11/2026 ‡	7,700	7,700

PMT Credit Risk Transfer Trust

Series 2019-2R, Class A, 2.92%, 5/27/2023 (a) (k)	2,352	2,202

Series 2019-1R, Class A, 2.17%, 3/27/2024 (a) (k)	5,766	5,473

PRPM

Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (k)	12,233	12,180

Series 2019-GS1, Class A2, 4.75%, 10/25/2024 (a) (k)	4,806	4,719

PRPM LLC

Series 2019-1A, Class A1, 4.50%, 1/25/2024 (a) (h)	1,808	1,821

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (h)	1,965	1,965

RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034 125		129

Repo Buyer 8.32%, 5/14/2022 ‡	3,999	3,999

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	9,976	9,677

RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (h)	19,898	17,671

SART

5.64%, 2/15/2024 ‡	1,001	973

4.75%, 7/15/2024	440	438

4.76%, 6/15/2025	1,063	1,068

SART CRR

Series 4, Class B, 4.70%, 10/15/2024 ‡	2,004	1,945

5.01%, 4/15/2026 ‡	1,526	1,483

4.60%, 7/15/2026 ‡	1,888	1,832

Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.02%, 7/25/2056 (k)	28,469	28

STACR Trust

Series 2018-HRP1, Class B1, 3.93%, 4/25/2043 ‡ (a) (k)	2,830	2,556

Series 2018-HRP2, Class M3, 2.58%, 2/25/2047 ‡ (a) (k)	14,145	13,348

Series 2018-DNA3, Class B1, 4.08%, 9/25/2048 ‡ (a) (k)	2,300	2,084

Starwood Mortgage Residential Trust

Series 2018-IMC1, Class B1, 5.29%, 3/25/2048 (a) (k)	1,000	1,038

Series 2019-1, Class M1, 3.76%, 6/25/2049 ‡ (a) (k)	3,500	3,426

Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 1.81%, 10/25/2037 (k)	2,564	2,376

Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 1.02%, 5/25/2047 (k)	17,252	13,055

Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021 (a) (h)	940	949

TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024 (a) (h)	5,500	5,144

Verus Securitization Trust

Series 2018-2, Class A1, 3.68%, 6/1/2058 (a) (k)	367	371

Series 2018-INV2, Class A1FL, 1.38%, 10/25/2058 (a) (k)	4,254	4,236

Series 2019-4, Class M1, 3.21%, 11/25/2059 ‡ (a) (k)	5,200	5,236

Series 2019-INV3, Class B1, 3.73%, 11/25/2059 ‡ (a) (k)	7,606	6,877

Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (k)	2,200	2,047

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-INV1, Class M1, 4.03%, 12/25/2059 ‡ (a) (k)	1,190	1,190

Series 2019-INV1, Class B1, 4.99%, 12/25/2059 ‡ (a)	750	694

Series 2020-1, Class A2, 2.64%, 1/25/2060 (a) (h)	6,307	6,437

Series 2020-1, Class A3, 2.72%, 1/25/2060 (a) (h)	4,483	4,565

Series 2020-1, Class M1, 3.02%, 1/25/2060 ‡ (a) (k)	1,990	1,871

Series 2020-1, Class B1, 3.62%, 1/25/2060 ‡ (a) (k)	1,150	999

Series 2020-2, Class A1, 2.23%, 5/25/2060 (a) (k)	946	951

Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 ‡ (a) (k)	820	772

VOLT PT 7/27/2023 ‡	19,687	18,851

WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	138	143

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 2.87%, 8/25/2033 (k)	156	156

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	147	152

Series 2005-AR7, Class A3, 2.96%, 8/25/2035 (k)	100	101

Total Collateralized Mortgage Obligations (Cost $1,273,127)		1,231,531

Foreign Government Securities — 2.3%

Arab Republic of Egypt (Egypt) 7.05%, 1/15/2032 (f)	5,600	5,565

Democratic Socialist Republic of Sri Lanka (Sri Lanka) 6.20%, 5/11/2027 (f)	7,850	6,400

Dominican Republic Government Bond (Dominican Republic) 5.88%, 1/30/2060 (a)	13,650	13,044

Federal Republic of Nigeria (Nigeria) 7.14%, 2/23/2030 (f)	5,100	5,127

Hashemite Kingdom of Jordan (Jordan) 7.38%, 10/10/2047 (f)	4,700	4,900

Kingdom of Bahrain (Bahrain) 7.00%, 10/12/2028 (f)	1,900	2,163

Republic of Angola (Angola)

8.00%, 11/26/2029 (a)	5,720	4,712

8.00%, 11/26/2029 (f)	500	412

9.13%, 11/26/2049 (f)	5,100	4,118

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Belarus (Belarus) 6.88%, 2/28/2023 (f)	1,600	1,572

Republic of Costa Rica (Costa Rica)

4.38%, 4/30/2025 (f)	1,100	1,018

5.63%, 4/30/2043 (f)	1,200	985

Republic of Cote d’Ivoire (Ivory Coast)

6.38%, 3/3/2028 (f)	13,737	14,253

5.75%, 12/31/2032 (f) (h)	2,541	2,484

Republic of El Salvador (El Salvador)

8.63%, 2/28/2029 (f)	5,400	5,532

7.63%, 2/1/2041 (f)	4,400	4,049

7.12%, 1/20/2050 (f)	3,700	3,182

Republic of Ghana (Ghana)

7.88%, 2/11/2035 (a)	1,420	1,298

8.95%, 3/26/2051 (f)	500	464

8.75%, 3/11/2061 (a)	3,300	3,003

Republic of Guatemala (Guatemala) 4.90%, 6/1/2030 (a)	2,100	2,363

Republic of Kenya (Kenya)

6.88%, 6/24/2024 (f)	1,700	1,747

8.00%, 5/22/2032 (a)	1,780	1,824

8.00%, 5/22/2032 (f)	1,400	1,435

Republic of Namibia (Namibia) 5.25%, 10/29/2025 (f)	4,900	4,967

Republic of Paraguay (Paraguay)

6.10%, 8/11/2044 (f)	6,375	8,519

5.40%, 3/30/2050 (a)	2,970	3,742

Republic of Senegal (Senegal)

6.25%, 5/23/2033 (f)	1,400	1,440

6.75%, 3/13/2048 (f)	4,500	4,472

Republic of South Africa (South Africa) 5.75%, 9/30/2049	6,020	5,382

State of Qatar (Qatar) 4.40%, 4/16/2050 (a)	6,900	8,953

Sultanate of Oman Government Bond (Oman)

4.88%, 2/1/2025 (f)	4,100	4,016

5.38%, 3/8/2027 (f)	1,400	1,363

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2020 (f)	1,700	1,697

8.99%, 2/1/2024 (f)	3,400	3,705

9.75%, 11/1/2028 (f)	3,700	4,230

United Arab Emirates Government Bond (United Arab Emirates) 3.88%, 4/16/2050 (a)	2,100	2,565

Total Foreign Government Securities (Cost $152,020)		146,701

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	221

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 1.5%

FNMA UMBS, 30 Year Pool # MA4055, 2.50%, 6/1/2050	67,146	70,659

GNMA I 5.94%, 1/20/2050 (k)	10,865	1,943

GNMA II, 30 Year

Pool # BF2605, 5.50%, 5/20/2048	1,196	1,341

Pool # BN2462, 4.50%, 6/20/2048	216	232

Pool # BH2761, 4.50%, 9/20/2048	2,526	2,801

Pool # BJ4027, 4.50%, 9/20/2048	618	685

Pool # BJ4052, 4.50%, 9/20/2048	525	580

Pool # BH5219, 4.50%, 10/20/2048	642	711

Pool # BI9909, 4.50%, 10/20/2048	946	1,047

Pool # BJ0977, 4.50%, 10/20/2048	605	671

Pool # BJ4126, 4.50%, 10/20/2048	873	968

Pool # BJ4168, 4.50%, 10/20/2048	1,193	1,322

Pool # BJ4297, 4.50%, 10/20/2048	882	976

Pool # BJ4354, 4.50%, 10/20/2048	686	759

Pool # BJ4396, 4.50%, 10/20/2048	1,201	1,329

Pool # BJ9835, 4.50%, 1/20/2049	1,190	1,333

Pool # BJ9839, 4.38%, 4/20/2049	670	740

Pool # BL9253, 4.50%, 6/20/2049	783	846

Pool # BN2463, 4.50%, 6/20/2049	238	258

Pool # BJ9846, 4.50%, 7/20/2049	1,701	1,910

Pool # BM5450, 4.50%, 7/20/2049	1,162	1,259

Pool # BJ9850, 4.50%, 8/20/2049	749	827

Pool # BJ9854, 4.50%, 9/20/2049	1,082	1,215

Pool # BJ9863, 4.50%, 11/20/2049	1,581	1,777

Pool # BQ8922, 4.50%, 12/20/2049	742	858

Total Mortgage-Backed Securities (Cost $95,765)		97,047

	SHARES (000)
Exchange-Traded Funds — 0.7%

SPDR Blackstone (Cost $43,261)	975	43,700

Preferred Stocks — 0.2%

Electric Utilities — 0.2%

SCE Trust II 5.10%, 5/5/2020 ($25 par value) (l)	54	1,344

SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (l)	240	5,762

Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193	5,176

		12,282

INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 0.0% (b)

MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (l)	97	2,570

Internet & Direct Marketing Retail — 0.0% (b)

MYT Holding Co.

10.00%, 6/7/2029 (a)	16	15

Total Preferred Stocks (Cost $14,275)		14,867

	PRINCIPAL AMOUNT ($000)
Loan Assignments — 0.1% (m)

Aerospace & Defense — 0.0% (b)

MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 10/4/2024 (e)	4	3

Automobiles — 0.0% (b)

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.47%, 8/14/2024 (e)	99	92

Chemicals — 0.0% (b)

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.06%, 6/1/2024 (e)	259	253

Construction & Engineering — 0.0% (b)

Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡ (e)	967	943

Containers & Packaging — 0.0% (b)

Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 1/30/2021 (e)	96	84

Diversified Consumer Services — 0.0% (b)

Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.01%, 8/3/2026 (e)	89	88

Diversified Telecommunication Services — 0.0% (b)

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (e)	206	206

Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023 (e)	50	50

		256

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Electric Utilities — 0.0% (b)

Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024 (e)	44	37

Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024 (e)	2	2

		39

Food & Staples Retailing — 0.1%

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 4/1/2024 ‡ (e)	2,141	2,119

Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025 ‡ (e)	77	59

United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 10/22/2025 (e)	262	255

		2,433

Health Care Providers & Services — 0.0% (b)

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (e)	1,285	1,271

Hotels, Restaurants & Leisure — 0.0% (b)

Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 7.50%, 12/1/2023 (e)	290	256

Interactive Media & Services — 0.0% (b)

Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023 (e)	145	143

Leisure Products — 0.0% (b)

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (e) (i)	58	29

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (e) (i)	247	—

		29

Oil, Gas & Consumable Fuels — 0.0% (b)

California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/2022 (e)	220	80

Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023 (e)	678	466

		546

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — 0.0% (b)

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024 (e)	674	643

Software — 0.0% (b)

Greeneden US Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 12/1/2023 (e)	96	95

Specialty Retail — 0.0%(b)

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 6.81%, 12/18/2026 (e) (n)	12	10

Total Loan Assignments (Cost $7,345)		7,184

Municipal Bonds — 0.0% (b) (o)

California — 0.0% (b)

Los Angeles Community College District Series E, GO, 6.75%, 8/1/2049	100	184

Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	319

Regents of the University of California Series R, Rev., 5.77%, 5/15/2043	140	206

University of California Series J, Rev., 4.13%, 5/15/2045	100	124

University of California, Medical Center Series F, Rev., 6.58%, 5/15/2049	255	409

Total California		1,242

Colorado — 0.0% (b)

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	190

Illinois — 0.0% (b)

Illinois Finance Authority Series A, Rev., 4.00%, 10/1/2049	25	26

Indiana — 0.0% (b)

Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240	360

New Jersey — 0.0% (b)

New Jersey Transportation Trust Fund Authority, Transportation System Series 2012A, Rev., 5.00%, 6/15/2042	25	26

Texas — 0.0% (b)

North Texas Tollway Authority System

Series B, Rev., 6.72%, 1/1/2049	131	236

Total Municipal Bonds (Cost $1,740)		2,080

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	223

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — 0.0% (b)

Aerospace & Defense — 0.0%

Remington Outdoor Co., Inc. * ‡	5		—

Capital Markets — 0.0% (b)

UCI Holdings LLC (New Zealand) * ‡	2		55

Food & Staples Retailing — 0.0% (b)

Moran Foods Backstop Equity * ‡	45		45

Media — 0.0% (b)

Clear Channel Outdoor Holdings, Inc. *	6		6

iHeartMedia, Inc., Class A*	—	(j)	3

			9

Oil, Gas & Consumable Fuels — 0.0% (b)

Battalion Oil Corp. *	1		6

Specialty Retail — 0.0% (b)

Claire’s Stores, Inc. * ‡	—	(j)	5

Total Common Stocks (Cost $125)			120

	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% (b)

Oil, Gas & Consumable Fuels — 0.0% (b)

Whiting Petroleum Corp. 1.25%, 4/1/2020 (i) (Cost $149)	149		34

	NO. OF WARRANTS (000)
Warrants — 0.0% (b)

Wireless Telecommunication Services — 0.0% (b)

iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡ (Cost $37)	2		16

	SHARES (000)
Short-Term Investments — 1.5%

Investment Companies — 1.5%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (p) (q) (Cost $97,743)	97,670		97,748

Total Investments — 99.1% (Cost $6,578,135)			6,432,472
Other Assets Less Liabilities — 0.9%			57,619

NET ASSETS — 100.0%			6,490,091

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SPDR	Standard & Poor’s Depository Receipts
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2020.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.

(i)	Defaulted security.
(j)	Amount rounds to less than one thousand.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(l)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2020.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of August 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2020 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	4,448	12/2020	USD	982,730	408
U.S. Treasury 5 Year Note	296	12/2020	USD	37,296	25
U.S. Treasury 10 Year Note	292	12/2020	USD	40,634	(11)
U.S. Treasury 10 Year Ultra Note	1,787	12/2020	USD	284,468	(180)
U.S. Treasury Long Bond	97	12/2020	USD	16,993	(127)
U.S. Treasury Ultra Bond	361	12/2020	USD	79,206	(1,183)

					(1,068)

Short Contracts
U.S. Treasury 2 Year Note	(3,904)	12/2020	USD	(862,540)	(435)
U.S. Treasury 5 Year Note	(1,256)	12/2020	USD	(158,256)	(111)
U.S. Treasury 10 Year Note	(8,502)	12/2020	USD	(1,183,107)	(1,470)
U.S. Treasury Ultra Bond	(56)	12/2020	USD	(12,287)	154

					(1,862)

					(2,930)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	225

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of August 31, 2020 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.32-V3	1.00	Quarterly	Barclays Bank plc	12/20/2024	1.57	USD 99,045	8,549	(6,548)	2,001
CDX.NA.EM.32-V3	1.00	Quarterly	Barclays Bank plc	12/20/2024	1.57	USD 12,381	1,110	(859)	251

							9,659	(7,407)	2,252

OTC Credit default swap contracts outstanding — sell protection (e) as of August 31, 2020 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	5.40	USD 5,000	(57)	(718)	(775)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	5.40	USD 7,500	(41)	(1,122)	(1,163)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	5.40	USD 5,000	(177)	(598)	(775)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	5.40	USD 5,000	(253)	(522)	(775)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	5.40	USD 5,000	(251)	(524)	(775)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	5.40	USD 2,500	(125)	(262)	(387)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	5.40	USD 12,500	(378)	(1,559)	(1,937)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	5.40	USD 12,500	(141)	(1,797)	(1,938)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	5.40	USD 5,500	(66)	(786)	(852)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	5.40	USD 8,017	(97)	(1,146)	(1,243)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	5.40	USD 12,500	(61)	(1,878)	(1,939)

							(1,647)	(10,912)	(12,559)

							8,012	(18,319)	(10,307)

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of August 31, 2020 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.33-V2	1.00	Quarterly	6/20/2025	1.73	USD 59,500	6,044	(4,279)	1,765
CDX.NA.EM.33-V2	1.00	Quarterly	6/20/2025	1.73	USD 40,409	4,273	(3,073)	1,200
CDX.NA.EM.33-V2	1.00	Quarterly	6/20/2025	1.73	USD 9,950	1,017	(721)	296
CDX.NA.EM.33-V2	1.00	Quarterly	6/20/2025	1.73	USD 10,630	1,126	(811)	315
CDX.NA.EM.33-V2	1.00	Quarterly	6/20/2025	1.73	USD 40,390	4,280	(3,081)	1,199
CDX.NA.EM.33-V2	1.00	Quarterly	6/20/2025	1.73	USD 16,150	1,703	(1,223)	480

						18,443	(13,188)	5,255

CDX.NA.HY.34-V8	5.00	Quarterly	6/20/2025	3.64	USD 383,230	5,195	(29,303)	(24,108)

						23,638	(42,491)	(18,853)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(e)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

Abbreviations

CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of August 31, 2020 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets

OTC Credit default swap contracts outstanding — buy protection	9,659	2,252

Liabilities

OTC Credit default swap contracts outstanding — sell protection	(1,647)	(12,559)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	227

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.7%

Aerospace & Defense — 1.1%

Boeing Co. (The) 4.88%, 5/1/2025	541	588

General Dynamics Corp. 2.25%, 11/15/2022	1,000	1,037

L3Harris Technologies, Inc.

3.85%, 12/15/2026	475	547

4.85%, 4/27/2035	500	661

Lockheed Martin Corp.

2.50%, 11/23/2020	338	339

3.35%, 9/15/2021	211	218

3.55%, 1/15/2026	700	799

Northrop Grumman Corp. 2.93%, 1/15/2025	1,800	1,964

Precision Castparts Corp.

2.50%, 1/15/2023	500	523

3.25%, 6/15/2025	800	893

Raytheon Technologies Corp.

3.20%, 3/15/2024 (a)	300	324

3.15%, 12/15/2024 (a)	476	518

3.95%, 8/16/2025	3,450	3,947

4.13%, 11/16/2028	500	595

4.63%, 11/16/2048	311	408

Textron, Inc. 3.00%, 6/1/2030	1,100	1,154

		14,515

Airlines — 0.0% (b)

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	200	187

Automobiles — 0.2%

BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (a)	250	253

Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (a)	1,250	1,296

Hyundai Capital America

3.00%, 6/20/2022 (a)	530	547

2.85%, 11/1/2022 (a)	266	275

Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021 (a)	345	352

		2,723

Banks — 6.0%

ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021 (a)	450	454

ANZ New Zealand Int’l Ltd. (New Zealand) 2.75%, 1/22/2021 (a)	700	707

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,000	1,131

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Bank of America Corp.

3.30%, 1/11/2023	32	34

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	21	22

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	3,987	4,267

4.00%, 1/22/2025	1,154	1,293

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (c)	1,500	1,589

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	1,500	1,649

4.45%, 3/3/2026	556	645

(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	4,000	4,035

Bank of Montreal (Canada)

2.35%, 9/11/2022	100	104

2.50%, 6/28/2024	500	535

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	1,580	1,724

Bank of Nova Scotia (The) (Canada)

2.80%, 7/21/2021	630	644

2.20%, 2/3/2025	600	637

Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,255	1,372

(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	500	543

BNP Paribas SA (France)

3.38%, 1/9/2025 (a)	800	874

(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (c)	500	559

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,050	1,137

Capital One Bank USA NA 3.38%, 2/15/2023	660	699

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	2,000	2,084

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	1,500	1,632

3.40%, 5/1/2026	650	729

(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	2,400	2,555

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	2,000	2,375

Citizens Financial Group, Inc. 4.30%, 12/3/2025	500	575

Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (a)	1,339	1,517

Cooperatieve Rabobank UA (Netherlands)

3.88%, 2/8/2022	903	950

2.63%, 7/22/2024 (a)	400	428

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Credit Agricole SA (France) 3.75%, 4/24/2023 (a)	775	837

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 4.55%, 4/17/2026	500	586

Discover Bank

4.20%, 8/8/2023	447	492

2.45%, 9/12/2024	900	954

HSBC Holdings plc (United Kingdom)

4.25%, 3/14/2024	800	876

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,800	1,946

(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (c)	1,000	1,048

(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	1,250	1,407

(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	491	496

Huntington Bancshares, Inc. 2.55%, 2/4/2030	1,600	1,678

ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	471

KeyBank NA 3.30%, 6/1/2025	800	897

Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	500	510

Lloyds Banking Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	350	368

3.75%, 1/11/2027	869	977

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.00%, 2/22/2022	221	229

3.76%, 7/26/2023	864	941

2.19%, 2/25/2025	1,550	1,631

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	580	602

2.60%, 9/11/2022	300	312

(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024 (c)	500	506

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	1,435	1,565

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	620	728

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	591	629

PNC Bank NA 2.45%, 11/5/2020	356	357

PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	800	869

Regions Financial Corp. 2.75%, 8/14/2022	402	419

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	1,097	1,299

Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	250	252

Societe Generale SA (France) 4.25%, 9/14/2023 (a)	1,200	1,302

Standard Chartered plc (United Kingdom)

5.20%, 1/26/2024 (a)	1,200	1,317

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	600	623

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.70%, 7/16/2024	1,982	2,127

2.45%, 9/27/2024	800	851

Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442	491

Toronto-Dominion Bank (The) (Canada) 3.15%, 9/17/2020	1,000	1,001

Truist Bank 2.75%, 5/1/2023	1,500	1,585

US Bancorp

Series V, 2.63%, 1/24/2022	732	755

3.60%, 9/11/2024	215	239

Wachovia Corp. 7.57%, 8/1/2026 (d)	700	909

Wells Fargo & Co.

3.00%, 2/19/2025	368	400

(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (c)	1,200	1,264

3.00%, 4/22/2026	800	877

4.30%, 7/22/2027	2,000	2,299

Westpac Banking Corp. (Australia)

2.50%, 6/28/2022	1,100	1,144

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	500	518

		79,083

Beverages — 0.9%

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.15%, 1/23/2025	4,250	4,836

4.75%, 1/23/2029	395	482

Coca-Cola Co. (The) 1.45%, 6/1/2027	382	395

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	250	269

1.85%, 9/1/2032	401	400

Constellation Brands, Inc.

3.15%, 8/1/2029	400	435

2.88%, 5/1/2030	119	128

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	229

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	1,042

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	745	867

4.60%, 5/25/2028	400	483

PepsiCo, Inc.

2.38%, 10/6/2026	200	219

2.63%, 7/29/2029	1,400	1,557

		11,113

Biotechnology — 0.6%

AbbVie, Inc.

2.90%, 11/6/2022	500	526

3.85%, 6/15/2024 (a)	1,250	1,378

2.95%, 11/21/2026 (a)	578	636

4.25%, 11/14/2028	1,000	1,190

3.20%, 11/21/2029 (a)	475	526

Amgen, Inc. 2.20%, 2/21/2027	356	377

Baxalta, Inc. 3.60%, 6/23/2022	35	37

Biogen, Inc. 2.25%, 5/1/2030	394	404

Gilead Sciences, Inc.

2.55%, 9/1/2020	300	300

3.70%, 4/1/2024	1,456	1,607

3.50%, 2/1/2025	35	39

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	231	225

		7,245

Building Products — 0.0% (b)

CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	222	243

Capital Markets — 2.6%

Ameriprise Financial, Inc. 4.00%, 10/15/2023	550	611

Bank of New York Mellon Corp. (The)

4.15%, 2/1/2021	440	447

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	1,000	1,037

3.40%, 1/29/2028	1,500	1,742

BlackRock, Inc. 3.20%, 3/15/2027	400	454

Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (a)	470	517

Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	850	970

Charles Schwab Corp. (The) 3.20%, 3/2/2027	250	280

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	2,320	2,590

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	600	620

3.95%, 2/27/2023	500	528

Goldman Sachs Group, Inc. (The)

2.35%, 11/15/2021	1,195	1,200

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	500	513

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	196	204

4.00%, 3/3/2024	2,250	2,493

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	403	439

4.25%, 10/21/2025	1,592	1,812

3.50%, 11/16/2026	1,200	1,338

3.85%, 1/26/2027	1,000	1,139

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	384	435

Invesco Finance plc 3.75%, 1/15/2026	436	491

Jefferies Group LLC 6.88%, 4/15/2021	400	415

Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025 (a)	1,000	1,065

Macquarie Group Ltd. (Australia)

6.25%, 1/14/2021 (a)	800	817

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	200	239

Morgan Stanley

5.75%, 1/25/2021	687	702

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	3,600	3,890

3.70%, 10/23/2024	1,000	1,116

5.00%, 11/24/2025	622	731

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	400	421

4.35%, 9/8/2026	880	1,027

Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	453	470

State Street Corp. 3.10%, 5/15/2023	1,724	1,843

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	227

UBS AG (Switzerland) 2.45%, 12/1/2020 (a)	200	201

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	700	729

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	449	498

		34,251

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — 0.4%

Dow Chemical Co. (The) 3.50%, 10/1/2024	800	875

Ecolab, Inc. 3.25%, 1/14/2023	330	350

International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	93	107

Mosaic Co. (The) 3.25%, 11/15/2022	243	254

Nutrien Ltd. (Canada) 3.38%, 3/15/2025	168	186

Praxair, Inc. 2.20%, 8/15/2022	500	516

Rohm & Haas Co. 7.85%, 7/15/2029	315	449

Sherwin-Williams Co. (The) 3.30%, 2/1/2025	225	244

3.45%, 6/1/2027	670	760

Westlake Chemical Corp. 3.60%, 8/15/2026	1,150	1,255

		4,996

Commercial Services & Supplies — 0.1%

Republic Services, Inc.

3.55%, 6/1/2022	417	437

1.45%, 2/15/2031	254	250

		687

Communications Equipment — 0.0% (b)

Cisco Systems, Inc. 2.90%, 3/4/2021	181	183

2.95%, 2/28/2026	200	226

		409

Construction Materials — 0.1%

CRH America, Inc. (Ireland) 3.88%, 5/18/2025 (a)	250	283

Martin Marietta Materials, Inc.

3.45%, 6/1/2027	260	290

3.50%, 12/15/2027	300	336

		909

Consumer Finance — 1.0%

AerCap Ireland Capital DAC (Ireland)

3.50%, 5/26/2022	400	402

3.30%, 1/23/2023	1,200	1,198

4.50%, 9/15/2023	234	241

4.45%, 10/1/2025	800	794

3.65%, 7/21/2027	594	554

American Express Co.

3.38%, 5/17/2021	1,000	1,019

2.50%, 7/30/2024	1,000	1,067

American Honda Finance Corp. 2.40%, 6/27/2024	800	848

Avolon Holdings Funding Ltd. (Ireland)

3.95%, 7/1/2024 (a)	660	610

2.88%, 2/15/2025 (a)	900	799

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

Caterpillar Financial Services Corp.

2.75%, 8/20/2021	510	522

2.85%, 6/1/2022	900	939

John Deere Capital Corp.

3.15%, 10/15/2021	650	671

2.70%, 1/6/2023	298	315

3.45%, 3/13/2025	500	563

Park Aerospace Holdings Ltd. (Ireland)

5.25%, 8/15/2022 (a)	250	248

5.50%, 2/15/2024 (a)	650	641

Toyota Motor Credit Corp. 2.63%, 1/10/2023	800	840

		12,271

Containers & Packaging — 0.2%

International Paper Co. 3.80%, 1/15/2026	950	1,084

Packaging Corp. of America 3.00%, 12/15/2029	300	328

WRKCo, Inc.

3.00%, 9/15/2024	350	377

4.90%, 3/15/2029	150	185

		1,974

Diversified Financial Services — 0.8%

AIG Global Funding 2.30%, 7/1/2022 (a)	200	206

Blackstone 3.65%, 7/14/2023 (a)	550	554

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	900	929

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	490	513

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.96%, 9/19/2023 (a)	820	886

National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,250	1,454

ORIX Corp. (Japan) 2.90%, 7/18/2022	277	288

Shell International Finance BV (Netherlands)

3.40%, 8/12/2023	150	163

3.25%, 5/11/2025	2,500	2,793

2.88%, 5/10/2026	788	877

3.88%, 11/13/2028	500	589

Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024 (a)	400	435

		9,687

Diversified Telecommunication Services — 0.7%

AT&T, Inc.

4.10%, 2/15/2028	200	233

4.30%, 2/15/2030	1,500	1,792

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	231

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

Telefonica Emisiones SA (Spain) 5.46%, 2/16/2021	114	117

Verizon Communications, Inc.

5.15%, 9/15/2023	1,600	1,818

2.63%, 8/15/2026	1,000	1,101

4.33%, 9/21/2028	1,508	1,826

4.02%, 12/3/2029	533	640

4.40%, 11/1/2034	350	437

5.25%, 3/16/2037	320	433

		8,397

Electric Utilities — 1.7%

Arizona Public Service Co. 3.35%, 6/15/2024	372	400

Baltimore Gas and Electric Co. 2.80%, 8/15/2022	1,595	1,657

Cleveland Electric Illuminating Co. (The)

3.50%, 4/1/2028 (a)	476	518

4.55%, 11/15/2030 (a)	290	348

Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (a)	237	242

Connecticut Light and Power Co. (The)

Series A, 3.20%, 3/15/2027	700	783

DTE Electric Co.

3.90%, 6/1/2021	200	203

2.65%, 6/15/2022	197	204

3.65%, 3/15/2024	500	548

Duke Energy Carolinas LLC

3.95%, 11/15/2028	1,500	1,814

6.45%, 10/15/2032	50	71

Duke Energy Corp. 3.55%, 9/15/2021	233	239

Duke Energy Progress LLC 2.80%, 5/15/2022	461	479

Edison International 3.55%, 11/15/2024	600	639

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (a)	425	492

3.63%, 5/25/2027 (a)	450	501

Entergy Arkansas LLC

3.05%, 6/1/2023	765	808

3.50%, 4/1/2026	260	297

Entergy Mississippi LLC 2.85%, 6/1/2028	269	294

Evergy, Inc.

4.85%, 6/1/2021	813	831

2.90%, 9/15/2029	368	398

FirstEnergy Corp. Series B, 4.25%, 3/15/2023	700	742

Fortis, Inc. (Canada) 3.06%, 10/4/2026	341	373

Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	100	106

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Interstate Power & Light Co. 4.10%, 9/26/2028	1,000	1,188

ITC Holdings Corp. 2.95%, 5/14/2030 (a)	251	272

Kentucky Utilities Co. 3.30%, 10/1/2025	200	220

Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	94	105

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	938	1,029

Ohio Power Co. Series M, 5.38%, 10/1/2021	1,200	1,266

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300	393

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	256	278

PPL Capital Funding, Inc. 4.20%, 6/15/2022	752	795

PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	231

Progress Energy, Inc. 4.40%, 1/15/2021	260	261

Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	307

Public Service Co. of Oklahoma 4.40%, 2/1/2021	220	224

Southern California Edison Co. 3.88%, 6/1/2021	958	975

Southern Co. (The) 3.25%, 7/1/2026	500	561

Virginia Electric & Power Co. Series C, 2.75%, 3/15/2023	1,600	1,682

		22,774

Electrical Equipment — 0.0% (b)

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	364

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc. 3.88%, 1/12/2028	926	1,012

Energy Equipment & Services — 0.1%

Halliburton Co.

8.75%, 2/15/2021	750	776

3.80%, 11/15/2025	22	24

Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	460	501

		1,301

Entertainment — 0.2%

Walt Disney Co. (The)

3.70%, 10/15/2025	1,000	1,138

7.43%, 10/1/2026	600	807

		1,945

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — 1.3%

Alexandria Real Estate Equities, Inc.

3.95%, 1/15/2027	285	325

3.38%, 8/15/2031	475	539

American Tower Corp.

3.50%, 1/31/2023	860	919

2.40%, 3/15/2025	400	426

American Tower Trust #1 3.07%, 3/15/2023 (a)	500	512

AvalonBay Communities, Inc.

3.35%, 5/15/2027	225	252

2.45%, 1/15/2031	900	958

Boston Properties LP 3.80%, 2/1/2024	909	988

Brixmor Operating Partnership LP 3.85%, 2/1/2025	375	398

Crown Castle International Corp. 4.45%, 2/15/2026	1,200	1,392

Duke Realty LP 3.63%, 4/15/2023	672	715

Essex Portfolio LP 1.65%, 1/15/2031	529	513

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	163	178

Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	269	284

Healthpeak Properties, Inc. 3.88%, 8/15/2024	2,098	2,338

Kimco Realty Corp. 2.70%, 10/1/2030	475	486

Mid-America Apartments LP 1.70%, 2/15/2031	287	282

National Retail Properties, Inc. 3.60%, 12/15/2026	247	268

Prologis LP 1.25%, 10/15/2030	362	353

Realty Income Corp. 3.25%, 10/15/2022	600	631

3.88%, 7/15/2024	400	443

Regency Centers LP 2.95%, 9/15/2029	266	274

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	400	423

Simon Property Group LP

2.00%, 9/13/2024	1,200	1,241

2.45%, 9/13/2029	520	520

SITE Centers Corp. 3.63%, 2/1/2025	100	102

UDR, Inc.

2.95%, 9/1/2026	106	114

3.20%, 1/15/2030	583	648

2.10%, 8/1/2032	306	307

Ventas Realty LP

3.75%, 5/1/2024	470	503

3.50%, 2/1/2025	90	97

4.13%, 1/15/2026	158	177

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Welltower, Inc. 4.50%, 1/15/2024	900	987

		18,593

Food & Staples Retailing — 0.4%

Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (a)	600	645

Costco Wholesale Corp. 2.75%, 5/18/2024	1,094	1,182

Kroger Co. (The)

4.50%, 1/15/2029	950	1,165

5.40%, 7/15/2040	92	118

Sysco Corp. 3.25%, 7/15/2027	200	215

Walmart, Inc.

3.30%, 4/22/2024	200	219

3.05%, 7/8/2026	700	789

3.70%, 6/26/2028	1,000	1,186

		5,519

Food Products — 0.5%

Archer-Daniels-Midland Co. 3.25%, 3/27/2030	561	644

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	107	108

Campbell Soup Co.

3.95%, 3/15/2025	300	338

2.38%, 4/24/2030	576	599

Cargill, Inc. 3.30%, 3/1/2022 (a)	900	932

General Mills, Inc. 4.00%, 4/17/2025	1,200	1,365

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	103

Mondelez International, Inc. 2.75%, 4/13/2030	18	20

Smithfield Foods, Inc. 5.20%, 4/1/2029 (a)	556	615

Tyson Foods, Inc.

2.25%, 8/23/2021	313	318

3.90%, 9/28/2023	500	548

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	223

		5,813

Gas Utilities — 0.1%

Atmos Energy Corp. 2.63%, 9/15/2029	350	386

CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	843	848

ONE Gas, Inc. 2.00%, 5/15/2030	248	258

		1,492

Health Care Equipment & Supplies — 0.6%

Abbott Laboratories

3.88%, 9/15/2025	1,284	1,469

3.75%, 11/30/2026	650	760

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	233

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Equipment & Supplies — continued

Becton Dickinson and Co.

3.36%, 6/6/2024	100	109

3.70%, 6/6/2027	1,500	1,700

Boston Scientific Corp. 3.75%, 3/1/2026	500	573

Medtronic, Inc. 3.50%, 3/15/2025	1,868	2,102

Zimmer Biomet Holdings, Inc.

3.70%, 3/19/2023	174	186

3.55%, 4/1/2025	530	588

		7,487

Health Care Providers & Services — 0.9%

Anthem, Inc.

3.30%, 1/15/2023	700	745

3.65%, 12/1/2027	1,000	1,149

Cigna Corp. 3.50%, 6/15/2024	400	440

CommonSpirit Health 3.35%, 10/1/2029	733	779

CVS Health Corp.

3.70%, 3/9/2023	432	465

4.10%, 3/25/2025	705	804

2.70%, 8/21/2040	750	730

HCA, Inc. 4.13%, 6/15/2029	1,250	1,438

Laboratory Corp. of America Holdings 3.25%, 9/1/2024	1,000	1,099

Quest Diagnostics, Inc.

2.95%, 6/30/2030	93	101

2.80%, 6/30/2031	391	423

UnitedHealth Group, Inc.

4.70%, 2/15/2021	255	257

3.38%, 11/15/2021	187	192

2.75%, 2/15/2023	365	384

2.88%, 3/15/2023	645	686

3.75%, 7/15/2025	1,200	1,374

		11,066

Hotels, Restaurants & Leisure — 0.2%

McDonald’s Corp.

3.38%, 5/26/2025	1,250	1,395

3.80%, 4/1/2028	440	511

Starbucks Corp.

2.70%, 6/15/2022	326	338

2.25%, 3/12/2030	850	878

		3,122

Independent Power and Renewable Electricity Producers — 0.0% (b)

Exelon Generation Co. LLC

3.40%, 3/15/2022	90	94

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — continued

4.25%, 6/15/2022	90	95

		189

Industrial Conglomerates — 0.2%

General Electric Co. 5.88%, 1/14/2038	70	81

Honeywell International, Inc. 4.25%, 3/1/2021	1,200	1,224

Roper Technologies, Inc.

3.00%, 12/15/2020	208	209

3.80%, 12/15/2026	1,000	1,157

		2,671

Insurance — 1.4%

AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (a)	595	671

Allstate Corp. (The) 3.15%, 6/15/2023	651	702

American International Group, Inc.

3.75%, 7/10/2025	818	917

3.90%, 4/1/2026	400	458

Assurant, Inc. 4.20%, 9/27/2023	145	156

Athene Global Funding 2.75%, 6/25/2024 (a)	550	578

Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,998

CNA Financial Corp.

3.95%, 5/15/2024	499	551

4.50%, 3/1/2026	364	427

Guardian Life Global Funding

2.50%, 5/8/2022 (a)	500	518

3.40%, 4/25/2023 (a)	230	248

Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	1,135	1,246

Liberty Mutual Group, Inc.

4.25%, 6/15/2023 (a)	210	230

4.57%, 2/1/2029 (a)	1,640	1,981

Lincoln National Corp. 4.20%, 3/15/2022	864	913

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449	533

Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	700	775

Metropolitan Life Global Funding I

3.88%, 4/11/2022 (a)	426	450

3.00%, 1/10/2023 (a)	1,600	1,696

New York Life Global Funding 2.35%, 7/14/2026 (a)	953	1,027

Principal Financial Group, Inc. 3.13%, 5/15/2023	471	501

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	650	857

		17,433

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Interactive Media & Services — 0.2%

Alphabet, Inc. 1.10%, 8/15/2030	2,000	1,989

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc.

3.15%, 8/22/2027	900	1,031

3.88%, 8/22/2037	350	437

		1,468

IT Services — 0.2%

DXC Technology Co. 4.25%, 4/15/2024	151	164

Fidelity National Information Services, Inc. 3.75%, 5/21/2029	208	244

International Business Machines Corp. 3.50%, 5/15/2029	1,800	2,087

Western Union Co. (The) 3.60%, 3/15/2022	100	104

		2,599

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	1,250	1,409

Machinery — 0.2%

Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,537

Parker-Hannifin Corp. 3.30%, 11/21/2024	228	250

Stanley Black & Decker, Inc. 3.40%, 3/1/2026	900	1,019

Xylem, Inc. 3.25%, 11/1/2026	111	124

		2,930

Media — 1.1%

Charter Communications Operating LLC 4.91%, 7/23/2025	2,460	2,862

Comcast Corp.

3.00%, 2/1/2024	1,168	1,262

3.70%, 4/15/2024	1,500	1,664

3.38%, 2/15/2025	1,226	1,367

3.95%, 10/15/2025	209	241

3.15%, 3/1/2026	221	248

3.90%, 3/1/2038	1,136	1,358

Cox Communications, Inc. 3.50%, 8/15/2027 (a)	615	692

Discovery Communications LLC 3.95%, 3/20/2028	900	1,018

Fox Corp. 4.71%, 1/25/2029	910	1,092

Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	319

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	777

ViacomCBS, Inc. 3.70%, 8/15/2024	1,019	1,118

		14,018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — 0.2%

Anglo American Capital plc (South Africa) 4.50%, 3/15/2028 (a)	1,000	1,134

Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (a)	500	491

Nucor Corp. 4.00%, 8/1/2023	305	333

Steel Dynamics, Inc. 3.45%, 4/15/2030	28	31

		1,989

Multiline Retail — 0.2%

Dollar General Corp. 3.50%, 4/3/2030	1,750	2,008

Target Corp. 2.25%, 4/15/2025	959	1,028

		3,036

Multi-Utilities — 0.2%

CMS Energy Corp. 2.95%, 2/15/2027	170	182

Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	801

Consumers Energy Co. 2.85%, 5/15/2022	137	142

Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	364

NiSource, Inc. 3.95%, 3/30/2048	100	119

Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	417	413

Sempra Energy 4.05%, 12/1/2023	192	211

Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	939	963

		3,195

Oil, Gas & Consumable Fuels — 3.1%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	922	1,040

BP Capital Markets America, Inc.

3.22%, 11/28/2023	750	809

3.22%, 4/14/2024	3,067	3,317

Cameron LNG LLC 2.90%, 7/15/2031 (a)	146	160

Chevron Corp.

1.55%, 5/11/2025	300	312

2.95%, 5/16/2026	1,200	1,336

CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	833	924

Concho Resources, Inc. 2.40%, 2/15/2031	125	122

Ecopetrol SA (Colombia)

4.13%, 1/16/2025	467	493

5.38%, 6/26/2026	773	853

Enbridge, Inc. (Canada) 2.50%, 1/15/2025	400	422

Energy Transfer Operating LP

3.60%, 2/1/2023	267	277

4.90%, 2/1/2024	570	614

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	235

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

4.05%, 3/15/2025	182	194

2.90%, 5/15/2025	2,700	2,775

Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023 (a)	1,145	1,239

Enterprise Products Operating LLC

3.35%, 3/15/2023	225	240

3.90%, 2/15/2024	263	289

3.75%, 2/15/2025	850	949

3.70%, 2/15/2026	651	738

3.95%, 2/15/2027	596	680

Equinor ASA (Norway) 2.88%, 4/6/2025	1,179	1,293

Exxon Mobil Corp.

2.71%, 3/6/2025	1,200	1,301

2.61%, 10/15/2030	1,268	1,377

Kinder Morgan, Inc. 3.15%, 1/15/2023	1,500	1,577

Marathon Petroleum Corp. 3.63%, 9/15/2024	964	1,039

MPLX LP

3.38%, 3/15/2023	200	211

4.13%, 3/1/2027	518	572

4.25%, 12/1/2027	118	132

2.65%, 8/15/2030	364	361

Newfield Exploration Co. 5.38%, 1/1/2026	1,200	1,191

Noble Energy, Inc.

3.85%, 1/15/2028	350	397

3.25%, 10/15/2029	600	665

ONEOK Partners LP 3.38%, 10/1/2022	600	625

ONEOK, Inc. 3.40%, 9/1/2029	1,000	983

Phillips 66 3.90%, 3/15/2028	700	791

Pioneer Natural Resources Co. 1.90%, 8/15/2030	600	580

Plains All American Pipeline LP

3.65%, 6/1/2022	705	725

3.85%, 10/15/2023	800	846

Suncor Energy, Inc. (Canada)

3.60%, 12/1/2024	1,350	1,488

5.95%, 12/1/2034	300	365

Sunoco Logistics Partners Operations LP 5.95%, 12/1/2025	506	593

TC PipeLines LP 3.90%, 5/25/2027	141	152

Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	1,153	1,182

Total Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	879

Total Capital International SA (France)

2.70%, 1/25/2023	200	211

3.75%, 4/10/2024	600	667

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,345	2,559

Williams Cos., Inc. (The) 3.90%, 1/15/2025	262	288

		40,833

Pharmaceuticals — 1.2%

AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	616	603

Bristol-Myers Squibb Co.

3.95%, 10/15/2020	700	703

2.00%, 8/1/2022	1,210	1,246

3.25%, 8/15/2022	600	634

2.90%, 7/26/2024	1,000	1,090

3.40%, 7/26/2029	561	655

Eli Lilly and Co. 3.38%, 3/15/2029	600	698

Merck & Co., Inc. 3.40%, 3/7/2029	750	876

Mylan, Inc. 3.13%, 1/15/2023 (a)	600	633

Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	1,153	1,280

Pfizer, Inc. 3.20%, 9/15/2023	3,200	3,469

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	700	784

Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,800	1,827

Zoetis, Inc. 3.00%, 9/12/2027	900	1,004

		15,502

Real Estate Management & Development — 0.0% (b)

Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (a)	219	245

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	325	352

		597

Road & Rail — 1.0%

Burlington Northern Santa Fe LLC 4.10%, 6/1/2021	2,000	2,037

Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	1,146	1,204

CSX Corp.

3.25%, 6/1/2027	1,068	1,207

4.25%, 3/15/2029	500	603

ERAC USA Finance LLC

4.50%, 8/16/2021 (a)	315	326

3.85%, 11/15/2024 (a)	650	715

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	463

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Road & Rail — continued

Norfolk Southern Corp.

2.90%, 2/15/2023	562	592

3.85%, 1/15/2024	750	825

2.90%, 6/15/2026	200	222

Penske Truck Leasing Co. LP 4.20%, 4/1/2027 (a)	1,250	1,408

Ryder System, Inc. 4.63%, 6/1/2025	800	923

Union Pacific Corp.

3.75%, 3/15/2024	800	879

3.25%, 1/15/2025	850	928

2.40%, 2/5/2030	600	648

		12,980

Semiconductors & Semiconductor Equipment — 0.6%

Analog Devices, Inc.

2.95%, 1/12/2021	600	605

3.13%, 12/5/2023	122	132

Broadcom, Inc. 4.11%, 9/15/2028	2,687	3,019

Intel Corp. 2.45%, 11/15/2029	1,400	1,522

QUALCOMM, Inc.

3.25%, 5/20/2027	913	1,030

2.15%, 5/20/2030	691	729

Texas Instruments, Inc. 2.75%, 3/12/2021	790	799

		7,836

Software — 0.7%

Intuit, Inc.

1.35%, 7/15/2027	166	170

1.65%, 7/15/2030	1,100	1,129

Microsoft Corp.

3.13%, 11/3/2025	1,800	2,019

2.40%, 8/8/2026	1,200	1,311

Oracle Corp.

2.50%, 5/15/2022	540	558

2.95%, 11/15/2024	1,600	1,747

2.65%, 7/15/2026	1,800	1,973

6.50%, 4/15/2038	50	77

		8,984

Specialty Retail — 0.5%

Advance Auto Parts, Inc. 4.50%, 12/1/2023	250	273

AutoZone, Inc. 4.00%, 4/15/2030	823	979

Home Depot, Inc. (The)

3.75%, 2/15/2024	486	538

2.95%, 6/15/2029	1,500	1,690

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued

Lowe’s Cos., Inc.

3.13%, 9/15/2024	1,004	1,097

3.65%, 4/5/2029	638	738

O’Reilly Automotive, Inc.

3.55%, 3/15/2026	300	343

3.60%, 9/1/2027	463	533

		6,191

Technology Hardware, Storage & Peripherals — 0.5%

Apple, Inc.

2.75%, 1/13/2025	1,700	1,855

3.20%, 5/13/2025	1,154	1,294

2.90%, 9/12/2027	2,474	2,782

Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	700	709

		6,640

Thrifts & Mortgage Finance — 0.1%

Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	963	963

Tobacco — 0.2%

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	1,000	1,079

Philip Morris International, Inc. 3.38%, 8/11/2025	850	949

		2,028

Trading Companies & Distributors — 0.4%

Air Lease Corp. 3.88%, 7/3/2023	400	416

3.00%, 9/15/2023	1,400	1,407

3.63%, 4/1/2027	1,240	1,251

Aircastle Ltd. 4.40%, 9/25/2023	550	546

Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	860	884

BOC Aviation Ltd. (Singapore)

2.38%, 9/15/2021 (a)	500	504

3.50%, 10/10/2024 (a)	400	423

		5,431

Water Utilities — 0.1%

American Water Capital Corp. 3.40%, 3/1/2025	664	737

Wireless Telecommunication Services — 0.4%

America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	693	721

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	237

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Wireless Telecommunication Services — continued

Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	608	692

T-Mobile USA, Inc. 3.88%, 4/15/2030 (a)	1,400	1,600

Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	1,800	1,973

		4,986

Total Corporate Bonds (Cost $405,976)		435,812

U.S. Treasury Obligations — 21.1%

U.S. Treasury Inflation Indexed Notes

0.13%, 4/15/2021 (e)	24,751	27,133

0.13%, 1/15/2022	3,000	3,486

0.13%, 4/15/2022	81,779	88,655

U.S. Treasury Inflation Linked Notes

0.13%, 1/15/2023	102,499	118,659

0.13%, 1/15/2030	30,294	33,921

Total U.S. Treasury Obligations (Cost $264,162)		271,854

Commercial Mortgage-Backed Securities — 12.6%

20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (f)	1,162	1,156

BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	1,400	1,356

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ08, Class A2, 2.36%, 8/25/2022	248	253

Series KJ13, Class A2, 2.86%, 8/25/2022	994	1,026

Series KJ18, Class A2, 3.07%, 8/25/2022	1,088	1,122

Series KF12, Class A, 0.85%, 9/25/2022 (f)	33	33

Series KJ09, Class A2, 2.84%, 9/25/2022	341	354

Series KSMC, Class A2, 2.62%, 1/25/2023	6,000	6,289

Series K027, Class A2, 2.64%, 1/25/2023	800	836

Series KJ11, Class A2, 2.93%, 1/25/2023	1,107	1,167

Series K029, Class A2, 3.32%, 2/25/2023	2,045	2,178

Series K034, Class A2, 3.53%, 7/25/2023 (f)	5,000	5,398

Series K036, Class A2, 3.53%, 10/25/2023 (f)	3,000	3,261

Series K038, Class A2, 3.39%, 3/25/2024	4,768	5,203

Series K727, Class AM, 3.04%, 7/25/2024	1,400	1,517

Series K039, Class A2, 3.30%, 7/25/2024	2,550	2,796

Series J22F, Class A2, 4.09%, 9/25/2024	356	391

Series K729, Class A2, 3.14%, 10/25/2024	1,219	1,333

Series K041, Class A2, 3.17%, 10/25/2024	7,000	7,692

Series K046, Class A2, 3.21%, 3/25/2025	2,503	2,776

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (f)	2,000	2,238

Series KPLB, Class A, 2.77%, 5/25/2025	1,750	1,901

Series K048, Class A2, 3.28%, 6/25/2025 (f)	3,480	3,879

Series K049, Class A2, 3.01%, 7/25/2025	2,469	2,728

Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	550	584

Series K056, Class A2, 2.53%, 5/25/2026	4,000	4,366

Series K058, Class A1, 2.34%, 7/25/2026	1,693	1,781

Series K737, Class AM, 2.10%, 10/25/2026	3,110	3,339

Series K060, Class A2, 3.30%, 10/25/2026	2,000	2,282

Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,550

Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,934

Series K069, Class A2, 3.19%, 9/25/2027 (f)	3,500	4,012

Series K070, Class A2, 3.30%, 11/25/2027 (f)	910	1,051

Series K072, Class A2, 3.44%, 12/25/2027	473	551

Series K073, Class A2, 3.35%, 1/25/2028	2,759	3,201

Series K081, Class A1, 3.88%, 2/25/2028	1,251	1,428

Series K077, Class A2, 3.85%, 5/25/2028 (f)	1,690	2,026

Series K078, Class A2, 3.85%, 6/25/2028	1,541	1,847

Series K079, Class A2, 3.93%, 6/25/2028	3,600	4,335

Series K083, Class A2, 4.05%, 9/25/2028 (f)	594	727

FNMA ACES

Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,587	1,636

Series 2013-M9, Class A2, 2.39%, 1/25/2023 (f)	4,062	4,194

Series 2013-M13, Class A2, 2.63%, 4/25/2023 (f)	1,522	1,590

Series 2014-M1, Class A2, 3.33%, 7/25/2023 (f)	2,452	2,593

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	5,971	6,454

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	2,233	2,411

Series 2014-M8, Class A2, 3.06%, 6/25/2024 (f)	5,518	5,922

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (f)	4,561	4,937

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (f)	1,874	2,020

Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	864

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	1,400	1,561

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	1,500	1,670

Series 2017-M12, Class A2, 3.18%, 6/25/2027 (f)	4,145	4,665

Series 2017-M13, Class A2, 3.04%, 9/25/2027 (f)	472	531

Series 2018-M2, Class A2, 3.00%, 1/25/2028 (f)	3,400	3,766

Series 2018-M4, Class A2, 3.15%, 3/25/2028 (f)	2,415	2,719

Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (f)	3,599	4,022

Series 2018-M14, Class A2, 3.70%, 8/25/2028 (f)	400	475

Series 2017-M5, Class A2, 3.29%, 4/25/2029 (f)	3,500	4,014

Series 2018-M3, Class A2, 3.19%, 2/25/2030 (f)	1,384	1,591

Series 2018-M13, Class A1, 3.82%, 3/25/2030 (f)	739	867

FREMF Mortgage Trust

Series 2015-K44, Class B, 3.81%, 1/25/2048 (a) (f)	1,500	1,605

Series 2016-K722, Class B, 3.98%, 7/25/2049 (a) (f)	735	771

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 ‡ (a) (f)	449	—	(g)

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	870	873

Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.37%, 2/12/2044 ‡ (a) (f)	281	—	(g)

MRCD Mark Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	300	309

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	866	876

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,554

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,074

VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (a)	2,750	2,749

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WFRBS Commercial Mortgage Trust Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,724	1,749

Total Commercial Mortgage-Backed Securities (Cost $150,700)		161,959

Mortgage-Backed Securities — 10.9%

FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	4	4

FHLMC Gold Pools, 20 Year Pool # C91030, 5.50%, 5/1/2027	62	68

Pool # C91802, 3.50%, 1/1/2035	4,696	5,077

FHLMC Gold Pools, 30 Year

Pool # A15232, 5.00%, 10/1/2033	144	165

Pool # A57681, 6.00%, 12/1/2036	1	1

Pool # G06493, 4.50%, 5/1/2041	852	953

FHLMC Gold Pools, Other Pool # U90690, 3.50%, 6/1/2042	992	1,073

FHLMC UMBS, 30 Year Pool # ZM6956, 4.50%, 6/1/2048	2,145	2,379

FNMA Pool # AM2292, ARM, 0.51%, 1/1/2023 (f)	798	796

FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	2	2

FNMA UMBS, 20 Year

Pool # MA1138, 3.50%, 8/1/2032	743	803

Pool # AP9584, 3.00%, 10/1/2032	3,416	3,673

FNMA UMBS, 30 Year

Pool # AL0045, 6.00%, 12/1/2032	285	334

Pool # 735503, 6.00%, 4/1/2035	72	85

Pool # 888460, 6.50%, 10/1/2036	444	539

Pool # 888890, 6.50%, 10/1/2037	10	12

Pool # 949320, 7.00%, 10/1/2037	43	48

Pool # 995149, 6.50%, 10/1/2038	25	29

Pool # 994410, 7.00%, 11/1/2038	224	270

Pool # AD9151, 5.00%, 8/1/2040	513	591

Pool # AE0681, 4.50%, 12/1/2040	1,022	1,142

Pool # BM3500, 4.00%, 9/1/2047	2,072	2,313

Pool # BM3499, 4.00%, 12/1/2047	2,282	2,499

Pool # BE8354, 4.00%, 3/1/2048	1,491	1,594

FNMA, Other

Pool # AM3165, 3.05%, 10/1/2020	1,782	1,781

Pool # 468066, 4.30%, 6/1/2021	3,022	3,082

Pool # 468614, 3.86%, 7/1/2021	1,095	1,109

Pool # 468159, 4.26%, 7/1/2021	939	952

Pool # AM6602, 2.63%, 9/1/2021	1,310	1,324

Pool # 469873, 3.03%, 12/1/2021	1,161	1,183

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	239

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AL2044, 3.82%, 5/1/2022 (f)	1,526	1,549

Pool # 471513, 2.90%, 6/1/2022	1,002	1,031

Pool # 471881, 2.67%, 7/1/2022	2,000	2,058

Pool # 471828, 2.65%, 8/1/2022	2,000	2,061

Pool # AM1804, 2.19%, 12/1/2022	840	864

Pool # AM1619, 2.34%, 12/1/2022	2,328	2,400

Pool # AM2285, 2.41%, 1/1/2023	3,425	3,539

Pool # AL3594, 2.70%, 4/1/2023 (f)	1,566	1,639

Pool # AM3301, 2.35%, 5/1/2023	2,161	2,250

Pool # AM3244, 2.52%, 5/1/2023	3,000	3,135

Pool # AM3432, 2.40%, 7/1/2023	2,957	3,082

Pool # AM4628, 3.69%, 11/1/2023	1,123	1,213

Pool # AM4716, 3.38%, 12/1/2023	1,435	1,555

Pool # AM7290, 2.97%, 12/1/2024	395	430

Pool # AM8674, 2.81%, 4/1/2025	2,200	2,390

Pool # AM8846, 2.68%, 5/1/2025	1,902	2,050

Pool # AN0029, 3.10%, 9/1/2025	2,428	2,689

Pool # AN1413, 2.49%, 5/1/2026	832	901

Pool # AN1497, 2.61%, 6/1/2026	860	939

Pool # AN1243, 2.64%, 6/1/2026	1,600	1,749

Pool # AN1247, 2.64%, 6/1/2026	1,576	1,723

Pool # AN3076, 2.46%, 10/1/2026	1,700	1,846

Pool # BL1211, 4.01%, 2/1/2027	591	678

Pool # AM8529, 3.03%, 4/1/2027	2,387	2,685

Pool # AN6732, 2.83%, 5/1/2027	1,200	1,331

Pool # AN7338, 3.06%, 11/1/2027	1,000	1,134

Pool # AN7943, 3.10%, 1/1/2028	2,500	2,847

Pool # AN1161, 3.05%, 4/1/2028	990	1,126

Pool # AN9486, 3.57%, 6/1/2028	3,716	4,344

Pool # AN2069, 2.35%, 8/1/2028	1,440	1,569

Pool # AN2466, 2.57%, 8/1/2028	2,360	2,607

Pool # AM4410, 4.25%, 10/1/2028	1,613	1,863

Pool # BL0907, 3.88%, 12/1/2028	700	826

Pool # AN6158, 2.99%, 7/1/2029	500	571

Pool # AN6099, 3.04%, 7/1/2029	500	573

Pool # BM4162, 3.20%, 10/1/2029 (f)	493	567

Pool # BL4333, 2.52%, 11/1/2029	1,200	1,304

Pool # 109707, 3.80%, 9/1/2033	416	478

Pool # MA1125, 4.00%, 7/1/2042	1,442	1,572

Pool # MA1437, 3.50%, 5/1/2043	1,718	1,860

Pool # MA1463, 3.50%, 6/1/2043	1,570	1,700

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.50%, 9/25/2050 (h)	2,102	2,212

TBA, 2.00%, 10/25/2050 (h)	26,820	27,594

TBA, 2.50%, 10/25/2050 (h)	1,398	1,469

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II, 30 Year

Pool # 4245, 6.00%, 9/20/2038	128	148

Pool # BA7567, 4.50%, 5/20/2048	2,765	2,991

Pool # BI0416, 4.50%, 11/20/2048	260	284

Pool # BM9692, 4.50%, 7/20/2049	1,137	1,232

Total Mortgage-Backed Securities (Cost $134,261)		140,539

Asset-Backed Securities — 10.7%

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	270	271

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	442	404

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	192	179

Ally Auto Receivables Trust

Series 2018-1, Class A3, 2.35%, 6/15/2022	264	265

Series 2018-2, Class A3, 2.92%, 11/15/2022	987	998

Series 2019-1, Class A3, 2.91%, 9/15/2023	522	534

American Airlines Pass-Through Trust

Series 2011-1, Class A, 5.25%, 1/31/2021	32	28

Series 2016-3, Class AA, 3.00%, 10/15/2028	173	161

Series 2017-1, Class AA, 3.65%, 2/15/2029	234	224

American Credit Acceptance Receivables Trust

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	455	461

Series 2020-3, Class A, 0.62%, 10/13/2023 (a)	870	870

American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	1,120	1,165

AmeriCredit Automobile Receivables Trust

Series 2017-4, Class A3, 2.04%, 7/18/2022	25	25

Series 2018-1, Class A3, 3.07%, 12/19/2022	558	563

Series 2018-2, Class A3, 3.15%, 3/20/2023	857	867

Series 2018-3, Class A3, 3.38%, 7/18/2023	4,909	4,998

Series 2019-1, Class A3, 2.97%, 11/20/2023	485	495

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-2, Class A3, 2.28%, 1/18/2024	1,850	1,887

Series 2020-1, Class A3, 1.11%, 8/19/2024	820	829

Series 2020-2, Class A3, 0.66%, 12/18/2024	166	166

Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021 (a)	34	34

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	710	725

BA Credit Card Trust

Series 2018-A2, Class A2, 3.00%, 9/15/2023	6,750	6,866

Series 2019-A1, Class A1, 1.74%, 1/15/2025	1,600	1,644

BMW Vehicle Lease Trust Series 2018-1, Class A3, 3.26%, 7/20/2021	107	107

Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	589	590

CarMax Auto Owner Trust

Series 2017-1, Class A3, 1.98%, 11/15/2021	52	52

Series 2017-3, Class A3, 1.97%, 4/15/2022	110	111

Series 2017-4, Class A3, 2.11%, 10/17/2022	75	76

Series 2018-1, Class A3, 2.48%, 11/15/2022	292	295

Series 2018-2, Class A3, 2.98%, 1/17/2023	4,957	5,035

Series 2018-3, Class A3, 3.13%, 6/15/2023	1,697	1,732

Series 2018-4, Class A3, 3.36%, 9/15/2023	277	285

Series 2019-1, Class A3, 3.05%, 3/15/2024	800	823

Series 2020-1, Class A3, 1.89%, 12/16/2024	692	712

Series 2020-3, Class A3, 0.62%, 3/17/2025	665	668

Carvana Auto Receivables Trust Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	1,100	1,129

Citibank Credit Card Issuance Trust Series 2018-A1, Class A1, 2.49%, 1/20/2023	6,794	6,853

CNH Equipment Trust

Series 2017-A, Class A3, 2.07%, 5/16/2022	95	95

Series 2017-B, Class A3, 1.86%, 9/15/2022	90	90

Series 2017-C, Class A3, 2.08%, 2/15/2023	128	129

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	243	231

CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	297	311

CPS Auto Receivables Trust

Series 2019-D, Class A, 2.17%, 12/15/2022 (a)	98	98

Series 2020-A, Class A, 2.09%, 5/15/2023 (a)	330	333

Credit Acceptance Auto Loan Trust

Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	28	28

Series 2018-1A, Class A, 3.01%, 2/16/2027 (a)	213	214

Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	880	889

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	265	272

Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	1,575	1,613

Dell Equipment Finance Trust Series 2019-1, Class A3, 2.83%, 3/22/2024 (a)	1,090	1,112

Drive Auto Receivables Trust

Series 2019-4, Class A3, 2.16%, 5/15/2023	255	257

Series 2020-1, Class A3, 2.02%, 11/15/2023	385	390

Series 2018-2, Class C, 3.63%, 8/15/2024	335	337

Series 2020-2, Class B, 1.42%, 3/17/2025	160	162

DT Auto Owner Trust

Series 2019-1A, Class A, 3.08%, 9/15/2022 (a)	41	41

Series 2019-2A, Class C, 3.18%, 2/18/2025 (a)	650	664

Exeter Automobile Receivables Trust

Series 2019-3A, Class A, 2.59%, 9/15/2022 (a)	177	178

Series 2019-4A, Class A, 2.18%, 1/17/2023 (a)	176	177

Series 2020-1A, Class A, 2.05%, 6/15/2023 (a)	360	362

Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	355	371

First Investors Auto Owner Trust

Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	80	80

Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	313	317

Flagship Credit Auto Trust

Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	232	233

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	241

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	173	174

Series 2017-2, Class B, 2.57%, 4/15/2023 (a)	7	7

Series 2019-2, Class A, 2.83%, 10/16/2023 (a)	2,067	2,099

Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	650	667

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	310	320

Ford Credit Auto Lease Trust

Series 2018-B, Class A4, 3.30%, 2/15/2022	819	830

Series 2019-A, Class A3, 2.90%, 5/15/2022	4,205	4,249

Series 2020-A, Class A3, 1.85%, 3/15/2023	600	609

Series 2020-B, Class A4, 0.69%, 10/15/2023	456	458

Ford Credit Auto Owner Trust Series 2018-B, Class A4, 3.38%, 3/15/2024	340	359

FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	480	480

GLS Auto Receivables Issuer Trust Series 2019-2A, Class A, 3.06%, 4/17/2023 (a)	159	160

GM Financial Automobile Leasing Trust

Series 2018-3, Class A3, 3.18%, 6/21/2021	285	286

Series 2019-1, Class A3, 2.98%, 12/20/2021	753	759

Series 2019-3, Class A3, 2.03%, 6/20/2022	810	821

GM Financial Consumer Automobile Receivables Trust

Series 2018-1, Class A3, 2.32%, 7/18/2022	97	98

Series 2018-2, Class A3, 2.81%, 12/16/2022	787	797

Series 2018-3, Class A3, 3.02%, 5/16/2023	5,215	5,315

Harley-Davidson Motorcycle Trust Series 2019-A, Class A3, 2.34%, 2/15/2024	865	881

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	277	290

Honda Auto Receivables Owner Trust

Series 2017-3, Class A3, 1.79%, 9/20/2021	39	39

Series 2018-2, Class A3, 3.01%, 5/18/2022	675	683

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-3, Class A3, 2.95%, 8/22/2022	3,379	3,427

Series 2019-4, Class A3, 1.83%, 1/18/2024	525	538

Hyundai Auto Lease Securitization Trust

Series 2018-B, Class A4, 3.20%, 6/15/2022 (a)	1,275	1,286

Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	6,685	6,767

Hyundai Auto Receivables Trust

Series 2017-B, Class A3, 1.77%, 1/18/2022	104	104

Series 2018-A, Class A3, 2.79%, 7/15/2022	525	531

Series 2018-B, Class A3, 3.20%, 12/15/2022	604	613

John Deere Owner Trust

Series 2017-B, Class A3, 1.82%, 10/15/2021	13	13

Series 2018-B, Class A3, 3.08%, 11/15/2022	1,008	1,023

Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024 ‡ (a)	60	59

Mercedes-Benz Auto Lease Trust

Series 2018-B, Class A3, 3.21%, 9/15/2021	333	336

Series 2019-A, Class A3, 3.10%, 11/15/2021	206	208

Series 2019-B, Class A3, 2.00%, 10/17/2022	75	76

Series 2020-A, Class A3, 1.84%, 12/15/2022	722	734

Nissan Auto Lease Trust

Series 2020-A, Class A2A, 1.80%, 5/16/2022	5,585	5,628

Series 2019-B, Class A3, 2.27%, 7/15/2022	495	502

Series 2019-A, Class A4, 2.78%, 7/15/2024	305	312

Nissan Auto Receivables Owner Trust

Series 2017-C, Class A3, 2.12%, 4/18/2022	108	109

Series 2018-C, Class A3, 3.22%, 6/15/2023	980	1,004

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	1,479	1,496

Santander Drive Auto Receivables Trust

Series 2019-1, Class A3, 3.00%, 12/15/2022	24	24

Series 2019-2, Class A3, 2.59%, 5/15/2023	351	353

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-2, Class A3, 0.67%, 4/15/2024	262	262

Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022 (a)	1,820	1,859

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	133	124

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,676

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/2021 (a)	588	594

Series 2019-A, Class A3, 2.16%, 10/20/2022 (a)	370	380

Toyota Auto Receivables Owner Trust

Series 2020-A, Class A2, 1.67%, 11/15/2022	5,600	5,644

Series 2020-A, Class A3, 1.66%, 5/15/2024	350	358

Series 2020-C, Class A4, 0.57%, 10/15/2025	532	533

United Airlines Pass-Through Trust

Series 2016-1, Class AA, 3.10%, 7/7/2028	1,178	1,144

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,215	1,136

Series 2018-1, Class AA, 3.50%, 3/1/2030	745	698

US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	700	707

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049 ‡ (a) (d)	333	331

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	1,255	1,242

Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050 ‡ (a) (d)	814	808

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (d)	1,279	1,283

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	1,040	1,059

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (d)	736	733

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	1,307	1,297

Westlake Automobile Receivables Trust Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (a)	1,065	1,070

World Financial Network Credit Card Master Trust

Series 2018-A, Class A, 3.07%, 12/16/2024	2,677	2,707

Series 2018-B, Class A, 3.46%, 7/15/2025	1,564	1,608

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

World Omni Auto Receivables Trust

Series 2020-A, Class A3, 1.70%, 1/17/2023	1,955		1,999

Series 2017-B, Class A3, 1.95%, 2/15/2023	152		153

Series 2018-C, Class A3, 3.13%, 11/15/2023	6,452		6,587

Series 2019-B, Class A3, 2.59%, 7/15/2024	917		940

World Omni Automobile Lease Securitization Trust

Series 2018-B, Class A3, 3.19%, 12/15/2021	894		903

Series 2019-A, Class A3, 2.94%, 5/16/2022	900		917

Total Asset-Backed Securities (Cost $136,195)			137,387

Collateralized Mortgage Obligations — 7.7%

Bear Stearns ALT-A Trust Series 2004-6, Class 1A, 0.82%, 7/25/2034 (f)	45		45

CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	—	(g)	—	(g)

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3A4, 5.25%, 9/25/2033	11		11

Series 2004-HYB4, Class WA, 3.86%, 12/25/2034 ‡ (f)	25		25

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	15		15

FHLMC, REMIC

Series 3874, Class DW, 3.50%, 6/15/2021	253		254

Series 2626, Class JC, 5.00%, 6/15/2023	319		331

Series 2649, Class WB, 3.50%, 7/15/2023	227		232

Series 1578, Class K, 6.90%, 9/15/2023	7		7

Series 2685, Class DT, 5.00%, 10/15/2023	253		264

Series 2687, Class JH, 5.00%, 10/15/2023	61		64

Series 2701, Class AC, 5.00%, 11/15/2023	415		435

Series 3521, Class B, 4.00%, 4/15/2024	328		340

Series 3544, Class BC, 4.00%, 6/15/2024	30		31

Series 3546, Class NB, 4.00%, 6/15/2024	1,399		1,455

Series 3562, Class JC, 4.00%, 8/15/2024	658		686

Series 3563, Class BD, 4.00%, 8/15/2024	429		446

Series 3571, Class MY, 4.00%, 9/15/2024	157		162

Series 3575, Class EB, 4.00%, 9/15/2024	446		464

Series 3577, Class B, 4.00%, 9/15/2024	705		738

Series 3578, Class KB, 4.00%, 9/15/2024	109		114

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	243

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2989, Class TG, 5.00%, 6/15/2025	429	457

Series 2988, Class TY, 5.50%, 6/15/2025	18	20

Series 3816, Class HA, 3.50%, 11/15/2025	1,537	1,634

Series 3087, Class KX, 5.50%, 12/15/2025	50	53

Series 3787, Class AY, 3.50%, 1/15/2026	605	637

Series 3794, Class LB, 3.50%, 1/15/2026	551	581

Series 3102, Class CE, 5.50%, 1/15/2026	645	689

Series 3123, Class HT, 5.00%, 3/15/2026	69	74

Series 3121, Class JD, 5.50%, 3/15/2026	21	23

Series 3150, Class EQ, 5.00%, 5/15/2026	240	256

Series 3898, Class KH, 3.50%, 6/15/2026	796	840

Series 3885, Class AC, 4.00%, 6/15/2026	498	520

Series 3911, Class B, 3.50%, 8/15/2026	829	876

Series 3959, Class PB, 3.00%, 11/15/2026	2,500	2,703

Series 4337, Class VJ, 3.50%, 6/15/2027	1,727	1,827

Series 3337, Class MD, 5.50%, 6/15/2027	39	43

Series 2110, Class PG, 6.00%, 1/15/2029	101	114

Series 3563, Class LB, 4.00%, 8/15/2029	23	25

Series 3653, Class B, 4.50%, 4/15/2030	137	151

Series 3824, Class EY, 3.50%, 3/15/2031	360	392

Series 2525, Class AM, 4.50%, 4/15/2032	607	681

Series 2441, Class GF, 6.50%, 4/15/2032	21	25

Series 2436, Class MC, 7.00%, 4/15/2032	13	15

Series 2760, Class KT, 4.50%, 9/15/2032	84	94

Series 2505, Class D, 5.50%, 9/15/2032	114	133

Series 2544, Class KE, 5.50%, 12/15/2032	66	76

Series 2557, Class HL, 5.30%, 1/15/2033	155	179

Series 2575, Class PE, 5.50%, 2/15/2033	44	52

Series 2586, Class WG, 4.00%, 3/15/2033	194	216

Series 2596, Class QD, 4.00%, 3/15/2033	163	181

Series 2621, Class QH, 5.00%, 5/15/2033	176	199

Series 2649, Class PJ, 3.50%, 6/15/2033	10	10

Series 2624, Class QH, 5.00%, 6/15/2033	237	273

Series 2648, Class BK, 5.00%, 7/15/2033	18	20

Series 4238, Class UY, 3.00%, 8/15/2033	3,650	4,017

Series 2673, Class PE, 5.50%, 9/15/2033	396	467

Series 2696, Class DG, 5.50%, 10/15/2033	334	388

Series 2725, Class TA, 4.50%, 12/15/2033	284	338

Series 2733, Class ME, 5.00%, 1/15/2034	333	386

Series 2768, Class PK, 5.00%, 3/15/2034	254	281

Series 3659, Class VG, 5.00%, 9/15/2034	438	451

Series 2934, Class KG, 5.00%, 2/15/2035	245	284

Series 3077, Class TO, PO, 4/15/2035	15	15

Series 2960, Class JH, 5.50%, 4/15/2035	702	816

Series 3082, Class PW, 5.50%, 12/15/2035	51	60

Series 3084, Class BH, 5.50%, 12/15/2035	1,115	1,315

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 3098, Class KG, 5.50%, 1/15/2036	1,010		1,172

Series 3136, Class CO, PO, 4/15/2036	29		28

Series 3145, Class AJ, 5.50%, 4/15/2036	37		42

Series 3819, Class ZQ, 6.00%, 4/15/2036	714		851

Series 3200, PO, 8/15/2036	71		68

Series 3270, Class AT, 5.50%, 1/15/2037	34		40

Series 3272, Class PA, 6.00%, 2/15/2037	8		9

Series 3348, Class HT, 6.00%, 7/15/2037	58		69

Series 3747, Class PA, 4.00%, 4/15/2038	52		53

Series 4085, Class FB, 0.56%, 1/15/2039 (f)	178		178

Series 3501, Class A, 4.50%, 1/15/2039	199		217

Series 3508, Class PK, 4.00%, 2/15/2039	4		5

Series 3513, Class A, 4.50%, 2/15/2039	19		21

Series 4219, Class JA, 3.50%, 8/15/2039	961		984

Series 3827, Class BM, 5.50%, 8/15/2039	110		111

Series 3653, Class HJ, 5.00%, 4/15/2040	875		1,011

Series 3677, Class KB, 4.50%, 5/15/2040	1,499		1,691

Series 3677, Class PB, 4.50%, 5/15/2040	875		952

Series 3904, Class EC, 2.00%, 8/15/2040	168		170

Series 3715, Class PC, 4.50%, 8/15/2040	214		242

Series 3955, Class HB, 3.00%, 12/15/2040	215		225

Series 3828, Class PU, 4.50%, 3/15/2041	88		93

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	362		401

Series 3956, Class EB, 3.25%, 11/15/2041	1,673		1,828

Series 3963, Class JB, 4.50%, 11/15/2041	1,650		1,921

Series 4026, Class MQ, 4.00%, 4/15/2042	105		117

Series 4616, Class HP, 3.00%, 9/15/2046	2,138		2,319

Series 3688, Class GT, 7.38%, 11/15/2046 (f)	37		44

FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	956		1,066

FNMA, REMIC

Series 2010-103, Class GB, 4.00%, 9/25/2020	—	(g)	—	(g)

Series 2010-135, Class HE, 3.00%, 1/25/2021	1		—	(g)

Series 2011-75, Class BL, 3.50%, 8/25/2021	332		334

Series 2007-113, Class DB, 4.50%, 12/25/2022	—	(g)	—	(g)

Series 2003-5, Class EQ, 5.50%, 2/25/2023	25		26

Series 2003-48, Class TC, 5.00%, 6/25/2023	32		33

Series 2003-55, Class HY, 5.00%, 6/25/2023	28		30

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-70, Class BY, 4.00%, 8/25/2023	13		13

Series 2006-22, Class CE, 4.50%, 8/25/2023	96		99

Series 2008-65, Class CD, 4.50%, 8/25/2023	—	(g)	—	(g)

Series 2004-44, Class KT, 6.00%, 6/25/2024	109		113

Series 2004-53, Class NC, 5.50%, 7/25/2024	44		46

Series 2009-71, Class MB, 4.50%, 9/25/2024	27		28

Series 2004-70, Class EB, 5.00%, 10/25/2024	90		93

Series 2010-49, Class KB, 4.00%, 5/25/2025	554		574

Series 2010-41, Class DC, 4.50%, 5/25/2025	174		180

Series 1997-57, Class PN, 5.00%, 9/18/2027	122		133

Series 2009-39, Class LB, 4.50%, 6/25/2029	101		111

Series 2009-96, Class DB, 4.00%, 11/25/2029	141		152

Series 2010-28, Class DE, 5.00%, 4/25/2030	300		335

Series 2001-63, Class TC, 6.00%, 12/25/2031	59		68

Series 2001-81, Class HE, 6.50%, 1/25/2032	155		183

Series 2002-75, Class GB, 5.50%, 11/25/2032	78		83

Series 2011-39, Class ZA, 6.00%, 11/25/2032	617		719

Series 2002-85, Class PE, 5.50%, 12/25/2032	52		60

Series 2003-21, Class OU, 5.50%, 3/25/2033	36		41

Series 2003-26, Class EB, 3.50%, 4/25/2033	800		882

Series 2003-23, Class CH, 5.00%, 4/25/2033	43		50

Series 2003-63, Class YB, 5.00%, 7/25/2033	130		149

Series 2003-69, Class N, 5.00%, 7/25/2033	246		283

Series 2003-80, Class QG, 5.00%, 8/25/2033	368		409

Series 2003-85, Class QD, 5.50%, 9/25/2033	141		164

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-94, Class CE, 5.00%, 10/25/2033	33	36

Series 2005-5, Class CK, 5.00%, 1/25/2035	257	283

Series 2005-29, Class WC, 4.75%, 4/25/2035	450	494

Series 2005-48, Class TD, 5.50%, 6/25/2035	276	321

Series 2005-53, Class MJ, 5.50%, 6/25/2035	349	409

Series 2005-62, Class CP, 4.75%, 7/25/2035	21	21

Series 2005-58, Class EP, 5.50%, 7/25/2035	30	34

Series 2005-68, Class BE, 5.25%, 8/25/2035	250	294

Series 2005-68, Class PG, 5.50%, 8/25/2035	140	160

Series 2005-110, Class MB, 5.50%, 9/25/2035	1	1

Series 2005-102, Class PG, 5.00%, 11/25/2035	460	536

Series 2005-110, Class GL, 5.50%, 12/25/2035	554	648

Series 2006-49, Class PA, 6.00%, 6/25/2036	61	73

Series 2009-19, Class PW, 4.50%, 10/25/2036	348	394

Series 2006-114, Class HE, 5.50%, 12/25/2036	392	461

Series 2007-33, Class HE, 5.50%, 4/25/2037	31	36

Series 2007-71, Class KP, 5.50%, 7/25/2037	58	64

Series 2007-71, Class GB, 6.00%, 7/25/2037	225	269

Series 2007-65, Class KI, IF, IO, 6.44%, 7/25/2037 (f)	8	1

Series 2009-86, Class OT, PO, 10/25/2037	44	41

Series 2013-83, Class CA, 3.50%, 10/25/2037	159	160

Series 2010-9, Class MD, 5.00%, 2/25/2038	77	80

Series 2011-22, Class MA, 6.50%, 4/25/2038	52	52

Series 2008-72, Class BX, 5.50%, 8/25/2038	22	25

Series 2008-74, Class B, 5.50%, 9/25/2038	10	11

Series 2009-62, Class HJ, 6.00%, 5/25/2039	243	262

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	245

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-37, Class KI, IF, IO, 5.82%, 6/25/2039 (f)	11	2

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	14	3

Series 2009-92, Class AD, 6.00%, 11/25/2039	729	808

Series 2009-112, Class ST, IF, IO, 6.07%, 1/25/2040 (f)	106	23

Series 2010-22, Class PE, 5.00%, 3/25/2040	2,347	2,657

Series 2010-37, Class CY, 5.00%, 4/25/2040	1,337	1,534

Series 2010-35, Class SB, IF, IO, 6.24%, 4/25/2040 (f)	42	7

Series 2010-54, Class EA, 4.50%, 6/25/2040	49	54

Series 2010-64, Class DM, 5.00%, 6/25/2040	7	8

Series 2010-71, Class HJ, 5.50%, 7/25/2040	176	206

Series 2010-123, Class BP, 4.50%, 11/25/2040	3,328	3,758

Series 2011-5, Class CP, 4.50%, 11/25/2040	172	184

Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,154

Series 2011-50, Class LP, 4.00%, 6/25/2041	500	569

Series 2012-137, Class CF, 0.48%, 8/25/2041 (f)	501	499

Series 2012-103, Class DA, 3.50%, 10/25/2041	197	206

Series 2012-14, Class DE, 3.50%, 3/25/2042	1,000	1,108

Series 2012-139, Class JA, 3.50%, 12/25/2042	527	583

Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,864

Series 2019-65, Class PA, 2.50%, 5/25/2048	472	492

Series 2009-96, Class CB, 4.00%, 11/25/2049	27	30

FNMA, STRIPS

Series 293, Class 1, PO, 12/25/2024	14	14

Series 314, Class 1, PO, 7/25/2031	44	42

GNMA

Series 2002-44, Class JC, 6.00%, 7/20/2032	27	27

Series 2002-79, Class KL, 5.50%, 11/20/2032	263	272

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-10, Class KJ, 5.50%, 2/20/2033	71	77

Series 2003-29, Class PD, 5.50%, 4/16/2033	261	287

Series 2003-33, Class NE, 5.50%, 4/16/2033	150	162

Series 2003-65, Class AP, 5.50%, 8/20/2033	95	109

Series 2003-77, Class TK, 5.00%, 9/16/2033	345	370

Series 2004-16, Class GC, 5.50%, 2/20/2034	994	1,134

Series 2004-54, Class BG, 5.50%, 7/20/2034	21	24

Series 2004-93, Class PD, 5.00%, 11/16/2034	654	729

Series 2004-101, Class BE, 5.00%, 11/20/2034	516	582

Series 2005-11, Class PL, 5.00%, 2/20/2035	235	267

Series 2005-26, Class XY, 5.50%, 3/20/2035	914	1,023

Series 2005-33, Class AY, 5.50%, 4/16/2035	244	278

Series 2005-49, Class B, 5.50%, 6/20/2035	79	91

Series 2005-51, Class DC, 5.00%, 7/20/2035	194	214

Series 2005-56, Class BD, 5.00%, 7/20/2035	30	34

Series 2006-7, Class ND, 5.50%, 8/20/2035	30	35

Series 2007-37, Class LB, 5.50%, 6/16/2037	225	259

Series 2007-79, Class BL, 5.75%, 8/20/2037	165	188

Series 2008-7, Class PQ, 5.00%, 2/20/2038	450	500

Series 2008-9, Class PW, 5.25%, 2/20/2038	516	585

Series 2009-106, Class ST, IF, IO, 5.84%, 2/20/2038 (f)	153	27

Series 2008-23, Class YA, 5.25%, 3/20/2038	121	137

Series 2008-35, Class NF, 5.00%, 4/20/2038	123	139

Series 2008-34, Class PG, 5.25%, 4/20/2038	144	160

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-33, Class PB, 5.50%, 4/20/2038	433	496

Series 2008-38, Class BG, 5.00%, 5/16/2038	683	769

Series 2008-43, Class NB, 5.50%, 5/20/2038	203	231

Series 2010-7, Class EA, 5.00%, 6/16/2038	39	39

Series 2008-56, Class PX, 5.50%, 6/20/2038	391	440

Series 2008-58, Class PE, 5.50%, 7/16/2038	1,054	1,212

Series 2008-62, Class SA, IF, IO, 5.99%, 7/20/2038 (f)	3	—	(g)

Series 2008-76, Class US, IF, IO, 5.74%, 9/20/2038 (f)	86	16

Series 2011-97, Class WA, 6.12%, 11/20/2038 (f)	992	1,164

Series 2008-95, Class DS, IF, IO, 7.14%, 12/20/2038 (f)	83	17

Series 2009-14, Class AG, 4.50%, 3/20/2039	140	156

Series 2009-72, Class SM, IF, IO, 6.09%, 8/16/2039 (f)	198	37

Series 2009-61, Class AP, 4.00%, 8/20/2039	17	19

Series 2010-130, Class BD, 4.00%, 12/20/2039	322	350

Series 2010-157, Class OP, PO, 12/20/2040	164	156

Series 2014-H11, Class VA, 0.66%, 6/20/2064 (f)	1,478	1,480

Series 2015-H20, Class FA, 0.63%, 8/20/2065 (f)	2,048	2,049

Series 2015-H26, Class FG, 0.68%, 10/20/2065 (f)	1,469	1,472

GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	108	112

JP Morgan Mortgage Trust

Series 2006-A2, Class 5A3, 3.84%, 11/25/2033 (f)	234	235

Series 2007-A1, Class 5A5, 3.75%, 7/25/2035 (f)	50	49

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.10%, 4/21/2034 (f)	61	61

MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	54	56

Merrill Lynch Mortgage Investors Trust

Series 2003-F, Class A1, 0.81%, 10/25/2028 (f)	105	102

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2004-B, Class A1, 0.67%, 5/25/2029 (f)	160		155

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.62%, 4/25/2034 (f)	36		39

PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	8		8

RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(g)	—	(g)

Seasoned Credit Risk Transfer Trust

Series 2019-3, Class M55D, 4.00%, 10/25/2058	608		675

Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,483		5,865

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	706		769

Sequoia Mortgage Trust Series 2004-11, Class A1, 0.76%, 12/20/2034 (f)	298		291

Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 0.86%, 1/19/2034 (f)	129		124

Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.23%, 12/25/2044 (f)	167		164

Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	572		661

WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 3.93%, 10/25/2033 (f)	122		119

Total Collateralized Mortgage Obligations (Cost $94,420)			99,594

U.S. Government Agency Securities — 1.0%

FNMA 2.63%, 9/6/2024 (Cost $11,882)	11,959		13,075

Foreign Government Securities — 0.4%

Republic of Colombia (Colombia) 3.00%, 1/30/2030	900		923

7.38%, 9/18/2037	300		429

Republic of Panama (Panama) 4.00%, 9/22/2024	347		382

3.16%, 1/23/2030	400		436

United Mexican States (Mexico) 3.63%, 3/15/2022	568		596

4.00%, 10/2/2023	694		756

3.60%, 1/30/2025	1,076		1,171

4.13%, 1/21/2026	332		370

Total Foreign Government Securities (Cost $4,681)			5,063

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	247

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.9%

Investment Companies — 3.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (i) (j) (Cost $50,626)	50,609	50,649

Total Investments — 102.0% (Cost $1,252,903)		1,315,932
Liabilities in Excess of Other Assets — (2.0)%		(26,256)

Net Assets — 100.0%		1,289,676

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2020.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.
(e)	All or a portion of this security is deposited with the broker as initial margin for centrally cleared swaps.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(g)	Amount rounds to less than one thousand.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Centrally Cleared Inflation-linked swap contracts outstanding as of August 31, 2020 (amounts in thousands):
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	0.58% at termination	Receive	4/2/2025	USD	37,065	—	1,960	1,960
CPI-U at termination	0.85% at termination	Receive	3/24/2030	USD	8,204	—	905	905
CPI-U at termination	0.91% at termination	Receive	3/19/2030	USD	24,101	—	2,498	2,498
CPI-U at termination	1.08% at termination	Receive	3/26/2030	USD	6,253	—	536	536
CPI-U at termination	1.23% at termination	Receive	3/17/2030	USD	14,000	—	982	982
CPI-U at termination	1.24% at termination	Receive	3/17/2030	USD	54,814	—	3,805	3,805
CPI-U at termination	1.25% at termination	Receive	6/24/2022	USD	23,609	(9)	277	268
CPI-U at termination	1.31% at termination	Receive	6/25/2022	USD	12,430	(1)	132	131
CPI-U at termination	1.35% at termination	Receive	3/4/2025	USD	13,361	—	181	181
CPI-U at termination	1.37% at termination	Receive	3/4/2025	USD	13,361	—	168	168
CPI-U at termination	1.37% at termination	Receive	3/4/2025	USD	6,680	—	82	82
CPI-U at termination	1.38% at termination	Receive	3/6/2025	USD	32,505	—	396	396
CPI-U at termination	1.39% at termination	Receive	6/29/2025	USD	18,551	—	539	539
CPI-U at termination	1.39% at termination	Receive	6/29/2025	USD	144,424	(10)	4,176	4,166
CPI-U at termination	1.42% at termination	Receive	3/5/2025	USD	15,543	—	156	156
CPI-U at termination	1.55% at termination	Receive	8/4/2022	USD	77,122	(19)	758	739
CPI-U at termination	1.68% at termination	Receive	8/10/2022	USD	77,260	—	463	463
CPI-U at termination	1.86% at termination	Receive	8/10/2030	USD	41,112	—	929	929
CPI-U at termination	1.86% at termination	Receive	8/10/2030	USD	13,874	—	323	323
CPI-U at termination	2.04% at termination	Receive	9/2/2030	USD	11,248	—	—	—

						(39)	19,266	19,227

CPI-U at termination	1.18% at termination	Receive	3/4/2022	USD	33,402	—	(34)	(34)
CPI-U at termination	1.69% at termination	Receive	2/19/2025	USD	10,986	—	(48)	(48)
CPI-U at termination	1.70% at termination	Receive	2/14/2025	USD	8,175	—	(39)	(39)

						—	(121)	(121)

						(39)	19,145	19,106

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2020 was 2.60%.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	249

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 36.5%

Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034 ‡ (a)	736	774

American Credit Acceptance Receivables Trust

Series 2020-2, Class A, 1.65%, 12/13/2023 (b)	3,064	3,086

Series 2020-1, Class B, 2.08%, 12/13/2023 (b)	3,133	3,158

American Express Credit Account Master Trust

Series 2019-1, Class A, 2.87%, 10/15/2024	4,265	4,435

Series 2018-5, Class A, 0.50%, 12/15/2025 (c)	10,000	10,011

AmeriCredit Automobile Receivables Trust

Series 2019-2, Class A3, 2.28%, 1/18/2024	9,000	9,179

Series 2020-1, Class A3, 1.11%, 8/19/2024	2,820	2,852

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.45%, 8/25/2033 ‡ (c)	169	168

Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 1.83%, 12/25/2032 ‡ (c)	1,698	1,667

AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 0.81%, 9/25/2028 ‡ (c)	109	108

AMSR Trust Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (b)	7,120	7,130

Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (b)	4,285	4,299

Avis Budget Rental Car Funding AESOP LLC

Series 2019-1A, Class A, 3.45%, 3/20/2023 (b)	1,429	1,459

Series 2019-3A, Class A, 2.36%, 3/20/2026 (b)	10,490	10,710

B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	116	116

Bank of The West Auto Trust Series 2017-1, Class A3, 2.11%, 1/15/2023 (b)	652	656

Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 1.42%, 1/25/2035 ‡ (c)	977	969

Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 1.08%, 12/25/2033 ‡ (c)	570	554

BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (b)	2,977	3,023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Business Jet Securities LLC

Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	3,195	3,194

Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	6,020	6,036

BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (b)	2,349	2,441

CarMax Auto Owner Trust Series 2020-3, Class A3, 0.62%, 3/17/2025	3,095	3,108

CarNow Auto Receivables Trust Series 2020-1A, Class A, 1.76%, 2/15/2023 (b)	4,362	4,370

Carvana Auto Receivables Trust

Series 2019-1A, Class A3, 3.08%, 11/15/2022 (b)	2,806	2,820

Series 2019-2A, Class A3, 2.58%, 3/15/2023 (b)	7,553	7,610

Series 2019-3A, Class A3, 2.34%, 6/15/2023 (b)	6,285	6,345

Series 2019-3A, Class B, 2.51%, 4/15/2024 (b)	3,340	3,416

Centex Home Equity Loan Trust Series 2002-A, Class MV1, 1.03%, 1/25/2032 ‡ (c)	111	110

CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (b)	2,565	2,602

CIG Auto Receivables Trust

Series 2017-1A, Class A, 2.71%, 5/15/2023 (b)	13	13

Series 2019-1A, Class A, 3.33%, 8/15/2024 (b)	1,283	1,299

Citibank Credit Card Issuance Trust Series 2017-A7, Class A7, 0.53%, 8/8/2024 (c)	5,000	5,019

CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	4,200	4,318

CoreVest American Finance Trust

Series 2019-1, Class A, 3.32%, 3/15/2052 (b)	3,372	3,602

Series 2020-2, Class A, 3.38%, 5/15/2052 (b)	2,053	2,236

Countrywide Asset-Backed Certificates

Series 2003-BC2, Class 2A1, 0.78%, 6/25/2033 ‡ (c)	113	107

Series 2003-BC5, Class M1, 1.23%, 9/25/2033 ‡ (c)	60	62

Series 2004-S1, Class M2, 5.58%, 2/25/2035 ‡ (a)	29	29

CPS Auto Receivables Trust

Series 2020-B, Class A, 1.15%, 7/17/2023 (b)	2,958	2,967

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-A, Class B, 2.36%, 2/15/2024 (b)	2,080	2,112

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class B, 3.02%, 4/15/2026 (b)	2,713	2,717

Series 2020-2A, Class A, 1.37%, 7/16/2029 (b)	2,760	2,770

CWHEQ Revolving Home Equity Loan Trust

Series 2005-E, Class 2A, 0.38%, 11/15/2035 ‡ (c)	119	113

Series 2005-M, Class A1, 0.40%, 2/15/2036 ‡ (c)	496	452

Diamond Resorts Owner Trust

Series 2018-1, Class A, 3.70%, 1/21/2031 (b)	976	1,014

Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	5,722	5,833

Discover Card Execution Note Trust

Series 2019-A2, Class A, 0.43%, 12/15/2023 (c)	4,097	4,104

Series 2019-A1, Class A1, 3.04%, 7/15/2024	3,160	3,278

Drive Auto Receivables Trust

Series 2019-2, Class A3, 3.04%, 3/15/2023	706	708

Series 2019-4, Class B, 2.23%, 1/16/2024	2,210	2,244

DT Auto Owner Trust Series 2020-2A, Class A, 1.14%, 1/16/2024 (b)	3,586	3,597

Exeter Automobile Receivables Trust

Series 2019-3A, Class A, 2.59%, 9/15/2022 (b)	1,072	1,076

Series 2017-3A, Class B, 2.81%, 9/15/2022 (b)	1,574	1,579

Series 2020-2A, Class A, 1.13%, 8/15/2023 (b)	3,293	3,303

Series 2019-4A, Class B, 2.30%, 12/15/2023 (b)	5,220	5,276

Series 2019-1A, Class C, 3.82%, 12/16/2024 (b)	2,365	2,414

First Franklin Mortgage Loan Trust

Series 2002-FF1, Class M1, 1.23%, 4/25/2032 ‡ (c)	94	90

Series 2002-FF4, Class M1, 1.75%, 2/25/2033 ‡ (c)	578	430

Series 2003-FFH1, Class M2, 2.80%, 9/25/2033 ‡ (c)	251	227

Series 2004-FF8, Class M4, 1.78%, 10/25/2034 ‡ (c)	207	148

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

First Investors Auto Owner Trust Series 2020-1A, Class A, 1.49%, 1/15/2025 (b)	4,469	4,504

FirstKey Homes Trust Series 2020-SFR1, Class A, 1.34%, 9/17/2025 (b)	8,105	8,122

Flagship Credit Auto Trust

Series 2017-2, Class B, 2.57%, 4/15/2023 (b)	59	59

Series 2019-2, Class A, 2.83%, 10/16/2023 (b)	1,833	1,861

FORT CRE LLC Series 2018-1A, Class A1, 1.53%, 11/16/2035 (b) (c)	5,000	4,900

FREED ABS Trust

Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	576	577

Series 2019-1, Class A, 3.42%, 6/18/2026 (b)	200	200

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (b)	2,912	2,912

Fremont Home Loan Trust Series 2005-C, Class M2, 0.91%, 7/25/2035 ‡ (c)	2,668	2,636

GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023 (b)	433	436

GLS Auto Receivables Trust

Series 2018-1A, Class A, 2.82%, 7/15/2022 (b)	697	699

Series 2018-3A, Class A, 3.35%, 8/15/2022 (b)	273	274

Series 2018-2A, Class B, 3.71%, 3/15/2023 (b)	1,836	1,855

GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	3,093	3,160

Goodgreen (Cayman Islands)

Series 2018-1A, Class A, 3.93%, 10/15/2053 (b) (c)	3,825	4,058

Series 2019-1A, Class A, 3.86%, 10/15/2054 (b)	2,874	3,047

Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	2,352	2,432

GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 0.34%, 9/15/2030 ‡ (c)	20	19

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	1,904	1,994

Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (b)	813	818

Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.29%, 10/25/2023 (b)	1,358	1,358

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	251

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Hertz Vehicle Financing LLC Series 2018-2A, Class A, 3.65%, 6/27/2022 (b)	2,158	2,156

Hilton Grand Vacations Trust

Series 2018-AA, Class A, 3.54%, 2/25/2032 (b)	1,160	1,216

Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	2,219	2,294

Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024 ‡ (b)	981	971

Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028 ‡	3	1

Lendmark Funding Trust

Series 2019-1A, Class A, 3.00%, 12/20/2027 (b)	8,400	8,222

Series 2019-2A, Class A, 2.78%, 4/20/2028 (b)	6,003	6,032

Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 1.23%, 2/25/2034 ‡ (c)	59	59

Mariner Finance Issuance Trust Series 2020-AA, Class A, 2.19%, 8/21/2034 (b)	2,610	2,617

Marlette Funding Trust

Series 2019-1A, Class A, 3.44%, 4/16/2029 (b)	1,018	1,028

Series 2019-2A, Class A, 3.13%, 7/16/2029 (b)	992	1,003

Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	840	857

Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (b) (c)	1,478	1,552

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 1.15%, 4/25/2035 ‡ (c)	3,297	3,319

New Century Home Equity Loan Trust Series 2003-5, Class AII, 0.98%, 11/25/2033 ‡ (c)	177	159

New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (b)	9,535	9,541

Nissan Auto Lease Trust Series 2018-A, Class A4, 3.35%, 9/15/2023	2,685	2,723

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	521	518

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (b)	3,018	3,053

OneMain Financial Issuance Trust Series 2020-1A, Class A, 3.84%, 5/14/2032 (b)	4,650	4,898

Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	2,503	2,547

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Progress Residential Trust

Series 2017-SFR1, Class A, 2.77%, 8/17/2034 (b)	995	1,012

Series 2018-SFR1, Class A, 3.26%, 3/17/2035 (b)	2,792	2,818

Series 2019-SFR1, Class A, 3.42%, 8/17/2035 (b)	9,491	9,814

Series 2018-SFR2, Class A, 3.71%, 8/17/2035 ‡ (b)	5,525	5,671

Series 2018-SFR3, Class A, 3.88%, 10/17/2035 (b)	4,995	5,141

Series 2019-SFR2, Class A, 3.15%, 5/17/2036 (b)	6,982	7,229

Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (b)	8,500	8,748

Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (b)	5,055	5,163

Prosper Marketplace Issuance Trust Series 2019-1A, Class A, 3.54%, 4/15/2025 (b)	54	54

RASC Trust Series 2003-KS4, Class MI2, 5.51%, 6/25/2033 ‡ (a)	523	443

Santander Retail Auto Lease Trust

Series 2019-A, Class A3, 2.77%, 6/20/2022 (b)	6,060	6,189

Sierra Timeshare Receivables Funding LLC

Series 2019-2A, Class A, 2.59%, 5/20/2036 (b)	1,637	1,683

Series 2020-2A, Class A, 1.33%, 7/20/2037 (b)	2,491	2,491

SoFi Consumer Loan Program LLC

Series 2016-1, Class A, 3.26%, 8/25/2025 (b)	381	383

Series 2017-1, Class A, 3.28%, 1/26/2026 (b)	53	53

Series 2017-3, Class A, 2.77%, 5/25/2026 (b)	147	148

Series 2017-4, Class A, 2.50%, 5/26/2026 (b)	223	225

Series 2017-5, Class A2, 2.78%, 9/25/2026 (b)	1,323	1,335

SoFi Consumer Loan Program Trust

Series 2018-3, Class A2, 3.67%, 8/25/2027 (b)	3,055	3,088

Series 2019-1, Class A, 3.24%, 2/25/2028 (b)	600	606

SoFi Professional Loan Program LLC

Series 2016-B, Class A1, 1.38%, 6/25/2033 (b) (c)	381	381

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2015-B, Class A1, 1.23%, 4/25/2035 (b) (c)	336	336

Series 2015-C, Class A1, 1.23%, 8/27/2035 (b) (c)	272	272

Series 2017-E, Class A1, 0.68%, 11/26/2040 (b) (c)	358	357

SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (b)	4,574	4,723

Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 0.88%, 4/25/2033 ‡ (c)	50	49

Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,800	5,972

Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,199

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/2021 (b)	2,431	2,458

Series 2019-A, Class A2, 2.13%, 4/20/2022 (b)	6,999	7,080

Series 2020-A, Class A3, 0.68%, 12/20/2023 (b)	3,835	3,836

Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 ‡ (b) (c)	5,853	6,232

Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300	5,310

Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (b)	6,000	5,996

Tricon American Homes Trust

Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	4,216	4,227

Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (b)	3,293	3,443

US Auto Funding LLC Series 2019-1A, Class A, 3.61%, 4/15/2022 (b)	679	682

USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 2/15/2023 (b)	2,860	2,865

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049 ‡ (a) (b)	3,920	3,904

Series 2019-NPL5, Class A1A, 3.35%, 9/25/2049 ‡ (a) (b)	4,236	4,234

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (b)	6,599	6,531

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (b)	6,739	6,756

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Verizon Owner Trust

Series 2017-3A, Class A1B, 0.43%, 4/20/2022 (b) (c)	546	546

Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,449

Series 2019-B, Class A1A, 2.33%, 12/20/2023	9,000	9,233

Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023 (b)	3,103	3,108

Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.93%, 12/20/2022	2,250	2,257

VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (a) (b)	5,751	5,701

VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 (a) (b)	2,929	2,914

VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (a) (b)	3,985	3,978

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (b)	4,602	4,580

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (b)	6,533	6,485

VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 ‡ (a) (b)	5,614	5,533

Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (b)	3,498	3,560

Westlake Automobile Receivables Trust

Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (b)	9,175	9,214

Series 2020-2A, Class B, 1.32%, 7/15/2025 (b)	1,625	1,634

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	8,158	8,390

Total Asset-Backed Securities (Cost $475,255)		480,949

Collateralized Mortgage Obligations — 34.2%

Alternative Loan Trust

Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (a)	3	3

Series 2004-33, Class 3A3, 3.69%, 12/25/2034 (c)	214	218

Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (b)	3,222	3,228

Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	171	169

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	253

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Banc of America Mortgage Trust

Series 2004-D, Class 2A2, 3.80%, 5/25/2034 (c)	181	179

Series 2005-A, Class 3A1, 4.00%, 2/25/2035 (c)	15	14

Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 1.18%, 11/25/2034 ‡ (c)	210	46

Connecticut Avenue Securities Trust Series 2020-R01, Class 1M1, 0.98%, 1/25/2040 ‡ (b) (c)	3,919	3,899

Credit Suisse First Boston Mortgage Securities Corp.

Series 2005-5, Class 1A1, 5.00%, 7/25/2020	27	27

Series 2004-5, Class 4A1, 6.00%, 9/25/2034	422	441

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 3.32%, 10/25/2033 (c)	405	418

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.03%, 2/25/2020 (c)	65	65

FHLMC — GNMA Series 1, Class S, IF, IO, 8.79%, 10/25/2022 (c)	1	—	(d)

FHLMC, REMIC

Series 3952, Class MA, 3.00%, 11/15/2021	184	186

Series 1343, Class LA, 8.00%, 8/15/2022	2	2

Series 1370, Class JA, 1.31%, 9/15/2022 (c)	2	2

Series 1379, Class W, 0.34%, 10/15/2022 (c)	2	2

Series 1508, Class KA, 1.36%, 5/15/2023 (c)	1	1

Series 1689, Class M, PO, 3/15/2024	36	35

Series 2033, Class PR, PO, 3/15/2024	20	20

Series 1771, Class PK, 8.00%, 2/15/2025	25	28

Series 1981, Class Z, 6.00%, 5/15/2027	8	9

Series 1974, Class ZA, 7.00%, 7/15/2027	45	51

Series 2338, Class FN, 0.66%, 8/15/2028 (c)	16	16

Series 3737, Class DG, 5.00%, 10/15/2030	479	512

Series 2477, Class FZ, 0.71%, 6/15/2031 (c)	6	6

Series 2416, Class SA, IF, 15.28%, 2/15/2032 (c)	33	45

Series 2416, Class SH, IF, 15.68%, 2/17/2032 (c)	16	20

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4120, Class KI, IO, 3.00%, 10/15/2032	1,841	154

Series 5000, Class CB, 1.25%, 1/25/2035	9,803	10,002

Series 3300, Class FA, 0.46%, 8/15/2035 (c)	224	223

Series 3085, Class VS, HB, IF, 28.07%, 12/15/2035 (c)	197	344

Series 4867, Class WF, 0.57%, 4/15/2037 (c)	19,285	19,395

Series 4350, Class AF, 0.52%, 12/15/2037 (c)	4,403	4,376

Series 4350, Class FK, 0.52%, 6/15/2038 (c)	4,614	4,597

Series 4515, Class FA, 0.54%, 8/15/2038 (c)	2,652	2,657

Series 4350, Class KF, 0.52%, 1/15/2039 (c)	919	912

Series 4111, Class FA, 0.51%, 8/15/2039 (c)	274	274

Series 3832, Class PL, 5.00%, 8/15/2039	182	184

Series 4448, Class TF, 0.49%, 5/15/2040 (c)	5,334	5,309

Series 4480, Class FM, 0.52%, 6/15/2040 (c)	5,207	5,214

Series 3860, Class FP, 0.56%, 6/15/2040 (c)	1,528	1,531

Series 4457, Class KF, 0.52%, 10/15/2040 (c)	8,621	8,637

Series 4363, Class FA, 0.54%, 9/15/2041 (c)	4,019	4,007

Series 4413, Class WF, 0.52%, 10/15/2041 (c)	3,620	3,602

Series 4559, Class AF, 0.67%, 3/15/2042 (c)	2,402	2,426

Series 4074, Class FE, 0.56%, 7/15/2042 (c)	3,488	3,451

Series 4150, Class F, 0.53%, 1/15/2043 (c)	7,284	7,298

Series 4161, Class YF, 0.53%, 2/15/2043 (c)	5,335	5,345

Series 4281, Class FB, 0.71%, 12/15/2043 (c)	5,127	5,169

Series 4606, Class FL, 0.66%, 12/15/2044 (c)	7,620	7,659

Series 4594, Class GN, 2.50%, 2/15/2045	3,211	3,373

FHLMC, STRIPS

Series 343, Class F4, 0.52%, 10/15/2037 (c)	4,938	4,915

Series 328, Class S4, IF, IO, 3.16%, 2/15/2038 (c)	7,531	436

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-51, Class 1A, PO, 9/25/2042	47		42

Series T-54, Class 4A, 3.92%, 2/25/2043 (c)	1,632		1,750

First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.29%, 12/25/2034 (c)	195		193

Flagstar Mortgage Trust

Series 2018-5, Class A2, 4.00%, 9/25/2048 (b) (c)	1,244		1,281

Series 2019-2, Class A2, 3.50%, 12/25/2049 (b) (c)	7,012		7,211

FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.82%, 2/25/2044 (c)	253		265

FNMA, Grantor Trust, Whole Loan

Series 2002-T6, Class A4, 4.42%, 3/25/2041 (c)	686		734

Series 2001-T8, Class A1, 7.50%, 7/25/2041	217		261

FNMA, REMIC

Series 1991-142, Class PL, 8.00%, 10/25/2021	5		5

Series 1991-156, Class F, 1.48%, 11/25/2021 (c)	7		7

Series 1992-91, Class SQ, HB, IF, 9,334.87%, 5/25/2022 (c)	—	(d)	—	(d)

Series 1992-112, Class GB, 7.00%, 7/25/2022	15		16

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(d)	—	(d)

Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022 (c)	1		—	(d)

Series 1992-200, Class FK, 1.98%, 11/25/2022 (c)	7		7

Series 1993-27, Class S, IF, 9.49%, 2/25/2023 (c)	8		9

Series 1993-146, Class E, PO, 5/25/2023	18		18

Series 1993-110, Class H, 6.50%, 5/25/2023	18		19

Series 1993-119, Class H, 6.50%, 7/25/2023	2		2

Series 1993-165, Class FH, 1.33%, 9/25/2023 (c)	9		9

Series 1993-179, Class FM, 1.93%, 10/25/2023 (c)	47		47

Series G94-9, Class PJ, 6.50%, 8/17/2024	152		163

Series 2012-114, Class VE, 3.50%, 10/25/2025	2,416		2,484

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-26, Class AV, 3.50%, 4/25/2026	2,760	2,901

Series 1997-74, Class E, 7.50%, 10/20/2027	16	19

Series 2001-9, Class F, 0.41%, 2/17/2031 (c)	17	17

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	39	6

Series 2003-21, Class FK, 0.58%, 3/25/2033 (c)	13	13

Series 2013-43, Class YH, 2.50%, 5/25/2033	1,504	1,587

Series 2004-17, Class BF, 0.53%, 1/25/2034 (c)	318	318

Series 2006-3, Class SB, IF, IO, 6.52%, 7/25/2035 (c)	419	44

Series 2006-16, Class HZ, 5.50%, 3/25/2036	293	339

Series 2006-124, Class FC, 0.53%, 1/25/2037 (c)	1,226	1,233

Series 2014-23, Class FA, 0.47%, 10/25/2039 (c)	20,258	20,196

Series 2012-38, Class PA, 2.00%, 9/25/2041	1,754	1,803

Series 2013-54, Class HF, 0.38%, 10/25/2041 (c)	2,856	2,851

Series 2012-93, Class ME, 2.50%, 1/25/2042	2,666	2,790

Series 2012-13, Class FA, 0.76%, 2/25/2042 (c)	10,774	10,858

Series 2012-31, Class FB, 0.73%, 4/25/2042 (c)	10,946	11,020

Series 2013-23, Class KJ, 2.25%, 5/25/2042	2,985	3,100

Series 2012-119, Class FB, 0.53%, 11/25/2042 (c)	6,634	6,645

Series 2012-139, Class JA, 3.50%, 12/25/2042	3,653	4,039

Series 2013-6, Class FL, 0.58%, 2/25/2043 (c)	1,327	1,332

Series 2014-49, Class AF, 0.49%, 8/25/2044 (c)	237	237

Series 2015-42, Class BF, 0.48%, 6/25/2045 (c)	5,831	5,812

Series 2016-25, Class LA, 3.00%, 7/25/2045	12,555	13,358

Series 2016-33, Class JA, 3.00%, 7/25/2045	4,519	4,805

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	255

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-91, Class AF, 0.54%, 12/25/2045 (c)	5,307	5,288

Series 2016-58, Class SA, IO, 2.76%, 8/25/2046 (c)	21,058	977

Series 2017-108, Class PA, 3.00%, 6/25/2047	3,659	3,905

Series 2017-104, Class LA, 3.00%, 11/25/2047	3,004	3,232

Series 2019-38, Class PC, 3.00%, 2/25/2048	5,432	5,683

Series 2019-77, Class FP, 0.73%, 1/25/2050 (c)	18,015	18,134

Series 2014-66, Class WF, 0.52%, 10/25/2054 (c)	2,569	2,567

FNMA, REMIC Trust, Whole Loan

Series 2003-W4, Class 5A, 3.82%, 10/25/2042 (c)	679	708

Series 2003-W15, Class 3A, 4.09%, 12/25/2042 (c)	756	850

Series 2003-W1, Class 2A, 5.72%, 12/25/2042 (c)	168	189

Series 2009-W1, Class A, 6.00%, 12/25/2049	337	390

GNMA

Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358	2,619

Series 2010-166, Class GP, 3.00%, 4/20/2039	1,469	1,517

Series 2012-61, Class FM, 0.56%, 5/16/2042 (c)	4,951	4,978

Series 2012-H21, Class FA, 0.66%, 7/20/2062 (c)	2,145	2,147

Series 2012-H29, Class FA, 0.68%, 10/20/2062 (c)	3,595	3,599

Series 2013-H16, Class FA, 0.70%, 7/20/2063 (c)	10,636	10,652

Series 2014-H07, Class FC, 0.76%, 5/20/2064 (c)	13,200	13,266

Series 2014-H11, Class JA, 0.66%, 6/20/2064 (c)	3,827	3,831

Series 2014-H17, Class FM, 0.66%, 8/20/2064 (c)	10,587	10,591

Series 2015-H03, Class FD, 0.80%, 1/20/2065 (c)	6,326	6,355

Series 2015-H04, Class FL, 0.63%, 2/20/2065 (c)	11,360	11,360

Series 2015-H12, Class FJ, 0.59%, 5/20/2065 (c)	12,479	12,468

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H14, Class FB, 0.59%, 5/20/2065 (c)	16,413	16,398

Series 2015-H12, Class FA, 0.64%, 5/20/2065 (c)	7,031	6,987

Series 2015-H19, Class FN, 0.60%, 7/20/2065 (c)	11,618	11,606

Series 2015-H23, Class TA, 0.63%, 9/20/2065 (c)	14,598	14,598

GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	425	449

GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	169	174

Impac CMB Trust

Series 2004-3, Class 3A, 0.82%, 3/25/2034 (c)	5	5

Series 2004-6, Class 1A2, 0.95%, 10/25/2034 (c)	99	97

Series 2005-5, Class A1, 0.82%, 8/25/2035 (c)	654	638

IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.68%, 3/25/2037 (c)	385	354

JP Morgan Mortgage Trust Series 2003-A1, Class 1A1, 3.15%, 10/25/2033 (c)	54	54

LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (b)	2,500	2,498

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.10%, 4/21/2034 (c)	110	109

Series 2004-13, Class 3A7B, 2.11%, 11/21/2034 (c)	364	370

MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 0.58%, 2/25/2033 (c)	56	50

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates

Series 2002-TBC1, Class B1, 1.16%, 9/15/2030 ‡ (c)	46	45

Series 2002-TBC1, Class B2, 1.56%, 9/15/2030 ‡ (c)	23	23

Series 2001-TBC1, Class B1, 1.04%, 11/15/2031 ‡ (c)	155	151

Merrill Lynch Mortgage Investors Trust

Series 2004-D, Class A1, 0.83%, 9/25/2029 (c)	214	209

Series 2004-1, Class 2A3, 3.00%, 12/25/2034 (c)	145	142

Metlife Securitization Trust Series 2018-1A, Class A, 3.75%, 3/25/2057 (b) (c)	4,019	4,300

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Morgan Stanley Dean Witter Capital I, Inc. Trust

Series 2003-HYB1, Class A4, 2.65%, 3/25/2033 (c)	108	106

Series 2003-HYB1, Class B1, 2.65%, 3/25/2033 ‡ (c)	91	63

Morgan Stanley Mortgage Loan Trust

Series 2004-3, Class 4A, 5.62%, 4/25/2034 (c)	1,191	1,288

Series 2004-5AR, Class 3A3, 3.16%, 7/25/2034 (c)	144	146

Series 2004-5AR, Class 3A5, 3.16%, 7/25/2034 (c)	813	821

Series 2004-11AR, Class 1A2A, 0.49%, 1/25/2035 (c)	322	338

MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 1.01%, 8/15/2032 ‡ (c)	81	76

NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 0.62%, 2/25/2035 (b) (c)	822	687

New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 0.93%, 1/25/2048 (b) (c)	3,176	3,132

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (a)	229	238

Prime Mortgage Trust Series 2005-2, Class 2A1, 6.22%, 10/25/2032 (c)	320	327

PRPM LLC Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (b)	7,828	7,829

RALI Trust Series 2003-QS16, Class A1, 5.00%, 8/25/2018	10	4

RFMSI Trust

Series 2005-SA2, Class 2A2, 3.72%, 6/25/2035 (c)	862	845

Series 2006-SA4, Class 2A1, 5.16%, 11/25/2036 (c)	356	315

Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	11,881	12,708

Sequoia Mortgage Trust

Series 11, Class A, 1.06%, 12/20/2032 (c)	17	17

Series 2003-3, Class A2, 1.12%, 7/20/2033 (c)	99	95

Series 2004-11, Class A2, 1.27%, 12/20/2034 (c)	745	727

Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 0.86%, 3/19/2034 (c)	53	51

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 0.91%, 7/19/2032 (c)	445	377

Structured Asset Securities Corp. Mortgage Pass-Through Certificates

Series 2003-24A, Class 2A, 2.91%, 7/25/2033 (c)	693	681

Series 2003-40A, Class 4A, 3.21%, 1/25/2034 (c)	272	262

Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 3.21%, 12/25/2044 (c)	2,175	2,081

WaMu Mortgage Pass-Through Certificates Trust

Series 2004-AR3, Class A1, 3.66%, 6/25/2034 (c)	518	519

Series 2004-AR11, Class A, 3.35%, 10/25/2034 (c)	287	285

Total Collateralized Mortgage Obligations (Cost $445,162)		449,559

Corporate Bonds — 9.3%

Banks — 3.7%

Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	2,126

Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	1,724	1,817

Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 0.97%, 9/13/2023 (e)	3,000	3,029

Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.07%), 1.39%, 12/8/2021 (e)	4,000	4,043

Federation des Caisses Desjardins du Quebec (Canada) (ICE LIBOR USD 3 Month + 0.33%), 0.60%, 10/30/2020 (b) (e)	5,000	5,003

HSBC USA, Inc. 9.30%, 6/1/2021	2,000	2,121

Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 1.37%, 9/13/2021 (e)	2,539	2,561

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.14%), 1.45%, 9/13/2021 (e)	3,000	3,029

(ICE LIBOR USD 3 Month + 0.94%), 1.20%, 2/28/2022 (e)	4,000	4,039

Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.97%), 1.24%, 1/11/2022 (e)	3,000	3,026

Truist Financial Corp. 1.20%, 8/5/2025	4,000	4,088

Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (e)	6,400	6,675

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	257

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 0.97%, 9/9/2022 (e)	6,000	6,030

		47,587

Biotechnology — 0.6%

AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 0.90%, 11/21/2022 (b) (e)	8,500	8,541

Capital Markets — 0.3%

Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	1,000	1,041

Morgan Stanley 2.50%, 4/21/2021	2,925	2,966

		4,007

Chemicals — 0.2%

Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,671

Consumer Finance — 1.8%

American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.61%), 0.92%, 9/9/2021 (e)	3,000	3,014

Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.45%), 0.72%, 10/30/2020 (e)	5,000	5,002

Caterpillar Financial Services Corp. 0.95%, 5/13/2022	7,000	7,073

General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 1.82%, 1/14/2022 (e)	4,000	4,015

Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.69%), 0.96%, 1/11/2022 (e)	4,000	4,029

		23,133

Diversified Telecommunication Services — 0.3%

AT&T, Inc. 1.65%, 2/1/2028	4,335	4,394

Electric Utilities — 0.4%

Pacific Gas and Electric Co. 1.75%, 6/16/2022	5,850	5,870

Health Care Providers & Services — 0.3%

CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 1.03%, 3/9/2021 (e)	3,500	3,511

Insurance — 1.0%

Chubb INA Holdings, Inc. 2.30%, 11/3/2020	880	882

Metropolitan Life Global Funding I (SOFR + 0.57%), 0.64%, 9/7/2020 (b) (e)	6,000	6,000

New York Life Global Funding 2.00%, 4/13/2021 (b)	1,234	1,247

Protective Life Global Funding 1.17%, 7/15/2025 (b)	5,190	5,228

		13,357

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — 0.3%

Western Union Co. (The) 3.60%, 3/15/2022	3,700	3,852

Oil, Gas & Consumable Fuels — 0.1%

Phillips 66 Partners LP 2.45%, 12/15/2024	1,585	1,642

Wireless Telecommunication Services — 0.3%

Vodafone Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.99%), 1.26%, 1/16/2024 (e)	3,600	3,627

Total Corporate Bonds (Cost $120,582)		122,192

Commercial Mortgage-Backed Securities — 6.7%

20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (c)	3,291	3,274

BAMLL Commercial Mortgage Securities Trust

Series 2015-200P, Class A, 3.22%, 4/14/2033 (b)	3,500	3,769

Series 2018-DSNY, Class A, 1.01%, 9/15/2034 (b) (c)	6,000	5,802

Bayview Commercial Asset Trust

Series 2004-3, Class A2, 0.81%, 1/25/2035 (b) (c)	163	159

Series 2005-2A, Class A2, 0.53%, 8/25/2035 (b) (c)	677	596

Series 2005-2A, Class M1, 0.61%, 8/25/2035 ‡ (b) (c)	135	115

Series 2007-3, Class A2, 0.47%, 7/25/2037 (b) (c)	650	569

BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000	1,034

BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (b)	1,738	1,701

BHMS Series 2018-ATLS, Class A, 1.41%, 7/15/2035 (b) (c)	6,000	5,737

BX Commercial Mortgage Trust Series 2018-IND, Class A, 0.91%, 11/15/2035 (b) (c)	1,710	1,704

BXMT Ltd. Series 2017-FL1, Class A, 1.03%, 6/15/2035 (b) (c)	1,515	1,505

Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.31%, 2/10/2037 (b) (c)	12,200	11,819

Exantas Capital Corp. Ltd. (Cayman Islands) Series 2018-RSO6, Class A, 0.99%, 6/15/2035 (b) (c)	142	141

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KL3W, Class AFLW, 0.60%, 8/25/2025 (c)	10,000	10,040

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K086, Class A1, 3.67%, 12/25/2028	1,792	2,014

Series Q007, Class APT2, 3.32%, 10/25/2047 (c)	3,573	3,846

FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,284	4,518

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	5,000	5,316

One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (b)	5,000	5,329

One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032 (b)	5,000	5,174

PFP Ltd. (Cayman Islands) Series 2019-5, Class A, 1.13%, 4/14/2036 (b) (c)	2,111	2,050

UBS Commercial Mortgage Trust

Series 2018-C10, Class A1, 3.18%, 5/15/2051	4,375	4,482

Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346	6,901

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	1,155	1,168

Total Commercial Mortgage-Backed Securities (Cost $87,704)		88,763

Mortgage-Backed Securities — 6.7%

FHLMC

Pool # 645083, ARM, 3.09%, 12/1/2021 (c)	3	3

Pool # 846013, ARM, 2.73%, 6/1/2022 (c)	1	1

Pool # 611299, ARM, 3.39%, 1/1/2023 (c)	34	34

Pool # 845297, ARM, 4.05%, 2/1/2023 (c)	5	5

Pool # 846144, ARM, 3.43%, 6/1/2025 (c)	4	4

Pool # 755248, ARM, 3.16%, 12/1/2026 (c)	79	79

Pool # 785866, ARM, 3.94%, 12/1/2026 (c)	2	2

Pool # 611141, ARM, 3.77%, 1/1/2027 (c)	15	15

Pool # 788688, ARM, 3.16%, 8/1/2027 (c)	73	73

Pool # 788665, ARM, 4.28%, 11/1/2027 (c)	14	14

Pool # 846774, ARM, 3.51%, 12/1/2027 (c)	31	31

Pool # 788664, ARM, 2.66%, 7/1/2028 (c)	17	17

Pool # 786902, ARM, 4.10%, 10/1/2029 (c)	9	9

Pool # 846716, ARM, 3.99%, 12/1/2029 (c)	2	2

Pool # 645242, ARM, 4.14%, 1/1/2030 (c)	8	8

Pool # 846812, ARM, 3.74%, 4/1/2030 (c)	8	8

Pool # 611278, ARM, 3.15%, 7/1/2030 (c)	118	117

Pool # 847263, ARM, 3.37%, 4/1/2032 (c)	60	61

FHLMC Gold Pools, 30 Year

Pool # C00387, 9.00%, 2/1/2025	3	3

Pool # C35263, 7.50%, 5/1/2028	2	3

Pool # G00981, 8.50%, 7/1/2028	7	8

FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	2,566	2,707

FHLMC UMBS, 30 Year

Pool # RA2459, 4.00%, 4/1/2050 (f)	16,239	17,509

Pool # RA2904, 3.00%, 6/1/2050	9,921	10,559

Pool # RA2970, 2.50%, 7/1/2050	9,926	10,479

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FNMA

Pool # 116590, ARM, 3.50%, 12/1/2020 (c)	—	(d)	—	(d)

Pool # 124510, ARM, 2.32%, 11/1/2021 (c)	1		1

Pool # 241828, ARM, 3.25%, 11/1/2023 (c)	5		5

Pool # 276617, ARM, 3.23%, 4/1/2024 (c)	7		7

Pool # 323269, ARM, 3.92%, 1/1/2025 (c)	94		93

Pool # 326092, ARM, 3.73%, 7/1/2025 (c)	—	(d)	—	(d)

Pool # 313555, ARM, 3.85%, 6/1/2026 (c)	1		1

Pool # 423291, ARM, 3.20%, 8/1/2026 (c)	42		42

Pool # 70179, ARM, 3.54%, 7/1/2027 (c)	5		5

Pool # 535984, ARM, 3.67%, 12/1/2028 (c)	15		15

Pool # 576757, ARM, 4.04%, 3/1/2029 (c)	17		17

Pool # 323798, ARM, 3.76%, 5/1/2029 (c)	3		3

Pool # 540206, ARM, 2.40%, 5/1/2030 (c)	24		23

Pool # 594577, ARM, 4.58%, 11/1/2030 (c)	31		32

Pool # 124945, ARM, 3.03%, 1/1/2031 (c)	1		1

Pool # 555563, ARM, 3.47%, 5/1/2033 (c)	92		93

Pool # 725111, ARM, 3.62%, 9/1/2033 (c)	34		35

Pool # 788301, ARM, 3.51%, 2/1/2034 (c)	60		61

Pool # 545182, ARM, 2.95%, 3/1/2038 (c)	6		6

FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	857		910

FNMA UMBS, 20 Year

Pool # 254911, 5.00%, 10/1/2023	583		637

Pool # MA1338, 3.00%, 2/1/2033	1,910		2,038

Pool # MA1401, 3.00%, 4/1/2033	743		790

Pool # MA1490, 3.00%, 7/1/2033	2,409		2,570

FNMA UMBS, 30 Year

Pool # 50748, 7.50%, 6/1/2023	—	(d)	—	(d)

Pool # 331955, 7.50%, 11/1/2024	10		10

Pool # 567874, 7.50%, 10/1/2030	26		26

Pool # 995724, 6.00%, 4/1/2039	306		361

Pool # AD0588, 5.00%, 12/1/2039	1,363		1,576

Pool # AD9721, 5.50%, 8/1/2040	467		526

Pool # BM3048, 4.00%, 10/1/2042	5,432		6,191

Pool # AS4592, 4.00%, 2/1/2045	7,693		8,441

Pool # BM5560, 4.00%, 1/1/2046	6,758		7,698

Pool # CA0411, 4.00%, 9/1/2047	6,384		7,276

Pool # CA2489, 4.50%, 10/1/2048	3,106		3,354

FNMA, 30 Year

Pool # 345876, 8.50%, 10/1/2024	2		2

Pool # 595470, 7.00%, 3/1/2027	6		6

Pool # 421016, 8.00%, 11/1/2027	2		2

FNMA, Other

Pool # 570566, 12.00%, 11/1/2030	48		51

Pool # BK7908, 4.00%, 11/1/2048	2,982		3,166

GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	482		504

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	259

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

GNMA I, 30 Year

Pool # 378315, 7.00%, 6/15/2024	4		4

Pool # 780029, 9.00%, 11/15/2024	—	(d)	—	(d)

Pool # 781090, 9.50%, 7/15/2025	3		3

Pool # 412336, 8.00%, 10/15/2027	5		6

GNMA II, 30 Year

Pool # 314478, 7.85%, 12/20/2021	2		2

Pool # 314483, 7.40%, 2/20/2022	3		3

Pool # 314500, 7.40%, 3/20/2022	5		5

Pool # 334396, 7.25%, 8/20/2022	6		7

Pool # 1429, 7.50%, 10/20/2023	2		2

Pool # 2036, 8.00%, 7/20/2025	6		7

Pool # 2270, 8.00%, 8/20/2026	10		11

Total Mortgage-Backed Securities (Cost $85,463)			88,376

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.7%

Investment Companies — 7.7%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (g) (h) (Cost $100,906)	100,889	100,970

Total Investments — 101.1% (Cost $1,315,072)		1,330,809
Liabilities in Excess of Other Assets — (1.1)%		(14,760)

Net Assets — 100.0%		1,316,049

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2020.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — 60.5%

FHLMC

Pool # 645242, ARM, 4.14%, 1/1/2030 (a)	5		5

Pool # 781087, ARM, 3.98%, 12/1/2033 (a)	63		64

Pool # 1B1665, ARM, 3.64%, 4/1/2034 (a)	33		33

Pool # 782979, ARM, 3.88%, 1/1/2035 (a)	68		72

Pool # 1B2844, ARM, 3.58%, 3/1/2035 (a)	38		39

Pool # 1Q0007, ARM, 3.07%, 12/1/2035 (a)	43		43

Pool # 972200, ARM, 3.77%, 3/1/2036 (a)	61		62

Pool # 1J1380, ARM, 4.28%, 3/1/2036 (a)	45		48

Pool # 1H2618, ARM, 3.23%, 5/1/2036 (a)	40		43

Pool # 1G2557, ARM, 3.51%, 6/1/2036 (a)	117		124

Pool # 1A1085, ARM, 2.95%, 8/1/2036 (a)	63		65

Pool # 1Q0105, ARM, 3.07%, 9/1/2036 (a)	42		44

Pool # 1A1096, ARM, 3.23%, 10/1/2036 (a)	118		123

Pool # 1N0249, ARM, 3.34%, 10/1/2036 (a)	18		18

Pool # 1B7163, ARM, 3.94%, 10/1/2036 (a)	3		3

Pool # 1J1348, ARM, 4.21%, 10/1/2036 (a)	112		113

Pool # 1G2671, ARM, 3.66%, 11/1/2036 (a)	62		63

Pool # 1Q0737, ARM, 3.66%, 11/1/2036 (a)	71		72

Pool # 782760, ARM, 3.72%, 11/1/2036 (a)	133		140

Pool # 1J1378, ARM, 3.76%, 11/1/2036 (a)	63		66

Pool # 1G1386, ARM, 3.91%, 12/1/2036 (a)	24		25

Pool # 1J1516, ARM, 3.70%, 2/1/2037 (a)	22		23

Pool # 1J0282, ARM, 3.88%, 2/1/2037 (a)	43		43

Pool # 1G1555, ARM, 4.09%, 2/1/2037 (a)	29		31

Pool # 1J1543, ARM, 4.36%, 2/1/2037 (a)	12		12

Pool # 1Q0739, ARM, 2.97%, 3/1/2037 (a)	116		122

Pool # 1Q0697, ARM, 3.01%, 5/1/2037 (a)	59		61

Pool # 1B3485, ARM, 2.66%, 7/1/2037 (a)	15		15

Pool # 1G2229, ARM, 3.86%, 9/1/2037 (a)	32		33

Pool # 1K0134, ARM, 3.60%, 10/1/2037 (a)	13		13

Pool # 1Q0722, ARM, 3.95%, 4/1/2038 (a)	43		46

Pool # 1Q0789, ARM, 3.83%, 5/1/2038 (a)	23		23

FHLMC Gold Pools, 15 Year

Pool # G13753, 5.50%, 2/1/2021	—	(b)	—	(b)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # G13073, 6.00%, 7/1/2021	1		1

Pool # G13012, 6.00%, 3/1/2022	—	(b)	—	(b)

Pool # G12825, 6.50%, 3/1/2022	4		4

Pool # G12978, 5.50%, 12/1/2022	47		49

FHLMC Gold Pools, 20 Year

Pool # C91042, 5.50%, 5/1/2027	275		304

Pool # C91158, 6.50%, 1/1/2028	180		198

Pool # C91180, 5.50%, 3/1/2028	87		97

Pool # D98938, 4.00%, 2/1/2032	608		652

FHLMC Gold Pools, 30 Year

Pool # D53146, 6.50%, 5/1/2024	1		1

Pool # C18115, 6.00%, 11/1/2028	1		1

Pool # C00701, 6.50%, 1/1/2029	25		28

Pool # G03029, 6.00%, 10/1/2029	47		52

Pool # C68485, 7.00%, 7/1/2032	19		22

Pool # G01448, 7.00%, 8/1/2032	35		41

Pool # C75791, 5.50%, 1/1/2033	86		99

Pool # C01735, 4.00%, 10/1/2033	60		64

Pool # A13625, 5.50%, 10/1/2033	271		319

Pool # A16253, 6.00%, 11/1/2033	28		32

Pool # A16843, 6.00%, 12/1/2033	65		74

Pool # A24712, 6.50%, 7/1/2034	53		60

Pool # A28796, 6.50%, 11/1/2034	101		120

Pool # A46417, 7.00%, 4/1/2035	253		309

Pool # A46987, 5.50%, 7/1/2035	505		592

Pool # A80290, 5.00%, 11/1/2035	595		686

Pool # G05713, 6.50%, 12/1/2035	497		572

Pool # A54679, 6.50%, 6/1/2036	34		40

Pool # C02637, 7.00%, 10/1/2036	148		174

Pool # C02660, 6.50%, 11/1/2036	88		102

Pool # G04077, 6.50%, 3/1/2038	150		175

Pool # G05190, 7.50%, 9/1/2038	24		29

Pool # C03466, 5.50%, 3/1/2040	144		166

Pool # A93511, 5.00%, 8/1/2040	1,375		1,585

Pool # G06493, 4.50%, 5/1/2041	1,893		2,117

Pool # G60039, 3.00%, 4/1/2043	6,344		6,837

Pool # G60105, 5.00%, 6/1/2044	2,701		3,101

Pool # Q37784, 3.50%, 12/1/2045	1,639		1,757

Pool # Q39412, 3.50%, 3/1/2046	1,487		1,598

Pool # Q40797, 3.50%, 5/1/2046	2,282		2,436

Pool # Q40922, 3.50%, 6/1/2046	1,157		1,237

Pool # Q42079, 3.50%, 7/1/2046	1,875		1,997

Pool # V84637, 4.00%, 9/1/2048	1,919		2,046

Pool # Q61709, 4.50%, 2/1/2049	3,830		4,139

Pool # Q62088, 4.50%, 2/1/2049	940		1,044

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	261

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

FHLMC Gold Pools, Other

Pool # G80208, Class 360, 10.50%, 7/20/2021	—	(b)	—	(b)

Pool # G20027, 10.00%, 10/1/2030	9		10

Pool # B90491, 7.50%, 1/1/2032	151		174

Pool # U80047, 4.00%, 9/1/2032	531		572

Pool # U80068, 3.50%, 10/1/2032	731		786

Pool # U80125, 3.50%, 1/1/2033	1,618		1,740

Pool # U80173, 3.50%, 1/1/2033	1,672		1,798

Pool # U80265, 3.50%, 4/1/2033	2,005		2,157

Pool # L10221, 6.00%, 1/1/2034	44		47

Pool # L10224, 6.00%, 12/1/2034	120		130

Pool # H00158, 6.00%, 4/1/2036	213		225

Pool # L10291, 6.50%, 11/1/2036	288		336

Pool # P51353, 6.50%, 11/1/2036	122		138

Pool # P50595, 6.50%, 12/1/2036	430		499

Pool # P51361, 6.50%, 12/1/2036	101		121

Pool # G20028, 7.50%, 12/1/2036	167		190

Pool # G80365, 6.50%, 10/17/2038	154		180

Pool # U90690, 3.50%, 6/1/2042	5,949		6,438

Pool # U90975, 4.00%, 6/1/2042	3,353		3,671

Pool # T65101, 4.00%, 10/1/2042	919		966

Pool # U90378, 4.00%, 11/1/2042	5,187		5,684

Pool # U90542, 4.00%, 12/1/2042	2,360		2,586

Pool # U91449, 4.00%, 5/1/2043	4,587		5,026

Pool # U99051, 3.50%, 6/1/2043	878		949

Pool # U99134, 4.00%, 1/1/2046	2,564		2,808

Pool # U69030, 4.50%, 1/1/2046	2,015		2,228

Pool # U69039, 4.00%, 2/1/2046	4,387		4,804

FHLMC UMBS, 30 Year

Pool # RA1617, 3.50%, 8/1/2049	5,560		5,863

Pool # RA1623, 4.00%, 9/1/2049	5,336		5,765

Pool # QA5403, 4.00%, 11/1/2049	1,182		1,294

Pool # QA5096, 4.00%, 12/1/2049	5,493		5,859

Pool # QA5982, 4.00%, 12/1/2049	1,068		1,170

Pool # RA2008, 4.00%, 1/1/2050	7,179		7,828

Pool # QA7351, 3.00%, 2/1/2050	658		697

Pool # RA2272, 3.50%, 2/1/2050	29,189		31,628

Pool # QA9332, 2.50%, 5/1/2050	8,306		8,745

Pool # QB0097, 4.00%, 5/1/2050	919		1,006

FNMA

Pool # 54844, ARM, 2.52%, 9/1/2027 (a)	3		3

Pool # 303532, ARM, 4.00%, 3/1/2029 (a)	8		8

Pool # 555258, ARM, 2.28%, 1/1/2033 (a)	64		65

Pool # 722421, ARM, 2.29%, 7/1/2033 (a)	18		18

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 686040, ARM, 2.63%, 7/1/2033 (a)	90	91

Pool # 746299, ARM, 2.95%, 9/1/2033 (a)	59	62

Pool # 743546, ARM, 3.49%, 11/1/2033 (a)	143	144

Pool # 749923, ARM, 3.90%, 11/1/2033 (a)	4	4

Pool # 766610, ARM, 3.71%, 1/1/2034 (a)	42	43

Pool # 735648, ARM, 3.71%, 2/1/2034 (a)	49	49

Pool # 770377, ARM, 3.11%, 4/1/2034 (a)	44	44

Pool # 751531, ARM, 2.71%, 5/1/2034 (a)	58	58

Pool # 778908, ARM, 2.55%, 6/1/2034 (a)	40	40

Pool # 800422, ARM, 2.07%, 8/1/2034 (a)	254	257

Pool # 793062, ARM, 2.42%, 8/1/2034 (a)	49	50

Pool # 735332, ARM, 3.51%, 8/1/2034 (a)	71	74

Pool # 790964, ARM, 2.27%, 9/1/2034 (a)	15	15

Pool # 735740, ARM, 2.79%, 10/1/2034 (a)	72	72

Pool # 896463, ARM, 3.13%, 10/1/2034 (a)	134	142

Pool # 803599, ARM, 3.47%, 10/1/2034 (a)	89	89

Pool # 803594, ARM, 3.48%, 10/1/2034 (a)	49	50

Pool # 794797, ARM, 3.49%, 10/1/2034 (a)	63	65

Pool # 810896, ARM, 2.57%, 1/1/2035 (a)	535	553

Pool # 816594, ARM, 2.00%, 2/1/2035 (a)	20	21

Pool # 745862, ARM, 3.07%, 4/1/2035 (a)	99	101

Pool # 735539, ARM, 3.67%, 4/1/2035 (a)	208	219

Pool # 821378, ARM, 2.14%, 5/1/2035 (a)	84	85

Pool # 823660, ARM, 2.88%, 5/1/2035 (a)	48	48

Pool # 821179, ARM, 3.39%, 5/1/2035 (a)	15	15

Pool # 745766, ARM, 3.32%, 6/1/2035 (a)	46	47

Pool # 832801, ARM, 2.91%, 9/1/2035 (a)	48	49

Pool # 849251, ARM, 3.15%, 1/1/2036 (a)	56	58

Pool # 920843, ARM, 3.65%, 3/1/2036 (a)	855	917

Pool # 872825, ARM, 2.81%, 6/1/2036 (a)	131	138

Pool # 892868, ARM, 2.52%, 7/1/2036 (a)	58	59

Pool # 886558, ARM, 2.49%, 8/1/2036 (a)	48	51

Pool # 920547, ARM, 3.35%, 9/1/2036 (a)	133	139

Pool # 894239, ARM, 3.15%, 10/1/2036 (a)	47	47

Pool # 900191, ARM, 4.04%, 10/1/2036 (a)	60	61

Pool # 902818, ARM, 3.75%, 11/1/2036 (a)	13	13

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 902955, ARM, 3.86%, 12/1/2036 (a)	37		38

Pool # 905189, ARM, 3.94%, 12/1/2036 (a)	22		22

Pool # 995919, ARM, 2.77%, 7/1/2037 (a)	136		142

Pool # 938346, ARM, 2.92%, 7/1/2037 (a)	27		27

Pool # AD0085, ARM, 2.39%, 11/1/2037 (a)	75		78

Pool # AD0179, ARM, 3.67%, 12/1/2037 (a)	62		66

Pool # 966946, ARM, 3.79%, 1/1/2038 (a)	17		17

FNMA UMBS, 15 Year

Pool # 995886, 6.00%, 4/1/2021	—	(b)	—	(b)

Pool # 938569, 6.00%, 7/1/2021	—	(b)	—	(b)

Pool # AD0142, 6.00%, 8/1/2021	2		2

Pool # 888834, 6.50%, 4/1/2022	5		5

Pool # 995428, 5.50%, 11/1/2023	13		13

Pool # 995456, 6.50%, 2/1/2024	58		61

Pool # AD0133, 5.00%, 8/1/2024	51		54

Pool # AX7598, 3.00%, 1/1/2030	2,635		2,802

FNMA UMBS, 20 Year

Pool # 254002, 7.50%, 9/1/2021	1		1

Pool # 254305, 6.50%, 5/1/2022	16		17

Pool # 555791, 6.50%, 12/1/2022	20		22

Pool # 889889, 6.50%, 7/1/2024	16		18

Pool # 257055, 6.50%, 12/1/2027	93		105

Pool # AE0049, 6.00%, 9/1/2029	89		99

Pool # MA0602, 3.50%, 12/1/2030	1,023		1,083

Pool # AP3582, 3.50%, 8/1/2032	1,519		1,642

Pool # AL6238, 4.00%, 1/1/2035	1,727		1,918

FNMA UMBS, 30 Year

Pool # 689977, 8.00%, 3/1/2027	26		28

Pool # 695533, 8.00%, 6/1/2027	13		14

Pool # 756020, 8.50%, 12/1/2027	12		12

Pool # 527285, 7.00%, 11/1/2028	7		8

Pool # 755973, 8.00%, 11/1/2028	96		111

Pool # 455759, 6.00%, 12/1/2028	19		21

Pool # 776702, 4.50%, 5/1/2029	14		15

Pool # 889020, 6.50%, 11/1/2029	109		123

Pool # 567036, 8.50%, 2/1/2030	30		31

Pool # 598559, 6.50%, 8/1/2031	31		38

Pool # 613000, 7.00%, 11/1/2031	26		26

Pool # 610591, 7.00%, 1/1/2032	50		58

Pool # 788150, 6.00%, 3/1/2032	23		26

Pool # 649734, 7.00%, 6/1/2032	30		32

Pool # 668825, 7.00%, 8/1/2032	9		9

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 682078, 5.50%, 11/1/2032	220	258

Pool # 668562, 6.00%, 12/1/2032	43	49

Pool # 675555, 6.00%, 12/1/2032	23	26

Pool # AL0045, 6.00%, 12/1/2032	237	278

Pool # 357363, 5.50%, 3/1/2033	352	413

Pool # 674349, 6.00%, 3/1/2033	16	18

Pool # 688625, 6.00%, 3/1/2033	28	32

Pool # 688655, 6.00%, 3/1/2033	19	21

Pool # 695584, 6.00%, 3/1/2033	8	9

Pool # 702901, 6.00%, 5/1/2033	213	251

Pool # 695403, 5.00%, 6/1/2033	138	158

Pool # 995656, 7.00%, 6/1/2033	186	221

Pool # 723852, 5.00%, 7/1/2033	61	70

Pool # 729296, 5.00%, 7/1/2033	154	175

Pool # 726912, 4.00%, 8/1/2033	7	8

Pool # 753696, 4.00%, 8/1/2033	25	27

Pool # 729379, 6.00%, 8/1/2033	27	30

Pool # 726914, 6.50%, 8/1/2033	13	15

Pool # 737825, 6.00%, 9/1/2033	39	45

Pool # AA7943, 4.00%, 10/1/2033	401	450

Pool # 750977, 4.50%, 11/1/2033	41	46

Pool # 725017, 5.50%, 12/1/2033	330	388

Pool # 759424, 5.50%, 1/1/2034	75	88

Pool # 751182, 5.50%, 3/1/2034	62	73

Pool # 751341, 5.50%, 3/1/2034	19	22

Pool # 767378, 5.50%, 3/1/2034	37	42

Pool # 776565, 4.00%, 4/1/2034	368	397

Pool # AC1317, 4.50%, 9/1/2034	294	322

Pool # 820347, 5.00%, 9/1/2035	60	69

Pool # 745281, 6.00%, 1/1/2036	46	54

Pool # 888417, 6.50%, 1/1/2036	95	108

Pool # 833629, 7.00%, 3/1/2036	29	33

Pool # 893268, 6.50%, 8/1/2036	69	77

Pool # 833657, 7.50%, 8/1/2036	18	21

Pool # AA0922, 6.00%, 9/1/2036	255	302

Pool # 878225, 6.50%, 10/1/2036	107	126

Pool # 985683, 8.00%, 10/1/2036	93	112

Pool # 888476, 7.50%, 5/1/2037	57	73

Pool # 945870, 6.50%, 8/1/2037	61	70

Pool # 946338, 7.00%, 9/1/2037	43	51

Pool # 888707, 7.50%, 10/1/2037	126	152

Pool # 889883, 6.50%, 3/1/2038	108	123

Pool # AC9081, 6.50%, 9/1/2038	167	204

Pool # 909236, 7.00%, 9/1/2038	358	446

Pool # 934591, 7.00%, 10/1/2038	64	81

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	263

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AB2869, 6.00%, 11/1/2038	285	337

Pool # 995504, 7.50%, 11/1/2038	43	52

Pool # 257510, 7.00%, 12/1/2038	168	199

Pool # AD0753, 7.00%, 1/1/2039	304	364

Pool # 890661, 7.00%, 2/1/2039	1,509	1,782

Pool # AD0780, 7.50%, 4/1/2039	646	863

Pool # AD6377, 5.50%, 5/1/2040	170	197

Pool # AD4951, 5.00%, 7/1/2040	2,520	2,894

Pool # BM5364, 4.00%, 4/1/2042	2,877	3,184

Pool # AL6839, 5.00%, 4/1/2042	1,629	1,855

Pool # AR8128, 3.50%, 3/1/2043	1,785	1,937

Pool # AL8256, 3.00%, 8/1/2043	3,829	4,211

Pool # AZ8089, 4.00%, 7/1/2045	1,451	1,569

Pool # BA2343, 4.00%, 9/1/2045	3,857	4,200

Pool # BC9441, 3.50%, 4/1/2046	532	575

Pool # BC6982, 4.00%, 4/1/2046	3,104	3,384

Pool # BD0299, 3.50%, 5/1/2046	642	687

Pool # BC1249, 3.50%, 6/1/2046	644	686

Pool # BD1243, 3.50%, 6/1/2046	711	758

Pool # BD3066, 3.50%, 7/1/2046	2,122	2,273

Pool # BD3088, 3.50%, 7/1/2046	630	671

Pool # BD5248, 3.50%, 8/1/2046	3,091	3,324

Pool # BD7764, 3.50%, 9/1/2046	1,897	2,033

Pool # BE5870, 3.50%, 1/1/2047	4,772	5,154

Pool # BH4665, 4.00%, 6/1/2047	6,442	7,059

Pool # BH7626, 4.00%, 8/1/2047	2,660	2,858

Pool # BM3500, 4.00%, 9/1/2047	3,730	4,163

Pool # BH7663, 4.00%, 10/1/2047	5,183	5,615

Pool # BJ1778, 4.50%, 10/1/2047	1,464	1,601

Pool # BM3044, 4.00%, 11/1/2047	4,234	4,658

Pool # BE8351, 4.00%, 2/1/2048	2,243	2,399

Pool # BM3455, 4.50%, 2/1/2048	3,440	3,862

Pool # BK7006, 4.50%, 6/1/2048	1,477	1,606

Pool # BD9084, 4.50%, 7/1/2048	2,114	2,374

Pool # BK9303, 4.00%, 8/1/2048	6,617	7,191

Pool # CA4662, 3.50%, 9/1/2048	3,611	3,952

Pool # 890863, 5.00%, 9/1/2048	4,179	4,733

Pool # BN1829, 4.50%, 10/1/2048	3,630	3,969

Pool # BN4960, 5.00%, 12/1/2048	1,861	2,041

Pool # BM5430, 5.00%, 1/1/2049	5,007	5,677

Pool # BN5013, 5.00%, 1/1/2049	4,167	4,725

Pool # BN6788, 4.50%, 2/1/2049	1,559	1,685

Pool # BK0317, 4.00%, 3/1/2049	3,127	3,349

Pool # BO0719, 5.00%, 6/1/2049	1,863	2,116

Pool # BO0721, 5.00%, 6/1/2049	3,641	4,110

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BO0722, 5.00%, 6/1/2049	2,760	3,108

Pool # BO4280, 4.00%, 7/1/2049	6,734	7,297

Pool # BN8529, 4.50%, 7/1/2049	992	1,091

Pool # BO3436, 4.50%, 7/1/2049	4,433	4,938

Pool # BO0718, 5.00%, 7/1/2049	2,243	2,556

Pool # BO0720, 5.00%, 7/1/2049	2,943	3,335

Pool # BO2496, 5.00%, 7/1/2049	3,679	4,207

Pool # BO2497, 5.00%, 7/1/2049	4,233	4,834

Pool # BO2498, 5.00%, 7/1/2049	5,042	5,729

Pool # BO2499, 5.00%, 7/1/2049	1,439	1,633

Pool # BO3408, 5.00%, 7/1/2049	1,397	1,530

Pool # BO3749, 4.00%, 8/1/2049	2,569	2,814

Pool # BO3999, 4.00%, 8/1/2049	3,460	3,694

Pool # BO1036, 4.50%, 8/1/2049	1,057	1,141

Pool # BO2495, 5.00%, 8/1/2049	3,693	4,232

Pool # BK8769, 3.50%, 10/1/2049	5,510	5,813

Pool # CA4363, 4.00%, 10/1/2049	5,940	6,351

Pool # BO2888, 4.00%, 11/1/2049	3,790	4,061

Pool # BO4387, 4.00%, 11/1/2049	3,493	3,757

Pool # BP1125, 4.00%, 12/1/2049	1,109	1,209

Pool # FM2526, 4.00%, 12/1/2049	6,436	7,017

Pool # BP1128, 4.00%, 1/1/2050	1,504	1,626

Pool # BP1132, 4.00%, 1/1/2050	1,727	1,916

Pool # BP1141, 4.00%, 1/1/2050	960	1,029

Pool # BP1847, 4.50%, 1/1/2050	1,993	2,237

Pool # BP6363, 3.00%, 4/1/2050	8,958	9,476

Pool # BP5296, 3.50%, 4/1/2050	5,794	6,340

Pool # BP5302, 4.00%, 4/1/2050	4,380	4,688

Pool # BP7684, 2.50%, 5/1/2050	5,308	5,590

Pool # BP7685, 2.50%, 5/1/2050	5,916	6,259

Pool # BP8335, 2.50%, 5/1/2050	6,925	7,415

Pool # BP8337, 3.00%, 5/1/2050	5,164	5,589

Pool # CA5729, 3.00%, 5/1/2050	15,132	15,981

Pool # BO4404, 2.50%, 6/1/2050	5,885	6,219

Pool # BP4091, 2.50%, 6/1/2050	7,927	8,364

Pool # BP8336, 2.50%, 6/1/2050	10,036	10,568

Pool # BP8338, 3.00%, 6/1/2050	6,121	6,625

Pool # BK2693, 3.50%, 6/1/2050	2,441	2,605

Pool # BP9337, 3.50%, 6/1/2050	5,585	6,119

Pool # BP9950, 3.50%, 6/1/2050	5,451	5,747

Pool # BO4410, 3.00%, 8/1/2050	6,500	6,934

Pool # BQ1646, 3.00%, 8/1/2050	5,300	5,724

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	15	16

Pool # 252155, 7.00%, 10/1/2028	29	32

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 252334, 6.50%, 2/1/2029	87		96

Pool # 252409, 6.50%, 3/1/2029	85		95

Pool # 253275, 8.50%, 3/1/2030	1		1

Pool # 535442, 8.50%, 6/1/2030	2		2

Pool # 653815, 7.00%, 2/1/2033	19		20

Pool # 752786, 6.00%, 9/1/2033	39		43

Pool # 954255, 6.50%, 8/1/2037	673		773

Pool # 931717, 6.50%, 8/1/2039	311		355

Pool # CA3030, 4.50%, 1/1/2049	9,961		11,138

Pool # CA4047, 4.00%, 8/1/2049	11,338		12,245

Pool # CA4520, 3.50%, 11/1/2049	7,169		7,745

FNMA, Other

Pool # FN0022, 3.57%, 12/1/2020 (a)	217		217

Pool # 466689, 3.59%, 12/1/2020	655		655

Pool # FN0003, 4.30%, 1/1/2021 (a)	237		237

Pool # 467278, 4.35%, 2/1/2021	1,760		1,760

Pool # 468243, 3.97%, 6/1/2021	2,166		2,189

Pool # 468237, 4.02%, 6/1/2021	3,000		3,033

Pool # 468066, 4.30%, 6/1/2021	1,333		1,360

Pool # 468102, 4.34%, 6/1/2021	9,000		9,103

Pool # 458063, 9.16%, 6/15/2021	—	(b)	—	(b)

Pool # 468614, 3.86%, 7/1/2021	2,106		2,133

Pool # 468667, 3.94%, 7/1/2021	4,000		4,086

Pool # 468665, 3.97%, 7/1/2021	3,003		3,043

Pool # 468564, 4.06%, 7/1/2021	2,807		2,845

Pool # 468128, 4.33%, 7/1/2021	1,134		1,150

Pool # 468699, 4.05%, 8/1/2021	2,751		2,796

Pool # AM6602, 2.63%, 9/1/2021	600		607

Pool # AM7314, 2.63%, 11/1/2021	2,000		2,038

Pool # 469552, 3.43%, 11/1/2021	2,212		2,256

Pool # 469873, 3.03%, 12/1/2021	6,841		6,972

Pool # 470324, 3.03%, 1/1/2022	3,825		3,905

Pool # 470302, 3.13%, 1/1/2022	1,670		1,707

Pool # 470350, 3.24%, 1/1/2022	4,434		4,536

Pool # 470546, 2.99%, 2/1/2022	2,000		2,045

Pool # 470622, 2.75%, 3/1/2022	763		784

Pool # 923803, 5.00%, 4/1/2022	4		4

Pool # 471177, 2.94%, 5/1/2022	3,371		3,465

Pool # 471199, 3.00%, 5/1/2022	2,709		2,786

Pool # 471151, 3.02%, 5/1/2022	4,280		4,403

Pool # 471313, 3.08%, 5/1/2022	2,112		2,174

Pool # 471599, 2.60%, 6/1/2022	4,512		4,628

Pool # 471747, 2.76%, 6/1/2022	6,850		6,970

Pool # 471674, 2.79%, 6/1/2022	1,869		1,921

Pool # 471735, 2.79%, 6/1/2022	2,251		2,315

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 471256, 2.98%, 6/1/2022	3,000	3,092

Pool # 471839, 2.67%, 7/1/2022	4,998	5,140

Pool # 471947, 2.75%, 7/1/2022	1,593	1,640

Pool # 471828, 2.65%, 8/1/2022	8,320	8,573

Pool # 471871, 2.86%, 8/1/2022	3,816	3,941

Pool # 471901, 2.90%, 9/1/2022	2,700	2,793

Pool # AM0903, 2.53%, 10/1/2022	3,728	3,843

Pool # AM0904, 2.53%, 10/1/2022	4,695	4,840

Pool # AM1196, 2.37%, 11/1/2022	3,921	4,038

Pool # AM0585, 2.38%, 11/1/2022	1,711	1,762

Pool # AM1619, 2.34%, 12/1/2022	4,135	4,262

Pool # AM0811, 2.42%, 12/1/2022	2,983	3,079

Pool # AM1835, 2.53%, 12/1/2022	2,000	2,070

Pool # AM2111, 2.34%, 1/1/2023	3,171	3,273

Pool # AM2859, 2.65%, 3/1/2023	2,000	2,087

Pool # AM3069, 2.64%, 4/1/2023	1,760	1,840

Pool # AM3563, 2.51%, 6/1/2023	855	893

Pool # AM3990, 3.74%, 7/1/2023	942	1,011

Pool # AM4066, 3.59%, 8/1/2023	3,000	3,227

Pool # AM4044, 3.49%, 9/1/2023	6,012	6,451

Pool # AM4716, 3.38%, 12/1/2023	1,435	1,555

Pool # AM7024, 2.90%, 12/1/2024	1,000	1,085

Pool # AM7589, 2.95%, 12/1/2024	1,909	2,069

Pool # AM7290, 2.97%, 12/1/2024	1,152	1,252

Pool # AM7576, 3.04%, 12/1/2024	1,979	2,157

Pool # AM7124, 3.11%, 12/1/2024	3,956	4,324

Pool # AM7682, 2.84%, 1/1/2025	1,652	1,789

Pool # AM7571, 2.89%, 1/1/2025	1,510	1,640

Pool # AN0029, 3.10%, 9/1/2025	2,327	2,576

Pool # AN0287, 2.95%, 11/1/2025	4,500	4,960

Pool # AM4660, 3.77%, 12/1/2025	4,869	5,497

Pool # AM6381, 3.29%, 8/1/2026	5,000	5,611

Pool # 468574, 4.55%, 8/1/2026	2,622	2,981

Pool # 468573, 4.76%, 8/1/2026	2,566	2,974

Pool # AM6808, 3.24%, 10/1/2026	1,969	2,208

Pool # AM7321, 3.12%, 11/1/2026	954	1,070

Pool # 469615, 4.08%, 11/1/2026	9,766	11,178

Pool # AM7118, 3.14%, 12/1/2026	1,787	1,998

Pool # AN4571, 3.07%, 2/1/2027	1,734	1,942

Pool # AN4363, 3.25%, 2/1/2027	4,217	4,745

Pool # AN4917, 3.13%, 3/1/2027	4,100	4,627

Pool # AM8529, 3.03%, 4/1/2027	995	1,119

Pool # BL1958, 3.42%, 4/1/2027	3,278	3,711

Pool # 470893, 3.46%, 4/1/2027	2,117	2,374

Pool # AM8745, 2.81%, 5/1/2027	1,660	1,841

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	265

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM8595, 2.83%, 5/1/2027	4,000	4,457

Pool # AM8987, 2.79%, 6/1/2027	905	1,001

Pool # AM9169, 3.08%, 6/1/2027	2,327	2,620

Pool # AN6318, 3.18%, 8/1/2027	3,000	3,306

Pool # AM0414, 2.87%, 9/1/2027	1,300	1,457

Pool # 109421, 3.75%, 9/1/2028	1,953	2,273

Pool # AN9248, 3.81%, 9/1/2028	5,250	5,546

Pool # BL0920, 3.82%, 9/1/2028	2,488	2,919

Pool # AN3828, 2.67%, 12/1/2028	3,622	4,035

Pool # BL0819, 3.95%, 12/1/2028	5,075	6,014

Pool # AN4154, 3.17%, 1/1/2029	6,060	6,995

Pool # AN4349, 3.35%, 1/1/2029	2,970	3,458

Pool # BL1430, 3.85%, 1/1/2029	3,000	3,558

Pool # AN5989, 3.21%, 7/1/2029	2,996	3,395

Pool # AM7013, 3.39%, 12/1/2029	1,410	1,612

Pool # AN7947, 3.16%, 1/1/2030	2,000	2,306

Pool # AN8154, 3.17%, 2/1/2030	6,375	7,347

Pool # AN8514, 3.27%, 2/1/2030	1,985	2,302

Pool # AM7516, 3.55%, 2/1/2030	2,000	2,306

Pool # AN6878, 3.11%, 4/1/2030	917	1,049

Pool # AM9014, 3.20%, 6/1/2030	1,472	1,681

Pool # AM9755, 3.32%, 8/1/2030	2,348	2,746

Pool # AM9676, 3.37%, 9/1/2030	1,381	1,592

Pool # AM9218, 3.39%, 9/1/2030	2,469	2,829

Pool # AN0099, 3.28%, 11/1/2030	7,010	8,073

Pool # 467096, 4.97%, 2/1/2031	2,977	3,548

Pool # AN1676, 2.99%, 5/1/2031	3,850	4,373

Pool # AI2479, 5.00%, 5/1/2031	388	427

Pool # AN4187, 3.49%, 1/1/2032	1,982	2,310

Pool # AN6123, 3.06%, 8/1/2032	800	903

Pool # AN6651, 2.94%, 10/1/2032	664	751

Pool # AD8548, 5.50%, 1/1/2033	168	183

Pool # AR7484, 3.50%, 2/1/2033	1,485	1,596

Pool # AT7117, 3.50%, 6/1/2033	1,777	1,911

Pool # 754922, 5.50%, 9/1/2033	66	76

Pool # 762520, 4.00%, 11/1/2033	296	320

Pool # BL1425, 4.06%, 1/1/2034	2,906	3,446

Pool # AM9188, 3.12%, 6/1/2035	2,000	2,326

Pool # 847108, 6.50%, 10/1/2035	75	86

Pool # 881628, 5.00%, 1/1/2036	23	25

Pool # 256128, 6.00%, 2/1/2036	21	24

Pool # 868763, 6.50%, 4/1/2036	7	7

Pool # 872740, 6.50%, 6/1/2036	60	70

Pool # 907742, 7.00%, 12/1/2036	36	41

Pool # 256651, 6.00%, 3/1/2037	27	31

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 888408, 6.00%, 3/1/2037	97		112

Pool # 888373, 7.00%, 3/1/2037	49		54

Pool # 888796, 6.00%, 9/1/2037	129		145

Pool # 888698, 7.00%, 10/1/2037	153		176

Pool # 953501, 7.00%, 11/1/2037	141		162

Pool # 257172, 5.50%, 4/1/2038	33		38

Pool # AD0810, 6.00%, 11/1/2039	1		1

Pool # AB1830, 3.50%, 11/1/2040	757		808

Pool # AL2606, 4.00%, 3/1/2042	450		471

Pool # AO6757, 4.00%, 6/1/2042	2,042		2,237

Pool # AO7225, 4.00%, 7/1/2042	1,480		1,622

Pool # AO9352, 4.00%, 7/1/2042	838		919

Pool # AO9353, 4.00%, 7/1/2042	802		878

Pool # AP0838, 4.00%, 7/1/2042	7,456		8,164

Pool # MA1125, 4.00%, 7/1/2042	601		655

Pool # MA1177, 3.50%, 9/1/2042	765		828

Pool # MA1178, 4.00%, 9/1/2042	1,675		1,832

Pool # MA1213, 3.50%, 10/1/2042	3,707		4,012

Pool # AR1397, 3.00%, 1/1/2043	1,508		1,613

Pool # AB8517, 3.00%, 2/1/2043	809		865

Pool # MA1373, 3.50%, 3/1/2043	3,661		3,963

Pool # MA1437, 3.50%, 5/1/2043	1,130		1,224

Pool # MA1442, 4.00%, 5/1/2043	2,937		3,216

Pool # MA1463, 3.50%, 6/1/2043	1,847		1,999

Pool # MA1552, 3.00%, 8/1/2043	1,041		1,114

Pool # MA1582, 3.50%, 9/1/2043	242		262

Pool # MA2434, 3.50%, 9/1/2045	1,275		1,375

Pool # MA2493, 3.50%, 12/1/2045	273		294

Pool # BC1157, 3.50%, 1/1/2046	1,065		1,149

Pool # MA2545, 3.50%, 2/1/2046	545		587

Pool # BC4832, 3.50%, 3/1/2046	669		722

Pool # AS6970, 3.50%, 4/1/2046	3,992		4,307

Pool # BC8400, 3.50%, 5/1/2046	884		954

Pool # AS7424, 3.50%, 6/1/2046	1,753		1,892

Pool # MA2658, 3.50%, 6/1/2046	5,721		6,172

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.50%, 9/25/2050 (c)	27,026		28,446

TBA, 2.00%, 10/25/2050 (c)	89,835		92,426

TBA, 2.50%, 10/25/2050 (c)	17,974		18,884

GNMA I, 30 Year

Pool # 608665, 6.50%, 8/15/2022	49		50

Pool # 313110, 7.50%, 11/15/2022	—	(b)	—	(b)

Pool # 554105, 6.50%, 3/15/2023	15		15

Pool # 345288, 7.50%, 3/15/2023	2		2

Pool # 623185, 7.00%, 8/15/2023	8		8

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 628407, 6.50%, 11/15/2023	14	15

Pool # 782507, 9.50%, 10/15/2024	2	2

Pool # 441957, 6.38%, 8/15/2026	36	40

Pool # 780653, 6.50%, 10/15/2027	298	333

Pool # 450038, 7.50%, 7/15/2028	5	5

Pool # 486537, 7.50%, 9/15/2028	4	4

Pool # 486631, 6.50%, 10/15/2028	2	2

Pool # 556255, 6.50%, 10/15/2031	34	38

Pool # 569568, 6.50%, 1/15/2032	205	239

Pool # 611453, 7.00%, 4/15/2032	10	11

Pool # 569423, 7.00%, 5/15/2032	49	55

Pool # 591882, 6.50%, 7/15/2032	20	22

Pool # 552665, 7.00%, 7/15/2032	52	60

Pool # 782032, 7.00%, 10/15/2032	118	140

Pool # 591420, 7.50%, 1/15/2033	19	19

Pool # 607645, 6.50%, 2/15/2033	18	20

Pool # 604168, 6.50%, 4/15/2033	36	39

Pool # 615786, 7.00%, 5/15/2033	19	20

Pool # 781614, 7.00%, 6/15/2033	45	55

Pool # 638733, 7.00%, 3/15/2037	161	177

Pool # AT7652, 4.00%, 8/15/2046	2,133	2,279

Pool # 784450, 4.00%, 2/15/2048	8,712	9,217

Pool # BI6468, 5.00%, 12/15/2048	6,021	6,868

Pool # BM1750, 5.00%, 4/15/2049	3,907	4,432

Pool # BM4206, 5.00%, 4/15/2049	1,960	2,212

Pool # BM4207, 5.00%, 4/15/2049	1,177	1,327

Pool # BM4208, 5.00%, 4/15/2049	4,773	5,379

Pool # BM1957, 5.00%, 5/15/2049	5,980	6,815

Pool # BN4051, 5.00%, 6/15/2049	4,183	4,719

Pool # BN4052, 5.00%, 6/15/2049	5,784	6,521

Pool # BN4053, 5.00%, 6/15/2049	6,907	7,788

Pool # BM9691, 4.50%, 7/15/2049	10,961	12,047

Pool # BM2141, 5.00%, 7/15/2049	4,455	5,071

Pool # BM2163, 5.00%, 7/15/2049	6,839	7,751

Pool # BM2281, 5.00%, 7/15/2049	5,648	6,435

Pool # BM2305, 5.00%, 8/15/2049	4,459	5,055

Pool # BV2390, 3.50%, 7/15/2050	2,199	2,366

Pool # BW7021, 3.50%, 8/15/2050	4,293	4,520

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	2	2

Pool # 2006, 8.50%, 5/20/2025	3	3

Pool # 2234, 8.00%, 6/20/2026	1	2

Pool # 2270, 8.00%, 8/20/2026	2	2

Pool # 2324, 8.00%, 11/20/2026	1	1

Pool # 2499, 8.00%, 10/20/2027	3	4

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 2549, 7.50%, 2/20/2028	1	1

Pool # 2646, 7.50%, 9/20/2028	4	4

Pool # 737076, 6.50%, 10/20/2033	188	213

Pool # 616732, 6.50%, 9/20/2034	128	139

Pool # 748766, 6.50%, 1/20/2039	43	45

Pool # 752496, 6.50%, 1/20/2039	153	183

Pool # 783389, 6.00%, 8/20/2039	847	967

Pool # 783444, 5.50%, 9/20/2039	172	198

Pool # 742853, 3.88%, 4/20/2040	2,450	2,677

Pool # 742810, 3.88%, 6/20/2040	1,907	2,075

Pool # 742801, 3.88%, 8/20/2040	797	869

Pool # 742876, 3.25%, 11/20/2040	1,499	1,632

Pool # 742878, 3.88%, 11/20/2040	6,154	6,725

Pool # 742883, 3.25%, 2/20/2041	3,042	3,309

Pool # 742885, 3.75%, 2/20/2041	477	517

Pool # 742884, 3.88%, 2/20/2041	3,615	3,930

Pool # 751810, 3.50%, 3/20/2041	1,006	1,092

Pool # AE8053, 4.00%, 12/20/2043	1,873	2,044

Pool # AJ9020, 4.50%, 10/20/2044	297	317

Pool # 783967, 4.25%, 12/20/2044	1,897	2,069

Pool # AK8803, 4.00%, 3/20/2046	1,606	1,786

Pool # AS8110, 3.75%, 8/20/2046	2,489	2,686

Pool # AY2378, 3.25%, 2/20/2047	349	370

Pool # AY2381, 4.25%, 7/20/2047	1,310	1,457

Pool # AY2388, 4.25%, 9/20/2047	3,645	4,056

Pool # AY2392, 4.25%, 11/20/2047	4,242	4,719

Pool # BB8795, 4.00%, 1/20/2048	6,122	6,815

Pool # AY2395, 4.25%, 1/20/2048	3,526	3,921

Pool # AY2404, 4.25%, 5/20/2048	5,139	5,716

Pool # BG6360, 5.00%, 5/20/2048	4,562	5,139

Pool # BF2645, 5.50%, 5/20/2048	1,689	1,922

Pool # AY2405, 4.25%, 6/20/2048	6,133	6,824

Pool # BD0531, 5.00%, 6/20/2048	2,541	2,795

Pool # BD0532, 5.00%, 6/20/2048	2,080	2,263

Pool # BF2971, 5.00%, 6/20/2048	2,660	2,970

Pool # AY2407, 4.25%, 7/20/2048	2,409	2,679

Pool # AY2408, 4.50%, 7/20/2048	1,518	1,707

Pool # BG7397, 4.50%, 7/20/2048	1,687	1,870

Pool # BF3017, 5.00%, 7/20/2048	1,516	1,671

Pool # AY2409, 4.25%, 8/20/2048	1,941	2,158

Pool # AY2410, 4.50%, 8/20/2048	1,264	1,420

Pool # BD0550, 5.00%, 8/20/2048	3,694	4,054

Pool # BG7389, 5.00%, 8/20/2048	1,956	2,191

Pool # BG7391, 5.00%, 8/20/2048	2,523	2,803

Pool # AY2412, 4.50%, 9/20/2048	6,018	6,763

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	267

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 784626, 4.50%, 10/20/2048	3,178	3,439

Pool # BI4488, 4.50%, 11/20/2048	2,406	2,628

Pool # BK2584, 5.00%, 11/20/2048	1,178	1,308

Pool # BK2585, 5.00%, 11/20/2048	3,386	3,772

Pool # BK2586, 5.00%, 11/20/2048	3,191	3,514

Pool # BI6431, 4.50%, 12/20/2048	3,510	3,901

Pool # BI6669, 4.50%, 12/20/2048	2,941	3,237

Pool # BH3133, 5.00%, 12/20/2048	5,295	5,962

Pool # BJ7083, 5.00%, 12/20/2048	1,437	1,605

Pool # BJ7084, 5.00%, 12/20/2048	4,120	4,587

Pool # BK7169, 5.00%, 12/20/2048	3,453	3,805

Pool # BJ1334, 5.00%, 1/20/2049	5,416	6,086

Pool # BJ9637, 5.00%, 1/20/2049	1,735	1,948

Pool # BJ9641, 5.00%, 1/20/2049	2,961	3,352

Pool # BJ9642, 5.00%, 1/20/2049	1,956	2,206

Pool # BJ9824, 4.50%, 2/20/2049	2,531	2,845

Pool # BJ9825, 4.50%, 2/20/2049	1,459	1,638

Pool # BK7188, 4.50%, 2/20/2049	4,527	4,955

Pool # BJ9630, 5.00%, 2/20/2049	1,349	1,510

Pool # BJ9633, 5.00%, 2/20/2049	1,940	2,177

Pool # BK7189, 5.00%, 2/20/2049	4,124	4,551

Pool # BK7198, 4.50%, 3/20/2049	3,410	3,691

Pool # BL6765, 5.50%, 5/20/2049	6,849	7,673

Pool # BN0907, 4.50%, 6/20/2049	1,284	1,401

Pool # BN1498, 5.00%, 6/20/2049	3,311	3,674

Pool # BN1499, 5.00%, 6/20/2049	5,901	6,523

Pool # BN1500, 5.50%, 6/20/2049	1,641	1,879

Pool # BN2627, 4.00%, 7/20/2049	3,420	3,784

Pool # BN2628, 4.00%, 7/20/2049	4,459	4,919

Pool # BO0521, 4.00%, 7/20/2049	1,507	1,617

Pool # BM9692, 4.50%, 7/20/2049	2,936	3,182

Pool # BN0879, 5.00%, 7/20/2049	497	547

Pool # BO3160, 5.00%, 7/20/2049	1,094	1,248

Pool # BP4237, 5.00%, 7/20/2049	1,380	1,570

Pool # BP4238, 5.00%, 7/20/2049	1,084	1,233

Pool # BP4240, 5.00%, 7/20/2049	986	1,120

Pool # BP4241, 5.00%, 7/20/2049	1,519	1,724

Pool # BP4242, 5.00%, 7/20/2049	986	1,121

Pool # BL9354, 4.00%, 8/20/2049	3,440	3,830

Pool # BM2418, 4.00%, 8/20/2049	3,864	4,201

Pool # BN0884, 4.00%, 8/20/2049	1,155	1,244

Pool # BN0889, 4.50%, 8/20/2049	1,235	1,346

Pool # BN7048, 4.50%, 8/20/2049	4,870	5,359

Pool # BN7049, 4.50%, 8/20/2049	6,557	7,302

Pool # BN0890, 5.00%, 8/20/2049	725	829

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BN0891, 5.00%, 8/20/2049	985	1,102

Pool # BN0892, 5.00%, 8/20/2049	1,106	1,237

Pool # BN0893, 5.00%, 8/20/2049	1,574	1,791

Pool # BO3257, 5.00%, 8/20/2049	1,182	1,346

Pool # BP4290, 5.00%, 8/20/2049	1,181	1,318

Pool # BP4291, 5.00%, 8/20/2049	1,300	1,443

Pool # BP4292, 5.00%, 8/20/2049	2,794	3,103

Pool # BP4293, 5.00%, 8/20/2049	2,102	2,328

Pool # BP4294, 5.00%, 8/20/2049	1,942	2,153

Pool # BN0896, 4.00%, 9/20/2049	1,724	1,862

Pool # BI0930, 4.50%, 9/20/2049	2,910	3,248

Pool # BM9714, 4.50%, 9/20/2049	4,022	4,449

Pool # 784810, 5.00%, 9/20/2049	7,663	8,669

Pool # AC2995, 5.00%, 9/20/2049	4,974	5,562

Pool # BP2853, 5.00%, 9/20/2049	4,265	4,768

Pool # BP8644, 5.00%, 9/20/2049	1,548	1,767

Pool # BP8645, 5.00%, 9/20/2049	1,929	2,195

Pool # BQ3138, 4.00%, 10/20/2049	1,133	1,242

Pool # AC2994, 4.50%, 10/20/2049	1,580	1,739

Pool # BQ9513, 3.50%, 11/20/2049	4,954	5,288

Pool # BQ3791, 4.00%, 11/20/2049	4,948	5,441

Pool # BR2638, 4.00%, 11/20/2049	512	567

Pool # 784847, 4.50%, 11/20/2049	7,305	8,040

Pool # BP2896, 4.50%, 11/20/2049	3,157	3,525

Pool # BP7772, 4.50%, 11/20/2049	842	931

Pool # BP8665, 4.50%, 11/20/2049	1,417	1,566

Pool # BP8666, 4.50%, 11/20/2049	2,059	2,261

Pool # BP8667, 5.00%, 11/20/2049	1,233	1,408

Pool # BP8668, 5.00%, 11/20/2049	1,049	1,173

Pool # BR1542, 5.00%, 11/20/2049	1,978	2,200

Pool # BP8669, 5.50%, 11/20/2049	1,185	1,364

Pool # BP7668, 3.50%, 12/20/2049	11,530	12,360

Pool # BP7795, 3.50%, 12/20/2049	3,344	3,576

Pool # BP8670, 3.50%, 12/20/2049	1,099	1,185

Pool # BL9372, 4.00%, 12/20/2049	1,952	2,174

Pool # BP5516, 4.00%, 12/20/2049	2,058	2,265

Pool # BP8672, 4.00%, 12/20/2049	1,050	1,172

Pool # BP8673, 4.00%, 12/20/2049	1,222	1,352

Pool # BP8674, 4.00%, 12/20/2049	1,497	1,626

Pool # BQ3790, 4.00%, 12/20/2049	7,912	8,706

Pool # BJ9866, 4.50%, 12/20/2049	3,761	4,227

Pool # BL9374, 4.50%, 12/20/2049	1,240	1,374

Pool # BP8676, 4.50%, 12/20/2049	1,017	1,126

Pool # BP8677, 4.50%, 12/20/2049	2,222	2,455

Pool # BP8678, 5.00%, 12/20/2049	1,471	1,678

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BP8679, 5.50%, 12/20/2049	1,193	1,376

Pool # BP8021, 3.50%, 1/20/2050	2,882	3,118

Pool # BP8681, 3.50%, 1/20/2050	1,570	1,662

Pool # BL9379, 4.00%, 1/20/2050	3,199	3,567

Pool # BP8682, 4.00%, 1/20/2050	1,604	1,791

Pool # BP8683, 4.00%, 1/20/2050	1,745	1,931

Pool # BT0281, 4.00%, 1/20/2050	6,007	6,621

Pool # BP8688, 4.50%, 1/20/2050	2,597	2,870

Pool # BR0539, 4.50%, 1/20/2050	5,163	5,772

Pool # BP8020, 3.50%, 2/20/2050	2,738	2,962

Pool # BP8022, 3.50%, 2/20/2050	2,018	2,183

Pool # BQ1338, 4.00%, 2/20/2050	7,579	8,454

Pool # BQ7054, 4.00%, 2/20/2050	2,708	3,012

Pool # BS8384, 5.00%, 2/20/2050	2,947	3,266

Pool # BS8400, 3.00%, 3/20/2050	8,947	9,431

Pool # BT0397, 3.00%, 3/20/2050	1,766	1,863

Pool # BQ4110, 3.50%, 3/20/2050	10,581	11,581

Pool # BS5879, 3.50%, 3/20/2050	1,488	1,612

Pool # BS8411, 3.50%, 3/20/2050	11,117	11,713

Pool # BT0399, 3.50%, 3/20/2050	3,302	3,492

Pool # BT3628, 3.50%, 3/20/2050	3,085	3,375

Pool # BT3629, 3.50%, 3/20/2050	1,341	1,467

Pool # BT8043, 3.50%, 3/20/2050	1,423	1,555

Pool # BT8044, 3.50%, 3/20/2050	3,707	4,030

Pool # BT8045, 3.50%, 3/20/2050	4,550	4,907

Pool # BT8046, 3.50%, 3/20/2050	6,688	7,191

Pool # BT8047, 3.50%, 3/20/2050	4,406	4,767

Pool # BT8048, 3.50%, 3/20/2050	4,597	5,031

Pool # BS5873, 4.00%, 3/20/2050	1,416	1,566

Pool # BS5874, 4.00%, 3/20/2050	3,973	4,395

Pool # BT3736, 3.50%, 4/20/2050	3,828	4,089

Pool # BU3072, 5.00%, 4/20/2050	2,416	2,720

Pool # BQ4098, 3.00%, 5/20/2050	9,454	9,978

Pool # BR3899, 3.00%, 5/20/2050	1,058	1,115

Pool # BT4019, 3.00%, 5/20/2050	4,925	5,192

Pool # BQ7069, 3.25%, 5/20/2050	2,642	2,794

Pool # BQ7083, 3.25%, 5/20/2050	1,009	1,064

Pool # BS7609, 3.50%, 5/20/2050	5,970	6,320

Pool # BT3843, 3.50%, 5/20/2050	3,264	3,508

Pool # BQ7073, 4.00%, 5/20/2050	1,233	1,308

Pool # BV2935, 4.50%, 5/20/2050	2,280	2,545

Pool # BV6609, 4.50%, 5/20/2050	767	857

Pool # BV6631, 4.50%, 5/20/2050	1,857	2,073

Pool # BV6670, 4.50%, 5/20/2050	1,105	1,224

Pool # MA6661, 5.50%, 5/20/2050	257	283

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BT4096, 3.00%, 6/20/2050	6,589	6,946

Pool # BU7682, 3.00%, 6/20/2050	6,043	6,431

Pool # BQ7084, 3.25%, 6/20/2050	2,824	3,039

Pool # BV8680, 3.50%, 6/20/2050	2,271	2,449

Pool # BV8683, 3.50%, 6/20/2050	1,319	1,416

Pool # BV8684, 3.50%, 6/20/2050	1,714	1,822

Pool # BV8685, 3.50%, 6/20/2050	2,664	2,820

Pool # BQ7086, 4.00%, 6/20/2050	3,391	3,771

Pool # BQ7092, 4.00%, 6/20/2050	5,484	5,881

Pool # BR3901, 4.00%, 6/20/2050	4,498	5,021

Pool # BT4070, 4.00%, 6/20/2050	2,251	2,491

Pool # BV8688, 4.00%, 6/20/2050	2,336	2,518

Pool # BQ7087, 4.25%, 6/20/2050	1,063	1,183

Pool # BV2372, 4.50%, 6/20/2050	3,319	3,715

Pool # BV6632, 4.50%, 6/20/2050	3,429	3,828

Pool # BQ7088, 5.00%, 6/20/2050	1,454	1,658

Pool # BV8696, 3.00%, 7/20/2050	3,687	3,887

Pool # BV8711, 3.00%, 7/20/2050	4,087	4,309

Pool # BV8727, 3.00%, 7/20/2050	2,932	3,105

Pool # BW0561, 3.00%, 7/20/2050	1,932	2,036

Pool # BV8699, 3.50%, 7/20/2050	1,974	2,128

Pool # BV8700, 3.50%, 7/20/2050	1,991	2,107

Pool # BV8716, 3.50%, 7/20/2050	2,371	2,510

Pool # BU7564, 4.00%, 7/20/2050	3,660	4,086

Pool # BV8702, 4.00%, 7/20/2050	1,069	1,161

Pool # BW5975, 4.00%, 7/20/2050	3,947	4,225

Pool # BW5994, 4.00%, 7/20/2050	3,126	3,439

Pool # BV2395, 4.50%, 7/20/2050	3,169	3,566

Pool # BV8722, 2.50%, 8/20/2050	4,099	4,316

Pool # BV8726, 3.00%, 8/20/2050	1,048	1,129

Pool # BX4922, 3.00%, 8/20/2050	1,067	1,142

Pool # BX4923, 3.00%, 8/20/2050	3,082	3,249

Pool # BW1746, 3.25%, 8/20/2050	4,704	4,957

Pool # BR3911, 3.50%, 8/20/2050	5,000	5,472

Pool # BV2402, 3.50%, 8/20/2050	7,663	8,273

Pool # BX4927, 3.50%, 8/20/2050	1,442	1,533

Pool # BX4928, 3.50%, 8/20/2050	2,386	2,526

Pool # BX4939, 3.50%, 8/20/2050	3,238	3,475

Pool # BW1747, 4.00%, 8/20/2050	1,000	1,112

Pool # BW7383, 4.00%, 8/20/2050	5,500	6,164

Pool # BW7033, 4.50%, 8/20/2050	1,110	1,242

GNMA II, Other

Pool # AD0018, 3.75%, 12/20/2032	1,247	1,321

Pool # AH5895, 4.00%, 6/20/2034	344	371

Pool # 4285, 6.00%, 11/20/2038	38	42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	269

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BO1377, 3.75%, 2/20/2040	1,235	1,348

Pool # AC0979, 4.11%, 4/20/2063 (a)	508	519

Pool # AC0977, 4.05%, 5/20/2063 (a)	471	480

Pool # AC0973, 4.20%, 5/20/2063 (a)	284	288

Total Mortgage-Backed Securities (Cost $1,804,686)		1,862,196

Collateralized Mortgage Obligations — 18.5%

Acre 6.25%, 12/22/2021 ‡	3,315	3,282

Alternative Loan Trust

Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	669	676

Series 2005-1CB, Class 1A6, IF, IO, 6.92%, 3/25/2035 ‡ (a)	396	65

Series 2005-22T1, Class A2, IF, IO, 4.89%, 6/25/2035 ‡ (a)	1,821	316

Series 2005-20CB, Class 3A8, IF, IO, 4.57%, 7/25/2035 ‡ (a)	2,104	313

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	73	49

Series 2005-37T1, Class A2, IF, IO, 4.87%, 9/25/2035 ‡ (a)	3,407	580

Series 2005-54CB, Class 1A2, IF, IO, 4.67%, 11/25/2035 ‡ (a)	2,382	393

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	399	382

Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	13	12

Series 2005-57CB, Class 3A2, IF, IO, 4.92%, 12/25/2035 ‡ (a)	276	38

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	204	199

Series 2005-86CB, Class A11, 5.50%, 2/25/2036	280	230

Series 2006-7CB, Class 1A2, IF, IO, 5.13%, 5/25/2036 ‡ (a)	9,297	2,274

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	349	262

American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (d)	10	10

Angel Oak Mortgage Trust I LLC Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (d)	48	48

Antler Mortgage Trust

Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (d)	5,400	5,415

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (d)	2,577	2,582

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-RTL1, Class A2, 4.95%, 8/25/2022 (a) (d)	4,008	4,104

ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (d)	160	153

Banc of America Alternative Loan Trust

Series 2005-12, Class CBIO, IO, 5.75%, 1/25/2036 ‡	665	101

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	61	49

Series 2004-3, Class 1A1, 5.50%, 10/25/2034	115	122

Series 2004-C, Class 1A1, 4.41%, 12/20/2034 (a)	133	131

Series 2005-1, Class 30IO, IO, 5.50%, 2/25/2035 ‡	224	38

Series 2005-E, Class 4A1, 3.86%, 3/20/2035 (a)	52	52

Series 2005-4, Class 30, PO, 8/25/2035 ‡	32	26

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	126	121

Series 2005-7, Class 30, PO, 11/25/2035 ‡	18	16

Series 2005-8, Class 30, PO, 1/25/2036 ‡	84	63

Banc of America Mortgage Trust

Series 2003-C, Class 3A1, 4.00%, 4/25/2033 (a)	74	72

Series 2003-J, Class 3A2, 3.41%, 11/25/2033 (a)	157	157

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (d)	55	55

Bear Stearns ARM Trust

Series 2003-4, Class 3A1, 3.16%, 7/25/2033 (a)	116	117

Series 2003-7, Class 3A, 3.31%, 10/25/2033 (a)	41	39

Series 2004-1, Class 12A1, 3.82%, 4/25/2034 (a)	216	207

Series 2004-2, Class 14A, 3.69%, 5/25/2034 (a)	84	80

Series 2006-1, Class A1, 3.84%, 2/25/2036 (a)	354	355

Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (e)	267	279

Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (d) (e)	1,645	1,648

Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033 ‡	9	9

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Chase Mortgage Finance Trust

Series 2007-A2, Class 2A1, 3.53%, 6/25/2035 (a)	205	202

Series 2007-A1, Class 2A1, 3.16%, 2/25/2037 (a)	61	61

Series 2007-A1, Class 7A1, 3.36%, 2/25/2037 (a)	80	79

Series 2007-A1, Class 9A1, 3.77%, 2/25/2037 (a)	157	154

Series 2007-A1, Class 1A3, 3.78%, 2/25/2037 (a)	787	776

CHL Mortgage Pass-Through Trust

Series 2004-3, PO, 4/25/2034 ‡	14	11

Series 2004-3, Class A26, 5.50%, 4/25/2034	141	143

Series 2004-HYB1, Class 2A, 3.27%, 5/20/2034 (a)	48	46

Series 2004-HYB3, Class 2A, 3.00%, 6/20/2034 (a)	292	284

Series 2004-7, Class 2A1, 3.56%, 6/25/2034 (a)	42	43

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	360	372

Series 2004-13, Class 1A4, 5.50%, 8/25/2034	242	251

Series 2004-HYB6, Class A3, 3.55%, 11/20/2034 (a)	180	180

Series 2005-16, Class A23, 5.50%, 9/25/2035	99	90

Series 2005-22, Class 2A1, 3.46%, 11/25/2035 (a)	522	481

Series 2007-4, Class 1A52, IF, IO, 5.22%, 5/25/2037 ‡ (a)	1,807	445

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class A, PO, 9/25/2035 ‡	25	21

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	1	—	(b)

Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (a)	100	100

Citigroup Mortgage Loan Trust

Series 2009-10, Class 1A1, 3.50%, 9/25/2033 (a) (d)	216	214

Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (d)	620	621

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class WPO2, PO, 6/25/2031 ‡	6	5

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-1, Class WA2, 6.50%, 6/25/2031 ‡	6	6

Series 2003-1, Class 3, PO, 9/25/2033 ‡	31	28

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	7	7

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	35	36

Series 2004-UST1, Class A6, 2.95%, 8/25/2034 (a)	31	30

Series 2004-UST1, Class A3, 3.81%, 8/25/2034 (a)	58	56

Series 2005-1, Class 2A1A, 2.51%, 2/25/2035 (a)	126	107

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	285	296

Series 2005-5, Class 1A2, 3.06%, 8/25/2035 (a)	356	279

Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (a) (f)	1,618	26

Credit Suisse First Boston Mortgage Securities Corp.

Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32	29

Series 2003-1, Class DB1, 6.73%, 2/25/2033 (a)	413	421

Series 2003-AR15, Class 3A1, 3.49%, 6/25/2033 (a)	222	219

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	87	90

Series 2004-AR2, Class 2A1, 3.61%, 3/25/2034 (a)	259	265

CSFB Mortgage-Backed Pass-Through Certificates

Series 2003-27, Class 5A3, 5.25%, 11/25/2033	104	106

Series 2003-27, Class 5A4, 5.25%, 11/25/2033	146	149

Series 2003-29, Class 1A1, 6.50%, 12/25/2033	208	214

Series 2003-29, Class 5A1, 7.00%, 12/25/2033	153	161

Series 2004-4, Class 2A4, 5.50%, 9/25/2034	128	132

Series 2004-8, Class 1A4, 5.50%, 12/25/2034	209	218

Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 ‡ (a)	705	68

Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	508	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	271

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023 ‡	5,545		5,434

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.03%, 2/25/2020 (a)	39		39

FHLMC, REMIC

Series 1065, Class J, 9.00%, 4/15/2021	—	(b)	—	(b)

Series 1084, Class F, 1.11%, 5/15/2021 (a)	—	(b)	—	(b)

Series 1084, Class S, HB, IF, 44.50%, 5/15/2021 (a)	—	(b)	—	(b)

Series 1133, Class H, 7.00%, 9/15/2021	—	(b)	—	(b)

Series 1144, Class KB, 8.50%, 9/15/2021	1		1

Series 189, Class K, HB, 1,009.50%, 10/15/2021	—	(b)	—	(b)

Series 3688, Class CU, 6.92%, 11/15/2021 (a)	10		11

Series 3511, IO, 5.00%, 12/15/2021	1		—	(b)

Series 3282, Class YD, 5.50%, 2/15/2022	202		206

Series 2462, Class NB, 6.50%, 6/15/2022	24		24

Series 1343, Class LB, 7.50%, 8/15/2022	1		1

Series 1343, Class LA, 8.00%, 8/15/2022	3		3

Series 1395, Class G, 6.00%, 10/15/2022	1		1

Series 1374, Class Z, 7.00%, 10/15/2022	4		4

Series 1401, Class J, 7.00%, 10/15/2022	10		10

Series 2535, Class BK, 5.50%, 12/15/2022	12		12

Series 1470, Class F, 1.76%, 2/15/2023 (a)	1		1

Series 1466, Class PZ, 7.50%, 2/15/2023	19		20

Series 1798, Class F, 5.00%, 5/15/2023	9		10

Series 1518, Class G, IF, 8.79%, 5/15/2023 (a)	6		7

Series 1505, Class QB, HB, IF, 20.36%, 5/15/2023 (a)	1		1

Series 2033, Class J, 5.60%, 6/15/2023	38		40

Series 1526, Class L, 6.50%, 6/15/2023	3		4

Series 1541, Class O, 0.00%, 7/15/2023 (a)	8		8

Series 1677, Class Z, 7.50%, 7/15/2023	28		30

Series 1570, Class F, 2.18%, 8/15/2023 (a)	2		2

Series 1552, Class IA, HB, IF, 20.58%, 8/15/2023 (a)	67		80

Series 1570, Class SA, HB, IF, 24.01%, 8/15/2023 (a)	5		5

Series 1578, Class K, 6.90%, 9/15/2023	18		19

Series 1578, Class V, IO, 7.00%, 9/15/2023	2		—	(b)

Series 2571, Class SK, HB, IF, 33.80%, 9/15/2023 (a)	11		15

Series 1591, Class PV, 6.25%, 10/15/2023	36		38

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1602, Class SA, HB, IF, 22.18%, 10/15/2023 (a)	8	10

Series 1813, Class I, PO, 11/15/2023	79	78

Series 1813, Class J, IF, IO, 5.75%, 11/15/2023 (a)	305	21

Series 2720, Class PC, 5.00%, 12/15/2023	92	97

Series 1628, Class LZ, 6.50%, 12/15/2023	50	53

Series 1638, Class H, 6.50%, 12/15/2023	52	56

Series 2283, Class K, 6.50%, 12/15/2023	11	12

Series 1644, Class K, 6.75%, 12/15/2023	21	22

Series 1658, Class GZ, 7.00%, 1/15/2024	60	65

Series 1865, Class D, PO, 2/15/2024	6	6

Series 1760, Class ZD, 0.10%, 2/15/2024 (a)	86	85

Series 2756, Class NA, 5.00%, 2/15/2024	25	27

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	6	7

Series 1686, Class SH, IF, 18.84%, 2/15/2024 (a)	1	2

Series 1699, Class FC, 0.77%, 3/15/2024 (a)	3	3

Series 1695, Class EB, 7.00%, 3/15/2024	25	27

Series 2033, Class SN, HB, IF, 28.37%, 3/15/2024 (a)	2	—	(b)

Series 2306, Class K, PO, 5/15/2024	6	6

Series 2306, Class SE, IF, IO, 10.00%, 5/15/2024 (a)	15	2

Series 1745, Class D, 7.50%, 8/15/2024	12	13

Series 3614, Class QB, 4.00%, 12/15/2024	1,039	1,090

Series 2967, Class S, HB, IF, 32.93%, 4/15/2025 (a)	22	28

Series 3022, Class SX, IF, 16.47%, 8/15/2025 (a)	27	34

Series 1829, Class ZB, 6.50%, 3/15/2026	16	17

Series 1863, Class Z, 6.50%, 7/15/2026	34	37

Series 1899, Class ZE, 8.00%, 9/15/2026	18	21

Series 1963, Class Z, 7.50%, 1/15/2027	19	22

Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	8	8

Series 1985, Class PR, IO, 8.00%, 7/15/2027	6	1

Series 2065, Class PX, IO, 0.75%, 8/17/2027	2,576	27

Series 1987, Class PE, 7.50%, 9/15/2027	8	9

Series 2038, Class PN, IO, 7.00%, 3/15/2028	5	1

Series 2042, Class T, 7.00%, 3/15/2028	3	4

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2040, Class PE, 7.50%, 3/15/2028	43	50

Series 2060, Class Z, 6.50%, 5/15/2028	14	16

Series 2061, Class DC, IO, 6.50%, 6/15/2028	35	3

Series 2075, Class PH, 6.50%, 8/15/2028	94	107

Series 2086, Class GB, 6.00%, 9/15/2028	15	17

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	7	1

Series 2110, Class PG, 6.00%, 1/15/2029	64	73

Series 2111, Class SB, IF, IO, 7.34%, 1/15/2029 (a)	84	11

Series 2125, Class JZ, 6.00%, 2/15/2029	24	26

Series 2130, Class QS, 6.00%, 3/15/2029	52	58

Series 2132, Class ZL, 6.50%, 3/15/2029	14	16

Series 2132, Class SB, HB, IF, 29.88%, 3/15/2029 (a)	10	16

Series 2141, IO, 7.00%, 4/15/2029	2	—	(b)

Series 2303, Class ZN, 8.50%, 4/15/2029	138	162

Series 2163, Class PC, IO, 7.50%, 6/15/2029	7	1

Series 2178, Class PB, 7.00%, 8/15/2029	15	17

Series 2201, Class C, 8.00%, 11/15/2029	21	24

Series 2204, Class GB, 8.00%, 12/20/2029 (a)	2	2

Series 2209, Class TC, 8.00%, 1/15/2030	83	99

Series 2210, Class Z, 8.00%, 1/15/2030	47	57

Series 2224, Class CB, 8.00%, 3/15/2030	15	18

Series 2247, Class Z, 7.50%, 8/15/2030	11	13

Series 2256, Class MC, 7.25%, 9/15/2030	50	60

Series 2254, Class Z, 9.00%, 9/15/2030	104	130

Series 2259, Class ZM, 7.00%, 10/15/2030	59	70

Series 2271, Class PC, 7.25%, 12/15/2030	67	80

Series 2296, Class PD, 7.00%, 3/15/2031	22	26

Series 2303, Class ZD, 7.00%, 4/15/2031	333	400

Series 2694, Class BA, 4.00%, 6/15/2031	19	20

Series 2359, Class ZB, 8.50%, 6/15/2031	50	61

Series 2388, Class UZ, 8.50%, 6/15/2031	18	22

Series 2344, Class ZD, 6.50%, 8/15/2031	143	166

Series 2344, Class ZJ, 6.50%, 8/15/2031	15	18

Series 2345, Class NE, 6.50%, 8/15/2031	9	10

Series 2372, Class F, 0.66%, 10/15/2031 (a)	10	10

Series 2367, Class ZK, 6.00%, 10/15/2031	180	209

Series 2368, Class AS, HB, IF, 20.51%, 10/15/2031 (a)	6	8

Series 2383, Class FD, 0.66%, 11/15/2031 (a)	10	10

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2399, Class TH, 6.50%, 1/15/2032	155	183

Series 2410, Class OE, 6.38%, 2/15/2032	31	33

Series 2494, Class SX, IF, IO, 6.84%, 2/15/2032 (a)	393	66

Series 2410, Class QX, IF, IO, 8.49%, 2/15/2032 (a)	29	6

Series 2410, Class QS, IF, 19.08%, 2/15/2032 (a)	36	58

Series 2433, Class SA, HB, IF, 20.51%, 2/15/2032 (a)	81	125

Series 2431, Class F, 0.66%, 3/15/2032 (a)	481	482

Series 2464, Class FE, 1.16%, 3/15/2032 (a)	125	128

Series 2423, Class MC, 7.00%, 3/15/2032	41	49

Series 2423, Class MT, 7.00%, 3/15/2032	49	58

Series 2444, Class ES, IF, IO, 7.79%, 3/15/2032 (a)	33	7

Series 2450, Class SW, IF, IO, 7.84%, 3/15/2032 (a)	38	8

Series 2434, Class TC, 7.00%, 4/15/2032	52	62

Series 2436, Class MC, 7.00%, 4/15/2032	69	79

Series 2450, Class GZ, 7.00%, 5/15/2032	42	51

Series 3393, Class JO, PO, 9/15/2032	154	145

Series 2513, Class ZC, 5.50%, 10/15/2032	114	135

Series 2517, Class Z, 5.50%, 10/15/2032	94	104

Series 2835, Class QO, PO, 12/15/2032	46	44

Series 2552, Class FP, 1.16%, 1/15/2033 (a)	664	677

Series 2557, Class HL, 5.30%, 1/15/2033	448	518

Series 2586, Class WI, IO, 6.50%, 3/15/2033	126	25

Series 2611, Class SQ, IF, 12.68%, 5/15/2033 (a)	33	45

Series 2631, Class SA, IF, 14.55%, 6/15/2033 (a)	22	30

Series 2692, Class SC, IF, 12.96%, 7/15/2033 (a)	81	108

Series 2671, Class S, IF, 14.46%, 9/15/2033 (a)	36	51

Series 2725, Class SC, IF, 8.84%, 11/15/2033 (a)	90	98

Series 2722, Class PF, 0.76%, 12/15/2033 (a)	914	914

Series 2763, Class ZA, 6.00%, 3/15/2034	3,264	3,838

Series 2779, Class ZC, 6.00%, 4/15/2034	2,009	2,383

Series 2802, Class ZY, 6.00%, 5/15/2034	247	308

Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	1,008	1,147

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	273

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2990, Class SL, HB, IF, 23.90%, 6/15/2034 (a)	40	51

Series 3611, PO, 7/15/2034	189	180

Series 3305, Class MB, IF, 2.64%, 7/15/2034 (a)	66	70

Series 3077, Class TO, PO, 4/15/2035	128	125

Series 2990, Class WP, IF, 16.58%, 6/15/2035 (a)	2	3

Series 3035, Class Z, 5.85%, 9/15/2035	886	1,029

Series 3117, Class EO, PO, 2/15/2036	119	112

Series 3117, Class OG, PO, 2/15/2036	112	107

Series 3117, Class OK, PO, 2/15/2036	121	115

Series 3143, Class BC, 5.50%, 2/15/2036	217	255

Series 3122, Class OH, PO, 3/15/2036	20	19

Series 3134, PO, 3/15/2036	17	16

Series 3152, Class MO, PO, 3/15/2036	224	213

Series 3122, Class ZB, 6.00%, 3/15/2036	26	39

Series 3138, PO, 4/15/2036	70	67

Series 3607, Class AO, PO, 4/15/2036	157	145

Series 3607, Class BO, PO, 4/15/2036	157	150

Series 3137, Class XP, 6.00%, 4/15/2036	676	806

Series 3219, Class DI, IO, 6.00%, 4/15/2036	105	23

Series 3149, Class SO, PO, 5/15/2036	58	50

Series 3151, PO, 5/15/2036	197	186

Series 3153, Class EO, PO, 5/15/2036	108	99

Series 3210, PO, 5/15/2036	145	145

Series 3604, PO, 5/15/2036	161	147

Series 3998, Class GF, 0.61%, 5/15/2036 (a)	506	507

Series 3171, Class MO, PO, 6/15/2036	94	92

Series 3179, Class OA, PO, 7/15/2036	85	81

Series 3194, Class SA, IF, IO, 6.94%, 7/15/2036 (a)	39	7

Series 3200, PO, 8/15/2036	141	135

Series 3232, Class ST, IF, IO, 6.54%, 10/15/2036 (a)	142	30

Series 3237, Class AO, PO, 11/15/2036	166	151

Series 3704, Class DT, 7.50%, 11/15/2036	864	1,063

Series 3704, Class ET, 7.50%, 12/15/2036	622	776

Series 3260, Class CS, IF, IO, 5.98%, 1/15/2037 (a)	102	21

Series 3262, Class SG, IF, IO, 6.24%, 1/15/2037 (a)	28	4

Series 3274, Class JO, PO, 2/15/2037	33	32

Series 3274, Class MO, PO, 2/15/2037	60	57

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3275, Class FL, 0.60%, 2/15/2037 (a)	36	36

Series 3288, Class GS, IF, 0.00%, 3/15/2037 (a)	27	27

Series 3290, Class SB, IF, IO, 6.29%, 3/15/2037 (a)	275	56

Series 3373, Class TO, PO, 4/15/2037	127	118

Series 3316, Class JO, PO, 5/15/2037	18	18

Series 3607, PO, 5/15/2037	393	367

Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	725	864

Series 3371, Class FA, 0.76%, 9/15/2037 (a)	44	45

Series 3385, Class SN, IF, IO, 5.84%, 11/15/2037 (a)	69	11

Series 3387, Class SA, IF, IO, 6.26%, 11/15/2037 (a)	198	38

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	692	5

Series 3404, Class SC, IF, IO, 5.84%, 1/15/2038 (a)	279	58

Series 3451, Class SA, IF, IO, 5.89%, 5/15/2038 (a)	53	6

Series 3537, Class MI, IO, 5.00%, 6/15/2038	487	86

Series 3461, Class LZ, 6.00%, 6/15/2038	111	130

Series 3481, Class SJ, IF, IO, 5.69%, 8/15/2038 (a)	399	79

Series 3895, Class WA, 5.70%, 10/15/2038 (a)	263	299

Series 3546, Class A, 3.18%, 2/15/2039 (a)	49	51

Series 3511, Class SA, IF, IO, 5.84%, 2/15/2039 (a)	94	17

Series 3531, Class SA, IF, IO, 6.14%, 5/15/2039 (a)	282	26

Series 3549, Class FA, 1.36%, 7/15/2039 (a)	44	44

Series 4580, Class PT, 6.92%, 8/15/2039 (a)	1,516	1,775

Series 3572, Class JS, IF, IO, 6.64%, 9/15/2039 (a)	296	49

Series 3795, Class EI, IO, 5.00%, 10/15/2039	559	41

Series 3621, PO, 1/15/2040	275	260

Series 3621, Class BO, PO, 1/15/2040	189	180

Series 3623, Class LO, PO, 1/15/2040	259	238

Series 3632, Class BS, IF, 16.96%, 2/15/2040 (a)	790	1,165

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3714, Class IP, IO, 5.00%, 8/15/2040	1,091		122

Series 3966, Class BF, 0.66%, 10/15/2040 (a)	668		670

Series 3747, Class PY, 4.00%, 10/15/2040	1,500		1,781

Series 3747, Class CY, 4.50%, 10/15/2040	2,373		2,855

Series 3740, Class SC, IF, IO, 5.84%, 10/15/2040 (a)	561		103

Series 3753, PO, 11/15/2040	1,665		1,585

Series 3770, Class PY, 5.00%, 12/15/2040	1,655		2,052

Series 3860, Class PZ, 5.00%, 5/15/2041	3,173		3,850

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	116		130

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	213		236

Series 3966, Class NA, 4.00%, 12/15/2041	1,700		1,904

Series 4015, Class MY, 3.50%, 3/15/2042	1,000		1,114

Series 4830, Class K, 4.00%, 8/15/2042	190		190

Series 4136, Class HS, IF, 3.84%, 11/15/2042 (a)	1,099		1,143

Series 4177, Class MQ, 2.50%, 3/15/2043	1,000		1,065

Series 4274, Class EM, 4.00%, 11/15/2043	1,000		1,261

Series 4280, Class EO, PO, 12/15/2043	1,274		1,104

Series 4281, Class OB, PO, 12/15/2043	1,367		1,187

Series 4377, Class JP, 3.00%, 8/15/2044	4,779		5,131

Series 4456, Class SA, IF, IO, 5.99%, 3/15/2045 (a)	7,110		1,378

Series 4480, Class SE, IF, IO, 6.02%, 6/15/2045 (a)	6,804		1,351

Series 4708, Class F, 0.46%, 8/15/2047 (a)	4,959		4,938

Series 4888, Class AZ, 4.00%, 12/15/2048	5,886		6,557

Series 4903, Class SN, IF, IO, 5.94%, 8/25/2049 (a)	17,967		3,742

FHLMC, STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(b)	—	(b)

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(b)	—	(b)

Series 191, IO, 8.00%, 1/1/2028	447		77

Series 197, PO, 4/1/2028	182		177

Series 233, Class 11, IO, 5.00%, 9/15/2035	231		40

Series 233, Class 12, IO, 5.00%, 9/15/2035	134		25

Series 233, Class 13, IO, 5.00%, 9/15/2035	317		55

Series 239, Class S30, IF, IO, 7.54%, 8/15/2036 (a)	437		110

Series 262, Class 35, 3.50%, 7/15/2042	13,190		14,714

Series 299, Class 300, 3.00%, 1/15/2043	681		722

Series 310, PO, 9/15/2043	1,687		1,540

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.27%, 7/25/2032 (a)	178	202

Series T-76, Class 2A, 1.94%, 10/25/2037 (a)	2,069	2,219

Series T-42, Class A5, 7.50%, 2/25/2042	631	780

Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	51	69

Series T-54, Class 2A, 6.50%, 2/25/2043	1,128	1,386

Series T-54, Class 3A, 7.00%, 2/25/2043	525	651

Series T-56, Class A5, 5.23%, 5/25/2043	949	1,101

Series T-58, Class A, PO, 9/25/2043	74	65

Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	42	53

Series T-59, Class 1AP, PO, 10/25/2043	76	60

Series T-62, Class 1A1, 2.37%, 10/25/2044 (a)	909	936

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 3.53%, 10/25/2034 (a)	230	228

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	221	168

Series 2007-FA4, Class 1A2, IF, IO, 5.47%, 8/25/2037 ‡ (a)	3,348	867

FNMA Trust, Whole Loan

Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	3,168	3,639

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	239	284

Series 2003-W8, Class 3F1, 0.58%, 5/25/2042 (a)	155	154

Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	200	237

Series 2003-W8, Class 2A, 7.00%, 10/25/2042	135	162

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	185	218

Series 2005-W3, Class 2AF, 0.40%, 3/25/2045 (a)	401	400

Series 2005-W4, Class 3A, 3.55%, 6/25/2045 (a)	907	967

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	153	178

Series 2006-W2, Class 1AF1, 0.40%, 2/25/2046 (a)	208	208

FNMA, Grantor Trust, Whole Loan

Series 2001-T7, Class A1, 7.50%, 2/25/2041	336	403

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	275

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2001-T12, Class A2, 7.50%, 8/25/2041	217		261

Series 2001-T10, PO, 12/25/2041	13		13

Series 2002-T4, Class A2, 7.00%, 12/25/2041	137		161

Series 2002-T4, Class A3, 7.50%, 12/25/2041	310		373

Series 2002-T16, Class A2, 7.00%, 7/25/2042	127		155

Series 2002-T19, Class A2, 7.00%, 7/25/2042	296		359

Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	214		251

Series 2004-T3, Class PT1, 10.15%, 1/25/2044 (a)	170		208

FNMA, REMIC

Series 1990-134, Class SC, HB, IF, 21.34%, 11/25/2020 (a)	—	(b)	—	(b)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(b)	—	(b)

Series 1991-44, Class G, 8.50%, 5/25/2021	—	(b)	—	(b)

Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)

Series G92-7, Class JQ, 8.50%, 1/25/2022	2		2

Series G92-14, Class Z, 7.00%, 2/25/2022	—	(b)	—	(b)

Series 2007-15, Class NO, PO, 3/25/2022	10		10

Series 1992-101, Class J, 7.50%, 6/25/2022	1		1

Series G92-42, Class Z, 7.00%, 7/25/2022	1		1

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)

Series 1996-59, Class J, 6.50%, 8/25/2022	1		1

Series G92-54, Class ZQ, 7.50%, 9/25/2022	2		2

Series G92-62, Class B, PO, 10/25/2022	1		1

Series G92-61, Class Z, 7.00%, 10/25/2022	10		10

Series G93-1, Class KA, 7.90%, 1/25/2023	8		8

Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)

Series 1993-27, Class S, IF, 9.49%, 2/25/2023 (a)	8		8

Series 1993-25, Class J, 7.50%, 3/25/2023	17		18

Series 1993-31, Class K, 7.50%, 3/25/2023	3		3

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (a)	7		7

Series 1993-54, Class Z, 7.00%, 4/25/2023	36		38

Series 1993-62, Class SA, IF, 18.94%, 4/25/2023 (a)	2		2

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1998-43, Class SA, HB, IF, 21.25%, 4/25/2023 (a)	16		3

Series 1993-97, Class FA, 1.43%, 5/25/2023 (a)	2		2

Series 2008-47, Class SI, IF, IO, 6.32%, 6/25/2023 (a)	28		1

Series 1993-162, Class F, 1.13%, 8/25/2023 (a)	5		5

Series 1996-14, Class SE, IF, IO, 10.00%, 8/25/2023 (a)	27		3

Series 1993-228, Class G, PO, 9/25/2023	2		2

Series 1993-165, Class SD, IF, 13.41%, 9/25/2023 (a)	1		1

Series 2000-18, Class EC, PO, 10/25/2023	51		51

Series 1993-179, Class SB, HB, IF, 26.77%, 10/25/2023 (a)	8		10

Series 1993-230, Class FA, 0.78%, 12/25/2023 (a)	2		2

Series 2002-1, Class UD, HB, IF, 23.89%, 12/25/2023 (a)	12		16

Series 1994-26, Class J, PO, 1/25/2024	127		126

Series 2009-9, IO, 5.00%, 2/25/2024	—	(b)	—	(b)

Series 2009-12, IO, 4.50%, 3/25/2024	—	(b)	—	(b)

Series 1994-37, Class L, 6.50%, 3/25/2024	12		12

Series G94-7, Class PJ, 7.50%, 5/17/2024	70		76

Series 2004-53, Class NC, 5.50%, 7/25/2024	69		72

Series 1995-2, Class Z, 8.50%, 1/25/2025	4		4

Series 2006-72, Class HO, PO, 8/25/2026	57		55

Series 2006-94, Class GI, IF, IO, 6.47%, 10/25/2026 (a)	627		68

Series 2006-94, Class GK, HB, IF, 32.37%, 10/25/2026 (a)	26		40

Series G97-2, Class ZA, 8.50%, 2/17/2027	20		23

Series 1997-20, IO, 1.84%, 3/25/2027 (a)	5		—	(b)

Series 1997-27, Class J, 7.50%, 4/18/2027	4		5

Series 1997-24, Class Z, 8.00%, 4/18/2027	5		5

Series 1997-46, Class Z, 7.50%, 6/17/2027	116		130

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	4		—	(b)

Series 1998-30, Class ZA, 6.50%, 5/20/2028	254		288

Series 1998-36, Class ZB, 6.00%, 7/18/2028	32		36

Series 2002-7, Class FD, 0.88%, 4/25/2029 (a)	71		72

Series 1999-62, Class PB, 7.50%, 12/18/2029	27		32

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2000-52, IO, 8.50%, 1/25/2031	5	1

Series 2002-60, Class FA, 0.93%, 2/25/2031 (a)	232	234

Series 2002-60, Class FB, 0.93%, 2/25/2031 (a)	232	234

Series 2001-4, Class ZA, 6.50%, 3/25/2031	236	272

Series 2001-7, Class PF, 7.00%, 3/25/2031	18	22

Series 2002-50, Class ZA, 6.00%, 5/25/2031	342	389

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	28	5

Series 2001-49, Class LZ, 8.50%, 7/25/2031	51	61

Series 2001-38, Class FB, 0.68%, 8/25/2031 (a)	76	77

Series 2001-36, Class DE, 7.00%, 8/25/2031	43	51

Series 2001-44, Class PD, 7.00%, 9/25/2031	20	24

Series 2001-44, Class PU, 7.00%, 9/25/2031	30	36

Series 2001-53, Class FX, 0.53%, 10/25/2031 (a)	222	221

Series 2003-52, Class SX, HB, IF, 22.42%, 10/25/2031 (a)	12	19

Series 2001-61, Class Z, 7.00%, 11/25/2031	121	145

Series 2001-72, Class SX, IF, 17.06%, 12/25/2031 (a)	12	17

Series 2002-1, Class SA, HB, IF, 24.62%, 2/25/2032 (a)	6	9

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	139	5

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	7	9

Series 2002-30, Class Z, 6.00%, 5/25/2032	200	235

Series 2002-37, Class Z, 6.50%, 6/25/2032	13	15

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	277	46

Series 2004-61, Class FH, 0.98%, 11/25/2032 (a)	1,143	1,159

Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,235	1,438

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	46	55

Series 2004-59, Class BG, PO, 12/25/2032	62	59

Series 2002-77, Class S, IF, 14.16%, 12/25/2032 (a)	29	39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-2, Class F, 0.93%, 2/25/2033 (a)	491	497

Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	271	19

Series 2003-22, Class UD, 4.00%, 4/25/2033	385	429

Series 2003-39, IO, 6.00%, 5/25/2033 (a)	21	4

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	451	97

Series 2004-4, Class QI, IF, IO, 6.92%, 6/25/2033 (a)	112	6

Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	587	134

Series 2004-4, Class QM, IF, 13.85%, 6/25/2033 (a)	28	31

Series 2003-132, Class OA, PO, 8/25/2033	18	17

Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	47	3

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	209	38

Series 2003-74, Class SH, IF, 9.85%, 8/25/2033 (a)	27	34

Series 2003-86, Class ZA, 5.50%, 9/25/2033	236	271

Series 2003-91, Class SD, IF, 12.21%, 9/25/2033 (a)	31	39

Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,262	1,470

Series 2003-116, Class SB, IF, IO, 7.42%, 11/25/2033 (a)	234	50

Series 2006-44, Class P, PO, 12/25/2033	449	426

Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,329	1,582

Series 2004-87, Class F, 0.93%, 1/25/2034 (a)	183	186

Series 2003-130, Class SX, IF, 11.26%, 1/25/2034 (a)	12	14

Series 2003-131, Class SK, IF, 15.85%, 1/25/2034 (a)	24	28

Series 2004-46, Class EP, PO, 3/25/2034	134	133

Series 2004-28, Class PF, 0.58%, 3/25/2034 (a)	336	336

Series 2004-17, Class H, 5.50%, 4/25/2034	375	443

Series 2004-25, Class SA, IF, 19.04%, 4/25/2034 (a)	89	133

Series 2004-46, Class SK, IF, 16.02%, 5/25/2034 (a)	39	55

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	277

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-36, Class SA, IF, 19.04%, 5/25/2034 (a)	156	241

Series 2004-46, Class QB, HB, IF, 23.30%, 5/25/2034 (a)	66	105

Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,549	1,774

Series 2004-51, Class SY, IF, 13.89%, 7/25/2034 (a)	20	25

Series 2014-44, Class B, 2.50%, 8/25/2034	928	998

Series 2005-7, Class LO, PO, 2/25/2035	480	457

Series 2005-15, Class MO, PO, 3/25/2035	113	104

Series 2005-13, Class FL, 0.58%, 3/25/2035 (a)	97	97

Series 2006-60, Class DO, PO, 4/25/2035	4	4

Series 2005-74, Class SK, IF, 19.65%, 5/25/2035 (a)	195	256

Series 2005-56, Class S, IF, IO, 6.53%, 7/25/2035 (a)	289	68

Series 2005-66, Class SV, IF, IO, 6.57%, 7/25/2035 (a)	319	34

Series 2005-103, Class SC, IF, 10.95%, 7/25/2035 (a)	268	350

Series 2005-66, Class SG, IF, 16.94%, 7/25/2035 (a)	107	160

Series 2005-68, Class PG, 5.50%, 8/25/2035	264	302

Series 2005-73, Class PS, IF, 16.26%, 8/25/2035 (a)	75	104

Series 2005-90, PO, 9/25/2035	108	107

Series 2005-90, Class AO, PO, 10/25/2035	35	34

Series 2010-39, Class OT, PO, 10/25/2035	145	141

Series 2005-84, Class XM, 5.75%, 10/25/2035	151	171

Series 2005-90, Class ES, IF, 16.44%, 10/25/2035 (a)	257	370

Series 2005-106, Class US, HB, IF, 23.92%, 11/25/2035 (a)	160	245

Series 2006-15, Class OT, PO, 1/25/2036	1	1

Series 2006-8, Class WQ, PO, 3/25/2036	449	411

Series 2006-16, Class HZ, 5.50%, 3/25/2036	146	170

Series 2006-8, Class WN, IF, IO, 6.52%, 3/25/2036 (a)	1,646	401

Series 2006-23, Class KO, PO, 4/25/2036	65	64

Series 2006-27, Class OH, PO, 4/25/2036	144	137

Series 2006-44, Class GO, PO, 6/25/2036	183	172

Series 2006-50, Class JO, PO, 6/25/2036	109	102

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-50, Class PS, PO, 6/25/2036	155	152

Series 2006-53, Class US, IF, IO, 6.40%, 6/25/2036 (a)	290	57

Series 2006-113, PO, 7/25/2036	20	20

Series 2006-58, PO, 7/25/2036	180	171

Series 2006-58, Class AP, PO, 7/25/2036	67	63

Series 2006-65, Class QO, PO, 7/25/2036	75	71

Series 2006-56, Class FT, 0.93%, 7/25/2036 (a)	709	756

Series 2006-63, Class ZH, 6.50%, 7/25/2036	222	266

Series 2006-72, Class TO, PO, 8/25/2036	86	80

Series 2006-79, Class DO, PO, 8/25/2036	117	114

Series 2007-7, Class SG, IF, IO, 6.32%, 8/25/2036 (a)	254	88

Series 2006-77, Class PC, 6.50%, 8/25/2036	617	710

Series 2006-78, Class BZ, 6.50%, 8/25/2036	154	181

Series 2006-86, Class OB, PO, 9/25/2036	160	152

Series 2006-90, Class AO, PO, 9/25/2036	125	120

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	871	194

Series 2006-110, PO, 11/25/2036	93	88

Series 2006-111, Class EO, PO, 11/25/2036	53	49

Series 2006-105, Class ME, 5.50%, 11/25/2036	896	1,047

Series 2006-115, Class OK, PO, 12/25/2036	194	180

Series 2006-119, PO, 12/25/2036	57	55

Series 2006-118, Class A2, 0.24%, 12/25/2036 (a)	100	99

Series 2006-120, Class PF, 0.43%, 12/25/2036 (a)	130	129

Series 2006-117, Class GS, IF, IO, 6.47%, 12/25/2036 (a)	154	26

Series 2006-120, IO, 6.50%, 12/25/2036	333	68

Series 2015-91, Class AC, 7.50%, 12/25/2036	2,331	2,916

Series 2006-126, Class AO, PO, 1/25/2037	330	309

Series 2007-1, Class SD, HB, IF, 37.95%, 2/25/2037 (a)	33	116

Series 2007-14, Class OP, PO, 3/25/2037	105	101

Series 2007-16, Class FC, 0.93%, 3/25/2037 (a)	45	47

Series 2009-63, Class P, 5.00%, 3/25/2037	28	31

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-22, Class SC, IF, IO, 5.90%, 3/25/2037 (a)	36	1

Series 2007-18, Class MZ, 6.00%, 3/25/2037	354	400

Series 2007-14, Class ES, IF, IO, 6.26%, 3/25/2037 (a)	4,178	787

Series 2010-54, Class FD, 0.42%, 5/25/2037 (a)	8,275	8,247

Series 2007-39, Class EF, 0.43%, 5/25/2037 (a)	38	38

Series 2007-46, Class ZK, 5.50%, 5/25/2037	718	812

Series 2007-54, Class FA, 0.58%, 6/25/2037 (a)	134	135

Series 2007-54, Class WI, IF, IO, 5.92%, 6/25/2037 (a)	429	89

Series 2007-72, Class EK, IF, IO, 6.22%, 7/25/2037 (a)	953	193

Series 2007-65, Class KI, IF, IO, 6.44%, 7/25/2037 (a)	231	38

Series 2007-60, Class AX, IF, IO, 6.97%, 7/25/2037 (a)	330	85

Series 2007-76, Class ZG, 6.00%, 8/25/2037	313	367

Series 2007-78, Class CB, 6.00%, 8/25/2037	84	100

Series 2007-79, Class SB, HB, IF, 23.37%, 8/25/2037 (a)	34	56

Series 2007-88, Class VI, IF, IO, 6.36%, 9/25/2037 (a)	147	32

Series 2009-86, Class OT, PO, 10/25/2037	515	478

Series 2007-100, Class SM, IF, IO, 6.27%, 10/25/2037 (a)	361	74

Series 2007-91, Class ES, IF, IO, 6.28%, 10/25/2037 (a)	500	110

Series 2007-112, Class SA, IF, IO, 6.27%, 12/25/2037 (a)	871	201

Series 2007-116, Class HI, IO, 2.50%, 1/25/2038 (a)	764	31

Series 2008-1, Class BI, IF, IO, 5.73%, 2/25/2038 (a)	275	53

Series 2008-12, Class CO, PO, 3/25/2038	610	576

Series 2008-16, Class IS, IF, IO, 6.02%, 3/25/2038 (a)	153	24

Series 2008-10, Class XI, IF, IO, 6.05%, 3/25/2038 (a)	145	28

Series 2008-20, Class SA, IF, IO, 6.81%, 3/25/2038 (a)	257	56

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-79, Class UA, 7.00%, 3/25/2038	27	32

Series 2008-32, Class SA, IF, IO, 6.67%, 4/25/2038 (a)	51	10

Series 2008-27, Class SN, IF, IO, 6.72%, 4/25/2038 (a)	82	16

Series 2008-44, PO, 5/25/2038	17	15

Series 2011-47, Class ZA, 5.50%, 7/25/2038	462	538

Series 2008-53, Class CI, IF, IO, 7.02%, 7/25/2038 (a)	134	25

Series 2008-80, Class SA, IF, IO, 5.67%, 9/25/2038 (a)	251	49

Series 2008-81, Class SB, IF, IO, 5.67%, 9/25/2038 (a)	182	31

Series 2008-80, Class GP, 6.25%, 9/25/2038	19	22

Series 2010-148, Class MA, 4.00%, 2/25/2039	38	38

Series 2009-4, Class BD, 4.50%, 2/25/2039	27	30

Series 2009-6, Class GS, IF, IO, 6.37%, 2/25/2039 (a)	132	28

Series 2009-17, Class QS, IF, IO, 6.47%, 3/25/2039 (a)	137	25

Series 2009-62, Class HJ, 6.00%, 5/25/2039	122	131

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	324	52

Series 2009-47, Class MT, 7.00%, 7/25/2039	22	26

Series 2009-69, PO, 9/25/2039	123	116

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	205	37

Series 2009-84, Class WS, IF, IO, 5.72%, 10/25/2039 (a)	99	15

Series 2009-92, Class AD, 6.00%, 11/25/2039	182	202

Series 2009-103, Class MB, 3.60%, 12/25/2039 (a)	632	659

Series 2009-99, Class SC, IF, IO, 6.00%, 12/25/2039 (a)	79	12

Series 2009-99, Class WA, 6.30%, 12/25/2039 (a)	461	533

Series 2009-113, Class FB, 0.73%, 1/25/2040 (a)	147	148

Series 2009-112, Class ST, IF, IO, 6.07%, 1/25/2040 (a)	264	56

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	279

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2010-1, Class WA, 6.22%, 2/25/2040 (a)	958	1,096

Series 2010-23, Class KS, IF, IO, 6.92%, 2/25/2040 (a)	222	39

Series 2010-16, Class WB, 6.21%, 3/25/2040 (a)	1,576	1,828

Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	769	882

Series 2010-49, Class SC, IF, 12.31%, 3/25/2040 (a)	369	499

Series 2010-40, Class FJ, 0.78%, 4/25/2040 (a)	155	156

Series 2010-35, Class SB, IF, IO, 6.24%, 4/25/2040 (a)	218	38

Series 2010-43, Class FD, 0.78%, 5/25/2040 (a)	411	416

Series 2010-42, Class S, IF, IO, 6.22%, 5/25/2040 (a)	90	17

Series 2010-61, Class WA, 6.02%, 6/25/2040 (a)	290	338

Series 2010-68, Class SA, IF, IO, 4.82%, 7/25/2040 (a)	844	119

Series 2010-103, Class ME, 4.00%, 9/25/2040	886	984

Series 2010-111, Class AM, 5.50%, 10/25/2040	1,072	1,282

Series 2010-123, Class FL, 0.61%, 11/25/2040 (a)	91	91

Series 2010-125, Class SA, IF, IO, 4.26%, 11/25/2040 (a)	987	118

Series 2010-130, Class CY, 4.50%, 11/25/2040	2,721	3,214

Series 2010-147, Class SA, IF, IO, 6.35%, 1/25/2041 (a)	2,257	529

Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	2,015

Series 2011-30, Class LS, IO, 3.00%, 4/25/2041 (a)	576	38

Series 2011-75, Class FA, 0.73%, 8/25/2041 (a)	126	126

Series 2011-118, Class LB, 7.00%, 11/25/2041	902	1,115

Series 2011-118, Class MT, 7.00%, 11/25/2041	1,420	1,748

Series 2011-118, Class NT, 7.00%, 11/25/2041	1,418	1,703

Series 2013-2, Class LZ, 3.00%, 2/25/2043	562	554

Series 2013-4, Class AJ, 3.50%, 2/25/2043	2,931	3,278

Series 2013-92, PO, 9/25/2043	1,774	1,633

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-101, Class DO, PO, 10/25/2043	1,841	1,598

Series 2018-11, Class LA, 3.50%, 7/25/2045	4,839	5,046

Series 2015-85, Class HD, 3.00%, 11/25/2045	74	74

Series 2018-63, Class DA, 3.50%, 9/25/2048	3,849	4,081

Series 2018-68, Class DZ, 4.00%, 9/25/2048	2,166	2,379

Series 2019-20, Class H, 3.50%, 5/25/2049	4,325	4,600

Series 2019-32, Class SD, IF, IO, 5.87%, 6/25/2049 (a)	9,408	1,711

Series 2010-103, Class SB, IF, IO, 5.92%, 11/25/2049 (a)	714	72

Series 2011-2, Class WA, 5.85%, 2/25/2051 (a)	174	200

Series 2011-43, Class WA, 5.81%, 5/25/2051 (a)	209	244

Series 2011-58, Class WA, 5.43%, 7/25/2051 (a)	564	656

Series 2012-21, Class WA, 5.63%, 3/25/2052 (a)	881	1,034

FNMA, REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	131	127

FNMA, REMIC Trust, Whole Loan

Series 2004-W4, Class A7, 5.50%, 6/25/2034	757	884

Series 2007-W2, Class 1A1, 0.50%, 3/25/2037 (a)	209	209

Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	120	136

Series 2007-W7, Class 1A4, HB, IF, 38.13%, 7/25/2037 (a)	16	34

Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	438	489

Series 2002-W10, IO, 0.91%, 8/25/2042 (a)	1,648	34

Series 2003-W4, Class 2A, 5.77%, 10/25/2042 (a)	25	29

Series 2003-W1, Class 1A1, 5.22%, 12/25/2042 (a)	190	211

Series 2003-W1, Class 2A, 5.72%, 12/25/2042 (a)	122	137

Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	412	502

Series 2006-W3, Class 2A, 6.00%, 9/25/2046	168	191

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-W3, Class 1AF1, 0.42%, 10/25/2046 (a)	135		133

Series 2009-W1, Class A, 6.00%, 12/25/2049	920		1,065

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 0.38%, 6/27/2036 (a)	251		247

Series 2007-64, Class FB, 0.55%, 7/25/2037 (a)	201		202

Series 2007-106, Class A7, 6.20%, 10/25/2037 (a)	69		80

Series 2003-7, Class A1, 6.50%, 12/25/2042	219		255

FNMA, STRIPS

Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(b)	—

Series 213, Class 2, IO, 8.00%, 3/25/2023	38		3

Series 218, Class 2, IO, 7.50%, 4/25/2023	53		4

Series 265, Class 2, 9.00%, 3/25/2024	1		2

Series 300, Class 1, PO, 9/25/2024	64		62

Series 293, Class 1, PO, 12/25/2024	124		122

Series 285, Class 1, PO, 2/25/2027	3		3

Series 331, Class 13, IO, 7.00%, 11/25/2032	136		28

Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	64		9

Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	143		19

Series 356, Class 3, IO, 5.00%, 1/25/2035	180		26

Series 365, Class 8, IO, 5.50%, 5/25/2036	231		48

Series 373, Class 1, PO, 7/25/2036	1,438		1,375

Series 374, Class 5, IO, 5.50%, 8/25/2036	82		15

Series 393, Class 6, IO, 5.50%, 4/25/2037	41		6

Series 383, Class 32, IO, 6.00%, 1/25/2038	197		42

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.53%, 6/19/2035 (a)	360		338

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	68		68

Series 2001-35, Class SA, IF, IO, 8.09%, 8/16/2031 (a)	47		—	(b)

Series 2010-14, Class AO, PO, 12/20/2032	5		5

Series 2003-11, Class SK, IF, IO, 6.08%, 2/16/2033 (a)	198		1

Series 2008-29, PO, 2/17/2033	17		17

Series 2003-24, PO, 3/16/2033	7		7

Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	247		31

Series 2003-90, PO, 10/20/2033	19		18

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-41, Class WA, 5.82%, 10/20/2033 (a)	907	1,026

Series 2003-112, Class SA, IF, IO, 4.93%, 12/16/2033 (a)	290	36

Series 2005-24, Class ST, IF, 7.50%, 1/17/2034 (a)	7	7

Series 2004-28, Class S, IF, 19.22%, 4/16/2034 (a)	76	115

Series 2004-46, Class AO, PO, 6/20/2034	100	95

Series 2004-73, Class AE, IF, 14.52%, 8/17/2034 (a)	16	17

Series 2010-103, Class WA, 5.71%, 8/20/2034 (a)	471	544

Series 2004-73, Class JL, IF, IO, 6.39%, 9/16/2034 (a)	980	203

Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	23	25

Series 2004-90, Class SI, IF, IO, 5.94%, 10/20/2034 (a)	313	54

Series 2005-68, Class DP, IF, 16.04%, 6/17/2035 (a)	85	111

Series 2010-14, Class CO, PO, 8/20/2035	714	676

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	939	152

Series 2005-72, Class AZ, 5.50%, 9/20/2035	596	678

Series 2005-68, Class KI, IF, IO, 6.14%, 9/20/2035 (a)	584	126

Series 2005-85, IO, 5.50%, 11/16/2035	241	33

Series 2010-14, Class BO, PO, 11/20/2035	110	105

Series 2006-16, Class OP, PO, 3/20/2036	100	94

Series 2006-22, Class AO, PO, 5/20/2036	69	68

Series 2006-38, Class SW, IF, IO, 6.34%, 6/20/2036 (a)	134	9

Series 2006-34, PO, 7/20/2036	58	57

Series 2006-59, Class SD, IF, IO, 6.54%, 10/20/2036 (a)	90	17

Series 2011-22, Class WA, 5.86%, 2/20/2037 (a)	1,262	1,464

Series 2007-57, PO, 3/20/2037	233	225

Series 2007-17, Class JO, PO, 4/16/2037	78	71

Series 2007-17, Class JI, IF, IO, 6.65%, 4/16/2037 (a)	565	128

Series 2010-129, Class AW, 5.95%, 4/20/2037 (a)	481	555

Series 2007-31, Class AO, PO, 5/16/2037	400	364

Series 2007-25, Class FN, 0.46%, 5/16/2037 (a)	62	62

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	281

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-28, Class BO, PO, 5/20/2037	14	13

Series 2007-26, Class SC, IF, IO, 6.04%, 5/20/2037 (a)	267	47

Series 2007-36, Class HO, PO, 6/16/2037	13	13

Series 2007-36, Class SE, IF, IO, 6.31%, 6/16/2037 (a)	268	40

Series 2007-36, Class SG, IF, IO, 6.31%, 6/20/2037 (a)	402	63

Series 2007-45, Class QA, IF, IO, 6.48%, 7/20/2037 (a)	117	18

Series 2007-40, Class SD, IF, IO, 6.59%, 7/20/2037 (a)	285	50

Series 2007-42, Class SB, IF, IO, 6.59%, 7/20/2037 (a)	286	49

Series 2007-50, Class AI, IF, IO, 6.62%, 8/20/2037 (a)	187	17

Series 2008-20, PO, 9/20/2037	42	42

Series 2007-53, Class SW, IF, 19.73%, 9/20/2037 (a)	38	51

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	169	11

Series 2009-79, Class OK, PO, 11/16/2037	179	171

Series 2007-74, Class SL, IF, IO, 6.38%, 11/16/2037 (a)	767	107

Series 2007-76, Class SA, IF, IO, 6.37%, 11/20/2037 (a)	234	33

Series 2007-79, Class SY, IF, IO, 6.39%, 12/20/2037 (a)	324	49

Series 2008-2, Class MS, IF, IO, 7.00%, 1/16/2038 (a)	188	37

Series 2008-1, PO, 1/20/2038	40	38

Series 2015-137, Class WA, 5.50%, 1/20/2038 (a)	379	448

Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	544	77

Series 2008-10, Class S, IF, IO, 5.67%, 2/20/2038 (a)	128	17

Series 2009-106, Class ST, IF, IO, 5.84%, 2/20/2038 (a)	765	137

Series 2008-33, Class XS, IF, IO, 7.54%, 4/16/2038 (a)	129	24

Series 2008-36, Class SH, IF, IO, 6.14%, 4/20/2038 (a)	290	1

Series 2012-52, Class WA, 6.18%, 4/20/2038 (a)	2,939	3,458

Series 2008-40, Class SA, IF, IO, 6.24%, 5/16/2038 (a)	1,082	202

Series 2008-55, Class SA, IF, IO, 6.04%, 6/20/2038 (a)	141	24

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-62, Class SA, IF, IO, 5.99%, 7/20/2038 (a)	816	119

Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	544	633

Series 2008-71, Class SC, IF, IO, 5.84%, 8/20/2038 (a)	52	7

Series 2009-25, Class SE, IF, IO, 7.44%, 9/20/2038 (a)	135	23

Series 2011-97, Class WA, 6.12%, 11/20/2038 (a)	1,389	1,630

Series 2008-93, Class AS, IF, IO, 5.54%, 12/20/2038 (a)	217	30

Series 2008-96, Class SL, IF, IO, 5.84%, 12/20/2038 (a)	159	15

Series 2011-163, Class WA, 5.87%, 12/20/2038 (a)	1,393	1,628

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	44	2

Series 2008-95, Class DS, IF, IO, 7.14%, 12/20/2038 (a)	557	113

Series 2009-6, Class SA, IF, IO, 5.94%, 2/16/2039 (a)	181	23

Series 2009-10, Class SA, IF, IO, 5.79%, 2/20/2039 (a)	305	46

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	948	152

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	196	34

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	233	51

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	71	10

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	164	31

Series 2009-102, Class SM, IF, IO, 6.24%, 6/16/2039 (a)	35	—	(b)

Series 2009-43, Class SA, IF, IO, 5.79%, 6/20/2039 (a)	198	29

Series 2009-42, Class SC, IF, IO, 5.92%, 6/20/2039 (a)	382	57

Series 2009-64, Class SN, IF, IO, 5.94%, 7/16/2039 (a)	335	50

Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,394	1,620

Series 2009-67, Class SA, IF, IO, 5.89%, 8/16/2039 (a)	284	44

Series 2009-72, Class SM, IF, IO, 6.09%, 8/16/2039 (a)	522	98

Series 2009-104, Class AB, 7.00%, 8/16/2039	403	448

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-106, Class AS, IF, IO, 6.24%, 11/16/2039 (a)	583	111

Series 2015-91, Class W, 5.26%, 5/20/2040 (a)	1,076	1,248

Series 2013-75, Class WA, 5.15%, 6/20/2040 (a)	550	634

Series 2011-137, Class WA, 5.57%, 7/20/2040 (a)	1,973	2,325

Series 2010-130, Class CP, 7.00%, 10/16/2040	397	479

Series 2010-157, Class OP, PO, 12/20/2040	1,129	1,075

Series 2011-100, Class MY, 4.00%, 7/20/2041	1,948	2,150

Series 2012-24, Class WA, 5.56%, 7/20/2041 (a)	2,834	3,299

Series 2013-26, Class AK, 4.68%, 9/20/2041 (a)	1,449	1,654

Series 2014-188, Class W, 4.60%, 10/20/2041 (a)	1,353	1,507

Series 2012-141, Class WA, 4.54%, 11/16/2041 (a)	3,944	4,359

Series 2012-141, Class WC, 3.68%, 1/20/2042 (a)	2,292	2,538

Series 2012-141, Class WB, 4.00%, 9/16/2042 (a)	3,322	3,750

Series 2012-138, Class PT, 4.00%, 11/16/2042 (a)	3,602	4,036

Series 2013-54, Class WA, 4.81%, 11/20/2042 (a)	2,019	2,311

Series 2017-99, Class PT, 6.01%, 8/20/2044 (a)	1,201	1,428

Series 2019-31, Class HC, 3.50%, 5/20/2046	6,013	6,237

Series 2018-160, Class PA, 3.50%, 7/20/2046	6,116	6,371

Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	4,509	458

Series 2019-111, IO, 5.00%, 4/20/2049	14,778	1,800

Series 2019-65, Class ST, IF, IO, 5.89%, 5/20/2049 (a)	17,967	2,796

Series 2019-112, Class GS, IF, IO, 5.91%, 9/20/2049 (a)	5,593	790

Series 2019-112, Class SG, IF, IO, 5.94%, 9/20/2049 (a)	5,786	1,090

Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	12,273	1,920

Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	35,603	5,531

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	14,984	1,720

Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	19,271	2,393

Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	26,782	4,042

Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	22,000	3,548

Series 2012-H24, Class FG, 0.59%, 4/20/2060 (a)	22	22

Series 2013-H03, Class FA, 0.46%, 8/20/2060 (a)	6	6

Series 2013-H05, Class FB, 0.56%, 2/20/2062 (a)	61	61

Series 2013-H07, Class MA, 0.71%, 4/20/2062 (a)	8	8

Series 2012-H08, Class FC, 0.73%, 4/20/2062 (a)	2,670	2,676

Series 2013-H02, Class HF, 0.46%, 11/20/2062 (a)	15	15

Series 2013-H01, Class JA, 0.48%, 1/20/2063 (a)	3,155	3,145

Series 2013-H04, Class SA, 0.58%, 2/20/2063 (a)	2,216	2,212

Series 2013-H08, Class BF, 0.56%, 3/20/2063 (a)	1,221	1,219

Series 2013-H07, Class HA, 0.57%, 3/20/2063 (a)	3,801	3,796

Series 2013-H09, Class HA, 1.65%, 4/20/2063	906	910

Series 2014-H17, Class FC, 0.66%, 7/20/2064 (a)	774	775

Series 2015-H32, Class FH, 0.82%, 12/20/2065 (a)	3,732	3,758

Series 2016-H13, Class FD, 0.62%, 5/20/2066 (a)	5,046	5,007

Series 2016-H13, Class FT, 0.74%, 5/20/2066 (a)	2,300	2,304

Series 2016-H11, Class FD, 1.40%, 5/20/2066 (a)	1,999	2,014

Series 2016-H16, Class FC, 1.02%, 7/20/2066 (a)	6,812	6,842

Series 2016-H26, Class FC, 1.16%, 12/20/2066 (a)	1,537	1,566

Series 2017-H05, Class FC, 0.91%, 2/20/2067 (a)	1,654	1,670

Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067 (a)	6,362	681

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	283

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2017-H11, Class XI, IO, 2.27%, 5/20/2067 (a)	16,849	1,688

Series 2017-H14, Class XI, IO, 1.81%, 6/20/2067 (a)	7,427	630

Series 2017-H14, Class AI, IO, 2.18%, 6/20/2067 (a)	8,775	912

Series 2020-H11, Class GI, IO, 3.33%, 7/20/2067 (a)	7,574	720

Series 2017-H16, Class F, 0.59%, 8/20/2067 (a)	4,243	4,204

Series 2017-H17, Class FQ, 2.39%, 9/20/2067 (a)	5,439	5,434

Series 2018-H13, Class DF, 0.56%, 7/20/2068 (a)	5,185	5,128

Series 2019-H09, Class IB, IO, 1.81%, 4/20/2069 (a)	22,046	972

Series 2019-H14, Class IE, IO, 0.95%, 5/20/2069 (a)	66,053	1,929

Series 2019-H10, Class IB, IO, 2.07%, 5/20/2069 (a)	30,607	1,631

Series 2019-H12, Class JI, IO, 2.04%, 7/20/2069 (a)	27,947	1,657

Series 2019-H14, Class KI, IO, 2.28%, 7/20/2069 (a)	19,114	1,281

Series 2019-H15, Class IJ, IO, 2.19%, 8/20/2069 (a)	22,615	1,635

Series 2019-H18, Class CI, IO, 2.60%, 10/20/2069 (a)	39,189	3,198

Series 2019-H18, Class KI, IO, 2.35%, 11/20/2069 (a)	22,144	1,428

Series 2020-H02, Class DI, IO, 2.21%, 12/20/2069 (a)	31,892	2,169

Series 2020-H05, Class FK, 0.77%, 3/20/2070 (a)	7,190	7,252

Series 2020-H05, IO, 2.53%, 3/20/2070 (a)	36,917	3,068

Series 2020-H07, Class DI, IO, 2.46%, 4/20/2070 (a)	51,111	4,539

Series 2020-H09, Class IE, IO, 3.03%, 5/20/2070 (a)	14,765	1,544

GNMA, Whole Loan Series 2020-H04, Class FH, 0.76%, 2/20/2070 (a)	6,022	6,073

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	3,017	3,040

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (d)	250	247

Series 2004-4, Class 1AF, 0.58%, 6/25/2034 (a) (d)	129	108

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-RP2, Class 1AF, 0.53%, 3/25/2035 (a) (d)	242	217

Series 2005-RP3, Class 1AF, 0.53%, 9/25/2035 (a) (d)	1,551	1,282

Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035 ‡ (a) (d)	705	100

Series 2006-RP2, Class 1AS2, IF, IO, 5.90%, 4/25/2036 ‡ (a) (d)	1,394	242

GSR Mortgage Loan Trust

Series 2003-6F, Class A2, 0.58%, 9/25/2032 (a)	2	2

Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	187	193

Series 2003-13, Class 1A1, 3.15%, 10/25/2033 (a)	44	44

Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	21	24

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	294	305

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	275	281

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	176	184

Series 2005-5F, Class 8A3, 0.68%, 6/25/2035 (a)	44	41

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	446	463

Series 2006-1F, Class 1AP, PO, 2/25/2036 ‡	124	99

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,838	1,368

Headlands Residential LLC

Series 2017-RPL1, Class A, 5.87%, 8/25/2022 (d) (e)	3,325	3,398

Series 2018-RPL1, Class A, 4.25%, 6/25/2023 (d) (e)	3,570	3,643

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (d) (e)	6,000	6,007

Impac CMB Trust Series 2005-2, Class 2M1, 0.95%, 4/25/2035 ‡ (a)	55	51

Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	321	336

Impac Secured Assets Trust Series 2006-2, Class 2A1, 0.53%, 8/25/2036 (a)	129	128

IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.38%, 3/25/2036 (a)	111	97

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

JP Morgan Mortgage Trust

Series 2006-A2, Class 5A2, 3.84%, 11/25/2033 (a)	196	198

Series 2006-A2, Class 5A3, 3.84%, 11/25/2033 (a)	355	358

Series 2004-A3, Class 4A1, 3.26%, 7/25/2034 (a)	18	18

Series 2006-A2, Class 4A1, 3.09%, 8/25/2034 (a)	232	236

Series 2006-A3, Class 6A1, 3.10%, 8/25/2034 (a)	92	88

Series 2004-A4, Class 1A1, 2.88%, 9/25/2034 (a)	54	52

Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	8	8

Series 2005-A1, Class 3A4, 3.74%, 2/25/2035 (a)	160	154

Series 2007-A1, Class 5A2, 3.75%, 7/25/2035 (a)	114	111

Legacy Mortgage Asset Trust

Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (d) (e)	4,809	4,813

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.96%, 4/25/2036 (a)	232	202

Series 2007-6, Class 1A8, 6.00%, 7/25/2037	92	92

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	400	235

LHOME Mortgage Trust

Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (d)	2,595	2,608

Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (d)	5,500	5,546

Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (d)	7,250	7,242

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.10%, 4/21/2034 (a)	66	66

Series 2004-3, Class 4A2, 2.90%, 4/25/2034 (a)	37	33

Series 2004-4, Class 2A1, 3.89%, 5/25/2034 (a)	18	17

Series 2004-13, Class 3A7, 3.32%, 11/21/2034 (a)	339	345

Series 2004-15, Class 3A1, 4.16%, 12/25/2034 (a)	106	98

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

MASTR Alternative Loan Trust

Series 2003-8, Class 5A1, 5.00%, 11/25/2018	1		1

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	6		6

Series 2003-4, Class 2A1, 6.25%, 6/25/2033	195		206

Series 2003-8, Class 3A1, 5.50%, 12/25/2033	34		35

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	59		61

Series 2004-1, Class 30, PO, 2/25/2034 ‡	53		47

Series 2004-3, Class 30, PO, 4/25/2034 ‡	108		91

Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034 ‡	65		11

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	161		165

Series 2004-5, Class 30, PO, 6/25/2034 ‡	128		106

Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034 ‡	34		5

Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034 ‡	51		7

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	541		573

Series 2004-7, Class 30, PO, 8/25/2034 ‡	32		27

Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034 ‡	162		23

Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035 ‡	1,000		161

MASTR Asset Securitization Trust

Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	(b)	—	(b)

Series 2003-12, Class 6A1, 5.00%, 12/25/2033	47		48

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (d)	68		68

Series 2004-1, Class 30, PO, 2/25/2034 ‡	7		6

Series 2004-3, PO, 3/25/2034 ‡	4		3

MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.52%, 5/25/2035 (a) (d)	1,459		797

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (d)	92		77

Merrill Lynch Mortgage Investors Trust

Series 2003-A, Class 2A2, 1.13%, 3/25/2028 (a)	78		75

Series 2003-E, Class A1, 0.79%, 10/25/2028 (a)	360		354

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	285

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-F, Class A1, 0.81%, 10/25/2028 (a)	581		569

Series 2004-D, Class A2, 1.03%, 9/25/2029 (a)	262		249

Series 2004-E, Class A2A, 1.67%, 11/25/2029 (a)	114		113

Series 2003-A5, Class 2A6, 2.95%, 8/25/2033 (a)	150		146

Series 2004-A4, Class A2, 3.16%, 8/25/2034 (a)	226		231

Series 2004-1, Class 2A1, 3.00%, 12/25/2034 (a)	184		181

Merrill Lynch Mortgage Investors Trust MLMI

Series 2003-A4, Class 2A, 3.73%, 7/25/2033 (a)	63		62

Series 2005-A1, Class 3A, 4.04%, 12/25/2034 (a)	23		23

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.62%, 4/25/2034 (a)	298		322

MortgageIT Trust Series 2005-5, Class A1, 0.69%, 12/25/2035 (a)	66		63

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (d)	265		263

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		24

Series 2003-A1, Class A1, 5.50%, 5/25/2033	21		22

Series 2003-A1, Class A2, 6.00%, 5/25/2033	24		25

P-stla 7.25%, 10/11/2026 ‡	3,200		3,200

Prime Mortgage Trust

Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	212		225

Series 2005-4, Class 2, PO, 10/25/2035 ‡	83		64

PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (d)	2,185		2,175

RALI Trust

Series 2002-QS16, Class A3, IF, 16.26%, 10/25/2017 (a)	—	(b)	—	(b)

Series 2003-QS9, Class A3, IF, IO, 7.37%, 5/25/2018 ‡ (a)	1		—	(b)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(b)	—

Series 2003-QS12, Class A2A, IF, IO, 7.42%, 6/25/2018 ‡ (a)	—	(b)	—

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	3	2

Series 2004-QA4, Class NB3, 4.48%, 9/25/2034 ‡ (a)	227	219

Series 2004-QA6, Class NB2, 3.79%, 12/26/2034 (a)	89	76

Series 2005-QA6, Class A32, 4.41%, 5/25/2035 (a)	655	455

Series 2005-QA10, Class A31, 4.34%, 9/25/2035 (a)	82	69

Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	169	162

RBSSP Resecuritization Trust

Series 2009-12, Class 1A1, 5.31%, 11/25/2033 (a) (d)	110	110

Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (a) (d)	203	209

RCO Trust

Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (d)	1,968	1,987

Series 2017-INV1, Class M1, 3.90%, 11/25/2052 ‡ (a) (d)	2,058	2,022

Repo Buyer 8.32%, 5/14/2022 ‡	5,499	5,499

Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	4,640	4,501

Residential Asset Securitization Trust

Series 2003-A5, Class A1, 5.50%, 6/25/2033	128	132

Series 2004-IP2, Class 1A1, 3.89%, 12/25/2034 (a)	347	343

Series 2005-A2, Class A4, IF, IO, 4.87%, 3/25/2035 ‡ (a)	1,999	404

Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036 ‡	793	153

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	280	273

Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	231	189

RFMSI Trust Series 2005-SA4, Class 1A1, 2.86%, 9/25/2035 (a)	133	117

RMIP 5.60%, 8/25/2021 ‡	2,073	2,031

Seasoned Credit Risk Transfer Trust

Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	4,098	4,605

Series 2019-1, Class M55D, 4.00%, 7/25/2058	5,253	5,827

Series 2019-3, Class M55D, 4.00%, 10/25/2058	4,324	4,795

Series 2019-4, Class M55D, 4.00%, 2/25/2059	4,210	4,679

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2020-1, Class M55G, 3.00%, 8/25/2059	6,580	7,038

Sequoia Mortgage Trust

Series 2003-1, Class 1A, 0.92%, 4/20/2033 (a)	263	258

Series 2004-8, Class A1, 0.86%, 9/20/2034 (a)	476	456

Series 2004-8, Class A2, 1.06%, 9/20/2034 (a)	378	368

Series 2004-9, Class A1, 0.84%, 10/20/2034 (a)	1,008	965

Series 2004-10, Class A1A, 0.78%, 11/20/2034 (a)	374	353

Structured Asset Mortgage Investments II Trust

Series 2004-AR5, Class 1A1, 0.82%, 10/19/2034 (a)	519	511

Series 2005-AR5, Class A3, 0.41%, 7/19/2035 (a)	833	805

Structured Asset Securities Corp. Series 2003-37A, Class 2A, 3.53%, 12/25/2033 (a)	643	618

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 3.49%, 11/25/2033 (a)	131	130

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 0.82%, 9/25/2043 (a)	34	33

Series 2004-1, Class II2A, 2.35%, 3/25/2044 ‡ (a)	30	30

Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (e)	3,440	3,491

TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (d)	6,660	6,784

Vendee Mortgage Trust

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	693	745

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	162	184

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	88	99

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	194	222

Series 1998-1, Class 2E, 7.00%, 3/15/2028	146	164

vMobo, Inc. 7.50%, 5/31/2024	9,427	8,892

VOLT PT 7/27/2023 ‡	6,000	5,883

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-S1, Class A5, 5.50%, 4/25/2033	164	169

Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	73	77

Series 2003-AR7, Class A7, 2.68%, 8/25/2033 (a)	175	171

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-AR8, Class A, 2.87%, 8/25/2033 (a)	154	155

Series 2003-AR9, Class 2A, 3.01%, 9/25/2033 (a)	123	116

Series 2003-AR9, Class 1A6, 3.50%, 9/25/2033 (a)	591	576

Series 2003-S9, Class P, PO, 10/25/2033 ‡	9	8

Series 2003-AR11, Class A6, 3.93%, 10/25/2033 (a)	448	435

Series 2003-S9, Class A8, 5.25%, 10/25/2033	420	432

Series 2004-AR3, Class A1, 3.66%, 6/25/2034 (a)	36	36

Series 2004-AR3, Class A2, 3.66%, 6/25/2034 (a)	245	245

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	785	812

Series 2006-AR10, Class 2P, 3.26%, 9/25/2036 ‡ (a)	42	34

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-1, Class 1A1, 5.50%, 3/25/2035	54	54

Series 2005-2, Class 1A4, IF, IO, 4.87%, 4/25/2035 ‡ (a)	2,810	421

Series 2005-4, Class CB7, 5.50%, 6/25/2035	372	353

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	260	255

Series 2005-11, Class A4, IF, IO, 4.77%, 1/25/2036 ‡ (a)	4,348	663

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	211	227

Wells Fargo Mortgage-Backed Securities Trust

Series 2004-U, Class A1, 3.85%, 10/25/2034 (a)	450	446

Series 2007-7, Class A7, 6.00%, 6/25/2037	186	186

Total Collateralized Mortgage Obligations (Cost $545,712)		570,148

Asset-Backed Securities — 11.2%

ABFC Trust Series 2005-AQ1, Class A4, 4.63%, 1/25/2034 ‡ (e)	175	178

Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (d)	2,374	2,375

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (d)	1,806	1,931

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	287

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (d)	4,390	4,776

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (d)	3,975	4,371

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (d)	3,092	3,339

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (d)	4,085	4,503

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (d)	1,500	1,665

Series 2014-SFR3, Class B, 4.20%, 12/17/2036 (d)	4,350	4,701

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (d)	1,570	1,705

Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (d)	3,650	3,938

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (d)	3,172	3,536

Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡ (d)	1,833	1,994

Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (d)	3,100	3,381

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (d)	3,600	4,026

B2R Mortgage Trust

Series 2015-2, Class A, 3.34%, 11/15/2048 (d)	185	185

Series 2016-1, Class A, 2.57%, 6/15/2049 (d)	1,592	1,595

Series 2016-1, Class B, 3.87%, 6/15/2049 ‡ (d)	2,000	2,018

BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (d)	142	143

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	3,821	3,812

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (d)	2,800	2,800

CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (d)	11,500	11,232

Chase Funding Trust

Series 2002-3, Class 1A5, 5.91%, 6/25/2032 ‡ (e)	819	820

Series 2003-4, Class 1A5, 5.09%, 5/25/2033 ‡ (e)	421	438

Series 2003-6, Class 1A7, 4.99%, 11/25/2034 ‡ (e)	283	295

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colony American Finance Ltd. (Cayman Islands) Series 2016-2, Class A, 2.55%, 11/15/2048 (d)	1,248	1,251

CoreVest American Finance Trust

Series 2017-2, Class M, 5.62%, 12/25/2027 ‡ (d)	2,200	2,160

Series 2019-3, Class XB, IO, 1.55%, 10/15/2052 (a) (d)	27,000	2,558

Series 2019-3, Class XA, IO, 2.19%, 10/15/2052 (a) (d)	23,276	1,898

Series 2019-3, Class A, 2.71%, 10/15/2052 (d)	3,037	3,185

Diamond Resorts Owner Trust

Series 2016-1, Class A, 3.08%, 11/20/2028 (d)	1,524	1,523

Series 2017-1A, Class A, 3.27%, 10/22/2029 (d)	588	593

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (d)	401	399

Series 2018-1, Class B, 4.19%, 1/21/2031 ‡ (d)	2,332	2,361

Series 2019-1A, Class B, 3.53%, 2/20/2032 ‡ (d)	3,870	3,862

Series 2019-1A, Class C, 4.02%, 2/20/2032 ‡ (d)	3,803	3,644

Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (d) (e)	7,300	7,300

E3 (Cayman Islands)

Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (d)	2,431	2,489

Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (d)	1,704	1,710

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	5,858	6,445

FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.61%, 1/25/2032 (e)	62	68

FORT CRE LLC Series 2018-1A, Class C, 3.01%, 11/16/2035 ‡ (a) (d)	900	827

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (d)	848	838

Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (d)	2,820	2,859

Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (d)	412	435

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (d)	1,453	1,523

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (d)	1,687	1,699

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (d)	1,864	1,906

HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (d)	1,231	1,270

HERO Funding Trust

Series 2015-1A, Class A, 3.84%, 9/21/2040 (d)	36	39

Series 2016-2A, Class A, 3.75%, 9/20/2041 (d)	1,478	1,537

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (d)	989	1,009

Series 2016-4A, Class A1, 3.57%, 9/20/2047 (d)	2,972	3,110

Series 2016-4A, Class A2, 4.29%, 9/20/2047 (d)	2,972	3,146

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (d)	1,295	1,388

Series 2017-2A, Class A1, 3.28%, 9/20/2048 (d)	2,023	2,090

HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (d)	466	443

Hilton Grand Vacations Trust Series 2020-AA, Class B, 4.22%, 2/25/2039 ‡ (d)	4,170	4,301

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.38%, 3/25/2036 ‡ (a)	46	45

Home Partners of America Trust Series 2019-1, Class E, 3.60%, 9/17/2039 (d)	4,165	3,996

KGS-Alpha SBA COOF Trust

Series 2012-3, Class A, IO, 3.39%, 9/25/2026 ‡ (a) (d)	197	2

Series 2012-4, Class A, IO, 0.97%, 9/25/2037 ‡ (a) (d)	7,855	195

Series 2012-6, Class A, IO, 0.71%, 5/25/2039 ‡ (a) (d)	5,766	86

Series 2015-2, Class A, IO, 3.67%, 7/25/2041 ‡ (a) (d)	832	98

Long Beach Mortgage Loan Trust

Series 2004-1, Class M1, 0.93%, 2/25/2034 ‡ (a)	535	519

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (d)	2,010	2,027

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (d)	792	798

Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032 ‡	54,884	359

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (d)	1,539	1,650

Mid-State Capital Trust

Series 2010-1, Class A, 3.50%, 12/15/2045 (d)	339	345

Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (d)	523	541

MVW LLC

Series 2020-1A, Class B, 2.73%, 10/20/2037 (d)	2,952	3,028

Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡ (d)	1,968	2,040

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.00%, 11/25/2033 ‡ (e)	241	249

Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038 ‡ (d)	4,837	4,709

Pretium Mortgage Credit Partners I LLC

Series 2019-CFL1, Class A1, 3.72%, 1/25/2059 ‡ (d) (e)	4,870	4,845

Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (d) (e)	8,874	8,791

Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (d) (e)	4,935	4,891

Progress Residential Trust

Series 2017-SFR2, Class C, 3.40%, 12/17/2034 ‡ (d)	2,320	2,331

Series 2019-SFR1, Class E, 4.47%, 8/17/2035 ‡ (d)	6,400	6,575

Series 2019-SFR2, Class E, 4.14%, 5/17/2036 ‡ (d)	6,285	6,471

Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (d)	7,300	7,476

Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (d)	1,325	1,358

PRPM LLC

Series 2019-3A, Class A1, 3.35%, 7/25/2024 ‡ (d) (e)	8,181	8,130

Series 2019-4A, Class A1, 3.35%, 11/25/2024 ‡ (d) (e)	6,239	6,267

Series 2020-1A, Class A1, 2.98%, 2/25/2025 ‡ (d) (e)	5,310	5,282

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	289

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	479	153

Renew (Cayman Islands)

Series 2017-1A, Class A, 3.67%, 9/20/2052 (d)	533	553

Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (d)	346	356

Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (d)	1,724	1,724

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.20%, 1/25/2036 ‡ (e)	71	69

Sierra Timeshare Receivables Funding LLC

Series 2018-3A, Class C, 4.17%, 9/20/2035 ‡ (d)	467	478

Series 2019-1A, Class C, 3.77%, 1/20/2036 ‡ (d)	1,960	1,987

Series 2019-3A, Class B, 2.75%, 8/20/2036 ‡ (d)	6,233	6,291

Structured Asset Securities Corp. Pass-Through Certificates

Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	106	102

Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	314	305

Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (d)	1,247	1,253

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049 ‡ (d) (e)	5,800	5,606

Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049 (d) (e)	5,900	5,802

Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049 ‡ (d) (e)	3,500	3,383

Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (d) (e)	3,777	3,777

Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049 (d) (e)	5,980	5,779

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (d) (e)	3,696	3,658

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (d) (e)	4,010	3,855

Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050 ‡ (d) (e)	5,928	5,884

Series 2020-NPL5, Class A1B, 3.47%, 3/25/2050 ‡ (d) (e)	4,258	4,128

VMD-WL1 4.71%, 1/31/2021	3,417	3,397

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VOLT LXXX LLC

Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (d) (e)	2,538	2,515

Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 (d) (e)	2,800	2,704

VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 ‡ (d) (e)	6,360	6,205

VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (d) (e)	5,313	5,303

VOLT LXXXV LLC

Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (d) (e)	8,480	8,439

Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (d) (e)	7,500	7,177

VOLT LXXXVII LLC

Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (d) (e)	7,840	7,783

Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050 ‡ (d) (e)	4,000	3,875

VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 ‡ (d) (e)	6,484	6,391

VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (d)	810	844

Welk Resorts LLC

Series 2019-AA, Class A, 2.80%, 6/15/2038 (d)	3,635	3,692

Series 2019-AA, Class C, 3.34%, 6/15/2038 (d)	3,595	3,464

Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (d)	4,611	4,766

Total Asset-Backed Securities (Cost $341,647)		344,425

Commercial Mortgage-Backed Securities — 7.5%

BAMLL Commercial Mortgage Securities Trust

Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (d)	2,500	2,690

Series 2016-FR14, Class A, 2.82%, 2/27/2048 (a) (d)	5,185	5,126

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.92%, 5/27/2021 (a) (d)	1,985	1,975

Series 2014-FRR5, Class AK30, PO, 6/27/2045 (d)	4,500	4,139

Series 2016-FR13, Class A, 1.59%, 8/27/2045 (a) (d)	6,365	6,182

Series 2015-FR11, Class AK25, 2.52%, 9/27/2045 (a) (d)	4,500	4,501

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2014-FRR5, Class A714, PO, 1/27/2047 (d)	3,000	2,972

Series 2014-FRR8, Class A, 2.13%, 11/26/2047 (a) (d)	3,585	3,233

Bancorp Commercial Mortgage Trust

Series 2019-CRE5, Class D, 2.51%, 3/15/2036 ‡ (a) (d)	2,000	1,813

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (d)	966	910

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (d)	4,100	3,970

Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (d)	3,575	2,861

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (d)	1,500	1,604

Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (d)	1,247	1,225

Series 2013-CR9, Class XB, IO, 0.25%, 7/10/2045 ‡ (a) (d)	140,329	857

Series 2012-CR2, Class XA, IO, 1.79%, 8/15/2045 ‡ (a)	4,638	108

Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,642

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,716

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,739

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESB, 4.38%, 10/15/2032 ‡ (a) (d)	7,969	8,148

Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (d)	2,900	2,734

CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (d)	1,700	1,252

DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (d)	1,155	1,135

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ09, Class A2, 2.84%, 9/25/2022	1,231	1,277

Series KJ07, Class A2, 2.31%, 12/25/2022	3,043	3,161

Series KS01, Class A2, 2.52%, 1/25/2023	1,892	1,954

Series KPLB, Class A, 2.77%, 5/25/2025	321	349

Series K065, Class A2, 3.24%, 4/25/2027	1,848	2,115

Series K065, Class AM, 3.33%, 5/25/2027	993	1,139

Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	4,823

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA ACES

Series 2016-M2, Class AV2, 2.15%, 1/25/2023	2,978	3,041

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	1,801	1,945

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (a)	4,138	4,479

Series 2015-M3, Class A2, 2.72%, 10/25/2024	2,774	2,971

Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,063	1,135

Series 2015-M2, Class A3, 3.13%, 12/25/2024 (a)	1,939	2,091

Series 2015-M13, Class A2, 2.80%, 6/25/2025 (a)	3,091	3,322

Series 2016-M6, Class A2, 2.49%, 5/25/2026	2,900	3,133

Series 2017-M3, Class A2, 2.57%, 12/25/2026 (a)	1,890	2,044

Series 2017-M15, Class A2, 3.06%, 9/25/2027 (a)	5,000	5,602

Series 2018-M7, Class A2, 3.15%, 3/25/2028 (a)	4,377	4,996

Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	4,615	5,389

Series 2020-M39, Class 1A1, 0.75%, 11/25/2028	16,485	16,363

Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	1,330	1,397

Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (a)	5,625	751

Series 2018-M3, Class A2, 3.19%, 2/25/2030 (a)	1,255	1,443

Series 2020-M39, Class X1, IO, 2.15%, 7/25/2030 (a)	56,670	7,831

FREMF Mortgage Trust

Series 2015-K720, Class B, 3.51%, 7/25/2022 (a) (d)	1,000	1,032

Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (d)	3,099	3,237

Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (d)	1,830	1,955

Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (d)	1,626	1,748

Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (d)	5,075	5,429

Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (d)	3,000	3,122

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	291

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2015-K48, Class B, 3.76%, 8/25/2048 (a) (d)	5,545	5,946

Series 2015-K48, Class C, 3.76%, 8/25/2048 (a) (d)	5,000	5,097

Series 2015-K49, Class C, 3.85%, 10/25/2048 (a) (d)	3,000	3,083

Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (d)	2,100	2,270

Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (d)	1,000	1,090

Series 2016-K722, Class B, 3.98%, 7/25/2049 (a) (d)	5,250	5,506

Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (d)	1,902	2,056

GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.27%, 11/10/2039 ‡ (a) (d)	1,919	4

JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043 ‡ (a)	4,058	4

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK36, 2.18%, 12/27/2046 (a) (d)	3,500	3,289

Series 2014-FRR1, Class BK10, 1.81%, 11/27/2049 (a) (d)	3,500	3,447

Series 2014-FRR1, Class AK10, 4.29%, 11/27/2049 (d)	456	453

Ladder Capital Commercial Mortgage Trust

Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (d)	2,686	3,006

LB-UBS Commercial Mortgage Trust Series 2006-C1, Class XCL, IO, 0.39%, 2/15/2041 ‡ (a) (d)	2,507	—	(b)

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	395	397

Morgan Stanley Capital I Trust Series 2012-C4, Class A3, 2.99%, 3/15/2045	192	192

MRCD Mark Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	5,000	5,146

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (d)	7,000	6,545

Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.88%, 10/15/2049 ‡ (a) (d)	3,500	3,361

PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.81%, 4/14/2036 ‡ (a) (d)	3,000	2,852

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (d)	2,123	2,082

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.25%, 5/10/2045 (a) (d)	5,603	126

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (d)	3,015	3,049

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	896

Series 2012-C2, Class XA, IO, 1.45%, 5/10/2063 ‡ (a) (d)	10,150	196

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,343

VNDO Mortgage Trust

Series 2013-PENN, Class A, 3.81%, 12/13/2029 (d)	2,500	2,499

Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (d)	2,991	3,084

Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (d)	476	—	(b)

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (d)	1,184	1,194

Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (a) (d)	750	661

Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,149	1,166

Total Commercial Mortgage-Backed Securities (Cost $220,624)		231,846

U.S. Treasury Obligations — 0.0% (g)

U.S. Treasury STRIPS Bonds 7.09%, 11/15/2030 (h) (Cost $94)	150	137

	SHARES (000)
Short-Term Investments — 6.5%

Investment Companies — 6.5%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (i) (j) (Cost $201,011)	200,892	201,053

Total Investments — 104.2% (Cost $3,113,774)		3,209,805
Liabilities in Excess of Other Assets — (4.2)%		(129,167)

NET ASSETS — 100.0%		3,080,638

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2020.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.
(f)	Defaulted security.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	The rate shown is the effective yield as of August 31, 2020.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	293

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — 33.9%

Aerospace & Defense — 0.5%

Boeing Co. (The) 4.88%, 5/1/2025	7,100	7,723

Leidos, Inc. 2.95%, 5/15/2023 (a)	4,150	4,365

3.63%, 5/15/2025 (a)	985	1,097

Northrop Grumman Corp. 2.55%, 10/15/2022	10,185	10,655

		23,840

Auto Components — 0.1%

Toyota Industries Corp. (Japan) 3.11%, 3/12/2022 (a)	4,050	4,180

Automobiles — 1.7%

BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (a)	1,826	1,851

3.80%, 4/6/2023 (a)	16,490	17,836

Daimler Finance North America LLC (Germany) 2.85%, 1/6/2022 (a)	1,178	1,211

3.40%, 2/22/2022 (a)	5,000	5,195

2.70%, 6/14/2024 (a)	6,150	6,523

Hyundai Capital America 3.95%, 2/1/2022 (a)	1,500	1,555

3.00%, 6/20/2022 (a)	1,445	1,490

2.85%, 11/1/2022 (a)	7,987	8,262

2.38%, 2/10/2023 (a)	7,302	7,482

5.75%, 4/6/2023 (a)	7,500	8,349

Volkswagen Group of America Finance LLC (Germany) 4.00%, 11/12/2021 (a)	2,700	2,809

2.90%, 5/13/2022 (a)	13,965	14,491

		77,054

Banks — 15.7%

ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021 (a)	4,075	4,109

3.40%, 8/27/2021 (a)	3,700	3,803

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	2,415	2,645

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	4,465	4,844

ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022 (a)	3,000	3,105

ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	1,256	1,360

Australia & New Zealand Banking Group Ltd. (Australia) 4.88%, 1/12/2021 (a)	1,000	1,017

2.63%, 11/9/2022	6,055	6,364

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Banco Santander SA (Spain) 2.71%, 6/27/2024	15,000	15,999

2.75%, 5/28/2025	4,400	4,677

Bank of America Corp. 5.00%, 5/13/2021	4,605	4,756

(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (b)	13,625	13,927

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b)	5,370	5,559

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	5,450	5,744

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	13,480	14,662

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	9,635	10,511

2.00%, 2/21/2025 (a)	7,750	8,142

Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	14,818	15,340

1.95%, 2/1/2023	2,285	2,366

Banque Federative du Credit Mutuel SA (France) 2.70%, 7/20/2022 (a)	6,000	6,241

2.13%, 11/21/2022 (a)	11,835	12,240

3.75%, 7/20/2023 (a)	1,480	1,609

Barclays Bank plc (United Kingdom) 5.14%, 10/14/2020	1,310	1,316

10.18%, 6/12/2021 (a)	2,080	2,222

1.70%, 5/12/2022	7,470	7,607

Barclays plc (United Kingdom) 3.68%, 1/10/2023	2,835	2,940

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (b)	7,355	7,733

BBVA USA 3.50%, 6/11/2021	2,820	2,878

2.88%, 6/29/2022	3,824	3,934

BNP Paribas SA (France) 2.95%, 5/23/2022 (a)	5,000	5,197

3.50%, 3/1/2023 (a)	2,100	2,236

3.80%, 1/10/2024 (a)	14,267	15,542

BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (a)	5,410	5,616

Canadian Imperial Bank of Commerce (Canada) 0.95%, 6/23/2023	4,480	4,534

(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	2,500	2,597

3.10%, 4/2/2024	4,805	5,205

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Banks — continued

Citigroup, Inc. 2.70%, 10/27/2022	2,500	2,615

(SOFR + 0.87%), 2.31%, 11/4/2022 (b)	3,960	4,040

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (b)	13,924	14,407

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	6,966	7,260

(SOFR + 2.75%), 3.11%, 4/8/2026 (b)	8,525	9,249

Citizens Bank NA 2.55%, 5/13/2021	3,640	3,690

Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,620	1,646

Cooperatieve Rabobank UA (Netherlands)

2.75%, 1/10/2022	500	517

3.88%, 2/8/2022	2,000	2,102

Credit Agricole SA (France) 3.38%, 1/10/2022 (a)	5,000	5,184

3.75%, 4/24/2023 (a)	8,885	9,591

3.88%, 4/15/2024 (a)	6,095	6,756

(SOFR Index + 1.68%), 1.91%, 6/16/2026 (a) (b)	3,990	4,120

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	3,000	3,190

3.80%, 6/9/2023	5,550	5,994

Danske Bank A/S (Denmark) 2.00%, 9/8/2021 (a)	800	813

Discover Bank 3.20%, 8/9/2021	3,000	3,071

DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	14,706	15,263

Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	4,430	4,625

Fifth Third Bancorp 3.50%, 3/15/2022	1,000	1,044

2.60%, 6/15/2022	6,850	7,099

2.38%, 1/28/2025	3,196	3,394

First Horizon National Corp. 3.50%, 12/15/2020	1,970	1,981

HSBC Holdings plc (United Kingdom) 2.95%, 5/25/2021	3,710	3,781

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (b)	5,218	5,426

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	6,364	6,678

(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	8,890	8,961

HSBC USA, Inc. 9.30%, 6/1/2021	1,400	1,485

Huntington Bancshares, Inc. 7.00%, 12/15/2020	1,815	1,849

3.15%, 3/14/2021	803	813

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

ING Groep NV (Netherlands) 4.10%, 10/2/2023	7,700	8,499

KeyBank NA 2.50%, 11/22/2021	750	770

KeyCorp 2.90%, 9/15/2020	4,000	4,004

Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	13,774	14,044

2.25%, 8/14/2022	600	621

Lloyds Banking Group plc (United Kingdom) 3.00%, 1/11/2022	1,200	1,241

(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (b)	17,350	17,925

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (b)	6,845	6,911

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	5,850	6,432

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.54%, 7/26/2021	1,600	1,645

3.22%, 3/7/2022	1,400	1,458

2.62%, 7/18/2022	800	832

2.67%, 7/25/2022	3,535	3,675

3.76%, 7/26/2023	4,272	4,654

3.41%, 3/7/2024	2,970	3,236

2.19%, 2/25/2025	13,695	14,405

1.41%, 7/17/2025	5,310	5,402

Mizuho Financial Group, Inc. (Japan) 2.95%, 2/28/2022	4,290	4,446

2.60%, 9/11/2022	536	558

(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (b)	5,022	5,208

(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024 (b)	21,195	21,453

National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	3,890	4,022

2.10%, 2/1/2023	5,755	5,958

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (b)	3,750	3,772

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (b)	6,535	6,818

3.88%, 9/12/2023	7,780	8,442

NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023 (a)	6,015	6,214

Nordea Bank Abp (Finland) 4.88%, 5/13/2021 (a)	700	720

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	295

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Banks — continued

4.25%, 9/21/2022 (a)	870	926

1.00%, 6/9/2023 (a)	3,120	3,161

3.75%, 8/30/2023 (a)	1,115	1,207

Royal Bank of Canada (Canada) 1.95%, 1/17/2023	6,800	7,047

Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	5,000	5,048

2.88%, 8/5/2021	5,100	5,215

3.57%, 1/10/2023	10,000	10,354

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,661

Santander UK plc (United Kingdom) 2.13%, 11/3/2020	1,000	1,003

2.10%, 1/13/2023	6,070	6,285

Skandinaviska Enskilda Banken AB (Sweden) 2.63%, 11/17/2020 (a)	850	854

2.80%, 3/11/2022	1,700	1,763

3.05%, 3/25/2022 (a)	1,600	1,664

0.85%, 9/2/2025 (a)	7,160	7,155

Societe Generale SA (France) 3.25%, 1/12/2022 (a)	1,905	1,967

4.25%, 9/14/2023 (a)	2,850	3,092

3.88%, 3/28/2024 (a)	2,890	3,129

2.63%, 10/16/2024 (a)	4,570	4,776

2.63%, 1/22/2025 (a)	3,500	3,662

1.38%, 7/8/2025 (a)	9,555	9,775

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (a) (b)	12,840	13,072

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (b)	15,645	16,275

Sumitomo Mitsui Financial Group, Inc. (Japan) 2.44%, 10/19/2021	900	921

2.85%, 1/11/2022	1,890	1,951

2.78%, 7/12/2022	3,010	3,139

1.47%, 7/8/2025	4,045	4,131

Svenska Handelsbanken AB (Sweden) 2.45%, 3/30/2021	1,000	1,013

0.63%, 6/30/2023 (a)	3,350	3,361

Truist Bank 2.85%, 4/1/2021	300	304

2.80%, 5/17/2022	1,500	1,561

(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (b)	1,610	1,655

1.25%, 3/9/2023	7,780	7,932

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Truist Financial Corp. 2.90%, 3/3/2021	3,125	3,160

2.05%, 5/10/2021	2,500	2,527

3.05%, 6/20/2022	8,275	8,644

Wells Fargo & Co. 2.50%, 3/4/2021	7,634	7,719

2.10%, 7/26/2021	8,248	8,376

3.07%, 1/24/2023	7,095	7,340

3.75%, 1/24/2024	600	655

(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	13,175	13,470

(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	4,065	4,248

Wells Fargo Bank NA 3.63%, 10/22/2021	3,300	3,418

(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022 (b)	1,100	1,120

		728,322

Beverages — 0.2%

Coca-Cola European Partners plc (United Kingdom) 3.50%, 9/15/2020	1,460	1,462

3.25%, 8/19/2021	350	354

Constellation Brands, Inc. 3.75%, 5/1/2021	2,000	2,044

Keurig Dr Pepper, Inc. 3.55%, 5/25/2021	1,000	1,024

2.53%, 11/15/2021	1,255	1,282

3.13%, 12/15/2023	1,735	1,868

Pernod Ricard SA (France) 5.75%, 4/7/2021 (a)	415	428

4.45%, 1/15/2022 (a)	600	632

		9,094

Biotechnology — 0.7%

AbbVie, Inc. 5.00%, 12/15/2021 (a)	420	439

2.30%, 11/21/2022 (a)	19,695	20,467

2.60%, 11/21/2024 (a)	5,500	5,894

Gilead Sciences, Inc. 4.40%, 12/1/2021	5,015	5,211

		32,011

Building Products — 0.0% (c)

Masco Corp. 3.50%, 4/1/2021	815	826

Capital Markets — 4.2%

Ameriprise Financial, Inc. 3.00%, 3/22/2022	1,035	1,075

3.00%, 4/2/2025	4,755	5,206

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Capital Markets — continued

Credit Suisse AG (Switzerland) 1.00%, 5/5/2023	9,135	9,270

Credit Suisse Group AG (Switzerland) 3.57%, 1/9/2023 (a)	24,956	25,912

Deutsche Bank AG (Germany) 3.13%, 1/13/2021	12,000	12,092

3.15%, 1/22/2021	1,325	1,336

Goldman Sachs Group, Inc. (The) 2.88%, 2/25/2021	1,000	1,010

5.25%, 7/27/2021	7,063	7,375

2.35%, 11/15/2021	1,200	1,205

3.00%, 4/26/2022	2,375	2,414

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (b)	18,799	19,288

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	6,825	7,103

3.50%, 4/1/2025	8,685	9,623

Macquarie Bank Ltd. (Australia) 2.10%, 10/17/2022 (a)	13,725	14,203

3.90%, 1/15/2026 (a)	6,880	7,883

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (b)	2,000	2,093

Morgan Stanley 5.75%, 1/25/2021	4,236	4,327

3.13%, 1/23/2023	10,319	10,941

3.75%, 2/25/2023	4,362	4,708

4.00%, 7/23/2025	3,205	3,667

(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	4,805	5,055

Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	8,625	8,788

State Street Corp.

(SOFR + 2.69%), 2.82%, 3/30/2023 (a) (b)	5,355	5,549

UBS AG (Switzerland) 1.75%, 4/21/2022 (a)	8,310	8,479

UBS Group AG (Switzerland) 2.65%, 2/1/2022 (a)	3,626	3,738

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (b)	8,160	8,205

4.13%, 9/24/2025 (a)	5,000	5,730

		196,275

Chemicals — 0.0% (c)

International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	651	652

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — 2.4%

AerCap Ireland Capital DAC (Ireland) 3.95%, 2/1/2022	1,105	1,119

3.50%, 5/26/2022	1,625	1,634

4.63%, 7/1/2022	7,540	7,726

3.30%, 1/23/2023	3,500	3,494

American Express Co. 3.00%, 2/22/2021	1,000	1,010

American Honda Finance Corp. 2.05%, 1/10/2023	4,674	4,850

0.88%, 7/7/2023	9,380	9,465

Avolon Holdings Funding Ltd. (Ireland) 5.13%, 10/1/2023 (a)	4,787	4,653

5.25%, 5/15/2024 (a)	2,625	2,546

Capital One Financial Corp. 3.05%, 3/9/2022	5,340	5,536

3.20%, 1/30/2023	2,500	2,643

2.60%, 5/11/2023	6,365	6,674

3.75%, 4/24/2024	6,775	7,422

Caterpillar Financial Services Corp. 1.93%, 10/1/2021	1,952	1,986

2.95%, 2/26/2022	7,135	7,419

1.90%, 9/6/2022	6,140	6,330

John Deere Capital Corp. 0.70%, 7/5/2023	5,900	5,957

Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (a)	2,250	2,234

4.50%, 3/15/2023 (a)	1,490	1,422

5.50%, 2/15/2024 (a)	5,000	4,929

Toyota Motor Credit Corp. 1.15%, 5/26/2022	14,550	14,780

2.90%, 3/30/2023	8,880	9,443

		113,272

Diversified Financial Services — 0.2%

AIG Global Funding 3.35%, 6/25/2021 (a)	1,685	1,727

2.70%, 12/15/2021 (a)	1,700	1,752

CK Hutchison International 17 II Ltd. (United Kingdom) 2.25%, 9/29/2020 (a)	513	514

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	1,200	1,232

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.41%, 2/28/2022 (a)	685	708

3.96%, 9/19/2023 (a)	1,000	1,080

		7,013

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	297

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Electric Utilities — 0.8%

Edison International 2.95%, 3/15/2023	7,680	7,907

Emera US Finance LP (Canada) 2.70%, 6/15/2021	1,930	1,960

Enel Finance International NV (Italy) 2.88%, 5/25/2022 (a)	3,100	3,207

Entergy Corp. 0.90%, 9/15/2025	2,915	2,913

Entergy Louisiana LLC 4.80%, 5/1/2021	310	316

Exelon Corp. 3.50%, 6/1/2022 (d)	850	890

Florida Power & Light Co.

(ICE LIBOR USD 3 Month + 0.38%), 0.64%, 7/28/2023 (b)	10,040	10,050

NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	860	893

Progress Energy, Inc. 4.40%, 1/15/2021	6,135	6,166

Southern California Edison Co. 1.85%, 2/1/2022	356	355

Xcel Energy, Inc. 2.60%, 3/15/2022	1,300	1,344

		36,001

Energy Equipment & Services — 0.0% (c)

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	1,190	1,245

Equity Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp. 2.25%, 1/15/2022	1,000	1,025

3.00%, 6/15/2023	3,140	3,346

WEA Finance LLC (France) 3.25%, 10/5/2020 (a)	700	701

		5,072

Food Products — 0.2%

Cargill, Inc. 3.25%, 11/15/2021 (a)	2,775	2,873

1.38%, 7/23/2023 (a)	4,420	4,525

McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,063

		8,461

Gas Utilities — 0.2%

Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	7,023	7,043

Health Care Providers & Services — 0.2%

Anthem, Inc. 2.50%, 11/21/2020	833	837

Cigna Corp. 4.13%, 9/15/2020	3,014	3,018

3.75%, 7/15/2023	1,330	1,448

CVS Health Corp. 3.70%, 3/9/2023	3,771	4,059

		9,362

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Products — 0.0% (c)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	800	827

Independent Power and Renewable Electricity Producers — 0.2%

Exelon Generation Co. LLC 3.40%, 3/15/2022	1,798	1,872

3.25%, 6/1/2025	4,675	5,152

		7,024

Industrial Conglomerates — 0.5%

Honeywell International, Inc. 0.48%, 8/19/2022	18,845	18,888

Roper Technologies, Inc. 3.00%, 12/15/2020	830	834

1.00%, 9/15/2025	3,435	3,457

		23,179

Insurance — 1.5%

American International Group, Inc. 3.30%, 3/1/2021	4,015	4,064

Athene Global Funding 4.00%, 1/25/2022 (a)	600	626

3.00%, 7/1/2022 (a)	3,863	3,997

2.75%, 6/25/2024 (a)	2,970	3,123

Jackson National Life Global Funding 3.30%, 6/11/2021 (a)	1,400	1,433

3.30%, 2/1/2022 (a)	1,295	1,346

2.50%, 6/27/2022 (a)	9,615	9,962

Liberty Mutual Group, Inc. 5.00%, 6/1/2021 (a)	800	826

4.95%, 5/1/2022 (a)	500	533

Lincoln National Corp. 4.20%, 3/15/2022	600	634

Marsh & McLennan Cos., Inc. 3.50%, 12/29/2020	565	571

MassMutual Global Funding II 2.00%, 4/15/2021 (a)	2,272	2,297

0.85%, 6/9/2023 (a)	5,690	5,757

Metropolitan Life Global Funding I 3.38%, 1/11/2022 (a)	1,500	1,562

2.40%, 6/17/2022 (a)	1,650	1,708

3.00%, 1/10/2023 (a)	5,600	5,935

1.95%, 1/13/2023 (a)	4,955	5,129

Nationwide Financial Services, Inc. 5.38%, 3/25/2021 (a)	707	723

Pricoa Global Funding I 2.55%, 11/24/2020 (a)	4,417	4,436

3.45%, 9/1/2023 (a)	466	507

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Insurance — continued

Principal Life Global Funding II 2.25%, 11/21/2024 (a)	6,890	7,302

Protective Life Global Funding 1.08%, 6/9/2023 (a)	2,735	2,774

Reliance Standard Life Global Funding II 2.15%, 1/21/2023 (a)	3,770	3,868

3.85%, 9/19/2023 (a)	1,388	1,498

WR Berkley Corp. 5.38%, 9/15/2020	500	501

		71,112

Metals & Mining — 0.2%

Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	9,180	9,157

Multi-Utilities — 0.2%

Ameren Corp. 2.70%, 11/15/2020	552	554

NiSource, Inc. 0.95%, 8/15/2025	7,710	7,729

Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	513

		8,796

Oil, Gas & Consumable Fuels — 0.6%

APT Pipelines Ltd. (Australia) 3.88%, 10/11/2022 (a)	5,800	6,095

BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a)	1,990	2,063

BP Capital Markets America, Inc. 4.50%, 10/1/2020	470	472

2.94%, 4/6/2023	4,027	4,273

BP Capital Markets plc (United Kingdom) 3.99%, 9/26/2023	3,170	3,494

Enbridge Energy Partners LP 4.20%, 9/15/2021	750	772

Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	416

Marathon Petroleum Corp. 3.40%, 12/15/2020	1,350	1,358

MPLX LP 1.75%, 3/1/2026	7,525	7,522

Pioneer Natural Resources Co. 3.45%, 1/15/2021	425	428

Texas Gas Transmission LLC 4.50%, 2/1/2021 (a)	1,100	1,106

TransCanada PipeLines Ltd. (Canada) 3.80%, 10/1/2020	715	717

		28,716

Pharmaceuticals — 0.4%

Bristol-Myers Squibb Co. 3.55%, 8/15/2022	5,985	6,357

2.75%, 2/15/2023	1,500	1,587

Mylan NV 3.15%, 6/15/2021	1,610	1,640

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	1,072	1,094

2.88%, 9/23/2023	8,647	9,207

		19,885

Real Estate Management & Development — 0.1%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (a)	3,000	3,081

Road & Rail — 0.2%

Penske Truck Leasing Co. LP 3.65%, 7/29/2021 (a)	1,000	1,026

Ryder System, Inc. 3.50%, 6/1/2021	645	660

3.35%, 9/1/2025	2,705	2,979

SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022 (a)	6,200	6,324

		10,989

Specialty Retail — 0.2%

Advance Auto Parts, Inc. 4.50%, 1/15/2022	1,200	1,247

AutoZone, Inc. 2.50%, 4/15/2021	1,000	1,010

3.63%, 4/15/2025	5,285	5,927

O’Reilly Automotive, Inc. 3.80%, 9/1/2022	725	766

		8,950

Thrifts & Mortgage Finance — 1.2%

BPCE SA (France) 2.75%, 12/2/2021	500	515

3.00%, 5/22/2022 (a)	18,850	19,584

4.00%, 9/12/2023 (a)	5,195	5,673

Nationwide Building Society (United Kingdom) 2.00%, 1/27/2023 (a)	5,085	5,259

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(b)	8,115	8,485

(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (b)	6,285	6,698

1.00%, 8/28/2025 (a)	8,220	8,220

		54,434

Tobacco — 0.8%

Altria Group, Inc. 2.85%, 8/9/2022	4,818	5,029

2.35%, 5/6/2025	1,645	1,750

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	2,700	2,912

Philip Morris International, Inc. 2.63%, 2/18/2022	12,340	12,715

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	299

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Tobacco — continued

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	11,059	12,590

		34,996

Trading Companies & Distributors — 0.6%

Air Lease Corp. 2.25%, 1/15/2023	3,095	3,103

2.75%, 1/15/2023	6,305	6,334

4.25%, 9/15/2024	2,500	2,608

2.88%, 1/15/2026	8,340	8,286

Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	4,330	4,453

BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021 (a)	1,900	1,913

		26,697

Wireless Telecommunication Services — 0.0% (c)

Crown Castle Towers LLC 3.72%, 7/15/2023 (a)	1,400	1,459

Total Corporate Bonds (Cost $1,533,709)		1,569,025

Asset-Backed Securities — 20.8%

ACC Trust

Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	5,239	5,267

American Credit Acceptance Receivables Trust

Series 2017-1, Class D, 3.54%, 3/13/2023 (a)	4,243	4,259

Series 2019-1, Class B, 3.32%, 4/12/2023 (a)	1,225	1,230

Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	2,293	2,308

Series 2019-3, Class B, 2.59%, 8/14/2023 (a)	4,900	4,950

Series 2018-2, Class D, 4.07%, 7/10/2024 (a)	1,250	1,283

Series 2018-3, Class D, 4.14%, 10/15/2024 (a)	3,080	3,168

Series 2018-4, Class D, 4.40%, 1/13/2025 (a)	4,000	4,162

Series 2019-2, Class C, 3.17%, 6/12/2025 (a)	7,000	7,118

Series 2019-2, Class D, 3.41%, 6/12/2025 (a)	8,625	8,865

Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	4,907	4,999

Series 2019-4, Class C, 2.69%, 12/12/2025 (a)	5,500	5,616

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-1, Class C, 2.19%, 3/13/2026 (a)	4,270	4,319

Series 2020-2, Class D, 5.65%, 5/13/2026 (a)	4,000	4,391

Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	6,150	6,186

AmeriCredit Automobile Receivables Trust

Series 2016-4, Class D, 2.74%, 12/8/2022	1,400	1,421

Series 2018-2, Class A3, 3.15%, 3/20/2023	3,426	3,467

Series 2017-3, Class B, 2.24%, 6/19/2023	4,816	4,835

Series 2018-2, Class B, 3.45%, 6/18/2024	3,000	3,093

AMSR Trust

Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,695	5,703

Series 2020-SFR3, Class B, 1.81%, 9/17/2037 (a)	9,780	9,784

Amur Equipment Finance Receivables V LLC

Series 2018-1A, Class A2, 3.24%, 12/20/2023 (a)	2,525	2,543

Amur Equipment Finance Receivables VIII LLC

Series 2020-1A, Class A2, 1.68%, 8/20/2025 (a)	2,145	2,152

Aqua Finance Trust

Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	4,385	4,392

BCC Funding Corp. XVI LLC

Series 2019-1A, Class A2, 2.46%, 8/20/2024 (a)	8,626	8,692

Bear Stearns Asset-Backed Securities Trust

Series 2003-SD2, Class 2A, 3.60%, 6/25/2043 ‡ (e)	187	190

British Airways Pass-Through Trust (United Kingdom)

Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,725	1,651

BXG Receivables Note Trust

Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	178	178

Capital Auto Receivables Asset Trust

Series 2017-1, Class D, 3.15%, 2/20/2025 (a)	3,046	3,110

CarMax Auto Owner Trust

Series 2017-4, Class A3, 2.11%, 10/17/2022	526	529

Carnow Auto Receivables Trust

Series 2019-1A, Class A, 2.72%, 11/15/2022 (a)	7,863	7,924

Series 2019-1A, Class B, 2.71%, 4/17/2023 (a)	6,250	6,303

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Series 2019-1A, Class C, 3.36%, 6/17/2024 (a)	1,000	1,009

CarNow Auto Receivables Trust

Series 2020-1A, Class A, 1.76%, 2/15/2023 (a)	4,797	4,805

Carvana Auto Receivables Trust

Series 2019-1A, Class A3, 3.08%, 11/15/2022 (a)	3,084	3,100

Series 2019-2A, Class A3, 2.58%, 3/15/2023 (a)	8,856	8,923

Series 2019-3A, Class B, 2.51%, 4/15/2024 (a)	4,070	4,163

Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	2,946	2,999

CIG Auto Receivables Trust

Series 2017-1A, Class A, 2.71%, 5/15/2023 (a)	206	206

Series 2019-1A, Class A, 3.33%, 8/15/2024 (a)	943	955

CNH Equipment Trust

Series 2017-B, Class A3, 1.86%, 9/15/2022	449	451

Colony American Finance Ltd. (Cayman Islands)

Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	1,532	1,535

Consumer Loan Underlying Bond Credit Trust

Series 2018-P1, Class A, 3.39%, 7/15/2025 (a)	25	25

Series 2018-P3, Class A, 3.82%, 1/15/2026 (a)	183	184

CPS Auto Receivables Trust

Series 2019-B, Class A, 2.89%, 5/16/2022 (a)	68	68

Series 2019-A, Class A, 3.18%, 6/15/2022 (a)	112	112

Series 2019-C, Class A, 2.55%, 9/15/2022 (a)	710	712

Series 2019-B, Class B, 3.09%, 4/17/2023 (a)	760	769

Series 2020-A, Class A, 2.09%, 5/15/2023 (a)	2,147	2,165

Series 2017-C, Class D, 3.79%, 6/15/2023 (a)	2,000	2,032

Series 2019-C, Class B, 2.63%, 8/15/2023 (a)	4,785	4,846

Series 2019-D, Class B, 2.35%, 11/15/2023 (a)	4,915	4,968

Series 2019-A, Class B, 3.58%, 12/16/2024 (a)	3,060	3,096

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-B, Class D, 3.69%, 3/17/2025 (a)	2,000	2,050

CPS Auto Trust

Series 2018-C, Class B, 3.43%, 7/15/2022 (a)	335	336

Credit Acceptance Auto Loan Trust

Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	609	610

Series 2018-1A, Class A, 3.01%, 2/16/2027 (a)	1,454	1,461

Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	3,750	3,789

Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	4,000	4,105

Series 2018-3A, Class A, 3.55%, 8/15/2027 (a)	7,178	7,289

Series 2019-1A, Class A, 3.33%, 2/15/2028 (a)	10,000	10,275

Series 2019-3A, Class B, 2.86%, 1/16/2029 (a)	4,250	4,376

Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	8,835	9,049

Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	1,955	1,962

CWABS, Inc. Asset-Backed Certificates Trust

Series 2004-6, Class M1, 1.08%, 10/25/2034 (e)	135	126

Delta Air Lines Pass-Through Trust

Series 2002-1, Class G-1, 6.72%, 1/2/2023	1,418	1,361

Diamond Resorts Owner Trust

Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	8,226	8,386

Drive Auto Receivables Trust

Series 2017-2, Class E, 5.27%	7,694	8,030

Series 2019-1, Class B, 3.41%, 6/15/2023	5,164	5,194

Series 2019-2, Class B, 3.17%, 11/15/2023	710	719

Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	5,371	5,438

Series 2018-2, Class D, 4.14%, 8/15/2024	5,125	5,328

Series 2018-5, Class C, 3.99%, 1/15/2025	5,000	5,144

Series 2018-4, Class D, 4.09%, 1/15/2026	1,625	1,698

DT Auto Owner Trust

Series 2019-1A, Class A, 3.08%, 9/15/2022 (a)	334	335

Series 2018-3A, Class B, 3.56%, 9/15/2022 (a)	2,595	2,609

Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	66	66

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	301

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Series 2019-2A, Class B, 2.99%, 4/17/2023 (a)	1,670	1,694

Series 2019-1A, Class B, 3.41%, 4/17/2023 (a)	3,675	3,706

Series 2019-3A, Class B, 2.60%, 5/15/2023 (a)	1,885	1,905

Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	2,987	3,004

Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	355	356

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	1,500	1,541

Series 2019-4A, Class B, 2.36%, 1/16/2024 (a)	1,700	1,724

Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	2,000	2,032

Series 2018-3A, Class C, 3.79%, 7/15/2024 (a)	8,000	8,172

Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	8,500	8,785

Series 2017-4A, Class E, 5.15%, 11/15/2024 (a)	9,550	9,770

Series 2019-3A, Class C, 2.74%, 4/15/2025 (a)	6,120	6,213

Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	4,486	4,540

Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	10,900	11,141

Series 2020-1A, Class C, 2.29%, 11/17/2025 (a)	7,140	7,254

Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	3,250	3,387

Exeter Automobile Receivables Trust

Series 2019-2A, Class A, 2.93%, 7/15/2022 (a)	114	114

Series 2019-3A, Class A, 2.59%, 9/15/2022 (a)	404	406

Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	2,310	2,333

Series 2018-1A, Class C, 3.03%, 1/17/2023 (a)	303	305

Series 2019-1A, Class B, 3.45%, 2/15/2023 (a)	2,543	2,555

Series 2016-2A, Class D, 8.25%, 4/17/2023 (a)	8,748	8,925

Series 2020-1A, Class A, 2.05%, 6/15/2023 (a)	3,101	3,122

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	4,550	4,640

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3A, Class B, 2.58%, 8/15/2023 (a)	4,565	4,614

Series 2018-4A, Class C, 3.97%, 9/15/2023 (a)	7,000	7,121

Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	5,000	5,130

Series 2017-1A, Class D, 6.20%, 11/15/2023 (a)	2,635	2,717

Series 2019-4A, Class B, 2.30%, 12/15/2023 (a)	7,965	8,051

Series 2020-1A, Class B, 2.26%, 4/15/2024 (a)	3,025	3,064

Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	6,000	6,291

Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	4,065	4,102

Fair Square Issuance Trust

Series 2020-AA, Class A, 2.90%, 9/20/2024 (a)	7,050	7,051

FHLMC Structured Pass-Through Securities Certificates

Series T-20, Class A6, 7.49%, 9/25/2029 (d)	2	2

First Investors Auto Owner Trust

Series 2017-3A, Class A2, 2.41%, 12/15/2022 (a)	179	179

Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	671	672

Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	1,085	1,091

Series 2017-1A, Class E, 5.86%, 11/15/2023 (a)	4,360	4,464

Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	2,000	2,028

Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	1,097	1,112

Series 2018-2A, Class D, 4.28%, 1/15/2025 (a)	3,440	3,595

Series 2020-1A, Class C, 2.55%, 2/17/2026 (a)	2,000	2,055

FirstKey Homes Trust

Series 2020-SFR1, Class A, 1.34%, 9/17/2025 (a)	6,005	6,017

Series 2020-SFR1, Class C, 1.94%, 9/17/2025 (a)	2,307	2,304

Flagship Credit Auto Trust

Series 2015-3, Class C, 4.65%, 3/15/2022 (a)	339	339

Series 2018-1, Class A, 2.59%, 6/15/2022 (a)	82	82

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Series 2018-1, Class B, 3.13%, 1/17/2023 (a)	1,600	1,614

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	2,013	2,028

Series 2018-4, Class A, 3.41%, 5/15/2023 (a)	1,226	1,241

Series 2019-1, Class A, 3.11%, 8/15/2023 (a)	2,699	2,739

Series 2017-3, Class C, 2.91%, 9/15/2023 (a)	4,250	4,313

Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	3,130	3,171

Series 2016-2, Class D, 8.56%, 11/15/2023 (a)	4,000	4,151

Series 2019-3, Class A, 2.33%, 2/15/2024 (a)	2,093	2,125

Series 2018-4, Class C, 4.11%, 10/15/2024 (a)	4,500	4,717

Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	3,750	3,915

Series 2019-3, Class C, 2.74%, 10/15/2025 (a)	6,000	6,209

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	2,970	3,070

Ford Credit Auto Owner Trust

Series 2019-C, Class A3, 1.87%, 3/15/2024	460	471

Series 2016-1, Class A, 2.31%, 8/15/2027 (a)	2,700	2,720

Foundation Finance Trust

Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	8,768	9,037

Foursight Capital Automobile Receivables Trust

Series 2018-1, Class E, 5.56%, 1/16/2024 (a)	2,500	2,625

FREED ABS Trust

Series 2018-1, Class A, 3.61%, 7/18/2024 (a)	72	72

Series 2019-1, Class A, 3.42%, 6/18/2026 (a)	190	191

Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	3,740	3,743

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	5,294	5,295

Series 2020-3FP, Class A, 2.40%, 9/20/2027 (a)	2,100	2,091

GLS Auto Receivables Issuer Trust

Series 2019-1A, Class A, 3.37%, 1/17/2023 (a)	736	741

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3A, Class A, 2.58%, 7/17/2023 (a)	1,600	1,616

Series 2019-2A, Class B, 3.32%, 3/15/2024 (a)	1,250	1,288

Series 2019-3A, Class B, 2.72%, 6/17/2024 (a)	2,000	2,039

Series 2019-4A, Class B, 2.78%, 9/16/2024 (a)	3,500	3,587

Series 2019-1A, Class B, 3.65%, 12/16/2024 (a)	1,000	1,021

Series 2019-1A, Class C, 3.87%, 12/16/2024 (a)	4,831	4,994

Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	9,200	9,404

Series 2020-2A, Class C, 4.57%, 4/15/2026 (a)	5,250	5,637

GLS Auto Receivables Trust

Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	441	443

Series 2018-3A, Class A, 3.35%, 8/15/2022 (a)	274	275

GMF Floorplan Owner Revolving Trust

Series 2018-4, Class B, 3.68%, 9/15/2023 (a)	4,760	4,819

Hilton Grand Vacations Trust

Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	672	695

Kabbage Funding LLC

Series 2019-1, Class A, 3.83%, 3/15/2024 ‡ (a)	1,591	1,576

Legacy Mortgage Asset Trust

Series 2019-GS5, Class A1, 3.20%, 5/25/2059 ‡ (a) (d)	2,481	2,468

Lending Point Asset Securitization Trust

Series 2020-1, Class A, 2.51%, 2/10/2026 (a)	4,466	4,466

Lendmark Funding Trust

Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	6,400	6,264

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	664	667

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	11,418	11,516

Mariner Finance Issuance Trust

Series 2018-AA, Class A, 4.20%, 11/20/2030 (a)	12,490	12,605

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	303

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	7,845	7,970

Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	4,900	4,914

Marlette Funding Trust

Series 2018-4A, Class A, 3.71%, 12/15/2028 (a)	571	575

Series 2019-1A, Class A, 3.44%, 4/16/2029 (a)	2,924	2,953

Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	538	543

Series 2019-3A, Class A, 2.69%, 9/17/2029 (a)	6,272	6,321

Series 2020-1A, Class A, 2.24%, 3/15/2030 (a)	1,983	1,999

Mercedes-Benz Auto Lease Trust

Series 2019-A, Class A4, 3.25%, 10/15/2024	1,500	1,530

Morgan Stanley ABS Capital I, Inc. Trust

Series 2003-SD1, Class M1, 2.43%, 3/25/2033 ‡ (e)	239	229

MVW LLC

Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	4,108	4,175

NCUA Guaranteed Notes Trust

Series 2010-A1, Class A, 0.50%, 12/7/2020 (e)	2,033	2,033

Nissan Auto Lease Trust

Series 2020-A, Class A2A, 1.80%, 5/16/2022	4,488	4,522

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	3,230	3,267

OneMain Financial Issuance Trust

Series 2019-1A, Class A, 3.48%, 2/14/2031 (a)	9,130	9,347

Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	683	685

Oportun Funding IX LLC

Series 2018-B, Class A, 3.91%, 7/8/2024 (a)	11,000	11,193

Series 2018-B, Class B, 4.50%, 7/8/2024 (a)	2,000	2,015

Oportun Funding XIII LLC

Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	5,950	5,964

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prestige Auto Receivables Trust

Series 2016-1A, Class D, 5.15%, 11/15/2021 (a)	2,982	2,996

Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	2,500	2,535

Series 2019-1A, Class B, 2.53%, 1/16/2024 (a)	4,000	4,069

Pretium Mortgage Credit Partners I LLC

Series 2019-CFL1, Class A1, 3.72%, 1/25/2059 ‡ (a) (d)	3,641	3,622

Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (a) (d)	5,702	5,649

Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (a) (d)	4,886	4,842

Series 2020-NPL2, Class A1, 3.72%, 2/27/2060 ‡ (a) (d)	1,784	1,786

Progress Residential Trust

Series 2017-SFR1, Class D, 3.57%, 8/17/2034 ‡ (a)	2,000	2,038

Series 2018-SFR3, Class C, 4.18%, 10/17/2035 (a)	2,000	2,060

Series 2018-SFR3, Class D, 4.43%, 10/17/2035 (a)	2,500	2,586

Prosper Marketplace Issuance Trust

Series 2019-1A, Class A, 3.54%, 4/15/2025 (a)	139	140

Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	5,259	5,285

Series 2019-2A, Class A, 3.20%, 9/15/2025 (a)	476	477

PRPM LLC

Series 2019-3A, Class A1, 3.35%, 7/25/2024 ‡ (a) (d)	1,336	1,327

Regional Management Issuance Trust

Series 2018-1, Class A, 3.83%, 7/15/2027 (a)	2,231	2,233

Santander Consumer Auto Receivables Trust

Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	2,984	3,204

Santander Drive Auto Receivables Trust

Series 2017-3, Class C, 2.76%, 12/15/2022	371	372

Series 2018-4, Class B, 3.27%, 1/17/2023	1,295	1,297

Series 2018-5, Class C, 3.81%, 12/16/2024	8,200	8,335

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Santander Retail Auto Lease Trust

Series 2019-B, Class A3, 2.30%, 1/20/2023 (a)	7,750	7,929

Sierra Timeshare Receivables Funding LLC

Series 2018-3A, Class A, 3.69%, 9/20/2035 (a)	1,037	1,091

Series 2019-3A, Class A, 2.34%, 8/20/2036 (a)	1,651	1,689

Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	958	958

Series 2020-2A, Class B, 2.32%, 7/20/2037 (a)	3,750	3,765

Skopos Auto Receivables Trust

Series 2019-1A, Class A, 2.90%, 12/15/2022 (a)	3,441	3,466

Small Business Lending Trust

Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	5,731	5,634

SoFi Consumer Loan Program LLC

Series 2017-3, Class A, 2.77%, 5/25/2026 (a)	1,854	1,866

Series 2017-6, Class B, 3.52%, 11/25/2026 (a)	3,000	3,081

Series 2016-5, Class A, 3.06%, 9/25/2028 (a)	29	29

SoFi Consumer Loan Program Trust

Series 2018-4, Class A, 3.54%, 11/26/2027 (a)	810	816

Series 2019-1, Class A, 3.24%, 2/25/2028 (a)	1,200	1,212

Synchrony Credit Card Master Note Trust

Series 2016-2, Class A, 2.21%, 5/15/2024	2,538	2,570

Series 2017-2, Class A, 2.62%, 10/15/2025	3,839	3,992

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/2021 (a)	5,326	5,385

Tricon American Homes Trust

Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (a)	6,023	6,039

United Auto Credit Securitization Trust

Series 2018-2, Class D, 4.26%, 5/10/2023 (a)	3,202	3,233

Series 2019-1, Class D, 3.47%, 8/12/2024 (a)	8,250	8,402

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Upstart Securitization Trust

Series 2019-3, Class A, 2.68%, 1/21/2030 (a)	10,845	10,946

Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	6,150	6,202

US Auto Funding LLC

Series 2019-1A, Class A, 3.61%, 4/15/2022 (a)	925	929

Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	1,500	1,516

USASF Receivables LLC

Series 2020-1A, Class A, 2.47%, 2/15/2023 (a)	4,112	4,119

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049 ‡ (a) (d)	4,021	4,005

Series 2019-NPL5, Class A1A, 3.35%, 9/25/2049 ‡ (a) (d)	5,717	5,714

Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (a) (d)	1,857	1,842

Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (a) (d)	3,014	3,014

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	13,014	12,879

Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050 ‡ (a) (d)	6,667	6,617

Verizon Owner Trust

Series 2017-2A, Class B, 2.22%, 12/20/2021 ‡(a)	7,065	7,074

Veros Automobile Receivables Trust

Series 2020-1, Class A, 1.67%, 9/15/2023 (a)	3,882	3,887

Volkswagen Auto Loan Enhanced Trust

Series 2018-1, Class A4, 3.15%, 7/22/2024	3,450	3,580

VOLT LXXX LLC

Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (a) (d)	7,189	7,126

VOLT LXXXIII LLC

Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 (a) (d)	4,429	4,407

VOLT LXXXV LLC

Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (d)	6,439	6,407

VOLT LXXXVII LLC

Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	10,031	9,958

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	305

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Westgate Resorts LLC

Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	2,769	2,818

Westlake Automobile Receivables Trust

Series 2019-1A, Class A2A, 3.06%, 5/16/2022 (a)	489	491

Series 2017-2A, Class D, 3.28%, 12/15/2022 (a)	1,420	1,430

Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	8,890	8,992

Series 2018-3A, Class C, 3.61%, 10/16/2023 (a)	4,117	4,184

Series 2018-2A, Class C, 3.50%, 1/16/2024 (a)	3,527	3,552

Series 2018-2A, Class E, 4.86%, 1/16/2024 (a)	4,800	4,971

Series 2019-1A, Class D, 3.67%, 3/15/2024 (a)	5,000	5,164

Series 2019-2A, Class C, 2.84%, 7/15/2024 (a)	8,455	8,652

Series 2017-2A, Class E, 4.63%, 7/15/2024 (a)	6,000	6,065

Series 2019-3A, Class C, 2.49%, 10/15/2024 (a)	3,065	3,123

Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	5,492	5,639

Series 2020-2A, Class C, 2.01%, 7/15/2025 (a)	2,500	2,532

World Financial Network Credit Card Master Trust

Series 2018-A, Class A, 3.07%, 12/16/2024	10,351	10,465

Series 2016-A, Class A, 2.03%, 4/15/2025	8,830	8,918

Series 2019-B, Class A, 2.49%, 4/15/2026	13,000	13,384

Series 2019-C, Class A, 2.21%, 7/15/2026	3,090	3,164

World Omni Auto Receivables Trust

Series 2017-B, Class A3, 1.95%, 2/15/2023	736	742

Series 2019-A, Class A3, 3.04%, 5/15/2024	3,590	3,686

Total Asset-Backed Securities (Cost $959,816)		966,750

Collateralized Mortgage Obligations — 17.2%

Alternative Loan Trust

Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	12	13

Angel Oak Mortgage Trust LLC

Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (e)	6,825	6,825

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Antler Mortgage Trust

Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (a)	6,500		6,518

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (a)	7,628		7,642

Bear Stearns ARM Trust

Series 2003-7, Class 3A, 3.31%, 10/25/2033 (e)	36		34

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2		2

Citicorp Mortgage Securities Trust

Series 2006-1, Class 2A1, 5.00%, 2/25/2021	26		26

Citigroup Mortgage Loan Trust, Inc.

Series 2003-UP3, Class A1, 7.00%, 9/25/2033	32		32

Series 2004-UST1, Class A6, 2.95%, 8/25/2034 (e)	217		203

COLT Mortgage Loan Trust

Series 2019-4, Class A1, 2.58%, 11/25/2049 (a) (e)	2,726		2,742

CSFB Mortgage-Backed Pass-Through Certificates

Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67		67

CSMC Mortgage-Backed Trust

Series 2007-5, Class 5A5, 5.46%, 4/1/2037 (e)	488		230

FHLMC — GNMA

Series 31, Class Z, 8.00%, 4/25/2024	85		91

Series 56, Class Z, 7.50%, 9/20/2026	33		38

FHLMC REMIC

Series 3934, Class KB, 5.00%, 10/15/2041	600		697

FHLMC, REMIC

Series 4305, Class EA, 1.75%, 9/15/2020	29		29

Series 3750, Class GB, 2.50%, 10/15/2020	5		5

Series 1056, Class KZ, 6.50%, 3/15/2021	—	(f)	—	(f)

Series 1053, Class G, 7.00%, 3/15/2021	—	(f)	—	(f)

Series 1082, Class C, 9.00%, 5/15/2021	—	(f)	—	(f)

Series 1087, Class I, 8.50%, 6/15/2021	—	(f)	—	(f)

Series 1125, Class Z, 8.25%, 8/15/2021	1		1

Series 3925, Class CA, 2.00%, 9/15/2021	428		430

Series 3929, Class DA, 2.00%, 9/15/2021	317		318

Series 189, Class D, 6.50%, 10/15/2021	—	(f)	—	(f)

Series 1142, Class IA, 7.00%, 10/15/2021	1		1

Series 1169, Class G, 7.00%, 11/15/2021	—	(f)	—	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3872, Class ND, 2.00%, 12/15/2021	29		29

Series 2418, Class MF, 6.00%, 2/15/2022	38		39

Series 1343, Class LA, 8.00%, 8/15/2022	3		3

Series 1424, Class F, 1.23%, 11/15/2022 (e)	—	(f)	—	(f)

Series 1480, Class LZ, 7.50%, 3/15/2023	15		16

Series 3784, Class F, 0.56%, 7/15/2023 (e)	576		575

Series 3784, Class S, IF, IO, 6.44%, 7/15/2023 (e)	619		41

Series 3229, Class AF, 0.41%, 8/15/2023 (e)	327		326

Series 1560, Class Z, 7.00%, 8/15/2023	42		44

Series 2682, Class JG, 4.50%, 10/15/2023	886		922

Series 2686, Class GC, 5.00%, 10/15/2023	1,017		1,065

Series 2790, Class TN, 4.00%, 5/15/2024	117		122

Series 1754, Class Z, 8.50%, 9/15/2024	20		22

Series 3800, Class CD, 3.10%, 3/15/2025	26		26

Series 1779, Class Z, 8.50%, 4/15/2025	59		67

Series 3763, Class NE, 2.50%, 5/15/2025	181		183

Series 4303, Class VA, 3.50%, 5/15/2025	474		501

Series 2989, Class TG, 5.00%, 6/15/2025	1,717		1,826

Series 2997, Class BC, 5.00%, 6/15/2025	2,197		2,340

Series 3005, Class ED, 5.00%, 7/15/2025	854		908

Series 3973, Class MA, 3.00%, 8/15/2025	129		130

Series 3955, Class WA, 2.50%, 11/15/2025	117		118

Series 3815, Class EA, 4.00%, 12/15/2025	16		16

Series 3826, Class BK, 3.00%, 3/15/2026	731		763

Series 3945, Class CA, 3.00%, 3/15/2026	490		501

Series 3864, Class PG, 3.50%, 5/15/2026	121		127

Series 3887, Class GM, 4.00%, 7/15/2026 (d)	145		155

Series 3903, Class GB, 4.00%, 8/15/2026	755		792

Series 3909, Class HG, 4.00%, 8/15/2026 (d)	403		429

Series 1888, Class Z, 7.00%, 8/15/2026	88		97

Series 3936, Class AB, 3.00%, 10/15/2026	776		810

Series 3946, Class BU, 3.00%, 10/15/2026	285		298

Series 3996, Class BA, 1.50%, 2/15/2027	262		266

Series 4015, Class GL, 2.25%, 3/15/2027	236		245

Series 4020, Class N, 3.00%, 3/15/2027	130		137

Series 4054, Class AE, 1.50%, 4/15/2027	510		517

Series 4039, Class AB, 1.50%, 5/15/2027	448		459

Series 4039, Class PB, 1.50%, 5/15/2027	1,175		1,192

Series 4043, Class PB, 1.50%, 5/15/2027	877		890

Series 4097, Class HJ, 1.50%, 8/15/2027	1,405		1,426

Series 4103, Class HA, 2.50%, 9/15/2027	374		389

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4361, Class CA, 2.50%, 9/15/2027	928	963

Series 4257, Class A, 2.50%, 10/15/2027	784	804

Series 4131, Class BC, 1.25%, 11/15/2027	248	251

Series 4129, Class AP, 1.50%, 11/15/2027	1,422	1,440

Series 4286, Class J, 2.50%, 11/15/2027	837	850

Series 4141, Class BI, IO, 2.50%, 12/15/2027	6,692	389

Series 4207, Class JD, 1.50%, 5/15/2028	383	386

Series 4204, Class EG, 1.75%, 5/15/2028	2,050	2,103

Series 4204, Class HA, 2.50%, 5/15/2028	5,618	5,855

Series 4217, Class UD, 1.75%, 6/15/2028	599	608

Series 4085, Class VB, 3.50%, 9/15/2028	2,341	2,462

Series 2090, Class F, 0.36%, 10/15/2028 (e)	158	158

Series 4710, Class HV, 3.50%, 11/15/2028	786	804

Series 4304, Class TD, 2.00%, 12/15/2028	3,074	3,159

Series 3523, Class MX, 4.50%, 4/15/2029	166	182

Series 2995, Class FT, 0.41%, 5/15/2029 (e)	184	184

Series 4338, Class TH, 2.25%, 5/15/2029	2,693	2,768

Series 4338, Class GE, 2.50%, 5/15/2029	197	205

Series 4564, Class QA, 3.00%, 7/15/2029	7,656	8,067

Series 3976, Class AE, 2.50%, 8/15/2029	67	67

Series 3984, Class EA, 3.50%, 11/15/2029	71	71

Series 3721, Class DG, 2.75%, 9/15/2030	401	420

Series 3775, Class DB, 4.00%, 12/15/2030	625	685

Series 3779, Class LB, 4.00%, 12/15/2030	676	747

Series 2303, Class FY, 0.46%, 4/15/2031 (e)	211	210

Series 4051, Class MB, 2.00%, 4/15/2031	372	379

Series 2326, Class ZQ, 6.50%, 6/15/2031	218	246

Series 4252, Class MD, 3.00%, 7/15/2031	162	166

Series 2362, Class F, 0.56%, 9/15/2031 (e)	142	142

Series 4254, Class TA, 2.50%, 10/15/2031	1,223	1,265

Series 2500, Class FD, 0.66%, 3/15/2032 (e)	247	247

Series 4318, Class KB, 2.50%, 4/15/2032	638	653

Series 4170, Class QE, 2.00%, 5/15/2032	265	273

Series 4094, Class BF, 0.56%, 8/15/2032 (e)	667	667

Series 2492, Class GH, 6.00%, 8/15/2032	349	408

Series 4120, Class KA, 1.75%, 10/15/2032	1,105	1,138

Series 4142, Class PG, 2.00%, 12/15/2032	168	173

Series 2711, Class FC, 1.06%, 2/15/2033 (e)	1,547	1,576

Series 2602, Class FH, 0.47%, 4/15/2033 (e)	288	287

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	307

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4206, Class DZ, 3.00%, 5/15/2033	1,610	1,672

Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,190

Series 2617, Class Z, 5.50%, 5/15/2033	138	161

Series 2662, Class MT, 4.50%, 8/15/2033	160	172

Series 2686, Class KZ, 4.50%, 10/15/2033	1,627	1,785

Series 2693, Class Z, 5.50%, 10/15/2033	256	296

Series 3005, Class PV, IF, 12.47%, 10/15/2033 (e)	9	11

Series 2727, Class PM, 4.50%, 1/15/2034	1,458	1,639

Series 2806, Class FA, 1.16%, 2/15/2034 (e)	431	440

Series 2989, Class MU, IF, IO, 6.84%, 7/15/2034 (e)	1,975	343

Series 3204, Class ZM, 5.00%, 8/15/2034	872	996

Series 2953, Class MF, 0.46%, 12/15/2034 (e)	151	151

Series 2898, Class PG, 5.00%, 12/15/2034	1,102	1,270

Series 3003, Class LD, 5.00%, 12/15/2034	190	221

Series 2901, Class S, IF, 9.92%, 12/15/2034 (e)	409	526

Series 4265, Class FD, 0.56%, 1/15/2035 (e)	487	489

Series 2933, Class EM, 5.50%, 1/15/2035	120	134

Series 2929, Class PG, 5.00%, 2/15/2035	141	160

Series 2941, Class Z, 4.50%, 3/15/2035	1,003	1,117

Series 2953, Class PG, 5.50%, 3/15/2035	496	578

Series 2973, Class EB, 5.50%, 4/15/2035	3,625	3,879

Series 2976, Class HZ, 4.50%, 5/15/2035	473	516

Series 2996, Class PB, 5.50%, 5/15/2035	2,838	3,091

Series 3002, Class BN, 5.00%, 7/15/2035	406	465

Series 3013, Class HZ, 5.00%, 8/15/2035	1,365	1,591

Series 3036, Class NE, 5.00%, 9/15/2035	170	196

Series 3101, Class UZ, 6.00%, 1/15/2036	307	368

Series 3174, Class LF, 0.51%, 5/15/2036 (e)	415	416

Series 3662, Class ZB, 5.50%, 8/15/2036	249	294

Series 4646, Class JV, 3.50%, 11/15/2036	6,446	7,120

Series 3704, Class DC, 4.00%, 11/15/2036	1,000	1,038

Series 3688, Class NB, 4.50%, 11/15/2036	1,089	1,231

Series 3855, Class AM, 6.50%, 11/15/2036	3,360	3,886

Series 3249, Class CL, 4.25%, 12/15/2036	3,072	3,302

Series 3258, Class PM, 5.50%, 12/15/2036	732	837

Series 4655, Class CA, 3.00%, 1/15/2037	121	121

Series 4279, Class JA, 3.00%, 2/15/2037	827	847

Series 4181, Class LA, 3.00%, 3/15/2037	472	474

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3305, Class IW, IF, IO, 6.29%, 4/15/2037 (e)	471	54

Series 3318, Class HF, 0.42%, 5/15/2037 (e)	655	653

Series 3326, Class FG, 0.51%, 6/15/2037 (e)	1,045	1,048

Series 4182, Class C, 3.00%, 6/15/2037	31	31

Series 3724, Class CM, 5.50%, 6/15/2037	511	582

Series 3351, Class ZC, 5.50%, 7/15/2037	1,906	2,239

Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	5,466	282

Series 3805, Class PA, 4.50%, 10/15/2037	240	243

Series 3429, Class S, IF, IO, 6.66%, 3/15/2038 (e)	721	167

Series 3459, Class MB, 5.00%, 6/15/2038	180	206

Series 3575, Class ZA, 5.00%, 6/15/2038	6,544	7,603

Series 4378, Class BM, 2.50%, 11/15/2038	606	612

Series 4290, Class CA, 3.50%, 12/15/2038	397	405

Series 4085, Class FB, 0.56%, 1/15/2039 (e)	124	125

Series 3546, Class A, 3.18%, 2/15/2039 (e)	699	722

Series 4061, Class CF, 0.51%, 3/15/2039 (e)	233	233

Series 4059, Class BC, 2.50%, 4/15/2039	77	77

Series 3540, Class A, 5.00%, 5/15/2039	531	583

Series 4428, Class LA, 3.00%, 6/15/2039	1,668	1,745

Series 4346, Class A, 3.50%, 7/15/2039	157	168

Series 3597, Class HM, 4.50%, 8/15/2039	448	484

Series 3569, Class NY, 5.00%, 8/15/2039	942	1,079

Series 4209, Class A, 4.00%, 9/15/2039	289	293

Series 3572, Class JS, IF, IO, 6.64%, 9/15/2039 (e)	681	113

Series 3962, Class FB, 0.66%, 10/15/2039 (e)	75	75

Series 4212, Class LA, 3.00%, 10/15/2039	1,285	1,312

Series 3585, Class KW, 4.50%, 10/15/2039	2,806	3,132

Series 3768, Class MB, 4.00%, 12/15/2039	241	252

Series 3910, Class CT, 4.00%, 12/15/2039	212	218

Series 3609, Class SA, IF, IO, 6.18%, 12/15/2039 (e)	3,231	578

Series 4329, Class KA, 3.00%, 1/15/2040	916	939

Series 4327, Class A, 4.00%, 2/15/2040	162	164

Series 3632, Class PK, 5.00%, 2/15/2040	705	790

Series 4352, Class A, 3.00%, 4/15/2040	335	344

Series 3656, Class PM, 5.00%, 4/15/2040	4,172	4,819

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3819, Class G, 4.00%, 6/15/2040	119	125

Series 3786, Class NA, 4.50%, 7/15/2040	204	217

Series 3960, Class FJ, 0.51%, 8/15/2040 (e)	131	131

Series 3726, Class PA, 3.00%, 8/15/2040	518	541

Series 4655, Class DJ, 3.00%, 10/15/2040	3,955	4,298

Series 4088, Class LE, 4.00%, 10/15/2040	1,325	1,367

Series 3803, Class FY, 0.56%, 1/15/2041 (e)	240	241

Series 4080, Class DA, 2.00%, 3/15/2041	538	556

Series 4288, Class JZ, 2.50%, 3/15/2041	1,073	1,097

Series 3844, Class FA, 0.61%, 4/15/2041 (e)	397	400

Series 3862, Class GA, 4.00%, 4/15/2041	412	459

Series 4074, Class PA, 3.00%, 5/15/2041	2,690	2,797

Series 4050, Class BA, 3.50%, 5/15/2041	4,592	4,757

Series 4229, Class MA, 3.50%, 5/15/2041	11,309	11,901

Series 3859, Class JB, 5.00%, 5/15/2041	589	664

Series 4150, Class JE, 2.00%, 6/15/2041	1,548	1,590

Series 3939, Class BZ, 4.50%, 6/15/2041	4,569	4,847

Series 4150, Class FN, 0.46%, 7/15/2041 (e)	733	734

Series 4105, Class HA, 2.00%, 7/15/2041	2,449	2,511

Series 4150, Class FY, 0.46%, 8/15/2041 (e)	719	719

Series 4152, Class LE, 1.75%, 8/15/2041	7,563	7,669

Series 4143, Class NA, 2.50%, 8/15/2041	7,124	7,400

Series 3966, Class VZ, 4.00%, 12/15/2041	1,644	1,795

Series 4122, Class PA, 1.50%, 2/15/2042	544	555

Series 4215, Class NA, 3.00%, 4/15/2042	296	312

Series 4499, Class AB, 3.00%, 6/15/2042	2,327	2,402

Series 4143, Class AE, 2.00%, 9/15/2042	3,116	3,217

Series 4778, Class EA, 4.00%, 10/15/2042	2,954	2,992

Series 4136, Class EZ, 3.00%, 11/15/2042	826	827

Series 4158, Class TC, 1.75%, 12/15/2042	481	489

Series 4247, Class AK, 4.50%, 12/15/2042	1,062	1,131

Series 4763, Class DA, 4.00%, 1/15/2043	5,465	5,522

Series 4763, Class DN, 4.00%, 1/15/2043	6,831	6,902

Series 4163, Class YZ, 2.50%, 2/15/2043	4,076	4,091

Series 4795, Class MP, 3.50%, 5/15/2043	3,777	3,886

Series 4314, Class LP, 3.50%, 7/15/2043	197	209

Series 4311, Class ED, 2.75%, 9/15/2043	513	526

Series 4480, Class LA, 3.50%, 9/15/2043	824	865

Series 4450, Class NH, 2.00%, 10/15/2043	1,302	1,316

Series 4330, Class PE, 3.00%, 11/15/2043	574	600

Series 4286, Class MP, 4.00%, 12/15/2043	696	761

Series 4316, Class DZ, 3.00%, 3/15/2044	3,030	3,380

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 4338, Class A, 2.50%, 5/15/2044	932		975

Series 4505, Class P, 3.50%, 5/15/2044	2,302		2,479

Series 4360, Class PZ, 3.00%, 7/15/2044	4,193		4,396

Series 4800, Class UA, 3.50%, 12/15/2044	304		310

Series 4425, Class TA, 2.00%, 1/15/2045	866		882

Series 4550, Class TA, 2.00%, 1/15/2045	15,791		16,188

Series 4759, Class MA, 3.00%, 9/15/2045	426		437

Series 4374, Class NC, 3.75%, 2/15/2046 (d)	753		755

Series 4591, Class QE, 2.75%, 4/15/2046	925		950

Series 4830, Class AP, 4.00%, 2/15/2047	2,741		2,927

Series 4682, Class LC, 2.50%, 5/15/2047	1,757		1,816

Series 4922, Class GE, 2.50%, 7/25/2049	3,463		3,567

FHLMC, STRIPS

Series 302, Class 350, 3.50%, 2/15/2028	399		423

Series 218, PO, 2/1/2032	145		141

FNMA, REMIC

Series 1990-106, Class J, 8.50%, 9/25/2020	—	(f)	—	(f)

Series 1990-123, Class G, 7.00%, 10/25/2020	—	(f)	—	(f)

Series 1990-117, Class E, 8.95%, 10/25/2020	—	(f)	—	(f)

Series 1990-132, Class Z, 7.00%, 11/25/2020	—	(f)	—	(f)

Series 1990-137, Class X, 9.00%, 12/25/2020	—	(f)	—	(f)

Series 2011-17, Class CJ, 2.75%, 3/25/2021	18		18

Series 2011-66, Class QA, 3.50%, 7/25/2021	32		33

Series 2011-104, Class DC, 1.50%, 10/25/2021	110		110

Series G92-19, Class M, 8.50%, 4/25/2022	13		13

Series 1992-96, Class B, PO, 5/25/2022	—	(f)	—	(f)

Series G92-40, Class ZC, 7.00%, 7/25/2022	1		1

Series G92-35, Class E, 7.50%, 7/25/2022	1		1

Series G92-35, Class EA, 8.00%, 7/25/2022	36		37

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)

Series 1992-131, Class KB, 8.00%, 8/25/2022	117		123

Series G92-54, Class ZQ, 7.50%, 9/25/2022	1		1

Series 1992-185, Class L, 8.00%, 10/25/2022	120		127

Series G92-64, Class J, 8.00%, 11/25/2022	273		285

Series G92-66, Class K, 8.00%, 12/25/2022	120		126

Series 2011-98, Class VC, 3.50%, 1/25/2023	14		14

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	309

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2011-116, Class VA, 3.50%, 2/25/2023	497	504

Series 1997-44, Class N, PO, 6/25/2023	79	78

Series 1993-216, Class E, PO, 8/25/2023	44	43

Series 1993-235, Class G, PO, 9/25/2023	3	3

Series 1993-165, Class SN, IF, 11.47%, 9/25/2023 (e)	1	1

Series 2003-106, Class WG, 4.50%, 11/25/2023	2,165	2,252

Series 1993-226, Class PK, 6.00%, 12/25/2023	131	138

Series 1994-15, Class ZK, 5.50%, 2/25/2024	296	312

Series 1994-43, Class PK, 6.35%, 2/25/2024	134	142

Series 2001-40, PO, 4/25/2024	58	57

Series G94-6, Class PJ, 8.00%, 5/17/2024	116	124

Series 2013-52, Class PV, 3.00%, 10/25/2024	1,986	2,055

Series 2010-38, Class B, 4.00%, 4/25/2025	278	289

Series 2011-26, Class EG, 3.00%, 6/25/2025	872	879

Series 2014-3, Class BV, 3.00%, 6/25/2025	1,489	1,506

Series 2011-141, Class CA, 2.00%, 12/25/2025	723	731

Series 2011-17, Class GD, 3.50%, 2/25/2026	131	134

Series 2011-48, Class CN, 4.00%, 6/25/2026(d)	129	140

Series 2011-61, Class B, 3.00%, 7/25/2026	709	740

Series 2011-72, Class KB, 3.50%, 8/25/2026	984	1,033

Series 2013-100, Class VW, 3.00%, 11/25/2026	1,279	1,338

Series 2012-32, Class DE, 3.00%, 12/25/2026	360	374

Series 2015-96, Class EA, 3.00%, 12/25/2026	536	577

Series 2012-26, Class CA, 2.50%, 3/25/2027	1,399	1,441

Series 2012-53, Class BK, 1.75%, 5/25/2027	3,946	4,032

Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	10,873	686

Series 2012-102, Class GA, 1.38%, 9/25/2027	3,097	3,138

Series 2020-9, Class D, 6.50%, 9/25/2027	2,963	3,187

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-127, Class AC, 1.50%, 11/25/2027	995	1,012

Series 2012-124, Class HG, 2.00%, 11/25/2027	634	654

Series 2013-5, Class DA, 1.50%, 2/25/2028	665	673

Series 2014-26, Class HC, 2.50%, 2/25/2028	287	294

Series 2013-13, Class KD, 1.50%, 3/25/2028	485	505

Series 2008-72, IO, 5.00%, 8/25/2028	74	4

Series 2013-137, Class BA, 1.50%, 1/25/2029	828	837

Series 2009-15, Class AC, 5.50%, 3/25/2029	1,259	1,388

Series 2009-58, Class B, 4.50%, 8/25/2029	1,689	1,818

Series 2010-14, Class AC, 4.00%, 3/25/2030	361	392

Series 2013-101, Class HA, 3.00%, 10/25/2030	215	221

Series 2012-14, Class EA, 2.50%, 12/25/2030	105	108

Series 2012-20, Class BD, 2.00%, 1/25/2031	5,133	5,274

Series 2001-38, Class EA, PO, 8/25/2031	76	73

Series 2015-89, Class KE, 2.00%, 11/25/2031	197	203

Series 2012-98, Class QG, 1.75%, 1/25/2032	1,158	1,186

Series 2001-81, Class HE, 6.50%, 1/25/2032	3,138	3,712

Series 2002-34, Class FA, 0.65%, 5/18/2032 (e)	181	182

Series 2016-12, Class EG, 2.00%, 5/25/2032	1,976	2,026

Series 2013-109, Class BA, 3.00%, 10/25/2032	1,355	1,432

Series 2002-64, Class PG, 5.50%, 10/25/2032	2,549	2,946

Series 2004-61, Class FH, 0.98%, 11/25/2032 (e)	1,333	1,352

Series 2002-77, Class TF, 1.15%, 12/18/2032 (e)	256	261

Series 2002-77, Class QG, 5.50%, 12/25/2032	628	710

Series 2002-84, Class DZ, 5.50%, 12/25/2032	393	459

Series 2012-148, Class CK, 1.75%, 1/25/2033	1,991	2,069

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2002-94, Class BZ, 5.50%, 1/25/2033	1,416	1,636

Series 2003-7, Class FB, 0.93%, 2/25/2033 (e)	379	383

Series 2013-18, Class TG, 2.00%, 2/25/2033	943	969

Series 2013-116, Class CE, 3.00%, 4/25/2033	3,062	3,190

Series 2013-31, Class NL, 4.00%, 4/25/2033	778	887

Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	255	45

Series 2003-63, Class A7, 5.50%, 6/25/2033	3,208	3,415

Series 2003-49, IO, 6.50%, 6/25/2033	363	70

Series 2003-58, Class GL, 3.50%, 7/25/2033	187	201

Series 2003-84, Class PZ, 5.00%, 9/25/2033	103	118

Series 2013-119, Class VA, 3.00%, 10/25/2033	2,657	2,772

Series 2003-107, Class ZD, 6.00%, 11/25/2033	2,167	2,560

Series 2014-19, Class VK, 4.50%, 4/25/2034	2,000	2,158

Series 2004-60, Class LB, 5.00%, 4/25/2034	93	95

Series 2004-38, Class AO, PO, 5/25/2034	3,690	3,478

Series 2004-72, Class F, 0.68%, 9/25/2034 (e)	228	229

Series 2004-91, Class BR, 5.50%, 12/25/2034	106	122

Series 2004-90, Class ZU, 6.00%, 12/25/2034	1,475	1,767

Series 2005-5, Class PA, 5.00%, 1/25/2035	650	716

Series 2004-101, Class AR, 5.50%, 1/25/2035	21	23

Series 2005-27, Class HZ, 5.00%, 4/25/2035	2,961	3,395

Series 2005-31, Class PB, 5.50%, 4/25/2035	1,430	1,635

Series 2005-38, Class FK, 0.48%, 5/25/2035 (e)	698	690

Series 2015-41, Class CA, 3.00%, 6/25/2035	1,028	1,098

Series 2005-66, Class PF, 0.43%, 7/25/2035 (e)	252	252

Series 2005-55, Class PN, 5.50%, 7/25/2035	3,367	3,919

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-64, Class PL, 5.50%, 7/25/2035	115	131

Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (e)	335	392

Series 2006-4, Class PB, 6.00%, 9/25/2035	1,354	1,464

Series 2010-39, Class FT, 1.13%, 10/25/2035 (e)	1,088	1,112

Series 2005-88, Class ZC, 5.00%, 10/25/2035	3,318	3,803

Series 2007-109, Class VZ, 5.00%, 10/25/2035	2,863	3,276

Series 2005-84, Class MB, 5.75%, 10/25/2035	1,593	1,790

Series 2013-114, Class JA, 3.00%, 11/25/2035	306	318

Series 2005-101, Class B, 5.00%, 11/25/2035	1,606	1,848

Series 2005-99, Class AF, 0.53%, 12/25/2035 (e)	164	165

Series 2014-88, Class ER, 2.50%, 2/25/2036	145	151

Series 2006-16, Class FC, 0.48%, 3/25/2036 (e)	160	160

Series 2006-14, Class DB, 5.50%, 3/25/2036	600	689

Series 2006-27, Class BF, 0.48%, 4/25/2036 (e)	312	312

Series 2006-46, Class FW, 0.58%, 6/25/2036 (e)	465	466

Series 2006-42, Class PF, 0.59%, 6/25/2036 (e)	351	352

Series 2006-50, Class PE, 5.00%, 6/25/2036	586	674

Series 2009-71, Class JT, 6.00%, 6/25/2036	314	372

Series 2006-101, Class FC, 0.48%, 7/25/2036 (e)	387	386

Series 2006-101, Class FD, 0.48%, 7/25/2036 (e)	247	246

Series 2006-56, Class DC, 0.83%, 7/25/2036 (e)	417	420

Series 2006-58, Class ST, IF, IO, 6.97%, 7/25/2036 (e)	355	77

Series 2014-23, Class PA, 3.50%, 8/25/2036	3,937	3,966

Series 2007-1, Class NF, 0.43%, 2/25/2037 (e)	609	608

Series 2007-16, Class FC, 0.93%, 3/25/2037 (e)	28	29

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	311

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-22, Class SC, IF, IO, 5.90%, 3/25/2037 (e)	47	2

Series 2007-33, Class MS, IF, IO, 6.41%, 4/25/2037 (e)	2,096	356

Series 2011-71, Class FB, 0.68%, 5/25/2037 (e)	501	502

Series 2007-57, Class ZE, 4.75%, 5/25/2037	754	811

Series 2007-54, Class FA, 0.58%, 6/25/2037 (e)	223	225

Series 2013-55, Class BA, 3.00%, 6/25/2037	1,044	1,056

Series 2007-B2, Class ZA, 5.50%, 6/25/2037	3,355	3,948

Series 2008-93, Class AM, 5.50%, 6/25/2037	208	215

Series 2008-5, Class PE, 5.00%, 8/25/2037	161	185

Series 2007-85, Class SH, IF, IO, 6.32%, 9/25/2037 (e)	1,366	132

Series 2013-74, Class HP, 3.00%, 10/25/2037	369	377

Series 2013-83, Class CA, 3.50%, 10/25/2037	1,510	1,515

Series 2010-68, Class DA, 4.50%, 10/25/2037	66	67

Series 2013-88, Class EA, 3.00%, 11/25/2037	1,228	1,243

Series 2007-117, Class FM, 0.88%, 1/25/2038 (e)	262	267

Series 2007-117, Class MF, 0.88%, 1/25/2038 (e)	491	501

Series 2008-24, Class PF, 0.83%, 2/25/2038 (e)	230	232

Series 2012-22, Class DA, 2.00%, 3/25/2038	3,208	3,236

Series 2008-18, Class SE, IF, IO, 6.09%, 3/25/2038 (e)	141	20

Series 2010-149, Class LB, 4.00%, 4/25/2038	371	374

Series 2008-25, Class DZ, 5.75%, 4/25/2038	562	652

Series 2010-136, Class CA, 2.00%, 6/25/2038	2,377	2,381

Series 2013-139, Class EA, 3.00%, 8/25/2038	1,703	1,731

Series 2013-96, Class YA, 3.50%, 9/25/2038	1,234	1,281

Series 2008-83, Class CA, 6.00%, 9/25/2038	776	926

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-48, Class HC, 3.00%, 10/25/2038	292	297

Series 2013-92, Class A, 3.50%, 12/25/2038	2,647	2,680

Series 2013-15, Class EF, 0.53%, 3/25/2039 (e)	207	207

Series 2012-56, Class FG, 0.68%, 3/25/2039 (e)	232	232

Series 2010-134, Class DJ, 2.25%, 3/25/2039	1,581	1,601

Series 2011-104, Class KE, 2.50%, 3/25/2039	57	58

Series 2011-104, Class KY, 4.00%, 3/25/2039	246	259

Series 2012-89, Class FD, 0.63%, 4/25/2039 (e)	1,221	1,223

Series 2009-29, Class LA, 1.32%, 5/25/2039 (e)	1,592	1,608

Series 2009-62, Class HJ, 6.00%, 5/25/2039	434	467

Series 2012-73, Class LF, 0.63%, 6/25/2039 (e)	315	315

Series 2013-25, Class DC, 2.50%, 6/25/2039	894	927

Series 2012-14, Class DA, 2.00%, 7/25/2039	51	51

Series 2009-59, Class HB, 5.00%, 8/25/2039	2,062	2,363

Series 2009-70, Class FA, 1.38%, 9/25/2039 (e)	174	176

Series 2014-82, Class LA, 3.00%, 9/25/2039	1,069	1,086

Series 2009-73, Class HJ, 6.00%, 9/25/2039	206	240

Series 2010-118, Class EF, 0.63%, 10/25/2039 (e)	248	249

Series 2009-86, Class PE, 5.00%, 10/25/2039	5,058	5,844

Series 2013-125, Class AB, 4.00%, 11/25/2039	444	498

Series 2009-87, Class B, 4.50%, 11/25/2039	2,815	3,108

Series 2012-118, Class BE, 2.00%, 12/25/2039	2,246	2,271

Series 2009-112, Class SW, IF, IO, 6.07%, 1/25/2040 (e)	4,037	621

Series 2013-1, Class BA, 3.00%, 2/25/2040	2,303	2,360

Series 2010-35, Class KF, 0.68%, 4/25/2040 (e)	604	607

Series 2011-4, Class PK, 3.00%, 4/25/2040	1,898	1,961

SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2010-37, Class CY, 5.00%, 4/25/2040	94	107

Series 2011-3, Class KA, 5.00%, 4/25/2040	610	650

Series 2011-61, Class ZA, 5.00%, 4/25/2040	1,771	2,043

Series 2011-21, Class PA, 4.50%, 5/25/2040	1,613	1,735

Series 2010-43, Class HJ, 5.50%, 5/25/2040	289	342

Series 2010-58, Class FA, 0.73%, 6/25/2040 (e)	568	573

Series 2010-58, Class FY, 0.91%, 6/25/2040 (e)	245	248

Series 2012-63, Class MA, 4.00%, 6/25/2040	1,262	1,323

Series 2010-64, Class DM, 5.00%, 6/25/2040	1,484	1,679

Series 2015-15, Class EH, 2.50%, 8/25/2040	569	575

Series 2016-66, Class DE, 2.00%, 9/25/2040	2,374	2,385

Series 2012-44, Class LA, 3.50%, 9/25/2040	288	293

Series 2012-9, Class YF, 0.58%, 11/25/2040 (e)	262	262

Series 2013-106, Class GA, 2.50%, 11/25/2040	245	250

Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	1,512	108

Series 2015-44, Class J, 3.50%, 12/25/2040	81	83

Series 2012-70, Class HP, 2.00%, 1/25/2041	4,982	5,129

Series 2011-18, Class KY, 4.00%, 3/25/2041	1,312	1,478

Series 2013-15, Class CP, 1.75%, 4/25/2041	6,369	6,485

Series 2014-70, Class CW, 3.00%, 4/25/2041	10,000	10,578

Series 2011-35, Class PE, 4.00%, 4/25/2041	4,155	4,535

Series 2013-96, Class CA, 4.00%, 4/25/2041	1,159	1,197

Series 2011-53, Class FT, 0.76%, 6/25/2041 (e)	211	213

Series 2011-52, Class GB, 5.00%, 6/25/2041	175	202

Series 2013-77, Class EP, 2.50%, 7/25/2041	3,236	3,327

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-16, Class WH, 4.00%, 7/25/2041	237	245

Series 2011-128, Class KP, 4.50%, 7/25/2041	166	178

Series 2011-59, Class NZ, 5.50%, 7/25/2041	1,157	1,365

Series 2012-147, Class NE, 1.75%, 8/25/2041	4,766	4,828

Series 2012-14, Class PA, 2.00%, 8/25/2041	533	549

Series 2013-72, Class LY, 3.50%, 8/25/2041	1,247	1,315

Series 2013-5, Class AE, 1.75%, 9/25/2041	6,137	6,216

Series 2015-45, Class GA, 2.50%, 9/25/2041	1,539	1,580

Series 2013-126, Class CA, 4.00%, 9/25/2041	664	721

Series 2011-123, Class BP, 2.00%, 10/25/2041	10,635	10,868

Series 2011-141, Class MA, 3.50%, 10/25/2041	1,737	1,871

Series 2012-64, Class PK, 4.50%, 12/25/2041	5,482	5,836

Series 2012-113, Class DC, 2.25%, 1/25/2042	451	465

Series 2012-27, Class PL, 2.00%, 2/25/2042	474	489

Series 2012-139, Class NY, 5.00%, 2/25/2042	2,821	3,158

Series 2012-133, Class AP, 1.75%, 3/25/2042	7,395	7,494

Series 2012-100, Class TL, 4.00%, 4/25/2042	534	581

Series 2012-80, Class EB, 4.50%, 4/25/2042	5,410	5,731

Series 2013-9, Class CB, 5.50%, 4/25/2042	4,793	5,542

Series 2012-128, Class VF, 0.43%, 6/25/2042 (e)	932	931

Series 2013-96, Class FY, 0.53%, 7/25/2042 (e)	345	347

Series 2012-144, Class HP, 1.75%, 7/25/2042	788	816

Series 2013-93, Class PJ, 3.00%, 7/25/2042	1,370	1,432

Series 2012-94, Class K, 2.00%, 9/25/2042	2,458	2,532

Series 2013-81, Class NC, 3.00%, 10/25/2042	1,181	1,244

Series 2013-72, Class AF, 0.43%, 11/25/2042 (e)	146	146

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	313

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2018-22, Class DE, 3.50%, 11/25/2042	705	713

Series 2013-6, Class HD, 1.50%, 12/25/2042	1,138	1,149

Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	6,745

Series 2013-61, Class BA, 3.00%, 1/25/2043	3,251	3,410

Series 2013-58, Class FP, 0.43%, 2/25/2043 (e)	1,340	1,338

Series 2013-10, Class PA, 1.50%, 2/25/2043	1,610	1,628

Series 2013-64, Class PF, 0.43%, 4/25/2043 (e)	1,034	1,032

Series 2013-66, Class LB, 1.50%, 4/25/2043	164	166

Series 2017-46, Class MG, 3.00%, 4/25/2043	2,482	2,552

Series 2018-38, Class EC, 4.00%, 4/25/2043	68	68

Series 2014-3, Class BL, 2.50%, 6/25/2043	201	206

Series 2014-32, Class DK, 3.00%, 8/25/2043	748	783

Series 2013-92, Class DE, 4.00%, 9/25/2043	600	728

Series 2016-100, Class P, 3.50%, 11/25/2044	196	207

Series 2015-33, Class DT, 2.50%, 6/25/2045	1,019	1,074

Series 2015-33, Class P, 2.50%, 6/25/2045	2,246	2,342

Series 2017-18, Class DA, 3.00%, 8/25/2045	3,696	3,872

Series 2016-84, Class LA, 3.00%, 12/25/2045	2,447	2,562

Series 2016-2, Class GA, 3.00%, 2/25/2046	3,226	3,470

Series 2016-80, Class JP, 3.00%, 11/25/2046	1,092	1,155

Series 2017-85, Class HA, 3.00%, 12/25/2046	2,705	2,934

Series 2017-10, Class FA, 0.58%, 3/25/2047 (e)	454	455

Series 2017-11, Class PH, 2.50%, 3/25/2047	778	816

Series 2019-65, Class PA, 2.50%, 5/25/2048	373	389

Series 2019-11, Class EA, 3.00%, 5/25/2048	2,993	3,115

Series 2020-49, Class GA, 1.50%, 2/25/2049	8,166	8,287

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2020-49, Class GC, 2.00%, 2/25/2049	8,159		8,381

Series 2019-25, Class GQ, 3.50%, 6/25/2049	6,493		6,761

Series 2019-72, Class KA, 2.50%, 9/25/2049	1,357		1,399

FNMA, REMIC Trust, Whole Loan

Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(f)	—	(f)

FNMA, REMIC, Whole Loan

Series 2007-106, Class A7, 6.20%, 10/25/2037 (e)	290		334

Series 2001-50, Class BA, 7.00%, 10/25/2041	116		134

FNMA, STRIPS

Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(f)	—	(f)

Series 289, Class 1, PO, 11/25/2027	148		143

Series 334, Class 17, IO, 6.50%, 2/25/2033 (e)	228		45

Series 334, Class 9, IO, 6.00%, 3/25/2033	520		99

Series 334, Class 13, IO, 6.00%, 3/25/2033 (e)	196		35

Series 356, Class 16, IO, 5.50%, 6/25/2035 (e)	157		26

Series 359, Class 16, IO, 5.50%, 10/25/2035 (e)	149		26

Series 369, Class 19, IO, 6.00%, 10/25/2036 (e)	170		34

Series 369, Class 26, IO, 6.50%, 10/25/2036 (e)	111		24

Series 386, Class 20, IO, 6.50%, 8/25/2038 (e)	240		47

Series 394, Class C3, IO, 6.50%, 9/25/2038	473		100

FNMA, Whole Loan

Series 2007-W1, Class 1AF1, 0.44%, 11/25/2046 (e)	2,100		2,074

GNMA

Series 2011-132, Class GJ, 2.00%, 9/16/2026	557		575

Series 2011-155, Class A, 3.00%, 11/20/2026	166		174

Series 2011-158, Class AB, 3.00%, 11/20/2026	525		545

Series 2012-3, Class AK, 3.00%, 1/16/2027	2,485		2,605

Series 2012-32, Class EG, 3.00%, 3/16/2027	1,162		1,213

Series 2013-75, Class AC, 1.50%, 5/20/2028	2,287		2,327

SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-11, PO, 2/16/2033	96	97

Series 2003-11, Class FC, 2.12%, 2/16/2033 (e)	257	258

Series 2003-50, Class F, 1.92%, 5/16/2033 (e)	213	212

Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	249	23

Series 2006-23, Class S, IF, IO, 6.34%, 1/20/2036 (e)	233	2

Series 2006-26, Class S, IF, IO, 6.34%, 6/20/2036 (e)	5,780	873

Series 2007-16, Class KU, IF, IO, 6.49%, 4/20/2037 (e)	3,627	652

Series 2009-106, Class XL, IF, IO, 6.59%, 6/20/2037 (e)	3,378	655

Series 2013-23, Class BP, 3.00%, 9/20/2037	884	912

Series 2010-143, Class PH, 3.00%, 11/16/2037	108	109

Series 2008-75, Class SP, IF, IO, 7.31%, 8/20/2038(e)	1,162	155

Series 2009-14, Class SA, IF, IO, 5.92%, 3/20/2039 (e)	3,543	368

Series 2009-14, Class KS, IF, IO, 6.14%, 3/20/2039 (e)	1,469	216

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	442	96

Series 2010-162, Class PE, 3.00%, 5/20/2039	6	6

Series 2018-63, Class EC, 3.00%, 6/20/2039	1,391	1,411

Series 2009-75, Class NB, 4.50%, 6/20/2039	226	243

Series 2011-48, Class QA, 5.00%, 8/16/2039	120	120

Series 2010-144, Class DA, 4.00%, 9/16/2039	123	129

Series 2013-117, Class A, 2.50%, 10/20/2039	1,009	1,020

Series 2013-167, Class EP, 2.50%, 11/20/2039	1,407	1,431

Series 2011-26, Class PA, 4.00%, 7/20/2040	121	128

Series 2013-71, Class NA, 2.50%, 8/20/2041	151	157

Series 2012-96, Class WP, 6.50%, 8/16/2042	4,433	5,333

Series 2013-42, Class ND, 1.75%, 11/20/2042	397	404

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2013-28, Class DE, 1.75%, 12/20/2042	610		626

Series 2014-12, Class ZA, 3.00%, 1/20/2044	19,489		21,268

Series 2018-29, Class LC, 3.00%, 4/20/2044	2,424		2,451

Series 2015-57, Class AB, 2.00%, 4/20/2045	5,684		5,826

Series 2015-80, Class CP, 4.50%, 6/20/2045	884		976

Series 2015-80, Class CQ, 5.00%, 6/20/2045	638		712

Series 2016-79, Class LA, 3.00%, 9/20/2045	4,031		4,117

Series 2018-124, Class BY, 4.00%, 11/20/2046	4,404		4,551

Series 2018-168, Class NA, 3.00%, 12/20/2046	2,659		2,800

Series 2017-149, Class DA, 2.50%, 6/20/2047	4,816		5,146

Series 2019-74, Class AT, 3.00%, 6/20/2049	1,035		1,114

Series 2010-H26, Class LF, 0.51%, 8/20/2058 (e)	324		324

Series 2010-H03, Class FA, 0.72%, 3/20/2060 (e)	4,483		4,492

Series 2011-H07, Class FA, 0.66%, 2/20/2061 (e)	5,821		5,824

Series 2011-H08, Class FA, 0.76%, 2/20/2061 (e)	3,524		3,533

Series 2011-H11, Class FA, 0.66%, 3/20/2061 (e)	594		594

Series 2011-H11, Class FB, 0.66%, 4/20/2061 (e)	581		582

Series 2011-H21, Class FA, 0.76%, 10/20/2061 (e)	357		358

Series 2013-H05, Class FB, 0.56%, 2/20/2062 (e)	922		921

Series 2012-H14, Class NA, 2.00%, 6/20/2062	—	(f)	—	(f)

Series 2012-H14, Class FK, 0.74%, 7/20/2062 (e)	540		541

Series 2012-H18, Class NA, 0.68%, 8/20/2062 (e)	369		369

Series 2012-H20, Class BA, 0.72%, 9/20/2062 (e)	1,019		1,020

Series 2012-H29, Class FA, 0.68%, 10/20/2062 (e)	192		192

Series 2012-H23, Class WA, 0.68%, 10/20/2062 (e)	440		440

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	315

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-H30, Class GA, 0.51%, 12/20/2062 (e)	429	428

Series 2013-H08, Class FA, 0.51%, 3/20/2063 (e)	820	818

Series 2013-H11, Class FA, 0.61%, 4/20/2063 (e)	685	684

Series 2013-H14, Class FG, 0.63%, 5/20/2063 (e)	201	201

Series 2013-H19, Class FC, 0.76%, 8/20/2063 (e)	5,885	5,898

Series 2014-H05, Class FB, 0.76%, 12/20/2063 (e)	810	813

Series 2014-H02, Class FB, 0.81%, 12/20/2063 (e)	2,665	2,677

Series 2014-H14, Class GF, 0.63%, 7/20/2064 (e)	441	441

Series 2014-H16, Class FL, 0.65%, 7/20/2064 (e)	1,074	1,072

Series 2014-H21, Class FA, 0.81%, 10/20/2064 (e)	418	420

Series 2015-H04, Class FL, 0.63%, 2/20/2065 (e)	267	267

Series 2015-H13, Class FG, 0.56%, 4/20/2065 (e)	644	643

Series 2015-H09, Class FA, 0.78%, 4/20/2065 (e)	575	577

Series 2015-H14, Class FB, 0.59%, 5/20/2065 (e)	288	288

Series 2015-H14, Class FA, 0.73%, 6/20/2065 (e)	2,235	2,239

Series 2015-H27, Class FA, 0.91%, 9/20/2065 (e)	2,105	2,124

Series 2015-H29, Class FA, 0.86%, 10/20/2065 (e)	72	72

Series 2017-H07, Class FG, 0.62%, 2/20/2067 (e)	750	750

Series 2017-H14, Class FD, 0.63%, 6/20/2067 (e)	823	823

Series 2017-H16, Class CF, 0.63%, 7/20/2067 (e)	1,069	1,069

Series 2017-H15, Class FN, 0.66%, 7/20/2067 (e)	742	743

Series 2018-H04, Class FG, 0.44%, 2/20/2068 (e)	827	822

Series 2018-H07, Class FE, 0.51%, 2/20/2068 (e)	343	342

Series 2019-H05, Class FT, 0.60%, 4/20/2069 (e)	11,104	11,117

Headlands Residential LLC

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (d)	7,000	7,007

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

JP Morgan Mortgage Trust

Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	299		292

Series 2006-A2, Class 4A1, 3.09%, 8/25/2034 (e)	704		716

MASTR Alternative Loan Trust

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(f)	—	(f)

NCUA Guaranteed Notes Trust

Series 2010-R3, Class 1A, 0.71%, 12/8/2020 (e)	5,708		5,711

Series 2010-R3, Class 3A, 2.40%, 12/8/2020	59		59

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2005-AR6, Class 4A1, 0.43%, 12/25/2035 (e)	1,408		517

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (d)	1,310		1,310

Verus Securitization Trust

Series 2019-2, Class A1, 3.21%, 5/25/2059 (a) (e)	907		925

Visio Trust

Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (e)	7,156		7,223

Total Collateralized Mortgage Obligations (Cost $783,651)			797,292

U.S. Treasury Obligations—16.0%

U.S. Treasury Notes 1.25%, 10/31/2021	47,315		47,914

1.50%, 10/31/2021	2,265		2,300

2.00%, 10/31/2021	18,500		18,896

1.75%, 11/30/2021	37,000		37,740

2.50%, 1/15/2022	7,115		7,344

0.13%, 5/31/2022	3,710		3,709

0.13%, 6/30/2022	215,725		215,657

0.13%, 7/31/2022	129,325		129,279

1.63%, 8/31/2022	49,025		50,482

1.50%, 9/15/2022	500		514

1.63%, 11/15/2022	5,235		5,406

2.00%, 11/30/2022	50,505		52,612

1.63%, 12/15/2022	2,216		2,291

1.50%, 1/15/2023	2,515		2,596

2.38%, 1/31/2023	3,090		3,257

0.50%, 3/15/2023	32,365		32,660

1.63%, 4/30/2023	76,240		79,239

0.13%, 5/15/2023	6,250		6,246

SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
U.S. Treasury Obligations— continued

0.25%, 6/15/2023	976		978

0.13%, 7/15/2023	10,845		10,838

0.13%, 8/15/2023	31,185		31,161

Total U.S. Treasury Obligations (Cost $731,827)			741,119

Mortgage-Backed Securities - 7.6%

FHLMC

Pool # 611141, ARM, 3.77%, 1/1/2027 (e)	14		14

Pool # 786211, ARM, 5.75%, 1/1/2027 (e)	1		1

Pool # 846774, ARM, 3.51%, 12/1/2027 (e)	16		17

Pool # 1B2844, ARM, 3.58%, 3/1/2035 (e)	65		66

Pool # 1L1380, ARM, 4.23%, 3/1/2035 (e)	1,373		1,469

Pool # 1L1379, ARM, 4.20%, 10/1/2035 (e)	716		735

Pool # 1G1861, ARM, 4.04%, 3/1/2036 (e)	410		437

Pool # 1J1380, ARM, 4.28%, 3/1/2036 (e)	527		562

Pool # 1J1313, ARM, 2.47%, 6/1/2036 (e)	99		103

Pool # 1G1028, ARM, 2.78%, 7/1/2036 (e)	33		35

Pool # 1N0273, ARM, 2.52%, 8/1/2036 (e)	201		210

Pool # 1K0035, ARM, 2.73%, 8/1/2036 (e)	300		304

Pool # 1J1393, ARM, 3.14%, 10/1/2036 (e)	817		853

Pool # 1J1378, ARM, 3.76%, 11/1/2036 (e)	192		201

Pool # 1N0346, ARM, 2.32%, 12/1/2036 (e)	112		113

Pool # 1J1467, ARM, 3.64%, 12/1/2036 (e)	147		154

Pool # 1J1418, ARM, 3.81%, 12/1/2036 (e)	78		78

Pool # 1J1541, ARM, 3.57%, 1/1/2037 (e)	626		657

Pool # 1J1516, ARM, 3.70%, 2/1/2037 (e)	77		81

Pool # 1J1543, ARM, 4.36%, 2/1/2037 (e)	102		103

Pool # 1N1458, ARM, 3.19%, 3/1/2037 (e)	357		370

Pool # 1J1635, ARM, 3.57%, 3/1/2037 (e)	203		213

Pool # 1J1522, ARM, 4.18%, 3/1/2037 (e)	173		186

Pool # 1Q0339, ARM, 3.88%, 4/1/2037 (e)	33		35

Pool # 1Q0697, ARM, 3.01%, 5/1/2037 (e)	738		766

Pool # 1J1681, ARM, 2.86%, 6/1/2037 (e)	1,214		1,285

Pool # 1J1685, ARM, 2.86%, 6/1/2037 (e)	542		545

Pool # 847871, ARM, 2.96%, 8/1/2037 (e)	118		118

Pool # 1J2834, ARM, 4.15%, 8/1/2037 (e)	157		165

Pool # 1B3605, ARM, 4.53%, 8/1/2037 (e)	217		217

Pool # 1Q0476, ARM, 3.88%, 10/1/2037 (e)	183		185

Pool # 1J2945, ARM, 4.00%, 11/1/2037 (e)	56		56

Pool # 1Q0894, ARM, 3.99%, 1/1/2038 (e)	406		412

Pool # 1Q0722, ARM, 3.95%, 4/1/2038 (e)	364		387

FHLMC Gold Pools, 15 Year

Pool # G13056, 5.50%, 12/1/2020	—	(f)	—	(f)

Pool # G12880, 5.00%, 1/1/2021	—	(f)	—	(f)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # G13621, 6.50%, 8/1/2021	1		1

Pool # J03447, 6.00%, 9/1/2021	5		5

Pool # G13821, 6.00%, 11/1/2021	29		29

Pool # G13274, 5.50%, 10/1/2023	407		424

Pool # G13301, 5.50%, 10/1/2023	1,338		1,404

Pool # J10284, 6.00%, 12/1/2023	37		37

Pool # G13433, 5.50%, 1/1/2024	177		186

Pool # J14494, 4.00%, 2/1/2026	4,074		4,328

Pool # J14783, 4.00%, 3/1/2026	112		119

Pool # J15974, 4.00%, 6/1/2026	1,467		1,557

Pool # G14643, 4.00%, 8/1/2026	136		144

Pool # J18745, 3.00%, 4/1/2027	1,107		1,178

Pool # G14973, 4.00%, 12/1/2028	133		147

Pool # J31731, 3.00%, 5/1/2030	681		729

FHLMC Gold Pools, 20 Year

Pool # G30195, 6.50%, 5/1/2021	—	(f)	—	(f)

Pool # G30262, 6.00%, 10/1/2024	107		119

Pool # G30325, 5.50%, 3/1/2027	961		1,072

Pool # C91261, 4.50%, 8/1/2029	213		232

Pool # C91349, 4.50%, 12/1/2030	200		220

Pool # G30565, 4.50%, 10/1/2031	424		468

Pool # G30701, 5.00%, 11/1/2031	167		188

Pool # C91388, 3.50%, 2/1/2032	4,369		4,722

Pool # C91447, 3.50%, 5/1/2032	337		365

Pool # C91581, 3.00%, 11/1/2032	1,659		1,770

Pool # G30669, 4.50%, 12/1/2033	2,355		2,595

Pool # C91761, 4.00%, 5/1/2034	1,580		1,709

Pool # K92617, 3.00%, 4/1/2035 (g)	6,775		7,182

Pool # C91862, 3.50%, 1/1/2036	6,464		6,988

Pool # C91880, 3.50%, 6/1/2036 (g)	3,741		4,103

FHLMC Gold Pools, 30 Year

Pool # A30588, 6.00%, 7/1/2032	116		130

Pool # G01665, 5.50%, 3/1/2034	2,707		3,186

Pool # G05046, 5.00%, 11/1/2036	159		183

Pool # G03073, 5.50%, 7/1/2037	1,306		1,519

Pool # G04772, 7.00%, 8/1/2038	152		180

Pool # G05798, 5.50%, 1/1/2040	325		376

Pool # G08729, 4.50%, 9/1/2046	1,176		1,281

FHLMC Gold Pools, Other

Pool # T45022, 2.50%, 1/1/2028	6,164		6,384

Pool # U79013, 2.50%, 4/1/2028	1,243		1,305

Pool # U79014, 2.50%, 5/1/2028	1,468		1,541

Pool # T40143, 2.50%, 7/1/2028	1,436		1,488

Pool # U79019, 3.00%, 7/1/2028	250		263

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	317

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities— continued

Pool # U79026, 2.50%, 9/1/2028	313	329

Pool # U49013, 3.00%, 9/1/2028	2,387	2,519

Pool # G20027, 10.00%, 10/1/2030	53	58

Pool # G20028, 7.50%, 12/1/2036	3,199	3,636

FHLMC UMBS, 15 Year

Pool # SB0329, 3.00%, 9/1/2032 (g)	2,252	2,382

Pool # ZS8076, 4.00%, 7/1/2033	4,013	4,316

FNMA

Pool # 325081, ARM, 4.35%, 10/1/2025 (e)	4	4

Pool # 409902, ARM, 3.62%, 6/1/2027 (e)	7	7

Pool # 52597, ARM, 2.51%, 7/1/2027 (e)	2	2

Pool # 725902, ARM, 3.90%, 9/1/2034 (e)	52	52

Pool # 810896, ARM, 2.57%, 1/1/2035 (e)	45	47

Pool # 865095, ARM, 3.78%, 10/1/2035 (e)	742	763

Pool # 848757, ARM, 3.36%, 12/1/2035 (e)	168	169

Pool # 877009, ARM, 3.77%, 3/1/2036 (e)	799	853

Pool # AD0295, ARM, 3.92%, 3/1/2036 (e)	678	683

Pool # 894571, ARM, 4.05%, 3/1/2036 (e)	1,015	1,081

Pool # 871502, ARM, 3.59%, 4/1/2036 (e)	51	52

Pool # 895687, ARM, 3.01%, 5/1/2036 (e)	102	107

Pool # 886952, ARM, 2.55%, 6/1/2036 (e)	3	3

Pool # 882099, ARM, 3.40%, 7/1/2036 (e)	130	132

Pool # 886558, ARM, 2.49%, 8/1/2036 (e)	220	231

Pool # 884722, ARM, 2.53%, 8/1/2036 (e)	132	133

Pool # 745858, ARM, 2.60%, 8/1/2036 (e)	102	107

Pool # 745762, ARM, 2.65%, 8/1/2036 (e)	1	1

Pool # 887714, ARM, 2.67%, 8/1/2036 (e)	117	119

Pool # 882241, ARM, 3.14%, 10/1/2036 (e)	216	218

Pool # AD0296, ARM, 3.23%, 12/1/2036 (e)	485	487

Pool # 905593, ARM, 3.58%, 12/1/2036 (e)	79	83

Pool # 870920, ARM, 3.66%, 12/1/2036 (e)	27	29

Pool # 905196, ARM, 4.08%, 12/1/2036 (e)	29	31

Pool # 920954, ARM, 2.27%, 1/1/2037 (e)	711	735

Pool # 888143, ARM, 3.60%, 1/1/2037 (e)	55	57

Pool # 913984, ARM, 1.96%, 2/1/2037 (e)	386	399

Pool # 910178, ARM, 3.82%, 3/1/2037 (e)	592	596

Pool # 936588, ARM, 2.77%, 4/1/2037 (e)	151	155

Pool # 888750, ARM, 3.64%, 4/1/2037 (e)	103	108

Pool # 948208, ARM, 1.95%, 7/1/2037 (e)	621	639

Pool # 944105, ARM, 2.08%, 7/1/2037 (e)	12	12

Pool # 888620, ARM, 2.44%, 7/1/2037 (e)	107	108

Pool # 950385, ARM, 1.38%, 8/1/2037 (e)	14	14

Pool # 950382, ARM, 1.57%, 8/1/2037 (e)	1,160	1,181

Pool # 995108, ARM, 3.16%, 11/1/2037 (e)	892	935

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AD0081, ARM, 3.43%, 11/1/2037 (e)	292	295

Pool # 952182, ARM, 3.58%, 11/1/2037 (e)	321	336

Pool # 966911, ARM, 3.76%, 12/1/2037 (e)	141	148

FNMA UMBS, 10 Year

Pool # MA2233, 2.50%, 4/1/2025	126	132

Pool # MA3250, 3.00%, 1/1/2028 (g)	4,951	5,208

Pool # MA3315, 3.00%, 3/1/2028	2,770	2,907

Pool # FM3382, 3.50%, 8/1/2028	3,577	3,781

FNMA UMBS, 15 Year

Pool # 995886, 6.00%, 4/1/2021	1	1

Pool # AD0452, 6.00%, 4/1/2021	6	6

Pool # 897937, 6.00%, 8/1/2021	81	82

Pool # 890129, 6.00%, 12/1/2021	29	30

Pool # 889094, 6.50%, 1/1/2023	136	141

Pool # 995286, 6.50%, 3/1/2023	10	10

Pool # AL0229, 5.50%, 9/1/2023	258	266

Pool # AA1035, 6.00%, 12/1/2023	62	64

Pool # AD0471, 5.50%, 1/1/2024	297	303

Pool # 995381, 6.00%, 1/1/2024	105	110

Pool # AE0081, 6.00%, 7/1/2024	457	481

Pool # 931730, 5.00%, 8/1/2024	158	169

Pool # AD0365, 5.50%, 9/1/2024	141	145

Pool # AD0662, 5.50%, 1/1/2025	1,001	1,051

Pool # AL2193, 5.50%, 7/1/2025	1,334	1,402

Pool # AJ5336, 3.00%, 11/1/2026	126	132

Pool # AK0971, 3.00%, 2/1/2027	120	126

Pool # AO0800, 3.00%, 4/1/2027	169	177

Pool # AP7842, 3.00%, 9/1/2027	135	143

Pool # AL3439, 4.00%, 9/1/2027	639	679

Pool # AU6018, 3.00%, 9/1/2028	284	298

Pool # AL4307, 4.00%, 10/1/2028	1,079	1,187

Pool # AL9230, 3.50%, 12/1/2029	6,486	7,013

Pool # AL6105, 4.00%, 12/1/2029	110	117

Pool # MA2246, 3.00%, 4/1/2030	2,738	2,886

Pool # BM3175, 3.50%, 5/1/2032	1,894	2,043

Pool # FM2879, 3.00%, 6/1/2032	2,300	2,447

Pool # BM3172, 3.50%, 6/1/2032	1,448	1,582

Pool # FM3386, 3.50%, 7/1/2034	9,050	9,644

Pool # FM2989, 3.00%, 9/1/2034 (g)	15,601	16,653

Pool # FM3522, 3.00%, 2/1/2035 (g)	14,687	15,671

Pool # BP8813, 3.00%, 7/1/2035	2,388	2,534

FNMA UMBS, 20 Year

Pool # 253946, 7.00%, 8/1/2021	3	3

SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities— continued

Pool # 254344, 6.50%, 6/1/2022	159		177

Pool # 745763, 6.50%, 3/1/2025	121		134

Pool # 256714, 5.50%, 5/1/2027	264		293

Pool # MA0214, 5.00%, 10/1/2029	1,392		1,538

Pool # AD5474, 5.00%, 5/1/2030	422		474

Pool # MA0534, 4.00%, 10/1/2030	199		213

Pool # AL4165, 4.50%, 1/1/2031	1,099		1,210

Pool # MA0804, 4.00%, 7/1/2031	199		215

Pool # MA0792, 4.50%, 7/1/2031	1,678		1,848

Pool # MA3894, 4.00%, 9/1/2031	290		313

Pool # 890653, 4.50%, 1/1/2032	813		896

Pool # AL5958, 4.00%, 3/1/2032	2,183		2,340

Pool # MA1037, 3.00%, 4/1/2032	1,938		2,067

Pool # AL1722, 4.50%, 4/1/2032	149		164

Pool # AB5811, 3.00%, 8/1/2032	2,861		3,043

Pool # MA1270, 2.50%, 11/1/2032	1,121		1,186

Pool # AL3190, 4.00%, 12/1/2032	696		753

Pool # MA1802, 3.00%, 1/1/2034	1,270		1,353

Pool # AL8051, 4.00%, 5/1/2034	5,974		6,611

Pool # AL5373, 4.50%, 5/1/2034	767		844

Pool # FM2922, 3.00%, 2/1/2038 (g)	4,341		4,624

FNMA UMBS, 30 Year

Pool # 545334, 8.50%, 9/1/2021	—	(f)	—	(f)

Pool # 250511, 6.50%, 3/1/2026	2		2

Pool # 555889, 8.00%, 12/1/2030	20		22

Pool # 254548, 5.50%, 12/1/2032	1,484		1,735

Pool # 555458, 5.50%, 5/1/2033	2,557		2,999

Pool # AB0054, 4.50%, 12/1/2034	3,852		4,228

Pool # 735503, 6.00%, 4/1/2035	1,893		2,240

Pool # 745275, 5.00%, 2/1/2036	3,523		4,054

Pool # 889118, 5.50%, 4/1/2036	3,651		4,290

Pool # 889209, 5.00%, 5/1/2036	199		228

Pool # 745948, 6.50%, 10/1/2036	290		338

Pool # 889494, 5.50%, 1/1/2037	285		336

Pool # AD0249, 5.50%, 4/1/2037	2,662		3,122

Pool # 995024, 5.50%, 8/1/2037	414		487

Pool # 950302, 7.00%, 8/1/2037	585		703

Pool # 888890, 6.50%, 10/1/2037	826		967

Pool # 929005, 6.00%, 1/1/2038	569		664

Pool # 890268, 6.50%, 10/1/2038	1,472		1,694

Pool # 995149, 6.50%, 10/1/2038	921		1,064

Pool # AL7521, 5.00%, 6/1/2039	522		597

Pool # AC3237, 5.00%, 10/1/2039	233		269

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # AB2025, 5.00%, 1/1/2040	1,336		1,534

Pool # AD6431, 4.50%, 6/1/2040	318		356

Pool # AL2171, 4.00%, 6/1/2042	3,504		3,940

Pool # AO9370, 3.50%, 7/1/2042 (g)	4,747		5,210

Pool # AO7185, 4.00%, 9/1/2042	1,392		1,533

Pool # AB9260, 3.50%, 5/1/2043	4,800		5,205

Pool # BM3560, 4.00%, 11/1/2044	2,287		2,520

Pool # FM3582, 4.00%, 11/1/2044 (g)	2,899		3,252

Pool # AL7590, 3.50%, 10/1/2045	1,330		1,443

Pool # MA4100, 2.00%, 8/1/2050	23,943		24,688

Pool # MA4096, 2.50%, 8/1/2050	23,420		24,646

Pool # MA4120, 2.50%, 9/1/2050 (g)	9,500		9,993

FNMA, 30 Year

Pool # 415460, 8.50%, 3/1/2027	5		5

Pool # 801357, 5.50%, 8/1/2034	70		77

FNMA, Other

Pool # AM8263, 2.42%, 4/1/2022	994		1,016

Pool # AB7351, 2.50%, 12/1/2027	1,169		1,226

Pool # AQ8837, 2.50%, 12/1/2027	815		855

Pool # AQ9357, 2.50%, 1/1/2028	410		425

Pool # AQ9760, 2.50%, 2/1/2028	1,846		1,937

Pool # MA1360, 2.50%, 2/1/2028	2,199		2,306

Pool # MA1557, 3.00%, 8/1/2028	429		453

Pool # BK4847, 2.50%, 4/1/2033	862		913

Pool # MA0896, 4.00%, 11/1/2041	1,179		1,238

Pool # MA1510, 4.00%, 7/1/2043	1,755		1,920

Pool # BM5053, 3.00%, 4/1/2048	1,578		1,636

GNMA I, 15 Year

Pool # 782933, 6.50%, 10/15/2023	142		147

Pool # 783929, 4.00%, 5/15/2026	169		179

GNMA I, 30 Year

Pool # 780010, 9.50%, 3/15/2023	—	(f)	—	(f)

Pool # 403964, 9.00%, 9/15/2024	1		1

Pool # 780831, 9.50%, 12/15/2024	4		4

Pool # 780115, 8.50%, 4/15/2025	3		3

Pool # 780965, 9.50%, 12/15/2025	6		6

Pool # 423946, 9.00%, 10/15/2026	—	(f)	—	(f)

Pool # 687926, 6.50%, 9/15/2038	2,050		2,544

Pool # AE7700, 3.50%, 8/15/2043	1,209		1,285

GNMA II

Pool # 8785, ARM, 2.88%, 5/20/2021 (e)	—	(f)	—	(f)

Pool # 8807, ARM, 3.25%, 7/20/2021 (e)	2		2

Pool # 8938, ARM, 3.00%, 3/20/2022 (e)	2		2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	319

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities— continued

Pool # 8046, ARM, 3.25%, 9/20/2022 (e)	6	6

Pool # 8746, ARM, 3.13%, 11/20/2025 (e)	26	27

Pool # 8790, ARM, 3.00%, 1/20/2026 (e)	11	11

Pool # 80053, ARM, 3.00%, 3/20/2027 (e)	1	1

Pool # 80152, ARM, 3.00%, 1/20/2028 (e)	1	1

GNMA II, 15 Year

Pool # 5136, 4.00%, 8/20/2026	114	121

Pool # 5208, 3.00%, 10/20/2026	1,947	2,027

Pool # 5277, 3.50%, 1/20/2027	359	380

Pool # MA4425, 3.00%, 5/20/2032 (g)	7,581	7,976

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	4	4

Pool # 1989, 8.50%, 4/20/2025	7	7

Pool # 2285, 8.00%, 9/20/2026	7	9

Pool # 2499, 8.00%, 10/20/2027	2	3

Pool # 2525, 8.00%, 12/20/2027	1	1

Pool # 2646, 7.50%, 9/20/2028	4	5

Pool # 4224, 7.00%, 8/20/2038	1,120	1,295

Pool # 4245, 6.00%, 9/20/2038	1,320	1,520

Pool # 4247, 7.00%, 9/20/2038	1,762	2,117

Total Mortgage-Backed Securities (Cost $347,538)		353,312

Commercial Mortgage-Backed Securities — 1.3%

BX Commercial Mortgage Trust

Series 2020-BXLP, Class A, 0.96%, 12/15/2036 (a) (e)	8,138	8,110

COMM Mortgage Trust

Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	10,766

Commercial Mortgage Trust

Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	4,355	4,349

Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	4,765	4,583

Series 2014-UBS3, Class B, 4.31%, 6/10/2047	3,000	3,220

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K114, Class X1, IO, 1.21%, 6/25/2030 (e)	40,000	3,763

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FREMF Mortgage Trust

Series 2014-K41, Class B, 3.96%, 11/25/2047 (a) (e)	7,000	7,676

Series 2015-K49, Class B, 3.85%, 10/25/2048 (a) (e)	5,250	5,653

Series 2017-K726, Class B, 4.13%, 7/25/2049 (a) (e)	7,375	7,885

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class B, 4.92%, 2/15/2047 (e)	3,750	3,976

Series 2014-C18, Class B, 4.63%, 10/15/2047 (e)	1,500	1,614

Total Commercial Mortgage-Backed Securities (Cost $62,376)		61,595

	SHARES (000)
Short-Term Investments — 6.1%

Investment Companies — 6.0%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (h) (i) (Cost $281,361)	281,361	281,361

U.S. Treasury Obligations — 0.1%

U.S. Treasury Bills 0.14%, 1/7/2021 (j) (k) (Cost $3,304)	3,305	3,304

Total Short-Term Investments (Cost $284,665)		284,665

Total Investments — 102.9% (Cost $4,703,582)		4,773,758
Liabilities in Excess of Other Assets — (2.9)%		(132,530)

Net Assets — 100.0%		4,641,228

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Abbreviations
ABS	Asset-backed securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2020.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2020.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	The rate shown is the effective yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

U.S. Treasury 2 Year Note	3,442	12/2020	USD	760,467	316

					316

Short Contracts

U.S. Treasury 5 Year Note	(3,854)	12/2020	USD	(485,604)	(342)

U.S. Treasury 10 Year Note	(341)	12/2020	USD	(47,452)	(30)

U.S. Treasury 10 Year Ultra Note	(106)	12/2020	USD	(16,874)	18

					(354)

					(38)

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	321

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 44.3%

Aerospace & Defense — 0.4%

Boeing Co. (The) 4.88%, 5/1/2025	8,520	9,269

BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	185	194

Howmet Aerospace, Inc.

5.13%, 10/1/2024	700	750

5.90%, 2/1/2027	555	628

Leidos, Inc. 3.63%, 5/15/2025 (a)	2,990	3,331

Raytheon Technologies Corp. 3.10%, 11/15/2021 (a)	100	102

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	150	151

TransDigm, Inc. 6.25%, 3/15/2026 (a)	1,350	1,425

Triumph Group, Inc.

6.25%, 9/15/2024 (a)	500	409

7.75%, 8/15/2025	385	228

		16,487

Air Freight & Logistics — 0.0% (b)

XPO Logistics, Inc.

6.13%, 9/1/2023 (a)	318	323

6.75%, 8/15/2024 (a)	623	663

		986

Airlines — 0.0% (b)

United Airlines Holdings, Inc.

5.00%, 2/1/2024	200	181

4.88%, 1/15/2025	465	398

		579

Auto Components — 0.3%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	675	633

Adient US LLC

9.00%, 4/15/2025 (a)	450	500

7.00%, 5/15/2026 (a)	620	666

Allison Transmission, Inc.

5.00%, 10/1/2024 (a)	850	859

5.88%, 6/1/2029 (a)	465	509

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	2,065	2,129

Clarios Global LP 6.25%, 5/15/2026 (a)	1,025	1,087

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	1,510	1,591

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	625	627

Icahn Enterprises LP

6.25%, 2/1/2022	250	253

6.75%, 2/1/2024	365	376

6.25%, 5/15/2026	620	662

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

Metalsa SA de CV (Mexico) Series REGS, 4.90%, 4/24/2023 (c)	2,000	1,981

Toyota Industries Corp. (Japan) 3.11%, 3/12/2022 (a)	1,695	1,749

		13,622

Automobiles — 2.2%

BMW Finance NV (Germany) 2.25%, 8/12/2022 (a)	1,890	1,948

BMW US Capital LLC (Germany) 3.80%, 4/6/2023 (a)	13,805	14,932

Daimler Finance North America LLC (Germany)

2.00%, 7/6/2021 (a)	1,500	1,517

3.40%, 2/22/2022 (a)	10,540	10,951

2.55%, 8/15/2022 (a)	5,710	5,912

3.35%, 2/22/2023 (a)	150	159

1.75%, 3/10/2023 (a)	4,960	5,070

Ford Motor Co. 9.00%, 4/22/2025	400	468

Hyundai Capital America

3.00%, 6/20/2022 (a)	4,680	4,827

2.85%, 11/1/2022 (a)	13,345	13,804

2.38%, 2/10/2023 (a)	4,375	4,483

5.75%, 4/6/2023 (a)	6,455	7,185

Volkswagen Group of America Finance LLC (Germany)

2.90%, 5/13/2022 (a)	3,355	3,481

2.70%, 9/26/2022 (a)	7,290	7,579

4.25%, 11/13/2023 (a)	1,605	1,775

3.35%, 5/13/2025 (a)	5,465	6,005

		90,096

Banks — 16.2%

ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021 (a)	200	202

AIB Group plc (Ireland)

4.75%, 10/12/2023 (a)	2,000	2,191

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (d)	1,520	1,649

ANZ New Zealand Int’l Ltd. (New Zealand)

2.75%, 1/22/2021 (a)	200	202

2.88%, 1/25/2022 (a)	870	900

1.90%, 2/13/2023 (a)	6,900	7,131

3.40%, 3/19/2024 (a)	560	610

ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)	1,750	1,900

Australia & New Zealand Banking Group Ltd. (Australia) 2.63%, 11/9/2022	6,725	7,069

SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Banco Santander SA (Spain)

3.50%, 4/11/2022	7,000	7,298

3.85%, 4/12/2023	6,000	6,455

2.71%, 6/27/2024	11,800	12,587

2.75%, 5/28/2025	3,200	3,401

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	4,820	4,990

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	6,000	6,221

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	9,280	9,779

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (d)	3,590	3,804

(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (d)	7,825	8,154

Bank of Montreal (Canada) 2.50%, 6/28/2024	7,330	7,842

Bank of New Zealand (New Zealand)

3.50%, 2/20/2024 (a)	5,190	5,662

2.00%, 2/21/2025 (a)	5,170	5,432

Bank of Nova Scotia (The) (Canada)

2.00%, 11/15/2022	4,080	4,224

1.95%, 2/1/2023	9,099	9,421

1.63%, 5/1/2023	8,115	8,354

Banque Federative du Credit Mutuel SA (France)

2.70%, 7/20/2022 (a)	730	759

2.13%, 11/21/2022 (a)	5,000	5,171

3.75%, 7/20/2023 (a)	15,790	17,164

Barclays Bank plc (United Kingdom) 2.65%, 1/11/2021	2,000	2,013

Barclays plc (United Kingdom)

3.68%, 1/10/2023	11,858	12,299

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (d)	6,115	6,429

BBVA USA

3.50%, 6/11/2021	1,750	1,786

2.88%, 6/29/2022	4,000	4,115

BNP Paribas SA (France)

2.95%, 5/23/2022 (a)	4,000	4,158

(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (d)	7,170	7,636

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (d)	4,800	5,005

BNZ International Funding Ltd. (New Zealand)

2.90%, 2/21/2022 (a)	750	779

2.65%, 11/3/2022 (a)	1,500	1,568

3.38%, 3/1/2023 (a)	1,500	1,601

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (d)	15,825	16,441

3.10%, 4/2/2024	6,786	7,350

Capital One Bank USA NA (SOFR + 0.62%), 2.01%, 1/27/2023 (d)	7,490	7,632

Capital One NA 2.15%, 9/6/2022	2,040	2,103

CIT Group, Inc.

5.00%, 8/1/2023	225	238

4.75%, 2/16/2024	235	248

Citigroup, Inc.

(SOFR + 0.87%), 2.31%, 11/4/2022 (d)	4,665	4,759

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	6,130	6,343

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (d)	12,210	12,725

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (d) (e) (f)	680	734

(SOFR + 2.75%), 3.11%, 4/8/2026 (d)	12,730	13,811

Citizens Bank NA 3.25%, 2/14/2022	565	586

Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.34%, 6/24/2026 (a) (d)	6,405	6,503

Credit Agricole SA (France)

3.38%, 1/10/2022 (a)	15,000	15,553

3.75%, 4/24/2023 (a)	10,250	11,064

(SOFR Index + 1.68%), 1.91%, 6/16/2026 (a) (d)	4,815	4,972

Credit Suisse Group Funding Guernsey Ltd. (Switzerland)

3.80%, 9/15/2022	5,000	5,316

3.80%, 6/9/2023	1,000	1,080

DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	8,065	8,371

Fifth Third Bancorp

2.60%, 6/15/2022	100	104

2.38%, 1/28/2025	5,000	5,310

HSBC Holdings plc (United Kingdom)

2.95%, 5/25/2021	200	204

(ICE LIBOR USD 3 Month + 0.65%), 0.97%, 9/11/2021 (d)	300	300

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (d)	4,435	4,612

3.60%, 5/25/2023	4,000	4,301

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	5,130	5,383

(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (d)	2,730	2,862

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	323

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(SOFR + 1.54%), 1.64%, 4/18/2026 (d)	6,405	6,455

(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (d)	5,995	6,750

Huntington Bancshares, Inc. 2.30%, 1/14/2022	633	649

Huntington National Bank (The) 3.13%, 4/1/2022	900	936

ING Groep NV (Netherlands)

3.55%, 4/9/2024	475	521

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (d)	7,310	7,438

Lloyds Bank plc (United Kingdom)

3.30%, 5/7/2021	200	204

2.25%, 8/14/2022	1,890	1,955

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (d)	12,345	12,753

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (d)	4,545	4,589

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	2,000	2,091

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (d)	5,605	6,163

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (d)	4,130	4,342

Mitsubishi UFJ Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.65%), 0.89%, 7/26/2021 (d)	85	85

3.54%, 7/26/2021	145	149

3.22%, 3/7/2022	10,825	11,275

2.62%, 7/18/2022	3,325	3,459

3.46%, 3/2/2023	4,000	4,276

2.19%, 2/25/2025	8,175	8,598

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	4,400	4,560

2.60%, 9/11/2022	5,000	5,206

(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (d)	6,040	6,263

(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024 (d)	5,000	5,061

MUFG Union Bank NA 3.15%, 4/1/2022	700	730

National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	9,080	9,387

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (d)	9,370	9,776

3.88%, 9/12/2023	6,935	7,525

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (d)	8,555	9,330

NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023 (a)	7,220	7,459

Nordea Bank Abp (Finland)

2.50%, 9/17/2020 (a)	200	200

1.00%, 6/9/2023 (a)	4,165	4,219

Royal Bank of Canada (Canada)

1.60%, 4/17/2023	5,355	5,531

2.25%, 11/1/2024	4,500	4,797

Santander UK Group Holdings plc (United Kingdom)

3.13%, 1/8/2021	10,711	10,813

2.88%, 8/5/2021	2,000	2,045

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (d)	5,795	5,796

Santander UK plc (United Kingdom)

2.13%, 11/3/2020	2,400	2,407

2.50%, 1/5/2021	385	388

Skandinaviska Enskilda Banken AB (Sweden)

3.05%, 3/25/2022 (a)	1,960	2,038

2.20%, 12/12/2022 (a)	10,925	11,358

Societe Generale SA (France)

3.25%, 1/12/2022 (a)	9,000	9,295

3.88%, 3/28/2024 (a)	1,000	1,083

2.63%, 10/16/2024 (a)	10,975	11,469

2.63%, 1/22/2025 (a)	5,515	5,770

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (a) (d)	5,000	5,090

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (d)	20,555	21,382

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (d)	3,475	3,607

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.85%, 1/11/2022	830	857

2.78%, 7/12/2022	8,000	8,341

2.78%, 10/18/2022	65	68

3.10%, 1/17/2023	4,075	4,321

2.70%, 7/16/2024	3,075	3,300

1.47%, 7/8/2025	4,615	4,714

SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Truist Bank 2.80%, 5/17/2022	1,000	1,040

(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (d)	2,594	2,667

1.25%, 3/9/2023	11,000	11,216

Truist Financial Corp.

2.20%, 3/16/2023	2,210	2,304

2.50%, 8/1/2024	1,225	1,309

Wells Fargo & Co.

3.75%, 1/24/2024	5,000	5,462

(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (d)	6,225	6,558

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (d)	5,080	5,298

(SOFR + 2.00%), 2.19%, 4/30/2026 (d)	7,150	7,472

Westpac Banking Corp. (Australia) 2.75%, 1/11/2023	9,000	9,495

		674,561

Beverages — 0.4%

Constellation Brands, Inc.

2.70%, 5/9/2022	50	52

2.65%, 11/7/2022	65	68

4.25%, 5/1/2023	7,640	8,363

Keurig Dr Pepper, Inc.

3.55%, 5/25/2021	270	276

4.06%, 5/25/2023	5,500	6,010

		14,769

Biotechnology — 0.6%

AbbVie, Inc.

3.45%, 3/15/2022 (a)	300	312

2.30%, 11/21/2022 (a)	6,185	6,427

2.60%, 11/21/2024 (a)	17,445	18,696

		25,435

Building Products — 0.0% (b)

Griffon Corp. 5.75%, 3/1/2028	290	308

Standard Industries, Inc.

6.00%, 10/15/2025 (a)	700	721

4.75%, 1/15/2028 (a)	405	426

3.38%, 1/15/2031 (a)	168	167

Summit Materials LLC 5.13%, 6/1/2025 (a)	260	263

		1,885

Capital Markets — 4.6%

Ameriprise Financial, Inc. 3.00%, 4/2/2025	6,000	6,569

Credit Suisse AG (Switzerland) 2.80%, 4/8/2022	9,510	9,880

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (a)	17,750	18,430

(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (d)	250	272

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (d)	6,840	7,071

Deutsche Bank AG (Germany)

3.15%, 1/22/2021	2,750	2,772

Series D, 5.00%, 2/14/2022	4,950	5,208

3.95%, 2/27/2023	2,020	2,134

Goldman Sachs Group, Inc. (The)

Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (d) (e) (f)	755	725

3.63%, 1/22/2023	5,000	5,367

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	1,995	2,076

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	18,190	18,953

3.50%, 4/1/2025	7,750	8,587

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	120	125

Macquarie Bank Ltd. (Australia)

2.10%, 10/17/2022 (a)	3,210	3,322

3.90%, 1/15/2026 (a)	6,620	7,585

Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (d)	5,005	5,238

Morgan Stanley

(SOFR + 0.83%), 0.90%, 6/10/2022 (d)	1,395	1,399

4.88%, 11/1/2022	14,000	15,247

3.13%, 1/23/2023	7,500	7,952

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	1,885	2,037

(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	7,750	8,153

MSCI, Inc. 5.38%, 5/15/2027 (a)	800	864

Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	9,235	9,409

UBS AG (Switzerland)

2.45%, 12/1/2020 (a)	200	201

1.75%, 4/21/2022 (a)	10,555	10,770

UBS Group AG (Switzerland) 2.65%, 2/1/2022 (a)	6,798	7,009

3.49%, 5/23/2023 (a)	4,054	4,252

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (d)	9,415	9,794

4.13%, 9/24/2025 (a)	4,000	4,584

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (d)	2,865	2,891

		188,876

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	325

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — 0.1%

Air Liquide Finance SA (France) 1.75%, 9/27/2021 (a)	200	203

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	270	283

Celanese US Holdings LLC 3.50%, 5/8/2024	290	310

CF Industries, Inc.

3.40%, 12/1/2021 (a)	92	94

5.15%, 3/15/2034	465	551

Chemours Co. (The) 7.00%, 5/15/2025	1,420	1,451

CVR Partners LP 9.25%, 6/15/2023 (a)	525	516

NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	1,030	997

OCI NV (Netherlands) 6.63%, 4/15/2023 (a)	450	467

Olin Corp. 5.63%, 8/1/2029	570	570

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	745	797

		6,239

Commercial Services & Supplies — 0.1%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	12	12

ADT Security Corp. (The) 4.13%, 6/15/2023	315	329

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	655	656

Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (a)	240	268

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	310	322

Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	475	498

GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	290	292

Nielsen Finance LLC 5.00%, 4/15/2022 (a)	1,120	1,121

Prime Security Services Borrower LLC 5.25%, 4/15/2024 (a)	730	774

		4,272

Communications Equipment — 0.1%

CommScope, Inc.

5.50%, 3/1/2024 (a)	130	134

6.00%, 3/1/2026 (a)	1,945	2,067

Plantronics, Inc. 5.50%, 5/31/2023 (a)	331	312

		2,513

Construction & Engineering — 0.0% (b)

AECOM 5.13%, 3/15/2027	490	537

Construction Materials — 0.0% (b)

Cemex SAB de CV (Mexico) 5.70%, 1/11/2025 (a)	1,700	1,740

Consumer Finance — 2.2%

AerCap Ireland Capital DAC (Ireland)

4.50%, 5/15/2021	3,800	3,865

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

3.95%, 2/1/2022	4,726	4,786

3.50%, 5/26/2022	7,350	7,390

4.63%, 7/1/2022	4,350	4,457

3.30%, 1/23/2023	8,730	8,713

4.88%, 1/16/2024	10	10

3.50%, 1/15/2025	155	151

Ally Financial, Inc.

5.13%, 9/30/2024	730	817

5.75%, 11/20/2025	915	1,027

American Express Co.

2.75%, 5/20/2022	1,460	1,516

3.40%, 2/27/2023	265	284

(ICE LIBOR USD 3 Month + 0.75%), 1.00%, 8/3/2023 (d)	35	35

3.70%, 8/3/2023	35	38

American Honda Finance Corp. 2.05%, 1/10/2023	8,755	9,084

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	5,500	5,323

5.25%, 5/15/2024 (a)	8,786	8,520

Capital One Financial Corp.

2.60%, 5/11/2023	5,940	6,229

3.50%, 6/15/2023	2,195	2,356

3.90%, 1/29/2024	2,405	2,629

Caterpillar Financial Services Corp. 2.85%, 5/17/2024	480	518

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	140	116

Ford Motor Credit Co. LLC

3.47%, 4/5/2021	820	820

3.37%, 11/17/2023	415	417

5.13%, 6/16/2025	230	242

4.54%, 8/1/2026	1,385	1,414

4.27%, 1/9/2027	920	927

4.13%, 8/17/2027	415	414

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a) (g)	1,085	640

John Deere Capital Corp. 2.60%, 3/7/2024	1,380	1,479

Navient Corp.

6.13%, 3/25/2024	1,000	1,048

5.00%, 3/15/2027	175	169

OneMain Finance Corp.

7.75%, 10/1/2021	205	215

6.13%, 5/15/2022	740	777

7.13%, 3/15/2026	568	652

SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

Park Aerospace Holdings Ltd. (Ireland)

5.25%, 8/15/2022 (a)	10,460	10,384

4.50%, 3/15/2023 (a)	2,500	2,386

		89,848

Containers & Packaging — 0.2%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	203	211

5.25%, 8/15/2027 (a)	1,205	1,253

Ball Corp. 5.25%, 7/1/2025	555	629

Berry Global, Inc.

5.13%, 7/15/2023	216	219

4.88%, 7/15/2026 (a)	145	154

Crown Americas LLC 4.75%, 2/1/2026	355	370

Graphic Packaging International LLC 4.75%, 7/15/2027 (a)	350	387

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	1,075	1,153

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)	750	761

7.25%, 4/15/2025 (a)	815	792

OI European Group BV 4.00%, 3/15/2023 (a)	12	12

Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	400	426

Sealed Air Corp. 5.13%, 12/1/2024 (a)	345	380

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (h)	600	633

		7,380

Distributors — 0.0% (b)

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	350	365

Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	976	751

		1,116

Diversified Consumer Services — 0.0% (b)

Service Corp. International 4.63%, 12/15/2027	1,275	1,374

Diversified Financial Services — 0.3%

AIG Global Funding

2.70%, 12/15/2021 (a)	748	771

2.30%, 7/1/2022 (a)	985	1,015

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	9,735	9,992

MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	525	533

Refinitiv US Holdings, Inc.

6.25%, 5/15/2026 (a)	450	483

8.25%, 11/15/2026 (a)	325	360

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — continued

Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)	1,100	1,111

		14,265

Diversified Telecommunication Services — 0.8%

Altice France Holding SA (Luxembourg)

10.50%, 5/15/2027 (a)	425	487

6.00%, 2/15/2028 (a)	240	240

Altice France SA (France) 7.38%, 5/1/2026 (a)	1,725	1,831

AT&T, Inc. 2.30%, 6/1/2027	3,080	3,266

CCO Holdings LLC

4.00%, 3/1/2023 (a)	200	203

5.13%, 5/1/2027 (a)	3,120	3,323

5.00%, 2/1/2028 (a)	3,885	4,108

4.25%, 2/1/2031 (a)	1,026	1,072

CenturyLink, Inc.

Series T, 5.80%, 3/15/2022	545	569

Series W, 6.75%, 12/1/2023	245	271

Series Y, 7.50%, 4/1/2024	575	652

5.63%, 4/1/2025	975	1,052

5.13%, 12/15/2026 (a)	800	830

Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	270	279

Frontier Communications Corp. 8.00%, 4/1/2027 (a) (h) (i)	1,400	1,407

Intelsat Jackson Holdings SA (Luxembourg)

5.50%, 8/1/2023 (i)	1,590	1,058

8.00%, 2/15/2024 (a) (h) (i)	767	782

Level 3 Financing, Inc.

5.63%, 2/1/2023	58	58

5.13%, 5/1/2023	100	100

5.38%, 5/1/2025	495	510

4.63%, 9/15/2027 (a)	605	634

Sprint Capital Corp. 8.75%, 3/15/2032	2,215	3,346

Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	1,255	1,562

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	550	607

Verizon Communications, Inc. 3.00%, 3/22/2027	4,790	5,347

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	1,275	1,379

		34,973

Electric Utilities — 1.1%

AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	2,290	2,383

American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	145	151

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	327

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

American Transmission Systems, Inc. 5.25%, 1/15/2022 (a)	200	212

Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023 (a)	6,087	6,456

Edison International

2.40%, 9/15/2022	6,000	6,119

2.95%, 3/15/2023	5,410	5,570

Emera US Finance LP (Canada) 2.70%, 6/15/2021	2,575	2,616

Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021 (c)	1,800	1,757

Evergy, Inc. 2.45%, 9/15/2024	1,300	1,379

Exelon Corp. 3.50%, 6/1/2022 (h)	375	393

FirstEnergy Corp.

2.05%, 3/1/2025	3,390	3,459

Series A, 1.60%, 1/15/2026	2,235	2,214

Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	21

Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021 (c)	1,500	1,500

ITC Holdings Corp. 2.70%, 11/15/2022	5,805	6,062

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	268

NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	600	623

NRG Energy, Inc. 7.25%, 5/15/2026	750	802

PG&E Corp. 5.00%, 7/1/2028	845	843

PNM Resources, Inc. 3.25%, 3/9/2021	69	70

Vistra Operations Co. LLC 5.00%, 7/31/2027 (a)	975	1,034

		43,932

Electronic Equipment, Instruments & Components — 0.0% (b)

CDW LLC

5.50%, 12/1/2024	500	555

4.25%, 4/1/2028	830	867

		1,422

Energy Equipment & Services — 0.3%

Archrock Partners LP 6.88%, 4/1/2027 (a)	555	572

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	10,470	10,957

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	745	335

Nabors Industries, Inc. 4.63%, 9/15/2021	58	47

Precision Drilling Corp. (Canada) 5.25%, 11/15/2024	632	444

Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	526	424

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	145	130

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	195	172

		13,081

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — 0.1%

Cinemark USA, Inc.

4.88%, 6/1/2023	739	680

8.75%, 5/1/2025 (a)	270	290

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)	740	728

4.75%, 10/15/2027 (a)	10	9

Netflix, Inc.

4.88%, 4/15/2028	685	792

5.88%, 11/15/2028	1,335	1,638

4.88%, 6/15/2030 (a)	495	574

		4,711

Equity Real Estate Investment Trusts (REITs) — 0.8%

American Tower Corp.

3.50%, 1/31/2023	5,305	5,667

3.00%, 6/15/2023	110	117

2.40%, 3/15/2025	2,640	2,814

1.30%, 9/15/2025	3,180	3,233

2.75%, 1/15/2027	3,000	3,263

Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	590	481

ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	935	949

HAT Holdings I LLC 5.25%, 7/15/2024 (a)	175	183

Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	725	752

MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	1,065	1,178

RHP Hotel Properties LP 4.75%, 10/15/2027	960	874

SBA Communications Corp.

4.00%, 10/1/2022	200	201

4.88%, 9/1/2024	580	596

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	6,294	6,656

VICI Properties LP

3.50%, 2/15/2025 (a)	100	100

4.25%, 12/1/2026 (a)	855	875

3.75%, 2/15/2027 (a)	430	429

4.13%, 8/15/2030 (a)	610	611

WEA Finance LLC (France) 2.88%, 1/15/2027 (a)	3,110	3,094

Welltower, Inc. 3.63%, 3/15/2024	2,325	2,514

		34,587

Food & Staples Retailing — 0.3%

Albertsons Cos., Inc.

3.50%, 2/15/2023 (a)	135	138

6.63%, 6/15/2024	605	625

SEE NOTES TO FINANCIAL STATEMENTS.

328	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food & Staples Retailing — continued

5.75%, 3/15/2025	175	180

3.25%, 3/15/2026 (a)	283	289

4.63%, 1/15/2027 (a)	270	285

5.88%, 2/15/2028 (a)	350	378

3.50%, 3/15/2029 (a)	283	285

4.88%, 2/15/2030 (a)	190	204

Rite Aid Corp. 8.00%, 11/15/2026 (a)	1,044	1,057

Sysco Corp. 5.65%, 4/1/2025	6,000	7,101

		10,542

Food Products — 0.3%

Bunge Ltd. Finance Corp.

3.00%, 9/25/2022	100	104

1.63%, 8/17/2025	10,338	10,395

Campbell Soup Co. 3.65%, 3/15/2023	1,018	1,090

JBS USA LUX SA 5.88%, 7/15/2024 (a)	313	319

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	750	785

Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	400	411

Post Holdings, Inc.

5.00%, 8/15/2026 (a)	525	545

5.75%, 3/1/2027 (a)	525	555

4.63%, 4/15/2030 (a)	189	197

		14,401

Gas Utilities — 0.0% (b)

AmeriGas Partners LP

5.63%, 5/20/2024	580	634

5.50%, 5/20/2025	455	499

		1,133

Health Care Equipment & Supplies — 0.1%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	360	381

Becton Dickinson and Co. (ICE LIBOR USD 3 Month + 0.88%), 1.18%, 12/29/2020 (d)	149	149

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	735	768

Hologic, Inc. 4.38%, 10/15/2025 (a)	610	623

Teleflex, Inc. 4.63%, 11/15/2027	565	600

		2,521

Health Care Providers & Services — 1.1%

Aetna, Inc.

2.75%, 11/15/2022	223	233

2.80%, 6/15/2023	60	63

Anthem, Inc. 2.95%, 12/1/2022	75	79

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

Centene Corp.

4.75%, 5/15/2022	125	126

5.38%, 6/1/2026 (a)	590	624

4.25%, 12/15/2027	900	945

3.38%, 2/15/2030	995	1,035

Community Health Systems, Inc. 8.63%, 1/15/2024 (a)	825	862

CVS Health Corp.

3.70%, 3/9/2023	6,769	7,286

4.10%, 3/25/2025	17	19

1.30%, 8/21/2027	7,035	6,991

DaVita, Inc. 3.75%, 2/15/2031 (a)	483	477

Encompass Health Corp.

5.13%, 3/15/2023	250	252

4.50%, 2/1/2028	980	1,005

HCA, Inc.

5.88%, 5/1/2023	485	531

5.38%, 2/1/2025	200	225

5.88%, 2/15/2026	2,065	2,364

5.38%, 9/1/2026	785	891

5.88%, 2/1/2029	3,640	4,422

Laboratory Corp. of America Holdings 2.30%, 12/1/2024	5,740	6,101

Tenet Healthcare Corp.

6.75%, 6/15/2023	560	596

4.88%, 1/1/2026 (a)	2,640	2,746

6.25%, 2/1/2027 (a)	2,135	2,242

		40,115

Health Care Technology — 0.0% (b)

IQVIA, Inc. 5.00%, 5/15/2027 (a)	800	842

Hotels, Restaurants & Leisure — 0.3%

1011778 BC ULC (Canada)

4.25%, 5/15/2024 (a)	625	636

5.00%, 10/15/2025 (a)	360	370

Boyd Gaming Corp. 6.00%, 8/15/2026	125	131

Caesars Resort Collection LLC 5.25%, 10/15/2025 (a)	755	723

Cedar Fair LP

5.38%, 6/1/2024	260	261

5.25%, 7/15/2029	345	334

Colt Merger Sub, Inc. 5.75%, 7/1/2025 (a)	71	74

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	271	247

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	329

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	355	389

Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	1,050	1,084

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	321	332

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	600	615

International Game Technology plc

6.25%, 2/15/2022 (a)	345	354

6.25%, 1/15/2027 (a)	440	483

KFC Holding Co. 4.75%, 6/1/2027 (a)	715	751

Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	575	597

MGM Resorts International

5.75%, 6/15/2025	1,759	1,884

4.63%, 9/1/2026	33	34

5.50%, 4/15/2027	327	346

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	619	612

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	1,175	1,139

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	265	287

Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	570	608

Station Casinos LLC 5.00%, 10/1/2025 (a)	470	464

Wyndham Destinations, Inc. 3.90%, 3/1/2023	285	282

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	400	396

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,095	1,068

		14,501

Household Durables — 0.1%

Lennar Corp.

4.88%, 12/15/2023	150	161

5.25%, 6/1/2026	965	1,089

Meritage Homes Corp. 6.00%, 6/1/2025	455	515

Newell Brands, Inc. 4.70%, 4/1/2026 (h)	1,500	1,624

PulteGroup, Inc. 5.50%, 3/1/2026	335	385

Tempur Sealy International, Inc.

5.63%, 10/15/2023	625	636

5.50%, 6/15/2026	1,200	1,255

		5,665

Household Products — 0.1%

Central Garden & Pet Co. 5.13%, 2/1/2028	720	763

Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	845	926

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Products — continued

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	1,900	1,963

Spectrum Brands, Inc.

5.75%, 7/15/2025	750	775

5.00%, 10/1/2029 (a)	660	686

		5,113

Independent Power and Renewable Electricity Producers — 0.2%

AES Corp. (The) 6.00%, 5/15/2026	565	593

Calpine Corp. 5.25%, 6/1/2026 (a)	820	856

Exelon Generation Co. LLC

3.40%, 3/15/2022	380	396

3.25%, 6/1/2025	5,185	5,714

		7,559

Industrial Conglomerates — 0.4%

Honeywell International, Inc. 0.48%, 8/19/2022	14,855	14,888

Roper Technologies, Inc. 1.00%, 9/15/2025	3,075	3,095

		17,983

Insurance — 0.9%

American International Group, Inc. 2.50%, 6/30/2025	2,705	2,892

Athene Global Funding 3.00%, 7/1/2022 (a)	5,165	5,344

Jackson National Life Global Funding

2.25%, 4/29/2021 (a)	115	116

3.30%, 6/11/2021 (a)	250	256

3.30%, 2/1/2022 (a)	970	1,008

3.25%, 1/30/2024 (a)	9,500	10,239

MassMutual Global Funding II 2.25%, 7/1/2022 (a)	1,380	1,431

Protective Life Global Funding

2.16%, 9/25/2020 (a)	150	150

(ICE LIBOR USD 3 Month + 0.52%), 0.83%, 6/28/2021 (a) (d)	150	151

1.08%, 6/9/2023 (a)	3,790	3,844

Reliance Standard Life Global Funding II

2.63%, 7/22/2022 (a)	2,415	2,492

2.15%, 1/21/2023 (a)	4,505	4,622

3.85%, 9/19/2023 (a)	45	49

2.50%, 10/30/2024 (a)	6,190	6,439

Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020 (a)	105	105

		39,138

IT Services — 0.0% (b)

Exela Intermediate LLC 10.00%, 7/15/2023 (a)	104	30

SEE NOTES TO FINANCIAL STATEMENTS.

330	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Leisure Products — 0.0% (b)

Mattel, Inc. 6.75%, 12/31/2025 (a)	1,640	1,740

Life Sciences Tools & Services — 0.0% (b)

Avantor, Inc. 6.00%, 10/1/2024 (a)	1,115	1,168

Machinery — 0.0% (b)

ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	250	253

Colfax Corp.

6.00%, 2/15/2024 (a)	353	366

6.38%, 2/15/2026 (a)	9	10

RBS Global, Inc. 4.88%, 12/15/2025 (a)	280	287

Tennant Co. 5.63%, 5/1/2025	500	519

Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	335	349

		1,784

Media — 0.6%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	955	1,019

AMC Networks, Inc. 5.00%, 4/1/2024	815	830

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024	1,159	1,136

5.13%, 8/15/2027 (a)	1,740	1,758

CSC Holdings LLC

5.88%, 9/15/2022	450	477

5.25%, 6/1/2024	935	1,012

6.50%, 2/1/2029 (a)	1,540	1,736

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	1,202	938

DISH DBS Corp.

6.75%, 6/1/2021	250	256

5.00%, 3/15/2023	250	259

5.88%, 11/15/2024	1,774	1,875

7.75%, 7/1/2026	2,460	2,816

Entercom Media Corp.

7.25%, 11/1/2024 (a)	900	720

6.50%, 5/1/2027 (a)	177	151

Gray Television, Inc.

5.13%, 10/15/2024 (a)	250	256

7.00%, 5/15/2027 (a)	385	417

iHeartCommunications, Inc. 6.38%, 5/1/2026	800	832

Interpublic Group of Cos., Inc. (The) 3.50%, 10/1/2020	65	65

Lamar Media Corp.

5.75%, 2/1/2026	350	365

3.75%, 2/15/2028 (a)	120	120

4.00%, 2/15/2030 (a)	85	87

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Meredith Corp. 6.88%, 2/1/2026	1,135	986

Nexstar Broadcasting, Inc.

5.63%, 8/1/2024 (a)	300	308

5.63%, 7/15/2027 (a)	925	976

Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	610	593

Sirius XM Radio, Inc.

4.63%, 7/15/2024 (a)	780	811

5.38%, 7/15/2026 (a)	1,705	1,784

TEGNA, Inc.

5.50%, 9/15/2024 (a)	500	509

4.63%, 3/15/2028 (a)	235	237

ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (d)	550	613

Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	1,185	1,253

		25,195

Metals & Mining — 0.4%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	545	564

7.00%, 9/30/2026 (a)	1,000	1,070

Arconic Corp. 6.13%, 2/15/2028 (a)	750	791

Commercial Metals Co. 4.88%, 5/15/2023	155	161

Constellium SE

5.75%, 5/15/2024 (a)	250	255

6.63%, 3/1/2025 (a)	250	258

FMG Resources August 2006 Pty. Ltd. (Australia)

4.75%, 5/15/2022 (a)	215	222

4.50%, 9/15/2027 (a)	450	486

Freeport-McMoRan, Inc.

4.13%, 3/1/2028	407	425

4.38%, 8/1/2028	253	266

4.25%, 3/1/2030	385	404

5.45%, 3/15/2043	520	585

Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	9,050	9,028

Novelis Corp.

5.88%, 9/30/2026 (a)	350	365

4.75%, 1/30/2030 (a)	280	284

		15,164

Multiline Retail — 0.0% (b)

Macy’s, Inc. 8.38%, 6/15/2025 (a)	540	567

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	331

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Multi-Utilities — 0.5%

Ameren Corp.

2.70%, 11/15/2020	573	575

2.50%, 9/15/2024	880	939

Dominion Energy, Inc.

4.10%, 4/1/2021 (h)	1,250	1,275

2.72%, 8/15/2021 (h)	1,150	1,174

Series A, 3.30%, 3/15/2025	6,570	7,296

NiSource, Inc. 0.95%, 8/15/2025	7,250	7,269

Public Service Enterprise Group, Inc.

2.65%, 11/15/2022	75	78

0.80%, 8/15/2025	3,480	3,478

Sempra Energy (ICE LIBOR USD 3 Month + 0.45%), 0.76%, 3/15/2021 (d)	195	195

WEC Energy Group, Inc. 3.38%, 6/15/2021	100	102

		22,381

Oil, Gas & Consumable Fuels — 2.8%

Antero Midstream Partners LP 5.38%, 9/15/2024	870	803

Antero Resources Corp. 5.13%, 12/1/2022	1,377	1,196

Apache Corp.

4.63%, 11/15/2025	999	1,022

4.88%, 11/15/2027	59	60

APT Pipelines Ltd. (Australia)

3.88%, 10/11/2022 (a)	10,128	10,644

4.20%, 3/23/2025 (a)	3,088	3,407

Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	1,730	1,721

BP Capital Markets America, Inc. 3.19%, 4/6/2025	4,000	4,406

Buckeye Partners LP

4.13%, 3/1/2025 (a)	285	286

4.13%, 12/1/2027	725	725

4.50%, 3/1/2028 (a)	285	291

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	388	395

Cheniere Energy Partners LP 5.25%, 10/1/2025	1,575	1,612

Comstock Resources, Inc. 9.75%, 8/15/2026	1,111	1,175

Crestwood Midstream Partners LP 6.25%, 4/1/2023 (h)	930	916

DCP Midstream Operating LP 3.88%, 3/15/2023	785	795

Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	315	158

Diamondback Energy, Inc. 5.38%, 5/31/2025	6,000	6,249

Enbridge, Inc. (Canada)

2.90%, 7/15/2022	75	78

2.50%, 1/15/2025	5,900	6,221

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Energen Corp. 4.63%, 9/1/2021	6,823	6,895

EnLink Midstream Partners LP 4.40%, 4/1/2024	1,085	1,004

EP Energy LLC 7.75%, 5/15/2026 (a) (i)	145	32

EQM Midstream Partners LP 6.00%, 7/1/2025 (a)	80	85

EQT Corp. 7.88%, 2/1/2025 (h)	1,040	1,194

Equinor ASA (Norway) 2.88%, 4/6/2025	7,210	7,906

Exxon Mobil Corp.

1.57%, 4/15/2023	10,795	11,130

2.99%, 3/19/2025	7,095	7,790

Genesis Energy LP 7.75%, 2/1/2028	247	220

Gulfport Energy Corp.

6.63%, 5/1/2023	660	403

6.00%, 10/15/2024	1,080	642

Martin Midstream Partners LP

10.00%, 2/29/2024 (a)	28	30

11.50%, 2/28/2025 (a)	129	115

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	1,007	1,027

7.13%, 2/1/2027 (a)	378	362

MPLX LP 1.75%, 3/1/2026	9,635	9,632

NuStar Logistics LP

4.80%, 9/1/2020	100	100

6.75%, 2/1/2021	50	50

6.00%, 6/1/2026	470	492

Oasis Petroleum, Inc.

6.88%, 3/15/2022	879	171

6.88%, 1/15/2023	125	24

6.25%, 5/1/2026 (a)	505	91

Occidental Petroleum Corp.

8.00%, 7/15/2025	413	449

5.88%, 9/1/2025	192	193

8.50%, 7/15/2027	444	491

6.38%, 9/1/2028	192	194

8.88%, 7/15/2030	494	559

6.63%, 9/1/2030	192	197

ONEOK, Inc. 2.75%, 9/1/2024	3,370	3,477

Parsley Energy LLC

5.25%, 8/15/2025 (a)	430	442

5.63%, 10/15/2027 (a)	435	450

PBF Holding Co. LLC

9.25%, 5/15/2025 (a)	127	139

6.00%, 2/15/2028 (a)	590	498

SEE NOTES TO FINANCIAL STATEMENTS.

332	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Petroleos Mexicanos (Mexico)

4.50%, 1/23/2026	3,800	3,553

6.88%, 8/4/2026	2,400	2,441

QEP Resources, Inc. 5.25%, 5/1/2023	620	508

Range Resources Corp. 5.00%, 3/15/2023	1,000	996

SM Energy Co.

6.13%, 11/15/2022	625	487

6.63%, 1/15/2027	685	336

Southwestern Energy Co. 6.45%, 1/23/2025 (h)	1,170	1,175

Summit Midstream Holdings LLC 5.50%, 8/15/2022	105	69

Sunoco LP 4.88%, 1/15/2023	85	86

Tallgrass Energy Partners LP 4.75%, 10/1/2023 (a)	610	598

Targa Resources Partners LP

5.25%, 5/1/2023	955	960

5.88%, 4/15/2026	1,285	1,353

6.88%, 1/15/2029	1,180	1,304

4.88%, 2/1/2031 (a)	320	322

TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	314	325

W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	134	97

Whiting Petroleum Corp. 6.63%, 1/15/2026 (i)	635	149

WPX Energy, Inc.

5.25%, 9/15/2024	750	765

5.75%, 6/1/2026	500	510

		114,678

Paper & Forest Products — 0.0% (b)

Clearwater Paper Corp. 4.50%, 2/1/2023	250	252

Personal Products — 0.0% (b)

Edgewell Personal Care Co. 4.70%, 5/24/2022	475	496

Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	595	615

		1,111

Pharmaceuticals — 0.6%

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	3,465	3,842

8.50%, 1/31/2027 (a)	50	55

Bausch Health Cos., Inc.

5.88%, 5/15/2023 (a)	56	56

7.00%, 3/15/2024 (a)	130	135

6.13%, 4/15/2025 (a)	725	746

5.50%, 11/1/2025 (a)	2,260	2,332

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

7.00%, 1/15/2028 (a)	27	29

5.00%, 1/30/2028 (a)	224	221

5.25%, 1/30/2030 (a)	228	227

Elanco Animal Health, Inc. 5.90%, 8/28/2028 (h)	340	406

EMD Finance LLC (Germany) 2.95%, 3/19/2022 (a)	150	155

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	1,290	1,377

Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	9,068	9,655

Upjohn, Inc. 1.65%, 6/22/2025 (a)	5,285	5,428

Zoetis, Inc.

(ICE LIBOR USD 3 Month + 0.44%), 0.69%, 8/20/2021 (d)	185	185

3.25%, 8/20/2021	240	247

		25,096

Professional Services — 0.0% (b)

Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (a)	400	434

Real Estate Management & Development — 0.0% (b)

China Evergrande Group (China) 8.75%, 6/28/2025 (c)	2,100	1,766

Road & Rail — 0.2%

Avis Budget Car Rental LLC

6.38%, 4/1/2024 (a)	369	362

5.25%, 3/15/2025 (a)	500	477

5.75%, 7/15/2027 (a)	580	556

Hertz Corp. (The)

7.63%, 6/1/2022 (a) (i)	138	120

5.50%, 10/15/2024 (a) (i)	1,820	737

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	463

Ryder System, Inc.

3.50%, 6/1/2021	15	15

3.35%, 9/1/2025	4,405	4,851

		7,581

Semiconductors & Semiconductor Equipment — 0.1%

Analog Devices, Inc. 2.50%, 12/5/2021	75	77

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	575	600

Qorvo, Inc. 5.50%, 7/15/2026	365	387

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	1,620	1,697

		2,761

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	333

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Software — 0.0% (b)

CDK Global, Inc. 4.88%, 6/1/2027	730	770

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	705	755

		1,525

Specialty Retail — 0.5%

AutoZone, Inc. 3.63%, 4/15/2025	6,000	6,729

Gap, Inc. (The) 8.88%, 5/15/2027 (a)	775	874

L Brands, Inc.

5.63%, 10/15/2023	825	861

6.88%, 11/1/2035	500	511

Penske Automotive Group, Inc. 5.50%, 5/15/2026	935	974

PetSmart, Inc.

7.13%, 3/15/2023 (a)	1,245	1,254

5.88%, 6/1/2025 (a)	1,220	1,255

Staples, Inc.

7.50%, 4/15/2026 (a)	1,670	1,486

10.75%, 4/15/2027 (a)	830	577

TJX Cos., Inc. (The) 3.50%, 4/15/2025	7,100	7,924

		22,445

Technology Hardware, Storage & Peripherals — 0.1%

EMC Corp. 3.38%, 6/1/2023	1,989	2,054

NCR Corp.

6.38%, 12/15/2023	450	459

5.75%, 9/1/2027 (a)	970	1,019

5.00%, 10/1/2028 (a)	189	190

Western Digital Corp. 4.75%, 2/15/2026	605	655

Xerox Corp. 4.12%, 3/15/2023 (h)	92	94

		4,471

Textiles, Apparel & Luxury Goods — 0.0% (b)

Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	250	263

William Carter Co. (The) 5.63%, 3/15/2027 (a)	370	393

		656

Thrifts & Mortgage Finance — 1.2%

BPCE SA (France)

3.00%, 5/22/2022 (a)	8,426	8,754

2.75%, 1/11/2023 (a)	5,420	5,694

(ICE LIBOR USD 3 Month + 1.24%), 1.56%, 9/12/2023 (a) (d)	250	253

2.38%, 1/14/2025 (a)	3,855	4,041

Ladder Capital Finance Holdings LLLP

REIT, 5.25%, 3/15/2022 (a)	210	208

Nationwide Building Society (United Kingdom)

2.45%, 7/27/2021 (a)	4,965	5,055

2.00%, 1/27/2023 (a)	5,200	5,378

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a) (d)	5,375	5,620

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Thrifts & Mortgage Finance — continued

(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (d)	1,000	1,066

3.90%, 7/21/2025 (a)	9,150	10,365

Radian Group, Inc. 4.50%, 10/1/2024	335	337

		46,771

Tobacco — 0.9%

Altria Group, Inc. 2.35%, 5/6/2025	7,085	7,536

BAT Capital Corp. (United Kingdom)

2.76%, 8/15/2022	7,220	7,508

2.79%, 9/6/2024	9,615	10,222

4.70%, 4/2/2027	2,760	3,197

Imperial Brands Finance plc (United Kingdom)

3.75%, 7/21/2022 (a)	1,500	1,567

3.13%, 7/26/2024 (a)	8,410	8,883

Reynolds American, Inc. (United Kingdom) 4.00%, 6/12/2022	150	159

		39,072

Trading Companies & Distributors — 1.1%

Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	145	60

Air Lease Corp.

3.50%, 1/15/2022	1,500	1,533

3.75%, 2/1/2022	3,919	4,004

2.63%, 7/1/2022	485	488

2.25%, 1/15/2023	5,811	5,826

2.75%, 1/15/2023	9,004	9,046

3.88%, 7/3/2023	3,000	3,117

2.88%, 1/15/2026	7,615	7,566

Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	4,935	5,075

Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	600	595

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,070	1,121

United Rentals North America, Inc.

3.88%, 11/15/2027	500	521

4.88%, 1/15/2028	1,575	1,675

3.88%, 2/15/2031	327	336

WESCO Distribution, Inc.

5.38%, 6/15/2024	250	257

7.13%, 6/15/2025 (a)	820	901

		42,121

Transportation Infrastructure — 0.2%

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,105	7,589

Wireless Telecommunication Services — 0.5%

Hughes Satellite Systems Corp.

7.63%, 6/15/2021	50	52

5.25%, 8/1/2026	800	876

SEE NOTES TO FINANCIAL STATEMENTS.

334	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — continued

Sprint Corp.

7.25%, 9/15/2021	300	317

7.88%, 9/15/2023	1,025	1,192

7.13%, 6/15/2024	100	116

7.63%, 2/15/2025	546	654

7.63%, 3/1/2026	2,819	3,467

T-Mobile USA, Inc.

6.00%, 4/15/2024	150	153

6.50%, 1/15/2026	120	126

4.50%, 2/1/2026	328	339

1.50%, 2/15/2026 (a)	10,605	10,757

4.75%, 2/1/2028	3,273	3,526

Vodafone Group plc (United Kingdom)

3.75%, 1/16/2024	75	82

4.13%, 5/30/2025	135	155

		21,812

Total Corporate Bonds (Cost $1,808,737)		1,856,969

Mortgage-Backed Securities — 13.3%

FHLMC Gold Pools, 15 Year

Pool # J24740, 3.00%, 7/1/2028	83	88

Pool # G15655, 3.00%, 10/1/2028	206	219

Pool # G18528, 3.50%, 10/1/2029	5,381	5,723

Pool # G15890, 3.00%, 7/1/2031	5,680	6,083

FHLMC Gold Pools, 20 Year

Pool # C91649, 3.00%, 4/1/2033	62	66

FHLMC Gold Pools, 30 Year

Pool # G61879, 4.50%, 3/1/2047	442	484

FHLMC UMBS, 15 Year

Pool # ZS8594, 3.00%, 1/1/2031	2,767	2,907

Pool # ZS8598, 3.00%, 2/1/2031	2,933	3,085

Pool # SB0268, 3.00%, 5/1/2033	862	907

Pool # SB0041, 3.50%, 7/1/2034	5,568	6,038

FHLMC UMBS, 30 Year

Pool # ZS9524, 3.50%, 1/1/2044	19,125	21,003

Pool # SD0057, 3.50%, 5/1/2048	8,531	9,362

FNMA UMBS, 15 Year

Pool # BM4202, 3.50%, 12/1/2029	8,666	9,204

Pool # AL8153, 3.00%, 3/1/2031	5,651	6,024

Pool # AL9552, 3.50%, 8/1/2031	552	603

Pool # AS9697, 3.50%, 5/1/2032	211	226

Pool # CA0778, 3.00%, 11/1/2032	351	378

Pool # BM5464, 3.00%, 2/1/2033	4,760	4,993

Pool # MA4074, 2.00%, 7/1/2035	19,900	20,714

Pool # MA4123, 2.00%, 9/1/2035 (j)	31,000	32,269

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA UMBS, 20 Year

Pool # MA1446, 3.50%, 5/1/2033	302	321

Pool # MA1527, 3.00%, 8/1/2033	193	206

Pool # MA1921, 3.50%, 6/1/2034	11,505	12,429

Pool # CA1791, 3.50%, 2/1/2038	21,408	23,166

FNMA UMBS, 30 Year

Pool # AB1463, 4.00%, 9/1/2040	11,588	12,856

Pool # AL7453, 4.00%, 2/1/2045	8,124	9,129

Pool # AS7039, 4.50%, 4/1/2046	1,952	2,134

Pool # FM1719, 4.50%, 11/1/2046	21,823	24,361

Pool # CA3519, 4.50%, 5/1/2049	39,254	43,922

FNMA, Other

Pool # BF0125, 4.00%, 7/1/2056	15,961	17,930

Pool # BF0144, 3.50%, 10/1/2056	8,252	9,031

Pool # BF0184, 4.00%, 2/1/2057	5,021	5,641

Pool # BF0263, 3.50%, 5/1/2058	8,186	8,971

Pool # BF0381, 4.00%, 4/1/2059	4,581	5,145

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 9/25/2035 (j)	93,380	97,159

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 10/25/2050 (j)	111,060	114,264

GNMA II, 30 Year

Pool # MA6820, 3.00%, 8/20/2050	22,300	23,550

Pool # MA6866, 3.00%, 9/20/2050 (j)	15,100	15,968

Total Mortgage-Backed Securities (Cost $547,215)		556,559

U.S. Treasury Obligations — 10.1%

U.S. Treasury Notes

2.25%, 3/31/2021	85	86

2.13%, 5/15/2022	1,595	1,649

1.75%, 7/15/2022	2,620	2,698

1.63%, 12/15/2022	600	620

1.50%, 1/15/2023	72,505	74,842

1.75%, 1/31/2023	435	452

1.38%, 2/15/2023	4,375	4,507

0.50%, 3/15/2023	173,165	174,740

0.25%, 4/15/2023	9,680	9,706

0.13%, 5/15/2023	17,230	17,220

0.25%, 6/15/2023	1,980	1,986

0.13%, 7/15/2023	14,595	14,586

0.13%, 8/15/2023	118,275	118,183

0.25%, 5/31/2025	415	415

2.38%, 5/15/2029	985	1,131

Total U.S. Treasury Obligations (Cost $419,350)		422,821

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	335

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 9.9%

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	5,784	5,814

American Credit Acceptance Receivables Trust

Series 2016-4, Class D, 4.11%, 4/12/2023 (a)	382	383

Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	444	447

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	5,700	5,770

Series 2018-1, Class D, 3.93%, 4/10/2024 (a)	600	610

Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	750	778

Series 2018-3, Class C, 3.75%, 10/15/2024 (a)	324	327

Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	750	775

Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	913	930

Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	577	578

Series 2019-4, Class C, 2.69%, 12/12/2025 (a)	4,010	4,094

Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	2,980	3,031

Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	3,340	3,352

Series 2020-1, Class C, 2.19%, 3/13/2026 (a)	14,630	14,798

Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	5,000	4,871

Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	3,150	3,169

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	5,160	5,289

Series 2017-3, Class D, 3.18%, 7/18/2023	500	515

Series 2019-1, Class C, 3.36%, 2/18/2025	750	790

Series 2019-2, Class C, 2.74%, 4/18/2025	1,000	1,034

Series 2019-2, Class D, 2.99%, 6/18/2025	3,500	3,645

Aqua Finance Trust Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	4,225	4,232

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	4,730	4,833

BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024 (a)	14,376	14,486

Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	83	84

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CARS-DB4 LP

Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,500	1,507

Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	1,500	1,465

Carvana Auto Receivables Trust

Series 2019-4A, Class B, 2.53%, 7/15/2024 (a)	7,550	7,740

Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	1,821	1,859

Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (k)	4,745	4,918

CF Hippolyta LLC

Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	5,310	5,387

Series 2020-1, Class B1, 2.28%, 7/15/2060 (a)	2,935	2,990

Conn’s Receivables Funding LLC

Series 2018-A, Class C, 6.02%, 1/15/2023 ‡ (a)	63	63

Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (a)	656	632

Series 2019-B, Class B, 3.62%, 6/17/2024 ‡ (a)	2,500	2,432

CPS Auto Receivables Trust

Series 2016-B, Class D, 6.58%, 3/15/2022 (a)	3,638	3,706

Series 2017-D, Class C, 3.01%, 10/17/2022 (a)	248	249

Series 2019-B, Class C, 3.35%, 1/15/2024 (a)	4,575	4,671

Series 2020-A, Class B, 2.36%, 2/15/2024 (a)	2,185	2,218

Series 2020-A, Class C, 2.54%, 12/15/2025 (a)	1,690	1,716

Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	1,500	1,525

CPS Auto Trust

Series 2016-D, Class D, 4.53%, 1/17/2023 (a)	130	131

Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	500	515

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	350	361

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	350	360

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	3,210	3,299

SEE NOTES TO FINANCIAL STATEMENTS.

336	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-3A, Class B, 2.86%, 1/16/2029 (a)	9,250	9,526

Drive Auto Receivables Trust

Series 2019-4, Class A2B, 0.51%, 6/15/2022 (k)	427	427

Series 2019-3, Class B, 2.65%, 2/15/2024	1,187	1,209

Series 2018-3, Class D, 4.30%, 9/16/2024	500	522

Series 2019-3, Class C, 2.90%, 8/15/2025	1,000	1,032

Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	2,040

Series 2018-4, Class D, 4.09%, 1/15/2026	500	523

Series 2019-2, Class D, 3.69%, 8/17/2026	500	517

Series 2019-3, Class D, 3.18%, 10/15/2026	3,000	3,069

Series 2019-4, Class D, 2.70%, 2/16/2027	5,000	5,055

DT Auto Owner Trust

Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	196	198

Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	135	136

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	1,500	1,541

Series 2019-4A, Class B, 2.36%, 1/16/2024 (a)	3,560	3,610

Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	5,000	5,081

Series 2018-3A, Class D, 4.19%, 7/15/2024 (a)	800	829

Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	2,068	2,113

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	5,000	5,108

Series 2020-1A, Class C, 2.29%, 11/17/2025 (a)	5,156	5,238

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	3,735	3,758

Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	5,000	4,860

Exeter Automobile Receivables Trust

Series 2018-3A, Class C, 3.71%, 6/15/2023 (a)	540	547

Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	3,000	3,091

Series 2017-1A, Class D, 6.20%, 11/15/2023 (a)	1,860	1,918

Series 2019-3A, Class C, 2.79%, 5/15/2024 (a)	1,500	1,529

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	3,385	3,611

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	5,000	5,088

Series 2020-1A, Class C, 2.49%, 1/15/2025 (a)	2,700	2,754

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	620	633

Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	5,000	5,046

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	1,440	1,459

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	806

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	3,000	2,964

Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024 (a)	2,750	2,750

First Investors Auto Owner Trust Series 2019-2A, Class B, 2.47%, 1/15/2025 (a)	3,095	3,168

Flagship Credit Auto Trust

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	159	160

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	300	308

Series 2019-4, Class B, 2.53%, 11/17/2025 (a)	3,360	3,455

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	2,480	2,563

Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	3,460	3,516

FORA Financial Asset Securitization LLC Series 2019-1, Class A, 4.02%, 10/15/2024 (a)	136	136

FREED ABS Trust

Series 2018-1, Class A, 3.61%, 7/18/2024 (a)	9	9

Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (a)	200	200

Series 2018-2, Class B, 4.61%, 10/20/2025 ‡ (a)	500	500

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	1,000	998

Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	2,329	2,331

Series 2019-2, Class B, 3.19%, 11/18/2026 ‡ (a)	6,410	6,321

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	6,351	6,352

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	337

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

GLS Auto Receivables Issuer Trust

Series 2019-4A, Class A, 2.47%, 11/15/2023 (a)	2,389	2,414

Series 2019-4A, Class B, 2.78%, 9/16/2024 (a)	1,500	1,537

Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	5,000	5,112

Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	1,200	1,222

GLS Auto Receivables Trust

Series 2018-1A, Class B, 3.52%, 8/15/2023 (a)	500	508

Series 2018-2A, Class C, 4.17%, 4/15/2024 (a)	300	310

Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	11,255	11,309

LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	2,862	2,874

Marlette Funding Trust

Series 2017-3A, Class C, 4.01%, 12/15/2024 ‡ (a)	71	72

Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	5,896	5,944

Series 2020-1A, Class A, 2.24%, 3/15/2030 (a)	2,456	2,474

ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	744	608

MFA LLC

Series 2017-NPL1, Class A1, 3.35%, 11/25/2047 ‡ (a) (h)	264	265

Series 2018-NPL1, Class A1, 3.88%, 5/25/2048 ‡ (a) (h)	380	378

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 0.98%, 8/25/2034 ‡ (k)	576	554

OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A, 2.65%, 11/18/2024 (a)	2,851	2,852

Oportun Funding IX LLC Series 2018-B, Class A, 3.91%, 7/8/2024 (a)	2,050	2,086

Prestige Auto Receivables Trust

Series 2017-1A, Class E, 4.89%, 5/15/2024 (a)	1,000	1,027

Series 2018-1A, Class C, 3.75%, 10/15/2024 (a)	500	512

Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	7,240	7,417

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prosper Marketplace Issuance Trust

Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	2,216	2,227

Series 2019-4A, Class A, 2.48%, 2/17/2026 (a)	2,496	2,506

Regional Management Issuance Trust Series 2019-1, Class A, 3.05%, 11/15/2028 (a)	8,182	8,147

Santander Drive Auto Receivables Trust

Series 2017-3, Class E, 4.97%, 1/15/2025	5,000	5,203

Series 2018-4, Class D, 3.98%, 12/15/2025	500	516

Santander Revolving Auto Loan Trust Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	14,400	15,347

Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	2,897	2,849

SoFi Consumer Loan Program LLC

Series 2017-6, Class B, 3.52%, 11/25/2026 (a)	192	197

Series 2017-6, Class C, 4.02%, 11/25/2026 ‡ (a)	300	302

SoFi Consumer Loan Program Trust Series 2020-A, Class A2FX, 2.54%, 5/15/2046 (a)	2,625	2,729

Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031 (a)	2,167	2,325

United Airlines Pass-Through Trust Series 2019-1, Class AA, 4.15%, 8/25/2031	303	300

United Auto Credit Securitization Trust Series 2020-1, Class C, 2.15%, 2/10/2025 (a)	3,800	3,837

Upgrade Receivables Trust Series 2019-2A, Class A, 2.77%, 10/15/2025 (a)	3,187	3,197

Upstart Securitization Trust

Series 2019-2, Class A, 2.90%, 9/20/2029 (a)	2,343	2,363

Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	7,544	7,607

USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 2/15/2023 (a)	3,754	3,760

Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	693	705

Vericrest Opportunity Loan Trust

Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (a) (h)	2,675	2,655

SEE NOTES TO FINANCIAL STATEMENTS.

338	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (h)	10,888	10,775

Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023 (a)	4,656	4,663

VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 (a) (h)	9,152	9,106

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (h)	3,221	3,206

Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	2,040	2,076

Westlake Automobile Receivables Trust

Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	500	515

Series 2019-2A, Class C, 2.84%, 7/15/2024 (a)	2,000	2,047

Series 2019-3A, Class C, 2.49%, 10/15/2024 (a)	4,500	4,585

Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	4,000	4,069

Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	1,000	1,027

Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	1,700	1,674

Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	2,000	1,922

Total Asset-Backed Securities (Cost $408,528)		412,896

Collateralized Mortgage Obligations — 9.4%

Alternative Loan Trust

Series 2004-25CB, Class A1, 6.00%, 12/25/2034	264	268

Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	228	232

Angel Oak Mortgage Trust

Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (k)	3,970	4,005

Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (k)	3,176	3,179

Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (k)	1,060	1,024

Series 2019-3, Class A1, 2.93%, 5/25/2059 (a) (k)	1,173	1,185

Series 2019-3, Class B1, 4.10%, 5/25/2059 ‡ (a) (k)	1,000	984

Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1, 3.67%, 7/27/2048 (a) (k)	203	207

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arroyo Mortgage Trust

Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (k)	268	275

Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (k)	719	738

CHL Mortgage Pass-Through Trust

Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	768	634

Series 2006-HYB2, Class 2A1B, 3.40%, 4/20/2036 (k)	169	154

CIM Trust

Series 2019-INV2, Class A11, 1.12%, 5/25/2049 ‡ (a) (k)	530	528

Series 2019-INV3, Class A11, 1.12%, 8/25/2049 (a) (k)	3,551	3,533

Citigroup Mortgage Loan Trust, Inc.

Series 2019-IMC1, Class A1, 2.72%, 7/25/2049 (a) (k)	802	813

Series 2019-IMC1, Class A3, 3.03%, 7/25/2049 (a) (k)	758	758

Series 2019-IMC1, Class B1, 3.97%, 7/25/2049 ‡ (a) (k)	410	405

COLT Mortgage Loan Trust

Series 2018-4, Class A1, 4.01%, 12/28/2048 (a) (k)	352	357

Series 2019-3, Class A1, 2.76%, 8/25/2049 (a) (k)	455	460

Series 2019-4, Class A1, 2.58%, 11/25/2049 (a) (k)	1,487	1,496

Series 2019-4, Class A2, 2.84%, 11/25/2049 (a) (k)	1,304	1,318

Series 2019-4, Class A3, 2.99%, 11/25/2049 (a) (k)	1,956	1,969

Connecticut Avenue Securities Trust

Series 2019-R02, Class 1M2, 2.48%, 8/25/2031 (a) (k)	4,986	4,969

Series 2019-R04, Class 2M2, 2.28%, 6/25/2039 (a) (k)	6,152	6,109

Series 2019-R05, Class 1M2, 2.18%, 7/25/2039 ‡ (a) (k)	1,226	1,221

Series 2019-R06, Class 2M2, 2.28%, 9/25/2039 (a) (k)	9,112	9,062

Series 2019-R07, Class 1M2, 2.28%, 10/25/2039 (a) (k)	2,997	2,982

Series 2020-R01, Class 1M2, 2.23%, 1/25/2040 ‡ (a) (k)	735	706

CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	1,492	1,492

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	339

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Deephaven Residential Mortgage Trust

Series 2017-3A, Class B2, 6.25%, 10/25/2047 ‡ (a) (k)	1,000	936

Series 2019-4A, Class A3, 3.05%, 10/25/2059 (a) (k)	2,158	2,179

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (a) (k)	2,620	2,537

Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 0.93%, 10/25/2047 (k)	959	862

FHLMC Structured Agency Credit Risk Debt Notes

Series 2015-DNA1, Class M3, 3.48%, 10/25/2027 (k)	1,000	1,017

Series 2017-DNA3, Class M1, 0.93%, 3/25/2030 (k)	37	37

Series 2017-DNA3, Class M2, 2.68%, 3/25/2030 (k)	250	252

Series 2018-HQA1, Class M2, 2.48%, 9/25/2030 (k)	319	313

FHLMC, REMIC

Series 3806, Class L, 3.50%, 2/15/2026	4,794	5,108

Series 4533, Class KA, 3.00%, 11/15/2026	503	533

Series 3703, Class DY, 4.00%, 8/15/2030	226	248

Series 3036, Class NE, 5.00%, 9/15/2035	189	218

Series 3294, Class NE, 5.50%, 3/15/2037	341	403

Series 4284, Class EJ, 3.00%, 10/15/2038	187	189

Series 3820, Class GJ, 3.50%, 12/15/2039	108	112

Series 3904, Class EC, 2.00%, 8/15/2040	48	49

Series 3966, Class AG, 3.00%, 10/15/2040	1,336	1,381

Series 4091, Class TA, 3.00%, 5/15/2041	125	132

Series 4467, Class AB, 3.00%, 7/15/2041	652	663

Series 4048, Class CA, 2.00%, 9/15/2041	337	345

Series 4467, Class DA, 3.00%, 11/15/2041	149	151

Series 4012, Class GS, IF, IO, 6.34%, 3/15/2042 (k)	8,734	2,105

Series 4809, Class HA, 4.50%, 3/15/2043	1,981	1,994

Series 4661, Class HA, 3.00%, 5/15/2043	1,984	2,048

Series 4239, Class LD, 3.00%, 8/15/2043	125	134

Series 4480, Class QA, 3.00%, 11/15/2043	162	170

Series 4711, Class HA, 3.00%, 12/15/2043	94	97

Series 4466, Class NL, 3.50%, 12/15/2043	3,358	3,570

Series 4338, Class SA, IF, IO, 5.84%, 5/15/2044 (k)	10,414	2,023

Series 4623, Class EB, 2.50%, 12/15/2044	310	322

Series 4477, Class SA, IF, IO, 5.99%, 5/15/2045 (k)	8,406	1,702

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4505, Class SA, IF, IO, 5.99%, 8/15/2045 (k)	6,510	1,678

Series 4843, Class PH, 4.00%, 7/15/2046	3,056	3,118

Series 4681, Class SD, IF, IO, 5.99%, 5/15/2047 (k)	677	129

Series 4924, Class YP, 3.00%, 2/25/2049	5,586	5,954

Series 4906, Class QS, IF, IO, 5.89%, 9/25/2049 (k)	8,752	1,943

Series 4925, Class SA, IF, IO, 5.89%, 10/25/2049 (k)	9,311	1,734

Series 4925, Class SH, IF, IO, 5.94%, 10/25/2049 (k)	15,322	3,185

Series 4937, Class MS, IF, IO, 5.89%, 12/25/2049 (k)	25,021	4,561

Series 4954, Class SB, IF, IO, 5.89%, 2/25/2050 (k)	15,169	3,104

Series 4954, Class SY, IF, IO, 5.89%, 2/25/2050 (k)	15,589	3,109

Series 4632, Class MA, 4.00%, 8/15/2054	11,964	12,952

Series 4634, Class MD, 5.00%, 11/15/2054	26,258	28,467

Series 4630, Class MA, 4.00%, 1/15/2055	22,990	24,475

Series 4839, Class WS, IF, IO, 5.94%, 8/15/2056 (k)	20,561	5,323

FHLMC, STRIPS

Series 306, Class 250, 2.50%, 5/15/2028	151	157

Series 267, Class S5, IF, IO, 5.84%, 8/15/2042 (k)	8,513	1,702

Series 342, Class S7, IF, IO, 5.95%, 2/15/2045 (k)	3,264	746

FNMA, Connecticut Avenue Securities

Series 2017-C07, Class 2M2, 2.68%, 5/25/2030 (k)	3,087	3,062

Series 2018-C01, Class 1M2, 2.43%, 7/25/2030 (k)	2,427	2,382

Series 2018-C02, Class 2M2, 2.38%, 8/25/2030 (k)	2,637	2,583

Series 2018-C05, Class 1M2, 2.53%, 1/25/2031 (k)	7,107	7,009

FNMA, REMIC

Series 2013-40, Class VA, 3.50%, 5/25/2026	930	978

Series 2017-41, Class MV, 4.00%, 8/25/2028	2,255	2,510

Series 2014-3, Class AM, 2.50%, 1/25/2032	1,649	1,698

Series 2013-67, Class VB, 4.00%, 6/25/2032	400	429

SEE NOTES TO FINANCIAL STATEMENTS.

340	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2014-12, Class ED, 2.50%, 12/25/2032	1,260	1,307

Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	2,049	199

Series 2015-80, Class CA, 3.00%, 4/25/2040	461	469

Series 2014-84, Class KA, 3.00%, 11/25/2040	619	638

Series 2013-81, Class AE, 3.50%, 2/25/2041	743	781

Series 2016-11, Class LA, 3.50%, 5/25/2042	2,024	2,092

Series 2015-55, Class QA, 3.50%, 10/25/2042	166	169

Series 2015-2, Class PA, 2.25%, 3/25/2044	171	177

Series 2015-27, Class HA, 3.00%, 3/25/2044	7,366	7,802

Series 2014-75, Class JA, 3.00%, 10/25/2044	430	460

Series 2016-63, Class JA, 2.50%, 12/25/2044	387	404

Series 2017-14, Class DA, 3.00%, 2/25/2045	984	1,030

Series 2015-54, Class FA, 0.53%, 7/25/2045 (k)	113	113

Series 2015-85, Class SA, IF, IO, 5.44%, 11/25/2045 (k)	7,139	1,230

Series 2016-40, Class FA, 0.83%, 7/25/2046 (k)	34	34

Series 2016-74, Class GS, IF, IO, 5.82%, 10/25/2046 (k)	3,047	700

Series 2017-13, Class AS, IF, IO, 5.87%, 2/25/2047 (k)	749	166

Series 2017-31, Class SG, IF, IO, 5.92%, 5/25/2047 (k)	16,611	3,232

Series 2017-47, Class ST, IF, IO, 5.92%, 6/25/2047 (k)	728	179

Series 2017-69, Class SH, IF, IO, 6.02%, 9/25/2047 (k)	736	158

Series 2019-17, Class GB, 4.00%, 10/25/2047	1,542	1,617

Series 2018-27, Class SE, IF, IO, 6.02%, 5/25/2048 (k)	1,505	340

Series 2019-31, Class S, IF, IO, 5.87%, 7/25/2049 (k)	8,438	1,833

Series 2019-42, Class SK, IF, IO, 5.87%, 8/25/2049 (k)	7,743	1,422

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-98, Class A, 4.00%, 6/25/2050	24,680	26,041

Series 2016-98, Class DA, 4.00%, 12/25/2051	34,938	37,978

Series 2017-46, Class LB, 3.50%, 12/25/2052	592	609

Series 2017-49, Class JD, 3.50%, 7/25/2053	2,096	2,166

Series 2017-49, Class JA, 4.00%, 7/25/2053	1,965	2,060

Series 2017-96, Class KA, 3.00%, 1/25/2055	670	706

FWDSecuritization Trust

Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (k)	774	776

Series 2019-INV1, Class M1, 3.48%, 6/25/2049 ‡ (a) (k)	500	483

GCAT LLC Series 2019-NQM1, Class M1, 3.85%, 2/25/2059 ‡ (a) (k)	500	505

GCAT Trust

Series 2019-NQM2, Class A1, 2.86%, 9/25/2059 (a) (h)	2,351	2,385

Series 2019-NQM2, Class A3, 3.16%, 9/25/2059 (a) (h)	2,456	2,486

Series 2019-NQM2, Class B1, 4.01%, 9/25/2059 ‡ (a) (k)	2,000	1,945

GNMA

Series 2013-180, Class VM, 3.00%, 8/16/2036	1,000	1,018

Series 2010-101, Class LE, 3.00%, 8/20/2039	79	80

Series 2010-166, Class SD, IF, IO, 5.86%, 12/20/2040 (k)	1,123	263

Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	490	83

Series 2015-123, Class SE, IF, IO, 5.56%, 9/20/2045 (k)	9,636	1,595

Series 2016-108, Class SM, IF, IO, 5.94%, 8/20/2046 (k)	1,352	313

Series 2016-146, Class NS, IF, IO, 5.94%, 10/20/2046 (k)	1,746	409

Series 2017-80, Class AS, IF, IO, 6.04%, 5/20/2047 (k)	1,651	354

Series 2017-93, Class SE, IF, IO, 6.04%, 6/20/2047 (k)	1,778	376

Series 2017-163, Class PA, 3.00%, 7/20/2047	13,923	14,690

Series 2017-117, Class SB, IF, IO, 6.04%, 8/20/2047 (k)	1,129	253

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	341

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2017-134, Class SD, IF, IO, 6.04%, 9/20/2047 (k)	1,656	359

Series 2017-155, Class KS, IF, IO, 6.04%, 10/20/2047 (k)	1,791	316

Series 2017-163, Class HS, IF, IO, 6.04%, 11/20/2047 (k)	7,724	1,427

Series 2017-180, Class SD, IF, IO, 6.04%, 12/20/2047 (k)	1,793	413

Series 2018-36, Class SG, IF, IO, 6.04%, 3/20/2048 (k)	1,519	321

Series 2018-46, Class AS, IF, IO, 6.04%, 3/20/2048 (k)	8,325	1,981

Series 2018-139, Class SB, IF, IO, 5.99%, 10/20/2048 (k)	13,150	2,834

Series 2019-71, Class SK, IF, IO, 5.99%, 6/20/2049 (k)	8,428	1,458

Series 2019-115, Class SW, IF, IO, 5.94%, 9/20/2049 (k)	24,160	3,837

Series 2019-117, Class SA, IF, IO, 5.94%, 9/20/2049 (k)	12,978	2,673

Homeward Opportunities Fund I Trust

Series 2019-1, Class A1, 3.45%, 1/25/2059 (a) (k)	559	567

Series 2019-2, Class A1, 2.70%, 9/25/2059 (a) (k)	1,180	1,192

LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	4,255	4,290

New Residential Mortgage Loan Trust

Series 2018-NQM1, Class A1, 3.99%, 11/25/2048 (a) (k)	534	548

Series 2019-NQM1, Class A1, 3.67%, 1/25/2049 (a) (k)	318	324

Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (k)	8,625	8,840

Series 2019-NQM5, Class A3, 3.07%, 11/25/2059 (a) (k)	3,847	3,815

Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (k)	3,041	2,793

OBX Trust

Series 2020-INV1, Class A11, 1.08%, 12/25/2049 (a) (k)	3,992	3,963

Series 2019-EXP3, Class 2A1A, 1.08%, 10/25/2059 (a) (k)	3,021	3,022

Series 2019-EXP3, Class 2A1B, 1.08%, 10/25/2059 (a) (k)	2,160	2,163

PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (k)	5,243	5,220

PRPM LLC Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (h)	1,408	1,408

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	(l)	—	(l)

Spruce Hill Mortgage Loan Trust

Series 2019-SH1, Class A1, 3.40%, 4/29/2049 (a) (k)	425		428

Series 2019-SH1, Class A3, 3.65%, 4/29/2049 (a) (k)	213		215

Starwood Mortgage Residential Trust

Series 2019-1, Class A1, 2.94%, 6/25/2049 (a) (k)	1,220		1,240

Series 2019-1, Class A3, 3.30%, 6/25/2049 (a) (k)	708		716

Series 2019-1, Class M1, 3.76%, 6/25/2049 ‡ (a) (k)	1,000		979

Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 0.37%, 7/25/2046 (k)	1,427		1,113

Verus Securitization Trust

Series 2019-1, Class A1, 3.84%, 2/25/2059 (a) (k)	262		267

Series 2019-2, Class A1, 3.21%, 5/25/2059 (a) (k)	411		419

Series 2019-4, Class A1, 2.64%, 11/25/2059 (a) (h)	3,899		3,985

Series 2019-4, Class M1, 3.21%, 11/25/2059 ‡ (a) (k)	1,600		1,611

Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (k)	600		558

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 3.63%, 5/25/2035 (k)	139		139

Total Collateralized Mortgage Obligations (Cost $389,941)			395,441

Commercial Mortgage-Backed Securities — 8.6%

Ashford Hospitality Trust Series 2018-KEYS, Class B, 1.61%, 6/15/2035 ‡ (a) (k)	600		556

Barclays Commercial Mortgage Trust Series 2019-C5, Class XA, IO, 1.02%, 11/15/2052 (k)	112,627		6,774

BHMS Series 2018-ATLS, Class A, 1.41%, 7/15/2035 (a) (k)	500		478

BX Commercial Mortgage Trust

Series 2018-IND, Class E, 1.86%, 11/15/2035 ‡ (a) (k)	1,435		1,425

Series 2020-BXLP, Class C, 1.28%, 12/15/2036 ‡ (a) (k)	5,230		5,191

Series 2020-BXLP, Class D, 1.41%, 12/15/2036 ‡ (a) (k)	3,717		3,665

SEE NOTES TO FINANCIAL STATEMENTS.

342	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2020-BXLP, Class F, 2.16%, 12/15/2036 ‡ (a) (k)	7,503	7,391

BX Trust Series 2019-CALM, Class E, 2.16%, 11/25/2032 ‡ (a) (k)	3,750	3,586

BXMT Ltd. Series 2017-FL1, Class D, 2.86%, 6/15/2035 ‡ (a) (k)	300	293

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 2.31%, 12/15/2037 ‡ (a) (k)	200	200

CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 1.21%, 7/15/2032 ‡ (a) (k)	365	362

Citigroup Commercial Mortgage Trust

Series 2019-SMRT, Class D, 4.90%, 1/10/2036 ‡ (a) (k)	400	408

Series 2019-PRM, Class C, 3.90%, 5/10/2036 ‡ (a)	1,750	1,822

Series 2019-PRM, Class D, 4.35%, 5/10/2036 ‡ (a)	2,144	2,221

Series 2019-PRM, Class E, 4.89%, 5/10/2036 (a) (k)	1,000	1,025

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,000	1,535

Commercial Mortgage Trust

Series 2015-3BP, Class B, 3.35%, 2/10/2035 ‡ (a) (k)	7,185	7,559

Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (k)	10,000	9,102

Series 2020-CBM, Class E, 3.75%, 2/10/2037 ‡ (a) (k)	10,000	8,452

Series 2014-CR14, Class B, 4.77%, 2/10/2047 (k)	4,523	4,922

Series 2014-UBS2, Class D, 5.16%, 3/10/2047 ‡ (a) (k)	1,500	1,237

Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,000	2,147

Series 2014-CR19, Class D, 4.87%, 8/10/2047 (a) (k)	3,291	2,860

Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (a)	4,000	3,012

Series 2014-CR21, Class D, 4.07%, 12/10/2047 ‡ (a) (k)	4,000	2,847

Series 2015-CR23, Class D, 4.44%, 5/10/2048 ‡ (k)	2,000	1,726

Series 2015-LC21, Class D, 4.48%, 7/10/2048 (k)	1,000	809

Series 2019-GC44, Class XA, IO, 0.77%, 8/15/2057 (k)	66,823	2,964

Credit Suisse Mortgage Capital Certificates

Series 2019-ICE4, Class B, 1.39%, 5/15/2036 ‡ (a) (k)	1,200	1,195

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-ICE4, Class D, 1.76%, 5/15/2036 ‡ (a) (k)	1,000	984

DBUBS Mortgage Trust Series 2011-LC1A, Class C, 5.79%, 11/10/2046 (a) (k)	245	246

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K018, Class X1, IO, 1.43%, 1/25/2022 (k)	5,046	62

Series K027, Class X1, IO, 0.87%, 1/25/2023 (k)	10,545	149

Series K034, Class X1, IO, 0.22%, 7/25/2023 (k)	163,571	445

Series K033, Class X1, IO, 0.41%, 7/25/2023 (k)	51,237	388

Series KC03, Class X1, IO, 0.63%, 11/25/2024 (k)	58,480	1,048

Series KC06, Class X1, IO, 0.90%, 6/25/2026 (k)	38,000	1,382

Series K734, Class X3, IO, 2.24%, 7/25/2026 (k)	40,000	4,200

Series KC05, Class X1, IO, 1.20%, 6/25/2027 (k)	28,961	1,737

Series K078, Class X1, IO, 0.23%, 6/25/2028 (k)	49,830	460

Series K082, Class X3, IO, 2.29%, 10/25/2028 (k)	8,700	1,245

Series K096, Class X3, IO, 2.11%, 7/25/2029 (k)	48,000	6,848

Series K090, Class X3, IO, 2.39%, 10/25/2029 (k)	32,598	5,362

Series K112, Class X1, IO, 1.54%, 5/25/2030 (k)	24,999	2,978

Series K114, Class X1, IO, 1.21%, 6/25/2030 (k)	66,500	6,255

Series K105, Class X3, IO, 2.04%, 6/25/2030 (k)	40,058	5,853

Series K723, Class X3, IO, 1.98%, 10/25/2034 (k)	7,410	389

Series Q012, Class X, IO, 4.24%, 9/25/2035 (k)	15,000	3,944

Series K025, Class X3, IO, 1.81%, 11/25/2040 (k)	3,360	111

Series K721, Class X3, IO, 1.34%, 11/25/2042 (k)	6,071	152

Series K054, Class X3, IO, 1.65%, 4/25/2043 (k)	3,700	281

Series K068, Class X3, IO, 2.13%, 10/25/2044 (k)	3,368	409

Series K059, Class X3, IO, 1.98%, 11/25/2044 (k)	5,700	574

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	343

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K061, Class X3, IO, 2.04%, 12/25/2044 (k)	2,775	295

Series K070, Class X3, IO, 2.11%, 12/25/2044 (k)	16,537	2,049

Series K072, Class X3, IO, 2.21%, 12/25/2045 (k)	1,200	156

Series K087, Class X3, IO, 2.39%, 1/25/2046 (k)	14,050	2,163

Series K097, Class X3, IO, 2.09%, 9/25/2046 (k)	20,477	2,938

Series K103, Class X3, IO, 1.91%, 12/25/2046 (k)	44,892	6,019

Series K104, Class X3, IO, 1.90%, 2/25/2047 (k)	25,300	3,578

Series K088, Class X3, IO, 2.42%, 2/25/2047 (k)	10,500	1,687

Series K093, Class X3, IO, 2.28%, 5/25/2047 (k)	50,000	7,660

Series K092, Class X3, IO, 2.32%, 5/25/2047 (k)	39,434	6,166

Series K095, Class X3, IO, 2.17%, 8/25/2047 (k)	25,000	3,701

Series K736, Class X3, IO, 2.08%, 9/25/2047 (k)	50,000	5,135

Series K099, Class X3, IO, 2.02%, 10/25/2047 (k)	13,745	1,916

Series K112, Class X3, IO, 3.10%, 7/25/2048 (k)	8,600	1,967

Series K114, Class X3, IO, 2.83%, 8/25/2048 (k)	10,750	2,256

FNMA ACES Series 2019-M21, Class X2, IO, 1.47%, 2/25/2031 (k)	34,833	3,713

FNMA, Multifamily REMIC Trust Series 2020-M37, Class X, IO, 1.23%, 4/25/2032 (k)	82,877	7,011

FREMF Series 2018-KF46, Class B, 2.10%, 3/25/2028 (a) (k)	320	311

FREMF Mortgage Trust

Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (k)	2,000	2,076

Series 2017-KF36, Class B, 2.80%, 8/25/2024 (a) (k)	4,194	4,079

Series 2017-KF34, Class B, 2.85%, 8/25/2024 (a) (k)	5,608	5,515

Series 2017-KF38, Class B, 2.65%, 9/25/2024 (a) (k)	139	133

Series 2017-KF39, Class B, 2.65%, 11/25/2024 (a) (k)	155	150

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-KF42, Class B, 2.35%, 12/25/2024 (a) (k)	2,510	2,422

Series 2018-KF53, Class B, 2.20%, 10/25/2025 (k)	1,135	1,069

Series 2019-KC03, Class B, 4.51%, 1/25/2026 (a) (k)	5,000	5,131

Series 2019-KF60, Class B, 2.50%, 2/25/2026 (a) (k)	3,591	3,413

Series 2019-KF62, Class B, 2.20%, 4/25/2026 (a) (k)	926	872

Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (k)	7,600	7,320

Series 2018-KSW4, Class B, 2.60%, 10/25/2028 (k)	7,243	6,975

Series 2011-K15, Class B, 5.13%, 8/25/2044 (a) (k)	135	139

Series 2012-K17, Class B, 4.47%, 12/25/2044 (a) (k)	280	290

Series 2012-K18, Class B, 4.38%, 1/25/2045 (a) (k)	385	400

Series 2012-K19, Class B, 4.16%, 5/25/2045 (a) (k)	300	312

Series 2012-K21, Class B, 4.07%, 7/25/2045 (a) (k)	530	554

Series 2012-K22, Class B, 3.81%, 8/25/2045 (a) (k)	190	198

Series 2013-K26, Class B, 3.72%, 12/25/2045 (a) (k)	6,500	6,808

Series 2011-K12, Class B, 4.49%, 1/25/2046 (a) (k)	500	503

Series 2013-K31, Class C, 3.74%, 7/25/2046 (a) (k)	3,000	3,129

Series 2013-K34, Class B, 3.86%, 9/25/2046 (a) (k)	1,000	1,067

Series 2011-K14, Class B, 5.35%, 2/25/2047 (a) (k)	1,100	1,122

Series 2014-K716, Class B, 4.08%, 8/25/2047 (a) (k)	250	254

Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (k)	2,000	2,151

Series 2011-K13, Class B, 4.76%, 1/25/2048 (a) (k)	600	605

Series 2015-K49, Class B, 3.85%, 10/25/2048 (a) (k)	5,282	5,687

Series 2015-K51, Class C, 4.09%, 10/25/2048 (a) (k)	4,955	5,162

Series 2011-K11, Class B, 4.57%, 12/25/2048 (a) (k)	305	307

SEE NOTES TO FINANCIAL STATEMENTS.

344	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-K726, Class C, 4.13%, 7/25/2049 (a) (k)	2,300	2,366

Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (k)	200	212

Series 2017-K729, Class C, 3.80%, 11/25/2049 (a) (k)	3,000	3,059

Series 2017-K62, Class C, 4.00%, 1/25/2050 (a) (k)	5,081	5,289

Series 2018-K730, Class C, 3.93%, 2/25/2050 (a) (k)	3,000	3,082

Series 2017-K728, Class B, 3.76%, 11/25/2050 (a) (k)	1,825	1,961

GB Trust

Series 2020-FLIX, Class A, 1.29%, 8/15/2037 (a) (k)	5,100	5,110

Series 2020-FLIX, Class B, 1.52%, 8/15/2037 (a) (k)	1,520	1,523

Series 2020-FLIX, Class C, 1.77%, 8/15/2037 (a) (k)	2,000	2,005

GNMA

Series 2015-115, IO, 0.52%, 7/16/2057 (k)	2,431	86

Series 2017-54, IO, 0.62%, 12/16/2058 (k)	16,035	846

Series 2017-23, IO, 0.72%, 5/16/2059 (k)	2,896	146

GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class A, 1.07%, 11/21/2035 (a) (k)	53	52

GRACE Mortgage Trust Series 2014-GRCE, Class B, 3.52%, 6/10/2028 ‡ (a)	4,100	4,128

GS Mortgage Securities Corp. Trust

Series 2016-RENT, Class C, 4.20%, 2/10/2029 ‡ (a) (k)	4,200	4,176

Series 2016-RENT, Class E, 4.20%, 2/10/2029 ‡ (a) (k)	2,000	1,974

GS Mortgage Securities Trust

Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	2,000	1,242

Series 2013-GC12, Class D, 4.59%, 6/10/2046 ‡ (a) (k)	2,000	1,543

Series 2015-GC34, Class D, 2.98%, 10/10/2048 ‡	1,500	1,059

JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.39%, 1/15/2049 ‡ (a) (k)	2,320	1,611

KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.96%, 5/15/2036 (a) (k)	950	947

LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.46%, 7/15/2040 (k)	133	128

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class B, 4.92%, 2/15/2047 (k)	5,000	5,301

Series 2014-C15, Class C, 5.07%, 4/15/2047 (k)	300	314

Series 2014-C17, Class D, 4.90%, 8/15/2047 ‡ (a) (k)	2,000	1,119

Series 2014-C18, Class B, 4.63%, 10/15/2047 (k)	7,000	7,531

Series 2015-C23, Class D, 4.29%, 7/15/2050 ‡ (a) (k)	2,000	1,701

Morgan Stanley Capital I Trust

Series 2018-SUN, Class B, 1.61%, 7/15/2035 ‡ (a) (k)	250	240

Series 2011-C1, Class E, 5.67%, 9/15/2047 (a) (k)	3,000	2,999

Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (k)	21,297	3,126

MRCD Mark Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	7,163

Series 2019-PARK, Class B, 2.72%, 12/15/2036 ‡ (a)	6,000	6,052

Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	10,000	9,729

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	7,500	7,013

Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.88%, 10/15/2049 ‡ (a) (k)	3,360	3,227

Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026 ‡ (a)	283	287

Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (k)	2,723	2,767

WFRBS Commercial Mortgage Trust

Series 2013-C11, Class B, 3.71%, 3/15/2045 ‡ (k)	150	156

Series 2013-C12, Class B, 3.86%, 3/15/2048 (k)	150	157

Series 2014-C22, Class D, 4.05%, 9/15/2057 ‡ (a) (k)	1,000	760

Total Commercial Mortgage-Backed Securities (Cost $372,997)		360,017

Foreign Government Securities — 0.9%

Arab Republic of Egypt (Egypt)

6.13%, 1/31/2022 (c)	700	718

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	345

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

5.58%, 2/21/2023 (c)	500	516

5.75%, 5/29/2024 (a)	2,100	2,165

5.88%, 6/11/2025 (c)	500	514

Dominican Republic Government Bond (Dominican Republic) 5.50%, 1/27/2025 (c)	1,900	1,981

Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (c)	3,300	3,333

Federal Republic of Nigeria (Nigeria)

7.63%, 11/21/2025 (c)	500	529

6.50%, 11/28/2027 (c)	4,400	4,350

Hashemite Kingdom of Jordan (Jordan) 4.95%, 7/7/2025 (a)	1,770	1,768

Islamic Republic of Pakistan (Pakistan) 8.25%, 4/15/2024 (c)	300	327

Lebanese Republic (Lebanon) 6.38%, 3/9/2020 (i)	4,362	796

Republic of Costa Rica (Costa Rica) 4.38%, 4/30/2025 (c)	400	370

Republic of Ecuador (Ecuador) 10.75%, 1/31/2029 (c) (h) (i)	3,249	1,658

Republic of El Salvador (El Salvador) 5.88%, 1/30/2025 (c)	3,800	3,571

Republic of Ghana (Ghana) 6.38%, 2/11/2027 (c)	2,600	2,451

Republic of Kenya (Kenya) 6.88%, 6/24/2024 (c)	3,300	3,391

Republic of Paraguay (Paraguay) 4.95%, 4/28/2031 (a)	960	1,118

Republic of Senegal (Senegal) 8.75%, 5/13/2021 (c)	1,130	1,166

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2020 (c)	100	100

7.75%, 9/1/2023 (c)	3,700	3,933

8.99%, 2/1/2024 (c)	1,600	1,743

Total Foreign Government Securities (Cost $41,135)		36,498

	SHARES (000)
Short-Term Investments — 11.4%

Investment Companies — 11.4%

JPMorgan Prime Money Market Fund Class IM Shares, 0.24% (m) (n) (Cost $477,456)	477,082	477,464

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.0% (b)

U.S. Treasury Bills 0.16%, 1/7/2021 (o) (p) (Cost $1,481)	1,482	1,481

Total Short-Term Investments (Cost $478,937)		478,945

Total Investments — 107.9% (Cost $4,466,840)		4,520,146
Liabilities in Excess of Other Assets — (7.9)%		(329,227)

NET ASSETS — 100.0%		4,190,919

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

346	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2020.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2020.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2020.

(i)	Defaulted security.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2020.
(l)	Amount rounds to less than one thousand.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2020.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(p)	The rate shown is the effective yield as of August 31, 2020.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
U.S. Treasury 2 Year Note	891	12/2020	USD	196,855	82
U.S. Treasury 5 Year Note	536	12/2020	USD	67,536	(14)
U.S. Treasury Long Bond	115	12/2020	USD	20,147	(94)
U.S. Treasury Ultra Bond	27	12/2020	USD	5,924	(75)

					(101)

Short Contracts
U.S. Treasury 10 Year Note	(573)	12/2020	USD	(79,737)	(50)
U.S. Treasury 10 Year Ultra Note	(251)	12/2020	USD	(39,956)	43

					(7)

					(108)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	347

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$33,162,756	$13,967,389	$609,355		$2,951,734
Investments in affiliates, at value	3,091,319	1,162,220	33,801		185,494
Investment of cash collateral received from securities loaned, at value (See Note 2.F.)	—	491	—		—
Restricted cash for OTC derivatives	1,290	500	—		—
Cash	8,585	9,544	122		—
Foreign currency, at value	—	290	61		—
Deposits at broker for futures contracts	—	4,439	—		—
Receivables:
Due from custodian	—	9,872	—		—
Investment securities sold	5,806	2,603	23,127		2
Investment securities sold — delayed delivery securities	907,571	362,071	—		—
Fund shares sold	45,100	20,336	—	(a)	33,235
Interest from non-affiliates	141,843	72,662	2,866		8,373
Dividends from affiliates	411	162	—	(a)	3
Tax reclaims	—	—	53		—
Securities lending income (See Note 2.F.)	—	1	—		—
Variation margin on centrally cleared swaps (net upfront payments of $0, $664, $0 and $0, respectively)	—	2,330	—		—
Unrealized appreciation on forward foreign currency exchange contracts	—	21	—		—
Unrealized appreciation on unfunded commitments	—	—	3		—
Outstanding OTC swap contracts, at value (net upfront payments of $0, $1,225, $0 and $0, respectively)	—	2,165	—		—

Total Assets	37,364,681	15,617,096	669,388		3,178,841

LIABILITIES:
Payables:
Due to custodian	—	—	—		4
Investment securities purchased	148,637	29,076	19,542		—
Investment securities purchased — delayed delivery securities	2,405,761	786,853	—		—
Collateral received on securities loaned (See Note 2.F.)	—	491	—		—
Fund shares redeemed	16,743	10,138	8,947		3,792
Variation margin on futures contracts	—	216	—		—
Unrealized depreciation on forward foreign currency exchange contracts	—	129	—		—
Unrealized depreciation on unfunded commitments	—	—	12		—
Accrued liabilities:
Investment advisory fees	7,948	3,610	307		656
Administration fees	1,276	841	42		166
Distribution fees	811	482	12		167
Service fees	1,980	422	19		276
Custodian and accounting fees	341	383	6		32
Trustees’ and Chief Compliance Officer’s fees	9	5	—	(a)	2
Deferred foreign capital gains tax	—	3	—		—
Other	1,474	822	173		21

Total Liabilities	2,584,980	833,471	29,060		5,116

Net Assets	$34,779,701	$14,783,625	$640,328		$3,173,725

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

348	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$32,012,522	$13,828,709	$987,306	$2,964,756
Total distributable earnings (loss)	2,767,179	954,916	(346,978)	208,969

Total Net Assets	$34,779,701	$14,783,625	$640,328	$3,173,725

Net Assets:
Class A	$2,265,669	$1,595,759	$20,586	$513,015
Class C	464,259	191,680	11,689	58,040
Class I	11,450,546	3,444,454	278,659	1,759,887
Class R2	83,905	47,869	—	37,265
Class R3	22,828	11,966	—	30,186
Class R4	1,363	4,475	—	19,753
Class R5	323,231	19,171	—	—
Class R6	20,167,900	9,468,251	329,394	755,579

Total	$34,779,701	$14,783,625	$640,328	$3,173,725

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	182,372	181,518	2,394	45,211
Class C	37,100	21,668	1,364	5,133
Class I	922,364	391,979	32,405	155,190
Class R2	6,764	5,445	—	3,287
Class R3	1,843	1,363	—	2,662
Class R4	110	510	—	1,743
Class R5	26,071	2,181	—	—
Class R6	1,622,426	1,076,517	38,303	66,642

Net Asset Value (a):
Class A — Redemption price per share	$12.42	$8.79	$8.60	$11.35
Class C — Offering price per share (b)	12.51	8.85	8.57	11.31
Class I — Offering and redemption price per share	12.41	8.79	8.60	11.34
Class R2 — Offering and redemption price per share	12.41	8.79	—	11.34
Class R3 — Offering and redemption price per share	12.39	8.78	—	11.34
Class R4 — Offering and redemption price per share	12.40	8.78	—	11.33
Class R5 — Offering and redemption price per share	12.40	8.79	—	—
Class R6 — Offering and redemption price per share	12.43	8.80	8.60	11.34
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.90	$9.13	$8.80	$11.79

Cost of investments in non-affiliates	$30,835,879	$13,217,744	$647,062	$2,746,039
Cost of investments in affiliates	3,090,536	1,161,857	33,801	185,494
Cost of foreign currency	—	269	60	—
Investment securities on loan, at value (See Note 2.F.)	—	6	—	—
Cost of investment of cash collateral (See Note 2.F.)	—	491	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	349

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$7,953,866	$6,334,724	$1,265,283	$1,229,839
Investments in affiliates, at value	1,192,070	97,748	50,649	100,970
Restricted cash for OTC derivatives	—	12,310	—	—
Cash	—	2,604	—	—
Foreign currency, at value	716	—	—	—
Deposits at broker for futures contracts	—	18,223	—	—
Deposits at broker for centrally cleared swaps	26,968	28,652	—	—
Receivables:
Due from custodian	9,477	—	—	—
Investment securities sold	11,278	17,374	20	746
Investment securities sold — delayed delivery securities	—	27	29,164	—
Fund shares sold	10,550	9,110	553	2,368
Interest and dividends from non-affiliates	113,919	53,038	5,080	1,956
Dividends from affiliates	17	11	7	16
Variation margin on futures contracts	—	426	—	—
Variation margin on centrally cleared swaps (net upfront receipts of $1,417, $0, $39 and $0, respectively)	1,207	—	1,170	—
Unrealized appreciation on unfunded commitments	42	—	—	—
Outstanding OTC swap contracts, at value (net upfront payments of $0, $9,659, $0 and $0, respectively)	—	2,252	—	—

Total Assets	9,320,110	6,576,499	1,351,926	1,335,895

LIABILITIES:
Payables:
Due to custodian	—	—	9	78
Distributions	—	174	—	—
Investment securities purchased	62,234	51,855	893	23
Investment securities purchased — delayed delivery securities	—	—	60,527	17,541
Fund shares redeemed	3,952	16,928	153	1,653
Variation margin on centrally cleared swaps (net upfront payments of $0, $23,638, $0 and $0, respectively)	—	1,836	—	—
Outstanding OTC swap contracts, at value (net upfront receipts of $0, $1,647, $0 and $0, respectively)	—	12,559	—	—
Accrued liabilities:
Investment advisory fees	3,666	1,525	273	168
Administration fees	575	356	65	60
Distribution fees	130	688	6	56
Service fees	303	35	34	94
Custodian and accounting fees	165	55	77	36
Trustees’ and Chief Compliance Officer’s fees	2	4	1	—	(a)
Other	1,088	393	212	137

Total Liabilities	72,115	86,408	62,250	19,846

Net Assets	$9,247,995	$6,490,091	$1,289,676	$1,316,049

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

350	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$9,963,427	$6,694,592	$1,312,069	$1,312,353
Total distributable earnings (loss)	(715,432)	(204,501)	(22,393)	3,696

Total Net Assets	$9,247,995	$6,490,091	$1,289,676	$1,316,049

Net Assets:
Class A	$375,280	$597,787	$20,845	$202,678
Class C	77,159	901,560	3,053	23,088
Class I	1,794,916	4,013,870	183,603	345,083
Class R2	5,169	—	—	—
Class R3	479	—	—	—
Class R4	34	—	—	—
Class R5	14,238	—	13,866	—
Class R6	6,980,720	976,874	1,068,309	745,200

Total	$9,247,995	$6,490,091	$1,289,676	$1,316,049

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	54,928	64,651	1,963	19,932
Class C	11,266	97,508	289	2,296
Class I	261,036	434,558	17,301	33,941
Class R2	757	—	—	—
Class R3	70	—	—	—
Class R4	5	—	—	—
Class R5	2,066	—	1,301	—
Class R6	1,014,811	105,802	100,505	73,174

Net Asset Value (a):
Class A — Redemption price per share	$6.83	$9.25	$10.62	$10.17
Class C — Offering price per share (b)	6.85	9.25	10.55	10.05
Class I — Offering and redemption price per share	6.88	9.24	10.61	10.17
Class R2 — Offering and redemption price per share	6.82	—	—	—
Class R3 — Offering and redemption price per share	6.88	—	—	—
Class R4 — Offering and redemption price per share	6.88	—	—	—
Class R5 — Offering and redemption price per share	6.89	—	10.66	—
Class R6 — Offering and redemption price per share	6.88	9.23	10.63	10.18
Class A maximum sales charge	3.75%	3.75%	3.75%	2.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$7.10	$9.61	$11.03	$10.40

Cost of investments in non-affiliates	$8,047,750	$6,480,392	$1,202,277	$1,214,166
Cost of investments in affiliates	1,192,070	97,743	50,626	100,906
Cost of foreign currency	720	—	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	351

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$3,008,752	$4,492,397	$4,042,682
Investments in affiliates, at value	201,053	281,361	477,464
Cash	789	—	—
Foreign currency, at value	—	—	13
Receivables:
Due from custodian	—	3,929	3,517
Investment securities sold	59	520	146
Investment securities sold — delayed delivery securities	96,170	—	114,368
Fund shares sold	4,795	24,399	45,800
Interest from non-affiliates	9,727	16,012	20,776
Dividends from affiliates	34	3	3
Tax reclaims	—	—	4

Total Assets	3,321,379	4,818,621	4,704,773

LIABILITIES:
Payables:
Investment securities purchased	1,398	90,513	137,055
Investment securities purchased — delayed delivery securities	235,860	82,201	374,102
Fund shares redeemed	2,479	3,173	1,463
Variation margin on futures contracts	—	106	54
Accrued liabilities:
Investment advisory fees	473	685	769
Administration fees	90	221	218
Distribution fees	46	109	39
Service fees	205	87	34
Custodian and accounting fees	86	81	58
Trustees’ and Chief Compliance Officer’s fees	1	2	2
Other	103	215	60

Total Liabilities	240,741	177,393	513,854

Net Assets	$3,080,638	$4,641,228	$4,190,919

SEE NOTES TO FINANCIAL STATEMENTS.

352	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$2,953,928	$4,567,785	$4,133,591
Total distributable earnings (loss)	126,710	73,443	57,328

Total Net Assets	$3,080,638	$4,641,228	$4,190,919

Net Assets:
Class A	$176,298	$440,682	$166,370
Class C	16,044	31,426	15,535
Class I	1,450,800	1,556,595	688,073
Class R6	1,437,496	2,612,525	3,320,941

Total	$3,080,638	$4,641,228	$4,190,919

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	14,783	39,565	16,982
Class C	1,387	2,801	1,589
Class I	125,054	139,572	70,235
Class R6	123,940	234,261	339,015

Net Asset Value (a):
Class A — Redemption price per share	$11.93	$11.14	$9.80
Class C — Offering price per share (b)	11.57	11.22	9.78
Class I — Offering and redemption price per share	11.60	11.15	9.80
Class R6 — Offering and redemption price per share	11.60	11.15	9.80
Class A maximum sales charge	3.75%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.39	$11.40	$10.03

Cost of investments in non-affiliates	$2,912,763	$4,422,221	$3,989,384
Cost of investments in affiliates	201,011	281,361	477,456
Cost of foreign currency	—	—	12

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	353

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$476,643		$227,824	$19,033		$31,340
Interest income from affiliates	—	(a)	— (a)	—	(a)	—	(a)
Dividend income from non-affiliates	—		1	95		—
Dividend income from affiliates	3,403		2,258	33		239
Income from securities lending (net) (See Note 2.F.)	55		74	—	(a)	—
Foreign taxes withheld (net)	—		(20)	—		—

Total investment income	480,101		230,137	19,161		31,579

EXPENSES:
Investment advisory fees	46,803		21,862	2,071		4,191
Administration fees	7,380		4,889	282		1,123
Distribution fees:
Class A	2,851		2,099	26		635
Class C	1,741		717	47		197
Class R2	212		119	—		92
Class R3	24		13	—		33
Service fees:
Class A	2,851		2,099	26		635
Class C	581		239	16		66
Class I	12,996		3,823	363		2,104
Class L (b)	—		77	—		—
Class R2	106		60	—		46
Class R3	24		13	—		32
Class R4	1		5	—		13
Class R5	159		9	—		—
Custodian and accounting fees	626		447	35		63
Interest expense to affiliates	8		14	—	(a)	—	(a)
Professional fees	209		134	59		48
Trustees’ and Chief Compliance Officer’s fees	75		41	14		19
Printing and mailing costs	1,233		620	10		103
Registration and filing fees	483		230	18		116
Transfer agency fees (See Note 2.K.)	200		110	6		45
Other	246		133	5		19

Total expenses	78,809		37,753	2,978		9,580

Less fees waived	(7,099)		(4,767)	(303)		(1,974)
Less expense reimbursements	—		—	—		(6)

Net expenses	71,710		32,986	2,675		7,600

Net investment income (loss)	408,391		197,151	16,486		23,979

(a)	Amount rounds to less than one thousand.
(b)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

354	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$338,792	$181,617 (a)	$(56,047)	$6,260
Investments in affiliates	(200)	163	—	—
Futures contracts	—	12,179	—	—
Foreign currency transactions	—	(56)	— (b)	—
Forward foreign currency exchange contracts	—	187	—	—
Swaps	—	12,049	—	—

Net realized gain (loss)	338,592	206,139	(56,047)	6,260

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	58,750	(108,448)	10,034	43,251
Investments in affiliates	503	96	—	—
Futures contracts	—	(10,859)	—	—
Foreign currency translations	—	49	4	—
Forward foreign currency exchange contracts	—	(314)	—	—
Swaps	—	952	—	—
Unfunded commitments	—	—	(5)	—

Change in net unrealized appreciation/depreciation	59,253	(118,524)	10,033	43,251

Net realized/unrealized gains (losses)	397,845	87,615	(46,014)	49,511

Change in net assets resulting from operations	$806,236	$284,766	$(29,528)	$73,490

(a)	Net of foreign capital gains tax of less than one thousand.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	355

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$198,301	$154,416	$14,864	$12,556
Interest income from affiliates	— (a)	1	4	—
Dividend income from non-affiliates	371	580	—	—
Dividend income from affiliates	282	491	91	287
Income from securities lending (net) (See Note 2.F.)	238	59	2	— (a)

Total investment income	199,192	155,547	14,961	12,843

EXPENSES:
Investment advisory fees	18,057	8,764	1,776	1,258
Administration fees	2,709	2,191	476	472
Distribution fees:
Class A	476	808	28	233
Class C	300	3,122	12	83
Class R2	12	—	—	—
Class R3	1	—	—	—
Service fees:
Class A	476	808	28	233
Class C	100	1,040	4	28
Class I	1,505	4,440	212	420
Class R2	6	—	—	—
Class R3	1	—	—	—
Class R4	— (a)	—	—	—
Class R5	11	—	7	—
Custodian and accounting fees	163	190	81	63
Interest expense to affiliates	29	25	6	1
Professional fees	103	100	51	43
Trustees’ and Chief Compliance Officer’s fees	24	26	15	15
Printing and mailing costs	496	124	15	38
Registration and filing fees	116	409	38	25
Transfer agency fees (See Note 2.K.)	112	46	9	16
Other	49	62	29	11

Total expenses	24,746	22,155	2,787	2,939

Less fees waived	(1,725)	(6,415)	(333)	(606)
Less expense reimbursements	— (a)	(30)	(1)	—

Net expenses	23,021	15,710	2,453	2,333

Net investment income (loss)	176,171	139,837	12,508	10,510

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(97,530)	(106,419)	(3,453)	596
Investments in affiliates	—	257	23	— (a)
Options purchased	—	(3,417)	—	—
Futures contracts	—	32,667	6,814	—
Foreign currency transactions	— (a)	—	—	—
Options written	—	1,407	—	—
Swaps	(7,402)	85,774	(34,900)	—

Net realized gain (loss)	(104,932)	10,269	(31,516)	596

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	7,781	(198,023)	16,832	(2,051)
Investments in affiliates	(44)	(6)	20	37
Futures contracts	—	(13,811)	(1,752)	—
Foreign currency translations	54	— (a)	—	—
Swaps	19,817	(63,718)	30,440	—
Unfunded commitments	42	—	—	—

Change in net unrealized appreciation/depreciation	27,650	(275,558)	45,540	(2,014)

Net realized/unrealized gains (losses)	(77,282)	(265,289)	14,024	(1,418)

Change in net assets resulting from operations	$98,889	$(125,452)	$26,532	$9,092

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

356	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$45,145	$38,199	$48,682
Interest income from affiliates	— (a)	—	—
Dividend income from affiliates	373	62	300
Income from securities lending (net) (See Note 2.F.)	—	— (a)	3

Total investment income	45,518	38,261	48,985

EXPENSES:
Investment advisory fees	3,760	3,636	4,519
Administration fees	1,128	1,239	1,356
Distribution fees:
Class A	197	457	163
Class C	53	110	35
Service fees:
Class A	197	457	163
Class C	18	37	12
Class I	1,723	987	322
Custodian and accounting fees	140	137	124
Interest expense to affiliates	2	1	3
Professional fees	54	55	77
Trustees’ and Chief Compliance Officer’s fees	19	20	20
Printing and mailing costs	98	112	21
Registration and filing fees	64	74	81
Transfer agency fees (See Note 2.K.)	22	59	15
Other	24	16	24

Total expenses	7,499	7,397	6,935

Less fees waived	(2,458)	(1,927)	(702)

Net expenses	5,041	5,470	6,233

Net investment income (loss)	40,477	32,791	42,752

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	29,819	25,104	16,988
Investments in affiliates	(127)	—	(3)
Futures contracts	—	(71)	2,001
Foreign currency transactions	—	—	— (a)
Swaps	—	—	1,282

Net realized gain (loss)	29,692	25,033	20,268

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(19,418)	13,134	(909)
Investments in affiliates	2	—	(12)
Futures contracts	—	(780)	(466)
Foreign currency translations	—	—	1

Change in net unrealized appreciation/depreciation	(19,416)	12,354	(1,386)

Net realized/unrealized gains (losses)	10,276	37,387	18,882

Change in net assets resulting from operations	$50,753	$70,178	$61,634

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	357

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$408,391	$876,461	$197,151	$469,585
Net realized gain (loss)	338,592	310,996	206,139	122,830
Change in net unrealized appreciation/depreciation	59,253	2,336,012	(118,524)	953,870

Change in net assets resulting from operations	806,236	3,523,469	284,766	1,546,285

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(25,170)	(62,556)	(20,726)	(43,600)
Class C	(3,618)	(11,014)	(1,737)	(4,226)
Class I	(127,222)	(271,840)	(42,471)	(75,905)
Class L (a)	—	—	(2,199)	(10,655)
Class R2	(777)	(2,311)	(500)	(722)
Class R3	(202)	(353)	(121)	(203)
Class R4	(9)	(180)	(53)	(116)
Class R5	(3,959)	(9,144)	(255)	(542)
Class R6	(256,658)	(666,319)	(133,645)	(339,224)

Total distributions to shareholders	(417,615)	(1,023,717)	(201,707)	(475,193)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	425,746	1,914,260	(970,488)	578,204

NET ASSETS:
Change in net assets	814,367	4,414,012	(887,429)	1,649,296
Beginning of period	33,965,334	29,551,322	15,671,054	14,021,758

End of period	$34,779,701	$33,965,334	$14,783,625	$15,671,054

(a)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

358	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16,486	$74,631	$23,979	$47,041
Net realized gain (loss)	(56,047)	(32,933)	6,260	512
Change in net unrealized appreciation/ depreciation	10,033	(11,109)	43,251	156,975

Change in net assets resulting from operations	(29,528)	30,589	73,490	204,528

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(470)	(2,535)	(3,517)	(8,417)
Class C	(252)	(860)	(218)	(520)
Class I	(6,799)	(31,627)	(13,938)	(25,639)
Class R2	—	—	(192)	(689)
Class R3	—	—	(171)	(385)
Class R4	—	—	(94)	(133)
Class R6	(10,449)	(38,411)	(6,097)	(11,418)

Total distributions to shareholders	(17,970)	(73,433)	(24,227)	(47,201)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(318,360)	(1,172,691)	730,607	522,884

NET ASSETS:
Change in net assets	(365,858)	(1,215,535)	779,870	680,211
Beginning of period	1,006,186	2,221,721	2,393,855	1,713,644

End of period	$640,328	$1,006,186	$3,173,725	$2,393,855

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	359

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$176,171	$467,485	$139,837	$120,354
Net realized gain (loss)	(104,932)	(17,717)	10,269	7,007
Change in net unrealized appreciation/ depreciation	27,650	(41,764)	(275,558)	64,615

Change in net assets resulting from operations	98,889	408,004	(125,452)	191,976

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(9,282)	(30,367)	(15,967)	(23,208)
Class C	(1,734)	(5,338)	(18,135)	(16,011)
Class I	(30,570)	(160,714)	(92,465)	(62,042)
Class R2	(112)	(327)	—	—
Class R3	(10)	(19)	—	—
Class R4	(1)	(3)	—	—
Class R5	(564)	(1,795)	—	—
Class R6	(142,620)	(275,599)	(21,192)	(20,872)

Total distributions to shareholders	(184,893)	(474,162)	(147,759)	(122,133)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,520,427	(1,679,729)	689,408	5,452,541

NET ASSETS:
Change in net assets	2,434,423	(1,745,887)	416,197	5,522,384
Beginning of period	6,813,572	8,559,459	6,073,894	551,510

End of period	$9,247,995	$6,813,572	$6,490,091	$6,073,894

SEE NOTES TO FINANCIAL STATEMENTS.

360	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,508	$27,607	$10,510	$29,411
Net realized gain (loss)	(31,516)	(5,181)	596	225
Change in net unrealized appreciation/ depreciation	45,540	48,142	(2,014)	20,698

Change in net assets resulting from operations	26,532	70,568	9,092	50,334

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(178)	(572)	(1,301)	(3,762)
Class C	(17)	(88)	(103)	(344)
Class I	(1,555)	(4,416)	(2,767)	(6,968)
Class R5	(126)	(375)	—	—
Class R6	(10,655)	(22,043)	(6,541)	(18,492)

Total distributions to shareholders	(12,531)	(27,494)	(10,712)	(29,566)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(112,707)	241,179	20,564	168,649

NET ASSETS:
Change in net assets	(98,706)	284,253	18,944	189,417
Beginning of period	1,388,382	1,104,129	1,297,105	1,107,688

End of period	$1,289,676	$1,388,382	$1,316,049	$1,297,105

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	361

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$40,477	$78,319	$32,791	$74,970
Net realized gain (loss)	29,692	13,141	25,033	11,093
Change in net unrealized appreciation/ depreciation	(19,416)	110,602	12,354	65,770

Change in net assets resulting from operations	50,753	202,062	70,178	151,833

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,861)	(3,897)	(3,320)	(5,572)
Class C	(140)	(304)	(192)	(424)
Class I	(18,484)	(38,740)	(8,046)	(16,478)
Class R6	(20,587)	(43,965)	(22,376)	(52,709)

Total distributions to shareholders	(41,072)	(86,906)	(33,934)	(75,183)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	59,048	703,681	1,475,839	(111,701)

NET ASSETS:
Change in net assets	68,729	818,837	1,512,083	(35,051)
Beginning of period	3,011,909	2,193,072	3,129,145	3,164,196

End of period	$3,080,638	$3,011,909	$4,641,228	$3,129,145

SEE NOTES TO FINANCIAL STATEMENTS.

362	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$42,752	$41,043
Net realized gain (loss)	20,268	1,691
Change in net unrealized appreciation/depreciation	(1,386)	53,538

Change in net assets resulting from operations	61,634	96,272

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,475)	(1,895)
Class C	(84)	(113)
Class I	(3,341)	(3,630)
Class R6	(39,723)	(35,361)

Total distributions to shareholders	(44,623)	(40,999)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	352,196	3,490,718

NET ASSETS:
Change in net assets	369,207	3,545,991
Beginning of period	3,821,712	275,721

End of period	$4,190,919	$3,821,712

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	363

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$610,492	$985,175	$320,684	$904,706
Distributions reinvested	24,428	60,436	20,304	42,523
Cost of shares redeemed	(653,163)	(834,777)	(573,784)	(493,402)

Change in net assets resulting from Class A capital transactions	$(18,243)	$210,834	$(232,796)	$453,827

Class C
Proceeds from shares issued	$109,247	$126,977	$28,112	$51,455
Distributions reinvested	3,462	10,436	1,702	4,115
Cost of shares redeemed	(117,693)	(236,648)	(37,311)	(45,644)

Change in net assets resulting from Class C capital transactions	$(4,984)	$(99,235)	$(7,497)	$9,926

Class I
Proceeds from shares issued	$3,276,728	$3,894,854	$857,925	$1,528,588
Distributions reinvested	121,716	258,158	40,075	71,377
Cost of shares redeemed	(1,862,015)	(2,335,212)	(689,813)	(619,949)
Conversion from Class L Shares	—	—	295,700	—

Change in net assets resulting from Class I capital transactions	$1,536,429	$1,817,800	$503,887	$980,016

Class L (a)
Proceeds from shares issued	$—	$—	$20,876	$85,190
Distributions reinvested	—	—	2,039	10,036
Cost of shares redeemed	—	—	(56,892)	(116,822)
Conversion to Class I Shares	—	—	(295,700)	—

Change in net assets resulting from Class L capital transactions	$—	$—	$(329,677)	$(21,596)

Class R2
Proceeds from shares issued	$13,397	$21,565	$6,312	$39,918
Distributions reinvested	755	2,187	485	631
Cost of shares redeemed	(19,415)	(30,563)	(8,628)	(13,898)

Change in net assets resulting from Class R2 capital transactions	$(5,263)	$(6,811)	$(1,831)	$26,651

Class R3
Proceeds from shares issued	$9,800	$6,943	$4,292	$5,764
Distributions reinvested	123	151	116	191
Cost of shares redeemed	(3,140)	(2,250)	(2,166)	(1,820)

Change in net assets resulting from Class R3 capital transactions	$6,783	$4,844	$2,242	$4,135

Class R4
Proceeds from shares issued	$1,790	$2,092	$1,449	$1,213
Distributions reinvested	9	180	53	116
Cost of shares redeemed	(1,864)	(6,725)	(1,105)	(992)

Change in net assets resulting from Class R4 capital transactions	$(65)	$(4,453)	$397	$337

Class R5
Proceeds from shares issued	$68,317	$104,011	$5,045	$5,538
Distributions reinvested	2,571	5,872	255	542
Cost of shares redeemed	(66,527)	(68,049)	(5,909)	(3,345)

Change in net assets resulting from Class R5 capital transactions	$4,361	$41,834	$(609)	$2,735

Class R6
Proceeds from shares issued	$2,984,844	$4,404,159	$1,334,918	$3,605,167
Distributions reinvested	253,300	644,785	132,117	336,283
Cost of shares redeemed	(4,331,416)	(5,099,497)	(2,371,639)	(4,819,277)

Change in net assets resulting from Class R6 capital transactions	$(1,093,272)	$(50,553)	$(904,604)	$(877,827)

Total change in net assets resulting from capital transactions	$425,746	$1,914,260	$(970,488)	$578,204

(a)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

364	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	49,969	83,262	36,971	107,186
Reinvested	1,991	5,102	2,353	5,038
Redeemed	(53,244)	(70,455)	(66,513)	(58,824)

Change in Class A Shares	(1,284)	17,909	(27,189)	53,400

Class C
Issued	8,855	10,621	3,223	6,067
Reinvested	280	877	196	485
Redeemed	(9,560)	(19,926)	(4,306)	(5,386)

Change in Class C Shares	(425)	(8,428)	(887)	1,166

Class I
Issued	267,469	328,824	99,148	181,582
Reinvested	9,919	21,804	4,636	8,459
Redeemed	(153,097)	(197,703)	(80,532)	(73,676)
Conversion from Class L Shares	—	—	34,304	—

Change in Class I Shares	124,291	152,925	57,556	116,365

Class L (a)
Issued	—	—	2,439	10,080
Reinvested	—	—	239	1,190
Redeemed	—	—	(6,751)	(13,825)
Conversion to Class I Shares	—	—	(34,264)	—

Change in Class L Shares	—	—	(38,337)	(2,555)

Class R2
Issued	1,093	1,828	732	4,711
Reinvested	62	185	56	75
Redeemed	(1,595)	(2,597)	(1,002)	(1,647)

Change in Class R2 Shares	(440)	(584)	(214)	3,139

Class R3
Issued	799	586	499	684
Reinvested	10	13	13	23
Redeemed	(259)	(191)	(256)	(215)

Change in Class R3 Shares	550	408	256	492

Class R4
Issued	145	180	167	142
Reinvested	1	15	6	14
Redeemed	(151)	(568)	(129)	(118)

Change in Class R4 Shares	(5)	(373)	44	38

Class R5
Issued	5,583	8,795	584	654
Reinvested	210	497	30	64
Redeemed	(5,474)	(5,759)	(687)	(398)

Change in Class R5 Shares	319	3,533	(73)	320

Class R6
Issued	242,777	371,217	154,108	426,826
Reinvested	20,628	54,439	15,298	39,897
Redeemed	(355,962)	(430,723)	(277,198)	(571,454)

Change in Class R6 Shares	(92,557)	(5,067)	(107,792)	(104,731)

(a)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	365

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,662	$15,170	$334,744	$190,479
Distributions reinvested	469	2,534	2,587	5,280
Cost of shares redeemed	(13,017)	(104,812)	(274,655)	(164,334)

Change in net assets resulting from Class A capital transactions	$(9,886)	$(87,108)	$62,676	$31,425

Class C
Proceeds from shares issued	$254	$720	$36,718	$17,684
Distributions reinvested	249	850	206	480
Cost of shares redeemed	(4,013)	(8,880)	(19,809)	(14,052)

Change in net assets resulting from Class C capital transactions	$(3,510)	$(7,310)	$17,115	$4,112

Class I
Proceeds from shares issued	$19,372	$46,158	$1,441,722	$750,590
Distributions reinvested	6,640	31,105	12,408	21,432
Cost of shares redeemed	(117,008)	(687,928)	(1,000,121)	(470,496)

Change in net assets resulting from Class I capital transactions	$(90,996)	$(610,665)	$454,009	$301,526

Class R2
Proceeds from shares issued	$—	$—	$14,341	$14,444
Distributions reinvested	—	—	171	526
Cost of shares redeemed	—	—	(12,733)	(24,989)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$1,779	$(10,019)

Class R3
Proceeds from shares issued	$—	$—	$13,268	$15,011
Distributions reinvested	—	—	41	78
Cost of shares redeemed	—	—	(7,335)	(7,563)

Change in net assets resulting from Class R3 capital transactions	$—	$—	$5,974	$7,526

Class R4
Proceeds from shares issued	$—	$—	$13,656	$4,855
Distributions reinvested	—	—	94	133
Cost of shares redeemed	—	—	(2,044)	(1,835)

Change in net assets resulting from Class R4 capital transactions	$—	$—	$11,706	$3,153

Class R6
Proceeds from shares issued	$48,367	$109,651	$315,322	$325,507
Distributions reinvested	10,449	38,223	4,846	9,533
Cost of shares redeemed	(272,784)	(615,482)	(142,820)	(149,879)

Change in net assets resulting from Class R6 capital transactions	$(213,968)	$(467,608)	$177,348	$185,161

Total change in net assets resulting from capital transactions	$(318,360)	$(1,172,691)	$730,607	$522,884

SEE NOTES TO FINANCIAL STATEMENTS.

366	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	314	1,654	29,719	17,734
Reinvested	57	278	229	492
Redeemed	(1,532)	(11,381)	(24,291)	(15,339)

Change in Class A Shares	(1,161)	(9,449)	5,657	2,887

Class C
Issued	31	80	3,268	1,644
Reinvested	30	93	18	45
Redeemed	(482)	(976)	(1,760)	(1,317)

Change in Class C Shares	(421)	(803)	1,526	372

Class I
Issued	2,320	5,026	128,028	69,846
Reinvested	810	3,407	1,096	1,995
Redeemed	(14,277)	(75,102)	(88,465)	(43,877)

Change in Class I Shares	(11,147)	(66,669)	40,659	27,964

Class R2
Issued	—	—	1,273	1,344
Reinvested	—	—	15	49
Redeemed	—	—	(1,131)	(2,325)

Change in Class R2 Shares	—	—	157	(932)

Class R3
Issued	—	—	1,171	1,393
Reinvested	—	—	4	7
Redeemed	—	—	(652)	(705)

Change in Class R3 Shares	—	—	523	695

Class R4
Issued	—	—	1,200	453
Reinvested	—	—	8	12
Redeemed	—	—	(181)	(172)

Change in Class R4 Shares	—	—	1,027	293

Class R6
Issued	5,842	12,001	27,930	30,254
Reinvested	1,279	4,191	428	887
Redeemed	(32,593)	(67,201)	(12,686)	(13,890)

Change in Class R6 Shares	(25,472)	(51,009)	15,672	17,251

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	367

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$155,892	$354,564	$196,240	$841,013
Distributions reinvested	9,096	29,963	15,921	23,177
Cost of shares redeemed	(264,641)	(433,224)	(402,071)	(323,187)

Change in net assets resulting from Class A capital transactions	$(99,653)	$(48,697)	$(189,910)	$541,003

Class C
Proceeds from shares issued	$9,339	$10,540	$214,808	$889,300
Distributions reinvested	1,622	4,955	18,096	15,981
Cost of shares redeemed	(24,124)	(49,920)	(220,014)	(50,164)

Change in net assets resulting from Class C capital transactions	$(13,163)	$(34,425)	$12,890	$855,117

Class I
Proceeds from shares issued	$1,428,297	$2,272,875	$1,687,593	$3,672,730
Distributions reinvested	28,469	126,196	91,816	61,770
Cost of shares redeemed	(1,026,828)	(4,461,701)	(1,253,491)	(224,227)

Change in net assets resulting from Class I capital transactions	$429,938	$(2,062,630)	$525,918	$3,510,273

Class R2
Proceeds from shares issued	$818	$1,508	$—	$—
Distributions reinvested	109	284	—	—
Cost of shares redeemed	(1,161)	(2,796)	—	—

Change in net assets resulting from Class R2 capital transactions	$(234)	$(1,004)	$—	$—

Class R3
Proceeds from shares issued	$125	$110	$—	$—
Distributions reinvested	10	19	—	—
Cost of shares redeemed	(32)	(58)	—	—

Change in net assets resulting from Class R3 capital transactions	$103	$71	$—	$—

Class R4
Proceeds from shares issued	$2	$2	$—	$—
Distributions reinvested	1	3	—	—
Cost of shares redeemed	(3)	(22)	—	—

Change in net assets resulting from Class R4 capital transactions	$— (a)	$(17)	$—	$—

Class R5
Proceeds from shares issued	$2,536	$10,566	$—	$—
Distributions reinvested	442	1,522	—	—
Cost of shares redeemed	(16,031)	(38,657)	—	—

Change in net assets resulting from Class R5 capital transactions	$(13,053)	$(26,569)	$—	$—

Class R6
Proceeds from shares issued	$3,039,848	$2,082,161	$430,243	$551,609
Distributions reinvested	137,588	269,892	20,716	20,575
Cost of shares redeemed	(960,947)	(1,858,511)	(110,449)	(26,036)

Change in net assets resulting from Class R6 capital transactions	$2,216,489	$493,542	$340,510	$546,148

Total change in net assets resulting from capital transactions	$2,520,427	$(1,679,729)	$689,408	$5,452,541

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

368	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	23,727	49,325	21,659	87,796
Reinvested	1,413	4,182	1,797	2,415
Redeemed	(40,383)	(60,552)	(45,290)	(33,837)

Change in Class A Shares	(15,243)	(7,045)	(21,834)	56,374

Class C
Issued	1,427	1,465	23,545	92,504
Reinvested	251	690	2,036	1,660
Redeemed	(3,702)	(6,948)	(25,040)	(5,222)

Change in Class C Shares	(2,024)	(4,793)	541	88,942

Class I
Issued	215,557	313,773	188,749	381,861
Reinvested	4,352	17,512	10,323	6,409
Redeemed	(155,755)	(620,238)	(141,709)	(23,308)

Change in Class I Shares	64,154	(288,953)	57,363	364,962

Class R2
Issued	123	210	—	—
Reinvested	17	40	—	—
Redeemed	(181)	(391)	—	—

Change in Class R2 Shares	(41)	(141)	—	—

Class R3
Issued	19	15	—	—
Reinvested	2	3	—	—
Redeemed	(5)	(8)	—	—

Change in Class R3 Shares	16	10	—	—

Class R4
Issued	— (a)	— (a)	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	— (a)	(2)	—	—

Change in Class R4 Shares	— (a)	(2)	—	—

Class R5
Issued	388	1,459	—	—
Reinvested	68	211	—	—
Redeemed	(2,414)	(5,365)	—	—

Change in Class R5 Shares	(1,958)	(3,695)	—	—

Class R6
Issued	466,254	287,792	49,598	58,150
Reinvested	21,004	37,434	2,323	2,144
Redeemed	(144,824)	(257,556)	(12,548)	(2,717)

Change in Class R6 Shares	342,434	67,670	39,373	57,577

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	369

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,681	$5,424	$64,910	$98,869
Distributions reinvested	173	560	1,253	3,632
Cost of shares redeemed	(6,775)	(7,100)	(52,747)	(68,758)

Change in net assets resulting from Class A capital transactions	$(4,921)	$(1,116)	$13,416	$33,743

Class C
Proceeds from shares issued	$271	$421	$6,657	$9,098
Distributions reinvested	17	88	90	309
Cost of shares redeemed	(1,119)	(2,842)	(5,020)	(9,020)

Change in net assets resulting from Class C capital transactions	$(831)	$(2,333)	$1,727	$387

Class I
Proceeds from shares issued	$39,248	$57,179	$92,344	$208,422
Distributions reinvested	1,473	4,128	2,574	6,369
Cost of shares redeemed	(34,680)	(92,776)	(92,669)	(158,490)

Change in net assets resulting from Class I capital transactions	$6,041	$(31,469)	$2,249	$56,301

Class R5
Proceeds from shares issued	$1,005	$3,872	$—	$—
Distributions reinvested	42	110	—	—
Cost of shares redeemed	(1,815)	(4,044)	—	—

Change in net assets resulting from Class R5 capital transactions	$(768)	$(62)	$—	$—

Class R6
Proceeds from shares issued	$40,833	$461,788	$76,973	$122,724
Distributions reinvested	10,655	22,040	6,459	18,284
Cost of shares redeemed	(163,716)	(207,669)	(80,260)	(62,790)

Change in net assets resulting from Class R6 capital transactions	$(112,228)	$276,159	$3,172	$78,218

Total change in net assets resulting from capital transactions	$(112,707)	$241,179	$20,564	$168,649

SEE NOTES TO FINANCIAL STATEMENTS.

370	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	163	529	6,435	9,798
Reinvested	17	55	125	360
Redeemed	(664)	(695)	(5,265)	(6,812)

Change in Class A Shares	(484)	(111)	1,295	3,346

Class C
Issued	26	42	670	911
Reinvested	2	9	9	31
Redeemed	(112)	(279)	(507)	(905)

Change in Class C Shares	(84)	(228)	172	37

Class I
Issued	3,786	5,589	9,213	20,647
Reinvested	144	404	258	632
Redeemed	(3,425)	(9,067)	(9,241)	(15,716)

Change in Class I Shares	505	(3,074)	230	5,563

Class R5
Issued	97	377	—	—
Reinvested	4	11	—	—
Redeemed	(178)	(393)	—	—

Change in Class R5 Shares	(77)	(5)	—	—

Class R6
Issued	3,929	44,497	7,609	12,146
Reinvested	1,040	2,152	645	1,811
Redeemed	(16,293)	(20,282)	(8,042)	(6,206)

Change in Class R6 Shares	(11,324)	26,367	212	7,751

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	371

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$56,891	$72,918	$281,376	$264,493
Distributions reinvested	1,835	3,855	3,264	5,441
Cost of shares redeemed	(32,288)	(39,486)	(154,645)	(267,711)

Change in net assets resulting from Class A capital transactions	$26,438	$37,287	$129,995	$2,223

Class C
Proceeds from shares issued	$5,896	$4,812	$19,102	$9,343
Distributions reinvested	129	285	190	412
Cost of shares redeemed	(2,946)	(2,795)	(11,670)	(16,476)

Change in net assets resulting from Class C capital transactions	$3,079	$2,302	$7,622	$(6,721)

Class I
Proceeds from shares issued	$464,302	$748,922	$1,155,028	$220,557
Distributions reinvested	16,529	33,220	8,000	16,051
Cost of shares redeemed	(486,150)	(341,688)	(285,846)	(318,750)

Change in net assets resulting from Class I capital transactions	$(5,319)	$440,454	$877,182	$(82,142)

Class R6
Proceeds from shares issued	$450,513	$354,156	$813,450	$640,733
Distributions reinvested	19,673	42,159	21,996	41,848
Cost of shares redeemed	(435,336)	(172,677)	(374,406)	(707,642)

Change in net assets resulting from Class R6 capital transactions	$34,850	$223,638	$461,040	$(25,061)

Total change in net assets resulting from capital transactions	$59,048	$703,681	$1,475,839	$(111,701)

SHARE TRANSACTIONS:
Class A
Issued	4,797	6,243	25,518	24,312
Reinvested	156	331	297	501
Redeemed	(2,733)	(3,381)	(14,060)	(24,691)

Change in Class A Shares	2,220	3,193	11,755	122

Class C
Issued	514	426	1,731	853
Reinvested	11	25	17	38
Redeemed	(257)	(248)	(1,056)	(1,506)

Change in Class C Shares	268	203	692	(615)

Class I
Issued	40,491	65,878	103,821	20,237
Reinvested	1,441	2,927	725	1,475
Redeemed	(42,590)	(30,254)	(26,135)	(29,307)

Change in Class I Shares	(658)	38,551	78,411	(7,595)

Class R6
Issued	39,138	31,157	73,226	58,833
Reinvested	1,715	3,719	1,997	3,847
Redeemed	(37,982)	(15,235)	(34,104)	(65,081)

Change in Class R6 Shares	2,871	19,641	41,119	(2,401)

SEE NOTES TO FINANCIAL STATEMENTS.

372	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$132,192	$86,685
Distributions reinvested	1,472	1,892
Cost of shares redeemed	(63,061)	(96,547)

Change in net assets resulting from Class A capital transactions	$70,603	$(7,970)

Class C
Proceeds from shares issued	$9,392	$5,653
Distributions reinvested	83	110
Cost of shares redeemed	(1,857)	(3,169)

Change in net assets resulting from Class C capital transactions	$7,618	$2,594

Class I
Proceeds from shares issued	$588,963	$158,090
Distributions reinvested	3,341	3,629
Cost of shares redeemed	(93,391)	(104,424)

Change in net assets resulting from Class I capital transactions	$498,913	$57,295

Class R6
Proceeds from shares issued	$250,233	$3,497,274
Distributions reinvested	39,723	35,357
Cost of shares redeemed	(514,894)	(93,832)

Change in net assets resulting from Class R6 capital transactions	$(224,938)	$3,438,799

Total change in net assets resulting from capital transactions	$352,196	$3,490,718

SHARE TRANSACTIONS:
Class A
Issued	13,618	9,036
Reinvested	154	198
Redeemed	(6,571)	(10,121)

Change in Class A Shares	7,201	(887)

Class C
Issued	970	590
Reinvested	9	11
Redeemed	(195)	(331)

Change in Class C Shares	784	270

Class I
Issued	60,444	16,487
Reinvested	347	379
Redeemed	(9,786)	(10,931)

Change in Class I Shares	51,005	5,935

Class R6
Issued	25,719	364,050
Reinvested	4,157	3,670
Redeemed	(53,643)	(9,757)

Change in Class R6 Shares	(23,767)	357,963

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	373

STATEMENTS OF CASH FLOWS

FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (Unaudited)

(Amounts in thousands)

JPMorgan Income Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net decrease in net assets resulting from operations	$(125,452)

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(2,383,467)
Proceeds from disposition of investment securities	1,642,118
Purchases of short-term investments — affiliates, net	70,477
Change in unrealized (appreciation)/depreciation on investments	198,029
Net realized (gain)/loss on investments in non-affiliates	106,419
Net realized (gain)/loss on investments in affiliates	(257)
Net realized (gain)/loss on options purchased	3,417
Net amortization (accretion) of income	70,543
Decrease in interest and dividends receivable from non-affiliates	398
Decrease in dividends receivable from affiliates	37
Decrease in securities lending income	39
Decrease in variation margin receivable	8,586
Decrease in due from custodian	8,492
Decrease in collateral received on securities loaned	(133,880)
Increase in outstanding swap contracts, at value, net	5,827
Increase in variation margin payable	1,836
Increase in investment advisory fees payable	616
Increase in administration fees payable	306
Increase in distribution fees payable	16
Increase in service fees payable	4
Decrease in custodian and accounting fees payable	(3)
Increase in Trustees’ and Chief Compliance Officer’s fees payable	4
Decrease in other accrued expenses payable	(272)

Net cash provided (used) by operating activities	(526,167)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	2,559,309
Payment for shares redeemed	(2,007,566)
Proceeds from interfund lending	276,911
Payments for interfund lending	(276,911)
Cash distributions paid to shareholders (net of reinvestments of $146,549)	(1,135)

Net cash provided (used) by financing activities	550,608

Cash:
Net increase (decrease) in unrestricted and restricted cash, foreign currency and deposits at broker	24,441
Restricted and unrestricted cash and foreign currency at beginning of period	37,348

Restricted and unrestricted cash and foreign currency at end of period	$61,789

Supplemental disclosure of cash flow information:

For the period ended August 31, 2020 the Fund paid approximately $25,000 in interest expense.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Reconciliation of restricted and unrestricted cash and foreign currency at the end of period to the Statement of Assets and Liabilities:

	February 29, 2020	August 31, 2020
Cash	$14,355	$2,604
Restricted cash for OTC derivatives	650	12,310
Deposits at broker:
Futures contracts	9,721	18,223
Centrally cleared swaps	12,622	28,652

	$37,348	$61,789

SEE NOTES TO FINANCIAL STATEMENTS.

374	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

JPMorgan Mortgage-Backed Securities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$50,753

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(969,657)
Proceeds from disposition of investment securities	903,304
Purchases of short-term investments — affiliates, net	(4,199)
Change in unrealized (appreciation)/depreciation on investments	19,416
Net realized (gain)/loss on investments in non-affiliates	(29,819)
Net realized (gain)/loss on investments in affiliates	127
Net amortization (accretion) of income	6,829
Decrease in interest and dividends receivable from non-affiliates	9,438
Increase in interest receivable from non-affiliates	(9,727)
Decrease in dividends receivable from affiliates	211
Increase in investment advisory fees payable	79
Increase in administration fees payable	18
Increase in distribution fees payable	10
Increase in service fees payable	17
Increase in custodian and accounting fees payable	30
Increase in Trustees’ and Chief Compliance Officer’s fees payable	1
Decrease in other accrued expenses payable	(57)

Net cash provided (used) by operating activities	(23,226)

Cash flows provided (used) by financing activities:
Due to custodian	(13)
Proceeds from shares issued	985,680
Payment for shares redeemed	(958,746)
Cash distributions paid to shareholders (net of reinvestments of $38,166)	(2,906)

Net cash provided (used) by financing activities	24,015

Cash:
Net increase (decrease) in unrestricted and restricted cash, foreign currency and deposits at broker	789
Restricted and unrestricted cash and foreign currency at beginning of period	—

Restricted and unrestricted cash and foreign currency at end of period	$789

Supplemental disclosure of cash flow information:

For the six months ended August 31, 2020 the Fund paid approximately $2,000 in interest expense.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Reconciliation of restricted and unrestricted cash and foreign currency at the end of period to the Statement of Assets and Liabilities:

	February 29, 2020	August 31, 2020
Cash	$—	$789

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	375

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$12.27	$0.13	$0.16	$0.29	$(0.14)	$—	$(0.14)
Year Ended February 29, 2020	11.33	0.29	1.00	1.29	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2019	11.33	0.29	0.01	0.30	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2018	11.55	0.28	(0.19)	0.09	(0.28)	(0.03)	(0.31)
Year Ended February 28, 2017	11.75	0.26	(0.16)	0.10	(0.26)	(0.04)	(0.30)
Year Ended February 29, 2016	11.84	0.25	(0.07)	0.18	(0.25)	(0.02)	(0.27)

Class C
Six Months Ended August 31, 2020 (Unaudited)	12.35	0.10	0.16	0.26	(0.10)	—	(0.10)
Year Ended February 29, 2020	11.40	0.23	1.00	1.23	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2019	11.41	0.22	— (f)	0.22	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2018	11.63	0.21	(0.19)	0.02	(0.21)	(0.03)	(0.24)
Year Ended February 28, 2017	11.82	0.19	(0.16)	0.03	(0.18)	(0.04)	(0.22)
Year Ended February 29, 2016	11.90	0.17	(0.06)	0.11	(0.17)	(0.02)	(0.19)

Class I
Six Months Ended August 31, 2020 (Unaudited)	12.26	0.15	0.15	0.30	(0.15)	—	(0.15)
Year Ended February 29, 2020	11.32	0.32	1.00	1.32	(0.32)	(0.06)	(0.38)
Year Ended February 28, 2019	11.32	0.32	0.01	0.33	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2018	11.55	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)
Year Ended February 28, 2017	11.74	0.28	(0.14)	0.14	(0.29)	(0.04)	(0.33)
Year Ended February 29, 2016	11.83	0.27	(0.07)	0.20	(0.27)	(0.02)	(0.29)

Class R2
Six Months Ended August 31, 2020 (Unaudited)	12.25	0.11	0.16	0.27	(0.11)	—	(0.11)
Year Ended February 29, 2020	11.31	0.25	1.00	1.25	(0.25)	(0.06)	(0.31)
Year Ended February 28, 2019	11.32	0.25	— (f)	0.25	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2018	11.54	0.24	(0.19)	0.05	(0.24)	(0.03)	(0.27)
Year Ended February 28, 2017	11.73	0.23	(0.14)	0.09	(0.24)	(0.04)	(0.28)
Year Ended February 29, 2016	11.82	0.22	(0.07)	0.15	(0.22)	(0.02)	(0.24)

Class R3
Six Months Ended August 31, 2020 (Unaudited)	12.23	0.12	0.17	0.29	(0.13)	—	(0.13)
Year Ended February 29, 2020	11.30	0.28	0.99	1.27	(0.28)	(0.06)	(0.34)
Year Ended February 28, 2019	11.30	0.28	0.01	0.29	(0.28)	(0.01)	(0.29)
Year Ended February 28, 2018	11.53	0.27	(0.20)	0.07	(0.27)	(0.03)	(0.30)
September 9, 2016 (g) through February 28, 2017	11.93	0.12	(0.35)	(0.23)	(0.13)	(0.04)	(0.17)

Class R4
Six Months Ended August 31, 2020 (Unaudited)	12.24	0.14	0.16	0.30	(0.14)	—	(0.14)
Year Ended February 29, 2020	11.30	0.31	1.00	1.31	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2019	11.31	0.31	— (f)	0.31	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2018	11.54	0.31	(0.21)	0.10	(0.30)	(0.03)	(0.33)
September 9, 2016 (g) through February 28, 2017	11.93	0.13	(0.34)	(0.21)	(0.14)	(0.04)	(0.18)

Class R5
Six Months Ended August 31, 2020 (Unaudited)	12.24	0.15	0.16	0.31	(0.15)	—	(0.15)
Year Ended February 29, 2020	11.30	0.33	1.00	1.33	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2019	11.31	0.32	— (f)	0.32	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2018	11.53	0.32	(0.19)	0.13	(0.32)	(0.03)	(0.35)
Year Ended February 28, 2017	11.72	0.30	(0.15)	0.15	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2016	11.82	0.28	(0.07)	0.21	(0.29)	(0.02)	(0.31)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	12.27	0.16	0.16	0.32	(0.16)	—	(0.16)
Year Ended February 29, 2020	11.33	0.34	1.00	1.34	(0.34)	(0.06)	(0.40)
Year Ended February 28, 2019	11.34	0.34	— (f)	0.34	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2018	11.56	0.33	(0.19)	0.14	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2017	11.75	0.31	(0.15)	0.16	(0.31)	(0.04)	(0.35)
Year Ended February 29, 2016	11.84	0.30	(0.07)	0.23	(0.30)	(0.02)	(0.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

376	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.42	2.34%	$2,265,669	0.74%	2.13%	0.84%	28%
12.27	11.55	2,252,691	0.75	2.49	0.86	29
11.33	2.71	1,877,469	0.75	2.58	0.90	23
11.33	0.73	2,146,164	0.75	2.42	0.92	26
11.55	0.91	2,567,827	0.74	2.21	0.98	23
11.75	1.57	3,071,916	0.74	2.11	0.98	22

12.51	2.10	464,259	1.33	1.53	1.34	28
12.35	10.88	463,544	1.35	1.90	1.36	29
11.40	1.98	524,049	1.35	1.98	1.40	23
11.41	0.10	638,131	1.36	1.81	1.41	26
11.63	0.31	914,004	1.39	1.57	1.46	23
11.82	0.98	978,417	1.39	1.47	1.45	22

12.41	2.47	11,450,546	0.49	2.37	0.59	28
12.26	11.83	9,781,487	0.50	2.74	0.60	29
11.32	2.97	7,302,212	0.50	2.84	0.65	23
11.32	0.89	7,208,052	0.50	2.67	0.66	26
11.55	1.18	12,046,116	0.55	2.42	0.71	23
11.74	1.77	11,761,684	0.57	2.29	0.71	22

12.41	2.25	83,905	1.09	1.78	1.10	28
12.25	11.18	88,227	1.10	2.14	1.11	29
11.31	2.27	88,087	1.10	2.23	1.16	23
11.32	0.41	102,320	1.06	2.11	1.20	26
11.54	0.75	112,325	0.99	1.97	1.36	23
11.73	1.32	113,488	0.99	1.87	1.34	22

12.39	2.38	22,828	0.84	2.01	0.85	28
12.23	11.38	15,807	0.85	2.38	0.86	29
11.30	2.63	10,001	0.85	2.50	0.90	23
11.30	0.57	3,443	0.85	2.32	0.94	26
11.53	(1.89)	439	0.86	2.15	0.93	23

12.40	2.50	1,363	0.59	2.25	0.67	28
12.24	11.72	1,403	0.60	2.66	0.61	29
11.30	2.78	5,521	0.60	2.74	0.65	23
11.31	0.81	5,637	0.59	2.71	0.72	26
11.54	(1.73)	20	0.64	2.35	0.70	23

12.40	2.59	323,231	0.43	2.43	0.44	28
12.24	11.91	315,213	0.44	2.79	0.45	29
11.30	2.94	251,174	0.45	2.88	0.50	23
11.31	1.03	390,635	0.45	2.72	0.51	26
11.53	1.30	437,365	0.44	2.52	0.53	23
11.72	1.83	446,658	0.44	2.42	0.52	22

12.43	2.63	20,167,900	0.33	2.53	0.34	28
12.27	11.99	21,046,962	0.34	2.90	0.35	29
11.33	3.03	19,492,809	0.35	2.99	0.40	23
11.34	1.13	18,010,360	0.35	2.83	0.40	26
11.56	1.40	11,462,704	0.34	2.61	0.40	23
11.75	2.00	13,142,391	0.34	2.52	0.41	22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	377

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$8.71	$0.11	$0.08	$0.19	$(0.11)	$—	$(0.11)
Year Ended February 29, 2020	8.10	0.24	0.62	0.86	(0.25)	—	(0.25)
Year Ended February 28, 2019	8.09	0.23	0.01	0.24	(0.23)	—	(0.23)
Year Ended February 28, 2018	8.22	0.22	(0.14)	0.08	(0.21)	—	(0.21)
Year Ended February 28, 2017	8.15	0.20	0.07	0.27	(0.20)	—	(0.20)
Year Ended February 29, 2016	8.40	0.24	(0.23)	0.01	(0.24)	(0.02)	(0.26)

Class C
Six Months Ended August 31, 2020 (Unaudited)	8.77	0.08	0.08	0.16	(0.08)	—	(0.08)
Year Ended February 29, 2020	8.15	0.19	0.62	0.81	(0.19)	—	(0.19)
Year Ended February 28, 2019	8.14	0.18	— (f)	0.18	(0.17)	—	(0.17)
Year Ended February 28, 2018	8.26	0.17	(0.13)	0.04	(0.16)	—	(0.16)
Year Ended February 28, 2017	8.19	0.15	0.07	0.22	(0.15)	—	(0.15)
Year Ended February 29, 2016	8.44	0.18	(0.23)	(0.05)	(0.18)	(0.02)	(0.20)

Class I
Six Months Ended August 31, 2020 (Unaudited)	8.71	0.12	0.08	0.20	(0.12)	—	(0.12)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	— (f)	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.14	0.23	0.07	0.30	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.39	0.25	(0.23)	0.02	(0.25)	(0.02)	(0.27)

Class R2
Six Months Ended August 31, 2020 (Unaudited)	8.71	0.09	0.08	0.17	(0.09)	—	(0.09)
Year Ended February 29, 2020	8.10	0.21	0.61	0.82	(0.21)	—	(0.21)
Year Ended February 28, 2019	8.09	0.20	0.01	0.21	(0.20)	—	(0.20)
Year Ended February 28, 2018	8.21	0.19	(0.13)	0.06	(0.18)	—	(0.18)
Year Ended February 28, 2017	8.14	0.17	0.07	0.24	(0.17)	—	(0.17)
Year Ended February 29, 2016	8.39	0.20	(0.23)	(0.03)	(0.20)	(0.02)	(0.22)

Class R3
Six Months Ended August 31, 2020 (Unaudited)	8.70	0.10	0.08	0.18	(0.10)	—	(0.10)
Year Ended February 29, 2020	8.09	0.23	0.62	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	8.08	0.22	0.01	0.23	(0.22)	—	(0.22)
Year Ended February 28, 2018	8.21	0.20	(0.12)	0.08	(0.21)	—	(0.21)
September 9, 2016 (g) through February 28, 2017	8.39	0.09	(0.18)	(0.09)	(0.09)	—	(0.09)

Class R4
Six Months Ended August 31, 2020 (Unaudited)	8.70	0.11	0.08	0.19	(0.11)	—	(0.11)
Year Ended February 29, 2020	8.09	0.25	0.62	0.87	(0.26)	—	(0.26)
Year Ended February 28, 2019	8.09	0.24	— (f)	0.24	(0.24)	—	(0.24)
Year Ended February 28, 2018	8.21	0.23	(0.13)	0.10	(0.22)	—	(0.22)
September 9, 2016 (g) through February 28, 2017	8.39	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)

Class R5
Six Months Ended August 31, 2020 (Unaudited)	8.71	0.12	0.08	0.20	(0.12)	—	(0.12)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	— (f)	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.14)	0.10	(0.23)	—	(0.23)
September 9, 2016 (g) through February 28, 2017	8.39	0.10	(0.16)	(0.06)	(0.11)	—	(0.11)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	8.72	0.12	0.08	0.20	(0.12)	—	(0.12)
Year Ended February 29, 2020	8.10	0.27	0.63	0.90	(0.28)	—	(0.28)
Year Ended February 28, 2019	8.10	0.26	— (f)	0.26	(0.26)	—	(0.26)
Year Ended February 28, 2018	8.22	0.25	(0.13)	0.12	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.15	0.23	0.07	0.30	(0.23)	—	(0.23)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.27)	(0.02)	(0.29)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

378	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.79	2.19%	$1,595,759	0.74%	2.42%	0.89%	35%
8.71	10.74	1,818,636	0.74	2.89	0.90	36
8.10	3.00	1,258,207	0.74	2.88	0.91	51
8.09	0.98	1,016,261	0.74	2.65	0.92	42
8.22	3.34	1,074,610	0.74	2.44	1.03	59
8.15	0.09	836,190	0.75	2.88	1.02	45

8.85	1.84	191,680	1.38	1.77	1.39	35
8.77	10.08	197,747	1.39	2.25	1.40	36
8.15	2.31	174,310	1.39	2.22	1.41	51
8.14	0.43	208,888	1.39	2.00	1.41	42
8.26	2.64	276,380	1.39	1.80	1.48	59
8.19	(0.60)	263,986	1.40	2.23	1.49	45

8.79	2.34	3,444,454	0.45	2.69	0.64	35
8.71	11.06	2,912,783	0.45	3.18	0.65	36
8.10	3.30	1,765,753	0.45	3.19	0.66	51
8.09	1.27	1,179,405	0.45	2.94	0.67	42
8.22	3.74	1,190,948	0.45	2.75	0.74	59
8.14	0.21	432,632	0.64	3.00	0.69	45

8.79	1.99	47,869	1.13	2.02	1.14	35
8.71	10.29	49,308	1.14	2.47	1.20	36
8.10	2.59	20,410	1.14	2.48	1.19	51
8.09	0.69	22,556	1.14	2.25	1.21	42
8.21	2.91	34,380	1.14	2.05	1.41	59
8.14	(0.34)	34,621	1.15	2.48	1.41	45

8.78	2.12	11,966	0.89	2.25	0.90	35
8.70	10.59	9,629	0.90	2.73	0.91	36
8.09	2.85	4,976	0.89	2.70	0.91	51
8.08	0.91	7,688	0.89	2.48	0.93	42
8.21	(1.07)	20	0.93	2.22	0.95	59

8.78	2.25	4,475	0.63	2.51	0.65	35
8.70	10.86	4,057	0.64	3.00	0.65	36
8.09	2.99	3,461	0.64	3.05	0.66	51
8.09	1.21	773	0.64	2.76	0.87	42
8.21	(0.95)	20	0.68	2.46	0.70	59

8.79	2.33	19,171	0.48	2.67	0.49	35
8.71	11.02	19,644	0.49	3.16	0.50	36
8.10	3.27	15,665	0.48	3.22	0.51	51
8.09	1.23	1,810	0.49	2.90	0.57	42
8.22	(0.75)	20	0.49	2.65	0.51	59

8.80	2.38	9,468,251	0.38	2.77	0.39	35
8.72	11.25	10,324,832	0.39	3.26	0.39	36
8.10	3.23	10,447,374	0.39	3.24	0.41	51
8.10	1.46	9,043,535	0.39	2.99	0.41	42
8.22	3.68	4,548,970	0.39	2.79	0.42	59
8.15	0.43	2,388,798	0.40	3.22	0.42	45

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	379

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Floating Rate Income Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$8.93	$0.17	$(0.31)	$(0.14)	$(0.19)	$—		$(0.19)
Year Ended February 29, 2020	9.23	0.46	(0.32)	0.14	(0.44)	—		(0.44)
September 1, 2018 through February 28, 2019 (f)	9.37	0.21	(0.13)	0.08	(0.22)	—		(0.22)
Year Ended August 31, 2018	9.41	0.36	(0.05)	0.31	(0.35)	—		(0.35)
Year Ended August 31, 2017	9.36	0.35	0.05	0.40	(0.35)	—		(0.35)
Year Ended August 31, 2016	9.56	0.40	(0.20)	0.20	(0.40)	—		(0.40)
Year Ended August 31, 2015	10.04	0.38	(0.47)	(0.09)	(0.39)	—	(g)	(0.39)

Class C
Six Months Ended August 31, 2020 (Unaudited)	8.90	0.15	(0.31)	(0.16)	(0.17)	—		(0.17)
Year Ended February 29, 2020	9.20	0.40	(0.31)	0.09	(0.39)	—		(0.39)
September 1, 2018 through February 28, 2019 (f)	9.34	0.19	(0.13)	0.06	(0.20)	—		(0.20)
Year Ended August 31, 2018	9.38	0.31	(0.05)	0.26	(0.30)	—		(0.30)
Year Ended August 31, 2017	9.34	0.31	0.04	0.35	(0.31)	—		(0.31)
Year Ended August 31, 2016	9.54	0.35	(0.19)	0.16	(0.36)	—		(0.36)
Year Ended August 31, 2015	10.02	0.33	(0.46)	(0.13)	(0.35)	—	(g)	(0.35)

Class I
Six Months Ended August 31, 2020 (Unaudited)	8.93	0.18	(0.31)	(0.13)	(0.20)	—		(0.20)
Year Ended February 29, 2020	9.23	0.47	(0.31)	0.16	(0.46)	—		(0.46)
September 1, 2018 through February 28, 2019 (f)	9.37	0.22	(0.13)	0.09	(0.23)	—		(0.23)
Year Ended August 31, 2018	9.41	0.39	(0.05)	0.34	(0.38)	—		(0.38)
Year Ended August 31, 2017	9.37	0.37	0.05	0.42	(0.38)	—		(0.38)
Year Ended August 31, 2016	9.57	0.42	(0.19)	0.23	(0.43)	—		(0.43)
Year Ended August 31, 2015	10.05	0.40	(0.46)	(0.06)	(0.42)	—	(g)	(0.42)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	8.93	0.19	(0.32)	(0.13)	(0.20)	—		(0.20)
Year Ended February 29, 2020	9.24	0.48	(0.32)	0.16	(0.47)	—		(0.47)
September 1, 2018 through February 28, 2019 (f)	9.37	0.23	(0.12)	0.11	(0.24)	—		(0.24)
Year Ended August 31, 2018	9.41	0.40	(0.06)	0.34	(0.38)	—		(0.38)
Year Ended August 31, 2017	9.37	0.39	0.04	0.43	(0.39)	—		(0.39)
Year Ended August 31, 2016	9.57	0.43	(0.19)	0.24	(0.44)	—		(0.44)
Year Ended August 31, 2015	10.05	0.41	(0.46)	(0.05)	(0.43)	—	(g)	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	The Fund changed its fiscal year end from August 31st to the last day of February.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

380	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.60	(1.44)%	$20,586	0.99%	4.07%	1.17%	14%
8.93	1.49	31,754	0.99	5.05	1.20	46
9.23	0.87	120,066	0.99	4.58	1.17	12
9.37	3.38	170,374	0.98	3.88	1.16	38
9.41	4.36	88,390	0.98	3.76	1.18	51
9.36	2.30	83,254	0.99	4.29	1.22	41
9.56	(0.92)	85,854	0.99	3.85	1.25	16

8.57	(1.70)	11,689	1.49	3.58	1.68	14
8.90	1.00	15,886	1.49	4.36	1.68	46
9.20	0.63	23,816	1.49	4.09	1.67	12
9.34	2.87	22,641	1.48	3.35	1.67	38
9.38	3.74	26,114	1.48	3.25	1.69	51
9.34	1.78	21,937	1.49	3.79	1.73	41
9.54	(1.37)	26,637	1.49	3.35	1.73	16

8.60	(1.31)	278,659	0.74	4.32	0.91	14
8.93	1.76	388,979	0.74	5.19	0.91	46
9.23	1.00	1,017,750	0.74	4.82	0.90	12
9.37	3.63	1,460,764	0.73	4.11	0.91	38
9.41	4.51	1,329,888	0.73	3.96	0.91	51
9.37	2.55	868,497	0.74	4.51	0.91	41
9.57	(0.61)	1,946,646	0.74	4.09	0.92	16

8.60	(1.27)	329,394	0.65	4.43	0.66	14
8.93	1.76	569,567	0.64	5.21	0.66	46
9.24	1.16	1,060,089	0.64	4.93	0.65	12
9.37	3.73	1,420,279	0.63	4.21	0.66	38
9.41	4.61	971,417	0.63	4.10	0.66	51
9.37	2.65	837,611	0.64	4.67	0.66	41
9.57	(0.49)	391,548	0.64	4.18	0.67	16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	381

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$11.16	$0.08	$0.19	$0.27	$(0.08)	$—	$(0.08)
Year Ended February 29, 2020	10.32	0.23	0.84	1.07	(0.23)	—	(0.23)
Year Ended February 28, 2019	10.27	0.23	0.04	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.54	0.22	(0.26)	(0.04)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2017	10.86	0.22	(0.28)	(0.06)	(0.22)	(0.04)	(0.26)
Year Ended February 29, 2016	11.02	0.23	— (f)	0.23	(0.24)	(0.15)	(0.39)

Class C
Six Months Ended August 31, 2020 (Unaudited)	11.12	0.04	0.20	0.24	(0.05)	—	(0.05)
Year Ended February 29, 2020	10.29	0.16	0.83	0.99	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.24	0.17	0.04	0.21	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.50	0.15	(0.25)	(0.10)	(0.15)	(0.01)	(0.16)
Year Ended February 28, 2017	10.83	0.15	(0.29)	(0.14)	(0.15)	(0.04)	(0.19)
Year Ended February 29, 2016	10.98	0.15	0.01	0.16	(0.16)	(0.15)	(0.31)

Class I
Six Months Ended August 31, 2020 (Unaudited)	11.15	0.09	0.19	0.28	(0.09)	—	(0.09)
Year Ended February 29, 2020	10.32	0.25	0.83	1.08	(0.25)	—	(0.25)
Year Ended February 28, 2019	10.26	0.25	0.06	0.31	(0.25)	—	(0.25)
Year Ended February 28, 2018	10.53	0.25	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2017	10.86	0.25	(0.29)	(0.04)	(0.25)	(0.04)	(0.29)
Year Ended February 29, 2016	11.02	0.26	— (f)	0.26	(0.27)	(0.15)	(0.42)

Class R2
Six Months Ended August 31, 2020 (Unaudited)	11.15	0.06	0.19	0.25	(0.06)	—	(0.06)
Year Ended February 29, 2020	10.31	0.19	0.84	1.03	(0.19)	—	(0.19)
Year Ended February 28, 2019	10.26	0.19	0.05	0.24	(0.19)	—	(0.19)
Year Ended February 28, 2018	10.53	0.19	(0.26)	(0.07)	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2017	10.85	0.20	(0.28)	(0.08)	(0.20)	(0.04)	(0.24)
Year Ended February 29, 2016	11.01	0.20	0.01	0.21	(0.22)	(0.15)	(0.37)

Class R3
Six Months Ended August 31, 2020 (Unaudited)	11.15	0.07	0.19	0.26	(0.07)	—	(0.07)
Year Ended February 29, 2020	10.32	0.21	0.84	1.05	(0.22)	—	(0.22)
Year Ended February 28, 2019	10.27	0.22	0.05	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.53	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
September 9, 2016 (g) through February 28, 2017	10.90	0.09	(0.32)	(0.23)	(0.10)	(0.04)	(0.14)

Class R4
Six Months Ended August 31, 2020 (Unaudited)	11.15	0.09	0.18	0.27	(0.09)	—	(0.09)
Year Ended February 29, 2020	10.31	0.24	0.84	1.08	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.26	0.24	0.05	0.29	(0.24)	—	(0.24)
Year Ended February 28, 2018	10.53	0.24	(0.26)	(0.02)	(0.24)	(0.01)	(0.25)
September 9, 2016 (g) through February 28, 2017	10.90	0.10	(0.32)	(0.22)	(0.11)	(0.04)	(0.15)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	11.15	0.10	0.19	0.29	(0.10)	—	(0.10)
Year Ended February 29, 2020	10.31	0.27	0.84	1.11	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.26	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended February 28, 2018	10.53	0.26	(0.26)	— (f)	(0.26)	(0.01)	(0.27)
August 1, 2016 (g) through February 28, 2017	10.97	0.14	(0.40)	(0.26)	(0.14)	(0.04)	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

382	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.35	2.41%	$513,015	0.73%	1.37%	0.89%	41%
11.16	10.43	441,395	0.74	2.11	0.91	12
10.32	2.71	378,477	0.74	2.22	0.93	10
10.27	(0.43)	432,065	0.74	2.08	0.94	15
10.54	(0.57)	527,069	0.74	2.07	1.13	15
10.86	2.16	574,262	0.75	2.13	1.13	15

11.31	2.13	58,040	1.34	0.76	1.38	41
11.12	9.69	40,117	1.36	1.49	1.41	12
10.29	2.09	33,288	1.35	1.62	1.42	10
10.24	(0.96)	42,602	1.36	1.46	1.43	15
10.50	(1.36)	67,251	1.43	1.38	1.49	15
10.83	1.49	73,435	1.48	1.40	1.52	15

11.34	2.55	1,759,887	0.46	1.64	0.63	41
11.15	10.63	1,277,275	0.47	2.37	0.65	12
10.32	3.09	892,985	0.47	2.49	0.67	10
10.26	(0.16)	581,435	0.47	2.35	0.69	15
10.53	(0.38)	640,915	0.47	2.34	0.83	15
10.86	2.46	597,868	0.48	2.40	0.81	15

11.34	2.24	37,265	1.08	1.03	1.15	41
11.15	10.05	34,898	1.09	1.77	1.18	12
10.31	2.36	41,890	1.09	1.87	1.19	10
10.26	(0.74)	50,768	1.06	1.76	1.23	15
10.53	(0.82)	57,838	0.99	1.82	1.42	15
10.85	1.92	61,217	1.00	1.88	1.41	15

11.34	2.37	30,186	0.83	1.28	0.88	41
11.15	10.23	23,849	0.84	1.99	0.90	12
10.32	2.62	14,896	0.84	2.11	0.92	10
10.27	(0.40)	3,696	0.84	1.99	0.95	15
10.53	(2.18)	499	0.83	1.89	0.93	15

11.33	2.41	19,753	0.58	1.52	0.63	41
11.15	10.61	7,982	0.59	2.24	0.65	12
10.31	2.88	4,367	0.59	2.37	0.67	10
10.26	(0.27)	757	0.59	2.25	1.01	15
10.53	(2.09)	33	0.64	2.01	0.72	15

11.34	2.62	755,579	0.33	1.77	0.38	41
11.15	10.89	568,339	0.34	2.49	0.40	12
10.31	3.12	347,741	0.34	2.62	0.42	10
10.26	(0.03)	203,083	0.34	2.49	0.42	15
10.53	(2.37)	66,335	0.34	2.33	0.43	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	383

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan High Yield Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$7.07	$0.15	$(0.23)	$(0.08)	$(0.16)	$—		$(0.16)
Year Ended February 29, 2020	7.13	0.38	(0.05)	0.33	(0.39)	—		(0.39)
Year Ended February 28, 2019	7.28	0.39	(0.14)	0.25	(0.40)	—		(0.40)
Year Ended February 28, 2018	7.44	0.39	(0.15)	0.24	(0.40)	—		(0.40)
Year Ended February 28, 2017	6.65	0.39	0.79	1.18	(0.39)	—		(0.39)
Year Ended February 29, 2016	7.71	0.40	(1.06)	(0.66)	(0.40)	—	(f)	(0.40)

Class C
Six Months Ended August 31, 2020 (Unaudited)	7.09	0.14	(0.24)	(0.10)	(0.14)	—		(0.14)
Year Ended February 29, 2020	7.14	0.35	(0.05)	0.30	(0.35)	—		(0.35)
Year Ended February 28, 2019	7.30	0.36	(0.16)	0.20	(0.36)	—		(0.36)
Year Ended February 28, 2018	7.45	0.35	(0.14)	0.21	(0.36)	—		(0.36)
Year Ended February 28, 2017	6.66	0.35	0.79	1.14	(0.35)	—		(0.35)
Year Ended February 29, 2016	7.72	0.36	(1.06)	(0.70)	(0.36)	—	(f)	(0.36)

Class I
Six Months Ended August 31, 2020 (Unaudited)	7.12	0.16	(0.23)	(0.07)	(0.17)	—		(0.17)
Year Ended February 29, 2020	7.17	0.40	(0.04)	0.36	(0.41)	—		(0.41)
Year Ended February 28, 2019	7.32	0.41	(0.14)	0.27	(0.42)	—		(0.42)
Year Ended February 28, 2018	7.48	0.41	(0.15)	0.26	(0.42)	—		(0.42)
Year Ended February 28, 2017	6.68	0.40	0.80	1.20	(0.40)	—		(0.40)
Year Ended February 29, 2016	7.75	0.42	(1.07)	(0.65)	(0.42)	—	(f)	(0.42)

Class R2
Six Months Ended August 31, 2020 (Unaudited)	7.06	0.14	(0.23)	(0.09)	(0.15)	—		(0.15)
Year Ended February 29, 2020	7.12	0.36	(0.06)	0.30	(0.36)	—		(0.36)
Year Ended February 28, 2019	7.27	0.37	(0.14)	0.23	(0.38)	—		(0.38)
Year Ended February 28, 2018	7.43	0.37	(0.15)	0.22	(0.38)	—		(0.38)
Year Ended February 28, 2017	6.64	0.36	0.80	1.16	(0.37)	—		(0.37)
Year Ended February 29, 2016	7.70	0.38	(1.06)	(0.68)	(0.38)	—	(f)	(0.38)

Class R3
Six Months Ended August 31, 2020 (Unaudited)	7.12	0.15	(0.23)	(0.08)	(0.16)	—		(0.16)
Year Ended February 29, 2020	7.17	0.38	(0.05)	0.33	(0.38)	—		(0.38)
Year Ended February 28, 2019	7.32	0.39	(0.15)	0.24	(0.39)	—		(0.39)
August 21, 2017 (g) through February 28, 2018	7.45	0.20	(0.10)	0.10	(0.23)	—		(0.23)

Class R4
Six Months Ended August 31, 2020 (Unaudited)	7.12	0.16	(0.23)	(0.07)	(0.17)	—		(0.17)
Year Ended February 29, 2020	7.17	0.39	(0.04)	0.35	(0.40)	—		(0.40)
Year Ended February 28, 2019	7.32	0.41	(0.15)	0.26	(0.41)	—		(0.41)
August 21, 2017 (g) through February 28, 2018	7.45	0.21	(0.10)	0.11	(0.24)	—		(0.24)

Class R5
Six Months Ended August 31, 2020 (Unaudited)	7.13	0.17	(0.24)	(0.07)	(0.17)	—		(0.17)
Year Ended February 29, 2020	7.18	0.41	(0.05)	0.36	(0.41)	—		(0.41)
Year Ended February 28, 2019	7.33	0.42	(0.15)	0.27	(0.42)	—		(0.42)
Year Ended February 28, 2018	7.49	0.42	(0.16)	0.26	(0.42)	—		(0.42)
Year Ended February 28, 2017	6.69	0.41	0.80	1.21	(0.41)	—		(0.41)
Year Ended February 29, 2016	7.75	0.42	(1.06)	(0.64)	(0.42)	—	(f)	(0.42)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	7.12	0.16	(0.22)	(0.06)	(0.18)	—		(0.18)
Year Ended February 29, 2020	7.17	0.41	(0.04)	0.37	(0.42)	—		(0.42)
Year Ended February 28, 2019	7.32	0.43	(0.15)	0.28	(0.43)	—		(0.43)
Year Ended February 28, 2018	7.48	0.42	(0.15)	0.27	(0.43)	—		(0.43)
Year Ended February 28, 2017	6.68	0.41	0.80	1.21	(0.41)	—		(0.41)
Year Ended February 29, 2016	7.74	0.42	(1.06)	(0.64)	(0.42)	—	(f)	(0.42)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

384	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$6.83	(0.94)%	$375,280	0.98%	4.67%	1.12%	21%
7.07	4.70	496,262	0.99	5.31	1.16	60
7.13	3.62	550,227	0.99	5.52	1.22	47
7.28	3.30	632,060	0.99	5.27	1.23	47
7.44	18.04	977,249	0.99	5.38	1.32	52
6.65	(8.73)	859,215	1.00	5.52	1.37	52

6.85	(1.20)	77,159	1.48	4.18	1.62	21
7.09	4.30	94,217	1.49	4.81	1.65	60
7.14	2.95	129,121	1.49	5.01	1.72	47
7.30	2.92	158,458	1.49	4.77	1.72	47
7.45	17.38	211,878	1.52	4.84	1.81	52
6.66	(9.26)	197,406	1.55	4.92	1.85	52

6.88	(0.81)	1,794,916	0.73	4.76	0.86	21
7.12	5.07	1,401,211	0.74	5.57	0.92	60
7.17	3.86	3,482,173	0.74	5.77	1.00	47
7.32	3.54	3,322,653	0.74	5.52	0.99	47
7.48	18.40	6,435,665	0.77	5.58	1.10	52
6.68	(8.64)	4,480,999	0.80	5.66	1.12	52

6.82	(1.12)	5,169	1.33	4.31	1.45	21
7.06	4.33	5,636	1.34	4.95	1.50	60
7.12	3.27	6,679	1.34	5.16	1.58	47
7.27	2.97	7,794	1.33	4.94	1.59	47
7.43	17.74	8,591	1.29	5.08	1.79	52
6.64	(9.06)	8,533	1.30	5.19	1.82	52

6.88	(0.98)	479	1.08	4.48	1.16	21
7.12	4.71	383	1.09	5.19	1.15	60
7.17	3.51	316	1.09	5.50	1.30	47
7.32	1.34	20	1.09	5.20	1.25	47

6.88	(0.86)	34	0.83	4.80	3.25	21
7.12	4.97	35	0.84	5.47	1.11	60
7.17	3.77	53	0.84	5.70	1.37	47
7.32	1.49	27	0.84	5.47	1.01	47

6.89	(0.79)	14,238	0.68	5.04	0.71	21
7.13	5.11	28,706	0.69	5.61	0.75	60
7.18	3.91	55,422	0.69	5.80	0.82	47
7.33	3.59	72,349	0.69	5.58	0.82	47
7.49	18.40	70,096	0.72	5.64	0.86	52
6.69	(8.46)	57,112	0.75	5.73	0.88	52

6.88	(0.73)	6,980,720	0.58	4.91	0.60	21
7.12	5.23	4,787,122	0.59	5.70	0.64	60
7.17	4.02	4,335,468	0.59	5.92	0.71	47
7.32	3.70	4,829,597	0.59	5.68	0.71	47
7.48	18.49	5,558,568	0.65	5.71	0.73	52
6.68	(8.44)	3,685,406	0.70	5.91	0.76	52

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	385

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Income Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$9.69	$0.21	$(0.43)	$(0.22)	$(0.22)	$—		$(0.22)
Year Ended February 29, 2020	9.32	0.45	0.38	0.83	(0.46)	—	(g)	(0.46)
Year Ended February 28, 2019	9.36	0.47	(0.04)	0.43	(0.47)	—		(0.47)
Year Ended February 28, 2018	9.54	0.50	(0.19)	0.31	(0.49)	—		(0.49)
Year Ended February 28, 2017	9.10	0.49	0.44	0.93	(0.49)	—		(0.49)
Year Ended February 29, 2016	9.86	0.51	(0.77)	(0.26)	(0.50)	—		(0.50)

Class C
Six Months Ended August 31, 2020 (Unaudited)	9.69	0.19	(0.43)	(0.24)	(0.20)	—		(0.20)
Year Ended February 29, 2020	9.32	0.40	0.38	0.78	(0.41)	—	(g)	(0.41)
Year Ended February 28, 2019	9.36	0.42	(0.04)	0.38	(0.42)	—		(0.42)
Year Ended February 28, 2018	9.54	0.44	(0.19)	0.25	(0.43)	—		(0.43)
Year Ended February 28, 2017	9.10	0.45	0.43	0.88	(0.44)	—		(0.44)
Year Ended February 29, 2016	9.86	0.46	(0.78)	(0.32)	(0.44)	—		(0.44)

Class I
Six Months Ended August 31, 2020 (Unaudited)	9.68	0.22	(0.43)	(0.21)	(0.23)	—		(0.23)
Year Ended February 29, 2020	9.31	0.48	0.37	0.85	(0.48)	—	(g)	(0.48)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—		(0.49)
Year Ended February 28, 2018	9.53	0.53	(0.20)	0.33	(0.51)	—		(0.51)
Year Ended February 28, 2017	9.10	0.52	0.42	0.94	(0.51)	—		(0.51)
Year Ended February 29, 2016	9.86	0.53	(0.77)	(0.24)	(0.52)	—		(0.52)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	9.68	0.22	(0.44)	(0.22)	(0.23)	—		(0.23)
Year Ended February 29, 2020	9.31	0.47	0.39	0.86	(0.49)	—	(g)	(0.49)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—		(0.49)
Year Ended February 28, 2018	9.53	0.52	(0.19)	0.33	(0.51)	—		(0.51)
Year Ended February 28, 2017	9.09	0.53	0.43	0.96	(0.52)	—		(0.52)
Year Ended February 29, 2016	9.86	0.54	(0.78)	(0.24)	(0.53)	—		(0.53)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Commencing on February 28, 2019, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 28, 2019, for the year ended February 29, 2020 and six months ended August 31, 2020, the Fund did not transact in securities sold short.

(g)	Amount rounds to less than $0.005.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

386	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (excluding securities sold short) (c)(f)	Portfolio turnover rate (including securities sold short) (c)(f)

$9.25	(2.14)%	$597,787	0.65%		4.73%		0.91%		29%	—%
9.69	9.10	838,317	0.65		4.72		0.97		77	—
9.32	4.74	280,513	0.64		5.15		1.08		54	62
9.36	3.25	80,060	0.65		5.22		1.24		40	—
9.54	10.36	22,787	0.75		5.21		1.62		59	—
9.10	(2.76)	14,142	0.75	(h)	5.53	(h)	1.68	(h)	74	—

9.25	(2.42)	901,560	1.19		4.13		1.41		29	—
9.69	8.52	939,761	1.21		4.16		1.46		77	—
9.32	4.16	74,767	1.19		4.60		1.58		54	62
9.36	2.69	18,564	1.20		4.65		1.76		40	—
9.54	9.76	2,085	1.24		4.70		2.15		59	—
9.10	(3.29)	696	1.25	(h)	4.83	(h)	2.55	(h)	74	—

9.24	(2.00)	4,013,870	0.40		4.91		0.66		29	—
9.68	9.39	3,652,760	0.40		4.95		0.71		77	—
9.31	5.03	113,854	0.39		5.45		0.83		54	62
9.35	3.52	19,319	0.39		5.60		1.04		40	—
9.53	10.53	34,667	0.46		5.52		1.34		59	—
9.10	(2.50)	26,588	0.50	(h)	5.56	(h)	1.67	(h)	74	—

9.23	(2.10)	976,874	0.39		4.89		0.41		29	—
9.68	9.40	643,056	0.40		4.96		0.46		77	—
9.31	5.04	82,376	0.39		5.37		0.59		54	62
9.35	3.53	71,862	0.39		5.51		0.69		40	—
9.53	10.76	22	0.40		5.58		2.27		59	—
9.09	(2.51)	20	0.40	(h)	5.63	(h)	2.45	(h)	74	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	387

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Inflation Managed Bond Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$10.44	$0.08	$0.18	$0.26	$(0.08)
Year Ended February 29, 2020	10.04	0.24	0.39	0.63	(0.23)
Year Ended February 28, 2019	10.15	0.22	(0.11)	0.11	(0.22)
Year Ended February 28, 2018	10.34	0.20	(0.19)	0.01	(0.20)
Year Ended February 28, 2017	10.14	0.18	0.19	0.37	(0.17)
Year Ended February 29, 2016	10.37	0.13	(0.22)	(0.09)	(0.14)

Class C
Six Months Ended August 31, 2020 (Unaudited)	10.39	0.05	0.16	0.21	(0.05)
Year Ended February 29, 2020	9.98	0.18	0.40	0.58	(0.17)
Year Ended February 28, 2019	10.09	0.15	(0.10)	0.05	(0.16)
Year Ended February 28, 2018	10.29	0.13	(0.19)	(0.06)	(0.14)
Year Ended February 28, 2017	10.09	0.11	0.20	0.31	(0.11)
Year Ended February 29, 2016	10.33	0.07	(0.23)	(0.16)	(0.08)

Class I
Six Months Ended August 31, 2020 (Unaudited)	10.44	0.09	0.17	0.26	(0.09)
Year Ended February 29, 2020	10.04	0.26	0.39	0.65	(0.25)
Year Ended February 28, 2019	10.15	0.24	(0.11)	0.13	(0.24)
Year Ended February 28, 2018	10.34	0.22	(0.19)	0.03	(0.22)
Year Ended February 28, 2017	10.14	0.20	0.19	0.39	(0.19)
Year Ended February 29, 2016	10.37	0.16	(0.23)	(0.07)	(0.16)

Class R5
Six Months Ended August 31, 2020 (Unaudited)	10.48	0.10	0.18	0.28	(0.10)
Year Ended February 29, 2020	10.08	0.26	0.40	0.66	(0.26)
Year Ended February 28, 2019	10.19	0.23	(0.10)	0.13	(0.24)
Year Ended February 28, 2018	10.39	0.21	(0.19)	0.02	(0.22)
Year Ended February 28, 2017	10.18	0.20	0.20	0.40	(0.19)
Year Ended February 29, 2016	10.41	0.16	(0.23)	(0.07)	(0.16)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	10.46	0.10	0.17	0.27	(0.10)
Year Ended February 29, 2020	10.05	0.27	0.41	0.68	(0.27)
Year Ended February 28, 2019	10.16	0.25	(0.11)	0.14	(0.25)
Year Ended February 28, 2018	10.36	0.22	(0.19)	0.03	(0.23)
Year Ended February 28, 2017	10.15	0.21	0.20	0.41	(0.20)
Year Ended February 29, 2016	10.38	0.16	(0.22)	(0.06)	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

388	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.62	2.55%	$20,845	0.75%	1.59%	0.90%	41%
10.44	6.39	25,555	0.75	2.30	0.95	146
10.04	1.13	25,681	0.75	2.16	0.98	74
10.15	0.12	22,800	0.74	1.91	0.97	68
10.34	3.63	26,932	0.75	1.76	1.21	41
10.14	(0.85)	51,090	0.75	1.32	1.15	27

10.55	2.08	3,053	1.39	0.95	1.52	41
10.39	5.83	3,871	1.39	1.74	1.47	146
9.98	0.48	6,004	1.40	1.51	1.50	74
10.09	(0.63)	5,644	1.38	1.24	1.50	68
10.29	3.05	5,807	1.39	1.08	1.58	41
10.09	(1.53)	3,534	1.40	0.67	1.53	27

10.61	2.56	183,603	0.55	1.80	0.64	41
10.44	6.57	175,319	0.58	2.52	0.70	146
10.04	1.28	199,425	0.60	2.34	0.72	74
10.15	0.26	206,975	0.58	2.12	0.72	68
10.34	3.83	558,497	0.60	1.91	0.73	41
10.14	(0.70)	694,213	0.60	1.52	0.72	27

10.66	2.70	13,866	0.45	1.89	0.50	41
10.48	6.62	14,442	0.51	2.57	0.55	146
10.08	1.33	13,938	0.55	2.33	0.57	74
10.19	0.23	5,945	0.53	2.00	0.57	68
10.39	3.95	711	0.52	1.94	0.53	41
10.18	(0.64)	11,844	0.55	1.54	0.58	27

10.63	2.66	1,068,309	0.35	2.00	0.39	41
10.46	6.84	1,169,195	0.42	2.62	0.44	146
10.05	1.41	859,081	0.47	2.46	0.47	74
10.16	0.31	1,199,612	0.45	2.14	0.47	68
10.36	4.05	855,276	0.47	2.02	0.47	41
10.15	(0.56)	798,786	0.46	1.55	0.46	27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	389

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$10.17	$0.07	$— (f)	$0.07	$(0.07)
Year Ended February 29, 2020	10.00	0.22	0.17	0.39	(0.22)
Year Ended February 28, 2019	9.98	0.21	0.02	0.23	(0.21)
Year Ended February 28, 2018	9.99	0.14	(0.01)	0.13	(0.14)
Year Ended February 28, 2017	9.97	0.09	0.02	0.11	(0.09)
Year Ended February 29, 2016	10.02	0.07	(0.05)	0.02	(0.07)

Class C
Six Months Ended August 31, 2020 (Unaudited)	10.06	0.04	— (f)	0.04	(0.05)
Year Ended February 29, 2020	9.89	0.17	0.17	0.34	(0.17)
Year Ended February 28, 2019	9.87	0.16	0.02	0.18	(0.16)
Year Ended February 28, 2018	9.88	0.08	(0.01)	0.07	(0.08)
Year Ended February 28, 2017	9.86	0.04	0.02	0.06	(0.04)
Year Ended February 29, 2016	9.91	0.02	(0.05)	(0.03)	(0.02)

Class I
Six Months Ended August 31, 2020 (Unaudited)	10.17	0.08	— (f)	0.08	(0.08)
Year Ended February 29, 2020	10.00	0.24	0.18	0.42	(0.25)
Year Ended February 28, 2019	9.98	0.24	0.02	0.26	(0.24)
Year Ended February 28, 2018	9.99	0.16	(0.01)	0.15	(0.16)
Year Ended February 28, 2017	9.96	0.11	0.04	0.15	(0.12)
Year Ended February 29, 2016	10.02	0.10	(0.06)	0.04	(0.10)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	10.19	0.09	(0.01)	0.08	(0.09)
Year Ended February 29, 2020	10.01	0.27	0.18	0.45	(0.27)
Year Ended February 28, 2019	9.99	0.26	0.02	0.28	(0.26)
Year Ended February 28, 2018	10.00	0.18	(0.01)	0.17	(0.18)
Year Ended February 28, 2017	9.98	0.13	0.03	0.16	(0.14)
Year Ended February 29, 2016	10.03	0.11	(0.04)	0.07	(0.12)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

390	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.17	0.71%	$202,678	0.68%	1.35%	0.81%	20%
10.17	3.96	189,571	0.69	2.18	0.85	27
10.00	2.34	152,859	0.68	2.14	0.88	28
9.98	1.27	121,268	0.68	1.37	0.89	22
9.99	1.13	149,919	0.68	0.89	0.95	21
9.97	0.19	198,338	0.68	0.70	0.95	23

10.05	0.37	23,088	1.18	0.85	1.31	20
10.06	3.49	21,366	1.19	1.68	1.36	27
9.89	1.86	20,632	1.18	1.64	1.38	28
9.87	0.76	17,540	1.18	0.83	1.39	22
9.88	0.63	41,003	1.18	0.39	1.44	21
9.86	(0.31)	50,910	1.18	0.20	1.44	23

10.17	0.84	345,083	0.43	1.60	0.56	20
10.17	4.22	342,871	0.44	2.43	0.60	27
10.00	2.59	281,354	0.43	2.40	0.62	28
9.98	1.53	214,976	0.43	1.62	0.62	22
9.99	1.47	238,500	0.43	1.14	0.65	21
9.96	0.35	323,384	0.43	0.95	0.63	23

10.18	0.84	745,200	0.23	1.80	0.31	20
10.19	4.53	743,297	0.24	2.63	0.35	27
10.01	2.79	652,843	0.23	2.58	0.37	28
9.99	1.73	658,067	0.23	1.82	0.37	22
10.00	1.58	757,219	0.23	1.35	0.37	21
9.98	0.66	680,614	0.23	1.14	0.37	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	391

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$11.87	$0.14	$0.06	$0.20	$(0.14)	$—	$(0.14)
Year Ended February 29, 2020	11.31	0.33	0.59	0.92	(0.32)	(0.04)	(0.36)
Year Ended February 28, 2019	11.25	0.33	0.06	0.39	(0.33)	—	(0.33)
Year Ended February 28, 2018	11.45	0.34	(0.21)	0.13	(0.33)	—	(0.33)
Year Ended February 28, 2017	11.66	0.29	(0.21)	0.08	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2016	11.65	0.30	0.02	0.32	(0.30)	(0.01)	(0.31)

Class C
Six Months Ended August 31, 2020 (Unaudited)	11.52	0.11	0.05	0.16	(0.11)	—	(0.11)
Year Ended February 29, 2020	10.99	0.27	0.57	0.84	(0.27)	(0.04)	(0.31)
Year Ended February 28, 2019	10.95	0.27	0.04	0.31	(0.27)	—	(0.27)
Year Ended February 28, 2018	11.15	0.27	(0.20)	0.07	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.36	0.23	(0.20)	0.03	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2016	11.36	0.23	0.03	0.26	(0.25)	(0.01)	(0.26)

Class I
Six Months Ended August 31, 2020 (Unaudited)	11.55	0.15	0.06	0.21	(0.16)	—	(0.16)
Year Ended February 29, 2020	11.02	0.35	0.57	0.92	(0.35)	(0.04)	(0.39)
Year Ended February 28, 2019	10.97	0.35	0.05	0.40	(0.35)	—	(0.35)
Year Ended February 28, 2018	11.18	0.36	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended February 28, 2017	11.38	0.31	(0.19)	0.12	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2016	11.39	0.32	0.01	0.33	(0.33)	(0.01)	(0.34)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	11.55	0.16	0.05	0.21	(0.16)	—	(0.16)
Year Ended February 29, 2020	11.01	0.37	0.58	0.95	(0.37)	(0.04)	(0.41)
Year Ended February 28, 2019	10.97	0.37	0.04	0.41	(0.37)	—	(0.37)
Year Ended February 28, 2018	11.17	0.37	(0.19)	0.18	(0.38)	—	(0.38)
Year Ended February 28, 2017	11.38	0.33	(0.20)	0.13	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2016	11.39	0.34	0.01	0.35	(0.35)	(0.01)	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

392	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.93	1.71%	$176,298	0.64%	2.38%	0.86%	34%
11.87	8.25	149,102	0.64	2.88	0.90	23
11.31	3.50	105,957	0.65	2.98	0.98	22
11.25	1.12	109,033	0.65	2.95	0.98	14
11.45	0.69	142,557	0.64	2.48	1.05	27
11.66	2.82	209,213	0.64	2.56	0.99	16

11.57	1.44	16,044	1.14	1.88	1.36	34
11.52	7.69	12,887	1.14	2.38	1.41	23
10.99	2.91	10,062	1.15	2.47	1.48	22
10.95	0.65	11,849	1.15	2.44	1.48	14
11.15	0.22	18,062	1.14	2.00	1.54	27
11.36	2.31	19,275	1.14	2.06	1.51	16

11.60	1.81	1,450,800	0.39	2.63	0.60	34
11.55	8.47	1,451,956	0.39	3.13	0.64	23
11.02	3.77	960,112	0.39	3.23	0.71	22
10.97	1.33	888,646	0.40	3.19	0.72	14
11.18	1.06	1,021,648	0.39	2.74	0.76	27
11.38	2.97	1,073,033	0.39	2.83	0.72	16

11.60	1.89	1,437,496	0.24	2.78	0.35	34
11.55	8.73	1,397,964	0.24	3.28	0.39	23
11.01	3.83	1,116,941	0.24	3.37	0.46	22
10.97	1.57	955,347	0.25	3.34	0.47	14
11.17	1.13	1,182,534	0.24	2.89	0.46	27
11.38	3.14	1,384,768	0.24	2.98	0.46	16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	393

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$11.00	$0.10	$0.14	$0.24	$(0.10)	$—	$(0.10)
Year Ended February 29, 2020	10.72	0.23	0.28	0.51	(0.23)	—	(0.23)
Year Ended February 28, 2019	10.68	0.17	0.04	0.21	(0.17)	—	(0.17)
Year Ended February 28, 2018	10.81	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)
Year Ended February 28, 2017	10.83	0.07	(0.01)	0.06	(0.07)	(0.01)	(0.08)
Year Ended February 29, 2016	10.87	0.07	(0.03)	0.04	(0.07)	(0.01)	(0.08)

Class C
Six Months Ended August 31, 2020 (Unaudited)	11.08	0.07	0.14	0.21	(0.07)	—	(0.07)
Year Ended February 29, 2020	10.80	0.18	0.28	0.46	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.75	0.12	0.05	0.17	(0.12)	—	(0.12)
Year Ended February 28, 2018	10.88	0.05	(0.13)	(0.08)	(0.05)	—	(0.05)
Year Ended February 28, 2017	10.90	0.01	(0.01)	— (f)	(0.01)	(0.01)	(0.02)
Year Ended February 29, 2016	10.94	0.01	(0.03)	(0.02)	(0.01)	(0.01)	(0.02)

Class I
Six Months Ended August 31, 2020 (Unaudited)	11.01	0.11	0.14	0.25	(0.11)	—	(0.11)
Year Ended February 29, 2020	10.74	0.26	0.27	0.53	(0.26)	—	(0.26)
Year Ended February 28, 2019	10.70	0.20	0.04	0.24	(0.20)	—	(0.20)
Year Ended February 28, 2018	10.83	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Year Ended February 28, 2017	10.84	0.09	0.01	0.10	(0.10)	(0.01)	(0.11)
Year Ended February 29, 2016	10.89	0.10	(0.04)	0.06	(0.10)	(0.01)	(0.11)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	11.01	0.11	0.15	0.26	(0.12)	—	(0.12)
Year Ended February 29, 2020	10.74	0.27	0.27	0.54	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.69	0.22	0.05	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.83	0.16	(0.13)	0.03	(0.17)	—	(0.17)
Year Ended February 28, 2017	10.84	0.12	— (f)	0.12	(0.12)	(0.01)	(0.13)
Year Ended February 29, 2016	10.89	0.12	(0.03)	0.09	(0.13)	(0.01)	(0.14)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

394	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.14	2.20%	$440,682	0.58%	1.74%	0.83%	49%
11.00	4.84	305,826	0.66	2.13	0.84	88
10.72	1.99	296,927	0.80	1.60	0.86	80
10.68	(0.16)	386,702	0.80	1.02	0.86	44
10.81	0.55	535,288	0.80	0.61	0.90	37
10.83	0.35	528,045	0.80	0.63	0.92	45

11.22	1.93	31,426	1.08	1.25	1.33	49
11.08	4.26	23,359	1.17	1.64	1.35	88
10.80	1.56	29,415	1.30	1.09	1.36	80
10.75	(0.69)	34,926	1.30	0.50	1.36	44
10.88	0.05	89,565	1.30	0.10	1.42	37
10.90	(0.16)	110,872	1.30	0.13	1.41	45

11.15	2.32	1,556,595	0.33	1.94	0.58	49
11.01	4.99	673,511	0.41	2.38	0.59	88
10.74	2.24	738,371	0.55	1.83	0.60	80
10.70	0.08	1,010,587	0.55	1.26	0.60	44
10.83	0.90	2,867,193	0.55	0.83	0.66	37
10.84	0.50	7,145,093	0.55	0.88	0.66	45

11.15	2.35	2,612,525	0.27	2.05	0.32	49
11.01	5.12	2,126,449	0.29	2.51	0.34	88
10.74	2.60	2,099,483	0.30	2.09	0.35	80
10.69	0.25	2,225,633	0.30	1.52	0.35	44
10.83	1.15	2,563,439	0.30	1.10	0.36	37
10.84	0.77	3,171,892	0.30	1.13	0.35	45

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	395

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Short Duration Core Plus Fund
Class A
Six Months Ended August 31, 2020 (Unaudited)	$9.74	$0.10	$0.07	$0.17	$(0.11)
Year Ended February 29, 2020	9.41	0.24	0.31	0.55	(0.22)
Year Ended February 28, 2019	9.40	0.25	— (f)	0.25	(0.24)
Year Ended February 28, 2018	9.59	0.32	(0.19)	0.13	(0.32)
Year Ended February 28, 2017	8.87	0.42	0.72	1.14	(0.42)
Year Ended February 29, 2016	9.76	0.41	(0.89)	(0.48)	(0.41)

Class C
Six Months Ended August 31, 2020 (Unaudited)	9.72	0.07	0.07	0.14	(0.08)
Year Ended February 29, 2020	9.39	0.18	0.33	0.51	(0.18)
Year Ended February 28, 2019	9.38	0.20	— (f)	0.20	(0.19)
Year Ended February 28, 2018	9.57	0.27	(0.19)	0.08	(0.27)
Year Ended February 28, 2017	8.85	0.37	0.72	1.09	(0.37)
Year Ended February 29, 2016	9.75	0.36	(0.89)	(0.53)	(0.37)

Class I
Six Months Ended August 31, 2020 (Unaudited)	9.74	0.11	0.07	0.18	(0.12)
Year Ended February 29, 2020	9.40	0.25	0.34	0.59	(0.25)
Year Ended February 28, 2019	9.39	0.27	— (f)	0.27	(0.26)
Year Ended February 28, 2018	9.58	0.35	(0.19)	0.16	(0.35)
Year Ended February 28, 2017	8.86	0.44	0.72	1.16	(0.44)
Year Ended February 29, 2016	9.76	0.43	(0.89)	(0.46)	(0.44)

Class R6
Six Months Ended August 31, 2020 (Unaudited)	9.73	0.12	0.07	0.19	(0.12)
Year Ended February 29, 2020	9.40	0.24	0.35	0.59	(0.26)
Year Ended February 28, 2019	9.39	0.28	(0.01)	0.27	(0.26)
Year Ended February 28, 2018	9.58	0.35	(0.18)	0.17	(0.36)
Year Ended February 28, 2017	8.86	0.45	0.73	1.18	(0.46)
Year Ended February 29, 2016	9.77	0.44	(0.90)	(0.46)	(0.45)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

396	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.80	1.74%	$166,370	0.64%	2.06%	0.84%	61%
9.74	5.95	95,222	0.64	2.46	0.92	157
9.41	2.66	100,349	0.63	2.68	1.05	83
9.40	1.40	9,900	0.77	3.30	1.26	226
9.59	13.07	4,246	0.89	4.43	1.33	77
8.87	(5.03)	2,570	0.90	4.34	1.25	42

9.78	1.51	15,535	1.13	1.54	1.35	61
9.72	5.45	7,825	1.14	1.92	1.41	157
9.39	2.15	5,019	1.13	2.16	1.58	83
9.38	0.88	1,207	1.29	2.87	1.77	226
9.57	12.55	1,283	1.39	3.93	1.91	77
8.85	(5.61)	264	1.40	3.82	1.88	42

9.80	1.85	688,073	0.39	2.23	0.60	61
9.74	6.31	187,225	0.39	2.64	0.65	157
9.40	2.90	125,030	0.38	2.92	0.79	83
9.39	1.65	56,434	0.55	3.70	0.97	226
9.58	13.34	125,336	0.64	4.68	1.01	77
8.86	(4.86)	108,974	0.65	4.55	0.94	42

9.80	1.99	3,320,941	0.33	2.38	0.34	61
9.73	6.31	3,531,440	0.32	2.47	0.37	157
9.40	2.95	45,323	0.32	2.97	0.54	83
9.39	1.75	29,580	0.42	3.71	0.72	226
9.58	13.51	34,516	0.49	4.83	0.75	77
8.86	(4.81)	45,491	0.50	4.65	0.69	42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	397

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 11 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I (1), Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Inflation Managed Bond Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Limited Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Mortgage-Backed Securities Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified

(1)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares of the Fund. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.

The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.

The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.

The investment objective of JPMorgan Inflation Managed Bond Fund (“Inflation Managed Bond Fund”) is to seek to maximize inflation protected total return.

The investment objective of JPMorgan Limited Duration Bond Fund (“Limited Duration Bond Fund”) is to seek a high level of current income consistent with low volatility of principal.

The investment objective of JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Class C Shares automatically convert to Class A Shares after ten years. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

398	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at August 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	399

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$2,419,292	$966,991		$3,386,283
Collateralized Mortgage Obligations	—	2,379,622	599,734		2,979,356
Commercial Mortgage-Backed Securities	—	2,341,230	177,892		2,519,122
Corporate Bonds	—	9,660,725	—		9,660,725
Foreign Government Securities	—	153,735	—		153,735
Mortgage-Backed Securities	—	6,586,432	—		6,586,432
Municipal Bonds	—	146,115	—		146,115
U.S. Government Agency Securities	—	251,873	—		251,873
U.S. Treasury Obligations	—	7,479,115	—		7,479,115
Short-Term Investments
Investment Companies	3,091,319	—	—		3,091,319

Total Investments in Securities	$3,091,319	$31,418,139	$1,744,617		$36,254,075

Core Plus Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,671,128	$772,198		$2,443,326
Collateralized Mortgage Obligations	—	574,923	146,720		721,643
Commercial Mortgage-Backed Securities	—	1,433,148	165,300		1,598,448
Common Stocks
Aerospace & Defense	—	—	—	(a)	—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	16		16
Energy Equipment & Services	—	—	13		13
Food & Staples Retailing	—	—	61		61
Independent Power and Renewable Electricity Producers	50	—	—		50
Media	725	—	—		725
Oil, Gas & Consumable Fuels	251	—	—		251
Pharmaceuticals	996	—	—		996
Software	71	—	—		71
Specialty Retail	—	—	1,056		1,056

Total Common Stocks	2,093	—	1,146		3,239

Convertible Preferred Stocks	—	—	—	(a)	—	(a)
Corporate Bonds
Aerospace & Defense	—	54,515	—		54,515
Air Freight & Logistics	—	5,826	—		5,826
Airlines	—	8,691	—		8,691
Auto Components	—	34,264	—		34,264
Automobiles	—	2,870	—	(a)	2,870
Banks	—	704,394	—		704,394
Beverages	—	57,155	—		57,155
Biotechnology	—	111,022	—		111,022
Building Products	—	9,656	—		9,656
Capital Markets	—	299,381	—		299,381
Chemicals	—	40,874	—		40,874
Commercial Services & Supplies	—	33,007	—		33,007
Communications Equipment	—	13,055	—		13,055
Construction & Engineering	—	7,438	—		7,438
Construction Materials	—	1,490	—		1,490

400	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Core Plus Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Finance	$—	$68,823	$—	$68,823
Containers & Packaging	—	32,143	—	32,143
Distributors	—	10,011	—	10,011
Diversified Consumer Services	—	9,504	—	9,504
Diversified Financial Services	—	79,659	—	79,659
Diversified Telecommunication Services	—	163,031	—	163,031
Electric Utilities	—	263,710	2	263,712
Electrical Equipment	—	12,565	—	12,565
Electronic Equipment, Instruments & Components	—	13,572	—	13,572
Energy Equipment & Services	—	35,541	—	35,541
Entertainment	—	30,247	—	30,247
Equity Real Estate Investment Trusts (REITs)	—	137,110	—	137,110
Food & Staples Retailing	—	21,356	—	21,356
Food Products	—	53,428	—	53,428
Gas Utilities	—	21,545	—	21,545
Health Care Equipment & Supplies	—	29,324	—	29,324
Health Care Providers & Services	—	171,932	—	171,932
Health Care Technology	—	4,539	—	4,539
Hotels, Restaurants & Leisure	—	74,702	—	74,702
Household Durables	—	21,670	—	21,670
Household Products	—	23,860	—	23,860
Independent Power and Renewable Electricity Producers	—	9,319	—	9,319
Industrial Conglomerates	—	4,404	—	4,404
Insurance	—	89,580	—	89,580
Interactive Media & Services	—	2,536	—	2,536
Internet & Direct Marketing Retail	—	20,898	—	20,898
IT Services	—	38,469	—	38,469
Leisure Products	—	8,774	—	8,774
Life Sciences Tools & Services	—	1,116	—	1,116
Machinery	—	17,354	—	17,354
Marine	—	2,687	—	2,687
Media	—	199,060	—	199,060
Metals & Mining	—	48,681	—	48,681
Mortgage Real Estate Investment Trusts (REITs)	—	26,658	—	26,658
Multiline Retail	—	8,793	—	8,793
Multi-Utilities	—	34,086	—	34,086
Oil, Gas & Consumable Fuels	—	316,179	—	316,179
Personal Products	—	2,845	—	2,845
Pharmaceuticals	—	144,767	—	144,767
Real Estate Management & Development	—	3,841	—	3,841
Road & Rail	—	45,617	—	45,617
Semiconductors & Semiconductor Equipment	—	49,562	—	49,562
Software	—	66,086	—	66,086
Specialty Retail	—	55,014	—	55,014
Technology Hardware, Storage & Peripherals	—	81,448	—	81,448
Textiles, Apparel & Luxury Goods	—	4,632	—	4,632
Thrifts & Mortgage Finance	—	39,197	—	39,197
Tobacco	—	76,992	—	76,992
Trading Companies & Distributors	—	29,046	—	29,046
Transportation Infrastructure	—	1,389	—	1,389
Water Utilities	—	1,458	—	1,458
Wireless Telecommunication Services	—	114,948	—	114,948

Total Corporate Bonds	—	4,207,346	2	4,207,348

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	401

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Core Plus Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Foreign Government Securities	$—	$114,106	$—		$114,106
Loan Assignments
Chemicals	—	1,136	—		1,136
Construction & Engineering	—	—	5,188		5,188
Containers & Packaging	—	2,478	—		2,478
Diversified Telecommunication Services	—	1,523	—		1,523
Food & Staples Retailing	—	—	1,327		1,327
Hotels, Restaurants & Leisure	—	2,789	—		2,789
Leisure Products	—	— (a)	95		95
Media	—	1,794	—		1,794
Oil, Gas & Consumable Fuels	—	1,508	—		1,508
Pharmaceuticals	—	589	—		589
Specialty Retail	—	1,190	—		1,190

Total Loan Assignments	—	13,007	6,610		19,617

Mortgage-Backed Securities	—	2,880,033	—		2,880,033
Municipal Bonds	—	30,351	—		30,351
Preferred Stocks
Automobiles	—	—	—	(a)	— (a)
Communications Equipment	—	—	—	(a)	— (a)
Internet & Direct Marketing Retail	—	2,185	—		2,185
Specialty Retail	—	—	2,436		2,436

Total Preferred Stocks	—	2,185	2,436		4,621

Rights	—	—	113		113
U.S. Government Agency Securities	—	140,869	—		140,869
U.S. Treasury Obligations	—	1,802,828	—		1,802,828
Warrants
Oil, Gas & Consumable Fuels	—	9	—		9
Wireless Telecommunication Services	—	—	838		838

Total Warrants	—	9	838		847

Short-Term Investments
Investment Companies	1,162,220	—	—		1,162,220
Investment of cash collateral from securities loaned	491	—	—		491
Total Short-Term Investments	1,162,711	—	—		1,162,711

Total Investments in Securities	$1,164,804	$12,869,933	$1,095,363		$15,130,100

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$21	$—		$21
Futures Contracts	2,744	—	—		2,744
Swaps	—	940	—		940

Total Appreciation in Other Financial Instruments	$2,744	$961	$—		$3,705

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(129)	$—		$(129)
Futures Contracts	(4,203)	—	—		(4,203)
Swaps	—	(762)	—		(762)

Total Depreciation in Other Financial Instruments	$(4,203)	$(891)	$—		$(5,094)

402	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(b)	$—	(b)
Common Stocks
Aerospace & Defense	—	—	—	(a)	—	(a)
Food & Staples Retailing	—	—	167		167
Media	602	—	—		602
Specialty Retail	—	—	1,863		1,863

Total Common Stocks	602	—	2,030		2,632

Corporate Bonds
Auto Components	—	4,352	—		4,352
Chemicals	—	2,256	—		2,256
Commercial Services & Supplies	—	1,629	—		1,629
Communications Equipment	—	1,416	—		1,416
Consumer Finance	—	4,640	—		4,640
Containers & Packaging	—	850	—		850
Diversified Financial Services	—	1,919	—		1,919
Diversified Telecommunication Services	—	6,232	—		6,232
Electric Utilities	—	—	38		38
Electrical Equipment	—	2,477	—		2,477
Electronic Equipment, Instruments & Components	—	1,421	—		1,421
Entertainment	—	1,177	—		1,177
Food Products	—	1,020	—		1,020
Health Care Providers & Services	—	5,333	—		5,333
Health Care Technology	—	731	—		731
Hotels, Restaurants & Leisure	—	1,230	—		1,230
Household Durables	—	1,083	—		1,083
Household Products	—	2,060	—		2,060
Machinery	—	2,075	—		2,075
Media	—	2,715	—		2,715
Oil, Gas & Consumable Fuels	—	1,254	—		1,254
Pharmaceuticals	—	1,039	—		1,039
Road & Rail	—	584	—		584
Specialty Retail	—	2,226	—		2,226
Trading Companies & Distributors	—	2,045	—		2,045
Wireless Telecommunication Services	—	1,221	—		1,221

Total Corporate Bonds	—	52,985	38		53,023

Loan Assignments
Aerospace & Defense	—	10,175	—		10,175
Air Freight & Logistics	—	1,320	—		1,320
Airlines	—	3,686	—		3,686
Auto Components	—	8,918	—		8,918
Automobiles	—	3,774	—		3,774
Building Products	—	3,586	—		3,586
Chemicals	—	20,875	—		20,875
Commercial Services & Supplies	—	6,356	—		6,356
Communications Equipment	—	13,707	—		13,707
Construction & Engineering	—	4,943	—		4,943
Containers & Packaging	—	22,319	—		22,319
Distributors	—	2,203	—		2,203
Diversified Consumer Services	—	12,818	—		12,818
Diversified Financial Services	—	8,052	—		8,052
Diversified Telecommunication Services	—	43,266	—		43,266
Electric Utilities	—	15,441	—		15,441

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	403

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Electrical Equipment	$—	$8,885	$—		$8,885
Entertainment	—	6,397	—		6,397
Equity Real Estate Investment Trusts (REITs)	—	5,793	—		5,793
Food & Staples Retailing	—	4,869	4,197		9,066
Food Products	—	21,559	—		21,559
Health Care Providers & Services	—	38,659	—		38,659
Hotels, Restaurants & Leisure	—	24,050	—		24,050
Household Products	—	6,136	—		6,136
Independent Power and Renewable Electricity Producers	—	3,812	—		3,812
Insurance	—	11,145	—		11,145
Interactive Media & Services	—	2,375	—		2,375
IT Services	—	13,449	—		13,449
Leisure Products	—	7,340	2,578		9,918
Life Sciences Tools & Services	—	3,840	—		3,840
Machinery	—	8,790	—		8,790
Media	—	66,294	—		66,294
Multiline Retail	—	790	761		1,551
Oil, Gas & Consumable Fuels	—	17,497	2,790		20,287
Paper & Forest Products	—	3,211			3,211
Pharmaceuticals	—	24,999	—		24,999
Real Estate Management & Development	—	4,256	—		4,256
Road & Rail	—	8,628	—		8,628
Software	—	28,747	—		28,747
Specialty Retail	—	13,416	—		13,416
Technology Hardware, Storage & Peripherals	—	7,319	—		7,319
Textiles, Apparel & Luxury Goods	—	1,555	—		1,555
Wireless Telecommunication Services	—	11,409	—		11,409

Total Loan Assignments	—	536,659	10,326		546,985

Preferred Stocks	—	—	4,300		4,300
Rights	—	—	1,376		1,376
Warrants	—	—	1,039		1,039
Short-Term Investments
Investment Companies	33,801	—	—		33,801

Total Investments in Securities	$34,403	$589,644	$19,109	*	$643,156

*

Level 3 securities are valued by brokers and pricing services. At August 31, 2020, the value of these securities was approximately $19,109,000. The inputs for these securities are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$31,848	$—	$31,848
Collateralized Mortgage Obligations	—	745,175	—	745,175
Commercial Mortgage-Backed Securities	—	377,793	—	377,793
Mortgage-Backed Securities	—	746,925	—	746,925
U.S. Government Agency Securities	—	151,329	—	151,329
U.S. Treasury Obligations	—	898,664	—	898,664
Short-Term Investments
Investment Companies	185,494	—	—	185,494

Total Investments in Securities	$185,494	$2,951,734	$—	$3,137,228

404	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$—	(a)	$—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	71		71
Energy Equipment & Services	—	—	138		138
Food & Staples Retailing	—	—	616		616
Hotels, Restaurants & Leisure	564	—	—		564
Independent Power and Renewable Electricity Producers	10,576	—	—		10,576
Media	3,424	—	—		3,424
Oil, Gas & Consumable Fuels	450	—	—		450
Pharmaceuticals	3,461	—	—		3,461
Software	4,383	—	—		4,383
Specialty Retail	—	—	9,187		9,187

Total Common Stocks	22,858	—	10,012		32,870

Convertible Bonds	—	24,742	—		24,742
Convertible Preferred Stocks	—	—	—	(a)	—	(a)
Corporate Bonds
Aerospace & Defense	—	93,587	—		93,587
Air Freight & Logistics	—	31,755	—		31,755
Airlines	—	20,739	—		20,739
Auto Components	—	231,951	—		231,951
Automobiles	—	37,834	—	(a)	37,834
Banks	—	80,722	—		80,722
Biotechnology	—	5,771	—		5,771
Building Products	—	107,681	—		107,681
Capital Markets	—	22,599	—		22,599
Chemicals	—	193,890	—		193,890
Commercial Services & Supplies	—	137,460	—		137,460
Communications Equipment	—	94,945	—		94,945
Construction & Engineering	—	22,579	—		22,579
Construction Materials	—	17,046	—		17,046
Consumer Finance	—	256,827	—		256,827
Containers & Packaging	—	172,666	—		172,666
Distributors	—	32,099	—		32,099
Diversified Consumer Services	—	19,442	—		19,442
Diversified Financial Services	—	65,003	—		65,003
Diversified Telecommunication Services	—	722,027	—		722,027
Electric Utilities	—	70,957	42		70,999
Electrical Equipment	—	14,678	—		14,678
Electronic Equipment, Instruments & Components	—	38,566	—		38,566
Energy Equipment & Services	—	55,417	—		55,417
Entertainment	—	134,541	—		134,541
Equity Real Estate Investment Trusts (REITs)	—	181,096	—		181,096
Food & Staples Retailing	—	133,134	—		133,134
Food Products	—	87,258	—		87,258
Gas Utilities	—	20,847	—		20,847
Health Care Equipment & Supplies	—	45,836	—		45,836
Health Care Providers & Services	—	581,657	—		581,657
Health Care Technology	—	20,985	—		20,985
Hotels, Restaurants & Leisure	—	415,173	—		415,173
Household Durables	—	66,157	—		66,157
Household Products	—	95,191	—		95,191
Independent Power and Renewable Electricity Producers	—	48,435	—		48,435
Interactive Media & Services	—	820	—		820

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	405

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Internet & Direct Marketing Retail	$—	$27,570	$—	$27,570
IT Services	—	43,461	—	43,461
Leisure Products	—	59,575	—	59,575
Life Sciences Tools & Services	—	10,578	—	10,578
Machinery	—	68,264	—	68,264
Media	—	576,685	—	576,685
Metals & Mining	—	135,000	—	135,000
Multiline Retail	—	40,807	—	40,807
Oil, Gas & Consumable Fuels	—	700,654	—	700,654
Paper & Forest Products	—	2,422	—	2,422
Personal Products	—	14,247	—	14,247
Pharmaceuticals	—	279,233	—	279,233
Professional Services	—	6,829	—	6,829
Real Estate Management & Development	—	—	3,533	3,533
Road & Rail	—	82,949	—	82,949
Semiconductors & Semiconductor Equipment	—	89,686	—	89,686
Software	—	67,380	—	67,380
Specialty Retail	—	130,075	—	130,075
Technology Hardware, Storage & Peripherals	—	55,199	—	55,199
Textiles, Apparel & Luxury Goods	—	6,037	—	6,037
Thrifts & Mortgage Finance	—	42,200	—	42,200
Trading Companies & Distributors	—	128,132	—	128,132
Wireless Telecommunication Services	—	349,035	—	349,035

Total Corporate Bonds	—	7,293,389	3,575	7,296,964

Loan Assignments
Auto Components	—	6,512	—	6,512
Automobiles	—	19,600	—	19,600
Communications Equipment	—	8,583	—	8,583
Containers & Packaging	—	54,387	—	54,387
Distributors	—	9,889	—	9,889
Diversified Financial Services	—	18,409	—	18,409
Diversified Telecommunication Services	—	51,216	—	51,216
Electrical Equipment	—	4,348	—	4,348
Entertainment	—	1,269	—	1,269
Food & Staples Retailing	—	9,701	19,530	29,231
Food Products	—	8,987	—	8,987
Health Care Providers & Services	—	51,586	—	51,586
Hotels, Restaurants & Leisure	—	14,186	—	14,186
Household Products	—	3,371	—	3,371
IT Services	—	12,023	—	12,023
Leisure Products	—	21,175	2,460	23,635
Machinery	—	15,801	—	15,801
Media	—	47,668	—	47,668
Multiline Retail	—	1,345	13,498	14,843
Oil, Gas & Consumable Fuels	—	19,460	19,500	38,960
Personal Products	—	1,921	—	1,921
Pharmaceuticals	—	42,128	—	42,128
Software	—	14,469	—	14,469
Specialty Retail	—	38,009	—	38,009
Technology Hardware, Storage & Peripherals	—	1,414	—	1,414
Wireless Telecommunication Services	—	17,557	—	17,557

Total Loan Assignments	—	495,014	54,988	550,002

406	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Automobiles	$—	$—	$—	(a)	$—	(a)
Banks	6,378	—	—		6,378
Communications Equipment	—	—	4		4
Internet & Direct Marketing Retail	—	14,224	—		14,224
Specialty Retail	—	—	21,181		21,181

Total Preferred Stocks	6,378	14,224	21,185		41,787

Rights	—	—	3,077		3,077
Warrants
Oil, Gas & Consumable Fuels	—	29	—		29
Wireless Telecommunication Services	—	—	4,395		4,395

Total Warrants	—	29	4,395		4,424

Short-Term Investments
Investment Companies	1,192,070	—	—		1,192,070

Total Investments in Securities	$1,221,306	$7,827,398	$97,232		$9,145,936

Appreciation in Other Financial Instruments
Swaps	$—	$19,817	$—		$19,817

Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$913,356	$346,897		$1,260,253
Collateralized Mortgage Obligations	—	1,013,647	217,884		1,231,531
Commercial Mortgage-Backed Securities	—	1,301,124	205,639		1,506,763
Common Stocks
Aerospace & Defense	—	—	—	(b)	—	(b)
Capital Markets	—	—	55		55
Food & Staples Retailing	—	—	45		45
Media	9	—	—		9
Oil, Gas & Consumable Fuels	6	—	—		6
Specialty Retail	—	—	5		5

Total Common Stocks	15	—	105		120

Convertible Bonds	—	34	—		34
Corporate Bonds	—	2,024,428	—		2,024,428
Exchange-Traded Funds	43,700	—	—		43,700
Foreign Government Securities	—	146,701	—		146,701

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	407

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Aerospace & Defense	$—	$3	$—		$3
Automobiles	—	92	—		92
Chemicals	—	253	—		253
Construction & Engineering	—	—	943		943
Containers & Packaging	—	84	—		84
Diversified Consumer Services	—	88	—		88
Diversified Telecommunication Services	—	256	—		256
Electric Utilities	—	39	—		39
Food & Staples Retailing	—	255	2,178		2,433
Health Care Providers & Services	—	1,271	—		1,271
Hotels, Restaurants & Leisure	—	256	—		256
Interactive Media & Services	—	143	—		143
Leisure Products	—	— (a)	29		29
Oil, Gas & Consumable Fuels	—	546	—		546
Pharmaceuticals	—	643	—		643
Software	—	95	—		95
Specialty Retail	—	10	—		10

Total Loan Assignments	—	4,034	3,150		7,184

Mortgage-Backed Securities	—	97,047	—		97,047
Municipal Bonds	—	2,080	—		2,080
Preferred Stocks
Electric Utilities	12,282	—	—		12,282
Insurance	2,570	—	—		2,570
Internet & Direct Marketing Retail	—	15	—		15

Total Preferred Stocks	14,852	15	—		14,867

Warrants	—	—	16		16
Short-Term Investments
Investment Companies	97,748	—	—		97,748

Total Investments in Securities	$156,315	$5,502,466	$773,691		$6,432,472

Appreciation in Other Financial Instruments
Futures Contracts	$587	$—	$—		$587

Depreciation in Other Financial Instruments
Futures Contracts	$(3,517)	$—	$—		$(3,517)
Swaps	—	(60,810)	—		(60,810)

Total Depreciation in Other Financial Instruments	$(3,517)	$(60,810)	$—		$(64,327)

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$131,634	$5,753		$137,387
Collateralized Mortgage Obligations	—	99,569	25		99,594
Commercial Mortgage-Backed Securities	—	161,959	—	(a)	161,959
Corporate Bonds	—	435,812	—		435,812
Foreign Government Securities	—	5,063	—		5,063
Mortgage-Backed Securities	—	140,539	—		140,539
U.S. Government Agency Securities	—	13,075	—		13,075
U.S. Treasury Obligations	—	271,854	—		271,854
Short-Term Investments
Investment Companies	50,649	—	—		50,649

Total Investments in Securities	$50,649	$1,259,505	$5,778		$1,315,932

Appreciation in Other Financial Instruments
Swaps	$—	$19,266	$—		$19,266

Depreciation in Other Financial Instruments
Swaps	$—	$(121)	$—		$(121)

408	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$403,453	$77,496	$480,949
Collateralized Mortgage Obligations	—	445,256	4,303	449,559
Commercial Mortgage-Backed Securities	—	88,648	115	88,763
Corporate Bonds	—	122,192	—	122,192
Mortgage-Backed Securities	—	88,376	—	88,376
Short-Term Investments
Investment Companies	100,970	—	—	100,970

Total Investments in Securities	$100,970	$1,147,925	$81,914	$1,330,809

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$98,920	$245,505	$344,425
Collateralized Mortgage Obligations	—	524,875	45,273	570,148
Commercial Mortgage-Backed Securities	—	200,621	31,225	231,846
Mortgage-Backed Securities	—	1,862,196	—	1,862,196
U.S. Treasury Obligations	—	137	—	137
Short-Term Investments
Investment Companies	201,053	—	—	201,053

Total Investments in Securities	$201,053	$2,686,749	$322,003	$3,209,805

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$871,323	$95,427	$966,750
Collateralized Mortgage Obligations	—	797,292	—	797,292
Commercial Mortgage-Backed Securities	—	57,012	4,583	61,595
Corporate Bonds	—	1,569,025	—	1,569,025
Mortgage-Backed Securities	—	353,312	—	353,312
U.S. Treasury Obligations	—	741,119	—	741,119
Short-Term Investments
Investment Companies	281,361	—	—	281,361
U.S. Treasury Obligations	—	3,304	—	3,304

Total Short-Term Investments	281,361	3,304	—	284,665

Total Investments in Securities	$281,361	$4,392,387	$100,010	$4,773,758

Appreciation in Other Financial Instruments
Futures Contracts	$334	$—	$—	$334

Depreciation in Other Financial Instruments
Futures Contracts	$(372)	$—	$—	$(372)

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	409

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$382,078	$30,818	$412,896
Collateralized Mortgage Obligations	—	378,226	17,215	395,441
Commercial Mortgage-Backed Securities	—	249,231	110,786	360,017
Corporate Bonds	—	1,856,969	—	1,856,969
Foreign Government Securities	—	36,498	—	36,498
Mortgage-Backed Securities	—	556,559	—	556,559
U.S. Treasury Obligations	—	422,821	—	422,821
Short-Term Investments
Investment Companies	477,464	—	—	477,464
U.S. Treasury Obligations	—	1,481	—	1,481

Total Short-Term Investments	477,464	1,481	—	478,945

Total Investments in Securities	$477,464	$3,883,863	$158,819	$4,520,146

Appreciation in Other Financial Instruments
Futures Contracts	$125	$—	$—	$125

Depreciation in Other Financial Instruments
Futures Contracts	$(233)	$—	$—	$(233)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities:
Asset-Backed Securities	$971,469	$—	(a)	$(15,167)	$(565)	$206,237	$(264,865)	$165,881	$(95,999)	$966,991
Collateralized Mortgage Obligations	406,977	—	(a)	3,816	(1,254)	96,028	(47,134)	141,301	—	599,734
Commercial Mortgage-Backed Securities	160,021	—		(15,133)	(545)	166	(12)	36,276	(2,881)	177,892

Total	$1,538,467	$—		$(26,484)	$(2,364)	$302,431	$(312,011)	$343,458	$(98,880)	$1,744,617

Core Plus Bond Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities:
Asset-Backed Securities	$612,907		$(1,808)	$(18,247)	$(113)	$199,221	$(51,940)	$42,921	$(10,743)	$772,198
Collateralized Mortgage Obligations	126,336		—	(1,446)	1	62,303	(70,223)	29,749	—	146,720
Commercial Mortgage-Backed Securities	179,594		—	(14,958)	(193)	535	(1,889)	9,042	(6,831)	165,300
Common Stocks — Aerospace & Defense	11		—	(11)	—	—	—	—	—	—	(a)
Common Stocks —Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Diversified Financial Services	16		—	13	—	—	(13)	—	—	16
Common Stocks — Energy Equipment & Services	13		—	—	—	—	—	—	—	13

410	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Core Plus Bond Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Common Stocks — Food & Staples Retailing	$—		$—	$12	$—	$49	$—	$—	$—	$61
Common Stocks — Oil, Gas & Consumable Fuels	120		—	—	—	—	—	—	(120)	—
Common Stocks — Pharmaceuticals	117		—	—	—	—	—	—	(117)	—
Common Stocks — Specialty Retail	1,153		—	(97)	—	—	—	—	—	1,056
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Electric Utilities	2		—	— (a)	—	—	—	—	—	2
Corporate Bonds — Wireless Telecommunication Services	3,385		159	(422)	—	—	(3,122)	—	—	—
Loan Assignments — Construction & Engineering	5,852		—	(24)	26	—	(666)	—	—	5,188
Loan Assignments — Food & Staples Retailing	—		—	556	23	748	—	—	—	1,327
Loan Assignments — Leisure Products	189		—	(94)	—	—	—	—	—	95
Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks —Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Specialty Retail	2,198		—	238	—	—	—	—	—	2,436
Rights — Independent Power and Renewable Electricity Producers	110		—	3	—	—	—	—	—	113
Warrants — Wireless Telecommunication Services	1,563		—	(725)	—	—	—	—	—	838

Total	$933,566		$(1,649)	$(35,202)	$(256)	$262,856	$(127,853)	$81,712	$(17,811)	$1,095,363

Floating Rate Income Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as August 31, 2020
Investments in Securities:
Collateralized Mortgage Obligations	$—		$—	$(470)	$—	$470	$—	$—	$—	$—	(b)
Common Stocks — Aerospace & Defense	293		—	(293)	—	—	—	—	—	—	(a)
Common Stocks — Food & Staples Retailing	—		—	49	—	118	—	—	—	167
Common Stocks — Oil, Gas & Consumable Fuels	106		—	364	—	—	(470)	—	—	—
Common Stocks — Specialty Retail	2,034		—	(171)	—	—	—	—	—	1,863
Corporate Bonds — Electric Utilities	38		—	—	—	—	—	—	—	38
Corporate Bonds — Wireless Telecommunication Services	—	(b)	14	—	—	—	(14)	—	—	—
Loan Assignments — Food & Staples Retailing	—		—	1,435	63	2,699	—	—	—	4,197

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	411

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Floating Rate Income Fund	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3		Balance as August 31, 2020
Loan Assignments — Leisure Products	$5,154	$—	$(2,576)	$—	$—	$—	$—	$—	(a)	$2,578
Loan Assignments — Multiline Retail	—	—	14	—	747	—	—	—		761
Loan Assignments — Oil, Gas & Consumable Fuels	—	—	—	—	2,790	—	—	—		2,790
Preferred Stocks — Specialty Retail	3,880	—	420	—	—	—	—	—		4,300
Rights — Independent Power and Renewable Electricity Producers	1,337	—	39	—	—	—	—	—		1,376
Warrants — Wireless Telecommunication Services	1,939	—	(900)	—	—	—	—	—		1,039

Total	$14,781	$14	$(2,089)	$63	$6,824	$(484)	$—	$—	(a)	$19,109

High Yield Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities:
Common Stocks — Aerospace & Defense	$279		$—	$(279)	$—		$—	$—	$—	$—	$—	(a)
Common Stocks — Communications Equipment	—	(a)	—	—	—		—	—	—	—	—	(a)
Common Stocks — Diversified Financial Services	71		—	62	—		—	(62)	—	—	71
Common Stocks — Energy Equipment & Services	138		—	—	—		—	—	—	—	138
Common Stocks — Food & Staples Retailing	—		—	296	—		320	—	—	—	616
Common Stocks — Oil, Gas & Consumable Fuels	624		—	—	—		—	—	—	(624)	—
Common Stocks — Pharmaceuticals	408		—	—	—		—	—	—	(408)	—
Common Stocks — Specialty Retail	10,022		—	(835)	—		—	—	—	—	9,187
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Corporate Bonds — Electric Utilities	79		—	(37)	—		—	—	—	—	42
Corporate Bonds — Real Estate Management & Development	4,761		—	(7)	5		—	(1,226)	—	—	3,533
Corporate Bonds — Wireless Telecommunication Services	14,155		628	(1,594)	2		—	(13,191)	—	—	—
Loan Assignments — Food & Staples Retailing	10,000		194	4,448	237		17,103	(12,452)	—	—	19,530
Loan Assignments — Leisure Products	4,918		—	(2,458)	—	(a)	—	—	—	— (a)	2,460
Loan Assignments — Multiline Retail	—		—	241	—		13,257	—	—	—	13,498
Loan Assignments — Oil, Gas & Consumable Fuels	—		—	—	—		19,500	—	—	—	19,500
Preferred Stocks — Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Preferred Stocks — Communications Equipment	4		—	—	—		—	—	—	—	4
Preferred Stocks — Specialty Retail	19,778		—	1,403	—		—	—	—	—	21,181

412	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

High Yield Fund	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Rights — Independent Power and Renewable Electricity Producers	$2,992	$—	$85	$—	$—	$—	$—	$—	$3,077
Warrants — Wireless Telecommunication Services	8,205	—	(3,810)	—	—	—	—	—	4,395

Total	$76,434	$822	$(2,485)	$244	$50,180	$(26,931)	$—	$(1,032)	$97,232

Income Fund	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities
Asset-Backed Securities	$351,115	$(516)	$(21,109)	$20	$59,296	$(28,040)	$27,489	$(41,358)	$346,897
Collateralized Mortgage Obligations	170,293	—	(13,237)	(67)	24,473	(9,630)	46,912	(860)	217,884
Commercial Mortgage-Backed Securities	174,388	(7,626)	(44,393)	101	32,671	(38,602)	98,647	(9,547)	205,639
Common Stocks — Aerospace & Defense	4	—	(4)	—	—	—	—	—	—	(b)
Common Stocks — Capital Markets	35	—	20	—	—	—	—	—	55
Common Stocks — Food & Staples Retailing	—	—	43	—	2	—	—	—	45
Common Stocks — Specialty Retail	5	—	— (a)	—	—	—	—	—	5
Corporate Bonds — Wireless Telecommunication Services	5,977	15	(202)	19	—	(5,809)	—	—	—
Loan Assignments — Construction & Engineering	1,064	—	(4)	5	—	(122)	—	—	943
Loan Assignments — Food & Staples Retailing	—	—	223	18	1,937	—	—	—	2,178
Loan Assignments —Leisure Products	58	—	(29)	—	—	—	—	—	29
Warrants — Wireless Telecommunication Services	29	—	(13)	—	—	—	—	—	16

Total	$702,968	$(8,127)	$(78,705)	$96	$118,379	$(82,203)	$173,048	$(51,765)	$773,691

Limited Duration Bond Fund	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities
Asset-Backed Securities	$81,449	$—	(a)	$(812)	$3		$7,957		$(26,291)	$18,868	$(3,678)	$77,496
Collateralized Mortgage Obligations	5,441	—		(22)	—	(a)	—	(a)	(1,116)	—	—	4,303
Commercial Mortgage-Backed Securities	136	—		(15)	—		—		(6)	—	—	115

Total	$87,026	$—	(a)	$(849)	$3		$7,957		$(27,413)	$18,868	$(3,678)	$81,914

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	413

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Mortgage-Backed Securities Fund	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities:
Asset-Backed Securities	$249,350	$—	(a)	$(3,958)	$(128)	$15,757	$(36,616)	$47,699	$(26,599)	$245,505
Collateralized Mortgage Obligations	37,944	1		(107)	(877)	6,711	(1,714)	3,315	—	45,273
Commercial Mortgage-Backed Securities	37,188	—		(2,064)	(252)	22	(192)	—	(3,477)	31,225

Total	$324,482	$1		$(6,129)	$(1,257)	$22,490	$(38,522)	$51,014	$(30,876)	$322,003

Short Duration Bond Fund	Balance as of February 29, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities
Asset-Backed Securities	$83,736		$—		$(1,027)	$27	$7,258	$(25,774	)_	$31,207	$—	$95,427
Collateralized Mortgage Obligations	—	(a)	—	(a)	— (a)	—	—	—	(a)	—	—	—
Commercial Mortgage-Backed Securities	—		—		(386)	(4)	—	—		4,973	—	4,583

Total	$83,736		$—	(a)	$(1,413)	$23	$7,258	$(25,774)		$36,180	$—	$100,010

Short Duration Core Plus Fund	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020
Investments in Securities
Asset-Backed Securities	$43,733	$—	$(710)	$(2)		$—	$(6,793)	$1,684	$(7,094)	$30,818
Collateralized Mortgage Obligations	24,529	—	(766)	—	(a)	—	(967)	—	(5,581)	17,215
Commercial Mortgage-Backed Securities	82,677	(811)	(11,365)	5		—	(9,701)	55,164	(5,183)	110,786
Corporate Bonds — Wireless Telecommunication Services	486	2	(6)	2		—	(484)	—	—	—

Total	$151,425	$(809)	$(12,847)	$5		$—	$(17,945)	$56,848	$(17,858)	$158,819

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

414	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2020, which were valued using significant unobservable inputs (level 3), were as follows (amounts in thousands):

Core Bond Fund	$(26,405)
Core Plus Bond Fund	(34,813)
Floating Rate Income Fund	(2,456)
High Yield Fund	(700)
Income Fund	(76,794)
Limited Duration Bond Fund	(821)
Mortgage-Backed Securities Fund	(6,087)
Short Duration Bond Fund	(1,462)
Short Duration Core Plus Fund	(12,784)

These amounts are included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Transfers from level 2 and level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the six months ended August 31, 2020 for Core Bond Fund, Income Fund, Limited Duration Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund.

There were no significant transfers into or out of level 3 for the six months ended August 31, 2020 for Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund and Inflation Managed Bond Fund.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$633,262	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (11.38%)
			Constant Default Rate	0.00% - 4.92% (7.84%)
			Yield (Discount Rate of Cash Flows)	1.43% - 21.22% (4.41%)

Asset-Backed Securities	633,262

	154,717	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.00% - 100.00% (92.96%)
			Constant Default Rate	0.00% - 4.92% (7.84%)
			Yield (Discount Rate of Cash Flows)	1.36% - 199.00% (2.58%)

Collateralized Mortgage Obligations	154,717

	157,593	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.99%)
			Yield (Discount Rate of Cash Flows)	(0.99)% - 42.53% (5.28%)

Commercial Mortgage-Backed Securities	157,593

Total	$945,572

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2020, the value of these investments was approximately $799,045,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	415

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

Common Stocks	16

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(d)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Preferred Stocks	—	(d)

	—	(d)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% - 100.00% (100.00%)

Corporate Bonds	—	(d)

	594,784		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (12.29%)
				Constant Default Rate	0.00% - 20.00% (0.10%)
				Yield (Discount Rate of Cash Flows)	1.43% - 21.22% (4.89%)

Asset-Backed Securities	594,784

	1,984		Discounted Cash Flow	Constant Prepayment Rate	8.00% - 19.70% (19.25%)
				Constant Default Rate	0.50% - 1.97% (0.55%)
Collateralized Mortgage Obligations				Yield (Discount Rate of Cash Flows)	2.61% - 5.84% (5.61%)

1,984

	135,105		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.53%)
Commercial Mortgage-Backed Securities				Yield (Discount Rate of Cash Flows)	(0.99)% - 11.46% (6.56%)

135,105

Total	$731,889

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2020, the value of these investments was approximately $363,474,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

416	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$687		Terms of Exchange Offer / Restructuring	Expected Recovery	$0.01 - $1.00 ($0.90)
	—	(b)(c)	Market Comparable Companies	EBITDA Multiple (d)	5.0x (5.0x)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Common Stocks	687

	4		Market Comparable Companies	EBITDA Multiple (d)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(b)(c)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Preferred Stocks	4

	—	(c)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Corporate Bonds	—	(c)

	12,537		Terms of Exchange Offer	Expected Recovery	100.00% (100.00%)
	6,993		Market Comparable Companies	EBITDA Multiple (d)	6.0x (6.0x)

Loan Assignments	19,530

Total	$20,221

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2020, the value of these investments was approximately $77,011,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Amount rounds to less than one thousand.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	417

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$320,654	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (18.38%)
			Constant Default Rate	0.00% - 16.16% (0.34%)
			Yield (Discount Rate of Cash Flows)	1.55% - 25.00% (6.14%)

Asset-Backed Securities	320,654

	152,458	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (17.77%)
			Constant Default Rate	0.00% - 2.90% (0.05%)
Collateralized Mortgage Obligations			Yield (Discount Rate of Cash Flows)	2.32% - 10.00% (4.80%)

152,458

	202,314	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.32%)
			Constant Default Rate	0.00% - 5.00% (0.03%)
Commercial Mortgage-Backed Securities			Yield (Discount Rate of Cash Flows)	1.64% - 199.00% (8.67%)

202,314

	2,119	Terms of Exchange Offer	Expected Recovery	100.00% (100.00%)
	59	Market Comparable Companies	EBITDA Multiple (b)	6.0x (6.0x)

Loan Assignments	2,178

Total	$677,604

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2020, the value of these investments was approximately $96,087,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

418	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at August 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$70,739	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (13.48%)
			Constant Default Rate	0.00% - 94.25% (0.54%)
			Yield (Discount Rate of Cash Flows)	1.11% - 39.91% (3.18%)

Asset-Backed Securities	70,739

	4,303	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.50% - 10.00% (9.58%)
			Constant Default Rate	0.00% - 5.76% (0.08%)
Collateralized Mortgage Obligations			Yield (Discount Rate of Cash Flows)	1.44% - 9.03% (1.62%)

4,303

	115	Discounted Cash Flow	Constant Prepayment Rate	6.00% (6.00%)
			Constant Default Rate	1.40% (1.40%)
Commercial Mortgage-Backed Securities			Yield (Discount Rate of Cash Flows)	5.17% (5.17%)

115

Total	$75,157

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2020, the value of these investments was approximately $6,757,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$224,639	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (11.43%)
			Constant Default Rate	0.00% - 4.00% (0.06%)
			Yield (Discount Rate of Cash Flows)	1.58% - 7.57% (3.89%)

Asset-Backed Securities	224,639

	15,265	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.00% - 100.00% (38.53%)
			Constant Default Rate	0.00% - 6.60% (1.29%)
			Yield (Discount Rate of Cash Flows)	1.54% - 199.00% (8.36%)

Collateralized Mortgage Obligations	15,265

	27,518	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.09%)
			Yield (Discount Rate of Cash Flows)	(0.99)% - 42.53% (4.52%)

Commercial Mortgage-Backed Securities	27,518

Total	$267,422

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2020, the value of these investments was approximately $54,581,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	419

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$83,910	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 50.00% (19.32%)
			Constant Default Rate	0.00% - 4.40% (0.01%)
			Yield (Discount Rate of Cash Flows)	0.71% - 4.73% (3.35%)

Asset-Backed Securities	83,910

	4,583	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.05% (4.05%)

Commercial Mortgage-Backed Securities	4,583

Total	$88,493

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2020, the value of these investments was approximately $11,517,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Core Plus Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$30,818	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (18.74%)
			Constan Default Rate	0.00% - 1.77% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.55% - 13.86% (4.39%)

Asset-Backed Securities	30,818

	17,215	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 25.00% (20.72%)
			Constan Default Rate	0.00% - 0.10% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.59% - 6.51% (4.38%)

Collateralized Mortgage Obligation	17,215

	110,493	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.74%)
			Yield (Discount Rate of Cash Flows)	1.35% - 23.00% (5.28%)

Commercial Mortgage-Backed Securities	110,493

Total	$158,526

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2020, the value of these investments was approximately $293,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

420	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

As of August 31, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. Loan Assignments — Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund and Income Fund invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invest in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.

Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At August 31, 2020, Floating Rate Income Fund had investments in loan assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Barclays Bank plc	14.5%
Credit Suisse International	13.2
Bank of America, N.A.	12.5
JPMorgan Chase Bank, N.A.	8.1
Morgan Stanley	7.7
Deutsche Bank AG	5.4

D. Unfunded Commitments — Floating Rate Income Fund, High Yield Fund and Income Fund have entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities.

Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	421

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

At August 31, 2020, Floating Rate Income Fund, High Yield Fund and Income Fund had the following loan commitment outstanding in which all or a portion of the commitment was unfunded which could be extended at the options of the borrower (amounts in thousands):

				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Floating Rate Income Fund
CVS Holdings I LP, Delayed Draw Term Loan	08/31/2026	4.250%	4.410%	$214	$200	$501	$469	$715	$669
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	1.000	11.500	278	278	—	—	278	278
Neiman Marcus Group Ltd. LLC, 1st Lien DIP Term Loan	12/30/2023	6.375	14.000	157	159	45	45	202	204
Pathway Vet Alliance LLC, Delayed Draw Term Loan	03/31/2027	2.000	4.160	108	106	—	—	108	106

High Yield Fund
Intelsat Jackson Holdings	12/31/2022	3.600	6.500	5,416	5,416	5,416	5,416	10,832	10,832
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	1.000	11.500	2,149	2,149	—	—	2,149	2,149
Neiman Marcus Group Ltd. LLC, 1st Lien DIP Term Loan	12/30/2023	6.375	14.000	2,778	2,820	794	806	3,572	3,626

Income Fund
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	1.000	11.500	363	363	—	—	363	363

E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Core Bond Fund, Core Plus Bond Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

Core Bond Fund, Core Plus Bond Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund had delayed delivery securities outstanding as of August 31, 2020, which are shown as a Receivable for Investment securities sold — delayed delivery securities and Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2020 are detailed on the SOIs.

F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market and/or the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

422	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2020 (amounts in thousands).

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Core Plus Bond Fund	$6	$(6)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the six months ended August 31, 2020, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Core Bond Fund	$3
Core Plus Bond Fund	3
Floating Rate Income Fund	—	(a)
High Yield Fund	5
Income Fund	2
Inflation Managed Bond Fund	—	(a)
Limited Duration Bond Fund	—	(a)
Short Duration Bond Fund	—	(a)
Short Duration Core Plus Fund	1

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Government Bond Fund and Mortgage-Backed Securities Fund did not lend out any securities during the six months ended August 31, 2020. Core Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund did not have any securities out on loan at August 31, 2020.

G. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below. Amounts in the tables below are in thousands.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	423

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Core Bond Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (a) (b)	$1,345,081	$7,615,806	$5,869,882	$(200)	$514	$3,091,319	3,088,848	$3,403		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	164,034	15,000	178,942	(81)*	(11)	—	—	118	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	18,769	61,888	80,657	—	—	—	—	22	*	—

Total	$1,527,884	$7,692,694	$6,129,481	$(281)	$503	$3,091,319		$3,543		$—

Core Plus Bond Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (a) (b)	$1,097,752	$3,728,998	$3,664,799	$163		$106	$1,162,220	1,161,291	$2,258		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.32% (a) (b)	155,061	38,000	192,499	(132	)*	(10)	420	420	116	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.07% (a) (b)	27,522	48,522	75,973	—		—	71	71	15	*	—

Total	$1,280,335	$3,815,520	$3,933,271	$31		$96	$1,162,711		$2,389		$—

Floating Rate Income Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$851	$761	$1,612	$—	$—	$—	—	$—	*(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	72,982	246,651	285,832	—	—	33,801	33,801	33		—

Total	$73,833	$247,412	$287,444	$—	$—	$33,801		$33		$—

424	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Government Bond Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$163,468	$1,560,805	$1,538,779	$—	$—	$185,494	185,494	$239	$—

High Yield Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	$411,025	$—	$410,798	$(183	)*	$(44)	$—	—	$269	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	46,920	46,388	93,308	—		—	—	—	28	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	187,602	3,153,563	2,149,095	—		—	1,192,070	1,192,070	282		—

Total	$645,547	$3,199,951	$2,653,201	$(183)		$(44)	$1,192,070		$579		$—

Income Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (a) (b)	$34,094	$2,133,318	$2,069,923	$257		$2	$97,748	97,670	$491		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	122,018	10,000	131,937	(73	)*	(8)	—	—	94	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	11,862	38,075	49,937	—		—	—	—	10	*	—

Total	$167,974	$2,181,393	$2,251,797	$184		$(6)	$97,748		$595		$—

Inflation Managed Bond Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (a) (b)	$36,595	$400,217	$386,206	$23	$20	$50,649	50,609	$91		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	1,453	5,416	6,869	—	—	—	—	1	*	—

Total	$38,048	$405,633	$393,075	$23	$20	$50,649		$92		$—

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	425

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Limited Duration Bond Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (a) (b)	$95,534	$295,117	$289,718	$—	(c)	$37	$100,970	100,889	$287		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	8	387	395	—		—	—	—	—	*(c)	—

Total	$95,542	$295,504	$290,113	$—		$37	$100,970		$287		$—

Mortgage-Backed Securities Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.17% (a) (b)	$196,979	$992,934	$988,735	$(127)	$2	$201,053	200,892	$373	$—

Short Duration Bond Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$—	$221	$221	$—	$—	$—	—	$—	*(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	43,227	1,451,513	1,213,379	—	—	281,361	281,361	62		—

Total	$43,227	$1,451,734	$1,213,600	$—	$—	$281,361		$62		$—

Short Duration Core Plus Fund

For the six months ended August 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2020	Shares at August 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.24% (a) (b)	$88,599	$1,329,998	$941,118	$(3)	$(12)	$477,464	477,082	$300		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	7,158	4,474	11,632	—	—	—	—	3	*	—

Total	$95,757	$1,334,472	$952,750	$(3)	$(12)	$477,464		$303		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2020.

426	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

I. Derivatives — Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.

Notes I(1) — I(4) below describe the various derivatives used by the Funds.

(1). Options — Income Fund purchased and/or sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	427

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — Core Plus Bond Fund, Income Fund, Inflation Managed Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures exposes the Funds to interest risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund and Short Duration Core Plus Fund engaged in various swap transactions, including credit default and interest rate swaps, to manage interest rate (e.g., duration, yield curve) and credit risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over the counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

428	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Inflation-Linked Swaps

Inflation Managed Bond Fund used inflation-linked swaps to provide inflation protection within their portfolios. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index for all Urban Consumers upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	429

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

(5). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2020 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$—	$—	$2,165	$2,165
Foreign exchange contracts	Receivables	—	21	—	—	21
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	2,744	—	—	—	2,744

Total		$2,744	$21	$—	$2,165	$4,930

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(98)	$—	$(98)
Foreign exchange contracts	Payables	—	(129)	—	—	(129)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(4,203)	—	—	—	(4,203)

Total		$(4,203)	$(129)	$(98)	$—	$(4,430)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

High Yield Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Centrally Cleared Swaps (a)
Credit contracts	Receivables	$18,400

(a)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Income Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$5,255	$2,252	$7,507
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	587	—	—	587

Total		$587	$5,255	$2,252	$8,094

Gross Liabilities:
Credit contracts	Payables	$—	$(24,108)	$(12,559)	$(36,667)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(3,517)	—	—	(3,517)

Total		$(3,517)	$(24,108)	$(12,559)	$(40,184)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

430	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Inflation Managed Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Centrally Cleared Swaps (a)
Interest rate contracts	Receivables	$19,227

Gross Liabilities:
Interest rate contracts	Payables	$(121)

(a)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Short Duration Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$334

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(372)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Short Duration Core Plus Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$125

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(233)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2020, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$12,049	$12,049
Foreign exchange contracts	—	187	—	187
Interest rate contracts	12,179	—	—	12,179

Total	$12,179	$187	$12,049	$24,415

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$952	$952
Foreign exchange contracts	—	(314)	—	(314)
Interest rate contracts	(10,859)	—	—	(10,859)

Total	$(10,859)	$(314)	$952	$(10,221)

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	431

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$(7,402)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$19,817

Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Swaps	Total
Credit contracts	$—	$—	$85,774	$85,774
Interest rate contracts	(2,010)	32,667	—	30,657

Total	$(2,010)	$32,667	$85,774	$116,431

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts		Futures Contracts	Swaps	Total
Credit contracts		$—	$(63,718)	$(63,718)
Interest rate contracts		(13,811)	—	(13,811)

Total		$(13,811)	$(63,718)	$(77,529)

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Interest rate contracts	$6,814	$(34,900)	$(28,086)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Interest rate contracts	$(1,752)	$30,440	$28,688

Short Duration Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$(71)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$(780)

Short Duration Core Plus Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Credit contracts	$—	$1,282	$1,282
Interest rate contracts	2,001	—	2,001

Total	$2,001	$1,282	$3,283

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts			Futures Contracts
Interest rate contracts			$(466)

432	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the six months ended August 31, 2020 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund	High Yield Fund		Income Fund		Inflation Managed Bond Fund		Short Duration Bond Fund	Short Duration Core Plus Fund
Futures Contracts — Interest:
Average Notional Balance Long	$1,868,665	$—		$1,521,261		$262,594	(c)	$649,663	$331,456
Average Notional Balance Short	1,348,498	—		1,387,543		65,872	(c)	340,209	179,481
Ending Notional Balance Long	1,376,831	—		1,441,327		—		760,467	290,462
Ending Notional Balance Short	1,327,888	—		2,216,190		—		549,930	119,693
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	10,682	—		—		—		—	—
Average Settlement Value Sold	31,965	—		—		—		—	—
Ending Settlement Value Purchased	13,523	—		—		—		—	—
Ending Settlement Value Sold	26,970	—		—		—		—	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—		12,865	(b)	—		—	—
Average Number of Contracts Written	—	—		12,865	(b)	—		—	—
Credit Default Swaps:
Average Notional Balance — Buy Protection	197,739	205,000	(a)	605,124		—		—	12,000	(d)
Average Notional Balance — Sell Protection	—	—		81,017		—		—	—
Ending Notional Balance — Buy Protection	125,000	292,500		671,685		—		—	—
Ending Notional Balance — Sell Protection	—	—		81,017		—		—	—
Interest Rate-Related Swaps (Inflation-Linked Swaps & Interest Rate Swaps):
Average Notional Balance — Pays Fixed Rate	—	—		—		686,440		—	—
Average Notional Balance — Receives Fixed Rate	—	—		—		71,606	(c)	—	—
Ending Notional Balance — Pays Fixed Rate	—	—		—		698,080		—	—

(a)	For the period May 1, 2020, through August 31, 2020.
(b)	The average number of contracts represents the options contracts held for 9 days during the period.
(c)	For the period March 1, 2020, through March 31, 2020.
(d)	The average notional balance represents the credit default swaps held for 10 days during the period.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties, cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F). Otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds.

Core Plus Bond Fund’s and Income Fund’s swap contracts at net value and collateral posted by counterparty as of August 31, 2020 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Core Plus Bond Fund	Collateral Received	Barclays Bank plc	$2,165	$(2,620)
Income Fund	Collateral Received	Barclays Bank plc	2,252	(2,600)
	Collateral Posted	Merrill Lynch International	(3,488)	3,370
	Collateral Posted	Morgan Stanley	(9,071)	8,940

The Funds’ derivatives contracts held at August 31, 2020 are not accounted for as hedging instruments under GAAP.

J. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	433

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

Core Bond Fund, Core Plus Bond Fund, Government Bond Fund and Inflation Managed Bond Fund invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

K. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2020 are as follows (amounts in thousands):

	Class A	Class C		Class I	Class L		Class R2	Class R3		Class R4		Class R5		Class R6	Total
Core Bond Fund
Transfer agency fees	$58	$10		$43	n/a		$4	$1		$—	(a)	$3		$81	$200
Core Plus Bond Fund
Transfer agency fees	37	5		13	$2	(1)	2	1		—	(a)	—	(a)	50	110
Floating Rate Income Fund
Transfer agency fees	1	1		2	n/a		n/a	n/a		n/a		n/a		2	6
Government Bond Fund
Transfer agency fees	22	2		11	n/a		4	—	(a)	—	(a)	n/a		6	45
High Yield Fund
Transfer agency fees	29	8		51	n/a		3	—	(a)	—	(a)	1		20	112
Income Fund
Transfer agency fees	16	8		21	n/a		n/a	n/a		n/a		n/a		1	46
Inflation Managed Bond Fund
Transfer agency fees	1	2		1	n/a		n/a	n/a		n/a		1		4	9
Limited Duration Bond Fund
Transfer agency fees	8	1		2	n/a		n/a	n/a		n/a		n/a		5	16
Mortgage-Backed Securities Fund
Transfer agency fees	5	1		7	n/a		n/a	n/a		n/a		n/a		9	22
Short Duration Bond Fund
Transfer agency fees	14	2		34	n/a		n/a	n/a		n/a		n/a		9	59
Short Duration Core Plus Fund
Transfer agency fees	2	—	(a)	2	n/a		n/a	n/a		n/a		n/a		11	15

(a)	Amount rounds to less than one thousand.
(1)	Effective June 2, 2020, Class L Shares of Core Plus Bond Fund were converted into Class I Shares of the Fund.

L. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

M. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

N. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly for all funds except for Income Fund in which distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

434	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28
High Yield Fund	0.50
Income Fund	0.30
Inflation Managed Bond Fund	0.28
Limited Duration Bond Fund	0.20
Mortgage-Backed Securities Fund	0.25
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2020, the effective annualized rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.04%, 0.07%, 0.07%, 0.07%, 0.07%, 0.07%, 0.07%, 0.07%, 0.07%, 0.07% and 0.07%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2020, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Core Bond Fund	$201	$1
Core Plus Bond Fund	139	–	(a)
Floating Rate Income Fund	1	–
Government Bond Fund	51	–
High Yield Fund	30	–	(a)
Income Fund	83	1
Inflation Managed Bond Fund	1	–	(a)
Limited Duration Bond Fund	7	1
Mortgage-Backed Securities Fund	16	–
Short Duration Bond Fund	52	—	(a)
Short Duration Core Plus Fund	6	—	(a)

(a)	Amount rounds to less than one thousand.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	435

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L		Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	n/a		0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.10	%(1)	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	n/a		0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	n/a		0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a
Inflation Managed Bond Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	0.10
Limited Duration Bond Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a

(1)	Effective June 2, 2020, Class L Shares were converted into Class I Shares.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I		Class L		Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	0.75%	1.40%	0.50%		n/a		1.10%	0.85%	0.60%	0.45%	0.35%
Core Plus Bond Fund	0.75	n/a	0.46	(1)	n/a	(1)	1.15	n/a	n/a	n/a	n/a
Floating Rate Income Fund	1.00	1.50	0.75		n/a		n/a	n/a	n/a	n/a	n/a
Government Bond Fund	0.75	n/a	0.48		n/a		1.10	0.85	0.60	n/a	0.35
High Yield Fund	1.00	1.50	0.75		n/a		1.35	1.10	0.85	0.70	0.60
Income Fund	0.65	1.20	0.40		n/a		n/a	n/a	n/a	n/a	0.40
Inflation Managed Bond Fund	0.75	1.40	0.55		n/a		n/a	n/a	n/a	0.45	0.35
Limited Duration Bond Fund	0.70	1.20	0.45		n/a		n/a	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.65	1.15	0.40		n/a		n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.59	1.09	0.34		n/a		n/a	n/a	n/a	n/a	0.28
Short Duration Core Plus Fund	0.64	1.14	0.39		n/a		n/a	n/a	n/a	n/a	0.33

(1)

Effective June 2, 2020, Class L Shares were converted into Class I Shares. The contractual expense limitation for Class I Shares was extended through June 2, 2022 in connection with the conversion of Class L Shares of the Fund into Class I Shares and to June 30, 2022 on July 1, 2020.

Except as noted above, the expense limitation agreements were in effect for the six months ended August 31, 2020 and are in place until at least June 30, 2021.

436	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

For the six months ended August 31, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$3	$—	$5,889	$5,892	$—
Core Plus Bond Fund	1	—	3,952	3,953	—
Floating Rate Income Fund	—	—	268	268	—
Government Bond Fund	266	178	1,301	1,745	6
High Yield Fund	103	70	894	1,067	—	(a)
Income Fund	95	64	6,086	6,245	30
Inflation Managed Bond Fund	146	97	57	300	1
Limited Duration Bond Fund	216	144	144	504	—
Mortgage-Backed Securities Fund	926	618	779	2,323	—
Short Duration Bond Fund	404	269	1,171	1,844	—
Short Duration Core Plus Fund	161	107	381	649	—

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

The amounts of waivers resulting from investments in these money market funds for the six months ended August 31, 2020 were as follows (amounts in thousands):

Core Bond Fund	$1,207
Core Plus Bond Fund	814
Floating Rate Income Fund	35
Government Bond Fund	229
High Yield Fund	658
Income Fund	170
Inflation Managed Bond Fund	33
Limited Duration Bond Fund	102
Mortgage-Backed Securities Fund	135
Short Duration Bond Fund	83
Short Duration Core Plus Fund	53

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2020, Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	437

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

4. Investment Transactions

During the six months ended August 31, 2020, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$8,593,129	$6,509,035	$593,472	$2,652,750
Core Plus Bond Fund	4,335,148	4,347,501	491,488	1,166,701
Floating Rate Income Fund	105,103	419,414	—	—
Government Bond Fund	1,227,020	822,984	578,241	323,037
High Yield Fund	2,745,504	1,376,004	—	—
Income Fund	2,288,426	1,617,526	—	—
Inflation Managed Bond Fund	170,188	194,621	334,846	430,476
Limited Duration Bond Fund	265,066	234,259	—	—
Mortgage-Backed Securities Fund	1,138,054	956,235	—	18,583
Short Duration Bond Fund	2,244,827	745,588	750,315	871,709
Short Duration Core Plus Fund	1,852,485	1,287,271	645,494	888,963

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$33,926,415	$2,430,825	$103,165	$2,327,660
Core Plus Bond Fund	14,381,981	903,028	154,409	748,619
Floating Rate Income Fund	680,863	8,652	46,359	(37,707)
Government Bond Fund	2,931,533	208,901	3,206	205,695
High Yield Fund	9,238,403	394,448	468,515	(74,067)
Income Fund	6,609,785	122,858	332,261	(209,403)
Inflation Managed Bond Fund	1,252,864	83,169	995	82,174
Limited Duration Bond Fund	1,315,072	18,827	3,090	15,737
Mortgage-Backed Securities Fund	3,113,774	112,366	16,335	96,031
Short Duration Bond Fund	4,703,582	75,594	5,456	70,138
Short Duration Core Plus Fund	4,466,840	87,111	33,913	53,198

At February 29, 2020, the following Funds had the following net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term		Long-Term
Floating Rate Income Fund	$38,133		$213,031
Government Bond Fund	719		1,256
High Yield Fund	78,167		430,681
Inflation Managed Bond Fund	70,867		—
Limited Duration Bond Fund	—		12,041
Short Duration Bond Fund	459		18,914
Short Duration Core Plus Fund	682	*	11,030	*

*	Amount includes capital loss carry forwards which are limited in future years under Internal Revenue Code sections 381-384.

438	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

During the year ended February 29, 2020 the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Core Bond Fund	$12,851	$10,759
Core Plus Bond Fund	44,308	45,309
Government Bond Fund	513	—
Income Fund	746	1,416
Inflation Managed Bond Fund	—	2,273
Limited Duration Bond Fund	—	212
Mortgage-Backed Securities Fund	242	808
Short Duration Bond Fund	10,841	—
Short Duration Core Plus Fund	3,814	—

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 29, 2020 the Funds deferred to March 1, 2020 the following specified ordinary losses and net capital losses of (amounts in thousands):

	Specified Ordinary Losses		Net Capital Losses (Gains)
			Short-Term	Long-Term
Core Plus Bond Fund	$287		$—	$—
Floating Rate Income Fund	—	(a)	(2,223)	2,831
Government Bond Fund	—		—	—	(a)
Short Duration Core Plus Fund	—		—	1,529

(a)	Amount rounds to less than one thousand.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund at August 31, 2020. Average borrowings from the Facility during the six months ended August 31, 2020 were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Government Bond Fund	$22,305	0.79%	1	$—	(a)
High Yield Fund	74,251	1.83	6	23
Income Fund	44,410	0.96	8	9

(a)	Amount rounds to less than one thousand.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2020.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	439

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2020 (Unaudited) (continued)

the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month London InterBank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2020, the Funds had individual shareholder and/or omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	1	15.6%	1	13.1%
Core Plus Bond Fund	1	17.2	2	29.6
Floating Rate Income Fund	1	46.3	—	—
Government Bond Fund	—	—	3	35.9
High Yield Fund	1	29.2	1	11.2
Income Fund	1	20.3	1	31.7
Inflation Managed Bond Fund	3	51.0	—	—
Limited Duration Bond Fund	2	40.5	—	—
Mortgage-Backed Securities Fund	—	—	2	22.1
Short Duration Bond Fund	1	48.1	1	13.7
Short Duration Core Plus Fund	4	66.4	—	—

As of August 31, 2020, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Blend Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Blend Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	—	—	13.6%
Floating Rate Income Fund	13.2%	—	20.4
High Yield Fund	—	—	22.6
Inflation Managed Bond Fund	12.4	11.5%	51.0
Limited Duration Bond Fund	44.3	—	—
Short Duration Core Plus Fund	—	14.3	62.2

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

440	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

A significant portion of the Funds’ (except Floating Rate Income Fund and High Yield Fund) investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

Floating Rate Income Fund and High Yield Fund may invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Certain derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Core Bond Fund, Core Plus Bond Fund, High Yield Fund and Short Duration Core Plus Fund invest in interest bearing notes with preferred security characteristics. These securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of a Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	441

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2020, and continued to hold your shares at the end of the reporting period, August 31, 2020.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Fund
Class A
Actual	$1,000.00	$1,023.40	$3.77	0.74%
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,021.00	6.78	1.33
Hypothetical	1,000.00	1,018.50	6.77	1.33
Class I
Actual	1,000.00	1,024.70	2.50	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Class R2
Actual	1,000.00	1,022.50	5.56	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class R3
Actual	1,000.00	1,023.80	4.28	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R4
Actual	1,000.00	1,025.00	3.01	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class R5
Actual	1,000.00	1,025.90	2.20	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Class R6
Actual	1,000.00	1,026.30	1.69	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33

JPMorgan Core Plus Bond Fund
Class A
Actual	1,000.00	1,021.90	3.77	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74

442	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Plus Bond Fund (continued)
Class C
Actual	$1,000.00	$1,018.40	$7.02	1.38%
Hypothetical	1,000.00	1,018.25	7.02	1.38
Class I
Actual	1,000.00	1,023.40	2.30	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R2
Actual	1,000.00	1,019.90	5.75	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class R3
Actual	1,000.00	1,021.20	4.53	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R4
Actual	1,000.00	1,022.50	3.21	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63
Class R5
Actual	1,000.00	1,023.30	2.45	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48
Class R6
Actual	1,000.00	1,023.80	1.94	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38

JPMorgan Floating Rate Income Fund
Class A
Actual	1,000.00	985.60	4.95	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class C
Actual	1,000.00	983.00	7.45	1.49
Hypothetical	1,000.00	1,017.69	7.58	1.49
Class I
Actual	1,000.00	986.90	3.71	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class R6
Actual	1,000.00	987.30	3.26	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

JPMorgan Government Bond Fund
Class A
Actual	1,000.00	1,024.10	3.72	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73
Class C
Actual	1,000.00	1,021.30	6.83	1.34
Hypothetical	1,000.00	1,018.45	6.82	1.34
Class I
Actual	1,000.00	1,025.50	2.35	0.46
Hypothetical	1,000.00	1,022.89	2.35	0.46
Class R2
Actual	1,000.00	1,022.40	5.51	1.08
Hypothetical	1,000.00	1,019.76	5.50	1.08
Class R3
Actual	1,000.00	1,023.70	4.23	0.83
Hypothetical	1,000.00	1,021.02	4.23	0.83
Class R4
Actual	1,000.00	1,024.10	2.96	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	443

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Government Bond Fund (continued)
Class R6
Actual	$1,000.00	$1,026.20	$1.69	0.33%
Hypothetical	1,000.00	1,023.54	1.68	0.33

JPMorgan High Yield Fund
Class A
Actual	1,000.00	990.60	4.92	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98
Class C
Actual	1,000.00	988.00	7.42	1.48
Hypothetical	1,000.00	1,017.74	7.53	1.48
Class I
Actual	1,000.00	991.90	3.67	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73
Class R2
Actual	1,000.00	988.80	6.67	1.33
Hypothetical	1,000.00	1,018.50	6.77	1.33
Class R3
Actual	1,000.00	990.20	5.42	1.08
Hypothetical	1,000.00	1,019.76	5.50	1.08
Class R4
Actual	1,000.00	991.40	4.17	0.83
Hypothetical	1,000.00	1,021.02	4.23	0.83
Class R5
Actual	1,000.00	992.10	3.41	0.68
Hypothetical	1,000.00	1,021.78	3.47	0.68
Class R6
Actual	1,000.00	992.70	2.91	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58

JPMorgan Income Fund
Class A
Actual	1,000.00	978.60	3.24	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	975.80	5.93	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19
Class I
Actual	1,000.00	980.00	2.00	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Class R6
Actual	1,000.00	979.00	1.95	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39

JPMorgan Inflation Managed Bond Fund
Class A
Actual	1,000.00	1,025.50	3.83	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,020.80	7.08	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class I
Actual	1,000.00	1,025.60	2.81	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55

444	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Inflation Managed Bond Fund (continued)
Class R5
Actual	$1,000.00	$1,027.00	$2.30	0.45%
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	1,026.60	1.79	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

JPMorgan Limited Duration Bond Fund
Class A
Actual	1,000.00	1,007.10	3.44	0.68
Hypothetical	1,000.00	1,021.78	3.47	0.68
Class C
Actual	1,000.00	1,003.70	5.96	1.18
Hypothetical	1,000.00	1,019.26	6.01	1.18
Class I
Actual	1,000.00	1,008.40	2.18	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Class R6
Actual	1,000.00	1,008.40	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

JPMorgan Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,017.10	3.25	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class C
Actual	1,000.00	1,014.40	5.79	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class I
Actual	1,000.00	1,018.10	1.98	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
Class R6
Actual	1,000.00	1,018.90	1.22	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

JPMorgan Short Duration Bond Fund
Class A
Actual	1,000.00	1,022.00	2.96	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58
Class C
Actual	1,000.00	1,019.30	5.50	1.08
Hypothetical	1,000.00	1,019.76	5.50	1.08
Class I
Actual	1,000.00	1,023.20	1.68	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33
Class R6
Actual	1,000.00	1,023.50	1.38	0.27
Hypothetical	1,000.00	1,023.84	1.38	0.27

JPMorgan Short Duration Core Plus Fund
Class A
Actual	1,000.00	1,017.40	3.25	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class C
Actual	1,000.00	1,015.10	5.74	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	445

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Short Duration Core Plus Fund (continued)
Class I
Actual	$1,000.00	$1,018.50	$1.98	0.39%
Hypothetical	1,000.00	1,023.24	1.99	0.39
Class R6
Actual	1,000.00	1,019.90	1.68	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

446	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2020, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2020.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent management consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory

Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the market volatility caused by the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A.

(“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with expense caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential

448	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, and Short Duration Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Floating Rate Income Fund, Income Fund, Inflation Managed Bond Fund and Short Duration Core Plus Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance for Class A shares was in the fifth, third and fourth quintiles based upon the Peer Group, and in the fourth, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the fifth, second and third quintiles based upon the Peer Group, and in the fourth, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth, fourth and third quintiles based upon the Peer Group, and in the third, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	449

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Core Plus Bond Fund’s performance for Class A shares was in the fifth, fourth and third quintiles based upon the Peer Group, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and third quintiles based upon the Peer Group, and in the fourth, third and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the contractual expense limitation for Class I Shares was extended through June 2, 2022 in connection with the conversion of Class L Shares of the Fund into Class I Shares and to June 30, 2022 as part of the Fund’s annual prospectus update. The Trustees noted that the performance for Class R6 shares was in the fifth, third and third quintiles based upon the Peer Group, and in the third, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Floating Rate Income Fund’s performance for Class A shares was in the third, fifth and fifth quintiles based upon the Peer Group, and in the fourth, fifth and fifth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the fourth quartile based upon the Peer Group and Universe for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class R6 shares was in the fourth quartile based upon the Peer Group for both the one- and three-year periods ended December 31, 2019, and in the fourth quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Government Bond Fund’s performance for Class A shares was in the first quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2019, and in the first, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the first quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class R6 shares was in the second quintile based upon the Peer Group for the one-year period ended December 31, 2019, and in the first quintile based upon the Universe for both the one- and three-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the High Yield Fund’s performance for Class A shares was in the fourth, fourth and third quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2019, respectively, and in the fourth quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class I shares was in the third quintile based upon both the Peer Group and Universe for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class R6 shares was in the fourth, fourth and third quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2019, respectively, and in the third quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Income Fund’s performance for Class A shares was in the second, first and first quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was

450	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

in the first, first and second quintiles based upon the Peer Group, and in the second, first and first quintiles based upon the Universe, for the one-, three, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the third and first quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2019, respectively, and in the second, first and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Inflation Managed Bond Fund’s performance for Class A shares was in the fourth, fourth and first quintiles based upon the Peer Group, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the third, fourth and second quintiles based upon the Peer Group, and in the fourth, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the second quintile based upon the Peer Group for the one-year period ended December 31, 2019, and in the third, third and second quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Limited Duration Bond Fund’s performance for Class A shares was in the fifth, fourth and fifth quintiles based upon the Peer Group, and in the fifth, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the fifth, third and third quintiles based upon both the Peer Group and Universe for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth quintile based upon the Peer Group for each of the one-, three, and five-year periods ended December 31, 2019, and in the fifth, second and third quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance for Class A shares was in the second, second and first quintiles based upon the Peer Group, and in the third, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that performance for Class I shares was in the first quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2019, and in the second, second and first quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the second, first and first quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Short Duration Bond Fund’s performance for Class A shares was in the fifth quintile based upon the Peer Group for each of the one, three-, and five-year periods ended December 31, 2019, and in the fourth, fifth and fifth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that performance for Class I shares was in the fourth, third and fourth quintiles based upon the Peer Group, and in the third, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth and fourth quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2019, respectively, and in the third quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Short Duration Core Plus Fund’s performance for Class A shares was in the first quintile based upon both the Peer Group and Universe for each of the one-,

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	451

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

three- and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class I shares was in the first quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees noted that performance for Class R6 shares was in the first quintile based upon the Peer Group for the one-year period ended December 31, 2019, and in the first quintile based on the Universe for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for Class A shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Floating Rate Income Fund’s net advisory fee for Class A shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Government Bond Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the third and second quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6

452	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2020

shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the High Yield Fund’s net advisory fee for Class A shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Income Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Inflation Managed Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the third and second quintiles, respectively, based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Limited Duration Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for Class A, Class I, and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short Duration Core Plus Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and first quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

AUGUST 31, 2020	J.P. MORGAN INCOME FUNDS	453

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. August 2020.	SAN-INC2-820

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2020

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2020